As filed with the Securities and Exchange                                         Registration No. 333-01107*

Commission on April 4, 2017                                                             Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 68 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-2824

J. Neil McMurdie, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2017, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:  033-88720; 033-75964 (which had included a combined prospectus for earlier Registration Statements:  033-75958, 033-75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration Statements: 033-75970, 033-75954, and 033-75956); 033-75982 (which had included a combined prospectus for earlier Registration Statements:  033-75968, 033-75966, 033-75990, and the individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-91846 (which had included a combined prospectus for earlier Registration Statement:  033-75976).

PART A

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement Dated May 1, 2017 to the Contract Prospectus and
Contract Prospectus Summary

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

The following information only affects you if you currently invest in or plan to invest in the subaccount that correspond to the VY® FMR® Diversified Mid Cap Portfolio.

Notice of and Important Information About Upcoming Fund Reorganizations

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolio” with and into the following “Surviving Portfolio.” Subject to shareholder approval for the VY® FMR® Diversified Mid Cap Portfolio reorganization, it is expected that the reorganization will be effective on or about the close of business on July 14, 2017 (the “Reorganization Date”).

Merging Portfolio	Surviving Portfolio
VY® FMR® Diversified Mid Cap Portfolio (Class S)	Voya MidCap Opportunities Portfolio (Class I)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Merging Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS” section of your Contract Prospectus or Contract Prospectus Summary for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Merging Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the VY® FMR® Diversified Mid Cap Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Voya MidCap Opportunities Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Merging Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio. See the “TRANSFERS” section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

X.01107-17	Page 1 of 2	May 2017

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-262-3862.

Information about the Surviving Portfolio. Summary information about the Voya MidCap Opportunities Portfolio (Class I) can be found in Appendix V – Fund Descriptions in your Contract Prospectus or Contract Prospectus Summary. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.01107-17	Page 2 of 2	May 2017

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Variable Annuity Account C Multiple Sponsored Retirement Options CONTRACT PROSPECTUS – May 1, 2017

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”).

Why Reading This Prospectus Is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 14. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain them for future reference.

Fixed Interest Options:

• Guaranteed Accumulation Account	• Fixed Plus Account	• Fixed Account	• Fixed Plus Account II A

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account (“GAA”). Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay. The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2017 Statement of Additional Information (“SAI”) without charge by indicating your request on your enrollment materials or calling the Company at
1-800-584-6001 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company.”  You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. The contract prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330,
e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 333-01107. The number assigned to the registration statement for GAA is
333-210551. The SAI table of contents is listed on page 56 of this prospectus. The SAI is incorporated into this prospectus by reference.

PRO.01107-17

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.01107-17

CONTRACT PROSPECTUS – MAY 1, 2017 (CONTINUED)

The Funds*

Alger Responsible Investing Fund (Class A)(1)

AllianzGI NFJ Large-Cap Value Fund (Institutional Class)(1)(2)

Amana Growth Fund (Investor Class)(1)

Amana Income Fund (Investor Class)(1)

American Century Investments® Income & Growth Fund
    (A Class)(1)(2)

American Century Investments® Inflation-Adjusted Bond Fund
    (Investor Class)(1)

American Funds® – Capital Income Builder® (Class R-4)(1)

American Funds® – EuroPacific Growth Fund® (Class R-4)(1)

American Funds® – Fundamental Investors® (Class R-4)(1)

American Funds® – New Perspective Fund® (Class R-4)(1)

American Funds® – SMALLCAP World Fund® (Class R-4)(1)

American Funds® – The Bond Fund of America®
      (Class R-4)(1)

American Funds® – The Growth Fund of America®
   (Class R-4)(1)

American Funds® – Washington Mutual Investors FundSM
   (Class R-4)(1)

AMG Managers Fairpointe Mid Cap Fund (Class N)(1)

Ariel Fund (Investor Class)(1)

Artisan International Fund (Investor Shares)(1)

Ave Maria Rising Dividend Fund(1)

BlackRock Health Sciences Opportunities Portfolio
    (Investor A Shares)(1)

BlackRock Mid Cap Value Opportunities Fund
    (Investor A Shares)(1)

Calvert VP SRI Balanced Portfolio (Class I)

Cohen & Steers Realty Shares, Inc.(1)

Columbia Acorn® Fund (Class Z)(1)(2)

Columbia Diversified Equity Income Fund (Class K)(1)(2)

Columbia Mid Cap Value Fund (Class A)(1)

Columbia Mid Cap Value Fund (Class Z)(1)(2)

Delaware Small Cap Value Fund (Class A)(1)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Mid Cap Portfolio (Initial Class)(2)

Fidelity® VIP Overseas Portfolio (Initial Class)(2)

Franklin Small Cap Value VIP Fund (Class 2)

Invesco Mid Cap Core Equity Fund (Class A)(1)

Invesco Small Cap Value Fund (Class Y)(1)

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Ivy Science and Technology Fund (Class Y)(1)

Janus Aspen Balanced Portfolio (Institutional Class)(2)

Janus Aspen Enterprise Portfolio (Institutional Class)(2)

Janus Aspen Flexible Bond Portfolio (Institutional Class)(2)

Janus Aspen Global Research Portfolio (Institutional Class)(2)

Janus Aspen Janus Portfolio (Institutional Class)(2)

Lazard International Equity Portfolio (Open Shares)(1)

LKCM Aquinas Catholic Equity Fund(1)(2)

Loomis Sayles Small Cap Value Fund (Retail Class)(1)(2)

Lord Abbett Series Fund Inc. -  Mid Cap Stock Portfolio
(Class VC)

Lord Abbett Short Duration Income Fund (Class R4)(1)

Metropolitan West Total Return Bond Fund (Class M)(1)

Neuberger Berman Socially Responsive Fund® (Trust Class)(1)

Oppenheimer Developing Markets Fund (Class A)(1)(2)

Oppenheimer Global Fund/VA (Non-Service Shares)(2)

Oppenheimer Global Strategic Income Fund/VA
(Non-Service Shares)(2)

Oppenheimer Main Street Small Cap Fund®/VA
(Non-Service Shares)

Pax Balanced Fund (Individual Investor Class)(1)(3)

PIMCO CommodityRealReturn Strategy Fund®
   (Administrative Class)(1)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer Emerging Markets VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio (Class I)

TCW Total Return Bond Fund (Class N)(1)

Templeton Global Bond Fund (Class A)(1)

The Hartford Capital Appreciation Fund (Class R4)(1)(2)

The Hartford Dividend and Growth Fund (Class R4)(1)(2)

The Hartford International Opportunities Fund (Class R4)(1)

USAA Precious Metals and Minerals Fund (Adviser Shares)(1)

Voya Balanced Portfolio (Class I)

Voya Corporate Leaders® 100 Fund (Class I)(1)

Voya Global Bond Portfolio (Class I)

Voya Global Equity Portfolio (Class I)

Voya Global Perspectives® Portfolio (Class I)(3)

Voya GNMA Income Fund (Class A)(1)

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Index Solution 2025 Portfolio (Class S)(3)

Voya Index Solution 2035 Portfolio (Class S)(3)

Voya Index Solution 2045 Portfolio (Class S)(3)

Voya Index Solution 2055 Portfolio (Class S)(3)

Voya Index Solution Income Portfolio (Class S)(3)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya Multi-Manager International Small Cap Fund
(Class I)(1)

Voya Multi-Manager Large Cap Core Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class S)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio(Class I)

Voya Solution 2025 Portfolio (Class S)(3)

Voya Solution 2035 Portfolio (Class S)(3)

Voya Solution 2045 Portfolio (Class S)(3)

(The Funds are continued on the next page)

PRO.01107-17                                                                                   3

The Funds* (continued)

Voya Solution 2055 Portfolio (Class S)(3)

Voya Solution Balanced Portfolio (Class S)(3)

Voya Solution Income Portfolio (Class S)(3)

Voya Solution Moderately Conservative Portfolio (Class S)(3)

Voya Strategic Allocation Conservative Portfolio (Class I)(3)

Voya Strategic Allocation Growth Portfolio (Class I)(3)

Voya Strategic Allocation Moderate Portfolio (Class I)(3)

Voya U.S. Bond Index Portfolio (Class I)

Voya U.S. Stock Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio
    (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Columbia Small Cap Value II Portfolio (Class S)

VY® FMR® Diversified Mid Cap Portfolio (Class S)(4)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio(Class S)(2)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio    (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio (Class I)

VY® Templeton Global Growth Portfolio (Class S)

Wanger International

Wanger Select

Wanger USA

Wells Fargo Small Company Growth Fund
   (Administrator Class)(1)

Wells Fargo Special Small Cap Value Fund
   (Class A)(1)

*  See “APPENDIX VI – Fund Descriptions” for further information about the funds.

(1)    This fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

(2) See “APPENDIX VI – Fund Descriptions” for further information regarding the availability of certain funds.
(3) These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund of Funds” for additional information.
(4) FMR® is a registered service mark of FMR LLC. Used with permission.

PRO.01107-17                                                                                   4

TABLE OF CONTENTS

Contract Overview:	6
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	8
Condensed Financial Information	10
The Company	10
Contract Purchase and Participation	11
Contract Ownership and Rights	13
Right to Cancel	13
investment options	14
Fees	18
Your Account Value	27
transfers	28
Withdrawals	32
Systematic Distribution Options	34
loans	35
Death Benefit	36
Income Phase	38
FEDERAL Tax Considerations	41
contract distribution	50
Other Topics	53
Contents of the Statement of Additional Information	56
Appendix I - Guaranteed Accumulation Account	57
Appendix II - Fixed Account	59
Appendix III - Fixed Plus Account	61
Appendix IV - Fixed Plus Account II A	65
Appendix V - Participant Appointment of Employer as Agent Under an Annuity Contract	69
Appendix VI - FUND DescriptionS	70
Appendix VII - Condensed Financial Information	84

PRO.01107-17                                                                                   5

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company. Contact your local representative or write or call the Company:

Customer Service

Defined Contribution

Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

Who’s Who

You (the “participant”)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, review “Contract Ownership and Rights” and “Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code Section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code Section 457. To learn which Tax Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

__________

*  Certain contracts are purchased by and issued directly to persons participating in certain plans. The words “you” and “participant” apply to these individuals. The words “contract holder” and “contract owner” also apply to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

PRO.01107-17                                                                                   6

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans and Roth 403(b) plans, as well as in certain 401(a), 401(k), Roth 401(k) or 403(a) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “FEDERAL Tax considerations.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Voya Retirement Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up one or more accounts for employer contributions and/or for one or more accounts for contributions from your salary. Alternatively, we may issue the contract to an employer or a plan on an unallocated basis. In that case, we establish a single account under the contract for the contract holder, and the recordkeeper designated by the plan establishes and maintains an individual account or accounts for each participant.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

•      Fixed Interest Options; or

•      Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 ||
Voya Retirement Insurance and Annuity Company
||	Step 2	||
Fixed Interest Option	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
|| Step 3 ||
	Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an option that provides a death benefit to beneficiaries; or

•      Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-17                                                                                   7

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[1]

(as a percentage of amount withdrawn, if applicable)

Applicable to Texas K-12 contracts .........................................................................  7%

Applicable to all other contracts................................................................................ 5%

Loan Interest Rate Spread (per annum)[2]................................................................ 3.0%

Loan Initiation Fee[3] ..........................................................................................  $100.00

In this section:

•    Maximum Transaction Expenses;

•    Maximum Periodic Fees and Charges;

•     Fund Fees and Expenses; and

•    Examples.

See “Fees” for:

•    Early Withdrawal Charge Schedules;

•    How, When and Why Fees are Deducted;

•    Reduction, Waiver and/or Elimination of Certain Fees;

•    Redemption Fees; and

•    Premium and Other Taxes.

Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

Maximum Periodic Fees and Charges
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee[4]

Separate Account Annual Expenses[4]

(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge[5]

Maximum Administrative Expense Charge

Maximum Total Separate Account Expenses

Applicable to Texas K-12 contracts $0.00 1.25% 0.25%[6] 1.50%	Applicable to all other contracts $30.00 1.50% 0.25%[7] 1.75%

*State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

_____________

1     This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

2     This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a loan interest rate spread between 0.0% and 3.0% per annum. Currently, the loan interest rate spread for most contracts is 2.5% per annum. See “Loans - Charges Associated with Loans.”

3       Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “Loans - Charges Associated with Loans.”

4     These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

5       A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “Death Benefit.”

6     We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.

7     We only impose this charge under some contracts. See “Fees.”

PRO.01107-17                                                                                   8

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12 Contracts		Applicable to All Other Contracts
	Minimum	Maximum	Mnimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.27%	1.51%	0.27%	1.76%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.00% for Texas K-12 contracts and 0.0024% for all other contracts), separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period*:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 contracts	$967	$1,514	$2,078	$3,327	$304	$930	$1,582	$3,327

Applicable to all other contracts*	$883	$1,665	$2,466	$3,991	$377	$1,146	$1,933	$3,991

_______________

*      This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**    This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

PRO.01107-17                                                                                   9

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period*:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 contracts	$851	$1,162	$1,487	$2,084	$180	$557	$959	$2,084

Applicable to all other contracts*	$743	$1,248	$1,781	$2,593	$229	$706	$1,209	$2,593

__________

*    This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**  This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX VII, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

PRO.01107-17                                                                                   10

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. To purchase the contract:

•      The contract holder submits the required forms and application to the Company; and

•      We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:

•      We provide you with enrollment materials for completion and return to us, which may be completed electronically where available (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and

•      If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

PRO.01107-17                                                                                   11

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, the purchase payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

•      Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous plan; and/or

•      Installment payments: More than one payment made over time to your account.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code and the plan. Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

The plan and the contract may have certain rules or restrictions that apply to the use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawal charge schedule. See “Fees - Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees,” “Appendix III - Fixed Plus Account” and “APPENDIX IV - Fixed Plus Account II A.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

PRO.01107-17                                                                                   12

•      Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:

•      Under 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

•      Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

•      Under Non-governmental Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:

•      Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and

•      Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants, see “Appendix V.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

PRO.01107-17                                                                                   13

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide a brief description of the funds in APPENDIX VI. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding - bought for annuities and life insurance; and

•      Shared funding - bought by more than one company.

PRO.01107-17                                                                                   14

Public Funds. The following funds, which are available through the contracts, are also available to the general public:

•      Alger Responsible Investing Fund

•      AllianzGI NFJ Large-Cap Value Fund

•      Amana Growth Fund

•      Amana Income Fund

•      American Century Investments® Income & Growth
Fund

•      American Century Investments® Inflation-Adjusted
Bond Fund

•      American Funds®  - Capital Income Builder®

•      American Funds®  - EuroPacific Growth Fund®

•      American Funds®  - Fundamental Investors®

•      American Funds®  - New Perspective Fund®

•      American Funds®  - SMALLCAP World Fund®

•      American Funds®  - The Bond Fund of America®

•      American Funds®  - The Growth Fund of America®

•      American Funds®  - Washington Mutual Investors FundSM

•      AMG Managers Fairpointe Mid Cap Fund

•      Ariel Fund

•      Artisan International Fund

•      Ave Maria Rising Dividend Fund

•      BlackRock Health Sciences Opportunities Portfolio

•      BlackRock Mid Cap Value Opportunities Fund

•      Cohen & Steers Realty Shares, Inc.

•      ColumbiaSM Acorn® Fund

•      Columbia Diversified Equity Income Fund

•      Columbia Mid Cap Value Fund

•      Delaware Small Cap Value Fund

•      Invesco Mid Cap Core Equity Fund

•      Invesco Small Cap Value Fund

•      Ivy Science and Technology Fund

•      Lazard International Equity Portfolio

•      LKCM Aquinas Catholic Equity Fund

•      Loomis Sayles Small Cap Value Fund

•      Lord Abbett Short Duration Income Fund

•      Metropolitan West Total Return Bond Fund

•      Neuberger Berman Socially Responsive Fund®

•      Oppenheimer Developing Markets Fund

•      Pax Balanced Fund

•      PIMCO CommodityRealReturn Strategy Fund®

•      TCW Total Return Bond Fund

•      Templeton Global Bond Fund

•      The Hartford Capital Appreciation Fund

•      The Hartford Dividend and Growth Fund

•      The Hartford International Opportunities Fund

•      USAA Precious Metals and Minerals Fund

•      Voya Corporate Leaders® 100 Fund

•      Voya GNMA Income Fund

•      Voya Multi-Manager International Small Cap Fund

•      Wells Fargo Small Company Growth Fund

•      Wells Fargo Special Small Cap Value Fund

See “FEDERAL Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contracts. We have included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

PRO.01107-17                                                                                   15

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•          Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•          Combine two or more subaccounts;

•          Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•          Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>      A fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the fund’s investment objectives or restrictions;

>      The fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•          Stop selling the contract;

•          Limit or eliminate any voting rights for the separate account; or

•          Make any changes required by the 1940 Act or its rules or regulations.

PRO.01107-17                                                                                   16

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see “AppendiX I, APPENDIX II, APPENDIX III and APPENDIX IV” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time, but a higher limit may apply.

PRO.01107-17                                                                                   17

FEES

The charges we assess and the deductions we make under the contract are in consideration for: (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in “Fee Table.” Please review both this section and “Fee Table” for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. This charge may also be referred to as a surrender charge in your contract and/or certificate/enrollment materials.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account or the Fixed Plus Account II A. The percentage is determined by the early withdrawal charge schedule that applies to your individual account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the individual account, or under some contracts, the maximum permitted by FINRA rules.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

Schedule I. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than Texas K-12 contracts. It grades down to zero over a 10-year period, as shown on the next page. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:

•     The number of years since the individual account was established;

•     The number of years since the contract was established; or

•     The number of completed purchase payment periods (see sidebar for definitions and terms used).

We may apply an early withdrawal charge schedule other than the schedule specified in the contract if the resulting early withdrawal charge is equal to or less than the charge that would apply under the schedule specified in the contract.  Our use of another schedule will not be in a manner that is unfairly discriminatory against any person.

Types of Fees

You may incur the following types of fees under the contract:

•      Transaction Fees;

        > Early Withdrawal Charge;

        > Loan Interest Rate Spread and Loan Initiation Fee;

        > Redemption Fees;

•      Periodic Fees and Charges;

        >  Annual Maintenance Fee;

        >  Mortality and Expense Risk Charge;

        >  Administrative Expense Charge;

•      Fund Fees and Expenses; and

•      Premium and Other Taxes.

Terms to Understand in Schedules I, II and Schedule for Texas K-12 Contracts[1]:

•      Account Year - a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

•      Contract Year - a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

•      Purchase Payment Period (also called Contribution Period, Deposit Cycles, Purchase Payment Cycles, or Installment Payment Period under some contracts) - the period of time it takes to complete the number of installment payments expected to be made to your account over a year.

        For example, if your payment frequency is every two weeks, a payment period is completed after 26 payments are made. If only 25 payments are made, the payment period is not completed until the 26th payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

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1    Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

PRO.01107-17                                                                                   18

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).

Schedule I
Account Years, Contract Years, Purchase Payment Periods, Contribution Periods, Deposit Cycles, Purchase Payment Cycles or Installment Payment Periods (depending upon the contract)	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	5% 4% 3% 2% 0%

Schedule II. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years or Contract Years (depending on the contract)	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more but fewer than 8 8 or more but fewer than 9 9 or more	5% 4% 3% 2% 1% 0%

Schedule for Texas K-12 Contracts. This schedule applies to participants who enroll in Texas K-12 contracts.

Schedule for Texas K-12 Contracts
Completed Account Years or Contract Years (depending on the contract)	Early Withdrawal Charge

Fewer than 1

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more but fewer than 8

8 or more but fewer than 9

9 or more but fewer than 10

10 or more

7.0% 6.5% 6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 0.0%

Early Withdrawal Charge (Roth 401(k), Roth 403(b) or Roth 457(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k), Roth 403(b) or Roth 457(b) account, respectively, subject to the following exception.

PRO.01107-17                                                                                   19

In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment periods (“payment periods”) completed, the number of payment periods completed for the Roth 401(k), Roth 403(b) or Roth 457(b) account will be determined independently from the number of payment periods completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth 401(k), Roth 403(b) or Roth 457(b) account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional payment periods credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of payment periods completed for each participant installment account.

For example, if a Roth 401(k), Roth 403(b) or Roth 457(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 401(k), 403(b) or 457(b) employee installment account, when the participant’s Roth 401(k), Roth 403(b) or Roth 457(b) installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 401(k), Roth 403(b) or Roth 457(b) account will be credited toward the number of payment periods completed only for the Roth 401(k), Roth 403(b) or Roth 457(b) account.

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

•      Used to provide income payments during the income phase;

•      Paid because of your death before income payments begin;

•      Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);

•      Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”); or

•      Taken on or after the 10th anniversary of the effective date of the account.

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

•      Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;

•      Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);

•      Used to purchase a Voya Retirement Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

_________

*      Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.

**    This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

PRO.01107-17                                                                                   20

•      Withdrawn from contracts used with plans under section 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*

•      Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;

•      Made because the Company terminated the account under the circumstances described in “Other Topics - Account Termination;”

•      Withdrawn for an exchange or transfer to a Tax Code Section 403(b)(7) custodial account sponsored by the Company;

•      Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;

•      Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and

•      Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•      The number of participants under the plan;

•      The type and nature of the group to which a contract is issued;

•      The expected level of assets and/or cash flow under the plan;

•      Our agent’s involvement in sales activities;

•      Our sales-related expenses;

•      Distribution provisions under the plan;

•      The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•      The level of employer involvement in determining eligibility for distributions under the contract;

•      Our assessment of financial risk to the Company relating to withdrawals; and

•      Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

__________

*  To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

PRO.01107-17                                                                                   21

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms
G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years or Contract Years (depending on the contract)	Early Withdrawal Charge
Fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	5% 4% 3% 2% 1% 0%

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year, during the accumulation phase, we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a proportional basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, proportional from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b), or Roth 457(b) account. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•      The size, type and nature of the group to which a contract is issued;

•      Amount of contributions to the contract;

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

PRO.01107-17                                                                                   22

•      The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

•      The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase, decrease or be eliminated from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the “FEE TABLE.”

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “Income Phase - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:

•      Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The frequency, consistency and method of submitting payments and loan repayments;

•      The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions;

•      The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;

•      Whether or not a transfer credit was selected by the plan sponsor; and

•      Whether or not the contract includes a guaranteed death benefit.

PRO.01107-17                                                                                   23

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased annually.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “Fee Table – Fund Fees and Expenses” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

PRO.01107-17                                                                                   24

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

PRO.01107-17                                                                                   25

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2016, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•      Fidelity Investments®

•      American Funds®

•      OppenheimerFunds, Inc.

•      Franklin® Templeton® Investments

•      Columbia Wanger Asset Management

•      Wells Fargo Funds Management, LLC

•      Amana Funds

•      PIMCO Funds

•      Lord Abbett Funds

•      Invesco Investments

•      Pax World Funds

•      BlackRock, Inc.

•      AMG Funds

•      American Century Investments®

•      Pioneer Investments®

•      Calvert Funds

•      Metropolitan West Funds

•      Loomis Sayles Funds

•      Neuberger Berman Management, Inc.

•     Artisan Funds

•      USAA Funds

•      Ariel Mutual Funds

•      Delaware Investments®

•      Alger Funds

•      Cohen & Steers

•      TCW Galileo Funds Inc.

•      Lazard Funds

•      Ivy Investments ®

•      Ave Maria Mutual Funds

•      Allianz Global Investors

•      Janus Capital Group, Inc.

•      LKCM Funds

•      Hartford Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2016, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment advisor. Advisory fees will be deducted on a proportional basis from the subaccounts that invest in the funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the funds in which the participant is invested.

PRO.01107-17                                                                                   26

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•      Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; and minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

PRO.01107-17                                                                                   27

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution

Step 1: An investor contributes

$5,000.

Step 2:

•     He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV);and

•     He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 1 ||
Voya Retirement Insurance and Annuity Company
Step 2 ||
Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).
|| Step 3 ||
Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed as of the close of the NYSE on the next business day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in APPENDIX I, APPENDIX II, APPENDIX III and APPENDIX IV. Transfers may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or if you are participating in the asset rebalancing programs, after your scheduled transfer or reallocation.

PRO.01107-17                                                                                   28

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

PRO.01107-17                                                                                   29

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

PRO.01107-17                                                                                   30

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. Our dollar cost averaging program may available in connection with certain contracts. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.” The Company may change or discontinue the dollar cost averaging program at any time.

Dollar cost averaging is not available to participants in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Asset Rebalancing Program. Our asset rebalancing program may be available in connection with certain contracts. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Account values invested in certain investment options may not be available for rebalancing under this program. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available for your contract, you may elect the asset rebalancing program by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. The Company may change or discontinue the asset rebalancing program at any time.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

PRO.01107-17                                                                                   31

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see “Withdrawal Restrictions” in this section), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal.

The contract holder, or you if permitted by the plan, must select the withdrawal amount:

•      Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee, and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account and/or the Fixed Plus Account II A; or

•      Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees, and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amounts available from the Fixed Plus Account and Fixed Plus Account II A may be limited;

•      Select investment options. Subject to any applicable withdrawal order requirements for contracts that have Fixed Plus Account II A as an investment option, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value unless otherwise specified by you; and

•      Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•      Early Withdrawal Charge. See “Fees - Early Withdrawal Charge”

•      Maintenance Fee. See “Fees  - Annual Maintenance Fee”

•      Market Value Adjustment. See “Appendix I”

•      Redemption Fees. See “Fees  - Redemption Fees”

•      Tax Penalty. See “FEDERAL Tax Considerations”

•      Tax Withholding. See “FEDERAL Tax Considerations”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account and Fixed Plus Account II A, please see the appendices.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•       As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company;” or

•       On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

PRO.01107-17                                                                                   32

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. Provided all options are available, we will reinstate in the same investment options and proportions in place at the time of withdrawal. If Fixed Plus Account II A is available under the contract, any amounts withdrawn from the Fixed Account will be reinvested in Fixed Plus Account II A. If any other investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor.  If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

•      Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

        >     Salary reduction contributions made after December 31, 1988; and

        >     Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship;

•      Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL Tax Considerations – Distributions - Eligibility - 403(b) and Roth 403(b) Plans;”

•      401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship (only contributions, and not the earnings, may be withdrawn on financial hardship);

•      The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution;

•      If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met;

•      Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Tax Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value; and

•      Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

PRO.01107-17                                                                                   33

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call the Service Center at the address or telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Systematic distribution options currently available under the contract include the following:

•      Systematic Withdrawal Option (SWO). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

•       Estate Conservation Option (ECO). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

Features of a Systematic Distributions Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

For certain contracts issued in the State of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. If not required under the plan, the Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions: Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

PRO.01107-17                                                                                   34

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts. Under some contracts, however, participant Roth 401(k) or Roth 403(b) accounts may be included in the amount available for loan. Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, ERISA (if applicable), your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b) account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth 457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:

•      Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0% and 3.0%; or

•      Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary):

•        Under contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

•        Under most group contracts issued in connection with voluntary 403(b) and Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

PRO.01107-17                                                                                   35

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:

•        The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•        The payment request should include selection of a benefit payment option; and

•        Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment under an available income phase payment option (see “Income Phase – Income Phase Payment Options”); and

•      Payment under an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•      Leaving the account value invested in the contract; and

•      Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. For some contracts issued in New York, payments due to your death will include the MVA only if it is positive regardless of whether the death benefit is paid within six months following death. We describe the market value adjustment in APPENDIX I and in the Guaranteed Accumulation Account prospectus.

PRO.01107-17                                                                                   36

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

•      Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•      The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase payment option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “Fees - Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a payment request in good order at the address listed in “Contract Overview – Questions: Contacting the Company,” where:

•      (a)   is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and

•      (b)   is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See “Appendix I” and the Guaranteed Accumulation Account prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “Contract Overview – Questions: Contacting the Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “Contract Overview – Questions: Contacting the Company.”

PRO.01107-17                                                                                   37

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in “Contract Overview – Questions: Contacting the Company.”  The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

•      A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

•      B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

INCOME PHASE

During the income phase, you receive payments from your accumulated account value.

We may have used the following terms in prior prospectuses:

•       Annuity Phase-Income Phase;

•       Annuity Option-Income Phase Payment Option;

•       Annuity Payment-Income Phase Payment; and

•       Annuitization-Initiating Income Phase Payments.

Also, income phase payments are sometimes referred to as “annuity payments.”

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:
•      Start date;

•       Income phase payment option (see the income phase payment options table in this section);

•       Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•       Choice of fixed or variable payments;

•       Selection of an assumed net investment rate (only if variable payments are elected); and

•       Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

PRO.01107-17                                                                                   38

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. The contracts may restrict how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account and the Fixed Plus Account II A may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payment options and is applicable to all variable income phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

PRO.01107-17                                                                                   39

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•      Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and

•      Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the annuitant’s death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•  When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

•  100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the death of both annuitants.

Life Income-Two Lives-Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Cash Refund Option (limited availability fixed payment only)

Length of Payments: For as long as the annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options(1)
Nonlifetime- Guaranteed Payments*

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account and the Fixed Plus Account II A during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases, a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

____________

*  Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

(1) For contracts issued to the University of Illinois, the nonlifetime option is available only with fixed income phase payments.

PRO.01107-17                                                                                   40

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

•       Introduction;

•       Taxation of Qualified Contracts;

•       Possible Changes in Taxation; and

•       Taxation of the Company

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(a), 403(b), or 457 of the Tax Code. Qualified contracts may also be offered in connection with qualified governmental excess benefit plans under Tax Code Section 415(m), deferred compensation plans under Tax Code Section 457(f), and bona fide severance pay plans under Tax Code Section 457(e). Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

PRO.01107-17                                                                                   41

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account which provides for tax-free distributions, subject to certain restrictions;

•      403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations to contribute after-tax salary contributions to a  Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions;

•      415(m) Arrangements. Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code Section 457(b) plans described below. If the Tax Code Section 415(m) arrangement is not designed to meet the requirements of Tax Code Section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code Section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m) arrangements in this prospectus;

•      457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. The Tax Code also allows employees of certain tax-exempt 457(b) Plan employers to contribute after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions; and

•      Bona Fide Severance Payment Plans. Section 457(e)(11) of the Tax Code permits an employer to establish a bona fide severance payment plan and amounts payable under the contract used with such a plan are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance payment plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult a tax and/or legal adviser for guidance regarding taxation. There is no further information regarding bona fide severance payment plans in this prospectus.

PRO.01107-17                                                                                   42

Special Considerations for Section 403(b) Plans.  In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in “INVESTMENT OPTIONS - Risks of Investing in the Funds - Public Funds”. In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers and 457(f) plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

PRO.01107-17                                                                                   43

Contract holders, participants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $54,000 (as indexed for 2017). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b) plan to generally no more than $18,000 (as indexed for 2017). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $18,000 (as indexed for 2017). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000 or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of:  twice the deferral limit ($36,000); or basic annual limit plus the amount of the base limit not used in prior year (only allowed if not using age 50 and over catch-up contributions). For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

PRO.01107-17                                                                                   44

457(f) Plans and Non-Section 457 Deferred Compensation Plans.  457(f) plans and Non-Section 457 plans have no contribution limits.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans), or amounts from a governmental 457(b) plan that are attributable to rollovers from qualified plans, unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) and Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) and Roth 457(b) account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>      The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

PRO.01107-17                                                                                   45

>      If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>      The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code Section 457(f), or required to be includible under Tax Code Section 409A. If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•      Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);

•      Interest at the underpayment rate plus one percent on the underpayments; and

•      An additional penalty tax equal to 20% of the amount included in income.

Non-Section 457 Deferred Compensation Plans. We define a non-Section 457 deferred compensation plan to be either a deferred plan of a tax-exempt employer that is “grandfathered” and not subject to Section 457 rules, or a deferred compensation plan of a for-profit employer that is not subject to Section 457 rules. Compensation deferred under non-Section 457 deferred compensation plan is generally includible in income in the first year in which it is:

•      Paid or otherwise made available to you or your designated beneficiary; or

•      Required to be includible under Tax Code Section 409A.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•     Retirement;

•     Death;

•     Attainment of age 59½;

•     Severance from employment;

•     Disability;

•     Financial hardship (contributions only, not earnings); or

•     Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.01107-17                                                                                   46

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•     Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Pursuant to new tax regulations, before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:

•     The calendar year you attain age 70½;

•     When you experience a severance from employment; or

•     When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans. Amounts deferred under Tax Code Section 457(f) plans must meet the requirements of Tax Code Section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on against accelerating payments from such plans. Section 409A also allows distributions only upon the occurrence of the following specified events:

•      Separation from service;

•      Disability;

•      Death;

•      Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;

•      Change in control or ownership of the sponsoring employer; or

•      Unforeseeable emergency.

Amounts deferred under 457(f) plans prior to January 1, 2005, under limited circumstances, may be eligible for an exclusion from the application of Tax Code Section 409A, if certain requirements are met. For more information, please consult your own tax and/or legal adviser.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

PRO.01107-17                                                                                   47

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a), 401(k) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2017, your entire balance must be distributed to the designated beneficiary by December 31, 2022. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

PRO.01107-17                                                                                   48

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers and 457(f) plans, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

PRO.01107-17                                                                                   49

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

PRO.01107-17                                                                                   50

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PRO.01107-17                                                                                   51

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2016, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Voya Financial Advisors, Inc.	14.	GWN Securities Inc.
2.	LPL Financial Corporation	15.	Securities America, Inc.
3.	Regulus Advisors, LLC	16.	Sigma Financial Corporation
4.	Morgan Stanley Smith Barney LLC	17.	NYLIFE Securities LLC
5.	Cetera Investment Services LLC	18.	Royal Alliance Associates, Inc.
6.	Lincoln Financial Advisors Corporation	19.	Geneos Wealth Management, Inc.
7.	Harbour Investments, Inc.	20.	First Allied Securities, Inc.
8.	Woodbury Financial Services, Inc.	21.	Huckin Financial Group, Inc.
9.	Kestra Investment Services, LLC	22.	Northwestern Mutual Investment Services, Inc.
10.	PlanMember Securities Corporation	23.	Ameriprise Financial Services, Inc.
11.	American Portfolios Financial Services, Inc.	24.	Cadaret, Grant & Co., Inc.
12.	Signator Financial Services, Inc.	25.	Coordinated Capital Securities, Inc.
13.	MSI Financial Services, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the Oregon Education Association (the “OEA”) and the Company

The Company and the OEA have entered into an agreement in which the OEA agrees to endorse, and facilitate OEA members’ access to, the Company’s variable annuity (the “Agreement”).

PRO.01107-17                                                                                   52

Pursuant to the Agreement, the Company agrees:

•      To reimburse the OEA up to $4,000 per year for the expenses of an outside consultant hired by the OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;

•      To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;

•      To develop a statewide program to educate the OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State. While one goal of the registered representative’s efforts to educate the OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and

•      To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by the OEA in sponsoring certain union and OEA Board member functions that Company personnel are permitted to attend, although the Agreement between the OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

PRO.01107-17                                                                                   53

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the addresses provided in “CONTRACT OVERVIEW—Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.  There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

PRO.01107-17                                                                                   54

Contract Modification

We may change the contract as required by federal or state law. In addition, unless we are otherwise restricted under the terms of the contract, we may generally, upon 30 days’ written notice to the contract holder, (some contracts may require a longer notice period), make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 401(k), Roth 403(b) or Roth 457(b) accounts) as a designated Roth 403(b), Roth 401(k) or Roth 457(b) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•          Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•          Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and

•      During any other periods the SEC may by order permit for the protection of investors.

PRO.01107-17                                                                                   55

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in “Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous 12 months (36 months under some contracts issued in New York). Certain contracts issued in New York also require that the calculation for a paid up annuity benefit amount to a payment of less than $20 per month. In addition, for some contracts issued in New York, we may terminate an individual account solely if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	2
• Income Phase Payments	3
• Performance Reporting	4
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

PRO.01107-17                                                                                   56

APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Contract Overview – Questions:  Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

•      The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•      Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;

•      Tax Penalties and/or Tax withholding - See “FEDERAL Tax Considerations;”

•      Early Withdrawal Charge - See “Fees;” and/or

•      Maintenance Fee - See “Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

PRO.01107-17                                                                                   57

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term – three years or less; and

•      Long-term – 10 years or less, but greater than three years.

At the end of a guaranteed term, the contract holder, or you if permitted, may:

•      Transfer dollars to a new guaranteed term, if available;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-210551.

PRO.01107-17                                                                                   58

APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the State of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate applicable to your account as specified in the contract. The guaranteed minimum interest rate may vary by participant based on the date the participant established an account under the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•      The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and

•      The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees - Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either: (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available to new investments under the contract) or the Fixed Plus Account II A.

PRO.01107-17                                                                                   59

By notifying us at the address listed in “Contract Overview - Questions: Contacting the Company” at least 30 days before income phase payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

PRO.01107-17                                                                                   60

APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option that may be available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the State of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the 10th year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each 12 month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company” or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-17                                                                                   61

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder and the following requirements are satisfied:

•      The hardship is certified (required under most contracts);

•      The partial withdrawal is taken proportionally from each investment option in which your account invests;

•      The amount is paid directly to you; and

•      The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

•      The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

•      The amount withdrawn is paid directly to you; and

•      The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

•      One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

•      One-fourth of the remaining Fixed Plus Account value 12 months later;

•      One-third of the remaining Fixed Plus Account value 12 months later;

•      One-half of the remaining Fixed Plus Account value 12 months later; and

•      The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

•      To the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

•      Your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken within six months of the death); and/or

•      When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the State of New York or, under some contracts, within the prior calendar year).

PRO.01107-17                                                                                   62

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

•      Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

        >     The hardship is certified by the employer;

        >     The amount is paid directly to you; and

        >     The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York);

•      For any in-service distributions permitted by the plan and the following conditions are met:

      >     The distribution has been certified by the employer;

      >     The amount distributed is paid directly to you; and

      >     The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York);

•      Due to your separation from service with the employer, provided that all the following apply*:

      >     The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

      >     The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

      >     Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period;

•      If you are at least age 59½ and, if applicable, have completed nine payment periods;

•      If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts); or

•      For certain contracts issued in the State of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

      >     The disability is certified by the employer or otherwise documented in a form acceptable to us; and

      >     The amount is paid directly to you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

______________

*  Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

    •  The employer certifies that you have separated from service;

    •  We receive the withdrawal request within 60 days of the date of separation; and

    •  You pay a 3% charge based on the entire Fixed Plus Account value.

    If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

PRO.01107-17                                                                                   63

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and Participation - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus Account.

PRO.01107-17                                                                                   64

APPENDIX IV

FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the accumulation phase, if selected by the contract holder.  If the Fixed Plus Account II A is available to you, the Fixed Account and Fixed Plus Account investment options (hereinafter referred to as “closed fixed accounts”) are closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to any of these closed fixed account investment options will automatically be contributed, allocated or transferred to the Fixed Plus Account II A.  This option may not be available in all states, through certain contracts, or in certain plans.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum interest rate specified in the contract.  The interest rate to be credited to the amounts allocated to the Fixed Plus Account II A may be changed at any time, except that any interest rate to be credited following a rate change initiated solely by the Company will be guaranteed to remain in effect until the last day of the three month period measured from the first day of the month such change was made.  Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.  We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

PRO.01107-17                                                                                   65

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis).  We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     Unforeseeable emergency;

>     In-service distribution permitted by the plan;

>     Disability certified by your employer, if applicable, and paid directly to you;

•      Due to a loan taken in accordance with the terms of the plan; and

•      When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•      The balance of the Fixed Plus Account II A value 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

PRO.01107-17                                                                                   66

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•      Due to your death during the accumulation phase if the amount is paid within six months of your death;

•      Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•      When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     Unforeseeable emergency;

>     In-service distribution permitted by the plan; or

>     Disability certified by your employer, if applicable, and paid directly to you; and

•      Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period.  We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period.  The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

PRO.01107-17                                                                                   67

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

PRO.01107-17                                                                                   68

APPENDIX V PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

For Plans Under Section 403(b), 401 or 403(a) of the Tax Code, including Roth 403(b) and Roth 401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Tax Code Sections 403(b), Roth 403(b), 401(a), 401(k), Roth 401(k) or 403(a) (“Plan”) and has purchased an Voya Retirement Insurance and Annuity Company (the “Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•      The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a), 401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Section 403(b), 401(a), 401(k) or 403(a), the participant has ownership in the value of his/her employer account.

•      The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

•      The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.

•      On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

•      In the event of the participant’s death, the employer is the named beneficiary under the terms of the contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

__________

*  Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”  See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.01107-17                                                                                   69

APPENDIX VI FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

•  American Century Investments® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.

•  Artisan International Fund (Investor Shares) is only available to plans who have selected the fund as an investment option prior to July 1, 2016.

•  Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.

•  Columbia Diversified Equity Income Fund is only available to plans offering the fund prior to January 1, 2011 or that have approved the fund as an investment prior to that date and have invested in the fund by March 31, 2011.

•  Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.

•  Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Global Research Portfolio, Janus Aspen Janus Portfolio, Oppenheimer Global Fund/VA and Oppenheimer Global Strategic Income Fund/VA are only available to a limited number of participants, who did not participate in the fund substitution during April, 2005.

•  The following funds are not available to all plans: AllianzGI NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap Portfolio, LKCM Aquinas Catholic Equity Fund, The Hartford Capital Appreciation Fund and The Hartford Dividend and Growth Fund. Availability is subject to Company and/or plan sponsor approval.

•  Loomis Sayles Small Cap Value Fund is only available to plans offering the fund prior to September 15, 2008.

•  Oppenheimer Developing Markets Fund is only available to plans offering the fund prior to April 12, 2013.

•  VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the fund prior to the close of business on February 7, 2014.

List of Fund Name Changes

New Fund Name	Former Fund Name
Alger Responsible Investing Fund	Alger Green Fund
AMG Managers Fairpointe Mid Cap Fund	ASTON/Fairpointe Mid Cap Fund
Pax Balanced Fund	Pax World Balanced Fund
Wells Fargo Special Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

PRO.01107-17                                                                                   70

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Alger Responsible Investing Fund Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
AllianzGI NFJ Large-Cap Value Fund Investment Adviser: Allianz Global Investors Fund Management LLC Subadviser: NFJ Investment Group LLC (“NFJ”)	Seeks long-term growth of capital and income.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles.
American Century Investments® Income & Growth Fund Investment Adviser: American Century Investment Management, Inc.	Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
American Funds® - Capital Income Builder® Investment Adviser: Capital Research and Management CompanySM

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

American Funds® - EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® - Fundamental Investors® Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.
American Funds® - New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital. Future income is a secondary objective.
American Funds® - SMALLCAP World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® - The Bond Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds® - The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.

PRO.01107-17                                                                                   71

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds® - Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
AMG Managers Fairpointe Mid Cap Fund Investment Adviser: AMG Funds LLC Subadviser: Fairpointe Capital LLC	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Pursues long-term capital appreciation.
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
Ave Maria Rising Dividend Fund Investment Adviser: Schwartz Investment Counsel, Inc.	Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
BlackRock Health Sciences Opportunities Portfolio Investment Adviser: BlackRock Advisers, LLC	A non-diversified portfolio that seeks long-term growth of capital.
BlackRock Mid Cap Value Opportunities Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Cohen & Steers Realty Shares, Inc. Investment Adviser: Cohen & Steers Capital Management, Inc.	A non-diversified fund that seeks total return through investment in real estate securities.
Columbia Acorn® Fund Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Columbia Diversified Equity Income Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.
Columbia Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
Delaware Small Cap Value Fund Investment Adviser: Delaware Management Company	Seeks capital appreciation.

PRO.01107-17                                                                                   72

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: : FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks to achieve capital appreciation.
Fidelity® VIP Mid Cap Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Invesco Mid Cap Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco Small Cap Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long term growth of capital.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Ivy Science and Technology Fund Investment Adviser: Ivy Investment Management Company	Seeks to provide growth of capital.

PRO.01107-17                                                                                   73

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Janus Aspen Balanced Portfolio Investment Adviser: Janus Capital Management LLC (“Janus Capital”)	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise Portfolio Investment Adviser: Janus Capital Management LLC (“Janus Capital”)	Seeks long-term growth of capital.
Janus Aspen Flexible Bond Portfolio Investment Adviser: Janus Capital Management LLC (“Janus Capital”)	Seeks to obtain maximum total return, consistent with preservation of capital.
Janus Aspen Global Research Portfolio Investment Adviser: Janus Capital Management LLC (“Janus Capital”)	Seeks long-term growth of capital.
Janus Aspen Janus Portfolio Investment Adviser: Janus Capital Management LLC (“Janus Capital”)	Seeks long-term growth of capital.
Lazard International Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
LKCM Aquinas Catholic Equity Fund Investment Adviser: Luther King Capital Management Corporation	Seeks to maximize long-term capital appreciation.
Loomis Sayles Small Cap Value Fund Investment Adviser: Loomis, Sayles & Company, L.P.	Seeks long-term capital growth from investments in common stocks or other equity securities.
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Lord Abbett Short Duration Income Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks a high level of income consistent with preservation of capital.
Metropolitan West Total Return Bond Fund Investment Adviser: Metropolitan West Asset Management, LLC	Seeks to maximize long-term total return.
Neuberger Berman Socially Responsive Fund® Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Oppenheimer Developing Markets Fund Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.

PRO.01107-17                                                                                   74

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Oppenheimer Global Fund/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Global Strategic Income Fund/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks total return.
Oppenheimer Main Street Small Cap Fund®/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Pax Balanced Fund Investment Adviser: Pax World Management LLC	Seeks income and conservation of principal and secondarily long-term growth of capital.
PIMCO CommodityRealReturn Strategy Fund® Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer Emerging Markets VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Long-term growth of capital.
Pioneer High Yield VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Maximize total return through a combination of income and capital appreciation.
TCW Total Return Bond Fund Investment Adviser: TCW Investment Management Company	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Templeton Global Bond Fund Investment Adviser: Franklin Advisers, Inc.	Seeks current income with capital appreciation and growth of income.
The Hartford Capital Appreciation Fund Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	Seeks growth of capital.

PRO.01107-17                                                                                   75

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
The Hartford Dividend and Growth Fund Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	Seeks a high level of current income consistent with growth of capital.
The Hartford International Opportunities Fund Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	Seeks long-term growth of capital.
USAA Precious Metals and Minerals Fund Investment Adviser: USAA Asset Management Company	A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Corporate Leaders® 100 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the S&P 500® Index.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

PRO.01107-17                                                                                   76

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Voya Government Money Market Portfolio*

        Investment Adviser:  Voya Investments, LLC

        Subadviser: Voya Investment Management Co. LLC

*There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Index Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-17                                                                                   77

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager International Small Cap Fund

Investment Adviser:  Voya Investments, LLC

Subadvisers:  Acadian Asset Management LLC, Victory Capital Management, Inc., and Wellington Management Company, LLP

Seeks maximum long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

        Investment Adviser:  Voya Investments, LLC

        Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC d/b/a The London Company

Seeks reasonable income and capital growth.

PRO.01107-17                                                                                   78

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-17                                                                                   79

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Solution Moderately Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

PRO.01107-17                                                                                   80

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return, consisting of capital appreciation and current income.
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.

VY® FMR® Diversified Mid Cap Portfolio*

        Investment Adviser:  Voya Investments, LLC

        Subadviser: Fidelity Management & Research Company

* FMR®  is a registered service mark of FMR LLC. Used with permission.

Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.

PRO.01107-17                                                                                   81

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.

PRO.01107-17                                                                                   82

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Templeton Foreign Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wells Fargo Small Company Growth Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Peregrine Capital Management, Inc.	Seeks long-term capital appreciation.
Wells Fargo Special Small Cap Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.

PRO.01107-17                                                                                   83

APPENDIX VII CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.00% Effective April 1, 2005	CFI 1
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.00% Effective July 18, 2008	CFI 10
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.10%	CFI 20
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.15%	CFI 28
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.25%	CFI 30
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.30%	CFI 38
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.35%	CFI 49
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.40%	CFI 55
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.45%	CFI 66
Table 10 – For Certain Optional Retirement Product Contracts With Total Separate Account Charges of 0.45% Issued Beginning in October, 2012	CFI 73
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.50%	CFI 77
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.55%	CFI 88
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003	CFI 98
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.60%	CFI 102
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.65%	CFI 112
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.70%	CFI 123
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.75%	CFI 134
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.80%	CFI 145
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.85%	CFI 156
Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.90%	CFI 166

PRO.01107-17                                                                                   84

APPENDIX VII CONDENSED FINANCIAL INFORMATION (Continued)

Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.90% Effective December 16, 2008	CFI 176
Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.95%	CFI 187
Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.00%	CFI 198
Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.05%	CFI 209
Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.10%	CFI 219
Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.15%	CFI 230
Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.20%	CFI 240
Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.25%	CFI 251
Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.30%	CFI 261
Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.35%	CFI 270
Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.40%	CFI 278
Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.45%	CFI 288
Table 33 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.50%	CFI 296
Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans With Total Separate Account Charges of 1.25%	CFI 305
Table 35 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans Issued June 30, 1993 With Total Separate Account Charges of 1.25%	CFI 316
Table 36 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total Separate Account Charges of 1.40%	CFI 320

Table 37 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans

With Total Separate Account Charges of  1.50% (including a 0.25% Administrative Expense

Charge Beginning April 7, 1997)

CFI 327
Table 38 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 337
Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.00% Effective January 4, 2005	CFI 344
Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.05% Effective September 10, 2007	CFI 347

PRO.01107-17                                                                                   85

APPENDIX VII CONDENSED FINANCIAL INFORMATION (Continued)

Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.25%	CFI 350
Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.30%	CFI 361
Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.40%	CFI 365
Table 44 - For Deferred Compensation Contracts With Total Separate Account Charges of 0.45%	CFI 376
Table 45 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.50%	CFI 377
Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.75%	CFI 380
Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.80%	CFI 390
Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.80% Effective March 1, 2007	CFI 397
Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.95% Effective December 16, 1996	CFI 408
Table 50 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.95% Effective March 20, 2008	CFI 416
Table 51 – For Deferred Compensation Contracts With Total Separate Account Charges of 1.25%	CFI 422
Table 52 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate Account Charges	CFI 431
Table 53 – For Certain Subaccounts Beginning in or after February 2014 in Contracts with Total Separate Account Charges of 0.10%	CFI 434
Table 54 – For Certain Subaccounts Beginning in or after October 2014 in Contracts with Total Separate Account Charges of 0.40%	CFI 435
Table 55 – For Certain Subaccounts Beginning in or after August 2014 in Contracts with Total Separate Account Charges of 1.05%	CFI 436
Table 56 – For Certain Subaccounts Beginning in or after August 2014 in Contracts with Total Separate Account Charges of 1.15%	CFI 437
Table 57 – For Certain Subaccounts Beginning in or after March 2015 in Contracts with Total Separate Account Charges of 0.65%	CFI 439
Table 58 – For Certain Subaccounts Beginning in or after December 2015 in Contracts with Total Separate Account Charges of 0.85%	CFI 439

PRO.01107-17                                                                                   86

APPENDIX VII
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2016, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2016, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2016 are not reflected in the following information.

TABLE 1

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06	$11.56
Value at end of period	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	52	42	30	16	0	0	0	72
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30	$10.30
Value at end of period	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30
Number of accumulation units outstanding at end of period	2,798	11,117	10,223	13,259	9,767	8,321	7,388
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78	$10.87
Value at end of period	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	12,783	7,444	7,010	8,235	5,494	4,742	4,534	3,425
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2013)
Value at beginning of period	$18.26	$20.37	$18.57	$13.28
Value at end of period	$22.66	$18.26	$20.37	$18.57
Number of accumulation units outstanding at end of period	777	588	392	206
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.54	$21.00	$19.16	$16.23	$14.69	$14.05	$12.53	$10.00	$13.80
Value at end of period	$22.15	$20.54	$21.00	$19.16	$16.23	$14.69	$14.05	$12.53	$10.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	913	786
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.37	$14.70	$13.15	$10.05	$8.74	$9.21	$7.68
Value at end of period	$16.50	$14.37	$14.70	$13.15	$10.05	$8.74	$9.21
Number of accumulation units outstanding at end of period	8,591	8,293	7,730	7,892	9,299	5,950	5,579
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.95	$16.82	$15.02	$11.11	$9.54	$9.97	$8.11	$6.13	$6.56
Value at end of period	$18.17	$15.95	$16.82	$15.02	$11.11	$9.54	$9.97	$8.11	$6.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,776	1,777

CFI 1

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$21.88	$22.06	$22.67	$18.86	$15.82	$18.31	$16.74	$12.03	$20.24	$17.03
Value at end of period	$22.03	$21.88	$22.06	$22.67	$18.86	$15.82	$18.31	$16.74	$12.03	$20.24
Number of accumulation units outstanding at end of period	38,672	82,787	75,119	74,786	72,179	65,836	62,986	39,259	24,302	214
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$37.16	$36.91	$32.97	$25.12	$21.57	$22.13	$18.88	$13.91	$24.20	$20.61
Value at end of period	$40.13	$37.16	$36.91	$32.97	$25.12	$21.57	$22.13	$18.88	$13.91	$24.20
Number of accumulation units outstanding at end of period	11,640	10,825	9,909	11,292	9,581	7,915	7,128	61,287	48,835	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.28	$24.24	$22.29	$17.40	$14.83	$14.69	$12.76	$9.80	$17.08	$16.82
Value at end of period	$27.47	$23.28	$24.24	$22.29	$17.40	$14.83	$14.69	$12.76	$9.80	$17.08
Number of accumulation units outstanding at end of period	331	333	338	504	504	525	430	30,022	25,571	32
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$26.65	$24.87	$22.34	$16.39	$14.29	$14.26	$11.48	$8.95	$14.98
Value at end of period	$26.86	$26.65	$24.87	$22.34	$16.39	$14.29	$14.26	$11.48	$8.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	32,323	29,446
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.74	$19.00	$17.88	$13.12	$11.43	$12.78	$11.99	$8.56	$14.13	$12.22
Value at end of period	$21.03	$18.74	$19.00	$17.88	$13.12	$11.43	$12.78	$11.99	$8.56	$14.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,163,340	935,268	705,726
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.44	$17.79	$19.36	$14.84	$12.29	$14.84	$13.12	$10.37	$16.12
Value at end of period	$17.51	$18.44	$17.79	$19.36	$14.84	$12.29	$14.84	$13.12	$10.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,619	3,366
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during February 2007)
Value at beginning of period	$30.59	$33.03	$32.84	$24.11	$20.36	$21.16	$16.50	$12.78	$19.07	$20.77
Value at end of period	$39.83	$30.59	$33.03	$32.84	$24.11	$20.36	$21.16	$16.50	$12.78	$19.07
Number of accumulation units outstanding at end of period	588	588	588	588	588	588	355	1,574	1,668	185
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35	$7.82
Value at end of period	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35
Number of accumulation units outstanding at end of period	56,740	88,802	92,095	88,803	99,581	100,900	115,080
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.60	$19.44	$18.60	$14.40	$13.04	$13.91	$12.36	$11.04
Value at end of period	$20.83	$18.60	$19.44	$18.60	$14.40	$13.04	$13.91	$12.36
Number of accumulation units outstanding at end of period	0	0	0	0	32,489	42,143	45,029	92
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$17.44	$18.51	$17.12	$13.24	$11.63	$11.64	$10.62	$8.28	$11.07
Value at end of period	$19.23	$17.44	$18.51	$17.12	$13.24	$11.63	$11.64	$10.62	$8.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	593	386
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during February 2008)
Value at beginning of period	$23.73	$24.66	$22.11	$16.97	$14.81	$15.43	$12.30	$9.72	$14.68
Value at end of period	$27.61	$23.73	$24.66	$22.11	$16.97	$14.81	$15.43	$12.30	$9.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9,018	6,444

CFI 2

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.36	$10.41
Value at end of period	$10.60	$10.36
Number of accumulation units outstanding at end of period	0	99,145
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.36	$18.46	$16.74	$12.13	$10.95	$11.30	$9.22	$7.07	$10.78
Value at end of period	$20.17	$18.36	$18.46	$16.74	$12.13	$10.95	$11.30	$9.22	$7.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	125	220
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$26.11	$24.79	$24.03	$18.95	$15.69	$16.99	$15.07	$10.97	$17.64	$15.53
Value at end of period	$26.59	$26.11	$24.79	$24.03	$18.95	$15.69	$16.99	$15.07	$10.97	$17.64
Number of accumulation units outstanding at end of period	40,010	47,510	47,907	48,060	47,991	51,749	51,754	1,195	902	192
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$75.74	$88.14	$92.59	$85.45	$70.71	$86.33	$67.99	$37.41	$71.98	$54.52
Value at end of period	$80.96	$75.74	$88.14	$92.59	$85.45	$70.71	$86.33	$67.99	$37.41	$71.98
Number of accumulation units outstanding at end of period	2,083	2,400	2,077	1,845	1,808	7,549	6,673	3,446	2,188	474
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during February 2008)
Value at beginning of period	$24.23	$25.75	$23.00	$16.31	$13.83	$14.14	$11.46	$8.35	$12.24
Value at end of period	$28.61	$24.23	$25.75	$23.00	$16.31	$13.83	$14.14	$11.46	$8.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	176	519
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.30	$18.40	$17.04	$14.64	$13.16	$13.40	$11.98	$9.87	$14.25	$14.30
Value at end of period	$19.36	$18.30	$18.40	$17.04	$14.64	$13.16	$13.40	$11.98	$9.87	$14.25
Number of accumulation units outstanding at end of period	825	834	808	900	765	764	597	2,130	1,771
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.27	$16.72	$16.22	$17.87	$16.43	$14.71	$13.61	$11.50	$12.37	$11.19
Value at end of period	$17.12	$16.27	$16.72	$16.22	$17.87	$16.43	$14.71	$13.61	$11.50	$12.37
Number of accumulation units outstanding at end of period	1,819	27,558	29,449	29,651	41,991	39,096	32,929	39,533	24,275	35
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.76	$7.98	$9.13	$9.31	$8.32	$10.86	$9.37	$5.36	$12.84	$12.93
Value at end of period	$7.18	$6.76	$7.98	$9.13	$9.31	$8.32	$10.86	$9.37	$5.36	$12.84
Number of accumulation units outstanding at end of period	72	72	72	173	1,007	1,006	764	3,202	2,894	1,349
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$18.90	$19.68	$19.66	$17.55	$15.12	$15.38	$13.03	$8.12	$10.66
Value at end of period	$21.59	$18.90	$19.68	$19.66	$17.55	$15.12	$15.38	$13.03	$8.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	178	151
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44	$7.34
Value at end of period	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	78

CFI 3

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$34.89	$36.44	$35.87	$35.09	$30.30	$31.04	$27.54	$23.17	$21.80	$19.67
Value at end of period	$37.06	$34.89	$36.44	$35.87	$35.09	$30.30	$31.04	$27.54	$23.17	$21.80
Number of accumulation units outstanding at end of period	8,236	14,059	14,327	16,388	7,079	9,630	7,008	5,067	3,054	240
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during January 2007)
Value at beginning of period	$24.91	$23.65	$21.64	$16.17	$13.42	$14.10	$12.56	$9.34	$15.32	$13.79
Value at end of period	$27.01	$24.91	$23.65	$21.64	$16.17	$13.42	$14.10	$12.56	$9.34	$15.32
Number of accumulation units outstanding at end of period	109,724	149,401	134,124	135,064	143,334	189,151	195,015	27,350	18,493	1,593
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$21.82	$22.23	$20.93	$17.93	$15.78	$15.99	$14.01	$11.75	$15.47
Value at end of period	$23.52	$21.82	$22.23	$20.93	$17.93	$15.78	$15.99	$14.01	$11.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	39,493	41,539
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.66	$15.51	$15.44	$15.89	$14.91	$14.37	$12.26	$10.08	$12.08	$10.97
Value at end of period	$15.58	$14.66	$15.51	$15.44	$15.89	$14.91	$14.37	$12.26	$10.08	$12.08
Number of accumulation units outstanding at end of period	3,640	4,547	3,931	3,776	20,162	16,133	14,394	12,134	10,513	424
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45	$10.04
Value at end of period	$10.02	$9.45
Number of accumulation units outstanding at end of period	1,062	915
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.60	$14.60	$14.60	$14.60	$14.59	$14.59	$14.55	$14.51	$14.13	$13.44
Value at end of period	$14.63	$14.60	$14.60	$14.60	$14.60	$14.59	$14.59	$14.55	$14.51	$14.13
Number of accumulation units outstanding at end of period	17,335	35,051	35,244	25,081	21,295	19,951	16,121	20,347	16,516	2,879
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.02	$18.28	$16.51	$12.64	$10.92	$10.95	$9.59	$7.36	$10.51
Value at end of period	$19.78	$18.02	$18.28	$16.51	$12.64	$10.92	$10.95	$9.59	$7.36
Number of accumulation units outstanding at end of period	1,146	1,032	1,118	1,109	0	0	0	72,289	74,349
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.53	$19.93	$19.70	$18.65	$16.36	$15.66	$13.71	$9.18	$11.85	$11.52
Value at end of period	$22.38	$19.53	$19.93	$19.70	$18.65	$16.36	$15.66	$13.71	$9.18	$11.85
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,280	1,226	1,103	696	49
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$23.55	$23.36	$20.51	$15.43	$13.48	$13.50	$11.84	$9.61	$13.66
Value at end of period	$25.97	$23.55	$23.36	$20.51	$15.43	$13.48	$13.50	$11.84	$9.61
Number of accumulation units outstanding at end of period	20	20	20	20	20	20	464	67,432	64,140
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$45.29	$46.11	$42.09	$31.28	$26.58	$26.88	$22.05	$16.74	$26.82	$27.91
Value at end of period	$53.51	$45.29	$46.11	$42.09	$31.28	$26.58	$26.88	$22.05	$16.74	$26.82
Number of accumulation units outstanding at end of period	4,018	4,018	3,953	3,885	3,885	3,885	2,914	25,268	22,053	2
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$31.58	$32.63	$30.95	$21.69	$19.30	$19.44	$15.83	$12.68	$19.08	$22.35
Value at end of period	$40.21	$31.58	$32.63	$30.95	$21.69	$19.30	$19.44	$15.83	$12.68	$19.08
Number of accumulation units outstanding at end of period	30	31	32	32	32	32	37	3,738	3,269	22

CFI 4

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.27	$24.12	$22.62	$22.64	$20.70	$19.25	$17.52	$15.71	$17.16	$16.19
Value at end of period	$25.32	$24.27	$24.12	$22.62	$22.64	$20.70	$19.25	$17.52	$15.71	$17.16
Number of accumulation units outstanding at end of period	19,156	21,109	1,872	1,886	2,361	2,121	1,814	10,985	26,354	13,376
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63	$6.99
Value at end of period	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	665	669	669	669	669	732	1,247	6,087
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.52	$18.35	$16.15	$12.33	$10.44	$10.34
Value at end of period	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	14,178	10,668	9,702	9,863	7,831	3,845
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.29	$14.96	$13.59	$10.38	$9.05	$8.75	$7.33	$6.50	$8.95
Value at end of period	$16.28	$14.29	$14.96	$13.59	$10.38	$9.05	$8.75	$7.33	$6.50
Number of accumulation units outstanding at end of period	2,630	2,458	2,285	8,946	3,383	3,303	2,358	6,902	5,503
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$30.29	$30.14	$27.69	$20.98	$18.37	$18.47	$14.17	$10.02	$14.66
Value at end of period	$32.49	$30.29	$30.14	$27.69	$20.98	$18.37	$18.47	$14.17	$10.02
Number of accumulation units outstanding at end of period	21,618	29,533	27,274	27,592	23,390	32,870	31,948	866	879
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$17.23	$17.29	$14.99	$11.48	$10.39	$10.85	$9.34	$7.51	$11.47	$10.88
Value at end of period	$18.75	$17.23	$17.29	$14.99	$11.48	$10.39	$10.85	$9.34	$7.51	$11.47
Number of accumulation units outstanding at end of period	541	541	541	540	536	558	594	3,892	2,956	62
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64	$10.72
Value at end of period	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,537
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26	$6.99
Value at end of period	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26
Number of accumulation units outstanding at end of period	6,167	5,372	4,504	1,655	997	685	625	538
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92	$10.08
Value at end of period	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	1,056	1,056	1,056	1,056	1,056	1,078	985	842
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92	$11.44
Value at end of period	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	166

CFI 5

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.66	$18.17	$16.12	$12.02	$10.27	$10.46	$8.36	$5.96	$8.96
Value at end of period	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27	$10.46	$8.36	$5.96
Number of accumulation units outstanding at end of period	57,039	54,045	50,063	46,839	3,035	4	0	125	126
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$17.37	$18.20	$17.34	$12.50	$10.86
Value at end of period	$21.04	$17.37	$18.20	$17.34	$12.50
Number of accumulation units outstanding at end of period	1,408	1,268	1,147	718	75
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$20.12	$20.30	$19.22	$13.82	$12.00	$11.90	$8.99	$6.86	$9.96
Value at end of period	$22.82	$20.12	$20.30	$19.22	$13.82	$12.00	$11.90	$8.99	$6.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	145	117
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$39.14	$39.45	$37.03	$26.88	$23.47	$24.07	$19.35	$15.17	$20.39
Value at end of period	$48.72	$39.14	$39.45	$37.03	$26.88	$23.47	$24.07	$19.35	$15.17
Number of accumulation units outstanding at end of period	0	0	0	4	4	3	0	9,558	8,605
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.55	$16.56	$15.69	$13.48	$11.89	$12.27	$10.78	$8.57	$12.11
Value at end of period	$17.52	$16.55	$16.56	$15.69	$13.48	$11.89	$12.27	$10.78	$8.57
Number of accumulation units outstanding at end of period	23,111	32,648	42,176	32,683	23,050	29,662	30,054	22,242	24,076
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.26	$17.35	$16.41	$13.64	$11.85	$12.42	$10.84	$8.45	$13.41	$12.97
Value at end of period	$18.34	$17.26	$17.35	$16.41	$13.64	$11.85	$12.42	$10.84	$8.45	$13.41
Number of accumulation units outstanding at end of period	33,884	35,580	32,913	29,847	27,806	26,751	26,022	18,214	14,316	4
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.68	$17.85	$16.82	$13.63	$11.80	$12.44	$10.81	$8.32	$13.84	$12.92
Value at end of period	$18.81	$17.68	$17.85	$16.82	$13.63	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	32,991	37,734	31,082	28,288	23,353	17,756	11,916	8,010	4,131	66
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$16.57	$16.71	$15.73	$12.73	$11.99
Value at end of period	$17.63	$16.57	$16.71	$15.73	$12.73
Number of accumulation units outstanding at end of period	2,899	2,845	2,296	1,641	101
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.68	$15.66	$14.81	$13.84	$12.61	$12.57	$11.47	$9.78	$11.64
Value at end of period	$16.38	$15.68	$15.66	$14.81	$13.84	$12.61	$12.57	$11.47	$9.78
Number of accumulation units outstanding at end of period	8,180	8,023	5,365	5,873	6,605	6,979	4,526	1,578	285
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.11	$21.15	$19.84	$17.69	$15.75	$15.48	$13.94	$11.82	$15.47	$14.62
Value at end of period	$22.31	$21.11	$21.15	$19.84	$17.69	$15.75	$15.48	$13.94	$11.82	$15.47
Number of accumulation units outstanding at end of period	276	229	182	547	1,286	1,083	796	6,374	5,534	2

CFI 6

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$18.95	$19.18	$18.00	$14.70	$12.79	$13.17	$11.65	$9.30	$14.55	$13.85
Value at end of period	$20.26	$18.95	$19.18	$18.00	$14.70	$12.79	$13.17	$11.65	$9.30	$14.55
Number of accumulation units outstanding at end of period	2,735	2,737	3,560	3,840	4,085	4,084	3,167	5,281	8,393	23
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$19.61	$19.73	$18.49	$15.86	$13.96	$14.04	$12.53	$10.29	$14.80	$14.03
Value at end of period	$20.92	$19.61	$19.73	$18.49	$15.86	$13.96	$14.04	$12.53	$10.29	$14.80
Number of accumulation units outstanding at end of period	1,175	1,178	2,232	2,232	2,285	2,285	2,177	1,790	1,798	408
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27	$10.25
Value at end of period	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	0	0	137	91	43	0	0	740	740
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$22.84	$22.59	$19.93	$15.09	$13.03	$12.80	$11.16	$8.84	$13.75
Value at end of period	$25.50	$22.84	$22.59	$19.93	$15.09	$13.03	$12.80	$11.16	$8.84
Number of accumulation units outstanding at end of period	62,921	65,494	63,131	70,259	64,337	70,526	70,111	27	27
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$32.22	$32.79	$29.16	$22.20	$19.08	$19.70	$16.14	$11.90	$16.20	$17.81
Value at end of period	$39.98	$32.22	$32.79	$29.16	$22.20	$19.08	$19.70	$16.14	$11.90	$16.20
Number of accumulation units outstanding at end of period	4,043	6,508	5,502	5,250	4,753	3,587	3,390	1,705	297	59
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$33.21	$34.97	$33.52	$24.14	$20.17	$19.73	$15.60	$11.54	$19.64	$18.54
Value at end of period	$34.98	$33.21	$34.97	$33.52	$24.14	$20.17	$19.73	$15.60	$11.54	$19.64
Number of accumulation units outstanding at end of period	3,047	9,945	11,372	12,371	9,971	5,324	5,533	6,743	5,483	198
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73	$9.75
Value at end of period	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	14,516	17,243	14,643	14,903	15,331	8,673	6,606	1,674	1,809
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.83	$18.29	$14.09	$13.80	$11.95	$10.91	$8.52	$6.27	$10.20	$13.11
Value at end of period	$19.63	$18.83	$18.29	$14.09	$13.80	$11.95	$10.91	$8.52	$6.27	$10.20
Number of accumulation units outstanding at end of period	1,423	1,284	1,286	1,151	971	776	307	3,941	3,411	8
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$34.06	$33.07	$29.32	$21.76	$19.38	$20.33	$18.15	$13.79	$21.84
Value at end of period	$36.92	$34.06	$33.07	$29.32	$21.76	$19.38	$20.33	$18.15	$13.79
Number of accumulation units outstanding at end of period	907	907	907	907	914	934	803	645	339
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$16.96	$17.47	$16.74	$11.96	$10.48	$10.77	$8.59	$6.89	$6.28
Value at end of period	$20.98	$16.96	$17.47	$16.74	$11.96	$10.48	$10.77	$8.59	$6.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	87	12

CFI 7

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$24.05	$24.45	$23.06	$16.96	$14.79	$16.61	$12.94	$9.30	$15.28	$15.09
Value at end of period	$26.88	$24.05	$24.45	$23.06	$16.96	$14.79	$16.61	$12.94	$9.30	$15.28
Number of accumulation units outstanding at end of period	3,140	16,013	13,787	12,600	13,130	11,971	9,824	2,260	836	30
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.48	$23.91	$21.90	$16.23	$13.67	$13.97	$12.13	$9.44	$13.91
Value at end of period	$26.48	$22.48	$23.91	$21.90	$16.23	$13.67	$13.97	$12.13	$9.44
Number of accumulation units outstanding at end of period	0	295	295	295	295	316	244	7,922	6,993
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.81	$20.22	$18.56	$14.85	$13.17	$13.31	$11.85	$9.66	$12.03
Value at end of period	$22.83	$19.81	$20.22	$18.56	$14.85	$13.17	$13.31	$11.85	$9.66
Number of accumulation units outstanding at end of period	39,207	43,041	38,752	50,848	58,225	63,615	79,129	29,674	26,806
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$20.09	$20.69	$18.79	$14.04	$12.25	$12.52	$11.13	$8.98	$13.25	$13.66
Value at end of period	$24.09	$20.09	$20.69	$18.79	$14.04	$12.25	$12.52	$11.13	$8.98	$13.25
Number of accumulation units outstanding at end of period	49,099	65,334	70,161	75,690	69,418	80,383	82,146	6,875	3,216	153
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.94	$23.68	$23.46	$24.89	$20.90	$25.57	$21.25	$12.39	$22.36
Value at end of period	$22.52	$19.94	$23.68	$23.46	$24.89	$20.90	$25.57	$21.25	$12.39
Number of accumulation units outstanding at end of period	65	46	30	15	0	0	0	7,915	234
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$34.79	$35.87	$31.20	$23.72	$19.76	$19.41	$15.78	$12.56	$18.34
Value at end of period	$39.90	$34.79	$35.87	$31.20	$23.72	$19.76	$19.41	$15.78	$12.56
Number of accumulation units outstanding at end of period	9,481	18,936	15,142	13,102	4,120	3,462	3,668	665	980
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$25.07	$26.03	$24.02	$17.29	$14.57	$14.76	$11.65	$9.15	$13.06	$14.35
Value at end of period	$30.48	$25.07	$26.03	$24.02	$17.29	$14.57	$14.76	$11.65	$9.15	$13.06
Number of accumulation units outstanding at end of period	18,912	26,731	26,790	22,539	21,844	24,334	21,177	481	256	1
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.69	$21.68	$21.19	$16.01	$13.70	$14.91	$12.85	$9.20	$15.42	$13.92
Value at end of period	$21.74	$21.69	$21.68	$21.19	$16.01	$13.70	$14.91	$12.85	$9.20	$15.42
Number of accumulation units outstanding at end of period	799	694	554	2,383	2,368	2,346	1,849	63,263	62,671	412
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$19.71	$20.67	$20.60	$18.34	$15.78	$15.89	$13.35	$7.99	$11.32	$10.66
Value at end of period	$22.53	$19.71	$20.67	$20.60	$18.34	$15.78	$15.89	$13.35	$7.99	$11.32
Number of accumulation units outstanding at end of period	3,219	3,269	3,262	3,564	3,557	3,674	3,170	12,891	1,301	469
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$24.69	$23.46	$20.92	$17.12	$14.95	$14.53	$12.75	$9.57	$13.20	$13.63
Value at end of period	$26.67	$24.69	$23.46	$20.92	$17.12	$14.95	$14.53	$12.75	$9.57	$13.20
Number of accumulation units outstanding at end of period	2,265	2,683	2,692	1,975	1,374	7,933	4,990	11,024	6,953	2,556

CFI 8

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$26.48	$25.96	$23.21	$17.17	$14.79	$15.35	$11.95	$8.16	$14.35	$14.81
Value at end of period	$28.44	$26.48	$25.96	$23.21	$17.17	$14.79	$15.35	$11.95	$8.16	$14.35
Number of accumulation units outstanding at end of period	499	299	300	300	300	422	367	26,279	24,514	17
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$26.64	$28.61	$26.63	$20.53	$17.51	$17.67	$15.37	$12.30	$19.12	$18.88
Value at end of period	$31.64	$26.64	$28.61	$26.63	$20.53	$17.51	$17.67	$15.37	$12.30	$19.12
Number of accumulation units outstanding at end of period	1,660	1,649	1,642	1,635	1,629	2,366	2,000	8,093	7,323	165
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2007)
Value at beginning of period	$33.87	$30.57	$28.12	$20.19	$16.98	$17.17	$14.69	$10.28	$17.78	$16.33
Value at end of period	$34.38	$33.87	$30.57	$28.12	$20.19	$16.98	$17.17	$14.69	$10.28	$17.78
Number of accumulation units outstanding at end of period	4,478	39,636	30,218	23,359	23,853	3,066	2,370	23,974	21,905	44
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.28	$17.44	$17.64	$15.43	$12.99	$14.82	$13.02	$9.46	$18.74	$15.64
Value at end of period	$17.60	$17.28	$17.44	$17.64	$15.43	$12.99	$14.82	$13.02	$9.46	$18.74
Number of accumulation units outstanding at end of period	2	36	36	106	106	126	122	1,592	1,282	97
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.37	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34	$10.21
Value at end of period	$10.56	$10.37	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	7,918	8,576	7,697	6,279	5,788	3,736	2,865	7,800	6,547
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.24	$14.32	$14.73	$11.28	$9.26	$9.82	$9.11	$6.89	$9.58
Value at end of period	$14.68	$13.24	$14.32	$14.73	$11.28	$9.26	$9.82	$9.11	$6.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	104	85
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.07	$13.06	$13.66	$11.16	$9.18	$10.75	$8.61	$5.75	$10.57	$11.18
Value at end of period	$12.89	$13.07	$13.06	$13.66	$11.16	$9.18	$10.75	$8.61	$5.75	$10.57
Number of accumulation units outstanding at end of period	1,774	1,377	1,000	865	461	124	141	621	107	3,030
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$24.20	$24.14	$23.40	$17.39	$14.68	$17.83	$14.09	$8.48	$16.64	$18.02
Value at end of period	$27.43	$24.20	$24.14	$23.40	$17.39	$14.68	$17.83	$14.09	$8.48	$16.64
Number of accumulation units outstanding at end of period	535	535	536	536	536	536	448	3,723	1,437	47
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$25.20	$25.36	$24.20	$18.09	$15.07	$15.62	$11.75
Value at end of period	$28.65	$25.20	$25.36	$24.20	$18.09	$15.07	$15.62
Number of accumulation units outstanding at end of period	11,219	10,804	9,488	15,133	10,196	6,417	4,496
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during February 2008)
Value at beginning of period	$21.94	$21.99	$19.78	$15.01	$13.34	$12.47	$11.00	$9.25	$12.72
Value at end of period	$24.87	$21.94	$21.99	$19.78	$15.01	$13.34	$12.47	$11.00	$9.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,623	1,206

CFI 9

Condensed Financial Information (continued)

TABLE 2

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06	$11.47
Value at end of period	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	1,702	1,678	2,156	2,091	2,022	1,803	1,724	1,647
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30	$9.74	$8.05
Value at end of period	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30	$9.74
Number of accumulation units outstanding at end of period	1,845	1,845	10,475	10,380	11,665	11,176	6,036	3,043
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.31	$17.82	$16.33	$12.59	$11.48	$11.26	$10.04	$9.51
Value at end of period	$18.93	$17.31	$17.82	$16.33	$12.59	$11.48	$11.26	$10.04
Number of accumulation units outstanding at end of period	9,211	13,394	14,770	17,314	17,225	18,983	16,394	8,559
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78	$10.50
Value at end of period	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	4,532	4,520	5,142	4,999	5,586	23,329	1,164	8,924
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.12
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	765
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$19.11	$19.92	$17.96	$12.41	$10.31	$11.63	$9.24
Value at end of period	$22.08	$19.11	$19.92	$17.96	$12.41	$10.31	$11.63
Number of accumulation units outstanding at end of period	1,067	1,969	928	1,097	885	814	521
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.50	$11.96	$12.08	$9.65	$7.70	$8.30	$7.84	$5.61	$5.61
Value at end of period	$10.39	$11.50	$11.96	$12.08	$9.65	$7.70	$8.30	$7.84	$5.61
Number of accumulation units outstanding at end of period	2,688	4,494	4,967	5,129	4,327	196	140	91	48
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.26	$20.37	$18.57	$12.85	$11.04	$12.48
Value at end of period	$22.66	$18.26	$20.37	$18.57	$12.85	$11.04
Number of accumulation units outstanding at end of period	4,073	4,459	1,814	1,327	285	232

CFI 10

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.14	$10.46
Value at end of period	$9.53	$10.14
Number of accumulation units outstanding at end of period	2,816	15,424
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during April 2010)
Value at beginning of period	$23.72	$25.47	$23.94	$17.96	$15.87	$15.96	$14.36
Value at end of period	$29.01	$23.72	$25.47	$23.94	$17.96	$15.87	$15.96
Number of accumulation units outstanding at end of period	0	258	1,355	967	1,227	1,650	1,187
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.96	$14.27	$13.02	$11.03	$9.99	$9.55	$8.52	$6.80	$9.15
Value at end of period	$15.06	$13.96	$14.27	$13.02	$11.03	$9.99	$9.55	$8.52	$6.80
Number of accumulation units outstanding at end of period	45,238	49,791	51,178	50,226	52,517	52,865	56,142	55,182	57,872
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.55	$14.81	$11.37	$11.03	$10.52
Value at end of period	$16.42	$15.55	$14.81	$11.37	$11.03
Number of accumulation units outstanding at end of period	1,616	593	5,612	370	260
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.37	$14.70	$13.15	$10.05	$8.74	$9.21	$7.92	$7.27
Value at end of period	$16.50	$14.37	$14.70	$13.15	$10.05	$8.74	$9.21	$7.92
Number of accumulation units outstanding at end of period	0	0	6,004	5,697	5,310	4,410	2,793	2,644
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$15.95	$16.82	$17.00
Value at end of period	$18.17	$15.95	$16.82
Number of accumulation units outstanding at end of period	0	0	411
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.72	$10.81	$11.10	$9.24	$7.75	$8.97	$8.20	$5.89	$8.65
Value at end of period	$10.79	$10.72	$10.81	$11.10	$9.24	$7.75	$8.97	$8.20	$5.89
Number of accumulation units outstanding at end of period	75,305	90,230	97,140	99,340	98,181	104,663	88,902	69,774	72,953
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.10	$15.00	$13.40	$10.21	$8.77	$9.00	$7.67	$5.65	$8.35
Value at end of period	$16.31	$15.10	$15.00	$13.40	$10.21	$8.77	$9.00	$7.67	$5.65
Number of accumulation units outstanding at end of period	158,205	183,143	218,518	240,616	241,975	254,058	282,632	323,173	324,267
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.01	$13.55	$12.46	$9.73	$8.29	$8.21	$7.13	$5.48	$8.01
Value at end of period	$15.36	$13.01	$13.55	$12.46	$9.73	$8.29	$8.21	$7.13	$5.48
Number of accumulation units outstanding at end of period	17,610	25,885	27,030	33,017	32,755	41,556	51,841	55,982	65,062
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.35	$14.33	$12.87	$9.44	$8.23	$8.22	$6.62	$5.16	$8.37
Value at end of period	$15.48	$15.35	$14.33	$12.87	$9.44	$8.23	$8.22	$6.62	$5.16
Number of accumulation units outstanding at end of period	72,043	85,693	95,909	105,228	107,067	117,742	135,781	145,772	159,855

CFI 11

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.80	$9.46	$10.29	$7.89	$6.53	$7.89	$6.97	$5.51	$8.45
Value at end of period	$9.31	$9.80	$9.46	$10.29	$7.89	$6.53	$7.89	$6.97	$5.51
Number of accumulation units outstanding at end of period	16,529	16,475	18,739	18,310	18,804	18,577	17,807	17,684	20,252
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.21	$16.42	$16.33	$11.99	$10.13	$10.52	$8.21	$6.35	$8.99
Value at end of period	$19.80	$15.21	$16.42	$16.33	$11.99	$10.13	$10.52	$8.21	$6.35
Number of accumulation units outstanding at end of period	26,083	33,486	36,399	37,992	34,173	36,623	28,417	14,398	5,531
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35	$8.20	$6.15	$9.14
Value at end of period	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35	$8.20	$6.15
Number of accumulation units outstanding at end of period	5,371	4,380	13,656	13,680	12,517	9,583	5,265	4,246	1,185
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$57.89	$55.13	$50.84	$36.28	$37.21
Value at end of period	$59.21	$57.89	$55.13	$50.84	$36.28
Number of accumulation units outstanding at end of period	577	570	606	579	557
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.48	$15.37	$14.21	$11.00	$9.66	$9.66	$8.82	$6.87	$9.14
Value at end of period	$15.97	$14.48	$15.37	$14.21	$11.00	$9.66	$9.66	$8.82	$6.87
Number of accumulation units outstanding at end of period	0	0	524	626	626	24,961	26,419	27,508	25,941
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$18.09	$18.76	$17.86	$13.17	$11.35	$11.56	$9.27	$5.88
Value at end of period	$22.82	$18.09	$18.76	$17.86	$13.17	$11.35	$11.56	$9.27
Number of accumulation units outstanding at end of period	1,677	1,923	1,826	1,724	1,633	1,533	223	147
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.99	$14.54	$13.04	$10.00	$8.73	$9.10	$7.25	$5.73	$7.94
Value at end of period	$16.28	$13.99	$14.54	$13.04	$10.00	$8.73	$9.10	$7.25	$5.73
Number of accumulation units outstanding at end of period	0	0	12,976	12,751	12,253	11,650	12,026	11,642	10,613
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during February 2015)
Value at beginning of period	$10.36	$10.46
Value at end of period	$10.60	$10.36
Number of accumulation units outstanding at end of period	2,598	2,573
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.88	$15.97	$14.48	$10.50	$9.47	$9.77	$7.97	$6.12	$9.02
Value at end of period	$17.45	$15.88	$15.97	$14.48	$10.50	$9.47	$9.77	$7.97	$6.12
Number of accumulation units outstanding at end of period	2,559	2,504	2,334	2,151	2,399	2,075	1,386	0	338
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.60	$13.86	$13.43	$10.60	$8.77	$9.50	$8.43	$6.13	$8.79
Value at end of period	$14.86	$14.60	$13.86	$13.43	$10.60	$8.77	$9.50	$8.43	$6.13
Number of accumulation units outstanding at end of period	12,842	18,474	12,436	11,963	11,547	11,187	8,670	8,157	7,495

CFI 12

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.37	$12.07	$12.68	$11.70	$9.68	$11.82	$9.31	$5.12	$8.50
Value at end of period	$11.09	$10.37	$12.07	$12.68	$11.70	$9.68	$11.82	$9.31	$5.12
Number of accumulation units outstanding at end of period	14,315	19,754	32,396	31,914	35,186	35,113	46,006	71,820	43,082
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.04	$18.11	$16.17	$11.47	$9.72	$9.94	$8.06	$5.87	$8.51
Value at end of period	$20.11	$17.04	$18.11	$16.17	$11.47	$9.72	$9.94	$8.06	$5.87
Number of accumulation units outstanding at end of period	4,760	8,191	7,279	7,808	7,014	6,524	6,402	6,145	5,307
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.81	$12.88	$11.93	$10.25	$9.21	$9.38	$8.39	$6.91	$9.08
Value at end of period	$13.56	$12.81	$12.88	$11.93	$10.25	$9.21	$9.38	$8.39	$6.91
Number of accumulation units outstanding at end of period	0	0	398	407	235	6,756	6,064	5,167	4,333
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.53	$13.91	$13.49	$14.86	$13.66	$12.24	$11.32	$9.56	$10.66
Value at end of period	$14.23	$13.53	$13.91	$13.49	$14.86	$13.66	$12.24	$11.32	$9.56
Number of accumulation units outstanding at end of period	9,981	16,606	15,745	19,433	24,687	33,361	18,202	18,459	12,630
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.20	$6.14	$7.02	$7.17	$6.40	$8.35	$7.21	$4.13	$8.22
Value at end of period	$5.53	$5.20	$6.14	$7.02	$7.17	$6.40	$8.35	$7.21	$4.13
Number of accumulation units outstanding at end of period	594	595	730	2,315	2,180	4,150	3,429	16,886	9,162
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.79	$15.39	$15.38	$13.73	$11.83	$12.03	$10.19	$6.35	$9.43
Value at end of period	$16.89	$14.79	$15.39	$15.38	$13.73	$11.83	$12.03	$10.19	$6.35
Number of accumulation units outstanding at end of period	6,703	7,734	6,680	6,659	6,830	6,614	6,589	14,622	6,072
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44	$7.34
Value at end of period	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	4,078	2,372	4,039	1,690	1,805	76	76	85
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during December 2015)
Value at beginning of period	$10.00	$10.03
Value at end of period	$10.12	$10.00
Number of accumulation units outstanding at end of period	5,299	1,868
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.98	$16.69	$16.44	$16.08	$13.88	$14.22	$12.62	$10.62	$10.24
Value at end of period	$16.98	$15.98	$16.69	$16.44	$16.08	$13.88	$14.22	$12.62	$10.62
Number of accumulation units outstanding at end of period	14,341	19,290	27,645	29,871	31,633	30,169	31,462	24,558	29,682
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.63	$12.60	$11.94	$12.18	$11.50	$10.80	$10.07	$8.77	$8.70
Value at end of period	$12.98	$12.63	$12.60	$11.94	$12.18	$11.50	$10.80	$10.07	$8.77
Number of accumulation units outstanding at end of period	1,939	4,195	1,966	578	527	669	917	4,467	5

CFI 13

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.81	$15.00	$13.73	$10.26	$8.51	$8.95	$7.97	$5.92	$8.73
Value at end of period	$17.14	$15.81	$15.00	$13.73	$10.26	$8.51	$8.95	$7.97	$5.92
Number of accumulation units outstanding at end of period	26,134	34,492	39,543	49,895	49,206	53,689	60,605	60,196	48,285
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$2.53	$3.44	$3.76	$7.74	$8.80	$10.71
Value at end of period	$3.70	$2.53	$3.44	$3.76	$7.74	$8.80
Number of accumulation units outstanding at end of period	16,641	337	1,692	1,752	1,471	63
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.28	$13.53	$12.74	$10.92	$9.61	$9.74	$8.53	$7.16	$8.99
Value at end of period	$14.32	$13.28	$13.53	$12.74	$10.92	$9.61	$9.74	$8.53	$7.16
Number of accumulation units outstanding at end of period	103,075	135,487	138,290	138,634	120,624	119,673	121,867	149,676	207,841
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.40	$12.96	$12.90	$13.44	$12.45	$12.01	$10.37	$8.53	$10.20
Value at end of period	$13.18	$12.40	$12.96	$12.90	$13.44	$12.45	$12.01	$10.37	$8.53
Number of accumulation units outstanding at end of period	21,928	26,608	35,445	38,989	49,319	45,989	48,040	46,923	40,880
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.45	$10.04
Value at end of period	$10.02	$9.45
Number of accumulation units outstanding at end of period	15,330	16,162
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.43	$10.43	$10.42	$10.42	$10.42	$10.42	$10.39	$10.36	$10.27
Value at end of period	$10.45	$10.43	$10.43	$10.42	$10.42	$10.42	$10.42	$10.39	$10.36
Number of accumulation units outstanding at end of period	34,419	38,594	53,242	50,446	45,828	68,239	74,008	75,330	97,099
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.97	$15.18	$13.71	$10.50	$9.07	$9.09	$7.96	$6.12	$8.55
Value at end of period	$16.43	$14.97	$15.18	$13.71	$10.50	$9.07	$9.09	$7.96	$6.12
Number of accumulation units outstanding at end of period	323,310	348,920	379,460	431,133	374,044	385,420	425,772	447,140	479,365
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.37	$16.71	$16.51	$15.64	$13.71	$13.13	$11.49	$7.69	$9.51
Value at end of period	$18.76	$16.37	$16.71	$16.51	$15.64	$13.71	$13.13	$11.49	$7.69
Number of accumulation units outstanding at end of period	2,614	5,498	6,990	7,053	7,906	5,355	3,888	3,694	5,710
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.18	$15.06	$13.22	$9.95	$8.69	$8.70	$7.63	$6.20	$8.38
Value at end of period	$16.74	$15.18	$15.06	$13.22	$9.95	$8.69	$8.70	$7.63	$6.20
Number of accumulation units outstanding at end of period	112,655	128,453	145,794	152,944	153,342	141,118	156,506	188,882	209,655
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.34	$16.64	$15.19	$11.29	$9.59	$9.70	$7.96	$6.04	$8.88
Value at end of period	$19.31	$16.34	$16.64	$15.19	$11.29	$9.59	$9.70	$7.96	$6.04
Number of accumulation units outstanding at end of period	53,772	65,618	71,260	88,567	90,639	100,862	108,330	120,490	120,898

CFI 14

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.46	$15.97	$15.15	$10.62	$9.45	$9.52	$7.75	$6.21	$8.43
Value at end of period	$19.69	$15.46	$15.97	$15.15	$10.62	$9.45	$9.52	$7.75	$6.21
Number of accumulation units outstanding at end of period	38,559	43,992	52,904	52,445	54,463	60,077	65,493	73,885	84,620
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.29	$14.20	$13.32	$13.33	$12.19	$11.33	$10.32	$9.25	$9.83
Value at end of period	$14.91	$14.29	$14.20	$13.32	$13.33	$12.19	$11.33	$10.32	$9.25
Number of accumulation units outstanding at end of period	142,729	173,998	94,548	91,054	98,333	105,331	109,267	123,769	143,974
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63	$6.99
Value at end of period	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	9,253	10,617	10,940	10,254	2,880	2,713	2,761	2,015
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.52	$18.35	$16.15	$12.33	$10.44	$10.34
Value at end of period	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	94,864	109,685	118,698	87,123	90,959	82,588
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.81	$15.50	$14.08	$10.76	$9.38	$9.06	$7.59	$6.74	$8.79
Value at end of period	$16.87	$14.81	$15.50	$14.08	$10.76	$9.38	$9.06	$7.59	$6.74
Number of accumulation units outstanding at end of period	14,825	20,206	27,737	19,369	19,245	18,949	11,929	9,581	12,213
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.28	$19.18	$17.62	$13.35	$11.69	$11.75	$9.02	$6.37	$9.34
Value at end of period	$20.68	$19.28	$19.18	$17.62	$13.35	$11.69	$11.75	$9.02	$6.37
Number of accumulation units outstanding at end of period	29,087	30,097	31,184	30,387	25,486	22,859	26,750	12,540	13,942
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.66	$14.71	$12.76	$9.76	$8.83	$9.23	$7.95	$6.39	$8.71
Value at end of period	$15.95	$14.66	$14.71	$12.76	$9.76	$8.83	$9.23	$7.95	$6.39
Number of accumulation units outstanding at end of period	112	112	2,287	6,467	8,228	4,582	4,408	4,361	4,181
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64	$10.72
Value at end of period	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	20,270	26,651	15,693	9,731	9,207	1,546	6,343	1,648
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26	$6.68	$8.42
Value at end of period	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26	$6.68
Number of accumulation units outstanding at end of period	10,601	11,045	1,640	2,559	4,944	2,557	5,311	3,960	3,911
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92	$10.08
Value at end of period	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	15,611	15,614	12,743	4,718	4,993	5,579	751	490

CFI 15

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92	$11.44
Value at end of period	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	1,754	2,293	1,754	1,755	1,748	1,734	1,815	1,989
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$17.66	$18.17	$16.12	$12.02	$10.27	$9.30
Value at end of period	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27
Number of accumulation units outstanding at end of period	13,214	11,086	9,822	2,765	682	362
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.37	$18.20	$17.34	$12.50	$10.77	$11.21	$10.08
Value at end of period	$21.04	$17.37	$18.20	$17.34	$12.50	$10.77	$11.21
Number of accumulation units outstanding at end of period	10,280	11,236	1,331	1,304	837	838	838
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.60	$18.77	$17.77	$12.78	$11.10	$11.00	$8.31	$6.34	$9.09
Value at end of period	$21.09	$18.60	$18.77	$17.77	$12.78	$11.10	$11.00	$8.31	$6.34
Number of accumulation units outstanding at end of period	476	4,532	476	288	288	0	11,109	0	282
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.06	$17.19	$16.14	$11.71	$10.23	$10.49	$8.43	$6.61	$9.02
Value at end of period	$21.23	$17.06	$17.19	$16.14	$11.71	$10.23	$10.49	$8.43	$6.61
Number of accumulation units outstanding at end of period	21,635	22,737	29,534	31,624	32,853	39,333	46,093	49,521	45,373
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.46	$12.47	$11.81	$10.15	$8.95	$9.23	$8.12	$6.45	$8.71
Value at end of period	$13.19	$12.46	$12.47	$11.81	$10.15	$8.95	$9.23	$8.12	$6.45
Number of accumulation units outstanding at end of period	3,599	4,392	7,498	6,934	30,128	38,964	36,058	35,287	5,926
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.52	$12.58	$11.91	$9.89	$8.60	$9.01	$7.87	$6.13	$8.53
Value at end of period	$13.30	$12.52	$12.58	$11.91	$9.89	$8.60	$9.01	$7.87	$6.13
Number of accumulation units outstanding at end of period	2,175	2,154	2,332	27,484	27,049	24,808	26,581	23,235	24,052
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.41	$12.53	$11.81	$9.56	$8.28	$8.73	$7.58	$5.84	$8.43
Value at end of period	$13.20	$12.41	$12.53	$11.81	$9.56	$8.28	$8.73	$7.58	$5.84
Number of accumulation units outstanding at end of period	14,976	14,535	15,438	14,064	10,218	8,279	6,491	4,877	5,051
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$13.29	$13.27	$12.55	$12.08
Value at end of period	$13.88	$13.29	$13.27	$12.55
Number of accumulation units outstanding at end of period	3,681	8,572	0	1,366
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.65	$13.67	$12.82	$11.44	$10.19	$10.01	$9.01	$7.64	$9.22
Value at end of period	$14.42	$13.65	$13.67	$12.82	$11.44	$10.19	$10.01	$9.01	$7.64
Number of accumulation units outstanding at end of period	2,795	2,809	2,786	2,701	2,496	2,340	2,189	2,025	2,700

CFI 16

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.87	$13.03	$12.22	$9.99	$8.68	$8.95	$7.91	$6.32	$8.63
Value at end of period	$13.76	$12.87	$13.03	$12.22	$9.99	$8.68	$8.95	$7.91	$6.32
Number of accumulation units outstanding at end of period	12,447	12,412	12,311	14,852	14,805	17,840	18,817	21,181	25,964
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.17	$13.24	$12.41	$10.65	$9.37	$9.43	$8.41	$6.91	$8.87
Value at end of period	$14.04	$13.17	$13.24	$12.41	$10.65	$9.37	$9.43	$8.41	$6.91
Number of accumulation units outstanding at end of period	12,464	18,875	18,565	18,875	15,095	14,467	13,919	13,436	26,032
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27	$9.86
Value at end of period	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	6,500	8,303	6,655	1,616	1,499	1,113	539	168	168
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.01	$19.34	$17.20	$13.09	$11.25	$11.62	$9.52	$7.02	$8.80
Value at end of period	$23.58	$19.01	$19.34	$17.20	$13.09	$11.25	$11.62	$9.52	$7.02
Number of accumulation units outstanding at end of period	3,029	2,255	3,196	3,587	3,523	3,295	5,600	3,911	11,028
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.35	$17.21	$16.50	$11.88	$9.93	$9.71	$7.68	$5.68	$8.16
Value at end of period	$17.22	$16.35	$17.21	$16.50	$11.88	$9.93	$9.71	$7.68	$5.68
Number of accumulation units outstanding at end of period	3,020	3,068	3,440	3,377	3,259	3,155	4,609	4,529	6,052
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73	$9.75
Value at end of period	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	6,912	8,175	5,311	4,997	7,307	3,374	3,368	2,537	2,086
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.05	$15.59	$12.01	$11.76	$10.18	$9.30	$7.27	$5.35	$8.36
Value at end of period	$16.73	$16.05	$15.59	$12.01	$11.76	$10.18	$9.30	$7.27	$5.35
Number of accumulation units outstanding at end of period	6,419	8,559	13,078	6,560	6,519	15,603	12,919	1,374	12,492
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.71	$14.29	$12.66	$9.40	$8.37	$8.78	$7.84	$5.96	$8.50
Value at end of period	$15.95	$14.71	$14.29	$12.66	$9.40	$8.37	$8.78	$7.84	$5.96
Number of accumulation units outstanding at end of period	726	1,903	1,831	3,970	3,774	3,779	3,935	3,941	5,436
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.45	$15.92	$15.26	$10.90	$9.55	$9.81	$8.92
Value at end of period	$19.12	$15.45	$15.92	$15.26	$10.90	$9.55	$9.81
Number of accumulation units outstanding at end of period	0	830	830	830	830	829	830
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.36	$15.62	$14.73	$10.83	$9.45	$10.61	$8.26	$5.94	$8.91
Value at end of period	$17.17	$15.36	$15.62	$14.73	$10.83	$9.45	$10.61	$8.26	$5.94
Number of accumulation units outstanding at end of period	252	252	252	252	252	252	8,190	252	252

CFI 17

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.41	$15.33	$14.05	$10.40	$8.77	$8.96	$7.78	$6.05	$8.12
Value at end of period	$16.98	$14.41	$15.33	$14.05	$10.40	$8.77	$8.96	$7.78	$6.05
Number of accumulation units outstanding at end of period	23,246	28,516	44,281	49,428	41,401	42,419	45,383	50,780	62,696
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.39	$15.71	$14.42	$11.54	$10.23	$10.34	$9.21	$7.51	$8.95
Value at end of period	$17.74	$15.39	$15.71	$14.42	$11.54	$10.23	$10.34	$9.21	$7.51
Number of accumulation units outstanding at end of period	41,939	45,864	59,988	67,772	66,464	81,359	90,750	97,347	105,356
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.75	$15.19	$13.80	$10.30	$8.99	$9.19	$8.17	$6.59	$8.50
Value at end of period	$17.68	$14.75	$15.19	$13.80	$10.30	$8.99	$9.19	$8.17	$6.59
Number of accumulation units outstanding at end of period	8,163	9,068	5,192	4,885	4,508	3,880	8,554	8,058	6,919
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.90	$9.38	$9.29	$9.86	$8.28	$10.13	$8.42	$4.91	$8.36
Value at end of period	$8.92	$7.90	$9.38	$9.29	$9.86	$8.28	$10.13	$8.42	$4.91
Number of accumulation units outstanding at end of period	728	779	817	935	866	2,060	3,561	14,026	13,398
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.09	$18.66	$16.23	$12.34	$10.28	$10.09	$8.21	$6.53	$8.72
Value at end of period	$20.75	$18.09	$18.66	$16.23	$12.34	$10.28	$10.09	$8.21	$6.53
Number of accumulation units outstanding at end of period	2,108	3,177	6,752	5,916	2,618	1,291	2,223	4,474	4,123
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.00	$18.69	$17.25	$12.41	$10.46	$10.60	$8.37	$6.57	$8.83
Value at end of period	$21.89	$18.00	$18.69	$17.25	$12.41	$10.46	$10.60	$8.37	$6.57
Number of accumulation units outstanding at end of period	1,163	1,163	1,163	1,163	1,588	1,662	1,663	1,669	1,175
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.12	$13.56	$13.26	$10.43	$8.57	$9.33	$8.04	$5.76	$8.26
Value at end of period	$14.15	$14.12	$13.56	$13.26	$10.43	$8.57	$9.33	$8.04	$5.76
Number of accumulation units outstanding at end of period	153,903	177,749	199,040	222,892	230,183	251,434	297,679	328,746	358,220
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.16	$17.99	$17.93	$15.96	$13.74	$13.84	$11.62	$6.96	$9.54
Value at end of period	$19.61	$17.16	$17.99	$17.93	$15.96	$13.74	$13.84	$11.62	$6.96
Number of accumulation units outstanding at end of period	5,850	6,618	6,433	6,244	6,160	12,344	8,249	6,907	26
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.43	$17.52	$15.62	$12.78	$11.16	$10.85	$9.52	$7.14	$9.41
Value at end of period	$19.92	$18.43	$17.52	$15.62	$12.78	$11.16	$10.85	$9.52	$7.14
Number of accumulation units outstanding at end of period	50,922	64,908	64,420	69,825	65,786	68,165	65,198	37,188	17,769
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.01	$17.66	$15.79	$11.68	$10.06	$10.44	$8.13	$5.55	$8.93
Value at end of period	$19.35	$18.01	$17.66	$15.79	$11.68	$10.06	$10.44	$8.13	$5.55
Number of accumulation units outstanding at end of period	71,344	85,651	105,463	128,535	134,939	156,105	164,714	185,936	192,210

CFI 18

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.54	$14.54	$13.53	$10.43	$8.90	$8.98	$7.81	$6.25	$8.33
Value at end of period	$16.08	$13.54	$14.54	$13.53	$10.43	$8.90	$8.98	$7.81	$6.25
Number of accumulation units outstanding at end of period	6,962	17,619	17,098	23,842	18,517	17,708	17,804	25,413	16,189
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.62	$16.80	$15.46	$11.10	$9.34	$9.44	$8.08	$5.65	$8.52
Value at end of period	$18.90	$18.62	$16.80	$15.46	$11.10	$9.34	$9.44	$8.08	$5.65
Number of accumulation units outstanding at end of period	45,344	66,274	57,957	70,040	68,451	67,183	76,054	78,945	75,353
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.03	$9.12	$9.22	$8.06	$6.79	$7.75	$6.81	$4.95	$8.25
Value at end of period	$9.20	$9.03	$9.12	$9.22	$8.06	$6.79	$7.75	$6.81	$4.95
Number of accumulation units outstanding at end of period	862	854	835	117	384	341	475	545	5,294
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.37	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34	$9.17
Value at end of period	$10.56	$10.37	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	49,778	53,833	55,097	64,695	68,620	64,735	67,137	74,448	75,532
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.38	$12.31	$12.66	$9.69	$7.96	$8.44	$7.83	$5.92	$8.41
Value at end of period	$12.62	$11.38	$12.31	$12.66	$9.69	$7.96	$8.44	$7.83	$5.92
Number of accumulation units outstanding at end of period	544	1,283	3,704	3,303	3,125	1,889	1,700	1,674	828
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.65	$11.64	$12.17	$9.95	$8.18	$9.59	$7.67	$5.12	$8.01
Value at end of period	$11.49	$11.65	$11.64	$12.17	$9.95	$8.18	$9.59	$7.67	$5.12
Number of accumulation units outstanding at end of period	0	673	673	673	673	1,970	1,968	2,200	5,143
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.75	$13.72	$13.30	$9.88	$8.34	$10.13	$8.01	$4.82	$8.37
Value at end of period	$15.59	$13.75	$13.72	$13.30	$9.88	$8.34	$10.13	$8.01	$4.82
Number of accumulation units outstanding at end of period	4,070	4,071	7,723	10,336	10,765	10,617	9,156	8,455	20,090
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.54	$16.64	$15.88	$11.87	$9.89	$10.25	$8.31	$5.84	$8.69
Value at end of period	$18.80	$16.54	$16.64	$15.88	$11.87	$9.89	$10.25	$8.31	$5.84
Number of accumulation units outstanding at end of period	4,492	5,469	5,491	7,821	8,662	9,263	8,731	9,424	8,654
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.30	$15.34	$13.80	$10.46	$9.30	$8.70	$7.67	$6.45	$8.42
Value at end of period	$17.34	$15.30	$15.34	$13.80	$10.46	$9.30	$8.70	$7.67	$6.45
Number of accumulation units outstanding at end of period	32,379	25,622	21,486	20,360	20,518	20,939	22,812	23,763	22,900
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.05	$16.82	$15.67	$11.35	$10.00	$10.22	$8.34	$6.42	$8.62
Value at end of period	$20.69	$16.05	$16.82	$15.67	$11.35	$10.00	$10.22	$8.34	$6.42
Number of accumulation units outstanding at end of period	1,094	439	492	490	490	490	363	1,708	1,509

CFI 19

Condensed Financial Information (continued)

TABLE 3

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$17.07	$17.47
Value at end of period	$18.35	$17.07
Number of accumulation units outstanding at end of period	2,735	1,011
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$17.18	$17.45
Value at end of period	$18.77	$17.18
Number of accumulation units outstanding at end of period	3,500	1,007
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.44	$12.72	$12.69
Value at end of period	$13.01	$12.44	$12.72
Number of accumulation units outstanding at end of period	24,868	17,382	12,063
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.90	$12.39	$12.53	$10.02	$9.53
Value at end of period	$10.74	$11.90	$12.39	$12.53	$10.02
Number of accumulation units outstanding at end of period	52,710	45,651	32,058	2,213	1,292
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.18	$20.65	$18.86	$16.00	$16.06
Value at end of period	$21.74	$20.18	$20.65	$18.86	$16.00
Number of accumulation units outstanding at end of period	2,819	2,785	2,060	2,096	3,186
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.26	$14.60	$13.08	$10.01	$9.90
Value at end of period	$16.35	$14.26	$14.60	$13.08	$10.01
Number of accumulation units outstanding at end of period	38,944	47,551	48,739	49,788	61,332
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.83	$16.71	$15.56
Value at end of period	$18.02	$15.83	$16.71
Number of accumulation units outstanding at end of period	103,255	82,239	58,203
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.63	$21.83	$22.45	$18.70	$15.70	$18.19	$16.65	$11.98	$17.83
Value at end of period	$21.76	$21.63	$21.83	$22.45	$18.70	$15.70	$18.19	$16.65	$11.98
Number of accumulation units outstanding at end of period	349,525	333,239	296,524	231,221	225,319	85	79	73	66

CFI 20

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2008)
Value at beginning of period	$36.51	$36.30	$32.46	$24.75	$21.28	$21.86	$18.66	$13.77	$21.28
Value at end of period	$39.39	$36.51	$36.30	$32.46	$24.75	$21.28	$21.86	$18.66	$13.77
Number of accumulation units outstanding at end of period	519,078	537,161	550,778	493,378	486,225	213	209	203	183
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.87	$23.84	$21.95	$17.14	$14.63	$14.50	$12.61	$9.69	$15.42
Value at end of period	$26.96	$22.87	$23.84	$21.95	$17.14	$14.63	$14.50	$12.61	$9.69
Number of accumulation units outstanding at end of period	96,917	99,334	104,146	108,184	113,405	260	248	234	322
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2008)
Value at beginning of period	$26.19	$24.46	$22.00	$16.15	$14.10	$14.08	$11.35	$8.86	$14.72
Value at end of period	$26.37	$26.19	$24.46	$22.00	$16.15	$14.10	$14.08	$11.35	$8.86
Number of accumulation units outstanding at end of period	127,667	129,178	132,088	132,639	141,171	91	91	90	194
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.12	$17.50	$19.06	$14.63	$13.88
Value at end of period	$17.18	$18.12	$17.50	$19.06	$14.63
Number of accumulation units outstanding at end of period	9,188	9,696	6,496	6,441	6,858
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during January 2008)
Value at beginning of period	$30.15	$32.59	$32.44	$23.83	$20.15	$20.96	$16.36	$12.68	$17.39
Value at end of period	$39.22	$30.15	$32.59	$32.44	$23.83	$20.15	$20.96	$16.36	$12.68
Number of accumulation units outstanding at end of period	79,613	84,598	90,844	94,934	97,307	238	222	206	194
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.76	$15.27	$14.03	$10.69	$10.49
Value at end of period	$17.71	$15.76	$15.27	$14.03	$10.69
Number of accumulation units outstanding at end of period	162,853	115,784	95,126	60,186	48,899
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$57.67	$54.98	$50.75	$36.25	$36.63
Value at end of period	$58.92	$57.67	$54.98	$50.75	$36.25
Number of accumulation units outstanding at end of period	2,658	2,465	2,385	2,288	2,218
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.15	$18.22	$16.87	$13.06	$11.48	$11.50	$10.51	$8.20	$10.84
Value at end of period	$18.90	$17.15	$18.22	$16.87	$13.06	$11.48	$11.50	$10.51	$8.20
Number of accumulation units outstanding at end of period	9,883	9,876	13,639	9,270	8,935	0	0	0	9
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.56	$11.51
Value at end of period	$10.73	$10.56
Number of accumulation units outstanding at end of period	3,342	2,653
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.38	$24.33	$21.84	$16.77	$14.66	$15.29	$12.20	$9.64	$14.38
Value at end of period	$27.19	$23.38	$24.33	$21.84	$16.77	$14.66	$15.29	$12.20	$9.64
Number of accumulation units outstanding at end of period	104,333	120,052	122,321	118,887	114,648	82	70	57	67

CFI 21

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.81	$24.53	$23.80	$18.79	$18.18
Value at end of period	$26.25	$25.81	$24.53	$23.80	$18.79
Number of accumulation units outstanding at end of period	170,436	165,580	163,373	161,118	146,955
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during January 2008)
Value at beginning of period	$74.59	$86.88	$91.36	$84.40	$69.91	$85.44	$67.35	$37.10	$62.28
Value at end of period	$79.65	$74.59	$86.88	$91.36	$84.40	$69.91	$85.44	$67.35	$37.10
Number of accumulation units outstanding at end of period	43,784	43,034	42,781	40,368	38,164	22	18	14	8
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.97	$25.50	$22.81	$16.19	$15.62
Value at end of period	$28.27	$23.97	$25.50	$22.81	$16.19
Number of accumulation units outstanding at end of period	8,787	7,789	12,267	11,171	2,704
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.02	$18.14	$16.81	$14.46	$14.29
Value at end of period	$19.05	$18.02	$18.14	$16.81	$14.46
Number of accumulation units outstanding at end of period	3,950	3,821	3,023	2,656	6,368
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.08	$16.55	$16.07	$17.71	$17.60
Value at end of period	$16.90	$16.08	$16.55	$16.07	$17.71
Number of accumulation units outstanding at end of period	150,247	140,773	145,022	147,031	136,537
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$6.70	$7.92	$9.07	$9.26	$8.76
Value at end of period	$7.12	$6.70	$7.92	$9.07	$9.26
Number of accumulation units outstanding at end of period	12,822	17,124	12,437	12,961	11,131
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.68	$19.47	$19.47	$17.39	$16.95
Value at end of period	$21.32	$18.68	$19.47	$19.47	$17.39
Number of accumulation units outstanding at end of period	69,777	69,423	71,399	54,662	42,419
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.79	$14.42	$14.18	$10.97	$10.70
Value at end of period	$15.63	$14.79	$14.42	$14.18	$10.97
Number of accumulation units outstanding at end of period	9,747	11,586	10,388	13,635	8,509
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during January 2008)
Value at beginning of period	$34.38	$35.95	$35.43	$34.69	$29.99	$30.75	$27.31	$23.00	$22.11
Value at end of period	$36.49	$34.38	$35.95	$35.43	$34.69	$29.99	$30.75	$27.31	$23.00
Number of accumulation units outstanding at end of period	20,330	26,733	27,196	24,599	26,712	7	6	5	4
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.53	$12.52	$11.87	$12.12	$12.08
Value at end of period	$12.87	$12.53	$12.52	$11.87	$12.12
Number of accumulation units outstanding at end of period	6,794	9,184	3,785	16,710	10,824

CFI 22

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during January 2008)
Value at beginning of period	$24.62	$23.40	$21.44	$16.03	$13.31	$14.01	$12.49	$9.29	$13.92
Value at end of period	$26.67	$24.62	$23.40	$21.44	$16.03	$13.31	$14.01	$12.49	$9.29
Number of accumulation units outstanding at end of period	232,357	254,642	264,753	265,515	259,161	504	464	421	390
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.44	$21.86	$20.60	$17.67	$15.57	$15.79	$13.85	$11.63	$15.38
Value at end of period	$23.09	$21.44	$21.86	$20.60	$17.67	$15.57	$15.79	$13.85	$11.63
Number of accumulation units outstanding at end of period	68,010	74,433	76,359	84,772	83,651	66	66	66	66
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.67	$15.17	$15.12	$15.77	$15.80
Value at end of period	$15.58	$14.67	$15.17	$15.12	$15.77
Number of accumulation units outstanding at end of period	78,006	70,637	69,694	73,989	76,424
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44	$10.04
Value at end of period	$10.00	$9.44
Number of accumulation units outstanding at end of period	92,110	107,678
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.35	$14.36	$14.37	$14.38	$14.39
Value at end of period	$14.36	$14.35	$14.36	$14.37	$14.38
Number of accumulation units outstanding at end of period	125,916	101,306	103,456	111,436	99,589
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.71	$17.98	$16.26	$12.45	$10.77	$10.81	$9.48	$7.29	$10.44
Value at end of period	$19.42	$17.71	$17.98	$16.26	$12.45	$10.77	$10.81	$9.48	$7.29
Number of accumulation units outstanding at end of period	153,119	159,709	160,772	166,922	152,682	188	187	186	303
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.14	$22.97	$20.19	$15.21	$13.30	$13.33	$11.71	$9.51	$13.57
Value at end of period	$25.49	$23.14	$22.97	$20.19	$15.21	$13.30	$13.33	$11.71	$9.51
Number of accumulation units outstanding at end of period	53,908	72,699	68,027	37,725	33,638	294	294	294	275
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$44.50	$45.35	$41.44	$30.83	$26.22	$26.55	$21.80	$16.57	$23.89
Value at end of period	$52.52	$44.50	$45.35	$41.44	$30.83	$26.22	$26.55	$21.80	$16.57
Number of accumulation units outstanding at end of period	153,766	150,142	154,521	155,922	148,870	35	35	35	24
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$31.03	$32.09	$30.47	$21.37	$19.04	$19.20	$15.64	$12.54	$17.18
Value at end of period	$39.47	$31.03	$32.09	$30.47	$21.37	$19.04	$19.20	$15.64	$12.54
Number of accumulation units outstanding at end of period	82,340	78,581	79,692	83,188	79,653	100	91	80	64
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.84	$23.73	$22.26	$22.31	$20.42	$19.01	$17.32	$15.54	$17.52
Value at end of period	$24.85	$23.84	$23.73	$22.26	$22.31	$20.42	$19.01	$17.32	$15.54
Number of accumulation units outstanding at end of period	484,864	428,891	154,384	145,532	135,956	11	10	8	6

CFI 23

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.64	$9.73	$10.36	$8.54	$7.20	$8.20	$7.62	$6.98
Value at end of period	$9.71	$9.64	$9.73	$10.36	$8.54	$7.20	$8.20	$7.62
Number of accumulation units outstanding at end of period	73,314	73,255	54,039	9,202	15,357	51	38	25
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.42	$18.28	$16.10	$12.31	$10.43	$10.33
Value at end of period	$20.17	$19.42	$18.28	$16.10	$12.31	$10.43
Number of accumulation units outstanding at end of period	42,267	37,148	31,019	16,560	14,213	53
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.15	$14.83	$13.48	$10.31	$9.00	$8.70	$7.30	$6.49	$8.57
Value at end of period	$16.10	$14.15	$14.83	$13.48	$10.31	$9.00	$8.70	$7.30	$6.49
Number of accumulation units outstanding at end of period	524,899	577,615	607,099	646,937	625,390	160	155	148	141
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$29.86	$29.73	$27.34	$20.74	$20.69
Value at end of period	$32.00	$29.86	$29.73	$27.34	$20.74
Number of accumulation units outstanding at end of period	82,639	71,979	56,196	33,476	30,375
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.06	$17.14	$14.88	$11.40	$11.43
Value at end of period	$18.55	$17.06	$17.14	$14.88	$11.40
Number of accumulation units outstanding at end of period	2,852	6,996	3,260	2,799	2,661
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$27.14	$25.25	$22.35	$16.95	$17.44
Value at end of period	$28.90	$27.14	$25.25	$22.35	$16.95
Number of accumulation units outstanding at end of period	15,473	9,999	10,925	10,789	17,219
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.60	$16.28	$14.47
Value at end of period	$18.40	$16.60	$16.28
Number of accumulation units outstanding at end of period	119,713	93,090	66,048
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.53	$18.05	$16.63
Value at end of period	$19.86	$17.53	$18.05
Number of accumulation units outstanding at end of period	44,309	35,923	31,417
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.24	$18.08	$17.55
Value at end of period	$20.86	$17.24	$18.08
Number of accumulation units outstanding at end of period	48,278	37,827	32,880
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.83	$20.03	$18.99	$13.67	$13.60
Value at end of period	$22.47	$19.83	$20.03	$18.99	$13.67
Number of accumulation units outstanding at end of period	93,257	89,463	74,586	64,961	64,892

CFI 24

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$38.45	$38.80	$36.45	$26.49	$23.15	$23.77	$19.13	$15.01	$19.99
Value at end of period	$47.82	$38.45	$38.80	$36.45	$26.49	$23.15	$23.77	$19.13	$15.01
Number of accumulation units outstanding at end of period	118,344	113,827	111,377	106,106	102,714	0	0	0	7
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.37	$16.40	$15.55	$13.38	$13.22
Value at end of period	$17.32	$16.37	$16.40	$15.55	$13.38
Number of accumulation units outstanding at end of period	254,668	233,332	213,934	207,545	183,303
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.08	$17.18	$16.27	$13.53	$13.32
Value at end of period	$18.12	$17.08	$17.18	$16.27	$13.53
Number of accumulation units outstanding at end of period	352,012	353,750	319,965	278,405	245,400
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.49	$17.68	$16.68	$13.52	$13.32
Value at end of period	$18.59	$17.49	$17.68	$16.68	$13.52
Number of accumulation units outstanding at end of period	638,732	573,680	509,461	447,287	368,560
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.47	$16.63	$15.67	$12.70	$12.49
Value at end of period	$17.52	$16.47	$16.63	$15.67	$12.70
Number of accumulation units outstanding at end of period	163,785	134,647	101,667	71,671	42,347
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.51	$15.51	$14.68	$13.74	$13.68
Value at end of period	$16.19	$15.51	$15.51	$14.68	$13.74
Number of accumulation units outstanding at end of period	133,957	145,718	87,637	84,606	93,046
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.74	$20.80	$19.53	$17.44	$15.54	$15.28	$13.77	$11.70	$14.97
Value at end of period	$21.90	$20.74	$20.80	$19.53	$17.44	$15.54	$15.28	$13.77	$11.70
Number of accumulation units outstanding at end of period	4,688	4,507	5,129	11,052	11,112	9	9	9	9
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.62	$18.86	$17.72	$14.49	$14.26
Value at end of period	$19.89	$18.62	$18.86	$17.72	$14.49
Number of accumulation units outstanding at end of period	5,128	4,936	2,062	2,265	2,772
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.27	$19.40	$18.20	$15.63	$15.40
Value at end of period	$20.53	$19.27	$19.40	$18.20	$15.63
Number of accumulation units outstanding at end of period	15,107	14,605	15,164	12,898	12,297
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$31.79	$32.38	$28.82	$21.96	$18.89	$19.53	$16.02	$11.82	$14.85
Value at end of period	$39.39	$31.79	$32.38	$28.82	$21.96	$18.89	$19.53	$16.02	$11.82
Number of accumulation units outstanding at end of period	22,333	14,436	16,279	16,637	6,031	0	0	0	16

CFI 25

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$32.76	$34.53	$33.13	$23.88	$19.98	$19.56	$15.48	$11.46	$17.51
Value at end of period	$34.47	$32.76	$34.53	$33.13	$23.88	$19.98	$19.56	$15.48	$11.46
Number of accumulation units outstanding at end of period	23,779	29,026	30,225	31,239	30,046	211	203	194	199
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.53	$14.75	$12.95	$12.47	$9.90	$10.45	$8.99	$6.73	$9.75
Value at end of period	$14.64	$14.53	$14.75	$12.95	$12.47	$9.90	$10.45	$8.99	$6.73
Number of accumulation units outstanding at end of period	157,367	156,462	135,376	129,226	117,501	90	70	49	21
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.65	$18.14	$15.27
Value at end of period	$19.42	$18.65	$18.14
Number of accumulation units outstanding at end of period	11,211	9,243	7,133
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$33.58	$32.64	$28.97	$21.52	$21.41
Value at end of period	$36.37	$33.58	$32.64	$28.97	$21.52
Number of accumulation units outstanding at end of period	1,852	1,543	1,860	1,737	2,993
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.79	$24.22	$22.86	$16.83	$14.69	$16.52	$12.88	$9.26	$13.61
Value at end of period	$26.57	$23.79	$24.22	$22.86	$16.83	$14.69	$16.52	$12.88	$9.26
Number of accumulation units outstanding at end of period	13,472	16,215	15,735	14,881	11,600	32	32	32	26
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.17	$23.60	$21.65	$16.05	$13.54	$13.85	$12.04	$9.38	$13.85
Value at end of period	$26.09	$22.17	$23.60	$21.65	$16.05	$13.54	$13.85	$12.04	$9.38
Number of accumulation units outstanding at end of period	9,025	10,691	9,683	13,523	4,967	148	132	114	104
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.59	$20.02	$18.40	$14.74	$13.08	$13.23	$11.80	$9.62	$12.03
Value at end of period	$22.56	$19.59	$20.02	$18.40	$14.74	$13.08	$13.23	$11.80	$9.62
Number of accumulation units outstanding at end of period	124,381	133,811	138,769	144,017	140,209	607	607	607	607
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.87	$20.49	$18.63	$13.93	$13.94
Value at end of period	$23.81	$19.87	$20.49	$18.63	$13.93
Number of accumulation units outstanding at end of period	570	6,586	10,425	11,792	1,232
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.73	$23.45	$23.26	$24.70	$20.76	$25.42	$21.15	$12.34	$21.90
Value at end of period	$22.26	$19.73	$23.45	$23.26	$24.70	$20.76	$25.42	$21.15	$12.34
Number of accumulation units outstanding at end of period	0	80	80	80	80	69	56	42	24
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$34.31	$35.42	$30.84	$23.47	$19.57	$19.24	$15.66	$12.48	$17.26
Value at end of period	$39.31	$34.31	$35.42	$30.84	$23.47	$19.57	$19.24	$15.66	$12.48
Number of accumulation units outstanding at end of period	14,220	13,927	8,955	9,649	7,427	159	150	141	130

CFI 26

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.45	$20.62	$20.17	$15.89	$13.07	$14.24	$12.28	$8.81	$13.03
Value at end of period	$21.48	$21.45	$20.62	$20.17	$15.89	$13.07	$14.24	$12.28	$8.81
Number of accumulation units outstanding at end of period	137,257	148,783	152,883	169,607	172,634	423	421	419	503
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.52	$20.49	$21.01
Value at end of period	$22.29	$19.52	$20.49
Number of accumulation units outstanding at end of period	6,455	5,012	3,786
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$24.43	$23.24	$20.74	$16.99	$14.85	$14.45	$12.69	$9.53	$12.61
Value at end of period	$26.37	$24.43	$23.24	$20.74	$16.99	$14.85	$14.45	$12.69	$9.53
Number of accumulation units outstanding at end of period	524,983	444,957	394,175	323,985	275,397	83	83	83	83
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$25.32	$24.85	$22.24	$16.47	$14.20	$14.76	$11.50	$7.86	$12.33
Value at end of period	$27.18	$25.32	$24.85	$22.24	$16.47	$14.20	$14.76	$11.50	$7.86
Number of accumulation units outstanding at end of period	56,577	57,862	54,905	56,748	55,835	442	419	392	580
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$26.31	$28.29	$26.35	$20.33	$20.02
Value at end of period	$31.22	$26.31	$28.29	$26.35	$20.33
Number of accumulation units outstanding at end of period	19,063	22,110	21,957	25,492	21,172
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$33.28	$30.06	$27.69	$19.90	$16.75	$16.95	$14.52	$10.17	$15.50
Value at end of period	$33.75	$33.28	$30.06	$27.69	$19.90	$16.75	$16.95	$14.52	$10.17
Number of accumulation units outstanding at end of period	246,644	260,415	261,639	257,213	245,079	168	165	162	205
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.09	$17.27	$17.48	$15.31	$12.90	$14.73	$12.96	$9.43	$16.06
Value at end of period	$17.40	$17.09	$17.27	$17.48	$15.31	$12.90	$14.73	$12.96	$9.43
Number of accumulation units outstanding at end of period	0	35	35	35	35	30	22	14	6
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.29	$10.66	$11.42	$9.50	$8.00	$9.10	$8.37	$6.34	$10.21
Value at end of period	$10.47	$10.29	$10.66	$11.42	$9.50	$8.00	$9.10	$8.37	$6.34
Number of accumulation units outstanding at end of period	15,219	19,656	14,217	10,653	8,414	287	259	228	482
WANGER INTERNATIONAL
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.96	$12.96	$13.57	$11.10	$9.14	$10.72	$8.59	$5.74	$9.68
Value at end of period	$12.76	$12.96	$12.96	$13.57	$11.10	$9.14	$10.72	$8.59	$5.74
Number of accumulation units outstanding at end of period	18,685	6,063	20,137	10,678	11,140	95	95	95	95
WANGER SELECT
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.92	$23.88	$23.18	$17.24	$14.57	$17.71	$14.01	$8.44	$14.64
Value at end of period	$27.08	$23.92	$23.88	$23.18	$17.24	$14.57	$17.71	$14.01	$8.44
Number of accumulation units outstanding at end of period	94,503	106,402	112,788	115,678	121,183	22	20	16	12

CFI 27

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
WANGER USA
(Funds were first received in this option during January 2008)
Value at beginning of period	$24.91	$25.09	$23.96	$17.93	$14.96	$15.52	$12.59	$8.86	$13.14
Value at end of period	$28.29	$24.91	$25.09	$23.96	$17.93	$14.96	$15.52	$12.59	$8.86
Number of accumulation units outstanding at end of period	40,529	50,655	52,044	53,568	52,295	44	41	37	24
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$21.69	$21.76	$19.59	$14.88	$13.24	$12.39	$10.94	$6.45	$8.42
Value at end of period	$24.56	$21.69	$21.76	$19.59	$14.88	$13.24	$12.39	$10.94	$6.45
Number of accumulation units outstanding at end of period	119,499	107,204	105,219	100,058	111,096	0	0	0	22,900
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2008)
Value at beginning of period	$39.80	$41.74	$38.91	$28.21	$24.89	$25.47	$20.79	$16.03	$21.81
Value at end of period	$51.24	$39.80	$41.74	$38.91	$28.21	$24.89	$25.47	$20.79	$16.03
Number of accumulation units outstanding at end of period	33,728	39,085	43,456	44,890	46,010	27	24	19	14

TABLE 4

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.15% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.39	$12.68	$12.37	$12.83
Value at end of period	$12.96	$12.39	$12.68	$12.37
Number of accumulation units outstanding at end of period	0	0	0	4,316
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.85	$12.34	$12.48	$10.94
Value at end of period	$10.69	$11.85	$12.34	$12.48
Number of accumulation units outstanding at end of period	0	0	0	2,445
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2013)
Value at beginning of period	$18.11	$20.23	$18.47	$18.47
Value at end of period	$22.43	$18.11	$20.23	$18.47
Number of accumulation units outstanding at end of period	159	298	298	127
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.76	$16.65	$14.89	$12.84
Value at end of period	$17.94	$15.76	$16.65	$14.89
Number of accumulation units outstanding at end of period	0	0	0	18,238
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.50	$21.71	$22.34	$19.51
Value at end of period	$21.62	$21.50	$21.71	$22.34
Number of accumulation units outstanding at end of period	0	0	0	24,714

CFI 28

	Condensed Financial Information (continued)

	2016	2015	2014	2013

FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$36.19	$36.00	$32.21	$27.79
Value at end of period	$39.03	$36.19	$36.00	$32.21
Number of accumulation units outstanding at end of period	0	0	0	19,678
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.22	$14.24	$14.26	$14.27
Value at end of period	$14.23	$14.22	$14.24	$14.26
Number of accumulation units outstanding at end of period	0	0	0	2,332
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.60	$9.70	$10.33	$9.14
Value at end of period	$9.67	$9.60	$9.70	$10.33
Number of accumulation units outstanding at end of period	0	0	0	21,063
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$29.64	$29.53	$27.17	$23.60
Value at end of period	$31.75	$29.64	$29.53	$27.17
Number of accumulation units outstanding at end of period	109	205	205	9,786
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.54	$16.22	$14.39	$12.60
Value at end of period	$18.32	$16.54	$16.22	$14.39
Number of accumulation units outstanding at end of period	0	0	0	29,107
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.46	$17.99	$15.99	$13.94
Value at end of period	$19.77	$17.46	$17.99	$15.99
Number of accumulation units outstanding at end of period	0	0	0	9,648
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.17	$18.02	$17.20	$14.52
Value at end of period	$20.77	$17.17	$18.02	$17.20
Number of accumulation units outstanding at end of period	0	0	0	13,787
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.69	$19.90	$18.87	$15.91
Value at end of period	$22.29	$19.69	$19.90	$18.87
Number of accumulation units outstanding at end of period	0	0	0	4,868
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.56	$18.06	$13.92	$14.55
Value at end of period	$19.32	$18.56	$18.06	$13.92
Number of accumulation units outstanding at end of period	407	766	765	1,735
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$19.62	$23.33	$23.16	$23.16
Value at end of period	$22.13	$19.62	$23.33	$23.16
Number of accumulation units outstanding at end of period	132	247	247	101

CFI 29

Condensed Financial Information (continued)

	2016	2015	2014	2013

VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$24.67	$25.65	$23.71	$23.71
Value at end of period	$29.95	$24.67	$25.65	$23.71
Number of accumulation units outstanding at end of period	125	236	236	99
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.43	$20.40	$20.36	$19.39
Value at end of period	$22.17	$19.43	$20.40	$20.36
Number of accumulation units outstanding at end of period	144	271	271	3,258
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$24.30	$23.12	$20.65	$20.65
Value at end of period	$26.21	$24.30	$23.12	$20.65
Number of accumulation units outstanding at end of period	142	267	267	114
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.25	$10.62	$11.39	$10.08
Value at end of period	$10.42	$10.25	$10.62	$11.39
Number of accumulation units outstanding at end of period	0	0	0	561

TABLE 5

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2010)
Value at beginning of period	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25	$13.42
Value at end of period	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25
Number of accumulation units outstanding at end of period	361	344	331	313	297	15	6
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33	$10.92
Value at end of period	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33
Number of accumulation units outstanding at end of period	1,484	1,192	1,313	593	6,582	9,470	1,690
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2011)
Value at beginning of period	$29.32	$30.65	$27.69	$19.19	$15.99	$19.62
Value at end of period	$33.80	$29.32	$30.65	$27.69	$19.19	$15.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	96
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.75	$12.25	$12.40	$9.93	$7.94	$8.58	$8.13	$5.64
Value at end of period	$10.59	$11.75	$12.25	$12.40	$9.93	$7.94	$8.58	$8.13
Number of accumulation units outstanding at end of period	0	0	35	53	473	316	1,949	145

CFI 30

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.01	$20.14	$18.40	$12.77	$10.99	$11.91
Value at end of period	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99
Number of accumulation units outstanding at end of period	26	26	26	24	18	2,700
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.65	$20.14	$18.42	$15.65	$14.20	$13.61	$12.17	$9.74	$14.22	$13.87
Value at end of period	$21.14	$19.65	$20.14	$18.42	$15.65	$14.20	$13.61	$12.17	$9.74	$14.22
Number of accumulation units outstanding at end of period	318	316	404	415	2,991	7,853	3,078	42	100	95
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.10	$14.46	$12.97	$9.94	$8.66	$9.15	$7.22
Value at end of period	$16.14	$14.10	$14.46	$12.97	$9.94	$8.66	$9.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	47,730
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during August 2007)
Value at beginning of period	$21.25	$21.48	$22.13	$18.46	$15.52	$18.01	$16.51	$11.89	$20.06	$18.20
Value at end of period	$21.35	$21.25	$21.48	$22.13	$18.46	$15.52	$18.01	$16.51	$11.89	$20.06
Number of accumulation units outstanding at end of period	6,657	6,437	4,462	1,557	1,195	2,703	202,204	453	259	73,974
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.56	$35.41	$31.71	$24.21	$20.85	$21.45	$18.34	$13.55	$23.63	$20.14
Value at end of period	$38.31	$35.56	$35.41	$31.71	$24.21	$20.85	$21.45	$18.34	$13.55	$23.63
Number of accumulation units outstanding at end of period	67,557	72,744	77,557	96,589	238,720	238,424	458,761	18,750	20,555	106,326
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.27	$23.25	$21.44	$16.77	$14.33	$14.23	$12.39	$9.54	$16.68	$16.47
Value at end of period	$26.22	$22.27	$23.25	$21.44	$16.77	$14.33	$14.23	$12.39	$9.54	$16.68
Number of accumulation units outstanding at end of period	15,726	17,154	19,258	21,819	89,416	93,694	132,701	11,560	11,805	12,643
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.50	$23.85	$21.49	$15.80	$13.81	$13.82	$11.16	$8.72	$16.54	$13.06
Value at end of period	$25.64	$25.50	$23.85	$21.49	$15.80	$13.81	$13.82	$11.16	$8.72	$16.54
Number of accumulation units outstanding at end of period	27,191	31,718	38,383	53,249	156,769	155,677	161,664	7,718	8,552	8,303
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.64	$17.07	$18.62	$14.31	$11.88	$14.38	$12.74	$10.10	$18.01	$15.39
Value at end of period	$16.71	$17.64	$17.07	$18.62	$14.31	$11.88	$14.38	$12.74	$10.10	$18.01
Number of accumulation units outstanding at end of period	13,481	14,346	15,806	19,503	35,531	32,505	8,381	1,554	3,419	3,637
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2007)
Value at beginning of period	$29.51	$31.94	$31.84	$23.43	$19.84	$20.67	$16.16	$12.54	$18.77	$19.75
Value at end of period	$38.32	$29.51	$31.94	$31.84	$23.43	$19.84	$20.67	$16.16	$12.54	$18.77
Number of accumulation units outstanding at end of period	22,654	25,497	28,592	38,388	86,728	83,559	98,563	46	26	19,397
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28	$7.52
Value at end of period	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	26,633
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$57.35	$54.75	$50.61	$36.21	$37.20
Value at end of period	$58.50	$57.35	$54.75	$50.61	$36.21
Number of accumulation units outstanding at end of period	493	493	1,087	1,766	5,110

CFI 31

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.73	$17.80	$16.50	$12.80	$11.27	$11.30	$10.34	$8.08	$11.60	$10.75
Value at end of period	$18.40	$16.73	$17.80	$16.50	$12.80	$11.27	$11.30	$10.34	$8.08	$11.60
Number of accumulation units outstanding at end of period	1,818	1,877	2,067	4,041	20,343	18,670	8,437	60	60	60
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$22.88	$23.84	$21.43	$16.49	$14.43	$15.07	$12.04	$9.54	$15.77	$15.71
Value at end of period	$26.57	$22.88	$23.84	$21.43	$16.49	$14.43	$15.07	$12.04	$9.54	$15.77
Number of accumulation units outstanding at end of period	15,448	16,874	20,098	28,984	128,754	128,102	120,327	16	55	55
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.92	$18.06	$16.42	$11.93	$10.80	$11.27
Value at end of period	$19.64	$17.92	$18.06	$16.42	$11.93	$10.80
Number of accumulation units outstanding at end of period	90	78	69	27	18	309
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.36	$24.14	$23.46	$18.55	$15.40	$16.71	$14.86	$10.84	$17.48	$17.71
Value at end of period	$25.76	$25.36	$24.14	$23.46	$18.55	$15.40	$16.71	$14.86	$10.84	$17.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,063	152,419	1,109	1,003	692
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$72.89	$85.02	$89.54	$82.84	$68.72	$84.12	$66.41	$36.63	$70.67	$69.81
Value at end of period	$77.71	$72.89	$85.02	$89.54	$82.84	$68.72	$84.12	$66.41	$36.63	$70.67
Number of accumulation units outstanding at end of period	574	678	920	903	765	1,095	34,387	923	642	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.59	$25.13	$22.51	$16.00	$13.60	$13.94	$11.32	$8.27	$13.34	$12.89
Value at end of period	$27.78	$23.59	$25.13	$22.51	$16.00	$13.60	$13.94	$11.32	$8.27	$13.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	308	2,689	610	289	25
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.61	$17.75	$16.47	$14.20	$12.79	$13.06	$10.89
Value at end of period	$18.59	$17.61	$17.75	$16.47	$14.20	$12.79	$13.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	9,263
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.80	$16.28	$15.83	$17.49	$16.12	$14.47	$13.42	$11.37	$12.26	$11.45
Value at end of period	$16.58	$15.80	$16.28	$15.83	$17.49	$16.12	$14.47	$13.42	$11.37	$12.26
Number of accumulation units outstanding at end of period	42	42	42	38	829	817	25,893	878	878	55,776
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.61	$7.83	$8.98	$9.18	$8.22	$10.76	$9.31	$5.34	$12.81	$12.55
Value at end of period	$7.01	$6.61	$7.83	$8.98	$9.18	$8.22	$10.76	$9.31	$5.34	$12.81
Number of accumulation units outstanding at end of period	11	180	180	180	180	18,278	40,120	18,362	18,253	18,219
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.36	$19.16	$19.19	$17.17	$14.83	$15.12	$12.84	$8.02	$12.45	$12.60
Value at end of period	$20.92	$18.36	$19.16	$19.19	$17.17	$14.83	$15.12	$12.84	$8.02	$12.45
Number of accumulation units outstanding at end of period	1,110	1,525	1,823	1,756	1,728	1,683	45,663	1,811	718	641

CFI 32

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40	$5.48	$7.98
Value at end of period	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40	$5.48
Number of accumulation units outstanding at end of period	133	293	340	293	246	3,294	6,334	162	31
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$33.65	$35.23	$34.77	$34.10	$29.52	$30.31	$26.97	$22.75	$21.46	$21.22
Value at end of period	$35.65	$33.65	$35.23	$34.77	$34.10	$29.52	$30.31	$26.97	$22.75	$21.46
Number of accumulation units outstanding at end of period	3,538	3,141	2,766	2,502	2,106	1,930	28,543	3,225	2,584	1,475
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73	$10.55
Value at end of period	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,489
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.19	$23.03	$21.13	$15.83	$13.16	$13.87	$12.38	$9.23	$15.18	$15.79
Value at end of period	$26.17	$24.19	$23.03	$21.13	$15.83	$13.16	$13.87	$12.38	$9.23	$15.18
Number of accumulation units outstanding at end of period	258	663	787	644	541	782	218,149	470	1,011	579
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.88	$21.33	$20.13	$17.29	$15.25	$15.49	$13.61	$11.44	$15.96	$15.15
Value at end of period	$22.45	$20.88	$21.33	$20.13	$17.29	$15.25	$15.49	$13.61	$11.44	$15.96
Number of accumulation units outstanding at end of period	56,709	56,677	64,118	87,159	125,251	127,231	129,977	39,380	43,294	48,556
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.43	$15.12	$15.09	$15.76	$14.64	$14.15	$12.11	$9.98	$11.85	$10.92
Value at end of period	$15.30	$14.43	$15.12	$15.09	$15.76	$14.64	$14.15	$12.11	$9.98	$11.85
Number of accumulation units outstanding at end of period	12,075	12,769	20,728	26,666	126,185	150,574	80,815	4,910	4,260	3,783
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.43	$10.04
Value at end of period	$9.97	$9.43
Number of accumulation units outstanding at end of period	29,492	35,696
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.88	$17.64	$16.86	$17.22	$16.78	$15.66	$15.53
Value at end of period	$18.13	$17.88	$17.64	$16.86	$17.22	$16.78	$15.66
Number of accumulation units outstanding at end of period	1,469	296	1,713	2,626	1,934	811	301
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.97	$14.01	$14.04	$14.07	$14.10	$14.14	$14.14	$14.13	$13.79	$13.15
Value at end of period	$13.96	$13.97	$14.01	$14.04	$14.07	$14.10	$14.14	$14.14	$14.13	$13.79
Number of accumulation units outstanding at end of period	40,218	54,424	61,512	85,264	294,949	284,731	96,671	1,351	5,139	4,291
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.24	$17.54	$15.88	$12.18	$10.55	$10.61	$9.32	$7.17	$11.52	$10.76
Value at end of period	$18.88	$17.24	$17.54	$15.88	$12.18	$10.55	$10.61	$9.32	$7.17	$11.52
Number of accumulation units outstanding at end of period	115,615	122,188	140,731	173,367	269,718	272,902	310,416	125,289	138,850	159,937
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.01	$19.45	$19.28	$18.30	$16.09	$15.44	$13.55	$9.09	$11.77	$11.80
Value at end of period	$21.74	$19.01	$19.45	$19.28	$18.30	$16.09	$15.44	$13.55	$9.09	$11.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	995

CFI 33

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.54	$22.41	$19.73	$14.88	$13.03	$13.08	$11.50	$9.36	$14.94	$14.26
Value at end of period	$24.79	$22.54	$22.41	$19.73	$14.88	$13.03	$13.08	$11.50	$9.36	$14.94
Number of accumulation units outstanding at end of period	17,697	21,915	25,391	31,862	99,583	98,686	46,527	16,104	16,232	16,811
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.34	$44.24	$40.48	$30.16	$25.69	$26.05	$21.42	$16.30	$26.18	$24.88
Value at end of period	$51.07	$43.34	$44.24	$40.48	$30.16	$25.69	$26.05	$21.42	$16.30	$26.18
Number of accumulation units outstanding at end of period	25,129	25,868	27,353	34,697	88,735	86,553	149,806	4,981	5,005	26,753
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.22	$31.30	$29.76	$20.91	$18.65	$18.84	$15.37	$12.34	$18.63	$19.92
Value at end of period	$38.38	$30.22	$31.30	$29.76	$20.91	$18.65	$18.84	$15.37	$12.34	$18.63
Number of accumulation units outstanding at end of period	4,491	3,967	4,731	6,638	21,058	22,072	93,201	3,055	2,428	12,579
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.42	$16.78	$15.82	$12.78	$11.05	$11.70
Value at end of period	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05
Number of accumulation units outstanding at end of period	27	27	27	25	17	9
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.22	$23.14	$21.75	$21.83	$20.01	$18.65	$17.02	$15.29	$16.75	$15.84
Value at end of period	$24.17	$23.22	$23.14	$21.75	$21.83	$20.01	$18.65	$17.02	$15.29	$16.75
Number of accumulation units outstanding at end of period	16,674	17,714	18,809	25,080	101,996	90,151	139,371	13,448	31,797	62,115
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60	$6.96
Value at end of period	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	4,073	5,570	5,769	7,991	19,122	21,403	9,245	2,282
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.27	$18.16	$16.03	$12.27	$10.41	$10.33
Value at end of period	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	18,859	20,438	28,771	13,229	39,568	30,626
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.95	$14.64	$13.33	$10.21	$8.92	$8.64	$7.26	$6.46	$9.27	$9.98
Value at end of period	$15.85	$13.95	$14.64	$13.33	$10.21	$8.92	$8.64	$7.26	$6.46	$9.27
Number of accumulation units outstanding at end of period	92,521	100,964	104,535	140,431	336,551	344,568	364,387	5,911	6,475	6,663
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$29.22	$29.14	$26.84	$20.39	$17.90	$18.04	$13.72
Value at end of period	$31.26	$29.22	$29.14	$26.84	$20.39	$17.90	$18.04
Number of accumulation units outstanding at end of period	10,548	14,062	15,532	21,264	31,648	29,105	14,880
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.82	$16.92	$14.71	$11.29	$10.24	$10.73	$9.26	$7.46	$11.42	$11.36
Value at end of period	$18.25	$16.82	$16.92	$14.71	$11.29	$10.24	$10.73	$9.26	$7.46	$11.42
Number of accumulation units outstanding at end of period	5,012	5,115	6,843	6,726	12,634	11,305	3,534	422	359	16,135
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20	$11.40
Value at end of period	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,486

CFI 34

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23	$6.97
Value at end of period	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,413	796
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.41	$19.63	$18.63	$13.43	$11.69	$11.62	$8.80	$6.74	$10.31	$10.84
Value at end of period	$21.95	$19.41	$19.63	$18.63	$13.43	$11.69	$11.62	$8.80	$6.74	$10.31
Number of accumulation units outstanding at end of period	42,803	49,883	54,322	70,513	314,376	324,939	35,169	584	611	582
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$37.45	$37.84	$35.61	$25.91	$22.68	$23.32	$18.80	$14.77	$21.48	$20.33
Value at end of period	$46.51	$37.45	$37.84	$35.61	$25.91	$22.68	$23.32	$18.80	$14.77	$21.48
Number of accumulation units outstanding at end of period	13,933	16,062	17,045	20,639	54,120	55,124	88,279	3,545	4,167	4,638
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.11	$16.16	$15.35	$13.23	$11.69	$12.09	$10.65	$8.49	$12.87	$12.59
Value at end of period	$17.01	$16.11	$16.16	$15.35	$13.23	$11.69	$12.09	$10.65	$8.49	$12.87
Number of accumulation units outstanding at end of period	31,427	33,375	33,784	40,721	57,966	50,074	138,473	4,187	3,925	253,906
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.81	$16.93	$16.06	$13.38	$11.65	$12.25	$10.72	$8.37	$13.32	$12.96
Value at end of period	$17.81	$16.81	$16.93	$16.06	$13.38	$11.65	$12.25	$10.72	$8.37	$13.32
Number of accumulation units outstanding at end of period	26,020	28,596	36,002	49,183	89,230	68,010	153,460	1,379	853	232,729
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.21	$17.42	$16.46	$13.37	$11.61	$12.27	$10.68	$8.25	$13.75	$13.31
Value at end of period	$18.27	$17.21	$17.42	$16.46	$13.37	$11.61	$12.27	$10.68	$8.25	$13.75
Number of accumulation units outstanding at end of period	41,208	47,216	53,716	59,086	68,053	45,607	207,136	0	0	83,862
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60	$10.75
Value at end of period	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	26,732	10,134	7,254	5,864	297	66	2,762
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.26	$15.29	$14.49	$13.58	$12.40	$12.39	$11.33	$9.69	$11.66	$11.37
Value at end of period	$15.91	$15.26	$15.29	$14.49	$13.58	$12.40	$12.39	$11.33	$9.69	$11.66
Number of accumulation units outstanding at end of period	8,207	20,027	588	614	2,150	2,947	88,986	0	0	35,163
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.20	$20.29	$19.08	$17.06	$15.23	$15.00	$13.54	$11.51	$15.10	$14.31
Value at end of period	$21.29	$20.20	$20.29	$19.08	$17.06	$15.23	$15.00	$13.54	$11.51	$15.10
Number of accumulation units outstanding at end of period	3,110	3,539	4,850	7,248	21,175	20,935	2,171	524	1,190	1,174
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$18.13	$18.40	$17.31	$14.18	$12.36	$12.76	$11.32	$9.06	$14.20	$13.55
Value at end of period	$19.34	$18.13	$18.40	$17.31	$14.18	$12.36	$12.76	$11.32	$9.06	$14.20
Number of accumulation units outstanding at end of period	2,273	2,352	2,843	2,384	3,655	4,651	3,363	1,364	1,423	1,618
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.77	$18.92	$17.78	$15.29	$13.49	$13.60	$12.17	$10.02	$14.44	$13.73
Value at end of period	$19.96	$18.77	$18.92	$17.78	$15.29	$13.49	$13.60	$12.17	$10.02	$14.44
Number of accumulation units outstanding at end of period	1,180	1,209	1,142	1,170	14,658	13,765	11,931	6,623	6,618	6,623

CFI 35

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$22.18	$21.99	$19.45	$14.77	$12.79	$12.59	$11.00	$8.74	$13.93	$13.79
Value at end of period	$24.71	$22.18	$21.99	$19.45	$14.77	$12.79	$12.59	$11.00	$8.74	$13.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	58,802
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$31.14	$31.77	$28.32	$21.61	$18.62	$19.28	$15.84	$11.70	$15.97	$17.44
Value at end of period	$38.54	$31.14	$31.77	$28.32	$21.61	$18.62	$19.28	$15.84	$11.70	$15.97
Number of accumulation units outstanding at end of period	1,198	1,027	1,130	1,046	818	1,561	2,924	685	815	635
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$32.09	$33.88	$32.55	$23.50	$19.69	$19.31	$15.30	$11.35	$19.36	$20.28
Value at end of period	$33.72	$32.09	$33.88	$32.55	$23.50	$19.69	$19.31	$15.30	$11.35	$19.36
Number of accumulation units outstanding at end of period	2,027	1,867	1,714	2,069	2,091	3,231	28,664	1,926	1,616	2,113
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72	$9.75
Value at end of period	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	180	144	108	75	40	1	84,966	388	356
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.38	$17.90	$13.82	$13.57	$11.78	$10.78	$8.45	$6.23	$10.16	$12.16
Value at end of period	$19.11	$18.38	$17.90	$13.82	$13.57	$11.78	$10.78	$8.45	$6.23	$10.16
Number of accumulation units outstanding at end of period	2,270	2,692	2,959	1,589	1,994	1,518	71	309	309	297
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$32.88	$32.01	$28.44	$21.16	$18.90	$19.87	$17.78	$13.54	$22.34	$23.12
Value at end of period	$35.55	$32.88	$32.01	$28.44	$21.16	$18.90	$19.87	$17.78	$13.54	$22.34
Number of accumulation units outstanding at end of period	0	0	0	136	136	136	5,907	767	602	261
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.55	$17.10	$16.43	$11.77	$10.33	$10.64	$8.51	$6.84	$10.41	$11.12
Value at end of period	$20.42	$16.55	$17.10	$16.43	$11.77	$10.33	$10.64	$8.51	$6.84	$10.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	287
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.42	$23.87	$22.57	$16.63	$14.55	$16.38	$12.79	$9.21	$15.18	$15.91
Value at end of period	$26.11	$23.42	$23.87	$22.57	$16.63	$14.55	$16.38	$12.79	$9.21	$15.18
Number of accumulation units outstanding at end of period	494	445	406	519	717	616	14,269	152	91	41
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$21.72	$23.16	$21.27	$15.80	$13.35	$13.67	$11.90	$9.28	$14.65	$15.83
Value at end of period	$25.52	$21.72	$23.16	$21.27	$15.80	$13.35	$13.67	$11.90	$9.28	$14.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,182	0	0	279
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.91	$20.38	$18.75	$14.56	$13.37	$13.55	$12.09	$9.88	$12.52	$12.12
Value at end of period	$22.89	$19.91	$20.38	$18.75	$14.56	$13.37	$13.55	$12.09	$9.88	$12.52
Number of accumulation units outstanding at end of period	229,777	252,085	287,391	347,145	885,952	855,441	159,124	13,635	12,532	14,448

CFI 36

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.56	$20.20	$18.39	$13.77	$12.05	$12.35	$11.00	$8.90	$13.16	$13.80
Value at end of period	$23.40	$19.56	$20.20	$18.39	$13.77	$12.05	$12.35	$11.00	$8.90	$13.16
Number of accumulation units outstanding at end of period	755	539	453	431	414	591	3,262	350	321	199
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.41	$23.11	$22.96	$24.42	$20.55	$25.21	$21.01	$12.28	$25.25	$24.31
Value at end of period	$21.87	$19.41	$23.11	$22.96	$24.42	$20.55	$25.21	$21.01	$12.28	$25.25
Number of accumulation units outstanding at end of period	458	458	458	458	547	1,156	163	163	75	630
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$33.62	$34.76	$30.30	$23.09	$19.29	$18.99	$15.48	$12.35	$18.50	$19.42
Value at end of period	$38.46	$33.62	$34.76	$30.30	$23.09	$19.29	$18.99	$15.48	$12.35	$18.50
Number of accumulation units outstanding at end of period	1,338	1,554	1,397	1,225	657	0	5,736	1,870	2,484	2,532
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$21.91	$20.32	$20.67	$15.70	$13.43	$14.65	$12.66	$9.09	$14.70	$13.83
Value at end of period	$21.91	$21.91	$20.32	$20.67	$15.70	$13.43	$14.65	$12.66	$9.09	$14.70
Number of accumulation units outstanding at end of period	53,839	59,967	81,590	112,764	375,352	381,617	211,304	18,565	22,623	68,286
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.24	$20.23	$20.21	$18.03	$15.56	$15.71	$13.23	$7.94	$11.27	$11.40
Value at end of period	$21.94	$19.24	$20.23	$20.21	$18.03	$15.56	$15.71	$13.23	$7.94	$11.27
Number of accumulation units outstanding at end of period	1,525	928	1,312	1,786	1,260	930	965	788	268	2
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.04	$22.90	$20.47	$16.79	$14.71	$14.33	$12.60	$9.48	$13.11	$13.44
Value at end of period	$25.91	$24.04	$22.90	$20.47	$16.79	$14.71	$14.33	$12.60	$9.48	$13.11
Number of accumulation units outstanding at end of period	16,514	14,407	10,540	7,820	7,575	7,243	211,022	8,508	8,135	7,421
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.64	$25.19	$21.95	$16.75	$14.46	$15.05	$11.74	$7.81	$14.18	$12.54
Value at end of period	$27.47	$25.64	$25.19	$21.95	$16.75	$14.46	$15.05	$11.74	$7.81	$14.18
Number of accumulation units outstanding at end of period	7,758	9,290	32,271	39,017	67,934	66,180	84,000	26,332	28,558	28,848
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$25.82	$27.80	$25.94	$20.04	$17.14	$17.34	$15.12	$12.13	$18.91	$18.96
Value at end of period	$30.59	$25.82	$27.80	$25.94	$20.04	$17.14	$17.34	$15.12	$12.13	$18.91
Number of accumulation units outstanding at end of period	0	0	114	104	93	821	23,085	47	1	46,886
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$32.41	$29.32	$27.05	$19.47	$16.42	$16.63	$14.27	$10.01	$17.36	$15.83
Value at end of period	$32.82	$32.41	$29.32	$27.05	$19.47	$16.42	$16.63	$14.27	$10.01	$17.36
Number of accumulation units outstanding at end of period	8,476	8,549	10,514	12,319	58,142	45,946	203,597	2,350	3,113	3,794
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.17	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33	$10.21
Value at end of period	$10.33	$10.17	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	10,100	10,719	11,045	12,563	21,810	24,026	12,754	5,403	6,036
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.79	$12.81	$13.43	$11.01	$9.08	$10.66	$8.55	$5.72	$10.55	$10.94
Value at end of period	$12.58	$12.79	$12.81	$13.43	$11.01	$9.08	$10.66	$8.55	$5.72	$10.55
Number of accumulation units outstanding at end of period	2,601	2,812	2,558	2,401	2,271	5,513	6,894	474	275	8

CFI 37

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WANGER SELECT
(Funds were first received in this option during August 2007)
Value at beginning of period	$23.50	$23.50	$22.84	$17.02	$14.40	$17.54	$13.89	$8.38	$16.49	$16.44
Value at end of period	$26.57	$23.50	$23.50	$22.84	$17.02	$14.40	$17.54	$13.89	$8.38	$16.49
Number of accumulation units outstanding at end of period	810	657	639	468	274	303	120,047	1,265	841	41,726
WANGER USA
(Funds were first received in this option during August 2007)
Value at beginning of period	$24.48	$24.69	$23.62	$17.70	$14.79	$15.36	$12.48	$8.80	$14.63	$14.64
Value at end of period	$27.76	$24.48	$24.69	$23.62	$17.70	$14.79	$15.36	$12.48	$8.80	$14.63
Number of accumulation units outstanding at end of period	509	853	786	778	1,064	1,028	50,005	450	396	25,430
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.31	$21.41	$19.31	$14.68	$13.09	$12.26	$10.85	$9.14	$13.71	$14.65
Value at end of period	$24.10	$21.31	$21.41	$19.31	$14.68	$13.09	$12.26	$10.85	$9.14	$13.71
Number of accumulation units outstanding at end of period	65	57	794	771	814	839	120,051	226	184	117
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$38.89	$40.84	$38.14	$27.69	$24.47	$25.07	$20.11
Value at end of period	$50.00	$38.89	$40.84	$38.14	$27.69	$24.47	$25.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	45,589

TABLE 6

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2010)
Value at beginning of period	$22.09	$21.63	$20.70	$15.41	$13.45	$14.24	$12.46
Value at end of period	$22.47	$22.09	$21.63	$20.70	$15.41	$13.45	$14.24
Number of accumulation units outstanding at end of period	268	249	230	407	185	161	19
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.82	$16.94	$14.90	$12.17	$10.97	$11.22	$9.70	$7.90
Value at end of period	$18.05	$16.82	$16.94	$14.90	$12.17	$10.97	$11.22	$9.70
Number of accumulation units outstanding at end of period	11,806	11,711	17,922	24,314	28,567	19,813	19,116	9,708
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.93	$17.48	$16.07	$12.42	$11.37	$11.18	$10.00	$8.19
Value at end of period	$18.46	$16.93	$17.48	$16.07	$12.42	$11.37	$11.18	$10.00
Number of accumulation units outstanding at end of period	13,705	16,228	25,720	35,420	31,039	25,060	21,015	11,231
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.27	$12.58	$12.29	$13.56	$12.75	$11.32	$10.76	$10.20
Value at end of period	$12.81	$12.27	$12.58	$12.29	$13.56	$12.75	$11.32	$10.76
Number of accumulation units outstanding at end of period	2,979	3,400	2,308	2,353	3,620	2,392	4,053	4,657

CFI 38

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2013)
Value at beginning of period	$29.11	$30.44	$27.52	$18.93
Value at end of period	$33.54	$29.11	$30.44	$27.52
Number of accumulation units outstanding at end of period	1,056	1,500	3,141	4,615
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.70	$12.20	$12.36	$9.90	$7.92	$8.57	$8.11	$5.82	$8.64
Value at end of period	$10.54	$11.70	$12.20	$12.36	$9.90	$7.92	$8.57	$8.11	$5.82
Number of accumulation units outstanding at end of period	11,669	20,311	12,157	7,358	2,721	2,546	1,233	7,775	7,259
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$17.96	$20.09	$18.37	$12.75	$10.98	$11.79	$10.63
Value at end of period	$22.21	$17.96	$20.09	$18.37	$12.75	$10.98	$11.79
Number of accumulation units outstanding at end of period	6,450	11,364	11,272	10,959	7,028	6,840	4,984
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$9.19	$9.07
Value at end of period	$10.57	$9.19
Number of accumulation units outstanding at end of period	915	402
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.12	$10.61
Value at end of period	$9.48	$10.12
Number of accumulation units outstanding at end of period	4,313	6,102
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$23.25	$25.05	$23.61	$17.77	$15.74	$15.88	$12.39
Value at end of period	$28.35	$23.25	$25.05	$23.61	$17.77	$15.74	$15.88
Number of accumulation units outstanding at end of period	773	883	877	2,609	2,480	3,972	4,253
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.48	$19.98	$18.28	$15.54	$14.10	$13.53	$12.10	$9.69	$14.15	$14.57
Value at end of period	$20.95	$19.48	$19.98	$18.28	$15.54	$14.10	$13.53	$12.10	$9.69	$14.15
Number of accumulation units outstanding at end of period	2,220	7,663	7,770	5,608	5,656	4,749	6,428	8,552	7,776	3,060
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.33	$14.64	$11.28	$10.98	$9.51	$9.84
Value at end of period	$16.14	$15.33	$14.64	$11.28	$10.98	$9.51
Number of accumulation units outstanding at end of period	5,623	4,809	2,086	575	11,435	12,148
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.04	$14.41	$12.93	$9.91	$8.65	$9.14	$7.88	$6.21	$8.64
Value at end of period	$16.07	$14.04	$14.41	$12.93	$9.91	$8.65	$9.14	$7.88	$6.21
Number of accumulation units outstanding at end of period	700	2,801	8,892	3,024	4,235	6,732	4,647	32,562	154
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.59	$16.49	$14.76	$10.96	$9.43	$9.89	$8.07	$6.12	$9.06
Value at end of period	$17.71	$15.59	$16.49	$14.76	$10.96	$9.43	$9.89	$8.07	$6.12
Number of accumulation units outstanding at end of period	2,306	2,409	2,337	2,111	1,525	1,303	1,470	1,131	650

CFI 39

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.87	$13.22
Value at end of period	$15.50	$11.87
Number of accumulation units outstanding at end of period	187	173
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$21.13	$21.37	$22.02	$18.38	$15.46	$17.95	$16.46	$11.86	$20.02	$16.89
Value at end of period	$21.21	$21.13	$21.37	$22.02	$18.38	$15.46	$17.95	$16.46	$11.86	$20.02
Number of accumulation units outstanding at end of period	72,357	72,250	70,005	66,676	60,361	50,519	47,859	214,093	197,719	126,355
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.25	$35.12	$31.46	$24.04	$20.71	$21.31	$18.24	$13.48	$23.51	$20.06
Value at end of period	$37.95	$35.25	$35.12	$31.46	$24.04	$20.71	$21.31	$18.24	$13.48	$23.51
Number of accumulation units outstanding at end of period	72,271	87,909	98,206	97,006	98,760	95,945	308,801	737,447	694,989	351,410
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.08	$23.06	$21.27	$16.65	$14.24	$14.14	$12.32	$9.49	$16.60	$18.11
Value at end of period	$25.98	$22.08	$23.06	$21.27	$16.65	$14.24	$14.14	$12.32	$9.49	$16.60
Number of accumulation units outstanding at end of period	36,824	43,597	47,100	46,714	64,898	65,858	153,469	299,834	292,021	137,220
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.28	$23.66	$21.32	$15.68	$13.72	$13.73	$11.09	$8.67	$16.46	$17.01
Value at end of period	$25.40	$25.28	$23.66	$21.32	$15.68	$13.72	$13.73	$11.09	$8.67	$16.46
Number of accumulation units outstanding at end of period	80,674	80,655	92,923	102,025	97,948	95,959	243,469	406,574	409,765	166,932
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.49	$16.93	$18.47	$14.20	$11.80	$14.29	$12.67	$10.04	$17.92	$18.40
Value at end of period	$16.56	$17.49	$16.93	$18.47	$14.20	$11.80	$14.29	$12.67	$10.04	$17.92
Number of accumulation units outstanding at end of period	9,370	8,838	7,408	7,913	10,365	10,351	36,295	53,660	46,047	9,223
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2007)
Value at beginning of period	$29.29	$31.73	$31.64	$23.29	$19.74	$20.57	$16.09	$12.49	$18.71	$20.51
Value at end of period	$38.02	$29.29	$31.73	$31.64	$23.29	$19.74	$20.57	$16.09	$12.49	$18.71
Number of accumulation units outstanding at end of period	15,214	16,399	17,264	18,668	18,308	17,562	84,684	179,700	159,550	90,406
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.52	$15.07	$13.88	$10.59	$9.07	$9.27	$8.16	$6.14	$8.98
Value at end of period	$17.41	$15.52	$15.07	$13.88	$10.59	$9.07	$9.27	$8.16	$6.14
Number of accumulation units outstanding at end of period	35,758	29,164	28,379	20,319	14,117	4,102	3,061	15,264	549
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.23	$19.11	$18.34	$14.24	$12.94	$13.84	$12.34	$11.82
Value at end of period	$20.36	$18.23	$19.11	$18.34	$14.24	$12.94	$13.84	$12.34
Number of accumulation units outstanding at end of period	2,124	1,659	1,204	765	964	703	666	127
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$57.24	$54.67	$50.57	$36.19	$37.20
Value at end of period	$58.36	$57.24	$54.67	$50.57	$36.19
Number of accumulation units outstanding at end of period	2,680	2,199	1,923	1,781	1,619

CFI 40

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.59	$17.66	$16.38	$12.71	$11.19	$11.23	$10.29	$8.04	$11.54	$12.06
Value at end of period	$18.24	$16.59	$17.66	$16.38	$12.71	$11.19	$11.23	$10.29	$8.04	$11.54
Number of accumulation units outstanding at end of period	7,804	7,667	7,692	7,561	11,710	12,509	38,020	48,596	60,385	6,961
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.52	$11.06
Value at end of period	$10.68	$10.52
Number of accumulation units outstanding at end of period	2,266	147
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$36.12	$34.83	$31.05	$23.52	$20.12	$20.47	$16.31	$11.30	$20.38
Value at end of period	$40.47	$36.12	$34.83	$31.05	$23.52	$20.12	$20.47	$16.31	$11.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	318	306
LAZARAD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.26
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	3,296
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$17.68	$18.39	$17.56	$12.99	$11.23	$11.47	$8.95
Value at end of period	$22.24	$17.68	$18.39	$17.56	$12.99	$11.23	$11.47
Number of accumulation units outstanding at end of period	1,040	906	692	488	275	157	157
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$22.72	$23.68	$21.30	$16.39	$14.35	$15.00	$11.99	$9.50	$15.71	$15.67
Value at end of period	$26.36	$22.72	$23.68	$21.30	$16.39	$14.35	$15.00	$11.99	$9.50	$15.71
Number of accumulation units outstanding at end of period	14,962	17,873	18,264	21,582	34,322	31,626	161,207	284,893	295,857	114,200
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.27	$10.31	$9.77	$9.73
Value at end of period	$10.48	$10.27	$10.31	$9.77
Number of accumulation units outstanding at end of period	1,461	3,546	26	26
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.83	$17.98	$16.36	$11.89	$10.77	$11.14	$9.12	$7.01	$11.32
Value at end of period	$19.53	$17.83	$17.98	$16.36	$11.89	$10.77	$11.14	$9.12	$7.01
Number of accumulation units outstanding at end of period	1,549	1,511	1,468	2,374	2,239	2,118	1,278	1,425	1,041
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$25.21	$24.01	$23.34	$18.47	$15.34	$16.65	$14.82	$10.81	$17.45	$15.10
Value at end of period	$25.60	$25.21	$24.01	$23.34	$18.47	$15.34	$16.65	$14.82	$10.81	$17.45
Number of accumulation units outstanding at end of period	59,238	64,326	68,489	62,786	57,207	50,767	50,962	191,754	163,521	101,026
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$72.33	$84.41	$88.94	$82.33	$68.33	$83.68	$66.10	$36.48	$70.40	$52.76
Value at end of period	$77.08	$72.33	$84.41	$88.94	$82.33	$68.33	$83.68	$66.10	$36.48	$70.40
Number of accumulation units outstanding at end of period	9,119	8,694	7,403	7,557	7,434	7,115	7,690	34,513	29,836	21,822
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$23.47	$25.01	$22.41	$15.94	$13.55	$13.90	$11.30	$8.26	$13.33	$13.53
Value at end of period	$27.62	$23.47	$25.01	$22.41	$15.94	$13.55	$13.90	$11.30	$8.26	$13.33
Number of accumulation units outstanding at end of period	6,044	5,054	6,018	5,403	3,238	3,247	3,032	1,911	1,170	87

CFI 41

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$17.48	$17.62	$16.36	$14.11	$12.72	$12.99	$11.65	$9.63	$13.94	$12.77
Value at end of period	$18.44	$17.48	$17.62	$16.36	$14.11	$12.72	$12.99	$11.65	$9.63	$13.94
Number of accumulation units outstanding at end of period	225	1,788	2,340	2,404	2,175	1,909	2,302	7,802	9,208	2,128
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.71	$16.20	$15.76	$17.41	$16.06	$14.42	$13.38	$11.34	$12.24	$11.58
Value at end of period	$16.48	$15.71	$16.20	$15.76	$17.41	$16.06	$14.42	$13.38	$11.34	$12.24
Number of accumulation units outstanding at end of period	9,550	10,253	14,935	15,529	17,612	14,980	14,362	25,400	17,789	1,294
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.58	$7.80	$8.95	$9.16	$8.20	$10.74	$9.29	$5.34	$12.81	$13.42
Value at end of period	$6.98	$6.58	$7.80	$8.95	$9.16	$8.20	$10.74	$9.29	$5.34	$12.81
Number of accumulation units outstanding at end of period	2,343	2,080	16,728	17,011	17,181	17,464	19,487	38,887	28,966	6,877
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.25	$19.06	$19.10	$17.09	$14.77	$15.07	$12.81	$8.00	$12.43	$12.73
Value at end of period	$20.79	$18.25	$19.06	$19.10	$17.09	$14.77	$15.07	$12.81	$8.00	$12.43
Number of accumulation units outstanding at end of period	5,270	5,909	5,214	4,870	4,547	5,674	6,327	44,347	42,787	36,834
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.56	$14.23	$14.02	$10.87	$8.94	$10.46	$8.40	$5.48	$6.39
Value at end of period	$15.36	$14.56	$14.23	$14.02	$10.87	$8.94	$10.46	$8.40	$5.48
Number of accumulation units outstanding at end of period	13,693	16,340	14,617	12,131	12,073	10,062	7,684	2,107	88
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.98	$10.02
Value at end of period	$10.07	$9.98
Number of accumulation units outstanding at end of period	1,105	2,797
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$33.41	$35.00	$34.55	$33.91	$29.37	$30.17	$26.86	$22.66	$21.39	$21.26
Value at end of period	$35.38	$33.41	$35.00	$34.55	$33.91	$29.37	$30.17	$26.86	$22.66	$21.39
Number of accumulation units outstanding at end of period	17,198	22,578	24,883	24,385	29,160	29,492	28,205	56,272	48,185	14,707
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.34	$12.35	$11.74	$12.01	$11.38	$10.72	$10.02	$8.75	$9.68
Value at end of period	$12.64	$12.34	$12.35	$11.74	$12.01	$11.38	$10.72	$10.02	$8.75
Number of accumulation units outstanding at end of period	3,610	5,468	3,067	1,995	3,122	1,738	1,060	2,597	136
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$24.05	$22.90	$21.03	$15.76	$13.11	$13.82	$12.35	$9.21	$15.15	$13.71
Value at end of period	$26.00	$24.05	$22.90	$21.03	$15.76	$13.11	$13.82	$12.35	$9.21	$15.15
Number of accumulation units outstanding at end of period	78,126	81,015	87,235	84,560	74,283	72,655	72,540	263,366	250,525	173,779
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.49	$3.41	$3.73	$7.70	$8.79	$10.36
Value at end of period	$3.63	$2.49	$3.41	$3.73	$7.70	$8.79
Number of accumulation units outstanding at end of period	47,162	74,651	26,207	34,260	15,584	11,643

CFI 42

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.69	$21.15	$19.97	$17.16	$15.15	$15.40	$13.53	$11.38	$15.88	$16.18
Value at end of period	$22.24	$20.69	$21.15	$19.97	$17.16	$15.15	$15.40	$13.53	$11.38	$15.88
Number of accumulation units outstanding at end of period	8,572	10,486	29,536	26,337	26,337	28,128	109,951	206,017	217,775	142,186
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.68	$10.03
Value at end of period	$10.78	$9.68
Number of accumulation units outstanding at end of period	102	19
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.19	$14.87	$14.86	$15.52	$14.59	$14.11	$12.08	$9.96	$11.96	$11.77
Value at end of period	$15.04	$14.19	$14.87	$14.86	$15.52	$14.59	$14.11	$12.08	$9.96	$11.96
Number of accumulation units outstanding at end of period	5,589	16,628	23,325	18,000	17,522	17,157	169,537	245,722	261,593	69,352
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.42	$10.03
Value at end of period	$9.96	$9.42
Number of accumulation units outstanding at end of period	88,581	86,998
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.85	$13.89	$13.93	$13.97	$14.01	$14.05	$14.05	$14.05	$13.73	$13.47
Value at end of period	$13.83	$13.85	$13.89	$13.93	$13.97	$14.01	$14.05	$14.05	$14.05	$13.73
Number of accumulation units outstanding at end of period	89,407	71,299	124,383	204,519	61,427	79,086	393,924	478,360	582,760	21,423
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.09	$17.39	$15.76	$12.10	$10.48	$10.54	$9.26	$7.13	$11.47	$11.94
Value at end of period	$18.71	$17.09	$17.39	$15.76	$12.10	$10.48	$10.54	$9.26	$7.13	$11.47
Number of accumulation units outstanding at end of period	294,040	348,882	385,500	393,434	381,208	376,096	570,427	579,334	589,751	262,708
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.91	$19.36	$19.20	$18.23	$16.03	$15.40	$13.52	$9.08	$11.75	$11.42
Value at end of period	$21.61	$18.91	$19.36	$19.20	$18.23	$16.03	$15.40	$13.52	$9.08	$11.75
Number of accumulation units outstanding at end of period	7,297	4,720	7,357	7,035	7,800	5,383	6,049	6,376	3,073	11
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.34	$22.22	$19.57	$14.77	$12.94	$12.99	$11.44	$9.31	$14.87	$15.59
Value at end of period	$24.56	$22.34	$22.22	$19.57	$14.77	$12.94	$12.99	$11.44	$9.31	$14.87
Number of accumulation units outstanding at end of period	44,842	36,264	32,206	31,913	37,581	38,953	136,641	178,682	188,676	46,123
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$42.96	$43.87	$40.16	$29.94	$25.51	$25.89	$21.30	$16.22	$26.05	$27.78
Value at end of period	$50.60	$42.96	$43.87	$40.16	$29.94	$25.51	$25.89	$21.30	$16.22	$26.05
Number of accumulation units outstanding at end of period	37,073	37,900	38,232	42,851	43,015	43,620	120,366	254,397	247,422	127,979
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.96	$31.05	$29.53	$20.76	$18.53	$18.72	$15.28	$12.28	$18.54	$19.83
Value at end of period	$38.03	$29.96	$31.05	$29.53	$20.76	$18.53	$18.72	$15.28	$12.28	$18.54
Number of accumulation units outstanding at end of period	23,678	22,478	24,001	25,095	24,205	24,379	48,159	138,722	145,901	120,154

CFI 43

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.02	$22.95	$21.58	$21.67	$19.87	$18.53	$16.92	$15.21	$16.67	$15.77
Value at end of period	$23.94	$23.02	$22.95	$21.58	$21.67	$19.87	$18.53	$16.92	$15.21	$16.67
Number of accumulation units outstanding at end of period	40,739	43,592	16,172	13,800	14,029	15,783	87,057	193,048	189,956	118,510
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.49	$9.60	$10.24	$8.46	$7.15	$8.16	$7.59	$5.95	$8.89
Value at end of period	$9.54	$9.49	$9.60	$10.24	$8.46	$7.15	$8.16	$7.59	$5.95
Number of accumulation units outstanding at end of period	47,484	32,904	22,632	25,434	23,602	23,173	44,026	41,437	779
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.22	$18.12	$16.00	$12.26	$10.41	$10.33
Value at end of period	$19.93	$19.22	$18.12	$16.00	$12.26	$10.41
Number of accumulation units outstanding at end of period	215,579	238,455	260,678	41,022	47,720	37,968
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.88	$14.57	$13.28	$10.18	$8.90	$8.62	$7.25	$6.45	$9.26	$9.95
Value at end of period	$15.76	$13.88	$14.57	$13.28	$10.18	$8.90	$8.62	$7.25	$6.45	$9.26
Number of accumulation units outstanding at end of period	216,426	249,627	268,313	258,904	266,003	254,646	223,254	582,644	605,802	308,523
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$29.01	$28.94	$26.67	$20.27	$17.80	$17.95	$13.81	$9.79	$15.75	$15.90
Value at end of period	$31.02	$29.01	$28.94	$26.67	$20.27	$17.80	$17.95	$13.81	$9.79	$15.75
Number of accumulation units outstanding at end of period	14,578	29,920	25,211	26,686	14,040	11,438	30,161	46,066	39,349	2,350
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.27
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	1,656
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.74	$16.85	$14.65	$11.25	$10.21	$10.70	$9.24	$7.45	$11.41	$12.08
Value at end of period	$18.16	$16.74	$16.85	$14.65	$11.25	$10.21	$10.70	$9.24	$7.45	$11.41
Number of accumulation units outstanding at end of period	30,842	35,747	35,743	35,025	34,480	39,950	47,153	44,616	39,837	1,540
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.78	$24.97	$22.14	$16.82	$14.74	$14.19	$12.61	$10.72
Value at end of period	$28.46	$26.78	$24.97	$22.14	$16.82	$14.74	$14.19	$12.61
Number of accumulation units outstanding at end of period	8,892	4,638	2,998	1,287	484	238	63	479
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.35	$16.06	$14.27	$10.84	$9.41	$9.20	$8.22	$6.96
Value at end of period	$18.08	$16.35	$16.06	$14.27	$10.84	$9.41	$9.20	$8.22
Number of accumulation units outstanding at end of period	10,043	6,375	4,727	2,246	2,655	2,792	4,857	1,174
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$21.50	$22.41	$20.03	$15.28	$13.22	$13.19	$12.30
Value at end of period	$24.72	$21.50	$22.41	$20.03	$15.28	$13.22	$13.19
Number of accumulation units outstanding at end of period	4,265	4,924	7,553	3,049	820	755	706

CFI 44

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.78	$27.07	$24.44	$18.17	$15.78	$16.18	$12.90	$11.43
Value at end of period	$28.52	$26.78	$27.07	$24.44	$18.17	$15.78	$16.18	$12.90
Number of accumulation units outstanding at end of period	2,112	3,484	3,470	2,280	2,818	2,713	1,077	929
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.26	$17.81	$15.85	$11.85	$10.15	$10.38	$8.69
Value at end of period	$19.51	$17.26	$17.81	$15.85	$11.85	$10.15	$10.38
Number of accumulation units outstanding at end of period	3,941	2,936	2,908	833	800	106	106
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$16.98	$17.84	$17.05	$12.33	$10.65	$11.12	$9.00
Value at end of period	$20.50	$16.98	$17.84	$17.05	$12.33	$10.65	$11.12
Number of accumulation units outstanding at end of period	3,822	2,654	3,275	2,627	2,485	1,667	3,166
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.27	$19.50	$18.52	$13.36	$11.63	$11.57	$8.77	$6.71	$10.27	$10.89
Value at end of period	$21.78	$19.27	$19.50	$18.52	$13.36	$11.63	$11.57	$8.77	$6.71	$10.27
Number of accumulation units outstanding at end of period	1,967	8,084	8,683	9,139	7,793	7,066	326,577	354,565	370,460	2,269
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$37.12	$37.53	$35.33	$25.72	$22.53	$23.17	$18.69	$14.69	$21.38	$22.91
Value at end of period	$46.08	$37.12	$37.53	$35.33	$25.72	$22.53	$23.17	$18.69	$14.69	$21.38
Number of accumulation units outstanding at end of period	25,330	31,608	33,983	39,957	44,856	45,725	97,110	169,567	138,577	15,179
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.02	$16.09	$15.28	$13.18	$11.65	$12.06	$10.63	$8.48	$12.86	$13.42
Value at end of period	$16.92	$16.02	$16.09	$15.28	$13.18	$11.65	$12.06	$10.63	$8.48	$12.86
Number of accumulation units outstanding at end of period	291,373	295,560	289,082	285,489	52,976	74,720	103,318	159,045	103,084	24,351
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.72	$16.85	$15.99	$13.33	$11.61	$12.21	$10.69	$8.36	$13.30	$13.96
Value at end of period	$17.71	$16.72	$16.85	$15.99	$13.33	$11.61	$12.21	$10.69	$8.36	$13.30
Number of accumulation units outstanding at end of period	303,086	264,465	265,719	255,412	57,288	60,602	86,872	187,609	113,613	27,960
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.12	$17.34	$16.39	$13.32	$11.57	$12.23	$10.66	$8.23	$13.73	$13.66
Value at end of period	$18.16	$17.12	$17.34	$16.39	$13.32	$11.57	$12.23	$10.66	$8.23	$13.73
Number of accumulation units outstanding at end of period	132,888	127,288	136,953	126,327	78,806	72,176	66,476	188,721	100,304	24,327
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.29	$16.48	$15.56	$12.63	$12.38
Value at end of period	$17.28	$16.29	$16.48	$15.56	$12.63
Number of accumulation units outstanding at end of period	21,505	12,709	7,261	4,589	1,734
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.96	$13.06	$12.32	$10.68	$9.42	$9.37
Value at end of period	$13.74	$12.96	$13.06	$12.32	$10.68	$9.42
Number of accumulation units outstanding at end of period	342	320	288	245	198	144

CFI 45

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.18	$15.21	$14.43	$13.53	$12.36	$12.35	$11.31	$9.68	$11.64	$11.70
Value at end of period	$15.81	$15.18	$15.21	$14.43	$13.53	$12.36	$12.35	$11.31	$9.68	$11.64
Number of accumulation units outstanding at end of period	109,448	129,702	13,979	13,561	0	0	2,977	88,528	91,871	56,354
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.90	$12.98	$12.34	$11.30	$11.05
Value at end of period	$13.61	$12.90	$12.98	$12.34	$11.30
Number of accumulation units outstanding at end of period	10,172	9,876	9,568	9,214	27
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.02	$20.12	$18.93	$16.94	$15.12	$14.90	$13.46	$11.45	$15.03	$14.69
Value at end of period	$21.10	$20.02	$20.12	$18.93	$16.94	$15.12	$14.90	$13.46	$11.45	$15.03
Number of accumulation units outstanding at end of period	2,610	13,497	12,356	15,034	13,093	13,471	32,301	31,603	34,021	7,354
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.98	$18.25	$17.17	$14.07	$12.27	$12.68	$11.25	$9.01	$14.13	$14.64
Value at end of period	$19.16	$17.98	$18.25	$17.17	$14.07	$12.27	$12.68	$11.25	$9.01	$14.13
Number of accumulation units outstanding at end of period	60,183	62,909	38,226	37,516	41,286	39,951	36,877	39,376	37,172	3,078
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.60	$18.77	$17.64	$15.18	$13.40	$13.52	$12.10	$9.96	$14.38	$14.70
Value at end of period	$19.78	$18.60	$18.77	$17.64	$15.18	$13.40	$13.52	$12.10	$9.96	$14.38
Number of accumulation units outstanding at end of period	22,452	21,163	21,760	20,548	20,955	22,138	31,739	55,566	52,428	8,094
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.97	$12.97	$12.31	$12.67	$12.24	$11.45	$10.82	$10.25	$9.82
Value at end of period	$13.23	$12.97	$12.97	$12.31	$12.67	$12.24	$11.45	$10.82	$10.25
Number of accumulation units outstanding at end of period	31,413	28,272	23,404	20,211	18,778	16,101	9,820	7,961	1,543
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$30.93	$31.57	$28.15	$21.50	$18.53	$19.19	$15.78	$11.66	$15.93	$17.52
Value at end of period	$38.25	$30.93	$31.57	$28.15	$21.50	$18.53	$19.19	$15.78	$11.66	$15.93
Number of accumulation units outstanding at end of period	22,911	18,290	20,847	18,154	14,945	10,382	8,897	11,808	10,525	2,846
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.87	$33.66	$32.36	$23.38	$19.59	$19.23	$15.24	$11.31	$19.31	$18.25
Value at end of period	$33.47	$31.87	$33.66	$32.36	$23.38	$19.59	$19.23	$15.24	$11.31	$19.31
Number of accumulation units outstanding at end of period	13,405	16,418	18,094	17,450	16,180	15,243	16,501	42,073	42,300	26,297
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.32	$14.57	$12.81	$12.36	$9.83	$10.40	$8.96	$6.72	$9.75
Value at end of period	$14.40	$14.32	$14.57	$12.81	$12.36	$9.83	$10.40	$8.96	$6.72
Number of accumulation units outstanding at end of period	5,818	5,108	8,101	6,771	6,583	5,800	3,908	80,001	76,690
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$18.29	$17.82	$13.76	$13.53	$11.74	$10.76	$8.43	$6.22	$11.37
Value at end of period	$19.01	$18.29	$17.82	$13.76	$13.53	$11.74	$10.76	$8.43	$6.22
Number of accumulation units outstanding at end of period	21,713	20,835	22,618	19,494	28,176	25,119	16,748	9,684	8,764

CFI 46

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$32.64	$31.80	$28.27	$21.04	$18.80	$19.78	$17.71	$13.49	$22.27	$23.55
Value at end of period	$35.28	$32.64	$31.80	$28.27	$21.04	$18.80	$19.78	$17.71	$13.49	$22.27
Number of accumulation units outstanding at end of period	4,492	4,193	4,378	4,874	6,946	6,097	7,636	7,515	6,384	1,101
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.47	$17.02	$16.36	$11.73	$10.30	$10.62	$8.50	$6.84	$10.13
Value at end of period	$20.31	$16.47	$17.02	$16.36	$11.73	$10.30	$10.62	$8.50	$6.84
Number of accumulation units outstanding at end of period	10,323	8,611	2,454	2,509	2,487	2,293	1,511	190	153
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.29	$23.75	$22.47	$16.57	$14.50	$16.33	$12.76	$9.20	$15.16	$16.02
Value at end of period	$25.95	$23.29	$23.75	$22.47	$16.57	$14.50	$16.33	$12.76	$9.20	$15.16
Number of accumulation units outstanding at end of period	8,109	7,625	9,792	10,640	15,168	11,856	11,751	16,015	7,926	5,092
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.57	$23.01	$21.15	$15.71	$13.28	$13.61	$11.85	$9.25	$14.61	$14.99
Value at end of period	$25.34	$21.57	$23.01	$21.15	$15.71	$13.28	$13.61	$11.85	$9.25	$14.61
Number of accumulation units outstanding at end of period	10,555	11,149	11,844	19,183	15,242	17,983	17,067	21,203	24,161	4,642
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.17	$19.63	$18.07	$14.51	$12.90	$13.08	$11.68	$9.55	$12.50	$12.11
Value at end of period	$22.03	$19.17	$19.63	$18.07	$14.51	$12.90	$13.08	$11.68	$9.55	$12.50
Number of accumulation units outstanding at end of period	22,214	29,801	36,095	35,481	32,418	27,527	842,148	955,201	895,039	177,948
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.45	$20.10	$18.31	$13.72	$12.01	$12.31	$10.98	$8.88	$12.22
Value at end of period	$23.26	$19.45	$20.10	$18.31	$13.72	$12.01	$12.31	$10.98	$8.88
Number of accumulation units outstanding at end of period	4,513	3,417	4,095	5,525	3,775	5,054	5,079	12,171	8,131
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$19.31	$23.00	$22.86	$24.32	$20.48	$25.13	$20.96	$12.25	$25.22	$21.68
Value at end of period	$21.74	$19.31	$23.00	$22.86	$24.32	$20.48	$25.13	$20.96	$12.25	$25.22
Number of accumulation units outstanding at end of period	12,554	7,996	6,223	6,220	5,300	6,796	7,788	8,089	5,401	6
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$33.39	$34.54	$30.12	$22.97	$19.20	$18.91	$15.42	$12.31	$18.44	$19.42
Value at end of period	$38.18	$33.39	$34.54	$30.12	$22.97	$19.20	$18.91	$15.42	$12.31	$18.44
Number of accumulation units outstanding at end of period	7,913	10,617	11,886	11,603	6,998	5,805	5,423	10,554	11,787	5,385
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$24.28	$25.28	$23.40	$16.90	$14.28	$14.51	$11.49	$9.05	$12.63
Value at end of period	$29.43	$24.28	$25.28	$23.40	$16.90	$14.28	$14.51	$11.49	$9.05
Number of accumulation units outstanding at end of period	6,094	5,971	5,548	7,723	2,953	2,183	1,042	818	1,075
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.99	$20.22	$19.82	$15.64	$12.89	$14.07	$12.16	$8.74	$14.68	$13.82
Value at end of period	$20.97	$20.99	$20.22	$19.82	$15.64	$12.89	$14.07	$12.16	$8.74	$14.68
Number of accumulation units outstanding at end of period	91,262	109,625	115,054	125,328	125,842	127,648	527,317	748,437	777,795	260,194
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$19.15	$20.14	$20.13	$17.97	$15.51	$15.67	$13.21	$7.93	$11.26	$11.11
Value at end of period	$21.82	$19.15	$20.14	$20.13	$17.97	$15.51	$15.67	$13.21	$7.93	$11.26
Number of accumulation units outstanding at end of period	3,225	3,056	5,202	6,841	7,715	8,235	6,113	5,093	487	11

CFI 47

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$23.91	$22.79	$20.38	$16.73	$14.66	$14.29	$12.57	$9.46	$13.09	$12.58
Value at end of period	$25.76	$23.91	$22.79	$20.38	$16.73	$14.66	$14.29	$12.57	$9.46	$13.09
Number of accumulation units outstanding at end of period	79,584	77,862	66,760	66,437	51,267	44,656	46,121	217,293	167,505	62,812
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.78	$24.36	$21.85	$16.21	$14.00	$14.59	$11.38	$7.80	$13.76	$14.48
Value at end of period	$26.54	$24.78	$24.36	$21.85	$16.21	$14.00	$14.59	$11.38	$7.80	$13.76
Number of accumulation units outstanding at end of period	59,161	72,845	80,958	80,205	81,331	77,784	114,069	184,692	188,321	76,716
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.66	$27.64	$25.80	$19.95	$17.07	$17.28	$15.07	$12.10	$18.87	$18.36
Value at end of period	$30.39	$25.66	$27.64	$25.80	$19.95	$17.07	$17.28	$15.07	$12.10	$18.87
Number of accumulation units outstanding at end of period	17,887	17,868	18,525	20,774	19,591	18,111	16,403	32,001	25,956	13,793
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$32.13	$29.08	$26.84	$19.33	$16.30	$16.53	$14.19	$9.95	$17.28	$15.77
Value at end of period	$32.51	$32.13	$29.08	$26.84	$19.33	$16.30	$16.53	$14.19	$9.95	$17.28
Number of accumulation units outstanding at end of period	48,155	53,094	57,003	63,797	60,508	56,616	97,603	276,585	289,013	200,701
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.73	$16.94	$17.18	$15.07	$12.73	$14.57	$12.84	$9.36	$17.81
Value at end of period	$17.00	$16.73	$16.94	$17.18	$15.07	$12.73	$14.57	$12.84	$9.36
Number of accumulation units outstanding at end of period	4,098	4,067	3,446	4,325	4,582	2,955	2,870	2,167	2,967
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.13	$10.51	$11.29	$9.41	$7.94	$9.05	$8.34	$6.33	$10.21
Value at end of period	$10.29	$10.13	$10.51	$11.29	$9.41	$7.94	$9.05	$8.34	$6.33
Number of accumulation units outstanding at end of period	44,033	53,992	52,141	47,634	56,506	41,985	59,000	68,724	54,110
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.86	$13.95	$14.39	$11.05	$9.10	$9.68	$9.01	$6.83	$10.69
Value at end of period	$14.22	$12.86	$13.95	$14.39	$11.05	$9.10	$9.68	$9.01	$6.83
Number of accumulation units outstanding at end of period	3,748	4,597	4,544	6,639	4,557	4,220	2,321	1,474	398
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.73	$12.76	$13.39	$10.97	$9.05	$10.64	$8.54	$5.72	$10.55	$11.06
Value at end of period	$12.52	$12.73	$12.76	$13.39	$10.97	$9.05	$10.64	$8.54	$5.72	$10.55
Number of accumulation units outstanding at end of period	7,063	6,176	5,313	5,477	8,992	11,488	9,674	8,016	6,521	1,992
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.36	$23.38	$22.73	$16.94	$14.34	$17.48	$13.85	$8.36	$16.46	$17.81
Value at end of period	$26.41	$23.36	$23.38	$22.73	$16.94	$14.34	$17.48	$13.85	$8.36	$16.46
Number of accumulation units outstanding at end of period	7,839	8,672	12,880	13,858	12,375	12,201	12,185	110,640	104,463	72,244
WANGER USA
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.33	$24.56	$23.51	$17.63	$14.73	$15.31	$12.45	$8.78	$14.60	$15.64
Value at end of period	$27.58	$24.33	$24.56	$23.51	$17.63	$14.73	$15.31	$12.45	$8.78	$14.60
Number of accumulation units outstanding at end of period	5,789	5,467	6,648	8,283	7,994	8,022	8,922	57,103	54,768	45,718
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$21.19	$21.30	$19.22	$14.62	$13.04	$12.22	$10.82	$9.12	$13.68	$13.21
Value at end of period	$23.94	$21.19	$21.30	$19.22	$14.62	$13.04	$12.22	$10.82	$9.12	$13.68
Number of accumulation units outstanding at end of period	56,303	58,385	56,954	56,662	55,989	50,887	54,243	163,758	154,599	77,601

CFI 48

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$38.59	$40.55	$37.89	$27.52	$24.33	$24.94	$20.41	$15.76	$23.16	$25.99
Value at end of period	$49.59	$38.59	$40.55	$37.89	$27.52	$24.33	$24.94	$20.41	$15.76	$23.16
Number of accumulation units outstanding at end of period	8,552	8,537	7,890	7,911	7,621	7,814	7,895	53,015	52,239	41,376

TABLE 7

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.31	$19.81	$18.14	$15.42	$14.01	$13.44	$12.03	$9.64	$14.08	$13.75
Value at end of period	$20.75	$19.31	$19.81	$18.14	$15.42	$14.01	$13.44	$12.03	$9.64	$14.08
Number of accumulation units outstanding at end of period	187	187	187	187	187	187	211	211	211	211
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$21.01	$21.26	$21.91	$18.30	$15.40	$17.89	$16.41	$11.84	$19.98	$16.87
Value at end of period	$21.08	$21.01	$21.26	$21.91	$18.30	$15.40	$17.89	$16.41	$11.84	$19.98
Number of accumulation units outstanding at end of period	8,306	8,424	7,711	381	1,625	2,032	1,479	1,790	3,482	10,404
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.94	$34.83	$31.22	$23.86	$20.57	$21.18	$18.13	$13.41	$23.40	$19.97
Value at end of period	$37.60	$34.94	$34.83	$31.22	$23.86	$20.57	$21.18	$18.13	$13.41	$23.40
Number of accumulation units outstanding at end of period	6,911	6,917	6,918	10,508	16,639	18,953	22,201	24,727	25,935	58,605
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.88	$22.87	$21.11	$16.53	$14.14	$14.05	$12.25	$9.44	$16.52	$16.33
Value at end of period	$25.74	$21.88	$22.87	$21.11	$16.53	$14.14	$14.05	$12.25	$9.44	$16.52
Number of accumulation units outstanding at end of period	3,384	4,123	4,121	4,868	6,296	6,803	8,244	9,352	11,582	19,791
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.06	$23.46	$21.15	$15.57	$13.62	$13.64	$11.03	$8.63	$16.38	$12.95
Value at end of period	$25.17	$25.06	$23.46	$21.15	$15.57	$13.62	$13.64	$11.03	$8.63	$16.38
Number of accumulation units outstanding at end of period	9,068	9,516	10,316	10,849	12,881	14,211	17,805	21,537	25,554	38,850
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.34	$16.79	$18.33	$14.10	$11.72	$14.20	$12.60	$9.99	$17.84	$15.26
Value at end of period	$16.40	$17.34	$16.79	$18.33	$14.10	$11.72	$14.20	$12.60	$9.99	$17.84
Number of accumulation units outstanding at end of period	849	848	848	848	1,442	3,088	3,307	2,690	6,359	9,400
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.08	$31.51	$31.44	$23.16	$19.63	$20.47	$16.02	$12.45	$18.65	$19.17
Value at end of period	$37.73	$29.08	$31.51	$31.44	$23.16	$19.63	$20.47	$16.02	$12.45	$18.65
Number of accumulation units outstanding at end of period	4,320	3,199	3,818	0	0	0	0	0	1,089	1,372
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.45	$17.52	$16.26	$12.62	$11.12	$11.17	$10.23	$8.00	$11.49	$10.67
Value at end of period	$18.08	$16.45	$17.52	$16.26	$12.62	$11.12	$11.17	$10.23	$8.00	$11.49
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	1,072	1,073	1,073	1,000	1,015	2,047	2,060
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$22.55	$23.52	$21.17	$16.30	$14.28	$14.93	$11.94	$9.47	$15.66	$15.63
Value at end of period	$26.16	$22.55	$23.52	$21.17	$16.30	$14.28	$14.93	$11.94	$9.47	$15.66
Number of accumulation units outstanding at end of period	96	96	96	131	131	131	672	672	1,591	2,882

CFI 49

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during November 2007)
Value at beginning of period	$25.06	$23.89	$23.23	$18.39	$15.28	$16.60	$14.78	$10.79	$17.42	$18.12
Value at end of period	$25.43	$25.06	$23.89	$23.23	$18.39	$15.28	$16.60	$14.78	$10.79	$17.42
Number of accumulation units outstanding at end of period	0	0	0	0	2,768	2,553	2,344	2,129	1,881	1,676
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during June 2014)
Value at beginning of period	$71.77	$83.81	$90.52
Value at end of period	$76.45	$71.77	$83.81
Number of accumulation units outstanding at end of period	6,974	6,849	6,762
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$17.34	$17.49	$16.78
Value at end of period	$18.29	$17.34	$17.49
Number of accumulation units outstanding at end of period	28	28	28
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.62	$16.11	$15.68	$17.34	$16.00	$14.38	$13.34	$11.31	$12.21	$11.09
Value at end of period	$16.37	$15.62	$16.11	$15.68	$17.34	$16.00	$14.38	$13.34	$11.31	$12.21
Number of accumulation units outstanding at end of period	11,124	6,356	4,832	0	1,972	1,118	1,445	2,179	1,243	1,151
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$6.56	$7.77	$8.92	$9.13	$8.18	$10.72	$9.28	$5.33	$12.81	$9.69
Value at end of period	$6.95	$6.56	$7.77	$8.92	$9.13	$8.18	$10.72	$9.28	$5.33	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	96	21
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.15	$18.95	$19.01	$17.02	$14.72	$15.02	$12.77	$7.98	$12.41	$12.64
Value at end of period	$20.66	$18.15	$18.95	$19.01	$17.02	$14.72	$15.02	$12.77	$7.98	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	271	220	174	122	91	71
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.51	$14.19	$13.98	$10.85	$8.92	$10.45	$10.28
Value at end of period	$15.29	$14.51	$14.19	$13.98	$10.85	$8.92	$10.45
Number of accumulation units outstanding at end of period	0	0	0	0	269	269	269
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during November 2007)
Value at beginning of period	$33.16	$34.76	$34.34	$33.71	$29.21	$30.03	$26.74	$22.58	$21.32	$21.55
Value at end of period	$35.11	$33.16	$34.76	$34.34	$33.71	$29.21	$30.03	$26.74	$22.58	$21.32
Number of accumulation units outstanding at end of period	7,916	8,379	8,882	82	1,435	1,234	1,236	997	1,022	945
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.30	$12.31	$11.70	$11.98	$11.36	$10.70	$10.01	$9.50
Value at end of period	$12.59	$12.30	$12.31	$11.70	$11.98	$11.36	$10.70	$10.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,053
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$23.91	$22.78	$20.92	$15.69	$13.06	$13.78	$12.31	$9.18	$15.13	$13.69
Value at end of period	$25.84	$23.91	$22.78	$20.92	$15.69	$13.06	$13.78	$12.31	$9.18	$15.13
Number of accumulation units outstanding at end of period	409	409	409	409	3,358	1,831	1,677	1,517	1,336	1,181
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.51	$20.97	$19.82	$17.04	$15.05	$15.30	$13.45	$11.32	$15.80	$15.02
Value at end of period	$22.04	$20.51	$20.97	$19.82	$17.04	$15.05	$15.30	$13.45	$11.32	$15.80
Number of accumulation units outstanding at end of period	1,888	2,103	2,103	2,211	2,211	2,794	3,958	9,862	12,253	14,281

CFI 50

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.11	$14.80	$14.95	$15.63	$14.54	$14.07	$12.18	$9.95	$11.94	$10.90
Value at end of period	$14.95	$14.11	$14.80	$14.95	$15.63	$14.54	$14.07	$12.18	$9.95	$11.94
Number of accumulation units outstanding at end of period	2,538	2,598	2,627	2,599	2,645	2,737	2,394	3,457	3,311	11,915
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.42	$10.03
Value at end of period	$9.95	$9.42
Number of accumulation units outstanding at end of period	782	943
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.73	$13.78	$13.82	$13.87	$13.91	$13.96	$13.97	$13.98	$13.66	$13.04
Value at end of period	$13.71	$13.73	$13.78	$13.82	$13.87	$13.91	$13.96	$13.97	$13.98	$13.66
Number of accumulation units outstanding at end of period	34,773	25,858	41,762	6,315	24,846	32,249	43,752	46,061	88,510	85,032
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.94	$17.25	$15.63	$12.01	$10.41	$10.47	$9.21	$7.09	$11.41	$10.67
Value at end of period	$18.53	$16.94	$17.25	$15.63	$12.01	$10.41	$10.47	$9.21	$7.09	$11.41
Number of accumulation units outstanding at end of period	96,796	104,140	113,381	58,440	58,009	69,217	79,285	77,119	89,124	136,998
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$18.81	$19.27	$19.11	$18.16	$15.98	$15.36	$13.49	$8.61
Value at end of period	$21.48	$18.81	$19.27	$19.11	$18.16	$15.98	$15.36	$13.49
Number of accumulation units outstanding at end of period	0	0	0	0	794	794	794	1,648
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.14	$22.04	$19.42	$14.66	$12.86	$12.91	$11.37	$9.26	$14.80	$14.14
Value at end of period	$24.33	$22.14	$22.04	$19.42	$14.66	$12.86	$12.91	$11.37	$9.26	$14.80
Number of accumulation units outstanding at end of period	7,260	7,989	7,988	8,242	11,910	12,360	36,464	41,410	25,117	35,735
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$42.58	$43.51	$39.85	$29.72	$25.34	$25.72	$21.17	$16.13	$25.93	$24.66
Value at end of period	$50.13	$42.58	$43.51	$39.85	$29.72	$25.34	$25.72	$21.17	$16.13	$25.93
Number of accumulation units outstanding at end of period	5,544	5,471	5,633	622	840	1,700	14,634	14,516	2,814	8,033
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.69	$30.79	$29.30	$20.61	$18.40	$18.60	$15.20	$12.21	$18.45	$19.75
Value at end of period	$37.68	$29.69	$30.79	$29.30	$20.61	$18.40	$18.60	$15.20	$12.21	$18.45
Number of accumulation units outstanding at end of period	14	14	14	79	376	1,161	1,491	1,490	1,644	4,818
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.82	$22.76	$21.41	$21.51	$19.74	$18.42	$16.82	$15.13	$16.59	$15.70
Value at end of period	$23.72	$22.82	$22.76	$21.41	$21.51	$19.74	$18.42	$16.82	$15.13	$16.59
Number of accumulation units outstanding at end of period	16,623	16,887	16,350	1,589	3,573	3,465	3,612	3,550	5,568	12,107
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.46	$9.57	$10.21	$8.44	$7.13	$8.15	$7.58	$6.96
Value at end of period	$9.50	$9.46	$9.57	$10.21	$8.44	$7.13	$8.15	$7.58
Number of accumulation units outstanding at end of period	40	207	207	207	207	275	275	275
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.17	$18.09	$15.98	$12.24	$10.40	$10.33
Value at end of period	$19.86	$19.17	$18.09	$15.98	$12.24	$10.40
Number of accumulation units outstanding at end of period	87,125	89,712	98,829	10,846	11,252	12,554

CFI 51

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.82	$14.51	$13.23	$10.14	$8.87	$8.60	$7.23	$6.44	$9.25	$9.45
Value at end of period	$15.68	$13.82	$14.51	$13.23	$10.14	$8.87	$8.60	$7.23	$6.44	$9.25
Number of accumulation units outstanding at end of period	0	0	0	5	1,926	1,785	1,754	2,375	1,937	11,223
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2011)
Value at beginning of period	$28.80	$28.75	$26.51	$20.16	$17.71	$19.59
Value at end of period	$30.78	$28.80	$28.75	$26.51	$20.16	$17.71
Number of accumulation units outstanding at end of period	22,957	22,964	23,583	0	40	40
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$19.13	$19.37	$17.78
Value at end of period	$21.61	$19.13	$19.37
Number of accumulation units outstanding at end of period	1,384	2,600	2,261
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$36.80	$37.22	$35.06	$25.54	$22.38	$23.03	$18.58	$14.62	$21.27	$20.16
Value at end of period	$45.65	$36.80	$37.22	$35.06	$25.54	$22.38	$23.03	$18.58	$14.62	$21.27
Number of accumulation units outstanding at end of period	12,195	12,198	12,372	862	1,276	1,902	2,112	2,158	3,758	8,894
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.94	$16.01	$15.22	$13.13	$11.61	$12.02	$10.60	$8.46	$12.84	$12.31
Value at end of period	$16.82	$15.94	$16.01	$15.22	$13.13	$11.61	$12.02	$10.60	$8.46	$12.84
Number of accumulation units outstanding at end of period	61,474	51,372	45,975	6,057	237,708	228,952	220,355	208,947	205,625	186,431
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.63	$16.77	$15.92	$13.28	$11.58	$12.18	$10.67	$8.34	$13.29	$12.66
Value at end of period	$17.60	$16.63	$16.77	$15.92	$13.28	$11.58	$12.18	$10.67	$8.34	$13.29
Number of accumulation units outstanding at end of period	27,011	23,198	19,539	0	193,124	181,697	166,923	150,258	139,377	116,662
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$17.03	$17.26	$16.32	$13.27	$11.53	$12.20	$10.63	$8.22	$13.71	$13.01
Value at end of period	$18.06	$17.03	$17.26	$16.32	$13.27	$11.53	$12.20	$10.63	$8.22	$13.71
Number of accumulation units outstanding at end of period	15,788	11,167	10,756	0	38,359	34,067	28,191	23,400	16,963	12,540
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.24	$16.44	$15.53	$12.62	$10.96	$11.59	$11.08
Value at end of period	$17.23	$16.24	$16.44	$15.53	$12.62	$10.96	$11.59
Number of accumulation units outstanding at end of period	432	0	0	0	1,205	966	46
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$15.14	$14.37	$13.48	$12.32	$12.32	$11.28	$9.66	$11.63	$11.09
Value at end of period	$15.72	$15.10	$15.14	$14.37	$13.48	$12.32	$12.32	$11.28	$9.66	$11.63
Number of accumulation units outstanding at end of period	13,606	13,198	2,967	0	8,118	26,425	5,426	6,531	5,921	6,466
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$19.84	$19.96	$18.78	$16.81	$15.02	$14.81	$13.38	$11.39	$14.96	$14.19
Value at end of period	$20.90	$19.84	$19.96	$18.78	$16.81	$15.02	$14.81	$13.38	$11.39	$14.96
Number of accumulation units outstanding at end of period	119	178	178	178	178	178	220	220	417	629
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.82	$18.10	$17.04	$13.97	$12.19	$12.60	$11.18	$8.96	$14.07	$13.44
Value at end of period	$18.99	$17.82	$18.10	$17.04	$13.97	$12.19	$12.60	$11.18	$8.96	$14.07
Number of accumulation units outstanding at end of period	507	498	509	1,045	1,045	1,090	1,090	1,090	3,378	3,376
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.44	$18.61	$17.51	$15.07	$13.31	$13.43	$12.03	$9.91	$14.31	$13.61
Value at end of period	$19.60	$18.44	$18.61	$17.51	$15.07	$13.31	$13.43	$12.03	$9.91	$14.31
Number of accumulation units outstanding at end of period	379	671	671	938	1,250	2,079	2,398	3,162	3,585	3,904

CFI 52

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$21.93	$21.76	$19.26	$14.64	$12.69	$12.51	$10.94	$8.70	$13.88	$13.23
Value at end of period	$24.40	$21.93	$21.76	$19.26	$14.64	$12.69	$12.51	$10.94	$8.70	$13.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.72	$31.37	$27.99	$21.38	$18.44	$19.11	$15.72	$11.62	$15.88	$16.41
Value at end of period	$37.97	$30.72	$31.37	$27.99	$21.38	$18.44	$19.11	$15.72	$11.62	$15.88
Number of accumulation units outstanding at end of period	7,615	6,952	6,352	8	8	8	8	8	11	116
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.66	$33.45	$32.17	$23.25	$19.50	$19.14	$15.19	$11.27	$19.25	$18.21
Value at end of period	$33.23	$31.66	$33.45	$32.17	$23.25	$19.50	$19.14	$15.19	$11.27	$19.25
Number of accumulation units outstanding at end of period	172	172	172	172	172	172	172	550	1,446	4,560
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2014)
Value at beginning of period	$18.21	$17.75	$16.00
Value at end of period	$18.91	$18.21	$17.75
Number of accumulation units outstanding at end of period	4,003	3,918	774
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$32.41	$31.59	$28.10	$20.93	$18.71	$19.69	$17.64	$17.75
Value at end of period	$35.02	$32.41	$31.59	$28.10	$20.93	$18.71	$19.69	$17.64
Number of accumulation units outstanding at end of period	6	6	6	6	6	6	6	6
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.17	$23.64	$22.37	$16.51	$14.45	$16.28	$12.73	$9.18	$15.13	$15.46
Value at end of period	$25.80	$23.17	$23.64	$22.37	$16.51	$14.45	$16.28	$12.73	$9.18	$15.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,450
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.43	$22.87	$21.03	$15.63	$13.22	$13.55	$11.81	$9.22	$14.56	$14.96
Value at end of period	$25.15	$21.43	$22.87	$21.03	$15.63	$13.22	$13.55	$11.81	$9.22	$14.56
Number of accumulation units outstanding at end of period	406	405	406	405	406	550	476	406	317	248
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.07	$19.53	$18.58	$14.92	$13.27	$13.47	$12.03	$9.84	$12.48	$12.09
Value at end of period	$21.90	$19.07	$19.53	$18.58	$14.92	$13.27	$13.47	$12.03	$9.84	$12.48
Number of accumulation units outstanding at end of period	8,327	8,421	8,426	8,270	9,698	10,403	12,300	13,962	16,732	35,553
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2011)
Value at beginning of period	$19.35	$20.00	$18.23	$13.66	$11.97	$13.29
Value at end of period	$23.12	$19.35	$20.00	$18.23	$13.66	$11.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	188
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.16	$34.32	$29.95	$22.85	$19.10	$18.83	$15.37	$12.27	$18.39	$18.03
Value at end of period	$37.90	$33.16	$34.32	$29.95	$22.85	$19.10	$18.83	$15.37	$12.27	$18.39
Number of accumulation units outstanding at end of period	92	92	92	92	2,470	1,447	1,343	1,232	1,631	3,214
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$24.15	$25.16	$23.30	$16.83	$14.23	$14.47	$11.46	$9.03	$12.94	$13.12
Value at end of period	$29.26	$24.15	$25.16	$23.30	$16.83	$14.23	$14.47	$11.46	$9.03	$12.94
Number of accumulation units outstanding at end of period	0	0	0	0	2,900	2,730	2,561	2,375	2,374	1,981

CFI 53

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.88	$20.88	$20.48	$16.17	$13.33	$14.56	$12.13	$8.72	$14.66	$13.81
Value at end of period	$20.85	$20.88	$20.88	$20.48	$16.17	$13.33	$14.56	$12.13	$8.72	$14.66
Number of accumulation units outstanding at end of period	19,786	20,320	21,857	24,567	28,622	32,266	44,228	48,674	57,029	77,524
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.06	$20.05	$20.05	$17.91	$15.47	$15.63	$13.18	$11.07
Value at end of period	$21.70	$19.06	$20.05	$20.05	$17.91	$15.47	$15.63	$13.18
Number of accumulation units outstanding at end of period	7,500	4,940	3,574	0	0	0	0	904
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.78	$22.68	$20.29	$16.66	$14.61	$14.25	$12.54	$9.44	$13.07	$13.26
Value at end of period	$25.61	$23.78	$22.68	$20.29	$16.66	$14.61	$14.25	$12.54	$9.44	$13.07
Number of accumulation units outstanding at end of period	45,907	48,905	47,649	0	6,060	5,893	5,448	5,079	4,535	4,219
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.64	$24.94	$21.75	$16.15	$14.36	$14.96	$11.36	$7.78	$14.13	$12.16
Value at end of period	$26.38	$24.64	$24.94	$21.75	$16.15	$14.36	$14.96	$11.36	$7.78	$14.13
Number of accumulation units outstanding at end of period	16,484	17,020	18,566	20,475	24,515	25,919	27,058	32,557	39,391	52,730
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.50	$27.49	$25.67	$19.86	$17.00	$17.21	$15.03	$12.06	$18.83	$18.33
Value at end of period	$30.18	$25.50	$27.49	$25.67	$19.86	$17.00	$17.21	$15.03	$12.06	$18.83
Number of accumulation units outstanding at end of period	0	19,853	27,859	0	0	0	0	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$31.84	$28.84	$26.63	$19.19	$16.19	$16.43	$14.11	$9.90	$17.19	$15.70
Value at end of period	$32.21	$31.84	$28.84	$26.63	$19.19	$16.19	$16.43	$14.11	$9.90	$17.19
Number of accumulation units outstanding at end of period	4,811	4,812	4,811	5,361	5,464	6,309	7,024	7,551	10,910	26,614
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09	$10.48	$11.26	$9.39	$7.93	$9.04	$8.33	$6.33	$10.21
Value at end of period	$10.24	$10.09	$10.48	$11.26	$9.39	$7.93	$9.04	$8.33	$6.33
Number of accumulation units outstanding at end of period	30,847	30,212	23,416	3,860	3,908	4,404	4,687	5,041	5,717
WANGER SELECT
Value at beginning of period	$23.23	$23.25	$22.62	$16.87	$14.29	$17.42	$13.81	$8.34	$16.43	$15.07
Value at end of period	$26.24	$23.23	$23.25	$22.62	$16.87	$14.29	$17.42	$13.81	$8.34	$16.43
Number of accumulation units outstanding at end of period	0	0	0	0	1,922	1,666	1,500	1,394	1,294	1,002
WANGER USA
Value at beginning of period	$24.19	$24.43	$23.39	$17.55	$14.67	$15.26	$12.41	$8.76	$14.57	$13.88
Value at end of period	$27.41	$24.19	$24.43	$23.39	$17.55	$14.67	$15.26	$12.41	$8.76	$14.57
Number of accumulation units outstanding at end of period	0	0	0	1,194	1,194	487	487	0	0	0
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during December 2007)
Value at beginning of period	$21.06	$21.19	$19.13	$14.56	$12.99	$12.18	$10.79	$9.10	$13.66	$13.86
Value at end of period	$23.79	$21.06	$21.19	$19.13	$14.56	$12.99	$12.18	$10.79	$9.10	$13.66
Number of accumulation units outstanding at end of period	23,281	0	0	0	134	0	0	0	0	1,002

CFI 54

Condensed Financial Information (continued)

TABLE 8

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$21.95	$21.50	$20.60	$15.35	$13.42	$13.18
Value at end of period	$22.30	$21.95	$21.50	$20.60	$15.35	$13.42
Number of accumulation units outstanding at end of period	0	97	97	97	0	4
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.70	$16.83	$14.82	$12.12	$10.94	$11.19	$9.69	$7.97
Value at end of period	$17.90	$16.70	$16.83	$14.82	$12.12	$10.94	$11.19	$9.69
Number of accumulation units outstanding at end of period	1,455	1,455	427	422	414	9,073	8,673	4,402
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.81	$17.37	$15.98	$12.37	$11.33	$11.16	$9.98	$8.29
Value at end of period	$18.30	$16.81	$17.37	$15.98	$12.37	$11.33	$11.16	$9.98
Number of accumulation units outstanding at end of period	5,549	2,957	3,970	5,169	4,626	19,395	7,768	3,175
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.19	$12.51	$12.23	$13.51	$12.72	$11.30	$10.75	$10.50
Value at end of period	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72	$11.30	$10.75
Number of accumulation units outstanding at end of period	5,805	5,602	7,222	15,249	14,454	20,751	6,968	365
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$9.34	$9.23
Value at end of period	$9.95	$9.34
Number of accumulation units outstanding at end of period	181	181
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$28.69	$30.04	$27.18	$18.86	$15.74	$17.82	$13.04
Value at end of period	$33.02	$28.69	$30.04	$27.18	$18.86	$15.74	$17.82
Number of accumulation units outstanding at end of period	680	788	1,377	1,595	154	896	116
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.60	$12.11	$12.28	$9.85	$7.89	$8.54	$8.09	$5.81	$5.74
Value at end of period	$10.44	$11.60	$12.11	$12.28	$9.85	$7.89	$8.54	$8.09	$5.81
Number of accumulation units outstanding at end of period	2,680	4,078	2,857	4,342	3,539	961	1,808	1,148	32
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$17.85	$20.00	$18.30	$12.71	$10.96	$11.78	$10.33
Value at end of period	$22.06	$17.85	$20.00	$18.30	$12.71	$10.96	$11.78
Number of accumulation units outstanding at end of period	63	63	1,360	2,732	6,153	6,341	6,002
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.11
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	3,962

CFI 55

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.11	$10.38
Value at end of period	$9.46	$10.11
Number of accumulation units outstanding at end of period	814	10,987
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.09	$24.91	$23.50	$17.70	$15.70	$15.86	$12.67	$12.44
Value at end of period	$28.13	$23.09	$24.91	$23.50	$17.70	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	2,254	890	1,271	2,042	1,131	2,718	978	361
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.74	$27.45	$25.15	$21.40	$19.44	$18.67	$16.72	$13.40	$19.59	$19.14
Value at end of period	$28.73	$26.74	$27.45	$25.15	$21.40	$19.44	$18.67	$16.72	$13.40	$19.59
Number of accumulation units outstanding at end of period	2,511	3,667	3,843	3,843	3,842	7,403	6,536	5,287	5,471	1,199
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.26	$14.59	$11.25	$10.96	$9.51	$9.00
Value at end of period	$16.05	$15.26	$14.59	$11.25	$10.96	$9.51
Number of accumulation units outstanding at end of period	572	3,408	1,592	2,850	2,560	120
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during November 2008)
Value at beginning of period	$13.94	$14.31	$12.86	$9.87	$8.62	$9.12	$7.87	$6.21	$6.49
Value at end of period	$15.93	$13.94	$14.31	$12.86	$9.87	$8.62	$9.12	$7.87	$6.21
Number of accumulation units outstanding at end of period	86,612	93,936	96,052	87,896	76,185	72,667	19,996	13,829	391
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.47	$16.38	$14.68	$10.91	$9.40	$9.86	$8.05	$6.36
Value at end of period	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40	$9.86	$8.05
Number of accumulation units outstanding at end of period	4,119	3,195	9,654	2,580	1,023	861	267	118
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.84	$13.09
Value at end of period	$15.45	$11.84
Number of accumulation units outstanding at end of period	107	107
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.88	$21.14	$21.81	$18.22	$15.34	$17.83	$16.37	$11.81	$19.95	$16.85
Value at end of period	$20.94	$20.88	$21.14	$21.81	$18.22	$15.34	$17.83	$16.37	$11.81	$19.95
Number of accumulation units outstanding at end of period	182,092	216,269	201,605	185,343	163,201	183,967	122,566	87,379	39,584	26,260
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$53.74	$53.60	$48.07	$36.76	$31.71	$32.66	$27.97	$20.69	$36.14	$30.86
Value at end of period	$57.81	$53.74	$53.60	$48.07	$36.76	$31.71	$32.66	$27.97	$20.69	$36.14
Number of accumulation units outstanding at end of period	247,796	274,283	268,657	259,968	252,378	326,308	209,225	179,245	150,860	86,087
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.05	$34.55	$31.91	$25.00	$21.40	$21.27	$18.55	$14.30	$25.04	$24.76
Value at end of period	$38.85	$33.05	$34.55	$31.91	$25.00	$21.40	$21.27	$18.55	$14.30	$25.04
Number of accumulation units outstanding at end of period	69,257	82,990	89,606	98,486	104,325	140,734	127,694	122,797	125,190	118,401
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2007)
Value at beginning of period	$35.75	$33.49	$30.21	$22.25	$19.48	$19.51	$15.78	$12.35	$23.47	$24.14
Value at end of period	$35.89	$35.75	$33.49	$30.21	$22.25	$19.48	$19.51	$15.78	$12.35	$23.47
Number of accumulation units outstanding at end of period	49,197	53,041	61,700	60,233	61,840	142,448	81,623	77,201	59,880	31,461

CFI 56

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.96	$23.21	$25.35	$19.51	$16.23	$19.67	$17.46	$13.85	$24.75	$25.32
Value at end of period	$22.65	$23.96	$23.21	$25.35	$19.51	$16.23	$19.67	$17.46	$13.85	$24.75
Number of accumulation units outstanding at end of period	10,042	10,382	11,831	11,640	12,576	18,886	16,908	17,914	14,940	4,118
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during November 2007)
Value at beginning of period	$28.87	$31.30	$31.25	$23.03	$19.53	$20.37	$15.95	$12.40	$18.59	$18.93
Value at end of period	$37.44	$28.87	$31.30	$31.25	$23.03	$19.53	$20.37	$15.95	$12.40	$18.59
Number of accumulation units outstanding at end of period	66,875	78,878	78,281	70,897	62,380	143,074	103,075	62,253	27,274	14,164
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.41	$14.97	$13.80	$10.54	$9.03	$9.25	$8.14	$6.13	$9.04
Value at end of period	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03	$9.25	$8.14	$6.13
Number of accumulation units outstanding at end of period	205,159	253,628	241,219	234,729	196,302	191,349	143,003	81,611	3,433
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.11	$19.00	$18.26	$14.19	$12.91	$13.82	$12.33	$10.08
Value at end of period	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91	$13.82	$12.33
Number of accumulation units outstanding at end of period	825	1,189	1,173	2,530	1,168	5,443	5,447	4,215
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$57.02	$54.52	$50.48	$36.16	$37.19
Value at end of period	$58.08	$57.02	$54.52	$50.48	$36.16
Number of accumulation units outstanding at end of period	2,911	3,204	2,988	3,045	3,858
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.32	$17.38	$16.14	$12.54	$11.05	$11.10	$10.18	$7.96	$11.44	$11.70
Value at end of period	$17.92	$16.32	$17.38	$16.14	$12.54	$11.05	$11.10	$10.18	$7.96	$11.44
Number of accumulation units outstanding at end of period	8,175	8,244	9,525	10,697	14,991	24,308	18,663	18,002	14,950	11,140
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during September 2015)
Value at beginning of period	$10.51	$10.47
Value at end of period	$10.65	$10.51
Number of accumulation units outstanding at end of period	127	127
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$52.50	$52.38	$48.47	$40.50	$35.79	$35.81
Value at end of period	$54.69	$52.50	$52.38	$48.47	$40.50	$35.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$41.31	$39.87	$35.58	$26.98	$23.10	$23.12
Value at end of period	$46.23	$41.31	$39.87	$35.58	$26.98	$23.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	11
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$28.92	$29.71	$27.77	$21.71	$18.15	$19.42
Value at end of period	$29.40	$28.92	$29.71	$27.77	$21.71	$18.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	57

CFI 57

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during December 2008)
Value at beginning of period	$17.55	$18.27	$17.46	$12.93	$11.19	$11.44	$9.20	$7.19	$6.15
Value at end of period	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19	$11.44	$9.20	$7.19
Number of accumulation units outstanding at end of period	4,078	3,715	3,812	6,689	7,327	9,938	4,962	2,941	14
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.39	$23.37	$21.04	$16.21	$14.21	$14.86	$11.89	$9.43	$15.61	$16.23
Value at end of period	$25.96	$22.39	$23.37	$21.04	$16.21	$14.21	$14.86	$11.89	$9.43	$15.61
Number of accumulation units outstanding at end of period	52,883	53,606	55,383	58,410	62,323	71,717	28,397	26,704	23,024	7,888
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.11
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	947
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.25	$10.29	$9.76	$9.78
Value at end of period	$10.44	$10.25	$10.29	$9.76
Number of accumulation units outstanding at end of period	670	952	1,443	83
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2007)
Value at beginning of period	$17.66	$17.83	$16.23	$11.81	$10.70	$11.09	$9.08	$7.00	$11.50	$12.12
Value at end of period	$19.33	$17.66	$17.83	$16.23	$11.81	$10.70	$11.09	$9.08	$7.00	$11.50
Number of accumulation units outstanding at end of period	2,900	2,705	2,997	3,237	1,400	5,148	3,151	4,777	3,468	2,423
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$24.92	$23.76	$23.12	$18.31	$15.22	$16.54	$14.73	$10.76	$17.39	$15.06
Value at end of period	$25.27	$24.92	$23.76	$23.12	$18.31	$15.22	$16.54	$14.73	$10.76	$17.39
Number of accumulation units outstanding at end of period	29,013	29,846	24,701	23,402	28,976	45,889	31,388	29,457	24,554	22,131
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during November 2007)
Value at beginning of period	$71.22	$83.21	$87.76	$81.32	$67.56	$82.82	$65.48	$36.18	$69.89	$71.03
Value at end of period	$75.83	$71.22	$83.21	$87.76	$81.32	$67.56	$82.82	$65.48	$36.18	$69.89
Number of accumulation units outstanding at end of period	25,489	25,949	29,161	28,228	25,454	91,690	65,952	57,138	43,790	34,935
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$38.09	$36.79	$36.11	$28.48	$23.58	$24.73
Value at end of period	$37.97	$38.09	$36.79	$36.11	$28.48	$23.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	44
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.22	$24.77	$22.22	$15.82	$13.46	$13.82	$11.24	$8.23	$13.29	$13.85
Value at end of period	$27.30	$23.22	$24.77	$22.22	$15.82	$13.46	$13.82	$11.24	$8.23	$13.29
Number of accumulation units outstanding at end of period	9,452	10,519	7,400	6,240	4,219	7,215	6,894	7,363	3,435	1,759
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.21	$17.37	$16.15	$13.93	$12.57	$12.86	$11.54	$9.55	$13.83	$13.92
Value at end of period	$18.14	$17.21	$17.37	$16.15	$13.93	$12.57	$12.86	$11.54	$9.55	$13.83
Number of accumulation units outstanding at end of period	13,566	12,614	12,182	11,263	10,677	60,979	48,953	46,979	39,453	41,504

CFI 58

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$5.46	$7.20
Value at end of period	$6.22	$5.46
Number of accumulation units outstanding at end of period	4,944	6,103
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.53	$16.02	$15.61	$17.26	$15.93	$14.33	$13.31	$11.29	$12.19	$11.07
Value at end of period	$16.27	$15.53	$16.02	$15.61	$17.26	$15.93	$14.33	$13.31	$11.29	$12.19
Number of accumulation units outstanding at end of period	314,514	375,835	409,658	421,397	447,237	539,131	341,029	247,264	173,754	70,439
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.53	$7.74	$8.89	$9.10	$8.16	$10.70	$9.27	$5.33	$12.80	$11.71
Value at end of period	$6.91	$6.53	$7.74	$8.89	$9.10	$8.16	$10.70	$9.27	$5.33	$12.80
Number of accumulation units outstanding at end of period	3,657	5,696	5,650	6,389	12,546	22,901	16,697	32,784	14,770	12,036
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.04	$18.85	$18.91	$16.95	$14.66	$14.97	$12.73	$7.97	$12.38	$11.75
Value at end of period	$20.52	$18.04	$18.85	$18.91	$16.95	$14.66	$14.97	$12.73	$7.97	$12.38
Number of accumulation units outstanding at end of period	10,366	6,502	5,836	7,668	7,169	36,573	31,729	18,192	11,734	8,294
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43	$8.38	$5.48	$8.63
Value at end of period	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43	$8.38	$5.48
Number of accumulation units outstanding at end of period	8,949	9,806	12,254	8,838	5,901	97,154	45,457	18,329	2,903
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.97	$10.08
Value at end of period	$10.05	$9.97
Number of accumulation units outstanding at end of period	1,156	3,435
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$32.93	$34.53	$34.13	$33.52	$29.06	$29.89	$26.63	$22.49	$21.25	$20.22
Value at end of period	$34.84	$32.93	$34.53	$34.13	$33.52	$29.06	$29.89	$26.63	$22.49	$21.25
Number of accumulation units outstanding at end of period	23,205	23,626	29,943	27,197	23,660	195,877	185,171	152,510	114,313	47,534
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.25	$12.27	$11.67	$11.95	$11.34	$10.69	$10.00	$8.74	$9.96
Value at end of period	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34	$10.69	$10.00	$8.74
Number of accumulation units outstanding at end of period	8,947	7,671	3,669	3,044	13,183	17,650	12,418	5,176	1,903
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$23.77	$22.66	$20.82	$15.62	$13.01	$13.73	$12.28	$9.16	$15.10	$13.67
Value at end of period	$25.68	$23.77	$22.66	$20.82	$15.62	$13.01	$13.73	$12.28	$9.16	$15.10
Number of accumulation units outstanding at end of period	93,906	105,776	111,688	115,675	116,299	198,885	135,584	101,314	80,865	49,918
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.48	$3.39	$3.72	$7.69	$8.78	$9.82
Value at end of period	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	3,591	2,502	11,249	520	312	36,297
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.21	$29.88	$28.25	$24.30	$21.47	$21.84	$19.22	$16.18	$22.60	$21.49
Value at end of period	$31.37	$29.21	$29.88	$28.25	$24.30	$21.47	$21.84	$19.22	$16.18	$22.60
Number of accumulation units outstanding at end of period	27,207	33,672	39,539	41,740	45,143	63,229	34,947	29,955	22,300	17,237

CFI 59

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.67	$9.92
Value at end of period	$10.77	$9.67
Number of accumulation units outstanding at end of period	0	1,654
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.19	$14.89	$14.72	$15.57	$14.49	$14.02	$12.02	$10.04	$11.80	$11.01
Value at end of period	$15.02	$14.19	$14.89	$14.72	$15.57	$14.49	$14.02	$12.02	$10.04	$11.80
Number of accumulation units outstanding at end of period	0	1,095	84,222	90,539	103,315	148,954	144,018	121,301	110,126	37,380
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.41	$10.03
Value at end of period	$9.94	$9.41
Number of accumulation units outstanding at end of period	208,777	215,715
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$9.82	$10.62
Value at end of period	$10.45	$9.82
Number of accumulation units outstanding at end of period	55	55
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.82	$14.88	$14.94	$15.00	$15.05	$15.11	$15.13	$15.14	$14.81	$14.71
Value at end of period	$14.79	$14.82	$14.88	$14.94	$15.00	$15.05	$15.11	$15.13	$15.14	$14.81
Number of accumulation units outstanding at end of period	189,601	246,940	209,014	200,053	195,547	516,230	424,699	341,673	254,245	129,806
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.70	$28.21	$25.58	$19.66	$17.05	$17.16	$15.10	$11.64	$18.73	$17.51
Value at end of period	$30.28	$27.70	$28.21	$25.58	$19.66	$17.05	$17.16	$15.10	$11.64	$18.73
Number of accumulation units outstanding at end of period	143,351	161,354	171,449	173,624	172,288	274,781	126,980	34,971	27,237	19,092
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.71	$19.17	$19.03	$18.09	$15.93	$15.31	$13.46	$9.04	$11.72	$11.77
Value at end of period	$21.36	$18.71	$19.17	$19.03	$18.09	$15.93	$15.31	$13.46	$9.04	$11.72
Number of accumulation units outstanding at end of period	13,145	13,732	13,394	12,204	15,368	27,262	30,494	21,216	10,278	7,059
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.71	$36.55	$32.23	$24.34	$21.36	$21.46	$18.91	$15.41	$24.64	$23.55
Value at end of period	$40.32	$36.71	$36.55	$32.23	$24.34	$21.36	$21.46	$18.91	$15.41	$24.64
Number of accumulation units outstanding at end of period	51,803	56,611	66,030	65,887	67,566	178,883	126,211	128,222	103,897	89,908
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.13	$42.05	$38.53	$28.75	$24.53	$24.91	$20.51	$15.64	$25.15	$23.93
Value at end of period	$48.40	$41.13	$42.05	$38.53	$28.75	$24.53	$24.91	$20.51	$15.64	$25.15
Number of accumulation units outstanding at end of period	71,791	79,068	85,139	87,868	89,145	188,067	192,388	185,234	180,886	133,179
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.22	$29.27	$27.87	$19.61	$17.52	$17.72	$14.48	$11.65	$17.61	$18.85
Value at end of period	$35.79	$28.22	$29.27	$27.87	$19.61	$17.52	$17.72	$14.48	$11.65	$17.61
Number of accumulation units outstanding at end of period	24,717	25,177	26,625	27,092	23,922	150,543	139,941	123,368	102,558	78,994
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.96	$25.91	$24.38	$24.51	$22.50	$21.00	$19.20	$17.28	$18.95	$17.95
Value at end of period	$26.97	$25.96	$25.91	$24.38	$24.51	$22.50	$21.00	$19.20	$17.28	$18.95
Number of accumulation units outstanding at end of period	189,298	212,852	65,668	69,611	77,271	144,842	112,533	75,955	59,371	39,363

CFI 60

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58	$5.95	$5.74
Value at end of period	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58	$5.95
Number of accumulation units outstanding at end of period	39,572	41,436	34,840	30,887	24,938	31,584	24,706	16,274	920
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.12	$18.05	$15.95	$12.23	$10.40	$10.33
Value at end of period	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	117,320	136,258	150,330	39,493	37,085	49,972
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.75	$14.45	$13.18	$10.11	$8.85	$8.58	$7.22	$6.43	$9.24	$9.42
Value at end of period	$15.60	$13.75	$14.45	$13.18	$10.11	$8.85	$8.58	$7.22	$6.43	$9.24
Number of accumulation units outstanding at end of period	347,510	401,265	432,842	413,994	377,511	504,898	280,007	261,845	220,248	68,139
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$28.59	$28.56	$26.34	$20.04	$17.62	$17.78	$13.69	$9.72	$15.65	$15.32
Value at end of period	$30.55	$28.59	$28.56	$26.34	$20.04	$17.62	$17.78	$13.69	$9.72	$15.65
Number of accumulation units outstanding at end of period	14,486	15,246	13,333	18,133	8,858	21,384	15,716	12,313	14,662	5,142
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$16.58	$16.70	$14.54	$11.17	$10.15	$10.65	$9.21	$7.43	$11.39	$10.86
Value at end of period	$17.96	$16.58	$16.70	$14.54	$11.17	$10.15	$10.65	$9.21	$7.43	$11.39
Number of accumulation units outstanding at end of period	2,660	4,186	5,894	2,897	2,827	9,980	10,708	10,616	8,761	4,202
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16	$12.60	$10.72
Value at end of period	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16	$12.60
Number of accumulation units outstanding at end of period	13,521	18,171	13,344	13,970	16,592	8,337	904	782
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.22	$15.96	$14.19	$10.79	$9.37	$9.17	$8.21	$6.66	$9.09
Value at end of period	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37	$9.17	$8.21	$6.66
Number of accumulation units outstanding at end of period	38,323	30,543	21,396	13,696	9,653	19,470	11,245	11,087	1,507
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16	$11.89	$10.07
Value at end of period	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16	$11.89
Number of accumulation units outstanding at end of period	5,707	10,245	4,557	4,429	6,413	5,376	1,326	951
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89	$11.43
Value at end of period	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	6,991	6,874	6,601	6,210	4,504	10,274	5,078	3,042
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$17.13	$17.70	$15.76	$11.79	$10.12	$10.35	$8.30	$5.95	$6.57
Value at end of period	$19.35	$17.13	$17.70	$15.76	$11.79	$10.12	$10.35	$8.30	$5.95
Number of accumulation units outstanding at end of period	35,992	41,475	14,665	9,194	6,159	7,676	4,356	2,136	379

CFI 61

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09	$8.81	$6.99	$9.72
Value at end of period	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09	$8.81	$6.99
Number of accumulation units outstanding at end of period	43,314	42,994	21,356	17,065	7,162	13,973	6,169	3,147	505
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.99	$19.24	$18.29	$13.20	$11.51	$11.46	$8.69	$6.66	$10.21	$9.31
Value at end of period	$21.45	$18.99	$19.24	$18.29	$13.20	$11.51	$11.46	$8.69	$6.66	$10.21
Number of accumulation units outstanding at end of period	4,758	5,112	4,706	4,043	2,484	5,075	6,372	4,903	11,905	8,290
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$54.50	$55.15	$51.97	$37.88	$33.21	$34.19	$27.60	$21.72	$31.63	$29.99
Value at end of period	$67.57	$54.50	$55.15	$51.97	$37.88	$33.21	$34.19	$27.60	$21.72	$31.63
Number of accumulation units outstanding at end of period	47,144	50,662	51,027	53,691	52,465	64,878	46,901	45,122	48,123	49,601
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.85	$15.93	$15.15	$13.08	$11.57	$11.99	$10.58	$8.45	$12.82	$13.08
Value at end of period	$16.72	$15.85	$15.93	$15.15	$13.08	$11.57	$11.99	$10.58	$8.45	$12.82
Number of accumulation units outstanding at end of period	340,064	388,612	362,953	329,777	318,728	337,131	184,835	123,122	45,788	7,856
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.54	$16.69	$15.85	$13.22	$11.54	$12.14	$10.64	$8.33	$13.27	$13.58
Value at end of period	$17.50	$16.54	$16.69	$15.85	$13.22	$11.54	$12.14	$10.64	$8.33	$13.27
Number of accumulation units outstanding at end of period	262,527	331,216	304,504	277,385	257,992	256,695	122,505	87,228	30,562	3,338
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.94	$17.17	$16.25	$13.22	$11.49	$12.16	$10.61	$8.20	$13.69	$14.03
Value at end of period	$17.95	$16.94	$17.17	$16.25	$13.22	$11.49	$12.16	$10.61	$8.20	$13.69
Number of accumulation units outstanding at end of period	171,246	178,905	179,667	169,734	161,046	152,696	62,015	51,178	20,619	441
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.20	$16.40	$15.50	$12.60	$10.95	$11.59	$11.37
Value at end of period	$17.17	$16.20	$16.40	$15.50	$12.60	$10.95	$11.59
Number of accumulation units outstanding at end of period	12,668	11,068	2,607	2,099	1,303	643	444
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.86	$12.97	$12.25	$10.63	$9.39	$9.07
Value at end of period	$13.62	$12.86	$12.97	$12.25	$10.63	$9.39
Number of accumulation units outstanding at end of period	617	617	321	4,428	4,108	11
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.02	$15.07	$14.30	$13.42	$12.28	$12.28	$11.25	$9.64	$11.61	$11.66
Value at end of period	$15.63	$15.02	$15.07	$14.30	$13.42	$12.28	$12.28	$11.25	$9.64	$11.61
Number of accumulation units outstanding at end of period	161,006	216,725	17,717	17,095	16,488	16,856	11,675	4,426	1,170	378
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.80	$12.90	$12.27	$11.24	$10.08	$10.19	$9.20	$7.55
Value at end of period	$13.50	$12.80	$12.90	$12.27	$11.24	$10.08	$10.19	$9.20
Number of accumulation units outstanding at end of period	3,236	3,237	3,237	3,237	3,238	5,248	4,595	592
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.60	$25.75	$24.25	$21.72	$19.42	$19.15	$17.31	$14.75	$19.37	$18.38
Value at end of period	$26.95	$25.60	$25.75	$24.25	$21.72	$19.42	$19.15	$17.31	$14.75	$19.37
Number of accumulation units outstanding at end of period	14,771	15,140	18,175	22,080	22,492	24,119	26,833	32,861	52,219	65,929

CFI 62

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.13	$26.55	$25.01	$20.51	$17.91	$18.52	$16.45	$13.19	$20.71	$19.79
Value at end of period	$27.83	$26.13	$26.55	$25.01	$20.51	$17.91	$18.52	$16.45	$13.19	$20.71
Number of accumulation units outstanding at end of period	11,892	14,628	13,424	12,446	15,010	19,911	15,294	15,333	24,459	15,919
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.41	$25.66	$24.15	$20.79	$18.38	$18.56	$16.63	$13.70	$19.79	$18.84
Value at end of period	$26.99	$25.41	$25.66	$24.15	$20.79	$18.38	$18.56	$16.63	$13.70	$19.79
Number of accumulation units outstanding at end of period	35,143	38,029	40,255	41,542	42,865	50,480	49,963	55,554	59,917	67,164
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80	$10.24	$9.86
Value at end of period	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80	$10.24
Number of accumulation units outstanding at end of period	10,125	14,329	11,500	17,642	15,469	16,786	7,306	5,736	1,778
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$21.80	$21.65	$19.17	$14.58	$12.64	$12.47	$10.91	$8.68	$13.85	$14.05
Value at end of period	$24.24	$21.80	$21.65	$19.17	$14.58	$12.64	$12.47	$10.91	$8.68	$13.85
Number of accumulation units outstanding at end of period	72,808	107,222	105,515	94,740	83,016	66,522	50,375	34,100	913	108
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$30.51	$31.17	$27.83	$21.27	$18.35	$19.03	$15.66	$11.58	$15.84	$16.28
Value at end of period	$37.70	$30.51	$31.17	$27.83	$21.27	$18.35	$19.03	$15.66	$11.58	$15.84
Number of accumulation units outstanding at end of period	12,145	10,243	10,962	12,968	12,071	13,749	17,594	13,177	10,979	1,764
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$31.44	$33.24	$31.98	$23.13	$19.40	$19.06	$15.13	$11.23	$19.20	$19.68
Value at end of period	$32.99	$31.44	$33.24	$31.98	$23.13	$19.40	$19.06	$15.13	$11.23	$19.20
Number of accumulation units outstanding at end of period	25,921	29,207	33,738	36,946	36,872	58,702	61,151	56,955	45,355	5,573
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95	$6.72	$9.75
Value at end of period	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95	$6.72
Number of accumulation units outstanding at end of period	15,101	16,676	19,727	19,872	23,728	186,938	169,858	147,419	101,467
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.12	$17.67	$13.66	$13.44	$11.68	$10.71	$8.40	$6.21	$10.13	$12.37
Value at end of period	$18.81	$18.12	$17.67	$13.66	$13.44	$11.68	$10.71	$8.40	$6.21	$10.13
Number of accumulation units outstanding at end of period	59,995	61,776	63,933	55,921	49,938	158,682	116,524	75,264	32,634	3,913
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$32.19	$31.38	$27.93	$20.81	$18.61	$19.60	$17.56	$13.40	$22.13	$22.47
Value at end of period	$34.75	$32.19	$31.38	$27.93	$20.81	$18.61	$19.60	$17.56	$13.40	$22.13
Number of accumulation units outstanding at end of period	9,316	13,069	13,934	13,974	10,159	15,740	17,660	13,574	11,013	3,541
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$16.31	$16.87	$16.24	$11.65	$10.24	$10.57	$8.47	$6.82	$7.43
Value at end of period	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	6,801	6,224	3,745	3,035	1,350	4,081	1,363	4,031	378
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.04	$23.52	$22.28	$16.44	$14.40	$16.24	$12.70	$9.16	$15.11	$13.25
Value at end of period	$25.65	$23.04	$23.52	$22.28	$16.44	$14.40	$16.24	$12.70	$9.16	$15.11
Number of accumulation units outstanding at end of period	116,302	126,329	120,894	105,500	87,869	76,188	26,610	14,866	5,152	2,466

CFI 63

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.28	$22.72	$20.90	$15.55	$13.15	$13.49	$11.76	$9.19	$14.52	$15.04
Value at end of period	$24.97	$21.28	$22.72	$20.90	$15.55	$13.15	$13.49	$11.76	$9.19	$14.52
Number of accumulation units outstanding at end of period	34,370	38,881	36,944	42,777	41,585	47,475	12,905	12,922	11,514	7,932
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.56	$19.44	$18.47	$14.84	$13.21	$13.41	$11.62	$9.81	$12.85	$12.71
Value at end of period	$22.45	$19.56	$19.44	$18.47	$14.84	$13.21	$13.41	$11.62	$9.81	$12.85
Number of accumulation units outstanding at end of period	0	5,563	254,827	225,076	225,959	276,947	64,321	68,992	80,135	52,484
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.25	$19.91	$18.15	$13.61	$11.93	$12.24	$10.93	$8.85	$13.11	$13.43
Value at end of period	$22.99	$19.25	$19.91	$18.15	$13.61	$11.93	$12.24	$10.93	$8.85	$13.11
Number of accumulation units outstanding at end of period	11,435	5,392	5,091	4,643	9,008	17,870	10,273	10,719	5,169	2,053
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.10	$22.78	$22.66	$24.14	$20.34	$24.99	$20.86	$12.21	$25.15	$19.93
Value at end of period	$21.49	$19.10	$22.78	$22.66	$24.14	$20.34	$24.99	$20.86	$12.21	$25.15
Number of accumulation units outstanding at end of period	6,148	6,413	6,171	7,307	7,624	16,803	20,135	21,304	13,533	7,534
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$32.93	$34.10	$29.77	$22.73	$19.01	$18.75	$15.31	$12.23	$18.34	$18.69
Value at end of period	$37.62	$32.93	$34.10	$29.77	$22.73	$19.01	$18.75	$15.31	$12.23	$18.34
Number of accumulation units outstanding at end of period	10,303	10,443	11,602	17,003	13,983	17,572	18,520	17,117	14,212	5,083
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.02	$25.04	$23.20	$16.77	$14.18	$14.43	$11.43	$9.02	$12.92	$13.51
Value at end of period	$29.09	$24.02	$25.04	$23.20	$16.77	$14.18	$14.43	$11.43	$9.02	$12.92
Number of accumulation units outstanding at end of period	3,171	7,633	8,299	11,104	3,403	4,300	4,623	1,623	1,587	813
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.53	$20.02	$20.37	$16.09	$13.27	$14.50	$12.55	$8.70	$14.64	$15.15
Value at end of period	$21.49	$21.53	$20.02	$20.37	$16.09	$13.27	$14.50	$12.55	$8.70	$14.64
Number of accumulation units outstanding at end of period	0	1,471	169,465	178,010	191,464	272,485	224,649	214,530	198,508	90,445
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.97	$19.97	$19.97	$17.85	$15.42	$15.60	$13.16	$7.91	$11.24	$10.64
Value at end of period	$21.59	$18.97	$19.97	$19.97	$17.85	$15.42	$15.60	$13.16	$7.91	$11.24
Number of accumulation units outstanding at end of period	19,084	14,120	18,370	23,002	15,765	28,260	29,217	18,607	3,690	3,977
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.65	$22.57	$20.21	$16.60	$14.56	$14.21	$12.51	$9.43	$13.05	$13.19
Value at end of period	$25.46	$23.65	$22.57	$20.21	$16.60	$14.56	$14.21	$12.51	$9.43	$13.05
Number of accumulation units outstanding at end of period	671,167	676,618	557,169	479,265	395,149	438,135	230,030	158,513	80,885	37,437
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.51	$24.12	$21.66	$16.09	$13.91	$14.50	$11.33	$7.77	$13.72	$14.02
Value at end of period	$26.22	$24.51	$24.12	$21.66	$16.09	$13.91	$14.50	$11.33	$7.77	$13.72
Number of accumulation units outstanding at end of period	109,717	121,216	127,298	129,812	137,584	205,802	116,154	115,094	102,984	55,809

CFI 64

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.34	$27.33	$25.54	$19.76	$16.93	$17.15	$14.98	$12.03	$18.78	$18.30
Value at end of period	$29.98	$25.34	$27.33	$25.54	$19.76	$16.93	$17.15	$14.98	$12.03	$18.78
Number of accumulation units outstanding at end of period	22,631	23,478	22,220	21,315	25,415	45,562	41,838	39,701	20,903	5,556
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$48.13	$43.61	$40.28	$29.04	$24.52	$24.89	$21.38	$15.02	$26.09	$23.83
Value at end of period	$48.66	$48.13	$43.61	$40.28	$29.04	$24.52	$24.89	$21.38	$15.02	$26.09
Number of accumulation units outstanding at end of period	79,669	92,587	95,772	103,973	108,472	124,122	95,420	96,011	88,084	16,767
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.55	$16.78	$17.03	$14.96	$12.65	$14.48	$12.78	$9.33	$18.55	$19.05
Value at end of period	$16.80	$16.55	$16.78	$17.03	$14.96	$12.65	$14.48	$12.78	$9.33	$18.55
Number of accumulation units outstanding at end of period	1,195	1,233	1,773	1,773	1,318	9,371	9,919	10,762	9,401	5,407
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32	$6.32	$10.21
Value at end of period	$10.20	$10.05	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32	$6.32
Number of accumulation units outstanding at end of period	22,815	28,507	35,739	36,005	35,318	44,257	29,021	21,186	17,868
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.73	$13.83	$14.28	$10.98	$9.05	$9.64	$8.98	$6.82	$11.34	$11.64
Value at end of period	$14.06	$12.73	$13.83	$14.28	$10.98	$9.05	$9.64	$8.98	$6.82	$11.34
Number of accumulation units outstanding at end of period	9,416	8,681	11,085	13,455	8,343	9,174	5,374	1,899	1,758	404
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52	$5.71	$10.54	$10.28
Value at end of period	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52	$5.71	$10.54
Number of accumulation units outstanding at end of period	39,348	35,259	35,452	34,562	21,706	49,998	26,701	17,371	5,299	2,962
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.09	$23.13	$22.51	$16.80	$14.24	$17.36	$13.77	$8.32	$16.40	$17.07
Value at end of period	$26.07	$23.09	$23.13	$22.51	$16.80	$14.24	$17.36	$13.77	$8.32	$16.40
Number of accumulation units outstanding at end of period	36,179	37,370	36,261	35,067	31,846	49,809	22,095	21,712	20,392	13,552
WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.05	$24.30	$23.28	$17.47	$14.62	$15.21	$12.38	$8.74	$14.55	$14.86
Value at end of period	$27.23	$24.05	$24.30	$23.28	$17.47	$14.62	$15.21	$12.38	$8.74	$14.55
Number of accumulation units outstanding at end of period	116,288	125,083	119,556	113,299	99,279	97,810	30,357	23,234	21,376	18,321
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$20.94	$21.07	$19.03	$14.49	$12.94	$12.14	$10.76	$9.07	$13.63	$13.17
Value at end of period	$23.64	$20.94	$21.07	$19.03	$14.49	$12.94	$12.14	$10.76	$9.07	$13.63
Number of accumulation units outstanding at end of period	34,255	36,455	38,625	36,946	37,913	106,307	93,119	79,484	52,509	42,462
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2007)
Value at beginning of period	$38.00	$39.97	$37.38	$27.18	$24.06	$24.68	$20.21	$15.63	$22.99	$23.65
Value at end of period	$48.78	$38.00	$39.97	$37.38	$27.18	$24.06	$24.68	$20.21	$15.63	$22.99
Number of accumulation units outstanding at end of period	6,695	6,273	6,741	6,991	7,791	30,488	27,041	25,493	23,182	20,060

CFI 65

Condensed Financial Information (continued)

TABLE 9

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.09
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	897
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during November 2014)
Value at beginning of period	$17.80	$19.95	$20.08
Value at end of period	$21.99	$17.80	$19.95
Number of accumulation units outstanding at end of period	1,549	1,550	1,550
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.76	$21.03	$21.70	$18.14	$16.60
Value at end of period	$20.81	$20.76	$21.03	$21.70	$18.14
Number of accumulation units outstanding at end of period	1,915,734	1,985,723	1,894,691	1,902,268	1,914,642
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.33	$34.25	$30.74	$23.52	$20.29	$20.91	$17.92	$13.26	$23.18	$19.80
Value at end of period	$36.91	$34.33	$34.25	$30.74	$23.52	$20.29	$20.91	$17.92	$13.26	$23.18
Number of accumulation units outstanding at end of period	2,671,081	3,242,414	3,822,554	4,168,809	4,841,438	1,391	1,432	1,476	1,473	1,482
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.50	$22.49	$20.78	$16.29	$13.95	$13.88	$12.11	$9.34	$16.36	$16.19
Value at end of period	$25.26	$21.50	$22.49	$20.78	$16.29	$13.95	$13.88	$12.11	$9.34	$16.36
Number of accumulation units outstanding at end of period	299,974	397,099	515,650	595,065	760,318	47	47	47	47	47
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.62	$23.07	$20.83	$15.34	$13.44	$13.47	$10.90	$8.53	$16.23	$12.84
Value at end of period	$24.71	$24.62	$23.07	$20.83	$15.34	$13.44	$13.47	$10.90	$8.53	$16.23
Number of accumulation units outstanding at end of period	458	448	511	315	305	205	278	278	278	278
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.03	$16.51	$18.04	$13.90	$11.56	$14.02	$12.45	$9.88	$17.67	$15.13
Value at end of period	$16.10	$17.03	$16.51	$18.04	$13.90	$11.56	$14.02	$12.45	$9.88	$17.67
Number of accumulation units outstanding at end of period	18	16	814	814	813	16	16	16	16	16
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$28.67	$31.09	$31.05	$22.90	$20.40
Value at end of period	$37.15	$28.67	$31.09	$31.05	$22.90
Number of accumulation units outstanding at end of period	126,994	156,172	236,161	292,309	387,199
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.23	$23.21	$20.90	$16.11	$15.16
Value at end of period	$25.76	$22.23	$23.21	$20.90	$16.11
Number of accumulation units outstanding at end of period	227,628	318,872	422,979	546,278	989,289

CFI 66

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$24.77	$23.63	$23.01	$18.23	$17.12
Value at end of period	$25.11	$24.77	$23.63	$23.01	$18.23
Number of accumulation units outstanding at end of period	1,356,793	1,300,804	1,224,475	1,197,039	1,047,104
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during December 2007)
Value at beginning of period	$70.68	$82.61	$87.17	$80.81	$67.18	$82.39	$65.17	$36.02	$69.63	$69.63
Value at end of period	$75.21	$70.68	$82.61	$87.17	$80.81	$67.18	$82.39	$65.17	$36.02	$69.63
Number of accumulation units outstanding at end of period	644	634	631	668	662	0	0	82	82	82
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.09	$24.65	$22.12	$15.76	$15.05
Value at end of period	$27.14	$23.09	$24.65	$22.12	$15.76
Number of accumulation units outstanding at end of period	381	381	381	381	381
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.08	$17.24	$16.04	$13.85	$13.43
Value at end of period	$17.99	$17.08	$17.24	$16.04	$13.85
Number of accumulation units outstanding at end of period	45,973	66,165	79,025	100,762	106,995
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.44	$15.94	$15.53	$17.19	$16.95
Value at end of period	$16.17	$15.44	$15.94	$15.53	$17.19
Number of accumulation units outstanding at end of period	1,159,050	1,139,052	1,263,167	1,618,577	2,507,910
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.50	$7.71	$8.86	$9.08	$8.14	$10.68	$9.26	$5.32	$12.80	$12.80
Value at end of period	$6.88	$6.50	$7.71	$8.86	$9.08	$8.14	$10.68	$9.26	$5.32	$12.80
Number of accumulation units outstanding at end of period	52,116	61,036	70,403	89,453	100,260	0	0	448	448	448
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2012)
Value at beginning of period	$32.69	$34.30	$33.92	$33.33	$31.43
Value at end of period	$34.57	$32.69	$34.30	$33.92	$33.33
Number of accumulation units outstanding at end of period	350	239	287	415	654
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.64	$22.54	$20.72	$15.55	$14.75
Value at end of period	$25.51	$23.64	$22.54	$20.72	$15.55
Number of accumulation units outstanding at end of period	981,432	1,197,836	1,367,587	1,523,907	1,861,369
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.15	$20.63	$19.51	$16.79	$14.84	$15.11	$13.30	$11.20	$15.65	$14.89
Value at end of period	$21.63	$20.15	$20.63	$19.51	$16.79	$14.84	$15.11	$13.30	$11.20	$15.65
Number of accumulation units outstanding at end of period	246,612	286,900	340,383	356,950	423,939	7	37	37	37	37
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.96	$14.66	$14.66	$15.50	$14.43	$13.98	$11.99	$9.91	$11.90	$10.88
Value at end of period	$14.77	$13.96	$14.66	$14.66	$15.50	$14.43	$13.98	$11.99	$9.91	$11.90
Number of accumulation units outstanding at end of period	206,337	178,688	252,241	311,507	562,087	11	11	11	11	11

CFI 67

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.41	$10.03
Value at end of period	$9.93	$9.41
Number of accumulation units outstanding at end of period	1,147,796	1,383,553
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.49	$13.55	$13.61	$13.67	$13.72	$13.78	$13.81	$13.83	$13.53	$12.93
Value at end of period	$13.45	$13.49	$13.55	$13.61	$13.67	$13.72	$13.78	$13.81	$13.83	$13.53
Number of accumulation units outstanding at end of period	1,994,755	2,196,118	2,320,181	2,663,419	2,886,563	335	335	335	335	54
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.65	$16.96	$15.39	$11.83	$10.27	$10.34	$9.10	$7.02	$11.31	$10.57
Value at end of period	$18.19	$16.65	$16.96	$15.39	$11.83	$10.27	$10.34	$9.10	$7.02	$11.31
Number of accumulation units outstanding at end of period	233,310	297,115	341,192	406,465	27,270	2,079	2,351	2,710	2,983	3,132
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.61	$19.08	$18.95	$18.02	$17.33
Value at end of period	$21.24	$18.61	$19.08	$18.95	$18.02
Number of accumulation units outstanding at end of period	320	432	248	761	773
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.76	$21.67	$19.12	$14.45	$12.68	$12.75	$11.24	$9.16	$14.66	$14.02
Value at end of period	$23.89	$21.76	$21.67	$19.12	$14.45	$12.68	$12.75	$11.24	$9.16	$14.66
Number of accumulation units outstanding at end of period	95,535	104,651	126,195	165,374	182,146	634	743	733	721	711
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$41.84	$42.79	$39.23	$29.29	$28.03
Value at end of period	$49.21	$41.84	$42.79	$39.23	$29.29
Number of accumulation units outstanding at end of period	366,773	487,826	641,221	815,660	1,121,981
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$29.18	$30.28	$28.85	$20.31	$19.48
Value at end of period	$36.98	$29.18	$30.28	$28.85	$20.31
Number of accumulation units outstanding at end of period	91,919	102,701	115,026	142,368	172,936
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.42	$22.39	$21.08	$21.20	$19.47	$18.19	$16.63	$14.97	$16.43	$15.57
Value at end of period	$23.28	$22.42	$22.39	$21.08	$21.20	$19.47	$18.19	$16.63	$14.97	$16.43
Number of accumulation units outstanding at end of period	1,546,750	1,778,000	2,187,252	2,515,405	3,472,123	929	893	854	809	767
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$9.38	$9.51	$10.16	$8.40	$7.61
Value at end of period	$9.42	$9.38	$9.51	$10.16	$8.40
Number of accumulation units outstanding at end of period	55,685	63,137	63,119	65,044	64,971
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.08	$18.01	$15.92	$12.22	$10.39	$10.33
Value at end of period	$19.74	$19.08	$18.01	$15.92	$12.22	$10.39
Number of accumulation units outstanding at end of period	4,305,697	4,268,668	4,120,649	3,960,709	3,517,495	824
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.68	$14.39	$13.13	$10.08	$9.80
Value at end of period	$15.51	$13.68	$14.39	$13.13	$10.08
Number of accumulation units outstanding at end of period	447,456	520,889	607,733	759,777	501,018

CFI 68

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$28.38	$28.37	$26.18	$21.79
Value at end of period	$30.31	$28.38	$28.37	$26.18
Number of accumulation units outstanding at end of period	68,025	78,808	87,492	103,577
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.49	$16.63	$14.48	$11.14	$10.93
Value at end of period	$17.87	$16.49	$16.63	$14.48	$11.14
Number of accumulation units outstanding at end of period	31,914	32,981	39,117	45,394	60,748
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.16	$15.90	$14.15	$10.76	$10.61
Value at end of period	$17.85	$16.16	$15.90	$14.15	$10.76
Number of accumulation units outstanding at end of period	2,034,116	901,134	721,401	536,370	414,136
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.29	$22.22	$19.89	$15.20	$14.68
Value at end of period	$24.44	$21.29	$22.22	$19.89	$15.20
Number of accumulation units outstanding at end of period	12,346	13,934	14,572	15,219	18,720
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$26.51	$26.84	$24.27	$18.07	$17.48
Value at end of period	$28.19	$26.51	$26.84	$24.27	$18.07
Number of accumulation units outstanding at end of period	30,983	36,622	41,322	44,341	48,090
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.06	$17.64	$15.72	$11.77	$11.23
Value at end of period	$19.26	$17.06	$17.64	$15.72	$11.77
Number of accumulation units outstanding at end of period	2,940,485	2,380,071	1,787,419	1,431,893	989,497
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.78	$17.66	$16.91	$12.24	$11.66
Value at end of period	$20.23	$16.78	$17.66	$16.91	$12.24
Number of accumulation units outstanding at end of period	466,910	412,029	365,283	282,839	210,591
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$18.85	$19.11	$18.18	$13.13	$13.51
Value at end of period	$21.28	$18.85	$19.11	$18.18	$13.13
Number of accumulation units outstanding at end of period	820	841	614	21	280
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$36.15	$36.61	$34.51	$25.17	$22.08	$22.74	$18.37	$14.46	$21.07	$19.99
Value at end of period	$44.81	$36.15	$36.61	$34.51	$25.17	$22.08	$22.74	$18.37	$14.46	$21.07
Number of accumulation units outstanding at end of period	2,362	2,142	2,676	2,261	2,704	454	454	454	454	454
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.77	$15.85	$15.08	$13.03	$12.63
Value at end of period	$16.62	$15.77	$15.85	$15.08	$13.03
Number of accumulation units outstanding at end of period	628	627	2,961	628	627

CFI 69

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.45	$16.61	$15.78	$14.67
Value at end of period	$17.40	$16.45	$16.61	$15.78
Number of accumulation units outstanding at end of period	58	58	58	58
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.94	$15.21
Value at end of period	$15.54	$14.94
Number of accumulation units outstanding at end of period	67	67
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$19.50	$19.63	$18.49	$16.57	$14.82	$14.62	$13.23	$11.27	$14.81	$14.06
Value at end of period	$20.52	$19.50	$19.63	$18.49	$16.57	$14.82	$14.62	$13.23	$11.27	$14.81
Number of accumulation units outstanding at end of period	13,144	14,363	15,083	17,457	24,135	21	21	21	21	21
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$17.51	$17.80	$16.78	$13.77	$13.22
Value at end of period	$18.64	$17.51	$17.80	$16.78	$13.77
Number of accumulation units outstanding at end of period	12,036	12,214	13,255	29,099	30,717
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.12	$18.30	$17.23	$14.85	$13.13	$13.27	$11.89	$9.81	$14.17	$13.49
Value at end of period	$19.23	$18.12	$18.30	$17.23	$14.85	$13.13	$13.27	$11.89	$9.81	$14.17
Number of accumulation units outstanding at end of period	50,190	57,084	94,979	129,744	132,212	34	34	34	34	34
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.82	$12.85	$12.21	$12.58	$12.59
Value at end of period	$13.06	$12.82	$12.85	$12.21	$12.58
Number of accumulation units outstanding at end of period	245,841	199,170	202,586	134,756	170,041
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$30.30	$30.97	$27.66	$21.15	$19.97
Value at end of period	$37.42	$30.30	$30.97	$27.66	$21.15
Number of accumulation units outstanding at end of period	218,774	298,326	431,450	535,374	789,233
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$31.23	$33.03	$31.80	$23.00	$21.74
Value at end of period	$32.75	$31.23	$33.03	$31.80	$23.00
Number of accumulation units outstanding at end of period	499,875	803,513	1,034,375	1,228,228	1,548,031
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.16	$14.43	$12.71	$12.28	$11.41
Value at end of period	$14.22	$14.16	$14.43	$12.71	$12.28
Number of accumulation units outstanding at end of period	1,836,236	1,794,423	1,720,150	1,646,652	1,466,094
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.03	$17.59	$13.61	$13.39	$13.44
Value at end of period	$18.71	$18.03	$17.59	$13.61	$13.39
Number of accumulation units outstanding at end of period	368,100	395,863	444,421	505,347	651,553

CFI 70

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$31.96	$31.17	$27.76	$20.69	$20.12
Value at end of period	$34.49	$31.96	$31.17	$27.76	$20.69
Number of accumulation units outstanding at end of period	15,454	16,843	17,042	23,993	24,837
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.92	$23.41	$22.18	$16.38	$15.74
Value at end of period	$25.50	$22.92	$23.41	$22.18	$16.38
Number of accumulation units outstanding at end of period	3,687	3,614	3,518	4,455	4,422
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.13	$22.58	$20.78	$15.46	$14.60
Value at end of period	$24.78	$21.13	$22.58	$20.78	$15.46
Number of accumulation units outstanding at end of period	31,427	32,183	35,301	33,528	38,244
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.86	$19.34	$17.83	$14.33	$12.77	$12.96	$11.60	$9.49	$12.45	$12.07
Value at end of period	$21.64	$18.86	$19.34	$17.83	$14.33	$12.77	$12.96	$11.60	$9.49	$12.45
Number of accumulation units outstanding at end of period	443	2,170	2,171	2,166	6,737	0	131	131	147	183
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.14	$19.81	$18.07	$13.56	$13.16
Value at end of period	$22.86	$19.14	$19.81	$18.07	$13.56
Number of accumulation units outstanding at end of period	0	0	25	25	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$32.71	$33.88	$29.60	$22.60	$22.30
Value at end of period	$37.35	$32.71	$33.88	$29.60	$22.60
Number of accumulation units outstanding at end of period	49	0	0	0	217
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.89	$24.92	$23.10	$16.70	$15.90
Value at end of period	$28.92	$23.89	$24.92	$23.10	$16.70
Number of accumulation units outstanding at end of period	928	928	937	1,240	1,097
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78
Value at end of period	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62
Number of accumulation units outstanding at end of period	237,353	296,475	339,674	361,415	424,803	1,556	1,779	1,975	2,187	2,211
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.87	$19.88	$19.90	$17.79	$17.02
Value at end of period	$21.47	$18.87	$19.88	$19.90	$17.79
Number of accumulation units outstanding at end of period	65,017	84,714	90,413	118,395	171,400
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.53	$22.46	$20.12	$16.54	$16.03
Value at end of period	$25.31	$23.53	$22.46	$20.12	$16.54
Number of accumulation units outstanding at end of period	6,305	8,440	5,879	5,283	5,016
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14
Value at end of period	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70
Number of accumulation units outstanding at end of period	226,338	118,511	135,909	153,926	187,467	920	910	946	892	841

CFI 71

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$25.18	$27.17	$25.40	$19.67	$18.85
Value at end of period	$29.78	$25.18	$27.17	$25.40	$19.67
Number of accumulation units outstanding at end of period	748,627	947,875	1,236,187	1,602,801	2,409,214
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$31.29	$28.36	$26.21	$18.91	$15.97	$16.22	$13.94	$9.80	$17.03	$15.56
Value at end of period	$31.62	$31.29	$28.36	$26.21	$18.91	$15.97	$16.22	$13.94	$9.80	$17.03
Number of accumulation units outstanding at end of period	1,383,553	1,501,278	1,362,589	1,370,290	1,311,004	231	319	362	361	361
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.47	$16.70	$16.96	$14.90	$13.67
Value at end of period	$16.70	$16.47	$16.70	$16.96	$14.90
Number of accumulation units outstanding at end of period	11,926	13,876	17,208	20,545	27,643
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.01	$10.41	$11.19	$9.35	$7.90	$9.01	$8.32	$6.32	$10.20
Value at end of period	$10.15	$10.01	$10.41	$11.19	$9.35	$7.90	$9.01	$8.32	$6.32
Number of accumulation units outstanding at end of period	220,962	259,619	266,971	237,319	214,039	68	68	147	153
WANGER INTERNATIONAL
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.57	$12.61	$13.26	$10.88	$10.08
Value at end of period	$12.34	$12.57	$12.61	$13.26	$10.88
Number of accumulation units outstanding at end of period	1,082,071	1,033,719	964,404	956,076	843,353
WANGER SELECT
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.96	$23.00	$22.40	$16.72	$16.00
Value at end of period	$25.91	$22.96	$23.00	$22.40	$16.72
Number of accumulation units outstanding at end of period	216,392	259,350	292,229	345,743	481,156
WANGER USA
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.91	$24.17	$23.17	$17.40	$16.55
Value at end of period	$27.06	$23.91	$24.17	$23.17	$17.40
Number of accumulation units outstanding at end of period	1,010,304	1,004,826	1,008,822	1,054,435	940,449
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.82	$20.96	$18.94	$14.43	$14.16
Value at end of period	$23.49	$20.82	$20.96	$18.94	$14.43
Number of accumulation units outstanding at end of period	164	164	164	164	164

CFI 72

Condensed Financial Information (continued)

TABLE 10

FOR CERTAIN OPTIONAL RETIREMENT PRODUCT CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% ISSUED BEGINNING IN OCTOBER, 2012 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.00	$20.17	$18.46	$12.84	$12.69
Value at end of period	$22.23	$18.00	$20.17	$18.46	$12.84
Number of accumulation units outstanding at end of period	265,783	314,253	477,129	327,874	14,849
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.82	$12.69	$12.10	$10.68
Value at end of period	$15.42	$11.82	$12.69	$12.10
Number of accumulation units outstanding at end of period	10,454	6,642	4,801	187
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.56	$10.70	$11.04	$9.23	$8.85
Value at end of period	$10.59	$10.56	$10.70	$11.04	$9.23
Number of accumulation units outstanding at end of period	732,263	578,037	437,705	176,382	17,281
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.88	$14.85	$13.33	$10.20	$10.37
Value at end of period	$16.00	$14.88	$14.85	$13.33	$10.20
Number of accumulation units outstanding at end of period	2,282,876	1,959,659	1,602,285	1,290,100	243,032
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.83	$13.42	$12.40	$9.72	$9.40
Value at end of period	$15.07	$12.83	$13.42	$12.40	$9.72
Number of accumulation units outstanding at end of period	43,775	17,485	8,828	5,196	3,062
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.99	$16.26	$16.24	$11.97	$11.12
Value at end of period	$19.43	$14.99	$16.26	$16.24	$11.97
Number of accumulation units outstanding at end of period	64,278	50,260	43,989	29,728	1,758
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.79	$14.39	$12.96	$9.99	$9.68
Value at end of period	$15.97	$13.79	$14.39	$12.96	$9.99
Number of accumulation units outstanding at end of period	305,377	250,765	159,993	163,700	82,360
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.23	$10.28	$9.76	$9.56
Value at end of period	$10.42	$10.23	$10.28	$9.76
Number of accumulation units outstanding at end of period	167,843	101,870	103,982	21,146
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.79	$17.92	$16.08	$11.46	$11.09
Value at end of period	$19.73	$16.79	$17.92	$16.08	$11.46
Number of accumulation units outstanding at end of period	194,185	212,926	344,888	239,520	12,465

CFI 73

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.45	$12.47	$11.87	$12.17	$12.15
Value at end of period	$12.73	$12.45	$12.47	$11.87	$12.17
Number of accumulation units outstanding at end of period	12,282	7,061	1,565	5,620	19
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.09	$13.40	$12.67	$10.91	$10.84
Value at end of period	$14.05	$13.09	$13.40	$12.67	$10.91
Number of accumulation units outstanding at end of period	227,285	181,195	148,775	106,702	25,193
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.22	$12.83	$12.83	$13.42	$13.31
Value at end of period	$12.93	$12.22	$12.83	$12.83	$13.42
Number of accumulation units outstanding at end of period	32,724	24,762	24,273	15,661	1,488
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.41	$10.03
Value at end of period	$9.93	$9.41
Number of accumulation units outstanding at end of period	735,802	637,814
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$9.81	$10.20	$10.27
Value at end of period	$10.43	$9.81	$10.20
Number of accumulation units outstanding at end of period	6,692	1,106	94
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.43	$10.43	$10.42	$10.42	$10.42
Value at end of period	$10.45	$10.43	$10.43	$10.42	$10.42
Number of accumulation units outstanding at end of period	2,611,207	2,030,346	1,303,310	875,724	201,278
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.75	$15.03	$13.64	$10.48	$10.77
Value at end of period	$16.12	$14.75	$15.03	$13.64	$10.48
Number of accumulation units outstanding at end of period	25,148	15,524	8,779	4,580	160
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$14.96	$14.91	$13.15	$11.68
Value at end of period	$16.43	$14.96	$14.91	$13.15
Number of accumulation units outstanding at end of period	24	24	24	24
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.11	$16.48	$15.11	$11.28	$11.07
Value at end of period	$18.95	$16.11	$16.48	$15.11	$11.28
Number of accumulation units outstanding at end of period	864,260	676,305	535,363	475,274	123,940
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.08	$14.06	$13.24	$13.32	$13.15
Value at end of period	$14.62	$14.08	$14.06	$13.24	$13.32
Number of accumulation units outstanding at end of period	1,694,246	1,417,954	1,082,641	851,031	266,551

CFI 74

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.57	$9.70	$10.36	$8.57	$8.08
Value at end of period	$9.61	$9.57	$9.70	$10.36	$8.57
Number of accumulation units outstanding at end of period	109,758	126,123	154,603	110,363	5,648
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.24	$18.17	$16.06	$12.32	$12.25
Value at end of period	$19.91	$19.24	$18.17	$16.06	$12.32
Number of accumulation units outstanding at end of period	270,007	127,315	99,714	59,345	6,812
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.60	$15.35	$14.00	$10.75	$10.70
Value at end of period	$16.55	$14.60	$15.35	$14.00	$10.75
Number of accumulation units outstanding at end of period	103,709	199,283	412,489	200,256	30
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.00	$18.99	$17.52	$14.59
Value at end of period	$20.29	$19.00	$18.99	$17.52
Number of accumulation units outstanding at end of period	101,395	13,280	2,019	630
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.41	$17.99	$16.03	$12.00	$11.80
Value at end of period	$19.65	$17.41	$17.99	$16.03	$12.00
Number of accumulation units outstanding at end of period	152,160	103,205	63,971	39,755	4,344
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.12	$18.02	$17.25	$12.49	$12.15
Value at end of period	$20.64	$17.12	$18.02	$17.25	$12.49
Number of accumulation units outstanding at end of period	173,982	113,289	87,840	74,017	11,204
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.33	$18.58	$17.67	$12.77	$12.65
Value at end of period	$20.69	$18.33	$18.58	$17.67	$12.77
Number of accumulation units outstanding at end of period	65,937	44,572	35,771	30,752	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.81	$17.02	$16.05	$11.70	$11.49
Value at end of period	$20.83	$16.81	$17.02	$16.05	$11.70
Number of accumulation units outstanding at end of period	20,157	9,070	2,262	1,897	75
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.28	$12.34	$11.74	$10.14	$9.91
Value at end of period	$12.94	$12.28	$12.34	$11.74	$10.14
Number of accumulation units outstanding at end of period	17,259	9,682	6,847	1,760	323
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.34	$12.46	$11.84	$9.88	$9.71
Value at end of period	$13.05	$12.34	$12.46	$11.84	$9.88
Number of accumulation units outstanding at end of period	63,805	44,669	25,161	6,187	229

CFI 75

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.23	$12.40	$11.74	$9.55	$9.30
Value at end of period	$12.95	$12.23	$12.40	$11.74	$9.55
Number of accumulation units outstanding at end of period	31,780	16,561	7,556	2,882	180
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$16.33	$16.54	$15.64	$12.72	$12.46
Value at end of period	$17.30	$16.33	$16.54	$15.64	$12.72
Number of accumulation units outstanding at end of period	20,119	12,420	4,587	1,600	213
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$13.09	$13.14	$12.48	$11.72	$11.65
Value at end of period	$13.62	$13.09	$13.14	$12.48	$11.72
Number of accumulation units outstanding at end of period	241,239	262,018	284,148	171,929	11
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.07	$13.10	$12.45	$12.83	$12.84
Value at end of period	$13.32	$13.07	$13.10	$12.45	$12.83
Number of accumulation units outstanding at end of period	47,755	45,124	14,407	6,666	1,338
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.59	$15.49	$13.72	$10.44	$10.45
Value at end of period	$17.33	$15.59	$15.49	$13.72	$10.44
Number of accumulation units outstanding at end of period	644,758	487,596	374,962	226,622	11,424
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.73	$19.15	$17.10	$13.08	$12.76
Value at end of period	$23.13	$18.73	$19.15	$17.10	$13.08
Number of accumulation units outstanding at end of period	500,461	444,232	541,526	423,778	73,666
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.11	$17.04	$16.41	$11.87	$11.51
Value at end of period	$16.89	$16.11	$17.04	$16.41	$11.87
Number of accumulation units outstanding at end of period	560,813	561,518	637,384	500,426	77,928
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$14.20	$15.17	$13.97	$10.39	$9.68
Value at end of period	$16.66	$14.20	$15.17	$13.97	$10.39
Number of accumulation units outstanding at end of period	240,935	354,880	586,821	317,422	4,894
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.16	$15.55	$14.34	$11.53	$11.69
Value at end of period	$17.40	$15.16	$15.55	$14.34	$11.53
Number of accumulation units outstanding at end of period	26,062	17,766	17,603	2,435	1,936
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.83	$18.47	$16.14	$12.32	$12.19
Value at end of period	$20.36	$17.83	$18.47	$16.14	$12.32
Number of accumulation units outstanding at end of period	0	0	0	0	17

CFI 76

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.92	$13.43	$13.18	$10.42	$9.87
Value at end of period	$13.89	$13.92	$13.43	$13.18	$10.42
Number of accumulation units outstanding at end of period	189,405	48,172	11,988	5,598	105
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.91	$17.81	$17.83	$15.94	$15.69
Value at end of period	$19.24	$16.91	$17.81	$17.83	$15.94
Number of accumulation units outstanding at end of period	401,104	462,651	685,504	256,968	5,994
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$17.75	$17.48	$15.70	$11.67	$11.70
Value at end of period	$18.98	$17.75	$17.48	$15.70	$11.67
Number of accumulation units outstanding at end of period	65,074	29,171	3,344	287	8
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.34	$14.40	$13.46	$10.42	$10.40
Value at end of period	$15.78	$13.34	$14.40	$13.46	$10.42
Number of accumulation units outstanding at end of period	1,042,379	896,259	1,069,026	750,944	160,073
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.35	$16.63	$15.37	$11.09	$11.35
Value at end of period	$18.54	$18.35	$16.63	$15.37	$11.09
Number of accumulation units outstanding at end of period	1,003,128	768,906	495,744	391,431	84,100
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$10.22	$10.62	$11.42	$9.54	$8.95
Value at end of period	$10.36	$10.22	$10.62	$11.42	$9.54
Number of accumulation units outstanding at end of period	42,062	36,870	18,755	7,693	2,937
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.08	$15.18	$13.72	$10.45	$10.60
Value at end of period	$17.02	$15.08	$15.18	$13.72	$10.45
Number of accumulation units outstanding at end of period	105,560	57,798	11,501	4,914	2,609

TABLE 11

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.80	$21.38	$20.51	$15.30	$13.38	$14.19	$13.02	$12.38
Value at end of period	$22.13	$21.80	$21.38	$20.51	$15.30	$13.38	$14.19	$13.02
Number of accumulation units outstanding at end of period	2,062	2,391	1,785	1,354	1,017	627	349	1,359

CFI 77

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$16.57	$16.73	$14.74	$12.06	$10.90	$11.16	$9.68	$9.03
Value at end of period	$17.75	$16.57	$16.73	$14.74	$12.06	$10.90	$11.16	$9.68
Number of accumulation units outstanding at end of period	5,224	16,568	16,272	20,343	18,745	19,896	10,062	3,585
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$16.68	$17.26	$15.90	$12.32	$11.29	$11.13	$9.97	$9.43
Value at end of period	$18.15	$16.68	$17.26	$15.90	$12.32	$11.29	$11.13	$9.97
Number of accumulation units outstanding at end of period	17,821	26,357	30,948	28,083	20,290	17,813	7,440	1,604
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.11	$12.44	$12.17	$13.46	$12.68	$11.28	$10.75	$10.20
Value at end of period	$12.62	$12.11	$12.44	$12.17	$13.46	$12.68	$11.28	$10.75
Number of accumulation units outstanding at end of period	7,803	15,056	11,402	12,914	33,093	18,128	13,725	8,279
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.34	$9.95
Value at end of period	$9.93	$9.34
Number of accumulation units outstanding at end of period	21,639	2,918
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$28.28	$29.63	$26.84	$18.65	$15.58	$17.66	$16.74
Value at end of period	$32.52	$28.28	$29.63	$26.84	$18.65	$15.58	$17.66
Number of accumulation units outstanding at end of period	4,273	4,725	4,185	3,572	1,810	1,579	850
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.50	$12.02	$12.20	$9.79	$7.85	$8.51	$8.07	$5.80	$8.94
Value at end of period	$10.33	$11.50	$12.02	$12.20	$9.79	$7.85	$8.51	$8.07	$5.80
Number of accumulation units outstanding at end of period	17,381	24,166	21,788	14,330	5,528	4,979	4,307	3,790	3,808
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.75	$19.91	$18.23	$12.68	$10.94	$11.85
Value at end of period	$21.92	$17.75	$19.91	$18.23	$12.68	$10.94
Number of accumulation units outstanding at end of period	10,134	11,337	5,482	3,574	603	1,591
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.18	$9.27
Value at end of period	$10.54	$9.18
Number of accumulation units outstanding at end of period	850	69
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.11	$10.37
Value at end of period	$9.45	$10.11
Number of accumulation units outstanding at end of period	38,837	23,513
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$22.94	$24.77	$23.39	$17.64	$15.66	$15.83	$13.86
Value at end of period	$27.92	$22.94	$24.77	$23.39	$17.64	$15.66	$15.83
Number of accumulation units outstanding at end of period	5,111	5,250	8,927	5,640	4,025	3,988	1,891

CFI 78

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.25	$19.78	$18.14	$15.45	$14.05	$13.50	$12.11	$9.71	$14.21	$13.90
Value at end of period	$20.66	$19.25	$19.78	$18.14	$15.45	$14.05	$13.50	$12.11	$9.71	$14.21
Number of accumulation units outstanding at end of period	9,538	9,766	10,029	15,915	21,225	16,810	12,450	13,253	11,277	6,215
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.19	$14.54	$11.22	$10.94	$10.75
Value at end of period	$15.96	$15.19	$14.54	$11.22	$10.94
Number of accumulation units outstanding at end of period	7,418	5,221	15,633	2,416	1,253
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.83	$14.22	$12.79	$9.82	$8.59	$9.09	$7.86	$6.20	$8.84
Value at end of period	$15.80	$13.83	$14.22	$12.79	$9.82	$8.59	$9.09	$7.86	$6.20
Number of accumulation units outstanding at end of period	14,037	23,484	20,186	17,041	17,106	6,788	31,277	8,607	1,352
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.35	$16.27	$14.60	$10.86	$9.37	$9.83	$8.04	$6.11	$8.96
Value at end of period	$17.40	$15.35	$16.27	$14.60	$10.86	$9.37	$9.83	$8.04	$6.11
Number of accumulation units outstanding at end of period	7,158	7,058	5,861	4,708	3,310	2,029	865	343	239
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$11.80	$12.68	$12.09	$11.57
Value at end of period	$15.39	$11.80	$12.68	$12.09
Number of accumulation units outstanding at end of period	500	226	206	2
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.64	$20.92	$21.60	$18.06	$15.23	$17.71	$16.27	$11.75	$19.88	$16.80
Value at end of period	$20.68	$20.64	$20.92	$21.60	$18.06	$15.23	$17.71	$16.27	$11.75	$19.88
Number of accumulation units outstanding at end of period	278,060	308,857	331,202	329,833	287,712	2,079,790	2,104,935	1,915,626	1,541,793	1,011,770
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.55	$35.49	$31.86	$24.39	$21.06	$21.71	$18.61	$13.78	$24.10	$20.60
Value at end of period	$38.20	$35.55	$35.49	$31.86	$24.39	$21.06	$21.71	$18.61	$13.78	$24.10
Number of accumulation units outstanding at end of period	578,670	638,002	619,617	714,618	716,659	2,604,172	2,415,531	2,280,121	2,189,447	1,753,796
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.16	$23.19	$21.44	$16.82	$14.41	$14.34	$12.52	$9.66	$16.93	$16.76
Value at end of period	$26.03	$22.16	$23.19	$21.44	$16.82	$14.41	$14.34	$12.52	$9.66	$16.93
Number of accumulation units outstanding at end of period	135,851	147,630	155,457	188,464	222,004	1,262,993	1,303,760	1,418,008	1,444,799	1,241,963
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.63	$24.03	$21.70	$16.00	$14.02	$14.06	$11.38	$8.91	$16.96	$13.42
Value at end of period	$25.70	$25.63	$24.03	$21.70	$16.00	$14.02	$14.06	$11.38	$8.91	$16.96
Number of accumulation units outstanding at end of period	221,518	254,876	259,286	270,201	301,443	286,047	399,939	417,864	327,083	245,182
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.21	$17.66	$19.31	$14.88	$12.38	$15.02	$13.35	$10.60	$18.96	$16.25
Value at end of period	$17.20	$18.21	$17.66	$19.31	$14.88	$12.38	$15.02	$13.35	$10.60	$18.96
Number of accumulation units outstanding at end of period	21,543	26,161	26,054	29,106	36,681	28,173	40,790	43,425	50,712	45,025
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.46	$30.88	$30.86	$22.77	$19.33	$20.18	$15.82	$12.31	$18.47	$19.01
Value at end of period	$36.87	$28.46	$30.88	$30.86	$22.77	$19.33	$20.18	$15.82	$12.31	$18.47
Number of accumulation units outstanding at end of period	20,745	21,010	15,976	37,985	35,540	772,940	834,708	835,057	808,893	637,501

CFI 79

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.29	$14.87	$13.72	$10.49	$9.00	$9.22	$8.13	$6.13	$9.08
Value at end of period	$17.11	$15.29	$14.87	$13.72	$10.49	$9.00	$9.22	$8.13	$6.13
Number of accumulation units outstanding at end of period	93,630	111,193	222,954	218,834	194,592	89,862	69,725	20,641	4,779
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.99	$18.90	$18.17	$14.14	$12.87	$13.80	$12.74
Value at end of period	$20.05	$17.99	$18.90	$18.17	$14.14	$12.87	$13.80
Number of accumulation units outstanding at end of period	0	330	273	217	153	353	236
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.80	$54.37	$50.39	$36.14	$37.19
Value at end of period	$57.80	$56.80	$54.37	$50.39	$36.14
Number of accumulation units outstanding at end of period	4,834	5,582	6,151	6,097	5,931
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.05	$17.11	$15.90	$12.37	$10.91	$10.97	$10.07	$7.89	$11.35	$10.55
Value at end of period	$17.60	$16.05	$17.11	$15.90	$12.37	$10.91	$10.97	$10.07	$7.89	$11.35
Number of accumulation units outstanding at end of period	25,041	23,841	26,623	31,722	32,624	23,759	33,378	36,216	34,384	19,827
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.49	$11.37
Value at end of period	$10.62	$10.49
Number of accumulation units outstanding at end of period	11,975	9,110
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$35.84	$35.80	$33.16	$27.73	$24.53	$24.26	$22.49	$17.96	$21.44	$19.50
Value at end of period	$37.30	$35.84	$35.80	$33.16	$27.73	$24.53	$24.26	$22.49	$17.96	$21.44
Number of accumulation units outstanding at end of period	112	105	97	132	202	191	196	186	160	140
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$36.06	$34.84	$31.12	$23.62	$20.24	$20.64	$16.48	$11.44	$20.42	$16.82
Value at end of period	$40.32	$36.06	$34.84	$31.12	$23.62	$20.24	$20.64	$16.48	$11.44	$20.42
Number of accumulation units outstanding at end of period	90	84	78	124	214	201	204	192	168	152
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.88	$24.95	$23.90	$24.05	$22.31	$21.01	$19.55	$17.36	$16.45	$15.45
Value at end of period	$25.37	$24.88	$24.95	$23.90	$24.05	$22.31	$21.01	$19.55	$17.36	$16.45
Number of accumulation units outstanding at end of period	21	21	21	21	21	21	21	21	22	21
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$18.57	$19.10	$17.87	$13.98	$11.70	$13.63	$11.83	$8.63	$15.68	$14.38
Value at end of period	$18.86	$18.57	$19.10	$17.87	$13.98	$11.70	$13.63	$11.83	$8.63	$15.68
Number of accumulation units outstanding at end of period	83	68	54	76	200	173	245	225	183	221
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$23.38	$22.30	$19.84	$15.30	$12.96	$13.76	$12.07	$8.90	$14.84	$12.96
Value at end of period	$23.38	$23.38	$22.30	$19.84	$15.30	$12.96	$13.76	$12.07	$8.90	$14.84
Number of accumulation units outstanding at end of period	135	125	115	137	258	237	222	204	162	127
LAZARAD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2016)
Value at beginning of period	$9.85
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	1,781

CFI 80

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.41	$18.15	$17.36	$12.87	$11.14	$11.41	$9.19	$7.19	$9.40
Value at end of period	$21.86	$17.41	$18.15	$17.36	$12.87	$11.14	$11.41	$9.19	$7.19
Number of accumulation units outstanding at end of period	42,802	49,883	56,417	53,946	43,599	24,094	11,626	5,130	1,313
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$22.07	$23.05	$20.78	$16.02	$14.06	$14.72	$11.79	$9.36	$15.51	$15.50
Value at end of period	$25.56	$22.07	$23.05	$20.78	$16.02	$14.06	$14.72	$11.79	$9.36	$15.51
Number of accumulation units outstanding at end of period	38,275	43,944	45,448	50,017	53,567	54,943	104,044	107,341	109,356	84,275
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.13
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	8,683
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.22	$10.28	$9.76	$9.67
Value at end of period	$10.40	$10.22	$10.28	$9.76
Number of accumulation units outstanding at end of period	69,219	57,392	65,711	47,704
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$17.49	$17.68	$16.11	$11.73	$10.64	$11.03	$9.05	$6.98	$11.48	$10.75
Value at end of period	$19.12	$17.49	$17.68	$16.11	$11.73	$10.64	$11.03	$9.05	$6.98	$11.48
Number of accumulation units outstanding at end of period	26,477	29,507	32,549	32,938	27,105	18,134	12,844	5,037	593	399
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$24.63	$23.51	$22.90	$18.15	$15.10	$16.43	$14.65	$10.71	$17.32	$15.02
Value at end of period	$24.96	$24.63	$23.51	$22.90	$18.15	$15.10	$16.43	$14.65	$10.71	$17.32
Number of accumulation units outstanding at end of period	179,291	168,461	160,278	155,923	138,400	866,891	791,091	632,682	494,220	228,690
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$70.13	$82.02	$86.59	$80.32	$66.79	$81.96	$64.87	$35.87	$69.37	$52.09
Value at end of period	$74.59	$70.13	$82.02	$86.59	$80.32	$66.79	$81.96	$64.87	$35.87	$69.37
Number of accumulation units outstanding at end of period	39,097	44,665	50,166	54,751	47,388	412,465	395,735	290,951	176,630	129,545
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$37.54	$36.29	$35.66	$28.15	$23.33	$25.57	$22.16	$15.93	$26.77	$25.31
Value at end of period	$37.38	$37.54	$36.29	$35.66	$28.15	$23.33	$25.57	$22.16	$15.93	$26.77
Number of accumulation units outstanding at end of period	2	2	2	50	64	66	113	115	123	159
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(NON-SERVICE SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$22.72	$23.37	$22.84	$22.98	$20.34	$20.27	$17.72	$14.99	$18.04
Value at end of period	$24.09	$22.72	$23.37	$22.84	$22.98	$20.34	$20.27	$17.72	$14.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.97	$24.53	$22.03	$15.70	$13.37	$13.74	$11.19	$8.20	$13.25	$13.48
Value at end of period	$26.98	$22.97	$24.53	$22.03	$15.70	$13.37	$13.74	$11.19	$8.20	$13.25
Number of accumulation units outstanding at end of period	50,648	50,718	52,324	46,852	42,541	31,594	29,918	22,958	11,496	1,890
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.95	$17.12	$15.93	$13.76	$12.43	$12.72	$11.43	$9.47	$13.73	$12.61
Value at end of period	$17.84	$16.95	$17.12	$15.93	$13.76	$12.43	$12.72	$11.43	$9.47	$13.73
Number of accumulation units outstanding at end of period	22,311	19,733	19,518	19,103	16,580	174,373	201,644	214,682	205,673	58,216

CFI 81

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$5.45	$5.35
Value at end of period	$6.21	$5.45
Number of accumulation units outstanding at end of period	2,934	2,021
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.35	$15.85	$15.46	$17.11	$15.81	$14.23	$13.23	$11.23	$12.15	$11.04
Value at end of period	$16.06	$15.35	$15.85	$15.46	$17.11	$15.81	$14.23	$13.23	$11.23	$12.15
Number of accumulation units outstanding at end of period	88,969	120,986	106,862	127,592	153,264	1,671,696	1,422,721	862,847	413,595	191,317
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.47	$7.68	$8.83	$9.05	$8.13	$10.66	$9.25	$5.32	$12.79	$10.35
Value at end of period	$6.85	$6.47	$7.68	$8.83	$9.05	$8.13	$10.66	$9.25	$5.32	$12.79
Number of accumulation units outstanding at end of period	14,548	20,645	18,450	20,368	20,441	178,504	291,843	393,992	458,375	385,205
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.83	$18.65	$18.73	$16.80	$14.55	$14.87	$12.66	$7.93	$12.34	$11.72
Value at end of period	$20.27	$17.83	$18.65	$18.73	$16.80	$14.55	$14.87	$12.66	$7.93	$12.34
Number of accumulation units outstanding at end of period	5,451	12,556	12,751	12,034	13,037	6,689	7,353	8,069	9,881	9,288
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.34	$14.05	$13.86	$10.77	$8.87	$10.41	$8.37	$5.48	$8.95
Value at end of period	$15.10	$14.34	$14.05	$13.86	$10.77	$8.87	$10.41	$8.37	$5.48
Number of accumulation units outstanding at end of period	26,679	31,063	16,128	14,352	13,339	10,148	8,614	2,797	1,025
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.96	$10.07
Value at end of period	$10.03	$9.96
Number of accumulation units outstanding at end of period	14,475	491
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$32.45	$34.07	$33.71	$33.14	$28.76	$29.61	$26.41	$22.33	$21.11	$19.14
Value at end of period	$34.30	$32.45	$34.07	$33.71	$33.14	$28.76	$29.61	$26.41	$22.33	$21.11
Number of accumulation units outstanding at end of period	175,012	223,088	218,571	217,859	190,450	1,084,122	1,012,847	768,873	555,983	321,712
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.16	$12.19	$11.60	$11.90	$11.29	$10.66	$9.99	$8.74	$9.78
Value at end of period	$12.43	$12.16	$12.19	$11.60	$11.90	$11.29	$10.66	$9.99	$8.74
Number of accumulation units outstanding at end of period	43,761	43,946	41,347	36,459	29,902	20,920	22,176	11,517	1,854
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$23.50	$22.42	$20.62	$15.49	$12.91	$13.64	$12.21	$9.12	$15.04	$13.64
Value at end of period	$25.35	$23.50	$22.42	$20.62	$15.49	$12.91	$13.64	$12.21	$9.12	$15.04
Number of accumulation units outstanding at end of period	278,137	304,804	313,096	316,623	293,901	3,130,770	3,808,211	3,715,843	2,946,765	1,970,670
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.47	$3.38	$3.71	$7.68	$8.78	$10.30
Value at end of period	$3.59	$2.47	$3.38	$3.71	$7.68	$8.78
Number of accumulation units outstanding at end of period	46,638	20,142	4,509	5,847	3,844	7,516
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.75	$21.25	$20.11	$17.31	$15.31	$15.59	$13.73	$11.58	$16.18	$15.40
Value at end of period	$22.26	$20.75	$21.25	$20.11	$17.31	$15.31	$15.59	$13.73	$11.58	$16.18
Number of accumulation units outstanding at end of period	96,295	102,081	117,382	149,521	176,386	174,928	240,255	286,440	336,347	345,032

CFI 82

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.66	$10.00
Value at end of period	$10.75	$9.66
Number of accumulation units outstanding at end of period	27,965	10,262
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.04	$14.75	$14.76	$15.46	$14.39	$13.95	$12.10	$10.00	$11.90	$10.99
Value at end of period	$14.86	$14.04	$14.75	$14.76	$15.46	$14.39	$13.95	$12.10	$10.00	$11.90
Number of accumulation units outstanding at end of period	98,354	127,552	138,008	138,645	149,121	658,923	714,560	579,987	538,205	391,046
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.40	$10.03
Value at end of period	$9.92	$9.40
Number of accumulation units outstanding at end of period	103,671	123,943
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$9.80	$10.19	$10.38
Value at end of period	$10.42	$9.80	$10.19
Number of accumulation units outstanding at end of period	2,852	331	206
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.25	$17.06	$16.34	$16.73	$16.34	$15.29	$15.33
Value at end of period	$17.44	$17.25	$17.06	$16.34	$16.73	$16.34	$15.29
Number of accumulation units outstanding at end of period	640	189	773	661	1,897	2,721	1,697
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.50	$13.57	$13.63	$13.70	$13.76	$13.83	$13.86	$13.89	$13.60	$12.99
Value at end of period	$13.46	$13.50	$13.57	$13.63	$13.70	$13.76	$13.83	$13.86	$13.89	$13.60
Number of accumulation units outstanding at end of period	161,981	167,707	190,414	502,402	473,852	1,809,847	1,468,184	1,424,386	1,857,131	1,202,284
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.34	$17.68	$16.05	$12.34	$10.72	$10.80	$9.51	$7.34	$11.82	$11.06
Value at end of period	$18.94	$17.34	$17.68	$16.05	$12.34	$10.72	$10.80	$9.51	$7.34	$11.82
Number of accumulation units outstanding at end of period	626,032	705,057	725,398	961,178	839,210	847,975	1,160,834	975,697	1,222,363	1,124,594
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.51	$18.99	$18.86	$17.95	$15.82	$15.23	$13.39	$9.01	$11.69	$11.42
Value at end of period	$21.11	$18.51	$18.99	$18.86	$17.95	$15.82	$15.23	$13.39	$9.01	$11.69
Number of accumulation units outstanding at end of period	34,401	43,772	56,875	58,211	44,498	324,318	274,897	113,811	87,761	59,052
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.93	$22.86	$20.17	$15.25	$13.39	$13.47	$11.88	$9.69	$15.51	$14.85
Value at end of period	$25.16	$22.93	$22.86	$20.17	$15.25	$13.39	$13.47	$11.88	$9.69	$15.51
Number of accumulation units outstanding at end of period	220,294	224,953	212,583	258,044	250,124	450,565	573,609	572,860	594,639	350,930
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.53	$41.48	$38.05	$28.42	$24.27	$24.67	$20.34	$15.52	$24.98	$23.80
Value at end of period	$47.65	$40.53	$41.48	$38.05	$28.42	$24.27	$24.67	$20.34	$15.52	$24.98
Number of accumulation units outstanding at end of period	52,805	60,550	83,602	98,915	108,294	393,949	406,845	416,193	452,410	477,321
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.81	$28.88	$27.52	$19.38	$17.33	$17.55	$14.36	$11.56	$17.49	$18.74
Value at end of period	$35.23	$27.81	$28.88	$27.52	$19.38	$17.33	$17.55	$14.36	$11.56	$17.49
Number of accumulation units outstanding at end of period	48,787	48,883	52,577	56,030	63,279	322,594	355,597	348,307	399,729	341,597

CFI 83

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.19	$16.59	$15.68	$14.33
Value at end of period	$17.38	$16.19	$16.59	$15.68
Number of accumulation units outstanding at end of period	69	13	7	3
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.53	$22.51	$21.20	$21.34	$19.60	$18.32	$16.76	$15.10	$16.58	$15.72
Value at end of period	$23.38	$22.53	$22.51	$21.20	$21.34	$19.60	$18.32	$16.76	$15.10	$16.58
Number of accumulation units outstanding at end of period	387,938	385,940	217,898	263,194	303,039	533,775	539,402	505,538	463,234	389,230
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.35	$9.48	$10.13	$8.38	$7.09	$8.12	$7.57	$5.97
Value at end of period	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09	$8.12	$7.57
Number of accumulation units outstanding at end of period	39,563	44,542	25,960	27,712	23,444	81,043	88,067	78,707
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.03	$17.97	$15.90	$12.20	$10.38	$10.33
Value at end of period	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	440,835	463,177	428,444	385,660	301,417	1,529,431
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.62	$14.32	$13.08	$10.04	$8.80	$8.54	$7.19	$6.42	$9.23	$9.43
Value at end of period	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80	$8.54	$7.19	$6.42	$9.23
Number of accumulation units outstanding at end of period	261,970	325,566	308,867	414,433	344,087	1,000,518	1,059,936	1,345,805	1,238,565	751,731
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$28.18	$28.18	$26.02	$19.81	$17.44	$17.61	$13.58	$9.65	$15.55	$12.43
Value at end of period	$30.08	$28.18	$28.18	$26.02	$19.81	$17.44	$17.61	$13.58	$9.65	$15.55
Number of accumulation units outstanding at end of period	69,330	69,173	65,629	89,008	47,326	28,460	13,627	10,928	5,469	2,496
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$16.42	$16.56	$14.43	$11.10	$10.10	$10.60	$9.17	$7.41	$11.37	$10.85
Value at end of period	$17.77	$16.42	$16.56	$14.43	$11.10	$10.10	$10.60	$9.17	$7.41	$11.37
Number of accumulation units outstanding at end of period	26,219	32,833	30,131	27,641	21,357	87,391	103,764	98,512	119,890	98,451
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.43	$24.69	$21.94	$16.70	$14.66	$14.14	$12.60	$10.71
Value at end of period	$28.02	$26.43	$24.69	$21.94	$16.70	$14.66	$14.14	$12.60
Number of accumulation units outstanding at end of period	47,529	24,095	9,928	6,019	4,270	1,230	5,942	811
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.10	$15.85	$14.11	$10.74	$9.34	$9.15	$8.20	$6.66	$9.02
Value at end of period	$17.77	$16.10	$15.85	$14.11	$10.74	$9.34	$9.15	$8.20	$6.66
Number of accumulation units outstanding at end of period	52,078	48,182	20,554	16,696	19,580	180,713	169,976	142,094	1,423
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.22	$22.16	$19.85	$15.17	$13.15	$13.14	$11.89	$10.07
Value at end of period	$24.34	$21.22	$22.16	$19.85	$15.17	$13.15	$13.14	$11.89
Number of accumulation units outstanding at end of period	12,970	8,141	5,954	5,166	4,811	28,935	22,733	28,787
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.42	$26.77	$24.21	$18.04	$15.70	$16.13	$12.88	$11.42
Value at end of period	$28.08	$26.42	$26.77	$24.21	$18.04	$15.70	$16.13	$12.88
Number of accumulation units outstanding at end of period	3,780	2,243	1,717	3,481	2,939	73,702	50,451	40,684

CFI 84

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.00	$17.58	$15.68	$11.74	$10.08	$10.32	$8.29	$5.94	$9.31
Value at end of period	$19.18	$17.00	$17.58	$15.68	$11.74	$10.08	$10.32	$8.29	$5.94
Number of accumulation units outstanding at end of period	37,184	32,577	22,483	18,552	9,043	43,125	5,757	1,726	554
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.72	$17.60	$16.86	$12.21	$10.58	$11.06	$8.79	$6.98	$10.10
Value at end of period	$20.15	$16.72	$17.60	$16.86	$12.21	$10.58	$11.06	$8.79	$6.98
Number of accumulation units outstanding at end of period	13,726	15,735	10,282	8,266	6,391	28,413	6,556	1,543	787
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$18.98	$18.06	$13.05	$11.39	$11.35	$8.62	$6.61	$10.14	$9.26
Value at end of period	$21.12	$18.72	$18.98	$18.06	$13.05	$11.39	$11.35	$8.62	$6.61	$10.14
Number of accumulation units outstanding at end of period	18,100	22,324	12,828	18,995	14,193	26,828	29,842	23,989	3,213	2,181
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$36.38	$36.85	$34.76	$25.36	$22.26	$22.94	$18.54	$14.60	$21.29	$20.20
Value at end of period	$45.06	$36.38	$36.85	$34.76	$25.36	$22.26	$22.94	$18.54	$14.60	$21.29
Number of accumulation units outstanding at end of period	57,827	60,845	97,718	118,181	113,516	106,197	136,325	134,627	136,964	99,236
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.69	$15.78	$15.02	$12.98	$11.50	$11.92	$10.53	$8.41	$12.79	$12.28
Value at end of period	$16.53	$15.69	$15.78	$15.02	$12.98	$11.50	$11.92	$10.53	$8.41	$12.79
Number of accumulation units outstanding at end of period	318,388	347,993	352,146	430,915	380,122	312,879	350,851	305,840	205,308	86,634
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.36	$16.53	$15.72	$13.12	$11.46	$12.07	$10.59	$8.29	$13.23	$12.63
Value at end of period	$17.30	$16.36	$16.53	$15.72	$13.12	$11.46	$12.07	$10.59	$8.29	$13.23
Number of accumulation units outstanding at end of period	293,666	309,763	320,462	358,954	302,791	329,333	401,710	351,861	228,490	81,083
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.76	$17.01	$16.11	$13.12	$11.42	$12.09	$10.56	$8.17	$13.66	$12.97
Value at end of period	$17.74	$16.76	$17.01	$16.11	$13.12	$11.42	$12.09	$10.56	$8.17	$13.66
Number of accumulation units outstanding at end of period	193,758	197,767	216,569	284,337	248,822	262,725	281,483	231,366	149,503	44,478
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.10	$16.33	$15.44	$12.56	$10.93	$11.58	$10.03
Value at end of period	$17.06	$16.10	$16.33	$15.44	$12.56	$10.93	$11.58
Number of accumulation units outstanding at end of period	46,490	33,581	23,840	40,404	26,979	13,763	3,216
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.77	$12.89	$12.18	$10.59	$9.36	$9.64	$8.59	$8.51
Value at end of period	$13.51	$12.77	$12.89	$12.18	$10.59	$9.36	$9.64	$8.59
Number of accumulation units outstanding at end of period	5,199	18,940	15,818	8,968	251	179	139	88
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.86	$14.92	$14.18	$13.32	$12.20	$12.21	$11.20	$9.60	$11.58	$11.06
Value at end of period	$15.45	$14.86	$14.92	$14.18	$13.32	$12.20	$12.21	$11.20	$9.60	$11.58
Number of accumulation units outstanding at end of period	180,124	198,526	14,056	17,676	18,337	136,479	33,291	39,728	53,963	72,216
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.70	$12.81	$12.20	$11.19	$10.04	$10.16	$9.19	$7.67	$8.05
Value at end of period	$13.38	$12.70	$12.81	$12.20	$11.19	$10.04	$10.16	$9.19	$7.67
Number of accumulation units outstanding at end of period	634	634	1,149	860	11,887	10,590	8,582	6,410	428

CFI 85

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$19.76	$19.90	$18.75	$16.81	$15.04	$14.85	$13.44	$11.46	$15.07	$14.31
Value at end of period	$20.78	$19.76	$19.90	$18.75	$16.81	$15.04	$14.85	$13.44	$11.46	$15.07
Number of accumulation units outstanding at end of period	97,183	82,717	74,680	107,889	110,526	119,694	142,907	70,546	36,749	16,058
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.96	$18.26	$17.22	$14.14	$12.36	$12.80	$11.37	$9.13	$14.35	$13.73
Value at end of period	$19.11	$17.96	$18.26	$17.22	$14.14	$12.36	$12.80	$11.37	$9.13	$14.35
Number of accumulation units outstanding at end of period	430,485	431,378	421,439	437,506	391,045	382,662	349,911	232,238	129,715	52,777
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.49	$18.69	$17.61	$15.18	$13.43	$13.57	$12.17	$10.04	$14.52	$13.83
Value at end of period	$19.62	$18.49	$18.69	$17.61	$15.18	$13.43	$13.57	$12.17	$10.04	$14.52
Number of accumulation units outstanding at end of period	325,017	297,406	291,153	329,306	326,317	420,768	344,429	205,320	156,719	161,701
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.77	$12.80	$12.17	$12.55	$12.15	$11.39	$10.78	$10.29
Value at end of period	$13.00	$12.77	$12.80	$12.17	$12.55	$12.15	$11.39	$10.78
Number of accumulation units outstanding at end of period	28,965	29,186	9,051	8,722	10,124	14,403	8,068	2,626
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.09	$30.78	$27.50	$21.04	$18.17	$18.86	$15.54	$11.51	$15.75	$16.30
Value at end of period	$37.15	$30.09	$30.78	$27.50	$21.04	$18.17	$18.86	$15.54	$11.51	$15.75
Number of accumulation units outstanding at end of period	29,633	31,059	49,274	54,606	51,609	331,086	305,813	143,705	27,666	13,680
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.01	$32.82	$31.61	$22.88	$19.22	$18.89	$15.01	$11.16	$19.09	$18.08
Value at end of period	$32.51	$31.01	$32.82	$31.61	$22.88	$19.22	$18.89	$15.01	$11.16	$19.09
Number of accumulation units outstanding at end of period	56,159	65,821	70,321	85,770	73,720	1,352,670	1,438,458	1,413,949	1,201,988	904,525
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.11	$14.38	$12.67	$12.25	$9.77	$10.35	$8.94	$6.72	$9.75
Value at end of period	$14.16	$14.11	$14.38	$12.67	$12.25	$9.77	$10.35	$8.94	$6.72
Number of accumulation units outstanding at end of period	73,629	84,759	77,377	80,116	79,906	1,017,737	935,985	796,150	628,609
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.94	$17.52	$13.55	$13.35	$11.61	$10.66	$8.37	$6.19	$10.12	$12.36
Value at end of period	$18.61	$17.94	$17.52	$13.55	$13.35	$11.61	$10.66	$8.37	$6.19	$10.12
Number of accumulation units outstanding at end of period	105,585	106,387	87,091	86,076	70,650	964,529	908,569	739,250	808,288	653,933
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$31.73	$30.97	$27.59	$20.58	$18.42	$19.42	$17.42	$13.30	$22.00	$21.23
Value at end of period	$34.23	$31.73	$30.97	$27.59	$20.58	$18.42	$19.42	$17.42	$13.30	$22.00
Number of accumulation units outstanding at end of period	8,557	12,218	12,766	12,755	10,221	47,340	67,444	71,562	39,317	21,209
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.15	$16.73	$16.11	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36	$10.41
Value at end of period	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	25,347	21,655	17,502	13,998	12,229	8,990	7,378	4,507	1,238	14
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.80	$23.30	$22.08	$16.32	$14.31	$16.15	$12.64	$9.13	$15.07	$13.23
Value at end of period	$25.36	$22.80	$23.30	$22.08	$16.32	$14.31	$16.15	$12.64	$9.13	$15.07
Number of accumulation units outstanding at end of period	92,112	99,067	94,107	90,885	83,967	1,201,032	769,394	619,870	295,965	94,324
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.99	$22.44	$20.66	$15.38	$13.03	$13.37	$11.67	$9.13	$14.44	$14.85
Value at end of period	$24.60	$20.99	$22.44	$20.66	$15.38	$13.03	$13.37	$11.67	$9.13	$14.44
Number of accumulation units outstanding at end of period	24,897	31,246	31,648	37,593	37,617	87,185	128,060	123,761	144,880	138,953

CFI 86

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.45	$19.96	$18.41	$14.80	$13.19	$13.40	$11.99	$9.82	$12.89	$12.50
Value at end of period	$22.31	$19.45	$19.96	$18.41	$14.80	$13.19	$13.40	$11.99	$9.82	$12.89
Number of accumulation units outstanding at end of period	199,511	198,376	235,252	271,903	280,556	317,644	610,511	580,703	633,250	581,824
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.04	$19.72	$17.99	$13.51	$11.85	$12.17	$10.87	$8.82	$13.08	$12.81
Value at end of period	$22.72	$19.04	$19.72	$17.99	$13.51	$11.85	$12.17	$10.87	$8.82	$13.08
Number of accumulation units outstanding at end of period	38,621	44,695	85,395	79,567	56,479	364,092	402,373	377,644	327,917	293,847
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.90	$22.56	$22.46	$23.95	$20.21	$24.85	$20.76	$12.16	$25.08	$18.20
Value at end of period	$21.24	$18.90	$22.56	$22.46	$23.95	$20.21	$24.85	$20.76	$12.16	$25.08
Number of accumulation units outstanding at end of period	18,911	21,376	15,426	14,449	20,624	11,049	25,791	26,525	14,500	11,763
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.49	$33.67	$29.43	$22.48	$18.83	$18.58	$15.19	$12.15	$18.24	$17.91
Value at end of period	$37.07	$32.49	$33.67	$29.43	$22.48	$18.83	$18.58	$15.19	$12.15	$18.24
Number of accumulation units outstanding at end of period	60,171	60,853	76,953	71,918	64,300	45,069	42,985	41,638	34,298	22,178
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.77	$24.80	$23.00	$16.64	$14.09	$14.35	$11.38	$8.98	$12.89	$13.17
Value at end of period	$28.75	$23.77	$24.80	$23.00	$16.64	$14.09	$14.35	$11.38	$8.98	$12.89
Number of accumulation units outstanding at end of period	23,742	26,895	14,472	14,686	10,479	246,550	130,890	82,444	65,526	34,384
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$21.41	$20.66	$20.29	$16.04	$13.25	$14.49	$12.55	$9.04	$15.22	$14.35
Value at end of period	$21.35	$21.41	$20.66	$20.29	$16.04	$13.25	$14.49	$12.55	$9.04	$15.22
Number of accumulation units outstanding at end of period	395,536	433,237	440,042	624,600	686,651	1,292,209	1,354,724	1,325,428	1,281,594	1,353,299
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.78	$19.79	$19.82	$17.73	$15.34	$15.53	$13.11	$7.89	$11.23	$10.63
Value at end of period	$21.36	$18.78	$19.79	$19.82	$17.73	$15.34	$15.53	$13.11	$7.89	$11.23
Number of accumulation units outstanding at end of period	13,763	20,386	10,959	16,848	15,467	256,411	217,323	198,272	154,035	136,420
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$23.40	$22.35	$20.03	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02	$12.53
Value at end of period	$25.16	$23.40	$22.35	$20.03	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02
Number of accumulation units outstanding at end of period	467,875	458,057	439,864	416,158	312,198	6,259,063	5,529,761	4,344,384	3,156,636	1,934,744
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.04	$24.67	$22.17	$16.48	$14.27	$14.89	$11.64	$7.99	$14.13	$12.52
Value at end of period	$26.77	$25.04	$24.67	$22.17	$16.48	$14.27	$14.89	$11.64	$7.99	$14.13
Number of accumulation units outstanding at end of period	277,519	297,680	311,707	361,854	395,187	566,674	645,353	645,673	574,121	424,163
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.00	$26.99	$25.24	$19.55	$16.77	$17.00	$14.87	$11.95	$18.68	$18.22
Value at end of period	$29.55	$25.00	$26.99	$25.24	$19.55	$16.77	$17.00	$14.87	$11.95	$18.68
Number of accumulation units outstanding at end of period	84,713	82,935	78,856	115,995	81,117	487,376	494,774	338,443	211,118	150,263
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$32.41	$29.40	$27.18	$19.62	$16.58	$16.84	$14.49	$10.18	$17.71	$16.20
Value at end of period	$32.74	$32.41	$29.40	$27.18	$19.62	$16.58	$16.84	$14.49	$10.18	$17.71
Number of accumulation units outstanding at end of period	135,911	152,193	193,236	283,309	278,727	526,758	535,381	388,270	316,429	250,855
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.38	$16.62	$16.89	$14.84	$12.56	$14.40	$12.72	$9.29	$18.50	$15.42
Value at end of period	$16.61	$16.38	$16.62	$16.89	$14.84	$12.56	$14.40	$12.72	$9.29	$18.50
Number of accumulation units outstanding at end of period	15,190	17,772	14,823	16,930	15,418	43,233	37,236	55,916	62,280	53,994

CFI 87

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.98	$10.37	$11.16	$9.32	$7.88	$9.00	$8.31	$6.32	$10.20
Value at end of period	$10.11	$9.98	$10.37	$11.16	$9.32	$7.88	$9.00	$8.31	$6.32
Number of accumulation units outstanding at end of period	131,384	143,210	135,079	161,166	147,371	217,250	229,590	237,632	245,017
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.61	$13.71	$14.17	$10.90	$9.00	$9.59	$8.95	$6.80	$11.33	$11.11
Value at end of period	$13.92	$12.61	$13.71	$14.17	$10.90	$9.00	$9.59	$8.95	$6.80	$11.33
Number of accumulation units outstanding at end of period	6,852	7,608	6,501	5,601	4,395	3,193	5,759	4,489	2,819	2,211
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.52	$12.57	$13.21	$10.85	$8.97	$10.56	$8.50	$5.70	$10.53	$10.14
Value at end of period	$12.28	$12.52	$12.57	$13.21	$10.85	$8.97	$10.56	$8.50	$5.70	$10.53
Number of accumulation units outstanding at end of period	82,943	81,841	80,955	80,532	68,275	786,693	681,129	480,500	408,172	301,600
WANGER SELECT
Value at beginning of period	$22.82	$22.88	$22.30	$16.65	$14.13	$17.25	$13.69	$8.28	$16.34	$15.01
Value at end of period	$25.74	$22.82	$22.88	$22.30	$16.65	$14.13	$17.25	$13.69	$8.28	$16.34
Number of accumulation units outstanding at end of period	46,635	56,255	51,899	55,755	56,871	822,038	916,219	770,789	771,205	805,446
WANGER USA
Value at beginning of period	$23.77	$24.04	$23.05	$17.32	$14.51	$15.11	$12.31	$8.70	$14.49	$13.82
Value at end of period	$26.89	$23.77	$24.04	$23.05	$17.32	$14.51	$15.11	$12.31	$8.70	$14.49
Number of accumulation units outstanding at end of period	29,541	35,032	31,904	40,331	42,507	446,239	348,313	201,002	153,558	135,710
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$20.70	$20.85	$18.85	$14.37	$12.84	$12.06	$10.70	$9.03	$13.58	$13.14
Value at end of period	$23.35	$20.70	$20.85	$18.85	$14.37	$12.84	$12.06	$10.70	$9.03	$13.58
Number of accumulation units outstanding at end of period	111,014	84,590	73,345	72,441	76,298	48,042	61,745	64,871	58,254	48,835
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$37.42	$39.40	$36.88	$26.85	$23.78	$24.43	$20.03	$15.50	$22.82	$24.96
Value at end of period	$47.99	$37.42	$39.40	$36.88	$26.85	$23.78	$24.43	$20.03	$15.50	$22.82
Number of accumulation units outstanding at end of period	17,629	20,413	20,824	20,161	21,168	11,427	14,920	13,845	6,634	6,236
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.14
Value at end of period	$11.61
Number of accumulation units outstanding at end of period	122

TABLE 12

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$21.73	$21.32	$20.46	$15.27	$13.36	$14.18	$13.01	$13.13
Value at end of period	$22.04	$21.73	$21.32	$20.46	$15.27	$13.36	$14.18	$13.01
Number of accumulation units outstanding at end of period	52	22	6	0	81	81	81	852

CFI 88

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.51	$16.67	$14.70	$12.04	$10.88	$11.15	$9.67	$8.59
Value at end of period	$17.67	$16.51	$16.67	$14.70	$12.04	$10.88	$11.15	$9.67
Number of accumulation units outstanding at end of period	2,360	2,436	1,994	1,820	2,494	3,805	2,070	1,614
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.62	$17.21	$15.86	$12.29	$11.27	$11.12	$9.96	$8.19
Value at end of period	$18.08	$16.62	$17.21	$15.86	$12.29	$11.27	$11.12	$9.96
Number of accumulation units outstanding at end of period	152	143	306	219	1,010	889	604	758
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.07	$12.40	$12.14	$13.44	$12.67	$11.27	$10.74	$10.18
Value at end of period	$12.57	$12.07	$12.40	$12.14	$13.44	$12.67	$11.27	$10.74
Number of accumulation units outstanding at end of period	1,419	1,394	1,433	863	4,316	274	1,558	2,058
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during March 2016)
Value at beginning of period	$9.57
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	971
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2012)
Value at beginning of period	$28.07	$29.44	$26.68	$18.54	$15.87
Value at end of period	$32.27	$28.07	$29.44	$26.68	$18.54
Number of accumulation units outstanding at end of period	416	472	649	561	62
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.45	$11.97	$12.16	$9.76	$7.83	$8.49	$8.06	$5.20
Value at end of period	$10.28	$11.45	$11.97	$12.16	$9.76	$7.83	$8.49	$8.06
Number of accumulation units outstanding at end of period	4,908	5,510	5,552	5,011	5,001	501	112	645
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during September 2010)
Value at beginning of period	$17.70	$19.86	$18.20	$12.66	$10.94	$11.77	$9.80
Value at end of period	$21.84	$17.70	$19.86	$18.20	$12.66	$10.94	$11.77
Number of accumulation units outstanding at end of period	6,575	6,307	7,443	5,288	2,268	2,155	1,049
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.10	$10.45
Value at end of period	$9.44	$10.10
Number of accumulation units outstanding at end of period	1,684	945
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.86	$24.70	$23.34	$17.60	$15.64	$15.82	$12.65	$12.11
Value at end of period	$27.81	$22.86	$24.70	$23.34	$17.60	$15.64	$15.82	$12.65
Number of accumulation units outstanding at end of period	134	134	384	93	236	220	509	59
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.64	$19.16	$17.58	$14.98	$13.63	$13.11	$11.76	$9.44	$13.81	$13.52
Value at end of period	$19.99	$18.64	$19.16	$17.58	$14.98	$13.63	$13.11	$11.76	$9.44	$13.81
Number of accumulation units outstanding at end of period	52,595	10,090	9,146	9,284	9,799	6,063	6,429	10,092	9,755	10,847

CFI 89

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.15	$14.51	$11.21	$10.93	$9.50	$10.07
Value at end of period	$15.91	$15.15	$14.51	$11.21	$10.93	$9.50
Number of accumulation units outstanding at end of period	2,400	2,425	2,743	2,078	1,971	52
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.78	$14.17	$12.75	$9.80	$8.57	$9.08	$7.85	$6.20	$8.13
Value at end of period	$15.73	$13.78	$14.17	$12.75	$9.80	$8.57	$9.08	$7.85	$6.20
Number of accumulation units outstanding at end of period	1,263	10,701	10,216	5,481	4,471	1,107	4,560	7,244	4,161
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.29	$16.21	$14.56	$10.83	$9.35	$9.82	$8.03	$6.11	$8.49
Value at end of period	$17.33	$15.29	$16.21	$14.56	$10.83	$9.35	$9.82	$8.03	$6.11
Number of accumulation units outstanding at end of period	208	1,125	1,409	1,168	949	865	1,257	976	1,035
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.52	$20.81	$21.49	$17.98	$15.17	$17.65	$16.23	$11.73	$19.84	$16.78
Value at end of period	$20.55	$20.52	$20.81	$21.49	$17.98	$15.17	$17.65	$16.23	$11.73	$19.84
Number of accumulation units outstanding at end of period	227,921	249,109	260,034	270,701	258,982	227,397	208,391	176,649	119,192	15,260
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.73	$33.69	$30.26	$23.18	$20.02	$20.65	$17.71	$13.12	$22.96	$19.63
Value at end of period	$36.23	$33.73	$33.69	$30.26	$23.18	$20.02	$20.65	$17.71	$13.12	$22.96
Number of accumulation units outstanding at end of period	390,958	420,498	476,239	468,694	487,214	500,854	488,499	488,206	360,449	450,147
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.13	$22.12	$20.46	$16.05	$13.76	$13.70	$11.97	$9.24	$16.20	$16.05
Value at end of period	$24.80	$21.13	$22.12	$20.46	$16.05	$13.76	$13.70	$11.97	$9.24	$16.20
Number of accumulation units outstanding at end of period	74,340	81,159	92,841	96,632	107,041	112,047	144,480	148,927	142,179	220,782
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.19	$22.69	$20.50	$15.12	$13.26	$13.30	$10.77	$8.44	$16.07	$12.73
Value at end of period	$24.25	$24.19	$22.69	$20.50	$15.12	$13.26	$13.30	$10.77	$8.44	$16.07
Number of accumulation units outstanding at end of period	102,690	111,189	136,021	130,749	137,952	153,266	189,895	207,923	227,708	306,986
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.74	$16.24	$17.76	$13.69	$11.40	$13.84	$12.31	$9.78	$17.50	$15.00
Value at end of period	$15.80	$16.74	$16.24	$17.76	$13.69	$11.40	$13.84	$12.31	$9.78	$17.50
Number of accumulation units outstanding at end of period	98,804	92,669	85,591	79,168	71,052	66,431	68,419	63,159	19,242	40,120
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.25	$30.68	$30.67	$22.64	$19.23	$20.09	$15.75	$12.26	$18.41	$18.96
Value at end of period	$36.58	$28.25	$30.68	$30.67	$22.64	$19.23	$20.09	$15.75	$12.26	$18.41
Number of accumulation units outstanding at end of period	19,637	17,610	33,244	47,511	27,707	41,040	40,694	39,469	32,066	53,116
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.23	$14.82	$13.68	$10.46	$8.98	$9.21	$8.12	$6.13	$9.82
Value at end of period	$17.04	$15.23	$14.82	$13.68	$10.46	$8.98	$9.21	$8.12	$6.13
Number of accumulation units outstanding at end of period	11,521	13,851	18,564	15,163	19,362	20,776	11,121	1,121	70
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$17.93	$18.84	$18.13	$14.11	$12.85	$13.79	$12.32	$11.86
Value at end of period	$19.97	$17.93	$18.84	$18.13	$14.11	$12.85	$13.79	$12.32
Number of accumulation units outstanding at end of period	48	82	48	48	48	207	48	48

CFI 90

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.70	$54.29	$50.34	$36.12	$37.19
Value at end of period	$57.67	$56.70	$54.29	$50.34	$36.12
Number of accumulation units outstanding at end of period	3,607	3,472	4,834	5,205	6,376
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.91	$16.98	$15.79	$12.28	$10.84	$10.91	$10.01	$7.85	$11.30	$10.51
Value at end of period	$17.45	$15.91	$16.98	$15.79	$12.28	$10.84	$10.91	$10.01	$7.85	$11.30
Number of accumulation units outstanding at end of period	6,057	18,254	21,756	24,023	30,100	40,948	51,813	52,043	54,037	83,014
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.48	$11.56
Value at end of period	$10.61	$10.48
Number of accumulation units outstanding at end of period	1,969	1,648
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during March 2007)
Value at beginning of period	$33.80	$33.78	$31.30	$26.19	$23.18	$22.93	$21.28	$16.99	$20.30	$18.46
Value at end of period	$35.16	$33.80	$33.78	$31.30	$26.19	$23.18	$22.93	$21.28	$16.99	$20.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5	4	5	2
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.57	$33.41	$29.86	$22.68	$19.44	$19.83	$15.84	$11.00	$19.65	$16.48
Value at end of period	$38.63	$34.57	$33.41	$29.86	$22.68	$19.44	$19.83	$15.84	$11.00	$19.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	6	5	6	2
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.21	$24.29	$23.27	$23.43	$21.75	$20.49	$19.08	$16.94	$16.07	$15.10
Value at end of period	$24.67	$24.21	$24.29	$23.27	$23.43	$21.75	$20.49	$19.08	$16.94	$16.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	23	23	24	21
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.85	$20.86	$18.56	$14.32	$12.14	$12.89	$11.32	$8.35	$13.92	$12.22
Value at end of period	$21.84	$21.85	$20.86	$18.56	$14.32	$12.14	$12.89	$11.32	$8.35	$13.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	8	7	8	3
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$17.35	$18.09	$17.31	$12.84	$11.12	$11.39	$9.18	$5.98
Value at end of period	$21.76	$17.35	$18.09	$17.31	$12.84	$11.12	$11.39	$9.18
Number of accumulation units outstanding at end of period	555	537	1,555	1,729	1,621	1,140	122	88
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.91	$22.90	$20.65	$15.93	$13.98	$14.65	$11.74	$9.33	$15.46	$15.46
Value at end of period	$25.36	$21.91	$22.90	$20.65	$15.93	$13.98	$14.65	$11.74	$9.33	$15.46
Number of accumulation units outstanding at end of period	3,025	15,560	17,508	20,818	12,844	34,221	40,271	39,405	36,506	181,193
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.21	$10.27	$9.75	$9.71
Value at end of period	$10.39	$10.21	$10.27	$9.75
Number of accumulation units outstanding at end of period	843	931	5,000	165
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.61
Value at end of period	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47
Number of accumulation units outstanding at end of period	17,719	18,090	19,309	19,260	16,389	24,007	18,354	15,543	9,576	3,356

CFI 91

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$24.49	$23.38	$22.78	$18.07	$15.04	$16.38	$14.61	$10.69	$17.29	$15.00
Value at end of period	$24.80	$24.49	$23.38	$22.78	$18.07	$15.04	$16.38	$14.61	$10.69	$17.29
Number of accumulation units outstanding at end of period	38,659	34,616	55,555	42,387	31,654	35,788	29,543	33,802	19,110	15,388
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$69.60	$81.43	$86.01	$79.82	$66.41	$81.54	$64.56	$35.72	$69.12	$51.92
Value at end of period	$73.98	$69.60	$81.43	$86.01	$79.82	$66.41	$81.54	$64.56	$35.72	$69.12
Number of accumulation units outstanding at end of period	27,863	27,644	30,545	27,618	25,573	27,119	24,027	21,707	16,306	19,815
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
(Funds were first received in this option during March 2007)
Value at beginning of period	$37.10	$35.89	$35.28	$27.87	$23.11	$25.33	$21.97	$15.80	$26.57	$24.61
Value at end of period	$36.93	$37.10	$35.89	$35.28	$27.87	$23.11	$25.33	$21.97	$15.80	$26.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4	4	4	2
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.85	$24.41	$21.93	$15.64	$13.33	$13.70	$11.17	$8.18	$13.24	$13.47
Value at end of period	$26.83	$22.85	$24.41	$21.93	$15.64	$13.33	$13.70	$11.17	$8.18	$13.24
Number of accumulation units outstanding at end of period	67,839	61,903	61,731	58,058	53,550	49,129	45,480	37,789	2,612	2,328
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.82	$17.00	$15.83	$13.68	$12.36	$12.66	$11.38	$9.43	$13.68	$12.57
Value at end of period	$17.70	$16.82	$17.00	$15.83	$13.68	$12.36	$12.66	$11.38	$9.43	$13.68
Number of accumulation units outstanding at end of period	9,184	60,288	64,566	68,852	70,584	89,390	86,563	116,445	104,238	25,685
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$5.89
Value at end of period	$6.20
Number of accumulation units outstanding at end of period	66
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.26	$15.77	$15.38	$17.04	$15.75	$14.18	$13.19	$11.21	$12.12	$11.03
Value at end of period	$15.96	$15.26	$15.77	$15.38	$17.04	$15.75	$14.18	$13.19	$11.21	$12.12
Number of accumulation units outstanding at end of period	101,242	92,373	123,219	137,753	166,193	174,742	147,160	79,059	41,953	26,415
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.44	$7.65	$8.80	$9.03	$8.11	$10.64	$9.23	$5.32	$12.79	$10.89
Value at end of period	$6.81	$6.44	$7.65	$8.80	$9.03	$8.11	$10.64	$9.23	$5.32	$12.79
Number of accumulation units outstanding at end of period	16,741	15,668	19,989	4,773	4,185	7,617	8,640	9,463	6,476	12,745
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.73	$18.55	$18.64	$16.73	$14.49	$14.82	$12.63	$7.91	$12.32	$11.70
Value at end of period	$20.14	$17.73	$18.55	$18.64	$16.73	$14.49	$14.82	$12.63	$7.91	$12.32
Number of accumulation units outstanding at end of period	31,075	34,653	40,299	48,007	50,013	30,388	21,893	16,453	9,687	3,070
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.29	$14.00	$13.82	$10.75	$8.85	$10.39	$8.36	$8.12
Value at end of period	$15.03	$14.29	$14.00	$13.82	$10.75	$8.85	$10.39	$8.36
Number of accumulation units outstanding at end of period	1,219	1,897	14,387	15,293	9,038	8,291	4,880	30
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.12
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	1,401

CFI 92

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$32.22	$33.84	$33.50	$32.95	$28.61	$29.47	$26.29	$22.24	$21.04	$19.09
Value at end of period	$34.04	$32.22	$33.84	$33.50	$32.95	$28.61	$29.47	$26.29	$22.24	$21.04
Number of accumulation units outstanding at end of period	34,185	28,782	46,709	44,806	46,300	64,916	54,638	43,001	26,913	18,246
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.11	$12.15	$11.57	$11.87	$11.27	$10.65	$9.98	$8.73	$9.90
Value at end of period	$12.37	$12.11	$12.15	$11.57	$11.87	$11.27	$10.65	$9.98	$8.73
Number of accumulation units outstanding at end of period	10,068	15,246	14,099	6,544	6,831	383	1,008	311	54
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62
Value at end of period	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01
Number of accumulation units outstanding at end of period	285,410	308,408	330,649	338,391	348,210	352,289	344,683	339,960	273,606	81,624
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$2.46	$3.38	$3.70	$7.67	$8.77	$10.70
Value at end of period	$3.58	$2.46	$3.38	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	55,976	32,178	30,494	33,284	20,368	3,208
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.80	$20.29	$19.21	$16.55	$14.64	$14.92	$13.15	$11.09	$15.50	$14.77
Value at end of period	$21.23	$19.80	$20.29	$19.21	$16.55	$14.64	$14.92	$13.15	$11.09	$15.50
Number of accumulation units outstanding at end of period	33,204	65,588	72,414	80,773	87,421	90,594	100,439	112,621	136,408	184,244
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.95	$14.66	$14.53	$15.38	$14.33	$13.89	$12.06	$9.97	$11.87	$10.86
Value at end of period	$14.75	$13.95	$14.66	$14.53	$15.38	$14.33	$13.89	$12.06	$9.97	$11.87
Number of accumulation units outstanding at end of period	93,833	80,667	112,564	112,544	118,967	85,904	71,298	75,934	60,616	173,159
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.40	$10.03
Value at end of period	$9.91	$9.40
Number of accumulation units outstanding at end of period	58,845	81,075
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$9.80	$10.44
Value at end of period	$10.40	$9.80
Number of accumulation units outstanding at end of period	293,967	10,191
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.25	$13.33	$13.40	$13.47	$13.54	$13.61	$13.65	$13.68	$13.40	$12.81
Value at end of period	$13.20	$13.25	$13.33	$13.40	$13.47	$13.54	$13.61	$13.65	$13.68	$13.40
Number of accumulation units outstanding at end of period	474,901	569,457	543,353	414,510	450,617	357,259	410,286	370,967	248,143	240,415
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.36	$16.69	$15.15	$11.66	$10.13	$10.21	$9.00	$6.95	$11.20	$10.48
Value at end of period	$17.86	$16.36	$16.69	$15.15	$11.66	$10.13	$10.21	$9.00	$6.95	$11.20
Number of accumulation units outstanding at end of period	331,596	376,839	413,432	463,592	474,015	506,041	605,018	557,782	591,777	505,931
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.41	$18.90	$18.78	$17.88	$15.77	$15.18	$13.36	$8.99	$11.67	$11.41
Value at end of period	$20.99	$18.41	$18.90	$18.78	$17.88	$15.77	$15.18	$13.36	$8.99	$11.67
Number of accumulation units outstanding at end of period	1,519	594	2,652	5,818	10,028	9,201	8,627	1,047	412	399
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.38	$21.32	$18.82	$14.24	$12.51	$12.59	$11.11	$9.07	$14.52	$13.90
Value at end of period	$23.45	$21.38	$21.32	$18.82	$14.24	$12.51	$12.59	$11.11	$9.07	$14.52
Number of accumulation units outstanding at end of period	147,516	133,984	151,089	134,395	154,441	171,387	168,150	171,792	143,761	300,305

CFI 93

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.11	$42.09	$38.63	$28.86	$24.66	$25.08	$20.69	$15.79	$25.43	$24.24
Value at end of period	$48.30	$41.11	$42.09	$38.63	$28.86	$24.66	$25.08	$20.69	$15.79	$25.43
Number of accumulation units outstanding at end of period	135,092	123,447	122,790	124,797	119,978	120,942	124,262	120,001	88,402	126,731
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.67	$29.78	$28.40	$20.01	$17.91	$18.14	$14.85	$11.96	$18.10	$19.41
Value at end of period	$36.30	$28.67	$29.78	$28.40	$20.01	$17.91	$18.14	$14.85	$11.96	$18.10
Number of accumulation units outstanding at end of period	64,864	56,647	58,324	75,206	50,572	51,423	49,075	49,444	43,828	46,893
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.03	$22.02	$20.75	$20.89	$19.21	$17.96	$16.44	$14.81	$16.28	$15.44
Value at end of period	$22.86	$22.03	$22.02	$20.75	$20.89	$19.21	$17.96	$16.44	$14.81	$16.28
Number of accumulation units outstanding at end of period	429,017	403,317	289,032	252,646	265,161	276,267	265,539	247,184	233,535	139,784
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56	$5.85
Value at end of period	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	12,093	12,468	17,426	26,866	10,715	6,638	6,869	6,638
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.98	$17.94	$15.87	$12.19	$10.38	$10.32
Value at end of period	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	142,930	152,756	201,123	138,712	128,445	125,826
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.55	$14.26	$13.03	$10.01	$8.77	$8.52	$7.18	$6.41	$9.22	$9.43
Value at end of period	$15.35	$13.55	$14.26	$13.03	$10.01	$8.77	$8.52	$7.18	$6.41	$9.22
Number of accumulation units outstanding at end of period	368,006	379,951	453,859	419,462	396,697	410,416	279,640	300,263	181,409	207,429
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.98	$27.99	$25.85	$19.70	$17.35	$17.53	$13.52	$9.61	$15.50	$12.39
Value at end of period	$29.85	$27.98	$27.99	$25.85	$19.70	$17.35	$17.53	$13.52	$9.61	$15.50
Number of accumulation units outstanding at end of period	68,212	78,478	80,402	83,305	78,071	38,420	20,037	10,564	8,423	21,838
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.34	$16.48	$14.37	$11.06	$10.07	$10.58	$9.16	$7.40	$11.36	$10.94
Value at end of period	$17.68	$16.34	$16.48	$14.37	$11.06	$10.07	$10.58	$9.16	$7.40	$11.36
Number of accumulation units outstanding at end of period	57,839	50,881	36,572	34,447	33,898	33,117	32,357	27,165	18,669	4,884
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.34	$24.62	$21.89	$16.67	$14.64	$14.13	$12.59	$10.71
Value at end of period	$27.92	$26.34	$24.62	$21.89	$16.67	$14.64	$14.13	$12.59
Number of accumulation units outstanding at end of period	3,356	1,153	1,002	0	0	51	0	3
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.04	$15.80	$14.07	$10.71	$9.32	$9.14	$8.19	$5.03
Value at end of period	$17.70	$16.04	$15.80	$14.07	$10.71	$9.32	$9.14	$8.19
Number of accumulation units outstanding at end of period	10,907	11,195	12,659	2,241	2,297	3,503	4,540	5,152
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.15	$22.10	$19.80	$15.14	$13.13	$13.13	$11.88	$10.07
Value at end of period	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13	$13.13	$11.88
Number of accumulation units outstanding at end of period	206	165	1,007	80	74	0	382	386

CFI 94

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.34	$26.69	$24.16	$18.01	$15.68	$16.12	$12.88	$11.42
Value at end of period	$27.98	$26.34	$26.69	$24.16	$18.01	$15.68	$16.12	$12.88
Number of accumulation units outstanding at end of period	1,687	2,988	2,176	1,358	908	2,368	2,267	2,002
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.93	$17.52	$15.63	$11.71	$10.06	$10.31	$8.28	$5.94	$10.17
Value at end of period	$19.10	$16.93	$17.52	$15.63	$11.71	$10.06	$10.31	$8.28	$5.94
Number of accumulation units outstanding at end of period	5,948	5,400	3,955	1,259	546	492	1,684	526	302
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.65	$17.55	$16.81	$12.18	$10.56	$11.05	$8.79	$6.98	$10.29
Value at end of period	$20.06	$16.65	$17.55	$16.81	$12.18	$10.56	$11.05	$8.79	$6.98
Number of accumulation units outstanding at end of period	2,052	1,944	4,102	2,050	1,958	1,750	2,555	2,380	1,357
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.58	$18.86	$17.95	$12.98	$11.33	$11.30	$8.58	$6.59	$10.11	$9.23
Value at end of period	$20.96	$18.58	$18.86	$17.95	$12.98	$11.33	$11.30	$8.58	$6.59	$10.11
Number of accumulation units outstanding at end of period	50,750	70,990	69,682	98,632	90,143	35,371	22,232	7,999	8,945	396,738
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$35.52	$36.00	$33.98	$24.80	$21.78	$22.46	$18.15	$14.31	$20.87	$19.82
Value at end of period	$43.98	$35.52	$36.00	$33.98	$24.80	$21.78	$22.46	$18.15	$14.31	$20.87
Number of accumulation units outstanding at end of period	57,760	60,795	62,514	76,412	72,421	53,751	56,392	66,470	63,505	79,026
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Value at end of period	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77
Number of accumulation units outstanding at end of period	313,771	355,669	367,602	341,483	329,727	295,685	255,656	227,405	61,285	29,062
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Value at end of period	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22
Number of accumulation units outstanding at end of period	306,660	328,740	323,053	249,728	199,009	177,241	169,548	145,855	40,253	25,438
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Value at end of period	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64
Number of accumulation units outstanding at end of period	231,153	213,708	202,479	145,502	132,056	107,058	97,009	78,795	23,976	11,577
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.06	$16.29	$15.41	$12.55	$10.92	$11.58	$9.96
Value at end of period	$17.00	$16.06	$16.29	$15.41	$12.55	$10.92	$11.58
Number of accumulation units outstanding at end of period	23,318	14,624	10,722	4,885	3,956	1,933	2
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.72	$12.85	$12.89
Value at end of period	$13.45	$12.72	$12.85
Number of accumulation units outstanding at end of period	362	336	313
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.78	$14.85	$14.12	$13.27	$12.16	$12.18	$11.17	$9.59	$11.57	$11.05
Value at end of period	$15.36	$14.78	$14.85	$14.12	$13.27	$12.16	$12.18	$11.17	$9.59	$11.57
Number of accumulation units outstanding at end of period	170,225	195,002	28,496	28,810	24,714	20,905	25,642	29,370	6,853	5,295

CFI 95

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.65	$12.77	$12.16	$11.16	$11.13
Value at end of period	$13.32	$12.65	$12.77	$12.16	$11.16
Number of accumulation units outstanding at end of period	0	620	306	130	18
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$19.16	$19.30	$18.20	$16.33	$14.62	$14.44	$13.07	$11.15	$14.67	$13.94
Value at end of period	$20.14	$19.16	$19.30	$18.20	$16.33	$14.62	$14.44	$13.07	$11.15	$14.67
Number of accumulation units outstanding at end of period	19,300	16,528	8,017	9,466	9,959	8,223	10,139	14,706	17,011	21,102
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.20	$17.50	$16.52	$13.57	$11.86	$12.29	$10.93	$8.77	$13.80	$13.21
Value at end of period	$18.29	$17.20	$17.50	$16.52	$13.57	$11.86	$12.29	$10.93	$8.77	$13.80
Number of accumulation units outstanding at end of period	38,360	41,901	43,815	44,872	51,153	62,217	76,325	93,456	90,646	43,752
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.80	$18.00	$16.97	$14.63	$12.95	$13.10	$11.76	$9.70	$14.03	$13.38
Value at end of period	$18.88	$17.80	$18.00	$16.97	$14.63	$12.95	$13.10	$11.76	$9.70	$14.03
Number of accumulation units outstanding at end of period	163,470	183,046	195,997	212,874	225,346	254,296	275,953	291,512	311,074	31,364
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.72	$12.76	$12.14	$12.52	$12.13	$11.37	$10.77	$10.23	$9.64
Value at end of period	$12.95	$12.72	$12.76	$12.14	$12.52	$12.13	$11.37	$10.77	$10.23
Number of accumulation units outstanding at end of period	938	746	17,356	15,455	20,445	21,389	21,361	24,372	2,256
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.89	$30.58	$27.34	$20.93	$18.09	$18.78	$15.48	$11.47	$15.70	$16.26
Value at end of period	$36.87	$29.89	$30.58	$27.34	$20.93	$18.09	$18.78	$15.48	$11.47	$15.70
Number of accumulation units outstanding at end of period	6,829	4,301	6,251	4,629	7,194	7,643	7,046	3,323	1,742	2,421
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.80	$32.61	$31.43	$22.76	$19.12	$18.81	$14.95	$11.12	$19.03	$18.04
Value at end of period	$32.27	$30.80	$32.61	$31.43	$22.76	$19.12	$18.81	$14.95	$11.12	$19.03
Number of accumulation units outstanding at end of period	56,271	62,339	72,385	91,656	65,726	64,842	58,170	50,736	37,115	13,143
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.06	$14.34	$12.64	$12.23	$9.75	$10.34	$8.93	$6.72	$9.74
Value at end of period	$14.10	$14.06	$14.34	$12.64	$12.23	$9.75	$10.34	$8.93	$6.72
Number of accumulation units outstanding at end of period	129,336	132,964	150,790	113,762	109,681	49,576	62,989	57,102	43,651
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Value at end of period	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11
Number of accumulation units outstanding at end of period	30,061	24,986	50,070	45,939	43,433	37,548	30,991	22,752	15,437	5,402
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$31.51	$30.77	$27.42	$20.47	$18.33	$19.34	$17.35	$13.26	$21.93	$21.17
Value at end of period	$33.97	$31.51	$30.77	$27.42	$20.47	$18.33	$19.34	$17.35	$13.26	$21.93
Number of accumulation units outstanding at end of period	3,038	2,671	3,564	2,090	2,042	4,596	6,863	5,922	6,105	2,921
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$16.08	$16.66	$16.05	$11.53	$10.15	$10.49	$8.42	$6.79	$10.36	$10.11
Value at end of period	$19.78	$16.08	$16.66	$16.05	$11.53	$10.15	$10.49	$8.42	$6.79	$10.36
Number of accumulation units outstanding at end of period	8,700	10,054	9,488	9,826	7,822	7,221	6,310	5,609	882	475
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.68	$23.18	$21.99	$16.25	$14.26	$16.10	$12.61	$9.11	$15.05	$13.22
Value at end of period	$25.21	$22.68	$23.18	$21.99	$16.25	$14.26	$16.10	$12.61	$9.11	$15.05
Number of accumulation units outstanding at end of period	15,391	16,867	24,296	24,035	25,852	26,696	27,716	17,784	4,421	2,203

CFI 96

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.85	$22.29	$20.54	$15.30	$12.96	$13.31	$11.63	$9.10	$14.40	$14.82
Value at end of period	$24.42	$20.85	$22.29	$20.54	$15.30	$12.96	$13.31	$11.63	$9.10	$14.40
Number of accumulation units outstanding at end of period	18,373	17,773	23,558	23,376	24,150	26,358	32,141	34,921	32,182	14,948
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.21	$19.15	$17.67	$14.64	$13.05	$13.27	$11.54	$9.74	$12.78	$12.05
Value at end of period	$22.02	$19.21	$19.15	$17.67	$14.64	$13.05	$13.27	$11.54	$9.74	$12.78
Number of accumulation units outstanding at end of period	47,202	48,081	108,880	119,192	142,927	131,160	170,068	180,677	185,525	854,673
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.94	$19.62	$17.92	$13.46	$11.81	$12.14	$10.85	$8.80	$13.06	$12.80
Value at end of period	$22.59	$18.94	$19.62	$17.92	$13.46	$11.81	$12.14	$10.85	$8.80	$13.06
Number of accumulation units outstanding at end of period	38,536	40,543	41,175	26,686	24,002	23,827	19,797	15,420	6,060	1,404
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.80	$22.45	$22.37	$23.86	$20.14	$24.78	$20.71	$12.14	$25.05	$18.19
Value at end of period	$21.12	$18.80	$22.45	$22.37	$23.86	$20.14	$24.78	$20.71	$12.14	$25.05
Number of accumulation units outstanding at end of period	5,625	6,186	13,646	12,878	17,562	19,438	13,115	9,734	7,316	7,775
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.26	$33.46	$29.26	$22.36	$18.74	$18.50	$15.13	$12.11	$18.18	$17.87
Value at end of period	$36.80	$32.26	$33.46	$29.26	$22.36	$18.74	$18.50	$15.13	$12.11	$18.18
Number of accumulation units outstanding at end of period	39,944	33,079	44,860	38,443	17,390	12,623	12,580	24,186	21,652	14,566
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.64	$24.68	$22.90	$16.57	$14.04	$14.31	$11.35	$8.97	$12.87	$13.16
Value at end of period	$28.59	$23.64	$24.68	$22.90	$16.57	$14.04	$14.31	$11.35	$8.97	$12.87
Number of accumulation units outstanding at end of period	916	865	13,719	14,570	2,091	1,773	1,815	686	583	452
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$21.14	$20.41	$20.06	$15.33	$13.11	$14.35	$12.43	$8.65	$14.58	$14.26
Value at end of period	$21.07	$21.14	$20.41	$20.06	$15.33	$13.11	$14.35	$12.43	$8.65	$14.58
Number of accumulation units outstanding at end of period	125,411	134,682	250,665	259,825	294,196	300,439	328,988	329,300	334,132	680,701
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.69	$19.71	$19.75	$17.67	$15.29	$15.49	$13.09	$7.88	$11.22	$11.35
Value at end of period	$21.25	$18.69	$19.71	$19.75	$17.67	$15.29	$15.49	$13.09	$7.88	$11.22
Number of accumulation units outstanding at end of period	20,781	19,669	35,914	24,143	7,182	5,889	7,527	7,794	701	315
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$23.28	$22.25	$19.94	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00	$12.52
Value at end of period	$25.02	$23.28	$22.25	$19.94	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00
Number of accumulation units outstanding at end of period	514,613	459,281	525,955	455,531	435,345	440,395	395,719	371,807	246,391	19,136
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.73	$23.77	$21.92	$16.30	$14.12	$14.74	$11.25	$7.92	$14.01	$12.11
Value at end of period	$26.42	$24.73	$23.77	$21.92	$16.30	$14.12	$14.74	$11.25	$7.92	$14.01
Number of accumulation units outstanding at end of period	94,184	54,147	95,162	93,799	108,419	139,302	185,641	215,175	209,938	183,461
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.87	$26.86	$25.14	$19.48	$16.71	$16.95	$14.83	$11.93	$18.66	$18.20
Value at end of period	$29.38	$24.87	$26.86	$25.14	$19.48	$16.71	$16.95	$14.83	$11.93	$18.66
Number of accumulation units outstanding at end of period	50,435	42,097	39,783	35,175	28,953	30,629	28,142	23,200	13,398	12,960
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$30.74	$27.90	$25.81	$18.63	$15.76	$16.02	$13.78	$9.69	$16.87	$15.43
Value at end of period	$31.04	$30.74	$27.90	$25.81	$18.63	$15.76	$16.02	$13.78	$9.69	$16.87
Number of accumulation units outstanding at end of period	90,789	100,903	107,057	112,533	117,627	97,093	107,872	92,519	82,227	93,735

CFI 97

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.29	$16.54	$16.81	$14.79	$12.52	$14.36	$12.69	$9.28	$18.47	$15.40
Value at end of period	$16.51	$16.29	$16.54	$16.81	$14.79	$12.52	$14.36	$12.69	$9.28	$18.47
Number of accumulation units outstanding at end of period	306	279	670	665	665	267	466	467	4,315	191
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32	$10.20
Value at end of period	$10.06	$9.94	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	69,846	71,361	75,317	73,382	69,756	63,550	74,126	71,936	73,810
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.55	$13.65	$14.12	$10.87	$8.98	$9.57	$8.93	$6.79	$11.32	$10.85
Value at end of period	$13.84	$12.55	$13.65	$14.12	$10.87	$8.98	$9.57	$8.93	$6.79	$11.32
Number of accumulation units outstanding at end of period	55	27	842	842	0	1,265	1,132	686	369	191
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.46	$12.52	$13.17	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53	$10.40
Value at end of period	$12.22	$12.46	$12.52	$13.17	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	3,439	3,740	3,994	2,905	3,182	7,147	6,239	7,545	5,342	2,662
WANGER SELECT
Value at beginning of period	$22.69	$22.76	$22.19	$16.58	$14.07	$17.19	$13.66	$8.26	$16.31	$14.99
Value at end of period	$25.58	$22.69	$22.76	$22.19	$16.58	$14.07	$17.19	$13.66	$8.26	$16.31
Number of accumulation units outstanding at end of period	14,405	71,879	83,823	73,801	79,198	100,432	99,456	97,753	77,282	12,637
WANGER USA
Value at beginning of period	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80
Value at end of period	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47
Number of accumulation units outstanding at end of period	3,851	4,028	5,514	3,100	3,505	7,472	11,135	21,192	18,327	16,674
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$20.58	$20.74	$18.76	$14.31	$12.79	$12.02	$10.67	$9.01	$13.56	$13.12
Value at end of period	$23.20	$20.58	$20.74	$18.76	$14.31	$12.79	$12.02	$10.67	$9.01	$13.56
Number of accumulation units outstanding at end of period	27,574	29,719	30,716	21,244	26,234	31,598	46,913	44,349	36,209	30,945
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$37.13	$39.12	$36.64	$26.68	$23.65	$24.30	$19.93	$15.43	$22.74	$24.88
Value at end of period	$47.60	$37.13	$39.12	$36.64	$26.68	$23.65	$24.30	$19.93	$15.43	$22.74
Number of accumulation units outstanding at end of period	1,764	2,236	2,360	1,835	2,745	12,049	13,332	20,871	19,571	20,435

TABLE 13
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.38	$17.86	$16.39	$13.97	$12.71	$12.22	$10.96	$8.80	$12.88	$12.60
Value at end of period	$18.64	$17.38	$17.86	$16.39	$13.97	$12.71	$12.22	$10.96	$8.80	$12.88
Number of accumulation units outstanding at end of period	3,705	5,919	5,816	4,115	2,856	3,541	578	558	534	532

CFI 98

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.33	$29.29	$26.31	$20.15	$17.41	$17.96	$15.40	$11.41	$19.96	$17.07
Value at end of period	$31.50	$29.33	$29.29	$26.31	$20.15	$17.41	$17.96	$15.40	$11.41	$19.96
Number of accumulation units outstanding at end of period	42,607	43,750	45,803	44,364	47,317	50,659	57,118	57,079	59,293	65,378
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.45	$20.36	$18.83	$14.78	$12.67	$12.62	$11.02	$8.51	$14.92	$14.77
Value at end of period	$22.83	$19.45	$20.36	$18.83	$14.78	$12.67	$12.62	$11.02	$8.51	$14.92
Number of accumulation units outstanding at end of period	26,819	24,472	25,461	26,246	25,071	31,707	33,852	33,424	33,843	36,708
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.24	$18.99	$17.16	$12.66	$11.10	$11.13	$9.02	$7.07	$13.45	$10.65
Value at end of period	$20.29	$20.24	$18.99	$17.16	$12.66	$11.10	$11.13	$9.02	$7.07	$13.45
Number of accumulation units outstanding at end of period	23,117	37,161	41,603	44,650	42,130	43,031	43,997	45,095	41,426	46,143
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.03	$18.46	$20.20	$15.57	$12.97	$15.74	$13.99	$11.12	$19.90	$17.05
Value at end of period	$17.97	$19.03	$18.46	$20.20	$15.57	$12.97	$15.74	$13.99	$11.12	$19.90
Number of accumulation units outstanding at end of period	3,184	2,091	2,099	3,123	2,156	2,204	2,005	2,604	4,458	5,700
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.70	$54.29	$50.34	$36.12	$37.19
Value at end of period	$57.67	$56.70	$54.29	$50.34	$36.12
Number of accumulation units outstanding at end of period	43	45	43	523	185
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.59	$21.97	$20.43	$15.89	$14.03	$14.12	$12.96	$10.16	$14.62	$13.60
Value at end of period	$22.58	$20.59	$21.97	$20.43	$15.89	$14.03	$14.12	$12.96	$10.16	$14.62
Number of accumulation units outstanding at end of period	787	558	519	1,126	1,128	3,998	1,213	1,470	1,679	1,755
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.74
Value at end of period	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$67.70	$79.21	$83.67	$77.64	$64.60	$79.31	$62.80	$34.75	$67.23	$50.50
Value at end of period	$71.96	$67.70	$79.21	$83.67	$77.64	$64.60	$79.31	$62.80	$34.75	$67.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62
Value at end of period	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.77	$18.21	$17.23	$14.85	$13.14	$13.39	$11.80	$9.95	$13.91	$13.25
Value at end of period	$19.05	$17.77	$18.21	$17.23	$14.85	$13.14	$13.39	$11.80	$9.95	$13.91
Number of accumulation units outstanding at end of period	11,411	13,162	11,810	13,621	17,666	18,475	21,191	21,940	23,631	36,125
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.81	$14.51	$14.53	$15.22	$14.18	$13.75	$11.93	$9.87	$11.74	$10.86
Value at end of period	$14.60	$13.81	$14.51	$14.53	$15.22	$14.18	$13.75	$11.93	$9.87	$11.74
Number of accumulation units outstanding at end of period	12,663	14,061	11,065	10,447	10,102	8,779	9,926	10,193	13,868	18,166
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.40	$10.03
Value at end of period	$9.91	$9.40
Number of accumulation units outstanding at end of period	9,090	7,042

CFI 99

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.50	$11.56	$11.62	$11.69	$11.75	$11.81	$11.85	$11.87	$11.63	$11.12
Value at end of period	$11.46	$11.50	$11.56	$11.62	$11.69	$11.75	$11.81	$11.85	$11.87	$11.63
Number of accumulation units outstanding at end of period	3,304	2,487	3,781	3,782	15,090	9,934	18,612	38,913	18,681	48,791
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.60	$18.97	$17.23	$13.26	$11.52	$11.61	$10.23	$7.90	$12.73	$11.92
Value at end of period	$20.30	$18.60	$18.97	$17.23	$13.26	$11.52	$11.61	$10.23	$7.90	$12.73
Number of accumulation units outstanding at end of period	112,850	124,305	146,776	154,901	140,203	160,471	173,498	165,930	177,933	201,083
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.67	$19.61	$17.32	$13.10	$11.51	$11.59	$10.22	$8.34	$13.36	$12.79
Value at end of period	$21.57	$19.67	$19.61	$17.32	$13.10	$11.51	$11.59	$10.22	$8.34	$13.36
Number of accumulation units outstanding at end of period	34,844	48,438	49,580	50,722	48,993	44,668	63,888	74,113	79,689	85,230
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.90	$28.56	$26.21	$19.59	$16.73	$17.02	$14.04	$10.72	$17.26	$16.45
Value at end of period	$32.78	$27.90	$28.56	$26.21	$19.59	$16.73	$17.02	$14.04	$10.72	$17.26
Number of accumulation units outstanding at end of period	27,133	29,920	33,495	33,168	33,249	33,027	34,799	35,909	32,771	37,656
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.27	$27.29	$26.03	$18.34	$16.41	$16.62	$13.61	$10.96	$16.59	$17.79
Value at end of period	$33.27	$26.27	$27.29	$26.03	$18.34	$16.41	$16.62	$13.61	$10.96	$16.59
Number of accumulation units outstanding at end of period	14,266	14,052	15,560	16,059	16,046	15,774	16,596	15,040	15,285	15,608
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.49	$18.48	$17.42	$17.54	$16.12	$15.07	$13.80	$12.44	$13.66	$12.96
Value at end of period	$19.19	$18.49	$18.48	$17.42	$17.54	$16.12	$15.07	$13.80	$12.44	$13.66
Number of accumulation units outstanding at end of period	15,841	18,632	20,180	19,506	25,450	26,097	25,822	33,930	42,348	43,699
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56	$6.94
Value at end of period	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	955	2,904	3,523	4,229	3,448	3,496	3,278	3,684
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.98	$17.94	$15.87	$12.19	$10.38	$10.32
Value at end of period	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	35,661	39,994	43,713	35,751	35,577	36,937
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$30.80	$30.81	$28.47	$23.71
Value at end of period	$32.86	$30.80	$30.81	$28.47
Number of accumulation units outstanding at end of period	3,511	3,601	3,839	3,335
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$28.46	$28.85	$27.23	$19.87	$17.45	$17.99	$14.55	$11.47	$16.72	$15.88
Value at end of period	$35.24	$28.46	$28.85	$27.23	$19.87	$17.45	$17.99	$14.55	$11.47	$16.72
Number of accumulation units outstanding at end of period	15,111	14,488	14,938	15,789	15,428	15,447	19,021	18,035	21,547	19,185
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Value at end of period	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77
Number of accumulation units outstanding at end of period	3,448	3,149	2,736	1,814	1,486	1,211	937	678	449	250
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Value at end of period	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22
Number of accumulation units outstanding at end of period	3,686	3,477	4,892	8,608	7,953	6,866	5,814	5,022	6,413	5,302

CFI 100

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Value at end of period	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64
Number of accumulation units outstanding at end of period	20,898	19,929	20,335	19,300	18,171	16,804	15,481	13,924	11,959	10,654
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$16.06	$16.29	$15.41	$12.55	$11.60
Value at end of period	$17.00	$16.06	$16.29	$15.41	$12.55
Number of accumulation units outstanding at end of period	1,417	961	378	127	16
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.78	$14.85	$14.12	$13.27	$12.70
Value at end of period	$15.36	$14.78	$14.85	$14.12	$13.27
Number of accumulation units outstanding at end of period	0	8	0	0	1
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.64	$17.77	$16.76	$15.03	$13.46	$13.29	$12.04	$10.27	$13.51	$12.84
Value at end of period	$18.54	$17.64	$17.77	$16.76	$15.03	$13.46	$13.29	$12.04	$10.27	$13.51
Number of accumulation units outstanding at end of period	1,273	1,537	7,624	7,561	7,563	6,787	8,802	6,310	6,207	5,289
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.91	$18.23	$17.20	$14.13	$12.35	$12.80	$11.38	$9.14	$14.37	$13.75
Value at end of period	$19.05	$17.91	$18.23	$17.20	$14.13	$12.35	$12.80	$11.38	$9.14	$14.37
Number of accumulation units outstanding at end of period	2,990	2,846	10,949	10,648	10,339	9,565	9,033	7,943	7,566	7,898
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.71	$17.91	$16.88	$14.56	$12.89	$13.03	$11.70	$9.65	$13.96	$13.31
Value at end of period	$18.78	$17.71	$17.91	$16.88	$14.56	$12.89	$13.03	$11.70	$9.65	$13.96
Number of accumulation units outstanding at end of period	4,935	4,552	4,582	5,409	5,458	5,071	5,120	5,772	5,914	5,957
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Value at end of period	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.65	$19.15	$17.67	$14.22	$12.68	$12.89	$11.54	$9.46	$12.41	$12.05
Value at end of period	$21.39	$18.65	$19.15	$17.67	$14.22	$12.68	$12.89	$11.54	$9.46	$12.41
Number of accumulation units outstanding at end of period	27,004	25,589	26,126	27,206	27,552	26,293	30,283	31,412	37,121	55,146
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.43	$19.72	$19.38	$15.33	$12.67	$13.87	$12.01	$8.65	$14.58	$13.75
Value at end of period	$20.36	$20.43	$19.72	$19.38	$15.33	$12.67	$13.87	$12.01	$8.65	$14.58
Number of accumulation units outstanding at end of period	50,755	59,185	61,738	62,003	63,959	72,289	70,498	71,028	72,337	86,061
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.11	$23.77	$21.37	$15.90	$13.76	$14.37	$11.25	$7.72	$13.66	$12.11
Value at end of period	$25.76	$24.11	$23.77	$21.37	$15.90	$13.76	$14.37	$11.25	$7.72	$13.66
Number of accumulation units outstanding at end of period	36,461	41,448	44,760	48,378	52,081	61,797	64,967	71,671	71,144	82,810
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.43	$25.30	$23.68	$18.35	$15.74	$15.97	$13.97	$11.24	$17.58	$17.15
Value at end of period	$27.67	$23.43	$25.30	$23.68	$18.35	$15.74	$15.97	$13.97	$11.24	$17.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$26.90	$24.41	$22.58	$16.31	$13.79	$14.02	$12.06	$8.48	$14.76	$13.50
Value at end of period	$27.16	$26.90	$24.41	$22.58	$16.31	$13.79	$14.02	$12.06	$8.48	$14.76
Number of accumulation units outstanding at end of period	21,435	16,580	15,478	14,682	13,196	13,415	13,481	12,008	10,647	11,044

CFI 101

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32	$10.20
Value at end of period	$10.06	$9.94	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	14,544	14,173	19,218	21,079	21,667	22,034	21,657	22,785	26,651
WANGER USA
Value at beginning of period	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80
Value at end of period	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

TABLE 14

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2010)
Value at beginning of period	$21.66	$21.26	$20.41	$15.24	$13.35	$14.17	$12.40
Value at end of period	$21.96	$21.66	$21.26	$20.41	$15.24	$13.35	$14.17
Number of accumulation units outstanding at end of period	885	840	592	439	113	71	30
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$16.45	$16.62	$14.66	$12.01	$10.86	$11.14	$9.67	$9.54
Value at end of period	$17.60	$16.45	$16.62	$14.66	$12.01	$10.86	$11.14	$9.67
Number of accumulation units outstanding at end of period	4,851	9,403	9,202	9,740	14,245	6,114	4,017	811
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$16.56	$17.15	$15.81	$12.26	$11.25	$11.10	$11.01
Value at end of period	$18.00	$16.56	$17.15	$15.81	$12.26	$11.25	$11.10
Number of accumulation units outstanding at end of period	1,973	3,011	2,935	3,401	8,172	10,380	3,094
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.03	$12.37	$12.12	$13.41	$12.65	$11.26	$10.74	$10.50
Value at end of period	$12.52	$12.03	$12.37	$12.12	$13.41	$12.65	$11.26	$10.74
Number of accumulation units outstanding at end of period	2,727	2,455	13,336	12,135	18,786	5,163	172	20
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$27.87	$29.24	$26.51	$18.43	$15.41	$17.49	$17.20
Value at end of period	$32.02	$27.87	$29.24	$26.51	$18.43	$15.41	$17.49
Number of accumulation units outstanding at end of period	757	1,454	1,672	1,431	891	691	691
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.40	$11.93	$12.12	$9.74	$7.81	$8.47	$8.05	$5.67
Value at end of period	$10.24	$11.40	$11.93	$12.12	$9.74	$7.81	$8.47	$8.05
Number of accumulation units outstanding at end of period	6,629	9,856	8,652	8,478	20,816	4,374	3,884	4,079

CFI 102

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2010)
Value at beginning of period	$17.65	$19.81	$18.17	$12.65	$10.93	$11.76	$11.69
Value at end of period	$21.77	$17.65	$19.81	$18.17	$12.65	$10.93	$11.76
Number of accumulation units outstanding at end of period	1,705	2,735	2,607	1,777	2,514	2,692	469
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.10	$10.40
Value at end of period	$9.43	$10.10
Number of accumulation units outstanding at end of period	948	520
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during September 2009)
Value at beginning of period	$22.79	$24.63	$23.28	$17.57	$15.62	$15.80	$12.65	$12.08
Value at end of period	$27.71	$22.79	$24.63	$23.28	$17.57	$15.62	$15.80	$12.65
Number of accumulation units outstanding at end of period	992	1,441	909	870	338	455	210	10
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.48	$19.00	$17.44	$14.87	$13.54	$13.02	$11.69	$9.39	$13.75	$13.46
Value at end of period	$19.81	$18.48	$19.00	$17.44	$14.87	$13.54	$13.02	$11.69	$9.39	$13.75
Number of accumulation units outstanding at end of period	4,158	4,965	4,845	17,535	8,148	6,932	7,590	4,895	17,133	22,592
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.12	$14.48	$11.19	$10.92	$10.28
Value at end of period	$15.87	$15.12	$14.48	$11.19	$10.92
Number of accumulation units outstanding at end of period	2,017	4,259	1,022	1,244	181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.72	$14.12	$12.71	$9.78	$8.55	$9.07	$7.84	$6.20	$8.48
Value at end of period	$15.66	$13.72	$14.12	$12.71	$9.78	$8.55	$9.07	$7.84	$6.20
Number of accumulation units outstanding at end of period	30,768	30,607	26,716	26,702	23,618	52	0	0	62
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.23	$16.16	$14.52	$10.81	$9.33	$9.81	$8.03	$6.11	$6.08
Value at end of period	$17.25	$15.23	$16.16	$14.52	$10.81	$9.33	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	1,975	1,861	7,283	4,777	4,159	403	0	648	82
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$11.77	$12.66	$12.08	$11.17
Value at end of period	$15.33	$11.77	$12.66	$12.08
Number of accumulation units outstanding at end of period	2,803	270	515	133
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.40	$20.70	$21.39	$17.91	$15.11	$17.60	$16.18	$11.70	$19.80	$16.76
Value at end of period	$20.42	$20.40	$20.70	$21.39	$17.91	$15.11	$17.60	$16.18	$11.70	$19.80
Number of accumulation units outstanding at end of period	50,601	60,208	91,913	111,574	92,772	58,722	46,705	35,174	48,805	42,629
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.43	$33.41	$30.02	$23.01	$19.88	$20.52	$17.61	$13.05	$22.85	$19.55
Value at end of period	$35.89	$33.43	$33.41	$30.02	$23.01	$19.88	$20.52	$17.61	$13.05	$22.85
Number of accumulation units outstanding at end of period	57,545	73,163	91,444	139,076	119,951	2,964,998	3,084,650	214,023	275,711	217,169
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.94	$21.94	$20.30	$15.94	$13.67	$13.62	$11.90	$9.19	$16.12	$15.98
Value at end of period	$24.57	$20.94	$21.94	$20.30	$15.94	$13.67	$13.62	$11.90	$9.19	$16.12
Number of accumulation units outstanding at end of period	18,599	23,182	25,801	66,500	48,496	62,119	74,752	75,945	83,733	172,172

CFI 103

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.98	$22.51	$20.34	$15.01	$13.17	$13.22	$10.71	$8.40	$15.99	$12.67
Value at end of period	$24.03	$23.98	$22.51	$20.34	$15.01	$13.17	$13.22	$10.71	$8.40	$15.99
Number of accumulation units outstanding at end of period	59,268	72,665	75,914	183,297	131,669	135,068	171,423	166,798	222,467	277,105
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.59	$16.11	$17.63	$13.59	$11.33	$13.76	$12.23	$9.73	$17.41	$14.93
Value at end of period	$15.66	$16.59	$16.11	$17.63	$13.59	$11.33	$13.76	$12.23	$9.73	$17.41
Number of accumulation units outstanding at end of period	3,783	4,840	5,333	50,715	9,765	12,226	12,641	5,010	8,353	23,873
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.05	$30.47	$30.48	$22.51	$19.13	$19.99	$15.69	$12.22	$18.35	$18.91
Value at end of period	$36.30	$28.05	$30.47	$30.48	$22.51	$19.13	$19.99	$15.69	$12.22	$18.35
Number of accumulation units outstanding at end of period	7,595	12,052	15,384	27,386	19,365	48,892	34,310	41,203	39,970	71,611
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.17	$14.77	$13.64	$10.44	$8.97	$9.20	$8.12	$6.12	$8.99
Value at end of period	$16.96	$15.17	$14.77	$13.64	$10.44	$8.97	$9.20	$8.12	$6.12
Number of accumulation units outstanding at end of period	18,336	20,151	23,238	48,643	50,325	32,868	27,297	27,145	3,605
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.87	$18.79	$18.09	$14.09	$12.84	$13.77	$12.32	$12.02
Value at end of period	$19.89	$17.87	$18.79	$18.09	$14.09	$12.84	$13.77	$12.32
Number of accumulation units outstanding at end of period	341	284	238	186	869	95	1,005	83
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.59	$54.22	$50.30	$36.11	$37.18
Value at end of period	$57.53	$56.59	$54.22	$50.30	$36.11
Number of accumulation units outstanding at end of period	1,107	1,140	1,064	1,059	3,247
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.78	$16.85	$15.67	$12.20	$10.78	$10.85	$9.96	$7.81	$11.25	$10.47
Value at end of period	$17.30	$15.78	$16.85	$15.67	$12.20	$10.78	$10.85	$9.96	$7.81	$11.25
Number of accumulation units outstanding at end of period	10,317	11,512	15,589	15,717	18,488	18,172	23,181	29,996	41,183	52,059
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$10.11
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	386
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2007)
Value at beginning of period	$23.99	$24.09	$23.09	$23.26	$21.60	$20.36	$18.97	$16.85	$15.99	$15.10
Value at end of period	$24.44	$23.99	$24.09	$23.09	$23.26	$21.60	$20.36	$18.97	$16.85	$15.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	3	47
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$17.28	$18.03	$17.26	$12.81	$11.10	$11.38	$9.17	$5.97
Value at end of period	$21.67	$17.28	$18.03	$17.26	$12.81	$11.10	$11.38	$9.17
Number of accumulation units outstanding at end of period	1,496	2,568	3,010	8,793	8,261	6,595	7,129	5,343
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.75	$22.75	$20.52	$15.84	$13.91	$14.58	$11.69	$9.29	$15.41	$15.42
Value at end of period	$25.17	$21.75	$22.75	$20.52	$15.84	$13.91	$14.58	$11.69	$9.29	$15.41
Number of accumulation units outstanding at end of period	3,448	3,930	5,700	13,541	10,448	1,013,190	837,019	17,082	19,908	48,286

CFI 104

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$10.19	$10.26	$10.05
Value at end of period	$10.37	$10.19	$10.26
Number of accumulation units outstanding at end of period	2,665	4,826	2,315
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.32	$17.52	$15.98	$11.66	$10.58	$10.98	$9.01	$6.96	$11.46	$11.07
Value at end of period	$18.92	$17.32	$17.52	$15.98	$11.66	$10.58	$10.98	$9.01	$6.96	$11.46
Number of accumulation units outstanding at end of period	10,909	10,688	22,885	31,882	30,996	26,249	3,506	350	17	229
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$24.34	$23.26	$22.68	$17.99	$14.99	$16.32	$14.57	$10.66	$17.26	$14.98
Value at end of period	$24.64	$24.34	$23.26	$22.68	$17.99	$14.99	$16.32	$14.57	$10.66	$17.26
Number of accumulation units outstanding at end of period	16,439	15,861	34,264	39,467	39,664	22,868	16,968	13,643	28,949	29,052
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$69.06	$80.85	$85.44	$79.33	$66.04	$81.12	$64.26	$35.57	$68.86	$51.76
Value at end of period	$73.38	$69.06	$80.85	$85.44	$79.33	$66.04	$81.12	$64.26	$35.57	$68.86
Number of accumulation units outstanding at end of period	6,225	5,432	14,173	15,329	15,345	16,735	14,272	12,580	11,153	15,299
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$36.78	$35.60	$35.01	$27.66	$22.95	$25.18	$21.84	$15.72	$26.44	$25.02
Value at end of period	$36.59	$36.78	$35.60	$35.01	$27.66	$22.95	$25.18	$21.84	$15.72	$26.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	19	19	21	68
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(NON-SERVICE SHARES)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.34	$22.99	$22.49	$22.66	$20.08	$20.03	$17.52	$14.84	$17.40	$15.95
Value at end of period	$23.65	$22.34	$22.99	$22.49	$22.66	$20.08	$20.03	$17.52	$14.84	$17.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	3	44
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.73	$24.30	$21.84	$15.58	$13.28	$13.67	$11.14	$8.17	$13.22	$13.46
Value at end of period	$26.67	$22.73	$24.30	$21.84	$15.58	$13.28	$13.67	$11.14	$8.17	$13.22
Number of accumulation units outstanding at end of period	1,962	3,449	2,826	3,023	2,076	1,738	2,009	726	1,958	1,996
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.69	$16.88	$15.72	$13.59	$12.29	$12.59	$11.32	$9.39	$13.63	$12.53
Value at end of period	$17.55	$16.69	$16.88	$15.72	$13.59	$12.29	$12.59	$11.32	$9.39	$13.63
Number of accumulation units outstanding at end of period	8,355	14,465	8,289	18,028	7,936	3,572	7,066	5,443	9,700	5,380
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$5.45	$7.17
Value at end of period	$6.19	$5.45
Number of accumulation units outstanding at end of period	778	777
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.17	$15.69	$15.31	$16.96	$15.69	$14.14	$13.16	$11.18	$12.10	$11.01
Value at end of period	$15.86	$15.17	$15.69	$15.31	$16.96	$15.69	$14.14	$13.16	$11.18	$12.10
Number of accumulation units outstanding at end of period	26,407	28,415	36,720	56,114	65,679	44,198	37,557	23,083	16,697	6,118
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.42	$7.62	$8.77	$9.00	$8.09	$10.62	$9.22	$5.31	$12.78	$11.08
Value at end of period	$6.78	$6.42	$7.62	$8.77	$9.00	$8.09	$10.62	$9.22	$5.31	$12.78
Number of accumulation units outstanding at end of period	3,677	3,636	4,333	6,329	7,220	5,449	8,850	6,514	3,485	2,632

CFI 105

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.62	$18.46	$18.55	$16.66	$14.44	$14.77	$12.59	$7.89	$12.29	$11.68
Value at end of period	$20.01	$17.62	$18.46	$18.55	$16.66	$14.44	$14.77	$12.59	$7.89	$12.29
Number of accumulation units outstanding at end of period	1,929	9,653	9,436	12,326	12,767	30,479	24,391	24,981	37,620	40,436
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.23	$13.95	$13.78	$10.72	$8.84	$10.38	$8.35	$4.76
Value at end of period	$14.97	$14.23	$13.95	$13.78	$10.72	$8.84	$10.38	$8.35
Number of accumulation units outstanding at end of period	16,502	16,062	16,646	23,736	22,167	19,215	17,921	9,844
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.96	$9.97
Value at end of period	$10.02	$9.96
Number of accumulation units outstanding at end of period	499	28
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$31.99	$33.61	$33.29	$32.76	$28.46	$29.33	$26.18	$22.16	$20.98	$19.04
Value at end of period	$33.78	$31.99	$33.61	$33.29	$32.76	$28.46	$29.33	$26.18	$22.16	$20.98
Number of accumulation units outstanding at end of period	17,131	27,073	43,426	45,775	59,175	48,192	40,232	34,294	33,866	23,866
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.06	$12.11	$11.54	$11.84	$11.25	$10.63	$9.97	$8.73	$9.06
Value at end of period	$12.32	$12.06	$12.11	$11.54	$11.84	$11.25	$10.63	$9.97	$8.73
Number of accumulation units outstanding at end of period	13,251	13,559	21,924	17,297	14,353	2,364	2,586	1,844	357
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$23.22	$22.18	$20.42	$15.35	$12.81	$13.55	$12.14	$9.08	$14.99	$13.60
Value at end of period	$25.03	$23.22	$22.18	$20.42	$15.35	$12.81	$13.55	$12.14	$9.08	$14.99
Number of accumulation units outstanding at end of period	118,006	137,267	186,473	197,186	186,876	121,179	92,273	73,915	100,071	157,459
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$2.46	$3.37	$3.70	$7.67	$8.77	$10.39
Value at end of period	$3.57	$2.46	$3.37	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	2,189	1,221	6,569	3,608	2,206	999
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.63	$20.12	$19.06	$16.43	$14.54	$14.83	$13.07	$11.03	$15.43	$14.70
Value at end of period	$21.04	$19.63	$20.12	$19.06	$16.43	$14.54	$14.83	$13.07	$11.03	$15.43
Number of accumulation units outstanding at end of period	62,832	81,637	85,974	107,258	143,895	597,025	577,301	195,593	243,823	309,890
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.87	$14.44	$14.61	$15.16	$14.27	$13.85	$12.02	$9.95	$11.73	$10.85
Value at end of period	$14.66	$13.87	$14.44	$14.61	$15.16	$14.27	$13.85	$12.02	$9.95	$11.73
Number of accumulation units outstanding at end of period	1,535	2,259	27,942	91,500	52,617	57,058	73,001	77,956	90,415	96,452
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.39	$10.03
Value at end of period	$9.90	$9.39
Number of accumulation units outstanding at end of period	21,686	27,599
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$9.79	$10.19	$10.05
Value at end of period	$10.39	$9.79	$10.19
Number of accumulation units outstanding at end of period	247	247	191

CFI 106

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.14	$13.22	$13.29	$13.37	$13.45	$13.53	$13.57	$13.61	$13.34	$12.76
Value at end of period	$13.08	$13.14	$13.22	$13.29	$13.37	$13.45	$13.53	$13.57	$13.61	$13.34
Number of accumulation units outstanding at end of period	56,008	77,321	73,357	240,905	131,868	2,028,314	1,809,945	307,068	422,639	97,084
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.21	$16.55	$15.04	$11.58	$10.06	$10.15	$8.94	$6.91	$11.14	$10.44
Value at end of period	$17.69	$16.21	$16.55	$15.04	$11.58	$10.06	$10.15	$8.94	$6.91	$11.14
Number of accumulation units outstanding at end of period	239,209	308,192	314,463	346,597	334,106	425,911	532,361	524,546	664,656	721,454
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.32	$18.80	$18.70	$17.81	$15.71	$15.14	$13.33	$8.98	$11.66	$11.40
Value at end of period	$20.87	$18.32	$18.80	$18.70	$17.81	$15.71	$15.14	$13.33	$8.98	$11.66
Number of accumulation units outstanding at end of period	2,785	3,790	16,737	29,712	26,303	18,758	19,845	15,911	4,155	2,590
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.19	$21.14	$18.68	$14.14	$12.43	$12.51	$11.04	$9.02	$14.45	$13.84
Value at end of period	$23.23	$21.19	$21.14	$18.68	$14.14	$12.43	$12.51	$11.04	$9.02	$14.45
Number of accumulation units outstanding at end of period	44,532	49,770	53,472	61,105	82,588	102,712	118,345	134,364	164,902	173,623
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.75	$41.74	$38.33	$28.65	$24.49	$24.93	$20.57	$15.71	$25.31	$24.14
Value at end of period	$47.85	$40.75	$41.74	$38.33	$28.65	$24.49	$24.93	$20.57	$15.71	$25.31
Number of accumulation units outstanding at end of period	17,979	22,501	23,824	55,123	40,175	1,029,153	1,039,992	49,477	60,818	84,389
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.42	$29.54	$28.18	$19.87	$17.78	$18.02	$14.76	$11.89	$18.01	$19.33
Value at end of period	$35.96	$28.42	$29.54	$28.18	$19.87	$17.78	$18.02	$14.76	$11.89	$18.01
Number of accumulation units outstanding at end of period	8,514	11,581	12,537	20,630	21,209	28,920	30,944	33,379	38,949	64,201
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.83	$21.84	$20.59	$20.74	$19.07	$17.84	$16.34	$14.74	$16.20	$15.37
Value at end of period	$22.64	$21.83	$21.84	$20.59	$20.74	$19.07	$17.84	$16.34	$14.74	$16.20
Number of accumulation units outstanding at end of period	54,531	79,785	53,635	79,000	100,476	3,319,846	3,384,372	105,761	123,333	131,955
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.28	$9.41	$10.07	$8.34	$7.07	$8.10	$7.55	$5.94	$5.64
Value at end of period	$9.30	$9.28	$9.41	$10.07	$8.34	$7.07	$8.10	$7.55	$5.94
Number of accumulation units outstanding at end of period	10,564	8,816	12,653	12,210	12,497	10,142	8,203	8,207	887
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.93	$17.90	$15.85	$12.18	$10.37	$10.32
Value at end of period	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37
Number of accumulation units outstanding at end of period	101,727	102,360	131,296	64,517	68,136	56,290
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.49	$14.20	$12.98	$9.98	$8.75	$8.50	$7.17	$6.40	$9.21	$9.42
Value at end of period	$15.27	$13.49	$14.20	$12.98	$9.98	$8.75	$8.50	$7.17	$6.40	$9.21
Number of accumulation units outstanding at end of period	69,927	80,618	79,859	194,083	68,638	103,501	26,087	21,331	78,541	75,660
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.78	$27.80	$25.69	$19.59	$17.26	$17.45	$13.47	$9.58	$15.45	$12.36
Value at end of period	$29.62	$27.78	$27.80	$25.69	$19.59	$17.26	$17.45	$13.47	$9.58	$15.45
Number of accumulation units outstanding at end of period	8,937	14,145	46,811	48,693	60,199	17,268	15,845	4,659	5,275	5,430
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$16.26	$16.41	$14.32	$11.02	$10.04	$10.55	$9.14	$7.39	$11.35	$10.84
Value at end of period	$17.58	$16.26	$16.41	$14.32	$11.02	$10.04	$10.55	$9.14	$7.39	$11.35
Number of accumulation units outstanding at end of period	15,648	18,991	20,973	30,033	16,809	8,852	5,460	3,109	2,346	2,500

CFI 107

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$26.25	$24.55	$21.84	$16.64	$14.62	$14.12	$11.91
Value at end of period	$27.81	$26.25	$24.55	$21.84	$16.64	$14.62	$14.12
Number of accumulation units outstanding at end of period	1,638	2,863	3,874	2,578	2,370	768	66
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.98	$15.75	$14.03	$10.69	$9.30	$9.13	$8.18	$6.65	$6.51
Value at end of period	$17.62	$15.98	$15.75	$14.03	$10.69	$9.30	$9.13	$8.18	$6.65
Number of accumulation units outstanding at end of period	14,517	13,676	27,789	24,279	30,512	8,909	3,979	4,348	2,280
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.08	$22.03	$19.75	$15.12	$13.12	$13.12	$11.88	$10.07
Value at end of period	$24.16	$21.08	$22.03	$19.75	$15.12	$13.12	$13.12	$11.88
Number of accumulation units outstanding at end of period	2,492	2,510	1,389	1,460	927	960	794	308
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.25	$26.62	$24.10	$17.97	$15.65	$16.10	$12.87	$11.42
Value at end of period	$27.87	$26.25	$26.62	$24.10	$17.97	$15.65	$16.10	$12.87
Number of accumulation units outstanding at end of period	1,160	2,632	2,998	3,500	3,283	1,936	2,401	2,291
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$16.87	$17.46	$15.59	$11.68	$10.04	$10.30	$8.27	$5.94	$4.91
Value at end of period	$19.02	$16.87	$17.46	$15.59	$11.68	$10.04	$10.30	$8.27	$5.94
Number of accumulation units outstanding at end of period	6,422	6,511	24,962	15,386	15,288	4,633	3,758	6,719	526
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.59	$17.49	$16.76	$12.16	$10.54	$11.03	$8.78	$6.98	$10.33
Value at end of period	$19.97	$16.59	$17.49	$16.76	$12.16	$10.54	$11.03	$8.78	$6.98
Number of accumulation units outstanding at end of period	6,982	7,481	11,517	11,564	9,391	3,872	1,681	5,001	1,146
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.45	$18.73	$17.84	$12.91	$11.27	$11.24	$8.55	$6.56	$10.08	$9.21
Value at end of period	$20.80	$18.45	$18.73	$17.84	$12.91	$11.27	$11.24	$8.55	$6.56	$10.08
Number of accumulation units outstanding at end of period	16,417	20,527	46,927	51,810	44,530	21,813	24,028	17,864	13,913	9,521
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$35.21	$35.70	$33.71	$24.62	$21.63	$22.31	$18.05	$14.23	$20.77	$19.73
Value at end of period	$43.57	$35.21	$35.70	$33.71	$24.62	$21.63	$22.31	$18.05	$14.23	$20.77
Number of accumulation units outstanding at end of period	38,240	43,653	48,854	75,468	65,457	66,631	82,370	69,771	86,086	93,694
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.52	$15.63	$14.89	$12.88	$11.42	$11.86	$10.48	$8.38	$12.75	$12.26
Value at end of period	$16.33	$15.52	$15.63	$14.89	$12.88	$11.42	$11.86	$10.48	$8.38	$12.75
Number of accumulation units outstanding at end of period	139,643	151,345	228,333	222,079	221,732	172,598	155,745	167,234	282,862	240,916
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.19	$16.37	$15.58	$13.02	$11.38	$12.01	$10.54	$8.26	$13.20	$12.61
Value at end of period	$17.10	$16.19	$16.37	$15.58	$13.02	$11.38	$12.01	$10.54	$8.26	$13.20
Number of accumulation units outstanding at end of period	119,337	122,980	163,355	165,555	157,702	117,967	127,897	127,989	139,209	103,555
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.58	$16.84	$15.97	$13.01	$11.34	$12.03	$10.51	$8.14	$13.62	$12.95
Value at end of period	$17.54	$16.58	$16.84	$15.97	$13.01	$11.34	$12.03	$10.51	$8.14	$13.62
Number of accumulation units outstanding at end of period	119,089	111,650	172,755	162,823	140,506	119,348	73,102	71,189	70,952	40,035

CFI 108

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$16.01	$16.25	$15.39	$12.53	$10.91	$11.57	$10.59
Value at end of period	$16.94	$16.01	$16.25	$15.39	$12.53	$10.91	$11.57
Number of accumulation units outstanding at end of period	17,447	15,411	12,286	7,769	1,800	342	48
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.67	$12.80	$12.11	$10.54	$9.32	$9.61	$8.58	$6.06
Value at end of period	$13.39	$12.67	$12.80	$12.11	$10.54	$9.32	$9.61	$8.58
Number of accumulation units outstanding at end of period	5,521	3,740	1,973	6,607	9,133	7,462	5,469	2,436
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.70	$14.78	$14.06	$13.22	$12.12	$12.15	$11.15	$9.57	$11.55	$11.04
Value at end of period	$15.27	$14.70	$14.78	$14.06	$13.22	$12.12	$12.15	$11.15	$9.57	$11.55
Number of accumulation units outstanding at end of period	22,531	40,073	17,795	26,087	42,940	11,148	28,980	16,993	27,939	21,338
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.60	$12.73	$12.13	$11.14	$10.01	$10.14	$9.17	$7.67	$8.14
Value at end of period	$13.26	$12.60	$12.73	$12.13	$11.14	$10.01	$10.14	$9.17	$7.67
Number of accumulation units outstanding at end of period	948	897	838	663	600	20	2	0	132
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.99	$19.14	$18.06	$16.21	$14.52	$14.35	$13.00	$11.09	$14.60	$13.88
Value at end of period	$19.95	$18.99	$19.14	$18.06	$16.21	$14.52	$14.35	$13.00	$11.09	$14.60
Number of accumulation units outstanding at end of period	8,599	8,243	7,883	7,467	7,046	4,228	9,720	25,125	35,695	38,095
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.05	$17.36	$16.39	$13.47	$11.78	$12.21	$10.86	$8.73	$13.73	$13.15
Value at end of period	$18.12	$17.05	$17.36	$16.39	$13.47	$11.78	$12.21	$10.86	$8.73	$13.73
Number of accumulation units outstanding at end of period	17,141	18,058	18,686	19,543	21,281	33,317	34,093	72,187	132,593	105,049
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.65	$17.85	$16.84	$14.53	$12.86	$13.02	$11.69	$9.65	$13.97	$13.32
Value at end of period	$18.71	$17.65	$17.85	$16.84	$14.53	$12.86	$13.02	$11.69	$9.65	$13.97
Number of accumulation units outstanding at end of period	9,039	10,202	11,979	15,054	16,785	26,586	21,475	105,792	123,282	63,371
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.67	$12.72	$12.10	$12.49	$12.10	$11.36	$10.77	$10.23	$10.14
Value at end of period	$12.89	$12.67	$12.72	$12.10	$12.49	$12.10	$11.36	$10.77	$10.23
Number of accumulation units outstanding at end of period	9,956	3,525	8,155	11,968	6,502	2,675	2,465	2,407	303
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$21.30	$21.19	$18.80	$14.33	$13.87
Value at end of period	$23.64	$21.30	$21.19	$18.80	$14.33
Number of accumulation units outstanding at end of period	3,507	1,946	5,274	1,616	690
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.68	$30.39	$27.18	$20.82	$18.00	$18.70	$15.42	$11.43	$15.66	$16.22
Value at end of period	$36.61	$29.68	$30.39	$27.18	$20.82	$18.00	$18.70	$15.42	$11.43	$15.66
Number of accumulation units outstanding at end of period	1,305	1,110	13,889	18,349	17,524	974,104	1,058,659	1,693	13,720	25,283
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.59	$32.41	$31.25	$22.64	$19.03	$18.73	$14.90	$11.08	$18.98	$18.00
Value at end of period	$32.03	$30.59	$32.41	$31.25	$22.64	$19.03	$18.73	$14.90	$11.08	$18.98
Number of accumulation units outstanding at end of period	13,999	16,388	21,956	30,023	19,772	769,737	759,990	34,236	38,972	78,794

CFI 109

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.00	$14.29	$12.60	$12.20	$9.73	$10.32	$8.93	$6.72	$9.74
Value at end of period	$14.04	$14.00	$14.29	$12.60	$12.20	$9.73	$10.32	$8.93	$6.72
Number of accumulation units outstanding at end of period	6,818	10,402	32,909	36,309	37,217	30,941	17,573	20,273	17,017
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.77	$17.37	$13.45	$13.26	$11.55	$10.61	$8.34	$6.17	$10.10	$12.35
Value at end of period	$18.41	$17.77	$17.37	$13.45	$13.26	$11.55	$10.61	$8.34	$6.17	$10.10
Number of accumulation units outstanding at end of period	14,079	14,845	17,735	14,491	15,527	9,840	6,970	6,100	5,648	1,366
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$31.29	$30.57	$27.26	$20.35	$18.24	$19.25	$17.28	$13.21	$21.86	$21.12
Value at end of period	$33.72	$31.29	$30.57	$27.26	$20.35	$18.24	$19.25	$17.28	$13.21	$21.86
Number of accumulation units outstanding at end of period	1,654	2,631	4,390	4,501	4,236	3,759	6,264	7,027	10,487	7,554
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.00	$16.58	$15.99	$11.49	$10.12	$10.47	$8.41	$6.78	$9.86
Value at end of period	$19.67	$16.00	$16.58	$15.99	$11.49	$10.12	$10.47	$8.41	$6.78
Number of accumulation units outstanding at end of period	291	138	577	685	1,888	323	287	63	63
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.56	$23.07	$21.89	$16.19	$14.21	$16.05	$12.58	$9.09	$15.03	$13.21
Value at end of period	$25.06	$22.56	$23.07	$21.89	$16.19	$14.21	$16.05	$12.58	$9.09	$15.03
Number of accumulation units outstanding at end of period	24,351	29,892	34,437	40,085	32,009	14,478	6,783	4,817	7,511	13
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.71	$22.15	$20.42	$15.22	$12.90	$13.26	$11.58	$9.07	$14.36	$14.78
Value at end of period	$24.24	$20.71	$22.15	$20.42	$15.22	$12.90	$13.26	$11.58	$9.07	$14.36
Number of accumulation units outstanding at end of period	9,554	9,228	10,649	14,622	11,550	11,248	13,652	15,034	31,411	68,428
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.10	$19.62	$17.60	$14.17	$13.01	$13.23	$11.51	$9.72	$12.76	$12.04
Value at end of period	$21.89	$19.10	$19.62	$17.60	$14.17	$13.01	$13.23	$11.51	$9.72	$12.76
Number of accumulation units outstanding at end of period	1,326	3,167	94,153	96,023	105,705	110,398	119,183	223,775	297,636	320,225
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.84	$19.53	$17.84	$13.40	$11.77	$12.10	$10.82	$8.79	$13.04	$12.79
Value at end of period	$22.46	$18.84	$19.53	$17.84	$13.40	$11.77	$12.10	$10.82	$8.79	$13.04
Number of accumulation units outstanding at end of period	7,971	8,060	8,147	8,325	10,446	13,917	13,725	8,564	10,438	14,558
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.70	$22.34	$22.27	$23.77	$20.07	$24.71	$20.67	$12.12	$25.02	$18.17
Value at end of period	$20.99	$18.70	$22.34	$22.27	$23.77	$20.07	$24.71	$20.67	$12.12	$25.02
Number of accumulation units outstanding at end of period	10,166	11,093	12,734	14,179	12,224	6,159	9,876	6,878	6,116	14,490
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.04	$33.25	$29.09	$22.25	$18.65	$18.42	$15.07	$12.07	$18.13	$17.82
Value at end of period	$36.53	$32.04	$33.25	$29.09	$22.25	$18.65	$18.42	$15.07	$12.07	$18.13
Number of accumulation units outstanding at end of period	10,753	11,559	19,269	20,869	23,536	13,316	14,501	13,296	35,722	71,135
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.51	$24.56	$22.80	$16.51	$13.99	$14.27	$11.33	$8.95	$12.85	$13.15
Value at end of period	$28.42	$23.51	$24.56	$22.80	$16.51	$13.99	$14.27	$11.33	$8.95	$12.85
Number of accumulation units outstanding at end of period	2,941	4,347	4,331	6,004	7,740	3,930	3,322	2,522	2,793	2,405
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$21.03	$19.63	$19.97	$15.27	$13.07	$14.31	$11.98	$8.64	$15.07	$14.23
Value at end of period	$20.95	$21.03	$19.63	$19.97	$15.27	$13.07	$14.31	$11.98	$8.64	$15.07
Number of accumulation units outstanding at end of period	29,898	38,823	129,411	183,021	176,691	239,362	283,232	403,741	514,069	435,270

CFI 110

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.60	$19.62	$19.67	$17.62	$15.25	$15.45	$13.06	$7.87	$11.21	$11.25
Value at end of period	$21.13	$18.60	$19.62	$19.67	$17.62	$15.25	$15.45	$13.06	$7.87	$11.21
Number of accumulation units outstanding at end of period	2,461	4,681	5,810	8,021	11,195	3,807	2,498	1,437	372	2,987
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$23.16	$22.14	$19.86	$16.35	$14.37	$14.05	$12.39	$9.36	$12.98	$12.51
Value at end of period	$24.87	$23.16	$22.14	$19.86	$16.35	$14.37	$14.05	$12.39	$9.36	$12.98
Number of accumulation units outstanding at end of period	151,539	136,400	150,765	144,697	104,310	47,198	39,730	22,814	106,899	66,986
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.60	$23.65	$21.28	$16.24	$14.07	$14.70	$11.22	$7.71	$13.99	$12.10
Value at end of period	$26.27	$24.60	$23.65	$21.28	$16.24	$14.07	$14.70	$11.22	$7.71	$13.99
Number of accumulation units outstanding at end of period	20,524	31,642	90,409	95,320	109,753	147,317	161,729	143,813	219,118	310,862
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.71	$26.71	$25.00	$19.39	$16.64	$16.89	$14.78	$11.90	$18.61	$18.17
Value at end of period	$29.18	$24.71	$26.71	$25.00	$19.39	$16.64	$16.89	$14.78	$11.90	$18.61
Number of accumulation units outstanding at end of period	15,131	31,848	44,206	42,053	43,868	2,686,956	2,867,876	7,954	13,978	13,476
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$30.47	$27.67	$25.61	$18.50	$15.65	$15.92	$13.70	$9.64	$16.79	$15.36
Value at end of period	$30.75	$30.47	$27.67	$25.61	$18.50	$15.65	$15.92	$13.70	$9.64	$16.79
Number of accumulation units outstanding at end of period	33,271	40,812	45,155	60,094	53,852	681,406	724,950	181,177	219,788	163,563
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.20	$16.46	$16.74	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45	$15.39
Value at end of period	$16.41	$16.20	$16.46	$16.74	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45
Number of accumulation units outstanding at end of period	2,913	3,548	4,298	3,265	5,336	5,156	4,852	3,500	3,796	8,001
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.90	$10.30	$11.10	$9.28	$7.85	$8.98	$8.30	$6.32	$10.20
Value at end of period	$10.02	$9.90	$10.30	$11.10	$9.28	$7.85	$8.98	$8.30	$6.32
Number of accumulation units outstanding at end of period	22,831	25,453	40,103	46,535	44,837	29,906	27,589	21,906	49,258
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.49	$13.59	$14.07	$10.83	$8.95	$9.55	$8.92	$6.78	$11.31	$11.11
Value at end of period	$13.77	$12.49	$13.59	$14.07	$10.83	$8.95	$9.55	$8.92	$6.78	$11.31
Number of accumulation units outstanding at end of period	1,880	2,037	4,203	2,726	1,316	191	174	174	401	228
WANGER INTERNATIONAL
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.41	$12.47	$13.12	$10.79	$8.93	$10.52	$8.47	$7.69
Value at end of period	$12.16	$12.41	$12.47	$13.12	$10.79	$8.93	$10.52	$8.47
Number of accumulation units outstanding at end of period	3,559	3,542	3,874	5,366	5,925	824	840	1,261
WANGER SELECT
Value at beginning of period	$22.56	$22.64	$22.08	$16.51	$14.02	$17.13	$13.62	$8.24	$16.28	$14.97
Value at end of period	$25.42	$22.56	$22.64	$22.08	$16.51	$14.02	$17.13	$13.62	$8.24	$16.28
Number of accumulation units outstanding at end of period	2,363	2,274	3,489	4,030	4,176	45,215	6,247	5,108	9,786	15,295
WANGER USA
Value at beginning of period	$23.50	$23.78	$22.83	$17.17	$14.40	$15.01	$12.24	$8.66	$14.44	$13.78
Value at end of period	$26.55	$23.50	$23.78	$22.83	$17.17	$14.40	$15.01	$12.24	$8.66	$14.44
Number of accumulation units outstanding at end of period	4,569	6,671	7,171	7,272	9,345	22,295	13,968	10,921	8,507	12,761
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$20.46	$20.63	$18.67	$14.25	$12.74	$11.98	$10.64	$8.99	$13.53	$13.10
Value at end of period	$23.05	$20.46	$20.63	$18.67	$14.25	$12.74	$11.98	$10.64	$8.99	$13.53
Number of accumulation units outstanding at end of period	48,153	63,141	101,183	93,736	90,756	47,463	46,708	46,145	66,477	70,266

CFI 111

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$36.85	$38.84	$36.39	$26.52	$23.51	$24.18	$19.84	$15.37	$22.66	$24.80
Value at end of period	$47.21	$36.85	$38.84	$36.39	$26.52	$23.51	$24.18	$19.84	$15.37	$22.66
Number of accumulation units outstanding at end of period	7,848	9,296	9,108	10,380	11,900	15,745	15,864	9,130	12,045	17,687

TABLE 15

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.59	$21.20	$20.37	$15.21	$13.33	$14.16	$13.01	$12.62
Value at end of period	$21.87	$21.59	$21.20	$20.37	$15.21	$13.33	$14.16	$13.01
Number of accumulation units outstanding at end of period	921	2,034	10	675	0	0	230	11
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$16.39	$16.57	$14.63	$11.98	$10.85	$11.12	$9.66	$8.81
Value at end of period	$17.53	$16.39	$16.57	$14.63	$11.98	$10.85	$11.12	$9.66
Number of accumulation units outstanding at end of period	296,974	307,236	1,947	2,937	31,447	23,976	16,016	10,612
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$16.50	$17.10	$15.77	$12.24	$11.23	$11.09	$9.95	$9.18
Value at end of period	$17.93	$16.50	$17.10	$15.77	$12.24	$11.23	$11.09	$9.95
Number of accumulation units outstanding at end of period	665,830	680,109	3,942	4,542	30,717	30,653	18,743	9,055
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.99	$12.33	$12.09	$13.39	$12.63	$11.25	$10.74	$10.36
Value at end of period	$12.47	$11.99	$12.33	$12.09	$13.39	$12.63	$11.25	$10.74
Number of accumulation units outstanding at end of period	89,774	92,873	3,414	6,378	9,234	20,227	3,830	5,289
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.10
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	7,496
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$27.67	$29.04	$26.35	$18.33	$15.33	$17.41	$14.00
Value at end of period	$31.77	$27.67	$29.04	$26.35	$18.33	$15.33	$17.41
Number of accumulation units outstanding at end of period	34,018	32,508	811	1,852	364	323	81
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.35	$11.88	$12.08	$9.71	$7.79	$8.46	$8.04	$5.79	$5.71
Value at end of period	$10.19	$11.35	$11.88	$12.08	$9.71	$7.79	$8.46	$8.04	$5.79
Number of accumulation units outstanding at end of period	28,993	21,936	293	605	75	803	414	456	27

CFI 112

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.60	$19.77	$18.13	$12.63	$10.92	$11.76	$9.47
Value at end of period	$21.70	$17.60	$19.77	$18.13	$12.63	$10.92	$11.76
Number of accumulation units outstanding at end of period	71,117	78,903	5,417	6,164	746	514	164
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$9.17	$9.24
Value at end of period	$10.51	$9.17
Number of accumulation units outstanding at end of period	21,445	42
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.10	$10.17
Value at end of period	$9.42	$10.10
Number of accumulation units outstanding at end of period	107,318	108,841
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$22.71	$24.56	$23.23	$17.54	$15.60	$15.79	$13.63
Value at end of period	$27.60	$22.71	$24.56	$23.23	$17.54	$15.60	$15.79
Number of accumulation units outstanding at end of period	4,433	4,075	1,525	1,237	1,088	1,317	432
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.31	$18.85	$17.31	$14.76	$13.45	$12.94	$11.62	$9.34	$13.68	$13.40
Value at end of period	$19.63	$18.31	$18.85	$17.31	$14.76	$13.45	$12.94	$11.62	$9.34	$13.68
Number of accumulation units outstanding at end of period	44,950	49,718	41,667	47,169	71,962	84,326	96,057	87,780	61,198	7,485
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.08	$14.46	$11.18	$10.91	$9.49	$9.04
Value at end of period	$15.83	$15.08	$14.46	$11.18	$10.91	$9.49
Number of accumulation units outstanding at end of period	13,926	14,513	860	3,375	1,102	129
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.67	$14.08	$12.68	$9.75	$8.54	$9.06	$7.84	$6.20	$8.72
Value at end of period	$15.59	$13.67	$14.08	$12.68	$9.75	$8.54	$9.06	$7.84	$6.20
Number of accumulation units outstanding at end of period	21,613	28,053	5,193	7,823	7,794	29,084	21,611	13,150	3,420
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.17	$16.11	$14.48	$10.78	$9.31	$9.79	$8.02	$6.10	$6.65
Value at end of period	$17.18	$15.17	$16.11	$14.48	$10.78	$9.31	$9.79	$8.02	$6.10
Number of accumulation units outstanding at end of period	8,664	14,293	2,941	1,716	543	4,093	3,023	1,354	24
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2015)
Value at beginning of period	$11.76	$11.87
Value at end of period	$15.31	$11.76
Number of accumulation units outstanding at end of period	7,336	4,507
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.28	$20.59	$21.29	$17.83	$15.05	$17.54	$16.14	$11.67	$19.77	$16.74
Value at end of period	$20.29	$20.28	$20.59	$21.29	$17.83	$15.05	$17.54	$16.14	$11.67	$19.77
Number of accumulation units outstanding at end of period	988,974	1,068,444	528,105	522,920	604,434	638,772	592,960	450,105	247,467	76,631

CFI 113

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.14	$33.13	$29.79	$22.84	$19.75	$20.39	$17.51	$12.99	$22.74	$19.46
Value at end of period	$35.56	$33.14	$33.13	$29.79	$22.84	$19.75	$20.39	$17.51	$12.99	$22.74
Number of accumulation units outstanding at end of period	960,137	1,054,933	484,405	533,687	1,039,557	1,374,459	1,428,631	1,369,701	796,912	157,881
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.76	$21.76	$20.14	$15.82	$13.57	$13.53	$11.83	$9.14	$16.05	$15.91
Value at end of period	$24.34	$20.76	$21.76	$20.14	$15.82	$13.57	$13.53	$11.83	$9.14	$16.05
Number of accumulation units outstanding at end of period	287,786	329,924	220,683	252,619	487,666	640,868	690,766	670,535	398,154	72,935
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.77	$22.32	$20.19	$14.90	$13.08	$13.14	$10.65	$8.35	$15.92	$12.62
Value at end of period	$23.80	$23.77	$22.32	$20.19	$14.90	$13.08	$13.14	$10.65	$8.35	$15.92
Number of accumulation units outstanding at end of period	1,441,525	1,493,401	1,468,184	1,435,724	1,787,248	1,885,044	1,703,428	1,361,966	757,026	293,363
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.44	$15.97	$17.49	$13.50	$11.25	$13.67	$12.16	$9.68	$17.33	$14.87
Value at end of period	$15.51	$16.44	$15.97	$17.49	$13.50	$11.25	$13.67	$12.16	$9.68	$17.33
Number of accumulation units outstanding at end of period	123,022	138,951	124,125	135,368	184,665	274,995	290,497	280,635	204,171	24,928
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.85	$30.27	$30.29	$22.38	$19.03	$19.90	$15.62	$12.17	$18.29	$18.86
Value at end of period	$36.02	$27.85	$30.27	$30.29	$22.38	$19.03	$19.90	$15.62	$12.17	$18.29
Number of accumulation units outstanding at end of period	383,621	391,307	366,720	374,931	407,220	411,856	383,034	274,513	170,769	137,475
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.11	$14.72	$13.60	$10.42	$8.95	$9.19	$8.11	$6.12	$9.08
Value at end of period	$16.89	$15.11	$14.72	$13.60	$10.42	$8.95	$9.19	$8.11	$6.12
Number of accumulation units outstanding at end of period	955,373	921,728	680,072	16,934	18,997	18,593	13,929	12,882	210
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.81	$18.74	$18.05	$14.06	$12.82	$13.76	$12.31	$10.22
Value at end of period	$19.82	$17.81	$18.74	$18.05	$14.06	$12.82	$13.76	$12.31
Number of accumulation units outstanding at end of period	249	287	146	169	198	260	119	32
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.48	$54.14	$50.25	$36.09	$37.18
Value at end of period	$57.39	$56.48	$54.14	$50.25	$36.09
Number of accumulation units outstanding at end of period	21,251	22,680	17,027	17,437	29,397
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.65	$16.71	$15.56	$12.11	$10.71	$10.78	$9.91	$7.77	$11.20	$10.43
Value at end of period	$17.14	$15.65	$16.71	$15.56	$12.11	$10.71	$10.78	$9.91	$7.77	$11.20
Number of accumulation units outstanding at end of period	46,584	50,728	41,812	49,434	72,451	114,277	113,684	98,470	48,015	16,224
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during December 2015)
Value at beginning of period	$10.46	$10.53
Value at end of period	$10.58	$10.46
Number of accumulation units outstanding at end of period	3,742	150
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$33.21	$33.22	$30.82	$25.81	$22.87	$22.65	$21.03	$16.81	$20.11	$18.31
Value at end of period	$34.51	$33.21	$33.22	$30.82	$25.81	$22.87	$22.65	$21.03	$16.81	$20.11
Number of accumulation units outstanding at end of period	15	15	15	15	15	15	540	540	15	15
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$33.96	$32.86	$29.39	$22.35	$19.18	$19.58	$15.66	$10.88	$19.47	$16.06
Value at end of period	$37.92	$33.96	$32.86	$29.39	$22.35	$19.18	$19.58	$15.66	$10.88	$19.47
Number of accumulation units outstanding at end of period	15	15	15	15	15	15	97	97	15	15

CFI 114

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$23.78	$23.89	$22.91	$23.09	$21.45	$20.23	$18.86	$17.26
Value at end of period	$24.21	$23.78	$23.89	$22.91	$23.09	$21.45	$20.23	$18.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	161	161
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$16.11	$16.60	$15.55	$12.19	$10.22	$11.92	$10.36	$7.57	$13.77	$12.64
Value at end of period	$16.34	$16.11	$16.60	$15.55	$12.19	$10.22	$11.92	$10.36	$7.57	$13.77
Number of accumulation units outstanding at end of period	15	15	15	15	15	15	254	254	15	15
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.47	$20.51	$18.27	$14.11	$11.98	$12.73	$11.19	$9.24
Value at end of period	$21.44	$21.47	$20.51	$18.27	$14.11	$11.98	$12.73	$11.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	75	75
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.21	$17.97	$17.21	$12.78	$11.08	$11.36	$9.17	$6.49
Value at end of period	$21.57	$17.21	$17.97	$17.21	$12.78	$11.08	$11.36	$9.17
Number of accumulation units outstanding at end of period	25,958	26,060	650	1,235	643	1,582	827	176
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.60	$22.59	$20.39	$15.75	$13.84	$14.51	$11.64	$9.26	$15.36	$15.38
Value at end of period	$24.98	$21.60	$22.59	$20.39	$15.75	$13.84	$14.51	$11.64	$9.26	$15.36
Number of accumulation units outstanding at end of period	38,461	38,557	17,596	19,161	145,448	140,878	132,834	132,172	30,324	24,028
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.00
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	24,091
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.18	$10.25	$9.87
Value at end of period	$10.35	$10.18	$10.25
Number of accumulation units outstanding at end of period	53,378	59,280	1,390
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$17.24	$17.45	$15.92	$11.62	$10.55	$10.96	$9.00	$6.95	$11.45	$10.97
Value at end of period	$18.82	$17.24	$17.45	$15.92	$11.62	$10.55	$10.96	$9.00	$6.95	$11.45
Number of accumulation units outstanding at end of period	15,181	16,893	452	1,387	13,398	20,287	16,146	11,996	8	66
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$24.20	$23.13	$22.57	$17.91	$14.93	$16.27	$14.53	$10.64	$17.23	$14.96
Value at end of period	$24.49	$24.20	$23.13	$22.57	$17.91	$14.93	$16.27	$14.53	$10.64	$17.23
Number of accumulation units outstanding at end of period	144,948	148,903	13,753	15,801	61,296	52,508	48,340	47,849	11,891	7,278
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$68.53	$80.27	$84.87	$78.84	$65.66	$80.69	$63.96	$35.42	$68.61	$51.59
Value at end of period	$72.78	$68.53	$80.27	$84.87	$78.84	$65.66	$80.69	$63.96	$35.42	$68.61
Number of accumulation units outstanding at end of period	83,456	91,360	8,903	11,533	45,755	47,575	60,124	61,858	20,675	22,189
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE
SHARES)
Value at beginning of period	$22.14	$22.80	$22.32	$22.49	$19.94	$19.90	$17.42	$14.76	$17.31	$15.89
Value at end of period	$23.43	$22.14	$22.80	$22.32	$22.49	$19.94	$19.90	$17.42	$14.76	$17.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	165	165	0	0

CFI 115

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.61	$24.18	$21.74	$15.52	$13.24	$13.63	$11.11	$8.15	$13.20	$13.45
Value at end of period	$26.51	$22.61	$24.18	$21.74	$15.52	$13.24	$13.63	$11.11	$8.15	$13.20
Number of accumulation units outstanding at end of period	30,261	31,041	3,029	5,144	17,758	22,680	29,361	30,580	10,602	5,958
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.56	$16.75	$15.62	$13.51	$12.22	$12.53	$11.27	$9.35	$13.58	$12.49
Value at end of period	$17.41	$16.56	$16.75	$15.62	$13.51	$12.22	$12.53	$11.27	$9.35	$13.58
Number of accumulation units outstanding at end of period	50,981	51,150	7,366	8,814	18,953	25,584	26,858	32,073	20,688	18,023
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE
CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$5.44	$5.39
Value at end of period	$6.18	$5.44
Number of accumulation units outstanding at end of period	9,726	14,743
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.08	$15.60	$15.23	$16.89	$15.63	$14.09	$13.12	$11.16	$12.08	$11.00
Value at end of period	$15.76	$15.08	$15.60	$15.23	$16.89	$15.63	$14.09	$13.12	$11.16	$12.08
Number of accumulation units outstanding at end of period	406,726	427,919	19,816	34,940	90,383	106,193	78,170	71,711	18,274	5,882
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.39	$7.60	$8.74	$8.98	$8.07	$10.60	$9.21	$5.31	$12.78	$11.33
Value at end of period	$6.75	$6.39	$7.60	$8.74	$8.98	$8.07	$10.60	$9.21	$5.31	$12.78
Number of accumulation units outstanding at end of period	143,725	154,842	9,935	9,012	5,286	8,482	13,250	11,567	5,300	12,579
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.52	$18.36	$18.46	$16.58	$14.38	$14.72	$12.55	$7.87	$12.27	$11.67
Value at end of period	$19.88	$17.52	$18.36	$18.46	$16.58	$14.38	$14.72	$12.55	$7.87	$12.27
Number of accumulation units outstanding at end of period	21,225	32,126	14,100	5,309	21,596	18,551	23,361	22,810	6,545	2,145
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.18	$13.91	$13.75	$10.70	$8.82	$10.36	$8.35	$5.47	$10.16
Value at end of period	$14.90	$14.18	$13.91	$13.75	$10.70	$8.82	$10.36	$8.35	$5.47
Number of accumulation units outstanding at end of period	46,315	54,894	3,555	3,273	242	807	1,024	1,383	12
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during December 2015)
Value at beginning of period	$9.95	$9.97
Value at end of period	$10.01	$9.95
Number of accumulation units outstanding at end of period	19,778	22,793
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$31.76	$33.39	$33.08	$32.57	$28.31	$29.19	$26.07	$22.08	$20.91	$18.99
Value at end of period	$33.52	$31.76	$33.39	$33.08	$32.57	$28.31	$29.19	$26.07	$22.08	$20.91
Number of accumulation units outstanding at end of period	343,133	502,059	15,277	20,391	55,086	71,778	67,680	59,288	23,051	9,108
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.02	$12.07	$11.51	$11.82	$11.23	$10.62	$9.96	$8.73	$9.84
Value at end of period	$12.27	$12.02	$12.07	$11.51	$11.82	$11.23	$10.62	$9.96	$8.73
Number of accumulation units outstanding at end of period	18,689	21,355	8,636	6,910	11,546	21,749	18,186	12,569	783
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$23.09	$22.06	$20.33	$15.29	$12.76	$13.50	$12.10	$9.06	$14.96	$13.58
Value at end of period	$24.88	$23.09	$22.06	$20.33	$15.29	$12.76	$13.50	$12.10	$9.06	$14.96
Number of accumulation units outstanding at end of period	771,120	870,976	85,045	116,980	360,126	482,682	476,942	422,408	119,542	92,758

CFI 116

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE HARTFORD CAPITAL APPRECIATION FUND (CLASS R4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.46	$17.34	$16.26	$11.55	$9.67	$11.48	$9.59
Value at end of period	$18.06	$17.46	$17.34	$16.26	$11.55	$9.67	$11.48
Number of accumulation units outstanding at end of period	7	7	6	4	13,804	17,888	16,540
THE HARTFORD DIVIDEND AND GROWTH FUND (CLASS R4)
(Funds were first received in this option during June 2010)
Value at beginning of period	$17.84	$18.23	$16.33	$12.55	$11.19	$11.16	$9.29
Value at end of period	$20.25	$17.84	$18.23	$16.33	$12.55	$11.19	$11.16
Number of accumulation units outstanding at end of period	280	302	263	227	20,822	2,485	4,159
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.18
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	0
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$2.45	$3.36	$3.69	$7.66	$8.77	$10.93
Value at end of period	$3.56	$2.45	$3.36	$3.69	$7.66	$8.77
Number of accumulation units outstanding at end of period	447,624	451,248	1,515	4,727	2,054	1,448
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.46	$19.95	$18.91	$16.31	$14.44	$14.73	$12.99	$10.97	$15.36	$14.64
Value at end of period	$20.84	$19.46	$19.95	$18.91	$16.31	$14.44	$14.73	$12.99	$10.97	$15.36
Number of accumulation units outstanding at end of period	209,777	235,382	126,999	129,253	310,662	336,648	345,166	371,665	178,483	32,141
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during December 2015)
Value at beginning of period	$9.65	$9.71
Value at end of period	$10.72	$9.65
Number of accumulation units outstanding at end of period	24,423	9,405
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.66	$14.37	$14.54	$15.10	$14.22	$13.80	$11.88	$9.83	$11.71	$10.94
Value at end of period	$14.43	$13.66	$14.37	$14.54	$15.10	$14.22	$13.80	$11.88	$9.83	$11.71
Number of accumulation units outstanding at end of period	256,936	265,100	238,753	274,229	414,199	556,580	555,674	419,708	223,198	99,176
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.39	$10.03
Value at end of period	$9.89	$9.39
Number of accumulation units outstanding at end of period	195,462	257,141
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2015)
Value at beginning of period	$9.78	$9.80
Value at end of period	$10.38	$9.78
Number of accumulation units outstanding at end of period	7,908	6,903
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.88	$16.72	$16.04	$16.45	$16.09	$15.07	$15.10
Value at end of period	$17.04	$16.88	$16.72	$16.04	$16.45	$16.09	$15.07
Number of accumulation units outstanding at end of period	0	212	153	0	0	1,210	6,054
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.02	$13.11	$13.19	$13.27	$13.36	$13.44	$13.50	$13.54	$13.27	$12.71
Value at end of period	$12.96	$13.02	$13.11	$13.19	$13.27	$13.36	$13.44	$13.50	$13.54	$13.27
Number of accumulation units outstanding at end of period	1,281,845	1,215,974	911,640	963,846	1,443,895	1,447,360	1,446,917	1,544,742	1,668,292	1,019,237

CFI 117

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.07	$16.41	$14.92	$11.49	$9.99	$10.08	$8.89	$6.87	$11.09	$10.39
Value at end of period	$17.53	$16.07	$16.41	$14.92	$11.49	$9.99	$10.08	$8.89	$6.87	$11.09
Number of accumulation units outstanding at end of period	731,622	826,066	437,653	485,527	1,094,475	1,161,694	1,228,018	1,184,795	547,477	30,081
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.22	$18.71	$18.62	$17.74	$15.66	$15.10	$13.30	$8.96	$11.64	$11.39
Value at end of period	$20.74	$18.22	$18.71	$18.62	$17.74	$15.66	$15.10	$13.30	$8.96	$11.64
Number of accumulation units outstanding at end of period	26,353	25,470	20,256	14,747	58,639	41,940	45,393	40,136	3,810	3,174
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.00	$20.96	$18.53	$14.03	$12.34	$12.43	$10.98	$8.97	$14.38	$13.78
Value at end of period	$23.01	$21.00	$20.96	$18.53	$14.03	$12.34	$12.43	$10.98	$8.97	$14.38
Number of accumulation units outstanding at end of period	334,607	370,927	217,340	231,028	379,563	498,992	533,668	523,931	362,378	52,744
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.39	$41.39	$38.03	$28.44	$24.33	$24.77	$20.45	$15.63	$25.19	$24.03
Value at end of period	$47.41	$40.39	$41.39	$38.03	$28.44	$24.33	$24.77	$20.45	$15.63	$25.19
Number of accumulation units outstanding at end of period	407,832	437,312	388,608	396,873	486,552	584,189	535,891	475,061	317,641	176,445
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.17	$29.29	$27.96	$19.72	$17.66	$17.91	$14.67	$11.83	$17.93	$19.24
Value at end of period	$35.63	$28.17	$29.29	$27.96	$19.72	$17.66	$17.91	$14.67	$11.83	$17.93
Number of accumulation units outstanding at end of period	241,710	239,002	210,067	219,832	242,907	266,757	236,424	202,162	109,681	79,036
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$18.01	$18.41	$17.82
Value at end of period	$19.12	$18.01	$18.41
Number of accumulation units outstanding at end of period	50,443	48,204	6,049
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$19.37	$19.82	$19.14
Value at end of period	$20.74	$19.37	$19.82
Number of accumulation units outstanding at end of period	30,313	20,129	5,338
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$20.25	$20.77	$20.10
Value at end of period	$21.74	$20.25	$20.77
Number of accumulation units outstanding at end of period	31,576	19,334	1,180
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$16.05	$16.47	$15.50
Value at end of period	$17.21	$16.05	$16.47
Number of accumulation units outstanding at end of period	7,572	5,758	3,269
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$15.06	$15.33	$14.80
Value at end of period	$15.70	$15.06	$15.33
Number of accumulation units outstanding at end of period	21,242	20,737	10,158
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.64	$21.65	$20.43	$20.59	$18.95	$17.73	$16.25	$14.66	$16.12	$15.30
Value at end of period	$22.43	$21.64	$21.65	$20.43	$20.59	$18.95	$17.73	$16.25	$14.66	$16.12
Number of accumulation units outstanding at end of period	1,006,359	1,086,175	658,751	675,251	811,132	928,289	841,644	592,617	461,356	203,884

CFI 118

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.24	$9.38	$10.04	$8.32	$7.06	$8.09	$7.55	$4.65
Value at end of period	$9.26	$9.24	$9.38	$10.04	$8.32	$7.06	$8.09	$7.55
Number of accumulation units outstanding at end of period	88,219	85,899	67,330	68,690	126,329	112,564	113,050	88,477
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.88	$17.86	$15.82	$12.16	$10.37	$10.32
Value at end of period	$19.50	$18.88	$17.86	$15.82	$12.16	$10.37
Number of accumulation units outstanding at end of period	361,981	400,133	225,547	159,422	316,481	337,470
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39	$9.21	$9.41
Value at end of period	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39	$9.21
Number of accumulation units outstanding at end of period	2,143,079	2,230,276	1,610,458	1,693,575	1,566,028	1,626,528	268,240	237,202	95,175	176,116
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.58	$27.61	$25.53	$19.47	$17.17	$17.37	$13.41	$9.54	$15.40	$12.33
Value at end of period	$29.39	$27.58	$27.61	$25.53	$19.47	$17.17	$17.37	$13.41	$9.54	$15.40
Number of accumulation units outstanding at end of period	981,388	1,028,533	783,292	196,458	45,949	47,277	41,176	34,192	22,955	28,995
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$16.18	$16.34	$14.26	$10.99	$10.01	$10.53	$9.12	$7.38	$11.34	$10.84
Value at end of period	$17.49	$16.18	$16.34	$14.26	$10.99	$10.01	$10.53	$9.12	$7.38	$11.34
Number of accumulation units outstanding at end of period	4,407	10,502	7,412	625,072	625,222	627,131	575,912	267,102	208,049	122,855
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.17	$24.48	$21.78	$16.61	$14.60	$14.10	$12.58	$10.71
Value at end of period	$27.71	$26.17	$24.48	$21.78	$16.61	$14.60	$14.10	$12.58
Number of accumulation units outstanding at end of period	20,402	27,382	4,113	3,047	23,189	12,223	3,631	4,704
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.92	$15.69	$13.99	$10.66	$9.29	$9.11	$8.18	$6.11
Value at end of period	$17.55	$15.92	$15.69	$13.99	$10.66	$9.29	$9.11	$8.18
Number of accumulation units outstanding at end of period	71,934	79,998	15,358	14,550	31,091	28,818	25,899	29,473
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.01	$21.97	$19.71	$15.09	$13.10	$13.11	$11.87	$10.06
Value at end of period	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10	$13.11	$11.87
Number of accumulation units outstanding at end of period	7,260	6,394	3,203	2,041	5,269	3,591	4,431	4,201
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.16	$26.54	$24.05	$17.94	$15.63	$16.09	$12.87	$11.42
Value at end of period	$27.76	$26.16	$26.54	$24.05	$17.94	$15.63	$16.09	$12.87
Number of accumulation units outstanding at end of period	5,636	4,405	687	1,362	11,368	11,864	9,413	9,673
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.80	$17.40	$15.54	$11.66	$10.03	$10.28	$8.27	$5.57
Value at end of period	$18.93	$16.80	$17.40	$15.54	$11.66	$10.03	$10.28	$8.27
Number of accumulation units outstanding at end of period	40,137	37,345	11,206	5,836	2,519	1,901	1,511	211

CFI 119

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.53	$17.43	$16.72	$12.13	$10.52	$11.02	$8.77	$6.98	$10.03
Value at end of period	$19.89	$16.53	$17.43	$16.72	$12.13	$10.52	$11.02	$8.77	$6.98
Number of accumulation units outstanding at end of period	27,937	35,690	10,296	11,920	3,658	3,857	18,072	1,951	1,494
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.32	$18.60	$17.73	$12.83	$11.21	$11.19	$8.51	$6.54	$10.04	$9.18
Value at end of period	$20.64	$18.32	$18.60	$17.73	$12.83	$11.21	$11.19	$8.51	$6.54	$10.04
Number of accumulation units outstanding at end of period	292,278	293,251	291,441	286,262	282,667	256,032	216,613	137,214	101,610	56,833
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.90	$35.41	$33.45	$24.44	$21.48	$22.17	$17.94	$14.16	$20.67	$19.65
Value at end of period	$43.17	$34.90	$35.41	$33.45	$24.44	$21.48	$22.17	$17.94	$14.16	$20.67
Number of accumulation units outstanding at end of period	85,426	90,129	30,855	41,277	100,582	118,260	126,681	125,383	57,445	16,853
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.44	$15.55	$14.82	$12.83	$11.38	$11.82	$10.46	$8.37	$12.74	$12.25
Value at end of period	$16.24	$15.44	$15.55	$14.82	$12.83	$11.38	$11.82	$10.46	$8.37	$12.74
Number of accumulation units outstanding at end of period	166,636	218,892	28,568	39,613	201,010	246,227	231,501	151,115	11,054	23,517
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.10	$16.29	$15.51	$12.97	$11.35	$11.97	$10.52	$8.25	$13.18	$12.60
Value at end of period	$17.00	$16.10	$16.29	$15.51	$12.97	$11.35	$11.97	$10.52	$8.25	$13.18
Number of accumulation units outstanding at end of period	40,937	62,209	37,486	42,652	234,612	233,305	186,691	140,234	10,473	15,911
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.49	$16.76	$15.90	$12.97	$11.30	$11.99	$10.48	$8.13	$13.60	$12.94
Value at end of period	$17.44	$16.49	$16.76	$15.90	$12.97	$11.30	$11.99	$10.48	$8.13	$13.60
Number of accumulation units outstanding at end of period	38,869	34,369	21,490	75,375	207,228	190,326	152,792	112,069	12,259	7,940
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.97	$16.21	$15.36	$12.51	$10.90	$11.57	$9.91
Value at end of period	$16.89	$15.97	$16.21	$15.36	$12.51	$10.90	$11.57
Number of accumulation units outstanding at end of period	14,378	10,950	5,732	5,361	15,976	5,474	3,092
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.62	$12.76	$12.08	$11.18
Value at end of period	$13.33	$12.62	$12.76	$12.08
Number of accumulation units outstanding at end of period	58	37	0	91
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.63	$14.71	$14.00	$13.17	$12.08	$12.11	$11.12	$9.55	$11.54	$11.03
Value at end of period	$15.18	$14.63	$14.71	$14.00	$13.17	$12.08	$12.11	$11.12	$9.55	$11.54
Number of accumulation units outstanding at end of period	83,046	121,903	1,443	6,797	36,422	32,990	34,806	14,482	5,294	227
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.56	$12.69	$12.09	$11.11	$9.99	$10.12	$9.16	$7.67	$7.49
Value at end of period	$13.21	$12.56	$12.69	$12.09	$11.11	$9.99	$10.12	$9.16	$7.67
Number of accumulation units outstanding at end of period	7,068	13,100	12,697	14,848	14,240	15,744	5,360	184	42
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.82	$18.98	$17.92	$16.09	$14.42	$14.26	$12.92	$11.03	$14.53	$13.82
Value at end of period	$19.77	$18.82	$18.98	$17.92	$16.09	$14.42	$14.26	$12.92	$11.03	$14.53
Number of accumulation units outstanding at end of period	40,789	41,182	14,118	14,609	15,338	13,155	13,344	10,350	948	2,107
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.90	$17.22	$16.26	$13.37	$11.70	$12.13	$10.80	$8.68	$13.67	$13.10
Value at end of period	$17.95	$16.90	$17.22	$16.26	$13.37	$11.70	$12.13	$10.80	$8.68	$13.67
Number of accumulation units outstanding at end of period	63,764	58,275	15,775	17,299	70,250	69,784	72,964	42,306	34,645	27,840

CFI 120

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.49	$17.71	$16.70	$14.42	$12.78	$12.93	$11.62	$9.60	$13.90	$13.26
Value at end of period	$18.53	$17.49	$17.71	$16.70	$14.42	$12.78	$12.93	$11.62	$9.60	$13.90
Number of accumulation units outstanding at end of period	66,569	70,426	37,293	38,808	105,922	108,783	103,272	83,557	25,795	35,711
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.62	$12.68	$12.07	$12.46	$12.08	$11.34	$10.76	$10.23	$9.93
Value at end of period	$12.83	$12.62	$12.68	$12.07	$12.46	$12.08	$11.34	$10.76	$10.23
Number of accumulation units outstanding at end of period	28,180	40,199	1,157	8,959	2,357	2,661	3,488	1,919	6
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$21.17	$21.08	$18.71	$14.26	$12.40	$12.26	$10.75	$7.96
Value at end of period	$23.49	$21.17	$21.08	$18.71	$14.26	$12.40	$12.26	$10.75
Number of accumulation units outstanding at end of period	3,700	3,312	2,910	2,421	1,793	1,804	1,060	386
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.48	$30.20	$27.02	$20.71	$17.91	$18.62	$15.36	$11.39	$15.61	$16.19
Value at end of period	$36.34	$29.48	$30.20	$27.02	$20.71	$17.91	$18.62	$15.36	$11.39	$15.61
Number of accumulation units outstanding at end of period	62,126	48,663	39,199	7,582	33,865	30,904	29,483	26,094	13,474	9,116
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.38	$32.20	$31.06	$22.52	$18.94	$18.65	$14.84	$11.05	$18.93	$17.95
Value at end of period	$31.80	$30.38	$32.20	$31.06	$22.52	$18.94	$18.65	$14.84	$11.05	$18.93
Number of accumulation units outstanding at end of period	116,788	126,745	18,454	20,117	61,499	64,831	73,132	73,234	38,438	50,885
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.95	$14.25	$12.57	$12.17	$9.72	$10.31	$8.92	$6.71	$9.74
Value at end of period	$13.99	$13.95	$14.25	$12.57	$12.17	$9.72	$10.31	$8.92	$6.71
Number of accumulation units outstanding at end of period	117,816	126,515	7,379	8,261	35,574	36,013	40,646	33,812	10,412
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58	$8.32	$6.16	$10.09	$12.35
Value at end of period	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58	$8.32	$6.16	$10.09
Number of accumulation units outstanding at end of period	240,904	259,802	29,524	34,373	81,864	68,245	80,004	54,608	17,158	9,711
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$31.07	$30.37	$27.09	$20.24	$18.14	$19.16	$17.21	$13.16	$21.80	$21.06
Value at end of period	$33.46	$31.07	$30.37	$27.09	$20.24	$18.14	$19.16	$17.21	$13.16	$21.80
Number of accumulation units outstanding at end of period	23,786	30,285	2,342	2,321	26,243	28,684	35,853	26,069	1,456	8,549
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.92	$16.51	$15.93	$11.46	$10.10	$10.44	$8.39	$6.77	$10.34	$10.11
Value at end of period	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10	$10.44	$8.39	$6.77	$10.34
Number of accumulation units outstanding at end of period	7,376	6,426	704	1,770	5,534	6,929	2,934	1,753	272	338
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.44	$22.96	$21.80	$16.13	$14.16	$16.01	$12.55	$9.08	$15.01	$13.20
Value at end of period	$24.91	$22.44	$22.96	$21.80	$16.13	$14.16	$16.01	$12.55	$9.08	$15.01
Number of accumulation units outstanding at end of period	63,786	72,449	11,719	15,220	30,554	55,983	66,779	48,241	8,082	13
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.56	$22.01	$20.30	$15.14	$12.84	$13.20	$11.54	$9.04	$14.32	$14.75
Value at end of period	$24.07	$20.56	$22.01	$20.30	$15.14	$12.84	$13.20	$11.54	$9.04	$14.32
Number of accumulation units outstanding at end of period	148,884	158,954	72,069	76,416	109,809	203,816	208,757	205,955	150,798	19,545
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.45	$19.50	$18.01	$14.51	$12.95	$13.18	$11.48	$9.42	$12.72	$12.03
Value at end of period	$21.13	$18.45	$19.50	$18.01	$14.51	$12.95	$13.18	$11.48	$9.42	$12.72
Number of accumulation units outstanding at end of period	1,002,541	1,118,419	948,283	919,410	1,081,930	1,198,021	1,122,959	929,226	685,885	345,350

CFI 121

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.74	$19.43	$17.76	$13.35	$11.73	$12.07	$10.80	$8.77	$13.02	$12.78
Value at end of period	$22.33	$18.74	$19.43	$17.76	$13.35	$11.73	$12.07	$10.80	$8.77	$13.02
Number of accumulation units outstanding at end of period	39,423	44,702	14,128	26,445	57,994	66,794	55,638	51,881	26,602	16,797
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.60	$22.23	$22.17	$23.68	$20.01	$24.64	$20.62	$12.10	$24.98	$18.16
Value at end of period	$20.87	$18.60	$22.23	$22.17	$23.68	$20.01	$24.64	$20.62	$12.10	$24.98
Number of accumulation units outstanding at end of period	20,747	19,528	9,799	10,823	40,303	45,097	64,484	78,429	29,379	22,113
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.83	$33.04	$28.92	$22.13	$18.56	$18.34	$15.01	$12.03	$18.08	$17.78
Value at end of period	$36.27	$31.83	$33.04	$28.92	$22.13	$18.56	$18.34	$15.01	$12.03	$18.08
Number of accumulation units outstanding at end of period	122,312	121,352	10,110	13,464	42,721	33,747	32,930	29,059	13,796	11,100
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.39	$24.44	$22.70	$16.45	$13.95	$14.23	$11.30	$8.93	$12.83	$13.14
Value at end of period	$28.26	$23.39	$24.44	$22.70	$16.45	$13.95	$14.23	$11.30	$8.93	$12.83
Number of accumulation units outstanding at end of period	49,675	50,610	5,637	9,849	21,178	21,858	15,759	14,167	2,584	394
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.21	$20.19	$19.86	$15.73	$13.01	$14.25	$11.95	$8.62	$14.54	$14.20
Value at end of period	$20.12	$20.21	$20.19	$19.86	$15.73	$13.01	$14.25	$11.95	$8.62	$14.54
Number of accumulation units outstanding at end of period	1,089,250	1,169,582	804,341	876,309	1,352,291	1,543,017	1,528,825	1,476,236	935,361	380,065
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.51	$19.54	$19.59	$17.56	$15.21	$15.42	$13.04	$7.86	$11.20	$10.62
Value at end of period	$21.02	$18.51	$19.54	$19.59	$17.56	$15.21	$15.42	$13.04	$7.86	$11.20
Number of accumulation units outstanding at end of period	44,167	69,074	18,068	7,968	25,781	27,820	29,775	21,994	2,870	370
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$23.03	$22.03	$19.77	$16.29	$14.32	$14.01	$12.36	$9.34	$12.97	$12.50
Value at end of period	$24.72	$23.03	$22.03	$19.77	$16.29	$14.32	$14.01	$12.36	$9.34	$12.97
Number of accumulation units outstanding at end of period	3,030,474	2,978,908	166,593	255,323	223,936	238,971	239,156	203,923	43,204	17,163
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.85	$23.53	$21.18	$15.77	$14.00	$14.64	$11.19	$7.69	$13.95	$12.09
Value at end of period	$25.46	$23.85	$23.53	$21.18	$15.77	$14.00	$14.64	$11.19	$7.69	$13.95
Number of accumulation units outstanding at end of period	343,809	374,015	314,568	339,627	693,711	967,968	999,962	954,280	519,115	53,237
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.56	$26.55	$24.87	$19.30	$16.57	$16.83	$14.74	$11.87	$18.57	$18.14
Value at end of period	$28.98	$24.56	$26.55	$24.87	$19.30	$16.57	$16.83	$14.74	$11.87	$18.57
Number of accumulation units outstanding at end of period	20,142	20,636	11,404	15,351	46,643	67,043	63,972	65,316	11,779	14,502
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$30.21	$27.44	$25.41	$18.36	$15.55	$15.81	$13.62	$9.59	$16.70	$15.30
Value at end of period	$30.46	$30.21	$27.44	$25.41	$18.36	$15.55	$15.81	$13.62	$9.59	$16.70
Number of accumulation units outstanding at end of period	168,229	186,996	105,449	115,405	319,364	398,657	393,800	379,512	176,700	157,029
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.12	$16.38	$16.67	$14.67	$12.44	$14.28	$12.63	$9.24	$18.42	$15.38
Value at end of period	$16.32	$16.12	$16.38	$16.67	$14.67	$12.44	$14.28	$12.63	$9.24	$18.42
Number of accumulation units outstanding at end of period	3,668	2,025	1,100	1,752	13,358	14,397	22,442	19,594	12,132	6,125
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$9.98	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	627,330	667,281	632,073	637,147	728,594	814,704	754,143	628,074	504,315

CFI 122

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.43	$13.53	$14.01	$10.80	$8.92	$9.53	$8.90	$6.77	$11.30	$11.10
Value at end of period	$13.69	$12.43	$13.53	$14.01	$10.80	$8.92	$9.53	$8.90	$6.77	$11.30
Number of accumulation units outstanding at end of period	12,897	13,150	3,785	4,856	26,489	17,059	13,638	13,017	2,178	1,938
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.35	$12.42	$13.08	$10.76	$8.91	$10.50	$8.46	$5.69	$10.52	$10.83
Value at end of period	$12.10	$12.35	$12.42	$13.08	$10.76	$8.91	$10.50	$8.46	$5.69	$10.52
Number of accumulation units outstanding at end of period	192,754	237,613	5,372	5,099	5,562	8,551	10,341	7,389	1,375	853
WANGER SELECT
Value at beginning of period	$22.43	$22.52	$21.97	$16.43	$13.96	$17.07	$13.58	$8.22	$16.25	$14.95
Value at end of period	$25.26	$22.43	$22.52	$21.97	$16.43	$13.96	$17.07	$13.58	$8.22	$16.25
Number of accumulation units outstanding at end of period	169,831	189,386	30,440	780,819	846,389	815,582	788,983	559,973	318,946	158,868
WANGER USA
Value at beginning of period	$23.36	$23.66	$22.72	$17.10	$14.34	$14.96	$12.20	$8.64	$14.41	$13.77
Value at end of period	$26.38	$23.36	$23.66	$22.72	$17.10	$14.34	$14.96	$12.20	$8.64	$14.41
Number of accumulation units outstanding at end of period	97,889	104,390	24,717	25,054	90,317	116,294	130,643	93,492	29,736	9,575
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$20.34	$20.52	$18.58	$14.18	$12.69	$11.94	$10.61	$8.97	$13.51	$13.08
Value at end of period	$22.91	$20.34	$20.52	$18.58	$14.18	$12.69	$11.94	$10.61	$8.97	$13.51
Number of accumulation units outstanding at end of period	127,801	138,564	20,155	31,884	179,541	217,067	197,389	177,188	40,223	22,702
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$36.57	$38.56	$36.15	$26.35	$23.38	$24.05	$19.75	$15.30	$22.57	$24.72
Value at end of period	$46.82	$36.57	$38.56	$36.15	$26.35	$23.38	$24.05	$19.75	$15.30	$22.57
Number of accumulation units outstanding at end of period	71,685	76,975	1,706	2,213	49,869	50,866	50,018	45,701	2,998	5,107

TABLE 16

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.51	$21.14	$20.32	$15.19	$13.31	$14.14	$13.00	$10.85
Value at end of period	$21.79	$21.51	$21.14	$20.32	$15.19	$13.31	$14.14	$13.00
Number of accumulation units outstanding at end of period	1,781	3,182	5,709	7,315	2,973	2,569	826	58
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.33	$16.52	$14.59	$11.96	$10.83	$11.11	$9.65	$8.05
Value at end of period	$17.45	$16.33	$16.52	$14.59	$11.96	$10.83	$11.11	$9.65
Number of accumulation units outstanding at end of period	40,946	38,129	40,651	35,240	9,467	8,888	4,041	1,211
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.44	$17.04	$15.73	$12.21	$11.21	$11.08	$9.94	$8.43
Value at end of period	$17.85	$16.44	$17.04	$15.73	$12.21	$11.21	$11.08	$9.94
Number of accumulation units outstanding at end of period	60,200	64,525	99,851	87,390	43,698	36,413	1,702	1,653

CFI 123

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.95	$12.30	$12.06	$13.37	$12.62	$11.24	$10.73	$10.21
Value at end of period	$12.43	$11.95	$12.30	$12.06	$13.37	$12.62	$11.24	$10.73
Number of accumulation units outstanding at end of period	30,127	34,339	58,033	64,492	22,115	16,893	8,014	10
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.33	$9.92
Value at end of period	$9.90	$9.33
Number of accumulation units outstanding at end of period	18,004	1,940
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$27.47	$28.85	$26.18	$18.22	$15.25	$17.33	$13.50
Value at end of period	$31.53	$27.47	$28.85	$26.18	$18.22	$15.25	$17.33
Number of accumulation units outstanding at end of period	2,156	1,951	4,081	4,235	1,950	1,274	373
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.30	$11.84	$12.04	$9.68	$7.78	$8.44	$8.03	$5.78	$10.44
Value at end of period	$10.14	$11.30	$11.84	$12.04	$9.68	$7.78	$8.44	$8.03	$5.78
Number of accumulation units outstanding at end of period	36,320	47,665	55,868	36,067	10,503	3,073	2,252	461	431
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.55	$19.72	$18.10	$12.61	$10.91	$11.76
Value at end of period	$21.63	$17.55	$19.72	$18.10	$12.61	$10.91
Number of accumulation units outstanding at end of period	3,572	6,270	11,565	4,911	2,126	2,087
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.17	$9.27
Value at end of period	$10.50	$9.17
Number of accumulation units outstanding at end of period	17,575	1,629
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.09	$10.17
Value at end of period	$9.42	$10.09
Number of accumulation units outstanding at end of period	50,904	47,076
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during November 2009)
Value at beginning of period	$22.64	$24.49	$23.17	$17.51	$15.58	$15.78	$12.64	$11.95
Value at end of period	$27.50	$22.64	$24.49	$23.17	$17.51	$15.58	$15.78	$12.64
Number of accumulation units outstanding at end of period	30,869	22,547	26,970	26,936	3,958	3,539	1,150	13
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.15	$18.69	$17.17	$14.66	$13.36	$12.86	$11.55	$9.29	$13.62	$13.35
Value at end of period	$19.44	$18.15	$18.69	$17.17	$14.66	$13.36	$12.86	$11.55	$9.29	$13.62
Number of accumulation units outstanding at end of period	38,305	44,630	43,298	46,288	46,684	46,603	47,040	78,696	86,795	97,790
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.05	$14.43	$11.16	$10.91	$9.49	$10.20
Value at end of period	$15.78	$15.05	$14.43	$11.16	$10.91	$9.49
Number of accumulation units outstanding at end of period	16,531	13,599	8,413	6,025	2,260	1,368

CFI 124

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.62	$14.03	$12.64	$9.73	$8.52	$9.04	$7.83	$6.19	$8.97
Value at end of period	$15.53	$13.62	$14.03	$12.64	$9.73	$8.52	$9.04	$7.83	$6.19
Number of accumulation units outstanding at end of period	8,085	10,222	16,034	21,388	5,765	9,477	3,916	2,079	13
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.12	$16.05	$14.43	$10.75	$9.30	$9.78	$8.01	$6.10	$8.87
Value at end of period	$17.10	$15.12	$16.05	$14.43	$10.75	$9.30	$9.78	$8.01	$6.10
Number of accumulation units outstanding at end of period	10,201	13,850	27,705	11,656	4,342	3,011	154	430	17
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$11.74	$12.64	$12.08	$11.47
Value at end of period	$15.28	$11.74	$12.64	$12.08
Number of accumulation units outstanding at end of period	7,834	2,137	1,446	391
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.17	$20.48	$21.18	$17.75	$14.99	$17.48	$16.09	$11.65	$19.73	$16.71
Value at end of period	$20.16	$20.17	$20.48	$21.18	$17.75	$14.99	$17.48	$16.09	$11.65	$19.73
Number of accumulation units outstanding at end of period	551,634	555,166	612,264	582,421	174,829	193,133	139,279	328,320	297,411	278,450
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.85	$32.86	$29.56	$22.67	$19.61	$20.26	$17.41	$12.92	$22.63	$19.38
Value at end of period	$35.23	$32.85	$32.86	$29.56	$22.67	$19.61	$20.26	$17.41	$12.92	$22.63
Number of accumulation units outstanding at end of period	716,321	799,804	1,064,966	1,134,588	601,182	550,952	418,695	759,567	797,105	941,729
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.58	$21.58	$19.98	$15.70	$13.48	$13.45	$11.76	$9.09	$15.97	$15.84
Value at end of period	$24.11	$20.58	$21.58	$19.98	$15.70	$13.48	$13.45	$11.76	$9.09	$15.97
Number of accumulation units outstanding at end of period	128,683	138,209	257,596	288,526	243,651	216,540	194,844	302,711	343,187	434,592
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.56	$22.14	$20.03	$14.79	$12.99	$13.05	$10.59	$8.31	$15.84	$12.56
Value at end of period	$23.58	$23.56	$22.14	$20.03	$14.79	$12.99	$13.05	$10.59	$8.31	$15.84
Number of accumulation units outstanding at end of period	428,275	448,261	512,830	529,118	321,546	275,318	194,985	290,339	393,530	526,777
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.30	$15.84	$17.35	$13.40	$11.17	$13.58	$12.09	$9.62	$17.25	$14.81
Value at end of period	$15.37	$16.30	$15.84	$17.35	$13.40	$11.17	$13.58	$12.09	$9.62	$17.25
Number of accumulation units outstanding at end of period	36,961	38,858	35,044	36,551	54,765	39,609	37,223	35,798	41,798	54,406
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.65	$30.06	$30.10	$22.25	$18.93	$19.80	$15.55	$12.13	$18.23	$18.81
Value at end of period	$35.74	$27.65	$30.06	$30.10	$22.25	$18.93	$19.80	$15.55	$12.13	$18.23
Number of accumulation units outstanding at end of period	61,425	63,403	98,457	99,022	58,425	51,041	38,003	51,356	54,529	73,488
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.06	$14.67	$13.57	$10.39	$8.93	$9.17	$8.10	$6.12	$9.21
Value at end of period	$16.82	$15.06	$14.67	$13.57	$10.39	$8.93	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	168,944	166,579	218,926	218,233	96,885	89,927	13,970	22,733	10,065
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.75	$18.68	$18.00	$14.03	$12.80	$13.75	$12.31	$11.00
Value at end of period	$19.74	$17.75	$18.68	$18.00	$14.03	$12.80	$13.75	$12.31
Number of accumulation units outstanding at end of period	8,884	9,256	12,013	10,988	6,208	5,341	1,819	56

CFI 125

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.38	$54.06	$50.21	$36.08	$37.18
Value at end of period	$57.25	$56.38	$54.06	$50.21	$36.08
Number of accumulation units outstanding at end of period	10,041	12,145	14,190	15,616	9,497
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.52	$16.58	$15.44	$12.03	$10.64	$10.72	$9.85	$7.73	$11.15	$10.39
Value at end of period	$16.99	$15.52	$16.58	$15.44	$12.03	$10.64	$10.72	$9.85	$7.73	$11.15
Number of accumulation units outstanding at end of period	44,893	49,965	60,284	67,827	44,297	49,666	35,048	41,661	62,975	93,939
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.46	$11.48
Value at end of period	$10.56	$10.46
Number of accumulation units outstanding at end of period	7,688	3,526
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$32.92	$32.95	$30.58	$25.63	$22.71	$22.50	$20.91	$16.73	$20.01	$18.23
Value at end of period	$34.19	$32.92	$32.95	$30.58	$25.63	$22.71	$22.50	$20.91	$16.73	$20.01
Number of accumulation units outstanding at end of period	1	1	1	1	9	7	1	143	120	747
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$33.67	$32.59	$29.17	$22.19	$19.05	$19.46	$15.57	$10.83	$19.37	$15.99
Value at end of period	$37.56	$33.67	$32.59	$29.17	$22.19	$19.05	$19.46	$15.57	$10.83	$19.37
Number of accumulation units outstanding at end of period	1	719	720	719	730	728	818	943	1,027	1,368
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$23.58	$23.69	$22.73	$22.92	$21.31	$20.10	$18.75	$16.68	$15.84	$14.90
Value at end of period	$23.99	$23.58	$23.69	$22.73	$22.92	$21.31	$20.10	$18.75	$16.68	$15.84
Number of accumulation units outstanding at end of period	0	473	589	604	594	768	537	602	605	595
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$15.97	$16.46	$15.43	$12.10	$10.15	$11.85	$10.30	$7.53	$13.70	$12.59
Value at end of period	$16.19	$15.97	$16.46	$15.43	$12.10	$10.15	$11.85	$10.30	$7.53	$13.70
Number of accumulation units outstanding at end of period	31	1,012	1,012	1,002	978	946	916	1,045	1,086	1,335
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$21.28	$20.34	$18.13	$14.01	$11.90	$12.65	$11.12	$8.22	$13.72	$12.01
Value at end of period	$21.24	$21.28	$20.34	$18.13	$14.01	$11.90	$12.65	$11.12	$8.22	$13.72
Number of accumulation units outstanding at end of period	0	1,013	1,013	1,004	995	964	1,000	971	1,142	1,056
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during December 2008)
Value at beginning of period	$17.15	$17.91	$17.17	$12.75	$11.06	$11.35	$9.16	$7.18	$6.63
Value at end of period	$21.48	$17.15	$17.91	$17.17	$12.75	$11.06	$11.35	$9.16	$7.18
Number of accumulation units outstanding at end of period	27,864	24,675	21,476	21,431	4,114	3,755	1,196	369	7
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.44	$22.44	$20.26	$15.66	$13.77	$14.44	$11.60	$9.22	$15.31	$15.33
Value at end of period	$24.78	$21.44	$22.44	$20.26	$15.66	$13.77	$14.44	$11.60	$9.22	$15.31
Number of accumulation units outstanding at end of period	181,660	201,824	247,358	262,255	95,061	84,098	44,088	51,979	59,386	103,690
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.12
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	4,887

CFI 126

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.16	$10.24	$9.74	$9.92
Value at end of period	$10.33	$10.16	$10.24	$9.74
Number of accumulation units outstanding at end of period	71,538	77,465	30,788	4,299
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$17.15	$17.37	$15.86	$11.58	$10.52	$10.93	$8.98	$6.94	$11.44	$10.73
Value at end of period	$18.72	$17.15	$17.37	$15.86	$11.58	$10.52	$10.93	$8.98	$6.94	$11.44
Number of accumulation units outstanding at end of period	16,367	15,906	35,372	33,339	11,098	9,711	19,524	5,321	3,092	1,589
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$24.06	$23.01	$22.46	$17.84	$14.87	$16.22	$14.49	$10.61	$17.20	$14.94
Value at end of period	$24.33	$24.06	$23.01	$22.46	$17.84	$14.87	$16.22	$14.49	$10.61	$17.20
Number of accumulation units outstanding at end of period	102,183	100,322	104,168	98,957	27,673	27,032	25,351	29,281	30,287	33,478
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$68.01	$79.69	$84.30	$78.35	$65.29	$80.28	$63.66	$35.28	$68.35	$51.43
Value at end of period	$72.19	$68.01	$79.69	$84.30	$78.35	$65.29	$80.28	$63.66	$35.28	$68.35
Number of accumulation units outstanding at end of period	95,576	100,556	123,663	124,772	53,401	55,322	41,715	91,719	87,308	92,334
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$36.14	$35.01	$34.47	$27.26	$22.64	$24.86	$21.59	$15.55	$26.19	$24.80
Value at end of period	$35.91	$36.14	$35.01	$34.47	$27.26	$22.64	$24.86	$21.59	$15.55	$26.19
Number of accumulation units outstanding at end of period	2,661	2,935	2,935	3,049	3,186	3,169	3,210	3,320	3,312	3,477
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE
SHARES)
Value at beginning of period	$21.95	$22.61	$22.14	$22.33	$19.80	$19.77	$17.32	$14.68	$17.23	$15.82
Value at end of period	$23.22	$21.95	$22.61	$22.14	$22.33	$19.80	$19.77	$17.32	$14.68	$17.23
Number of accumulation units outstanding at end of period	3,282	3,282	3,282	3,429	3,615	3,613	3,607	3,648	3,648	3,648
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.48	$24.06	$21.65	$15.46	$13.19	$13.59	$11.09	$8.14	$13.18	$13.44
Value at end of period	$26.36	$22.48	$24.06	$21.65	$15.46	$13.19	$13.59	$11.09	$8.14	$13.18
Number of accumulation units outstanding at end of period	17,158	19,954	16,609	19,033	8,596	10,229	5,766	5,506	6,550	5,173
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.43	$16.63	$15.51	$13.43	$12.15	$12.46	$11.22	$9.31	$13.53	$12.45
Value at end of period	$17.27	$16.43	$16.63	$15.51	$13.43	$12.15	$12.46	$11.22	$9.31	$13.53
Number of accumulation units outstanding at end of period	80,862	77,560	108,765	105,603	43,012	40,604	15,643	276,306	244,187	235,814
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE
CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$5.44	$6.16
Value at end of period	$6.17	$5.44
Number of accumulation units outstanding at end of period	1,216	589
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.99	$15.52	$15.16	$16.82	$15.57	$14.04	$13.08	$11.13	$12.06	$10.99
Value at end of period	$15.66	$14.99	$15.52	$15.16	$16.82	$15.57	$14.04	$13.08	$11.13	$12.06
Number of accumulation units outstanding at end of period	99,288	124,960	173,186	195,870	140,080	138,385	73,349	66,791	65,949	40,896
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.36	$7.57	$8.71	$8.95	$8.05	$10.58	$9.20	$5.30	$12.78	$10.35
Value at end of period	$6.71	$6.36	$7.57	$8.71	$8.95	$8.05	$10.58	$9.20	$5.30	$12.78
Number of accumulation units outstanding at end of period	72,040	66,103	81,463	93,433	31,760	21,191	12,172	17,409	10,358	29,479

CFI 127

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.42	$18.26	$18.37	$16.51	$14.33	$14.67	$12.52	$7.85	$12.25	$11.65
Value at end of period	$19.76	$17.42	$18.26	$18.37	$16.51	$14.33	$14.67	$12.52	$7.85	$12.25
Number of accumulation units outstanding at end of period	54,077	53,253	73,870	66,757	47,279	44,951	11,512	11,165	16,192	24,388
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.13	$13.86	$13.71	$10.67	$8.81	$10.35	$8.34	$5.47	$8.73
Value at end of period	$14.84	$14.13	$13.86	$13.71	$10.67	$8.81	$10.35	$8.34	$5.47
Number of accumulation units outstanding at end of period	24,954	33,517	36,258	34,458	13,767	12,153	5,036	2,558	1,353
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.95	$9.94
Value at end of period	$10.00	$9.95
Number of accumulation units outstanding at end of period	7,333	5,354
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$31.53	$33.16	$32.88	$32.39	$28.16	$29.05	$25.96	$22.00	$20.84	$18.93
Value at end of period	$33.26	$31.53	$33.16	$32.88	$32.39	$28.16	$29.05	$25.96	$22.00	$20.84
Number of accumulation units outstanding at end of period	173,122	192,386	256,966	252,470	89,023	93,201	61,322	68,133	63,946	45,480
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.97	$12.03	$11.47	$11.79	$11.21	$10.60	$9.96	$8.73	$9.99
Value at end of period	$12.22	$11.97	$12.03	$11.47	$11.79	$11.21	$10.60	$9.96	$8.73
Number of accumulation units outstanding at end of period	11,870	16,845	20,793	20,855	5,622	4,494	4,938	1,829	762
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.96	$21.95	$20.23	$15.22	$12.71	$13.46	$12.07	$9.03	$14.93	$13.56
Value at end of period	$24.72	$22.96	$21.95	$20.23	$15.22	$12.71	$13.46	$12.07	$9.03	$14.93
Number of accumulation units outstanding at end of period	518,921	540,461	702,276	695,983	294,097	365,512	224,794	430,521	419,556	373,683
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$9.82
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	406
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$2.45	$3.36	$3.69	$7.65	$8.76	$9.80
Value at end of period	$3.55	$2.45	$3.36	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	106,767	124,751	119,221	90,235	4,215	1,736
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.29	$19.79	$18.76	$16.19	$14.35	$14.64	$12.92	$10.91	$15.28	$14.58
Value at end of period	$20.65	$19.29	$19.79	$18.76	$16.19	$14.35	$14.64	$12.92	$10.91	$15.28
Number of accumulation units outstanding at end of period	119,877	149,494	252,752	275,200	256,600	258,977	168,867	188,224	291,415	361,575
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.65	$10.02
Value at end of period	$10.71	$9.65
Number of accumulation units outstanding at end of period	3,175	1,065
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.58	$14.43	$14.34	$15.04	$14.17	$13.76	$11.85	$9.81	$11.80	$10.83
Value at end of period	$14.34	$13.58	$14.43	$14.34	$15.04	$14.17	$13.76	$11.85	$9.81	$11.80
Number of accumulation units outstanding at end of period	124,032	132,389	180,092	206,612	196,913	148,490	119,205	145,462	184,287	246,557

CFI 128

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.38	$10.03
Value at end of period	$9.88	$9.38
Number of accumulation units outstanding at end of period	537,387	579,035
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$9.77	$10.18	$10.00
Value at end of period	$10.36	$9.77	$10.18
Number of accumulation units outstanding at end of period	13,205	2,392	3,977
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.91	$13.00	$13.09	$13.18	$13.27	$13.36	$13.42	$13.47	$13.21	$12.65
Value at end of period	$12.84	$12.91	$13.00	$13.09	$13.18	$13.27	$13.36	$13.42	$13.47	$13.21
Number of accumulation units outstanding at end of period	237,340	256,043	531,800	1,321,649	1,308,727	1,268,414	1,072,504	1,141,077	1,104,773	1,333,041
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.93	$16.27	$14.80	$11.41	$9.92	$10.02	$8.84	$6.84	$11.04	$10.35
Value at end of period	$17.37	$15.93	$16.27	$14.80	$11.41	$9.92	$10.02	$8.84	$6.84	$11.04
Number of accumulation units outstanding at end of period	608,496	666,821	832,863	969,244	672,282	788,909	545,563	549,968	743,352	1,200,881
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.12	$18.62	$18.54	$17.68	$15.61	$15.05	$13.27	$8.95	$11.63	$11.38
Value at end of period	$20.62	$18.12	$18.62	$18.54	$17.68	$15.61	$15.05	$13.27	$8.95	$11.63
Number of accumulation units outstanding at end of period	36,891	39,891	45,332	51,492	25,434	22,854	19,877	22,140	19,366	17,645
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.82	$20.79	$18.39	$13.93	$12.26	$12.35	$10.92	$8.92	$14.31	$13.72
Value at end of period	$22.80	$20.82	$20.79	$18.39	$13.93	$12.26	$12.35	$10.92	$8.92	$14.31
Number of accumulation units outstanding at end of period	686,461	710,505	766,546	788,456	216,436	275,989	226,176	381,827	427,312	449,198
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.03	$41.05	$37.73	$28.24	$24.16	$24.61	$20.33	$15.54	$25.07	$23.93
Value at end of period	$46.97	$40.03	$41.05	$37.73	$28.24	$24.16	$24.61	$20.33	$15.54	$25.07
Number of accumulation units outstanding at end of period	366,604	375,415	381,550	395,740	116,972	114,053	105,531	148,139	158,219	224,125
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.92	$29.05	$27.74	$19.58	$17.54	$17.80	$14.59	$11.77	$17.84	$19.16
Value at end of period	$35.30	$27.92	$29.05	$27.74	$19.58	$17.54	$17.80	$14.59	$11.77	$17.84
Number of accumulation units outstanding at end of period	175,692	188,709	199,088	207,313	48,397	61,094	62,317	63,494	71,338	123,641
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.45	$21.48	$20.27	$20.44	$18.82	$17.62	$16.15	$14.58	$16.04	$15.24
Value at end of period	$22.23	$21.45	$21.48	$20.27	$20.44	$18.82	$17.62	$16.15	$14.58	$16.04
Number of accumulation units outstanding at end of period	291,850	298,057	190,604	214,007	116,886	130,162	110,443	367,914	411,319	366,287
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.21	$9.35	$10.01	$8.30	$7.04	$8.07	$7.54	$5.94	$8.83
Value at end of period	$9.22	$9.21	$9.35	$10.01	$8.30	$7.04	$8.07	$7.54	$5.94
Number of accumulation units outstanding at end of period	79,771	68,454	62,373	53,484	24,544	25,924	11,456	14,166	379
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.83	$17.83	$15.80	$12.15	$10.36	$10.32
Value at end of period	$19.44	$18.83	$17.83	$15.80	$12.15	$10.36
Number of accumulation units outstanding at end of period	362,998	381,520	448,226	281,849	208,998	230,258

CFI 129

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.36	$14.08	$12.88	$9.91	$8.70	$8.46	$7.14	$6.38	$9.20	$9.41
Value at end of period	$15.11	$13.36	$14.08	$12.88	$9.91	$8.70	$8.46	$7.14	$6.38	$9.20
Number of accumulation units outstanding at end of period	614,847	694,769	931,148	872,040	410,518	353,126	129,660	149,889	169,128	301,113
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.38	$27.43	$25.38	$19.36	$17.08	$17.28	$13.35	$9.51	$15.35	$12.29
Value at end of period	$29.16	$27.38	$27.43	$25.38	$19.36	$17.08	$17.28	$13.35	$9.51	$15.35
Number of accumulation units outstanding at end of period	88,037	87,632	122,812	138,207	55,483	50,269	5,907	6,677	8,901	9,444
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$16.10	$16.27	$14.21	$10.95	$9.98	$10.50	$9.11	$7.37	$11.33	$10.83
Value at end of period	$17.40	$16.10	$16.27	$14.21	$10.95	$9.98	$10.50	$9.11	$7.37	$11.33
Number of accumulation units outstanding at end of period	10,918	13,802	17,947	25,447	28,102	14,994	13,630	10,548	8,355	39,398
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09	$12.58	$10.71
Value at end of period	$27.60	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09	$12.58
Number of accumulation units outstanding at end of period	48,061	30,467	17,778	22,596	6,759	4,496	3,183	2,214
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.86	$15.64	$13.95	$10.64	$9.27	$9.10	$8.17	$6.65	$9.18
Value at end of period	$17.47	$15.86	$15.64	$13.95	$10.64	$9.27	$9.10	$8.17	$6.65
Number of accumulation units outstanding at end of period	86,513	73,941	87,807	79,750	26,290	9,022	2,987	3,627	175
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.94	$21.91	$19.66	$15.06	$13.08	$13.10	$11.87	$10.06
Value at end of period	$23.97	$20.94	$21.91	$19.66	$15.06	$13.08	$13.10	$11.87
Number of accumulation units outstanding at end of period	21,856	18,178	18,005	15,267	3,647	1,868	719	404
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.07	$26.47	$23.99	$17.91	$15.61	$16.08	$12.86	$11.42
Value at end of period	$27.66	$26.07	$26.47	$23.99	$17.91	$15.61	$16.08	$12.86
Number of accumulation units outstanding at end of period	13,906	14,846	12,973	14,237	8,446	7,585	6,058	5,337
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.74	$17.35	$15.50	$11.63	$10.01	$10.27	$8.26	$5.94	$10.15
Value at end of period	$18.85	$16.74	$17.35	$15.50	$11.63	$10.01	$10.27	$8.26	$5.94
Number of accumulation units outstanding at end of period	97,150	86,841	86,313	58,517	28,337	1,933	1,287	961	37
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.46	$17.37	$16.67	$12.10	$10.50	$11.00	$8.77	$6.97	$9.16
Value at end of period	$19.80	$16.46	$17.37	$16.67	$12.10	$10.50	$11.00	$8.77	$6.97
Number of accumulation units outstanding at end of period	72,605	64,780	69,607	54,517	29,309	7,843	6,568	1,129	234
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.18	$18.48	$17.62	$12.76	$11.15	$11.14	$8.48	$6.51	$10.01	$9.16
Value at end of period	$20.48	$18.18	$18.48	$17.62	$12.76	$11.15	$11.14	$8.48	$6.51	$10.01
Number of accumulation units outstanding at end of period	69,594	63,083	61,893	59,896	30,861	20,726	10,359	4,911	5,512	8,124
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.60	$35.12	$33.19	$24.26	$21.34	$22.03	$17.84	$14.08	$20.57	$19.56
Value at end of period	$42.77	$34.60	$35.12	$33.19	$24.26	$21.34	$22.03	$17.84	$14.08	$20.57
Number of accumulation units outstanding at end of period	172,810	170,470	176,708	182,709	83,895	98,335	89,391	94,326	103,891	152,271

CFI 130

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.35	$15.48	$14.76	$12.78	$11.34	$11.79	$10.43	$8.35	$12.72	$12.24
Value at end of period	$16.14	$15.35	$15.48	$14.76	$12.78	$11.34	$11.79	$10.43	$8.35	$12.72
Number of accumulation units outstanding at end of period	185,507	208,258	250,266	241,044	103,163	109,927	77,216	103,007	166,859	75,727
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.02	$16.21	$15.44	$12.92	$11.31	$11.94	$10.49	$8.23	$13.16	$12.59
Value at end of period	$16.90	$16.02	$16.21	$15.44	$12.92	$11.31	$11.94	$10.49	$8.23	$13.16
Number of accumulation units outstanding at end of period	168,520	182,286	250,026	273,746	214,471	163,242	66,397	63,674	144,871	71,265
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.41	$16.68	$15.83	$12.92	$11.26	$11.96	$10.46	$8.11	$13.58	$12.93
Value at end of period	$17.34	$16.41	$16.68	$15.83	$12.92	$11.26	$11.96	$10.46	$8.11	$13.58
Number of accumulation units outstanding at end of period	131,690	137,831	150,313	203,644	148,985	102,906	94,420	82,415	108,425	42,156
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.92	$16.18	$15.33	$12.50	$10.89	$11.56	$9.62
Value at end of period	$16.83	$15.92	$16.18	$15.33	$12.50	$10.89	$11.56
Number of accumulation units outstanding at end of period	37,278	30,783	23,424	22,903	4,775	1,607	41
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.57	$12.72	$12.04	$10.49	$9.29	$9.59	$8.57	$6.94	$9.12
Value at end of period	$13.27	$12.57	$12.72	$12.04	$10.49	$9.29	$9.59	$8.57	$6.94
Number of accumulation units outstanding at end of period	8,744	8,146	5,241	6,220	3,906	3,971	4,076	6,279	5,382
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.55	$14.64	$13.94	$13.12	$12.03	$12.08	$11.10	$9.53	$11.52	$11.03
Value at end of period	$15.09	$14.55	$14.64	$13.94	$13.12	$12.03	$12.08	$11.10	$9.53	$11.52
Number of accumulation units outstanding at end of period	83,452	87,345	9,555	14,522	12,806	15,551	7,640	5,121	12,606	3,236
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.51	$12.64	$12.06	$11.09	$9.97	$10.11	$9.16	$7.66	$9.34
Value at end of period	$13.15	$12.51	$12.64	$12.06	$11.09	$9.97	$10.11	$9.16	$7.66
Number of accumulation units outstanding at end of period	20,064	16,496	12,888	11,340	6,856	7,419	5,530	6,851	2,162
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.66	$18.83	$17.78	$15.97	$14.32	$14.17	$12.85	$10.98	$14.46	$13.76
Value at end of period	$19.58	$18.66	$18.83	$17.78	$15.97	$14.32	$14.17	$12.85	$10.98	$14.46
Number of accumulation units outstanding at end of period	20,798	39,257	38,647	48,124	27,270	27,255	22,439	30,448	38,507	55,720
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.75	$17.07	$16.13	$13.27	$11.62	$12.06	$10.74	$8.64	$13.60	$13.04
Value at end of period	$17.79	$16.75	$17.07	$16.13	$13.27	$11.62	$12.06	$10.74	$8.64	$13.60
Number of accumulation units outstanding at end of period	96,790	124,212	122,805	133,523	65,723	75,884	66,109	76,887	114,956	131,147
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.34	$17.56	$16.57	$14.32	$12.69	$12.85	$11.55	$9.55	$13.83	$13.21
Value at end of period	$18.36	$17.34	$17.56	$16.57	$14.32	$12.69	$12.85	$11.55	$9.55	$13.83
Number of accumulation units outstanding at end of period	59,329	83,471	64,496	67,438	54,066	70,693	57,253	84,892	111,873	138,468
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.58	$12.63	$12.04	$12.44	$12.06	$11.33	$10.75	$10.22	$9.92
Value at end of period	$12.78	$12.58	$12.63	$12.04	$12.44	$12.06	$11.33	$10.75	$10.22
Number of accumulation units outstanding at end of period	31,409	31,447	28,150	24,950	23,312	17,353	9,822	2,550	9
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.28	$30.01	$26.87	$20.60	$17.83	$18.54	$15.30	$11.35	$15.57	$16.15
Value at end of period	$36.07	$29.28	$30.01	$26.87	$20.60	$17.83	$18.54	$15.30	$11.35	$15.57
Number of accumulation units outstanding at end of period	33,738	32,654	33,049	34,280	9,944	9,845	5,971	4,767	14,960	18,907

CFI 131

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.18	$32.00	$30.88	$22.40	$18.85	$18.57	$14.78	$11.01	$18.87	$17.91
Value at end of period	$31.57	$30.18	$32.00	$30.88	$22.40	$18.85	$18.57	$14.78	$11.01	$18.87
Number of accumulation units outstanding at end of period	48,248	53,945	86,523	93,440	55,359	49,703	34,231	33,021	31,644	43,502
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.90	$14.20	$12.54	$12.15	$9.70	$10.30	$8.92	$6.71	$9.74
Value at end of period	$13.93	$13.90	$14.20	$12.54	$12.15	$9.70	$10.30	$8.92	$6.71
Number of accumulation units outstanding at end of period	68,680	70,487	92,973	94,758	41,230	46,097	27,405	36,167	44,813
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.60	$17.22	$13.35	$13.17	$11.48	$10.56	$8.31	$6.16	$10.08	$12.34
Value at end of period	$18.22	$17.60	$17.22	$13.35	$13.17	$11.48	$10.56	$8.31	$6.16	$10.08
Number of accumulation units outstanding at end of period	116,194	119,160	144,253	147,603	36,248	31,572	21,428	18,557	16,290	17,287
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$30.85	$30.17	$26.93	$20.13	$18.05	$19.07	$17.14	$13.11	$21.73	$21.01
Value at end of period	$33.21	$30.85	$30.17	$26.93	$20.13	$18.05	$19.07	$17.14	$13.11	$21.73
Number of accumulation units outstanding at end of period	12,747	14,005	13,156	12,904	5,900	4,961	3,972	5,872	6,351	7,992
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.84	$16.44	$15.87	$11.42	$10.07	$10.42	$8.37	$6.76	$10.33	$10.20
Value at end of period	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07	$10.42	$8.37	$6.76	$10.33
Number of accumulation units outstanding at end of period	8,586	12,117	11,420	11,963	9,350	7,240	4,755	3,998	5,249	4,878
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.32	$22.85	$21.70	$16.07	$14.12	$15.96	$12.52	$9.06	$14.99	$13.99
Value at end of period	$24.77	$22.32	$22.85	$21.70	$16.07	$14.12	$15.96	$12.52	$9.06	$14.99
Number of accumulation units outstanding at end of period	25,019	41,304	46,932	50,927	29,592	31,208	31,423	27,094	23,761	19,145
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.42	$21.87	$20.18	$15.06	$12.78	$13.14	$11.50	$9.01	$14.28	$14.71
Value at end of period	$23.89	$20.42	$21.87	$20.18	$15.06	$12.78	$13.14	$11.50	$9.01	$14.28
Number of accumulation units outstanding at end of period	97,031	100,894	107,980	112,213	28,121	31,389	21,505	38,133	46,060	63,987
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.35	$19.38	$17.44	$14.43	$12.89	$13.12	$11.45	$9.66	$12.36	$12.35
Value at end of period	$21.01	$18.35	$19.38	$17.44	$14.43	$12.89	$13.12	$11.45	$9.66	$12.36
Number of accumulation units outstanding at end of period	288,486	310,878	433,743	397,267	288,766	260,079	233,613	282,865	375,079	445,193
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.64	$19.34	$17.68	$13.30	$11.69	$12.04	$10.77	$8.75	$13.01	$12.77
Value at end of period	$22.20	$18.64	$19.34	$17.68	$13.30	$11.69	$12.04	$10.77	$8.75	$13.01
Number of accumulation units outstanding at end of period	40,429	38,123	41,644	56,304	27,482	18,009	10,102	16,026	18,099	24,646
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.50	$22.12	$22.08	$23.59	$19.94	$24.57	$20.57	$12.07	$24.95	$18.14
Value at end of period	$20.75	$18.50	$22.12	$22.08	$23.59	$19.94	$24.57	$20.57	$12.07	$24.95
Number of accumulation units outstanding at end of period	24,356	25,552	28,008	30,651	16,674	18,096	12,101	13,226	12,659	25,425
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.61	$32.83	$28.75	$22.01	$18.47	$18.26	$14.96	$11.99	$18.03	$17.74
Value at end of period	$36.00	$31.61	$32.83	$28.75	$22.01	$18.47	$18.26	$14.96	$11.99	$18.03
Number of accumulation units outstanding at end of period	51,077	50,177	74,880	74,177	38,752	26,612	18,252	18,431	20,708	24,470
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.26	$24.32	$22.61	$16.38	$13.90	$14.19	$11.27	$8.92	$12.82	$13.13
Value at end of period	$28.09	$23.26	$24.32	$22.61	$16.38	$13.90	$14.19	$11.27	$8.92	$12.82
Number of accumulation units outstanding at end of period	62,130	58,917	46,008	36,808	2,378	2,063	1,238	1,201	1,369	2,727

CFI 132

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.10	$19.43	$19.75	$15.15	$12.95	$14.19	$11.92	$8.60	$14.51	$14.17
Value at end of period	$20.00	$20.10	$19.43	$19.75	$15.15	$12.95	$14.19	$11.92	$8.60	$14.51
Number of accumulation units outstanding at end of period	508,596	544,842	674,120	742,252	502,601	502,985	443,653	515,307	618,431	851,113
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.42	$19.45	$19.52	$17.50	$15.16	$15.38	$13.01	$7.84	$11.19	$10.61
Value at end of period	$20.91	$18.42	$19.45	$19.52	$17.50	$15.16	$15.38	$13.01	$7.84	$11.19
Number of accumulation units outstanding at end of period	28,885	40,979	76,708	52,718	28,529	19,629	8,524	9,066	2,290	2,824
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.91	$21.93	$19.69	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49
Value at end of period	$24.58	$22.91	$21.93	$19.69	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95
Number of accumulation units outstanding at end of period	1,346,614	1,267,507	1,265,960	1,138,267	213,828	204,331	75,997	109,672	79,771	62,240
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.72	$23.42	$21.58	$15.71	$13.94	$14.58	$11.42	$7.68	$13.92	$12.08
Value at end of period	$25.30	$23.72	$23.42	$21.58	$15.71	$13.94	$14.58	$11.42	$7.68	$13.92
Number of accumulation units outstanding at end of period	218,223	224,041	258,499	295,574	251,521	285,785	236,589	244,911	320,540	427,747
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.41	$26.40	$24.74	$19.21	$16.50	$16.76	$14.69	$11.83	$18.53	$18.11
Value at end of period	$28.79	$24.41	$26.40	$24.74	$19.21	$16.50	$16.76	$14.69	$11.83	$18.53
Number of accumulation units outstanding at end of period	69,742	76,035	82,927	81,912	28,746	38,154	32,718	28,514	29,594	43,509
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$29.94	$27.21	$25.21	$18.23	$15.44	$15.72	$13.54	$9.54	$16.62	$15.23
Value at end of period	$30.18	$29.94	$27.21	$25.21	$18.23	$15.44	$15.72	$13.54	$9.54	$16.62
Number of accumulation units outstanding at end of period	384,046	405,177	417,752	440,322	148,606	168,572	155,494	215,962	250,548	303,391
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.03	$16.30	$16.60	$14.62	$12.40	$14.24	$12.60	$9.22	$18.40	$15.37
Value at end of period	$16.22	$16.03	$16.30	$16.60	$14.62	$12.40	$14.24	$12.60	$9.22	$18.40
Number of accumulation units outstanding at end of period	11,329	12,265	19,067	18,551	9,100	9,507	4,034	5,628	7,282	9,438
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.82	$10.23	$11.03	$9.24	$7.82	$8.95	$8.28	$6.31	$10.20
Value at end of period	$9.93	$9.82	$10.23	$11.03	$9.24	$7.82	$8.95	$8.28	$6.31
Number of accumulation units outstanding at end of period	236,730	250,224	286,732	318,764	212,173	210,242	199,699	227,497	243,351
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.37	$13.48	$13.96	$10.76	$8.90	$9.50	$8.88	$6.76	$11.29	$11.10
Value at end of period	$13.62	$12.37	$13.48	$13.96	$10.76	$8.90	$9.50	$8.88	$6.76	$11.29
Number of accumulation units outstanding at end of period	13,228	14,481	15,091	12,896	3,754	3,628	2,071	2,600	1,998	1,556
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.30	$12.38	$13.04	$10.73	$8.89	$10.48	$8.45	$5.68	$10.52	$10.05
Value at end of period	$12.04	$12.30	$12.38	$13.04	$10.73	$8.89	$10.48	$8.45	$5.68	$10.52
Number of accumulation units outstanding at end of period	72,696	72,684	66,320	62,585	13,307	13,934	7,376	8,064	6,649	5,410
WANGER SELECT
Value at beginning of period	$22.30	$22.40	$21.87	$16.36	$13.91	$17.02	$13.54	$8.20	$16.22	$14.93
Value at end of period	$25.10	$22.30	$22.40	$21.87	$16.36	$13.91	$17.02	$13.54	$8.20	$16.22
Number of accumulation units outstanding at end of period	49,881	57,828	82,153	106,413	49,537	43,282	64,885	66,124	60,884	51,124
WANGER USA
Value at beginning of period	$23.22	$23.53	$22.61	$17.03	$14.29	$14.91	$12.17	$8.62	$14.39	$13.75
Value at end of period	$26.22	$23.22	$23.53	$22.61	$17.03	$14.29	$14.91	$12.17	$8.62	$14.39
Number of accumulation units outstanding at end of period	35,090	51,876	54,790	55,315	25,798	26,400	29,556	63,317	45,113	40,191

CFI 133

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$20.22	$20.41	$18.49	$14.12	$12.64	$11.90	$10.58	$8.95	$13.48	$13.07
Value at end of period	$22.76	$20.22	$20.41	$18.49	$14.12	$12.64	$11.90	$10.58	$8.95	$13.48
Number of accumulation units outstanding at end of period	292,902	282,951	328,855	311,974	118,459	145,138	80,860	79,484	86,040	113,992
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$36.29	$38.28	$35.91	$26.19	$23.25	$23.93	$19.65	$15.24	$22.49	$24.64
Value at end of period	$46.44	$36.29	$38.28	$35.91	$26.19	$23.25	$23.93	$19.65	$15.24	$22.49
Number of accumulation units outstanding at end of period	61,629	66,895	101,758	105,532	68,755	69,375	21,192	28,496	29,936	38,258

TABLE 17

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2009)
Value at beginning of period	$21.44	$21.08	$20.27	$15.16	$13.29	$14.13	$13.00	$12.14
Value at end of period	$21.71	$21.44	$21.08	$20.27	$15.16	$13.29	$14.13	$13.00
Number of accumulation units outstanding at end of period	1,049	1,023	5,567	7,843	5,128	6,117	4,297	3,577
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.27	$16.46	$14.55	$11.93	$10.81	$11.10	$9.65	$7.89
Value at end of period	$17.38	$16.27	$16.46	$14.55	$11.93	$10.81	$11.10	$9.65
Number of accumulation units outstanding at end of period	19,724	24,916	286,929	274,023	265,380	231,386	151,347	76,424
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.38	$16.99	$15.69	$12.18	$11.20	$11.07	$9.94	$8.26
Value at end of period	$17.78	$16.38	$16.99	$15.69	$12.18	$11.20	$11.07	$9.94
Number of accumulation units outstanding at end of period	19,671	21,815	772,668	722,425	672,447	536,141	477,897	251,187
AMERICAN CENTURY® INCOME & GROWTH FUND (A CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$51.42	$55.06	$49.43	$36.79	$34.80
Value at end of period	$57.82	$51.42	$55.06	$49.43	$36.79
Number of accumulation units outstanding at end of period	0	0	5	5	5
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23	$10.73	$10.18
Value at end of period	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23	$10.73
Number of accumulation units outstanding at end of period	11,503	10,711	113,309	117,915	177,327	142,894	80,968	24,428
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.32	$9.95
Value at end of period	$9.89	$9.32
Number of accumulation units outstanding at end of period	2,195	2,015

CFI 134

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$27.27	$28.65	$26.02	$18.12	$15.17	$17.24	$14.00
Value at end of period	$31.28	$27.27	$28.65	$26.02	$18.12	$15.17	$17.24
Number of accumulation units outstanding at end of period	1,668	2,417	30,091	33,253	7,337	2,131	1,129
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.25	$11.79	$12.00	$9.65	$7.76	$8.43	$8.02	$4.53
Value at end of period	$10.09	$11.25	$11.79	$12.00	$9.65	$7.76	$8.43	$8.02
Number of accumulation units outstanding at end of period	12,339	11,906	30,173	25,069	5,587	3,213	2,918	3,232
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.50	$19.68	$18.07	$12.60	$10.90	$11.75	$10.06
Value at end of period	$21.55	$17.50	$19.68	$18.07	$12.60	$10.90	$11.75
Number of accumulation units outstanding at end of period	18,422	18,472	116,506	71,374	5,915	5,735	3,546
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.17	$9.98
Value at end of period	$10.49	$9.17
Number of accumulation units outstanding at end of period	92	56
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.09	$10.51
Value at end of period	$9.41	$10.09
Number of accumulation units outstanding at end of period	5,872	2,027
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$22.56	$24.42	$23.12	$17.48	$15.55	$15.77	$12.52
Value at end of period	$27.39	$22.56	$24.42	$23.12	$17.48	$15.55	$15.77
Number of accumulation units outstanding at end of period	4,422	1,437	5,831	3,964	8,338	9,255	7,031
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.99	$18.54	$17.04	$14.55	$13.26	$12.78	$11.49	$9.24	$13.55	$13.29
Value at end of period	$19.26	$17.99	$18.54	$17.04	$14.55	$13.26	$12.78	$11.49	$9.24	$13.55
Number of accumulation units outstanding at end of period	17,751	18,231	27,432	33,193	32,880	38,898	39,321	44,680	63,655	99,844
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.01	$14.40	$11.15	$10.90	$9.49	$8.80
Value at end of period	$15.74	$15.01	$14.40	$11.15	$10.90	$9.49
Number of accumulation units outstanding at end of period	3,188	2,842	7,804	1,589	5,113	4,235
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.57	$13.98	$12.61	$9.71	$8.51	$9.03	$7.83	$6.19	$8.95
Value at end of period	$15.46	$13.57	$13.98	$12.61	$9.71	$8.51	$9.03	$7.83	$6.19
Number of accumulation units outstanding at end of period	18,191	17,118	46,943	46,105	48,861	32,254	20,773	17,563	14,042
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.06	$16.00	$14.39	$10.73	$9.28	$9.77	$8.01	$6.10	$6.32
Value at end of period	$17.03	$15.06	$16.00	$14.39	$10.73	$9.28	$9.77	$8.01	$6.10
Number of accumulation units outstanding at end of period	4,519	5,034	23,136	15,361	9,479	6,347	1,954	1,120	1,334

CFI 135

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.73	$12.63	$12.57
Value at end of period	$15.25	$11.73	$12.63
Number of accumulation units outstanding at end of period	187	91	7,669
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.05	$20.37	$21.08	$17.67	$14.94	$17.42	$16.04	$11.62	$19.69	$16.69
Value at end of period	$20.04	$20.05	$20.37	$21.08	$17.67	$14.94	$17.42	$16.04	$11.62	$19.69
Number of accumulation units outstanding at end of period	304,655	286,748	817,397	873,796	901,005	1,019,992	1,060,345	1,022,503	953,034	92,027
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.56	$32.59	$29.33	$22.51	$19.48	$20.13	$17.31	$12.85	$22.52	$19.30
Value at end of period	$34.90	$32.56	$32.59	$29.33	$22.51	$19.48	$20.13	$17.31	$12.85	$22.52
Number of accumulation units outstanding at end of period	390,873	402,272	1,055,352	1,060,903	1,050,981	1,137,377	1,151,653	1,158,332	1,521,977	826,574
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.40	$21.40	$19.83	$15.59	$13.39	$13.36	$11.69	$9.05	$15.89	$15.77
Value at end of period	$23.89	$20.40	$21.40	$19.83	$15.59	$13.39	$13.36	$11.69	$9.05	$15.89
Number of accumulation units outstanding at end of period	46,753	47,651	195,813	189,653	178,597	259,928	254,136	280,525	460,360	360,973
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.35	$21.95	$19.87	$14.69	$12.90	$12.97	$10.53	$8.27	$15.76	$12.51
Value at end of period	$23.36	$23.35	$21.95	$19.87	$14.69	$12.90	$12.97	$10.53	$8.27	$15.76
Number of accumulation units outstanding at end of period	65,614	68,796	165,734	162,846	149,595	241,559	263,349	280,771	639,981	396,388
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.16	$15.71	$17.22	$13.30	$11.10	$13.50	$12.02	$9.57	$17.17	$14.74
Value at end of period	$15.22	$16.16	$15.71	$17.22	$13.30	$11.10	$13.50	$12.02	$9.57	$17.17
Number of accumulation units outstanding at end of period	11,575	12,447	38,466	37,863	22,209	42,893	55,195	52,510	84,326	73,787
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76
Value at end of period	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17
Number of accumulation units outstanding at end of period	21,729	23,188	104,497	111,018	113,547	188,458	139,851	136,278	164,813	33,243
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.00	$14.62	$13.53	$10.37	$8.92	$9.16	$8.10	$6.12	$9.21
Value at end of period	$16.74	$15.00	$14.62	$13.53	$10.37	$8.92	$9.16	$8.10	$6.12
Number of accumulation units outstanding at end of period	14,006	13,952	238,499	212,435	203,477	204,466	203,522	152,685	82,595
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.69	$18.63	$17.96	$14.01	$12.79	$13.74	$12.30	$10.15
Value at end of period	$19.67	$17.69	$18.63	$17.96	$14.01	$12.79	$13.74	$12.30
Number of accumulation units outstanding at end of period	1,091	1,019	1,048	1,030	1,659	1,408	1,250	420
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.27	$53.99	$50.16	$36.06	$37.18
Value at end of period	$57.12	$56.27	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	3,079	3,412	11,032	10,921	10,172
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35
Value at end of period	$16.84	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10
Number of accumulation units outstanding at end of period	12,136	14,292	31,736	32,275	33,916	50,550	58,781	68,830	96,142	45,949

CFI 136

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.45	$11.54
Value at end of period	$10.55	$10.45
Number of accumulation units outstanding at end of period	3,418	2,041
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$32.63	$32.67	$30.34	$25.44	$22.56	$22.36	$20.79	$16.64	$19.92	$18.16
Value at end of period	$33.88	$32.63	$32.67	$30.34	$25.44	$22.56	$22.36	$20.79	$16.64	$19.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	531	15
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2008)
Value at beginning of period	$33.37	$32.32	$28.94	$22.03	$18.92	$19.34	$15.48	$10.77	$18.84
Value at end of period	$37.22	$33.37	$32.32	$28.94	$22.03	$18.92	$19.34	$15.48	$10.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	187
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.37	$23.49	$22.56	$22.76	$21.16	$19.98	$18.64	$16.59	$15.86
Value at end of period	$23.77	$23.37	$23.49	$22.56	$22.76	$21.16	$19.98	$18.64	$16.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	163
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.83	$16.33	$15.31	$12.01	$10.08	$11.77	$10.24	$7.49	$13.38
Value at end of period	$16.04	$15.83	$16.33	$15.31	$12.01	$10.08	$11.77	$10.24	$7.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	893
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.08	$17.85	$17.12	$12.72	$11.04	$11.33	$9.15	$7.17	$10.15
Value at end of period	$21.39	$17.08	$17.85	$17.12	$12.72	$11.04	$11.33	$9.15	$7.17
Number of accumulation units outstanding at end of period	7,429	8,212	54,372	54,235	49,309	25,922	9,778	5,763	613
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29
Value at end of period	$24.59	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26
Number of accumulation units outstanding at end of period	33,286	34,657	58,633	61,372	65,520	70,963	76,682	91,267	161,695	35,304
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.15	$10.23	$9.74	$9.85
Value at end of period	$10.31	$10.15	$10.23	$9.74
Number of accumulation units outstanding at end of period	22,602	11,062	90,405	71,190
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$17.07	$17.30	$15.80	$11.54	$10.49	$10.91	$8.97	$6.93	$11.43	$10.73
Value at end of period	$18.62	$17.07	$17.30	$15.80	$11.54	$10.49	$10.91	$8.97	$6.93	$11.43
Number of accumulation units outstanding at end of period	18,453	19,620	33,995	46,920	25,138	22,037	25,975	9,317	12,402	795
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.92	$22.89	$22.35	$17.76	$14.82	$16.16	$14.44	$10.59	$17.17	$14.92
Value at end of period	$24.18	$23.92	$22.89	$22.35	$17.76	$14.82	$16.16	$14.44	$10.59	$17.17
Number of accumulation units outstanding at end of period	84,203	83,834	240,003	228,305	196,900	209,691	182,528	157,056	143,930	17,773
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$67.49	$79.12	$83.74	$77.87	$64.92	$79.86	$63.36	$35.13	$68.10	$51.26
Value at end of period	$71.60	$67.49	$79.12	$83.74	$77.87	$64.92	$79.86	$63.36	$35.13	$68.10
Number of accumulation units outstanding at end of period	15,242	16,605	104,745	95,148	89,806	62,433	37,414	23,489	50,290	29,447

CFI 137

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43
Value at end of period	$26.21	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17
Number of accumulation units outstanding at end of period	58,488	54,922	58,157	51,182	37,454	26,613	20,029	11,765	17,774	2,305
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.31	$16.52	$15.41	$13.34	$12.08	$12.40	$11.16	$9.27	$13.48	$12.41
Value at end of period	$17.13	$16.31	$16.52	$15.41	$13.34	$12.08	$12.40	$11.16	$9.27	$13.48
Number of accumulation units outstanding at end of period	51,610	47,530	124,988	124,015	128,101	118,829	125,495	134,973	133,781	40,526
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$5.43	$7.31
Value at end of period	$6.17	$5.43
Number of accumulation units outstanding at end of period	172	142
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97
Value at end of period	$15.56	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04
Number of accumulation units outstanding at end of period	50,580	48,657	549,826	589,489	1,194,201	1,010,347	1,006,391	649,055	226,276	24,448
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.33	$7.54	$8.68	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77	$11.79
Value at end of period	$6.68	$6.33	$7.54	$8.68	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	8,202	8,341	171,369	202,349	261,587	315,424	422,577	307,385	171,417	7,999
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64
Value at end of period	$19.63	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23
Number of accumulation units outstanding at end of period	9,771	12,499	45,714	45,468	41,748	37,999	22,202	13,133	19,205	7,703
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.07	$13.81	$13.67	$10.65	$8.79	$10.34	$8.33	$5.47	$8.62
Value at end of period	$14.77	$14.07	$13.81	$13.67	$10.65	$8.79	$10.34	$8.33	$5.47
Number of accumulation units outstanding at end of period	17,709	18,551	50,869	45,388	29,360	31,236	24,783	17,078	2,087
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.95	$9.97
Value at end of period	$9.99	$9.95
Number of accumulation units outstanding at end of period	6,765	10
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$31.30	$32.94	$32.67	$32.20	$28.02	$28.91	$25.85	$21.91	$20.77	$18.88
Value at end of period	$33.00	$31.30	$32.94	$32.67	$32.20	$28.02	$28.91	$25.85	$21.91	$20.77
Number of accumulation units outstanding at end of period	144,474	145,754	814,792	880,016	893,765	891,261	830,034	638,292	538,148	16,759
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.93	$11.99	$11.44	$11.76	$11.19	$10.59	$9.95	$8.72	$9.68
Value at end of period	$12.16	$11.93	$11.99	$11.44	$11.76	$11.19	$10.59	$9.95	$8.72
Number of accumulation units outstanding at end of period	2,077	1,857	11,887	19,681	46,064	43,442	44,391	24,855	20,905
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.82	$21.83	$20.13	$15.16	$12.67	$13.41	$12.04	$9.01	$14.91	$13.54
Value at end of period	$24.56	$22.82	$21.83	$20.13	$15.16	$12.67	$13.41	$12.04	$9.01	$14.91
Number of accumulation units outstanding at end of period	437,095	432,227	1,244,128	1,216,034	1,208,645	1,226,026	1,276,694	1,206,365	1,259,861	154,046

CFI 138

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.44	$3.35	$3.69	$7.65	$8.76	$9.81
Value at end of period	$3.54	$2.44	$3.35	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	29,258	25,694	135,590	178,020	48,427	48,109
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.12	$19.63	$18.62	$16.07	$14.25	$14.55	$12.84	$10.85	$15.21	$14.52
Value at end of period	$20.46	$19.12	$19.63	$18.62	$16.07	$14.25	$14.55	$12.84	$10.85	$15.21
Number of accumulation units outstanding at end of period	84,647	84,515	196,584	200,840	204,913	254,305	333,810	343,744	604,119	434,958
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2016)
Value at beginning of period	$9.92
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	3,264
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.63	$14.23	$14.27	$14.98	$14.11	$13.71	$11.92	$9.79	$11.78	$10.91
Value at end of period	$14.38	$13.63	$14.23	$14.27	$14.98	$14.11	$13.71	$11.92	$9.79	$11.78
Number of accumulation units outstanding at end of period	9,826	13,730	181,252	189,290	218,685	311,904	336,525	339,095	395,254	209,431
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.38	$10.02
Value at end of period	$9.87	$9.38
Number of accumulation units outstanding at end of period	72,293	73,288
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$9.76	$10.18	$10.38
Value at end of period	$10.35	$9.76	$10.18
Number of accumulation units outstanding at end of period	0	0	5,980
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.64	$16.50	$15.84	$16.26	$15.92	$14.93	$14.92
Value at end of period	$16.78	$16.64	$16.50	$15.84	$16.26	$15.92	$14.93
Number of accumulation units outstanding at end of period	451	451	451	451	451	451	451
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.80	$12.89	$12.99	$13.08	$13.18	$13.27	$13.34	$13.40	$13.15	$12.60
Value at end of period	$12.72	$12.80	$12.89	$12.99	$13.08	$13.18	$13.27	$13.34	$13.40	$13.15
Number of accumulation units outstanding at end of period	219,648	172,433	845,955	1,031,911	867,098	935,309	899,211	970,300	1,480,503	440,028
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.79	$16.14	$14.69	$11.33	$9.86	$9.96	$8.79	$6.80	$10.98	$10.30
Value at end of period	$17.20	$15.79	$16.14	$14.69	$11.33	$9.86	$9.96	$8.79	$6.80	$10.98
Number of accumulation units outstanding at end of period	349,615	365,163	902,648	1,007,360	899,589	1,303,429	1,393,253	1,179,196	1,949,572	1,659,305
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37
Value at end of period	$20.50	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61
Number of accumulation units outstanding at end of period	22,641	17,759	39,796	36,530	27,640	23,504	41,094	5,699	8,147	814
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.64	$20.62	$18.25	$13.83	$12.17	$12.28	$10.85	$8.88	$14.24	$13.66
Value at end of period	$22.59	$20.64	$20.62	$18.25	$13.83	$12.17	$12.28	$10.85	$8.88	$14.24
Number of accumulation units outstanding at end of period	119,863	131,443	346,164	354,249	368,821	470,982	541,294	650,196	842,036	573,015

CFI 139

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.68	$40.71	$37.44	$28.03	$24.00	$24.46	$20.21	$15.46	$24.95	$23.83
Value at end of period	$46.53	$39.68	$40.71	$37.44	$28.03	$24.00	$24.46	$20.21	$15.46	$24.95
Number of accumulation units outstanding at end of period	47,097	52,179	152,402	166,699	182,364	244,990	264,333	282,192	406,073	239,802
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.67	$28.81	$27.53	$19.44	$17.42	$17.69	$14.51	$11.71	$17.76	$19.08
Value at end of period	$34.97	$27.67	$28.81	$27.53	$19.44	$17.42	$17.69	$14.51	$11.71	$17.76
Number of accumulation units outstanding at end of period	22,785	23,826	69,853	76,663	78,285	117,831	126,032	133,955	186,984	151,646
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.91	$18.32	$17.47	$15.04	$13.40	$13.71	$13.30
Value at end of period	$19.00	$17.91	$18.32	$17.47	$15.04	$13.40	$13.71
Number of accumulation units outstanding at end of period	5,283	5,769	68,801	45,846	3,559	2,777	2,028
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$19.26	$19.73	$18.77	$15.50	$13.57	$14.13	$13.98
Value at end of period	$20.60	$19.26	$19.73	$18.77	$15.50	$13.57	$14.13
Number of accumulation units outstanding at end of period	4,865	3,256	4,275	3,518	2,029	1,529	210
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$20.13	$20.67	$19.65	$15.95	$13.87	$14.57	$13.97
Value at end of period	$21.59	$20.13	$20.67	$19.65	$15.95	$13.87	$14.57
Number of accumulation units outstanding at end of period	686	640	7,920	1,364	452	248	34
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.96	$16.40	$15.54	$13.90
Value at end of period	$17.09	$15.96	$16.40	$15.54
Number of accumulation units outstanding at end of period	324	110	270	104
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2014)
Value at beginning of period	$14.97	$15.25	$15.17
Value at end of period	$15.60	$14.97	$15.25
Number of accumulation units outstanding at end of period	2,778	2,840	1,121
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.27	$21.30	$20.12	$20.29	$18.69	$17.51	$16.06	$14.50	$15.97	$15.17
Value at end of period	$22.02	$21.27	$21.30	$20.12	$20.29	$18.69	$17.51	$16.06	$14.50	$15.97
Number of accumulation units outstanding at end of period	379,198	377,152	299,860	258,838	335,835	349,205	350,087	315,118	373,089	309,498
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06	$7.53	$5.94	$8.33
Value at end of period	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	10,359	10,385	41,233	49,620	53,917	94,695	90,876	90,419	2,270
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.78	$17.79	$15.77	$12.14	$10.35	$10.32
Value at end of period	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	116,738	110,693	338,347	219,949	243,452	254,191
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19	$9.40
Value at end of period	$15.02	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	336,698	344,101	1,122,350	979,777	759,324	837,575	548,434	594,344	864,613	70,920

CFI 140

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26
Value at end of period	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30
Number of accumulation units outstanding at end of period	32,020	29,958	312,500	337,918	252,066	149,790	69,771	50,647	75,661	9,272
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$16.02	$16.20	$14.16	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83
Value at end of period	$17.30	$16.02	$16.20	$14.16	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32
Number of accumulation units outstanding at end of period	41,270	50,158	52,640	52,523	49,838	44,307	46,557	28,032	27,694	5,966
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08	$12.58	$10.71
Value at end of period	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08	$12.58
Number of accumulation units outstanding at end of period	16,832	9,757	27,967	12,182	8,934	2,752	3,093	2,646
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09	$8.16	$6.65	$9.13
Value at end of period	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	20,813	12,406	86,384	59,841	60,057	37,050	21,744	32,908	5,301
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87	$10.06
Value at end of period	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	3,246	1,547	2,057	1,407	2,270	2,364	3,041	1,212
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	1,553	1,116	2,930	4,801	4,838	3,857	4,865	5,307
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26	$8.25	$5.93	$9.30
Value at end of period	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	34,039	32,464	57,538	20,155	13,728	14,155	17,921	6,650	2,501
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99	$8.76	$6.97	$10.28
Value at end of period	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	11,813	11,020	31,750	18,079	11,038	9,278	5,896	3,164	3,258
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13
Value at end of period	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98
Number of accumulation units outstanding at end of period	17,089	15,109	45,936	49,736	26,721	16,464	19,422	17,400	26,986	6,510
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.29	$34.83	$32.93	$24.09	$21.19	$21.90	$17.74	$14.01	$20.47	$19.48
Value at end of period	$42.37	$34.29	$34.83	$32.93	$24.09	$21.19	$21.90	$17.74	$14.01	$20.47
Number of accumulation units outstanding at end of period	32,400	34,848	99,038	104,612	112,565	174,448	187,959	192,450	256,520	181,163
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23
Value at end of period	$16.05	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70
Number of accumulation units outstanding at end of period	702,130	632,105	727,633	670,242	588,845	475,412	475,988	334,408	226,390	431

CFI 141

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58
Value at end of period	$16.80	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15
Number of accumulation units outstanding at end of period	793,818	732,711	694,048	615,481	512,748	417,112	303,106	191,834	67,801	1,449
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92
Value at end of period	$17.23	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56
Number of accumulation units outstanding at end of period	313,941	278,880	263,845	233,049	187,290	150,928	102,886	64,778	53,974	1,595
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.88	$16.14	$15.30	$12.48	$10.89	$11.56	$10.15
Value at end of period	$16.77	$15.88	$16.14	$15.30	$12.48	$10.89	$11.56
Number of accumulation units outstanding at end of period	56,397	46,018	31,556	21,152	8,885	2,633	49
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.52	$12.68	$12.01	$10.46	$9.27	$9.58	$8.56	$6.22
Value at end of period	$13.22	$12.52	$12.68	$12.01	$10.46	$9.27	$9.58	$8.56
Number of accumulation units outstanding at end of period	34,308	32,164	24,620	21,732	18,468	15,838	11,925	7,711
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02
Value at end of period	$15.00	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51
Number of accumulation units outstanding at end of period	266,694	307,046	34,794	47,138	48,823	45,297	28,965	17,153	7,502	5,311
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.46	$12.60	$12.03	$11.06	$9.95	$10.10	$9.15	$7.28
Value at end of period	$13.09	$12.46	$12.60	$12.03	$11.06	$9.95	$10.10	$9.15
Number of accumulation units outstanding at end of period	15,181	12,825	15,842	13,668	12,197	9,693	7,405	4,544
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.49	$18.67	$17.64	$15.86	$14.23	$14.08	$12.77	$10.92	$14.39	$13.71
Value at end of period	$19.40	$18.49	$18.67	$17.64	$15.86	$14.23	$14.08	$12.77	$10.92	$14.39
Number of accumulation units outstanding at end of period	24,246	34,376	65,140	101,575	91,311	76,761	88,434	103,068	62,489	52,302
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.61	$16.93	$16.01	$13.18	$11.54	$11.98	$10.68	$8.59	$13.54	$12.98
Value at end of period	$17.62	$16.61	$16.93	$16.01	$13.18	$11.54	$11.98	$10.68	$8.59	$13.54
Number of accumulation units outstanding at end of period	174,596	175,437	212,753	201,993	180,568	181,460	157,737	127,113	107,713	145,102
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.19	$17.41	$16.45	$14.21	$12.60	$12.77	$11.49	$9.50	$13.77	$13.15
Value at end of period	$18.19	$17.19	$17.41	$16.45	$14.21	$12.60	$12.77	$11.49	$9.50	$13.77
Number of accumulation units outstanding at end of period	169,453	158,901	191,358	188,844	206,344	215,823	200,997	163,277	108,882	153,565
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31	$10.74	$10.22	$9.75
Value at end of period	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	10,261	8,564	32,445	21,315	27,027	29,210	7,470	14,755	17
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.93	$20.85	$18.53	$14.14	$12.30	$12.18	$10.69	$8.54	$13.68	$13.09
Value at end of period	$23.19	$20.93	$20.85	$18.53	$14.14	$12.30	$12.18	$10.69	$8.54	$13.68
Number of accumulation units outstanding at end of period	18,528	10,752	6,946	4,641	5,777	2,966	2,525	1,798	1,573	1,266
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11
Value at end of period	$35.81	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53
Number of accumulation units outstanding at end of period	6,070	5,063	30,469	31,967	28,440	30,202	22,573	27,781	32,019	3,326

CFI 142

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87
Value at end of period	$31.33	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82
Number of accumulation units outstanding at end of period	89,642	83,673	189,025	198,159	182,300	183,781	185,378	183,225	170,721	15,477
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29	$8.91	$6.71	$9.74
Value at end of period	$13.87	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	22,049	26,355	140,266	150,514	142,823	151,285	131,857	193,885	233,095
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34
Value at end of period	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07
Number of accumulation units outstanding at end of period	94,382	95,773	318,423	307,333	228,126	179,483	138,998	106,008	94,090	12,392
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$30.63	$29.97	$26.77	$20.01	$17.96	$18.99	$17.07	$13.07	$21.66	$20.95
Value at end of period	$32.96	$30.63	$29.97	$26.77	$20.01	$17.96	$18.99	$17.07	$13.07	$21.66
Number of accumulation units outstanding at end of period	9,292	9,077	38,379	36,629	39,104	35,214	33,519	24,340	30,407	2,366
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10
Value at end of period	$19.36	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32
Number of accumulation units outstanding at end of period	54,126	52,369	51,640	48,550	45,119	31,397	24,922	16,986	8,908	0
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.20	$22.74	$21.61	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18
Value at end of period	$24.63	$22.20	$22.74	$21.61	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97
Number of accumulation units outstanding at end of period	146,208	146,246	202,301	201,454	211,074	216,068	222,751	137,504	103,266	2,553
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68
Value at end of period	$23.72	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24
Number of accumulation units outstanding at end of period	17,910	18,615	118,192	129,558	137,973	173,061	197,947	316,125	391,247	55,791
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$19.26	$17.81	$14.00	$12.83	$13.07	$11.72	$9.38	$12.66	$12.00
Value at end of period	$21.42	$18.72	$19.26	$17.81	$14.00	$12.83	$13.07	$11.72	$9.38	$12.66
Number of accumulation units outstanding at end of period	12,753	12,785	344,939	315,283	319,311	411,802	467,086	546,167	855,619	619,911
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76
Value at end of period	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99
Number of accumulation units outstanding at end of period	78,853	81,696	109,397	104,366	92,052	90,259	82,935	64,296	69,651	1,531
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13
Value at end of period	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92
Number of accumulation units outstanding at end of period	11,373	10,979	17,346	19,512	16,380	12,573	10,438	7,844	31,688	8,604
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70
Value at end of period	$35.74	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98
Number of accumulation units outstanding at end of period	38,690	36,510	141,013	117,879	81,306	78,124	73,277	101,952	108,133	9,523
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12
Value at end of period	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80
Number of accumulation units outstanding at end of period	9,049	7,643	47,751	39,276	19,736	14,260	6,007	1,062	8,400	745

CFI 143

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.61	$19.34	$19.04	$15.09	$12.88	$14.13	$12.27	$8.59	$14.95	$13.70
Value at end of period	$20.50	$20.61	$19.34	$19.04	$15.09	$12.88	$14.13	$12.27	$8.59	$14.95
Number of accumulation units outstanding at end of period	15,925	18,770	558,744	585,573	619,713	902,391	998,274	1,132,254	1,740,358	1,337,575
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.33	$19.37	$19.44	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61
Value at end of period	$20.80	$18.33	$19.37	$19.44	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18
Number of accumulation units outstanding at end of period	17,896	16,535	86,703	76,533	29,121	34,580	29,807	19,798	16,238	784
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48
Value at end of period	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93
Number of accumulation units outstanding at end of period	929,588	875,985	3,485,937	3,359,523	3,081,701	2,868,974	2,599,970	2,125,620	1,635,362	30,674
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.11	$23.30	$21.45	$15.99	$13.87	$14.52	$11.38	$7.66	$13.88	$12.07
Value at end of period	$25.71	$24.11	$23.30	$21.45	$15.99	$13.87	$14.52	$11.38	$7.66	$13.88
Number of accumulation units outstanding at end of period	97	97	172,892	186,037	204,309	274,802	291,041	304,509	632,228	402,625
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.26	$26.25	$24.61	$19.11	$16.43	$16.70	$14.64	$11.80	$18.49	$18.08
Value at end of period	$28.60	$24.26	$26.25	$24.61	$19.11	$16.43	$16.70	$14.64	$11.80	$18.49
Number of accumulation units outstanding at end of period	82,835	77,166	75,982	69,534	67,391	50,329	40,795	31,298	39,616	9,373
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$29.68	$26.98	$25.01	$18.10	$15.34	$15.62	$13.46	$9.49	$16.54	$15.17
Value at end of period	$29.90	$29.68	$26.98	$25.01	$18.10	$15.34	$15.62	$13.46	$9.49	$16.54
Number of accumulation units outstanding at end of period	87,365	86,420	149,940	137,272	141,707	158,893	174,503	174,569	347,979	340,260
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35
Value at end of period	$16.13	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37
Number of accumulation units outstanding at end of period	36,194	32,982	40,557	36,779	38,650	30,539	25,851	22,212	19,952	4,331
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.78	$10.20	$11.00	$9.21	$7.81	$8.94	$8.27	$6.31	$10.20
Value at end of period	$9.89	$9.78	$10.20	$11.00	$9.21	$7.81	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	55,311	51,485	139,345	174,879	164,836	105,300	122,763	108,190	187,579
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.31	$13.42	$13.90	$10.72	$8.87	$9.48	$8.87	$6.75	$11.28	$11.10
Value at end of period	$13.55	$12.31	$13.42	$13.90	$10.72	$8.87	$9.48	$8.87	$6.75	$11.28
Number of accumulation units outstanding at end of period	2,362	3,504	14,642	12,687	8,911	8,697	9,110	17,591	23,634	2,428
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51	$10.82
Value at end of period	$11.99	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	114,525	112,120	331,389	322,504	304,558	301,787	272,508	187,427	141,152	2,831
WANGER SELECT
Value at beginning of period	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91
Value at end of period	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19
Number of accumulation units outstanding at end of period	51,643	53,492	240,018	283,027	314,224	347,803	335,315	229,138	234,335	15,528
WANGER USA
Value at beginning of period	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73
Value at end of period	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36
Number of accumulation units outstanding at end of period	15,208	18,159	102,577	107,493	107,173	126,160	102,862	49,093	73,554	14,060

CFI 144

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$20.10	$20.30	$18.40	$14.06	$12.60	$11.86	$10.55	$8.93	$13.46	$13.05
Value at end of period	$22.62	$20.10	$20.30	$18.40	$14.06	$12.60	$11.86	$10.55	$8.93	$13.46
Number of accumulation units outstanding at end of period	69,675	64,484	198,070	195,471	173,359	161,192	163,118	185,005	284,358	97,637
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$36.01	$38.01	$35.67	$26.03	$23.12	$23.80	$19.56	$15.18	$22.41	$24.56
Value at end of period	$46.06	$36.01	$38.01	$35.67	$26.03	$23.12	$23.80	$19.56	$15.18	$22.41
Number of accumulation units outstanding at end of period	4,105	4,277	81,075	88,185	110,343	127,424	151,883	174,732	204,611	9,566

TABLE 18

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99	$9.96
Value at end of period	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	4,344	2,831	3,822	4,841	1,884	1,424	2,218	1,813
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.21	$16.41	$14.51	$11.91	$10.79	$11.08	$9.64	$7.87
Value at end of period	$17.31	$16.21	$16.41	$14.51	$11.91	$10.79	$11.08	$9.64
Number of accumulation units outstanding at end of period	32,631	32,279	37,788	36,117	47,315	29,214	45,564	28,841
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.32	$16.94	$15.64	$12.16	$11.18	$11.05	$9.93	$8.38
Value at end of period	$17.70	$16.32	$16.94	$15.64	$12.16	$11.18	$11.05	$9.93
Number of accumulation units outstanding at end of period	93,983	94,554	98,724	94,583	95,087	74,525	86,108	54,964
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73	$10.08
Value at end of period	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	33,664	24,488	26,948	30,445	53,611	88,785	53,698	46,604
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.32	$9.83
Value at end of period	$9.88	$9.32
Number of accumulation units outstanding at end of period	2,377	74
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$27.08	$28.46	$25.86	$18.02	$15.09	$17.16	$14.35
Value at end of period	$31.04	$27.08	$28.46	$25.86	$18.02	$15.09	$17.16
Number of accumulation units outstanding at end of period	9,440	9,215	12,132	11,730	4,864	3,313	4,218

CFI 145

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.20	$11.74	$11.96	$9.63	$7.74	$8.41	$8.01	$5.77	$10.43
Value at end of period	$10.04	$11.20	$11.74	$11.96	$9.63	$7.74	$8.41	$8.01	$5.77
Number of accumulation units outstanding at end of period	17,950	23,030	18,277	25,325	19,155	12,104	13,638	13,361	326
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2010)
Value at beginning of period	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75	$10.05
Value at end of period	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	49,094	53,157	63,761	53,806	30,813	10,537	12,839
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.16	$10.03
Value at end of period	$10.48	$9.16
Number of accumulation units outstanding at end of period	40,637	1,946
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.09	$10.48
Value at end of period	$9.40	$10.09
Number of accumulation units outstanding at end of period	33,208	52,948
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.49	$24.35	$23.07	$17.44	$15.53	$15.75	$12.63	$11.09
Value at end of period	$27.29	$22.49	$24.35	$23.07	$17.44	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	9,718	15,162	12,563	11,348	11,060	10,240	4,782	567
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.78	$19.35	$17.80	$15.20	$13.87	$13.37	$12.02	$9.67	$14.20	$13.93
Value at end of period	$20.09	$18.78	$19.35	$17.80	$15.20	$13.87	$13.37	$12.02	$9.67	$14.20
Number of accumulation units outstanding at end of period	64,968	66,347	70,663	72,959	79,710	74,785	94,091	99,478	100,176	114,927
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.98	$14.38	$11.13	$10.89	$9.48	$9.84
Value at end of period	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	39,044	6,664	9,076	5,255	27,518	7,373
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.52	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19	$8.83
Value at end of period	$15.39	$13.52	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	24,581	39,148	47,527	39,295	27,630	18,840	22,093	15,905	8,256
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10	$8.95
Value at end of period	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	19,124	28,981	41,402	17,116	12,009	7,795	16,671	14,223	1,033
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.71	$12.62	$12.07	$10.96
Value at end of period	$15.22	$11.71	$12.62	$12.07
Number of accumulation units outstanding at end of period	4,717	2,704	2,816	1,763

CFI 146

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.93	$20.26	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67
Value at end of period	$19.91	$19.93	$20.26	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66
Number of accumulation units outstanding at end of period	261,762	279,929	284,594	300,336	332,108	401,720	543,311	603,193	571,657	666,503
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.48	$35.53	$31.99	$24.57	$21.27	$22.00	$18.92	$14.05	$24.64	$21.12
Value at end of period	$38.02	$35.48	$35.53	$31.99	$24.57	$21.27	$22.00	$18.92	$14.05	$24.64
Number of accumulation units outstanding at end of period	843,331	914,204	970,598	1,049,633	1,203,781	1,219,477	1,443,747	1,606,596	1,739,497	2,132,075
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.05	$23.15	$21.46	$16.88	$14.51	$14.48	$12.68	$9.82	$17.25	$17.13
Value at end of period	$25.82	$22.05	$23.15	$21.46	$16.88	$14.51	$14.48	$12.68	$9.82	$17.25
Number of accumulation units outstanding at end of period	304,295	327,762	379,555	412,179	480,390	547,761	702,973	804,865	864,139	1,142,358
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.36	$23.85	$21.60	$15.97	$14.04	$14.12	$11.46	$9.01	$17.19	$13.65
Value at end of period	$25.36	$25.36	$23.85	$21.60	$15.97	$14.04	$14.12	$11.46	$9.01	$17.19
Number of accumulation units outstanding at end of period	246,802	278,693	314,773	351,913	418,633	422,829	500,714	579,019	645,219	743,009
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.89	$17.41	$19.09	$14.75	$12.32	$14.99	$13.36	$10.64	$19.09	$16.40
Value at end of period	$16.85	$17.89	$17.41	$19.09	$14.75	$12.32	$14.99	$13.36	$10.64	$19.09
Number of accumulation units outstanding at end of period	44,031	48,459	57,911	66,690	72,554	75,803	104,982	116,843	139,620	203,131
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71
Value at end of period	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12
Number of accumulation units outstanding at end of period	23,229	27,862	35,016	35,238	32,811	29,653	38,028	36,126	34,403	39,095
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12	$10.14
Value at end of period	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	123,209	133,236	130,124	128,546	119,035	125,236	165,091	96,818	64,420
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30	$10.06
Value at end of period	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	2,762	2,745	2,548	2,371	2,164	2,183	1,805	4,355
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.16	$53.91	$50.12	$36.05	$37.18
Value at end of period	$56.98	$56.16	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	11,377	11,137	12,560	14,859	17,634
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31
Value at end of period	$16.69	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05
Number of accumulation units outstanding at end of period	74,776	78,115	91,632	90,201	101,411	110,566	132,309	174,904	193,667	206,699
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.44	$11.70
Value at end of period	$10.54	$10.44
Number of accumulation units outstanding at end of period	40,987	13,438
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.95	$35.02	$32.53	$27.29	$24.21	$24.01	$22.33	$17.88	$21.42	$19.54
Value at end of period	$36.27	$34.95	$35.02	$32.53	$27.29	$24.21	$24.01	$22.33	$17.88	$21.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	30	26	88

CFI 147

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$35.68	$34.57	$30.97	$23.58	$20.27	$20.72	$16.60	$11.55	$20.70	$17.09
Value at end of period	$39.77	$35.68	$34.57	$30.97	$23.58	$20.27	$20.72	$16.60	$11.55	$20.70
Number of accumulation units outstanding at end of period	0	0	120	120	120	0	262	262	262	0
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$23.65	$23.79	$22.85	$23.07	$21.46	$20.27	$18.92	$16.85	$16.02	$15.08
Value at end of period	$24.04	$23.65	$23.79	$22.85	$23.07	$21.46	$20.27	$18.92	$16.85	$16.02
Number of accumulation units outstanding at end of period	13	13	13	13	13	20	20	32	40	50
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$18.45	$19.04	$17.86	$14.02	$11.77	$13.75	$11.97	$8.76	$15.96	$14.68
Value at end of period	$18.69	$18.45	$19.04	$17.86	$14.02	$11.77	$13.75	$11.97	$8.76	$15.96
Number of accumulation units outstanding at end of period	0	21	32	32	41	41	326	985	1,362	350
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$23.01	$22.02	$19.65	$15.19	$12.92	$13.75	$12.10	$8.95	$14.96	$13.10
Value at end of period	$22.95	$23.01	$22.02	$19.65	$15.19	$12.92	$13.75	$12.10	$8.95	$14.96
Number of accumulation units outstanding at end of period	0	14	63	63	69	56	56	56	38	38
LAZARAD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2016)
Value at beginning of period	$9.98
Value at end of period	$9.68
Number of accumulation units outstanding at end of period	1,899
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during November 2008)
Value at beginning of period	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17	$7.08
Value at end of period	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	15,721	14,077	16,738	18,709	15,927	12,254	10,571	4,763	0
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25
Value at end of period	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22
Number of accumulation units outstanding at end of period	44,526	50,136	55,266	60,442	71,649	76,154	85,236	106,700	120,525	149,176
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.11
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	5,644
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.14	$10.22	$9.74	$9.77
Value at end of period	$10.29	$10.14	$10.22	$9.74
Number of accumulation units outstanding at end of period	62,363	28,856	24,866	14,298
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during April 2007)
Value at beginning of period	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$11.39
Value at end of period	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42
Number of accumulation units outstanding at end of period	8,006	9,537	9,096	8,430	8,351	7,388	13,748	6,612	4,075	858
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.78	$22.77	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90
Value at end of period	$24.03	$23.78	$22.77	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13
Number of accumulation units outstanding at end of period	176,091	177,642	172,963	178,330	182,045	172,932	200,049	211,882	228,121	231,137

CFI 148

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10
Value at end of period	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85
Number of accumulation units outstanding at end of period	48,579	48,321	47,816	50,628	57,155	33,006	36,457	45,493	48,561	61,561
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$35.60	$34.52	$34.02	$26.94	$22.39	$24.61	$21.39	$15.43	$26.00	$24.66
Value at end of period	$35.34	$35.60	$34.52	$34.02	$26.94	$22.39	$24.61	$21.39	$15.43	$26.00
Number of accumulation units outstanding at end of period	92	92	100	100	100	111	111	206	635	963
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42
Value at end of period	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15
Number of accumulation units outstanding at end of period	12,789	14,238	13,707	19,025	12,197	8,064	8,601	10,671	12,637	11,204
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37
Value at end of period	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43
Number of accumulation units outstanding at end of period	12,774	16,002	15,913	15,865	23,313	22,568	31,747	41,352	40,565	54,971
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$5.16
Value at end of period	$6.16
Number of accumulation units outstanding at end of period	1
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96
Value at end of period	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01
Number of accumulation units outstanding at end of period	87,270	87,701	105,068	121,864	303,365	195,983	152,794	137,908	134,509	82,549
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.30	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.06
Value at end of period	$6.65	$6.30	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	42,575	43,199	55,725	63,468	104,760	177,213	227,814	166,220	85,598	108,374
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62
Value at end of period	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20
Number of accumulation units outstanding at end of period	14,964	16,594	15,694	14,377	18,755	18,007	19,868	23,447	14,914	16,573
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33	$5.59
Value at end of period	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33
Number of accumulation units outstanding at end of period	32,568	38,168	24,985	30,506	28,647	25,975	29,366	7,510
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.94	$9.96
Value at end of period	$9.98	$9.94
Number of accumulation units outstanding at end of period	6,657	2,496
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$31.08	$32.72	$32.47	$32.02	$27.87	$28.78	$25.74	$21.83	$20.71	$18.83
Value at end of period	$32.75	$31.08	$32.72	$32.47	$32.02	$27.87	$28.78	$25.74	$21.83	$20.71
Number of accumulation units outstanding at end of period	130,961	140,465	160,902	165,845	170,474	144,177	156,624	103,251	78,307	50,126

CFI 149

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72	$9.90
Value at end of period	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	26,655	28,244	22,689	22,551	21,236	36,203	55,690	50,694	13,169
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53
Value at end of period	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88
Number of accumulation units outstanding at end of period	542,277	600,890	678,361	749,244	908,676	1,192,581	1,533,103	1,708,652	1,711,636	1,946,126
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.71
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	85
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.44	$3.35	$3.68	$7.64	$8.76	$9.70
Value at end of period	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	14,480	28,663	20,082	13,572	11,777	9,059
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.22	$20.77	$19.71	$17.02	$15.10	$15.42	$13.63	$11.52	$16.15	$15.42
Value at end of period	$21.63	$20.22	$20.77	$19.71	$17.02	$15.10	$15.42	$13.63	$11.52	$16.15
Number of accumulation units outstanding at end of period	468,472	504,045	540,326	611,554	676,425	798,510	1,048,247	1,199,186	1,235,407	1,538,682
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.64	$10.07
Value at end of period	$10.69	$9.64
Number of accumulation units outstanding at end of period	32,453	10,735
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.58	$14.31	$14.36	$15.08	$14.09	$13.70	$11.92	$9.88	$11.79	$10.92
Value at end of period	$14.32	$13.58	$14.31	$14.36	$15.08	$14.09	$13.70	$11.92	$9.88	$11.79
Number of accumulation units outstanding at end of period	170,360	203,062	219,755	240,767	309,158	341,046	417,025	433,939	446,158	375,533
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.37	$10.02
Value at end of period	$9.86	$9.37
Number of accumulation units outstanding at end of period	306,847	337,706
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$9.75	$10.17	$10.30
Value at end of period	$10.34	$9.75	$10.17
Number of accumulation units outstanding at end of period	8,291	6,871	1,222
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.85	$12.95	$13.05	$13.15	$13.26	$13.36	$13.43	$13.50	$13.25	$12.70
Value at end of period	$12.77	$12.85	$12.95	$13.05	$13.15	$13.26	$13.36	$13.43	$13.50	$13.25
Number of accumulation units outstanding at end of period	766,726	563,610	638,704	677,218	822,784	1,051,569	1,061,434	1,299,450	1,831,765	1,863,139
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.16	$17.55	$15.98	$12.33	$10.73	$10.85	$9.58	$7.42	$11.99	$11.25
Value at end of period	$18.69	$17.16	$17.55	$15.98	$12.33	$10.73	$10.85	$9.58	$7.42	$11.99
Number of accumulation units outstanding at end of period	1,621,987	1,819,374	1,990,886	2,217,734	2,306,131	2,497,907	2,830,961	2,776,010	3,193,695	3,727,610

CFI 150

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36
Value at end of period	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60
Number of accumulation units outstanding at end of period	32,910	36,060	37,301	58,340	123,565	49,707	18,855	22,295	9,271	11,074
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.82	$22.81	$20.20	$15.32	$13.49	$13.61	$12.04	$9.85	$15.81	$15.18
Value at end of period	$24.97	$22.82	$22.81	$20.20	$15.32	$13.49	$13.61	$12.04	$9.85	$15.81
Number of accumulation units outstanding at end of period	455,224	463,698	494,073	553,654	665,968	736,738	839,034	910,116	1,047,075	1,368,692
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.44	$39.45	$36.30	$27.19	$23.29	$23.75	$19.64	$15.03	$24.26	$23.18
Value at end of period	$45.05	$38.44	$39.45	$36.30	$27.19	$23.29	$23.75	$19.64	$15.03	$24.26
Number of accumulation units outstanding at end of period	196,150	223,264	246,568	277,462	328,867	380,698	479,449	562,847	618,675	869,060
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.37	$27.47	$26.26	$18.55	$16.64	$16.90	$13.86	$11.19	$16.99	$18.26
Value at end of period	$33.31	$26.37	$27.47	$26.26	$18.55	$16.64	$16.90	$13.86	$11.19	$16.99
Number of accumulation units outstanding at end of period	150,782	167,203	179,160	216,505	249,325	299,262	427,589	466,993	481,806	678,593
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2016)
Value at beginning of period	$18.52
Value at end of period	$18.93
Number of accumulation units outstanding at end of period	417
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$19.21	$19.68	$18.73	$15.48	$14.74
Value at end of period	$20.54	$19.21	$19.68	$18.73	$15.48
Number of accumulation units outstanding at end of period	63,276	63,719	4,185	1,298	1,320
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$20.08	$20.62	$19.61	$15.93	$13.86	$14.59
Value at end of period	$21.52	$20.08	$20.62	$19.61	$15.93	$13.86
Number of accumulation units outstanding at end of period	1,699	497	497	497	497	497
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.93	$15.22	$14.49	$13.55	$12.59	$12.25
Value at end of period	$15.54	$14.93	$15.22	$14.49	$13.55	$12.59
Number of accumulation units outstanding at end of period	587	587	59,891	57,079	83,324	51,084
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.38	$21.43	$20.25	$20.43	$18.83	$17.65	$16.20	$14.63	$16.12	$15.33
Value at end of period	$22.13	$21.38	$21.43	$20.25	$20.43	$18.83	$17.65	$16.20	$14.63	$16.12
Number of accumulation units outstanding at end of period	544,452	539,084	495,053	544,593	653,833	668,572	746,514	848,415	966,352	1,093,085
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93	$8.57
Value at end of period	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	77,134	100,139	105,980	89,160	104,351	89,628	86,820	91,183	21
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.73	$17.75	$15.75	$12.12	$10.35	$10.32
Value at end of period	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	625,610	682,568	702,153	533,248	522,501	384,592

CFI 151

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	710,134	796,483	859,366	832,823	535,365	659,811	661,703	793,105	862,181	1,247,251
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23
Value at end of period	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25
Number of accumulation units outstanding at end of period	158,799	171,025	169,937	188,798	123,487	97,926	103,333	66,790	60,533	62,246
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.52
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	5
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.95	$16.13	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Value at end of period	$17.21	$15.95	$16.13	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31
Number of accumulation units outstanding at end of period	18,799	25,190	25,288	30,223	31,281	32,216	30,115	26,064	41,664	42,367
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57	$10.71
Value at end of period	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	20,605	18,912	9,774	5,186	4,704	4,440	4,496	5,515
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64	$8.70
Value at end of period	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	189,442	185,279	149,769	125,527	116,814	19,665	3,005	3,830	22
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86	$10.06
Value at end of period	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	16,237	10,152	3,748	2,787	1,966	2,864	3,679	3,410
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86	$11.41
Value at end of period	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	7,794	3,708	3,637	3,234	3,047	2,663	1,848	3,108
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93	$9.78
Value at end of period	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	164,971	149,069	129,336	121,202	101,912	24,192	22,212	15,185	9,712
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75	$6.97	$9.21
Value at end of period	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75	$6.97
Number of accumulation units outstanding at end of period	79,497	79,869	70,757	66,279	64,408	14,290	19,783	10,942	8,671
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11
Value at end of period	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95
Number of accumulation units outstanding at end of period	71,233	85,189	79,414	84,916	96,640	100,019	103,263	91,859	84,844	106,550

CFI 152

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$36.25	$36.83	$34.85	$25.50	$22.45	$23.20	$18.80	$14.86	$21.73	$20.68
Value at end of period	$44.77	$36.25	$36.83	$34.85	$25.50	$22.45	$23.20	$18.80	$14.86	$21.73
Number of accumulation units outstanding at end of period	164,878	188,234	202,789	226,560	283,186	356,546	415,574	480,037	528,457	676,367
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22
Value at end of period	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68
Number of accumulation units outstanding at end of period	160,085	82,774	75,506	67,823	78,107	43,268	43,171	50,475	32,066	48,509
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Value at end of period	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13
Number of accumulation units outstanding at end of period	123,194	78,495	67,851	60,838	61,983	33,557	38,361	32,178	16,141	9,218
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Value at end of period	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55
Number of accumulation units outstanding at end of period	58,734	42,223	36,684	34,032	78,763	48,898	38,277	25,564	4,803	27,173
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.83	$16.10	$15.27	$12.47	$10.88	$11.56	$11.32
Value at end of period	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88	$11.56
Number of accumulation units outstanding at end of period	19,043	735	588	567	1,623	1,023	516
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93	$7.46
Value at end of period	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	10,057	11,789	16,648	15,945	8,331	8,442	4,701	1,445	11
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.01
Value at end of period	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49
Number of accumulation units outstanding at end of period	124,437	42,525	1,252	1,367	6,060	4,006	3,148	3,327	0	363
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66	$9.34
Value at end of period	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	20,107	18,044	25,219	20,359	18,868	21,633	17,739	12,786	2,251
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$19.01	$19.20	$18.16	$16.32	$14.65	$14.51	$13.17	$11.26	$14.85	$14.15
Value at end of period	$19.93	$19.01	$19.20	$18.16	$16.32	$14.65	$14.51	$13.17	$11.26	$14.85
Number of accumulation units outstanding at end of period	29,687	34,145	31,591	33,830	36,513	38,966	43,932	58,550	54,012	66,896
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.50	$17.86	$16.89	$13.91	$12.19	$12.66	$11.29	$9.09	$14.32	$13.75
Value at end of period	$18.57	$17.50	$17.86	$16.89	$13.91	$12.19	$12.66	$11.29	$9.09	$14.32
Number of accumulation units outstanding at end of period	67,595	66,936	64,404	61,309	67,514	71,756	74,677	99,918	110,112	165,170
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.96	$18.21	$17.21	$14.88	$13.20	$13.38	$12.04	$9.96	$14.45	$13.81
Value at end of period	$19.00	$17.96	$18.21	$17.21	$14.88	$13.20	$13.38	$12.04	$9.96	$14.45
Number of accumulation units outstanding at end of period	57,218	58,924	57,592	63,732	63,276	79,288	85,767	92,277	111,013	142,807
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22	$9.91
Value at end of period	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	24,039	17,302	31,450	10,323	38,540	33,749	77,140	11,857	240

CFI 153

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.80	$20.74	$18.44	$14.08	$12.26	$12.14	$10.66	$8.52	$13.65	$13.07
Value at end of period	$23.04	$20.80	$20.74	$18.44	$14.08	$12.26	$12.14	$10.66	$8.52	$13.65
Number of accumulation units outstanding at end of period	4,462	4,245	3,959	3,333	2,928	2,928	7,255	9,503	7,254	7,319
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07
Value at end of period	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48
Number of accumulation units outstanding at end of period	34,235	14,057	14,023	16,719	12,352	5,884	4,993	8,298	4,843	11,543
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83
Value at end of period	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77
Number of accumulation units outstanding at end of period	29,428	35,971	38,776	45,977	51,218	57,241	55,315	71,146	61,280	88,249
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	115,728	144,805	154,764	160,381	168,001	192,413	221,760	237,654	233,966
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Value at end of period	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07
Number of accumulation units outstanding at end of period	70,687	93,719	99,780	99,461	118,098	113,029	110,138	74,994	79,392	57,052
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90
Value at end of period	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60
Number of accumulation units outstanding at end of period	5,879	7,473	7,252	8,767	7,966	5,469	14,806	13,198	7,169	6,839
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.69	$16.30	$15.75	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31	$10.79
Value at end of period	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	6,609	4,657	4,712	4,792	3,347	3,730	1,556	106	771	299
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.08	$22.63	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17
Value at end of period	$24.48	$22.08	$22.63	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95
Number of accumulation units outstanding at end of period	52,736	55,282	48,866	45,862	49,934	28,040	26,397	24,277	25,427	5,990
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65
Value at end of period	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20
Number of accumulation units outstanding at end of period	31,317	49,759	48,987	56,131	52,032	61,938	73,376	79,566	87,715	109,959
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.81	$19.36	$17.91	$14.45	$12.91	$13.16	$11.81	$9.70	$12.76	$12.42
Value at end of period	$21.51	$18.81	$19.36	$17.91	$14.45	$12.91	$13.16	$11.81	$9.70	$12.76
Number of accumulation units outstanding at end of period	270,267	301,823	346,959	361,002	422,068	553,106	684,091	787,964	851,814	1,035,604
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75
Value at end of period	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97
Number of accumulation units outstanding at end of period	161,796	154,341	140,563	143,379	82,660	22,619	18,727	13,194	16,493	20,338
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11
Value at end of period	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88
Number of accumulation units outstanding at end of period	21,677	26,520	27,562	28,034	30,122	28,118	33,474	36,507	34,095	43,231

CFI 154

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66
Value at end of period	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93
Number of accumulation units outstanding at end of period	13,328	11,967	13,185	13,098	10,156	6,392	8,641	11,488	16,866	25,348
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11
Value at end of period	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78
Number of accumulation units outstanding at end of period	56,809	47,514	51,532	44,788	29,370	14,433	12,133	9,373	7,370	7,456
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.70	$20.04	$19.74	$15.66	$12.97	$14.23	$12.36	$8.93	$15.07	$14.26
Value at end of period	$20.58	$20.70	$20.04	$19.74	$15.66	$12.97	$14.23	$12.36	$8.93	$15.07
Number of accumulation units outstanding at end of period	698,280	796,972	846,605	939,223	1,125,891	1,285,118	1,532,832	1,762,158	1,961,962	2,544,962
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Value at end of period	$20.69	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17
Number of accumulation units outstanding at end of period	15,127	14,315	19,830	20,806	22,025	23,731	10,342	6,533	2,364	2,163
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47
Value at end of period	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92
Number of accumulation units outstanding at end of period	1,113,816	982,257	895,627	794,854	797,658	552,458	477,101	384,450	314,348	438,484
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.22	$23.93	$21.57	$16.09	$13.96	$14.62	$11.47	$7.89	$14.00	$12.44
Value at end of period	$25.81	$24.22	$23.93	$21.57	$16.09	$13.96	$14.62	$11.47	$7.89	$14.00
Number of accumulation units outstanding at end of period	372,403	434,733	482,366	519,349	590,887	660,822	783,694	817,391	893,654	1,029,745
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.06	$26.06	$24.44	$18.99	$16.33	$16.61	$14.57	$11.75	$18.42	$18.02
Value at end of period	$28.36	$24.06	$26.06	$24.44	$18.99	$16.33	$16.61	$14.57	$11.75	$18.42
Number of accumulation units outstanding at end of period	30,346	41,026	50,956	56,576	59,203	53,764	63,434	52,484	57,425	56,564
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$32.40	$29.48	$27.34	$19.79	$16.78	$17.09	$14.75	$10.40	$18.14	$16.64
Value at end of period	$32.63	$32.40	$29.48	$27.34	$19.79	$16.78	$17.09	$14.75	$10.40	$18.14
Number of accumulation units outstanding at end of period	216,203	246,058	234,154	247,232	257,931	242,212	290,430	305,839	352,773	425,736
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34
Value at end of period	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35
Number of accumulation units outstanding at end of period	14,028	15,186	14,472	17,211	16,654	23,176	31,202	47,415	46,644	61,695
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$9.85	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	216,510	248,222	252,164	264,397	282,706	292,580	315,547	345,736	385,345
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.25	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Value at end of period	$13.48	$12.25	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27
Number of accumulation units outstanding at end of period	7,668	7,485	7,579	6,217	5,918	4,944	4,877	5,588	3,568	2,870
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.12
Value at end of period	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	60,846	70,477	70,165	74,853	62,471	53,069	48,365	74,098	23,373	39,866

CFI 155

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WANGER SELECT
Value at beginning of period	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89
Value at end of period	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16
Number of accumulation units outstanding at end of period	77,194	79,082	84,173	86,139	95,493	62,300	75,495	52,757	71,741	104,588
WANGER USA
Value at beginning of period	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71
Value at end of period	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33
Number of accumulation units outstanding at end of period	43,616	44,903	39,904	50,473	53,021	28,775	23,154	11,530	13,157	20,392
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03
Value at end of period	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43
Number of accumulation units outstanding at end of period	277,967	305,473	378,784	407,184	488,082	582,125	647,140	782,031	841,888	1,053,903
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$35.73	$37.74	$35.43	$25.87	$22.98	$23.68	$19.47	$15.11	$22.32	$24.48
Value at end of period	$45.69	$35.73	$37.74	$35.43	$25.87	$22.98	$23.68	$19.47	$15.11	$22.32
Number of accumulation units outstanding at end of period	15,611	15,550	15,988	14,818	15,445	9,696	9,855	11,211	13,391	27,612

TABLE 19

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.30	$20.96	$20.18	$15.10	$13.26	$14.11	$12.99	$10.24
Value at end of period	$21.54	$21.30	$20.96	$20.18	$15.10	$13.26	$14.11	$12.99
Number of accumulation units outstanding at end of period	14,633	13,321	8,374	9,786	10,060	8,945	10,105	4,246
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.15	$16.36	$14.47	$11.88	$10.77	$11.07	$9.63	$7.96
Value at end of period	$17.24	$16.15	$16.36	$14.47	$11.88	$10.77	$11.07	$9.63
Number of accumulation units outstanding at end of period	108,039	142,446	186,391	194,063	265,698	199,120	109,431	19,265
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.26	$16.88	$15.60	$12.13	$11.16	$11.04	$9.92	$8.16
Value at end of period	$17.63	$16.26	$16.88	$15.60	$12.13	$11.16	$11.04	$9.92
Number of accumulation units outstanding at end of period	222,064	271,386	334,337	350,731	398,801	307,773	196,018	44,451
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.83	$12.19	$11.98	$13.29	$12.57	$11.22	$10.72	$10.10
Value at end of period	$12.28	$11.83	$12.19	$11.98	$13.29	$12.57	$11.22	$10.72
Number of accumulation units outstanding at end of period	118,745	110,548	124,216	155,781	327,961	296,243	95,860	59,424
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.32	$9.67
Value at end of period	$9.87	$9.32
Number of accumulation units outstanding at end of period	25,434	1,226

CFI 156

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$18.21	$19.15	$17.41	$12.13	$10.17	$11.57	$10.32
Value at end of period	$20.87	$18.21	$19.15	$17.41	$12.13	$10.17	$11.57
Number of accumulation units outstanding at end of period	53,096	59,906	48,308	46,850	35,479	37,166	10,374
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.15	$11.70	$11.92	$9.60	$7.72	$8.40	$8.00	$5.77	$9.25
Value at end of period	$9.99	$11.15	$11.70	$11.92	$9.60	$7.72	$8.40	$8.00	$5.77
Number of accumulation units outstanding at end of period	44,125	47,746	35,209	27,633	44,933	37,155	40,839	22,282	7,623
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.41	$19.58	$18.00	$12.56	$10.88	$11.74	$9.81
Value at end of period	$21.41	$17.41	$19.58	$18.00	$12.56	$10.88	$11.74
Number of accumulation units outstanding at end of period	109,199	133,810	147,479	126,217	77,648	62,050	20,466
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.16	$9.08
Value at end of period	$10.48	$9.16
Number of accumulation units outstanding at end of period	17,829	1,929
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.41	$24.28	$23.01	$17.41	$15.51	$15.74	$12.63	$11.48
Value at end of period	$27.18	$22.41	$24.28	$23.01	$17.41	$15.51	$15.74	$12.63
Number of accumulation units outstanding at end of period	6,135	6,003	8,693	11,276	31,165	34,683	10,707	1,096
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.82	$25.59	$23.55	$20.13	$18.37	$17.72	$15.94	$12.83	$18.84	$18.50
Value at end of period	$26.55	$24.82	$25.59	$23.55	$20.13	$18.37	$17.72	$15.94	$12.83	$18.84
Number of accumulation units outstanding at end of period	49,113	55,701	58,439	69,557	94,322	116,153	132,391	128,599	139,551	140,885
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.94	$14.35	$11.12	$10.88	$9.48	$9.87
Value at end of period	$15.65	$14.94	$14.35	$11.12	$10.88	$9.48
Number of accumulation units outstanding at end of period	26,810	28,619	20,526	5,785	9,087	2,181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.46	$13.89	$12.54	$9.66	$8.48	$9.01	$7.81	$6.19	$10.28
Value at end of period	$15.33	$13.46	$13.89	$12.54	$9.66	$8.48	$9.01	$7.81	$6.19
Number of accumulation units outstanding at end of period	26,622	23,411	23,177	17,726	37,549	51,265	49,937	37,926	16,827
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.94	$15.89	$14.31	$10.68	$9.25	$9.74	$7.99	$6.10	$9.91
Value at end of period	$16.88	$14.94	$15.89	$14.31	$10.68	$9.25	$9.74	$7.99	$6.10
Number of accumulation units outstanding at end of period	10,933	12,223	19,635	11,022	20,656	24,038	23,624	11,624	7,723
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$11.69	$12.61	$12.06	$11.31
Value at end of period	$15.19	$11.69	$12.61	$12.06
Number of accumulation units outstanding at end of period	6,523	5,734	10,803	572

CFI 157

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.82	$20.15	$20.88	$17.52	$14.82	$17.30	$15.95	$11.56	$19.62	$16.65
Value at end of period	$19.78	$19.82	$20.15	$20.88	$17.52	$14.82	$17.30	$15.95	$11.56	$19.62
Number of accumulation units outstanding at end of period	323,378	364,707	392,544	446,367	837,533	859,240	835,651	466,338	457,664	325,211
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$49.88	$49.97	$45.02	$34.58	$29.96	$31.00	$26.67	$19.82	$34.77	$29.83
Value at end of period	$53.42	$49.88	$49.97	$45.02	$34.58	$29.96	$31.00	$26.67	$19.82	$34.77
Number of accumulation units outstanding at end of period	433,823	478,842	558,194	600,310	1,000,920	1,116,432	1,176,377	3,944,179	884,693	847,162
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.67	$32.21	$29.88	$23.52	$20.22	$20.19	$17.69	$13.70	$24.09	$23.93
Value at end of period	$35.89	$30.67	$32.21	$29.88	$23.52	$20.22	$20.19	$17.69	$13.70	$24.09
Number of accumulation units outstanding at end of period	194,391	224,952	244,080	267,747	354,942	391,909	400,126	373,154	442,827	485,693
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.18	$31.22	$28.29	$20.93	$18.40	$18.52	$15.04	$11.83	$22.58	$17.93
Value at end of period	$33.16	$33.18	$31.22	$28.29	$20.93	$18.40	$18.52	$15.04	$11.83	$22.58
Number of accumulation units outstanding at end of period	261,540	307,323	364,061	376,622	630,571	778,909	833,329	664,733	732,400	789,960
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.23	$21.64	$23.74	$18.36	$15.33	$18.67	$16.64	$13.27	$23.81	$20.47
Value at end of period	$20.93	$22.23	$21.64	$23.74	$18.36	$15.33	$18.67	$16.64	$13.27	$23.81
Number of accumulation units outstanding at end of period	48,939	42,131	40,123	44,259	68,007	106,236	104,101	93,123	126,656	118,882
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.06	$29.46	$29.55	$21.87	$18.63	$19.53	$15.36	$11.99	$18.06	$18.66
Value at end of period	$34.93	$27.06	$29.46	$29.55	$21.87	$18.63	$19.53	$15.36	$11.99	$18.06
Number of accumulation units outstanding at end of period	66,830	67,201	84,779	97,961	148,848	179,324	205,681	181,624	176,258	174,003
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.88	$14.52	$13.45	$10.32	$8.89	$9.14	$8.08	$6.11	$10.10
Value at end of period	$16.60	$14.88	$14.52	$13.45	$10.32	$8.89	$9.14	$8.08	$6.11
Number of accumulation units outstanding at end of period	138,835	136,136	156,007	150,094	234,545	254,777	231,632	141,752	57,982
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.57	$18.53	$17.88	$13.96	$12.75	$13.72	$12.30	$10.13
Value at end of period	$19.52	$17.57	$18.53	$17.88	$13.96	$12.75	$13.72	$12.30
Number of accumulation units outstanding at end of period	5,011	5,262	5,039	6,168	10,089	11,937	11,936	1,350
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.06	$53.84	$50.07	$36.04	$37.17
Value at end of period	$56.84	$56.06	$53.84	$50.07	$36.04
Number of accumulation units outstanding at end of period	27,770	32,797	37,749	36,778	47,093
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.13	$16.20	$15.11	$11.79	$10.44	$10.53	$9.70	$7.62	$11.01	$10.27
Value at end of period	$16.55	$15.13	$16.20	$15.11	$11.79	$10.44	$10.53	$9.70	$7.62	$11.01
Number of accumulation units outstanding at end of period	93,868	103,061	112,910	121,050	164,930	184,224	209,384	188,093	199,413	206,829
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.43	$11.29
Value at end of period	$10.52	$10.43
Number of accumulation units outstanding at end of period	2,606	16,076
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$48.72	$48.84	$45.39	$38.10	$33.82	$33.56	$31.23	$25.02	$29.98	$27.35
Value at end of period	$50.54	$48.72	$48.84	$45.39	$38.10	$33.82	$33.56	$31.23	$25.02	$29.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	13	20	18	13

CFI 158

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$38.34	$37.17	$33.32	$25.38	$21.83	$22.33	$17.89	$12.46	$22.33	$18.46
Value at end of period	$42.72	$38.34	$37.17	$33.32	$25.38	$21.83	$22.33	$17.89	$12.46	$22.33
Number of accumulation units outstanding at end of period	0	0	0	0	140	140	438	527	523	809
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$28.82	$29.00	$27.87	$28.15	$26.20	$24.76	$23.12	$20.60	$19.59	$18.46
Value at end of period	$29.28	$28.82	$29.00	$27.87	$28.15	$26.20	$24.76	$23.12	$20.60	$19.59
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	21	21	78
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.84	$27.70	$26.00	$20.42	$17.15	$20.05	$17.46	$12.79	$23.30	$21.44
Value at end of period	$27.16	$26.84	$27.70	$26.00	$20.42	$17.15	$20.05	$17.46	$12.79	$23.30
Number of accumulation units outstanding at end of period	4	4	4	4	83	83	92	97	95	352
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$31.72	$30.36	$27.10	$20.97	$17.83	$18.99	$16.73	$12.37	$20.70	$18.14
Value at end of period	$31.61	$31.72	$30.36	$27.10	$20.97	$17.83	$18.99	$16.73	$12.37	$20.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	21	32	28	55
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.95	$17.73	$17.02	$12.66	$11.00	$11.30	$9.14	$7.17	$10.26
Value at end of period	$21.20	$16.95	$17.73	$17.02	$12.66	$11.00	$11.30	$9.14	$7.17
Number of accumulation units outstanding at end of period	34,989	35,201	46,533	56,748	83,154	67,440	17,882	6,653	3,415
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.98	$21.99	$19.89	$15.39	$13.55	$14.24	$11.45	$9.12	$15.17	$15.21
Value at end of period	$24.22	$20.98	$21.99	$19.89	$15.39	$13.55	$14.24	$11.45	$9.12	$15.17
Number of accumulation units outstanding at end of period	74,451	79,451	103,207	116,289	314,284	369,791	379,554	1,405,638	248,848	249,295
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.12
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	1,478
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.12	$10.22	$9.73	$9.56
Value at end of period	$10.27	$10.12	$10.22	$9.73
Number of accumulation units outstanding at end of period	279,620	226,445	172,723	79,530
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.91	$17.15	$15.68	$11.46	$10.43	$10.85	$8.93	$6.91	$11.41	$10.72
Value at end of period	$18.42	$16.91	$17.15	$15.68	$11.46	$10.43	$10.85	$8.93	$6.91	$11.41
Number of accumulation units outstanding at end of period	16,164	21,071	26,325	25,904	38,957	44,935	40,294	11,605	9,811	5,253
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.64	$22.64	$22.13	$17.61	$14.70	$16.05	$14.36	$10.54	$17.10	$14.88
Value at end of period	$23.87	$23.64	$22.64	$22.13	$17.61	$14.70	$16.05	$14.36	$10.54	$17.10
Number of accumulation units outstanding at end of period	116,682	110,663	134,768	143,805	210,200	220,524	217,611	149,704	139,487	104,832
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$66.46	$77.99	$82.63	$76.91	$64.18	$79.04	$62.77	$34.84	$67.60	$50.94
Value at end of period	$70.44	$66.46	$77.99	$82.63	$76.91	$64.18	$79.04	$62.77	$34.84	$67.60
Number of accumulation units outstanding at end of period	87,264	96,010	115,730	134,579	216,286	215,906	219,498	143,670	111,277	106,360
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$35.28	$34.24	$33.75	$26.74	$22.24	$24.46	$21.27	$15.35	$25.88	$24.55
Value at end of period	$35.01	$35.28	$34.24	$33.75	$26.74	$22.24	$24.46	$21.27	$15.35	$25.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	258	568	538	470	461

CFI 159

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(NON-SERVICE SHARES)
Value at beginning of period	$21.36	$22.04	$21.62	$21.83	$19.39	$19.39	$17.01	$14.44	$16.97	$15.61
Value at end of period	$22.56	$21.36	$22.04	$21.62	$21.83	$19.39	$19.39	$17.01	$14.44	$16.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	227	227	232
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.13	$23.72	$21.37	$15.28	$13.06	$13.47	$11.01	$8.09	$13.13	$13.40
Value at end of period	$25.90	$22.13	$23.72	$21.37	$15.28	$13.06	$13.47	$11.01	$8.09	$13.13
Number of accumulation units outstanding at end of period	36,720	59,324	62,838	68,079	46,866	53,134	57,247	46,806	56,609	45,506
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.06	$16.28	$15.20	$13.18	$11.94	$12.27	$11.06	$9.19	$13.38	$12.33
Value at end of period	$16.85	$16.06	$16.28	$15.20	$13.18	$11.94	$12.27	$11.06	$9.19	$13.38
Number of accumulation units outstanding at end of period	53,579	63,314	82,914	81,254	163,026	195,165	201,786	142,011	162,971	126,835
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE
CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$5.42	$6.82
Value at end of period	$6.15	$5.42
Number of accumulation units outstanding at end of period	2,693	216
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.73	$15.27	$14.94	$16.60	$15.39	$13.90	$12.97	$11.05	$11.99	$10.94
Value at end of period	$15.37	$14.73	$15.27	$14.94	$16.60	$15.39	$13.90	$12.97	$11.05	$11.99
Number of accumulation units outstanding at end of period	134,813	154,404	216,239	265,363	482,222	439,230	400,759	288,706	239,600	100,830
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.28	$7.48	$8.63	$8.88	$7.99	$10.53	$9.16	$5.29	$12.76	$10.06
Value at end of period	$6.62	$6.28	$7.48	$8.63	$8.88	$7.99	$10.53	$9.16	$5.29	$12.76
Number of accumulation units outstanding at end of period	46,371	47,014	60,306	68,567	146,900	171,313	177,578	163,138	106,502	79,218
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.12	$17.97	$18.11	$16.30	$14.16	$14.53	$12.41	$7.80	$12.18	$11.61
Value at end of period	$19.39	$17.12	$17.97	$18.11	$16.30	$14.16	$14.53	$12.41	$7.80	$12.18
Number of accumulation units outstanding at end of period	38,537	42,123	64,768	61,334	86,662	68,300	62,843	43,503	55,749	41,569
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.96	$13.72	$13.59	$10.60	$8.76	$10.31	$8.32	$5.46	$9.96
Value at end of period	$14.65	$13.96	$13.72	$13.59	$10.60	$8.76	$10.31	$8.32	$5.46
Number of accumulation units outstanding at end of period	20,545	31,954	20,787	23,918	44,881	40,921	32,025	3,193	2,311
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.94	$10.00
Value at end of period	$9.98	$9.94
Number of accumulation units outstanding at end of period	95,464	61,159
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.67	$21.78	$21.62	$21.33	$18.58	$19.19	$17.18	$14.57	$13.83	$12.58
Value at end of period	$21.77	$20.67	$21.78	$21.62	$21.33	$18.58	$19.19	$17.18	$14.57	$13.83
Number of accumulation units outstanding at end of period	315,482	361,702	454,160	507,281	740,227	708,559	648,907	292,953	251,583	129,693
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.84	$11.91	$11.38	$11.71	$11.15	$10.56	$9.93	$8.72	$9.96
Value at end of period	$12.06	$11.84	$11.91	$11.38	$11.71	$11.15	$10.56	$9.93	$8.72
Number of accumulation units outstanding at end of period	42,219	43,982	54,183	55,975	85,105	89,164	78,642	53,288	24,007

CFI 160

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.56	$21.60	$19.94	$15.02	$12.57	$13.33	$11.97	$8.97	$14.85	$13.51
Value at end of period	$24.25	$22.56	$21.60	$19.94	$15.02	$12.57	$13.33	$11.97	$8.97	$14.85
Number of accumulation units outstanding at end of period	345,287	379,217	487,442	529,707	927,583	1,035,804	1,102,940	758,979	688,355	496,556
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.43	$3.34	$3.68	$7.63	$8.76	$9.85
Value at end of period	$3.52	$2.43	$3.34	$3.68	$7.63	$8.76
Number of accumulation units outstanding at end of period	81,544	33,511	74,233	35,846	63,903	34,967
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.11	$27.86	$26.45	$22.86	$20.29	$20.73	$18.33	$15.50	$21.74	$20.77
Value at end of period	$28.99	$27.11	$27.86	$26.45	$22.86	$20.29	$20.73	$18.33	$15.50	$21.74
Number of accumulation units outstanding at end of period	334,238	375,251	386,823	420,303	509,261	579,153	711,836	983,558	803,014	996,955
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.64	$9.65
Value at end of period	$10.69	$9.64
Number of accumulation units outstanding at end of period	16,275	7,286
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.51	$14.09	$14.30	$15.02	$14.04	$13.66	$11.89	$9.86	$11.77	$10.91
Value at end of period	$14.24	$13.51	$14.09	$14.30	$15.02	$14.04	$13.66	$11.89	$9.86	$11.77
Number of accumulation units outstanding at end of period	7,059	7,401	215,658	254,381	408,264	520,265	518,781	452,814	487,485	466,212
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.37	$10.02
Value at end of period	$9.85	$9.37
Number of accumulation units outstanding at end of period	148,434	180,652
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.75	$10.23
Value at end of period	$10.32	$9.75
Number of accumulation units outstanding at end of period	89	31
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.56
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	432
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.76	$13.87	$13.99	$14.11	$14.22	$14.34	$14.43	$14.50	$14.25	$13.67
Value at end of period	$13.67	$13.76	$13.87	$13.99	$14.11	$14.22	$14.34	$14.43	$14.50	$14.25
Number of accumulation units outstanding at end of period	476,322	418,772	476,255	520,334	775,269	962,863	1,027,800	2,663,562	931,952	745,229
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.71	$26.30	$23.96	$18.49	$16.11	$16.29	$14.39	$11.15	$18.03	$16.93
Value at end of period	$27.98	$25.71	$26.30	$23.96	$18.49	$16.11	$16.29	$14.39	$11.15	$18.03
Number of accumulation units outstanding at end of period	1,475,984	1,636,824	1,830,797	2,004,196	2,057,235	2,300,921	2,660,095	2,711,135	2,990,615	3,430,110
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.83	$18.36	$18.30	$17.47	$15.45	$14.93	$13.18	$8.90	$11.58	$11.35
Value at end of period	$20.27	$17.83	$18.36	$18.30	$17.47	$15.45	$14.93	$13.18	$8.90	$11.58
Number of accumulation units outstanding at end of period	39,996	44,108	47,111	51,132	93,032	69,062	63,763	54,266	29,565	30,917

CFI 161

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.06	$34.06	$30.17	$22.89	$20.17	$20.36	$18.02	$14.75	$23.70	$22.75
Value at end of period	$37.24	$34.06	$34.06	$30.17	$22.89	$20.17	$20.36	$18.02	$14.75	$23.70
Number of accumulation units outstanding at end of period	192,071	231,271	254,006	280,990	663,926	722,676	804,575	485,099	595,014	707,223
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.10	$39.12	$36.02	$26.99	$23.13	$23.60	$19.52	$14.95	$24.15	$23.08
Value at end of period	$44.63	$38.10	$39.12	$36.02	$26.99	$23.13	$23.60	$19.52	$14.95	$24.15
Number of accumulation units outstanding at end of period	144,888	163,478	184,929	205,748	563,136	632,017	639,954	1,883,764	424,192	461,298
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.14	$27.24	$26.05	$18.41	$16.52	$16.79	$13.78	$11.13	$16.91	$18.18
Value at end of period	$33.00	$26.14	$27.24	$26.05	$18.41	$16.52	$16.79	$13.78	$11.13	$16.91
Number of accumulation units outstanding at end of period	107,403	119,734	139,402	151,326	341,962	386,222	390,762	203,368	209,995	257,974
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.09	$24.15	$22.84	$23.06	$21.26	$19.94	$18.31	$16.55	$18.23	$17.35
Value at end of period	$24.92	$24.09	$24.15	$22.84	$23.06	$21.26	$19.94	$18.31	$16.55	$18.23
Number of accumulation units outstanding at end of period	479,957	537,387	329,713	345,648	565,573	603,778	695,236	4,166,774	775,032	793,568
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.10	$9.26	$9.93	$8.24	$7.00	$8.04	$7.52	$5.93	$6.35
Value at end of period	$9.10	$9.10	$9.26	$9.93	$8.24	$7.00	$8.04	$7.52	$5.93
Number of accumulation units outstanding at end of period	79,172	59,283	70,467	78,444	114,778	135,054	131,553	99,216	760
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.69	$17.72	$15.73	$12.11	$10.34	$10.32
Value at end of period	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34
Number of accumulation units outstanding at end of period	544,628	653,440	638,608	422,232	512,821	520,953
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.16	$13.90	$12.73	$9.81	$8.63	$8.40	$7.10	$6.36	$9.17	$9.39
Value at end of period	$14.87	$13.16	$13.90	$12.73	$9.81	$8.63	$8.40	$7.10	$6.36	$9.17
Number of accumulation units outstanding at end of period	537,071	618,890	768,193	753,226	1,092,165	1,329,537	796,575	568,780	626,385	452,257
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.79	$26.88	$24.91	$19.03	$16.81	$17.04	$13.18	$9.40	$15.20	$12.19
Value at end of period	$28.50	$26.79	$26.88	$24.91	$19.03	$16.81	$17.04	$13.18	$9.40	$15.20
Number of accumulation units outstanding at end of period	97,600	116,587	130,085	150,017	128,066	112,532	64,503	40,540	36,423	24,144
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.87	$16.06	$14.05	$10.84	$9.90	$10.43	$9.06	$7.34	$11.31	$10.82
Value at end of period	$17.12	$15.87	$16.06	$14.05	$10.84	$9.90	$10.43	$9.06	$7.34	$11.31
Number of accumulation units outstanding at end of period	25,732	44,223	34,897	39,812	57,091	82,790	65,448	63,017	50,525	38,092
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.82	$24.20	$21.58	$16.49	$14.52	$14.06	$12.57	$10.71
Value at end of period	$27.29	$25.82	$24.20	$21.58	$16.49	$14.52	$14.06	$12.57
Number of accumulation units outstanding at end of period	64,517	26,374	38,229	24,280	41,107	26,639	17,174	6,997
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.68	$15.49	$13.83	$10.56	$9.22	$9.07	$8.15	$6.64	$10.18
Value at end of period	$17.24	$15.68	$15.49	$13.83	$10.56	$9.22	$9.07	$8.15	$6.64
Number of accumulation units outstanding at end of period	130,883	126,337	111,186	86,112	114,521	87,375	55,122	22,724	3,064

CFI 162

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.73	$21.72	$19.53	$14.98	$13.03	$13.07	$11.86	$10.06
Value at end of period	$23.70	$20.73	$21.72	$19.53	$14.98	$13.03	$13.07	$11.86
Number of accumulation units outstanding at end of period	27,377	28,899	25,041	19,856	19,806	17,663	14,150	2,500
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.82	$26.24	$23.82	$17.81	$15.55	$16.04	$12.85	$11.41
Value at end of period	$27.34	$25.82	$26.24	$23.82	$17.81	$15.55	$16.04	$12.85
Number of accumulation units outstanding at end of period	13,118	11,345	12,946	9,953	14,178	17,037	11,021	10,011
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.55	$17.17	$15.37	$11.55	$9.95	$10.23	$8.24	$5.93	$10.14
Value at end of period	$18.61	$16.55	$17.17	$15.37	$11.55	$9.95	$10.23	$8.24	$5.93
Number of accumulation units outstanding at end of period	103,950	63,291	67,772	77,727	94,416	88,858	89,065	41,149	8,430
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.28	$17.20	$16.53	$12.01	$10.44	$10.96	$8.74	$6.97	$10.22
Value at end of period	$19.55	$16.28	$17.20	$16.53	$12.01	$10.44	$10.96	$8.74	$6.97
Number of accumulation units outstanding at end of period	52,808	55,898	71,889	82,384	93,430	98,853	87,502	28,053	4,718
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.79	$18.11	$17.29	$12.54	$10.98	$10.98	$8.37	$6.44	$9.91	$9.08
Value at end of period	$20.01	$17.79	$18.11	$17.29	$12.54	$10.98	$10.98	$8.37	$6.44	$9.91
Number of accumulation units outstanding at end of period	64,203	78,660	72,217	65,830	76,436	77,145	63,956	33,672	33,603	27,543
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$50.53	$51.37	$48.63	$35.60	$31.35	$32.43	$26.29	$20.79	$30.41	$28.96
Value at end of period	$62.38	$50.53	$51.37	$48.63	$35.60	$31.35	$32.43	$26.29	$20.79	$30.41
Number of accumulation units outstanding at end of period	69,205	69,116	77,999	88,990	183,198	201,089	208,726	167,456	179,454	184,068
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.11	$15.25	$14.57	$12.63	$11.23	$11.69	$10.36	$8.31	$12.67	$12.21
Value at end of period	$15.86	$15.11	$15.25	$14.57	$12.63	$11.23	$11.69	$10.36	$8.31	$12.67
Number of accumulation units outstanding at end of period	348,364	396,471	490,009	470,495	586,555	627,871	566,984	378,624	278,523	118,560
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.76	$15.98	$15.25	$12.78	$11.20	$11.84	$10.42	$8.19	$13.11	$12.56
Value at end of period	$16.61	$15.76	$15.98	$15.25	$12.78	$11.20	$11.84	$10.42	$8.19	$13.11
Number of accumulation units outstanding at end of period	158,769	190,230	238,315	232,790	286,876	350,483	380,933	395,959	293,654	165,297
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.15	$16.44	$15.63	$12.77	$11.15	$11.86	$10.39	$8.07	$13.53	$12.90
Value at end of period	$17.03	$16.15	$16.44	$15.63	$12.77	$11.15	$11.86	$10.39	$8.07	$13.53
Number of accumulation units outstanding at end of period	277,239	288,621	337,320	339,961	386,928	454,772	380,015	325,382	205,963	75,669
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.79	$16.06	$15.25	$12.45	$10.87	$11.55	$10.11
Value at end of period	$16.66	$15.79	$16.06	$15.25	$12.45	$10.87	$11.55
Number of accumulation units outstanding at end of period	15,677	13,042	12,060	8,777	6,499	3,879	75
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.43	$12.59	$11.94	$10.41	$9.24	$9.55	$8.54	$6.93	$9.00
Value at end of period	$13.10	$12.43	$12.59	$11.94	$10.41	$9.24	$9.55	$8.54	$6.93
Number of accumulation units outstanding at end of period	2,335	3,531	8,026	7,719	3,290	2,976	2,070	942	607

CFI 163

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.32	$14.42	$13.76	$12.97	$11.92	$11.97	$11.02	$9.48	$11.47	$11.00
Value at end of period	$14.83	$14.32	$14.42	$13.76	$12.97	$11.92	$11.97	$11.02	$9.48	$11.47
Number of accumulation units outstanding at end of period	186,610	218,081	76,994	89,600	85,713	89,840	89,473	21,320	22,488	44,500
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.37	$12.52	$11.96	$11.01	$9.92	$10.07	$9.13	$7.66	$7.67
Value at end of period	$12.98	$12.37	$12.52	$11.96	$11.01	$9.92	$10.07	$9.13	$7.66
Number of accumulation units outstanding at end of period	7,978	16,073	14,670	12,986	6,705	5,233	4,726	4,558	2,658
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.76	$24.01	$22.71	$20.43	$18.35	$18.18	$16.51	$14.12	$18.64	$17.77
Value at end of period	$24.90	$23.76	$24.01	$22.71	$20.43	$18.35	$18.18	$16.51	$14.12	$18.64
Number of accumulation units outstanding at end of period	38,268	40,994	52,698	50,138	65,165	59,962	57,599	58,985	61,179	47,464
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.25	$24.75	$23.42	$19.30	$16.93	$17.58	$15.69	$12.63	$19.92	$19.13
Value at end of period	$25.71	$24.25	$24.75	$23.42	$19.30	$16.93	$17.58	$15.69	$12.63	$19.92
Number of accumulation units outstanding at end of period	81,748	96,132	100,205	102,790	149,559	177,328	169,435	140,891	137,569	110,242
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.58	$23.92	$22.61	$19.56	$17.37	$17.62	$15.86	$13.13	$19.04	$18.21
Value at end of period	$24.94	$23.58	$23.92	$22.61	$19.56	$17.37	$17.62	$15.86	$13.13	$19.04
Number of accumulation units outstanding at end of period	29,497	38,968	59,910	65,457	81,174	84,516	91,534	87,162	92,821	90,782
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.43	$12.51	$11.93	$12.35	$11.99	$11.28	$10.72	$10.21	$9.71
Value at end of period	$12.61	$12.43	$12.51	$11.93	$12.35	$11.99	$11.28	$10.72	$10.21
Number of accumulation units outstanding at end of period	14,596	18,129	20,164	19,479	37,982	35,917	13,893	6,588	1,177
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.69	$29.44	$26.40	$20.27	$17.57	$18.30	$15.12	$11.24	$15.44	$16.03
Value at end of period	$35.29	$28.69	$29.44	$26.40	$20.27	$17.57	$18.30	$15.12	$11.24	$15.44
Number of accumulation units outstanding at end of period	58,749	54,789	67,183	76,952	92,662	79,174	67,038	1,366,360	25,080	23,206
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.56	$31.40	$30.35	$22.04	$18.58	$18.33	$14.61	$10.90	$18.71	$17.79
Value at end of period	$30.88	$29.56	$31.40	$30.35	$22.04	$18.58	$18.33	$14.61	$10.90	$18.71
Number of accumulation units outstanding at end of period	78,296	88,611	115,506	131,576	194,465	234,209	233,223	1,172,882	167,687	120,294
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.75	$14.07	$12.44	$12.07	$9.65	$10.26	$8.90	$6.71	$9.74
Value at end of period	$13.75	$13.75	$14.07	$12.44	$12.07	$9.65	$10.26	$8.90	$6.71
Number of accumulation units outstanding at end of period	103,842	128,213	141,097	148,874	219,034	221,527	258,022	221,504	213,772
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.34	$16.99	$13.20	$13.04	$11.38	$10.48	$8.26	$6.13	$10.06	$12.33
Value at end of period	$17.93	$17.34	$16.99	$13.20	$13.04	$11.38	$10.48	$8.26	$6.13	$10.06
Number of accumulation units outstanding at end of period	153,285	187,278	224,084	245,796	398,169	345,317	340,318	182,569	131,923	59,647
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$30.20	$29.58	$26.44	$19.79	$17.78	$18.81	$16.93	$12.97	$21.53	$20.85
Value at end of period	$32.46	$30.20	$29.58	$26.44	$19.79	$17.78	$18.81	$16.93	$12.97	$21.53
Number of accumulation units outstanding at end of period	17,441	17,446	19,596	17,056	24,468	33,072	29,481	22,577	22,012	19,407
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.62	$16.23	$15.69	$11.30	$9.98	$10.35	$8.33	$6.73	$10.30	$10.09
Value at end of period	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98	$10.35	$8.33	$6.73	$10.30
Number of accumulation units outstanding at end of period	12,324	25,450	17,346	16,681	16,883	24,662	13,659	8,131	6,609	1,962

CFI 164

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.96	$22.52	$21.42	$15.88	$13.97	$15.83	$12.44	$9.01	$14.93	$13.15
Value at end of period	$24.34	$21.96	$22.52	$21.42	$15.88	$13.97	$15.83	$12.44	$9.01	$14.93
Number of accumulation units outstanding at end of period	66,599	88,313	109,169	111,754	178,516	186,164	168,496	99,301	73,161	35,304
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.01	$21.46	$19.83	$14.82	$12.59	$12.97	$11.36	$8.92	$14.16	$14.61
Value at end of period	$23.37	$20.01	$21.46	$19.83	$14.82	$12.59	$12.97	$11.36	$8.92	$14.16
Number of accumulation units outstanding at end of period	56,640	70,335	83,032	94,022	178,077	192,605	174,898	143,053	146,396	177,164
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$18.59	$17.85	$14.40	$12.88	$13.13	$11.37	$9.69	$12.76	$12.42
Value at end of period	$21.40	$18.72	$18.59	$17.85	$14.40	$12.88	$13.13	$11.37	$9.69	$12.76
Number of accumulation units outstanding at end of period	4,452	5,064	447,251	396,535	567,491	641,967	709,622	683,722	759,860	910,278
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.34	$19.06	$17.46	$13.15	$11.58	$11.93	$10.70	$8.71	$12.95	$12.73
Value at end of period	$21.81	$18.34	$19.06	$17.46	$13.15	$11.58	$11.93	$10.70	$8.71	$12.95
Number of accumulation units outstanding at end of period	45,854	47,912	36,353	42,525	54,916	70,195	68,347	55,430	41,382	28,159
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.21	$21.81	$21.79	$23.32	$19.74	$24.36	$20.42	$12.01	$24.85	$18.10
Value at end of period	$20.39	$18.21	$21.81	$21.79	$23.32	$19.74	$24.36	$20.42	$12.01	$24.85
Number of accumulation units outstanding at end of period	44,501	42,774	44,702	49,048	83,549	87,365	84,290	65,793	59,973	71,156
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.97	$32.21	$28.25	$21.66	$18.20	$18.03	$14.79	$11.87	$17.88	$17.62
Value at end of period	$35.22	$30.97	$32.21	$28.25	$21.66	$18.20	$18.03	$14.79	$11.87	$17.88
Number of accumulation units outstanding at end of period	40,197	58,032	64,891	67,543	82,359	69,870	68,712	58,394	63,941	55,300
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.89	$23.97	$22.31	$16.20	$13.76	$14.07	$11.20	$8.87	$12.77	$13.10
Value at end of period	$27.60	$22.89	$23.97	$22.31	$16.20	$13.76	$14.07	$11.20	$8.87	$12.77
Number of accumulation units outstanding at end of period	56,153	41,225	45,111	37,725	41,836	24,633	17,864	12,595	10,255	9,661
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.61	$19.96	$19.68	$15.61	$12.94	$14.20	$12.34	$8.55	$15.07	$13.68
Value at end of period	$20.48	$20.61	$19.96	$19.68	$15.61	$12.94	$14.20	$12.34	$8.55	$15.07
Number of accumulation units outstanding at end of period	7,703	8,378	670,738	742,356	1,185,795	1,382,994	1,510,577	1,381,472	1,562,268	1,780,228
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.16	$19.20	$19.30	$17.32	$15.04	$15.27	$12.94	$7.81	$11.16	$10.60
Value at end of period	$20.58	$18.16	$19.20	$19.30	$17.32	$15.04	$15.27	$12.94	$7.81	$11.16
Number of accumulation units outstanding at end of period	83,165	89,851	125,539	115,502	93,907	82,899	47,779	37,649	19,694	10,869
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.54	$21.61	$19.43	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90	$12.46
Value at end of period	$24.15	$22.54	$21.61	$19.43	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90
Number of accumulation units outstanding at end of period	1,322,855	1,350,763	1,306,268	1,525,312	2,253,958	2,160,104	1,878,983	676,518	600,671	309,824
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.11	$23.07	$20.81	$15.52	$13.93	$14.59	$11.45	$7.63	$13.54	$12.04
Value at end of period	$25.68	$24.11	$23.07	$20.81	$15.52	$13.93	$14.59	$11.45	$7.63	$13.54
Number of accumulation units outstanding at end of period	7,380	8,135	441,390	476,948	626,492	722,973	868,037	906,219	985,769	1,097,828
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.88	$25.87	$24.28	$18.88	$16.24	$16.53	$14.50	$11.70	$18.35	$17.96
Value at end of period	$28.13	$23.88	$25.87	$24.28	$18.88	$16.24	$16.53	$14.50	$11.70	$18.35
Number of accumulation units outstanding at end of period	99,865	94,433	118,320	127,647	173,229	182,117	172,681	4,520,640	59,740	56,015
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$44.67	$40.66	$37.72	$27.32	$23.17	$23.62	$20.39	$14.38	$25.10	$23.04
Value at end of period	$44.96	$44.67	$40.66	$37.72	$27.32	$23.17	$23.62	$20.39	$14.38	$25.10
Number of accumulation units outstanding at end of period	157,044	179,130	180,920	192,543	402,708	448,410	469,522	854,178	321,691	336,596

CFI 165

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.78	$16.06	$16.38	$14.45	$12.27	$14.12	$12.52	$9.17	$18.32	$15.33
Value at end of period	$15.94	$15.78	$16.06	$16.38	$14.45	$12.27	$14.12	$12.52	$9.17	$18.32
Number of accumulation units outstanding at end of period	13,104	17,646	21,142	21,234	34,542	37,592	46,122	45,894	42,129	29,751
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.71	$10.13	$10.94	$9.17	$7.78	$8.92	$8.26	$6.30	$10.20
Value at end of period	$9.80	$9.71	$10.13	$10.94	$9.17	$7.78	$8.92	$8.26	$6.30
Number of accumulation units outstanding at end of period	226,049	254,609	284,477	320,304	477,762	395,047	521,249	523,033	549,115
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.19	$13.30	$13.80	$10.65	$8.82	$9.44	$8.83	$6.73	$11.26	$11.09
Value at end of period	$13.40	$12.19	$13.30	$13.80	$10.65	$8.82	$9.44	$8.83	$6.73	$11.26
Number of accumulation units outstanding at end of period	44,486	54,426	69,780	69,690	72,726	77,511	60,870	46,004	36,305	26,158
WANGER INTERNATIONAL
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.14	$12.23	$12.91	$10.64	$8.83	$10.42	$8.42	$5.67	$10.51	$10.39
Value at end of period	$11.87	$12.14	$12.23	$12.91	$10.64	$8.83	$10.42	$8.42	$5.67	$10.51
Number of accumulation units outstanding at end of period	145,585	188,357	219,155	233,371	287,113	259,694	275,242	111,338	62,225	29,170
WANGER SELECT
Value at beginning of period	$21.91	$22.04	$21.55	$16.15	$13.75	$16.85	$13.43	$8.15	$16.13	$14.87
Value at end of period	$24.63	$21.91	$22.04	$21.55	$16.15	$13.75	$16.85	$13.43	$8.15	$16.13
Number of accumulation units outstanding at end of period	105,772	123,767	155,860	178,817	291,971	343,889	404,307	294,722	228,012	154,764
WANGER USA
Value at beginning of period	$22.82	$23.16	$22.29	$16.81	$14.12	$14.76	$12.07	$8.56	$14.31	$13.69
Value at end of period	$25.72	$22.82	$23.16	$22.29	$16.81	$14.12	$14.76	$12.07	$8.56	$14.31
Number of accumulation units outstanding at end of period	66,622	78,578	94,434	110,916	150,414	183,421	179,661	145,350	115,162	95,012
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.87	$20.08	$18.22	$13.94	$12.50	$11.78	$10.49	$8.89	$13.41	$13.01
Value at end of period	$22.33	$19.87	$20.08	$18.22	$13.94	$12.50	$11.78	$10.49	$8.89	$13.41
Number of accumulation units outstanding at end of period	258,374	206,608	226,391	226,825	443,507	452,720	455,530	325,085	342,968	293,251
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$35.46	$37.47	$35.20	$25.71	$22.85	$23.56	$19.38	$15.05	$22.24	$24.41
Value at end of period	$45.31	$35.46	$37.47	$35.20	$25.71	$22.85	$23.56	$19.38	$15.05	$22.24
Number of accumulation units outstanding at end of period	48,500	55,199	67,657	74,900	125,164	130,373	150,993	108,555	102,484	80,955

TABLE 20

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10	$12.98	$11.52
Value at end of period	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10	$12.98
Number of accumulation units outstanding at end of period	81	17	0	0	0	0	1,784	244

CFI 166

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.09	$16.31	$14.43	$11.85	$10.76	$11.06	$9.63	$8.24
Value at end of period	$17.16	$16.09	$16.31	$14.43	$11.85	$10.76	$11.06	$9.63
Number of accumulation units outstanding at end of period	1,430	1,389	1,235	2,742	2,223	2,167	6,226	3,101
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.20	$16.83	$15.56	$12.10	$11.14	$11.03	$9.91	$8.16
Value at end of period	$17.56	$16.20	$16.83	$15.56	$12.10	$11.14	$11.03	$9.91
Number of accumulation units outstanding at end of period	1,362	1,456	1,366	1,271	723	1,046	24,649	3,649
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21	$10.72	$10.25
Value at end of period	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21	$10.72
Number of accumulation units outstanding at end of period	884	884	3,298	4,556	8,560	11,764	10,947	4,263
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during February 2016)
Value at beginning of period	$9.04
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	1,048
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$26.69	$28.08	$25.54	$17.81	$14.94	$17.16
Value at end of period	$30.57	$26.69	$28.08	$25.54	$17.81	$14.94
Number of accumulation units outstanding at end of period	1,472	1,457	911	991	514	335
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.11	$11.66	$11.88	$9.57	$7.70	$8.38	$7.99	$5.76	$9.46
Value at end of period	$9.94	$11.11	$11.66	$11.88	$9.57	$7.70	$8.38	$7.99	$5.76
Number of accumulation units outstanding at end of period	988	2,926	1,490	6,136	1,297	908	4,946	834	366
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74	$10.00
Value at end of period	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	635	635	856	1,048	983	797	1,046
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.08	$10.80
Value at end of period	$9.38	$10.08
Number of accumulation units outstanding at end of period	1,575	3,420
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during November 2009)
Value at beginning of period	$22.34	$24.21	$22.96	$17.38	$15.49	$15.73	$12.63	$11.89
Value at end of period	$27.08	$22.34	$24.21	$22.96	$17.38	$15.49	$15.73	$12.63
Number of accumulation units outstanding at end of period	1,324	846	582	304	156	548	1,880	22
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.31	$18.89	$17.39	$14.87	$13.58	$13.10	$11.79	$9.50	$13.95	$13.70
Value at end of period	$19.57	$18.31	$18.89	$17.39	$14.87	$13.58	$13.10	$11.79	$9.50	$13.95
Number of accumulation units outstanding at end of period	2,431	2,853	3,122	3,159	5,099	10,814	10,652	8,762	9,421	9,762

CFI 167

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.91	$14.33	$11.10	$10.87	$9.48	$8.65
Value at end of period	$15.60	$14.91	$14.33	$11.10	$10.87	$9.48
Number of accumulation units outstanding at end of period	4,210	2,387	2,043	367	383	16
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.41	$13.84	$12.50	$9.64	$8.46	$9.00	$7.81	$6.19	$8.12
Value at end of period	$15.26	$13.41	$13.84	$12.50	$9.64	$8.46	$9.00	$7.81	$6.19
Number of accumulation units outstanding at end of period	123	124	111	89	0	0	2,732	0	514
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.89	$15.84	$14.27	$10.66	$9.23	$9.73	$7.99	$6.09	$8.48
Value at end of period	$16.81	$14.89	$15.84	$14.27	$10.66	$9.23	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	390	363	349	3	0	0	2,327	276	173
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.70	$20.04	$20.78	$17.45	$14.77	$17.25	$15.91	$11.54	$19.59	$16.63
Value at end of period	$19.66	$19.70	$20.04	$20.78	$17.45	$14.77	$17.25	$15.91	$11.54	$19.59
Number of accumulation units outstanding at end of period	20,234	21,890	20,871	21,864	19,995	12,667	87,916	62,563	48,358	27,275
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.07	$34.14	$30.78	$23.65	$20.50	$21.22	$18.27	$13.58	$23.85	$20.46
Value at end of period	$36.46	$34.07	$34.14	$30.78	$23.65	$20.50	$21.22	$18.27	$13.58	$23.85
Number of accumulation units outstanding at end of period	98,811	112,062	124,531	131,553	143,636	102,144	238,209	219,597	217,736	209,353
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.32	$22.40	$20.79	$16.37	$14.08	$14.07	$12.33	$9.56	$16.82	$16.71
Value at end of period	$24.94	$21.32	$22.40	$20.79	$16.37	$14.08	$14.07	$12.33	$9.56	$16.82
Number of accumulation units outstanding at end of period	11,880	12,555	13,128	14,664	17,857	22,647	59,877	56,842	57,482	52,643
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.32	$22.89	$20.75	$15.36	$13.51	$13.61	$11.06	$8.70	$16.61	$13.20
Value at end of period	$24.29	$24.32	$22.89	$20.75	$15.36	$13.51	$13.61	$11.06	$8.70	$16.61
Number of accumulation units outstanding at end of period	10,097	11,832	14,164	15,664	26,912	32,500	66,372	64,537	71,974	65,734
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.62	$17.15	$18.83	$14.57	$12.17	$14.83	$13.23	$10.55	$18.94	$16.29
Value at end of period	$16.57	$17.62	$17.15	$18.83	$14.57	$12.17	$14.83	$13.23	$10.55	$18.94
Number of accumulation units outstanding at end of period	2,535	3,855	4,365	4,206	4,776	6,354	7,593	7,627	11,257	11,860
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.86	$29.27	$29.36	$21.75	$18.54	$19.43	$15.29	$11.95	$18.00	$18.60
Value at end of period	$34.66	$26.86	$29.27	$29.36	$21.75	$18.54	$19.43	$15.29	$11.95	$18.00
Number of accumulation units outstanding at end of period	2,670	2,590	6,341	6,359	4,065	4,097	23,197	19,174	17,373	15,469
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.83	$14.48	$13.41	$10.30	$8.87	$9.12	$8.08	$6.11	$9.19
Value at end of period	$16.53	$14.83	$14.48	$13.41	$10.30	$8.87	$9.12	$8.08	$6.11
Number of accumulation units outstanding at end of period	1,371	1,234	360	116	0	0	61,687	28,551	8,431
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.52	$18.47	$17.84	$13.93	$12.74	$13.71	$12.29	$12.15
Value at end of period	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74	$13.71	$12.29
Number of accumulation units outstanding at end of period	0	0	0	0	21	127	2,333	2

CFI 168

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.95	$53.76	$50.03	$36.02	$37.17
Value at end of period	$56.71	$55.95	$53.76	$50.03	$36.02
Number of accumulation units outstanding at end of period	260	263	264	259	257
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.01	$16.07	$15.00	$11.71	$10.37	$10.47	$9.65	$7.59	$10.96	$10.23
Value at end of period	$16.40	$15.01	$16.07	$15.00	$11.71	$10.37	$10.47	$9.65	$7.59	$10.96
Number of accumulation units outstanding at end of period	10,027	11,889	12,133	15,116	12,522	6,563	12,998	11,527	9,414	10,643
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$33.69	$33.78	$31.41	$26.38	$23.43	$23.26	$21.65	$17.36	$20.81	$19.00
Value at end of period	$34.92	$33.69	$33.78	$31.41	$26.38	$23.43	$23.26	$21.65	$17.36	$20.81
Number of accumulation units outstanding at end of period	60	60	61	61	61	61	354	676	675	676
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.47	$33.43	$29.98	$22.85	$19.66	$20.12	$16.13	$11.24	$20.15	$16.67
Value at end of period	$38.38	$34.47	$33.43	$29.98	$22.85	$19.66	$20.12	$16.13	$11.24	$20.15
Number of accumulation units outstanding at end of period	28	28	28	28	28	28	166	317	317	318
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2007)
Value at beginning of period	$23.24	$23.40	$22.50	$22.73	$21.18	$20.02	$18.71	$16.67	$15.87	$15.04
Value at end of period	$23.60	$23.24	$23.40	$22.50	$22.73	$21.18	$20.02	$18.71	$16.67	$15.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	179	141	98	49
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$17.74	$18.32	$17.21	$13.52	$11.36	$13.29	$11.58	$8.48	$15.47	$14.24
Value at end of period	$17.95	$17.74	$18.32	$17.21	$13.52	$11.36	$13.29	$11.58	$8.48	$15.47
Number of accumulation units outstanding at end of period	57	57	57	57	57	57	336	640	640	640
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$21.97	$21.04	$18.79	$14.55	$12.38	$13.19	$11.62	$8.60	$14.40	$12.62
Value at end of period	$21.88	$21.97	$21.04	$18.79	$14.55	$12.38	$13.19	$11.62	$8.60	$14.40
Number of accumulation units outstanding at end of period	35	35	35	35	35	35	207	394	394	394
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.89	$17.67	$16.97	$12.63	$10.98	$11.29	$9.13	$7.17	$9.42
Value at end of period	$21.11	$16.89	$17.67	$16.97	$12.63	$10.98	$11.29	$9.13	$7.17
Number of accumulation units outstanding at end of period	0	256	257	3,114	2,663	2,655	1,157	439	289
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.83	$21.85	$19.77	$15.30	$13.48	$14.17	$11.40	$9.09	$15.12	$15.17
Value at end of period	$24.03	$20.83	$21.85	$19.77	$15.30	$13.48	$14.17	$11.40	$9.09	$15.12
Number of accumulation units outstanding at end of period	3,943	3,907	5,195	5,521	6,793	8,788	46,985	42,976	39,703	34,649
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$10.18
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	285
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.82	$17.07	$15.62	$11.42	$10.41	$10.83	$8.92	$6.90	$11.40	$10.72
Value at end of period	$18.32	$16.82	$17.07	$15.62	$11.42	$10.41	$10.83	$8.92	$6.90	$11.40
Number of accumulation units outstanding at end of period	478	478	484	1,185	478	956	5,820	4,614	3,155	366
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.51	$22.52	$22.03	$17.53	$14.65	$16.00	$14.32	$10.51	$17.07	$14.86
Value at end of period	$23.72	$23.51	$22.52	$22.03	$17.53	$14.65	$16.00	$14.32	$10.51	$17.07
Number of accumulation units outstanding at end of period	3,841	4,414	3,737	3,349	2,867	2,951	12,906	11,815	11,733	7,183

CFI 169

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$65.95	$77.43	$82.08	$76.43	$63.82	$78.63	$62.48	$34.69	$67.35	$50.77
Value at end of period	$69.86	$65.95	$77.43	$82.08	$76.43	$63.82	$78.63	$62.48	$34.69	$67.35
Number of accumulation units outstanding at end of period	1,852	1,892	3,255	4,658	6,026	6,336	26,964	24,570	25,538	28,850
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.01	$23.60	$21.28	$15.22	$13.02	$13.43	$10.98	$8.08	$13.11	$13.39
Value at end of period	$25.75	$22.01	$23.60	$21.28	$15.22	$13.02	$13.43	$10.98	$8.08	$13.11
Number of accumulation units outstanding at end of period	2,672	4,792	5,228	4,476	3,074	3,594	5,216	4,593	3,898	3,567
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.93	$16.16	$15.10	$13.10	$11.88	$12.21	$11.01	$9.15	$13.33	$12.29
Value at end of period	$16.71	$15.93	$16.16	$15.10	$13.10	$11.88	$12.21	$11.01	$9.15	$13.33
Number of accumulation units outstanding at end of period	5,600	5,546	5,584	8,621	7,822	16,004	35,451	28,380	23,113	13,490
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.65	$15.19	$14.87	$16.53	$15.34	$13.86	$12.93	$11.03	$11.97	$10.93
Value at end of period	$15.27	$14.65	$15.19	$14.87	$16.53	$15.34	$13.86	$12.93	$11.03	$11.97
Number of accumulation units outstanding at end of period	4,649	10,994	11,614	15,383	15,272	16,471	59,406	46,670	38,861	22,183
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.25	$7.45	$8.60	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76	$11.08
Value at end of period	$6.59	$6.25	$7.45	$8.60	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76
Number of accumulation units outstanding at end of period	1,470	1,471	2,082	2,464	1,969	2,431	11,497	11,221	12,834	7,305
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.02	$17.87	$18.02	$16.23	$14.11	$14.48	$12.38	$7.78	$12.16	$11.59
Value at end of period	$19.27	$17.02	$17.87	$18.02	$16.23	$14.11	$14.48	$12.38	$7.78	$12.16
Number of accumulation units outstanding at end of period	3,328	3,332	3,570	2,451	2,550	2,758	33,297	29,339	26,037	14,454
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.91	$13.68	$13.55	$10.57	$8.74	$10.30	$8.31	$5.46	$9.88
Value at end of period	$14.58	$13.91	$13.68	$13.55	$10.57	$8.74	$10.30	$8.31	$5.46
Number of accumulation units outstanding at end of period	760	323	72	72	72	584	10,709	4,016	1,374
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.12
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	7
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$30.63	$32.28	$32.07	$31.65	$27.58	$28.51	$25.53	$21.67	$20.57	$18.73
Value at end of period	$32.25	$30.63	$32.28	$32.07	$31.65	$27.58	$28.51	$25.53	$21.67	$20.57
Number of accumulation units outstanding at end of period	4,468	4,151	4,412	5,553	4,893	8,695	54,530	40,252	38,562	32,448
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.79	$11.87	$11.35	$11.68	$11.13	$10.55	$9.92	$8.71	$9.68
Value at end of period	$12.01	$11.79	$11.87	$11.35	$11.68	$11.13	$10.55	$9.92	$8.71
Number of accumulation units outstanding at end of period	324	198	733	413	208	97	3,960	2,405	962
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.43	$21.48	$19.84	$14.96	$12.52	$13.28	$11.93	$8.95	$14.82	$13.49
Value at end of period	$24.10	$22.43	$21.48	$19.84	$14.96	$12.52	$13.28	$11.93	$8.95	$14.82
Number of accumulation units outstanding at end of period	26,709	26,326	28,649	33,748	37,654	13,592	192,233	156,731	125,482	100,471

CFI 170

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$2.42	$3.33	$3.67	$7.63	$8.75	$10.51
Value at end of period	$3.51	$2.42	$3.33	$3.67	$7.63	$8.75
Number of accumulation units outstanding at end of period	6,604	2,123	763	251	510	460
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.53	$20.08	$19.07	$16.49	$14.64	$14.97	$13.24	$11.20	$15.72	$15.03
Value at end of period	$20.86	$19.53	$20.08	$19.07	$16.49	$14.64	$14.97	$13.24	$11.20	$15.72
Number of accumulation units outstanding at end of period	72,243	77,687	88,395	94,511	115,055	72,857	186,608	178,075	183,469	201,892
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.43	$14.17	$14.23	$14.96	$13.99	$13.61	$11.86	$9.84	$11.75	$10.90
Value at end of period	$14.15	$13.43	$14.17	$14.23	$14.96	$13.99	$13.61	$11.86	$9.84	$11.75
Number of accumulation units outstanding at end of period	9,948	10,674	15,552	18,487	22,159	22,164	78,531	67,604	73,247	74,382
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.36	$10.02
Value at end of period	$9.84	$9.36
Number of accumulation units outstanding at end of period	9,558	11,796
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$9.53
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	565
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.59	$12.70	$12.82	$12.93	$13.04	$13.16	$13.25	$13.32	$13.09	$12.56
Value at end of period	$12.50	$12.59	$12.70	$12.82	$12.93	$13.04	$13.16	$13.25	$13.32	$13.09
Number of accumulation units outstanding at end of period	45,895	50,846	71,832	73,733	71,661	67,860	122,127	148,503	201,556	140,725
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.41	$16.80	$15.31	$11.82	$10.31	$10.43	$9.22	$7.14	$11.55	$10.86
Value at end of period	$17.86	$16.41	$16.80	$15.31	$11.82	$10.31	$10.43	$9.22	$7.14	$11.55
Number of accumulation units outstanding at end of period	82,726	90,106	95,255	109,590	129,851	197,096	307,382	266,125	279,405	280,190
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.74	$18.27	$18.22	$17.41	$15.40	$14.88	$13.15	$8.88	$11.57	$11.34
Value at end of period	$20.15	$17.74	$18.27	$18.22	$17.41	$15.40	$14.88	$13.15	$8.88	$11.57
Number of accumulation units outstanding at end of period	840	669	647	852	777	914	2,644	3,247	4,417	2,866
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.76	$21.77	$19.29	$14.65	$12.91	$13.04	$11.55	$9.46	$15.20	$14.60
Value at end of period	$23.78	$21.76	$21.77	$19.29	$14.65	$12.91	$13.04	$11.55	$9.46	$15.20
Number of accumulation units outstanding at end of period	24,131	26,793	30,088	31,567	32,402	49,281	104,993	113,038	116,681	146,945
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.76	$38.80	$35.73	$26.80	$22.97	$23.45	$19.41	$14.87	$24.03	$22.98
Value at end of period	$44.22	$37.76	$38.80	$35.73	$26.80	$22.97	$23.45	$19.41	$14.87	$24.03
Number of accumulation units outstanding at end of period	35,944	40,274	43,851	49,853	56,306	44,199	56,445	52,695	57,438	75,946
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.91	$27.01	$25.85	$18.28	$16.41	$16.68	$13.70	$11.07	$16.82	$18.10
Value at end of period	$32.69	$25.91	$27.01	$25.85	$18.28	$16.41	$16.68	$13.70	$11.07	$16.82
Number of accumulation units outstanding at end of period	32,862	37,236	41,455	43,391	46,476	47,531	50,009	50,732	56,988	69,764
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.03	$21.09	$19.95	$20.16	$18.59	$17.45	$16.03	$14.49	$15.98	$15.21
Value at end of period	$21.74	$21.03	$21.09	$19.95	$20.16	$18.59	$17.45	$16.03	$14.49	$15.98
Number of accumulation units outstanding at end of period	44,115	47,912	37,381	38,780	49,600	37,958	77,947	74,366	82,848	100,361

CFI 171

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.07	$9.23	$9.90	$8.23	$6.99	$8.03	$7.52	$5.93	$8.95
Value at end of period	$9.06	$9.07	$9.23	$9.90	$8.23	$6.99	$8.03	$7.52	$5.93
Number of accumulation units outstanding at end of period	4,155	3,946	4,301	4,403	4,784	8,800	22,804	13,889	1,528
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.64	$17.68	$15.70	$12.10	$10.34	$10.32
Value at end of period	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	19,054	19,301	22,687	9,922	12,489	22,840
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.10	$13.83	$12.68	$9.78	$8.60	$8.38	$7.09	$6.35	$9.17	$9.38
Value at end of period	$14.79	$13.10	$13.83	$12.68	$9.78	$8.60	$8.38	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	24,420	27,810	30,846	24,281	13,002	16,038	144,296	126,610	100,144	77,332
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.60	$26.70	$24.75	$18.92	$16.72	$16.96	$13.13	$9.37	$15.15	$12.16
Value at end of period	$28.28	$26.60	$26.70	$24.75	$18.92	$16.72	$16.96	$13.13	$9.37	$15.15
Number of accumulation units outstanding at end of period	8,219	8,282	8,975	10,135	2,931	2,449	23,982	15,536	10,458	2,968
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.79	$15.99	$13.99	$10.81	$9.87	$10.40	$9.04	$7.33	$11.30	$10.82
Value at end of period	$17.03	$15.79	$15.99	$13.99	$10.81	$9.87	$10.40	$9.04	$7.33	$11.30
Number of accumulation units outstanding at end of period	804	976	713	811	848	2,583	4,254	3,976	5,149	4,466
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56	$10.71
Value at end of period	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	162	624	525	1,408	1,408	5,121	5,426	1,197
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.62	$15.43	$13.79	$10.54	$9.20	$9.05	$8.14	$6.64	$8.95
Value at end of period	$17.17	$15.62	$15.43	$13.79	$10.54	$9.20	$9.05	$8.14	$6.64
Number of accumulation units outstanding at end of period	1,760	488	663	4,070	2,995	10,391	4,273	8,501	3,219
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85	$10.06
Value at end of period	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	1,073	367	351	302	281	256	552	259
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85	$11.41
Value at end of period	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	586	861	1,522	1,285	2,835	2,835	2,065	1,732
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.49	$17.12	$15.33	$11.52	$9.93	$10.22	$9.35
Value at end of period	$18.53	$16.49	$17.12	$15.33	$11.52	$9.93	$10.22
Number of accumulation units outstanding at end of period	25	25	10	10	10	10	227

CFI 172

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.21	$17.14	$16.48	$11.99	$10.42	$10.95	$8.74	$5.81
Value at end of period	$19.46	$16.21	$17.14	$16.48	$11.99	$10.42	$10.95	$8.74
Number of accumulation units outstanding at end of period	558	337	35	30	1,923	1,918	1,506	2,015
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.67	$17.99	$17.19	$12.47	$10.92	$10.93	$8.33	$6.42	$9.88	$9.06
Value at end of period	$19.85	$17.67	$17.99	$17.19	$12.47	$10.92	$10.93	$8.33	$6.42	$9.88
Number of accumulation units outstanding at end of period	1,647	563	1,295	1,119	1,125	1,414	6,340	5,325	4,579	1,553
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.72	$35.31	$33.45	$24.50	$21.59	$22.34	$18.12	$14.33	$20.98	$19.99
Value at end of period	$42.84	$34.72	$35.31	$33.45	$24.50	$21.59	$22.34	$18.12	$14.33	$20.98
Number of accumulation units outstanding at end of period	23,472	25,770	26,181	30,774	32,492	10,780	22,782	20,351	19,452	22,423
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.03	$15.18	$14.51	$12.58	$11.19	$11.66	$10.34	$8.29	$12.65	$12.20
Value at end of period	$15.77	$15.03	$15.18	$14.51	$12.58	$11.19	$11.66	$10.34	$8.29	$12.65
Number of accumulation units outstanding at end of period	13,291	14,789	25,251	33,807	26,424	27,622	57,814	55,673	50,385	28,205
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.68	$15.90	$15.18	$12.73	$11.16	$11.80	$10.40	$8.17	$13.09	$12.55
Value at end of period	$16.51	$15.68	$15.90	$15.18	$12.73	$11.16	$11.80	$10.40	$8.17	$13.09
Number of accumulation units outstanding at end of period	15,682	15,629	17,522	17,069	17,515	26,337	100,990	77,040	76,062	29,796
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.06	$16.36	$15.56	$12.72	$11.11	$11.82	$10.36	$8.05	$13.51	$12.89
Value at end of period	$16.94	$16.06	$16.36	$15.56	$12.72	$11.11	$11.82	$10.36	$8.05	$13.51
Number of accumulation units outstanding at end of period	9,445	10,031	10,273	11,119	11,639	11,737	35,152	25,893	21,630	8,193
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.74	$16.03	$15.22	$12.43	$10.86	$10.67
Value at end of period	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	2,444	2,125	2,105	1,697	616	36
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.38	$12.55	$11.91	$10.39	$9.22	$9.54	$8.54	$6.93	$9.24
Value at end of period	$13.05	$12.38	$12.55	$11.91	$10.39	$9.22	$9.54	$8.54	$6.93
Number of accumulation units outstanding at end of period	1,636	1,611	1,509	1,770	1,638	1,421	1,238	778	157
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.24	$14.35	$13.70	$12.92	$11.88	$11.94	$10.99	$9.46	$11.46	$10.99
Value at end of period	$14.74	$14.24	$14.35	$13.70	$12.92	$11.88	$11.94	$10.99	$9.46	$11.46
Number of accumulation units outstanding at end of period	7,170	12,647	7,467	6,363	5,132	4,132	3,324	2,104	713	5,658
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$12.32	$12.48	$12.22
Value at end of period	$12.92	$12.32	$12.48
Number of accumulation units outstanding at end of period	0	0	2,497
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.56	$18.77	$17.76	$15.99	$14.36	$14.24	$12.94	$11.07	$14.62	$13.94
Value at end of period	$19.44	$18.56	$18.77	$17.76	$15.99	$14.36	$14.24	$12.94	$11.07	$14.62
Number of accumulation units outstanding at end of period	1,112	1,256	1,256	1,378	1,381	27,964	6,872	7,254	7,714	5,817
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.96	$17.31	$16.39	$13.52	$11.86	$12.33	$11.00	$8.86	$13.99	$13.44
Value at end of period	$17.97	$16.96	$17.31	$16.39	$13.52	$11.86	$12.33	$11.00	$8.86	$13.99
Number of accumulation units outstanding at end of period	9,201	10,396	10,446	14,654	15,771	18,683	24,487	23,921	26,263	21,401

CFI 173

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.43	$17.69	$16.73	$14.48	$12.86	$13.05	$11.75	$9.73	$14.13	$13.52
Value at end of period	$18.42	$17.43	$17.69	$16.73	$14.48	$12.86	$13.05	$11.75	$9.73	$14.13
Number of accumulation units outstanding at end of period	13,580	13,650	15,406	12,810	12,595	12,883	15,938	18,737	19,694	23,631
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.38	$12.47	$11.90	$12.32	$11.97	$11.27	$10.71	$10.21	$10.22
Value at end of period	$12.56	$12.38	$12.47	$11.90	$12.32	$11.97	$11.27	$10.71	$10.21
Number of accumulation units outstanding at end of period	7,047	4,509	3,094	131	1,171	5,619	6,521	5,986	594
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2012)
Value at beginning of period	$20.56	$20.52	$18.27	$13.96	$12.42
Value at end of period	$22.75	$20.56	$20.52	$18.27	$13.96
Number of accumulation units outstanding at end of period	12,203	16,136	19,294	20,768	20,071
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.49	$29.26	$26.25	$20.16	$17.48	$18.22	$15.06	$11.20	$15.39	$16.00
Value at end of period	$35.03	$28.49	$29.26	$26.25	$20.16	$17.48	$18.22	$15.06	$11.20	$15.39
Number of accumulation units outstanding at end of period	158	0	4	30	122	511	3,355	1,619	1,458	1,031
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.36	$31.20	$30.17	$21.93	$18.49	$18.25	$14.56	$10.86	$18.66	$17.75
Value at end of period	$30.65	$29.36	$31.20	$30.17	$21.93	$18.49	$18.25	$14.56	$10.86	$18.66
Number of accumulation units outstanding at end of period	11,521	14,949	16,766	17,436	14,990	19,458	33,234	26,624	26,245	29,714
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.70	$14.02	$12.40	$12.04	$9.64	$10.25	$8.89	$6.71	$9.74
Value at end of period	$13.70	$13.70	$14.02	$12.40	$12.04	$9.64	$10.25	$8.89	$6.71
Number of accumulation units outstanding at end of period	11,509	13,269	13,890	9,921	12,274	11,256	19,024	16,447	25,364
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.26	$16.92	$13.14	$13.00	$11.35	$10.46	$8.25	$6.12	$10.05	$12.33
Value at end of period	$17.83	$17.26	$16.92	$13.14	$13.00	$11.35	$10.46	$8.25	$6.12	$10.05
Number of accumulation units outstanding at end of period	5,190	5,138	6,449	5,083	3,590	2,322	8,145	9,315	9,896	7,157
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.99	$29.38	$26.28	$19.68	$17.69	$18.73	$16.86	$12.93	$21.46	$20.79
Value at end of period	$32.22	$29.99	$29.38	$26.28	$19.68	$17.69	$18.73	$16.86	$12.93	$21.46
Number of accumulation units outstanding at end of period	916	1,355	1,371	1,366	2,114	2,061	2,537	2,292	3,217	2,081
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.54	$16.16	$15.63	$11.27	$9.95	$10.32	$8.31	$6.73	$10.30	$10.31
Value at end of period	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95	$10.32	$8.31	$6.73	$10.30
Number of accumulation units outstanding at end of period	490	354	547	164	158	151	3,794	3,127	2,466	321
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.85	$22.41	$21.33	$15.82	$13.93	$15.78	$12.41	$8.99	$14.91	$13.14
Value at end of period	$24.20	$21.85	$22.41	$21.33	$15.82	$13.93	$15.78	$12.41	$8.99	$14.91
Number of accumulation units outstanding at end of period	1,033	1,058	947	761	706	991	5,441	4,459	4,810	4,969
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.87	$21.33	$19.72	$14.74	$12.53	$12.92	$11.32	$8.89	$14.12	$14.58
Value at end of period	$23.20	$19.87	$21.33	$19.72	$14.74	$12.53	$12.92	$11.32	$8.89	$14.12
Number of accumulation units outstanding at end of period	30,842	35,151	36,753	38,234	43,190	43,309	51,409	51,500	48,408	50,042
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.60	$19.16	$17.75	$14.33	$12.82	$13.08	$11.75	$9.66	$12.72	$12.40
Value at end of period	$21.25	$18.60	$19.16	$17.75	$14.33	$12.82	$13.08	$11.75	$9.66	$12.72
Number of accumulation units outstanding at end of period	12,657	12,970	16,268	13,104	18,986	26,491	55,501	51,757	54,955	49,867

CFI 174

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.25	$18.97	$17.38	$13.10	$11.54	$11.90	$10.67	$8.69	$12.94	$12.72
Value at end of period	$21.69	$18.25	$18.97	$17.38	$13.10	$11.54	$11.90	$10.67	$8.69	$12.94
Number of accumulation units outstanding at end of period	220	694	864	961	961	1,053	7,703	7,071	8,324	4,845
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.11	$21.70	$21.70	$23.23	$19.68	$24.29	$20.38	$11.99	$24.82	$18.08
Value at end of period	$20.27	$18.11	$21.70	$21.70	$23.23	$19.68	$24.29	$20.38	$11.99	$24.82
Number of accumulation units outstanding at end of period	1,872	2,267	3,240	4,027	6,272	6,290	13,436	13,325	14,870	12,372
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.76	$32.00	$28.08	$21.54	$18.11	$17.95	$14.73	$11.83	$17.83	$17.58
Value at end of period	$34.96	$30.76	$32.00	$28.08	$21.54	$18.11	$17.95	$14.73	$11.83	$17.83
Number of accumulation units outstanding at end of period	7,155	8,438	8,585	10,396	10,162	9,427	18,805	16,714	17,365	16,638
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.77	$23.86	$22.22	$16.13	$13.72	$14.03	$11.17	$8.85	$12.75	$13.09
Value at end of period	$27.44	$22.77	$23.86	$22.22	$16.13	$13.72	$14.03	$11.17	$8.85	$12.75
Number of accumulation units outstanding at end of period	366	941	675	620	397	448	721	597	1,331	595
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.47	$19.84	$19.56	$15.53	$12.88	$14.14	$12.29	$8.89	$15.03	$14.23
Value at end of period	$20.33	$20.47	$19.84	$19.56	$15.53	$12.88	$14.14	$12.29	$8.89	$15.03
Number of accumulation units outstanding at end of period	75,361	87,528	93,242	101,861	116,938	92,366	162,327	154,655	151,270	171,121
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.07	$19.12	$19.22	$17.27	$14.99	$15.24	$12.92	$7.80	$11.15	$10.60
Value at end of period	$20.47	$18.07	$19.12	$19.22	$17.27	$14.99	$15.24	$12.92	$7.80	$11.15
Number of accumulation units outstanding at end of period	1,795	1,639	1,995	1,807	1,652	1,439	3,065	824	2,474	749
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.42	$21.51	$19.35	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45
Value at end of period	$24.01	$22.42	$21.51	$19.35	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88
Number of accumulation units outstanding at end of period	20,130	20,620	18,100	19,536	14,914	11,329	146,179	107,774	101,481	64,222
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.95	$23.69	$21.38	$15.96	$13.86	$14.53	$11.41	$7.86	$13.95	$12.42
Value at end of period	$25.50	$23.95	$23.69	$21.38	$15.96	$13.86	$14.53	$11.41	$7.86	$13.95
Number of accumulation units outstanding at end of period	17,760	18,877	22,276	25,090	32,317	52,401	76,196	73,974	78,804	74,484
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.76	$25.76	$24.19	$18.81	$16.19	$16.49	$14.47	$11.68	$18.33	$17.95
Value at end of period	$27.97	$23.76	$25.76	$24.19	$18.81	$16.19	$16.49	$14.47	$11.68	$18.33
Number of accumulation units outstanding at end of period	3,911	3,280	3,569	3,758	3,335	3,385	15,057	12,594	17,037	15,623
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$30.91	$28.15	$26.13	$18.93	$16.07	$16.39	$14.15	$9.99	$17.44	$16.01
Value at end of period	$31.10	$30.91	$28.15	$26.13	$18.93	$16.07	$16.39	$14.15	$9.99	$17.44
Number of accumulation units outstanding at end of period	23,160	23,235	22,139	20,363	17,689	6,582	19,136	21,841	22,562	18,688
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.69	$15.99	$16.31	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30	$15.31
Value at end of period	$15.85	$15.69	$15.99	$16.31	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30
Number of accumulation units outstanding at end of period	3,398	1,260	1,475	322	639	387	5,780	5,312	4,854	794
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.67	$10.10	$10.91	$9.15	$7.77	$8.90	$8.25	$6.30	$10.20
Value at end of period	$9.76	$9.67	$10.10	$10.91	$9.15	$7.77	$8.90	$8.25	$6.30
Number of accumulation units outstanding at end of period	5,564	5,187	4,742	6,902	8,477	21,567	33,476	33,496	31,936

CFI 175

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.13	$13.24	$13.74	$10.62	$8.80	$9.42	$8.82	$6.72	$11.25	$11.08
Value at end of period	$13.33	$12.13	$13.24	$13.74	$10.62	$8.80	$9.42	$8.82	$6.72	$11.25
Number of accumulation units outstanding at end of period	600	494	638	629	795	712	1,086	889	1,984	491
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.09	$12.19	$12.86	$10.61	$8.80	$10.41	$8.41	$5.66	$10.50	$10.83
Value at end of period	$11.81	$12.09	$12.19	$12.86	$10.61	$8.80	$10.41	$8.41	$5.66	$10.50
Number of accumulation units outstanding at end of period	2,585	2,475	1,754	1,978	2,199	2,447	8,038	4,078	2,310	791
WANGER SELECT
Value at beginning of period	$21.78	$21.93	$21.45	$16.08	$13.70	$16.79	$13.39	$8.13	$16.10	$14.85
Value at end of period	$24.47	$21.78	$21.93	$21.45	$16.08	$13.70	$16.79	$13.39	$8.13	$16.10
Number of accumulation units outstanding at end of period	1,218	1,360	1,349	2,008	2,144	2,156	27,833	16,337	17,196	19,435
WANGER USA
Value at beginning of period	$22.69	$23.03	$22.18	$16.73	$14.07	$14.71	$12.03	$8.54	$14.28	$13.67
Value at end of period	$25.56	$22.69	$23.03	$22.18	$16.73	$14.07	$14.71	$12.03	$8.54	$14.28
Number of accumulation units outstanding at end of period	1,098	1,103	370	376	2,935	2,802	10,591	3,960	4,954	5,049
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.75	$19.98	$18.14	$13.88	$12.45	$11.74	$10.46	$8.86	$13.38	$13.00
Value at end of period	$22.19	$19.75	$19.98	$18.14	$13.88	$12.45	$11.74	$10.46	$8.86	$13.38
Number of accumulation units outstanding at end of period	17,013	15,535	10,575	11,977	13,839	14,561	74,400	67,205	73,848	51,348
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$35.19	$37.20	$34.96	$25.55	$22.72	$23.43	$19.29	$14.99	$22.16	$24.33
Value at end of period	$44.94	$35.19	$37.20	$34.96	$25.55	$22.72	$23.43	$19.29	$14.99	$22.16
Number of accumulation units outstanding at end of period	984	981	1,113	1,508	1,880	2,768	51,212	44,484	36,986	29,322

TABLE 21

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% EFFECTIVE DECEMBER 16, 2008 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2010)
Value at beginning of period	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10	$13.12
Value at end of period	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10
Number of accumulation units outstanding at end of period	1,278	1,279	1,286	1,281	1,271	1,260	1,260
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$16.14	$16.35	$14.47	$11.89	$10.79	$11.09	$10.22
Value at end of period	$17.21	$16.14	$16.35	$14.47	$11.89	$10.79	$11.09
Number of accumulation units outstanding at end of period	38,635	40,197	1,502	484	401	243	180
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$16.25	$16.88	$15.61	$12.14	$11.17	$11.06	$10.20
Value at end of period	$17.61	$16.25	$16.88	$15.61	$12.14	$11.17	$11.06
Number of accumulation units outstanding at end of period	2,037	2,110	1,712	1,575	1,488	1,346	1,326

CFI 176

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21	$11.43
Value at end of period	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21
Number of accumulation units outstanding at end of period	791	791	1,593	1,333	3,538	735	726
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$9.63
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	966
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$18.16	$19.11	$17.37	$12.12	$10.16	$11.57	$10.24
Value at end of period	$20.80	$18.16	$19.11	$17.37	$12.12	$10.16	$11.57
Number of accumulation units outstanding at end of period	1,721	1,704	1,597	2,521	1,532	1,533	1,532
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.80	$11.33	$11.54	$9.31	$7.49	$8.15	$7.76	$5.71
Value at end of period	$9.67	$10.80	$11.33	$11.54	$9.31	$7.49	$8.15	$7.76
Number of accumulation units outstanding at end of period	17,194	19,153	3,337	3,038	1,814	269	119	98
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during September 2010)
Value at beginning of period	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74	$10.41
Value at end of period	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	1,300	1,254	722	1,064	172	142	88
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$8.56
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	4,908
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during April 2016)
Value at beginning of period	$9.51
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	24
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.34	$24.21	$22.96	$17.38	$15.49	$15.83
Value at end of period	$27.08	$22.34	$24.21	$22.96	$17.38	$15.49
Number of accumulation units outstanding at end of period	7	7	47	37	46	24
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.10	$13.52	$12.44	$10.64	$9.72	$9.38	$8.44	$6.92
Value at end of period	$14.00	$13.10	$13.52	$12.44	$10.64	$9.72	$9.38	$8.44
Number of accumulation units outstanding at end of period	6,725	6,653	10,331	9,949	9,990	9,971	4,002	3,928
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2013)
Value at beginning of period	$14.91	$14.33	$11.10	$11.32
Value at end of period	$15.60	$14.91	$14.33	$11.10
Number of accumulation units outstanding at end of period	2,648	2,490	1,773	8

CFI 177

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2010)
Value at beginning of period	$13.49	$13.92	$12.57	$9.69	$8.51	$9.05	$8.11
Value at end of period	$15.34	$13.49	$13.92	$12.57	$9.69	$8.51	$9.05
Number of accumulation units outstanding at end of period	994	780	1,685	1,612	4,240	931	227
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.97	$15.93	$14.35	$10.71	$9.89
Value at end of period	$16.90	$14.97	$15.93	$14.35	$10.71
Number of accumulation units outstanding at end of period	819	810	37	30	2,527
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2013)
Value at beginning of period	$11.68	$12.59	$12.06	$10.87
Value at end of period	$15.17	$11.68	$12.59	$12.06
Number of accumulation units outstanding at end of period	576	0	24	11
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.06	$10.24	$10.61	$8.91	$7.54	$8.81	$8.12	$6.01
Value at end of period	$10.04	$10.06	$10.24	$10.61	$8.91	$7.54	$8.81	$8.12
Number of accumulation units outstanding at end of period	12,029	11,630	23,521	23,869	29,580	21,284	6,541	5,848
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.17	$14.21	$12.81	$9.84	$8.53	$8.83	$7.60	$5.83
Value at end of period	$15.17	$14.17	$14.21	$12.81	$9.84	$8.53	$8.83	$7.60
Number of accumulation units outstanding at end of period	150,410	153,572	116,131	120,972	131,924	129,932	92,495	107,260
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.21	$12.83	$11.91	$9.38	$8.07	$8.06	$7.06	$5.61
Value at end of period	$14.29	$12.21	$12.83	$11.91	$9.38	$8.07	$8.06	$7.06
Number of accumulation units outstanding at end of period	54,903	57,455	77,590	81,787	86,877	90,073	72,686	82,677
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.41	$13.57	$12.30	$9.10	$8.01	$8.07	$6.55	$5.26
Value at end of period	$14.40	$14.41	$13.57	$12.30	$9.10	$8.01	$8.07	$6.55
Number of accumulation units outstanding at end of period	71,646	74,750	78,116	82,752	91,637	99,559	104,186	145,914
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.20	$8.96	$9.83	$7.61	$6.36	$7.74	$6.91	$5.51
Value at end of period	$8.66	$9.20	$8.96	$9.83	$7.61	$6.36	$7.74	$6.91
Number of accumulation units outstanding at end of period	8,817	8,701	6,942	6,999	7,312	7,452	7,459	8,248
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$14.28	$15.55	$15.61	$11.56	$9.85	$10.33	$8.13	$6.35
Value at end of period	$18.42	$14.28	$15.55	$15.61	$11.56	$9.85	$10.33	$8.13
Number of accumulation units outstanding at end of period	9,867	11,186	8,533	9,545	9,931	9,148	2,467	2,302
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.91	$14.56	$13.49	$10.35	$8.92	$9.17	$8.12	$6.35
Value at end of period	$16.62	$14.91	$14.56	$13.49	$10.35	$8.92	$9.17	$8.12
Number of accumulation units outstanding at end of period	38,992	40,688	4,623	1,334	3,558	872	341	341

CFI 178

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.52	$18.47	$17.84	$13.93	$12.74	$13.11
Value at end of period	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74
Number of accumulation units outstanding at end of period	0	0	260	144	97	63
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.95	$53.76	$50.03	$36.02	$37.17
Value at end of period	$56.71	$55.95	$53.76	$50.03	$36.02
Number of accumulation units outstanding at end of period	1,776	2,453	1,948	2,289	2,348
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.59	$14.56	$13.58	$10.60	$9.39	$9.49	$8.74	$6.87
Value at end of period	$14.85	$13.59	$14.56	$13.58	$10.60	$9.39	$9.49	$8.74
Number of accumulation units outstanding at end of period	11,282	11,217	9,175	11,356	13,705	12,260	12,119	14,173
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.42	$11.68
Value at end of period	$10.51	$10.42
Number of accumulation units outstanding at end of period	47	29
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.15	$14.52	$12.96	$10.04	$8.54	$9.10	$8.02	$6.11
Value at end of period	$15.09	$15.15	$14.52	$12.96	$10.04	$8.54	$9.10	$8.02
Number of accumulation units outstanding at end of period	220	220	220	220	220	220	220	220
LKCM AQUINAS CATHOLIC EQUITY FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.03
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	40,284
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.98	$17.77	$17.07	$12.70	$11.04	$11.07
Value at end of period	$21.23	$16.98	$17.77	$17.07	$12.70	$11.04
Number of accumulation units outstanding at end of period	6,715	6,312	350	274	196	113
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$13.13	$13.77	$12.46	$9.65	$8.50	$8.93	$7.19	$5.73
Value at end of period	$15.15	$13.13	$13.77	$12.46	$9.65	$8.50	$8.93	$7.19
Number of accumulation units outstanding at end of period	2,644	2,583	2,516	2,458	2,388	1,781	1,615	1,614
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.10
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	2,975
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$10.11	$10.21	$10.02
Value at end of period	$10.25	$10.11	$10.21
Number of accumulation units outstanding at end of period	18,226	18,756	15

CFI 179

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.90	$15.12	$13.84	$10.12	$9.22	$9.68
Value at end of period	$16.23	$14.90	$15.12	$13.84	$10.12	$9.22
Number of accumulation units outstanding at end of period	449	449	740	795	1,006	380
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.70	$13.13	$12.84	$10.22	$8.88
Value at end of period	$13.83	$13.70	$13.13	$12.84	$10.22
Number of accumulation units outstanding at end of period	7,229	5,710	8,094	4,997	7,738
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.74	$11.43	$12.12	$11.29	$9.42	$11.61	$9.22	$5.42
Value at end of period	$10.32	$9.74	$11.43	$12.12	$11.29	$9.42	$11.61	$9.22
Number of accumulation units outstanding at end of period	23,331	27,729	24,007	27,945	37,372	26,455	7,830	9,477
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.99	$17.15	$15.46	$11.06	$9.46	$9.76	$7.98	$6.05
Value at end of period	$18.71	$15.99	$17.15	$15.46	$11.06	$9.46	$9.76	$7.98
Number of accumulation units outstanding at end of period	1,159	1,088	1,427	2,246	2,473	2,473	2,246	3,428
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.03	$12.20	$11.40	$9.88	$8.96	$9.21	$8.31	$7.05
Value at end of period	$12.61	$12.03	$12.20	$11.40	$9.88	$8.96	$9.21	$8.31
Number of accumulation units outstanding at end of period	21,283	21,007	8,445	8,322	7,843	7,504	1,857	1,527
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.70	$13.17	$12.89	$14.33	$13.30	$12.01	$11.21	$9.43
Value at end of period	$13.24	$12.70	$13.17	$12.89	$14.33	$13.30	$12.01	$11.21
Number of accumulation units outstanding at end of period	1,798	3,763	5,819	6,003	6,654	696	840	919
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$4.88	$5.82	$6.71	$6.91	$6.23	$8.20	$7.14	$4.36
Value at end of period	$5.14	$4.88	$5.82	$6.71	$6.91	$6.23	$8.20	$7.14
Number of accumulation units outstanding at end of period	517	823	519	503	3,363	3,510	2,032	2,032
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.88	$14.58	$14.70	$13.24	$11.51	$11.81	$10.09	$6.49
Value at end of period	$15.71	$13.88	$14.58	$14.70	$13.24	$11.51	$11.81	$10.09
Number of accumulation units outstanding at end of period	5,614	5,383	4,797	4,878	6,142	5,426	6,049	6,036
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.99	$13.75	$13.63	$10.63	$8.79	$10.35	$8.36	$5.61
Value at end of period	$14.66	$13.99	$13.75	$13.63	$10.63	$8.79	$10.35	$8.36
Number of accumulation units outstanding at end of period	4,202	3,748	4,103	1,311	3,667	968	869	855
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.13
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	2,751

CFI 180

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.00	$15.81	$15.71	$15.50	$13.51	$13.96	$12.50	$10.72
Value at end of period	$15.79	$15.00	$15.81	$15.71	$15.50	$13.51	$13.96	$12.50
Number of accumulation units outstanding at end of period	11,755	13,482	16,662	17,107	15,629	8,073	4,661	4,690
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.85	$11.93	$11.41	$11.74	$11.19	$10.60	$9.98	$9.75
Value at end of period	$12.07	$11.85	$11.93	$11.41	$11.74	$11.19	$10.60	$9.98
Number of accumulation units outstanding at end of period	254	98	544	434	272	214	22	22
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.83	$14.21	$13.12	$9.90	$8.28	$8.79	$7.89	$6.12
Value at end of period	$15.94	$14.83	$14.21	$13.12	$9.90	$8.28	$8.79	$7.89
Number of accumulation units outstanding at end of period	37,748	37,459	81,077	76,953	82,931	75,074	44,743	51,394
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.20
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	23
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2012)
Value at beginning of period	$2.42	$3.33	$3.67	$7.63	$7.22
Value at end of period	$3.51	$2.42	$3.33	$3.67	$7.63
Number of accumulation units outstanding at end of period	47	47	1,152	108	1,519
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$12.47	$12.82	$12.18	$10.53	$9.35	$9.56	$8.45	$7.15
Value at end of period	$13.32	$12.47	$12.82	$12.18	$10.53	$9.35	$9.56	$8.45
Number of accumulation units outstanding at end of period	69,757	72,624	81,399	90,577	101,208	108,258	118,052	136,813
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during April 2016)
Value at beginning of period	$9.77
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	5
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.64	$12.27	$12.33	$12.96	$12.12	$11.79	$10.27	$8.52
Value at end of period	$12.26	$11.64	$12.27	$12.33	$12.96	$12.12	$11.79	$10.27
Number of accumulation units outstanding at end of period	21,373	21,238	25,914	26,059	27,970	23,173	23,132	25,469
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.36	$10.02
Value at end of period	$9.84	$9.36
Number of accumulation units outstanding at end of period	6,356	7,050
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.79	$9.87	$9.96	$10.05	$10.14	$10.23	$10.29	$10.35
Value at end of period	$9.72	$9.79	$9.87	$9.96	$10.05	$10.14	$10.23	$10.29
Number of accumulation units outstanding at end of period	29,779	34,089	17,125	44,452	13,408	15,579	13,456	11,278
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$14.05	$14.38	$13.11	$10.12	$8.82	$8.93	$7.89	$6.11
Value at end of period	$15.28	$14.05	$14.38	$13.11	$10.12	$8.82	$8.93	$7.89
Number of accumulation units outstanding at end of period	153,138	156,224	138,073	151,913	127,589	134,901	144,274	158,546

CFI 181

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.36	$15.82	$15.78	$15.08	$13.34	$12.89	$11.39	$7.90
Value at end of period	$17.45	$15.36	$15.82	$15.78	$15.08	$13.34	$12.89	$11.39
Number of accumulation units outstanding at end of period	822	733	567	287	287	294	543	1,303
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$14.25	$14.26	$12.64	$9.59	$8.46	$8.54	$7.56	$6.19
Value at end of period	$15.58	$14.25	$14.26	$12.64	$9.59	$8.46	$8.54	$7.56
Number of accumulation units outstanding at end of period	16,541	22,764	30,228	30,917	30,621	25,770	13,230	14,310
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$15.34	$15.76	$14.52	$10.89	$9.33	$9.53	$7.88	$6.04
Value at end of period	$17.96	$15.34	$15.76	$14.52	$10.89	$9.33	$9.53	$7.88
Number of accumulation units outstanding at end of period	10,572	14,350	29,295	29,374	34,715	29,610	14,349	17,408
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$14.51	$15.13	$14.48	$10.24	$9.19	$9.34	$7.67	$6.20
Value at end of period	$18.31	$14.51	$15.13	$14.48	$10.24	$9.19	$9.34	$7.67
Number of accumulation units outstanding at end of period	1,924	2,090	7,248	7,944	12,655	10,666	2,808	3,691
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.41	$13.45	$12.72	$12.85	$11.86	$11.13	$10.22	$9.24
Value at end of period	$13.87	$13.41	$13.45	$12.72	$12.85	$11.86	$11.13	$10.22
Number of accumulation units outstanding at end of period	18,786	20,615	12,153	15,178	19,144	10,042	10,057	13,615
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.11	$9.28	$9.95	$8.27	$7.03	$8.08	$7.56	$5.99
Value at end of period	$9.11	$9.11	$9.28	$9.95	$8.27	$7.03	$8.08	$7.56
Number of accumulation units outstanding at end of period	185	581	842	804	697	375	152	233
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.64	$17.68	$15.70	$12.10	$10.34	$10.32
Value at end of period	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	54,529	56,588	57,798	19,070	20,005	13,503
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.90	$14.68	$13.46	$10.38	$9.13	$8.90	$7.52	$6.89
Value at end of period	$15.69	$13.90	$14.68	$13.46	$10.38	$9.13	$8.90	$7.52
Number of accumulation units outstanding at end of period	29,794	32,535	35,010	30,898	30,926	15,606	4,279	4,280
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.10	$18.17	$16.84	$12.88	$11.38	$11.54	$8.93	$6.37
Value at end of period	$19.24	$18.10	$18.17	$16.84	$12.88	$11.38	$11.54	$8.93
Number of accumulation units outstanding at end of period	10,177	10,407	9,792	9,806	7,948	1,554	626	3,880
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.76	$13.93	$12.19	$9.41	$8.60	$9.06	$7.87	$6.57
Value at end of period	$14.83	$13.76	$13.93	$12.19	$9.41	$8.60	$9.06	$7.87
Number of accumulation units outstanding at end of period	107	107	751	838	721	416	303	216
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56	$10.71
Value at end of period	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	598	868	1,344	1,443	1,368	571	95	1,119

CFI 182

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.70	$15.52	$13.87	$10.60	$9.25	$9.10	$8.19	$6.95
Value at end of period	$17.26	$15.70	$15.52	$13.87	$10.60	$9.25	$9.10	$8.19
Number of accumulation units outstanding at end of period	2,560	209	1,558	1,554	1,341	1,020	604	447
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85	$10.06
Value at end of period	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	382	382	791	766	813	807	724	325
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85	$11.41
Value at end of period	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	773	754	733	714	689	380	420	419
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$16.58	$17.21	$15.41	$14.27
Value at end of period	$18.63	$16.58	$17.21	$15.41
Number of accumulation units outstanding at end of period	13,478	13,939	440	12
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.30	$17.24	$16.57	$12.05	$10.48	$10.61
Value at end of period	$19.57	$16.30	$17.24	$16.57	$12.05	$10.48
Number of accumulation units outstanding at end of period	116	116	298	154	62	29
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.46	$17.78	$16.98	$12.32	$10.80	$10.80	$8.24	$6.34
Value at end of period	$19.62	$17.46	$17.78	$16.98	$12.32	$10.80	$10.80	$8.24
Number of accumulation units outstanding at end of period	3,323	3,424	1,243	1,243	1,908	84	84	84
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$16.01	$16.28	$15.42	$11.29	$9.95	$10.30	$8.35	$6.61
Value at end of period	$19.75	$16.01	$16.28	$15.42	$11.29	$9.95	$10.30	$8.35
Number of accumulation units outstanding at end of period	5,830	5,605	4,586	4,785	5,320	2,797	2,497	1,910
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.69	$11.81	$11.28	$9.79	$8.71	$9.07	$8.04	$6.56
Value at end of period	$12.27	$11.69	$11.81	$11.28	$9.79	$8.71	$9.07	$8.04
Number of accumulation units outstanding at end of period	144,350	153,638	155,173	165,598	184,878	186,519	175,224	172,291
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.75	$11.92	$11.38	$9.54	$8.36	$8.85	$7.79	$6.26
Value at end of period	$12.37	$11.75	$11.92	$11.38	$9.54	$8.36	$8.85	$7.79
Number of accumulation units outstanding at end of period	166,102	167,882	171,558	178,121	191,008	190,362	162,701	184,057
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.64	$11.86	$11.28	$9.22	$8.06	$8.57	$7.51	$5.98
Value at end of period	$12.28	$11.64	$11.86	$11.28	$9.22	$8.06	$8.57	$7.51
Number of accumulation units outstanding at end of period	113,466	117,182	109,319	110,353	114,275	112,510	103,452	118,926

CFI 183

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.74	$16.03	$15.22	$12.43	$10.86	$11.14
Value at end of period	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	2,023	1,649	1,137	622	332	151
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.45	$12.62	$11.97	$10.45	$9.27	$9.59	$8.58	$6.41
Value at end of period	$13.12	$12.45	$12.62	$11.97	$10.45	$9.27	$9.59	$8.58
Number of accumulation units outstanding at end of period	0	0	552	438	330	164	80	56
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.47	$12.57	$11.99	$11.31	$10.40	$10.46	$9.63	$8.30
Value at end of period	$12.91	$12.47	$12.57	$11.99	$11.31	$10.40	$10.46	$9.63
Number of accumulation units outstanding at end of period	126,665	143,306	15,631	15,709	15,898	8,636	21,775	20,298
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.39	$12.55	$11.99	$11.04	$9.95	$10.08
Value at end of period	$13.00	$12.39	$12.55	$11.99	$11.04	$9.95
Number of accumulation units outstanding at end of period	0	0	14,363	10,011	226	129
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$12.81	$12.95	$12.26	$11.03	$9.91	$9.82	$8.92	$7.64
Value at end of period	$13.42	$12.81	$12.95	$12.26	$11.03	$9.91	$9.82	$8.92
Number of accumulation units outstanding at end of period	2,579	2,511	2,531	2,530	3,448	5,610	5,923	8,881
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$12.08	$12.34	$11.68	$9.63	$8.45	$8.78	$7.84	$6.32
Value at end of period	$12.80	$12.08	$12.34	$11.68	$9.63	$8.45	$8.78	$7.84
Number of accumulation units outstanding at end of period	23,013	23,937	23,738	23,265	25,373	25,629	26,435	34,652
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$12.36	$12.54	$11.86	$10.27	$9.12	$9.26	$8.34	$6.90
Value at end of period	$13.06	$12.36	$12.54	$11.86	$10.27	$9.12	$9.26	$8.34
Number of accumulation units outstanding at end of period	11,886	11,949	12,114	12,956	14,416	15,215	18,946	22,666
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.45	$12.54	$11.97	$12.39	$12.04	$11.33	$10.77	$10.23
Value at end of period	$12.63	$12.45	$12.54	$11.97	$12.39	$12.04	$11.33	$10.77
Number of accumulation units outstanding at end of period	8,510	14,175	8,875	8,731	979	156	118	80
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.84	$18.32	$16.43	$14.63
Value at end of period	$21.93	$17.84	$18.32	$16.43
Number of accumulation units outstanding at end of period	2,614	1,258	580	553
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.34	$16.30	$15.77	$11.46	$9.66	$9.54	$7.61	$5.83
Value at end of period	$16.02	$15.34	$16.30	$15.77	$11.46	$9.66	$9.54	$7.61
Number of accumulation units outstanding at end of period	13,260	12,641	3,801	3,965	4,282	580	211	199
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.74	$14.06	$12.44	$12.07	$9.66	$10.28	$8.92	$6.68
Value at end of period	$13.74	$13.74	$14.06	$12.44	$12.07	$9.66	$10.28	$8.92
Number of accumulation units outstanding at end of period	9,488	9,224	9,612	9,620	9,705	9,076	4,875	5,145

CFI 184

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.07	$14.77	$11.47	$11.34	$9.91	$9.13	$7.20	$5.12
Value at end of period	$15.57	$15.07	$14.77	$11.47	$11.34	$9.91	$9.13	$7.20
Number of accumulation units outstanding at end of period	3,051	3,004	2,315	1,083	1,689	362	123	89
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.81	$13.53	$12.10	$9.06	$8.15	$8.62	$7.77	$6.12
Value at end of period	$14.84	$13.81	$13.53	$12.10	$9.06	$8.15	$8.62	$7.77
Number of accumulation units outstanding at end of period	480	480	535	697	820	581	581	2,041
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.50	$15.08	$14.58	$10.51	$9.56
Value at end of period	$17.78	$14.50	$15.08	$14.58	$10.51
Number of accumulation units outstanding at end of period	406	386	339	302	277
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.42	$14.79	$14.08	$10.44	$9.19	$10.41	$8.19	$6.06
Value at end of period	$15.97	$14.42	$14.79	$14.08	$10.44	$9.19	$10.41	$8.19
Number of accumulation units outstanding at end of period	4,122	4,128	4,206	4,621	6,440	512	601	571
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.53	$14.52	$13.42	$10.03	$8.53	$8.79	$7.71	$6.14
Value at end of period	$15.79	$13.53	$14.52	$13.42	$10.03	$8.53	$8.79	$7.71
Number of accumulation units outstanding at end of period	4,837	4,378	3,946	1,298	3,452	831	963	1,507
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.44	$14.88	$13.78	$11.13	$9.95	$10.15	$9.12	$7.56
Value at end of period	$16.50	$14.44	$14.88	$13.78	$11.13	$9.95	$10.15	$9.12
Number of accumulation units outstanding at end of period	60,275	63,696	60,246	59,844	65,240	58,004	65,559	75,093
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.84	$14.39	$13.18	$9.94	$8.75	$9.24
Value at end of period	$16.45	$13.84	$14.39	$13.18	$9.94	$8.75
Number of accumulation units outstanding at end of period	2,480	2,341	951	1,672	834	21
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.41	$8.88	$8.88	$9.51	$8.05	$9.94	$8.34	$5.20
Value at end of period	$8.30	$7.41	$8.88	$8.88	$9.51	$8.05	$9.94	$8.34
Number of accumulation units outstanding at end of period	1,530	2,190	1,811	1,769	3,087	2,645	3,002	4,759
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.98	$17.67	$15.51	$11.89	$10.00	$9.91	$8.13	$6.68
Value at end of period	$19.30	$16.98	$17.67	$15.51	$11.89	$10.00	$9.91	$8.13
Number of accumulation units outstanding at end of period	5,356	5,266	4,942	5,074	6,145	948	948	948
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.90	$17.70	$16.48	$11.97	$10.18	$10.41	$8.29	$6.63
Value at end of period	$20.36	$16.90	$17.70	$16.48	$11.97	$10.18	$10.41	$8.29
Number of accumulation units outstanding at end of period	2,599	2,412	1,242	566	9	7	1	42

CFI 185

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.26	$12.85	$12.67	$10.06	$8.34	$9.16	$7.96	$5.88
Value at end of period	$13.17	$13.26	$12.85	$12.67	$10.06	$8.34	$9.16	$7.96
Number of accumulation units outstanding at end of period	54,661	61,323	46,772	49,805	54,475	33,065	33,023	37,240
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.11	$17.04	$17.14	$15.39	$13.37	$13.58	$11.52	$7.09
Value at end of period	$18.24	$16.11	$17.04	$17.14	$15.39	$13.37	$13.58	$11.52
Number of accumulation units outstanding at end of period	1,628	2,236	2,915	3,284	3,195	545	1,041	700
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.30	$16.59	$14.93	$12.33	$10.86	$10.65	$9.43	$7.31
Value at end of period	$18.53	$17.30	$16.59	$14.93	$12.33	$10.86	$10.65	$9.43
Number of accumulation units outstanding at end of period	135,590	130,738	110,885	100,041	93,634	57,281	5,924	5,989
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.91	$16.72	$15.09	$11.26	$9.79	$10.25	$8.05	$5.78
Value at end of period	$18.00	$16.91	$16.72	$15.09	$11.26	$9.79	$10.25	$8.05
Number of accumulation units outstanding at end of period	44,818	48,196	39,040	41,553	43,448	49,255	53,235	65,801
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.71	$13.77	$12.93	$10.06	$8.66	$8.82	$7.74	$6.41
Value at end of period	$14.96	$12.71	$13.77	$12.93	$10.06	$8.66	$8.82	$7.74
Number of accumulation units outstanding at end of period	17,225	16,469	10,705	9,866	10,066	10,512	10,508	11,583
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.48	$15.91	$14.77	$10.71	$9.08	$9.27	$8.00	$5.87
Value at end of period	$17.58	$17.48	$15.91	$14.77	$10.71	$9.08	$9.27	$8.00
Number of accumulation units outstanding at end of period	50,194	47,817	39,652	41,317	42,364	30,682	30,394	39,602
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.48	$8.63	$8.81	$7.78	$6.61	$7.60	$6.74	$5.12
Value at end of period	$8.56	$8.48	$8.63	$8.81	$7.78	$6.61	$7.60	$6.74
Number of accumulation units outstanding at end of period	120	119	9	9	359	350	852	1,208
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.73	$10.16	$10.97	$9.21	$7.81	$8.96	$8.30	$6.40
Value at end of period	$9.82	$9.73	$10.16	$10.97	$9.21	$7.81	$8.96	$8.30
Number of accumulation units outstanding at end of period	4,441	4,788	4,010	3,834	4,049	1,167	748	1,396
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.68	$11.66	$12.10	$9.34	$7.74	$8.29	$7.76	$5.35
Value at end of period	$11.74	$10.68	$11.66	$12.10	$9.34	$7.74	$8.29	$7.76
Number of accumulation units outstanding at end of period	0	0	1,198	1,211	1,177	988	214	123
WANGER INTERNATIONAL
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.93	$11.02	$11.63	$9.59	$7.96	$9.41	$7.60	$4.77
Value at end of period	$10.68	$10.93	$11.02	$11.63	$9.59	$7.96	$9.41	$7.60
Number of accumulation units outstanding at end of period	2,142	2,270	3,349	2,272	1,734	242	0	68

CFI 186

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WANGER SELECT
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.91	$12.99	$12.71	$9.53	$8.12	$9.95	$7.93	$4.99
Value at end of period	$14.50	$12.91	$12.99	$12.71	$9.53	$8.12	$9.95	$7.93
Number of accumulation units outstanding at end of period	6,310	6,695	6,700	6,556	6,925	2,761	2,762	2,710
WANGER USA
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.52	$15.76	$15.18	$11.45	$9.63	$10.06	$8.23	$5.98
Value at end of period	$17.49	$15.52	$15.76	$15.18	$11.45	$9.63	$10.06	$8.23
Number of accumulation units outstanding at end of period	1,387	1,333	612	588	566	353	353	353
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.36	$14.52	$13.18	$10.09	$9.05	$8.54	$7.60	$6.58
Value at end of period	$16.13	$14.36	$14.52	$13.18	$10.09	$9.05	$8.54	$7.60
Number of accumulation units outstanding at end of period	8,024	7,670	5,292	6,938	6,620	4,557	4,494	5,578
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.07	$15.93	$14.97	$10.94	$9.73	$10.04	$8.26	$6.50
Value at end of period	$19.25	$15.07	$15.93	$14.97	$10.94	$9.73	$10.04	$8.26
Number of accumulation units outstanding at end of period	7,885	7,727	6,975	7,097	7,522	2,030	1,868	1,869

TABLE 22

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.16	$20.85	$20.08	$15.05	$13.22	$14.09	$12.98	$10.11
Value at end of period	$21.38	$21.16	$20.85	$20.08	$15.05	$13.22	$14.09	$12.98
Number of accumulation units outstanding at end of period	9,959	10,821	8,543	6,540	6,031	5,954	5,973	1,120
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.03	$16.26	$14.39	$11.83	$10.74	$11.05	$9.62	$8.02
Value at end of period	$17.09	$16.03	$16.26	$14.39	$11.83	$10.74	$11.05	$9.62
Number of accumulation units outstanding at end of period	72,160	80,463	96,931	77,694	76,499	65,873	52,828	18,888
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.14	$16.78	$15.52	$12.08	$11.12	$11.01	$9.91	$8.41
Value at end of period	$17.48	$16.14	$16.78	$15.52	$12.08	$11.12	$11.01	$9.91
Number of accumulation units outstanding at end of period	133,828	135,787	135,194	126,181	113,004	103,855	67,671	27,634
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.75	$12.12	$11.92	$13.24	$12.53	$11.20	$10.72	$10.02
Value at end of period	$12.19	$11.75	$12.12	$11.92	$13.24	$12.53	$11.20	$10.72
Number of accumulation units outstanding at end of period	69,385	83,359	79,279	79,219	122,142	94,773	39,910	23,654

CFI 187

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.31	$9.76
Value at end of period	$9.86	$9.31
Number of accumulation units outstanding at end of period	19,956	574
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$18.11	$19.06	$17.34	$12.10	$10.15	$11.56	$10.46
Value at end of period	$20.73	$18.11	$19.06	$17.34	$12.10	$10.15	$11.56
Number of accumulation units outstanding at end of period	34,828	40,963	29,733	24,260	11,322	9,880	7,375
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.06	$11.61	$11.84	$9.55	$7.69	$8.37	$7.98	$5.76	$9.31
Value at end of period	$9.89	$11.06	$11.61	$11.84	$9.55	$7.69	$8.37	$7.98	$5.76
Number of accumulation units outstanding at end of period	51,662	50,081	42,293	43,695	34,867	22,314	12,494	10,664	1,182
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.31	$19.49	$17.93	$12.53	$10.86	$11.74	$9.46
Value at end of period	$21.27	$17.31	$19.49	$17.93	$12.53	$10.86	$11.74
Number of accumulation units outstanding at end of period	79,801	80,171	96,610	75,801	43,476	28,312	8,689
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.15	$9.99
Value at end of period	$10.46	$9.15
Number of accumulation units outstanding at end of period	7,211	1,455
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.08	$10.17
Value at end of period	$9.38	$10.08
Number of accumulation units outstanding at end of period	39,595	59,510
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.26	$24.14	$22.91	$17.35	$15.47	$15.71	$12.62	$10.16
Value at end of period	$26.97	$22.26	$24.14	$22.91	$17.35	$15.47	$15.71	$12.62
Number of accumulation units outstanding at end of period	19,214	17,508	17,333	17,940	15,387	13,668	11,021	339
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.34	$25.12	$23.14	$19.80	$18.09	$17.46	$15.72	$12.67	$18.63	$18.30
Value at end of period	$26.00	$24.34	$25.12	$23.14	$19.80	$18.09	$17.46	$15.72	$12.67	$18.63
Number of accumulation units outstanding at end of period	93,579	104,737	101,669	99,833	99,205	104,489	107,928	110,585	117,437	178,681
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.87	$14.30	$11.09	$10.86	$9.47	$9.97
Value at end of period	$15.56	$14.87	$14.30	$11.09	$10.86	$9.47
Number of accumulation units outstanding at end of period	51,397	51,083	48,430	23,721	13,873	2,045
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.36	$13.80	$12.47	$9.62	$8.45	$8.98	$7.80	$6.18	$8.99
Value at end of period	$15.19	$13.36	$13.80	$12.47	$9.62	$8.45	$8.98	$7.80	$6.18
Number of accumulation units outstanding at end of period	29,038	43,480	39,852	36,315	36,369	33,157	22,439	18,922	12,592

CFI 188

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72	$7.98	$6.09	$8.97
Value at end of period	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72	$7.98	$6.09
Number of accumulation units outstanding at end of period	16,107	14,873	15,979	9,355	12,442	12,903	11,918	4,624	1,682
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.66	$12.58	$12.06	$10.35
Value at end of period	$15.14	$11.66	$12.58	$12.06
Number of accumulation units outstanding at end of period	18,011	3,932	4,292	846
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.59	$19.94	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60
Value at end of period	$19.53	$19.59	$19.94	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55
Number of accumulation units outstanding at end of period	524,783	575,142	593,897	589,433	585,430	606,669	568,796	548,200	450,089	402,398
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.91	$49.05	$44.23	$34.01	$29.50	$30.55	$26.31	$19.57	$34.37	$29.51
Value at end of period	$52.33	$48.91	$49.05	$44.23	$34.01	$29.50	$30.55	$26.31	$19.57	$34.37
Number of accumulation units outstanding at end of period	794,188	895,239	940,391	1,001,571	1,036,706	1,130,087	1,120,823	1,150,736	4,412,465	4,751,978
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.08	$31.62	$29.36	$23.13	$19.90	$19.90	$17.45	$13.53	$23.82	$23.68
Value at end of period	$35.16	$30.08	$31.62	$29.36	$23.13	$19.90	$19.90	$17.45	$13.53	$23.82
Number of accumulation units outstanding at end of period	345,722	370,182	405,048	439,435	475,934	555,901	616,365	686,820	721,774	1,062,228
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.53	$30.64	$27.80	$20.58	$18.12	$18.25	$14.84	$11.68	$22.32	$17.74
Value at end of period	$32.48	$32.53	$30.64	$27.80	$20.58	$18.12	$18.25	$14.84	$11.68	$22.32
Number of accumulation units outstanding at end of period	380,654	422,980	447,516	478,392	499,583	547,005	574,550	631,481	635,450	1,024,423
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.80	$21.24	$23.33	$18.05	$15.10	$18.40	$16.42	$13.10	$23.53	$20.25
Value at end of period	$20.50	$21.80	$21.24	$23.33	$18.05	$15.10	$18.40	$16.42	$13.10	$23.53
Number of accumulation units outstanding at end of period	34,028	37,842	38,914	46,965	45,859	49,021	53,685	61,282	66,559	188,634
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55
Value at end of period	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94
Number of accumulation units outstanding at end of period	158,204	149,873	162,656	181,004	197,548	205,528	201,779	189,715	156,837	167,236
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07	$6.11	$10.08
Value at end of period	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07	$6.11
Number of accumulation units outstanding at end of period	367,302	296,304	264,185	265,874	242,343	225,832	191,775	160,449	49,533
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.46	$18.42	$17.80	$13.91	$12.72	$13.70	$12.29	$9.90
Value at end of period	$19.37	$17.46	$18.42	$17.80	$13.91	$12.72	$13.70	$12.29
Number of accumulation units outstanding at end of period	15,865	14,536	13,325	10,424	14,464	12,716	11,632	4,526
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.84	$53.69	$49.98	$36.01	$37.17
Value at end of period	$56.57	$55.84	$53.69	$49.98	$36.01
Number of accumulation units outstanding at end of period	21,740	30,198	32,187	36,477	36,822

CFI 189

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.88	$15.95	$14.89	$11.63	$10.31	$10.41	$9.59	$7.55	$10.91	$10.19
Value at end of period	$16.26	$14.88	$15.95	$14.89	$11.63	$10.31	$10.41	$9.59	$7.55	$10.91
Number of accumulation units outstanding at end of period	116,495	122,139	148,067	155,604	161,725	176,657	192,819	237,934	215,266	302,278
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$47.78	$47.93	$44.60	$37.47	$33.30	$33.07	$30.80	$24.70	$29.63	$27.06
Value at end of period	$49.50	$47.78	$47.93	$44.60	$37.47	$33.30	$33.07	$30.80	$24.70	$29.63
Number of accumulation units outstanding at end of period	126	120	168	162	158	150	151	101	102	424
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$37.60	$36.48	$32.73	$24.96	$21.49	$22.00	$17.65	$12.30	$22.07	$18.26
Value at end of period	$41.84	$37.60	$36.48	$32.73	$24.96	$21.49	$22.00	$17.65	$12.30	$22.07
Number of accumulation units outstanding at end of period	1	1	67	70	162	162	162	237	152	201
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$28.26	$28.46	$27.38	$27.68	$25.80	$24.40	$22.81	$20.34	$19.37	$18.27
Value at end of period	$28.68	$28.26	$28.46	$27.38	$27.68	$25.80	$24.40	$22.81	$20.34	$19.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	27	24	21	147
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.32	$27.19	$25.55	$20.08	$16.88	$19.76	$17.22	$12.63	$23.03	$21.21
Value at end of period	$26.61	$26.32	$27.19	$25.55	$20.08	$16.88	$19.76	$17.22	$12.63	$23.03
Number of accumulation units outstanding at end of period	15	15	41	41	77	77	77	77	67	205
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$31.10	$29.80	$26.63	$20.62	$17.56	$18.72	$16.50	$12.22	$20.46	$17.95
Value at end of period	$30.96	$31.10	$29.80	$26.63	$20.62	$17.56	$18.72	$16.50	$12.22	$20.46
Number of accumulation units outstanding at end of period	3	4	4	4	72	72	72	89	89	140
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.82	$17.61	$16.92	$12.60	$10.96	$11.27	$9.12	$7.16	$9.12
Value at end of period	$21.02	$16.82	$17.61	$16.92	$12.60	$10.96	$11.27	$9.12	$7.16
Number of accumulation units outstanding at end of period	25,663	27,382	34,776	34,180	32,459	27,054	19,058	14,221	1,035
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13
Value at end of period	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07
Number of accumulation units outstanding at end of period	153,990	166,767	178,018	211,952	237,774	253,651	264,738	272,007	1,641,822	2,034,924
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.00
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	89,012
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.10	$10.20	$9.73	$9.61
Value at end of period	$10.23	$10.10	$10.20	$9.73
Number of accumulation units outstanding at end of period	125,022	101,797	66,264	18,566
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89	$11.39	$10.72
Value at end of period	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89	$11.39
Number of accumulation units outstanding at end of period	54,425	54,651	57,625	61,056	47,118	46,799	45,564	30,140	27,716	22,405
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.37	$22.40	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84
Value at end of period	$23.57	$23.37	$22.40	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04
Number of accumulation units outstanding at end of period	329,233	392,008	375,198	367,331	326,829	292,743	285,859	232,590	147,639	124,507

CFI 190

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61
Value at end of period	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10
Number of accumulation units outstanding at end of period	130,663	141,613	150,097	160,476	167,612	171,874	182,477	171,985	149,476	174,636
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$34.66	$33.67	$33.23	$26.35	$21.94	$24.15	$21.02	$15.18	$25.63	$24.34
Value at end of period	$34.37	$34.66	$33.67	$33.23	$26.35	$21.94	$24.15	$21.02	$15.18	$25.63
Number of accumulation units outstanding at end of period	156	157	183	175	192	181	199	183	130	154
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(NON-SERVICE SHARES)
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.99	$21.68	$21.28	$21.51	$19.13	$19.15	$16.81	$14.28	$16.81	$15.71
Value at end of period	$22.15	$20.99	$21.68	$21.28	$21.51	$19.13	$19.15	$16.81	$14.28	$16.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	32	29	25	187
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38
Value at end of period	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09
Number of accumulation units outstanding at end of period	64,840	65,375	64,895	66,696	52,464	51,093	45,193	42,136	30,484	29,331
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.81	$16.05	$15.00	$13.02	$11.81	$12.14	$10.96	$9.11	$13.28	$12.25
Value at end of period	$16.57	$15.81	$16.05	$15.00	$13.02	$11.81	$12.14	$10.96	$9.11	$13.28
Number of accumulation units outstanding at end of period	183,418	192,882	210,028	224,707	247,598	245,228	239,971	246,057	239,657	233,498
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$10.91
Value at end of period	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95
Number of accumulation units outstanding at end of period	228,592	237,147	279,617	314,784	393,753	352,020	318,137	288,203	258,944	178,686
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.22	$7.42	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76	$10.43
Value at end of period	$6.55	$6.22	$7.42	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	85,862	91,531	98,645	99,412	109,730	132,934	140,305	162,854	110,979	91,433
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58
Value at end of period	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14
Number of accumulation units outstanding at end of period	69,465	70,452	71,994	65,768	64,755	80,694	87,979	90,536	85,880	102,400
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46	$8.94
Value at end of period	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	49,145	43,520	39,027	42,242	40,690	34,596	24,840	25,038	3,508
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.93	$9.92
Value at end of period	$9.96	$9.93
Number of accumulation units outstanding at end of period	56,374	28,496
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55
Value at end of period	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78
Number of accumulation units outstanding at end of period	565,251	609,263	655,859	678,748	697,235	699,955	629,963	588,105	415,129	349,900

CFI 191

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71	$9.99
Value at end of period	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	144,454	122,036	119,988	120,489	119,894	98,158	78,000	54,367	12,918
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47
Value at end of period	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80
Number of accumulation units outstanding at end of period	970,917	982,274	1,033,466	1,044,667	997,051	1,014,665	939,233	866,848	685,933	629,297
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.42	$3.33	$3.67	$7.62	$8.75	$9.70
Value at end of period	$3.50	$2.42	$3.33	$3.67	$7.62	$8.75
Number of accumulation units outstanding at end of period	141,825	115,822	125,988	121,325	52,541	43,049
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.58	$27.35	$25.99	$22.48	$19.97	$20.43	$18.08	$15.31	$21.49	$20.55
Value at end of period	$28.39	$26.58	$27.35	$25.99	$22.48	$19.97	$20.43	$18.08	$15.31	$21.49
Number of accumulation units outstanding at end of period	353,991	367,368	410,017	453,864	472,194	527,000	491,525	553,155	834,263	1,175,116
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.63	$9.87
Value at end of period	$10.67	$9.63
Number of accumulation units outstanding at end of period	6,977	12,028
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.36	$14.10	$14.02	$14.90	$13.94	$13.57	$11.70	$9.82	$11.73	$10.78
Value at end of period	$14.07	$13.36	$14.10	$14.02	$14.90	$13.94	$13.57	$11.70	$9.82	$11.73
Number of accumulation units outstanding at end of period	5,779	6,334	320,989	349,739	392,064	435,066	467,090	532,418	530,219	759,653
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.36	$10.02
Value at end of period	$9.83	$9.36
Number of accumulation units outstanding at end of period	338,763	376,449
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.64	$10.35
Value at end of period	$10.10	$9.64
Number of accumulation units outstanding at end of period	3,387	3,009
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$9.73	$10.16	$10.10
Value at end of period	$10.30	$9.73	$10.16
Number of accumulation units outstanding at end of period	8,599	3,771	1,273
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.29	$11.22	$10.79	$11.10	$10.89	$10.24	$10.08
Value at end of period	$11.37	$11.29	$11.22	$10.79	$11.10	$10.89	$10.24
Number of accumulation units outstanding at end of period	18,536	23,961	18,128	25,163	30,870	15,855	7,266
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.49	$13.62	$13.75	$13.87	$14.00	$14.13	$14.23	$14.32	$14.08	$13.52
Value at end of period	$13.39	$13.49	$13.62	$13.75	$13.87	$14.00	$14.13	$14.23	$14.32	$14.08
Number of accumulation units outstanding at end of period	526,041	469,490	471,733	578,941	546,739	707,063	647,497	815,873	3,316,496	2,504,027

CFI 192

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.21	$25.82	$23.54	$18.19	$15.86	$16.05	$14.20	$11.01	$17.82	$16.75
Value at end of period	$27.41	$25.21	$25.82	$23.54	$18.19	$15.86	$16.05	$14.20	$11.01	$17.82
Number of accumulation units outstanding at end of period	1,334,797	1,453,012	1,583,337	1,750,329	1,670,182	1,861,396	1,862,272	1,839,332	2,037,144	2,818,397
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33
Value at end of period	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55
Number of accumulation units outstanding at end of period	63,515	64,582	64,492	78,943	95,490	54,082	56,297	39,078	16,990	24,096
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.41	$33.45	$29.65	$22.52	$19.87	$20.07	$17.78	$14.57	$23.43	$22.52
Value at end of period	$36.49	$33.41	$33.45	$29.65	$22.52	$19.87	$20.07	$17.78	$14.57	$23.43
Number of accumulation units outstanding at end of period	379,270	407,440	433,149	440,158	473,116	507,393	485,147	568,955	620,994	855,618
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88
Value at end of period	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91
Number of accumulation units outstanding at end of period	285,399	311,335	341,646	387,424	393,730	433,512	457,951	487,393	1,877,948	2,087,844
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02
Value at end of period	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74
Number of accumulation units outstanding at end of period	185,311	193,514	200,476	226,153	221,187	247,590	261,623	280,673	301,783	382,587
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.78	$16.25	$15.42	$12.54	$10.93	$11.51	$11.26
Value at end of period	$16.87	$15.78	$16.25	$15.42	$12.54	$10.93	$11.51
Number of accumulation units outstanding at end of period	4,498	2,625	923	2,547	1,726	853	53
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.62	$23.71	$22.44	$22.68	$20.93	$19.65	$18.06	$16.34	$18.02	$17.16
Value at end of period	$24.41	$23.62	$23.71	$22.44	$22.68	$20.93	$19.65	$18.06	$16.34	$18.02
Number of accumulation units outstanding at end of period	806,058	875,242	520,758	553,721	554,849	571,135	582,574	604,395	2,994,466	2,974,277
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51	$5.93	$9.20
Value at end of period	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51	$5.93
Number of accumulation units outstanding at end of period	248,696	216,984	197,292	152,357	146,917	125,263	119,799	138,315	564
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.59	$17.64	$15.68	$12.08	$10.33	$10.32
Value at end of period	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	581,189	609,397	646,648	367,930	386,856	384,155
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	1,103,510	1,177,906	1,314,387	1,238,781	1,058,327	1,190,520	646,828	646,775	640,957	729,986
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13
Value at end of period	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10
Number of accumulation units outstanding at end of period	229,125	226,210	217,268	222,785	128,908	104,620	89,864	62,179	62,519	59,687
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.72	$15.92	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Value at end of period	$16.94	$15.72	$15.92	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29
Number of accumulation units outstanding at end of period	75,038	75,364	91,839	82,202	80,117	78,529	77,966	72,682	63,777	69,515

CFI 193

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56	$10.70
Value at end of period	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	63,620	53,082	45,694	24,380	31,298	35,479	22,867	17,574
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14	$6.64	$9.38
Value at end of period	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14	$6.64
Number of accumulation units outstanding at end of period	165,693	185,230	166,825	147,468	115,917	94,922	84,470	51,257	2,112
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85	$10.06
Value at end of period	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	46,682	38,688	22,670	11,734	10,374	7,392	7,740	8,095
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01	$12.84	$11.41
Value at end of period	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01	$12.84
Number of accumulation units outstanding at end of period	23,207	21,152	20,937	16,525	13,637	17,781	17,516	14,537
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23	$5.93	$10.07
Value at end of period	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23	$5.93
Number of accumulation units outstanding at end of period	101,293	79,757	68,055	49,813	34,477	35,014	24,888	12,373	8,928
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93	$8.73	$6.96	$10.22
Value at end of period	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93	$8.73	$6.96
Number of accumulation units outstanding at end of period	57,016	51,382	37,568	28,961	15,352	17,258	10,983	7,676	7,368
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04
Value at end of period	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85
Number of accumulation units outstanding at end of period	109,964	105,143	102,649	87,312	73,862	72,009	63,400	66,416	51,117	58,940
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68
Value at end of period	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08
Number of accumulation units outstanding at end of period	99,308	116,776	125,361	131,791	135,275	137,528	145,177	161,075	159,680	201,172
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19
Value at end of period	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63
Number of accumulation units outstanding at end of period	1,001,616	1,009,960	992,369	937,590	760,406	695,461	591,337	423,806	257,129	226,104
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$12.54
Value at end of period	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08
Number of accumulation units outstanding at end of period	655,375	628,522	631,168	612,203	502,391	445,355	353,891	259,975	155,507	178,984
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88
Value at end of period	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	446,006	423,395	405,617	443,467	384,712	353,672	289,926	223,054	129,545	95,846

CFI 194

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.70	$15.99	$15.19	$12.42	$10.85	$11.55	$9.80
Value at end of period	$16.55	$15.70	$15.99	$15.19	$12.42	$10.85	$11.55
Number of accumulation units outstanding at end of period	73,860	67,113	48,091	41,506	21,159	10,336	2,134
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93	$7.12
Value at end of period	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	20,153	16,457	32,536	22,915	11,516	13,115	7,484	5,444	2,050
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.16	$14.29	$13.64	$12.87	$11.84	$11.91	$10.97	$9.45	$11.44	$10.98
Value at end of period	$14.66	$14.16	$14.29	$13.64	$12.87	$11.84	$11.91	$10.97	$9.45	$11.44
Number of accumulation units outstanding at end of period	446,755	562,105	104,558	97,439	83,281	69,908	75,270	52,353	20,664	48,339
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12	$7.65	$9.57
Value at end of period	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12	$7.65
Number of accumulation units outstanding at end of period	43,434	39,043	35,658	27,195	20,098	13,539	10,315	613	18
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$23.57	$22.31	$20.09	$18.06	$17.91	$16.28	$13.95	$18.42	$17.58
Value at end of period	$24.39	$23.30	$23.57	$22.31	$20.09	$18.06	$17.91	$16.28	$13.95	$18.42
Number of accumulation units outstanding at end of period	53,431	62,400	73,982	75,812	71,412	73,152	75,342	85,628	93,026	96,446
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.78	$24.29	$23.01	$18.98	$16.66	$17.33	$15.47	$12.47	$19.69	$18.93
Value at end of period	$25.18	$23.78	$24.29	$23.01	$18.98	$16.66	$17.33	$15.47	$12.47	$19.69
Number of accumulation units outstanding at end of period	140,450	148,879	145,519	148,061	140,642	136,485	149,984	155,921	137,773	172,905
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.13	$23.48	$22.22	$19.24	$17.10	$17.36	$15.64	$12.96	$18.82	$18.02
Value at end of period	$24.43	$23.13	$23.48	$22.22	$19.24	$17.10	$17.36	$15.64	$12.96	$18.82
Number of accumulation units outstanding at end of period	145,231	153,294	156,573	155,803	161,276	173,264	183,254	154,712	149,655	195,630
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25	$10.70	$10.21	$9.79
Value at end of period	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25	$10.70	$10.21
Number of accumulation units outstanding at end of period	94,612	83,650	30,688	30,621	35,456	36,942	16,755	9,146	1,848
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$20.44	$20.41	$18.18	$13.90	$12.12	$12.02	$10.57	$7.06
Value at end of period	$22.61	$20.44	$20.41	$18.18	$13.90	$12.12	$12.02	$10.57
Number of accumulation units outstanding at end of period	7,885	6,794	5,312	4,584	2,454	2,666	1,907	1,054
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96
Value at end of period	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35
Number of accumulation units outstanding at end of period	107,855	95,373	73,263	74,101	40,423	36,572	34,471	26,670	1,194,534	1,075,558
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70
Value at end of period	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61
Number of accumulation units outstanding at end of period	117,755	131,265	133,330	157,648	151,780	160,645	149,283	148,266	1,047,522	1,137,369

CFI 195

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71	$9.74
Value at end of period	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	137,551	148,554	159,267	181,265	180,251	170,654	156,125	160,570	135,153
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Value at end of period	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04
Number of accumulation units outstanding at end of period	209,975	245,402	241,719	220,076	223,684	180,241	160,633	128,570	87,635	85,159
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74
Value at end of period	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40
Number of accumulation units outstanding at end of period	27,091	31,288	28,757	36,678	46,474	48,548	45,046	38,406	30,188	38,922
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$16.09	$15.57	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29	$10.09
Value at end of period	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29
Number of accumulation units outstanding at end of period	18,533	20,305	18,856	20,591	9,732	14,256	12,152	7,321	2,275	5,823
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.73	$22.30	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13
Value at end of period	$24.06	$21.73	$22.30	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89
Number of accumulation units outstanding at end of period	111,222	112,744	117,089	121,389	119,590	138,895	117,462	90,157	56,934	46,107
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54
Value at end of period	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08
Number of accumulation units outstanding at end of period	92,151	103,212	113,155	123,644	115,716	116,819	129,081	128,229	114,381	253,925
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.52	$18.41	$17.06	$13.78	$12.79	$13.05	$11.73	$9.65	$12.27	$12.40
Value at end of period	$21.14	$18.52	$18.41	$17.06	$13.78	$12.79	$13.05	$11.73	$9.65	$12.27
Number of accumulation units outstanding at end of period	16,001	18,108	768,656	681,776	723,553	836,002	891,748	994,240	954,044	1,488,393
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71
Value at end of period	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92
Number of accumulation units outstanding at end of period	71,476	73,780	70,143	72,452	95,868	99,288	88,641	68,250	60,709	54,252
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07
Value at end of period	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78
Number of accumulation units outstanding at end of period	70,650	69,833	72,789	73,942	94,605	88,188	90,075	83,699	74,366	109,778
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53
Value at end of period	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77
Number of accumulation units outstanding at end of period	99,111	135,624	127,159	124,022	120,897	116,403	105,887	115,804	77,267	91,115
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08
Value at end of period	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99	$11.14	$8.83	$12.73
Number of accumulation units outstanding at end of period	47,841	78,346	73,999	68,588	59,814	49,291	44,618	44,773	13,020	12,579
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.38	$19.76	$19.50	$15.48	$12.84	$14.11	$11.78	$8.52	$15.02	$13.65
Value at end of period	$20.23	$20.38	$19.76	$19.50	$15.48	$12.84	$14.11	$11.78	$8.52	$15.02
Number of accumulation units outstanding at end of period	35,066	37,571	1,050,775	1,172,737	1,317,127	1,437,522	1,539,634	1,783,716	1,893,045	2,768,200

CFI 196

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60
Value at end of period	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	110,100	110,159	116,784	106,379	102,787	78,885	66,399	68,839	31,966	31,112
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44
Value at end of period	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86
Number of accumulation units outstanding at end of period	1,543,584	1,545,543	1,400,394	1,329,995	1,183,144	1,109,412	993,634	743,343	478,584	406,760
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.84	$23.60	$20.62	$15.91	$13.83	$14.50	$11.03	$7.60	$13.95	$12.02
Value at end of period	$25.37	$23.84	$23.60	$20.62	$15.91	$13.83	$14.50	$11.03	$7.60	$13.95
Number of accumulation units outstanding at end of period	23,335	24,522	564,900	641,557	703,150	757,469	812,340	915,364	971,117	1,639,397
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.58	$25.57	$24.03	$18.70	$16.10	$16.40	$14.41	$11.64	$18.27	$17.90
Value at end of period	$27.75	$23.58	$25.57	$24.03	$18.70	$16.10	$16.40	$14.41	$11.64	$18.27
Number of accumulation units outstanding at end of period	174,698	179,328	180,432	194,908	174,723	163,826	149,773	137,155	4,028,893	3,423,229
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$43.80	$39.90	$37.06	$26.87	$22.81	$23.28	$20.11	$14.20	$24.81	$22.79
Value at end of period	$44.04	$43.80	$39.90	$37.06	$26.87	$22.81	$23.28	$20.11	$14.20	$24.81
Number of accumulation units outstanding at end of period	275,933	299,694	314,206	333,040	344,041	373,676	386,349	387,445	774,473	1,050,005
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30
Value at end of period	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27
Number of accumulation units outstanding at end of period	40,559	53,045	30,221	31,036	38,026	38,822	32,148	37,990	31,614	37,301
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	284,720	301,221	321,496	349,489	347,947	275,242	295,684	323,241	378,455
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.07	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Value at end of period	$13.26	$12.07	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24
Number of accumulation units outstanding at end of period	50,150	60,918	66,492	66,908	68,219	58,931	52,133	45,805	35,988	29,564
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50	$10.05
Value at end of period	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	90,654	68,649	85,195	100,999	95,669	96,495	64,560	51,832	25,579	18,701
WANGER SELECT
Value at beginning of period	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83
Value at end of period	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07
Number of accumulation units outstanding at end of period	141,870	148,773	168,381	191,907	223,821	229,080	239,449	206,584	166,318	169,924
WANGER USA
Value at beginning of period	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66
Value at end of period	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25
Number of accumulation units outstanding at end of period	44,544	49,270	51,849	63,963	73,015	79,950	66,340	57,776	59,083	72,113
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98
Value at end of period	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36
Number of accumulation units outstanding at end of period	457,746	435,079	443,091	430,785	440,375	430,567	403,204	388,051	317,989	401,176

CFI 197

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$34.92	$36.93	$34.73	$25.39	$22.60	$23.31	$19.20	$14.92	$22.08	$24.25
Value at end of period	$44.58	$34.92	$36.93	$34.73	$25.39	$22.60	$23.31	$19.20	$14.92	$22.08
Number of accumulation units outstanding at end of period	62,069	67,164	72,552	76,461	84,221	95,390	101,238	113,857	105,233	144,947
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.06
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	254

TABLE 23

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.09	$20.79	$20.04	$15.02	$13.21	$14.07	$12.98	$9.97
Value at end of period	$21.30	$21.09	$20.79	$20.04	$15.02	$13.21	$14.07	$12.98
Number of accumulation units outstanding at end of period	34,751	33,901	40,960	39,673	35,164	25,734	20,222	15,707
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.97	$16.20	$14.35	$11.80	$10.72	$11.03	$9.61	$7.74
Value at end of period	$17.02	$15.97	$16.20	$14.35	$11.80	$10.72	$11.03	$9.61
Number of accumulation units outstanding at end of period	561,904	584,580	710,022	967,519	1,166,660	1,059,046	568,786	157,239
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.08	$16.72	$15.48	$12.05	$11.10	$11.00	$9.90	$8.13
Value at end of period	$17.41	$16.08	$16.72	$15.48	$12.05	$11.10	$11.00	$9.90
Number of accumulation units outstanding at end of period	748,080	804,161	908,434	1,142,158	995,938	802,324	600,684	207,888
AMERICAN CENTURY® INCOME & GROWTH FUND (A CLASS)
Value at beginning of period	$49.48	$53.11	$47.80	$35.67	$31.52	$30.99	$27.50	$23.62	$36.60	$37.17
Value at end of period	$55.50	$49.48	$53.11	$47.80	$35.67	$31.52	$30.99	$27.50	$23.62	$36.60
Number of accumulation units outstanding at end of period	1,537	751	922	820	412	289	138	298	280	164
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.71	$12.09	$11.89	$13.22	$12.52	$11.19	$10.71	$10.13
Value at end of period	$12.14	$11.71	$12.09	$11.89	$13.22	$12.52	$11.19	$10.71
Number of accumulation units outstanding at end of period	425,269	443,372	475,706	492,093	591,153	419,596	218,797	117,956
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.31	$9.74
Value at end of period	$9.85	$9.31
Number of accumulation units outstanding at end of period	87,267	7,391

CFI 198

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$18.06	$19.02	$17.31	$12.09	$10.15	$11.56	$9.33
Value at end of period	$20.66	$18.06	$19.02	$17.31	$12.09	$10.15	$11.56
Number of accumulation units outstanding at end of period	125,949	169,808	154,650	113,838	31,318	21,326	14,349
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.01	$11.57	$11.80	$9.52	$7.67	$8.35	$7.96	$5.76	$10.37
Value at end of period	$9.85	$11.01	$11.57	$11.80	$9.52	$7.67	$8.35	$7.96	$5.76
Number of accumulation units outstanding at end of period	298,534	379,303	325,147	189,216	68,700	67,626	37,025	50,777	9,978
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2010)
Value at beginning of period	$17.26	$19.45	$17.90	$12.51	$10.85	$11.73	$9.63
Value at end of period	$21.20	$17.26	$19.45	$17.90	$12.51	$10.85	$11.73
Number of accumulation units outstanding at end of period	432,381	452,625	457,176	411,224	251,081	151,639	75,770
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.15	$9.99
Value at end of period	$10.45	$9.15
Number of accumulation units outstanding at end of period	98,419	6,747
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.07	$9.99
Value at end of period	$9.37	$10.07
Number of accumulation units outstanding at end of period	297,827	240,666
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.19	$24.08	$22.85	$17.32	$15.45	$15.70	$12.62	$11.43
Value at end of period	$26.87	$22.19	$24.08	$22.85	$17.32	$15.45	$15.70	$12.62
Number of accumulation units outstanding at end of period	61,802	64,967	75,324	63,887	49,384	46,800	42,611	992
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.10	$24.89	$22.94	$19.63	$17.94	$17.33	$15.62	$12.59	$18.52	$18.20
Value at end of period	$25.74	$24.10	$24.89	$22.94	$19.63	$17.94	$17.33	$15.62	$12.59	$18.52
Number of accumulation units outstanding at end of period	264,386	274,711	278,331	323,524	283,921	267,842	298,260	297,680	274,306	296,590
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.84	$14.27	$11.07	$10.85	$9.47	$9.94
Value at end of period	$15.52	$14.84	$14.27	$11.07	$10.85	$9.47
Number of accumulation units outstanding at end of period	131,773	95,310	91,211	55,322	38,226	14,335
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.31	$13.75	$12.43	$9.60	$8.43	$8.97	$7.79	$6.18	$8.64
Value at end of period	$15.13	$13.31	$13.75	$12.43	$9.60	$8.43	$8.97	$7.79	$6.18
Number of accumulation units outstanding at end of period	81,896	94,153	96,141	84,362	73,904	79,646	54,816	31,964	25,313
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.77	$15.74	$14.19	$10.61	$9.20	$9.70	$7.97	$6.09	$10.27
Value at end of period	$16.67	$14.77	$15.74	$14.19	$10.61	$9.20	$9.70	$7.97	$6.09
Number of accumulation units outstanding at end of period	53,257	71,791	98,909	64,315	68,807	75,847	67,227	57,737	44,364

CFI 199

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.65	$12.57	$12.05	$10.43
Value at end of period	$15.11	$11.65	$12.57	$12.05
Number of accumulation units outstanding at end of period	50,489	29,805	4,399	266
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.47	$19.83	$20.58	$17.30	$14.65	$17.13	$15.82	$11.48	$19.51	$16.58
Value at end of period	$19.41	$19.47	$19.83	$20.58	$17.30	$14.65	$17.13	$15.82	$11.48	$19.51
Number of accumulation units outstanding at end of period	2,093,948	2,191,638	2,304,544	2,658,792	2,736,978	2,878,122	2,929,335	3,019,894	2,509,419	2,562,446
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.43	$48.59	$43.84	$33.73	$29.27	$30.33	$26.13	$19.45	$34.17	$29.35
Value at end of period	$51.79	$48.43	$48.59	$43.84	$33.73	$29.27	$30.33	$26.13	$19.45	$34.17
Number of accumulation units outstanding at end of period	2,393,463	2,593,529	2,778,987	3,086,792	3,135,098	3,164,441	3,229,521	3,764,165	3,541,960	3,808,007
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.78	$31.32	$29.10	$22.94	$19.75	$19.76	$17.33	$13.44	$23.68	$23.56
Value at end of period	$34.80	$29.78	$31.32	$29.10	$22.94	$19.75	$19.76	$17.33	$13.44	$23.68
Number of accumulation units outstanding at end of period	828,836	880,341	955,259	1,017,847	1,057,270	1,127,906	1,228,889	1,395,516	1,319,771	1,406,150
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.21	$30.36	$27.55	$20.41	$17.98	$18.12	$14.74	$11.60	$22.19	$17.65
Value at end of period	$32.15	$32.21	$30.36	$27.55	$20.41	$17.98	$18.12	$14.74	$11.60	$22.19
Number of accumulation units outstanding at end of period	1,423,308	1,538,039	1,605,057	1,567,104	1,652,260	1,616,655	1,635,220	1,827,870	1,795,844	1,901,930
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$17.04
Value at end of period	$19.00
Number of accumulation units outstanding at end of period	232
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.59	$21.04	$23.12	$17.90	$14.98	$18.26	$16.31	$13.02	$23.40	$20.15
Value at end of period	$20.29	$21.59	$21.04	$23.12	$17.90	$14.98	$18.26	$16.31	$13.02	$23.40
Number of accumulation units outstanding at end of period	130,021	138,177	121,941	116,203	113,642	109,027	103,797	135,526	136,696	162,784
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.48	$28.87	$29.00	$21.50	$18.34	$19.25	$15.16	$11.86	$17.88	$18.50
Value at end of period	$34.13	$26.48	$28.87	$29.00	$21.50	$18.34	$19.25	$15.16	$11.86	$17.88
Number of accumulation units outstanding at end of period	518,551	546,257	624,949	689,000	679,825	713,462	759,913	770,867	708,476	746,694
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10	$8.06	$6.11	$10.21
Value at end of period	$16.39	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10	$8.06	$6.11
Number of accumulation units outstanding at end of period	967,850	821,914	678,576	610,487	588,206	649,765	670,832	501,928	172,816
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$21.22	$22.40	$21.65	$16.93	$15.49	$16.69	$14.98	$11.62	$16.18	$14.87
Value at end of period	$23.53	$21.22	$22.40	$21.65	$16.93	$15.49	$16.69	$14.98	$11.62	$16.18
Number of accumulation units outstanding at end of period	25,527	26,426	29,001	29,718	34,235	35,891	31,605	26,404	902	205
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.74	$53.61	$49.94	$35.99	$37.17
Value at end of period	$56.44	$55.74	$53.61	$49.94	$35.99
Number of accumulation units outstanding at end of period	41,912	43,350	49,199	44,424	42,950
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.76	$15.82	$14.78	$11.55	$10.24	$10.35	$9.54	$7.51	$10.86	$10.15
Value at end of period	$16.11	$14.76	$15.82	$14.78	$11.55	$10.24	$10.35	$9.54	$7.51	$10.86
Number of accumulation units outstanding at end of period	307,003	335,219	360,123	376,107	389,166	426,367	437,016	473,052	481,591	544,774

CFI 200

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$47.31	$47.49	$44.21	$37.16	$33.04	$32.83	$30.59	$24.55	$29.46	$26.92
Value at end of period	$49.00	$47.31	$47.49	$44.21	$37.16	$33.04	$32.83	$30.59	$24.55	$29.46
Number of accumulation units outstanding at end of period	171	172	171	174	173	174	194	227	838	908
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$37.23	$36.15	$32.45	$24.76	$21.32	$21.84	$17.53	$12.23	$21.94	$18.16
Value at end of period	$41.42	$37.23	$36.15	$32.45	$24.76	$21.32	$21.84	$17.53	$12.23	$21.94
Number of accumulation units outstanding at end of period	4	4	4	9	9	9	9	9	603	651
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.98	$28.20	$27.14	$27.45	$25.59	$24.22	$22.66	$20.21	$19.25	$18.17
Value at end of period	$28.39	$27.98	$28.20	$27.14	$27.45	$25.59	$24.22	$22.66	$20.21	$19.25
Number of accumulation units outstanding at end of period	126	188	184	184	184	187	179	169	497	548
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.06	$26.94	$25.32	$19.92	$16.75	$19.62	$17.11	$12.55	$22.90	$21.10
Value at end of period	$26.33	$26.06	$26.94	$25.32	$19.92	$16.75	$19.62	$17.11	$12.55	$22.90
Number of accumulation units outstanding at end of period	246	246	246	252	251	252	253	253	896	1,178
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.79	$29.53	$26.39	$20.45	$17.42	$18.58	$16.39	$12.14	$20.34	$17.85
Value at end of period	$30.64	$30.79	$29.53	$26.39	$20.45	$17.42	$18.58	$16.39	$12.14	$20.34
Number of accumulation units outstanding at end of period	2	2	2	6	6	6	10	10	326	750
LAZARAD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.20
Value at end of period	$9.67
Number of accumulation units outstanding at end of period	3,435
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.76	$17.56	$16.88	$12.57	$10.94	$11.26	$9.11	$7.16	$9.38
Value at end of period	$20.93	$16.76	$17.56	$16.88	$12.57	$10.94	$11.26	$9.11	$7.16
Number of accumulation units outstanding at end of period	235,559	236,400	243,621	313,712	246,982	168,310	85,933	43,932	3,939
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.53	$21.55	$19.52	$15.13	$13.34	$14.04	$11.30	$9.02	$15.02	$15.08
Value at end of period	$23.66	$20.53	$21.55	$19.52	$15.13	$13.34	$14.04	$11.30	$9.02	$15.02
Number of accumulation units outstanding at end of period	570,931	613,143	646,996	673,766	680,199	732,383	773,241	982,771	999,731	1,219,708
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.00
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	52,333
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.08	$10.19	$9.73	$9.59
Value at end of period	$10.22	$10.08	$10.19	$9.73
Number of accumulation units outstanding at end of period	394,882	345,427	209,832	62,207
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.66	$16.92	$15.50	$11.35	$10.35	$10.78	$8.88	$6.88	$11.38	$10.71
Value at end of period	$18.13	$16.66	$16.92	$15.50	$11.35	$10.35	$10.78	$8.88	$6.88	$11.38
Number of accumulation units outstanding at end of period	243,814	238,626	231,118	261,692	220,912	396,971	115,669	71,252	48,301	37,013
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.23	$22.29	$21.81	$17.38	$14.53	$15.89	$14.24	$10.47	$17.01	$14.82
Value at end of period	$23.42	$23.23	$22.29	$21.81	$17.38	$14.53	$15.89	$14.24	$10.47	$17.01
Number of accumulation units outstanding at end of period	905,379	714,251	641,929	597,449	571,847	555,729	608,795	592,610	562,865	414,798

CFI 201

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$64.94	$76.33	$80.99	$75.49	$63.10	$77.81	$61.89	$34.40	$66.86	$50.45
Value at end of period	$68.72	$64.94	$76.33	$80.99	$75.49	$63.10	$77.81	$61.89	$34.40	$66.86
Number of accumulation units outstanding at end of period	579,541	625,681	653,677	736,576	724,489	674,108	646,096	624,578	507,978	456,698
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$34.36	$33.39	$32.97	$26.16	$21.79	$24.00	$20.90	$15.10	$25.50	$24.23
Value at end of period	$34.05	$34.36	$33.39	$32.97	$26.16	$21.79	$24.00	$20.90	$15.10	$15.50
Number of accumulation units outstanding at end of period	767	824	788	1,132	1,082	1,066	1,088	1,065	1,793	2,848
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE
SHARES)
Value at beginning of period	$20.80	$21.50	$21.11	$21.35	$19.00	$19.03	$16.71	$14.21	$16.73	$15.40
Value at end of period	$21.94	$20.80	$21.50	$21.11	$21.35	$19.00	$19.03	$16.71	$14.21	$16.73
Number of accumulation units outstanding at end of period	129	373	367	365	365	380	369	354	354	332
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.78	$23.37	$21.09	$15.11	$12.93	$13.36	$10.93	$8.05	$13.08	$13.37
Value at end of period	$25.45	$21.78	$23.37	$21.09	$15.11	$12.93	$13.36	$10.93	$8.05	$13.08
Number of accumulation units outstanding at end of period	174,080	179,212	170,936	150,459	105,758	110,929	142,712	135,726	104,048	87,838
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.69	$15.93	$14.90	$12.94	$11.74	$12.08	$10.91	$9.08	$13.23	$12.21
Value at end of period	$16.44	$15.69	$15.93	$14.90	$12.94	$11.74	$12.08	$10.91	$9.08	$13.23
Number of accumulation units outstanding at end of period	491,787	514,331	565,239	864,034	964,186	1,042,876	1,136,584	1,221,039	1,039,841	1,112,254
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE
CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$5.41	$7.28
Value at end of period	$6.12	$5.41
Number of accumulation units outstanding at end of period	76,584	21,171
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.48	$15.03	$14.73	$16.39	$15.22	$13.77	$12.86	$10.97	$11.93	$10.90
Value at end of period	$15.08	$14.48	$15.03	$14.73	$16.39	$15.22	$13.77	$12.86	$10.97	$11.93
Number of accumulation units outstanding at end of period	1,220,952	1,316,134	1,637,337	2,311,435	3,238,654	2,993,747	2,801,042	2,286,826	1,714,640	866,018
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.20	$7.39	$8.54	$8.80	$7.94	$10.47	$9.12	$5.28	$12.75	$10.24
Value at end of period	$6.52	$6.20	$7.39	$8.54	$8.80	$7.94	$10.47	$9.12	$5.28	$12.75
Number of accumulation units outstanding at end of period	180,390	222,950	227,770	262,506	326,873	339,871	416,859	498,946	347,146	380,615
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.82	$17.68	$17.85	$16.09	$14.00	$14.38	$12.31	$7.75	$12.11	$11.56
Value at end of period	$19.02	$16.82	$17.68	$17.85	$16.09	$14.00	$14.38	$12.31	$7.75	$12.11
Number of accumulation units outstanding at end of period	306,038	327,967	392,946	802,365	768,698	688,529	604,740	631,049	589,305	618,846
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.80	$13.59	$13.48	$10.52	$8.71	$10.27	$8.30	$5.46	$10.17
Value at end of period	$14.46	$13.80	$13.59	$13.48	$10.52	$8.71	$10.27	$8.30	$5.46
Number of accumulation units outstanding at end of period	285,343	274,924	198,033	195,192	148,835	125,207	155,561	85,579	36,361
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.93	$9.93
Value at end of period	$9.95	$9.93
Number of accumulation units outstanding at end of period	110,091	44,068

CFI 202

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.31	$21.43	$21.31	$21.06	$18.37	$19.00	$17.03	$14.47	$13.75	$12.53
Value at end of period	$21.36	$20.31	$21.43	$21.31	$21.06	$18.37	$19.00	$17.03	$14.47	$13.75
Number of accumulation units outstanding at end of period	1,299,618	1,582,998	1,877,478	2,575,397	2,596,041	2,540,197	2,427,527	2,191,368	1,839,213	1,807,197
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.70	$11.79	$11.28	$11.63	$11.09	$10.52	$9.91	$8.71	$9.97
Value at end of period	$11.90	$11.70	$11.79	$11.28	$11.63	$11.09	$10.52	$9.91	$8.71
Number of accumulation units outstanding at end of period	188,792	184,414	146,722	147,967	175,552	145,915	167,025	126,048	40,459
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.17	$21.25	$19.65	$14.83	$12.43	$13.19	$11.87	$8.91	$14.77	$13.45
Value at end of period	$23.80	$22.17	$21.25	$19.65	$14.83	$12.43	$13.19	$11.87	$8.91	$14.77
Number of accumulation units outstanding at end of period	2,643,289	2,779,294	2,957,866	3,070,169	3,142,962	3,449,060	3,884,153	4,122,457	3,497,301	3,695,079
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.23
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	9,762
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.41	$3.32	$3.66	$7.61	$8.75	$9.81
Value at end of period	$3.49	$2.41	$3.32	$3.66	$7.61	$8.75
Number of accumulation units outstanding at end of period	709,634	550,645	739,941	376,742	268,859	110,537
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.33	$27.09	$25.76	$22.30	$19.82	$20.28	$17.95	$15.21	$21.37	$20.44
Value at end of period	$28.10	$26.33	$27.09	$25.76	$22.30	$19.82	$20.28	$17.95	$15.21	$21.37
Number of accumulation units outstanding at end of period	501,564	558,183	632,409	702,138	790,243	883,575	988,621	1,132,032	1,221,727	1,524,448
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.63	$10.04
Value at end of period	$10.66	$9.63
Number of accumulation units outstanding at end of period	111,118	44,399
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.29	$14.03	$13.96	$14.69	$13.89	$13.53	$11.80	$9.80	$11.71	$10.88
Value at end of period	$13.98	$13.29	$14.03	$13.96	$14.69	$13.89	$13.53	$11.80	$9.80	$11.71
Number of accumulation units outstanding at end of period	2,362	2,410	861,388	1,353,585	1,424,433	1,463,499	1,423,354	1,438,469	1,398,547	1,353,515
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.35	$10.02
Value at end of period	$9.82	$9.35
Number of accumulation units outstanding at end of period	1,129,928	1,327,396
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$9.72	$10.16	$10.07
Value at end of period	$10.28	$9.72	$10.16
Number of accumulation units outstanding at end of period	113,664	153,867	31,383
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$13.91	$13.82	$13.31	$13.69	$13.44	$12.64	$12.02	$11.56	$10.93	$10.44
Value at end of period	$13.99	$13.91	$13.82	$13.31	$13.69	$13.44	$12.64	$12.02	$11.56	$10.93
Number of accumulation units outstanding at end of period	43,864	32,892	34,013	30,420	29,369	24,279	21,879	16,626	9,391	6,705

CFI 203

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.36	$13.49	$13.62	$13.76	$13.89	$14.03	$14.14	$14.23	$14.00	$13.45
Value at end of period	$13.25	$13.36	$13.49	$13.62	$13.76	$13.89	$14.03	$14.14	$14.23	$14.00
Number of accumulation units outstanding at end of period	2,667,211	2,500,323	2,439,906	2,746,407	2,686,771	3,191,766	3,172,902	3,839,351	4,585,229	3,818,074
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.96	$25.58	$23.33	$18.04	$15.74	$15.94	$14.10	$10.94	$17.71	$16.66
Value at end of period	$27.13	$24.96	$25.58	$23.33	$18.04	$15.74	$15.94	$14.10	$10.94	$17.71
Number of accumulation units outstanding at end of period	2,296,950	2,573,348	2,796,332	2,980,033	2,784,865	3,122,470	3,499,681	3,375,353	3,711,290	4,688,558
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.55	$18.09	$18.06	$17.27	$15.30	$14.80	$13.08	$8.85	$11.53	$11.33
Value at end of period	$19.91	$17.55	$18.09	$18.06	$17.27	$15.30	$14.80	$13.08	$8.85	$11.53
Number of accumulation units outstanding at end of period	211,341	218,348	256,687	278,013	304,213	176,625	161,479	113,042	50,114	57,290
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.09	$33.14	$29.40	$22.34	$19.72	$19.93	$17.67	$14.48	$23.30	$22.41
Value at end of period	$36.13	$33.09	$33.14	$29.40	$22.34	$19.72	$19.93	$17.67	$14.48	$23.30
Number of accumulation units outstanding at end of period	1,848,916	1,831,586	1,884,887	1,851,092	1,908,669	2,055,559	2,273,303	2,739,321	2,687,577	3,132,136
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.10	$38.16	$35.18	$26.41	$22.66	$23.15	$19.18	$14.71	$23.80	$22.78
Value at end of period	$43.40	$37.10	$38.16	$35.18	$26.41	$22.66	$23.15	$19.18	$14.71	$23.80
Number of accumulation units outstanding at end of period	948,602	971,244	1,009,096	998,425	1,038,875	1,145,391	1,254,091	1,651,797	1,636,315	1,875,734
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.45	$26.56	$25.45	$18.01	$16.19	$16.47	$13.54	$10.96	$16.66	$17.95
Value at end of period	$32.09	$25.45	$26.56	$25.45	$18.01	$16.19	$16.47	$13.54	$10.96	$16.66
Number of accumulation units outstanding at end of period	691,570	700,206	739,589	765,486	725,343	764,655	850,072	1,051,625	985,346	1,119,154
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$15.74	$16.21	$15.64
Value at end of period	$16.81	$15.74	$16.21
Number of accumulation units outstanding at end of period	3,038	700	334
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.39	$23.49	$22.24	$22.49	$20.77	$19.50	$17.93	$16.24	$17.92	$17.07
Value at end of period	$24.16	$23.39	$23.49	$22.24	$22.49	$20.77	$19.50	$17.93	$16.24	$17.92
Number of accumulation units outstanding at end of period	2,080,880	2,107,186	1,154,880	1,277,382	1,467,500	1,403,969	1,500,245	1,623,258	1,700,056	2,009,478
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.00	$9.17	$9.84	$8.19	$6.97	$8.01	$7.50	$5.93	$9.40
Value at end of period	$8.98	$9.00	$9.17	$9.84	$8.19	$6.97	$8.01	$7.50	$5.93
Number of accumulation units outstanding at end of period	707,557	645,584	464,004	403,035	334,897	320,786	310,919	351,572	4,697
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.54	$17.61	$15.65	$12.07	$10.32	$10.31
Value at end of period	$19.09	$18.54	$17.61	$15.65	$12.07	$10.32
Number of accumulation units outstanding at end of period	2,676,783	2,848,723	2,874,319	1,754,560	1,568,932	1,277,826
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.97	$13.72	$12.58	$9.71	$8.55	$8.35	$7.06	$6.33	$9.15	$9.37
Value at end of period	$14.63	$12.97	$13.72	$12.58	$9.71	$8.55	$8.35	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	3,600,615	4,030,668	4,449,918	4,322,074	3,408,810	3,715,931	2,461,577	3,001,481	2,802,649	3,096,950
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.22	$26.34	$24.45	$18.71	$16.55	$16.80	$13.02	$9.30	$15.05	$12.09
Value at end of period	$27.84	$26.22	$26.34	$24.45	$18.71	$16.55	$16.80	$13.02	$9.30	$15.05
Number of accumulation units outstanding at end of period	702,576	696,197	722,454	801,153	623,094	331,079	198,549	149,841	121,057	83,259

CFI 204

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during July 2016)
Value at beginning of period	$9.99
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	521
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.64	$15.85	$13.89	$10.73	$9.81	$10.36	$9.01	$7.31	$11.28	$10.81
Value at end of period	$16.85	$15.64	$15.85	$13.89	$10.73	$9.81	$10.36	$9.01	$7.31	$11.28
Number of accumulation units outstanding at end of period	76,977	107,257	80,641	74,237	73,553	68,758	68,157	85,906	83,534	102,304
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.57	$24.00	$21.43	$16.40	$14.47	$14.02	$12.56	$10.70
Value at end of period	$26.97	$25.57	$24.00	$21.43	$16.40	$14.47	$14.02	$12.56
Number of accumulation units outstanding at end of period	447,701	263,247	117,561	72,026	58,318	33,613	31,564	20,615
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.50	$15.33	$13.72	$10.49	$9.17	$9.03	$8.13	$6.64	$9.82
Value at end of period	$17.02	$15.50	$15.33	$13.72	$10.49	$9.17	$9.03	$8.13	$6.64
Number of accumulation units outstanding at end of period	910,693	778,297	548,712	415,194	311,379	215,476	176,943	152,020	6,921
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.52	$21.54	$19.39	$14.90	$12.98	$13.03	$11.85	$10.06
Value at end of period	$23.43	$20.52	$21.54	$19.39	$14.90	$12.98	$13.03	$11.85
Number of accumulation units outstanding at end of period	140,977	97,608	80,216	62,655	30,036	22,347	20,721	22,512
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.56	$26.02	$23.66	$17.71	$15.49	$16.00	$12.84	$11.41
Value at end of period	$27.03	$25.56	$26.02	$23.66	$17.71	$15.49	$16.00	$12.84
Number of accumulation units outstanding at end of period	168,288	127,203	76,643	69,386	44,677	44,248	39,442	27,968
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.36	$17.00	$15.24	$11.47	$9.90	$10.19	$8.22	$5.92	$10.34
Value at end of period	$18.37	$16.36	$17.00	$15.24	$11.47	$9.90	$10.19	$8.22	$5.92
Number of accumulation units outstanding at end of period	748,904	616,625	409,229	296,380	211,416	173,172	112,404	61,223	6,947
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.09	$17.03	$16.39	$11.93	$10.39	$10.92	$8.72	$6.96	$10.05
Value at end of period	$19.29	$16.09	$17.03	$16.39	$11.93	$10.39	$10.92	$8.72	$6.96
Number of accumulation units outstanding at end of period	588,580	496,345	346,754	299,111	202,565	173,908	97,614	55,268	12,287
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.41	$17.75	$16.97	$12.33	$10.81	$10.83	$8.26	$6.37	$9.82	$9.01
Value at end of period	$19.55	$17.41	$17.75	$16.97	$12.33	$10.81	$10.83	$8.26	$6.37	$9.82
Number of accumulation units outstanding at end of period	547,173	585,811	500,285	537,316	403,013	341,819	373,908	256,579	197,318	149,833
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.13	$50.02	$47.42	$34.77	$30.67	$31.76	$25.79	$20.42	$29.92	$28.54
Value at end of period	$60.56	$49.13	$50.02	$47.42	$34.77	$30.67	$31.76	$25.79	$20.42	$29.92
Number of accumulation units outstanding at end of period	432,727	424,083	429,760	451,643	472,664	521,379	569,735	622,413	590,550	648,029
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.87	$15.03	$14.38	$12.49	$11.12	$11.59	$10.29	$8.26	$12.62	$12.18
Value at end of period	$15.59	$14.87	$15.03	$14.38	$12.49	$11.12	$11.59	$10.29	$8.26	$12.62
Number of accumulation units outstanding at end of period	603,764	595,660	598,768	564,661	578,458	486,409	424,397	420,890	214,323	150,320

CFI 205

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.51	$15.75	$15.05	$12.63	$11.08	$11.74	$10.35	$8.14	$13.06	$12.53
Value at end of period	$16.32	$15.51	$15.75	$15.05	$12.63	$11.08	$11.74	$10.35	$8.14	$13.06
Number of accumulation units outstanding at end of period	788,630	782,242	771,047	686,403	631,358	486,904	432,013	407,307	282,299	143,180
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.89	$16.20	$15.43	$12.62	$11.04	$11.76	$10.31	$8.02	$13.47	$12.87
Value at end of period	$16.74	$15.89	$16.20	$15.43	$12.62	$11.04	$11.76	$10.31	$8.02	$13.47
Number of accumulation units outstanding at end of period	524,289	526,731	492,301	443,558	415,159	355,767	332,260	280,819	165,753	113,691
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.65	$15.95	$15.16	$12.40	$10.84	$11.54	$10.26
Value at end of period	$16.50	$15.65	$15.95	$15.16	$12.40	$10.84	$11.54
Number of accumulation units outstanding at end of period	115,093	137,806	101,721	43,838	20,646	11,811	853
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.29	$12.47	$11.84	$10.34	$9.19	$9.51	$8.52	$6.93	$9.23
Value at end of period	$12.93	$12.29	$12.47	$11.84	$10.34	$9.19	$9.51	$8.52	$6.93
Number of accumulation units outstanding at end of period	22,041	22,007	18,950	12,250	11,655	5,869	3,097	2,058	1,119
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.09	$14.22	$13.58	$12.82	$11.80	$11.87	$10.94	$9.43	$11.43	$10.97
Value at end of period	$14.57	$14.09	$14.22	$13.58	$12.82	$11.80	$11.87	$10.94	$9.43	$11.43
Number of accumulation units outstanding at end of period	372,157	425,957	95,925	41,345	56,830	83,052	75,701	76,015	64,790	32,055
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.22	$12.39	$11.86	$10.93	$9.86	$10.03	$9.11	$7.65	$9.43
Value at end of period	$12.81	$12.22	$12.39	$11.86	$10.93	$9.86	$10.03	$9.11	$7.65
Number of accumulation units outstanding at end of period	104,920	84,268	84,155	47,805	26,586	21,289	14,744	16,404	21,087
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.07	$23.35	$22.12	$19.93	$17.92	$17.78	$16.17	$13.86	$18.31	$17.48
Value at end of period	$24.14	$23.07	$23.35	$22.12	$19.93	$17.92	$17.78	$16.17	$13.86	$18.31
Number of accumulation units outstanding at end of period	187,635	185,978	209,370	218,913	199,131	216,659	213,347	258,448	268,083	297,742
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.54	$24.07	$22.81	$18.82	$16.53	$17.20	$15.37	$12.39	$19.58	$18.83
Value at end of period	$24.93	$23.54	$24.07	$22.81	$18.82	$16.53	$17.20	$15.37	$12.39	$19.58
Number of accumulation units outstanding at end of period	282,595	287,646	333,245	334,501	344,604	355,825	364,440	416,480	412,934	486,642
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.90	$23.26	$22.02	$19.08	$16.96	$17.23	$15.54	$12.88	$18.71	$17.92
Value at end of period	$24.18	$22.90	$23.26	$22.02	$19.08	$16.96	$17.23	$15.54	$12.88	$18.71
Number of accumulation units outstanding at end of period	271,069	270,146	285,252	240,039	218,397	193,617	230,541	216,269	243,241	284,307
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.29	$12.39	$11.83	$12.26	$11.93	$11.24	$10.69	$10.20	$9.87
Value at end of period	$12.45	$12.29	$12.39	$11.83	$12.26	$11.93	$11.24	$10.69	$10.20
Number of accumulation units outstanding at end of period	226,623	139,710	115,169	86,682	82,672	79,019	69,523	76,709	50,549
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.32	$20.30	$18.09	$13.84	$12.07	$11.98	$10.54	$8.44	$13.55	$13.00
Value at end of period	$22.47	$20.32	$20.30	$18.09	$13.84	$12.07	$11.98	$10.54	$8.44	$13.55
Number of accumulation units outstanding at end of period	82,596	54,454	36,748	9,525	2,839	21,652	2,307	1,777	677	161
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.10	$28.89	$25.94	$19.95	$17.32	$18.06	$14.95	$11.13	$15.31	$15.92
Value at end of period	$34.52	$28.10	$28.89	$25.94	$19.95	$17.32	$18.06	$14.95	$11.13	$15.31
Number of accumulation units outstanding at end of period	433,592	359,196	361,499	435,110	424,190	396,015	369,216	278,723	186,081	186,273

CFI 206

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.96	$30.80	$29.82	$21.69	$18.31	$18.09	$14.45	$10.79	$18.55	$17.66
Value at end of period	$30.21	$28.96	$30.80	$29.82	$21.69	$18.31	$18.09	$14.45	$10.79	$18.55
Number of accumulation units outstanding at end of period	386,243	477,909	562,071	554,727	470,454	491,852	522,484	631,247	554,433	628,758
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.60	$13.93	$12.34	$11.99	$9.60	$10.23	$8.88	$6.71	$9.74
Value at end of period	$13.58	$13.60	$13.93	$12.34	$11.99	$9.60	$10.23	$8.88	$6.71
Number of accumulation units outstanding at end of period	609,985	661,625	710,502	899,579	900,385	926,856	960,063	932,710	874,548
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.09	$16.77	$13.04	$12.91	$11.29	$10.41	$8.22	$6.11	$10.03	$12.32
Value at end of period	$17.64	$17.09	$16.77	$13.04	$12.91	$11.29	$10.41	$8.22	$6.11	$10.03
Number of accumulation units outstanding at end of period	733,443	758,836	792,173	817,575	866,048	733,225	668,543	712,985	554,232	377,822
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.57	$29.00	$25.97	$19.46	$17.51	$18.56	$16.73	$12.84	$21.33	$20.69
Value at end of period	$31.73	$29.57	$29.00	$25.97	$19.46	$17.51	$18.56	$16.73	$12.84	$21.33
Number of accumulation units outstanding at end of period	59,872	68,655	75,525	71,389	79,894	72,715	89,425	98,159	84,262	66,258
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$16.02	$15.51	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28	$10.08
Value at end of period	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28
Number of accumulation units outstanding at end of period	82,990	81,554	48,696	69,648	45,933	33,010	25,177	19,341	22,550	13,923
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.61	$22.19	$21.15	$15.70	$13.84	$15.69	$12.35	$8.96	$14.87	$13.12
Value at end of period	$23.92	$21.61	$22.19	$21.15	$15.70	$13.84	$15.69	$12.35	$8.96	$14.87
Number of accumulation units outstanding at end of period	382,934	422,979	475,489	741,274	829,415	1,019,343	961,606	811,140	569,771	288,484
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.60	$21.06	$19.49	$14.58	$12.41	$12.80	$11.23	$8.83	$14.04	$14.51
Value at end of period	$22.86	$19.60	$21.06	$19.49	$14.58	$12.41	$12.80	$11.23	$8.83	$14.04
Number of accumulation units outstanding at end of period	368,563	412,647	437,941	449,047	433,718	469,212	502,699	617,334	626,096	1,286,423
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.41	$18.32	$16.98	$13.73	$12.74	$13.01	$11.70	$9.63	$12.25	$12.39
Value at end of period	$21.02	$18.41	$18.32	$16.98	$13.73	$12.74	$13.01	$11.70	$9.63	$12.25
Number of accumulation units outstanding at end of period	4,447	4,215	2,141,553	2,046,895	2,067,923	2,112,686	2,253,033	2,597,190	2,829,579	3,507,975
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.05	$18.78	$17.23	$13.00	$11.46	$11.83	$10.62	$8.66	$12.90	$12.70
Value at end of period	$21.43	$18.05	$18.78	$17.23	$13.00	$11.46	$11.83	$10.62	$8.66	$12.90
Number of accumulation units outstanding at end of period	256,100	283,868	273,920	291,884	259,812	279,345	342,284	399,045	314,225	302,905
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.92	$21.49	$21.51	$23.05	$19.55	$24.15	$20.28	$11.94	$24.75	$18.05
Value at end of period	$20.04	$17.92	$21.49	$21.51	$23.05	$19.55	$24.15	$20.28	$11.94	$24.75
Number of accumulation units outstanding at end of period	156,435	130,560	157,440	152,399	168,724	159,498	189,757	219,825	206,597	231,591
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.34	$31.60	$27.76	$21.31	$17.94	$17.79	$14.62	$11.75	$17.72	$17.49
Value at end of period	$34.45	$30.34	$31.60	$27.76	$21.31	$17.94	$17.79	$14.62	$11.75	$17.72
Number of accumulation units outstanding at end of period	558,648	520,172	501,486	460,690	343,882	296,234	295,719	303,115	296,735	390,468
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.53	$23.63	$22.02	$16.01	$13.62	$13.95	$11.12	$8.82	$12.71	$13.06
Value at end of period	$27.12	$22.53	$23.63	$22.02	$16.01	$13.62	$13.95	$11.12	$8.82	$12.71
Number of accumulation units outstanding at end of period	280,149	269,912	244,053	166,219	93,630	51,309	52,307	34,156	33,115	26,743

CFI 207

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.27	$18.87	$19.41	$15.42	$12.80	$14.07	$12.25	$8.86	$15.00	$14.21
Value at end of period	$20.11	$20.27	$18.87	$19.41	$15.42	$12.80	$14.07	$12.25	$8.86	$15.00
Number of accumulation units outstanding at end of period	18,232	17,497	3,428,908	3,485,355	3,711,808	3,801,021	4,165,115	4,708,925	4,895,755	6,330,355
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.90	$18.95	$19.07	$17.15	$14.91	$15.17	$12.87	$7.78	$11.13	$10.59
Value at end of period	$20.25	$17.90	$18.95	$19.07	$17.15	$14.91	$15.17	$12.87	$7.78	$11.13
Number of accumulation units outstanding at end of period	269,370	286,962	316,174	318,955	230,657	198,670	195,117	137,395	60,170	70,355
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.19	$21.30	$19.18	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43
Value at end of period	$23.73	$22.19	$21.30	$19.18	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85
Number of accumulation units outstanding at end of period	7,310,113	6,581,577	5,916,489	5,435,817	4,947,953	4,342,117	4,003,047	3,840,472	3,247,292	3,707,037
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.71	$23.48	$21.21	$15.84	$13.78	$14.46	$11.36	$7.84	$13.48	$12.01
Value at end of period	$25.22	$23.71	$23.48	$21.21	$15.84	$13.78	$14.46	$11.36	$7.84	$13.48
Number of accumulation units outstanding at end of period	66	66	1,790,049	1,870,161	2,029,088	2,071,324	2,220,215	2,362,841	2,328,633	2,600,164
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.44	$25.43	$23.90	$18.61	$16.04	$16.34	$14.36	$11.60	$18.23	$17.87
Value at end of period	$27.56	$23.44	$25.43	$23.90	$18.61	$16.04	$16.34	$14.36	$11.60	$18.23
Number of accumulation units outstanding at end of period	390,829	405,541	420,241	422,450	420,961	393,593	407,836	435,884	311,881	299,385
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$43.37	$39.53	$36.74	$26.65	$22.64	$23.11	$19.98	$14.11	$24.67	$22.67
Value at end of period	$43.59	$43.37	$39.53	$36.74	$26.65	$22.64	$23.11	$19.98	$14.11	$24.67
Number of accumulation units outstanding at end of period	866,975	901,074	824,862	749,882	754,643	731,264	750,958	918,354	877,473	941,944
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.53	$15.83	$16.17	$14.29	$12.15	$14.00	$12.43	$9.12	$18.25	$15.29
Value at end of period	$15.66	$15.53	$15.83	$16.17	$14.29	$12.15	$14.00	$12.43	$9.12	$18.25
Number of accumulation units outstanding at end of period	74,861	76,954	100,527	98,977	94,290	101,944	103,601	122,393	118,675	121,844
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.60	$10.03	$10.84	$9.11	$7.74	$8.88	$8.24	$6.30	$10.20
Value at end of period	$9.68	$9.60	$10.03	$10.84	$9.11	$7.74	$8.88	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,030,746	1,101,605	1,144,455	1,227,483	1,345,055	1,000,279	1,081,566	1,174,934	1,233,294
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.02	$13.13	$13.64	$10.55	$8.75	$9.37	$8.78	$6.71	$11.23	$11.08
Value at end of period	$13.19	$12.02	$13.13	$13.64	$10.55	$8.75	$9.37	$8.78	$6.71	$11.23
Number of accumulation units outstanding at end of period	57,026	66,572	68,296	70,443	52,643	45,090	49,193	47,978	38,955	33,966
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.99	$12.09	$12.78	$10.55	$8.76	$10.37	$8.38	$5.65	$10.50	$10.12
Value at end of period	$11.70	$11.99	$12.09	$12.78	$10.55	$8.76	$10.37	$8.38	$5.65	$10.50
Number of accumulation units outstanding at end of period	620,856	703,311	696,357	618,548	522,365	458,604	437,431	338,140	237,477	309,588
WANGER SELECT
Value at beginning of period	$21.53	$21.69	$21.24	$15.94	$13.59	$16.68	$13.31	$8.09	$16.04	$14.81
Value at end of period	$24.16	$21.53	$21.69	$21.24	$15.94	$13.59	$16.68	$13.31	$8.09	$16.04
Number of accumulation units outstanding at end of period	599,746	682,009	725,008	783,984	861,491	928,404	1,033,204	932,387	736,136	865,789
WANGER USA
Value at beginning of period	$22.42	$22.79	$21.97	$16.59	$13.96	$14.61	$11.96	$8.50	$14.23	$13.64
Value at end of period	$25.24	$22.42	$22.79	$21.97	$16.59	$13.96	$14.61	$11.96	$8.50	$14.23
Number of accumulation units outstanding at end of period	567,103	604,566	646,645	787,098	870,892	866,682	682,583	612,093	495,854	393,115

CFI 208

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.52	$19.77	$17.96	$13.76	$12.36	$11.66	$10.40	$8.82	$13.33	$12.96
Value at end of period	$21.91	$19.52	$19.77	$17.96	$13.76	$12.36	$11.66	$10.40	$8.82	$13.33
Number of accumulation units outstanding at end of period	1,106,931	985,536	943,969	942,360	922,859	935,569	961,182	1,150,809	1,086,017	1,229,889
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$34.65	$36.67	$34.50	$25.23	$22.47	$23.19	$19.11	$14.86	$22.00	$24.17
Value at end of period	$44.21	$34.65	$36.67	$34.50	$25.23	$22.47	$23.19	$19.11	$14.86	$22.00
Number of accumulation units outstanding at end of period	358,844	365,952	395,622	435,437	470,296	509,276	559,217	607,006	555,936	687,600

TABLE 24

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.02	$20.73	$19.99	$14.99	$13.19	$14.06	$12.97	$11.22
Value at end of period	$21.21	$21.02	$20.73	$19.99	$14.99	$13.19	$14.06	$12.97
Number of accumulation units outstanding at end of period	562	694	483	538	314	232	276	276
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.92	$16.15	$14.32	$11.78	$10.70	$11.02	$9.61	$8.61
Value at end of period	$16.95	$15.92	$16.15	$14.32	$11.78	$10.70	$11.02	$9.61
Number of accumulation units outstanding at end of period	3,583	2,446	2,742	3,423	3,078	1,670	1,777	217
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.02	$16.67	$15.44	$12.03	$11.08	$10.99	$10.17
Value at end of period	$17.34	$16.02	$16.67	$15.44	$12.03	$11.08	$10.99
Number of accumulation units outstanding at end of period	2,345	4,539	4,035	5,013	1,448	64	50
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.67	$12.06	$11.87	$13.20	$12.50	$11.18	$10.71	$10.14
Value at end of period	$12.10	$11.67	$12.06	$11.87	$13.20	$12.50	$11.18	$10.71
Number of accumulation units outstanding at end of period	1,388	1,684	1,371	6,226	12,069	16,980	7,231	1,792
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.30	$9.65
Value at end of period	$9.84	$9.30
Number of accumulation units outstanding at end of period	2,705	1,930
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.00	$18.97	$17.28	$12.07	$10.14	$11.72
Value at end of period	$20.59	$18.00	$18.97	$17.28	$12.07	$10.14
Number of accumulation units outstanding at end of period	3,835	2,752	981	2,422	1,937	1,821

CFI 209

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.96	$11.52	$11.76	$9.49	$7.65	$8.34	$7.95	$5.75	$9.02
Value at end of period	$9.80	$10.96	$11.52	$11.76	$9.49	$7.65	$8.34	$7.95	$5.75
Number of accumulation units outstanding at end of period	5,559	9,130	7,421	8,061	3,092	2,254	931	779	166
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.21	$19.40	$17.87	$12.50	$10.85	$12.00
Value at end of period	$21.13	$17.21	$19.40	$17.87	$12.50	$10.85
Number of accumulation units outstanding at end of period	4,083	2,063	949	2,521	85	85
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.15	$9.41
Value at end of period	$10.44	$9.15
Number of accumulation units outstanding at end of period	4,507	538
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.07	$10.60
Value at end of period	$9.36	$10.07
Number of accumulation units outstanding at end of period	1,863	4,140
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.12	$24.01	$22.80	$17.29	$15.43	$15.69	$12.61	$12.15
Value at end of period	$26.77	$22.12	$24.01	$22.80	$17.29	$15.43	$15.69	$12.61
Number of accumulation units outstanding at end of period	1,470	626	482	2,420	2,453	2,630	87	7
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.87	$24.66	$22.74	$19.47	$17.80	$17.21	$15.51	$12.51	$18.41	$18.11
Value at end of period	$25.47	$23.87	$24.66	$22.74	$19.47	$17.80	$17.21	$15.51	$12.51	$18.41
Number of accumulation units outstanding at end of period	10,142	2,441	1,067	2,784	2,465	3,895	8,228	9,009	12,996	28,402
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$14.80	$14.25	$11.06	$10.84	$9.37
Value at end of period	$15.47	$14.80	$14.25	$11.06	$10.84
Number of accumulation units outstanding at end of period	1,193	931	1,251	3,489	1,602
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.26	$13.71	$12.40	$9.57	$8.42	$8.96	$7.79	$6.18	$8.87
Value at end of period	$15.06	$13.26	$13.71	$12.40	$9.57	$8.42	$8.96	$7.79	$6.18
Number of accumulation units outstanding at end of period	592	982	877	777	674	755	1,244	955	233
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.72	$15.68	$14.15	$10.58	$9.18	$9.69	$7.97	$7.88
Value at end of period	$16.59	$14.72	$15.68	$14.15	$10.58	$9.18	$9.69	$7.97
Number of accumulation units outstanding at end of period	614	950	594	363	277	247	141	23
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.63	$12.56	$12.37
Value at end of period	$15.08	$11.63	$12.56
Number of accumulation units outstanding at end of period	2,815	254	136

CFI 210

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.36	$19.72	$20.48	$17.22	$14.60	$17.07	$15.77	$11.46	$19.48	$16.56
Value at end of period	$19.29	$19.36	$19.72	$20.48	$17.22	$14.60	$17.07	$15.77	$11.46	$19.48
Number of accumulation units outstanding at end of period	38,038	43,199	38,522	28,071	29,185	31,577	44,836	56,875	66,850	146,947
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$47.96	$48.14	$43.46	$33.45	$29.04	$30.10	$25.95	$19.33	$33.97	$29.20
Value at end of period	$51.26	$47.96	$48.14	$43.46	$33.45	$29.04	$30.10	$25.95	$19.33	$33.97
Number of accumulation units outstanding at end of period	51,558	123,440	123,296	116,485	117,965	129,622	158,889	166,720	219,261	341,656
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.49	$31.03	$28.85	$22.75	$19.60	$19.61	$17.21	$13.36	$23.54	$23.43
Value at end of period	$34.44	$29.49	$31.03	$28.85	$22.75	$19.60	$19.61	$17.21	$13.36	$23.54
Number of accumulation units outstanding at end of period	27,924	59,483	47,338	53,196	55,572	65,859	82,239	85,701	125,299	262,429
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.90	$30.08	$27.31	$20.24	$17.84	$17.99	$14.64	$11.53	$22.06	$17.56
Value at end of period	$31.82	$31.90	$30.08	$27.31	$20.24	$17.84	$17.99	$14.64	$11.53	$22.06
Number of accumulation units outstanding at end of period	31,950	26,033	26,251	52,303	47,220	59,919	57,947	60,361	104,016	302,333
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.38	$20.85	$22.92	$17.76	$14.86	$18.13	$16.20	$12.94	$23.26	$20.04
Value at end of period	$20.08	$21.38	$20.85	$22.92	$17.76	$14.86	$18.13	$16.20	$12.94	$23.26
Number of accumulation units outstanding at end of period	1,407	1,397	2,309	7,973	10,569	10,679	10,158	10,238	13,669	20,550
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.28	$28.68	$28.82	$21.38	$18.25	$19.16	$15.10	$11.81	$17.83	$18.45
Value at end of period	$33.86	$26.28	$28.68	$28.82	$21.38	$18.25	$19.16	$15.10	$11.81	$17.83
Number of accumulation units outstanding at end of period	15,174	24,418	21,107	18,417	20,223	23,094	29,350	31,209	27,827	48,377
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.66	$14.33	$13.30	$10.22	$8.82	$9.09	$8.06	$6.11	$9.89
Value at end of period	$16.31	$14.66	$14.33	$13.30	$10.22	$8.82	$9.09	$8.06	$6.11
Number of accumulation units outstanding at end of period	21,903	16,272	12,662	10,781	9,648	8,822	9,318	6,917	2,982
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.34	$18.32	$17.71	$13.86	$12.69	$13.67	$12.28	$10.46
Value at end of period	$19.22	$17.34	$18.32	$17.71	$13.86	$12.69	$13.67	$12.28
Number of accumulation units outstanding at end of period	461	175	0	0	0	0	35	0
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.63	$53.54	$49.89	$35.98	$37.16
Value at end of period	$56.30	$55.63	$53.54	$49.89	$35.98
Number of accumulation units outstanding at end of period	4,858	4,426	4,337	6,890	6,887
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.64	$15.70	$14.67	$11.47	$10.18	$10.29	$9.49	$7.48	$10.82	$10.11
Value at end of period	$15.97	$14.64	$15.70	$14.67	$11.47	$10.18	$10.29	$9.49	$7.48	$10.82
Number of accumulation units outstanding at end of period	6,464	7,107	7,167	36,351	46,367	52,221	59,066	64,029	86,234	115,519
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during December 2010)
Value at beginning of period	$30.49	$29.25	$26.16	$20.28	$17.29	$18.45	$18.38
Value at end of period	$30.33	$30.49	$29.25	$26.16	$20.28	$17.29	$18.45
Number of accumulation units outstanding at end of period	0	0	0	7	4	2	1

CFI 211

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LAZARAD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.20
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	6
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.70	$17.50	$16.83	$12.55	$10.92	$11.24	$9.11	$7.16	$10.14
Value at end of period	$20.84	$16.70	$17.50	$16.83	$12.55	$10.92	$11.24	$9.11	$7.16
Number of accumulation units outstanding at end of period	2,404	2,281	2,023	1,801	1,550	364	319	234	180
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.38	$21.41	$19.40	$15.04	$13.27	$13.97	$11.26	$8.98	$14.97	$15.04
Value at end of period	$23.48	$20.38	$21.41	$19.40	$15.04	$13.27	$13.97	$11.26	$8.98	$14.97
Number of accumulation units outstanding at end of period	9,468	8,859	8,686	18,210	17,979	20,886	20,198	22,904	40,910	68,025
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2014)
Value at beginning of period	$10.07	$10.18	$9.90
Value at end of period	$10.20	$10.07	$10.18
Number of accumulation units outstanding at end of period	7,637	2,799	1,535
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.58	$16.85	$15.44	$11.31	$10.32	$10.75	$8.87	$6.87	$11.37	$10.71
Value at end of period	$18.03	$16.58	$16.85	$15.44	$11.31	$10.32	$10.75	$8.87	$6.87	$11.37
Number of accumulation units outstanding at end of period	7,109	6,139	2,307	4,789	4,354	3,915	3,964	3,670	1,456	575
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.10	$22.17	$21.71	$17.30	$14.48	$15.84	$14.20	$10.44	$16.98	$14.80
Value at end of period	$23.28	$23.10	$22.17	$21.71	$17.30	$14.48	$15.84	$14.20	$10.44	$16.98
Number of accumulation units outstanding at end of period	7,914	116,465	115,801	9,586	8,695	8,169	7,033	6,287	12,246	14,536
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$64.44	$75.78	$80.44	$75.03	$62.74	$77.41	$61.60	$34.26	$66.61	$50.29
Value at end of period	$68.16	$64.44	$75.78	$80.44	$75.03	$62.74	$77.41	$61.60	$34.26	$66.61
Number of accumulation units outstanding at end of period	5,288	3,271	3,398	9,495	9,030	10,146	13,304	13,796	25,177	28,076
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.66	$23.26	$21.00	$15.05	$12.89	$13.32	$10.91	$8.03	$13.06	$13.36
Value at end of period	$25.30	$21.66	$23.26	$21.00	$15.05	$12.89	$13.32	$10.91	$8.03	$13.06
Number of accumulation units outstanding at end of period	2,884	2,859	2,927	4,450	3,538	3,654	3,842	3,874	3,696	2,541
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.57	$15.82	$14.80	$12.86	$11.67	$12.02	$10.85	$9.04	$13.19	$12.18
Value at end of period	$16.30	$15.57	$15.82	$14.80	$12.86	$11.67	$12.02	$10.85	$9.04	$13.19
Number of accumulation units outstanding at end of period	9,598	13,358	11,389	16,093	14,662	13,970	16,401	23,714	25,495	95,473
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2016)
Value at beginning of period	$6.20
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	277
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.39	$14.95	$14.66	$16.31	$15.16	$13.72	$12.82	$10.95	$11.90	$10.88
Value at end of period	$14.98	$14.39	$14.95	$14.66	$16.31	$15.16	$13.72	$12.82	$10.95	$11.90
Number of accumulation units outstanding at end of period	27,988	43,917	38,274	46,915	50,145	45,457	36,159	26,578	27,192	9,460

CFI 212

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.17	$7.37	$8.51	$8.78	$7.92	$10.45	$9.11	$5.27	$12.75	$10.67
Value at end of period	$6.49	$6.17	$7.37	$8.51	$8.78	$7.92	$10.45	$9.11	$5.27	$12.75
Number of accumulation units outstanding at end of period	7,859	6,874	6,009	9,038	12,179	10,932	10,346	9,942	13,808	9,558
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.72	$17.59	$17.76	$16.02	$13.95	$14.34	$12.27	$7.73	$12.09	$11.54
Value at end of period	$18.90	$16.72	$17.59	$17.76	$16.02	$13.95	$14.34	$12.27	$7.73	$12.09
Number of accumulation units outstanding at end of period	4,668	6,956	5,649	6,544	7,405	7,550	9,675	13,212	23,034	29,781
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.75	$13.54	$13.44	$10.50	$8.69	$10.26	$8.29	$5.46	$5.98
Value at end of period	$14.39	$13.75	$13.54	$13.44	$10.50	$8.69	$10.26	$8.29	$5.46
Number of accumulation units outstanding at end of period	3,176	3,176	1,515	3,026	809	1,386	2,756	1,720	214
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$9.93	$9.99
Value at end of period	$9.94	$9.93
Number of accumulation units outstanding at end of period	586	48
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.20	$21.32	$21.21	$20.97	$18.30	$18.94	$16.98	$14.44	$13.73	$12.52
Value at end of period	$21.23	$20.20	$21.32	$21.21	$20.97	$18.30	$18.94	$16.98	$14.44	$13.73
Number of accumulation units outstanding at end of period	24,665	32,427	29,163	39,708	37,556	44,896	44,246	51,997	65,934	54,015
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.66	$11.75	$11.25	$11.60	$11.07	$10.51	$9.90	$8.71	$9.69
Value at end of period	$11.85	$11.66	$11.75	$11.25	$11.60	$11.07	$10.51	$9.90	$8.71
Number of accumulation units outstanding at end of period	8,104	4,860	5,063	8,851	8,076	7,792	5,280	2,769	375
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.04	$21.14	$19.55	$14.77	$12.38	$13.15	$11.83	$8.89	$14.74	$13.44
Value at end of period	$23.65	$22.04	$21.14	$19.55	$14.77	$12.38	$13.15	$11.83	$8.89	$14.74
Number of accumulation units outstanding at end of period	33,241	92,566	93,926	62,921	62,393	66,294	99,181	96,562	125,546	283,624
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.40
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	49
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$2.41	$3.31	$3.66	$7.61	$8.74	$10.78
Value at end of period	$3.48	$2.41	$3.31	$3.66	$7.61	$8.74
Number of accumulation units outstanding at end of period	63,027	57,570	48,266	7,781	7,120	1,260
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.07	$26.84	$25.54	$22.11	$19.66	$20.14	$17.83	$15.11	$21.24	$20.34
Value at end of period	$27.81	$26.07	$26.84	$25.54	$22.11	$19.66	$20.14	$17.83	$15.11	$21.24
Number of accumulation units outstanding at end of period	5,152	1,490	2,663	29,730	35,533	47,137	49,614	55,247	77,643	154,720
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.63	$9.90
Value at end of period	$10.65	$9.63
Number of accumulation units outstanding at end of period	76	517

CFI 213

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.08	$13.81	$14.04	$14.63	$13.84	$13.49	$11.65	$9.68	$11.70	$10.76
Value at end of period	$13.76	$13.08	$13.81	$14.04	$14.63	$13.84	$13.49	$11.65	$9.68	$11.70
Number of accumulation units outstanding at end of period	46,571	41,611	40,605	52,514	59,384	68,854	71,831	84,120	98,319	131,023
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.35	$10.02
Value at end of period	$9.81	$9.35
Number of accumulation units outstanding at end of period	36,655	42,441
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$9.71	$10.16	$10.29
Value at end of period	$10.27	$9.71	$10.16
Number of accumulation units outstanding at end of period	1,788	264	50
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.23	$13.37	$13.50	$13.64	$13.78	$13.93	$14.04	$14.14	$13.92	$13.38
Value at end of period	$13.11	$13.23	$13.37	$13.50	$13.64	$13.78	$13.93	$14.04	$14.14	$13.92
Number of accumulation units outstanding at end of period	42,776	71,535	64,331	83,516	76,228	93,125	115,872	169,067	208,197	264,297
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.72	$25.34	$23.13	$17.89	$15.61	$15.82	$14.01	$10.87	$17.61	$16.57
Value at end of period	$26.85	$24.72	$25.34	$23.13	$17.89	$15.61	$15.82	$14.01	$10.87	$17.61
Number of accumulation units outstanding at end of period	36,160	142,732	150,086	158,993	154,451	192,712	192,443	169,608	209,441	385,266
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.46	$18.00	$17.99	$17.21	$15.25	$14.76	$13.05	$8.83	$11.52	$11.32
Value at end of period	$19.80	$17.46	$18.00	$17.99	$17.21	$15.25	$14.76	$13.05	$8.83	$11.52
Number of accumulation units outstanding at end of period	4,590	2,369	1,983	6,276	9,331	6,119	5,596	6,523	5,397	5,568
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.77	$32.84	$29.15	$22.16	$19.57	$19.79	$17.55	$14.39	$23.17	$22.29
Value at end of period	$35.76	$32.77	$32.84	$29.15	$22.16	$19.57	$19.79	$17.55	$14.39	$23.17
Number of accumulation units outstanding at end of period	25,473	17,106	16,104	29,459	27,958	38,262	46,241	58,601	79,403	232,046
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.77	$37.84	$34.90	$26.21	$22.51	$23.01	$19.07	$14.63	$23.68	$22.69
Value at end of period	$42.99	$36.77	$37.84	$34.90	$26.21	$22.51	$23.01	$19.07	$14.63	$23.68
Number of accumulation units outstanding at end of period	33,388	28,289	27,335	32,774	33,215	39,895	48,390	49,215	62,920	194,039
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.23	$26.34	$25.25	$17.88	$16.08	$16.37	$13.46	$10.90	$16.58	$17.87
Value at end of period	$31.79	$25.23	$26.34	$25.25	$17.88	$16.08	$16.37	$13.46	$10.90	$16.58
Number of accumulation units outstanding at end of period	9,522	4,917	4,979	9,947	9,395	11,802	19,040	19,004	29,022	68,751
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$17.61	$18.07	$17.66
Value at end of period	$18.62	$17.61	$18.07
Number of accumulation units outstanding at end of period	1,066	15,331	20,389
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$18.94	$19.45	$18.94
Value at end of period	$20.20	$18.94	$19.45
Number of accumulation units outstanding at end of period	120	30,154	29,505

CFI 214

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$19.79	$20.38	$19.79
Value at end of period	$21.17	$19.79	$20.38
Number of accumulation units outstanding at end of period	1	994	972
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$14.72	$15.04	$14.81
Value at end of period	$15.29	$14.72	$15.04
Number of accumulation units outstanding at end of period	0	25,657	1
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.16	$23.27	$22.04	$22.30	$20.60	$19.36	$17.81	$16.13	$17.82	$16.98
Value at end of period	$23.91	$23.16	$23.27	$22.04	$22.30	$20.60	$19.36	$17.81	$16.13	$17.82
Number of accumulation units outstanding at end of period	33,671	61,327	49,887	38,389	38,400	41,709	45,748	51,392	73,671	322,339
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.96	$9.14	$9.82	$8.17	$6.95	$8.00	$7.50	$5.92	$7.64
Value at end of period	$8.94	$8.96	$9.14	$9.82	$8.17	$6.95	$8.00	$7.50	$5.92
Number of accumulation units outstanding at end of period	6,133	5,209	1,747	1,206	1,759	2,253	7,413	7,245	807
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.49	$17.57	$15.63	$12.06	$10.32	$10.31
Value at end of period	$19.03	$18.49	$17.57	$15.63	$12.06	$10.32
Number of accumulation units outstanding at end of period	31,559	174,193	177,455	64,697	75,310	83,791
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.91	$13.66	$12.54	$9.68	$8.53	$8.33	$7.05	$6.32	$9.14	$9.37
Value at end of period	$14.55	$12.91	$13.66	$12.54	$9.68	$8.53	$8.33	$7.05	$6.32	$9.14
Number of accumulation units outstanding at end of period	82,684	79,428	76,128	111,959	86,005	97,384	41,425	52,339	84,222	163,905
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.03	$26.17	$24.29	$18.60	$16.46	$16.72	$12.96	$9.26	$15.00	$12.06
Value at end of period	$27.63	$26.03	$26.17	$24.29	$18.60	$16.46	$16.72	$12.96	$9.26	$15.00
Number of accumulation units outstanding at end of period	6,174	73,766	76,574	8,942	2,109	1,799	1,740	1,172	1,265	2,864
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.56	$15.78	$13.83	$10.70	$9.78	$10.33	$8.99	$7.30	$11.27	$10.81
Value at end of period	$16.76	$15.56	$15.78	$13.83	$10.70	$9.78	$10.33	$8.99	$7.30	$11.27
Number of accumulation units outstanding at end of period	470	379	369	3,182	2,994	2,851	5,924	8,751	8,998	18,320
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.48	$23.93	$21.38	$16.37	$14.45	$14.01	$12.55	$10.70
Value at end of period	$26.87	$25.48	$23.93	$21.38	$16.37	$14.45	$14.01	$12.55
Number of accumulation units outstanding at end of period	6,219	473	263	167	83	25	407	329
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.44	$15.28	$13.68	$10.47	$9.15	$9.02	$8.12	$6.65
Value at end of period	$16.95	$15.44	$15.28	$13.68	$10.47	$9.15	$9.02	$8.12
Number of accumulation units outstanding at end of period	16,545	51,871	50,874	1,719	1,179	795	866	946
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.46	$21.48	$19.34	$14.87	$12.96	$13.02	$11.84	$10.06
Value at end of period	$23.34	$20.46	$21.48	$19.34	$14.87	$12.96	$13.02	$11.84
Number of accumulation units outstanding at end of period	896	96	18	994	933	884	1,881	1,494

CFI 215

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.47	$25.95	$23.60	$17.68	$15.47	$15.98	$12.84	$11.41
Value at end of period	$26.93	$25.47	$25.95	$23.60	$17.68	$15.47	$15.98	$12.84
Number of accumulation units outstanding at end of period	466	273	514	403	644	571	277	211
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.30	$16.95	$15.20	$11.44	$9.88	$10.18	$8.21	$5.92	$6.64
Value at end of period	$18.29	$16.30	$16.95	$15.20	$11.44	$9.88	$10.18	$8.21	$5.92
Number of accumulation units outstanding at end of period	11,905	27,950	27,151	610	362	116	36	22	423
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.03	$16.97	$16.34	$11.90	$10.37	$10.90	$8.72	$5.04
Value at end of period	$19.21	$16.03	$16.97	$16.34	$11.90	$10.37	$10.90	$8.72
Number of accumulation units outstanding at end of period	7,008	32,749	30,288	952	1,713	597	367	114
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$17.63	$16.87	$12.26	$10.75	$10.78	$8.23	$6.35	$9.79	$8.99
Value at end of period	$19.40	$17.29	$17.63	$16.87	$12.26	$10.75	$10.78	$8.23	$6.35	$9.79
Number of accumulation units outstanding at end of period	2,968	5,924	4,478	3,314	2,511	3,081	2,661	2,897	6,248	5,796
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$48.67	$49.58	$47.03	$34.50	$30.44	$31.55	$25.63	$20.31	$29.76	$28.40
Value at end of period	$59.96	$48.67	$49.58	$47.03	$34.50	$30.44	$31.55	$25.63	$20.31	$29.76
Number of accumulation units outstanding at end of period	18,868	15,494	15,340	21,407	20,342	23,309	24,031	27,363	30,424	84,076
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.79	$14.96	$14.32	$12.44	$11.08	$11.56	$10.26	$8.25	$12.60	$12.17
Value at end of period	$15.50	$14.79	$14.96	$14.32	$12.44	$11.08	$11.56	$10.26	$8.25	$12.60
Number of accumulation units outstanding at end of period	21,587	17,118	15,206	19,525	17,753	17,026	50,508	39,984	49,902	63,914
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.43	$15.67	$14.98	$12.58	$11.05	$11.70	$10.32	$8.13	$13.04	$12.52
Value at end of period	$16.22	$15.43	$15.67	$14.98	$12.58	$11.05	$11.70	$10.32	$8.13	$13.04
Number of accumulation units outstanding at end of period	20,764	18,651	16,417	9,665	6,963	2,930	35,849	34,201	26,445	49,044
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.81	$16.13	$15.36	$12.57	$11.00	$11.72	$10.29	$8.01	$13.46	$12.85
Value at end of period	$16.64	$15.81	$16.13	$15.36	$12.57	$11.00	$11.72	$10.29	$8.01	$13.46
Number of accumulation units outstanding at end of period	6,137	3,141	2,495	3,807	3,457	3,599	14,378	11,904	15,801	42,982
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.61	$15.91	$15.14	$12.38	$10.83	$11.54	$10.93
Value at end of period	$16.44	$15.61	$15.91	$15.14	$12.38	$10.83	$11.54
Number of accumulation units outstanding at end of period	557	259	126	92	92	92	23
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.24	$12.43	$11.81	$10.32	$9.17	$9.50	$8.52	$6.92	$7.19
Value at end of period	$12.88	$12.24	$12.43	$11.81	$10.32	$9.17	$9.50	$8.52	$6.92
Number of accumulation units outstanding at end of period	9	9	9	9	0	0	0	0	26
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.01	$14.15	$13.52	$12.77	$11.76	$11.84	$10.92	$9.41	$11.41	$10.96
Value at end of period	$14.49	$14.01	$14.15	$13.52	$12.77	$11.76	$11.84	$10.92	$9.41	$11.41
Number of accumulation units outstanding at end of period	1,959	1,899	745	17,538	17,414	17,275	22,392	20,186	8,686	14,214

CFI 216

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.18	$12.35	$11.82	$10.91	$9.84	$10.02	$9.10	$7.71
Value at end of period	$12.76	$12.18	$12.35	$11.82	$10.91	$9.84	$10.02	$9.10
Number of accumulation units outstanding at end of period	4,572	3,639	2,984	1,991	990	326	288	192
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.84	$23.13	$21.92	$19.76	$17.78	$17.65	$16.06	$13.77	$18.21	$17.39
Value at end of period	$23.89	$22.84	$23.13	$21.92	$19.76	$17.78	$17.65	$16.06	$13.77	$18.21
Number of accumulation units outstanding at end of period	3,778	4,021	3,868	21,959	21,429	20,598	17,770	19,680	18,748	37,313
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.31	$23.84	$22.61	$18.67	$16.40	$17.08	$15.26	$12.32	$19.47	$18.73
Value at end of period	$24.67	$23.31	$23.84	$22.61	$18.67	$16.40	$17.08	$15.26	$12.32	$19.47
Number of accumulation units outstanding at end of period	15,582	14,354	17,740	41,163	37,538	38,434	61,003	61,867	75,845	172,070
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.68	$23.05	$21.83	$18.92	$16.83	$17.11	$15.43	$12.80	$18.61	$17.83
Value at end of period	$23.93	$22.68	$23.05	$21.83	$18.92	$16.83	$17.11	$15.43	$12.80	$18.61
Number of accumulation units outstanding at end of period	12,131	11,989	12,670	31,690	29,158	30,669	35,683	41,240	62,347	341,655
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.24	$12.34	$11.80	$12.24	$11.91	$11.22	$10.69	$10.20	$9.94
Value at end of period	$12.40	$12.24	$12.34	$11.80	$12.24	$11.91	$11.22	$10.69	$10.20
Number of accumulation units outstanding at end of period	17,968	3,430	2,320	1,423	9,078	10,091	6,745	1,346	537
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.91	$28.70	$25.79	$19.84	$17.23	$17.98	$14.89	$11.09	$15.26	$15.89
Value at end of period	$34.26	$27.91	$28.70	$25.79	$19.84	$17.23	$17.98	$14.89	$11.09	$15.26
Number of accumulation units outstanding at end of period	2,600	4,126	3,590	3,522	2,521	2,010	1,482	4,583	4,519	5,293
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.77	$30.61	$29.65	$21.58	$18.22	$18.01	$14.39	$10.76	$18.50	$17.62
Value at end of period	$29.98	$28.77	$30.61	$29.65	$21.58	$18.22	$18.01	$14.39	$10.76	$18.50
Number of accumulation units outstanding at end of period	21,934	21,774	15,913	17,289	16,779	18,321	19,247	19,260	15,894	41,192
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.55	$13.89	$12.30	$11.96	$9.59	$10.21	$8.87	$6.70	$9.74
Value at end of period	$13.53	$13.55	$13.89	$12.30	$11.96	$9.59	$10.21	$8.87	$6.70
Number of accumulation units outstanding at end of period	4,082	2,922	3,637	8,609	8,858	7,059	11,839	12,092	25,587
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.01	$16.70	$12.99	$12.87	$11.25	$10.39	$8.20	$6.10	$10.02	$12.31
Value at end of period	$17.55	$17.01	$16.70	$12.99	$12.87	$11.25	$10.39	$8.20	$6.10	$10.02
Number of accumulation units outstanding at end of period	5,875	5,383	4,202	7,792	7,846	9,557	7,782	6,343	14,404	14,211
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.36	$28.81	$25.81	$19.36	$17.42	$18.47	$16.66	$12.79	$21.27	$20.63
Value at end of period	$31.49	$29.36	$28.81	$25.81	$19.36	$17.42	$18.47	$16.66	$12.79	$21.27
Number of accumulation units outstanding at end of period	3,181	1,674	1,549	4,672	3,928	3,801	4,863	3,999	4,827	6,105
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.32	$15.95	$15.45	$11.15	$9.87	$10.25	$8.27	$6.70	$10.27	$10.08
Value at end of period	$18.75	$15.32	$15.95	$15.45	$11.15	$9.87	$10.25	$8.27	$6.70	$10.27
Number of accumulation units outstanding at end of period	1,950	1,169	1,444	1,796	1,455	1,435	1,244	723	1,187	498
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.50	$22.09	$21.05	$15.64	$13.79	$15.65	$12.32	$8.94	$14.85	$13.11
Value at end of period	$23.78	$21.50	$22.09	$21.05	$15.64	$13.79	$15.65	$12.32	$8.94	$14.85
Number of accumulation units outstanding at end of period	10,438	9,846	5,184	5,123	4,738	4,480	5,011	4,781	5,658	6,958

CFI 217

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.47	$20.92	$19.37	$14.50	$12.35	$12.75	$11.19	$8.80	$14.00	$14.48
Value at end of period	$22.69	$19.47	$20.92	$19.37	$14.50	$12.35	$12.75	$11.19	$8.80	$14.00
Number of accumulation units outstanding at end of period	9,551	11,662	11,359	15,426	13,571	13,742	15,854	17,850	22,049	52,780
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.67	$18.89	$17.52	$13.67	$12.70	$12.97	$11.67	$9.27	$12.68	$11.94
Value at end of period	$20.15	$17.67	$18.89	$17.52	$13.67	$12.70	$12.97	$11.67	$9.27	$12.68
Number of accumulation units outstanding at end of period	62,453	223,520	229,526	185,293	203,010	224,470	232,319	253,893	357,527	476,550
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.96	$18.69	$17.16	$12.95	$11.42	$11.80	$10.60	$8.64	$12.88	$12.69
Value at end of period	$21.31	$17.96	$18.69	$17.16	$12.95	$11.42	$11.80	$10.60	$8.64	$12.88
Number of accumulation units outstanding at end of period	3,629	3,625	3,454	10,116	8,245	7,647	6,786	5,996	8,015	5,725
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.82	$21.39	$21.42	$22.96	$19.48	$24.09	$20.23	$11.92	$24.72	$18.04
Value at end of period	$19.92	$17.82	$21.39	$21.42	$22.96	$19.48	$24.09	$20.23	$11.92	$24.72
Number of accumulation units outstanding at end of period	7,177	29,820	28,000	5,602	6,613	7,372	8,374	9,500	9,666	13,702
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.13	$31.40	$27.60	$21.20	$17.85	$17.72	$14.56	$11.71	$17.67	$17.45
Value at end of period	$34.20	$30.13	$31.40	$27.60	$21.20	$17.85	$17.72	$14.56	$11.71	$17.67
Number of accumulation units outstanding at end of period	3,430	6,811	6,793	5,412	3,480	3,655	3,890	3,986	6,470	18,425
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.41	$23.51	$21.93	$15.95	$13.58	$13.91	$11.09	$8.80	$12.70	$13.05
Value at end of period	$26.97	$22.41	$23.51	$21.93	$15.95	$13.58	$13.91	$11.09	$8.80	$12.70
Number of accumulation units outstanding at end of period	6,617	5,658	1,540	4,650	2,395	1,890	1,527	1,235	1,142	1,534
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.34	$18.77	$19.32	$14.74	$12.75	$14.03	$11.72	$8.84	$14.97	$14.20
Value at end of period	$19.18	$19.34	$18.77	$19.32	$14.74	$12.75	$14.03	$11.72	$8.84	$14.97
Number of accumulation units outstanding at end of period	87,324	77,732	78,914	205,609	206,152	221,997	234,758	264,766	361,586	739,834
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.81	$18.87	$19.00	$17.09	$14.87	$15.13	$12.85	$7.77	$11.12	$10.59
Value at end of period	$20.14	$17.81	$18.87	$19.00	$17.09	$14.87	$15.13	$12.85	$7.77	$11.12
Number of accumulation units outstanding at end of period	6,829	12,348	10,813	3,415	2,022	2,766	1,148	2,847	3,631	3,457
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.07	$21.20	$19.10	$15.79	$13.94	$13.69	$12.13	$9.20	$12.83	$12.42
Value at end of period	$23.60	$22.07	$21.20	$19.10	$15.79	$13.94	$13.69	$12.13	$9.20	$12.83
Number of accumulation units outstanding at end of period	125,377	97,693	43,004	33,609	30,133	31,408	64,208	58,446	93,764	246,957
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.84	$23.36	$21.11	$15.78	$13.73	$14.41	$10.97	$7.82	$13.46	$12.39
Value at end of period	$24.27	$22.84	$23.36	$21.11	$15.78	$13.73	$14.41	$10.97	$7.82	$13.46
Number of accumulation units outstanding at end of period	30,739	24,298	28,611	94,116	101,145	111,951	122,606	134,669	203,872	325,463
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.29	$25.28	$23.78	$18.52	$15.97	$16.28	$14.31	$11.57	$18.19	$17.83
Value at end of period	$27.38	$23.29	$25.28	$23.78	$18.52	$15.97	$16.28	$14.31	$11.57	$18.19
Number of accumulation units outstanding at end of period	4,376	9,033	7,517	7,676	7,951	7,272	9,032	9,467	11,747	15,002
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.95	$39.17	$36.42	$26.43	$22.46	$22.94	$19.84	$14.02	$24.52	$22.55
Value at end of period	$43.14	$42.95	$39.17	$36.42	$26.43	$22.46	$22.94	$19.84	$14.02	$24.52
Number of accumulation units outstanding at end of period	15,995	17,756	9,988	31,110	34,529	42,262	42,295	42,046	68,508	111,470
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.44	$15.76	$16.10	$14.23	$12.11	$13.96	$12.40	$9.11	$18.23	$15.28
Value at end of period	$15.57	$15.44	$15.76	$16.10	$14.23	$12.11	$13.96	$12.40	$9.11	$18.23
Number of accumulation units outstanding at end of period	112	106	83	1,154	621	429	950	1,070	4,566	7,821

CFI 218

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.56	$9.99	$10.81	$9.08	$7.72	$8.87	$8.23	$6.29	$10.20
Value at end of period	$9.63	$9.56	$9.99	$10.81	$9.08	$7.72	$8.87	$8.23	$6.29
Number of accumulation units outstanding at end of period	10,488	23,544	25,083	25,623	33,761	30,950	35,558	39,786	54,247
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.96	$13.07	$13.59	$10.51	$8.72	$9.35	$8.77	$6.70	$11.22	$11.23
Value at end of period	$13.12	$11.96	$13.07	$13.59	$10.51	$8.72	$9.35	$8.77	$6.70	$11.22
Number of accumulation units outstanding at end of period	0	253	247	0	0	0	202	697	3,165	1,254
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.93	$12.05	$12.74	$10.52	$8.74	$10.35	$8.37	$5.65	$10.49	$10.82
Value at end of period	$11.64	$11.93	$12.05	$12.74	$10.52	$8.74	$10.35	$8.37	$5.65	$10.49
Number of accumulation units outstanding at end of period	26,262	26,515	9,305	12,733	13,437	11,163	6,993	2,462	6,419	5,225
WANGER SELECT
Value at beginning of period	$21.40	$21.58	$21.14	$15.87	$13.54	$16.62	$13.27	$8.07	$16.01	$14.79
Value at end of period	$24.01	$21.40	$21.58	$21.14	$15.87	$13.54	$16.62	$13.27	$8.07	$16.01
Number of accumulation units outstanding at end of period	5,186	4,780	1,832	14,571	12,537	12,363	11,998	12,367	18,916	70,844
WANGER USA
Value at beginning of period	$22.29	$22.67	$21.86	$16.52	$13.91	$14.56	$11.93	$8.48	$14.20	$13.62
Value at end of period	$25.08	$22.29	$22.67	$21.86	$16.52	$13.91	$14.56	$11.93	$8.48	$14.20
Number of accumulation units outstanding at end of period	120	426	834	2,188	907	1,976	1,836	1,393	4,084	6,367
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.41	$19.66	$17.87	$13.70	$12.31	$11.63	$10.37	$8.80	$13.31	$12.94
Value at end of period	$21.77	$19.41	$19.66	$17.87	$13.70	$12.31	$11.63	$10.37	$8.80	$13.31
Number of accumulation units outstanding at end of period	16,558	76,940	78,036	25,156	22,536	24,253	28,740	26,706	41,857	63,508
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$34.38	$36.40	$34.27	$25.08	$22.34	$23.07	$19.02	$14.80	$21.91	$24.10
Value at end of period	$43.85	$34.38	$36.40	$34.27	$25.08	$22.34	$23.07	$19.02	$14.80	$21.91
Number of accumulation units outstanding at end of period	5,038	5,607	6,076	12,605	13,308	13,241	15,912	19,065	34,945	37,092

TABLE 25

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.95	$20.67	$19.94	$14.97	$13.17	$14.05	$12.97	$11.33
Value at end of period	$21.13	$20.95	$20.67	$19.94	$14.97	$13.17	$14.05	$12.97
Number of accumulation units outstanding at end of period	2,027	2,163	285	1,263	424	669	914	298
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.86	$16.10	$14.28	$11.75	$10.68	$11.01	$9.60	$8.24
Value at end of period	$16.88	$15.86	$16.10	$14.28	$11.75	$10.68	$11.01	$9.60
Number of accumulation units outstanding at end of period	12,038	11,169	15,923	15,307	10,623	13,561	4,654	766

CFI 219

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.96	$16.62	$15.39	$12.00	$11.06	$10.97	$9.89	$8.69
Value at end of period	$17.26	$15.96	$16.62	$15.39	$12.00	$11.06	$10.97	$9.89
Number of accumulation units outstanding at end of period	15,532	18,901	21,522	21,095	25,259	22,337	22,453	8,007
AMERICAN CENTURY® INCOME & GROWTH FUND (A CLASS)
Value at beginning of period	$48.72	$52.35	$47.17	$35.23	$31.16	$30.67	$27.24	$23.43	$36.33	$36.93
Value at end of period	$54.60	$48.72	$52.35	$47.17	$35.23	$31.16	$30.67	$29.24	$23.43	$36.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	625
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.63	$12.02	$11.84	$13.17	$12.48	$11.17	$10.71	$10.22
Value at end of period	$12.05	$11.63	$12.02	$11.84	$13.17	$12.48	$11.17	$10.71
Number of accumulation units outstanding at end of period	16,505	15,918	27,760	42,630	37,516	13,100	9,474	6,424
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.30	$9.18
Value at end of period	$9.83	$9.30
Number of accumulation units outstanding at end of period	713	485
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.95	$18.93	$17.25	$12.05	$10.13	$11.55	$10.96
Value at end of period	$20.52	$17.95	$18.93	$17.25	$12.05	$10.13	$11.55
Number of accumulation units outstanding at end of period	7,184	6,451	6,505	14,380	4,776	2,226	1,808
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.91	$11.48	$11.72	$9.46	$7.63	$8.32	$7.94	$5.75	$10.43
Value at end of period	$9.75	$10.91	$11.48	$11.72	$9.46	$7.63	$8.32	$7.94	$5.75
Number of accumulation units outstanding at end of period	9,340	7,163	3,001	2,571	3,572	1,717	653	638	334
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.16	$19.36	$17.84	$12.48	$10.84	$11.72	$9.90
Value at end of period	$21.06	$17.16	$19.36	$17.84	$12.48	$10.84	$11.72
Number of accumulation units outstanding at end of period	19,732	16,824	9,205	13,104	4,991	2,133	1,921
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.15	$9.23
Value at end of period	$10.43	$9.15
Number of accumulation units outstanding at end of period	5,777	1,470
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.07	$10.05
Value at end of period	$9.35	$10.07
Number of accumulation units outstanding at end of period	12,398	9,394
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.04	$23.94	$22.75	$17.25	$15.41	$15.67	$12.61	$11.09
Value at end of period	$26.67	$22.04	$23.94	$22.75	$17.25	$15.41	$15.67	$12.61
Number of accumulation units outstanding at end of period	4,430	2,801	5,583	7,788	3,382	3,469	2,378	11

CFI 220

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.63	$24.43	$22.54	$19.31	$17.67	$17.08	$15.41	$12.43	$18.30	$18.01
Value at end of period	$25.21	$23.63	$24.43	$22.54	$19.31	$17.67	$17.08	$15.41	$12.43	$18.30
Number of accumulation units outstanding at end of period	11,993	13,081	14,142	32,733	34,164	34,831	39,976	39,584	34,686	43,564
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.77	$14.22	$11.05	$10.83	$9.47	$10.06
Value at end of period	$15.43	$14.77	$14.22	$11.05	$10.83	$9.47
Number of accumulation units outstanding at end of period	4,360	4,473	4,002	370	149	11
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.21	$13.66	$12.36	$9.55	$8.40	$8.95	$7.78	$6.18	$8.96
Value at end of period	$15.00	$13.21	$13.66	$12.36	$9.55	$8.40	$8.95	$7.78	$6.18
Number of accumulation units outstanding at end of period	4,043	4,424	5,384	6,916	7,419	6,051	5,105	2,263	332
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.66	$15.63	$14.11	$10.56	$9.16	$9.68	$7.96	$6.09	$9.88
Value at end of period	$16.52	$14.66	$15.63	$14.11	$10.56	$9.16	$9.68	$7.96	$6.09
Number of accumulation units outstanding at end of period	3,673	2,863	1,503	1,690	2,607	1,943	3,363	3,189	1,664
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.25	$19.62	$20.38	$17.15	$14.54	$17.02	$15.73	$11.43	$19.44	$16.54
Value at end of period	$19.17	$19.25	$19.62	$20.38	$17.15	$14.54	$17.02	$15.73	$11.43	$19.44
Number of accumulation units outstanding at end of period	58,780	56,737	75,234	86,715	77,431	68,024	89,024	86,617	66,318	42,812
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$47.49	$47.69	$43.08	$33.17	$28.81	$29.88	$25.78	$19.20	$33.78	$29.04
Value at end of period	$50.73	$47.49	$47.69	$43.08	$33.17	$28.81	$29.88	$25.78	$19.20	$33.78
Number of accumulation units outstanding at end of period	147,248	166,371	195,144	218,850	220,953	234,868	262,460	251,312	238,470	238,540
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.20	$30.74	$28.59	$22.56	$19.44	$19.47	$17.09	$13.27	$23.40	$23.31
Value at end of period	$34.09	$29.20	$30.74	$28.59	$22.56	$19.44	$19.47	$17.09	$13.27	$23.40
Number of accumulation units outstanding at end of period	67,885	68,611	88,080	106,939	122,349	133,268	149,411	146,696	142,173	128,485
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.59	$29.80	$27.07	$20.07	$17.70	$17.86	$14.54	$11.46	$21.93	$17.46
Value at end of period	$31.49	$31.59	$29.80	$27.07	$20.07	$17.70	$17.86	$14.54	$11.46	$21.93
Number of accumulation units outstanding at end of period	87,194	97,602	123,085	137,645	151,708	167,341	202,496	204,620	200,469	207,267
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.17	$20.65	$22.72	$17.61	$14.75	$18.00	$16.09	$12.85	$23.13	$19.93
Value at end of period	$19.88	$21.17	$20.65	$22.72	$17.61	$14.75	$18.00	$16.09	$12.85	$23.13
Number of accumulation units outstanding at end of period	11,157	14,773	16,097	21,647	23,159	25,312	26,977	26,517	23,844	28,094
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.10	$28.49	$28.64	$21.25	$18.15	$19.07	$15.04	$11.77	$17.77	$18.40
Value at end of period	$33.60	$26.10	$28.49	$28.64	$21.25	$18.15	$19.07	$15.04	$11.77	$17.77
Number of accumulation units outstanding at end of period	14,842	22,437	30,428	36,590	31,445	33,412	30,841	27,950	18,329	19,117
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08	$8.05	$6.10	$9.14
Value at end of period	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08	$8.05	$6.10
Number of accumulation units outstanding at end of period	26,066	22,688	31,490	33,384	36,185	32,043	21,816	18,090	1,660

CFI 221

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.28	$18.27	$17.67	$13.83	$12.67	$13.66	$12.28	$10.55
Value at end of period	$19.15	$17.28	$18.27	$17.67	$13.83	$12.67	$13.66	$12.28
Number of accumulation units outstanding at end of period	2,946	669	542	460	597	1,395	467	286
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.53	$53.46	$49.85	$35.96	$37.16
Value at end of period	$56.17	$55.53	$53.46	$49.85	$35.96
Number of accumulation units outstanding at end of period	7,172	7,600	8,159	10,318	12,732
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.52	$15.57	$14.56	$11.39	$10.11	$10.23	$9.44	$7.44	$10.77	$10.07
Value at end of period	$15.83	$14.52	$15.57	$14.56	$11.39	$10.11	$10.23	$9.44	$7.44	$10.77
Number of accumulation units outstanding at end of period	39,037	40,184	45,636	51,721	52,379	52,107	76,128	75,123	63,605	53,729
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.39	$11.73
Value at end of period	$10.45	$10.39
Number of accumulation units outstanding at end of period	2,266	2,156
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.63	$17.44	$16.78	$12.52	$10.90	$11.23	$9.10	$6.53
Value at end of period	$20.75	$16.63	$17.44	$16.78	$12.52	$10.90	$11.23	$9.10
Number of accumulation units outstanding at end of period	4,287	3,971	6,704	6,609	4,618	7,406	1,490	223
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.24	$21.27	$19.28	$14.96	$13.20	$13.91	$11.21	$8.95	$14.92	$15.00
Value at end of period	$23.30	$20.24	$21.27	$19.28	$14.96	$13.20	$13.91	$11.21	$8.95	$14.92
Number of accumulation units outstanding at end of period	17,579	21,635	21,887	24,390	31,653	38,136	49,394	47,684	40,065	43,628
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.06	$10.17	$9.72	$9.69
Value at end of period	$10.18	$10.06	$10.17	$9.72
Number of accumulation units outstanding at end of period	19,160	13,246	2,490	1,193
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.50	$16.78	$15.38	$11.27	$10.29	$10.73	$8.85	$6.87	$11.36	$10.70
Value at end of period	$17.94	$16.50	$16.78	$15.38	$11.27	$10.29	$10.73	$8.85	$6.87	$11.36
Number of accumulation units outstanding at end of period	11,950	10,982	10,133	9,449	7,127	5,966	7,922	5,764	5,023	1,669
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.96	$22.05	$21.60	$17.23	$14.42	$15.79	$14.16	$10.42	$16.95	$14.78
Value at end of period	$23.13	$22.96	$22.05	$21.60	$17.23	$14.42	$15.79	$14.16	$10.42	$16.95
Number of accumulation units outstanding at end of period	26,326	26,857	18,918	27,172	25,053	17,859	19,713	23,033	17,613	17,622
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$63.95	$75.24	$79.91	$74.56	$62.38	$77.01	$61.32	$34.11	$66.36	$50.13
Value at end of period	$67.61	$63.95	$75.24	$79.91	$74.56	$62.38	$77.01	$61.32	$34.11	$66.36
Number of accumulation units outstanding at end of period	14,365	13,879	20,346	19,345	15,766	17,564	20,377	21,939	20,069	20,404
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$33.76	$32.84	$32.45	$25.78	$21.49	$23.69	$20.66	$14.94	$25.26	$24.02
Value at end of period	$33.42	$33.76	$32.84	$32.45	$25.78	$21.49	$23.69	$20.66	$14.94	$25.26
Number of accumulation units outstanding at end of period	127	127	127	127	127	127	126	125	96	65

CFI 222

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.54	$23.15	$20.91	$14.99	$12.85	$13.28	$10.88	$8.02	$13.04	$13.35
Value at end of period	$25.16	$21.54	$23.15	$20.91	$14.99	$12.85	$13.28	$10.88	$8.02	$13.04
Number of accumulation units outstanding at end of period	6,688	6,538	10,635	18,857	10,129	9,133	15,980	13,594	7,928	5,885
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.45	$15.70	$14.70	$12.78	$11.61	$11.96	$10.80	$9.00	$13.14	$12.14
Value at end of period	$16.17	$15.45	$15.70	$14.70	$12.78	$11.61	$11.96	$10.80	$9.00	$13.14
Number of accumulation units outstanding at end of period	13,416	13,796	15,444	19,977	18,472	20,375	28,124	26,224	24,966	15,485
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE
CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$5.12
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	2,075
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.31	$14.87	$14.59	$16.24	$15.10	$13.67	$12.79	$10.92	$11.88	$10.87
Value at end of period	$14.89	$14.31	$14.87	$14.59	$16.24	$15.10	$13.67	$12.79	$10.92	$11.88
Number of accumulation units outstanding at end of period	16,767	16,553	23,207	26,350	37,878	47,799	43,357	34,569	40,345	20,636
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.14	$7.34	$8.48	$8.75	$7.90	$10.43	$9.10	$5.27	$12.74	$10.68
Value at end of period	$6.46	$6.14	$7.34	$8.48	$8.75	$7.90	$10.43	$9.10	$5.27	$12.74
Number of accumulation units outstanding at end of period	13,038	10,496	12,068	8,817	11,318	13,836	19,562	24,935	11,488	13,502
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.62	$17.50	$17.68	$15.95	$13.89	$14.29	$12.24	$7.71	$12.07	$11.53
Value at end of period	$18.78	$16.62	$17.50	$17.68	$15.95	$13.89	$14.29	$12.24	$7.71	$12.07
Number of accumulation units outstanding at end of period	2,866	2,666	13,701	15,989	14,795	8,519	11,553	12,418	10,613	4,923
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.70	$13.50	$13.40	$10.47	$8.68	$10.24	$8.29	$5.53
Value at end of period	$14.33	$13.70	$13.50	$13.40	$10.47	$8.68	$10.24	$8.29
Number of accumulation units outstanding at end of period	22,076	16,210	8,759	8,271	14,906	13,379	11,284	6,047
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.92	$9.98
Value at end of period	$9.93	$9.92
Number of accumulation units outstanding at end of period	3,480	28
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.08	$21.20	$21.11	$20.88	$18.23	$18.87	$16.94	$14.41	$13.70	$12.50
Value at end of period	$21.10	$20.08	$21.20	$21.11	$20.88	$18.23	$18.87	$16.94	$14.41	$13.70
Number of accumulation units outstanding at end of period	25,869	26,548	45,042	48,483	50,799	44,116	51,025	44,154	48,042	22,418
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.61	$11.71	$11.22	$11.57	$11.05	$10.49	$9.89	$8.70	$9.70
Value at end of period	$11.80	$11.61	$11.71	$11.22	$11.57	$11.05	$10.49	$9.89	$8.70
Number of accumulation units outstanding at end of period	7,621	6,188	9,276	6,170	7,907	8,066	10,127	8,689	5,340
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.91	$21.03	$19.46	$14.70	$12.33	$13.10	$11.80	$8.87	$14.71	$13.42
Value at end of period	$23.50	$21.91	$21.03	$19.46	$14.70	$12.33	$13.10	$11.80	$8.87	$14.71
Number of accumulation units outstanding at end of period	84,158	79,682	86,428	105,729	109,479	127,160	153,673	147,478	101,535	83,070

CFI 223

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$2.40	$3.31	$3.65	$7.60	$8.74	$10.65
Value at end of period	$3.47	$2.40	$3.31	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	17,982	5,772	13,998	14,408	12,397	5,804
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.81	$26.59	$25.31	$21.93	$19.51	$19.99	$17.71	$15.02	$21.12	$20.23
Value at end of period	$27.53	$25.81	$26.59	$25.31	$21.93	$19.51	$19.99	$17.71	$15.02	$21.12
Number of accumulation units outstanding at end of period	55,809	55,735	59,478	69,009	87,691	109,209	176,960	188,955	184,495	177,825
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.62	$9.17
Value at end of period	$10.64	$9.62
Number of accumulation units outstanding at end of period	3,936	2,861
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.01	$13.88	$13.84	$14.72	$13.79	$13.45	$11.62	$9.76	$11.56	$10.75
Value at end of period	$13.67	$13.01	$13.88	$13.84	$14.72	$13.79	$13.45	$11.62	$9.76	$11.56
Number of accumulation units outstanding at end of period	37,032	46,636	58,330	76,709	87,611	91,393	123,769	116,248	110,698	106,418
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.34	$10.02
Value at end of period	$9.80	$9.34
Number of accumulation units outstanding at end of period	34,372	54,848
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$9.71	$10.15	$10.30
Value at end of period	$10.25	$9.71	$10.15
Number of accumulation units outstanding at end of period	136	35	615
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.10	$13.24	$13.39	$13.53	$13.68	$13.83	$13.95	$14.05	$13.84	$13.31
Value at end of period	$12.98	$13.10	$13.24	$13.39	$13.53	$13.68	$13.83	$13.95	$14.05	$13.84
Number of accumulation units outstanding at end of period	128,097	106,968	156,528	154,436	210,844	189,340	286,933	314,528	287,943	217,781
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.47	$25.10	$22.92	$17.74	$15.49	$15.71	$13.91	$10.80	$17.51	$16.48
Value at end of period	$26.57	$24.47	$25.10	$22.92	$17.74	$15.49	$15.71	$13.91	$10.80	$17.51
Number of accumulation units outstanding at end of period	119,078	138,397	174,587	195,439	163,608	227,292	278,416	226,889	203,477	243,063
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.36	$17.92	$17.91	$17.14	$15.20	$14.72	$13.02	$8.81	$11.50	$11.31
Value at end of period	$19.68	$17.36	$17.92	$17.91	$17.14	$15.20	$14.72	$13.02	$8.81	$11.50
Number of accumulation units outstanding at end of period	13,163	9,737	13,107	12,749	11,423	7,349	9,997	11,047	1,597	976
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.46	$32.54	$28.90	$21.98	$19.42	$19.65	$17.43	$14.31	$23.04	$22.18
Value at end of period	$35.40	$32.46	$32.54	$28.90	$21.98	$19.42	$19.65	$17.43	$14.31	$23.04
Number of accumulation units outstanding at end of period	59,869	70,716	92,052	100,450	111,654	130,403	150,349	145,572	153,609	150,032
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.45	$37.53	$34.63	$26.02	$22.35	$22.86	$18.96	$14.55	$23.57	$22.59
Value at end of period	$42.60	$36.45	$37.53	$34.63	$26.02	$22.35	$22.86	$18.96	$14.55	$23.57
Number of accumulation units outstanding at end of period	56,802	59,008	81,405	98,245	110,457	112,517	122,838	114,914	110,413	98,523
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.01	$26.12	$25.05	$17.75	$15.97	$16.26	$13.39	$10.84	$16.50	$17.79
Value at end of period	$31.49	$25.01	$26.12	$25.05	$17.75	$15.97	$16.26	$13.39	$10.84	$16.50
Number of accumulation units outstanding at end of period	46,004	46,642	59,170	68,139	71,754	72,019	72,709	62,131	67,034	52,194

CFI 224

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$17.56	$18.02
Value at end of period	$18.56	$17.56
Number of accumulation units outstanding at end of period	61,074	45,333
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$18.88	$19.44
Value at end of period	$20.13	$18.88
Number of accumulation units outstanding at end of period	56,397	38,859
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$19.74	$20.37
Value at end of period	$21.10	$19.74
Number of accumulation units outstanding at end of period	44,076	34,526
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$15.65	$16.15
Value at end of period	$16.70	$15.65
Number of accumulation units outstanding at end of period	15,286	10,259
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$14.68	$14.95
Value at end of period	$15.24	$14.68
Number of accumulation units outstanding at end of period	19,618	15,848
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.94	$23.05	$21.85	$22.12	$20.44	$19.22	$17.69	$16.03	$17.71	$16.89
Value at end of period	$23.67	$22.94	$23.05	$21.85	$22.12	$20.44	$19.22	$17.69	$16.03	$17.71
Number of accumulation units outstanding at end of period	70,584	77,971	59,433	73,516	89,949	92,326	124,600	123,089	130,908	112,915
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.93	$9.11	$9.79	$8.15	$6.94	$7.99	$7.49	$5.92	$5.19
Value at end of period	$8.90	$8.93	$9.11	$9.79	$8.15	$6.94	$7.99	$7.49	$5.92
Number of accumulation units outstanding at end of period	20,488	19,552	34,556	31,094	30,957	23,367	26,156	23,002	6
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.45	$17.53	$15.60	$12.05	$10.31	$10.31
Value at end of period	$18.97	$18.45	$17.53	$15.60	$12.05	$10.31
Number of accumulation units outstanding at end of period	123,734	132,737	159,195	80,104	103,767	97,382
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.85	$13.60	$12.49	$9.65	$8.50	$8.31	$7.04	$6.31	$9.14	$9.36
Value at end of period	$14.47	$12.85	$13.60	$12.49	$9.65	$8.50	$8.31	$7.04	$6.31	$9.14
Number of accumulation units outstanding at end of period	102,579	130,289	201,159	181,862	162,710	165,336	132,041	121,469	117,145	86,932
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.84	$25.99	$24.14	$18.50	$16.38	$16.64	$12.91	$9.23	$14.96	$12.03
Value at end of period	$27.42	$25.84	$25.99	$24.14	$18.50	$16.38	$16.64	$12.91	$9.23	$14.96
Number of accumulation units outstanding at end of period	28,835	26,597	38,609	49,948	27,561	20,661	27,019	13,907	13,434	12,930
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.49	$15.72	$13.78	$10.66	$9.76	$10.31	$8.97	$7.29	$11.26	$10.80
Value at end of period	$16.67	$15.49	$15.72	$13.78	$10.66	$9.76	$10.31	$8.97	$7.29	$11.26
Number of accumulation units outstanding at end of period	3,341	3,795	9,490	8,098	3,925	7,118	11,270	8,371	5,593	4,510

CFI 225

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.40	$23.86	$21.33	$16.34	$14.43	$14.00	$12.55	$10.70
Value at end of period	$26.77	$25.40	$23.86	$21.33	$16.34	$14.43	$14.00	$12.55
Number of accumulation units outstanding at end of period	14,606	13,883	18,400	14,387	14,552	14,588	8,149	6,304
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.38	$15.23	$13.64	$10.44	$9.14	$9.01	$8.12	$6.63	$7.16
Value at end of period	$16.88	$15.38	$15.23	$13.64	$10.44	$9.14	$9.01	$8.12	$6.63
Number of accumulation units outstanding at end of period	21,945	13,295	16,951	44,641	30,746	14,946	12,434	4,970	347
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.39	$21.42	$19.30	$14.84	$12.94	$13.01	$11.84	$10.06
Value at end of period	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94	$13.01	$11.84
Number of accumulation units outstanding at end of period	3,885	1,913	2,766	5,657	5,061	4,848	5,248	10,462
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.39	$25.87	$23.55	$17.65	$15.45	$15.97	$12.83	$11.41
Value at end of period	$26.82	$25.39	$25.87	$23.55	$17.65	$15.45	$15.97	$12.83
Number of accumulation units outstanding at end of period	3,719	3,512	3,187	6,347	5,727	6,579	2,560	1,542
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.24	$16.89	$15.15	$11.42	$9.86	$10.16	$8.20	$5.92	$6.76
Value at end of period	$18.21	$16.24	$16.89	$15.15	$11.42	$9.86	$10.16	$8.20	$5.92
Number of accumulation units outstanding at end of period	10,180	11,609	8,139	6,461	3,604	4,014	885	234	227
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.97	$16.92	$16.30	$11.88	$10.35	$10.89	$8.71	$6.96	$10.29
Value at end of period	$19.13	$15.97	$16.92	$16.30	$11.88	$10.35	$10.89	$8.71	$6.96
Number of accumulation units outstanding at end of period	8,853	7,404	14,319	13,121	5,605	5,463	2,520	7	629
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.16	$17.51	$16.76	$12.19	$10.70	$10.73	$8.19	$6.32	$9.76	$8.96
Value at end of period	$19.25	$17.16	$17.51	$16.76	$12.19	$10.70	$10.73	$8.19	$6.32	$9.76
Number of accumulation units outstanding at end of period	27,688	25,533	17,268	14,940	11,044	10,401	15,112	7,626	7,518	11,295
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$48.22	$49.14	$46.63	$34.23	$30.22	$31.33	$25.47	$20.19	$29.60	$28.26
Value at end of period	$59.37	$48.22	$49.14	$46.63	$34.23	$30.22	$31.33	$25.47	$20.19	$29.60
Number of accumulation units outstanding at end of period	19,430	18,638	23,482	25,269	25,246	27,295	34,081	37,414	38,814	35,119
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.71	$14.89	$14.26	$12.39	$11.04	$11.52	$10.24	$8.23	$12.58	$12.16
Value at end of period	$15.41	$14.71	$14.89	$14.26	$12.39	$11.04	$11.52	$10.24	$8.23	$12.58
Number of accumulation units outstanding at end of period	99,294	122,206	148,990	175,353	205,984	175,053	159,749	100,655	63,037	28,203
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.35	$15.59	$14.92	$12.53	$11.01	$11.67	$10.30	$8.11	$13.02	$12.50
Value at end of period	$16.13	$15.35	$15.59	$14.92	$12.53	$11.01	$11.67	$10.30	$8.11	$13.02
Number of accumulation units outstanding at end of period	94,234	111,510	99,085	127,117	158,886	149,369	107,280	85,420	56,998	12,884
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.72	$16.05	$15.29	$12.52	$10.97	$11.69	$10.27	$7.99	$13.44	$12.84
Value at end of period	$16.54	$15.72	$16.05	$15.29	$12.52	$10.97	$11.69	$10.27	$7.99	$13.44
Number of accumulation units outstanding at end of period	98,113	110,948	95,589	103,921	148,867	126,006	132,619	86,835	55,700	15,364

CFI 226

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.57	$15.88	$15.11	$12.37	$10.82	$11.53	$9.62
Value at end of period	$16.39	$15.57	$15.88	$15.11	$12.37	$10.82	$11.53
Number of accumulation units outstanding at end of period	17,956	17,106	11,211	9,354	9,625	3,366	297
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.19	$12.38	$11.78	$10.29	$9.15	$9.49	$8.51	$6.92	$6.91
Value at end of period	$12.82	$12.19	$12.38	$11.78	$10.29	$9.15	$9.49	$8.51	$6.92
Number of accumulation units outstanding at end of period	1,484	1,800	1,955	2,120	2,225	2,352	120	9	6
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.94	$14.08	$13.46	$12.72	$11.72	$11.81	$10.89	$9.39	$11.40	$10.95
Value at end of period	$14.40	$13.94	$14.08	$13.46	$12.72	$11.72	$11.81	$10.89	$9.39	$11.40
Number of accumulation units outstanding at end of period	27,004	32,960	3,077	5,031	18,604	18,147	11,792	5,371	6,427	4,346
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.13	$12.31	$11.79	$10.88	$9.83	$10.00	$9.10	$7.64	$8.02
Value at end of period	$12.70	$12.13	$12.31	$11.79	$10.88	$9.83	$10.00	$9.10	$7.64
Number of accumulation units outstanding at end of period	5,065	7,483	12,236	17,143	14,941	3,260	2,554	2,515	2,891
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.62	$22.92	$21.73	$19.60	$17.64	$17.52	$15.95	$13.68	$18.10	$17.30
Value at end of period	$23.65	$22.62	$22.92	$21.73	$19.60	$17.64	$17.52	$15.95	$13.68	$18.10
Number of accumulation units outstanding at end of period	4,543	7,386	18,385	26,056	26,988	37,235	37,455	43,410	39,158	46,007
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.09	$23.62	$22.41	$18.51	$16.28	$16.95	$15.16	$12.24	$19.35	$18.63
Value at end of period	$24.42	$23.09	$23.62	$22.41	$18.51	$16.28	$16.95	$15.16	$12.24	$19.35
Number of accumulation units outstanding at end of period	10,650	13,879	23,353	32,636	37,255	59,960	65,277	76,718	66,139	69,869
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.45	$22.83	$21.64	$18.76	$16.70	$16.98	$15.33	$12.72	$18.50	$17.73
Value at end of period	$23.68	$22.45	$22.83	$21.64	$18.76	$16.70	$16.98	$15.33	$12.72	$18.50
Number of accumulation units outstanding at end of period	13,136	18,780	24,748	36,124	39,267	50,628	83,120	86,225	81,075	72,297
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.20	$12.30	$11.77	$12.21	$11.88	$11.21	$10.68	$10.20	$9.78
Value at end of period	$12.35	$12.20	$12.30	$11.77	$12.21	$11.88	$11.21	$10.68	$10.20
Number of accumulation units outstanding at end of period	9,261	5,827	26,310	11,119	12,982	13,006	4,473	1,641	192
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$20.09	$20.09	$17.92	$13.72	$14.05
Value at end of period	$22.18	$20.09	$20.09	$17.92	$13.72
Number of accumulation units outstanding at end of period	4,402	3,885	824	812	89
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.72	$28.52	$25.64	$19.73	$17.15	$17.90	$14.84	$11.05	$15.22	$15.85
Value at end of period	$34.01	$27.72	$28.52	$25.64	$19.73	$17.15	$17.90	$14.84	$11.05	$15.22
Number of accumulation units outstanding at end of period	6,452	7,126	8,939	11,145	8,755	8,106	16,600	7,589	7,799	6,331
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.57	$30.42	$29.47	$21.46	$18.13	$17.94	$14.33	$10.72	$18.45	$17.58
Value at end of period	$29.77	$28.57	$30.42	$29.47	$21.46	$18.13	$17.94	$14.33	$10.72	$18.45
Number of accumulation units outstanding at end of period	20,331	22,123	28,480	32,502	27,526	32,429	32,635	30,478	26,314	14,424

CFI 227

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.50	$13.84	$12.27	$11.94	$9.57	$10.20	$8.87	$6.70	$9.74
Value at end of period	$13.47	$13.50	$13.84	$12.27	$11.94	$9.57	$10.20	$8.87	$6.70
Number of accumulation units outstanding at end of period	16,205	16,965	22,368	27,485	26,267	24,578	25,993	21,833	22,328
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.93	$16.63	$12.94	$12.82	$11.22	$10.36	$8.19	$6.09	$10.02	$12.31
Value at end of period	$17.46	$16.93	$16.63	$12.94	$12.82	$11.22	$10.36	$8.19	$6.09	$10.02
Number of accumulation units outstanding at end of period	19,853	15,381	26,148	21,605	19,865	16,742	22,323	18,035	14,366	10,628
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.15	$28.62	$25.65	$19.25	$17.33	$18.39	$16.59	$12.74	$21.20	$20.58
Value at end of period	$31.26	$29.15	$28.62	$25.65	$19.25	$17.33	$18.39	$16.59	$12.74	$21.20
Number of accumulation units outstanding at end of period	6,775	6,373	4,296	7,880	7,887	6,766	8,957	7,227	4,430	3,678
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.24	$15.88	$15.39	$11.12	$9.84	$10.23	$8.25	$6.69	$10.26	$10.07
Value at end of period	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84	$10.23	$8.25	$6.69	$10.26
Number of accumulation units outstanding at end of period	1,803	914	321	315	3,498	4,946	3,794	323	3,093	740
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.38	$21.98	$20.96	$15.58	$13.74	$15.60	$12.29	$8.93	$14.83	$13.10
Value at end of period	$23.64	$21.38	$21.98	$20.96	$15.58	$13.74	$15.60	$12.29	$8.93	$14.83
Number of accumulation units outstanding at end of period	4,467	4,848	7,003	9,165	10,151	10,018	20,955	18,853	12,895	11,353
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.34	$20.79	$19.26	$14.43	$12.29	$12.69	$11.15	$8.77	$13.96	$14.44
Value at end of period	$22.53	$19.34	$20.79	$19.26	$14.43	$12.29	$12.69	$11.15	$8.77	$13.96
Number of accumulation units outstanding at end of period	8,355	8,432	18,618	22,695	25,716	33,539	35,136	30,613	19,116	17,458
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.57	$18.80	$17.44	$13.62	$12.65	$12.93	$11.64	$9.59	$12.66	$11.93
Value at end of period	$20.03	$17.57	$18.80	$17.44	$13.62	$12.65	$12.93	$11.64	$9.59	$12.66
Number of accumulation units outstanding at end of period	141,457	165,348	179,265	185,170	226,598	246,727	268,368	280,976	301,980	312,431
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.86	$18.60	$17.08	$12.90	$11.38	$11.76	$10.57	$8.63	$12.87	$12.68
Value at end of period	$21.18	$17.86	$18.60	$17.08	$12.90	$11.38	$11.76	$10.57	$8.63	$12.87
Number of accumulation units outstanding at end of period	6,193	4,839	9,261	9,502	6,077	8,393	8,511	12,440	4,788	3,808
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.73	$21.28	$21.32	$22.87	$19.41	$24.02	$20.19	$11.90	$24.68	$18.02
Value at end of period	$19.80	$17.73	$21.28	$21.32	$22.87	$19.41	$24.02	$20.19	$11.90	$24.68
Number of accumulation units outstanding at end of period	14,038	12,197	12,966	20,262	13,672	17,635	18,551	20,252	13,653	11,287
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.92	$31.20	$27.44	$21.09	$17.77	$17.64	$14.50	$11.67	$17.62	$17.41
Value at end of period	$33.95	$29.92	$31.20	$27.44	$21.09	$17.77	$17.64	$14.50	$11.67	$17.62
Number of accumulation units outstanding at end of period	18,532	19,212	25,438	24,079	21,337	21,685	28,222	24,186	19,104	15,612
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.29	$23.40	$21.83	$15.89	$13.53	$13.87	$11.07	$8.79	$12.68	$13.04
Value at end of period	$26.81	$22.29	$23.40	$21.83	$15.89	$13.53	$13.87	$11.07	$8.79	$12.68
Number of accumulation units outstanding at end of period	7,392	6,474	9,343	12,348	8,280	2,634	4,131	3,672	2,627	2,792
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.24	$18.68	$18.46	$15.30	$12.71	$13.99	$12.18	$8.83	$14.35	$13.61
Value at end of period	$19.07	$19.24	$18.68	$18.46	$15.30	$12.71	$13.99	$12.18	$8.83	$14.35
Number of accumulation units outstanding at end of period	198,337	227,155	264,494	318,262	341,050	357,520	406,969	433,687	406,349	457,542

CFI 228

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.72	$18.79	$18.93	$17.04	$14.82	$15.10	$12.82	$7.76	$11.11	$10.59
Value at end of period	$20.03	$17.72	$18.79	$18.93	$17.04	$14.82	$15.10	$12.82	$7.76	$11.11
Number of accumulation units outstanding at end of period	19,575	21,611	19,237	20,746	13,962	10,056	5,401	9,254	581	5,032
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.95	$21.09	$19.01	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41
Value at end of period	$23.46	$21.95	$21.09	$19.01	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81
Number of accumulation units outstanding at end of period	157,746	146,755	174,506	199,485	153,090	131,986	134,412	97,826	68,192	47,949
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.71	$22.51	$21.01	$15.72	$13.68	$14.37	$11.30	$7.81	$13.44	$11.99
Value at end of period	$24.13	$22.71	$22.51	$21.01	$15.72	$13.68	$14.37	$11.30	$7.81	$13.44
Number of accumulation units outstanding at end of period	110,513	131,239	138,142	156,748	183,984	199,578	244,090	251,334	235,938	253,547
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.15	$25.14	$23.65	$18.43	$15.90	$16.22	$14.27	$11.54	$18.15	$17.80
Value at end of period	$27.19	$23.15	$25.14	$23.65	$18.43	$15.90	$16.22	$14.27	$11.54	$18.15
Number of accumulation units outstanding at end of period	28,573	25,588	35,381	41,774	42,825	53,577	58,463	57,570	44,338	34,317
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.53	$38.80	$36.10	$26.21	$22.28	$22.77	$19.70	$13.94	$24.38	$22.43
Value at end of period	$42.70	$42.53	$38.80	$36.10	$26.21	$22.28	$22.77	$19.70	$13.94	$24.38
Number of accumulation units outstanding at end of period	35,450	38,069	39,987	58,861	65,203	56,364	86,344	76,518	69,702	59,841
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.36	$15.68	$16.03	$14.18	$12.07	$13.92	$12.37	$9.09	$18.20	$15.26
Value at end of period	$15.48	$15.36	$15.68	$16.03	$14.18	$12.07	$13.92	$12.37	$9.09	$18.20
Number of accumulation units outstanding at end of period	4,333	3,933	4,518	6,492	6,423	5,460	11,178	13,858	11,952	8,885
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.52	$9.96	$10.78	$9.06	$7.71	$8.85	$8.22	$6.29	$10.20
Value at end of period	$9.59	$9.52	$9.96	$10.78	$9.06	$7.71	$8.85	$8.22	$6.29
Number of accumulation units outstanding at end of period	55,172	57,697	61,965	66,347	79,859	55,304	62,076	64,766	47,147
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.90	$13.02	$13.54	$10.48	$8.70	$9.33	$8.75	$6.69	$11.21	$11.07
Value at end of period	$13.05	$11.90	$13.02	$13.54	$10.48	$8.70	$9.33	$8.75	$6.69	$11.21
Number of accumulation units outstanding at end of period	2,354	1,393	6,177	4,886	4,192	4,998	3,320	2,822	1,855	2,432
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.88	$12.00	$12.69	$10.49	$8.72	$10.33	$8.36	$5.64	$10.49	$10.17
Value at end of period	$11.59	$11.88	$12.00	$12.69	$10.49	$8.72	$10.33	$8.36	$5.64	$10.49
Number of accumulation units outstanding at end of period	5,077	5,272	8,315	9,314	8,517	7,932	9,021	5,579	3,048	858
WANGER SELECT
Value at beginning of period	$21.28	$21.46	$21.04	$15.81	$13.49	$16.57	$13.24	$8.05	$15.98	$14.77
Value at end of period	$23.86	$21.28	$21.46	$21.04	$15.81	$13.49	$16.57	$13.24	$8.05	$15.98
Number of accumulation units outstanding at end of period	10,559	11,012	19,598	21,803	22,443	22,873	25,888	23,549	17,632	12,156
WANGER USA
Value at beginning of period	$22.16	$22.55	$21.75	$16.44	$13.85	$14.51	$11.90	$8.46	$14.18	$13.60
Value at end of period	$24.92	$22.16	$22.55	$21.75	$16.44	$13.85	$14.51	$11.90	$8.46	$14.18
Number of accumulation units outstanding at end of period	12,298	11,074	16,079	15,750	18,581	19,229	28,103	20,138	15,976	10,731
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.30	$19.56	$17.79	$13.64	$12.26	$11.59	$10.34	$8.78	$13.28	$12.93
Value at end of period	$21.64	$19.30	$19.56	$17.79	$13.64	$12.26	$11.59	$10.34	$8.78	$13.28
Number of accumulation units outstanding at end of period	74,920	73,164	78,512	93,936	86,855	74,781	86,377	87,674	74,633	55,425

CFI 229

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$34.12	$36.14	$34.04	$24.92	$22.21	$22.95	$18.93	$14.74	$21.83	$24.02
Value at end of period	$43.50	$34.12	$36.14	$34.04	$24.92	$22.21	$22.95	$18.93	$14.74	$21.83
Number of accumulation units outstanding at end of period	13,713	15,432	18,422	21,199	20,331	20,115	20,927	19,957	20,995	21,884

TABLE 26

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.88	$20.61	$19.90	$14.94	$13.15	$14.04	$12.96	$11.52
Value at end of period	$21.05	$20.88	$20.61	$19.90	$14.94	$13.15	$14.04	$12.96
Number of accumulation units outstanding at end of period	1,796	1,902	453	1,450	1,088	1,075	723	723
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.80	$16.05	$14.24	$11.73	$10.67	$10.99	$9.59	$9.24
Value at end of period	$16.81	$15.80	$16.05	$14.24	$11.73	$10.67	$10.99	$9.59
Number of accumulation units outstanding at end of period	2,867	2,751	2,755	2,027	2,002	1,769	1,331	956
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.91	$16.56	$15.35	$11.97	$11.05	$10.96	$9.88	$8.92
Value at end of period	$17.19	$15.91	$16.56	$15.35	$11.97	$11.05	$10.96	$9.88
Number of accumulation units outstanding at end of period	3,821	3,163	3,050	2,527	4,052	3,379	3,567	3
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.60	$11.99	$11.81	$13.15	$12.47	$11.16	$10.70	$10.26
Value at end of period	$12.01	$11.60	$11.99	$11.81	$13.15	$12.47	$11.16	$10.70
Number of accumulation units outstanding at end of period	11,632	9,816	10,057	12,158	16,526	18,747	6,588	7,196
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$9.54
Value at end of period	$9.82
Number of accumulation units outstanding at end of period	760
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.90	$18.88	$17.22	$12.04	$10.12	$11.55	$9.77
Value at end of period	$20.45	$17.90	$18.88	$17.22	$12.04	$10.12	$11.55
Number of accumulation units outstanding at end of period	4,399	6,517	2,000	4,191	711	694	3,186
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.87	$11.43	$11.68	$9.44	$7.61	$8.31	$7.93	$5.74	$5.27
Value at end of period	$9.71	$10.87	$11.43	$11.68	$9.44	$7.61	$8.31	$7.93	$5.74
Number of accumulation units outstanding at end of period	2,228	1,702	2,874	2,407	8,520	2,106	1,648	3,878	6

CFI 230

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$17.11	$19.31	$17.80	$12.46	$10.83	$11.72	$10.67
Value at end of period	$20.99	$17.11	$19.31	$17.80	$12.46	$10.83	$11.72
Number of accumulation units outstanding at end of period	1,336	2,327	4,175	3,221	25	0	2,446
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.14	$9.58
Value at end of period	$10.42	$9.14
Number of accumulation units outstanding at end of period	9,996	8
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.06	$10.52
Value at end of period	$9.35	$10.06
Number of accumulation units outstanding at end of period	2,466	11,194
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.97	$23.87	$22.69	$17.22	$15.39	$15.95
Value at end of period	$26.57	$21.97	$23.87	$22.69	$17.22	$15.39
Number of accumulation units outstanding at end of period	1,336	2,231	5,341	2,115	2,115	32
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.40	$24.20	$22.34	$19.15	$17.53	$16.96	$15.30	$12.35	$18.20	$17.91
Value at end of period	$24.95	$23.40	$24.20	$22.34	$19.15	$17.53	$16.96	$15.30	$12.35	$18.20
Number of accumulation units outstanding at end of period	10,912	10,186	15,877	12,258	12,949	11,338	10,334	11,115	11,283	12,869
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.73	$14.20	$11.03	$10.82	$10.87
Value at end of period	$15.38	$14.73	$14.20	$11.03	$10.82
Number of accumulation units outstanding at end of period	8,882	7,696	9,212	4,849	3,735
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.16	$13.62	$12.33	$9.53	$8.38	$8.94	$7.77	$6.18	$8.11
Value at end of period	$14.93	$13.16	$13.62	$12.33	$9.53	$8.38	$8.94	$7.77	$6.18
Number of accumulation units outstanding at end of period	4,414	4,261	4,198	3,501	4,442	4,208	4,050	1,018	156
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.60	$15.58	$14.07	$10.53	$9.15	$9.67	$7.95	$6.08	$8.93
Value at end of period	$16.45	$14.60	$15.58	$14.07	$10.53	$9.15	$9.67	$7.95	$6.08
Number of accumulation units outstanding at end of period	2,919	2,579	3,673	2,636	2,619	2,066	2,335	2,486	1,633
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.13	$19.52	$20.28	$17.07	$14.49	$16.96	$15.68	$11.40	$19.41	$16.52
Value at end of period	$19.05	$19.13	$19.52	$20.28	$17.07	$14.49	$16.96	$15.68	$11.40	$19.41
Number of accumulation units outstanding at end of period	56,051	61,364	67,614	81,914	92,383	99,025	109,782	136,704	128,681	85,744
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$47.02	$47.25	$42.70	$32.90	$28.59	$29.67	$25.60	$19.08	$33.58	$28.89
Value at end of period	$50.21	$47.02	$47.25	$42.70	$32.90	$28.59	$29.67	$25.60	$19.08	$33.58
Number of accumulation units outstanding at end of period	160,476	172,721	205,393	231,975	262,014	274,820	315,602	372,022	419,213	472,873
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.92	$30.46	$28.34	$22.37	$19.29	$19.33	$16.98	$13.19	$23.27	$23.18
Value at end of period	$33.74	$28.92	$30.46	$28.34	$22.37	$19.29	$19.33	$16.98	$13.19	$23.27
Number of accumulation units outstanding at end of period	42,143	47,808	72,001	79,967	90,368	98,463	120,131	140,149	132,451	149,387

CFI 231

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.28	$29.52	$26.83	$19.91	$17.56	$17.73	$14.44	$11.39	$21.80	$17.37
Value at end of period	$31.17	$31.28	$29.52	$26.83	$19.91	$17.56	$17.73	$14.44	$11.39	$21.80
Number of accumulation units outstanding at end of period	56,077	57,488	63,004	64,694	76,374	89,325	92,734	107,057	137,894	140,267
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.96	$20.46	$22.52	$17.46	$14.63	$17.87	$15.98	$12.77	$22.99	$19.83
Value at end of period	$19.67	$20.96	$20.46	$22.52	$17.46	$14.63	$17.87	$15.98	$12.77	$22.99
Number of accumulation units outstanding at end of period	8,408	7,790	6,490	7,074	7,468	8,821	11,352	14,863	17,837	22,320
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.91	$28.30	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35
Value at end of period	$33.34	$25.91	$28.30	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71
Number of accumulation units outstanding at end of period	13,828	14,266	21,152	27,098	28,292	28,377	34,898	38,808	49,190	51,720
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.55	$14.24	$13.23	$10.18	$8.79	$9.06	$8.04	$6.10	$10.19
Value at end of period	$16.17	$14.55	$14.24	$13.23	$10.18	$8.79	$9.06	$8.04	$6.10
Number of accumulation units outstanding at end of period	17,938	17,845	18,849	17,891	19,477	19,487	24,692	26,639	8,490
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.23	$18.22	$17.63	$13.81	$12.65	$13.65	$12.27	$11.74
Value at end of period	$19.07	$17.23	$18.22	$17.63	$13.81	$12.65	$13.65	$12.27
Number of accumulation units outstanding at end of period	47	25	25	390	50	50	2,008	40
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.42	$53.39	$49.80	$35.95	$37.16
Value at end of period	$56.03	$55.42	$53.39	$49.80	$35.95
Number of accumulation units outstanding at end of period	2,234	2,505	2,385	4,139	4,068
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.39	$15.45	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03
Value at end of period	$15.69	$14.39	$15.45	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72
Number of accumulation units outstanding at end of period	21,064	19,820	20,588	21,051	26,602	27,418	30,365	37,091	39,838	47,594
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$45.94	$46.18	$43.05	$36.24	$32.27	$32.12	$29.97	$24.09	$28.95	$26.49
Value at end of period	$47.50	$45.94	$46.18	$43.05	$36.24	$32.27	$32.12	$29.97	$24.09	$28.95
Number of accumulation units outstanding at end of period	90	84	79	72	64	58	50	42	33	23
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$36.15	$35.15	$31.60	$24.15	$20.82	$21.37	$17.18	$12.00	$21.56	$17.88
Value at end of period	$40.15	$36.15	$35.15	$31.60	$24.15	$20.82	$21.37	$17.18	$12.00	$21.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	12
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.17	$27.42	$26.43	$26.78	$25.00	$23.69	$22.20	$19.83	$18.92	$17.88
Value at end of period	$27.52	$27.17	$27.42	$26.43	$26.78	$25.00	$23.69	$22.20	$19.83	$18.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	11	11	11	10	22
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$25.30	$26.19	$24.66	$19.43	$16.36	$19.19	$16.76	$12.31	$22.50	$20.77
Value at end of period	$25.53	$25.30	$26.19	$24.66	$19.43	$16.36	$19.19	$16.76	$12.31	$22.50
Number of accumulation units outstanding at end of period	150	138	130	119	103	91	78	63	46	35
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.57	$17.38	$16.73	$12.49	$10.88	$11.21	$9.09	$7.16	$9.61
Value at end of period	$20.66	$16.57	$17.38	$16.73	$12.49	$10.88	$11.21	$9.09	$7.16
Number of accumulation units outstanding at end of period	2,762	2,762	3,247	4,802	4,468	4,895	4,346	4,679	1,710

CFI 232

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.09	$21.12	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96
Value at end of period	$23.12	$20.09	$21.12	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88
Number of accumulation units outstanding at end of period	15,650	18,936	20,181	30,453	33,973	32,890	36,984	47,914	53,990	64,002
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.00
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	352
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.04	$10.16	$9.72	$9.59
Value at end of period	$10.16	$10.04	$10.16	$9.72
Number of accumulation units outstanding at end of period	5,484	3,341	2,039	26
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.42	$16.71	$15.32	$11.24	$10.26	$10.70	$8.83	$6.86	$11.35	$10.69
Value at end of period	$17.84	$16.42	$16.71	$15.32	$11.24	$10.26	$10.70	$8.83	$6.86	$11.35
Number of accumulation units outstanding at end of period	2,462	2,221	5,341	5,833	4,854	4,487	3,783	3,637	1,736	340
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.83	$21.93	$21.50	$17.15	$14.37	$15.74	$14.12	$10.39	$16.92	$14.76
Value at end of period	$22.98	$22.83	$21.93	$21.50	$17.15	$14.37	$15.74	$14.12	$10.39	$16.92
Number of accumulation units outstanding at end of period	10,760	9,406	12,581	13,240	12,312	14,209	17,976	19,204	19,817	22,209
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$63.46	$74.70	$79.37	$74.10	$62.03	$76.61	$61.03	$33.97	$66.12	$49.97
Value at end of period	$67.06	$63.46	$74.70	$79.37	$74.10	$62.03	$76.61	$61.03	$33.97	$66.12
Number of accumulation units outstanding at end of period	21,881	24,502	26,919	29,805	33,298	33,151	37,535	42,528	38,610	39,851
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$33.46	$32.56	$32.20	$25.59	$21.34	$23.54	$20.54	$14.86	$25.14	$23.92
Value at end of period	$33.11	$33.46	$32.56	$32.20	$25.59	$21.34	$23.54	$20.54	$14.86	$25.14
Number of accumulation units outstanding at end of period	52	52	52	52	52	349	359	373	319	307
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.43	$23.04	$20.82	$14.93	$12.80	$13.24	$10.86	$8.00	$13.02	$13.34
Value at end of period	$25.01	$21.43	$23.04	$20.82	$14.93	$12.80	$13.24	$10.86	$8.00	$13.02
Number of accumulation units outstanding at end of period	1,611	2,087	2,301	3,429	2,399	3,618	3,692	3,606	5,762	7,126
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.33	$15.59	$14.60	$12.70	$11.54	$11.89	$10.75	$8.96	$13.09	$12.10
Value at end of period	$16.04	$15.33	$15.59	$14.60	$12.70	$11.54	$11.89	$10.75	$8.96	$13.09
Number of accumulation units outstanding at end of period	16,100	20,290	24,850	27,678	27,189	28,289	33,814	36,075	46,317	43,591
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.23	$14.79	$14.51	$16.17	$15.04	$13.63	$12.75	$10.90	$11.86	$10.85
Value at end of period	$14.79	$14.23	$14.79	$14.51	$16.17	$15.04	$13.63	$12.75	$10.90	$11.86
Number of accumulation units outstanding at end of period	15,969	27,094	46,379	55,660	71,972	60,243	59,036	46,515	40,014	24,753
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.12	$7.31	$8.46	$8.73	$7.88	$10.41	$9.09	$5.26	$12.74	$10.67
Value at end of period	$6.43	$6.12	$7.31	$8.46	$8.73	$7.88	$10.41	$9.09	$5.26	$12.74
Number of accumulation units outstanding at end of period	7,086	6,339	7,231	8,739	11,312	13,253	16,867	24,517	21,863	16,143
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.53	$17.40	$17.59	$15.88	$13.84	$14.24	$12.20	$7.69	$12.05	$11.51
Value at end of period	$18.66	$16.53	$17.40	$17.59	$15.88	$13.84	$14.24	$12.20	$7.69	$12.05
Number of accumulation units outstanding at end of period	4,350	5,350	10,615	9,883	10,629	11,298	14,218	17,456	18,956	26,903

CFI 233

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.65	$13.45	$13.36	$10.45	$8.66	$10.23	$8.28	$5.45	$9.38
Value at end of period	$14.27	$13.65	$13.45	$13.36	$10.45	$8.66	$10.23	$8.28	$5.45
Number of accumulation units outstanding at end of period	2,104	2,181	2,160	2,227	2,408	1,855	5,575	6,229	1,648
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.92	$9.93
Value at end of period	$9.93	$9.92
Number of accumulation units outstanding at end of period	4,019	20
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.96	$21.09	$21.00	$20.78	$18.16	$18.81	$16.89	$14.37	$13.68	$12.48
Value at end of period	$20.96	$19.96	$21.09	$21.00	$20.78	$18.16	$18.81	$16.89	$14.37	$13.68
Number of accumulation units outstanding at end of period	39,037	42,109	65,422	66,852	68,596	67,553	71,487	89,902	71,677	56,231
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.57	$11.67	$11.19	$11.55	$11.03	$10.48	$9.88	$8.70	$9.67
Value at end of period	$11.75	$11.57	$11.67	$11.19	$11.55	$11.03	$10.48	$9.88	$8.70
Number of accumulation units outstanding at end of period	2,017	2,018	3,854	5,293	7,920	8,866	6,708	5,716	3,461
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.78	$20.92	$19.37	$14.64	$12.28	$13.06	$11.77	$8.85	$14.69	$13.40
Value at end of period	$23.35	$21.78	$20.92	$19.37	$14.64	$12.28	$13.06	$11.77	$8.85	$14.69
Number of accumulation units outstanding at end of period	94,033	105,915	128,301	140,070	154,558	178,664	205,347	247,547	238,743	156,979
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$2.40	$3.30	$3.65	$7.60	$8.74	$10.92
Value at end of period	$3.46	$2.40	$3.30	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	12,875	18,063	16,628	6,316	5,006	1,517
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.56	$26.35	$25.09	$21.75	$19.36	$19.84	$17.59	$14.92	$21.00	$20.12
Value at end of period	$27.24	$25.56	$26.35	$25.09	$21.75	$19.36	$19.84	$17.59	$14.92	$21.00
Number of accumulation units outstanding at end of period	122,545	135,116	154,393	169,655	196,779	198,845	219,984	268,446	274,079	344,529
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.62	$10.01
Value at end of period	$10.63	$9.62
Number of accumulation units outstanding at end of period	4,392	632
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.06	$13.81	$13.91	$14.66	$13.74	$13.40	$11.70	$9.74	$11.66	$10.84
Value at end of period	$13.73	$13.06	$13.81	$13.91	$14.66	$13.74	$13.40	$11.70	$9.74	$11.66
Number of accumulation units outstanding at end of period	21,310	22,828	26,545	28,242	35,970	36,903	49,326	47,965	76,222	79,892
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.34	$10.01
Value at end of period	$9.79	$9.34
Number of accumulation units outstanding at end of period	75,921	94,031
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$9.70	$10.52
Value at end of period	$10.24	$9.70
Number of accumulation units outstanding at end of period	132	11

CFI 234

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.39
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	32
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.97	$13.12	$13.27	$13.42	$13.57	$13.72	$13.85	$13.96	$13.76	$13.24
Value at end of period	$12.85	$12.97	$13.12	$13.27	$13.42	$13.57	$13.72	$13.85	$13.96	$13.76
Number of accumulation units outstanding at end of period	109,340	120,305	96,843	100,988	105,952	128,666	125,613	169,795	201,803	189,178
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.24	$24.87	$22.72	$17.59	$15.37	$15.59	$13.82	$10.73	$17.41	$16.40
Value at end of period	$26.30	$24.24	$24.87	$22.72	$17.59	$15.37	$15.59	$13.82	$10.73	$17.41
Number of accumulation units outstanding at end of period	320,154	343,657	382,886	425,042	454,739	499,693	539,591	603,771	700,974	780,871
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.27	$17.83	$17.83	$17.08	$15.15	$14.67	$12.99	$8.80	$11.49	$11.30
Value at end of period	$19.57	$17.27	$17.83	$17.83	$17.08	$15.15	$14.67	$12.99	$8.80	$11.49
Number of accumulation units outstanding at end of period	3,964	3,694	4,586	8,821	9,506	8,502	7,145	4,559	2,705	5,256
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.14	$32.24	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06
Value at end of period	$35.04	$32.14	$32.24	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91
Number of accumulation units outstanding at end of period	97,140	101,286	117,304	127,320	143,894	150,031	159,467	195,772	205,126	262,914
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.13	$37.21	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49
Value at end of period	$42.20	$36.13	$37.21	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45
Number of accumulation units outstanding at end of period	56,452	61,851	72,725	80,268	91,276	96,922	108,249	132,715	152,651	172,106
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.79	$25.91	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71
Value at end of period	$31.20	$24.79	$25.91	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42
Number of accumulation units outstanding at end of period	29,279	33,713	36,842	43,182	46,081	51,154	58,585	81,074	92,831	111,071
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.71	$22.84	$21.66	$21.94	$20.28	$19.08	$17.57	$15.93	$17.61	$16.80
Value at end of period	$23.43	$22.71	$22.84	$21.66	$21.94	$20.28	$19.08	$17.57	$15.93	$17.61
Number of accumulation units outstanding at end of period	73,198	74,871	66,216	74,832	84,220	95,720	121,805	146,012	158,912	160,354
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.89	$9.08	$9.76	$8.13	$6.93	$7.98	$7.48	$5.92	$10.01
Value at end of period	$8.87	$8.89	$9.08	$9.76	$8.13	$6.93	$7.98	$7.48	$5.92
Number of accumulation units outstanding at end of period	23,379	27,551	33,954	33,557	31,983	34,769	37,050	50,082	3,345
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.40	$17.50	$15.58	$12.03	$10.31	$10.31
Value at end of period	$18.91	$18.40	$17.50	$15.58	$12.03	$10.31
Number of accumulation units outstanding at end of period	88,653	102,987	115,973	56,001	71,806	69,383
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.79	$13.54	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13	$9.35
Value at end of period	$14.40	$12.79	$13.54	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	128,594	145,577	161,541	135,644	117,329	133,935	137,361	178,785	206,885	239,700
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.65	$25.82	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99
Value at end of period	$27.20	$25.65	$25.82	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91
Number of accumulation units outstanding at end of period	17,315	16,101	16,123	17,142	11,039	10,829	6,689	7,884	6,487	2,446

CFI 235

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.41	$15.65	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80
Value at end of period	$16.58	$15.41	$15.65	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25
Number of accumulation units outstanding at end of period	10,182	10,875	13,391	17,078	17,228	20,394	22,545	33,744	34,878	33,068
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.31	$23.80	$21.28	$16.31	$14.41	$13.99	$12.54	$10.70
Value at end of period	$26.67	$25.31	$23.80	$21.28	$16.31	$14.41	$13.99	$12.54
Number of accumulation units outstanding at end of period	1,918	2,050	1,126	791	1,702	1,267	96	66
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.32	$15.18	$13.60	$10.42	$9.12	$8.99	$8.11	$6.63	$8.94
Value at end of period	$16.80	$15.32	$15.18	$13.60	$10.42	$9.12	$8.99	$8.11	$6.63
Number of accumulation units outstanding at end of period	24,417	25,174	20,663	11,912	12,216	14,574	9,491	8,501	1,375
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.32	$21.36	$19.25	$14.82	$12.93	$13.00	$11.84	$10.05
Value at end of period	$23.16	$20.32	$21.36	$19.25	$14.82	$12.93	$13.00	$11.84
Number of accumulation units outstanding at end of period	3,591	4,712	3,538	3,102	2,994	3,843	2,965	1,726
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.31	$25.80	$23.49	$17.62	$15.43	$15.96	$12.83	$11.40
Value at end of period	$26.72	$25.31	$25.80	$23.49	$17.62	$15.43	$15.96	$12.83
Number of accumulation units outstanding at end of period	5,114	5,383	5,358	5,915	5,821	6,393	8,606	5,761
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.17	$16.84	$15.11	$11.39	$9.84	$10.15	$8.20	$5.92	$9.34
Value at end of period	$18.13	$16.17	$16.84	$15.11	$11.39	$9.84	$10.15	$8.20	$5.92
Number of accumulation units outstanding at end of period	27,109	27,444	14,969	8,906	5,536	5,342	3,039	5,275	959
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.91	$16.86	$16.25	$11.85	$10.33	$10.87	$8.70	$6.95	$10.32
Value at end of period	$19.05	$15.91	$16.86	$16.25	$11.85	$10.33	$10.87	$8.70	$6.95
Number of accumulation units outstanding at end of period	7,973	8,727	5,633	3,982	2,358	1,150	529	574	1,944
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.04	$17.39	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94
Value at end of period	$19.10	$17.04	$17.39	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72
Number of accumulation units outstanding at end of period	13,773	14,194	11,729	13,161	14,332	12,436	10,166	9,166	6,824	5,023
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.77	$48.71	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13
Value at end of period	$58.79	$47.77	$48.71	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44
Number of accumulation units outstanding at end of period	28,935	31,925	33,044	35,704	38,603	45,379	44,898	50,706	58,496	62,006
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.63	$14.82	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15
Value at end of period	$15.32	$14.63	$14.82	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57
Number of accumulation units outstanding at end of period	56,298	46,601	45,440	47,337	54,189	57,495	64,088	100,241	61,989	40,204
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.27	$15.52	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49
Value at end of period	$16.03	$15.27	$15.52	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01
Number of accumulation units outstanding at end of period	39,237	42,756	54,985	55,103	61,812	65,899	65,999	81,376	60,945	37,839

CFI 236

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.64	$15.97	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83
Value at end of period	$16.45	$15.64	$15.97	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42
Number of accumulation units outstanding at end of period	30,756	29,786	30,011	31,884	36,531	31,149	38,066	36,848	25,773	14,280
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.52	$15.84	$15.08	$12.35	$10.81	$11.72
Value at end of period	$16.33	$15.52	$15.84	$15.08	$12.35	$10.81
Number of accumulation units outstanding at end of period	12,632	7,268	8,819	8,037	863	231
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.15	$12.34	$11.74	$10.27	$9.98
Value at end of period	$12.77	$12.15	$12.34	$11.74	$10.27
Number of accumulation units outstanding at end of period	21	216	295	295	61
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.86	$14.01	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38	$11.11
Value at end of period	$14.32	$13.86	$14.01	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38
Number of accumulation units outstanding at end of period	26,561	23,985	887	219	20	5	65	3,196	5	1,333
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.08	$12.27	$11.76	$10.86	$9.81	$9.99	$9.09	$7.46
Value at end of period	$12.65	$12.08	$12.27	$11.76	$10.86	$9.81	$9.99	$9.09
Number of accumulation units outstanding at end of period	604	705	4,542	5,220	486	219	175	126
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.40	$22.70	$21.54	$19.44	$17.51	$17.40	$15.84	$13.60	$18.00	$17.21
Value at end of period	$23.40	$22.40	$22.70	$21.54	$19.44	$17.51	$17.40	$15.84	$13.60	$18.00
Number of accumulation units outstanding at end of period	10,403	12,797	14,122	21,406	21,690	20,625	22,240	26,909	39,251	42,056
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.86	$23.40	$22.21	$18.36	$16.15	$16.83	$15.06	$12.16	$19.24	$18.53
Value at end of period	$24.17	$22.86	$23.40	$22.21	$18.36	$16.15	$16.83	$15.06	$12.16	$19.24
Number of accumulation units outstanding at end of period	38,386	39,710	38,786	43,378	46,658	48,132	53,867	68,921	79,897	79,014
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.23	$22.62	$21.45	$18.61	$16.57	$16.86	$15.22	$12.64	$18.39	$17.64
Value at end of period	$23.44	$22.23	$22.62	$21.45	$18.61	$16.57	$16.86	$15.22	$12.64	$18.39
Number of accumulation units outstanding at end of period	31,555	31,748	31,918	34,271	40,863	45,610	59,500	78,726	86,697	88,914
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.15	$12.26	$11.73	$12.18	$11.86	$11.19	$10.67	$10.19	$9.90
Value at end of period	$12.29	$12.15	$12.26	$11.73	$12.18	$11.86	$11.19	$10.67	$10.19
Number of accumulation units outstanding at end of period	4,370	10,202	9,635	9,873	9,868	13,009	10,490	3,048	4,568
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$19.97	$19.98	$19.37
Value at end of period	$22.04	$19.97	$19.98
Number of accumulation units outstanding at end of period	8,700	4,351	2,678
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.53	$28.34	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81
Value at end of period	$33.77	$27.53	$28.34	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18
Number of accumulation units outstanding at end of period	3,307	2,612	3,277	4,012	4,240	4,083	5,326	6,075	5,153	5,203

CFI 237

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.37	$30.22	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54
Value at end of period	$29.55	$28.37	$30.22	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40
Number of accumulation units outstanding at end of period	15,776	17,597	28,354	30,410	32,483	33,084	38,797	43,569	47,093	45,358
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.45	$13.80	$12.24	$11.91	$9.56	$10.19	$8.86	$6.70	$9.74
Value at end of period	$13.41	$13.45	$13.80	$12.24	$11.91	$9.56	$10.19	$8.86	$6.70
Number of accumulation units outstanding at end of period	26,424	27,479	29,076	29,207	35,252	37,422	51,877	59,191	54,037
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.85	$16.56	$12.89	$12.78	$11.19	$10.34	$8.17	$6.08	$10.01	$12.31
Value at end of period	$17.36	$16.85	$16.56	$12.89	$12.78	$11.19	$10.34	$8.17	$6.08	$10.01
Number of accumulation units outstanding at end of period	18,555	24,210	27,853	17,160	20,139	17,146	22,553	22,483	23,845	22,025
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.95	$28.43	$25.50	$19.14	$17.25	$18.30	$16.52	$12.70	$21.14	$20.53
Value at end of period	$31.02	$28.95	$28.43	$25.50	$19.14	$17.25	$18.30	$16.52	$12.70	$21.14
Number of accumulation units outstanding at end of period	2,596	1,172	1,183	1,291	2,574	2,026	2,547	4,110	3,212	5,494
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.17	$15.81	$15.33	$11.08	$9.81	$10.20	$8.24	$6.68	$10.25	$10.07
Value at end of period	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81	$10.20	$8.24	$6.68	$10.25
Number of accumulation units outstanding at end of period	2,760	3,488	5,031	6,320	5,698	7,856	6,845	7,738	6,272	4,515
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$21.87	$20.87	$15.52	$13.70	$15.56	$12.26	$8.91	$14.81	$13.09
Value at end of period	$23.50	$21.27	$21.87	$20.87	$15.52	$13.70	$15.56	$12.26	$8.91	$14.81
Number of accumulation units outstanding at end of period	10,822	10,787	11,560	13,453	15,636	25,163	28,855	21,206	20,336	20,436
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.20	$20.66	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41
Value at end of period	$22.36	$19.20	$20.66	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92
Number of accumulation units outstanding at end of period	5,193	8,562	15,378	17,445	13,728	17,880	19,494	25,134	23,297	24,987
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.09	$18.68	$17.35	$14.04	$12.59	$12.88	$11.60	$9.56	$12.62	$12.33
Value at end of period	$20.61	$18.09	$18.68	$17.35	$14.04	$12.59	$12.88	$11.60	$9.56	$12.62
Number of accumulation units outstanding at end of period	81,709	82,742	94,289	90,749	127,399	106,340	121,148	146,129	173,779	202,843
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.76	$18.51	$17.01	$12.85	$11.35	$11.73	$10.55	$8.61	$12.85	$12.67
Value at end of period	$21.06	$17.76	$18.51	$17.01	$12.85	$11.35	$11.73	$10.55	$8.61	$12.85
Number of accumulation units outstanding at end of period	10,817	12,872	13,222	13,559	15,545	18,508	18,517	19,659	20,661	16,290
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.63	$21.18	$21.23	$22.78	$19.35	$23.95	$20.14	$11.88	$24.65	$18.01
Value at end of period	$19.69	$17.63	$21.18	$21.23	$22.78	$19.35	$23.95	$20.14	$11.88	$24.65
Number of accumulation units outstanding at end of period	15,440	14,433	13,740	9,542	12,463	12,805	15,884	19,215	23,371	26,816
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.72	$31.01	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37
Value at end of period	$33.70	$29.72	$31.01	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57
Number of accumulation units outstanding at end of period	3,669	5,229	7,203	6,952	5,259	8,575	9,169	10,445	10,941	15,043
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.17	$23.29	$21.74	$15.83	$13.49	$13.83	$11.04	$8.77	$12.66	$13.03
Value at end of period	$26.65	$22.17	$23.29	$21.74	$15.83	$13.49	$13.83	$11.04	$8.77	$12.66
Number of accumulation units outstanding at end of period	4,533	4,286	6,156	4,226	3,704	3,436	3,032	2,739	1,674	2,145

CFI 238

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.91	$19.34	$19.12	$15.22	$12.65	$13.93	$12.14	$8.80	$14.91	$14.15
Value at end of period	$19.73	$19.91	$19.34	$19.12	$15.22	$12.65	$13.93	$12.14	$8.80	$14.91
Number of accumulation units outstanding at end of period	172,851	186,090	216,109	215,983	253,995	257,763	300,492	348,809	368,464	440,703
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.64	$18.71	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58
Value at end of period	$19.93	$17.64	$18.71	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10
Number of accumulation units outstanding at end of period	5,240	3,779	6,510	4,662	5,804	1,694	1,227	2,331	858	549
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.83	$20.99	$18.93	$15.67	$13.85	$13.61	$12.08	$9.17	$12.79	$12.40
Value at end of period	$23.32	$21.83	$20.99	$18.93	$15.67	$13.85	$13.61	$12.08	$9.17	$12.79
Number of accumulation units outstanding at end of period	93,326	103,569	141,731	156,090	158,166	150,227	154,831	142,638	117,937	103,974
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.29	$23.10	$20.89	$15.63	$13.62	$14.31	$11.26	$7.78	$13.84	$12.35
Value at end of period	$24.73	$23.29	$23.10	$20.89	$15.63	$13.62	$14.31	$11.26	$7.78	$13.84
Number of accumulation units outstanding at end of period	84,448	92,505	119,142	122,394	142,654	140,452	153,317	176,871	185,791	220,002
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.00	$24.99	$23.53	$18.35	$15.83	$16.16	$14.22	$11.51	$18.11	$17.77
Value at end of period	$27.01	$23.00	$24.99	$23.53	$18.35	$15.83	$16.16	$14.22	$11.51	$18.11
Number of accumulation units outstanding at end of period	18,968	21,034	23,396	21,904	20,758	22,183	27,945	35,342	35,274	37,594
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.11	$38.44	$35.78	$25.99	$22.11	$22.61	$19.57	$13.85	$24.24	$22.31
Value at end of period	$42.26	$42.11	$38.44	$35.78	$25.99	$22.11	$22.61	$19.57	$13.85	$24.24
Number of accumulation units outstanding at end of period	34,029	35,776	45,585	47,876	59,756	57,193	65,975	73,187	63,752	69,959
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.28	$15.60	$15.96	$14.12	$12.03	$13.88	$12.34	$9.07	$18.18	$15.25
Value at end of period	$15.39	$15.28	$15.60	$15.96	$14.12	$12.03	$13.88	$12.34	$9.07	$18.18
Number of accumulation units outstanding at end of period	3,206	3,785	3,806	4,228	4,608	7,376	7,419	8,716	7,371	5,990
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.49	$9.93	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29	$10.20
Value at end of period	$9.55	$9.49	$9.93	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29
Number of accumulation units outstanding at end of period	37,016	41,248	44,487	53,693	58,373	36,943	46,788	57,156	64,548
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.84	$12.96	$13.48	$10.44	$8.67	$9.31	$8.74	$6.68	$11.20	$11.07
Value at end of period	$12.98	$11.84	$12.96	$13.48	$10.44	$8.67	$9.31	$8.74	$6.68	$11.20
Number of accumulation units outstanding at end of period	581	815	1,756	1,201	1,251	1,150	602	686	636	1,389
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.83	$11.96	$12.65	$10.46	$8.70	$10.31	$8.35	$5.64	$10.49	$10.53
Value at end of period	$11.53	$11.83	$11.96	$12.65	$10.46	$8.70	$10.31	$8.35	$5.64	$10.49
Number of accumulation units outstanding at end of period	8,738	8,909	26,038	26,026	26,469	25,330	18,723	11,102	7,872	4,389
WANGER SELECT
Value at beginning of period	$21.16	$21.35	$20.94	$15.74	$13.44	$16.51	$13.20	$8.03	$15.96	$14.76
Value at end of period	$23.71	$21.16	$21.35	$20.94	$15.74	$13.44	$16.51	$13.20	$8.03	$15.96
Number of accumulation units outstanding at end of period	9,852	13,834	20,798	21,640	26,435	30,529	39,157	36,490	38,325	36,933
WANGER USA
Value at beginning of period	$22.03	$22.43	$21.65	$16.37	$13.80	$14.47	$11.86	$8.44	$14.15	$13.58
Value at end of period	$24.77	$22.03	$22.43	$21.65	$16.37	$13.80	$14.47	$11.86	$8.44	$14.15
Number of accumulation units outstanding at end of period	5,964	5,599	6,329	10,367	9,829	11,033	9,952	10,952	13,782	14,889

CFI 239

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.19	$19.45	$17.70	$13.58	$12.21	$11.55	$10.31	$8.76	$13.26	$12.91
Value at end of period	$21.50	$19.19	$19.45	$17.70	$13.58	$12.21	$11.55	$10.31	$8.76	$13.26
Number of accumulation units outstanding at end of period	24,582	23,905	32,469	32,927	39,239	43,088	49,817	60,162	60,153	62,681
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$33.86	$35.88	$33.81	$24.77	$22.09	$22.83	$18.84	$14.68	$21.75	$23.94
Value at end of period	$43.14	$33.86	$35.88	$33.81	$24.77	$22.09	$22.83	$18.84	$14.68	$21.75
Number of accumulation units outstanding at end of period	20,904	29,857	31,542	33,256	32,602	33,566	42,598	39,610	46,123	41,654

TABLE 27

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.81	$20.55	$19.85	$14.91	$13.14	$13.48
Value at end of period	$20.97	$20.81	$20.55	$19.85	$14.91	$13.14
Number of accumulation units outstanding at end of period	976	1,039	1,684	273	184	14
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.74	$16.00	$14.20	$11.70	$10.65	$10.98	$9.59	$8.46
Value at end of period	$16.74	$15.74	$16.00	$14.20	$11.70	$10.65	$10.98	$9.59
Number of accumulation units outstanding at end of period	3,856	3,116	2,815	985	8,074	7,014	10,857	3,738
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.85	$16.51	$15.31	$11.95	$11.03	$10.95	$9.87	$8.94
Value at end of period	$17.12	$15.85	$16.51	$15.31	$11.95	$11.03	$10.95	$9.87
Number of accumulation units outstanding at end of period	2,524	2,369	4,153	3,841	3,115	1,773	1,127	737
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.56	$11.95	$11.78	$13.12	$12.45	$11.15	$10.70	$10.28
Value at end of period	$11.96	$11.56	$11.95	$11.78	$13.12	$12.45	$11.15	$10.70
Number of accumulation units outstanding at end of period	2,690	2,459	6,780	6,138	6,101	1,741	4,274	3,791
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during December 2015)
Value at beginning of period	$9.29	$9.50
Value at end of period	$9.81	$9.29
Number of accumulation units outstanding at end of period	200	4,717
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2012)
Value at beginning of period	$17.85	$18.84	$17.19	$12.02	$11.18
Value at end of period	$20.38	$17.85	$18.84	$17.19	$12.02
Number of accumulation units outstanding at end of period	359	720	460	7	19

CFI 240

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.82	$11.39	$11.64	$9.41	$7.60	$8.29	$7.92	$5.74	$5.71
Value at end of period	$9.66	$10.82	$11.39	$11.64	$9.41	$7.60	$8.29	$7.92	$5.74
Number of accumulation units outstanding at end of period	2,348	3,387	5,489	1,254	1,018	3,035	4	285	470
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.06	$19.27	$17.77	$12.45	$10.82	$12.48
Value at end of period	$20.92	$17.06	$19.27	$17.77	$12.45	$10.82
Number of accumulation units outstanding at end of period	4,336	3,080	8,416	4,336	1,930	766
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$8.61
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	2,675
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.06	$10.92
Value at end of period	$9.34	$10.06
Number of accumulation units outstanding at end of period	523	1,395
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.90	$23.80	$22.64	$17.19	$15.37	$15.65	$12.60	$11.91
Value at end of period	$26.46	$21.90	$23.80	$22.64	$17.19	$15.37	$15.65	$12.60
Number of accumulation units outstanding at end of period	1,462	1,461	2,304	1,177	935	627	0	77
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.17	$23.98	$22.14	$18.99	$17.39	$16.83	$15.20	$12.28	$18.09	$17.82
Value at end of period	$24.70	$23.17	$23.98	$22.14	$18.99	$17.39	$16.83	$15.20	$12.28	$18.09
Number of accumulation units outstanding at end of period	4,569	5,484	5,362	5,301	9,475	7,707	6,421	5,411	6,665	5,606
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.70	$14.17	$11.02	$10.82	$9.46	$9.27
Value at end of period	$15.34	$14.70	$14.17	$11.02	$10.82	$9.46
Number of accumulation units outstanding at end of period	610	1,842	2,733	4	0	266
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.11	$13.57	$12.29	$9.51	$8.37	$8.93	$7.77	$5.99
Value at end of period	$14.87	$13.11	$13.57	$12.29	$9.51	$8.37	$8.93	$7.77
Number of accumulation units outstanding at end of period	5,458	4,774	5,988	3,252	2,169	1,830	3,065	43
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.55	$15.53	$14.03	$10.51	$9.13	$9.65	$7.95	$6.08	$7.07
Value at end of period	$16.38	$14.55	$15.53	$14.03	$10.51	$9.13	$9.65	$7.95	$6.08
Number of accumulation units outstanding at end of period	1,279	1,262	3,335	177	43	7,981	7,153	28	1,086
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.02	$19.41	$20.18	$17.00	$14.43	$16.90	$15.64	$11.38	$19.37	$16.49
Value at end of period	$18.93	$19.02	$19.41	$20.18	$17.00	$14.43	$16.90	$15.64	$11.38	$19.37
Number of accumulation units outstanding at end of period	13,064	17,222	23,380	18,334	30,154	23,078	28,714	23,499	9,980	12,276

CFI 241

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.56	$46.81	$42.32	$32.63	$28.36	$29.45	$25.43	$18.96	$33.39	$28.74
Value at end of period	$49.69	$46.56	$46.81	$42.32	$32.63	$28.36	$29.45	$25.43	$18.96	$33.39
Number of accumulation units outstanding at end of period	19,758	19,769	26,143	20,086	45,737	51,767	53,378	80,196	53,125	63,422
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.63	$30.18	$28.09	$22.19	$19.14	$19.19	$16.86	$13.11	$23.13	$23.06
Value at end of period	$33.39	$28.63	$30.18	$28.09	$22.19	$19.14	$19.19	$16.86	$13.11	$23.13
Number of accumulation units outstanding at end of period	13,534	10,376	8,769	12,836	16,005	24,054	34,666	49,321	42,895	56,507
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.97	$29.25	$26.60	$19.74	$17.42	$17.60	$14.34	$11.31	$21.68	$17.28
Value at end of period	$30.85	$30.97	$29.25	$26.60	$19.74	$17.42	$17.60	$14.34	$11.31	$21.68
Number of accumulation units outstanding at end of period	13,752	8,963	14,607	13,451	22,372	36,160	45,184	65,323	59,660	73,333
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.76	$20.27	$22.32	$17.32	$14.52	$17.74	$15.87	$12.69	$22.86	$19.72
Value at end of period	$19.47	$20.76	$20.27	$22.32	$17.32	$14.52	$17.74	$15.87	$12.69	$22.86
Number of accumulation units outstanding at end of period	3,646	3,214	3,550	3,602	4,810	10,645	11,970	12,748	9,198	10,930
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.72	$28.11	$28.29	$21.01	$17.96	$18.89	$14.91	$11.68	$17.65	$18.30
Value at end of period	$33.09	$25.72	$28.11	$28.29	$21.01	$17.96	$18.89	$14.91	$11.68	$17.65
Number of accumulation units outstanding at end of period	3,406	3,386	1,799	2,564	12,258	15,052	19,302	24,341	16,535	10,934
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.49	$14.19	$13.19	$10.15	$8.77	$9.05	$8.04	$6.10	$7.10
Value at end of period	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77	$9.05	$8.04	$6.10
Number of accumulation units outstanding at end of period	16,921	14,173	12,391	2,518	1,918	213	10,876	10,182	256
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.17	$18.16	$17.59	$13.78	$12.64	$13.64	$12.27	$11.17
Value at end of period	$19.00	$17.17	$18.16	$17.59	$13.78	$12.64	$13.64	$12.27
Number of accumulation units outstanding at end of period	87	68	44	6	2	0	910	934
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.32	$53.31	$49.76	$35.94	$37.16
Value at end of period	$55.90	$55.32	$53.31	$49.76	$35.94
Number of accumulation units outstanding at end of period	1,844	1,315	1,973	1,848	2,143
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.27	$15.33	$14.35	$11.24	$9.98	$10.11	$9.34	$7.37	$10.68	$9.99
Value at end of period	$15.55	$14.27	$15.33	$14.35	$11.24	$9.98	$10.11	$9.34	$7.37	$10.68
Number of accumulation units outstanding at end of period	5,587	5,044	6,333	5,952	6,178	26,534	31,273	33,443	44,764	54,313
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$45.49	$45.75	$42.67	$35.94	$32.02	$31.88	$29.11
Value at end of period	$47.01	$45.49	$45.75	$42.67	$35.94	$32.02	$31.88
Number of accumulation units outstanding at end of period	0	0	0	0	35	35	35
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$35.79	$34.82	$31.32	$23.95	$20.66	$21.21	$17.06	$11.92	$19.54
Value at end of period	$39.74	$35.79	$34.82	$31.32	$23.95	$20.66	$21.21	$17.06	$11.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	677	629	574	504

CFI 242

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$25.06	$25.95	$24.45	$19.26	$16.24	$19.05	$16.64	$12.23	$18.22
Value at end of period	$25.27	$25.06	$25.95	$24.45	$19.26	$16.24	$19.05	$16.64	$12.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	196	177	158	135
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.51	$17.32	$16.69	$12.46	$10.86	$11.20	$9.08	$6.33
Value at end of period	$20.57	$16.51	$17.32	$16.69	$12.46	$10.86	$11.20	$9.08
Number of accumulation units outstanding at end of period	882	156	42	28	99	42	5,006	5,930
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.95	$20.98	$19.04	$14.79	$13.07	$13.78	$11.12	$8.88	$14.83	$14.92
Value at end of period	$22.94	$19.95	$20.98	$19.04	$14.79	$13.07	$13.78	$11.12	$8.88	$14.83
Number of accumulation units outstanding at end of period	3,875	3,419	5,701	3,531	8,401	8,304	7,622	14,278	11,888	13,420
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.10
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	52
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.03	$10.16	$10.00
Value at end of period	$10.14	$10.03	$10.16
Number of accumulation units outstanding at end of period	21,363	20,216	2,113
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.34	$16.63	$15.26	$11.20	$10.23	$10.68	$8.82	$6.85	$11.34	$10.70
Value at end of period	$17.74	$16.34	$16.63	$15.26	$11.20	$10.23	$10.68	$8.82	$6.85	$11.34
Number of accumulation units outstanding at end of period	2,433	1,600	6,221	5,658	6,966	4,825	3,469	1,891	319	913
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.70	$21.81	$21.40	$17.08	$14.31	$15.68	$14.08	$10.37	$16.88	$14.74
Value at end of period	$22.84	$22.70	$21.81	$21.40	$17.08	$14.31	$15.68	$14.08	$10.37	$16.88
Number of accumulation units outstanding at end of period	6,164	7,035	13,085	8,581	14,720	16,606	9,883	12,000	7,630	8,644
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$62.97	$74.16	$78.85	$73.64	$61.68	$76.21	$60.74	$33.83	$65.88	$49.81
Value at end of period	$66.51	$62.97	$74.16	$78.85	$73.64	$61.68	$76.21	$60.74	$33.83	$65.88
Number of accumulation units outstanding at end of period	2,638	3,031	4,508	3,113	9,208	8,668	5,672	4,866	2,890	4,284
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$33.17	$32.29	$31.95	$25.40	$21.20	$23.39	$19.80
Value at end of period	$32.80	$33.17	$32.29	$31.95	$25.40	$21.20	$23.39
Number of accumulation units outstanding at end of period	0	0	0	0	20	20	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.32	$22.92	$20.73	$14.88	$12.76	$13.21	$10.83	$7.99	$13.01	$13.33
Value at end of period	$24.86	$21.32	$22.92	$20.73	$14.88	$12.76	$13.21	$10.83	$7.99	$13.01
Number of accumulation units outstanding at end of period	915	1,380	1,945	1,430	2,422	2,454	2,931	2,156	1,089	1,223
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.21	$15.48	$14.51	$12.62	$11.48	$11.83	$10.70	$8.93	$13.04	$12.06
Value at end of period	$15.91	$15.21	$15.48	$14.51	$12.62	$11.48	$11.83	$10.70	$8.93	$13.04
Number of accumulation units outstanding at end of period	2,910	3,561	6,576	3,493	8,798	5,744	5,552	8,500	4,909	9,717

CFI 243

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$5.89
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	75
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.14	$14.71	$14.44	$16.10	$14.99	$13.58	$12.71	$10.87	$11.84	$10.84
Value at end of period	$14.70	$14.14	$14.71	$14.44	$16.10	$14.99	$13.58	$12.71	$10.87	$11.84
Number of accumulation units outstanding at end of period	6,742	9,174	11,378	9,558	15,217	10,898	9,747	16,212	6,535	5,680
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.09	$7.28	$8.43	$8.70	$7.86	$10.39	$9.07	$5.26	$12.73	$11.28
Value at end of period	$6.40	$6.09	$7.28	$8.43	$8.70	$7.86	$10.39	$9.07	$5.26	$12.73
Number of accumulation units outstanding at end of period	4,859	4,500	4,045	3,333	6,319	6,268	5,400	2,721	2,065	4,467
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.43	$17.31	$17.51	$15.81	$13.79	$14.19	$12.17	$7.67	$12.03	$11.50
Value at end of period	$18.55	$16.43	$17.31	$17.51	$15.81	$13.79	$14.19	$12.17	$7.67	$12.03
Number of accumulation units outstanding at end of period	2,522	2,624	2,235	675	2,530	2,817	3,054	3,435	2,520	1,741
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.60	$13.41	$13.33	$10.43	$8.65	$10.22	$8.27	$7.80
Value at end of period	$14.21	$13.60	$13.41	$13.33	$10.43	$8.65	$10.22	$8.27
Number of accumulation units outstanding at end of period	1,645	1,327	662	0	531	1,858	660	38
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.92	$10.00
Value at end of period	$9.92	$9.92
Number of accumulation units outstanding at end of period	239	351
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.85	$20.98	$20.90	$20.69	$18.09	$18.75	$16.84	$14.34	$13.65	$12.47
Value at end of period	$20.83	$19.85	$20.98	$20.90	$20.69	$18.09	$18.75	$16.84	$14.34	$13.65
Number of accumulation units outstanding at end of period	12,790	13,120	14,893	11,670	16,571	17,776	23,231	15,901	4,362	5,820
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.52	$11.63	$11.16	$11.52	$11.01	$10.46	$9.87	$8.70	$9.69
Value at end of period	$11.70	$11.52	$11.63	$11.16	$11.52	$11.01	$10.46	$9.87	$8.70
Number of accumulation units outstanding at end of period	2,327	3,003	2,986	22,868	18,837	14,561	937	1,422	3,390
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.65	$20.81	$19.27	$14.58	$12.24	$13.02	$11.73	$8.83	$14.66	$13.38
Value at end of period	$23.20	$21.65	$20.81	$19.27	$14.58	$12.24	$13.02	$11.73	$8.83	$14.66
Number of accumulation units outstanding at end of period	23,404	22,312	32,217	20,739	30,223	28,207	31,818	33,967	17,588	18,292
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$2.39	$3.30	$3.64	$7.59	$8.74	$10.89
Value at end of period	$3.45	$2.39	$3.30	$3.64	$7.59	$8.74
Number of accumulation units outstanding at end of period	74	2,716	1,274	728	261	47
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.31	$26.10	$24.87	$21.57	$19.21	$19.70	$17.47	$14.83	$20.87	$20.01
Value at end of period	$26.96	$25.31	$26.10	$24.87	$21.57	$19.21	$19.70	$17.47	$14.83	$20.87
Number of accumulation units outstanding at end of period	2,477	2,868	4,596	4,208	7,544	13,186	13,315	28,081	15,527	25,177

CFI 244

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.62	$9.91
Value at end of period	$10.62	$9.62
Number of accumulation units outstanding at end of period	30	12
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.99	$13.74	$13.71	$14.60	$13.69	$13.36	$11.56	$9.71	$11.64	$10.83
Value at end of period	$13.64	$12.99	$13.74	$13.71	$14.60	$13.69	$13.36	$11.56	$9.71	$11.64
Number of accumulation units outstanding at end of period	415	415	10,112	9,248	19,221	30,080	48,231	64,383	63,282	65,624
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.33	$10.01
Value at end of period	$9.78	$9.33
Number of accumulation units outstanding at end of period	10,213	11,724
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.69	$10.29
Value at end of period	$10.23	$9.69
Number of accumulation units outstanding at end of period	44	19
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.84	$13.00	$13.15	$13.31	$13.47	$13.62	$13.76	$13.88	$13.68	$13.17
Value at end of period	$12.71	$12.84	$13.00	$13.15	$13.31	$13.47	$13.62	$13.76	$13.88	$13.68
Number of accumulation units outstanding at end of period	8,319	15,349	41,539	56,621	76,111	78,429	75,578	94,130	60,966	109,772
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.00	$24.64	$22.52	$17.45	$15.25	$15.48	$13.72	$10.66	$17.31	$16.31
Value at end of period	$26.03	$24.00	$24.64	$22.52	$17.45	$15.25	$15.48	$13.72	$10.66	$17.31
Number of accumulation units outstanding at end of period	37,437	33,220	38,486	23,419	35,212	35,570	42,547	47,768	40,050	49,369
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.18	$17.74	$17.75	$17.01	$15.10	$14.63	$12.96	$8.78	$11.47	$11.29
Value at end of period	$19.45	$17.18	$17.74	$17.75	$17.01	$15.10	$14.63	$12.96	$8.78	$11.47
Number of accumulation units outstanding at end of period	3,680	4,698	2,537	1,544	2,459	3,318	4,282	4,162	2,612	1,035
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.84	$31.95	$28.40	$21.62	$19.12	$19.37	$17.20	$14.13	$22.78	$21.95
Value at end of period	$34.69	$31.84	$31.95	$28.40	$21.62	$19.12	$19.37	$17.20	$14.13	$22.78
Number of accumulation units outstanding at end of period	9,427	6,904	8,647	6,699	17,221	22,163	29,870	40,419	36,043	61,315
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.81	$36.90	$34.09	$25.64	$22.05	$22.57	$18.74	$14.40	$23.34	$22.39
Value at end of period	$41.81	$35.81	$36.90	$34.09	$25.64	$22.05	$22.57	$18.74	$14.40	$23.34
Number of accumulation units outstanding at end of period	14,013	11,940	13,239	11,481	16,922	19,580	33,316	52,801	29,270	40,565
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.57	$25.69	$24.66	$17.49	$15.75	$16.06	$13.23	$10.72	$16.34	$17.64
Value at end of period	$30.91	$24.57	$25.69	$24.66	$17.49	$15.75	$16.06	$13.23	$10.72	$16.34
Number of accumulation units outstanding at end of period	13,711	10,284	15,797	17,161	20,625	18,575	18,243	29,637	13,078	20,960
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$17.46	$17.94	$17.18	$15.80
Value at end of period	$18.43	$17.46	$17.94	$17.18
Number of accumulation units outstanding at end of period	0	0	30,062	11,802

CFI 245

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$18.78	$19.32	$18.46	$16.50
Value at end of period	$20.00	$18.78	$19.32	$18.46
Number of accumulation units outstanding at end of period	0	0	24,273	9,374
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.63	$20.24	$19.32	$16.83
Value at end of period	$20.96	$19.63	$20.24	$19.32
Number of accumulation units outstanding at end of period	0	0	22,937	12,340
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$15.56	$16.06	$15.28	$13.32
Value at end of period	$16.59	$15.56	$16.06	$15.28
Number of accumulation units outstanding at end of period	0	0	5,473	2,272
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.49	$22.63	$21.47	$21.75	$20.13	$18.94	$17.45	$15.83	$17.51	$16.71
Value at end of period	$23.19	$22.49	$22.63	$21.47	$21.75	$20.13	$18.94	$17.45	$15.83	$17.51
Number of accumulation units outstanding at end of period	16,267	14,422	12,272	10,601	15,700	23,276	30,972	39,306	44,153	57,372
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.86	$9.05	$9.73	$8.11	$6.92	$7.97	$7.48	$5.27
Value at end of period	$8.83	$8.86	$9.05	$9.73	$8.11	$6.92	$7.97	$7.48
Number of accumulation units outstanding at end of period	6,316	3,218	5,231	2,891	5,472	7,185	7,906	8,312
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.35	$17.46	$15.55	$12.02	$10.30	$10.31
Value at end of period	$18.85	$18.35	$17.46	$15.55	$12.02	$10.30
Number of accumulation units outstanding at end of period	25,127	28,043	20,826	10,415	9,715	13,040
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.72	$13.48	$12.39	$9.58	$8.46	$8.27	$7.01	$6.30	$9.12	$9.35
Value at end of period	$14.32	$12.72	$13.48	$12.39	$9.58	$8.46	$8.27	$7.01	$6.30	$9.12
Number of accumulation units outstanding at end of period	43,586	39,940	59,904	25,510	33,645	37,806	10,651	29,670	12,131	14,760
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.47	$25.64	$23.84	$18.29	$16.21	$16.49	$12.80	$9.16	$14.86	$11.96
Value at end of period	$26.99	$25.47	$25.64	$23.84	$18.29	$16.21	$16.49	$12.80	$9.16	$14.86
Number of accumulation units outstanding at end of period	7,224	4,047	3,967	4,633	5,221	3,291	1,552	4,821	2,662	1,960
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.34	$15.58	$13.67	$10.59	$9.70	$10.26	$8.94	$7.27	$11.24	$10.80
Value at end of period	$16.49	$15.34	$15.58	$13.67	$10.59	$9.70	$10.26	$8.94	$7.27	$11.24
Number of accumulation units outstanding at end of period	2,243	3,732	2,197	2,380	6,526	4,900	4,502	5,995	4,298	3,634
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.23	$23.73	$21.23	$16.28	$14.39	$13.98	$12.54	$10.70
Value at end of period	$26.56	$25.23	$23.73	$21.23	$16.28	$14.39	$13.98	$12.54
Number of accumulation units outstanding at end of period	586	520	541	2,177	1,732	170	2,959	920
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.26	$15.13	$13.56	$10.39	$9.10	$8.98	$8.10	$6.63	$9.31
Value at end of period	$16.73	$15.26	$15.13	$13.56	$10.39	$9.10	$8.98	$8.10	$6.63
Number of accumulation units outstanding at end of period	3,452	3,283	7,406	1,061	1,166	4,542	4,944	5,126	23

CFI 246

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.25	$21.30	$19.21	$14.79	$12.91	$12.99	$11.83	$10.05
Value at end of period	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91	$12.99	$11.83
Number of accumulation units outstanding at end of period	240	213	959	1,255	1,261	243	160	258
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.22	$25.73	$23.44	$17.58	$15.41	$15.94	$12.82	$11.40
Value at end of period	$26.62	$25.22	$25.73	$23.44	$17.58	$15.41	$15.94	$12.82
Number of accumulation units outstanding at end of period	705	609	810	204	212	640	3,093	1,125
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.11	$16.78	$15.07	$11.36	$9.83	$10.13	$8.19	$5.47
Value at end of period	$18.05	$16.11	$16.78	$15.07	$11.36	$9.83	$10.13	$8.19
Number of accumulation units outstanding at end of period	3,810	877	3,451	1,589	1,953	579	1,224	1,053
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.85	$16.80	$16.21	$11.82	$10.31	$10.86	$8.69	$6.95	$9.69
Value at end of period	$18.96	$15.85	$16.80	$16.21	$11.82	$10.31	$10.86	$8.69	$6.95
Number of accumulation units outstanding at end of period	1,177	1,311	2,515	1,228	1,164	256	1,828	1,481	181
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.92	$17.28	$16.55	$12.05	$10.59	$10.62	$8.12	$6.27	$9.69	$8.91
Value at end of period	$18.95	$16.92	$17.28	$16.55	$12.05	$10.59	$10.62	$8.12	$6.27	$9.69
Number of accumulation units outstanding at end of period	1,754	734	1,205	165	3,787	1,155	1,054	4,543	3,260	2,802
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.33	$48.28	$45.86	$33.69	$29.78	$30.90	$25.15	$19.95	$29.29	$27.99
Value at end of period	$58.21	$47.33	$48.28	$45.86	$33.69	$29.78	$30.90	$25.15	$19.95	$29.29
Number of accumulation units outstanding at end of period	5,591	5,618	4,145	3,882	6,230	7,578	10,137	10,298	4,544	8,816
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.56	$14.74	$14.13	$12.30	$10.97	$11.46	$10.19	$8.20	$12.55	$12.14
Value at end of period	$15.23	$14.56	$14.74	$14.13	$12.30	$10.97	$11.46	$10.19	$8.20	$12.55
Number of accumulation units outstanding at end of period	26,491	32,123	35,745	27,845	39,040	60,115	66,135	40,897	22,182	9,322
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.19	$15.44	$14.79	$12.44	$10.94	$11.60	$10.25	$8.08	$12.99	$12.48
Value at end of period	$15.94	$15.19	$15.44	$14.79	$12.44	$10.94	$11.60	$10.25	$8.08	$12.99
Number of accumulation units outstanding at end of period	30,386	30,130	46,020	34,617	44,828	39,426	36,169	23,877	11,383	13,813
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.55	$15.89	$15.16	$12.43	$10.89	$11.62	$10.22	$7.96	$13.40	$12.82
Value at end of period	$16.35	$15.55	$15.89	$15.16	$12.43	$10.89	$11.62	$10.22	$7.96	$13.40
Number of accumulation units outstanding at end of period	33,930	30,948	29,688	22,901	26,985	45,185	37,286	35,894	13,003	15,054
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.48	$15.80	$15.05	$12.33	$10.80	$11.53	$10.84
Value at end of period	$16.28	$15.48	$15.80	$15.05	$12.33	$10.80	$11.53
Number of accumulation units outstanding at end of period	6,806	5,590	6,756	2,865	1,132	517	26
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.10	$12.30	$11.71	$10.25	$9.12	$9.46	$8.37
Value at end of period	$12.71	$12.10	$12.30	$11.71	$10.25	$9.12	$9.46
Number of accumulation units outstanding at end of period	890	728	312	127	43	677	265

CFI 247

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.79	$13.94	$13.34	$12.62	$11.64	$11.74	$10.84	$9.36	$11.37	$10.93
Value at end of period	$14.24	$13.79	$13.94	$13.34	$12.62	$11.64	$11.74	$10.84	$9.36	$11.37
Number of accumulation units outstanding at end of period	12,664	11,197	370	327	461	84	98	294	37	337
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.04	$12.23	$11.72	$10.83	$9.79	$9.98	$9.08	$7.52
Value at end of period	$12.59	$12.04	$12.23	$11.72	$10.83	$9.79	$9.98	$9.08
Number of accumulation units outstanding at end of period	7,172	1,856	739	578	24	0	249	8
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.18	$22.49	$21.35	$19.28	$17.37	$17.27	$15.74	$13.51	$17.89	$17.12
Value at end of period	$23.16	$22.18	$22.49	$21.35	$19.28	$17.37	$17.27	$15.74	$13.51	$17.89
Number of accumulation units outstanding at end of period	5,635	5,468	4,815	3,761	2,963	5,341	4,775	5,581	5,189	8,445
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.64	$23.19	$22.02	$18.21	$16.02	$16.70	$14.95	$12.08	$19.13	$18.43
Value at end of period	$23.92	$22.64	$23.19	$22.02	$18.21	$16.02	$16.70	$14.95	$12.08	$19.13
Number of accumulation units outstanding at end of period	10,923	12,180	6,877	4,571	7,519	8,352	9,427	10,599	9,594	16,470
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.02	$22.41	$21.26	$18.45	$16.44	$16.74	$15.12	$12.56	$18.28	$17.54
Value at end of period	$23.20	$22.02	$22.41	$21.26	$18.45	$16.44	$16.74	$15.12	$12.56	$18.28
Number of accumulation units outstanding at end of period	21,715	20,918	17,786	10,523	14,846	16,255	14,388	16,476	12,123	17,776
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.10	$12.22	$11.70	$12.15	$11.84	$11.18	$10.66	$10.19	$9.61
Value at end of period	$12.24	$12.10	$12.22	$11.70	$12.15	$11.84	$11.18	$10.66	$10.19
Number of accumulation units outstanding at end of period	951	734	2,487	1,857	1,555	2,209	896	940	17
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$19.86	$19.87	$17.74	$13.60	$12.41
Value at end of period	$21.91	$19.86	$19.87	$17.74	$13.60
Number of accumulation units outstanding at end of period	0	0	2,145	1,414	926
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.34	$28.16	$25.34	$19.52	$16.98	$17.75	$14.72	$10.98	$15.13	$15.77
Value at end of period	$33.52	$27.34	$28.16	$25.34	$19.52	$16.98	$17.75	$14.72	$10.98	$15.13
Number of accumulation units outstanding at end of period	962	787	1,866	1,620	4,070	2,347	2,836	4,756	853	3,625
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.18	$30.03	$29.13	$21.23	$17.96	$17.78	$14.22	$10.65	$18.34	$17.50
Value at end of period	$29.33	$28.18	$30.03	$29.13	$21.23	$17.96	$17.78	$14.22	$10.65	$18.34
Number of accumulation units outstanding at end of period	2,617	4,261	5,205	4,161	8,880	9,649	10,052	13,309	10,006	13,176
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.40	$13.76	$12.21	$11.88	$9.54	$10.18	$8.86	$6.70	$9.74
Value at end of period	$13.36	$13.40	$13.76	$12.21	$11.88	$9.54	$10.18	$8.86	$6.70
Number of accumulation units outstanding at end of period	1,710	1,983	3,481	4,637	5,252	3,427	3,358	9,242	5,878
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.77	$16.48	$12.85	$12.74	$11.16	$10.31	$8.16	$6.07	$10.00	$12.30
Value at end of period	$17.27	$16.77	$16.48	$12.85	$12.74	$11.16	$10.31	$8.16	$6.07	$10.00
Number of accumulation units outstanding at end of period	6,965	6,627	7,083	5,694	7,550	9,724	7,544	3,649	1,941	730
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.74	$28.25	$25.34	$19.03	$17.16	$18.22	$16.46	$12.65	$21.07	$20.48
Value at end of period	$30.79	$28.74	$28.25	$25.34	$19.03	$17.16	$18.22	$16.46	$12.65	$21.07
Number of accumulation units outstanding at end of period	834	1,179	2,961	2,883	3,291	2,662	3,366	3,390	1,442	730

CFI 248

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.10	$15.74	$15.27	$11.04	$9.79	$10.18	$8.22	$6.67	$10.24	$10.19
Value at end of period	$18.45	$15.10	$15.74	$15.27	$11.04	$9.79	$10.18	$8.22	$6.67	$10.24
Number of accumulation units outstanding at end of period	1,235	1,769	2,297	1,079	1,007	367	639	2,005	1,912	1,086
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.16	$21.77	$20.78	$15.46	$13.65	$15.52	$12.23	$8.90	$14.79	$13.08
Value at end of period	$23.36	$21.16	$21.77	$20.78	$15.46	$13.65	$15.52	$12.23	$8.90	$14.79
Number of accumulation units outstanding at end of period	458	434	1,300	1,423	1,581	2,975	4,847	3,644	2,845	955
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.07	$20.53	$19.04	$14.27	$12.17	$12.58	$11.06	$8.71	$13.88	$14.37
Value at end of period	$22.20	$19.07	$20.53	$19.04	$14.27	$12.17	$12.58	$11.06	$8.71	$13.88
Number of accumulation units outstanding at end of period	2,820	3,875	3,124	3,082	4,622	2,702	5,892	13,994	4,314	5,370
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.97	$18.57	$16.68	$13.51	$12.53	$12.82	$11.18	$9.22	$12.59	$11.90
Value at end of period	$20.47	$17.97	$18.57	$16.68	$13.51	$12.53	$12.82	$11.18	$9.22	$12.59
Number of accumulation units outstanding at end of period	1,156	1,186	23,105	15,872	29,731	56,344	72,943	95,098	68,007	107,065
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.67	$18.42	$16.93	$12.80	$11.31	$11.70	$10.52	$8.59	$12.83	$12.66
Value at end of period	$20.94	$17.67	$18.42	$16.93	$12.80	$11.31	$11.70	$10.52	$8.59	$12.83
Number of accumulation units outstanding at end of period	2,341	2,968	3,043	1,503	5,007	4,180	3,491	4,621	2,463	1,550
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.54	$21.08	$21.14	$22.70	$19.29	$23.88	$20.09	$11.85	$24.62	$17.99
Value at end of period	$19.57	$17.54	$21.08	$21.14	$22.70	$19.29	$23.88	$20.09	$11.85	$24.62
Number of accumulation units outstanding at end of period	1,513	1,596	3,973	3,171	4,339	2,365	3,028	2,594	1,268	2,886
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.52	$30.81	$27.12	$20.86	$17.59	$17.49	$14.39	$11.59	$17.52	$17.33
Value at end of period	$33.45	$29.52	$30.81	$27.12	$20.86	$17.59	$17.49	$14.39	$11.59	$17.52
Number of accumulation units outstanding at end of period	2,560	2,835	1,821	931	5,689	5,321	4,291	6,926	3,517	3,518
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.05	$23.17	$21.65	$15.77	$13.44	$13.79	$11.01	$8.75	$12.65	$13.02
Value at end of period	$26.50	$22.05	$23.17	$21.65	$15.77	$13.44	$13.79	$11.01	$8.75	$12.65
Number of accumulation units outstanding at end of period	3,843	3,339	2,652	1,483	1,772	837	392	1,396	839	399
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.78	$18.50	$18.30	$15.14	$12.59	$13.87	$12.09	$8.77	$14.31	$14.12
Value at end of period	$19.59	$19.78	$18.50	$18.30	$15.14	$12.59	$13.87	$12.09	$8.77	$14.31
Number of accumulation units outstanding at end of period	380	380	20,392	18,555	42,582	66,084	96,938	140,810	124,953	163,057
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.55	$18.63	$18.78	$16.92	$14.74	$15.03	$12.78	$7.74	$11.09	$10.58
Value at end of period	$19.82	$17.55	$18.63	$18.78	$16.92	$14.74	$15.03	$12.78	$7.74	$11.09
Number of accumulation units outstanding at end of period	1,412	2,461	7,227	8,975	8,120	5,384	7,316	3,515	333	338
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.72	$20.89	$18.85	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39
Value at end of period	$23.19	$21.72	$20.89	$18.85	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78
Number of accumulation units outstanding at end of period	26,637	21,844	51,131	44,423	66,796	55,153	56,980	37,922	15,304	7,785
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.14	$22.29	$20.77	$15.55	$13.56	$14.25	$11.22	$7.53	$13.41	$11.97
Value at end of period	$24.56	$23.14	$22.29	$20.77	$15.55	$13.56	$14.25	$11.22	$7.53	$13.41
Number of accumulation units outstanding at end of period	3,701	3,701	19,410	15,802	32,531	44,212	52,364	63,514	60,842	108,033

CFI 249

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.86	$24.85	$23.41	$18.26	$15.77	$16.10	$14.18	$11.48	$18.07	$17.74
Value at end of period	$26.83	$22.86	$24.85	$23.41	$18.26	$15.77	$16.10	$14.18	$11.48	$18.07
Number of accumulation units outstanding at end of period	7,234	9,270	9,650	8,012	12,624	14,537	17,655	17,771	12,811	14,080
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$41.70	$38.09	$35.47	$25.77	$21.94	$22.44	$19.44	$13.76	$24.10	$22.19
Value at end of period	$41.83	$41.70	$38.09	$35.47	$25.77	$21.94	$22.44	$19.44	$13.76	$24.10
Number of accumulation units outstanding at end of period	6,255	6,847	7,612	6,382	11,765	11,772	11,723	21,863	19,537	26,133
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.20	$15.53	$15.89	$14.07	$11.99	$13.84	$12.31	$9.06	$18.15	$15.24
Value at end of period	$15.30	$15.20	$15.53	$15.89	$14.07	$11.99	$13.84	$12.31	$9.06	$18.15
Number of accumulation units outstanding at end of period	1,679	1,870	1,400	177	602	462	992	2,150	6,403	5,316
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.45	$9.89	$10.72	$9.02	$7.68	$8.83	$8.21	$6.29	$10.20
Value at end of period	$9.51	$9.45	$9.89	$10.72	$9.02	$7.68	$8.83	$8.21	$6.29
Number of accumulation units outstanding at end of period	6,195	6,438	8,860	8,227	10,369	5,262	4,985	9,054	6,568
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.79	$12.90	$13.43	$10.41	$8.65	$9.28	$8.72	$6.67	$11.19	$11.06
Value at end of period	$12.91	$11.79	$12.90	$13.43	$10.41	$8.65	$9.28	$8.72	$6.67	$11.19
Number of accumulation units outstanding at end of period	508	477	71	21	1,152	1,243	1,158	2,544	2,012	19
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.78	$11.91	$12.61	$10.43	$8.68	$10.29	$8.34	$5.63	$10.48	$10.30
Value at end of period	$11.48	$11.78	$11.91	$12.61	$10.43	$8.68	$10.29	$8.34	$5.63	$10.48
Number of accumulation units outstanding at end of period	6,684	5,640	1,120	823	4,309	3,172	3,200	3,515	2,123	24
WANGER SELECT
Value at beginning of period	$21.03	$21.23	$20.84	$15.67	$13.39	$16.46	$13.16	$8.02	$15.93	$14.74
Value at end of period	$23.56	$21.03	$21.23	$20.84	$15.67	$13.39	$16.46	$13.16	$8.02	$15.93
Number of accumulation units outstanding at end of period	7,512	8,263	6,115	5,199	9,410	9,507	10,673	7,402	3,397	4,651
WANGER USA
Value at beginning of period	$21.91	$22.31	$21.55	$16.30	$13.75	$14.42	$11.83	$8.42	$14.12	$13.56
Value at end of period	$24.61	$21.91	$22.31	$21.55	$16.30	$13.75	$14.42	$11.83	$8.42	$14.12
Number of accumulation units outstanding at end of period	1,398	1,505	3,513	2,066	2,094	2,713	3,275	4,803	1,032	4,015
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.07	$19.35	$17.62	$13.52	$12.17	$11.51	$10.28	$8.74	$13.24	$12.89
Value at end of period	$21.36	$19.07	$19.35	$17.62	$13.52	$12.17	$11.51	$10.28	$8.74	$13.24
Number of accumulation units outstanding at end of period	6,113	7,411	21,359	14,258	26,045	27,001	25,001	23,825	29,780	19,876
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$33.60	$35.63	$33.58	$24.62	$21.96	$22.71	$18.75	$14.61	$21.67	$23.87
Value at end of period	$42.79	$33.60	$35.63	$33.58	$24.62	$21.96	$22.71	$18.75	$14.61	$21.67
Number of accumulation units outstanding at end of period	1,825	1,089	2,202	1,856	4,794	4,279	4,530	5,705	5,470	7,023

CFI 250

Condensed Financial Information (continued)

TABLE 28

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96	$10.12
Value at end of period	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	7,521	7,414	6,247	5,851	3,906	3,363	1,497	550
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.68	$15.95	$14.16	$11.67	$10.63	$10.97	$9.58	$8.17
Value at end of period	$16.67	$15.68	$15.95	$14.16	$11.67	$10.63	$10.97	$9.58
Number of accumulation units outstanding at end of period	44,217	47,395	42,967	35,373	45,766	40,445	23,838	13,148
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.79	$16.46	$15.27	$11.92	$11.01	$10.94	$9.87	$8.23
Value at end of period	$17.05	$15.79	$16.46	$15.27	$11.92	$11.01	$10.94	$9.87
Number of accumulation units outstanding at end of period	71,120	68,641	69,265	60,910	58,610	46,766	32,395	12,586
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69	$10.08
Value at end of period	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	56,226	55,723	64,769	64,365	118,092	49,936	29,463	13,688
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$9.29	$9.09
Value at end of period	$9.81	$9.29
Number of accumulation units outstanding at end of period	6,720	350
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54	$9.96
Value at end of period	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	17,513	17,341	14,554	8,230	2,789	2,015	828
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.77	$11.35	$11.60	$9.38	$7.58	$8.27	$7.91	$5.73	$10.46
Value at end of period	$9.61	$10.77	$11.35	$11.60	$9.38	$7.58	$8.27	$7.91	$5.73
Number of accumulation units outstanding at end of period	53,014	58,735	46,036	33,823	21,653	17,882	15,858	12,780	1,880
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71	$9.42
Value at end of period	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	49,300	44,427	45,691	29,849	12,041	10,039	3,905
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.14	$9.52
Value at end of period	$10.41	$9.14
Number of accumulation units outstanding at end of period	13,144	9

CFI 251

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.06	$10.18
Value at end of period	$9.33	$10.06
Number of accumulation units outstanding at end of period	29,572	26,906
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.82	$23.74	$22.59	$17.16	$15.35	$15.64	$12.60	$11.51
Value at end of period	$26.36	$21.82	$23.74	$22.59	$17.16	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	15,947	16,567	18,684	20,616	17,703	15,179	7,661	57
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.95	$23.76	$21.95	$18.83	$17.26	$16.71	$15.09	$12.20	$17.99	$17.73
Value at end of period	$24.44	$22.95	$23.76	$21.95	$18.83	$17.26	$16.71	$15.09	$12.20	$17.99
Number of accumulation units outstanding at end of period	34,166	32,677	35,593	33,388	31,472	32,943	32,468	32,907	35,566	32,304
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.67	$14.14	$11.00	$10.81	$9.46	$9.64
Value at end of period	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	10,633	13,071	10,409	6,066	3,532	462
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.06	$13.53	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17	$8.80
Value at end of period	$14.81	$13.06	$13.53	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	17,948	19,859	19,986	23,045	15,324	13,463	14,608	10,471	460
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08	$8.94
Value at end of period	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	13,635	11,255	10,616	8,748	6,707	7,209	3,867	2,198	1,166
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$11.57	$12.52	$12.03	$10.59
Value at end of period	$14.97	$11.57	$12.52	$12.03
Number of accumulation units outstanding at end of period	8,256	2,587	1,944	768
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.91	$19.31	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47
Value at end of period	$18.81	$18.91	$19.31	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34
Number of accumulation units outstanding at end of period	252,641	258,870	245,367	232,830	228,918	220,058	202,268	167,669	127,676	92,487
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.11	$46.38	$41.95	$32.36	$28.14	$29.24	$25.25	$18.84	$33.19	$28.58
Value at end of period	$49.18	$46.11	$46.38	$41.95	$32.36	$28.14	$29.24	$25.25	$18.84	$33.19
Number of accumulation units outstanding at end of period	270,049	296,071	312,747	314,615	321,489	318,801	316,690	318,093	332,769	304,741
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.35	$29.90	$27.85	$22.00	$18.99	$19.05	$16.75	$13.02	$23.00	$22.94
Value at end of period	$33.05	$28.35	$29.90	$27.85	$22.00	$18.99	$19.05	$16.75	$13.02	$23.00
Number of accumulation units outstanding at end of period	79,850	86,071	98,912	98,780	102,073	118,859	130,321	143,170	156,680	158,307
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.67	$28.98	$26.36	$19.58	$17.29	$17.47	$14.24	$11.24	$21.55	$17.19
Value at end of period	$30.53	$30.67	$28.98	$26.36	$19.58	$17.29	$17.47	$14.24	$11.24	$21.55
Number of accumulation units outstanding at end of period	96,490	103,481	108,188	106,438	112,941	109,897	122,306	119,463	134,845	126,275

CFI 252

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.55	$20.08	$22.12	$17.17	$14.40	$17.61	$15.76	$12.61	$22.73	$19.62
Value at end of period	$19.27	$20.55	$20.08	$22.12	$17.17	$14.40	$17.61	$15.76	$12.61	$22.73
Number of accumulation units outstanding at end of period	15,403	18,694	26,626	26,226	23,287	22,342	22,108	24,291	27,668	22,910
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25
Value at end of period	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60
Number of accumulation units outstanding at end of period	67,976	65,968	74,085	74,098	72,669	71,483	70,809	66,301	60,560	53,895
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10	$9.89
Value at end of period	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	139,316	120,580	100,230	79,078	68,969	62,132	61,947	38,454	4,596
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26	$10.47
Value at end of period	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	3,722	3,149	3,204	2,612	2,139	2,543	2,442	2,001
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	5,591	6,045	6,823	6,926	7,491
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96
Value at end of period	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63
Number of accumulation units outstanding at end of period	31,686	34,783	36,631	39,545	44,923	52,372	55,095	58,985	62,945	60,509
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2015)
Value at beginning of period	$10.36	$10.76
Value at end of period	$10.41	$10.36
Number of accumulation units outstanding at end of period	9,646	4,233
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2007)
Value at beginning of period	$45.04	$45.33	$42.30	$35.65	$31.77	$31.65	$29.57	$23.78	$28.61	$28.86
Value at end of period	$46.53	$45.04	$45.33	$42.30	$35.65	$31.77	$31.65	$29.57	$23.78	$28.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	51	41	31
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15	$7.30
Value at end of period	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	8,717	7,494	8,313	7,081	6,405	4,840	2,070	1,456	28
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88
Value at end of period	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78
Number of accumulation units outstanding at end of period	59,540	61,852	69,794	73,436	80,326	82,998	89,709	102,003	107,585	108,442
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.11
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	3,404

CFI 253

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.02	$10.15	$9.71	$9.62
Value at end of period	$10.12	$10.02	$10.15	$9.71
Number of accumulation units outstanding at end of period	31,871	22,804	15,991	1,855
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Value at end of period	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33
Number of accumulation units outstanding at end of period	13,708	16,871	13,702	11,664	10,909	18,964	8,515	6,537	3,662	3,751
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.57	$21.70	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72
Value at end of period	$22.69	$22.57	$21.70	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85
Number of accumulation units outstanding at end of period	88,523	79,650	76,776	72,964	67,940	61,586	56,332	59,944	52,270	40,786
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65
Value at end of period	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63
Number of accumulation units outstanding at end of period	49,592	54,737	57,990	55,761	55,514	54,437	52,253	47,303	44,277	38,360
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71
Value at end of period	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89
Number of accumulation units outstanding at end of period	1	1	1	87	87	87	87	152	136	123
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Value at end of period	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99
Number of accumulation units outstanding at end of period	23,038	26,720	29,925	22,590	18,943	18,228	18,528	15,116	9,411	6,616
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02
Value at end of period	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99
Number of accumulation units outstanding at end of period	26,736	29,985	31,386	32,085	37,824	64,250	67,368	69,765	59,920	47,571
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83
Value at end of period	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82
Number of accumulation units outstanding at end of period	131,273	138,852	159,994	178,958	217,087	187,329	130,782	117,674	80,142	39,815
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.06	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.19
Value at end of period	$6.37	$6.06	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	30,509	29,656	39,661	42,720	49,862	48,365	41,439	45,739	29,802	12,549
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48
Value at end of period	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00
Number of accumulation units outstanding at end of period	19,554	33,641	34,279	35,351	35,756	47,463	37,919	36,257	26,322	23,291
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45	$5.90
Value at end of period	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	43,226	45,828	43,580	35,153	29,719	26,222	16,089	7,244	2,489
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.91	$9.98
Value at end of period	$9.91	$9.91
Number of accumulation units outstanding at end of period	25,253	3,544

CFI 254

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45
Value at end of period	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63
Number of accumulation units outstanding at end of period	157,919	172,523	194,108	196,923	207,345	196,714	164,242	135,707	109,146	63,434
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70	$9.66
Value at end of period	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	32,923	36,615	38,197	37,345	40,206	26,936	25,300	12,439	1,634
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37
Value at end of period	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63
Number of accumulation units outstanding at end of period	419,622	419,110	407,359	390,080	385,599	358,043	356,032	314,662	260,809	223,431
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.29
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	541
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$2.38	$3.29	$3.64	$7.58	$8.73	$9.89
Value at end of period	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	77,429	71,727	57,194	29,566	21,368	10,509
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.06	$25.86	$24.65	$21.39	$19.06	$19.56	$17.35	$14.74	$20.75	$19.91
Value at end of period	$26.69	$25.06	$25.86	$24.65	$21.39	$19.06	$19.56	$17.35	$14.74	$20.75
Number of accumulation units outstanding at end of period	47,947	63,588	68,444	66,214	65,399	59,511	63,310	66,784	88,950	93,827
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.61	$9.98
Value at end of period	$10.61	$9.61
Number of accumulation units outstanding at end of period	4,379	2,452
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$13.67	$13.78	$14.54	$13.64	$13.32	$11.64	$9.70	$11.62	$10.82
Value at end of period	$13.56	$12.92	$13.67	$13.78	$14.54	$13.64	$13.32	$11.64	$9.70	$11.62
Number of accumulation units outstanding at end of period	81,797	90,369	108,714	119,317	147,611	154,365	167,785	166,621	168,466	151,703
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.33	$10.01
Value at end of period	$9.77	$9.33
Number of accumulation units outstanding at end of period	131,909	149,969
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$9.68	$10.14	$10.35
Value at end of period	$10.21	$9.68	$10.14
Number of accumulation units outstanding at end of period	7,881	4,971	4,039
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22	$10.15
Value at end of period	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	3,066	1,911	3,400	1,266	692	519	346

CFI 255

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.72	$12.88	$13.04	$13.20	$13.36	$13.53	$13.66	$13.79	$13.60	$13.10
Value at end of period	$12.58	$12.72	$12.88	$13.04	$13.20	$13.36	$13.53	$13.66	$13.79	$13.60
Number of accumulation units outstanding at end of period	291,258	311,578	314,016	388,407	417,826	391,866	453,148	570,885	813,394	583,468
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.76	$24.41	$22.33	$17.30	$15.13	$15.36	$13.63	$10.60	$17.20	$16.22
Value at end of period	$25.76	$23.76	$24.41	$22.33	$17.30	$15.13	$15.36	$13.63	$10.60	$17.20
Number of accumulation units outstanding at end of period	81,713	92,536	100,439	107,086	92,943	105,339	113,419	67,546	95,114	107,258
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28
Value at end of period	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46
Number of accumulation units outstanding at end of period	48,943	43,580	50,734	48,581	45,148	31,249	27,142	18,088	11,336	10,676
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84
Value at end of period	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65
Number of accumulation units outstanding at end of period	83,733	98,105	99,925	107,379	110,542	119,042	134,963	136,322	147,669	144,971
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30
Value at end of period	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23
Number of accumulation units outstanding at end of period	103,122	107,087	110,420	115,752	122,639	131,858	139,393	147,186	151,967	149,600
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56
Value at end of period	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26
Number of accumulation units outstanding at end of period	75,174	73,824	73,506	77,875	76,353	78,983	83,009	88,723	94,434	94,066
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.52	$16.02	$15.25	$12.44	$10.87	$12.07
Value at end of period	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	5,509	4,389	4,924	2,169	829	723
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.27	$22.42	$21.28	$21.57	$19.97	$18.80	$17.33	$15.73	$17.41	$16.62
Value at end of period	$22.95	$22.27	$22.42	$21.28	$21.57	$19.97	$18.80	$17.33	$15.73	$17.41
Number of accumulation units outstanding at end of period	210,670	220,075	83,568	87,381	120,418	118,941	109,356	111,203	121,609	123,836
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92	$9.13
Value at end of period	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	58,032	61,322	50,307	45,257	41,769	35,819	31,798	26,079	180
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	151,103	166,858	180,267	59,457	45,185	36,334
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	374,025	429,202	467,517	346,534	285,218	334,634	135,255	142,095	156,353	134,203
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93
Value at end of period	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81
Number of accumulation units outstanding at end of period	68,389	65,922	61,703	66,637	39,304	29,237	16,151	10,461	9,681	7,627

CFI 256

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Value at end of period	$16.41	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	13,101	13,972	14,806	16,594	16,055	18,317	18,269	18,748	14,630	12,646
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	36,147	26,462	18,058	10,892	8,404	9,307	7,138	4,441
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63	$9.13
Value at end of period	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	60,327	64,454	59,801	47,465	47,549	37,559	23,176	15,941	34
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83	$10.05
Value at end of period	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	27,354	25,012	17,201	8,839	3,668	4,603	3,886	1,766
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	11,076	10,949	8,242	8,011	6,692	7,338	7,189	4,414
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91	$9.42
Value at end of period	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	61,393	50,170	34,819	18,915	14,437	8,058	5,589	3,691	116
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95	$9.59
Value at end of period	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	52,869	39,832	31,574	19,433	14,777	10,079	7,893	2,901	292
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89
Value at end of period	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66
Number of accumulation units outstanding at end of period	47,060	42,472	35,302	37,621	28,427	22,478	17,755	10,305	15,178	11,546
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86
Value at end of period	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	21,312	22,908	22,352	22,455	26,500	28,632	28,457	24,312	25,923	27,307
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13
Value at end of period	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53
Number of accumulation units outstanding at end of period	241,476	235,782	221,389	209,106	178,590	145,304	114,025	82,789	45,543	22,806
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47
Value at end of period	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97
Number of accumulation units outstanding at end of period	265,870	261,921	241,969	208,335	176,562	172,584	132,025	92,869	63,053	29,608

CFI 257

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81
Value at end of period	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38
Number of accumulation units outstanding at end of period	170,372	180,872	173,133	143,801	124,998	118,505	99,551	71,842	40,658	19,854
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52	$9.78
Value at end of period	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	42,024	30,892	21,192	14,250	6,407	1,245	50
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91	$6.90
Value at end of period	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	69,648	81,818	51,491	43,355	29,428	19,241	9,901	3,939	178
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92
Value at end of period	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Number of accumulation units outstanding at end of period	147,851	167,541	35,949	18,648	19,183	14,661	13,258	10,308	5,442	3,712
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64	$7.44
Value at end of period	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	45,184	44,672	33,535	22,890	15,579	10,056	4,370	1,563	4,030
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.96	$22.29	$21.16	$19.12	$17.23	$17.14	$15.63	$13.43	$17.79	$17.03
Value at end of period	$22.93	$21.96	$22.29	$21.16	$19.12	$17.23	$17.14	$15.63	$13.43	$17.79
Number of accumulation units outstanding at end of period	39,321	42,151	42,343	40,820	47,738	42,429	36,531	34,080	22,604	14,427
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.42	$22.97	$21.83	$18.06	$15.90	$16.58	$14.85	$12.01	$19.02	$18.33
Value at end of period	$23.67	$22.42	$22.97	$21.83	$18.06	$15.90	$16.58	$14.85	$12.01	$19.02
Number of accumulation units outstanding at end of period	57,522	59,930	61,767	60,057	55,168	51,877	53,891	50,097	43,263	45,479
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.80	$22.20	$21.07	$18.30	$16.31	$16.61	$15.02	$12.48	$18.18	$17.45
Value at end of period	$22.96	$21.80	$22.20	$21.07	$18.30	$16.31	$16.61	$15.02	$12.48	$18.18
Number of accumulation units outstanding at end of period	117,826	116,830	113,567	100,466	91,668	86,534	83,734	71,490	47,688	40,202
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19	$9.86
Value at end of period	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	39,089	32,741	29,779	28,138	24,570	24,759	11,090	9,615	2,233
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2011)
Value at beginning of period	$19.74	$19.77	$17.66	$13.54	$11.84	$12.24
Value at end of period	$21.77	$19.74	$19.77	$17.66	$13.54	$11.84
Number of accumulation units outstanding at end of period	61,385	43,588	1,633	142	85	85
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74
Value at end of period	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09
Number of accumulation units outstanding at end of period	26,563	25,033	26,975	29,197	27,313	26,404	22,984	17,480	15,366	15,180

CFI 258

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46
Value at end of period	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29
Number of accumulation units outstanding at end of period	37,127	40,463	46,657	48,533	43,191	47,651	51,943	56,618	53,816	47,125
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	49,935	52,614	55,869	59,591	54,697	42,045	42,679	46,291	41,246
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Value at end of period	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	87,112	90,509	93,414	88,707	82,370	70,155	60,270	48,613	36,902	26,249
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42
Value at end of period	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01
Number of accumulation units outstanding at end of period	14,483	15,447	19,284	21,196	18,854	18,604	18,506	16,216	15,210	10,444
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Value at end of period	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23
Number of accumulation units outstanding at end of period	9,999	12,932	9,125	12,428	10,981	15,019	9,512	6,389	3,523	983
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07
Value at end of period	$23.23	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	61,004	63,798	69,302	64,556	63,780	62,161	55,469	43,590	26,069	13,295
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34
Value at end of period	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84
Number of accumulation units outstanding at end of period	52,917	63,713	67,532	62,388	59,972	60,979	60,864	66,761	71,895	74,788
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.89	$18.49	$17.19	$13.93	$12.50	$12.80	$11.54	$9.52	$12.58	$12.31
Value at end of period	$20.37	$17.89	$18.49	$17.19	$13.93	$12.50	$12.80	$11.54	$9.52	$12.58
Number of accumulation units outstanding at end of period	261,409	272,299	295,606	230,776	239,207	261,317	277,623	290,160	298,358	306,176
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Value at end of period	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82
Number of accumulation units outstanding at end of period	42,014	42,957	41,599	40,188	34,875	34,068	36,634	28,169	22,145	20,052
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98
Value at end of period	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	37,340	34,873	38,129	41,276	40,964	34,444	35,795	27,745	32,316	27,218
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29
Value at end of period	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47
Number of accumulation units outstanding at end of period	36,529	39,227	33,885	36,442	27,054	22,150	22,079	19,312	20,976	20,009
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01
Value at end of period	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63
Number of accumulation units outstanding at end of period	35,304	37,925	34,663	34,145	14,581	11,506	8,684	6,436	5,553	4,267

CFI 259

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.69	$19.15	$18.95	$15.09	$12.56	$13.84	$12.08	$8.76	$14.86	$14.12
Value at end of period	$19.49	$19.69	$19.15	$18.95	$15.09	$12.56	$13.84	$12.08	$8.76	$14.86
Number of accumulation units outstanding at end of period	206,359	230,045	254,922	269,845	283,041	303,720	335,042	363,926	423,529	421,438
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Value at end of period	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08
Number of accumulation units outstanding at end of period	57,245	59,670	68,605	46,848	35,220	26,093	21,465	15,217	12,276	8,142
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38
Value at end of period	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76
Number of accumulation units outstanding at end of period	1,067,506	996,126	878,851	771,875	682,915	644,695	548,217	454,755	373,017	288,646
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.03	$22.86	$20.70	$15.51	$13.52	$14.22	$11.20	$7.75	$13.80	$12.32
Value at end of period	$24.44	$23.03	$22.86	$20.70	$15.51	$13.52	$14.22	$11.20	$7.75	$13.80
Number of accumulation units outstanding at end of period	78,953	98,672	115,452	118,242	118,545	120,706	130,542	151,794	167,991	154,634
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.72	$24.71	$23.29	$18.17	$15.70	$16.04	$14.13	$11.45	$18.02	$17.71
Value at end of period	$26.65	$22.72	$24.71	$23.29	$18.17	$15.70	$16.04	$14.13	$11.45	$18.02
Number of accumulation units outstanding at end of period	86,253	97,658	95,534	86,206	79,038	81,506	74,363	69,003	59,043	49,380
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$41.29	$37.73	$35.15	$25.56	$21.77	$22.28	$19.31	$13.67	$23.96	$22.08
Value at end of period	$41.40	$41.29	$37.73	$35.15	$25.56	$21.77	$22.28	$19.31	$13.67	$23.96
Number of accumulation units outstanding at end of period	74,340	79,813	77,965	74,112	71,056	71,920	82,769	80,998	85,842	87,681
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22
Value at end of period	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	13,096	13,274	11,852	11,831	10,365	10,501	9,137	8,557	9,615	9,110
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	81,646	84,616	94,458	93,740	96,108	54,273	50,771	47,069	45,957
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Value at end of period	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	18,255	17,757	20,164	18,538	15,790	13,647	12,694	11,210	7,233	6,749
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.07
Value at end of period	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	66,938	66,157	67,269	57,475	50,629	44,886	37,897	20,191	8,775	1,545
WANGER SELECT
Value at beginning of period	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72
Value at end of period	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90
Number of accumulation units outstanding at end of period	51,665	51,883	53,916	50,489	49,976	53,318	54,436	47,807	44,494	34,375
WANGER USA
Value at beginning of period	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55
Value at end of period	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10
Number of accumulation units outstanding at end of period	34,506	38,102	38,955	40,756	40,477	42,097	40,101	36,277	32,657	24,212

CFI 260

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88
Value at end of period	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21
Number of accumulation units outstanding at end of period	188,942	183,123	189,929	187,494	199,762	188,333	197,118	187,503	169,986	160,198
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79
Value at end of period	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59
Number of accumulation units outstanding at end of period	18,381	20,923	23,874	25,299	29,085	31,687	35,529	35,143	38,157	32,742
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.95
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	5,800

TABLE 29

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.67	$20.44	$19.76	$14.86	$13.10	$14.43
Value at end of period	$20.81	$20.67	$20.44	$19.76	$14.86	$13.10
Number of accumulation units outstanding at end of period	0	737	680	599	509	19
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.63	$15.90	$14.12	$11.65	$10.61	$9.71
Value at end of period	$16.60	$15.63	$15.90	$14.12	$11.65	$10.61
Number of accumulation units outstanding at end of period	0	163	1,979	1,673	1,177	680
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.73	$16.41	$15.23	$11.89	$11.43
Value at end of period	$16.98	$15.73	$16.41	$15.23	$11.89
Number of accumulation units outstanding at end of period	0	0	0	81	82
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.48	$11.89	$11.73	$13.08	$12.42	$10.89
Value at end of period	$11.87	$11.48	$11.89	$11.73	$13.08	$12.42
Number of accumulation units outstanding at end of period	0	0	301	426	432	154
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.75	$18.75	$17.12	$13.34
Value at end of period	$20.25	$17.75	$18.75	$17.12
Number of accumulation units outstanding at end of period	10	6	6	2

CFI 261

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2013)
Value at beginning of period	$16.97	$19.18	$17.71	$16.51
Value at end of period	$20.78	$16.97	$19.18	$17.71
Number of accumulation units outstanding at end of period	226	26	19	14
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$21.75	$23.67	$22.54	$17.13	$15.33	$16.89
Value at end of period	$26.26	$21.75	$23.67	$22.54	$17.13	$15.33
Number of accumulation units outstanding at end of period	0	0	149	120	93	55
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.72	$23.54	$21.75	$18.68	$17.12	$16.59	$14.99	$12.12	$17.88	$17.63
Value at end of period	$24.19	$22.72	$23.54	$21.75	$18.68	$17.12	$16.59	$14.99	$12.12	$17.88
Number of accumulation units outstanding at end of period	1,466	1,832	2,587	2,776	2,644	2,330	10	0	246	188
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.01	$13.48	$12.22	$9.46	$8.34	$8.90	$7.75	$7.83
Value at end of period	$14.74	$13.01	$13.48	$12.22	$9.46	$8.34	$8.90	$7.75
Number of accumulation units outstanding at end of period	547	547	548	513	467	370	200	7
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2013)
Value at beginning of period	$14.44	$15.42	$13.95	$13.58
Value at end of period	$16.24	$14.44	$15.42	$13.95
Number of accumulation units outstanding at end of period	0	0	3	0
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.80	$19.21	$19.99	$16.85	$14.32	$16.79	$15.55	$11.32	$19.30	$16.45
Value at end of period	$18.69	$18.80	$19.21	$19.99	$16.85	$14.32	$16.79	$15.55	$11.32	$19.30
Number of accumulation units outstanding at end of period	1,297	1,870	2,694	3,368	2,385	1,528	553	189	560	1,333
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.66	$45.95	$41.58	$32.09	$27.92	$29.02	$25.08	$18.72	$33.00	$28.43
Value at end of period	$48.68	$45.66	$45.95	$41.58	$32.09	$27.92	$29.02	$25.08	$18.72	$33.00
Number of accumulation units outstanding at end of period	10,494	9,684	10,954	19,029	16,781	15,130	7,206	3,320	7,532	8,708
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.08	$29.62	$27.60	$21.82	$18.84	$18.91	$16.63	$12.94	$22.86	$22.82
Value at end of period	$32.71	$28.08	$29.62	$27.60	$21.82	$18.84	$18.91	$16.63	$12.94	$22.86
Number of accumulation units outstanding at end of period	75	246	4,592	15,361	16,786	15,243	14,649	8,916	9,766	9,591
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.37	$28.71	$26.13	$19.42	$17.15	$17.34	$14.15	$11.17	$21.42	$17.10
Value at end of period	$30.22	$30.37	$28.71	$26.13	$19.42	$17.15	$17.34	$14.15	$11.17	$21.42
Number of accumulation units outstanding at end of period	2,117	3,909	4,428	12,017	11,301	9,552	10,045	7,923	10,510	14,704
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.35	$19.90	$21.93	$17.03	$14.29	$17.48	$15.65	$12.53	$22.60	$19.51
Value at end of period	$19.07	$20.35	$19.90	$21.93	$17.03	$14.29	$17.48	$15.65	$12.53	$22.60
Number of accumulation units outstanding at end of period	219	219	1,051	1,514	914	2,034	2,321	1,735	2,713	6,676
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.35	$27.73	$27.94	$20.77	$17.78	$18.71	$14.78	$11.60	$17.54	$18.20
Value at end of period	$32.58	$25.35	$27.73	$27.94	$20.77	$17.78	$18.71	$14.78	$11.60	$17.54
Number of accumulation units outstanding at end of period	282	267	1,519	3,352	3,489	3,289	2,311	1,892	1,663	2,216

CFI 262

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.38	$14.10	$13.11	$10.11	$8.74	$9.03	$8.02	$5.75
Value at end of period	$15.97	$14.38	$14.10	$13.11	$10.11	$8.74	$9.03	$8.02
Number of accumulation units outstanding at end of period	261	35	26	19	0	0	0	41
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.11	$53.17	$49.67	$35.91	$37.15
Value at end of period	$55.63	$55.11	$53.17	$49.67	$35.91
Number of accumulation units outstanding at end of period	715	708	744	1,176	1,074
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.04	$15.09	$14.14	$11.08	$9.86	$9.99	$9.24	$7.30	$10.58	$9.92
Value at end of period	$15.28	$14.04	$15.09	$14.14	$11.08	$9.86	$9.99	$9.24	$7.30	$10.58
Number of accumulation units outstanding at end of period	0	1,845	2,066	2,286	3,160	1,597	3,478	2,650	3,168	3,309
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.66	$20.70	$18.81	$14.62	$12.93	$13.65	$11.02	$8.82	$14.73	$14.84
Value at end of period	$22.59	$19.66	$20.70	$18.81	$14.62	$12.93	$13.65	$11.02	$8.82	$14.73
Number of accumulation units outstanding at end of period	719	765	2,921	6,613	6,553	6,669	1,792	1,318	2,106	2,865
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.19	$16.49	$15.15	$11.12	$10.17	$10.63	$8.79	$6.83	$11.32	$11.05
Value at end of period	$17.56	$16.19	$16.49	$15.15	$11.12	$10.17	$10.63	$8.79	$6.83	$11.32
Number of accumulation units outstanding at end of period	0	53	0	78	78	79	0	60	18	17
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.43	$21.58	$21.19	$16.93	$14.20	$15.58	$14.00	$10.32	$16.82	$14.70
Value at end of period	$22.55	$22.43	$21.58	$21.19	$16.93	$14.20	$15.58	$14.00	$10.32	$16.82
Number of accumulation units outstanding at end of period	1,235	1,834	1,293	2,070	2,366	1,762	1,180	872	309	310
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$62.01	$73.10	$77.80	$72.74	$60.98	$75.43	$60.17	$33.54	$65.39	$49.49
Value at end of period	$65.43	$62.01	$73.10	$77.80	$72.74	$60.98	$75.43	$60.17	$33.54	$65.39
Number of accumulation units outstanding at end of period	566	636	1,294	1,798	1,903	1,428	410	1,892	656	3,058
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during August 2007)
Value at beginning of period	$21.09	$22.70	$20.55	$14.76	$12.68	$13.13	$10.78	$7.96	$12.97	$13.42
Value at end of period	$24.58	$21.09	$22.70	$20.55	$14.76	$12.68	$13.13	$10.78	$7.96	$12.97
Number of accumulation units outstanding at end of period	180	371	339	969	924	661	646	44	0	7
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.98	$15.26	$14.31	$12.46	$11.35	$11.71	$10.60	$8.85	$12.94	$11.98
Value at end of period	$15.65	$14.98	$15.26	$14.31	$12.46	$11.35	$11.71	$10.60	$8.85	$12.94
Number of accumulation units outstanding at end of period	3,202	2,947	3,713	4,704	3,895	3,223	991	3,008	944	2,657
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.98	$14.56	$14.31	$15.96	$14.87	$13.49	$12.64	$10.82	$11.80	$10.81
Value at end of period	$14.52	$13.98	$14.56	$14.31	$15.96	$14.87	$13.49	$12.64	$10.82	$11.80
Number of accumulation units outstanding at end of period	8,733	8,356	8,168	7,766	6,321	6,030	702	5,515	282	2,651
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$6.04	$7.23	$8.37	$8.65	$7.83	$10.35	$9.05	$5.25	$12.73	$11.12
Value at end of period	$6.34	$6.04	$7.23	$8.37	$8.65	$7.83	$10.35	$9.05	$5.25	$12.73
Number of accumulation units outstanding at end of period	455	1,614	1,388	1,182	963	214	14	9	0	4

CFI 263

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.24	$17.13	$17.34	$15.68	$13.68	$14.10	$12.10	$7.64	$11.98	$11.47
Value at end of period	$18.31	$16.24	$17.13	$17.34	$15.68	$13.68	$14.10	$12.10	$7.64	$11.98
Number of accumulation units outstanding at end of period	818	711	628	1,063	983	877	517	0	0	66
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.62	$20.76	$20.70	$20.52	$17.95	$18.62	$16.24	$14.27	$13.60	$12.43
Value at end of period	$20.57	$19.62	$20.76	$20.70	$20.52	$17.95	$18.62	$16.74	$14.27	$13.60
Number of accumulation units outstanding at end of period	4,966	4,577	5,415	5,268	4,085	3,550	80	0	0	760
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2014)
Value at beginning of period	$11.43	$11.56	$11.32
Value at end of period	$11.60	$11.43	$11.56
Number of accumulation units outstanding at end of period	0	0	2
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.40	$20.58	$19.09	$14.45	$12.14	$12.93	$11.67	$8.78	$14.61	$13.35
Value at end of period	$22.91	$21.40	$20.58	$19.09	$14.45	$12.14	$12.93	$11.67	$8.78	$14.61
Number of accumulation units outstanding at end of period	2,948	5,689	6,982	10,200	9,296	6,331	1,380	7,274	3,386	9,502
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during December 2013)
Value at beginning of period	$2.38	$3.28	$3.63	$3.52
Value at end of period	$3.43	$2.38	$3.28	$3.63
Number of accumulation units outstanding at end of period	0	0	7	1
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.82	$25.62	$24.44	$21.21	$18.91	$19.41	$17.23	$14.64	$20.63	$19.80
Value at end of period	$26.41	$24.82	$25.62	$24.44	$21.21	$18.91	$19.41	$17.23	$14.64	$20.63
Number of accumulation units outstanding at end of period	98	98	506	2,929	2,799	2,779	3,093	2,748	4,493	4,067
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$9.91
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	27
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.85	$13.60	$13.72	$14.48	$13.60	$13.28	$11.61	$9.68	$11.60	$10.81
Value at end of period	$13.48	$12.85	$13.60	$13.72	$14.48	$13.60	$13.28	$11.61	$9.68	$11.60
Number of accumulation units outstanding at end of period	105	378	2,030	5,515	5,351	5,490	9,758	9,467	15,655	13,838
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.32	$10.01
Value at end of period	$9.76	$9.32
Number of accumulation units outstanding at end of period	1,457	1,335
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.59	$12.76	$12.92	$13.09	$13.26	$13.43	$13.57	$13.70	$13.52	$13.03
Value at end of period	$12.45	$12.59	$12.76	$12.92	$13.09	$13.26	$13.43	$13.57	$13.70	$13.52
Number of accumulation units outstanding at end of period	1,383	1,612	4,303	9,989	9,869	9,835	12,030	10,290	8,506	12,666
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.53	$24.18	$22.13	$17.16	$15.01	$15.25	$13.54	$10.53	$17.11	$16.14
Value at end of period	$25.50	$23.53	$24.18	$22.13	$17.16	$15.01	$15.25	$13.54	$10.53	$17.11
Number of accumulation units outstanding at end of period	5,307	6,950	9,703	12,768	8,328	8,005	8,806	1,109	6,473	2,814
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.00	$17.57	$17.60	$16.88	$15.00	$14.55	$12.90	$8.75	$11.44	$11.27
Value at end of period	$19.23	$17.00	$17.57	$17.60	$16.88	$15.00	$14.55	$12.90	$8.75	$11.44
Number of accumulation units outstanding at end of period	0	52	1,168	412	527	528	0	49	49	38

CFI 264

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.23	$31.37	$27.91	$21.27	$18.83	$19.09	$16.97	$13.96	$22.52	$21.72
Value at end of period	$33.99	$31.23	$31.37	$27.91	$21.27	$18.83	$19.09	$16.97	$13.96	$22.52
Number of accumulation units outstanding at end of period	541	873	3,034	4,716	4,827	5,723	3,774	790	6,249	9,544
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.18	$36.29	$33.56	$25.27	$21.75	$22.29	$18.52	$14.25	$23.12	$22.20
Value at end of period	$41.03	$35.18	$36.29	$33.56	$25.27	$21.75	$22.29	$18.52	$14.25	$23.12
Number of accumulation units outstanding at end of period	526	1,460	2,584	5,006	5,005	3,876	2,978	1,043	2,639	2,388
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.14	$25.27	$24.28	$17.23	$15.54	$15.86	$13.08	$10.61	$16.18	$17.49
Value at end of period	$30.34	$24.14	$25.27	$24.28	$17.23	$15.54	$15.86	$13.08	$10.61	$16.18
Number of accumulation units outstanding at end of period	479	479	1,224	1,548	1,015	1,350	828	419	1,358	843
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.05	$22.21	$21.09	$21.39	$19.81	$18.67	$17.22	$15.63	$17.30	$16.54
Value at end of period	$22.71	$22.05	$22.21	$21.09	$21.39	$19.81	$18.67	$17.22	$15.63	$17.30
Number of accumulation units outstanding at end of period	3,199	4,348	5,423	11,616	12,202	11,806	8,493	5,386	5,294	9,582
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.79	$8.99	$9.68	$8.07	$6.89	$7.95	$7.47	$5.25
Value at end of period	$8.75	$8.79	$8.99	$9.68	$8.07	$6.89	$7.95	$7.47
Number of accumulation units outstanding at end of period	0	43	74	218	213	100	0	10
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.26	$17.39	$15.50	$11.99	$10.29	$10.31
Value at end of period	$18.74	$18.26	$17.39	$15.50	$11.99	$10.29
Number of accumulation units outstanding at end of period	2,212	3,788	8,573	3,137	1,848	2,911
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.60	$13.36	$12.30	$9.52	$8.41	$8.23	$6.98	$6.28	$9.11	$9.34
Value at end of period	$14.17	$12.60	$13.36	$12.30	$9.52	$8.41	$8.23	$6.98	$6.28	$9.11
Number of accumulation units outstanding at end of period	6,828	7,618	28,886	38,261	21,022	19,098	5,924	4,380	7,697	6,555
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.10	$25.30	$23.55	$18.08	$16.04	$16.33	$12.69	$9.09	$14.76	$11.90
Value at end of period	$26.58	$25.10	$25.30	$23.55	$18.08	$16.04	$16.33	$12.69	$9.09	$14.76
Number of accumulation units outstanding at end of period	300	607	1,007	1,344	316	419	479	106	2,003	2,033
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.19	$15.44	$13.57	$10.52	$9.65	$10.21	$8.91	$7.25	$11.22	$10.72
Value at end of period	$16.32	$15.19	$15.44	$13.57	$10.52	$9.65	$10.21	$8.91	$7.25	$11.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	14	57	23	1,020
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.06	$23.60	$21.14	$16.22	$14.35	$13.95	$12.53	$10.70
Value at end of period	$26.36	$25.06	$23.60	$21.14	$16.22	$14.35	$13.95	$12.53
Number of accumulation units outstanding at end of period	0	67	0	0	0	0	0	10
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.15	$15.03	$13.48	$10.35	$9.07	$8.96	$8.09	$6.88
Value at end of period	$16.59	$15.15	$15.03	$13.48	$10.35	$9.07	$8.96	$8.09
Number of accumulation units outstanding at end of period	101	8	77	3,396	1,138	1,054	1,025	191

CFI 265

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.12	$21.18	$19.12	$14.74	$12.88	$12.97	$11.82	$10.05
Value at end of period	$22.90	$20.12	$21.18	$19.12	$14.74	$12.88	$12.97	$11.82
Number of accumulation units outstanding at end of period	0	0	36	127	123	42	6	25
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.05	$25.58	$23.33	$17.52	$15.37	$15.92	$12.81	$11.40
Value at end of period	$26.42	$25.05	$25.58	$23.33	$17.52	$15.37	$15.92	$12.81
Number of accumulation units outstanding at end of period	0	0	57	107	96	85	60	60
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.99	$16.67	$14.98	$11.31	$10.73
Value at end of period	$17.90	$15.99	$16.67	$14.98	$11.31
Number of accumulation units outstanding at end of period	1,454	1,120	346	51	51
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$15.73	$16.69	$16.54
Value at end of period	$18.80	$15.73	$16.69
Number of accumulation units outstanding at end of period	1,108	1,018	289
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.67	$17.05	$16.35	$11.91	$10.48	$10.52	$8.06	$6.23	$9.63	$9.64
Value at end of period	$18.66	$16.67	$17.05	$16.35	$11.91	$10.48	$10.52	$8.06	$6.23	$9.63
Number of accumulation units outstanding at end of period	998	824	0	1,530	1,744	1,503	1,277	148	149	151
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.45	$47.43	$45.10	$33.17	$29.34	$30.48	$24.83	$19.72	$28.97	$27.72
Value at end of period	$57.08	$46.45	$47.43	$45.10	$33.17	$29.34	$30.48	$24.83	$19.72	$28.97
Number of accumulation units outstanding at end of period	418	535	1,046	1,945	1,490	1,779	2,258	1,182	2,733	4,675
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.40	$14.60	$14.01	$12.20	$10.90	$11.39	$10.14	$8.17	$12.52	$12.12
Value at end of period	$15.05	$14.40	$14.60	$14.01	$12.20	$10.90	$11.39	$10.14	$8.17	$12.52
Number of accumulation units outstanding at end of period	2,006	8,686	10,047	11,335	14,452	8,429	2,810	959	2,997	4,652
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.02	$15.29	$14.66	$12.34	$10.86	$11.54	$10.20	$8.05	$12.95	$12.46
Value at end of period	$15.76	$15.02	$15.29	$14.66	$12.34	$10.86	$11.54	$10.20	$8.05	$12.95
Number of accumulation units outstanding at end of period	607	518	1,578	3,696	3,789	4,411	3,650	2,120	1,997	670
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$15.74	$15.03	$12.33	$10.82	$11.56	$10.17	$7.93	$13.37	$12.80
Value at end of period	$16.16	$15.39	$15.74	$15.03	$12.33	$10.82	$11.56	$10.17	$7.93	$13.37
Number of accumulation units outstanding at end of period	0	150	2,181	2,278	1,734	2,131	155	0	1,916	167
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.39	$15.73	$15.00	$12.30	$10.79	$9.92
Value at end of period	$16.17	$15.39	$15.73	$15.00	$12.30	$10.79
Number of accumulation units outstanding at end of period	369	688	367	346	286	75
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.64	$13.81	$13.23	$12.53	$11.56	$11.67	$10.79	$9.33	$11.34	$11.08
Value at end of period	$14.07	$13.64	$13.81	$13.23	$12.53	$11.56	$11.67	$10.79	$9.33	$11.34
Number of accumulation units outstanding at end of period	2,161	2,166	0	57	58	59	0	5	0	3

CFI 266

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.95	$12.15	$11.66	$10.78	$10.32
Value at end of period	$12.49	$11.95	$12.15	$11.66	$10.78
Number of accumulation units outstanding at end of period	0	0	0	270	270
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.75	$22.08	$20.98	$18.96	$17.10	$17.02	$15.52	$13.34	$17.69	$16.94
Value at end of period	$22.69	$21.75	$22.08	$20.98	$18.96	$17.10	$17.02	$15.52	$13.34	$17.69
Number of accumulation units outstanding at end of period	1,396	1,326	1,216	1,575	1,373	1,299	522	485	2,937	4,688
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.20	$22.76	$21.63	$17.91	$15.78	$16.46	$14.75	$11.93	$18.91	$18.24
Value at end of period	$23.43	$22.20	$22.76	$21.63	$17.91	$15.78	$16.46	$14.75	$11.93	$18.91
Number of accumulation units outstanding at end of period	0	0	63	46	47	58	50	57	81	8,149
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.59	$22.00	$20.89	$18.15	$16.19	$16.49	$14.91	$12.40	$18.07	$17.36
Value at end of period	$22.73	$21.59	$22.00	$20.89	$18.15	$16.19	$16.49	$14.91	$12.40	$18.07
Number of accumulation units outstanding at end of period	366	366	366	480	114	120	368	0	4,119	10,833
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.01	$12.14	$11.63	$12.09	$12.01
Value at end of period	$12.13	$12.01	$12.14	$11.63	$12.09
Number of accumulation units outstanding at end of period	0	0	27	79	68
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.97	$27.81	$25.05	$19.32	$16.82	$17.60	$14.61	$10.91	$15.05	$15.70
Value at end of period	$33.03	$26.97	$27.81	$25.05	$19.32	$16.82	$17.60	$14.61	$10.91	$15.05
Number of accumulation units outstanding at end of period	0	0	0	0	34	28	0	0	180	219
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.80	$29.65	$28.79	$21.01	$17.78	$17.63	$14.12	$10.58	$18.24	$17.42
Value at end of period	$28.90	$27.80	$29.65	$28.79	$21.01	$17.78	$17.63	$14.12	$10.58	$18.24
Number of accumulation units outstanding at end of period	281	281	1,887	1,224	1,492	1,479	63	598	69	1,570
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.30	$13.67	$12.14	$11.83	$9.51	$10.15	$8.90
Value at end of period	$13.25	$13.30	$13.67	$12.14	$11.83	$9.51	$10.15
Number of accumulation units outstanding at end of period	80	669	1,564	916	544	110	1
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.61	$16.34	$12.75	$12.65	$11.09	$10.26	$8.13	$6.06	$9.98	$12.79
Value at end of period	$17.09	$16.61	$16.34	$12.75	$12.65	$11.09	$10.26	$8.13	$6.06	$9.98
Number of accumulation units outstanding at end of period	5	5	4	2,345	1,823	1,568	1,565	1,775	3,121	2,872
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.34	$27.88	$25.04	$18.82	$16.99	$18.05	$16.32	$12.56	$20.94	$20.37
Value at end of period	$30.32	$28.34	$27.88	$25.04	$18.82	$16.99	$18.05	$16.32	$12.56	$20.94
Number of accumulation units outstanding at end of period	68	1,396	1,275	1,472	1,322	396	286	286	289	289
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.95	$15.61	$15.15	$10.97	$9.73	$10.13	$8.19	$6.65	$10.23	$11.04
Value at end of period	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73	$10.13	$8.19	$6.65	$10.23
Number of accumulation units outstanding at end of period	0	0	0	118	118	0	0	31	1	7

CFI 267

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.93	$21.56	$20.60	$15.34	$13.56	$15.43	$12.18	$8.86	$14.75	$13.06
Value at end of period	$23.09	$20.93	$21.56	$20.60	$15.34	$13.56	$15.43	$12.18	$8.86	$14.75
Number of accumulation units outstanding at end of period	1,382	1,696	1,505	1,314	1,567	857	816	202	729	115
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.81	$20.27	$18.82	$14.12	$12.06	$12.47	$10.98	$8.65	$13.80	$14.31
Value at end of period	$21.88	$18.81	$20.27	$18.82	$14.12	$12.06	$12.47	$10.98	$8.65	$13.80
Number of accumulation units outstanding at end of period	0	0	107	3,461	3,255	2,831	166	166	369	2,440
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.79	$18.40	$17.11	$13.87	$12.46	$12.76	$11.51	$9.50	$12.57	$12.29
Value at end of period	$20.24	$17.79	$18.40	$17.11	$13.87	$12.46	$12.76	$11.51	$9.50	$12.57
Number of accumulation units outstanding at end of period	8,866	13,735	17,582	18,228	18,973	17,601	16,294	12,773	16,213	16,041
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.48	$18.25	$16.79	$12.70	$11.23	$11.63	$10.47	$8.56	$12.80	$12.64
Value at end of period	$20.70	$17.48	$18.25	$16.79	$12.70	$11.23	$11.63	$10.47	$8.56	$12.80
Number of accumulation units outstanding at end of period	0	0	0	154	154	154	154	1,319	156	413
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.35	$20.88	$20.96	$22.52	$19.16	$23.75	$20.00	$11.81	$24.55	$17.96
Value at end of period	$19.35	$17.35	$20.88	$20.96	$22.52	$19.16	$23.75	$20.00	$11.81	$24.55
Number of accumulation units outstanding at end of period	0	579	1,052	766	584	115	0	82	352	411
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$29.12	$30.42	$26.80	$20.64	$17.42	$18.60
Value at end of period	$32.96	$29.12	$30.42	$26.80	$20.64	$17.42
Number of accumulation units outstanding at end of period	76	528	1,259	788	577	158
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$21.82	$22.95	$21.46	$15.65	$13.35	$13.71	$10.96	$8.72	$9.60
Value at end of period	$26.19	$21.82	$22.95	$21.46	$15.65	$13.35	$13.71	$10.96	$8.72
Number of accumulation units outstanding at end of period	0	34	30	26	35	0	0	0	454
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.58	$19.05	$18.86	$15.03	$12.51	$13.80	$12.04	$8.74	$14.84	$14.11
Value at end of period	$19.37	$19.58	$19.05	$18.86	$15.03	$12.51	$13.80	$12.04	$8.74	$14.84
Number of accumulation units outstanding at end of period	4,944	6,611	10,686	24,797	23,061	23,373	21,636	10,091	22,730	17,167
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.38	$18.47	$18.64	$16.81	$14.66	$14.96	$12.73	$7.72	$11.08	$10.85
Value at end of period	$19.61	$17.38	$18.47	$18.64	$16.81	$14.66	$14.96	$12.73	$7.72	$11.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	32	0	7
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.49	$20.69	$18.69	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37
Value at end of period	$22.92	$21.49	$20.69	$18.69	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74
Number of accumulation units outstanding at end of period	14,059	11,833	9,696	13,496	12,827	10,890	870	452	2,670	7,333
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.91	$22.75	$20.61	$15.44	$13.47	$14.18	$11.17	$7.73	$13.78	$12.31
Value at end of period	$24.29	$22.91	$22.75	$20.61	$15.44	$13.47	$14.18	$11.17	$7.73	$13.78
Number of accumulation units outstanding at end of period	1,835	1,709	2,975	11,849	11,651	13,904	13,518	8,265	13,902	12,859
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.58	$24.57	$23.16	$18.09	$15.63	$15.98	$14.08	$11.42	$17.98	$17.68
Value at end of period	$26.47	$22.58	$24.57	$23.16	$18.09	$15.63	$15.98	$14.08	$11.42	$17.98
Number of accumulation units outstanding at end of period	47	64	84	458	465	369	339	361	41	205

CFI 268

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.89	$37.38	$34.85	$25.35	$21.60	$22.12	$19.17	$13.59	$23.82	$21.96
Value at end of period	$40.97	$40.89	$37.38	$34.85	$25.35	$21.60	$22.12	$19.17	$13.59	$23.82
Number of accumulation units outstanding at end of period	2,564	2,650	3,545	6,162	4,454	4,983	6,464	1,608	5,199	3,002
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.04	$15.38	$15.75	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10	$15.26
Value at end of period	$15.13	$15.04	$15.38	$15.75	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	13	13	21	0	8
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.38	$9.83	$10.66	$8.98	$7.65	$8.81	$8.19	$6.28	$10.20
Value at end of period	$9.43	$9.38	$9.83	$10.66	$8.98	$7.65	$8.81	$8.19	$6.28
Number of accumulation units outstanding at end of period	831	1,214	3,957	10,488	11,982	3,087	1,767	836	2,080
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.67	$12.79	$13.33	$10.34	$8.60	$9.24	$8.69	$6.65	$11.17	$11.20
Value at end of period	$12.78	$11.67	$12.79	$13.33	$10.34	$8.60	$9.24	$8.69	$6.65	$11.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5	0	400
WANGER INTERNATIONAL
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.68	$11.82	$12.53	$10.37	$8.64	$10.25	$8.32	$5.62	$5.62
Value at end of period	$11.36	$11.68	$11.82	$12.53	$10.37	$8.64	$10.25	$8.32	$5.62
Number of accumulation units outstanding at end of period	0	0	2,288	721	55	40	0	8	1
WANGER SELECT
Value at beginning of period	$20.79	$21.01	$20.64	$15.53	$13.29	$16.35	$13.09	$7.98	$15.87	$14.70
Value at end of period	$23.26	$20.79	$21.01	$20.64	$15.53	$13.29	$16.35	$13.09	$7.98	$15.87
Number of accumulation units outstanding at end of period	1,599	2,138	2,058	1,892	1,105	694	622	301	603	595
WANGER USA
Value at beginning of period	$21.65	$22.07	$21.34	$16.16	$13.64	$14.32	$11.76	$8.38	$14.07	$13.53
Value at end of period	$24.30	$21.65	$22.07	$21.34	$16.16	$13.64	$14.32	$11.76	$8.38	$14.07
Number of accumulation units outstanding at end of period	3,248	3,197	3,118	8,087	8,421	6,703	1,169	543	489	3,789
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.85	$19.14	$17.45	$13.41	$12.08	$11.43	$10.22	$8.70	$13.19	$12.86
Value at end of period	$21.10	$18.85	$19.14	$17.45	$13.41	$12.08	$11.43	$10.22	$8.70	$13.19
Number of accumulation units outstanding at end of period	326	498	687	1,251	1,245	1,015	123	5	0	54
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$33.09	$35.12	$33.14	$24.31	$21.71	$22.48	$18.58	$14.49	$21.51	$23.72
Value at end of period	$42.09	$33.09	$35.12	$33.14	$24.31	$21.71	$22.48	$18.58	$14.49	$21.51
Number of accumulation units outstanding at end of period	78	72	334	2,175	2,132	2,074	1,729	8,509	3,296	5,590

CFI 269

Condensed Financial Information (continued)

TABLE 30

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2011)
Value at beginning of period	$20.60	$20.38	$19.71	$14.83	$13.08	$12.03
Value at end of period	$20.73	$20.60	$20.38	$19.71	$14.83	$13.08
Number of accumulation units outstanding at end of period	5	14	9	920	853	762
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.57	$15.85	$14.09	$11.62	$10.59	$9.69
Value at end of period	$16.53	$15.57	$15.85	$14.09	$11.62	$10.59
Number of accumulation units outstanding at end of period	32	0	13	256	73	495
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.67	$16.35	$15.19	$11.87	$10.97	$10.91	$9.85	$8.61
Value at end of period	$16.91	$15.67	$16.35	$15.19	$11.87	$10.97	$10.91	$9.85
Number of accumulation units outstanding at end of period	0	0	48	922	685	488	0	500
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.44	$11.85	$11.70	$13.05	$12.40	$11.12	$10.69	$10.22
Value at end of period	$11.82	$11.44	$11.85	$11.70	$13.05	$12.40	$11.12	$10.69
Number of accumulation units outstanding at end of period	105	82	293	734	0	0	0	598
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.70	$18.71	$17.09	$14.54
Value at end of period	$20.18	$17.70	$18.71	$17.09
Number of accumulation units outstanding at end of period	0	9	5	2
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.68	$11.26	$11.52	$9.33	$7.54	$8.24	$7.89	$7.57
Value at end of period	$9.52	$10.68	$11.26	$11.52	$9.33	$7.54	$8.24	$7.89
Number of accumulation units outstanding at end of period	35	32	231	452	140	0	0	1
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2012)
Value at beginning of period	$16.92	$19.13	$17.67	$12.40	$11.70
Value at end of period	$20.71	$16.92	$19.13	$17.67	$12.40
Number of accumulation units outstanding at end of period	12	17	13	488	215
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$9.80
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	322
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.50	$23.32	$21.56	$18.52	$16.99	$16.47	$14.89	$12.05	$17.78	$17.54
Value at end of period	$23.94	$22.50	$23.32	$21.56	$18.52	$16.99	$16.47	$14.89	$12.05	$17.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	179	2,704	2,662	2,502

CFI 270

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.96	$13.44	$12.19	$9.44	$8.32	$8.89	$7.75	$6.17	$6.74
Value at end of period	$14.68	$12.96	$13.44	$12.19	$9.44	$8.32	$8.89	$7.75	$6.17
Number of accumulation units outstanding at end of period	0	0	10	1,461	1,360	1,254	0	2,525	186
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2012)
Value at beginning of period	$14.38	$15.37	$13.91	$10.43	$10.36
Value at end of period	$16.17	$14.38	$15.37	$13.91	$10.43
Number of accumulation units outstanding at end of period	0	0	0	1,331	1,240
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.69	$19.10	$19.89	$16.78	$14.27	$16.74	$15.51	$11.30	$19.26	$16.43
Value at end of period	$18.57	$18.69	$19.10	$19.89	$16.78	$14.27	$16.74	$15.51	$11.30	$19.26
Number of accumulation units outstanding at end of period	2,410	1,937	3,109	2,865	0	0	236	9,436	4,956	2,773
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.21	$45.52	$41.22	$31.82	$27.71	$28.81	$24.91	$18.61	$32.81	$28.28
Value at end of period	$48.18	$45.21	$45.52	$41.22	$31.82	$27.71	$28.81	$24.91	$18.61	$32.81
Number of accumulation units outstanding at end of period	1,447	1,437	1,873	2,630	949	1,091	1,082	7,028	4,197	5,307
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.80	$29.34	$27.36	$21.64	$18.70	$18.77	$16.52	$12.86	$22.73	$22.70
Value at end of period	$32.37	$27.80	$29.34	$27.36	$21.64	$18.70	$18.77	$16.52	$12.86	$22.73
Number of accumulation units outstanding at end of period	1	1	32	24	30	31	80	2,975	2,621	3,128
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.07	$28.44	$25.90	$19.26	$17.02	$17.21	$14.05	$11.10	$21.30	$17.01
Value at end of period	$29.91	$30.07	$28.44	$25.90	$19.26	$17.02	$17.21	$14.05	$11.10	$21.30
Number of accumulation units outstanding at end of period	0	0	422	322	0	0	2,398	9,320	9,925	9,568
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.15	$19.71	$21.74	$16.89	$14.18	$17.35	$15.55	$12.45	$22.46	$19.41
Value at end of period	$18.88	$20.15	$19.71	$21.74	$16.89	$14.18	$17.35	$15.55	$12.45	$22.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	664	646	754
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.17	$27.55	$27.76	$20.65	$17.68	$18.62	$14.72	$11.55	$17.48	$18.15
Value at end of period	$32.33	$25.17	$27.55	$27.76	$20.65	$17.68	$18.62	$14.72	$11.55	$17.48
Number of accumulation units outstanding at end of period	2,506	874	1,208	931	122	122	497	1,407	505	710
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.33	$14.05	$13.08	$10.08	$8.72	$9.02	$8.02	$6.09	$5.66
Value at end of period	$15.90	$14.33	$14.05	$13.08	$10.08	$8.72	$9.02	$8.02	$6.09
Number of accumulation units outstanding at end of period	2,360	2,266	4,805	5,779	1,031	461	0	9	1
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$17.00	$18.01	$17.47	$16.05
Value at end of period	$18.78	$17.00	$18.01	$17.47
Number of accumulation units outstanding at end of period	0	0	0	11
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.00	$53.09	$49.63	$35.89	$37.15
Value at end of period	$55.50	$55.00	$53.09	$49.63	$35.89
Number of accumulation units outstanding at end of period	0	0	0	0	0

CFI 271

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.92	$14.98	$14.04	$11.01	$9.80	$9.94	$9.19	$7.26	$10.54	$9.88
Value at end of period	$15.15	$13.92	$14.98	$14.04	$11.01	$9.80	$9.94	$9.19	$7.26	$10.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,182	9,942	10,490	9,584
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$9.99
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	2,656
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.32	$17.15	$16.55	$12.37	$10.80	$11.15	$9.06	$7.31
Value at end of period	$20.31	$16.32	$17.15	$16.55	$12.37	$10.80	$11.15	$9.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	13
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.52	$20.56	$18.69	$14.54	$12.86	$13.58	$10.98	$8.79	$14.69	$14.80
Value at end of period	$22.42	$19.52	$20.56	$18.69	$14.54	$12.86	$13.58	$10.98	$8.79	$14.69
Number of accumulation units outstanding at end of period	159	159	309	1,388	1,245	1,165	1,688	3,620	1,998	2,430
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.11	$16.42	$15.09	$11.09	$10.14	$10.60	$8.77	$6.82	$11.31	$10.82
Value at end of period	$17.46	$16.11	$16.42	$15.09	$11.09	$10.14	$10.60	$8.77	$6.82	$11.31
Number of accumulation units outstanding at end of period	0	0	241	167	0	0	0	1,252	115	86
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.30	$21.47	$21.09	$16.86	$14.15	$15.53	$13.96	$10.30	$16.79	$14.68
Value at end of period	$22.41	$22.30	$21.47	$21.09	$16.86	$14.15	$15.53	$13.96	$10.30	$16.79
Number of accumulation units outstanding at end of period	0	0	763	2,018	1,217	918	233	630	192	166
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$61.53	$72.58	$77.28	$72.29	$60.63	$75.04	$59.89	$33.40	$65.15	$49.34
Value at end of period	$64.89	$61.53	$72.58	$77.28	$72.29	$60.63	$75.04	$59.89	$33.40	$65.15
Number of accumulation units outstanding at end of period	23	23	307	629	404	196	377	613	237	332
OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$10.79
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	1,951
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$20.98	$22.59	$20.46	$14.71	$12.63	$13.09	$10.76	$7.95	$12.96	$13.29
Value at end of period	$24.43	$20.98	$22.59	$20.46	$14.71	$12.63	$13.09	$10.76	$7.95	$12.96
Number of accumulation units outstanding at end of period	525	27	0	0	0	0	135	1,915	1,644	2,476
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.87	$15.15	$14.22	$12.39	$11.28	$11.65	$10.55	$8.81	$12.90	$11.94
Value at end of period	$15.52	$14.87	$15.15	$14.22	$12.39	$11.28	$11.65	$10.55	$8.81	$12.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	106	962	2,159	2,335
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.90	$14.48	$14.24	$15.90	$14.81	$13.45	$12.61	$10.80	$11.77	$10.80
Value at end of period	$14.42	$13.90	$14.48	$14.24	$15.90	$14.81	$13.45	$12.61	$10.80	$11.77
Number of accumulation units outstanding at end of period	0	0	300	1,966	1,622	761	0	429	1,577	82

CFI 272

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.01	$7.20	$8.34	$8.63	$7.81	$10.33	$9.04	$5.25	$12.72	$13.02
Value at end of period	$6.31	$6.01	$7.20	$8.34	$8.63	$7.81	$10.33	$9.04	$5.25	$12.72
Number of accumulation units outstanding at end of period	38	38	1,850	1,451	40	40	41	1,274	42	35
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.15	$17.04	$17.25	$15.61	$13.63	$14.05	$12.06	$7.62	$11.96	$11.45
Value at end of period	$18.20	$16.15	$17.04	$17.25	$15.61	$13.63	$14.05	$12.06	$7.62	$11.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	440	440	345	252
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2011)
Value at beginning of period	$13.44	$13.27	$13.21	$10.35	$8.60	$8.15
Value at end of period	$14.03	$13.44	$13.27	$13.21	$10.35	$8.60
Number of accumulation units outstanding at end of period	0	0	266	2,036	1,614	1,372
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.50	$20.65	$20.60	$20.43	$17.88	$18.56	$16.70	$14.24	$13.58	$12.42
Value at end of period	$20.44	$19.50	$20.65	$20.60	$20.43	$17.88	$18.56	$16.70	$14.24	$13.58
Number of accumulation units outstanding at end of period	1,504	1,422	1,279	2,164	660	599	1,210	6,163	1,086	38
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.39	$11.52	$11.06	$11.44	$10.95	$10.42	$9.85	$8.69	$8.36
Value at end of period	$11.55	$11.39	$11.52	$11.06	$11.44	$10.95	$10.42	$9.85	$8.69
Number of accumulation units outstanding at end of period	0	0	343	252	0	0	0	4	0
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.28	$20.47	$18.99	$14.39	$12.10	$12.89	$11.63	$8.76	$14.58	$13.33
Value at end of period	$22.76	$21.28	$20.47	$18.99	$14.39	$12.10	$12.89	$11.63	$8.76	$14.58
Number of accumulation units outstanding at end of period	11,667	10,714	5,612	5,135	542	292	781	7,690	1,029	958
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.58	$25.38	$24.22	$21.03	$18.76	$19.27	$17.12	$14.55	$20.51	$19.70
Value at end of period	$26.14	$24.58	$25.38	$24.22	$21.03	$18.76	$19.27	$17.12	$14.55	$20.51
Number of accumulation units outstanding at end of period	0	0	0	1,091	1,042	1,005	0	3,283	2,296	1,853
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.66	$13.59	$13.53	$14.29	$13.60	$13.29	$11.63	$9.69	$11.63	$10.70
Value at end of period	$13.27	$12.66	$13.59	$13.53	$14.29	$13.60	$13.29	$11.63	$9.69	$11.63
Number of accumulation units outstanding at end of period	113	114	668	713	116	116	658	1,432	2,223	3,251
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.32	$10.01
Value at end of period	$9.75	$9.32
Number of accumulation units outstanding at end of period	94	95
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.47	$12.64	$12.81	$12.98	$13.15	$13.33	$13.48	$13.62	$13.44	$12.96
Value at end of period	$12.33	$12.47	$12.64	$12.81	$12.98	$13.15	$13.33	$13.48	$13.62	$13.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	656	10,021	2,810	3,458
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$23.96	$21.94	$17.02	$14.90	$15.14	$13.45	$10.46	$17.01	$16.05
Value at end of period	$25.24	$23.30	$23.96	$21.94	$17.02	$14.90	$15.14	$13.45	$10.46	$17.01
Number of accumulation units outstanding at end of period	541	297	60	8,886	8,164	7,343	377	213	15	15
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.91	$17.49	$17.52	$16.82	$14.95	$14.51	$12.87	$8.73	$11.43	$11.26
Value at end of period	$19.12	$16.91	$17.49	$17.52	$16.82	$14.95	$14.51	$12.87	$8.73	$11.43
Number of accumulation units outstanding at end of period	0	0	54	1,723	1,551	762	0	2	0	0

CFI 273

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.93	$31.09	$27.67	$21.10	$18.69	$18.96	$16.86	$13.87	$22.39	$21.61
Value at end of period	$33.65	$30.93	$31.09	$27.67	$21.10	$18.69	$18.96	$16.86	$13.87	$22.39
Number of accumulation units outstanding at end of period	1	1	1	410	410	410	1	1,244	1,573	1,785
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.87	$35.99	$33.30	$25.08	$21.60	$22.15	$18.41	$14.17	$23.00	$22.10
Value at end of period	$40.65	$34.87	$35.99	$33.30	$25.08	$21.60	$22.15	$18.41	$14.17	$23.00
Number of accumulation units outstanding at end of period	47	47	194	844	707	660	64	1,595	735	1,975
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.93	$25.06	$24.09	$17.11	$15.43	$15.76	$13.00	$10.55	$16.11	$17.41
Value at end of period	$30.06	$23.93	$25.06	$24.09	$17.11	$15.43	$15.76	$13.00	$10.55	$16.11
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	20	840	63	278
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.84	$22.00	$20.91	$21.22	$19.66	$18.53	$17.10	$15.53	$17.20	$16.45
Value at end of period	$22.48	$21.84	$22.00	$20.91	$21.22	$19.66	$18.53	$17.10	$15.53	$17.20
Number of accumulation units outstanding at end of period	1,632	1,747	156	901	688	524	193	3,587	3,014	3,959
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.76	$8.96	$9.65	$8.05	$6.88	$7.94	$7.46	$6.87
Value at end of period	$8.71	$8.76	$8.96	$9.65	$8.05	$6.88	$7.94	$7.46
Number of accumulation units outstanding at end of period	45	46	46	46	47	47	48	102
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$18.21	$17.35	$16.34
Value at end of period	$18.68	$18.21	$17.35
Number of accumulation units outstanding at end of period	2	2	489
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.54	$13.30	$12.25	$9.49	$8.38	$8.21	$6.97	$6.27	$9.10	$9.33
Value at end of period	$14.09	$12.54	$13.30	$12.25	$9.49	$8.38	$8.21	$6.97	$6.27	$9.10
Number of accumulation units outstanding at end of period	209	210	417	15,661	14,505	13,278	34	197	312	939
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.62
Value at end of period	$12.79
Number of accumulation units outstanding at end of period	543
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.92	$25.13	$23.40	$17.97	$15.95	$16.25	$12.64	$9.06	$14.72	$11.86
Value at end of period	$26.38	$24.92	$25.13	$23.40	$17.97	$15.95	$16.25	$12.64	$9.06	$14.72
Number of accumulation units outstanding at end of period	1,324	1,266	2,570	2,484	13	13	13	175	35	14
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.12	$15.38	$13.52	$10.49	$9.62	$10.19	$8.89	$7.24	$11.21	$11.78
Value at end of period	$16.23	$15.12	$15.38	$13.52	$10.49	$9.62	$10.19	$8.89	$7.24	$11.21
Number of accumulation units outstanding at end of period	0	0	702	537	0	0	0	0	114	86
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.98	$23.53	$21.09	$16.19	$14.33	$13.94	$12.53	$10.70
Value at end of period	$26.26	$24.98	$23.53	$21.09	$16.19	$14.33	$13.94	$12.53
Number of accumulation units outstanding at end of period	0	0	28	12	0	0	32	30

CFI 274

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.09	$14.98	$13.45	$10.32	$9.05	$8.95	$8.08	$6.88
Value at end of period	$16.52	$15.09	$14.98	$13.45	$10.32	$9.05	$8.95	$8.08
Number of accumulation units outstanding at end of period	0	0	981	681	0	0	49	47
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.05	$21.12	$19.08	$14.71	$12.86	$12.96	$11.82	$10.05
Value at end of period	$22.81	$20.05	$21.12	$19.08	$14.71	$12.86	$12.96	$11.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	34	32
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$15.50
Value at end of period	$17.82
Number of accumulation units outstanding at end of period	1,348
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.67	$16.64	$16.07	$13.60
Value at end of period	$18.72	$15.67	$16.64	$16.07
Number of accumulation units outstanding at end of period	13	134	99	65
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.55	$16.93	$16.25	$11.84	$10.42	$10.47	$8.02	$6.20	$9.60	$8.84
Value at end of period	$18.52	$16.55	$16.93	$16.25	$11.84	$10.42	$10.47	$8.02	$6.20	$9.60
Number of accumulation units outstanding at end of period	1,589	1,519	1,620	1,410	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.01	$47.01	$44.72	$32.91	$29.13	$30.27	$24.67	$19.60	$28.82	$27.59
Value at end of period	$56.52	$46.01	$47.01	$44.72	$32.91	$29.13	$30.27	$24.67	$19.60	$28.82
Number of accumulation units outstanding at end of period	0	0	29	23	0	0	0	2,138	894	2,062
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.32	$14.53	$13.95	$12.16	$10.86	$11.36	$10.12	$8.15	$12.50	$12.11
Value at end of period	$14.96	$14.32	$14.53	$13.95	$12.16	$10.86	$11.36	$10.12	$8.15	$12.50
Number of accumulation units outstanding at end of period	0	0	3,165	2,380	0	0	0	22,876	73	129
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.94	$15.22	$14.60	$12.29	$10.83	$11.51	$10.18	$8.04	$11.97
Value at end of period	$15.66	$14.94	$15.22	$14.60	$12.29	$10.83	$11.51	$10.18	$8.04
Number of accumulation units outstanding at end of period	9	10	10	11	12	13	14	7,736	17
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.31	$15.66	$14.96	$12.29	$10.79	$11.52	$10.15	$7.92	$13.35	$12.79
Value at end of period	$16.07	$15.31	$15.66	$14.96	$12.29	$10.79	$11.52	$10.15	$7.92	$13.35
Number of accumulation units outstanding at end of period	0	0	4,234	3,156	0	0	67	7,127	13	16
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$15.35	$15.69	$15.12
Value at end of period	$16.12	$15.35	$15.69
Number of accumulation units outstanding at end of period	147	44	82
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.54	$21.87	$20.79	$18.80	$16.97	$16.89	$15.42	$13.26	$17.58	$16.85
Value at end of period	$22.46	$21.54	$21.87	$20.79	$18.80	$16.97	$16.89	$15.42	$13.26	$17.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	24	16	20

CFI 275

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.98	$22.55	$21.44	$17.76	$15.65	$16.34	$14.65	$11.86	$18.80	$18.14
Value at end of period	$23.19	$21.98	$22.55	$21.44	$17.76	$15.65	$16.34	$14.65	$11.86	$18.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	400	0	44
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.38	$21.79	$20.70	$18.00	$16.06	$16.37	$14.81	$12.32	$17.97	$17.27
Value at end of period	$22.49	$21.38	$21.79	$20.70	$18.00	$16.06	$16.37	$14.81	$12.32	$17.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	25	16	111
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.97	$12.10	$11.60	$12.07	$11.78	$11.13	$10.63	$10.27
Value at end of period	$12.08	$11.97	$12.10	$11.60	$12.07	$11.78	$11.13	$10.63
Number of accumulation units outstanding at end of period	0	0	222	167	0	0	0	585
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.79	$27.63	$24.90	$19.21	$16.74	$17.52	$14.55	$10.87	$15.00	$15.66
Value at end of period	$32.79	$26.79	$27.63	$24.90	$19.21	$16.74	$17.52	$14.55	$10.87	$15.00
Number of accumulation units outstanding at end of period	0	0	545	449	0	0	0	147	134	195
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.61	$29.47	$28.62	$20.90	$17.70	$17.55	$14.06	$10.54	$18.19	$17.38
Value at end of period	$28.69	$27.61	$29.47	$28.62	$20.90	$17.70	$17.55	$14.06	$10.54	$18.19
Number of accumulation units outstanding at end of period	27	28	987	765	84	84	377	1,595	916	1,389
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.25	$13.63	$12.11	$11.81	$9.49	$10.14	$8.84	$6.70	$9.74
Value at end of period	$13.19	$13.25	$13.63	$12.11	$11.81	$9.49	$10.14	$8.84	$6.70
Number of accumulation units outstanding at end of period	0	0	89	52	0	0	0	267	169
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.52	$16.27	$12.70	$12.61	$11.06	$10.24	$8.11	$6.05	$9.97	$12.29
Value at end of period	$17.00	$16.52	$16.27	$12.70	$12.61	$11.06	$10.24	$8.11	$6.05	$9.97
Number of accumulation units outstanding at end of period	1,919	1,551	1,891	1,619	0	0	0	2,022	0	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.14	$27.70	$24.88	$18.72	$16.90	$17.97	$16.26	$12.52	$20.88	$20.32
Value at end of period	$30.10	$28.14	$27.70	$24.88	$18.72	$16.90	$17.97	$16.26	$12.52	$20.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	206	1	109
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.88	$15.54	$15.10	$10.93	$9.70	$10.11	$8.18	$6.55
Value at end of period	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70	$10.11	$8.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	209
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.82	$21.46	$20.51	$15.28	$13.52	$15.38	$12.15	$8.85	$14.73	$13.05
Value at end of period	$22.96	$20.82	$21.46	$20.51	$15.28	$13.52	$15.38	$12.15	$8.85	$14.73
Number of accumulation units outstanding at end of period	0	0	4	1	0	0	0	1,932	1,097	28
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.69	$20.14	$18.71	$14.05	$12.00	$12.42	$10.93	$8.62	$13.76	$14.27
Value at end of period	$21.72	$18.69	$20.14	$18.71	$14.05	$12.00	$12.42	$10.93	$8.62	$13.76
Number of accumulation units outstanding at end of period	1	1	2,321	1,778	1	1	484	715	354	624
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.10	$17.70	$16.46	$13.35	$12.00	$12.30	$11.10	$9.17	$12.13	$11.87
Value at end of period	$19.45	$17.10	$17.70	$16.46	$13.35	$12.00	$12.30	$11.10	$9.17	$12.13
Number of accumulation units outstanding at end of period	122	103	371	361	0	0	2,066	4,654	3,354	2,989

CFI 276

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.39	$18.16	$16.71	$12.65	$11.20	$11.60	$10.45	$8.55	$12.78	$12.63
Value at end of period	$20.57	$17.39	$18.16	$16.71	$12.65	$11.20	$11.60	$10.45	$8.55	$12.78
Number of accumulation units outstanding at end of period	0	9	270	208	52	52	305	268	219	157
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.26	$20.77	$20.87	$22.44	$19.09	$23.68	$19.95	$11.79	$24.52	$17.95
Value at end of period	$19.23	$17.26	$20.77	$20.87	$22.44	$19.09	$23.68	$19.95	$11.79	$24.52
Number of accumulation units outstanding at end of period	0	0	492	335	0	497	0	6	0	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.92	$30.23	$26.65	$20.53	$17.34	$17.26	$14.23	$11.48	$17.38	$17.21
Value at end of period	$32.72	$28.92	$30.23	$26.65	$20.53	$17.34	$17.26	$14.23	$11.48	$17.38
Number of accumulation units outstanding at end of period	0	0	1,201	971	0	0	132	132	198	240
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.70	$22.84	$21.37	$15.59	$13.31	$13.67	$10.94	$8.71	$12.60	$12.99
Value at end of period	$26.04	$21.70	$22.84	$21.37	$15.59	$13.31	$13.67	$10.94	$8.71	$12.60
Number of accumulation units outstanding at end of period	0	0	349	309	0	0	0	0	0	0
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$18.22	$18.05	$14.39	$11.99	$13.23	$11.55	$8.39	$14.24	$13.55
Value at end of period	$18.51	$18.72	$18.22	$18.05	$14.39	$11.99	$13.23	$11.55	$8.39	$14.24
Number of accumulation units outstanding at end of period	292	305	849	1,725	1,275	1,186	3,926	12,915	11,716	15,972
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.30	$18.39	$18.57	$16.76	$14.61	$14.92	$12.71	$7.71	$11.07	$10.57
Value at end of period	$19.51	$17.30	$18.39	$18.57	$16.76	$14.61	$14.92	$12.71	$7.71	$11.07
Number of accumulation units outstanding at end of period	1,618	1,754	1,563	1,773	0	0	0	536	113	86
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.37	$20.59	$18.61	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36
Value at end of period	$22.78	$21.37	$20.59	$18.61	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73
Number of accumulation units outstanding at end of period	392	411	9,699	8,269	0	0	412	20,075	335	3,617
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.10	$21.96	$19.90	$14.92	$13.03	$13.71	$10.81	$7.49	$13.35	$11.93
Value at end of period	$23.42	$22.10	$21.96	$19.90	$14.92	$13.03	$13.71	$10.81	$7.49	$13.35
Number of accumulation units outstanding at end of period	20	21	67	68	22	22	4,519	12,833	11,994	11,270
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.44	$24.43	$23.04	$18.00	$15.57	$15.92	$14.04	$11.38	$17.94	$17.65
Value at end of period	$26.29	$22.44	$24.43	$23.04	$18.00	$15.57	$15.92	$14.04	$11.38	$17.94
Number of accumulation units outstanding at end of period	126	85	647	1,079	527	527	380	3,596	425	490
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.49	$37.04	$34.54	$25.14	$21.43	$21.95	$19.04	$13.50	$23.68	$21.84
Value at end of period	$40.55	$40.49	$37.04	$34.54	$25.14	$21.43	$21.95	$19.04	$13.50	$23.68
Number of accumulation units outstanding at end of period	143	138	90	71	45	46	72	2,781	2,265	2,270
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.96	$15.30	$15.69	$13.91	$11.87	$13.71	$12.23	$6.97	$11.10	$10.96
Value at end of period	$15.04	$14.96	$15.30	$15.69	$13.91	$11.87	$13.71	$8.18	$6.97	$11.10
Number of accumulation units outstanding at end of period	0	0	15	6	0	0	0	6,037	1,369	3,617
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.34	$9.79	$10.63	$8.96	$7.64	$8.79	$8.19	$6.28	$10.20
Value at end of period	$9.38	$9.34	$9.79	$10.63	$8.96	$7.64	$8.79	$8.19	$6.28
Number of accumulation units outstanding at end of period	3,154	2,915	3,189	5,113	1,681	1,213	0	920	16

CFI 277

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.62	$12.74	$13.28	$10.30	$8.58	$9.22	$8.67	$6.64	$11.16	$11.05
Value at end of period	$12.71	$11.62	$12.74	$13.28	$10.30	$8.58	$9.22	$8.67	$6.64	$11.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	75	30	0
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.63	$11.77	$12.48	$10.34	$8.62	$10.24	$8.31	$5.62	$10.47	$10.70
Value at end of period	$11.31	$11.63	$11.77	$12.48	$10.34	$8.62	$10.24	$8.31	$5.62	$10.47
Number of accumulation units outstanding at end of period	0	0	652	1,836	1,280	1,173	0	139	0	589
WANGER SELECT
Value at beginning of period	$20.67	$20.90	$20.54	$15.47	$13.23	$16.30	$13.05	$7.96	$15.84	$14.68
Value at end of period	$23.12	$20.67	$20.90	$20.54	$15.47	$13.23	$16.30	$13.05	$7.96	$15.84
Number of accumulation units outstanding at end of period	69	58	608	1,565	985	834	152	413	180	111
WANGER USA
Value at beginning of period	$21.53	$21.95	$21.23	$16.09	$13.59	$14.27	$11.73	$8.36	$14.05	$13.51
Value at end of period	$24.15	$21.53	$21.95	$21.23	$16.09	$13.59	$14.27	$11.73	$8.36	$14.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	854	102	197	53	31
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.74	$19.04	$17.36	$13.35	$12.03	$11.39	$10.19	$8.68	$13.16	$12.84
Value at end of period	$20.96	$18.74	$19.04	$17.36	$13.35	$12.03	$11.39	$10.19	$8.68	$13.16
Number of accumulation units outstanding at end of period	149	68	31	984	711	382	839	6,716	5,578	4,059
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$32.83	$34.86	$32.92	$24.16	$21.59	$22.36	$18.49	$14.43	$21.43	$23.64
Value at end of period	$41.75	$32.83	$34.86	$32.92	$24.16	$21.59	$22.36	$18.49	$14.43	$21.43
Number of accumulation units outstanding at end of period	8	8	8	8	50	50	113	117	83	73

TABLE 31

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$20.54	$20.32	$19.67	$14.80	$13.07	$13.98	$12.84
Value at end of period	$20.65	$20.54	$20.32	$19.67	$14.80	$13.07	$13.98
Number of accumulation units outstanding at end of period	157	55	979	695	298	49	37
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.51	$15.80	$14.05	$11.60	$10.58	$10.93	$9.56	$7.96
Value at end of period	$16.46	$15.51	$15.80	$14.05	$11.60	$10.58	$10.93	$9.56
Number of accumulation units outstanding at end of period	2,449	2,147	1,822	2,380	3,742	4,953	1,136	260
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.62	$16.30	$15.15	$11.84	$10.95	$10.90	$9.85	$8.36
Value at end of period	$16.84	$15.62	$16.30	$15.15	$11.84	$10.95	$10.90	$9.85
Number of accumulation units outstanding at end of period	2,011	1,848	1,442	3,127	829	1,716	942	186

CFI 278

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.40	$11.82	$11.67	$13.03	$12.39	$11.11	$10.68	$10.40
Value at end of period	$11.78	$11.40	$11.82	$11.67	$13.03	$12.39	$11.11	$10.68
Number of accumulation units outstanding at end of period	822	1,712	7,481	7,169	5,900	4,209	1,982	1,884
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$17.65	$18.67	$17.06	$11.96	$10.85
Value at end of period	$20.12	$17.65	$18.67	$17.06	$11.96
Number of accumulation units outstanding at end of period	656	517	725	394	49
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63	$11.22	$11.49	$9.31	$7.53	$8.23	$7.88	$6.42
Value at end of period	$9.47	$10.63	$11.22	$11.49	$9.31	$7.53	$8.23	$7.88
Number of accumulation units outstanding at end of period	822	556	519	119	214	224	2,394	639
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$16.87	$19.09	$17.64	$12.38	$10.78	$11.70	$10.58
Value at end of period	$20.64	$16.87	$19.09	$17.64	$12.38	$10.78	$11.70
Number of accumulation units outstanding at end of period	1,170	1,385	1,114	1,274	210	282	10
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.04	$10.70
Value at end of period	$9.31	$10.04
Number of accumulation units outstanding at end of period	1,128	1,095
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.61	$23.54	$22.43	$17.07	$15.29	$15.60	$12.58	$11.44
Value at end of period	$26.06	$21.61	$23.54	$22.43	$17.07	$15.29	$15.60	$12.58
Number of accumulation units outstanding at end of period	203	203	36	162	71	95	1,474	20
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.28	$23.10	$21.37	$18.37	$16.86	$16.35	$14.79	$11.97	$17.67	$17.44
Value at end of period	$23.70	$22.28	$23.10	$21.37	$18.37	$16.86	$16.35	$14.79	$11.97	$17.67
Number of accumulation units outstanding at end of period	9,182	8,582	8,265	13,000	12,050	13,142	14,561	17,007	15,213	15,898
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$14.56	$14.07	$10.96	$10.78	$9.74
Value at end of period	$15.17	$14.56	$14.07	$10.96	$10.78
Number of accumulation units outstanding at end of period	19	19	42	76	949
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.91	$13.39	$12.15	$9.42	$8.70
Value at end of period	$14.61	$12.91	$13.39	$12.15	$9.42
Number of accumulation units outstanding at end of period	769	769	769	33	33
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.33	$15.32	$13.87	$10.41	$9.06	$9.60	$7.92	$6.31
Value at end of period	$16.10	$14.33	$15.32	$13.87	$10.41	$9.06	$9.60	$7.92
Number of accumulation units outstanding at end of period	1,406	1,092	834	1,567	1,581	1,554	1,541	1,510

CFI 279

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.58	$19.00	$19.80	$16.71	$14.21	$16.68	$15.46	$11.27	$19.23	$16.41
Value at end of period	$18.45	$18.58	$19.00	$19.80	$16.71	$14.21	$16.68	$15.46	$11.27	$19.23
Number of accumulation units outstanding at end of period	10,057	12,190	12,910	19,763	17,382	18,045	17,715	20,628	17,474	11,102
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.77	$45.10	$40.86	$31.56	$27.49	$28.60	$24.74	$18.49	$32.62	$28.13
Value at end of period	$47.68	$44.77	$45.10	$40.86	$31.56	$27.49	$28.60	$24.74	$18.49	$32.62
Number of accumulation units outstanding at end of period	12,522	13,998	18,958	29,802	27,210	27,772	34,184	36,898	36,107	41,702
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.53	$29.07	$27.12	$21.46	$18.55	$18.63	$16.41	$12.78	$22.60	$22.57
Value at end of period	$32.04	$27.53	$29.07	$27.12	$21.46	$18.55	$18.63	$16.41	$12.78	$22.60
Number of accumulation units outstanding at end of period	9,638	10,863	11,531	15,083	13,228	15,035	14,682	18,638	18,963	20,313
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.78	$28.18	$25.67	$19.10	$16.89	$17.09	$13.96	$11.03	$21.18	$16.92
Value at end of period	$29.60	$29.78	$28.18	$25.67	$19.10	$16.89	$17.09	$13.96	$11.03	$21.18
Number of accumulation units outstanding at end of period	12,119	13,872	15,771	21,173	22,847	25,433	28,009	30,853	23,971	28,223
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.96	$19.53	$21.55	$16.75	$14.07	$17.22	$15.44	$12.38	$22.33	$19.31
Value at end of period	$18.68	$19.96	$19.53	$21.55	$16.75	$14.07	$17.22	$15.44	$12.38	$22.33
Number of accumulation units outstanding at end of period	1,870	2,226	2,813	2,871	2,643	2,829	3,005	3,182	4,484	5,308
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.99	$27.36	$27.59	$20.54	$17.59	$18.54	$14.66	$11.51	$17.43	$18.11
Value at end of period	$32.08	$24.99	$27.36	$27.59	$20.54	$17.59	$18.54	$14.66	$11.51	$17.43
Number of accumulation units outstanding at end of period	2,723	2,652	2,714	2,994	2,454	2,554	2,886	3,112	3,419	5,720
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00	$8.01	$6.09	$7.67
Value at end of period	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00	$8.01	$6.09
Number of accumulation units outstanding at end of period	3,102	3,528	4,204	4,829	1,430	2,096	1,076	435	18
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.94	$17.96	$17.43	$13.68	$12.57	$12.79
Value at end of period	$18.71	$16.94	$17.96	$17.43	$13.68	$12.57
Number of accumulation units outstanding at end of period	814	741	685	624	582	340
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$54.90	$53.02	$49.58	$35.88	$37.15
Value at end of period	$55.36	$54.90	$53.02	$49.58	$35.88
Number of accumulation units outstanding at end of period	1,864	2,009	1,922	2,168	2,595
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.81	$14.86	$13.93	$10.93	$9.73	$9.88	$9.14	$7.23	$10.49	$9.84
Value at end of period	$15.01	$13.81	$14.86	$13.93	$10.93	$9.73	$9.88	$9.14	$7.23	$10.49
Number of accumulation units outstanding at end of period	7,177	7,580	9,155	9,420	8,132	11,968	13,392	20,433	19,762	18,679
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during December 2015)
Value at beginning of period	$10.34	$10.51
Value at end of period	$10.37	$10.34
Number of accumulation units outstanding at end of period	0	7
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$43.73	$44.08	$41.19	$34.77	$31.03	$30.96	$28.97	$23.34	$28.12	$25.80
Value at end of period	$45.11	$43.73	$44.08	$41.19	$34.77	$31.03	$30.96	$28.97	$23.34	$28.12
Number of accumulation units outstanding at end of period	0	0	36	36	0	0	0	0	0	0

CFI 280

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.41	$33.55	$30.23	$23.16	$20.03	$20.60	$16.60	$11.62	$20.95	$17.42
Value at end of period	$38.13	$34.41	$33.55	$30.23	$23.16	$20.03	$20.60	$16.60	$11.62	$20.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	112
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$28.47	$27.40	$24.59	$19.14	$16.36	$17.52	$15.52	$11.54	$19.42	$17.11
Value at end of period	$28.21	$28.47	$27.40	$24.59	$19.14	$16.36	$17.52	$15.52	$11.54	$19.42
Number of accumulation units outstanding at end of period	0	0	0	0	3	3	4	4	4	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.25	$17.10	$16.50	$12.34	$10.78	$11.14	$9.05	$7.47
Value at end of period	$20.22	$16.25	$17.10	$16.50	$12.34	$10.78	$11.14	$9.05
Number of accumulation units outstanding at end of period	698	552	425	595	567	595	543	532
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.38	$20.43	$18.57	$14.45	$12.80	$13.52	$10.93	$8.75	$14.64	$14.76
Value at end of period	$22.24	$19.38	$20.43	$18.57	$14.45	$12.80	$13.52	$10.93	$8.75	$14.64
Number of accumulation units outstanding at end of period	3,620	4,333	3,680	4,916	4,997	5,402	8,443	7,787	9,114	11,233
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$9.98	$10.12	$9.77
Value at end of period	$10.07	$9.98	$10.12
Number of accumulation units outstanding at end of period	3,954	2,398	14,276
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.03	$16.35	$15.03	$11.05	$10.11	$10.58	$8.75	$6.81	$11.30	$11.00
Value at end of period	$17.37	$16.03	$16.35	$15.03	$11.05	$10.11	$10.58	$8.75	$6.81	$11.30
Number of accumulation units outstanding at end of period	451	2,050	2,010	2,290	1,934	1,833	2,300	2,007	1,881	520
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.17	$21.35	$20.99	$16.79	$14.10	$15.48	$13.92	$10.27	$16.76	$14.66
Value at end of period	$22.27	$22.17	$21.35	$20.99	$16.79	$14.10	$15.48	$13.92	$10.27	$16.76
Number of accumulation units outstanding at end of period	6,392	8,199	9,305	11,344	7,997	8,508	9,716	8,803	8,570	8,223
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$61.06	$72.06	$76.76	$71.84	$60.29	$74.65	$59.61	$33.26	$64.91	$49.18
Value at end of period	$64.36	$61.06	$72.06	$76.76	$71.84	$60.29	$74.65	$59.61	$33.26	$64.91
Number of accumulation units outstanding at end of period	1,326	1,548	2,114	2,564	2,864	4,430	5,724	5,627	4,942	6,334
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$20.86	$22.49	$20.37	$14.65	$12.59	$13.06	$10.73	$7.93	$12.94	$13.28
Value at end of period	$24.29	$20.86	$22.49	$20.37	$14.65	$12.59	$13.06	$10.73	$7.93	$12.94
Number of accumulation units outstanding at end of period	994	881	777	1,225	1,104	978	793	766	710	255
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.75	$15.04	$14.12	$12.31	$11.22	$11.59	$10.50	$8.78	$12.85	$11.91
Value at end of period	$15.39	$14.75	$15.04	$14.12	$12.31	$11.22	$11.59	$10.50	$8.78	$12.85
Number of accumulation units outstanding at end of period	3,843	3,979	6,038	11,605	10,831	14,331	16,672	19,064	14,351	9,333
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.82	$14.40	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78
Value at end of period	$14.33	$13.82	$14.40	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75
Number of accumulation units outstanding at end of period	7,133	7,200	7,375	9,100	11,129	12,452	13,919	12,381	11,391	5,390
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.99	$7.17	$8.32	$8.60	$7.79	$10.32	$9.03	$5.24	$12.72	$10.73
Value at end of period	$6.27	$5.99	$7.17	$8.32	$8.60	$7.79	$10.32	$9.03	$5.24	$12.72
Number of accumulation units outstanding at end of period	1,558	1,816	1,619	1,715	1,818	4,396	2,113	4,514	3,626	678

CFI 281

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.05	$16.95	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44
Value at end of period	$18.08	$16.05	$16.95	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94
Number of accumulation units outstanding at end of period	2,832	2,790	2,836	2,671	3,795	3,933	5,432	6,010	5,728	4,380
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.39	$13.23	$13.18	$10.33	$8.58	$10.16	$8.25	$5.49
Value at end of period	$13.96	$13.39	$13.23	$13.18	$10.33	$8.58	$10.16	$8.25
Number of accumulation units outstanding at end of period	678	783	142	171	410	240	83	19
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.03
Value at end of period	$9.88
Number of accumulation units outstanding at end of period	428
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.39	$20.54	$20.50	$20.34	$17.81	$18.50	$16.65	$14.21	$13.55	$12.40
Value at end of period	$20.31	$19.39	$20.54	$20.50	$20.34	$17.81	$18.50	$16.65	$14.21	$13.55
Number of accumulation units outstanding at end of period	5,873	8,381	10,015	11,414	13,656	16,810	13,156	12,037	10,416	9,069
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.35	$11.48	$11.03	$11.41	$10.93	$10.41	$9.84	$8.69	$9.69
Value at end of period	$11.50	$11.35	$11.48	$11.03	$11.41	$10.93	$10.41	$9.84	$8.69
Number of accumulation units outstanding at end of period	2,622	2,017	3,017	2,763	2,200	2,419	13,628	5,802	61
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.15	$20.37	$18.90	$14.32	$12.05	$12.85	$11.60	$8.74	$14.55	$13.31
Value at end of period	$22.62	$21.15	$20.37	$18.90	$14.32	$12.05	$12.85	$11.60	$8.74	$14.55
Number of accumulation units outstanding at end of period	23,954	26,813	26,250	38,622	32,625	33,780	38,162	36,064	29,374	21,838
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during April 2012)
Value at beginning of period	$2.37	$3.27	$3.62	$7.56	$8.06
Value at end of period	$3.41	$2.37	$3.27	$3.62	$7.56
Number of accumulation units outstanding at end of period	10,574	9,650	1,827	1,142	355
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.34	$25.15	$24.01	$20.86	$18.62	$19.13	$17.00	$14.46	$20.39	$19.59
Value at end of period	$25.87	$24.34	$25.15	$24.01	$20.86	$18.62	$19.13	$17.00	$14.46	$20.39
Number of accumulation units outstanding at end of period	7,389	8,203	10,214	10,931	14,128	11,453	14,159	16,549	15,461	17,025
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.59	$13.53	$13.47	$14.43	$13.56	$13.26	$11.45	$9.68	$11.46	$10.83
Value at end of period	$13.20	$12.59	$13.53	$13.47	$14.43	$13.56	$13.26	$11.45	$9.68	$11.46
Number of accumulation units outstanding at end of period	7,832	8,489	10,327	14,731	15,770	17,779	29,035	36,007	25,996	27,017
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.31	$10.01
Value at end of period	$9.74	$9.31
Number of accumulation units outstanding at end of period	6,884	6,623
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$9.66	$10.13	$10.34
Value at end of period	$10.17	$9.66	$10.13
Number of accumulation units outstanding at end of period	258	247	22

CFI 282

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.35	$12.52	$12.70	$12.87	$13.05	$13.23	$13.39	$13.53	$13.36	$12.89
Value at end of period	$12.20	$12.35	$12.52	$12.70	$12.87	$13.05	$13.23	$13.39	$13.53	$13.36
Number of accumulation units outstanding at end of period	32,657	37,270	32,056	32,396	40,352	67,670	52,402	56,488	46,062	32,771
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.07	$23.74	$21.74	$16.88	$14.78	$15.03	$13.35	$10.40	$16.91	$15.97
Value at end of period	$24.98	$23.07	$23.74	$21.74	$16.88	$14.78	$15.03	$13.35	$10.40	$16.91
Number of accumulation units outstanding at end of period	29,199	32,701	35,207	45,165	37,457	54,654	53,946	38,983	35,843	37,302
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.82	$17.40	$17.45	$16.75	$14.90	$14.47	$12.84	$8.72	$11.41	$11.25
Value at end of period	$19.01	$16.82	$17.40	$17.45	$16.75	$14.90	$14.47	$12.84	$8.72	$11.41
Number of accumulation units outstanding at end of period	4,323	3,750	4,258	6,609	7,095	5,077	3,337	2,233	1,585	1,656
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.63	$30.80	$27.43	$20.93	$18.55	$18.82	$16.75	$13.79	$22.27	$21.50
Value at end of period	$33.31	$30.63	$30.80	$27.43	$20.93	$18.55	$18.82	$16.75	$13.79	$22.27
Number of accumulation units outstanding at end of period	7,815	9,387	9,897	12,732	13,302	13,105	15,883	20,499	19,455	23,786
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.57	$35.69	$33.04	$24.90	$21.45	$22.01	$18.31	$14.09	$22.89	$22.01
Value at end of period	$40.27	$34.57	$35.69	$33.04	$24.90	$21.45	$22.01	$18.31	$14.09	$22.89
Number of accumulation units outstanding at end of period	7,024	7,667	8,288	12,701	11,450	11,665	12,096	16,999	17,660	20,655
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.72	$24.85	$23.90	$16.98	$15.33	$15.66	$12.92	$10.50	$16.03	$17.33
Value at end of period	$29.78	$23.72	$24.85	$23.90	$16.98	$15.33	$15.66	$12.92	$10.50	$16.03
Number of accumulation units outstanding at end of period	4,009	4,928	6,818	7,124	6,406	8,932	8,400	12,254	10,788	15,320
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.63	$21.80	$20.72	$21.04	$19.51	$18.39	$16.98	$15.44	$17.10	$16.36
Value at end of period	$22.25	$21.63	$21.80	$20.72	$21.04	$19.51	$18.39	$16.98	$15.44	$17.10
Number of accumulation units outstanding at end of period	16,063	18,866	17,269	18,648	17,155	20,886	22,691	24,202	25,237	38,316
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.73	$8.93	$9.62	$8.04	$6.86	$7.93	$7.45	$5.23
Value at end of period	$8.68	$8.73	$8.93	$9.62	$8.04	$6.86	$7.93	$7.45
Number of accumulation units outstanding at end of period	2,211	2,995	2,860	3,722	2,740	3,158	3,159	7,578
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.16	$17.31	$15.45	$11.97	$10.28	$10.31
Value at end of period	$18.62	$18.16	$17.31	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	13,762	12,766	29,990	18,992	19,744	20,962
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.48	$13.25	$12.20	$9.46	$8.36	$8.19	$6.96	$6.26	$9.09	$9.33
Value at end of period	$14.02	$12.48	$13.25	$12.20	$9.46	$8.36	$8.19	$6.96	$6.26	$9.09
Number of accumulation units outstanding at end of period	20,253	19,692	27,076	32,799	14,691	18,102	13,668	13,470	15,531	16,017
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.74	$24.96	$23.26	$17.87	$15.87	$16.18	$12.58	$9.02	$14.67	$11.83
Value at end of period	$26.17	$24.74	$24.96	$23.26	$17.87	$15.87	$16.18	$12.58	$9.02	$14.67
Number of accumulation units outstanding at end of period	1,691	2,489	2,666	3,317	1,416	1,374	1,672	738	828	1,625
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.05	$15.31	$13.47	$10.45	$9.59	$10.16	$8.88	$7.23	$11.20	$10.78
Value at end of period	$16.14	$15.05	$15.31	$13.47	$10.45	$9.59	$10.16	$8.88	$7.23	$11.20
Number of accumulation units outstanding at end of period	270	270	270	287	357	479	806	1,021	1,740	2,392

CFI 283

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.89	$23.46	$21.04	$16.16	$14.31	$13.93	$12.52	$10.69
Value at end of period	$26.16	$24.89	$23.46	$21.04	$16.16	$14.31	$13.93	$12.52
Number of accumulation units outstanding at end of period	1,095	781	174	518	933	791	651	194
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.03	$14.93	$13.41	$10.30	$9.04	$8.93	$8.08	$6.62	$6.83
Value at end of period	$16.44	$15.03	$14.93	$13.41	$10.30	$9.04	$8.93	$8.08	$6.62
Number of accumulation units outstanding at end of period	3,871	5,464	4,671	8,581	6,257	4,459	3,117	2,084	238
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.98	$21.06	$19.03	$14.68	$12.84	$12.95	$11.82	$10.05
Value at end of period	$22.72	$19.98	$21.06	$19.03	$14.68	$12.84	$12.95	$11.82
Number of accumulation units outstanding at end of period	294	334	282	564	425	682	512	307
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.89	$25.44	$23.22	$17.46	$15.33	$15.89	$12.81	$11.40
Value at end of period	$26.22	$24.89	$25.44	$23.22	$17.46	$15.33	$15.89	$12.81
Number of accumulation units outstanding at end of period	405	342	205	980	745	503	1,054	1,069
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.87	$16.56	$14.90	$11.26	$9.75	$10.08	$8.16	$6.32
Value at end of period	$17.74	$15.87	$16.56	$14.90	$11.26	$9.75	$10.08	$8.16
Number of accumulation units outstanding at end of period	791	1,249	1,093	1,194	989	191	182	248
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.61	$16.58	$16.02	$11.71	$10.24	$10.80	$8.66	$6.94	$7.29
Value at end of period	$18.64	$15.61	$16.58	$16.02	$11.71	$10.24	$10.80	$8.66	$6.94
Number of accumulation units outstanding at end of period	1,051	1,502	1,527	2,210	1,720	680	377	229	217
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.43	$16.82	$16.15	$11.77	$10.37	$10.43	$7.99	$6.18	$9.57	$8.82
Value at end of period	$18.38	$16.43	$16.82	$16.15	$11.77	$10.37	$10.43	$7.99	$6.18	$9.57
Number of accumulation units outstanding at end of period	3,140	3,215	2,982	2,833	2,703	2,631	3,000	2,860	2,417	4,083
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.59	$46.59	$44.35	$32.65	$28.91	$30.07	$24.51	$19.49	$28.66	$27.45
Value at end of period	$55.96	$45.59	$46.59	$44.35	$32.65	$28.91	$30.07	$24.51	$19.49	$28.66
Number of accumulation units outstanding at end of period	3,637	3,865	4,552	5,072	4,236	4,463	4,765	6,835	7,758	7,820
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.25	$14.46	$13.89	$12.11	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10
Value at end of period	$14.88	$14.25	$14.46	$13.89	$12.11	$10.83	$11.33	$10.10	$8.14	$12.48
Number of accumulation units outstanding at end of period	38,691	47,964	42,808	52,570	47,419	44,371	41,968	34,899	23,030	15,455
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$14.86	$15.15	$14.53	$12.25	$10.79	$11.47	$10.16	$8.02	$12.92	$12.44
Value at end of period	$15.57	$14.86	$15.15	$14.53	$12.25	$10.79	$11.47	$10.16	$8.02	$12.92
Number of accumulation units outstanding at end of period	23,621	24,323	26,229	27,001	23,515	28,406	29,908	20,555	15,217	14,871
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.23	$15.59	$14.90	$12.24	$10.75	$11.49	$10.12	$7.91	$13.33	$12.78
Value at end of period	$15.97	$15.23	$15.59	$14.90	$12.24	$10.75	$11.49	$10.12	$7.91	$13.33
Number of accumulation units outstanding at end of period	16,811	17,631	20,838	19,793	16,702	18,112	26,986	30,750	22,707	13,264

CFI 284

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.30	$15.66	$14.94	$12.27	$10.77	$11.51	$10.92
Value at end of period	$16.06	$15.30	$15.66	$14.94	$12.27	$10.77	$11.51
Number of accumulation units outstanding at end of period	2,265	2,087	1,301	2,302	1,539	474	32
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.92	$12.14	$11.58	$10.15	$9.05	$9.41	$8.66
Value at end of period	$12.49	$11.92	$12.14	$11.58	$10.15	$9.05	$9.41
Number of accumulation units outstanding at end of period	13,647	11,085	9,898	7,531	5,399	3,735	2,673
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.50	$13.68	$13.11	$12.43	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90
Value at end of period	$13.91	$13.50	$13.68	$13.11	$12.43	$11.49	$11.61	$10.74	$9.29	$11.31
Number of accumulation units outstanding at end of period	11,475	15,966	6,720	5,803	5,479	5,471	5,232	2,885	662	657
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.86	$12.07	$11.59	$10.73	$9.72	$9.92	$9.05	$7.63	$8.87
Value at end of period	$12.38	$11.86	$12.07	$11.59	$10.73	$9.72	$9.92	$9.05	$7.63
Number of accumulation units outstanding at end of period	2,824	2,797	3,705	3,645	3,606	3,490	3,342	974	265
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.33	$21.67	$20.61	$18.64	$16.83	$16.77	$15.31	$13.17	$17.48	$16.76
Value at end of period	$22.23	$21.33	$21.67	$20.61	$18.64	$16.83	$16.77	$15.31	$13.17	$17.48
Number of accumulation units outstanding at end of period	3,768	3,658	6,509	10,708	12,502	12,232	16,092	13,470	10,065	8,563
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.77	$22.34	$21.26	$17.61	$15.53	$16.22	$14.55	$11.78	$18.69	$18.04
Value at end of period	$22.95	$21.77	$22.34	$21.26	$17.61	$15.53	$16.22	$14.55	$11.78	$18.69
Number of accumulation units outstanding at end of period	8,068	8,786	17,458	17,614	20,010	18,910	19,501	18,825	14,198	11,793
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.17	$21.59	$20.52	$17.85	$15.94	$16.25	$14.71	$12.24	$17.86	$17.17
Value at end of period	$22.26	$21.17	$21.59	$20.52	$17.85	$15.94	$16.25	$14.71	$12.24	$17.86
Number of accumulation units outstanding at end of period	16,710	15,734	20,791	22,413	19,987	18,921	21,538	29,351	24,561	21,320
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.92	$12.06	$11.57	$12.04	$11.76	$11.12	$10.62	$10.18	$10.00
Value at end of period	$12.03	$11.92	$12.06	$11.57	$12.04	$11.76	$11.12	$10.62	$10.18
Number of accumulation units outstanding at end of period	524	1,891	2,025	1,951	901	413	4,238	4,548	1,879
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.40	$19.45	$17.40	$14.35
Value at end of period	$21.36	$19.40	$19.45	$17.40
Number of accumulation units outstanding at end of period	3,731	2,527	1,091	25
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.61	$27.46	$24.76	$19.11	$16.66	$17.44	$14.50	$10.84	$14.96	$15.63
Value at end of period	$32.55	$26.61	$27.46	$24.76	$19.11	$16.66	$17.44	$14.50	$10.84	$14.96
Number of accumulation units outstanding at end of period	651	1,661	1,595	2,399	1,381	1,501	1,706	1,512	2,225	1,558
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.42	$29.28	$28.46	$20.78	$17.61	$17.47	$14.01	$10.51	$18.14	$17.33
Value at end of period	$28.48	$27.42	$29.28	$28.46	$20.78	$17.61	$17.47	$14.01	$10.51	$18.14
Number of accumulation units outstanding at end of period	3,389	3,159	2,780	4,042	3,479	2,951	4,733	7,462	6,827	4,861

CFI 285

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.20	$13.58	$12.08	$11.78	$9.48	$10.13	$8.83	$6.70	$9.74
Value at end of period	$13.14	$13.20	$13.58	$12.08	$11.78	$9.48	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	2,621	3,056	2,850	4,907	4,718	6,122	5,770	5,568	6,334
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.45	$16.20	$12.65	$12.57	$11.03	$10.22	$8.10	$6.04	$9.97	$12.29
Value at end of period	$16.91	$16.45	$16.20	$12.65	$12.57	$11.03	$10.22	$8.10	$6.04	$9.97
Number of accumulation units outstanding at end of period	2,245	2,497	2,522	3,647	1,813	1,380	2,187	1,690	1,382	2,216
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.94	$27.51	$24.73	$18.61	$16.82	$17.89	$16.19	$12.47	$20.81	$20.27
Value at end of period	$29.87	$27.94	$27.51	$24.73	$18.61	$16.82	$17.89	$16.19	$12.47	$20.81
Number of accumulation units outstanding at end of period	520	511	819	769	706	1,027	1,356	817	959	633
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.81	$15.47	$15.04	$10.90	$9.68	$10.08	$8.16	$6.64	$10.21	$10.38
Value at end of period	$18.06	$14.81	$15.47	$15.04	$10.90	$9.68	$10.08	$8.16	$6.64	$10.21
Number of accumulation units outstanding at end of period	445	380	494	216	54	54	332	268	143	47
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.71	$21.35	$20.42	$15.23	$13.47	$15.34	$12.12	$8.83	$14.71	$13.03
Value at end of period	$22.83	$20.71	$21.35	$20.42	$15.23	$13.47	$15.34	$12.12	$8.83	$14.71
Number of accumulation units outstanding at end of period	885	780	787	747	738	561	406	608	530	132
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.56	$20.01	$18.60	$13.97	$11.94	$12.37	$10.89	$8.59	$13.72	$14.24
Value at end of period	$21.56	$18.56	$20.01	$18.60	$13.97	$11.94	$12.37	$10.89	$8.59	$13.72
Number of accumulation units outstanding at end of period	1,791	1,556	1,701	2,271	2,171	2,826	3,608	3,265	2,836	3,359
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.01	$17.61	$17.36	$13.30	$12.66	$12.98	$11.07	$9.69	$12.82	$11.86
Value at end of period	$19.33	$17.01	$17.61	$17.36	$13.30	$12.66	$12.98	$11.07	$9.69	$12.82
Number of accumulation units outstanding at end of period	23,241	24,862	27,125	26,389	29,887	29,468	31,084	41,533	43,641	48,091
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.30	$18.07	$16.64	$12.61	$11.16	$11.57	$10.43	$8.53	$12.76	$12.62
Value at end of period	$20.46	$17.30	$18.07	$16.64	$12.61	$11.16	$11.57	$10.43	$8.53	$12.76
Number of accumulation units outstanding at end of period	800	680	752	1,468	1,099	1,388	2,573	2,701	2,259	1,872
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.17	$20.67	$20.78	$22.35	$19.03	$23.61	$19.91	$11.77	$24.49	$17.93
Value at end of period	$19.12	$17.17	$20.67	$20.78	$22.35	$19.03	$23.61	$19.91	$11.77	$24.49
Number of accumulation units outstanding at end of period	1,663	2,679	2,212	2,769	2,486	1,717	1,669	1,614	1,206	3,438
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.72	$30.04	$26.49	$20.42	$17.26	$17.19	$14.17	$11.44	$17.33	$17.17
Value at end of period	$32.48	$28.72	$30.04	$26.49	$20.42	$17.26	$17.19	$14.17	$11.44	$17.33
Number of accumulation units outstanding at end of period	2,173	1,924	3,922	3,015	2,285	2,472	3,393	3,393	3,536	2,932
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.59	$22.73	$21.27	$15.53	$13.26	$13.63	$10.91	$8.69	$12.58	$12.98
Value at end of period	$25.89	$21.59	$22.73	$21.27	$15.53	$13.26	$13.63	$10.91	$8.69	$12.58
Number of accumulation units outstanding at end of period	560	743	3,454	3,198	2,771	2,369	2,140	1,695	1,400	1,352
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.62	$18.13	$19.14	$15.26	$12.72	$14.04	$11.52	$8.91	$15.14	$13.54
Value at end of period	$18.40	$18.62	$18.13	$19.14	$15.26	$12.72	$14.04	$11.52	$8.91	$15.14
Number of accumulation units outstanding at end of period	24,287	27,762	28,464	30,387	34,852	37,988	47,380	63,114	59,696	72,848

CFI 286

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.22	$18.31	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Value at end of period	$19.40	$17.22	$18.31	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06
Number of accumulation units outstanding at end of period	2,682	3,815	3,578	2,669	1,322	903	11,118	9,301	7,470	5,256
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.26	$20.49	$18.53	$15.37	$13.62	$13.42	$11.94	$9.08	$12.71	$12.35
Value at end of period	$22.65	$21.26	$20.49	$18.53	$15.37	$13.62	$13.42	$11.94	$9.08	$12.71
Number of accumulation units outstanding at end of period	27,234	26,541	23,831	25,889	20,731	15,475	15,181	14,422	10,795	11,404
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.98	$21.85	$20.91	$15.68	$13.70	$14.42	$11.38	$7.47	$13.33	$12.56
Value at end of period	$23.28	$21.98	$21.85	$20.91	$15.68	$13.70	$14.42	$11.38	$7.47	$13.33
Number of accumulation units outstanding at end of period	25,104	26,903	25,952	29,343	36,350	42,238	47,147	50,939	55,676	49,570
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.30	$24.29	$22.92	$17.92	$15.50	$15.86	$13.99	$11.35	$17.90	$17.62
Value at end of period	$26.12	$22.30	$24.29	$22.92	$17.92	$15.50	$15.86	$13.99	$11.35	$17.90
Number of accumulation units outstanding at end of period	5,690	5,640	6,053	8,788	9,187	10,133	7,865	8,520	4,910	5,547
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.09	$36.69	$34.24	$24.93	$21.26	$21.79	$18.91	$13.42	$23.54	$21.73
Value at end of period	$40.13	$40.09	$36.69	$34.24	$24.93	$21.26	$21.79	$18.91	$13.42	$23.54
Number of accumulation units outstanding at end of period	5,098	6,054	8,340	10,012	10,428	12,141	12,154	12,874	12,537	13,010
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.88	$15.23	$15.62	$13.85	$11.83	$13.69	$12.20	$8.99	$18.06	$15.19
Value at end of period	$14.95	$14.88	$15.23	$15.62	$13.85	$11.83	$13.69	$12.20	$8.99	$18.06
Number of accumulation units outstanding at end of period	305	302	820	1,740	463	285	1,064	873	849	1,277
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.30	$9.76	$10.60	$8.93	$7.62	$8.78	$8.18	$6.28	$10.20
Value at end of period	$9.34	$9.30	$9.76	$10.60	$8.93	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	6,716	8,264	14,455	14,652	13,590	13,822	14,248	14,037	11,536
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.56	$12.68	$13.23	$10.27	$8.55	$9.20	$8.66	$6.64	$11.16	$11.05
Value at end of period	$12.64	$11.56	$12.68	$13.23	$10.27	$8.55	$9.20	$8.66	$6.64	$11.16
Number of accumulation units outstanding at end of period	1,650	3,054	6,270	5,530	4,266	3,085	4,583	3,377	1,890	1,050
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.58	$11.73	$12.44	$10.31	$8.60	$10.22	$8.29	$5.62	$10.47	$10.94
Value at end of period	$11.26	$11.58	$11.73	$12.44	$10.31	$8.60	$10.22	$8.29	$5.62	$10.47
Number of accumulation units outstanding at end of period	979	997	4,814	4,417	4,601	3,731	3,209	490	89	11
WANGER SELECT
Value at beginning of period	$20.55	$20.79	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66
Value at end of period	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81
Number of accumulation units outstanding at end of period	2,071	2,294	4,840	5,784	5,618	4,686	5,887	5,175	5,239	5,999
WANGER USA
Value at beginning of period	$21.40	$21.84	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49
Value at end of period	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02
Number of accumulation units outstanding at end of period	2,093	2,905	2,670	3,296	3,267	4,986	4,578	4,253	4,340	3,461
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.63	$18.94	$17.28	$13.29	$11.98	$11.36	$10.16	$8.66	$13.14	$12.82
Value at end of period	$20.83	$18.63	$18.94	$17.28	$13.29	$11.98	$11.36	$10.16	$8.66	$13.14
Number of accumulation units outstanding at end of period	10,993	11,243	13,542	17,077	16,053	20,788	19,154	35,645	18,178	14,172

CFI 287

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$32.58	$34.61	$32.70	$24.01	$21.47	$22.25	$18.40	$14.37	$21.35	$23.56
Value at end of period	$41.41	$32.58	$34.61	$32.70	$24.01	$21.47	$22.25	$18.40	$14.37	$21.35
Number of accumulation units outstanding at end of period	778	880	2,466	3,358	2,945	3,348	3,855	3,962	3,075	2,977

TABLE 32

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$20.47	$20.27	$19.62	$14.78	$13.05	$13.97	$13.52
Value at end of period	$20.57	$20.47	$20.27	$19.62	$14.78	$13.05	$13.97
Number of accumulation units outstanding at end of period	29	27	25	22	17	417	8
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.45	$15.75	$14.01	$11.57	$10.56	$10.92	$10.48
Value at end of period	$16.39	$15.45	$15.75	$14.01	$11.57	$10.56	$10.92
Number of accumulation units outstanding at end of period	134	189	130	42	30	17	225
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.56	$16.25	$15.11	$11.82	$10.94	$11.09
Value at end of period	$16.77	$15.56	$16.25	$15.11	$11.82	$10.94
Number of accumulation units outstanding at end of period	288	196	75	1	2	1
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.37	$11.79	$11.65	$13.00	$12.37	$11.10	$10.76
Value at end of period	$11.73	$11.37	$11.79	$11.65	$13.00	$12.37	$11.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	13
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$17.60	$18.62	$17.73
Value at end of period	$20.05	$17.60	$18.62
Number of accumulation units outstanding at end of period	5	3	1
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$16.82	$17.39
Value at end of period	$20.57	$16.82
Number of accumulation units outstanding at end of period	26	4
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.04	$9.58
Value at end of period	$9.30	$10.04
Number of accumulation units outstanding at end of period	47	7

CFI 288

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$21.54	$23.47	$22.38	$17.04	$15.27	$15.58	$13.68
Value at end of period	$25.96	$21.54	$23.47	$22.38	$17.04	$15.27	$15.58
Number of accumulation units outstanding at end of period	2	1	0	0	0	0	350
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.06	$22.89	$21.19	$18.22	$16.72	$16.23	$14.69	$11.89	$17.57	$17.35
Value at end of period	$23.45	$22.06	$22.89	$21.19	$18.22	$16.72	$16.23	$14.69	$11.89	$17.57
Number of accumulation units outstanding at end of period	0	99	93	160	203	3,812	2,356	2,192	2,077	1,914
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during May 2014)
Value at beginning of period	$12.86	$13.35	$12.52
Value at end of period	$14.55	$12.86	$13.35
Number of accumulation units outstanding at end of period	117	117	68
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.27	$15.27	$13.84	$10.39	$9.05	$9.59	$7.91	$7.19
Value at end of period	$16.03	$14.27	$15.27	$13.84	$10.39	$9.05	$9.59	$7.91
Number of accumulation units outstanding at end of period	14	14	14	14	14	14	10	5
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.48	$18.90	$19.70	$16.63	$14.16	$16.63	$15.42	$11.24	$19.19	$16.38
Value at end of period	$18.34	$18.48	$18.90	$19.70	$16.63	$14.16	$16.63	$15.42	$11.24	$19.19
Number of accumulation units outstanding at end of period	638	535	460	576	659	2,910	2,184	1,918	1,624	1,608
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.33	$44.68	$40.50	$31.30	$27.28	$28.39	$24.57	$18.37	$32.43	$27.98
Value at end of period	$47.19	$44.33	$44.68	$40.50	$31.30	$27.28	$28.39	$24.57	$18.37	$32.43
Number of accumulation units outstanding at end of period	2,076	3,749	3,695	3,378	3,353	4,037	10,178	11,786	10,582	9,965
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.26	$28.80	$26.88	$21.28	$18.41	$18.50	$16.30	$12.70	$22.47	$22.46
Value at end of period	$31.71	$27.26	$28.80	$26.88	$21.28	$18.41	$18.50	$16.30	$12.70	$22.47
Number of accumulation units outstanding at end of period	2,407	3,529	2,829	3,013	2,978	9,781	4,970	8,190	8,034	7,987
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.49	$27.92	$25.45	$18.94	$16.75	$16.96	$13.86	$10.96	$21.05	$16.83
Value at end of period	$29.30	$29.49	$27.92	$25.45	$18.94	$16.75	$16.96	$13.86	$10.96	$21.05
Number of accumulation units outstanding at end of period	2,845	4,539	4,394	4,285	4,065	5,060	5,392	5,701	6,224	6,671
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.76	$19.35	$21.36	$16.61	$13.96	$17.10	$15.34	$12.30	$22.20	$19.21
Value at end of period	$18.49	$19.76	$19.35	$21.36	$16.61	$13.96	$17.10	$15.34	$12.30	$22.20
Number of accumulation units outstanding at end of period	272	225	189	150	106	68	354	208	192	162
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.81	$27.18	$27.42	$20.42	$17.50	$18.45	$14.60	$11.47	$17.37	$18.06
Value at end of period	$31.83	$24.81	$27.18	$27.42	$20.42	$17.50	$18.45	$14.60	$11.47	$17.37
Number of accumulation units outstanding at end of period	1,209	1,942	982	919	814	1,157	2,723	2,447	2,467	1,158
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during November 2014)
Value at beginning of period	$14.22	$13.96	$14.09
Value at end of period	$15.76	$14.22	$13.96
Number of accumulation units outstanding at end of period	1,936	8	0

CFI 289

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.89	$17.91	$17.39	$13.66	$12.55	$13.58	$12.25	$11.16
Value at end of period	$18.64	$16.89	$17.91	$17.39	$13.66	$12.55	$13.58	$12.25
Number of accumulation units outstanding at end of period	2	1	0	15	20	11	394	14
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$54.79	$52.94	$49.54	$35.86	$37.15
Value at end of period	$55.23	$54.79	$52.94	$49.54	$35.86
Number of accumulation units outstanding at end of period	64	63	62	61	67
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.69	$14.74	$13.83	$10.86	$9.67	$9.82	$9.09	$7.19	$10.45	$9.80
Value at end of period	$14.88	$13.69	$14.74	$13.83	$10.86	$9.67	$9.82	$9.09	$7.19	$10.45
Number of accumulation units outstanding at end of period	233	1,168	1,127	733	689	4,068	2,609	2,744	2,458	2,509
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$43.31	$43.67	$40.83	$34.48	$30.79	$30.74	$28.77	$23.19	$27.96	$25.66
Value at end of period	$44.65	$43.31	$43.67	$40.83	$34.48	$30.79	$30.74	$28.77	$23.19	$27.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9	6	6
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.08	$33.24	$29.97	$22.97	$19.87	$20.45	$16.49	$11.55	$20.82	$17.31
Value at end of period	$37.74	$34.08	$33.24	$29.97	$22.97	$19.87	$20.45	$16.49	$11.55	$20.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	15	9	10
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.24	$20.29	$18.46	$14.37	$12.73	$13.45	$10.88	$8.72	$14.59	$14.72
Value at end of period	$22.07	$19.24	$20.29	$18.46	$14.37	$12.73	$13.45	$10.88	$8.72	$14.59
Number of accumulation units outstanding at end of period	2,194	2,191	2,203	436	423	963	2,822	2,762	2,607	2,653
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.95	$16.28	$14.97	$11.01	$10.09	$10.55	$8.74	$8.34
Value at end of period	$17.28	$15.95	$16.28	$14.97	$11.01	$10.09	$10.55	$8.74
Number of accumulation units outstanding at end of period	78	79	79	0	0	0	33	12
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.04	$21.24	$20.89	$16.71	$14.04	$15.42	$13.88	$10.25	$16.73	$14.64
Value at end of period	$22.13	$22.04	$21.24	$20.89	$16.71	$14.04	$15.42	$13.88	$10.25	$16.73
Number of accumulation units outstanding at end of period	6	5	5	5	5	1,049	586	567	573	560
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$60.59	$71.54	$76.25	$71.40	$59.95	$74.26	$59.33	$33.12	$64.67	$49.02
Value at end of period	$63.84	$60.59	$71.54	$76.25	$71.40	$59.95	$74.26	$59.33	$33.12	$64.67
Number of accumulation units outstanding at end of period	456	406	293	248	380	483	1,263	1,250	1,171	844
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(NON-SERVICE SHARES)
Value at beginning of period	$19.21	$19.94	$19.67	$19.99	$17.86	$17.97	$15.86	$13.54	$16.01	$14.81
Value at end of period	$20.17	$19.21	$19.94	$19.67	$19.99	$17.86	$17.97	$15.86	$13.54	$16.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	15	9	11
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$20.75	$22.38	$20.28	$14.59	$12.55	$13.02	$10.71	$7.92	$12.92	$13.27
Value at end of period	$24.15	$20.75	$22.38	$20.28	$14.59	$12.55	$13.02	$10.71	$7.92	$12.92
Number of accumulation units outstanding at end of period	0	0	0	14	20	236	263	784	687	1,221
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.64	$14.93	$14.03	$12.23	$11.15	$11.53	$10.45	$8.74	$12.80	$11.87
Value at end of period	$15.27	$14.64	$14.93	$14.03	$12.23	$11.15	$11.53	$10.45	$8.74	$12.80
Number of accumulation units outstanding at end of period	6	64	2	0	0	0	2,299	1,734	1,154	221

CFI 290

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.74	$14.33	$14.10	$15.76	$14.70	$13.36	$12.54	$10.75	$11.73	$10.77
Value at end of period	$14.24	$13.74	$14.33	$14.10	$15.76	$14.70	$13.36	$12.54	$10.75	$11.73
Number of accumulation units outstanding at end of period	1,976	0	0	9	9	632	110	147	314	172
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.96	$7.14	$8.29	$8.58	$7.77	$10.30	$9.01	$5.24	$12.71	$11.27
Value at end of period	$6.24	$5.96	$7.14	$8.29	$8.58	$7.77	$10.30	$9.01	$5.24	$12.71
Number of accumulation units outstanding at end of period	128	106	83	68	188	751	308	259	190	1,319
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$15.96	$16.86	$17.09	$15.47	$13.53	$13.96	$12.00	$7.58	$11.92	$11.42
Value at end of period	$17.97	$15.96	$16.86	$17.09	$15.47	$13.53	$13.96	$12.00	$7.58	$11.92
Number of accumulation units outstanding at end of period	276	206	92	3	3	138	286	741	994	830
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.28	$20.43	$20.40	$20.25	$17.74	$18.44	$16.60	$14.17	$13.53	$12.38
Value at end of period	$20.18	$19.28	$20.43	$20.40	$20.25	$17.74	$18.44	$16.60	$14.17	$13.53
Number of accumulation units outstanding at end of period	59	108	105	304	303	737	1,615	1,256	974	638
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.30	$11.44	$11.00	$11.39	$10.91	$10.39	$9.83	$8.68	$9.69
Value at end of period	$11.45	$11.30	$11.44	$11.00	$11.39	$10.91	$10.39	$9.83	$8.68
Number of accumulation units outstanding at end of period	28	173	147	426	356	259	80	53	40
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.03	$20.26	$18.81	$14.26	$12.00	$12.80	$11.57	$8.72	$14.53	$13.29
Value at end of period	$22.48	$21.03	$20.26	$18.81	$14.26	$12.00	$12.80	$11.57	$8.72	$14.53
Number of accumulation units outstanding at end of period	3,423	1,647	1,535	2,212	2,247	5,546	10,134	8,781	8,273	6,131
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.10	$24.91	$23.80	$20.69	$18.47	$18.99	$16.88	$14.37	$20.28	$19.49
Value at end of period	$25.61	$24.10	$24.91	$23.80	$20.69	$18.47	$18.99	$16.88	$14.37	$20.28
Number of accumulation units outstanding at end of period	339	339	19	19	19	31	33	34	208	251
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.52	$13.45	$13.41	$14.18	$13.50	$13.21	$11.42	$9.65	$11.59	$10.68
Value at end of period	$13.12	$12.52	$13.45	$13.41	$14.18	$13.50	$13.21	$11.42	$9.65	$11.59
Number of accumulation units outstanding at end of period	2,422	2,425	1,590	1,575	1,569	3,916	4,484	9,210	9,805	9,554
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.31	$10.01
Value at end of period	$9.73	$9.31
Number of accumulation units outstanding at end of period	1,413	1,410
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.23	$12.41	$12.58	$12.77	$12.95	$13.14	$13.29	$13.45	$13.29	$12.82
Value at end of period	$12.07	$12.23	$12.41	$12.58	$12.77	$12.95	$13.14	$13.29	$13.45	$13.29
Number of accumulation units outstanding at end of period	9,781	10,937	8,050	7,944	7,792	15,525	11,458	15,436	16,416	13,924
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.85	$23.52	$21.55	$16.74	$14.67	$14.92	$13.26	$10.33	$16.81	$15.88
Value at end of period	$24.72	$22.85	$23.52	$21.55	$16.74	$14.67	$14.92	$13.26	$10.33	$16.81
Number of accumulation units outstanding at end of period	1,824	1,775	1,847	1,856	1,244	2,560	3,361	125	191	481
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.73	$17.32	$17.37	$16.69	$14.85	$14.43	$12.81	$8.70	$11.40	$11.24
Value at end of period	$18.89	$16.73	$17.32	$17.37	$16.69	$14.85	$14.43	$12.81	$8.70	$11.40
Number of accumulation units outstanding at end of period	388	2,164	2,003	1,331	1,152	649	1,034	894	754	599

CFI 291

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.34	$30.52	$27.20	$20.76	$18.40	$18.69	$16.64	$13.70	$22.14	$21.39
Value at end of period	$32.97	$30.34	$30.52	$27.20	$20.76	$18.40	$18.69	$16.64	$13.70	$22.14
Number of accumulation units outstanding at end of period	1,196	1,429	1,506	1,149	1,194	6,760	3,707	3,512	4,528	5,377
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.26	$35.40	$32.78	$24.72	$21.31	$21.87	$18.20	$14.02	$22.78	$21.91
Value at end of period	$39.90	$34.26	$35.40	$32.78	$24.72	$21.31	$21.87	$18.20	$14.02	$22.78
Number of accumulation units outstanding at end of period	1,611	1,935	1,631	982	978	3,528	3,702	5,013	7,286	7,369
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.51	$24.64	$23.71	$16.86	$15.22	$15.56	$12.85	$10.44	$15.95	$17.26
Value at end of period	$29.50	$23.51	$24.64	$23.71	$16.86	$15.22	$15.56	$12.85	$10.44	$15.95
Number of accumulation units outstanding at end of period	545	545	545	546	546	2,098	1,768	1,675	1,919	1,980
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.41	$21.60	$20.54	$20.87	$19.35	$18.26	$16.87	$15.34	$17.00	$16.27
Value at end of period	$22.02	$21.41	$21.60	$20.54	$20.87	$19.35	$18.26	$16.87	$15.34	$17.00
Number of accumulation units outstanding at end of period	7,281	8,385	3,378	1,501	1,400	5,374	2,823	8,270	7,873	7,711
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.69	$8.90	$9.60	$8.02	$6.85	$7.92	$7.45	$6.86
Value at end of period	$8.64	$8.69	$8.90	$9.60	$8.02	$6.85	$7.92	$7.45
Number of accumulation units outstanding at end of period	40	40	40	40	58	562	353	416
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.12	$17.28	$15.43	$11.96	$10.27	$10.31
Value at end of period	$18.56	$18.12	$17.28	$15.43	$11.96	$10.27
Number of accumulation units outstanding at end of period	3,089	5,132	5,095	1,037	1,008	3,325
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.42	$13.19	$12.16	$9.42	$8.34	$8.17	$6.95	$6.25	$9.08	$9.32
Value at end of period	$13.94	$12.42	$13.19	$12.16	$9.42	$8.34	$8.17	$6.95	$6.25	$9.08
Number of accumulation units outstanding at end of period	17,525	18,098	3,235	3,958	1,159	2,789	2,949	3,989	3,584	4,319
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.56	$24.80	$23.11	$17.77	$15.79	$16.10	$12.53	$8.99	$14.62	$11.80
Value at end of period	$25.97	$24.56	$24.80	$23.11	$17.77	$15.79	$16.10	$12.53	$8.99	$14.62
Number of accumulation units outstanding at end of period	106	75	49	20	16	16	292	241	224	234
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.97	$15.25	$13.41	$10.42	$9.56	$10.14	$8.86	$7.22	$11.19	$11.14
Value at end of period	$16.06	$14.97	$15.25	$13.41	$10.42	$9.56	$10.14	$8.86	$7.22	$11.19
Number of accumulation units outstanding at end of period	354	334	324	312	298	399	379	353	327	287
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.81	$23.40	$20.99	$16.13	$14.30	$13.92	$12.52	$10.69
Value at end of period	$26.06	$24.81	$23.40	$20.99	$16.13	$14.30	$13.92	$12.52
Number of accumulation units outstanding at end of period	167	155	140	110	97	84	67	50
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.97	$14.88	$13.37	$10.27	$9.02	$8.92	$8.07	$6.62	$7.15
Value at end of period	$16.37	$14.97	$14.88	$13.37	$10.27	$9.02	$8.92	$8.07	$6.62
Number of accumulation units outstanding at end of period	61	916	795	654	510	942	310	2,121	1,895

CFI 292

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.92	$21.00	$18.99	$14.65	$12.82	$12.94	$11.81	$10.05
Value at end of period	$22.64	$19.92	$21.00	$18.99	$14.65	$12.82	$12.94	$11.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	21	13
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.81	$25.37	$23.17	$17.42	$15.31	$15.88	$12.80	$11.40
Value at end of period	$26.12	$24.81	$25.37	$23.17	$17.42	$15.31	$15.88	$12.80
Number of accumulation units outstanding at end of period	61	47	37	29	30	30	52	43
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.81	$16.50	$14.86	$11.23	$9.74	$10.07	$9.30
Value at end of period	$17.67	$15.81	$16.50	$14.86	$11.23	$9.74	$10.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.55	$16.53	$15.98	$11.68	$10.22	$10.79	$8.66	$7.79
Value at end of period	$18.56	$15.55	$16.53	$15.98	$11.68	$10.22	$10.79	$8.66
Number of accumulation units outstanding at end of period	137	97	46	19	16	12	331	4
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.32	$16.70	$16.05	$11.71	$10.31	$10.38	$7.95	$6.16	$9.54	$8.79
Value at end of period	$18.24	$16.32	$16.70	$16.05	$11.71	$10.31	$10.38	$7.95	$6.16	$9.54
Number of accumulation units outstanding at end of period	312	312	313	314	346	534	479	1,402	1,067	898
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.16	$46.18	$43.98	$32.39	$28.70	$29.86	$24.36	$19.37	$28.51	$27.32
Value at end of period	$55.41	$45.16	$46.18	$43.98	$32.39	$28.70	$29.86	$24.36	$19.37	$28.51
Number of accumulation units outstanding at end of period	174	168	112	154	176	366	472	626	1,575	1,737
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.17	$14.39	$13.83	$12.06	$10.79	$11.30	$10.07	$8.13	$12.47	$12.09
Value at end of period	$14.79	$14.17	$14.39	$13.83	$12.06	$10.79	$11.30	$10.07	$8.13	$12.47
Number of accumulation units outstanding at end of period	3,544	3,225	2,994	1,515	1,307	12,126	10,257	7,566	3,532	2,173
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$14.79	$15.07	$14.47	$12.20	$10.76	$11.44	$10.13	$8.01	$12.90	$12.43
Value at end of period	$15.48	$14.79	$15.07	$14.47	$12.20	$10.76	$11.44	$10.13	$8.01	$12.90
Number of accumulation units outstanding at end of period	2,493	4,460	4,115	3,021	2,552	3,543	125	817	432	177
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.14	$15.51	$14.84	$12.19	$10.71	$11.46	$10.10	$7.89	$13.31	$12.77
Value at end of period	$15.88	$15.14	$15.51	$14.84	$12.19	$10.71	$11.46	$10.10	$7.89	$13.31
Number of accumulation units outstanding at end of period	3,727	3,396	2,762	833	1,233	5,178	513	388	252	153
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.26	$15.62	$14.92	$12.25	$11.88
Value at end of period	$16.01	$15.26	$15.62	$14.92	$12.25
Number of accumulation units outstanding at end of period	3,793	3,264	2,869	2,422	1,922
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.87	$12.10	$11.54	$10.13	$9.04	$9.40	$8.46	$8.00
Value at end of period	$12.44	$11.87	$12.10	$11.54	$10.13	$9.04	$9.40	$8.46
Number of accumulation units outstanding at end of period	16	14	13	11	8	6	4	2

CFI 293

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.43	$13.61	$13.06	$12.38	$11.45	$11.57	$10.71	$9.27	$11.29	$10.89
Value at end of period	$13.83	$13.43	$13.61	$13.06	$12.38	$11.45	$11.57	$10.71	$9.27	$11.29
Number of accumulation units outstanding at end of period	421	464	56	0	0	0	0	0	194	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.12	$21.47	$20.43	$18.49	$16.70	$16.65	$15.21	$13.09	$17.38	$16.67
Value at end of period	$22.00	$21.12	$21.47	$20.43	$18.49	$16.70	$16.65	$15.21	$13.09	$17.38
Number of accumulation units outstanding at end of period	881	1,014	1,007	996	986	1,031	1,892	1,703	1,564	1,289
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.55	$22.13	$21.07	$17.46	$15.41	$16.10	$14.45	$11.71	$18.58	$17.95
Value at end of period	$22.71	$21.55	$22.13	$21.07	$17.46	$15.41	$16.10	$14.45	$11.71	$18.58
Number of accumulation units outstanding at end of period	24	23	59	298	305	300	1,167	786	311	382
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.96	$21.39	$20.34	$17.70	$15.81	$16.13	$14.61	$12.17	$17.76	$17.08
Value at end of period	$22.03	$20.96	$21.39	$20.34	$17.70	$15.81	$16.13	$14.61	$12.17	$17.76
Number of accumulation units outstanding at end of period	449	533	535	419	700	758	791	780	871	843
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.87	$12.02	$11.54	$12.01	$11.73	$11.11	$10.62	$10.68
Value at end of period	$11.98	$11.87	$12.02	$11.54	$12.01	$11.73	$11.11	$10.62
Number of accumulation units outstanding at end of period	23	23	24	5	5	5	4	2
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.42	$27.28	$24.61	$19.01	$16.58	$17.37	$14.44	$10.80	$14.92	$15.59
Value at end of period	$32.31	$26.42	$27.28	$24.61	$19.01	$16.58	$17.37	$14.44	$10.80	$14.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	254	250	46	42
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.23	$29.09	$28.29	$20.67	$17.53	$17.40	$13.95	$10.47	$18.09	$17.29
Value at end of period	$28.27	$27.23	$29.09	$28.29	$20.67	$17.53	$17.40	$13.95	$10.47	$18.09
Number of accumulation units outstanding at end of period	1	1	1	16	16	75	1,112	932	937	915
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.16	$13.54	$12.04	$11.75	$9.46	$10.12	$8.82	$6.69	$9.74
Value at end of period	$13.08	$13.16	$13.54	$12.04	$11.75	$9.46	$10.12	$8.82	$6.69
Number of accumulation units outstanding at end of period	56	57	57	69	497	1,526	967	938	893
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.37	$16.13	$12.60	$12.53	$11.00	$10.19	$8.08	$6.03	$9.96	$11.40
Value at end of period	$16.82	$16.37	$16.13	$12.60	$12.53	$11.00	$10.19	$8.08	$6.03	$9.96
Number of accumulation units outstanding at end of period	829	806	783	742	714	13	37	28	18	13
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.74	$27.33	$24.58	$18.51	$16.73	$17.81	$16.12	$12.43	$20.75	$20.21
Value at end of period	$29.64	$27.74	$27.33	$24.58	$18.51	$16.73	$17.81	$16.12	$12.43	$20.75
Number of accumulation units outstanding at end of period	97	98	98	54	36	919	184	131	156	73
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$20.60	$21.25	$20.33	$15.17	$13.43	$15.30	$12.09	$8.81	$13.57
Value at end of period	$22.69	$20.60	$21.25	$20.33	$15.17	$13.43	$15.30	$12.09	$8.81
Number of accumulation units outstanding at end of period	35	35	29	25	21	320	27	19	17
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.43	$19.89	$18.49	$13.90	$11.88	$12.31	$10.85	$8.57	$13.68	$14.21
Value at end of period	$21.40	$18.43	$19.89	$18.49	$13.90	$11.88	$12.31	$10.85	$8.57	$13.68
Number of accumulation units outstanding at end of period	143	262	144	144	136	259	2,850	2,470	2,225	76

CFI 294

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.91	$17.52	$16.32	$13.25	$11.92	$12.22	$11.04	$9.13	$12.09	$11.85
Value at end of period	$19.22	$16.91	$17.52	$16.32	$13.25	$11.92	$12.22	$11.04	$9.13	$12.09
Number of accumulation units outstanding at end of period	7,027	7,035	7,469	5,495	5,478	8,138	9,820	14,368	13,615	13,423
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$17.20	$17.98	$16.57	$12.56	$11.12	$11.53	$10.40	$10.17
Value at end of period	$20.34	$17.20	$17.98	$16.57	$12.56	$11.12	$11.53	$10.40
Number of accumulation units outstanding at end of period	1	1	1	16	0	0	269	269
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.08	$20.57	$20.69	$22.27	$18.97	$23.55	$19.86	$11.74	$24.45	$17.92
Value at end of period	$19.01	$17.08	$20.57	$20.69	$22.27	$18.97	$23.55	$19.86	$11.74	$24.45
Number of accumulation units outstanding at end of period	621	481	346	241	214	885	523	485	405	251
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.53	$29.85	$26.34	$20.31	$17.17	$17.11	$14.12	$11.40	$17.28	$17.13
Value at end of period	$32.25	$28.53	$29.85	$26.34	$20.31	$17.17	$17.11	$14.12	$11.40	$17.28
Number of accumulation units outstanding at end of period	89	95	94	92	108	651	1,123	751	714	615
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.47	$22.62	$21.18	$15.47	$13.22	$13.60	$10.89	$8.67	$12.56	$12.81
Value at end of period	$25.73	$21.47	$22.62	$21.18	$15.47	$13.22	$13.60	$10.89	$8.67	$12.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	345	281	16	7	1
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.52	$18.05	$17.89	$14.28	$11.91	$13.15	$11.49	$8.36	$14.20	$13.52
Value at end of period	$18.29	$18.52	$18.05	$17.89	$14.28	$11.91	$13.15	$11.49	$8.36	$14.20
Number of accumulation units outstanding at end of period	5,133	6,150	5,790	4,929	5,399	9,845	12,899	17,633	19,338	21,850
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$17.13	$18.23	$18.43	$16.64	$14.53	$14.85	$12.66	$7.69	$8.45
Value at end of period	$19.30	$17.13	$18.23	$18.43	$16.64	$14.53	$14.85	$12.66	$7.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	115	115	44
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.15	$20.39	$18.44	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69	$12.34
Value at end of period	$22.52	$21.15	$20.39	$18.44	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69
Number of accumulation units outstanding at end of period	0	196	624	14	19	317	6,848	6,491	5,791	514
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.86	$21.74	$19.73	$14.81	$12.94	$13.63	$10.76	$7.46	$13.31	$11.91
Value at end of period	$23.15	$21.86	$21.74	$19.73	$14.81	$12.94	$13.63	$10.76	$7.46	$13.31
Number of accumulation units outstanding at end of period	1,837	2,438	2,159	2,093	2,229	3,693	3,410	4,546	4,746	5,365
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.16	$24.15	$22.80	$17.83	$15.44	$15.80	$13.95	$11.32	$17.86	$17.59
Value at end of period	$25.94	$22.16	$24.15	$22.80	$17.83	$15.44	$15.80	$13.95	$11.32	$17.86
Number of accumulation units outstanding at end of period	4	5	5	5	5	684	76	96	89	80
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$39.70	$36.35	$33.93	$24.72	$21.10	$21.64	$18.79	$13.33	$23.41	$21.61
Value at end of period	$39.72	$39.70	$36.35	$33.93	$24.72	$21.10	$21.64	$18.79	$13.33	$23.41
Number of accumulation units outstanding at end of period	330	443	415	258	270	704	1,867	2,929	2,101	2,188
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.80	$15.16	$15.55	$13.80	$11.79	$13.65	$12.17	$8.97	$18.03	$18.60
Value at end of period	$14.86	$14.80	$15.16	$15.55	$13.80	$11.79	$13.65	$12.17	$8.97	$18.03
Number of accumulation units outstanding at end of period	17	17	13	10	8	5	0	13	13	94

CFI 295

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.27	$9.73	$10.57	$8.91	$7.61	$8.77	$8.17	$6.28	$10.20
Value at end of period	$9.30	$9.27	$9.73	$10.57	$8.91	$7.61	$8.77	$8.17	$6.28
Number of accumulation units outstanding at end of period	119	608	302	286	276	5,123	2,433	2,731	2,352
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.50	$12.63	$13.18	$10.23	$8.53	$9.18	$9.00
Value at end of period	$12.57	$11.50	$12.63	$13.18	$10.23	$8.53	$9.18
Number of accumulation units outstanding at end of period	3	65	57	47	34	19	3
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.53	$11.68	$12.40	$10.28	$8.58	$10.20	$8.28	$7.94
Value at end of period	$11.20	$11.53	$11.68	$12.40	$10.28	$8.58	$10.20	$8.28
Number of accumulation units outstanding at end of period	41	41	23	0	0	0	372	352
WANGER SELECT
Value at beginning of period	$20.43	$20.67	$20.34	$15.33	$13.13	$16.19	$12.98	$7.92	$15.78	$14.64
Value at end of period	$22.82	$20.43	$20.67	$20.34	$15.33	$13.13	$16.19	$12.98	$7.92	$15.78
Number of accumulation units outstanding at end of period	0	0	0	0	97	837	88	175	148	92
WANGER USA
Value at beginning of period	$21.28	$21.72	$21.03	$15.95	$13.49	$14.18	$11.66	$8.32	$14.00	$13.47
Value at end of period	$23.84	$21.28	$21.72	$21.03	$15.95	$13.49	$14.18	$11.66	$8.32	$14.00
Number of accumulation units outstanding at end of period	92	311	93	93	93	357	5,828	5,342	4,832	603
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.52	$18.84	$17.20	$13.23	$11.94	$11.32	$10.13	$8.64	$13.11	$12.81
Value at end of period	$20.70	$18.52	$18.84	$17.20	$13.23	$11.94	$11.32	$10.13	$8.64	$13.11
Number of accumulation units outstanding at end of period	165	207	202	470	468	1,267	1,696	1,925	1,529	2,194
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$32.33	$34.37	$32.48	$23.87	$21.34	$22.13	$18.32	$14.31	$21.28	$23.49
Value at end of period	$41.07	$32.33	$34.37	$32.48	$23.87	$21.34	$22.13	$18.32	$14.31	$21.28
Number of accumulation units outstanding at end of period	59	159	159	269	269	279	801	955	786	945

TABLE 33

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93	$12.83
Value at end of period	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	680	596
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.40	$15.70	$13.97	$11.55	$10.54	$10.90	$9.55	$8.87
Value at end of period	$16.32	$15.40	$15.70	$13.97	$11.55	$10.54	$10.90	$9.55
Number of accumulation units outstanding at end of period	195	217	241	1,354	1,369	1,505	578	101

CFI 296

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.50	$16.20	$15.07	$11.79	$10.92	$10.87	$9.83	$8.82
Value at end of period	$16.70	$15.50	$16.20	$15.07	$11.79	$10.92	$10.87	$9.83
Number of accumulation units outstanding at end of period	324	390	463	1,404	1,407	1,614	565	603
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10	$11.00
Value at end of period	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	768	163
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.78	$19.00	$17.58	$12.35	$10.77	$11.55
Value at end of period	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77
Number of accumulation units outstanding at end of period	40	40	41	41	41	32
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during June 2010)
Value at beginning of period	$21.46	$23.40	$22.33	$17.00	$15.25	$15.57	$12.63
Value at end of period	$25.86	$21.46	$23.40	$22.33	$17.00	$15.25	$15.57
Number of accumulation units outstanding at end of period	103	104	114	397	411	395	74
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.85	$22.67	$21.00	$18.07	$16.59	$16.11	$14.59	$11.82	$17.47	$17.26
Value at end of period	$23.21	$21.85	$22.67	$21.00	$18.07	$16.59	$16.11	$14.59	$11.82	$17.47
Number of accumulation units outstanding at end of period	177	177	177	177	177	361	177	177	178	237
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.81	$13.30	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16	$8.87
Value at end of period	$14.49	$12.81	$13.30	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,129	989	150
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58	$8.10
Value at end of period	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58
Number of accumulation units outstanding at end of period	0	0	0	124	124	125	118
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.37	$18.80	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36
Value at end of period	$18.22	$18.37	$18.80	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16
Number of accumulation units outstanding at end of period	1,385	1,454	1,070	1,963	1,965	2,203	1,235	1,609	809	461
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.90	$44.27	$40.14	$31.04	$27.06	$28.18	$24.41	$18.26	$32.24	$27.83
Value at end of period	$46.71	$43.90	$44.27	$40.14	$31.04	$27.06	$28.18	$24.41	$18.26	$32.24
Number of accumulation units outstanding at end of period	1,917	1,994	1,179	1,623	2,578	4,221	4,140	6,050	6,546	5,944
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.00	$28.54	$26.64	$21.11	$18.26	$18.36	$16.19	$12.62	$22.34	$22.34
Value at end of period	$31.39	$27.00	$28.54	$26.64	$21.11	$18.26	$18.36	$16.19	$12.62	$22.34
Number of accumulation units outstanding at end of period	1,697	2,019	837	976	1,472	3,167	2,067	3,869	2,271	2,236
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.20	$27.66	$25.22	$18.78	$16.62	$16.84	$13.77	$10.89	$20.93	$16.74
Value at end of period	$29.00	$29.20	$27.66	$25.22	$18.78	$16.62	$16.84	$13.77	$10.89	$20.93
Number of accumulation units outstanding at end of period	2,298	2,300	2,266	2,698	4,985	10,097	5,694	7,724	6,516	4,855

CFI 297

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.57	$19.17	$21.17	$16.47	$13.85	$16.97	$15.23	$12.22	$22.08	$19.10
Value at end of period	$18.30	$19.57	$19.17	$21.17	$16.47	$13.85	$16.97	$15.23	$12.22	$22.08
Number of accumulation units outstanding at end of period	288	317	333	333	1,060	2,431	1,135	1,785	1,146	1,133
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01
Value at end of period	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32
Number of accumulation units outstanding at end of period	0	8	8	8	334	726	0	325	768	705
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00	$7.39
Value at end of period	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00
Number of accumulation units outstanding at end of period	1,381	1,382	1,383	1,384	1,681	1,989	1,151	456
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24	$11.43
Value at end of period	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	128	128	128	128	128	313	172	24
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$54.69	$52.87	$49.49	$35.85	$37.15
Value at end of period	$55.10	$54.69	$52.87	$49.49	$35.85
Number of accumulation units outstanding at end of period	333	333	280	316	348
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77
Value at end of period	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40
Number of accumulation units outstanding at end of period	1,692	1,754	1,917	2,174	2,176	6,554	2,109	2,693	2,674	3,315
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$33.74	$32.93	$29.71	$22.78	$19.71	$20.30	$16.37	$11.48	$10.92
Value at end of period	$37.35	$33.74	$32.93	$29.71	$22.78	$19.71	$20.30	$16.37	$11.48
Number of accumulation units outstanding at end of period	0	0	13	13	13	13	13	13	13
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$25.36	$25.69	$24.85	$25.26	$23.67	$22.51	$21.16	$18.97	$18.25
Value at end of period	$25.60	$25.36	$25.69	$24.85	$25.26	$23.67	$22.51	$21.16	$18.97
Number of accumulation units outstanding at end of period	0	0	8	8	8	8	8	8	8
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$23.62	$24.54	$23.18	$18.33	$15.49	$18.23	$15.98	$11.78	$10.99
Value at end of period	$23.75	$23.62	$24.54	$23.18	$18.33	$15.49	$18.23	$15.98	$11.78
Number of accumulation units outstanding at end of period	0	0	4	4	4	4	4	4	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14	$10.07
Value at end of period	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	154	93	0	4
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68
Value at end of period	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54
Number of accumulation units outstanding at end of period	0	0	0	0	432	1,644	1,002	1,229	2,209	1,835

CFI 298

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$11.28
Value at end of period	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	424	137
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.92	$21.13	$20.78	$16.64	$13.99	$15.37	$13.84	$11.31
Value at end of period	$21.99	$21.92	$21.13	$20.78	$16.64	$13.99	$15.37	$13.84
Number of accumulation units outstanding at end of period	545	546	547	548	549	723	962	1,006
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87
Value at end of period	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43
Number of accumulation units outstanding at end of period	620	625	521	666	666	174	232	393	296	289
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$31.45	$30.71	$30.48	$24.30	$20.35	$22.52	$19.71	$14.32	$13.46
Value at end of period	$31.01	$31.45	$30.71	$30.48	$24.30	$20.35	$22.52	$19.71	$14.32
Number of accumulation units outstanding at end of period	0	0	13	13	13	13	13	13	13
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26
Value at end of period	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	136	0	0	42	6
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83
Value at end of period	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75
Number of accumulation units outstanding at end of period	731	731	0	0	235	342	0	960	192	114
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75
Value at end of period	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71
Number of accumulation units outstanding at end of period	531	531	532	1,085	1,085	639	759	859	4	5
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.93	$7.12	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71	$12.67
Value at end of period	$6.21	$5.93	$7.12	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	125	126	126	126	126	120	81	38	1,170	930
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41
Value at end of period	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89
Number of accumulation units outstanding at end of period	182	182	182	183	183	509	844	583	516	643
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23	$8.05
Value at end of period	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,086	960
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37
Value at end of period	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50
Number of accumulation units outstanding at end of period	1,214	1,242	1,269	2,072	2,074	1,477	1,279	893	1,557	1,023

CFI 299

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38	$10.44
Value at end of period	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	59	59
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28
Value at end of period	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50
Number of accumulation units outstanding at end of period	1,978	2,027	1,471	1,673	2,355	3,270	1,134	1,554	649	704
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.86	$24.68	$23.59	$20.52	$18.33	$18.85	$16.77	$14.28	$20.16	$19.38
Value at end of period	$25.35	$23.86	$24.68	$23.59	$20.52	$18.33	$18.85	$16.77	$14.28	$20.16
Number of accumulation units outstanding at end of period	456	457	458	459	561	599	1,420	1,459	1,357	1,097
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.45	$13.37	$13.35	$14.12	$13.44	$13.16	$11.39	$9.62	$11.56	$10.67
Value at end of period	$13.04	$12.45	$13.37	$13.35	$14.12	$13.44	$13.16	$11.39	$9.62	$11.56
Number of accumulation units outstanding at end of period	486	487	283	288	1,412	1,076	454	1,304	699	1,120
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.31	$10.01
Value at end of period	$9.72	$9.31
Number of accumulation units outstanding at end of period	846	873
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.11	$12.29	$12.47	$12.66	$12.85	$13.04	$13.20	$13.36	$13.21	$12.75
Value at end of period	$11.95	$12.11	$12.29	$12.47	$12.66	$12.85	$13.04	$13.20	$13.36	$13.21
Number of accumulation units outstanding at end of period	3,512	3,168	3,008	2,739	2,718	3,190	1,614	4,626	5,570	4,415
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.63	$23.30	$21.36	$16.60	$14.55	$14.81	$13.17	$10.27	$16.71	$15.80
Value at end of period	$24.47	$22.63	$23.30	$21.36	$16.60	$14.55	$14.81	$13.17	$10.27	$16.71
Number of accumulation units outstanding at end of period	4,050	4,447	3,174	3,220	7,133	9,334	10,332	13,350	7,858	7,122
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78	$12.67
Value at end of period	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78
Number of accumulation units outstanding at end of period	54	71	88	343	343	495	793	611
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.05	$30.24	$26.96	$20.59	$18.26	$18.56	$16.53	$13.62	$22.02	$21.28
Value at end of period	$32.64	$30.05	$30.24	$26.96	$20.59	$18.26	$18.56	$16.53	$13.62	$22.02
Number of accumulation units outstanding at end of period	2,156	2,402	2,041	2,043	2,318	5,764	2,891	6,208	3,313	3,243
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82
Value at end of period	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67
Number of accumulation units outstanding at end of period	1,337	1,340	1,142	1,143	1,737	2,318	2,168	3,104	2,902	2,693
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18
Value at end of period	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87
Number of accumulation units outstanding at end of period	0	0	15	15	509	2,426	28	719	612	514
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.20	$21.40	$20.36	$20.69	$19.20	$18.13	$16.75	$15.24	$16.91	$16.19
Value at end of period	$21.79	$21.20	$21.40	$20.36	$20.69	$19.20	$18.13	$16.75	$15.24	$16.91
Number of accumulation units outstanding at end of period	415	422	41	41	42	1,295	977	1,491	1,041	1,018

CFI 300

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44	$6.86
Value at end of period	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	0	0	12	12	12	36	37	38
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.07	$17.24	$15.41	$11.94	$10.27	$10.30
Value at end of period	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	5,570	5,609	3,645	2,608	4,629	5,342
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	4,743	4,745	2,160	2,160	1,913	3,488	2,288	3,288	1,156	1,224
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77
Value at end of period	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57
Number of accumulation units outstanding at end of period	11	28	28	365	71	189	22	0	76	80
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.90	$15.18	$13.36	$10.38	$10.22
Value at end of period	$15.97	$14.90	$15.18	$13.36	$10.38
Number of accumulation units outstanding at end of period	705	705	705	706	830
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2011)
Value at beginning of period	$24.73	$23.33	$20.94	$16.10	$14.28	$14.28
Value at end of period	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	32
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06	$6.86
Value at end of period	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	17	0	0	0	0	49	0	839
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$19.85	$20.94	$18.94	$14.63	$12.81	$12.81
Value at end of period	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19
Value at end of period	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36
Number of accumulation units outstanding at end of period	670	963	1,267	1,292	2,202	2,870	2,327	4,023	2,623	2,629
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08
Value at end of period	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45
Number of accumulation units outstanding at end of period	1,339	1,309	0	1,603	1,603	1,664	96	1,297	0	0
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42
Value at end of period	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88
Number of accumulation units outstanding at end of period	669	673	675	676	678	2,449	740	685	2,270	1,810

CFI 301

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$11.20
Value at end of period	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	737	28
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.22	$15.58	$14.89	$12.24	$10.75	$11.50	$11.27
Value at end of period	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75	$11.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	917	18
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45	$8.17
Value at end of period	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	526	328	237	401	293	174	189	163
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.36	$13.55	$13.00	$12.34	$11.41	$11.59
Value at end of period	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41
Number of accumulation units outstanding at end of period	915	917	918	804	673	671
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04	$8.95
Value at end of period	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	8	10	434	438	374	258	134	3
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.91	$21.27	$20.25	$18.34	$16.57	$16.53	$15.11	$13.01	$17.28	$16.58
Value at end of period	$21.77	$20.91	$21.27	$20.25	$18.34	$16.57	$16.53	$15.11	$13.01	$17.28
Number of accumulation units outstanding at end of period	148	148	149	149	149	227	228	246	247	248
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.34	$21.92	$20.88	$17.32	$15.29	$15.99	$14.35	$11.63	$18.47	$17.85
Value at end of period	$22.48	$21.34	$21.92	$20.88	$17.32	$15.29	$15.99	$14.35	$11.63	$18.47
Number of accumulation units outstanding at end of period	619	668	869	873	1,045	1,667	1,655	1,762	2,745	2,986
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.76	$21.19	$20.16	$17.55	$15.69	$16.02	$14.51	$12.09	$17.66	$16.99
Value at end of period	$21.81	$20.76	$21.19	$20.16	$17.55	$15.69	$16.02	$14.51	$12.09	$17.66
Number of accumulation units outstanding at end of period	47	48	48	151	858	1,571	1,232	1,641	1,272	1,435
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09	$11.18
Value at end of period	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	730	111
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$26.24	$27.11	$24.47	$18.91	$16.50	$17.46
Value at end of period	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50
Number of accumulation units outstanding at end of period	0	531	531	531	531	2
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25
Value at end of period	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03
Number of accumulation units outstanding at end of period	717	726	726	726	758	412	75	31	265	89

CFI 302

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	6
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Value at end of period	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	6	6	6	68	42
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.10
Value at end of period	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	27	4
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.66	$15.34	$14.92	$10.82	$9.62	$10.70
Value at end of period	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	79
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$20.49	$21.15	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$13.44
Value at end of period	$22.56	$20.49	$21.15	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80
Number of accumulation units outstanding at end of period	28	72	72	405	467	516	126	634	38
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17
Value at end of period	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64
Number of accumulation units outstanding at end of period	975	992	1,114	1,114	1,115	489	0	0	40	341
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84
Value at end of period	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07
Number of accumulation units outstanding at end of period	4,349	4,351	3,392	3,737	3,741	7,593	4,626	5,770	7,418	4,996
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$11.70
Value at end of period	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	282	0	0	4
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90
Value at end of period	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42
Number of accumulation units outstanding at end of period	72	72	73	73	74	231	581	449	171	120
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.58
Value at end of period	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	850	1,352	1,362	1,362	1,317	216	1	1	99	44
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86	$9.91
Value at end of period	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86
Number of accumulation units outstanding at end of period	133	133	134	134	134	127	83	27

CFI 303

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51
Value at end of period	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18
Number of accumulation units outstanding at end of period	4,490	4,898	2,919	3,627	10,419	18,889	11,567	23,132	14,371	13,201
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.95
Value at end of period	$19.20	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	432	432	432	0	0	0	0	0	9	1
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33
Value at end of period	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68
Number of accumulation units outstanding at end of period	4,468	4,715	4,748	5,666	4,807	5,011	2,937	1,320	995	741
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90
Value at end of period	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29
Number of accumulation units outstanding at end of period	8,332	8,483	7,072	8,201	8,737	16,659	9,032	13,852	11,581	8,707
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.02	$24.01	$22.68	$17.75	$15.37	$15.74	$13.90	$11.29	$17.82	$17.56
Value at end of period	$25.77	$22.02	$24.01	$22.68	$17.75	$15.37	$15.74	$13.90	$11.29	$17.82
Number of accumulation units outstanding at end of period	171	171	267	268	268	379	511	511	517	378
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$39.31	$36.02	$33.64	$24.52	$20.93	$21.48	$18.66	$13.25	$23.27	$21.50
Value at end of period	$39.32	$39.31	$36.02	$33.64	$24.52	$20.93	$21.48	$18.66	$13.25	$23.27
Number of accumulation units outstanding at end of period	500	530	218	299	2,349	3,000	1,125	4,894	1,335	1,235
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.23	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$9.26	$9.23	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	19	935	935	936	1,888	1,886	2,131	4,407	4,559
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46	$10.98
Value at end of period	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	853	854	854	0	0	170	1,164	937	1,375	1,070
WANGER SELECT
Value at beginning of period	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62
Value at end of period	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75
Number of accumulation units outstanding at end of period	242	847	847	847	848	169	1,552	1,273	789	787
WANGER USA
Value at beginning of period	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46
Value at end of period	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	120	1,076	913	275	349
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79
Value at end of period	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09
Number of accumulation units outstanding at end of period	97	160	221	466	245	723	0	0	149	170
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41
Value at end of period	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	4	4	4	21	45

CFI 304

Condensed Financial Information (continued)

TABLE 34

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96	$10.00
Value at end of period	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	38,475	38,909	34,110	39,402	30,680	33,167	33,327	17,841
ALLIANZGI NFJ LARGE-CAP VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.91	$12.73	$11.55	$8.82	$7.82	$7.78	$6.99	$6.09	$9.61
Value at end of period	$13.44	$11.91	$12.73	$11.55	$8.82	$7.82	$7.78	$6.99	$6.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	426	426	426
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.08	$20.42	$18.13	$14.95	$13.61	$14.04	$12.27	$9.78
Value at end of period	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61	$14.04	$12.27
Number of accumulation units outstanding at end of period	311,750	341,062	412,623	399,081	377,898	336,271	244,636	93,645
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31	$12.01	$9.81
Value at end of period	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31	$12.01
Number of accumulation units outstanding at end of period	563,933	561,135	598,156	623,524	553,337	490,630	376,353	142,723
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69	$10.07
Value at end of period	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	294,414	324,490	374,194	408,029	647,130	591,126	259,552	182,946
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.29	$10.09
Value at end of period	$9.81	$9.29
Number of accumulation units outstanding at end of period	79,335	11,635
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54	$10.25
Value at end of period	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	164,496	203,524	187,146	192,705	66,427	83,460	38,754
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68	$5.56	$9.99
Value at end of period	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68	$5.56
Number of accumulation units outstanding at end of period	419,335	506,293	452,582	395,930	208,888	136,630	133,229	88,129	20,632
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71	$9.49
Value at end of period	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	351,961	357,894	437,609	373,361	189,894	169,341	93,780

CFI 305

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.14	$10.03
Value at end of period	$10.41	$9.14
Number of accumulation units outstanding at end of period	118,216	25,368
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.06	$10.05
Value at end of period	$9.33	$10.06
Number of accumulation units outstanding at end of period	596,852	508,695
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.82	$23.74	$22.59	$17.16	$15.35	$15.64	$12.60	$10.38
Value at end of period	$26.36	$21.82	$23.74	$22.59	$17.16	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	101,387	94,355	119,794	131,769	100,885	111,689	73,296	9,887
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46
Value at end of period	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82
Number of accumulation units outstanding at end of period	348,506	378,632	410,550	418,686	456,674	482,274	504,098	544,542	623,036	750,365
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.67	$14.14	$11.00	$10.81	$9.46	$9.95
Value at end of period	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	234,925	256,081	202,339	86,635	63,769	24,589
COLUMBIA ACORN® FUND (CLASS Z)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.93	$15.35	$15.42	$11.93	$10.24	$10.87	$8.74	$6.34	$9.87
Value at end of period	$16.27	$14.93	$15.35	$15.42	$11.93	$10.24	$10.87	$8.74	$6.34
Number of accumulation units outstanding at end of period	0	480	3,807	3,506	3,277	3,003	2,722	2,383	1,928
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.06	$13.53	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17	$9.52
Value at end of period	$14.81	$13.06	$13.53	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	185,248	189,100	202,378	210,871	186,616	168,127	151,439	88,604	54,341
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08	$10.17
Value at end of period	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	123,822	152,872	172,083	88,455	74,528	76,361	57,829	34,658	16,918
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.57	$12.52	$12.03	$10.35
Value at end of period	$14.97	$11.57	$12.52	$12.03
Number of accumulation units outstanding at end of period	42,396	18,690	11,293	3,842
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.91	$19.31	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47
Value at end of period	$18.81	$18.91	$19.31	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34
Number of accumulation units outstanding at end of period	2,229,170	2,399,657	2,509,696	2,644,801	2,823,848	3,072,528	3,213,485	3,252,868	3,083,530	2,852,300

CFI 306

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73
Value at end of period	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84
Number of accumulation units outstanding at end of period	4,278,649	4,733,596	5,132,547	5,517,345	5,998,782	6,618,156	7,117,352	7,681,516	8,286,539	9,575,560
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59
Value at end of period	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66
Number of accumulation units outstanding at end of period	1,558,163	1,724,287	1,927,323	2,125,694	2,348,189	2,627,468	2,949,902	3,266,009	3,663,836	4,395,497
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95
Value at end of period	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76
Number of accumulation units outstanding at end of period	2,528,385	2,786,258	3,009,629	3,137,717	3,419,263	3,713,244	3,972,441	4,255,040	4,753,255	5,530,478
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2015)
Value at beginning of period	$16.71	$17.75
Value at end of period	$18.53	$16.71
Number of accumulation units outstanding at end of period	169	169
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53
Value at end of period	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78
Number of accumulation units outstanding at end of period	323,962	365,456	386,509	424,761	451,126	524,509	578,608	688,072	762,220	959,982
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25
Value at end of period	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60
Number of accumulation units outstanding at end of period	689,840	705,843	800,450	909,417	954,573	1,029,137	1,100,589	1,107,964	1,140,864	1,184,182
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10	$10.10
Value at end of period	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	1,161,188	1,112,564	948,483	914,856	881,974	944,377	888,051	785,000	325,547
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26	$9.78
Value at end of period	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	33,689	39,996	41,276	43,248	43,289	56,250	57,907	43,590
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	146,924	161,189	175,757	177,331	187,772
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96
Value at end of period	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63
Number of accumulation units outstanding at end of period	695,916	764,571	845,007	920,024	1,023,596	1,121,646	1,254,149	1,425,089	1,576,599	1,796,063
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.36	$11.46
Value at end of period	$10.41	$10.36
Number of accumulation units outstanding at end of period	114,161	80,746

CFI 307

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45
Value at end of period	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14
Number of accumulation units outstanding at end of period	1,941	2,140	2,357	2,666	3,747	3,648	5,314	6,066	6,529	8,256
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46
Value at end of period	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89
Number of accumulation units outstanding at end of period	3,956	4,150	4,791	5,889	9,043	9,050	9,639	10,173	10,622	12,559
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$31.88	$32.21	$31.08	$31.52	$29.46	$27.94	$26.20	$23.44	$22.38	$21.18
Value at end of period	$32.26	$31.88	$32.21	$31.08	$31.52	$29.46	$27.94	$26.20	$23.44	$22.38
Number of accumulation units outstanding at end of period	298	614	605	593	624	1,447	1,484	1,474	3,020	3,196
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10
Value at end of period	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17
Number of accumulation units outstanding at end of period	1,436	1,406	2,277	3,819	4,186	4,270	5,019	5,389	6,444	8,091
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34
Value at end of period	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11
Number of accumulation units outstanding at end of period	1,310	1,609	1,584	1,722	2,024	1,926	2,757	3,233	3,478	4,554
LAZARAD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.28
Value at end of period	$9.65
Number of accumulation units outstanding at end of period	11,333
LKCM AQUINAS CATHOLIC EQUITY FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.03
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	1,584
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15	$10.35
Value at end of period	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	162,595	173,914	188,554	202,776	191,284	178,748	124,844	72,170	13,495
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88
Value at end of period	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78
Number of accumulation units outstanding at end of period	700,504	792,164	877,036	987,181	1,078,778	1,224,326	1,333,018	1,486,108	1,608,995	2,009,152
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.00
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	58,068
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.02	$10.15	$9.71	$9.94
Value at end of period	$10.12	$10.02	$10.15	$9.71
Number of accumulation units outstanding at end of period	349,521	329,211	209,536	36,068

CFI 308

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Value at end of period	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33
Number of accumulation units outstanding at end of period	154,313	160,815	185,351	236,579	178,096	191,547	156,370	106,032	99,707	71,654
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.57	$21.70	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72
Value at end of period	$22.69	$22.57	$21.70	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85
Number of accumulation units outstanding at end of period	858,435	812,491	778,871	784,426	817,966	818,726	822,617	813,928	800,025	708,559
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65
Value at end of period	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63
Number of accumulation units outstanding at end of period	747,315	789,046	860,216	924,300	1,021,259	1,095,189	1,179,705	1,135,349	1,006,711	1,150,491
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71
Value at end of period	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89
Number of accumulation units outstanding at end of period	2,257	2,254	2,292	3,018	3,635	3,922	4,832	5,992	7,491	13,019
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (NON-SERVICE
SHARES)
Value at beginning of period	$19.90	$20.62	$20.30	$20.58	$18.36	$18.43	$16.23	$13.83	$16.33	$15.07
Value at end of period	$20.94	$19.90	$20.62	$20.30	$20.58	$18.36	$18.43	$16.23	$13.83	$16.33
Number of accumulation units outstanding at end of period	526	821	774	742	1,006	1,458	1,614	1,650	2,902	2,952
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Value at end of period	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99
Number of accumulation units outstanding at end of period	281,635	301,639	271,795	272,934	207,442	215,726	235,384	261,711	223,505	237,160
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02
Value at end of period	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99
Number of accumulation units outstanding at end of period	459,278	512,589	560,921	593,399	656,540	759,420	848,392	1,020,315	1,219,997	1,239,502
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$5.39	$7.30
Value at end of period	$6.08	$5.39
Number of accumulation units outstanding at end of period	60,481	16,952
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83
Value at end of period	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82
Number of accumulation units outstanding at end of period	949,340	1,066,368	1,259,375	1,499,230	1,990,404	1,723,167	1,632,383	1,515,335	1,327,095	792,441
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.06	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.20
Value at end of period	$6.37	$6.06	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	286,798	319,662	340,439	363,217	414,326	519,891	666,366	888,247	667,484	890,313
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48
Value at end of period	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00
Number of accumulation units outstanding at end of period	281,861	300,180	341,287	354,462	355,315	373,129	392,165	424,205	403,226	466,382

CFI 309

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45	$10.22
Value at end of period	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	387,499	376,679	329,837	362,305	299,103	273,302	249,646	116,361	22,554
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.91	$9.90
Value at end of period	$9.91	$9.91
Number of accumulation units outstanding at end of period	166,337	67,440
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45
Value at end of period	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63
Number of accumulation units outstanding at end of period	1,559,576	1,794,564	2,136,200	2,321,197	2,529,944	2,668,796	2,717,506	2,445,057	2,251,199	1,766,942
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70	$9.96
Value at end of period	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	241,090	260,902	230,797	229,376	284,761	250,274	203,373	196,860	82,235
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37
Value at end of period	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63
Number of accumulation units outstanding at end of period	3,189,722	3,481,327	3,718,540	3,974,654	4,192,923	4,708,634	5,018,725	5,228,768	4,851,610	4,415,753
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$9.84
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	3,737
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.38	$3.29	$3.64	$7.58	$8.73	$9.85
Value at end of period	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	1,093,948	744,951	729,869	480,108	255,027	137,568
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.82	$36.96	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$29.66	$28.45
Value at end of period	$38.14	$35.82	$36.96	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$29.66
Number of accumulation units outstanding at end of period	2,437,979	2,665,091	2,985,875	3,361,515	3,728,508	4,164,502	4,726,915	5,334,428	5,925,048	7,300,680
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$9.61	$9.92
Value at end of period	$10.61	$9.61
Number of accumulation units outstanding at end of period	86,728	44,909
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72
Value at end of period	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51
Number of accumulation units outstanding at end of period	1,193,920	1,288,132	1,478,739	1,685,737	2,036,217	2,370,465	2,707,913	2,830,785	3,183,171	3,488,684
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.33	$10.01
Value at end of period	$9.77	$9.33
Number of accumulation units outstanding at end of period	1,894,044	2,309,644

CFI 310

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$9.68	$10.14	$10.16
Value at end of period	$10.21	$9.68	$10.14
Number of accumulation units outstanding at end of period	32,392	38,659	36,392
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22	$10.08
Value at end of period	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	43,032	31,839	25,308	34,770	52,336	15,824	14,263
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65
Value at end of period	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21
Number of accumulation units outstanding at end of period	1,825,820	1,972,404	2,071,648	2,347,332	2,419,855	3,083,034	3,155,129	3,804,116	5,263,804	5,050,683
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$35.92	$36.90	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$26.00	$24.52
Value at end of period	$38.94	$35.92	$36.90	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$26.00
Number of accumulation units outstanding at end of period	11,710,373	12,982,481	14,417,998	16,011,541	16,228,725	18,198,774	20,431,688	21,593,139	23,673,745	28,514,397
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28
Value at end of period	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46
Number of accumulation units outstanding at end of period	399,313	398,402	458,501	508,619	596,524	492,853	466,291	353,816	176,822	216,385
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84
Value at end of period	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65
Number of accumulation units outstanding at end of period	2,911,308	3,177,360	3,446,069	3,687,909	4,094,819	4,493,943	4,978,831	5,564,181	6,093,123	7,647,788
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30
Value at end of period	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23
Number of accumulation units outstanding at end of period	1,530,454	1,678,790	1,846,382	2,047,199	2,279,454	2,506,419	2,749,008	3,050,514	3,310,499	3,993,638
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56
Value at end of period	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26
Number of accumulation units outstanding at end of period	942,227	1,008,829	1,088,904	1,209,579	1,316,636	1,426,343	1,553,228	1,668,191	1,789,693	2,226,410
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2016)
Value at beginning of period	$13.72
Value at end of period	$15.93
Number of accumulation units outstanding at end of period	6,778
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$15.45	$15.94	$15.53
Value at end of period	$16.48	$15.45	$15.94
Number of accumulation units outstanding at end of period	254	202	47
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.52	$16.02	$15.25	$12.44	$10.87	$11.92
Value at end of period	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	14,106	11,712	4,220	2,499	11,020	2,300

CFI 311

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.29	$26.47	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$20.55	$19.63
Value at end of period	$27.09	$26.29	$26.47	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$20.55
Number of accumulation units outstanding at end of period	2,955,675	3,246,047	2,586,688	2,824,325	3,220,733	3,608,131	4,034,861	4,443,611	4,992,356	5,973,104
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92	$10.24
Value at end of period	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	807,792	825,996	736,960	687,777	710,245	726,535	730,075	793,507	20,029
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	5,305,235	5,813,900	6,318,865	3,798,082	3,955,615	3,976,861
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	5,091,029	5,744,731	6,422,695	5,608,618	4,655,071	5,203,881	3,189,588	3,494,296	3,716,467	4,247,992
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93
Value at end of period	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81
Number of accumulation units outstanding at end of period	1,013,557	1,069,881	1,108,760	1,214,187	740,440	685,705	486,920	350,404	336,536	233,721
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.36
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	199
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Value at end of period	$16.41	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	176,848	205,742	189,072	205,850	244,550	271,221	280,121	295,328	294,259	304,477
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	326,296	274,645	215,180	175,102	156,920	94,374	63,418	50,519
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63	$9.88
Value at end of period	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	1,054,764	917,039	808,814	697,004	496,753	382,525	340,576	308,594	87,066
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83	$10.05
Value at end of period	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	194,302	156,759	139,068	128,666	124,097	86,293	70,722	61,985
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	140,677	141,335	121,526	116,143	108,034	95,197	98,807	80,841

CFI 312

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91	$10.33
Value at end of period	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	638,594	576,277	507,474	427,678	276,800	223,057	197,862	116,466	35,364
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95	$10.32
Value at end of period	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	509,015	486,574	414,345	370,548	268,465	213,304	173,789	89,805	42,015
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89
Value at end of period	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66
Number of accumulation units outstanding at end of period	695,804	707,231	623,223	637,425	546,751	492,735	426,250	281,665	251,417	222,962
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86
Value at end of period	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	677,800	734,932	792,558	867,409	953,884	1,049,345	1,135,532	1,202,464	1,285,065	1,493,746
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13
Value at end of period	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53
Number of accumulation units outstanding at end of period	2,205,787	2,298,412	2,221,401	2,100,900	2,053,759	1,927,090	1,736,917	1,538,141	1,273,395	924,041
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47
Value at end of period	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97
Number of accumulation units outstanding at end of period	2,124,190	2,096,738	1,986,043	1,895,467	1,763,781	1,555,614	1,312,690	1,094,385	753,836	524,486
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81
Value at end of period	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38
Number of accumulation units outstanding at end of period	1,548,074	1,578,463	1,481,469	1,407,811	1,283,490	1,175,901	998,828	851,091	587,537	406,376
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52	$10.04
Value at end of period	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	257,488	216,317	167,589	128,686	72,996	43,831	5,315
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91	$9.11
Value at end of period	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	131,696	120,992	110,414	93,734	70,385	74,298	50,055	37,361	10,722
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92
Value at end of period	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Number of accumulation units outstanding at end of period	810,618	1,031,326	132,048	111,348	129,265	139,177	194,639	192,704	196,649	155,681
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64	$9.37
Value at end of period	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	166,916	170,067	167,803	143,939	124,090	124,292	85,320	54,766	32,181

CFI 313

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.08	$24.43	$23.20	$20.95	$18.89	$18.79	$17.13	$14.72	$19.50	$18.66
Value at end of period	$25.13	$24.08	$24.43	$23.20	$20.95	$18.89	$18.79	$17.13	$14.72	$19.50
Number of accumulation units outstanding at end of period	251,909	277,195	326,969	331,686	315,415	341,198	355,572	403,276	456,136	528,594
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.50	$26.13	$24.83	$20.54	$18.09	$18.86	$16.90	$13.66	$21.63	$20.86
Value at end of period	$26.93	$25.50	$26.13	$24.83	$20.54	$18.09	$18.86	$16.90	$13.66	$21.63
Number of accumulation units outstanding at end of period	808,338	836,783	889,304	941,982	999,625	1,104,552	1,175,203	1,240,399	1,321,161	1,500,034
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.40	$24.85	$23.58	$20.48	$18.26	$18.59	$16.81	$13.97	$20.34	$19.53
Value at end of period	$25.70	$24.40	$24.85	$23.58	$20.48	$18.26	$18.59	$16.81	$13.97	$20.34
Number of accumulation units outstanding at end of period	639,934	714,178	733,755	780,500	845,290	911,715	959,016	998,232	1,080,870	1,218,032
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19	$9.98
Value at end of period	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	325,040	267,497	268,293	218,457	336,062	374,699	156,461	160,284	81,101
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74
Value at end of period	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09
Number of accumulation units outstanding at end of period	297,213	256,698	263,240	289,776	284,537	304,232	287,864	245,400	234,493	293,646
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46
Value at end of period	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29
Number of accumulation units outstanding at end of period	665,840	765,766	868,726	979,775	941,146	1,007,777	1,026,235	1,076,817	1,032,299	1,182,340
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	704,826	794,543	860,678	914,620	991,806	1,023,728	1,146,206	1,236,551	1,311,569
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Value at end of period	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	863,206	857,462	943,785	855,689	949,070	892,937	842,933	672,126	607,737	533,727
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42
Value at end of period	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01
Number of accumulation units outstanding at end of period	159,797	186,595	197,891	215,353	231,566	243,546	255,598	257,396	262,813	225,456
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Value at end of period	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23
Number of accumulation units outstanding at end of period	93,135	91,602	68,665	83,128	89,587	118,481	86,096	67,921	54,338	28,251
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07
Value at end of period	$23.23	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	575,348	607,066	642,968	694,598	774,320	867,464	873,219	732,666	584,794	498,276
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34
Value at end of period	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84
Number of accumulation units outstanding at end of period	617,261	683,044	765,193	817,600	804,111	881,822	964,021	1,075,763	1,203,908	1,649,943

CFI 314

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	3,726,599	4,170,248	4,680,897	4,634,441	5,103,067	5,689,723	6,290,893	7,021,737	7,957,358	9,628,130
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Value at end of period	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82
Number of accumulation units outstanding at end of period	347,645	385,979	385,070	404,443	381,760	431,993	477,431	469,644	465,666	466,278
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98
Value at end of period	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	340,123	333,698	361,501	378,317	467,396	524,658	604,172	654,303	607,353	830,788
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29
Value at end of period	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47
Number of accumulation units outstanding at end of period	532,349	525,587	525,413	563,419	531,668	525,133	537,414	577,337	577,574	680,451
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01
Value at end of period	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63
Number of accumulation units outstanding at end of period	294,170	261,164	224,499	218,215	130,190	111,248	105,682	86,998	66,720	70,405
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57
Value at end of period	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29
Number of accumulation units outstanding at end of period	7,039,946	7,751,400	8,362,607	9,139,337	9,984,151	11,196,083	12,254,441	13,546,873	15,113,546	18,561,178
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Value at end of period	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08
Number of accumulation units outstanding at end of period	352,624	407,129	477,751	449,011	337,775	314,085	293,565	279,130	137,290	146,793
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38
Value at end of period	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76
Number of accumulation units outstanding at end of period	7,425,082	7,175,955	6,921,880	6,960,510	6,834,368	6,619,659	6,299,475	5,736,424	5,143,535	4,518,241
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95
Value at end of period	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	4,643,957	5,071,270	5,533,628	6,039,416	6,667,622	7,462,107	8,173,974	8,972,501	9,772,481	11,349,582
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.75	$24.75	$23.32	$18.20	$15.72	$16.06	$14.15	$11.46	$18.05	$17.74
Value at end of period	$26.69	$22.75	$24.75	$23.32	$18.20	$15.72	$16.06	$14.15	$11.46	$18.05
Number of accumulation units outstanding at end of period	678,565	724,623	790,542	853,444	904,848	948,860	996,210	981,770	861,176	914,726
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96
Value at end of period	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01
Number of accumulation units outstanding at end of period	1,521,315	1,668,410	1,723,871	1,854,969	2,027,473	2,311,580	2,496,048	2,673,888	2,863,918	3,376,759
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22
Value at end of period	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	158,938	165,135	155,007	153,566	166,912	177,067	183,661	230,569	259,285	265,111

CFI 315

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	1,996,145	2,235,626	2,453,788	2,676,901	3,002,483	2,288,873	2,509,169	2,683,423	2,950,264
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Value at end of period	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	118,643	140,810	169,571	177,139	148,889	157,852	147,525	164,565	136,160	124,065
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.12
Value at end of period	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	432,502	488,028	549,702	522,545	527,100	476,158	423,414	291,124	196,246	151,589
WANGER SELECT
Value at beginning of period	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72
Value at end of period	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90
Number of accumulation units outstanding at end of period	625,772	705,314	795,709	889,681	1,022,812	1,151,326	1,320,344	1,197,491	1,008,917	1,121,588
WANGER USA
Value at beginning of period	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55
Value at end of period	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10
Number of accumulation units outstanding at end of period	381,589	414,683	426,375	486,560	513,794	518,097	494,431	440,069	427,876	445,350
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88
Value at end of period	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21
Number of accumulation units outstanding at end of period	1,686,283	1,615,448	1,703,332	1,755,554	1,801,763	1,831,150	1,773,220	1,879,255	1,928,972	2,070,127
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79
Value at end of period	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59
Number of accumulation units outstanding at end of period	395,332	427,543	484,951	540,353	604,138	670,842	735,440	785,986	800,543	867,219
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2016)
Value at beginning of period	$11.14
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	2,601

TABLE 35
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.51	$11.91	$11.75	$13.10	$12.43	$11.14	$10.69
Value at end of period	$11.91	$11.51	$11.91	$11.75	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	71	55	125	128	149	155	183

CFI 316

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.72	$29.74	$27.48	$23.58	$21.61	$20.92	$18.90	$15.28	$22.53	$22.20
Value at end of period	$30.59	$28.72	$29.74	$27.48	$23.58	$21.61	$20.92	$18.90	$15.28	$22.53
Number of accumulation units outstanding at end of period	3,448	3,449	4,398	4,436	4,831	4,832	4,837	4,856	5,009	5,211
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$51.45	$51.75	$46.81	$36.11	$31.41	$32.63	$28.19	$21.04	$37.06	$31.91
Value at end of period	$54.87	$51.45	$51.75	$46.81	$36.11	$31.41	$32.63	$28.19	$21.04	$37.06
Number of accumulation units outstanding at end of period	3,344	3,342	3,406	3,836	4,378	4,940	4,961	4,971	5,872	6,511
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.71	$34.49	$32.12	$25.39	$21.91	$21.98	$19.33	$15.03	$26.55	$26.48
Value at end of period	$38.12	$32.71	$34.49	$32.12	$25.39	$21.91	$21.98	$19.33	$15.03	$26.55
Number of accumulation units outstanding at end of period	500	517	534	607	648	1,336	1,625	2,652	5,814	5,954
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.18	$32.29	$29.38	$21.82	$19.27	$19.47	$15.88	$12.54	$24.03	$19.17
Value at end of period	$34.02	$34.18	$32.29	$29.38	$21.82	$19.27	$19.47	$15.88	$12.54	$24.03
Number of accumulation units outstanding at end of period	888	3,052	3,086	3,146	6,374	6,488	6,490	6,684	6,672	6,650
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.47	$20.98	$23.12	$17.95	$15.05	$18.40	$16.47	$13.18	$23.76	$20.51
Value at end of period	$20.13	$21.47	$20.98	$23.12	$17.95	$15.05	$18.40	$16.47	$13.18	$23.76
Number of accumulation units outstanding at end of period	288	288	367	368	368	644	644	645	645	794
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.20	$53.23	$49.71	$35.92	$37.16
Value at end of period	$55.74	$55.20	$53.23	$49.71	$35.92
Number of accumulation units outstanding at end of period	169	178	188	197	206
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.14	$15.19	$14.23	$11.15	$9.91	$10.04	$9.28	$7.33	$10.62	$9.95
Value at end of period	$15.39	$14.14	$15.19	$14.23	$11.15	$9.91	$10.04	$9.28	$7.33	$10.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4	4	4
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2013)
Value at beginning of period	$21.18	$22.80	$20.62	$20.02
Value at end of period	$24.70	$21.18	$22.80	$20.62
Number of accumulation units outstanding at end of period	56	56	56	16
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.21	$34.27	$32.67	$28.34	$25.26	$25.92	$23.00	$19.54	$27.51	$26.39
Value at end of period	$35.36	$33.21	$34.27	$32.67	$28.34	$25.26	$25.92	$23.00	$19.54	$27.51
Number of accumulation units outstanding at end of period	1,410	1,407	1,542	1,542	1,538	1,699	1,705	1,720	2,225	2,230
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.78	$13.53	$13.64	$14.39	$13.51	$13.19	$11.53	$9.60	$11.51	$10.71
Value at end of period	$13.42	$12.78	$13.53	$13.64	$14.39	$13.51	$13.19	$11.53	$9.60	$11.51
Number of accumulation units outstanding at end of period	836	883	929	1,773	1,819	2,061	2,096	2,133	2,186	2,167
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.33	$10.01
Value at end of period	$9.77	$9.33
Number of accumulation units outstanding at end of period	772	773
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.68	$13.85	$14.02	$14.20	$14.38	$14.55	$14.70	$14.84	$14.64	$14.10
Value at end of period	$13.53	$13.68	$13.85	$14.02	$14.20	$14.38	$14.55	$14.70	$14.84	$14.64
Number of accumulation units outstanding at end of period	0	1,187	1,389	1,390	1,391	1,395	3,292	5,817	8,306	4,749

CFI 317

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$33.31	$34.22	$31.30	$24.26	$21.22	$21.54	$19.11	$14.86	$24.13	$22.75
Value at end of period	$36.11	$33.31	$34.22	$31.30	$24.26	$21.22	$21.54	$19.11	$14.86	$24.13
Number of accumulation units outstanding at end of period	15,086	15,112	16,017	16,755	12,258	13,641	13,902	14,411	16,274	21,870
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.48	$31.62	$28.12	$21.42	$18.95	$19.21	$17.07	$14.03	$22.63	$21.82
Value at end of period	$34.28	$31.48	$31.62	$28.12	$21.42	$18.95	$19.21	$17.07	$14.03	$22.63
Number of accumulation units outstanding at end of period	1,061	1,954	1,980	2,005	2,273	2,275	3,436	3,438	3,440	3,534
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.45	$36.55	$33.78	$25.42	$21.88	$22.41	$18.61	$14.31	$23.21	$22.28
Value at end of period	$41.36	$35.45	$36.55	$33.78	$25.42	$21.88	$22.41	$18.61	$14.31	$23.21
Number of accumulation units outstanding at end of period	3	248	248	248	248	248	447	572	572	1,090
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.32	$25.45	$24.44	$17.34	$15.63	$15.94	$13.14	$10.66	$16.25	$17.55
Value at end of period	$30.58	$24.32	$25.45	$24.44	$17.34	$15.63	$15.94	$13.14	$10.66	$16.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	366	596	596	761
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.18	$24.34	$23.11	$23.43	$21.69	$20.42	$18.83	$17.09	$18.91	$18.06
Value at end of period	$24.91	$24.18	$24.34	$23.11	$23.43	$21.69	$20.42	$18.83	$17.09	$18.91
Number of accumulation units outstanding at end of period	4,785	4,981	4,591	4,554	4,533	4,485	4,442	5,796	7,996	8,443
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.82	$9.01	$9.70	$8.09	$6.90	$7.96	$7.47	$6.88
Value at end of period	$8.78	$8.82	$9.01	$9.70	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	1,069	17	17	17	17	17	17	17
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.52	$12.00	$10.29	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.52	$12.00	$10.29
Number of accumulation units outstanding at end of period	5,797	5,853	6,500	6,198	6,324	6,401
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.65	$13.41	$12.34	$9.55	$8.43	$8.25	$6.99	$6.29	$9.11	$9.34
Value at end of period	$14.23	$12.65	$13.41	$12.34	$9.55	$8.43	$8.25	$6.99	$6.29	$9.11
Number of accumulation units outstanding at end of period	1,073	1,073	1,074	2,916	2,916	2,917	1,841	6,657	4,887	8,042
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.25	$15.50	$13.61	$10.55	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Value at end of period	$16.39	$15.25	$15.50	$13.61	$10.55	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	0	0	0	0	438	438	439	439	439	439
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$13.87
Value at end of period	$16.65
Number of accumulation units outstanding at end of period	1,769
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$14.28
Value at end of period	$17.96
Number of accumulation units outstanding at end of period	573

CFI 318

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.78	$17.14	$16.44	$11.97	$10.52	$10.57	$8.09	$6.25	$9.66	$8.89
Value at end of period	$18.79	$16.78	$17.14	$16.44	$11.97	$10.52	$10.57	$8.09	$6.25	$9.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	126	126	126
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.82	$47.78	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83
Value at end of period	$57.55	$46.82	$47.78	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11
Number of accumulation units outstanding at end of period	14	14	14	359	359	359	359	359	14	160
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.46	$26.09	$24.79	$20.51	$18.06	$18.84	$16.88	$13.65	$21.61	$20.84
Value at end of period	$26.88	$25.46	$26.09	$24.79	$20.51	$18.06	$18.84	$16.88	$13.65	$21.61
Number of accumulation units outstanding at end of period	222	160	160	160	118	62	9	9	9	9
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$24.36	$24.81	$23.55	$20.45	$18.23	$18.57	$16.79	$13.95	$19.31
Value at end of period	$25.66	$24.36	$24.81	$23.55	$20.45	$18.23	$18.57	$16.79	$13.95
Number of accumulation units outstanding at end of period	365	365	365	365	366	366	365	365	365
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$21.03	$21.65	$20.68	$15.39	$13.60	$15.46	$12.20	$8.51
Value at end of period	$23.21	$21.03	$21.65	$20.68	$15.39	$13.60	$15.46	$12.20
Number of accumulation units outstanding at end of period	0	0	0	731	731	731	731	731
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.27	$17.86	$16.60	$13.45	$12.08	$12.36	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.66	$17.27	$17.86	$16.60	$13.45	$12.08	$12.36	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	42	1,053	1,595	1,596	1,809	4,123	8,583	8,819	14,126	14,406
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.43	$20.96	$21.03	$22.60	$19.21	$23.80	$20.04	$11.83	$24.58	$17.97
Value at end of period	$19.44	$17.43	$20.96	$21.03	$22.60	$19.21	$23.80	$20.04	$11.83	$24.58
Number of accumulation units outstanding at end of period	143	143	143	143	99	47	0	0	29	29
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$29.29	$30.58	$26.93	$20.74	$17.50	$17.40	$14.33	$10.90
Value at end of period	$33.17	$29.29	$30.58	$26.93	$20.74	$17.50	$17.40	$14.33
Number of accumulation units outstanding at end of period	0	0	0	388	388	388	388	388
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.91	$18.39	$18.20	$14.50	$12.07	$13.30	$11.60	$8.42	$14.28	$13.57
Value at end of period	$18.72	$18.91	$18.39	$18.20	$14.50	$12.07	$13.30	$11.60	$8.42	$14.28
Number of accumulation units outstanding at end of period	8,480	8,516	9,624	9,887	10,664	11,376	12,578	12,631	15,356	16,168
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.45	$18.53	$18.70	$16.86	$14.69	$14.98	$13.04
Value at end of period	$19.70	$17.45	$18.53	$18.70	$16.86	$14.69	$14.98
Number of accumulation units outstanding at end of period	52	40	104	109	129	133	157
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.58	$20.77	$18.76	$15.54	$13.75	$13.53	$12.02	$9.13	$12.76	$12.38
Value at end of period	$23.03	$21.58	$20.77	$18.76	$15.54	$13.75	$13.53	$12.02	$9.13	$12.76
Number of accumulation units outstanding at end of period	1,926	1,927	1,927	1,927	1,928	1,928	2,314	2,555	2,594	3,557
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.32	$22.16	$20.07	$15.03	$13.11	$13.79	$10.86	$7.51	$13.38	$11.95
Value at end of period	$23.68	$22.32	$22.16	$20.07	$15.03	$13.11	$13.79	$10.86	$7.51	$13.38
Number of accumulation units outstanding at end of period	10,801	10,839	10,873	10,908	10,939	11,971	13,318	15,069	15,263	15,273

CFI 319

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.37	$23.24	$21.91	$17.10	$14.77	$15.09	$13.30	$10.77	$16.96	$16.67
Value at end of period	$25.06	$21.37	$23.24	$21.91	$17.10	$14.77	$15.09	$13.30	$10.77	$16.96
Number of accumulation units outstanding at end of period	52	52	52	15	0	0	0	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$45.69	$41.76	$38.91	$28.29	$24.10	$24.66	$21.37	$15.14	$26.53	$24.45
Value at end of period	$45.81	$45.69	$41.76	$38.91	$28.29	$24.10	$24.66	$21.37	$15.14	$26.53
Number of accumulation units outstanding at end of period	1,640	1,622	1,621	1,429	1,526	1,582	1,574	1,564	1,803	2,659
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.85	$10.68	$8.99	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.46	$9.41	$9.85	$10.68	$8.99	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	12,663	14,723	17,061	17,239	20,407	22,868	25,222	25,250	26,257
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.72	$12.84	$13.37	$10.37	$8.62	$9.26	$8.70	$6.66	$11.18	$11.20
Value at end of period	$12.83	$11.72	$12.84	$13.37	$10.37	$8.62	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	1,070	1,070	1,070	1,071	1,071	1,071	1,071	1,072	1,072	1,073

TABLE 36
FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.52	$20.31	$19.66	$14.80	$13.06	$14.07
Value at end of period	$20.64	$20.52	$20.31	$19.66	$14.80	$13.06
Number of accumulation units outstanding at end of period	4	73	23	2	6	2
AMANA GROWTH FUND (INVESTOR CLASS)
Value at beginning of period	$19.87	$20.23	$18.00	$14.86	$13.55
Value at end of period	$21.08	$19.87	$20.23	$18.00	$14.86
Number of accumulation units outstanding at end of period	59	48	37	24	9
AMANA INCOME FUND (INVESTOR CLASS)
Value at beginning of period	$19.01	$19.85	$18.45	$14.42	$13.34
Value at end of period	$20.50	$19.01	$19.85	$18.45	$14.42
Number of accumulation units outstanding at end of period	77	62	48	461	398
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.40	$11.81	$11.67	$13.02	$12.38	$11.06
Value at end of period	$11.77	$11.40	$11.81	$11.67	$13.02	$12.38
Number of accumulation units outstanding at end of period	589	618	580	450	214	209
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A
SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.04	$10.32
Value at end of period	$9.30	$10.04
Number of accumulation units outstanding at end of period	47	47

CFI 320

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.59	$23.52	$22.42	$17.06	$15.29	$15.99
Value at end of period	$26.04	$21.59	$23.52	$22.42	$17.06	$15.29
Number of accumulation units outstanding at end of period	238	295	242	210	137	123
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.44	$32.60	$30.17	$25.93	$23.80	$23.08	$20.88	$16.90	$24.96	$24.64
Value at end of period	$33.44	$31.44	$32.60	$30.17	$25.93	$23.80	$23.08	$20.88	$16.90	$24.96
Number of accumulation units outstanding at end of period	287	282	275	309	302	294	284	497	486	438
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2015)
Value at beginning of period	$14.56	$13.59
Value at end of period	$15.16	$14.56
Number of accumulation units outstanding at end of period	6	3
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.32	$15.31	$13.87	$10.41	$9.06	$9.60	$8.93
Value at end of period	$16.09	$14.32	$15.31	$13.87	$10.41	$9.06	$9.60
Number of accumulation units outstanding at end of period	71	61	46	37	27	14	2
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.56	$18.98	$19.78	$16.69	$14.20	$16.67	$15.45	$11.27	$19.22	$16.40
Value at end of period	$18.43	$18.56	$18.98	$19.78	$16.69	$14.20	$16.67	$15.45	$11.27	$19.22
Number of accumulation units outstanding at end of period	650	536	2,408	2,714	2,517	2,136	3,419	2,500	2,530	2,134
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$49.87	$50.25	$45.52	$35.17	$30.64	$31.88	$27.58	$20.61	$36.36	$31.37
Value at end of period	$53.11	$49.87	$50.25	$45.52	$35.17	$30.64	$31.88	$27.58	$20.61	$36.36
Number of accumulation units outstanding at end of period	1,156	2,157	2,030	2,017	1,792	1,554	1,895	2,305	2,826	1,724
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.71	$33.49	$31.24	$24.72	$21.37	$21.47	$18.91	$14.73	$26.05	$26.02
Value at end of period	$36.90	$31.71	$33.49	$31.24	$24.72	$21.37	$21.47	$18.91	$14.73	$26.05
Number of accumulation units outstanding at end of period	1,155	2,461	2,426	2,394	2,794	2,601	2,454	2,821	2,361	1,900
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.13	$31.35	$28.57	$21.25	$18.79	$19.02	$15.54	$12.28	$23.58	$18.84
Value at end of period	$32.93	$33.13	$31.35	$28.57	$21.25	$18.79	$19.02	$15.54	$12.28	$23.58
Number of accumulation units outstanding at end of period	270	298	298	298	298	298	400	134	939	942
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.81	$20.37	$22.48	$17.48	$14.68	$17.97	$16.12	$12.92	$23.31	$20.16
Value at end of period	$19.48	$20.81	$20.37	$22.48	$17.48	$14.68	$17.97	$16.12	$12.92	$23.31
Number of accumulation units outstanding at end of period	1,356	1,281	1,243	1,176	1,034	957	824	777	723	602
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.95	$27.32	$27.56	$20.51	$17.57	$18.52	$14.65	$11.50	$17.42	$18.10
Value at end of period	$32.03	$24.95	$27.32	$27.56	$20.51	$17.57	$18.52	$14.65	$11.50	$17.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	55	368	359	272
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.26	$13.99	$13.03	$10.05	$8.71	$9.00	$8.01	$7.86
Value at end of period	$15.81	$14.26	$13.99	$13.03	$10.05	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	495	468	327	217	143	0	0	509

CFI 321

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.93	$17.95	$17.42	$13.68	$12.57	$13.59	$12.25	$11.91
Value at end of period	$18.70	$16.93	$17.95	$17.42	$13.68	$12.57	$13.59	$12.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	252
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.33	$11.44
Value at end of period	$10.37	$10.33
Number of accumulation units outstanding at end of period	44	44
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$9.99
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	48
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during November 2014)
Value at beginning of period	$9.97	$10.12	$10.07
Value at end of period	$10.06	$9.97	$10.12
Number of accumulation units outstanding at end of period	64	24	13
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.01	$16.33	$15.02	$11.04	$10.11	$11.08
Value at end of period	$17.35	$16.01	$16.33	$15.02	$11.04	$10.11
Number of accumulation units outstanding at end of period	18	41	27	11	139	80
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.15	$21.33	$20.97	$16.77	$14.08	$15.47	$13.91	$10.27	$16.75	$16.55
Value at end of period	$22.24	$22.15	$21.33	$20.97	$16.77	$14.08	$15.47	$13.91	$10.27	$16.75
Number of accumulation units outstanding at end of period	160	174	135	481	422	0	0	208	208	208
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$60.97	$71.95	$76.66	$71.75	$60.22	$74.57	$59.56	$33.24	$64.86	$49.15
Value at end of period	$64.26	$60.97	$71.95	$76.66	$71.75	$60.22	$74.57	$59.56	$33.24	$64.86
Number of accumulation units outstanding at end of period	170	160	121	101	83	59	439	196	276	155
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.84	$22.46	$20.35	$14.64	$12.58	$13.05	$10.73	$7.93	$12.93	$14.01
Value at end of period	$24.26	$20.84	$22.46	$20.35	$14.64	$12.58	$13.05	$10.73	$7.93	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,370	592	618	26
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.73	$15.02	$14.10	$12.30	$11.21	$11.58	$10.49	$8.77	$12.84	$11.90
Value at end of period	$15.37	$14.73	$15.02	$14.10	$12.30	$11.21	$11.58	$10.49	$8.77	$12.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	260	260	260	260
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$5.37	$7.00
Value at end of period	$6.06	$5.37
Number of accumulation units outstanding at end of period	30	11

CFI 322

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$13.80	$14.39	$14.15	$15.81	$14.75	$13.39	$13.00
Value at end of period	$14.32	$13.80	$14.39	$14.15	$15.81	$14.75	$13.39
Number of accumulation units outstanding at end of period	10,381	8,684	7,040	5,631	3,855	2,030	452
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$5.98	$7.17	$8.31	$8.60	$7.79	$8.46
Value at end of period	$6.27	$5.98	$7.17	$8.31	$8.60	$7.79
Number of accumulation units outstanding at end of period	127	122	60	54	34	9
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.03	$16.93	$17.15	$15.53	$13.57	$14.00	$12.02	$7.60	$11.93	$11.43
Value at end of period	$18.06	$16.03	$16.93	$17.15	$15.53	$13.57	$14.00	$12.02	$7.60	$11.93
Number of accumulation units outstanding at end of period	438	415	391	328	189	174	835	822	132	130
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2015)
Value at beginning of period	$13.38	$14.59
Value at end of period	$13.95	$13.38
Number of accumulation units outstanding at end of period	30	27
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.37	$20.51	$20.48	$20.32	$17.80	$18.49	$16.64	$14.20	$13.55	$12.40
Value at end of period	$20.28	$19.37	$20.51	$20.48	$20.32	$17.80	$18.49	$16.64	$14.20	$13.55
Number of accumulation units outstanding at end of period	800	734	576	729	520	166	3,402	19,362	19,443	18,387
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.13	$20.34	$18.89	$14.31	$12.04	$12.84	$11.59	$8.74	$14.55	$13.31
Value at end of period	$22.59	$21.13	$20.34	$18.89	$14.31	$12.04	$12.84	$11.59	$8.74	$14.55
Number of accumulation units outstanding at end of period	224	224	2,612	2,611	3,342	3,297	7,189	4,614	5,571	4,467
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.74	$35.90	$34.28	$29.79	$26.59	$27.33	$24.29	$20.66	$29.14	$28.00
Value at end of period	$36.94	$34.74	$35.90	$34.28	$29.79	$26.59	$27.33	$24.29	$20.66	$29.14
Number of accumulation units outstanding at end of period	73	97	169	162	696	673	656	629	660	431
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$9.04
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	24
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.57	$13.33	$13.46	$14.22	$13.37	$13.07	$11.44	$9.54	$11.46	$10.68
Value at end of period	$13.18	$12.57	$13.33	$13.46	$14.22	$13.37	$13.07	$11.44	$9.54	$11.46
Number of accumulation units outstanding at end of period	1,214	1,166	1,126	1,090	1,055	1,020	1,982	2,340	2,325	2,148
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.31	$10.01
Value at end of period	$9.74	$9.31
Number of accumulation units outstanding at end of period	75	69
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$9.50
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	24

CFI 323

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.75	$13.94	$14.14	$14.34	$14.54	$14.74	$14.91	$15.08	$14.89	$14.36
Value at end of period	$13.58	$13.75	$13.94	$14.14	$14.34	$14.54	$14.74	$14.91	$15.08	$14.89
Number of accumulation units outstanding at end of period	286	242	201	222	297	14,737	14,593	16,602	24,448	8,063
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$34.88	$35.88	$32.87	$25.51	$22.35	$22.73	$20.20	$15.73	$25.57	$24.15
Value at end of period	$37.75	$34.88	$35.88	$32.87	$25.51	$22.35	$22.73	$20.20	$15.73	$25.57
Number of accumulation units outstanding at end of period	943	928	3,396	3,191	1,043	968	949	789	1,052	929
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.57	$30.75	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48
Value at end of period	$33.24	$30.57	$30.75	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24
Number of accumulation units outstanding at end of period	57	51	51	51	51	51	16,488	74	78	94
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.51	$35.63	$32.99	$24.86	$21.42	$21.98	$18.29	$14.08	$22.87	$21.99
Value at end of period	$40.20	$34.51	$35.63	$32.99	$24.86	$21.42	$21.98	$18.29	$14.08	$22.87
Number of accumulation units outstanding at end of period	479	501	498	497	490	485	2,188	1,555	2,174	1,266
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.67	$24.81	$23.86	$16.96	$15.30	$15.64	$12.91	$10.49	$16.01	$17.32
Value at end of period	$29.72	$23.67	$24.81	$23.86	$16.96	$15.30	$15.64	$12.91	$10.49	$16.01
Number of accumulation units outstanding at end of period	3,985	3,734	3,504	3,243	2,960	2,670	2,362	2,016	1,558	1,178
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.86	$26.07	$24.78	$25.17	$23.33	$22.00	$20.32	$18.47	$20.47	$19.58
Value at end of period	$26.60	$25.86	$26.07	$24.78	$25.17	$23.33	$22.00	$20.32	$18.47	$20.47
Number of accumulation units outstanding at end of period	416	443	367	331	331	331	3,407	1,065	1,186	564
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$8.72	$9.30
Value at end of period	$8.67	$8.72
Number of accumulation units outstanding at end of period	18	1
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.15	$17.31	$15.45	$11.97	$10.28	$10.31
Value at end of period	$18.61	$18.15	$17.31	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	2,131	2,130	7,417	4,503	5,347	5,222
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.47	$13.24	$12.19	$9.45	$8.36	$8.33
Value at end of period	$14.00	$12.47	$13.24	$12.19	$9.45	$8.36
Number of accumulation units outstanding at end of period	332	370	340	336	261	260
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.71	$24.93	$23.23	$17.85	$15.85
Value at end of period	$26.13	$24.71	$24.93	$23.23	$17.85
Number of accumulation units outstanding at end of period	819	800	739	1,192	546
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2011)
Value at beginning of period	$24.88	$23.45	$21.03	$16.16	$14.31	$14.75
Value at end of period	$26.14	$24.88	$23.45	$21.03	$16.16	$14.31
Number of accumulation units outstanding at end of period	845	525	346	588	439	4

CFI 324

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$19.97	$21.05	$20.00
Value at end of period	$22.71	$19.97	$21.05
Number of accumulation units outstanding at end of period	315	86	17
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.59	$16.57	$16.02	$11.71	$10.23	$8.97
Value at end of period	$18.62	$15.59	$16.57	$16.02	$11.71	$10.23
Number of accumulation units outstanding at end of period	452	351	267	726	709	70
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.41	$16.80	$16.13	$11.76	$10.36	$10.42	$7.98	$6.18	$9.56	$8.81
Value at end of period	$18.35	$16.41	$16.80	$16.13	$11.76	$10.36	$10.42	$7.98	$6.18	$9.56
Number of accumulation units outstanding at end of period	0	68	68	68	68	68	68	68	68	68
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.50	$46.51	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43
Value at end of period	$55.85	$45.50	$46.51	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63
Number of accumulation units outstanding at end of period	226	211	198	185	171	154	225	204	220	194
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.23	$14.45	$13.88	$12.10	$10.82	$11.32	$10.09	$8.14	$12.48	$12.63
Value at end of period	$14.86	$14.23	$14.45	$13.88	$12.10	$10.82	$11.32	$10.09	$8.14	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,032	1,458	1,834	1,593
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.85	$15.13	$14.52	$12.24	$10.78	$11.47	$9.96
Value at end of period	$15.55	$14.85	$15.13	$14.52	$12.24	$10.78	$11.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	773
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.91	$12.13	$11.57	$10.15	$9.05	$9.73
Value at end of period	$12.48	$11.91	$12.13	$11.57	$10.15	$9.05
Number of accumulation units outstanding at end of period	16	13	8	3	9	3
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2016)
Value at beginning of period	$11.54
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	10
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$23.68	$22.53	$20.38	$18.40	$18.34	$16.74	$14.41	$19.12	$18.33
Value at end of period	$24.28	$23.30	$23.68	$22.53	$20.38	$18.40	$18.34	$16.74	$14.41	$19.12
Number of accumulation units outstanding at end of period	213	364	404	374	344	310	270	221	164	192
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.68	$25.33	$24.11	$19.98	$17.62	$18.41	$16.51	$13.37	$21.21	$20.48
Value at end of period	$26.02	$24.68	$25.33	$24.11	$19.98	$17.62	$18.41	$16.51	$13.37	$21.21
Number of accumulation units outstanding at end of period	1,923	2,386	2,359	2,017	1,898	1,623	1,361	1,076	726	561
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.62	$24.09	$22.90	$19.92	$17.78	$18.14	$16.42	$13.67	$19.94	$19.18
Value at end of period	$24.83	$23.62	$24.09	$22.90	$19.92	$17.78	$18.14	$16.42	$13.67	$19.94
Number of accumulation units outstanding at end of period	2,978	2,664	2,318	1,913	1,738	1,409	1,181	978	733	530

CFI 325

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.91	$11.97
Value at end of period	$12.02	$11.91
Number of accumulation units outstanding at end of period	30	11
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.57	$27.42	$24.73	$19.09	$16.64	$17.43	$14.49	$10.83	$14.95	$15.62
Value at end of period	$32.50	$26.57	$27.42	$24.73	$19.09	$16.64	$17.43	$14.49	$10.83	$14.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	108	108	108	400
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.19	$13.57	$12.07	$11.78	$9.47	$10.13	$8.83	$6.70	$9.74
Value at end of period	$13.13	$13.19	$13.57	$12.07	$11.78	$9.47	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	31	31	31	31	31	31	211	211	211
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.43	$16.19	$12.64	$12.56	$11.03	$10.21	$8.09	$6.04	$9.96	$12.28
Value at end of period	$16.89	$16.43	$16.19	$12.64	$12.56	$11.03	$10.21	$8.09	$6.04	$9.96
Number of accumulation units outstanding at end of period	75	127	82	290	248	7	2,123	680	730	50
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$9.94
Value at end of period	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21
Number of accumulation units outstanding at end of period	0	1	0	0	0	0	0	756	757	756
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.53	$19.99	$18.58	$13.96	$11.93	$12.36	$10.88	$8.59	$13.71	$14.23
Value at end of period	$21.53	$18.53	$19.99	$18.58	$13.96	$11.93	$12.36	$10.88	$8.59	$13.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	233	333	333	333
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.99	$17.59	$16.37	$13.29	$11.95	$12.25	$11.06	$9.15	$12.11	$11.86
Value at end of period	$19.31	$16.99	$17.59	$16.37	$13.29	$11.95	$12.25	$11.06	$9.15	$12.11
Number of accumulation units outstanding at end of period	1,287	3,682	3,690	3,622	3,579	3,288	3,135	3,491	3,159	2,538
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.60	$18.12	$17.96	$14.33	$11.94	$13.18	$11.52	$8.37	$14.22	$13.53
Value at end of period	$18.38	$18.60	$18.12	$17.96	$14.33	$11.94	$13.18	$11.52	$8.37	$14.22
Number of accumulation units outstanding at end of period	581	681	766	772	766	766	2,097	2,118	2,634	1,949
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.20	$18.29	$18.48	$16.69	$14.56	$14.88	$12.68	$11.20
Value at end of period	$19.38	$17.20	$18.29	$18.48	$16.69	$14.56	$14.88	$12.68
Number of accumulation units outstanding at end of period	148	128	108	95	82	0	2,143	2,143
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.24	$20.47	$18.51	$15.36	$13.61	$13.41	$11.93	$9.08	$12.71	$12.35
Value at end of period	$22.63	$21.24	$20.47	$18.51	$15.36	$13.61	$13.41	$11.93	$9.08	$12.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,965	2,456	3,476	1,156
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.96	$21.83	$19.80	$14.85	$12.97	$13.66	$10.78	$7.47	$13.32	$11.92
Value at end of period	$23.26	$21.96	$21.83	$19.80	$14.85	$12.97	$13.66	$10.78	$7.47	$13.32
Number of accumulation units outstanding at end of period	1,644	1,581	1,520	1,450	1,371	1,276	1,245	1,269	1,926	1,793
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.96	$22.83	$21.55	$16.85	$14.58	$14.92	$13.16	$10.68	$16.84	$16.58
Value at end of period	$24.55	$20.96	$22.83	$21.55	$16.85	$14.58	$14.92	$13.16	$10.68	$16.84
Number of accumulation units outstanding at end of period	247	250	243	218	138	132	0	0	0	271

CFI 326

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$44.30	$40.54	$37.83	$27.55	$23.50	$24.09	$20.91	$14.83	$26.03	$24.03
Value at end of period	$44.34	$44.30	$40.54	$37.83	$27.55	$23.50	$24.09	$20.91	$14.83	$26.03
Number of accumulation units outstanding at end of period	2,181	2,273	2,075	1,871	1,655	1,556	1,773	1,637	1,629	1,773
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.30	$9.75	$10.59	$8.93	$7.62	$8.78	$8.18	$6.28	$10.20
Value at end of period	$9.34	$9.30	$9.75	$10.59	$8.93	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	842	842	843	851	1,999	1,924	1,854	1,718	1,445
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.55	$12.67	$13.22	$10.26	$8.55	$9.19	$8.65	$8.59
Value at end of period	$12.63	$11.55	$12.67	$13.22	$10.26	$8.55	$9.19	$8.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	664
WANGER INTERNATIONAL
Value at beginning of period	$11.57	$11.72	$12.43	$10.31	$8.60
Value at end of period	$11.24	$11.57	$11.72	$12.43	$10.31
Number of accumulation units outstanding at end of period	35	15	11	7	3
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$20.52	$20.76	$20.42	$15.39	$13.17	$16.23	$13.01	$7.94	$15.80	$16.85
Value at end of period	$22.94	$20.52	$20.76	$20.42	$15.39	$13.17	$16.23	$13.01	$7.94	$15.80
Number of accumulation units outstanding at end of period	20	20	20	20	20	20	153	123	26	83
WANGER USA
(Funds were first received in this option during June 2007)
Value at beginning of period	$21.38	$21.81	$21.11	$16.01	$13.53	$14.22	$11.69	$8.34	$14.02	$14.91
Value at end of period	$23.96	$21.38	$21.81	$21.11	$16.01	$13.53	$14.22	$11.69	$8.34	$14.02
Number of accumulation units outstanding at end of period	23	23	23	23	23	23	23	23	23	13
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.61	$18.92	$17.26	$13.28	$11.97	$11.35	$10.16	$8.66	$13.13	$12.82
Value at end of period	$20.80	$18.61	$18.92	$17.26	$13.28	$11.97	$11.35	$10.16	$8.66	$13.13
Number of accumulation units outstanding at end of period	530	421	2,493	2,390	2,282	2,171	2,170	2,170	3,320	2,171
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$32.53	$34.57	$32.65	$23.98	$21.44	$22.23	$18.39	$14.36	$21.34	$23.55
Value at end of period	$41.34	$32.53	$34.57	$32.65	$23.98	$21.44	$22.23	$18.39	$14.36	$21.34
Number of accumulation units outstanding at end of period	168	171	173	165	107	102	362	362	718	910

TABLE 37

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS

WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7,1997) (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93	$11.28
Value at end of period	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	1,577	1,562	1,841	1,341	1,125	910	1,140	1,349

CFI 327

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2009)
Value at beginning of period	$19.75	$20.13	$17.92	$14.81	$13.52	$13.98	$12.25	$11.88
Value at end of period	$20.94	$19.75	$20.13	$17.92	$14.81	$13.52	$13.98	$12.25
Number of accumulation units outstanding at end of period	15,696	16,820	18,346	16,438	11,726	10,347	6,551	2,063
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.90	$19.75	$18.37	$14.37	$13.31	$13.25	$11.99	$10.45
Value at end of period	$20.35	$18.90	$19.75	$18.37	$14.37	$13.31	$13.25	$11.99
Number of accumulation units outstanding at end of period	31,650	33,092	31,269	30,552	20,227	17,408	9,970	3,544
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10	$10.68	$10.44
Value at end of period	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10	$10.68
Number of accumulation units outstanding at end of period	2,718	3,849	3,398	3,195	12,333	13,052	7,487	131
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.28	$9.79
Value at end of period	$9.77	$9.28
Number of accumulation units outstanding at end of period	11,420	35
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$17.55	$18.58	$17.00	$11.93	$10.06	$11.52	$11.56
Value at end of period	$19.98	$17.55	$18.58	$17.00	$11.93	$10.06	$11.52
Number of accumulation units outstanding at end of period	6,024	5,772	3,580	2,920	689	296	155
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.26	$10.83	$11.10	$9.00	$7.29	$7.98	$7.64	$5.55	$9.00
Value at end of period	$9.13	$10.26	$10.83	$11.10	$9.00	$7.29	$7.98	$7.64	$5.55
Number of accumulation units outstanding at end of period	9,900	8,599	6,059	6,332	4,541	3,730	4,388	1,269	546
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.78	$19.00	$17.58	$12.35	$10.77	$11.69	$9.38
Value at end of period	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77	$11.69
Number of accumulation units outstanding at end of period	4,913	3,017	5,017	1,641	1,150	988	171
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during September 2015)
Value at beginning of period	$9.12	$9.06
Value at end of period	$10.36	$9.12
Number of accumulation units outstanding at end of period	2,402	36
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.04	$9.90
Value at end of period	$9.29	$10.04
Number of accumulation units outstanding at end of period	5,496	7,360
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during February 2010)
Value at beginning of period	$21.46	$23.40	$22.33	$17.00	$15.25	$15.57	$12.37
Value at end of period	$25.86	$21.46	$23.40	$22.33	$17.00	$15.25	$15.57
Number of accumulation units outstanding at end of period	2,493	1,972	2,669	4,729	1,539	1,418	990

CFI 328

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.21	$31.36	$29.04	$24.98	$22.95	$22.28	$20.17	$16.34	$24.16	$23.87
Value at end of period	$32.10	$30.21	$31.36	$29.04	$24.98	$22.95	$22.28	$20.17	$16.34	$24.16
Number of accumulation units outstanding at end of period	16,508	18,444	17,959	19,866	20,421	21,627	23,312	27,968	29,853	31,328
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.50	$14.01	$10.93	$10.76	$9.44	$10.05
Value at end of period	$15.08	$14.50	$14.01	$10.93	$10.76	$9.44
Number of accumulation units outstanding at end of period	3,162	3,926	3,005	2,130	1,549	988
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.81	$13.30	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16	$8.71
Value at end of period	$14.49	$12.81	$13.30	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	2,635	2,950	2,658	3,556	2,216	1,906	2,812	2,691	7,267
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58	$7.91	$8.05
Value at end of period	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58	$7.91
Number of accumulation units outstanding at end of period	1,352	1,259	1,521	1,445	1,367	1,502	1,005	3
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2016)
Value at beginning of period	$12.09
Value at end of period	$14.84
Number of accumulation units outstanding at end of period	883
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$18.37	$18.80	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36
Value at end of period	$18.22	$18.37	$18.80	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16
Number of accumulation units outstanding at end of period	58,265	63,132	68,355	90,298	85,325	84,793	85,363	76,605	68,762	63,232
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.84	$49.25	$44.66	$34.53	$30.11	$31.35	$27.15	$20.31	$35.87	$30.96
Value at end of period	$51.97	$48.84	$49.25	$44.66	$34.53	$30.11	$31.35	$27.15	$20.31	$35.87
Number of accumulation units outstanding at end of period	112,972	124,134	136,539	147,602	156,106	165,572	180,286	190,163	203,284	221,446
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.37	$33.16	$30.96	$24.52	$21.22	$21.33	$18.81	$14.66	$25.96	$25.95
Value at end of period	$36.47	$31.37	$33.16	$30.96	$24.52	$21.22	$21.33	$18.81	$14.66	$25.96
Number of accumulation units outstanding at end of period	61,252	72,745	79,741	87,331	94,233	103,018	114,005	118,618	124,935	139,984
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49
Value at end of period	$32.04	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13
Number of accumulation units outstanding at end of period	87,890	103,144	106,839	111,786	122,089	133,588	137,137	145,984	146,278	170,439
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.52	$20.10	$22.20	$17.28	$14.53	$17.80	$15.97	$12.82	$23.15	$20.03
Value at end of period	$19.19	$20.52	$20.10	$22.20	$17.28	$14.53	$17.80	$15.97	$12.82	$23.15
Number of accumulation units outstanding at end of period	18,277	17,968	19,842	21,239	20,000	26,401	29,686	28,246	26,670	35,613
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01
Value at end of period	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32
Number of accumulation units outstanding at end of period	20,063	15,081	16,516	20,333	18,570	18,194	16,691	19,558	23,020	28,684

CFI 329

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00	$6.09	$9.16
Value at end of period	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00	$6.09
Number of accumulation units outstanding at end of period	23,576	20,086	19,638	16,129	18,225	16,753	13,633	8,213	4,246
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24	$9.89
Value at end of period	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	642	1,399	1,194	1,124	379	221	618	224
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$54.69	$52.87	$49.49	$35.85	$37.15
Value at end of period	$55.10	$54.69	$52.87	$49.49	$35.85
Number of accumulation units outstanding at end of period	4,020	4,449	5,382	7,748	5,452
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77
Value at end of period	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40
Number of accumulation units outstanding at end of period	28,772	27,406	26,925	27,488	26,613	29,721	34,207	37,836	37,029	39,194
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2016)
Value at beginning of period	$9.63
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	2,827
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14	$9.40
Value at end of period	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	11,635	11,462	10,789	10,151	9,564	6,681	3,733	1,619	178
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68
Value at end of period	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54
Number of accumulation units outstanding at end of period	28,604	30,094	30,844	39,451	39,427	43,192	44,769	44,447	48,956	48,896
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.09
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	2,606
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$9.95	$10.11	$9.71
Value at end of period	$10.03	$9.95	$10.11
Number of accumulation units outstanding at end of period	9,277	5,203	1,589
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$10.68
Value at end of period	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28
Number of accumulation units outstanding at end of period	4,622	7,007	7,115	11,340	8,677	7,888	7,896	8,633	5,860	2,113
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.92	$21.13	$20.78	$16.64	$13.99	$15.37	$13.84	$10.22	$16.70	$14.62
Value at end of period	$21.99	$21.92	$21.13	$20.78	$16.64	$13.99	$15.37	$13.84	$10.22	$16.70
Number of accumulation units outstanding at end of period	20,612	14,541	12,879	13,143	13,238	12,571	11,943	10,863	10,323	6,895

CFI 330

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87
Value at end of period	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43
Number of accumulation units outstanding at end of period	14,546	18,237	20,220	20,580	19,976	20,313	24,152	22,260	21,659	26,634
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26
Value at end of period	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90
Number of accumulation units outstanding at end of period	9,013	9,271	7,357	5,423	5,968	6,543	7,913	7,392	7,287	11,562
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83
Value at end of period	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75
Number of accumulation units outstanding at end of period	15,400	16,545	16,952	29,937	31,251	33,493	32,677	30,871	26,905	18,649
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2015)
Value at beginning of period	$5.36	$6.17
Value at end of period	$6.04	$5.36
Number of accumulation units outstanding at end of period	2,511	1,319
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75
Value at end of period	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71
Number of accumulation units outstanding at end of period	21,120	24,213	24,090	28,387	51,753	47,965	42,177	41,522	32,595	13,115
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.93	$7.12	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71	$10.88
Value at end of period	$6.21	$5.93	$7.12	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	10,680	12,733	10,120	11,074	15,309	20,632	20,058	21,320	11,170	14,055
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41
Value at end of period	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89
Number of accumulation units outstanding at end of period	5,764	5,694	9,643	28,623	25,360	27,324	28,029	24,190	21,335	21,020
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23	$5.44	$9.04
Value at end of period	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23	$5.44
Number of accumulation units outstanding at end of period	8,654	5,313	5,597	8,677	5,903	4,229	1,941	626	465
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.90	$9.93
Value at end of period	$9.87	$9.90
Number of accumulation units outstanding at end of period	8,442	1,854
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37
Value at end of period	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50
Number of accumulation units outstanding at end of period	34,582	36,112	39,290	66,910	63,970	67,559	73,561	65,786	61,335	38,401
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38	$9.82	$8.68	$9.68
Value at end of period	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38	$9.82	$8.68
Number of accumulation units outstanding at end of period	3,840	3,096	3,760	5,640	4,887	2,008	1,346	693	337

CFI 331

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28
Value at end of period	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50
Number of accumulation units outstanding at end of period	80,791	82,690	90,451	95,499	99,651	100,579	89,909	78,359	75,409	79,524
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$2.36	$3.26	$3.61	$7.55	$8.72	$10.89
Value at end of period	$3.39	$2.36	$3.26	$3.61	$7.55	$8.72
Number of accumulation units outstanding at end of period	34,413	2,817	17,304	2,407	3,718	925
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.18	$35.36	$33.79	$29.39	$26.25	$27.01	$24.02	$20.45	$28.88	$27.77
Value at end of period	$36.31	$34.18	$35.36	$33.79	$29.39	$26.25	$27.01	$24.02	$20.45	$28.88
Number of accumulation units outstanding at end of period	64,769	64,806	67,179	70,931	73,729	82,734	99,920	106,516	124,977	157,458
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$9.60	$10.08
Value at end of period	$10.57	$9.60
Number of accumulation units outstanding at end of period	2,407	2,204
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67
Value at end of period	$13.04	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43
Number of accumulation units outstanding at end of period	49,228	52,725	59,378	67,488	75,950	81,726	78,240	86,140	87,074	83,459
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.31	$10.01
Value at end of period	$9.72	$9.31
Number of accumulation units outstanding at end of period	36,648	45,158
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$9.64	$10.13	$10.17
Value at end of period	$10.15	$9.64	$10.13
Number of accumulation units outstanding at end of period	327	449	2
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.94	$10.94	$10.58	$10.94	$10.80	$10.20	$10.17
Value at end of period	$10.96	$10.94	$10.94	$10.58	$10.94	$10.80	$10.20
Number of accumulation units outstanding at end of period	3,861	3,714	2,868	2,485	2,462	1,824	902
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.57	$13.78	$13.98	$14.19	$14.40	$14.62	$14.80	$14.98	$14.81	$14.30
Value at end of period	$13.40	$13.57	$13.78	$13.98	$14.19	$14.40	$14.62	$14.80	$14.98	$14.81
Number of accumulation units outstanding at end of period	82,648	89,208	81,564	82,117	93,251	96,796	103,303	119,637	160,994	133,929
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$34.28	$35.30	$32.36	$25.14	$22.05	$22.44	$19.96	$15.55	$25.32	$23.93
Value at end of period	$37.07	$34.28	$35.30	$32.36	$25.14	$22.05	$22.44	$19.96	$15.55	$25.32
Number of accumulation units outstanding at end of period	266,633	278,238	308,578	344,928	334,689	374,687	421,800	440,907	498,311	566,217
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23
Value at end of period	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38
Number of accumulation units outstanding at end of period	6,392	6,500	10,090	11,029	10,835	10,192	9,432	8,266	8,093	6,750

CFI 332

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31
Value at end of period	$32.69	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05
Number of accumulation units outstanding at end of period	53,731	56,913	62,205	78,003	86,275	96,281	103,534	111,248	116,316	130,780
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82
Value at end of period	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67
Number of accumulation units outstanding at end of period	41,205	46,314	53,737	58,711	65,994	71,485	71,979	82,993	86,517	85,361
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18
Value at end of period	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87
Number of accumulation units outstanding at end of period	26,911	29,126	31,528	42,317	47,902	51,898	52,470	52,131	49,131	53,523
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$15.30	$15.84	$15.12	$13.11
Value at end of period	$16.26	$15.30	$15.84	$15.12
Number of accumulation units outstanding at end of period	3,207	1,750	1,191	263
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.09	$25.32	$24.09	$24.49	$22.72	$21.45	$19.82	$18.04	$20.01	$19.15
Value at end of period	$25.79	$25.09	$25.32	$24.09	$24.49	$22.72	$21.45	$19.82	$18.04	$20.01
Number of accumulation units outstanding at end of period	89,095	100,330	71,923	83,502	102,067	102,526	107,633	110,310	143,536	154,627
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44	$6.86
Value at end of period	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	9,654	8,810	10,723	11,684	11,102	12,296	15,757	19,907
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.07	$17.24	$15.41	$11.94	$10.27	$10.30
Value at end of period	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	142,308	152,405	161,918	74,095	85,755	89,290
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	121,105	142,430	174,170	186,048	149,233	150,960	57,740	61,748	62,406	70,193
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77
Value at end of period	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57
Number of accumulation units outstanding at end of period	28,300	27,780	27,009	29,039	17,479	13,004	9,145	9,316	9,470	4,593
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$14.90	$15.18	$13.36	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78
Value at end of period	$15.97	$14.90	$15.18	$13.36	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18
Number of accumulation units outstanding at end of period	11,817	10,668	12,730	6,732	6,831	7,384	9,689	10,260	10,544	10,326
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91	$12.52	$12.16
Value at end of period	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91	$12.52
Number of accumulation units outstanding at end of period	7,018	3,688	2,860	3,477	3,162	899	110	2

CFI 333

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06	$6.37
Value at end of period	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	17,076	13,515	17,008	4,206	7,245	5,920	5,960	5,295
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.85	$20.94	$18.94	$14.63	$12.81	$12.93	$11.81	$10.05
Value at end of period	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81	$12.93	$11.81
Number of accumulation units outstanding at end of period	6,218	3,930	2,262	2,580	2,413	1,623	1,722	1,701
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87	$12.80	$11.39
Value at end of period	$26.02	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87	$12.80
Number of accumulation units outstanding at end of period	2,118	2,414	2,178	1,316	2,426	1,934	736	1,522
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.75	$16.45	$14.81	$11.21	$9.72	$10.05	$8.15	$6.12
Value at end of period	$17.59	$15.75	$16.45	$14.81	$11.21	$9.72	$10.05	$8.15
Number of accumulation units outstanding at end of period	4,134	3,484	2,419	4,131	2,225	1,869	715	585
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77	$8.65	$7.01
Value at end of period	$18.48	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77	$8.65
Number of accumulation units outstanding at end of period	1,635	1,621	993	3,011	522	647	246	11
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.20	$16.59	$15.95	$11.64	$10.26	$10.33	$7.92	$6.14	$9.51	$8.77
Value at end of period	$18.10	$16.20	$16.59	$15.95	$11.64	$10.26	$10.33	$7.92	$6.14	$9.51
Number of accumulation units outstanding at end of period	13,351	9,145	6,876	12,245	10,914	9,117	4,742	4,983	5,565	6,905
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19
Value at end of period	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36
Number of accumulation units outstanding at end of period	16,803	17,068	18,929	23,222	28,463	31,065	34,664	36,207	40,305	46,498
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08
Value at end of period	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45
Number of accumulation units outstanding at end of period	107,102	92,052	88,274	82,452	72,116	71,442	60,781	53,746	40,147	25,632
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42
Value at end of period	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88
Number of accumulation units outstanding at end of period	112,345	122,238	128,209	130,141	113,612	94,888	76,983	63,080	54,863	34,808
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$10.08	$7.88	$13.29	$12.76
Value at end of period	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$10.08	$7.88	$13.29
Number of accumulation units outstanding at end of period	85,287	73,969	75,369	67,766	56,425	45,906	41,032	34,042	24,996	14,185
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.22	$15.58	$14.89	$12.24	$10.75	$11.96
Value at end of period	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75
Number of accumulation units outstanding at end of period	11,870	8,834	4,596	1,648	236	28

CFI 334

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45	$6.30
Value at end of period	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	986	746	1,067	620	240	170	99	332
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.36	$13.55	$13.00	$12.34	$11.41	$11.54	$10.69	$9.26	$11.28	$10.88
Value at end of period	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41	$11.54	$10.69	$9.26	$11.28
Number of accumulation units outstanding at end of period	29,878	34,529	403	349	581	551	526	601	1,113	1,565
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04	$7.15
Value at end of period	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	348	674	741	537	306	152	91	505
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.97	$23.37	$22.25	$20.15	$18.21	$18.16	$16.60	$14.29	$18.98	$18.21
Value at end of period	$23.92	$22.97	$23.37	$22.25	$20.15	$18.21	$18.16	$16.60	$14.29	$18.98
Number of accumulation units outstanding at end of period	7,804	6,308	6,161	6,221	8,027	9,972	13,430	13,842	16,069	20,595
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.33	$25.00	$23.81	$19.75	$17.43	$18.23	$16.37	$13.27	$21.06	$20.35
Value at end of period	$25.63	$24.33	$25.00	$23.81	$19.75	$17.43	$18.23	$16.37	$13.27	$21.06
Number of accumulation units outstanding at end of period	17,473	17,590	29,324	30,976	32,836	32,711	32,170	33,404	39,316	32,354
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.28	$23.77	$22.62	$19.69	$17.60	$17.97	$16.28	$13.56	$19.80	$19.06
Value at end of period	$24.46	$23.28	$23.77	$22.62	$19.69	$17.60	$17.97	$16.28	$13.56	$19.80
Number of accumulation units outstanding at end of period	13,489	15,702	14,655	14,139	13,591	14,411	19,331	23,002	23,548	25,398
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09	$10.61	$10.17	$9.91
Value at end of period	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09	$10.61	$10.17
Number of accumulation units outstanding at end of period	5,408	6,109	4,482	4,562	5,173	6,268	1,874	860	768
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55
Value at end of period	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88
Number of accumulation units outstanding at end of period	8,154	8,574	8,966	8,491	8,994	9,506	8,580	11,574	11,663	11,462
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25
Value at end of period	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03
Number of accumulation units outstanding at end of period	19,338	20,483	25,097	35,371	29,934	30,775	31,428	31,396	33,410	37,415
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	12,278	13,052	15,421	16,956	14,866	13,986	13,753	14,010	15,005
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Value at end of period	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95
Number of accumulation units outstanding at end of period	14,828	14,847	13,850	12,962	18,831	20,515	21,019	7,918	13,168	7,616
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.16
Value at end of period	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69
Number of accumulation units outstanding at end of period	2,624	2,828	2,608	4,026	4,708	5,038	4,800	6,219	5,787	5,562

CFI 335

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$14.66	$15.34	$14.92	$10.82	$9.62	$10.04	$8.13	$6.62	$10.19	$10.05
Value at end of period	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62	$10.04	$8.13	$6.62	$10.19
Number of accumulation units outstanding at end of period	1,473	1,151	1,302	1,578	1,285	2,067	2,333	1,784	1,567	816
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.49	$21.15	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01
Value at end of period	$22.56	$20.49	$21.15	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68
Number of accumulation units outstanding at end of period	10,335	11,223	12,371	10,892	19,081	18,696	15,967	12,568	12,794	12,307
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17
Value at end of period	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64
Number of accumulation units outstanding at end of period	14,653	14,937	20,811	24,003	23,004	24,468	28,295	27,632	29,782	30,100
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84
Value at end of period	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07
Number of accumulation units outstanding at end of period	79,533	95,841	103,478	116,005	130,192	136,364	153,796	181,973	213,576	242,607
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60
Value at end of period	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73
Number of accumulation units outstanding at end of period	10,689	11,679	12,364	11,903	11,208	10,983	11,379	13,205	13,809	17,066
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90
Value at end of period	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42
Number of accumulation units outstanding at end of period	8,019	6,559	8,156	7,830	9,146	12,896	15,543	12,656	11,172	15,240
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09
Value at end of period	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	14,737	15,346	19,066	18,502	18,217	16,975	16,002	14,720	14,274	14,325
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86	$8.66	$12.55	$12.96
Value at end of period	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86	$8.66	$12.55
Number of accumulation units outstanding at end of period	9,278	8,855	8,379	10,181	8,171	7,044	5,977	3,562	2,872	2,887
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51
Value at end of period	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18
Number of accumulation units outstanding at end of period	190,078	201,636	231,915	253,696	270,280	281,243	315,028	346,067	392,661	467,344
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.56
Value at end of period	$19.20	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	6,015	6,026	7,632	7,384	7,215	5,348	6,030	4,066	1,866	1,713
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33
Value at end of period	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68
Number of accumulation units outstanding at end of period	112,301	102,393	96,907	113,737	105,680	96,179	92,575	85,522	91,305	80,976
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90
Value at end of period	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29
Number of accumulation units outstanding at end of period	127,642	138,680	142,516	154,173	161,684	168,548	177,865	200,139	220,931	260,788
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57
Value at end of period	$25.79	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84
Number of accumulation units outstanding at end of period	18,992	20,414	20,750	21,985	21,171	23,250	22,791	22,963	17,138	15,775

CFI 336

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39
Value at end of period	$42.77	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32
Number of accumulation units outstanding at end of period	47,724	45,668	51,760	63,339	80,803	80,934	81,313	89,105	104,430	103,163
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16
Value at end of period	$14.78	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01
Number of accumulation units outstanding at end of period	4,279	6,274	5,308	5,266	4,942	5,077	5,378	5,347	4,651	14,573
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.23	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$9.26	$9.23	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	53,885	53,743	58,007	62,654	64,836	57,719	65,086	77,908	86,035
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.45	$12.57	$13.13	$10.20	$8.50	$9.15	$8.62	$6.62	$11.14	$11.04
Value at end of period	$12.51	$11.45	$12.57	$13.13	$10.20	$8.50	$9.15	$8.62	$6.62	$11.14
Number of accumulation units outstanding at end of period	8,822	9,391	10,001	10,697	8,713	8,666	8,486	10,844	1,768	1,258
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46	$10.22
Value at end of period	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	10,301	9,617	10,280	9,854	9,614	9,368	11,303	6,155	4,365	1,414
WANGER SELECT
Value at beginning of period	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62
Value at end of period	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75
Number of accumulation units outstanding at end of period	17,423	17,931	22,783	21,893	27,498	26,142	24,150	22,139	17,240	26,086
WANGER USA
Value at beginning of period	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46
Value at end of period	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97
Number of accumulation units outstanding at end of period	5,650	7,085	8,053	8,116	9,517	10,204	12,677	12,176	13,763	12,977
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79
Value at end of period	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09
Number of accumulation units outstanding at end of period	37,242	39,416	36,948	33,678	35,920	38,381	36,818	34,698	40,290	39,026
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41
Value at end of period	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20
Number of accumulation units outstanding at end of period	4,720	5,834	7,441	6,961	7,325	7,322	9,302	10,122	15,304	16,789

TABLE 38
FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46
Value at end of period	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82
Number of accumulation units outstanding at end of period	500	500	500	500	500	500	504	500	511	653

CFI 337

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64	$8.85
Value at end of period	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64
Number of accumulation units outstanding at end of period	262	263	263	263	263	264	264
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.06	$19.46	$20.24	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58
Value at end of period	$18.95	$19.06	$19.46	$20.24	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49
Number of accumulation units outstanding at end of period	1,104	1,104	1,104	1,104	1,104	1,104	604	604	604	3,426
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73
Value at end of period	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84
Number of accumulation units outstanding at end of period	8,958	10,788	11,726	11,705	13,474	13,772	15,244	18,043	17,803	30,851
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59
Value at end of period	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66
Number of accumulation units outstanding at end of period	208	621	657	692	2,368	2,403	2,469	2,551	2,552	8,432
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95
Value at end of period	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76
Number of accumulation units outstanding at end of period	305	327	351	375	399	424	1,662	2,889	2,773	4,217
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53
Value at end of period	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78
Number of accumulation units outstanding at end of period	1,036	1,035	1,036	1,036	1,036	1,036	1,700	1,750	1,750	2,052
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25
Value at end of period	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,316	2,293	2,178	3,473
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.16	$15.22	$14.25	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96
Value at end of period	$15.42	$14.16	$15.22	$14.25	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63
Number of accumulation units outstanding at end of period	247	263	280	297	313	329	2,071	2,182	2,183	4,733
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45
Value at end of period	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	367	367	367	367
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46
Value at end of period	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89
Number of accumulation units outstanding at end of period	0	0	0	422	308	152	38	417	234	89
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10
Value at end of period	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17
Number of accumulation units outstanding at end of period	0	0	0	635	460	213	383	829	606	427
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34
Value at end of period	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4	4	4

CFI 338

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88
Value at end of period	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78
Number of accumulation units outstanding at end of period	47	729	803	1,020	1,107	1,194	2,837	2,940	3,046	3,157
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.74	$21.87	$21.46	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82
Value at end of period	$22.87	$22.74	$21.87	$21.46	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99
Number of accumulation units outstanding at end of period	0	0	0	0	2,786	2,786	2,786	2,793	2,794	3,518
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65
Value at end of period	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63
Number of accumulation units outstanding at end of period	1,053	3,305	3,596	3,622	3,595	3,457	4,701	4,768	3,422	7,226
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
Value at beginning of period	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71
Value at end of period	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	918	918	919	919
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Value at end of period	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99
Number of accumulation units outstanding at end of period	0	0	0	0	0		0	0	0	3,127
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02
Value at end of period	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99
Number of accumulation units outstanding at end of period	613	665	724	780	835	888	951	1,007	1,007	2,382
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.17	$14.75	$14.49	$16.16	$15.05	$13.64	$12.78	$10.93	$11.06
Value at end of period	$14.72	$14.17	$14.75	$14.49	$16.16	$15.05	$13.64	$12.78	$10.93
Number of accumulation units outstanding at end of period	1,084	1,168	1,256	1,346	1,439	1,535	1,634	1,443	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.07	$7.26	$8.40	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73	$11.43
Value at end of period	$6.37	$6.07	$7.26	$8.40	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,023	1,065	1,041	1,080	1,112	1,112	1,112	1,113	1,417	4,587
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.89	$21.03	$20.96	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53
Value at end of period	$20.86	$19.89	$21.03	$20.96	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74
Number of accumulation units outstanding at end of period	2,383	2,468	2,566	2,658	2,747	2,835	3,151	4,221	4,982	4,054
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$21.70	$20.86	$19.33	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45
Value at end of period	$23.24	$21.70	$20.86	$19.33	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75
Number of accumulation units outstanding at end of period	7,388	7,621	10,539	10,763	11,123	11,202	15,222	27,640	27,173	28,437
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during September 2012)
Value at beginning of period	$2.38	$3.29	$3.64	$7.58	$8.86
Value at end of period	$3.44	$2.38	$3.29	$3.64	$7.58
Number of accumulation units outstanding at end of period	0	0	0	0	513
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$37.52	$38.62	$36.72	$31.78	$28.25	$28.91	$25.59	$21.68	$30.46	$29.14
Value at end of period	$40.06	$37.52	$38.62	$36.72	$31.78	$28.25	$28.91	$25.59	$21.68	$30.46
Number of accumulation units outstanding at end of period	26,120	28,682	31,677	34,645	40,715	43,541	51,698	67,836	95,222	117,538

CFI 339

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72
Value at end of period	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51
Number of accumulation units outstanding at end of period	2,572	2,681	2,802	2,919	4,478	4,590	4,718	16,991	16,996	21,137
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.33	$10.01
Value at end of period	$9.77	$9.33
Number of accumulation units outstanding at end of period	2,770	2,822
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65
Value at end of period	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21
Number of accumulation units outstanding at end of period	42,710	50,120	53,335	67,285	73,577	82,052	100,940	132,438	133,856	158,695
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$37.63	$38.55	$35.17	$27.19	$23.72	$24.02	$21.26	$16.49	$26.70	$25.11
Value at end of period	$40.89	$37.63	$38.55	$35.17	$27.19	$23.72	$24.02	$21.26	$16.49	$26.70
Number of accumulation units outstanding at end of period	509,635	559,119	612,254	716,898	793,972	912,331	1,036,940	1,184,071	1,284,630	1,576,693
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.79
Value at end of period	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	341	341
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.12	$32.22	$28.63	$21.78	$19.25	$19.49	$17.30	$14.21	$22.89	$22.05
Value at end of period	$35.02	$32.12	$32.22	$28.63	$21.78	$19.25	$19.49	$17.30	$14.21	$22.89
Number of accumulation units outstanding at end of period	4,314	5,364	5,681	8,814	8,938	13,729	14,573	22,769	21,308	37,224
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30
Value at end of period	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23
Number of accumulation units outstanding at end of period	0	766	732	1,109	1,067	1,324	1,250	4,811	4,592	6,975
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56
Value at end of period	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26
Number of accumulation units outstanding at end of period	0	71	71	71	71	71	71	71	358	2,129
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.04	$27.17	$25.76	$26.07	$24.10	$22.66	$20.85	$18.90	$20.88	$19.91
Value at end of period	$27.90	$27.04	$27.17	$25.76	$26.07	$24.10	$22.66	$20.85	$18.90	$20.88
Number of accumulation units outstanding at end of period	38,453	47,033	51,350	55,236	70,472	87,055	102,133	110,735	112,092	125,893
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$6.97
Value at end of period	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Number of accumulation units outstanding at end of period	276	276	276	276	276	276	276
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	6,907	7,704	4,061	3,062	3,062	3,061

CFI 340

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	413	3,312	3,363	999	922	830	2,006	24,554	23,483	23,505
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$25.28	$25.47	$23.70	$18.18	$16.12	$15.98
Value at end of period	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	1,392	1,597	1,859	1,968	761	837
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$16.41	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	132	0	2,399	2,349	2,204
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2010)
Value at beginning of period	$25.21	$23.73	$21.24	$16.29	$14.41	$14.00	$11.66
Value at end of period	$26.54	$25.21	$23.73	$21.24	$16.29	$14.41	$14.00
Number of accumulation units outstanding at end of period	834	1,027	1,273	1,375	345	345	345
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$20.24	$21.30	$19.58
Value at end of period	$23.05	$20.24	$21.30
Number of accumulation units outstanding at end of period	169	236	321
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.21	$25.73	$23.45	$17.60	$15.43	$15.97	$12.84	$11.41
Value at end of period	$26.59	$25.21	$25.73	$23.45	$17.60	$15.43	$15.97	$12.84
Number of accumulation units outstanding at end of period	0	2,437	2,595	2,749	3,031	3,031	3,238	3,357
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86
Value at end of period	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	147	1,828	2,037	2,082	2,200	2,176	2,753	4,114	3,985	3,933
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13
Value at end of period	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	122
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.69	$25.98	$24.58	$22.13	$19.88	$19.71	$17.90	$15.33	$20.23	$19.30
Value at end of period	$26.91	$25.69	$25.98	$24.58	$22.13	$19.88	$19.71	$17.90	$15.33	$20.23
Number of accumulation units outstanding at end of period	7,001	8,184	8,835	9,489	10,136	10,814	11,513	12,250	12,347	11,771
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.80
Value at end of period	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Number of accumulation units outstanding at end of period	379	379	380	380	380	380	381
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74
Value at end of period	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09
Number of accumulation units outstanding at end of period	2,250	2,891	2,961	3,165	3,247	3,329	3,417	3,513	3,614	5,097

CFI 341

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46
Value at end of period	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29
Number of accumulation units outstanding at end of period	1,181	1,181	1,181	1,181	735	534	534	3,059	2,886	3,079
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	284	284	285	285	285	1,553	1,552	1,552	1,552
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Value at end of period	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	14	2,030
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42
Value at end of period	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01
Number of accumulation units outstanding at end of period	5	72	79	101	109	1,098	1,183	1,278	1,374	1,477
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.02	$15.67	$15.21	$11.82
Value at end of period	$18.35	$15.02	$15.67	$15.21
Number of accumulation units outstanding at end of period	1,742	1,742	1,742	1,742
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.93
Value at end of period	$23.23	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,341
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34
Value at end of period	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84
Number of accumulation units outstanding at end of period	45	695	766	973	1,055	1,139	1,228	1,326	1,426	9,539
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	14	217	239	0	0	0	0	1,204	1,106	7,240
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Value at end of period	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,772
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98
Value at end of period	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	0	0	0	0	493	537	791	830	830	1,421
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29
Value at end of period	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,384
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57
Value at end of period	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29
Number of accumulation units outstanding at end of period	5,591	7,195	7,172	7,151	10,516	11,379	11,055	36,405	35,468	53,174

CFI 342

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$11.00
Value at end of period	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	192	192	192	193	193	193	203	191
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$21.60	$20.79	$18.77	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13	$15.63
Value at end of period	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	7,800	7,742	8,019	8,243	8,618	8,067	0	0	0	28
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95
Value at end of period	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	7,428	7,583	7,731	7,889	11,311	11,214	13,096	16,042	14,496	16,111
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68
Value at end of period	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96
Value at end of period	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01
Number of accumulation units outstanding at end of period	1,342	2,481	2,589	3,349	3,324	3,268	3,231	10,111	9,893	10,725
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	679	729	882	936	997	203	229	895	860
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Value at end of period	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,344
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.73	$11.87	$12.57	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48	$10.10
Value at end of period	$11.42	$11.73	$11.87	$12.57	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	0	719	766	811	895	895	945	990	991	991
WANGER SELECT
Value at beginning of period	$21.07	$21.29	$20.90	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81
Value at end of period	$23.59	$21.07	$21.29	$20.90	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	19	8	8	5,211
WANGER USA
Value at beginning of period	$21.95	$22.36	$21.61	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64
Value at end of period	$24.64	$21.95	$22.36	$21.61	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.11	$19.40	$17.67	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96
Value at end of period	$21.40	$19.11	$19.40	$17.67	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31
Number of accumulation units outstanding at end of period	605	657	715	770	824	877	1,844	12,732	12,503	15,940

CFI 343

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79
Value at end of period	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59
Number of accumulation units outstanding at end of period	0	0	0	0	407	407	407	407	407	1,713

TABLE 39

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$37.81	$38.68	$35.31	$29.94	$27.16	$25.97	$23.17	$18.48	$26.93	$26.21
Value at end of period	$40.76	$37.81	$38.68	$35.31	$29.94	$27.16	$25.97	$23.17	$18.48	$26.93
Number of accumulation units outstanding at end of period	0	0	3,717	6,133	7,176	8,622	5,500	5,401	6,590	4,684
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$34.00
Value at end of period	$65.98	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98
Number of accumulation units outstanding at end of period	223,722	239,244	181,149	183,011	186,477	202,146	212,972	228,041	243,165	241,468
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$39.26	$41.05	$37.64	$29.46	$25.12	$24.87	$21.58	$16.59	$28.93	$28.49
Value at end of period	$46.31	$39.26	$41.05	$37.64	$29.46	$25.12	$24.87	$21.58	$16.59	$28.93
Number of accumulation units outstanding at end of period	58,289	59,279	89,963	87,816	90,055	98,081	11,297	123,950	134,257	123,934
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.38	$37.84	$33.89	$24.87	$21.74	$21.70	$17.45	$13.62	$25.78	$20.31
Value at end of period	$40.69	$40.38	$37.84	$33.89	$24.87	$21.74	$21.70	$17.45	$13.62	$25.78
Number of accumulation units outstanding at end of period	32,346	43,626	40,694	30,634	31,284	40,494	30,156	26,974	28,404	28,388
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.69	$24.80	$26.99	$20.76	$17.19	$20.75	$18.33	$14.49	$25.80	$22.00
Value at end of period	$24.37	$25.69	$24.80	$26.99	$20.76	$17.19	$20.75	$18.33	$14.49	$25.80
Number of accumulation units outstanding at end of period	28,249	35,637	29,902	31,538	30,617	29,625	31,591	41,307	42,654	43,234
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$57.78	$55.13	$50.80	$36.28	$37.21
Value at end of period	$59.06	$57.78	$55.13	$50.80	$36.28
Number of accumulation units outstanding at end of period	0	0	1,063	804	583
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.75	$17.78	$16.50	$12.73	$11.21	$11.22	$10.23	$7.98	$11.42	$10.57
Value at end of period	$18.45	$16.75	$17.78	$16.50	$12.73	$11.21	$11.22	$10.23	$7.98	$11.42
Number of accumulation units outstanding at end of period	2,344	2,379	12,672	14,634	10,491	11,787	14,066	16,017	15,072	13,869
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$42.78	$43.61	$41.21	$35.31	$31.07	$31.49	$27.59	$23.13	$32.18	$30.49
Value at end of period	$46.10	$42.78	$43.61	$41.21	$35.31	$31.07	$31.49	$27.59	$23.13	$32.18
Number of accumulation units outstanding at end of period	0	0	0	38,409	38,916	43,642	48,071	47,132	51,504	69,073
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.78	$15.51	$15.40	$16.05	$14.91	$14.38	$12.40	$10.20	$12.08	$11.11
Value at end of period	$15.71	$14.78	$15.51	$15.40	$16.05	$14.91	$14.38	$12.40	$10.20	$12.08
Number of accumulation units outstanding at end of period	63,624	57,154	111,512	110,529	123,727	142,622	0	155,271	161,168	156,529

CFI 344

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.49	$9.92
Value at end of period	$10.05	$9.49
Number of accumulation units outstanding at end of period	7,844	6,522
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$16.99	$17.00	$17.00	$17.05	$17.05	$17.04	$17.00	$16.94	$16.51	$15.70
Value at end of period	$17.01	$16.99	$17.00	$17.00	$17.05	$17.05	$17.04	$17.00	$16.94	$16.51
Number of accumulation units outstanding at end of period	0	0	15,461	15,017	3,306	4,543	7,083	44,541	44,401	35,571
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$42.90	$43.54	$39.47	$30.13	$26.09	$26.16	$22.90	$17.59	$28.22	$26.27
Value at end of period	$47.07	$42.90	$43.54	$39.47	$30.13	$26.09	$26.16	$22.90	$17.59	$28.22
Number of accumulation units outstanding at end of period	72,270	75,719	116,221	117,563	110,058	117,177	127,705	105,707	124,722	149,018
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.66	$37.36	$32.83	$24.77	$21.65	$21.66	$19.01	$15.43	$24.57	$23.40
Value at end of period	$41.50	$37.66	$37.36	$32.83	$24.77	$21.65	$21.66	$19.01	$15.43	$24.57
Number of accumulation units outstanding at end of period	50,037	55,638	123,317	114,712	127,245	136,950	147,693	162,406	179,312	210,822
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$23.79
Value at end of period	$49.86	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10
Number of accumulation units outstanding at end of period	45,039	50,392	141,138	143,394	143,657	156,461	161,609	179,304	189,045	191,937
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.74
Value at end of period	$36.86	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57
Number of accumulation units outstanding at end of period	3,037	3,561	95,084	97,085	95,462	102,530	109,654	119,289	137,475	144,104
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.03
Value at end of period	$32.75	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30
Number of accumulation units outstanding at end of period	116,998	110,514	96,521	91,905	109,591	96,203	109,184	115,916	124,069	127,866
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.67	$9.77	$10.42	$8.58	$7.22	$8.23	$7.62	$6.99
Value at end of period	$9.75	$9.67	$9.77	$10.42	$8.58	$7.22	$8.23	$7.62
Number of accumulation units outstanding at end of period	0	0	11,883	13,730	10,654	9,596	9,973	17,604
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.47	$18.35	$16.15	$12.32	$10.44	$10.34
Value at end of period	$20.23	$19.47	$18.35	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	98,028	56,954	150,070	101,956	94,874	90,491
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.23	$14.90	$13.55	$12.30
Value at end of period	$16.20	$14.23	$14.90	$13.55
Number of accumulation units outstanding at end of period	10,103	12,387	0	0
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$29.68	$29.65	$27.24	$22.59
Value at end of period	$31.82	$29.68	$29.65	$27.24
Number of accumulation units outstanding at end of period	0	0	20,724	21,070

CFI 345

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$55.94	$56.62	$53.14	$38.48	$33.68	$34.54	$27.77	$21.76	$31.58	$29.82
Value at end of period	$69.61	$55.94	$56.62	$53.14	$38.48	$33.68	$34.54	$27.77	$21.76	$31.58
Number of accumulation units outstanding at end of period	47,998	39,795	38,621	40,292	40,529	44,839	45,205	47,168	44,611	37,373
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.38
Value at end of period	$17.44	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96
Number of accumulation units outstanding at end of period	194,072	178,692	28,058	26,053	24,226	25,508	17,462	520,087	8,834	7,503
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$12.74
Value at end of period	$18.25	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41
Number of accumulation units outstanding at end of period	334,572	341,510	69,424	61,083	49,513	41,760	36,561	31,626	27,871	14,584
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.08
Value at end of period	$18.72	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	178,656	145,803	438,034	11,389	11,115	10,310	8,723	242,654	6,450	13,254
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$16.30	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	118,988	115,581	2,865	2,863	1,670	3,250	5,588	5,378	1,530	1,352
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$28.75	$28.93	$27.13	$24.14	$21.55	$21.17	$19.06	$16.17	$21.16	$20.00
Value at end of period	$30.37	$28.75	$28.93	$27.13	$24.14	$21.55	$21.17	$19.06	$16.17	$21.16
Number of accumulation units outstanding at end of period	0	0	3,353	4,889	5,980	6,328	7,881	12,155	11,572	17,028
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.46	$30.84	$29.04	$23.66	$20.63	$21.25	$18.80	$15.01	$23.47	$22.35
Value at end of period	$32.55	$30.46	$30.84	$29.04	$23.66	$20.63	$21.25	$18.80	$15.01	$23.47
Number of accumulation units outstanding at end of period	0	0	4,822	5,206	3,636	4,058	6,799	5,749	5,061	8,821
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$29.14	$29.32	$27.50	$23.66	$20.83	$20.95	$18.68	$15.34	$22.07	$20.93
Value at end of period	$31.06	$29.14	$29.32	$27.50	$23.66	$20.83	$20.95	$18.68	$15.34	$22.07
Number of accumulation units outstanding at end of period	0	0	5,619	0	5,447	4,314	3,575	3,498	3,270	7,426
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.71	$32.40	$28.72	$21.93	$18.85	$19.46	$15.95	$11.75	$16.01	$16.49
Value at end of period	$39.32	$31.71	$32.40	$28.72	$21.93	$18.85	$19.46	$15.95	$11.75	$16.01
Number of accumulation units outstanding at end of period	0	0	47,460	48,281	42,754	38,858	36,817	34,321	39,840	27,959
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.68	$34.55	$33.01	$23.85	$19.93	$19.50	$15.40	$11.40	$19.40	$18.29
Value at end of period	$34.41	$32.68	$34.55	$33.01	$23.85	$19.93	$19.50	$15.40	$11.40	$19.40
Number of accumulation units outstanding at end of period	0	0	46,992	51,978	41,776	41,513	40,395	42,142	42,358	40,819
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.47	$20.91	$19.20	$15.37	$13.67	$13.81	$12.30	$10.03	$13.08	$12.63
Value at end of period	$23.58	$20.47	$20.91	$19.20	$15.37	$13.67	$13.81	$12.30	$10.03	$13.08
Number of accumulation units outstanding at end of period	321,139	333,864	76,784	75,317	82,455	94,820	105,837	120,283	108,399	111,480
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$34.23	$35.45	$30.83	$23.43	$19.53	$19.18	$15.60	$12.41	$18.54	$18.11
Value at end of period	$39.24	$34.23	$35.45	$30.83	$23.43	$19.53	$19.18	$15.60	$12.41	$18.54
Number of accumulation units outstanding at end of period	7,974	7,392	33,296	37,583	35,128	34,709	34,432	36,952	42,804	41,986

CFI 346

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$14.50
Value at end of period	$22.57	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45
Number of accumulation units outstanding at end of period	100,642	110,854	378,614	380,233	388,813	423,969	430,454	450,106	463,028	473,300
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.36	$25.94	$23.20	$17.16	$14.78	$15.35	$11.93	$8.15	$14.35	$12.65
Value at end of period	$28.30	$26.36	$25.94	$23.20	$17.16	$14.78	$15.35	$11.93	$8.15	$14.35
Number of accumulation units outstanding at end of period	99,450	110,522	109,115	130,949	131,940	148,655	155,091	159,817	158,006	168,996
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$53.53	$48.33	$44.49	$32.05	$26.95	$27.24	$23.31	$16.30	$28.22	$25.68
Value at end of period	$54.31	$53.53	$48.33	$44.49	$32.05	$26.95	$27.24	$23.31	$16.30	$28.22
Number of accumulation units outstanding at end of period	96,517	95,729	26,186	27,560	24,906	22,287	24,223	21,445	22,316	19,728
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.27	$10.73	$11.38	$9.55	$8.03	$9.13	$8.32	$6.30	$10.21
Value at end of period	$10.45	$10.27	$10.73	$11.38	$9.55	$8.03	$9.13	$8.32	$6.30
Number of accumulation units outstanding at end of period	99,429	97,162	46,766	47,590	43,263	38,642	41,509	40,449	43,787

TABLE 40

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.13	$21.91	$15.10	$15.64	$14.07	$14.33	$9.74	$7.36	$8.75
Value at end of period	$18.43	$17.13	$21.91	$15.10	$15.64	$14.07	$14.33	$9.74	$7.36
Number of accumulation units outstanding at end of period	12,491	11,898	0	58,402	48,418	54,724	50,614	42,535	4,929
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.25	$17.76	$19.70	$12.56	$13.85	$13.58	$10.03	$8.12	$9.09
Value at end of period	$18.85	$17.25	$17.76	$19.70	$12.56	$13.85	$13.58	$10.03	$8.12
Number of accumulation units outstanding at end of period	13,312	11,395	0	76,172	73,593	64,747	47,509	33,772	5,713
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during September 2007)
Value at beginning of period	$21.76	$22.03	$22.56	$18.78	$15.79	$18.28	$16.71	$12.00	$20.21	$18.43
Value at end of period	$21.89	$21.76	$22.03	$22.56	$18.78	$15.79	$18.28	$16.71	$12.00	$20.21
Number of accumulation units outstanding at end of period	33,549	39,523	0	284,680	251,428	305,238	294,461	276,848	252,789	147,996
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during September 2007)
Value at beginning of period	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$37.18
Value at end of period	$65.98	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98
Number of accumulation units outstanding at end of period	223,722	239,244	181,149	248,741	250,822	251,909	241,112	228,041	200,288	129,222
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during September 2007)
Value at beginning of period	$29.98	$32.50	$32.32	$23.72	$20.04	$20.82	$16.24	$12.56	$18.77	$19.16
Value at end of period	$39.01	$29.98	$32.50	$32.32	$23.72	$20.04	$20.82	$16.24	$12.56	$18.77
Number of accumulation units outstanding at end of period	13,903	16,542	0	64,827	53,156	49,761	45,573	36,212	28,051	4,303

CFI 347

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$73.68	$86.09	$90.16	$83.25	$78.45
Value at end of period	$78.72	$73.68	$86.09	$90.16	$83.25
Number of accumulation units outstanding at end of period	2,033	1,600	0	5,226	3,881
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.18	$16.63	$16.14	$17.84	$16.40	$14.69	$13.57	$11.48	$12.35	$11.76
Value at end of period	$17.01	$16.18	$16.63	$16.14	$17.84	$16.40	$14.69	$13.57	$11.48	$12.35
Number of accumulation units outstanding at end of period	46,960	47,525	0	286,683	283,285	265,699	240,368	214,563	196,769	54,688
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$6.73	$7.98	$9.13	$9.31	$8.32	$10.86	$9.36	$5.06
Value at end of period	$7.15	$6.73	$7.98	$9.13	$9.31	$8.32	$10.86	$9.36
Number of accumulation units outstanding at end of period	4,708	5,981	0	37,611	46,618	66,518	56,631	29,101
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$34.18	$35.72	$35.18	$34.53	$29.81	$30.54	$29.13
Value at end of period	$36.29	$34.18	$35.72	$35.18	$34.53	$29.81	$30.54
Number of accumulation units outstanding at end of period	3,725	4,310	0	20,638	15,242	13,108	2,359
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during March 2009)
Value at beginning of period	$24.76	$23.61	$21.54	$16.15	$13.39	$14.08	$12.54	$8.43
Value at end of period	$26.84	$24.76	$23.61	$21.54	$16.15	$13.39	$14.08	$12.54
Number of accumulation units outstanding at end of period	3,931	3,932	0	18,035	18,485	19,246	11,573	6,938
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.49	$9.92
Value at end of period	$10.05	$9.49
Number of accumulation units outstanding at end of period	7,844	6,522
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$19.45	$19.86	$19.70	$18.65	$16.36	$15.66	$14.88
Value at end of period	$22.28	$19.45	$19.86	$19.70	$18.65	$16.36	$15.66
Number of accumulation units outstanding at end of period	7,165	7,794	0	37,215	30,278	12,093	3,267
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$24.84
Value at end of period	$49.86	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10
Number of accumulation units outstanding at end of period	45,039	50,392	141,138	53,283	57,466	60,367	62,447	61,999	55,759	24,067
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.25
Value at end of period	$36.86	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57
Number of accumulation units outstanding at end of period	3,037	3,561	95,084	11,732	13,118	15,808	17,098	18,306	14,976	2,302
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.92
Value at end of period	$32.75	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30
Number of accumulation units outstanding at end of period	116,998	110,514	96,521	52,592	67,578	72,609	93,395	96,033	85,454	55,907

CFI 348

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.47	$18.35	$16.15	$12.32	$10.44	$10.34
Value at end of period	$20.23	$19.47	$18.35	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	98,028	56,954	150,070	58,090	39,104	0
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.23	$14.90	$13.55	$12.30
Value at end of period	$16.20	$14.23	$14.90	$13.55
Number of accumulation units outstanding at end of period	10,103	12,387	0	70,120
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$29.68	$29.65	$27.24	$22.59
Value at end of period	$31.82	$29.68	$29.65	$27.24
Number of accumulation units outstanding at end of period	0	0	20,724	0
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.16	$17.29	$14.95	$11.47	$10.38	$10.85	$9.34	$7.51	$11.47	$11.36
Value at end of period	$18.66	$17.16	$17.29	$14.95	$11.47	$10.38	$10.85	$9.34	$7.51	$11.47
Number of accumulation units outstanding at end of period	7,000	10,287	0	195,142	201,756	197,653	180,244	199,539	186,936	147,496
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$27.23	$27.46	$24.78	$18.37	$18.09
Value at end of period	$29.07	$27.23	$27.46	$24.78	$18.37
Number of accumulation units outstanding at end of period	8,683	6,821	0	16,475	11,802
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.67
Value at end of period	$17.44	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96
Number of accumulation units outstanding at end of period	194,072	178,692	28,058	750,453	703,801	646,085	583,075	520,087	492,484	233,574
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$13.03
Value at end of period	$18.25	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41
Number of accumulation units outstanding at end of period	334,572	341,510	69,424	768,414	656,324	554,649	472,321	384,241	302,587	21,367
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.38
Value at end of period	$18.72	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	178,656	145,803	438,034	407,561	357,397	310,909	272,650	242,654	181,230	35,876
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$16.52	$16.71	$15.70	$12.73	$11.02	$11.62	$10.93
Value at end of period	$17.57	$16.52	$16.71	$15.70	$12.73	$11.02	$11.62
Number of accumulation units outstanding at end of period	32,425	15,682	5,373	19,682	9,913	4,189	37
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$16.30	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	118,988	115,581	2,865	101,225	92,116	86,348	82,314	54,898	45,639	3,514

CFI 349

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$22.71	$22.47	$19.89	$15.03	$13.01	$12.78	$11.14	$8.82	$14.03	$13.80
Value at end of period	$25.34	$22.71	$22.47	$19.89	$15.03	$13.01	$12.78	$11.14	$8.82	$14.03
Number of accumulation units outstanding at end of period	27,942	21,838	0	349,817	336,241	361,476	336,051	306,000	257,342	187,353
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$15.18
Value at end of period	$22.57	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45
Number of accumulation units outstanding at end of period	100,642	110,854	378,614	56,680	67,347	76,045	83,975	82,996	75,233	25,696
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$26.36	$28.33	$26.38	$20.34	$17.40	$17.56	$15.27	$12.22	$19.00	$18.80
Value at end of period	$31.30	$26.36	$28.33	$26.38	$20.34	$17.40	$17.56	$15.27	$12.22	$19.00
Number of accumulation units outstanding at end of period	29,333	30,707	235,551	234,739	235,085	221,780	208,915	193,168	149,177	88,042
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.02	$13.01	$13.62	$11.16	$9.18	$10.75	$8.61	$5.63
Value at end of period	$12.83	$13.02	$13.01	$13.62	$11.16	$9.18	$10.75	$8.61
Number of accumulation units outstanding at end of period	9,295	8,862	0	55,781	41,973	39,398	25,680	4,592
WANGER SELECT
(Funds were first received in this option during September 2007)
Value at beginning of period	$24.06	$24.09	$23.36	$17.31	$14.65	$17.80	$14.06	$8.46	$16.61	$16.34
Value at end of period	$27.25	$24.06	$24.09	$23.36	$17.31	$14.65	$17.80	$14.06	$8.46	$16.61
Number of accumulation units outstanding at end of period	14,226	15,910	0	165,632	198,822	206,603	206,820	191,467	166,678	121,257
WANGER USA
(Funds were first received in this option during September 2007)
Value at beginning of period	$25.05	$25.22	$24.08	$18.06	$15.05	$15.59	$12.64	$8.88	$14.73	$14.54
Value at end of period	$28.47	$25.05	$25.22	$24.08	$18.06	$15.05	$15.59	$12.64	$8.88	$14.73
Number of accumulation units outstanding at end of period	22,266	23,192	0	82,817	70,064	66,450	51,594	43,271	35,741	5,089

TABLE 41
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25	$13.04	$13.15
Value at end of period	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25	$13.04
Number of accumulation units outstanding at end of period	297	159	70	5,458	133	0	0	41
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$21.46	$21.60	$18.99	$15.50	$13.97	$14.27	$12.35	$11.08
Value at end of period	$23.04	$21.46	$21.60	$18.99	$15.50	$13.97	$14.27	$12.35
Number of accumulation units outstanding at end of period	11,576	12,300	11,168	9,527	12,139	12,153	8,271	2,140

CFI 350

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.53	$21.19	$19.47	$15.05	$13.76	$13.53	$12.09	$11.74
Value at end of period	$22.40	$20.53	$21.19	$19.47	$15.05	$13.76	$13.53	$12.09
Number of accumulation units outstanding at end of period	32,698	28,517	27,208	28,752	5,975	4,238	5,517	2,851
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33	$10.76	$10.42
Value at end of period	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33	$10.76
Number of accumulation units outstanding at end of period	25,563	19,577	21,274	21,310	57,080	54,758	31,406	17,419
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$9.67
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	728
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$18.84	$19.69	$17.79	$12.33	$10.27	$11.62	$10.60
Value at end of period	$21.71	$18.84	$19.69	$17.79	$12.33	$10.27	$11.62
Number of accumulation units outstanding at end of period	619	626	2,711	10,338	205	299	752
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.28	$11.77	$11.91	$9.54	$7.63	$8.24	$7.80	$4.85
Value at end of period	$10.17	$11.28	$11.77	$11.91	$9.54	$7.63	$8.24	$7.80
Number of accumulation units outstanding at end of period	7,640	11,847	7,618	6,359	4,188	2,654	1,508	1,229
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.01	$20.14	$18.40	$12.77	$10.99	$11.79	$9.65
Value at end of period	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99	$11.79
Number of accumulation units outstanding at end of period	8,137	9,471	10,425	11,406	1,246	954	1,036
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$9.20	$9.25
Value at end of period	$10.58	$9.20
Number of accumulation units outstanding at end of period	11,866	5,949
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.12	$10.30
Value at end of period	$9.49	$10.12
Number of accumulation units outstanding at end of period	22,899	28,489
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$23.33	$25.12	$23.66	$17.80	$15.76	$15.90	$13.07
Value at end of period	$28.46	$23.33	$25.12	$23.66	$17.80	$15.76	$15.90
Number of accumulation units outstanding at end of period	7,102	4,495	3,973	4,487	1,579	2,651	4,078
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.67	$17.09	$15.63	$13.28	$12.04	$11.55	$10.33	$8.26	$12.06	$12.28
Value at end of period	$17.93	$16.67	$17.09	$15.63	$13.28	$12.04	$11.55	$10.33	$8.26	$12.06
Number of accumulation units outstanding at end of period	8,835	8,480	14,221	9,564	9,594	10,721	10,784	9,480	5,776	3,114

CFI 351

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.37	$14.67	$11.30	$10.99	$9.52	$10.09
Value at end of period	$16.19	$15.37	$14.67	$11.30	$10.99	$9.52
Number of accumulation units outstanding at end of period	8,229	8,451	10,204	3,201	1,934	509
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.10	$14.46	$12.97	$9.94	$8.66	$9.15	$7.89	$6.21	$5.85
Value at end of period	$16.14	$14.10	$14.46	$12.97	$9.94	$8.66	$9.15	$7.89	$6.21
Number of accumulation units outstanding at end of period	1,410	2,041	976	2,520	9,078	8,755	317	22	3
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.64	$16.54	$14.81	$10.98	$9.45	$9.90	$8.07	$6.12
Value at end of period	$17.78	$15.64	$16.54	$14.81	$10.98	$9.45	$9.90	$8.07
Number of accumulation units outstanding at end of period	244	358	3,580	435	90	88	1,170	429
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$11.88	$12.73	$12.11	$11.82
Value at end of period	$15.53	$11.88	$12.73	$12.11
Number of accumulation units outstanding at end of period	1,752	3,582	1,053	282
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.76	$18.96	$19.53	$16.29	$13.70	$15.90	$14.57	$10.50	$17.70	$18.14
Value at end of period	$18.84	$18.76	$18.96	$19.53	$16.29	$13.70	$15.90	$14.57	$10.50	$17.70
Number of accumulation units outstanding at end of period	26,276	26,595	25,485	27,017	35,785	39,410	38,646	36,526	15,539	44
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.46	$23.36	$20.92	$15.98	$13.76	$14.15	$12.10	$8.94	$15.59	$16.07
Value at end of period	$25.27	$23.46	$23.36	$20.92	$15.98	$13.76	$14.15	$12.10	$8.94	$15.59
Number of accumulation units outstanding at end of period	336,924	376,742	398,660	409,611	430,174	442,686	460,799	485,170	189,809	78,840
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.01	$18.80	$17.34	$13.56	$11.59	$11.51	$10.02	$7.71	$13.49	$14.32
Value at end of period	$21.20	$18.01	$18.80	$17.34	$13.56	$11.59	$11.51	$10.02	$7.71	$13.49
Number of accumulation units outstanding at end of period	104,179	121,580	131,771	130,838	131,223	138,091	153,253	152,144	68,690	37,197
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.56	$22.04	$19.85	$14.60	$12.76	$12.77	$10.31	$8.05	$15.28	$15.81
Value at end of period	$23.69	$23.56	$22.04	$19.85	$14.60	$12.76	$12.77	$10.31	$8.05	$1,528.00
Number of accumulation units outstanding at end of period	175,678	197,791	204,784	205,843	203,212	210,137	221,755	224,254	107,871	39,028
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.79	$16.24	$17.71	$13.61	$11.30	$13.68	$12.12	$9.61	$17.14	$17.74
Value at end of period	$15.90	$16.79	$16.24	$17.71	$13.61	$11.30	$13.68	$12.12	$9.61	$17.14
Number of accumulation units outstanding at end of period	26,678	29,508	25,493	26,548	25,435	25,926	26,623	29,959	14,302	6,985
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during September 2008)
Value at beginning of period	$20.17	$21.83	$21.76	$16.01	$13.56	$14.12	$11.04	$8.57	$12.52
Value at end of period	$26.19	$20.17	$21.83	$21.76	$16.01	$13.56	$14.12	$11.04	$8.57
Number of accumulation units outstanding at end of period	23,453	19,042	19,004	22,108	21,958	21,549	26,591	22,761	5,937

CFI 352

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during March 2009)
Value at beginning of period	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28	$8.16	$5.43
Value at end of period	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28	$8.16
Number of accumulation units outstanding at end of period	6,200	7,167	6,138	4,988	4,160	3,405	3,008	1,056
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$18.29	$19.17	$18.39	$14.27	$12.96	$13.85	$12.34	$10.83
Value at end of period	$20.43	$18.29	$19.17	$18.39	$14.27	$12.96	$13.85	$12.34
Number of accumulation units outstanding at end of period	1,810	1,852	1,906	1,988	2,197	2,080	1,784	1,313
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$57.35	$54.75	$50.61	$36.21	$37.20
Value at end of period	$58.50	$57.35	$54.75	$50.61	$36.21
Number of accumulation units outstanding at end of period	8,669	11,505	11,753	10,611	9,393
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.74	$21.00	$19.47	$15.10	$13.29	$13.33	$12.20	$9.53	$13.68	$14.03
Value at end of period	$21.71	$19.74	$21.00	$19.47	$15.10	$13.29	$13.33	$12.20	$9.53	$13.68
Number of accumulation units outstanding at end of period	41,461	44,345	44,420	51,559	53,465	50,638	47,829	48,752	16,970	5,163
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.53	$11.88
Value at end of period	$10.69	$10.53
Number of accumulation units outstanding at end of period	1,922	361
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.75	$18.45	$17.61	$13.02	$11.25	$11.48	$9.23	$7.20	$9.90
Value at end of period	$22.33	$17.75	$18.45	$17.61	$13.02	$11.25	$11.48	$9.23	$7.20
Number of accumulation units outstanding at end of period	6,818	5,699	5,645	8,816	8,866	8,561	5,471	3,897	39
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during September 2008)
Value at beginning of period	$18.55	$19.33	$17.37	$13.37	$11.70	$12.22	$9.76	$7.73	$10.71
Value at end of period	$21.54	$18.55	$19.33	$17.37	$13.37	$11.70	$12.22	$9.76	$7.73
Number of accumulation units outstanding at end of period	20,166	22,071	26,766	24,412	25,885	26,281	27,400	27,917	8,298
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.29	$10.32	$9.93
Value at end of period	$10.50	$10.29	$10.32
Number of accumulation units outstanding at end of period	3,473	3,821	4,290
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.95	$18.09	$16.45	$11.95	$10.81	$11.18	$9.15	$7.03	$11.54	$11.64
Value at end of period	$19.67	$17.95	$18.09	$16.45	$11.95	$10.81	$11.18	$9.15	$7.03	$11.54
Number of accumulation units outstanding at end of period	7,139	6,992	6,895	11,730	5,786	5,546	4,558	1,473	42	88
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.35	$22.23	$21.60	$17.08	$14.18	$15.39	$13.68	$9.98	$16.10	$16.58
Value at end of period	$23.72	$23.35	$22.23	$21.60	$17.08	$14.18	$15.39	$13.68	$9.98	$16.10
Number of accumulation units outstanding at end of period	2,295	4,267	4,125	5,356	5,841	4,961	4,790	2,953	1,212	47

CFI 353

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.98	$27.97	$29.46	$27.25	$22.61	$27.67	$21.85	$12.05	$23.25	$24.21
Value at end of period	$25.57	$23.98	$27.97	$29.46	$27.25	$22.61	$27.67	$21.85	$12.05	$23.25
Number of accumulation units outstanding at end of period	34,959	37,017	42,610	44,093	50,184	53,386	63,742	77,076	24,999	438
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during September 2008)
Value at beginning of period	$23.65	$25.20	$22.57	$16.04	$13.63	$13.98	$11.35	$8.30	$12.22
Value at end of period	$27.85	$23.65	$25.20	$22.57	$16.04	$13.63	$13.98	$11.35	$8.30
Number of accumulation units outstanding at end of period	15,410	18,668	17,149	15,293	5,542	7,320	9,060	13,593	4,251
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.50	$16.63	$15.44	$13.30	$11.98	$12.24	$10.96	$9.06	$11.39
Value at end of period	$17.41	$16.50	$16.63	$15.44	$13.30	$11.98	$12.24	$10.96	$9.06
Number of accumulation units outstanding at end of period	6,699	6,952	8,298	5,378	5,747	5,827	5,391	4,943	3,388
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$5.48	$7.13
Value at end of period	$6.25	$5.48
Number of accumulation units outstanding at end of period	2,354	295
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.45	$14.89	$14.48	$15.99	$14.74	$13.23	$12.27	$10.39	$11.76
Value at end of period	$15.16	$14.45	$14.89	$14.48	$15.99	$14.74	$13.23	$12.27	$10.39
Number of accumulation units outstanding at end of period	22,361	24,513	26,965	27,085	44,205	37,833	26,901	21,682	18,382
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.62	$7.84	$8.99	$9.19	$8.23	$10.77	$9.32	$5.35	$12.83	$13.35
Value at end of period	$7.02	$6.62	$7.84	$8.99	$9.19	$8.23	$10.77	$9.32	$5.35	$12.83
Number of accumulation units outstanding at end of period	13,845	15,765	39,002	17,072	19,964	28,334	43,075	47,077	4,067	6
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.70	$18.47	$18.50	$16.55	$14.30	$14.58	$12.38	$7.73	$11.31
Value at end of period	$20.17	$17.70	$18.47	$18.50	$16.55	$14.30	$14.58	$12.38	$7.73
Number of accumulation units outstanding at end of period	10,354	9,917	11,409	12,957	15,522	12,894	11,579	11,719	3,936
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40	$7.83
Value at end of period	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40
Number of accumulation units outstanding at end of period	6,738	12,557	5,573	7,121	9,538	5,977	8,167	2,064
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$9.98	$10.00
Value at end of period	$10.08	$9.98
Number of accumulation units outstanding at end of period	2,394	2,582
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.33	$20.24	$19.97	$19.59	$16.96	$17.41	$15.49	$13.07	$12.33	$12.39
Value at end of period	$20.48	$19.33	$20.24	$19.97	$19.59	$16.96	$17.41	$15.49	$13.07	$12.33
Number of accumulation units outstanding at end of period	24,273	24,911	29,845	40,413	49,606	45,337	54,527	46,051	8,276	205

CFI 354

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73	$10.03	$8.73
Value at end of period	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73	$10.03
Number of accumulation units outstanding at end of period	3,167	2,523	1,558	1,206	1,843	6,803	4,827	3,088
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.21	$22.09	$20.27	$15.18	$12.63	$13.31	$11.88	$8.85	$14.57	$15.19
Value at end of period	$25.11	$23.21	$22.09	$20.27	$15.18	$12.63	$13.31	$11.88	$8.85	$14.57
Number of accumulation units outstanding at end of period	33,124	38,736	42,065	43,194	40,133	35,014	34,252	41,718	8,716	96
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$2.50	$3.41	$3.73	$7.71	$8.79	$9.92
Value at end of period	$3.64	$2.50	$3.41	$3.73	$7.71	$8.79
Number of accumulation units outstanding at end of period	100,592	50,455	66,935	42,266	6,832	3,976
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.22	$16.56	$15.63	$13.43	$11.85	$12.04	$10.57	$8.89	$12.40	$12.55
Value at end of period	$17.44	$16.22	$16.56	$15.63	$13.43	$11.85	$12.04	$10.57	$8.89	$12.40
Number of accumulation units outstanding at end of period	117,081	150,787	180,165	197,685	207,417	208,697	237,620	238,935	105,316	51,702
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.68	$9.69
Value at end of period	$10.79	$9.68
Number of accumulation units outstanding at end of period	825	1,340
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.40	$15.08	$15.06	$15.72	$14.61	$14.12	$12.22	$10.07	$11.95	$11.86
Value at end of period	$15.27	$14.40	$15.08	$15.06	$15.72	$14.61	$14.12	$12.22	$10.07	$11.95
Number of accumulation units outstanding at end of period	65,264	66,499	67,913	72,134	92,964	93,882	97,970	103,329	49,704	14,774
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.43	$10.04
Value at end of period	$9.97	$9.43
Number of accumulation units outstanding at end of period	84,186	95,135
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$9.84	$10.21	$10.21
Value at end of period	$10.49	$9.84	$10.21
Number of accumulation units outstanding at end of period	1,803	1,528	3,440
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.75	$11.59	$11.07	$11.31	$11.02	$10.28	$10.20
Value at end of period	$11.91	$11.75	$11.59	$11.07	$11.31	$11.02	$10.28
Number of accumulation units outstanding at end of period	458	1,791	7,319	4,028	715	1,254	714
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.42	$11.45	$11.47	$11.50	$11.53	$11.55	$11.55	$11.54	$11.27	$11.18
Value at end of period	$11.41	$11.42	$11.45	$11.47	$11.50	$11.53	$11.55	$11.55	$11.54	$11.27
Number of accumulation units outstanding at end of period	45,454	42,461	52,532	46,329	46,665	99,364	85,110	98,958	26,299	2,292

CFI 355

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.45	$20.80	$18.83	$14.45	$12.51	$12.58	$11.05	$8.50	$13.67	$14.10
Value at end of period	$22.39	$20.45	$20.80	$18.83	$14.45	$12.51	$12.58	$11.05	$8.50	$13.67
Number of accumulation units outstanding at end of period	753,311	793,031	871,572	964,204	931,688	1,006,097	1,115,684	1,110,046	384,838	147,509
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$19.06	$19.50	$19.33	$18.34	$16.13	$15.48	$13.59	$9.12	$11.37
Value at end of period	$21.79	$19.06	$19.50	$19.33	$18.34	$16.13	$15.48	$13.59	$9.12
Number of accumulation units outstanding at end of period	14,760	15,028	15,783	14,868	15,299	12,773	16,458	20,963	2,547
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.97	$19.85	$17.48	$13.18	$11.55	$11.58	$10.19	$8.29	$13.24	$13.60
Value at end of period	$21.96	$19.97	$19.85	$17.48	$13.18	$11.55	$11.58	$10.19	$8.29	$13.24
Number of accumulation units outstanding at end of period	239,093	257,669	282,653	300,045	305,724	321,626	321,791	338,211	137,124	67,012
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.15	$22.61	$20.69	$15.41	$13.13	$13.31	$10.95	$8.33	$13.38	$14.01
Value at end of period	$26.10	$22.15	$22.61	$20.69	$15.41	$13.13	$13.31	$10.95	$8.33	$13.38
Number of accumulation units outstanding at end of period	153,465	166,584	173,373	185,931	194,126	200,751	209,030	214,189	136,200	79,643
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.82	$20.53	$19.52	$13.71	$12.23	$12.36	$10.08	$8.10	$12.22	$13.33
Value at end of period	$25.18	$19.82	$20.53	$19.52	$13.71	$12.23	$12.36	$10.08	$8.10	$12.22
Number of accumulation units outstanding at end of period	91,839	95,907	99,920	103,195	105,090	107,580	117,577	110,237	64,720	30,109
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$16.42	$16.78	$15.82	$12.78	$11.05	$11.56	$10.86
Value at end of period	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05	$11.56
Number of accumulation units outstanding at end of period	2,381	1,772	1,284	1,029	681	370	47
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.61	$15.56	$14.62	$14.68	$13.45	$12.54	$11.44	$10.28	$11.26	$11.14
Value at end of period	$16.25	$15.61	$15.56	$14.62	$14.68	$13.45	$12.54	$11.44	$10.28	$11.26
Number of accumulation units outstanding at end of period	227,392	239,649	237,878	250,947	283,826	301,997	322,698	312,052	95,615	28,260
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60	$6.96
Value at end of period	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	43,652	49,083	37,619	33,390	37,848	32,073	35,875	37,428
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.27	$18.16	$16.03	$12.27	$10.41	$10.33
Value at end of period	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	200,552	238,502	242,522	125,202	133,881	129,356
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.97	$14.66	$13.35	$10.23	$8.94	$8.66	$7.27	$6.47	$8.44
Value at end of period	$15.87	$13.97	$14.66	$13.35	$10.23	$8.94	$8.66	$7.27	$6.47
Number of accumulation units outstanding at end of period	157,372	161,225	196,923	132,719	117,475	129,244	37,345	36,390	21,764

CFI 356

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$29.18	$29.10	$26.80	$20.36	$17.87	$18.01	$13.85	$9.82	$13.82
Value at end of period	$31.22	$29.18	$29.10	$26.80	$20.36	$17.87	$18.01	$13.85	$9.82
Number of accumulation units outstanding at end of period	35,007	39,379	39,423	41,008	10,183	11,450	12,598	13,736	1,266
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.84	$16.94	$14.73	$11.30	$10.25	$10.74	$9.27	$7.47	$10.14
Value at end of period	$18.28	$16.84	$16.94	$14.73	$11.30	$10.25	$10.74	$9.27	$7.47
Number of accumulation units outstanding at end of period	8,611	8,490	6,436	3,255	6,270	4,566	3,876	3,862	3,298
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20	$12.62	$10.72
Value at end of period	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20	$12.62
Number of accumulation units outstanding at end of period	8,032	11,273	13,759	6,929	7,209	4,994	3,889	4,410
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23	$6.67	$6.61
Value at end of period	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23	$6.67
Number of accumulation units outstanding at end of period	17,394	15,903	9,906	7,426	5,553	5,850	3,289	3,295	1,991
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.57	$22.47	$20.08	$15.31	$13.24	$13.20	$11.91	$10.07
Value at end of period	$24.81	$21.57	$22.47	$20.08	$15.31	$13.24	$13.20	$11.91
Number of accumulation units outstanding at end of period	6,583	5,739	4,569	4,687	3,014	2,796	2,668	3,961
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.87	$27.15	$24.50	$18.20	$15.80	$16.20	$12.90	$11.43
Value at end of period	$28.63	$26.87	$27.15	$24.50	$18.20	$15.80	$16.20	$12.90
Number of accumulation units outstanding at end of period	8,492	9,722	9,484	7,248	5,240	6,562	6,606	6,992
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.33	$17.87	$15.90	$11.88	$10.17	$10.39	$8.32	$6.37
Value at end of period	$19.60	$17.33	$17.87	$15.90	$11.88	$10.17	$10.39	$8.32
Number of accumulation units outstanding at end of period	10,235	7,335	4,102	4,600	2,289	2,599	1,214	1,018
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$17.04	$17.90	$17.10	$12.35	$10.67	$11.14	$8.83	$6.99	$7.40
Value at end of period	$20.59	$17.04	$17.90	$17.10	$12.35	$10.67	$11.14	$8.83	$6.99
Number of accumulation units outstanding at end of period	9,032	8,059	3,885	3,472	2,604	4,854	3,313	922	687
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$27.90	$28.22	$26.79	$19.31	$16.81	$16.71	$12.66	$9.68	$13.75
Value at end of period	$31.56	$27.90	$28.22	$26.79	$19.31	$16.81	$16.71	$12.66	$9.68
Number of accumulation units outstanding at end of period	6,455	8,260	4,632	4,318	2,070	2,328	3,362	1,703	316
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.55	$25.82	$24.29	$17.68	$15.48	$15.91	$12.82	$10.08	$14.65	$15.52
Value at end of period	$31.73	$25.55	$25.82	$24.29	$17.68	$15.48	$15.91	$12.82	$10.08	$14.65
Number of accumulation units outstanding at end of period	45,244	45,825	47,044	52,627	54,573	66,290	74,555	71,760	36,842	14,940

CFI 357

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.15	$16.21	$15.39	$13.26	$11.72	$12.12	$10.68	$8.51	$12.91	$13.38
Value at end of period	$17.06	$16.15	$16.21	$15.39	$13.26	$11.72	$12.12	$10.68	$8.51	$12.91
Number of accumulation units outstanding at end of period	112,613	107,717	112,263	105,348	99,997	111,426	102,083	86,100	43,270	19,905
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.85	$16.97	$16.10	$13.41	$11.68	$12.28	$10.74	$8.39	$13.36	$13.93
Value at end of period	$17.86	$16.85	$16.97	$16.10	$13.41	$11.68	$12.28	$10.74	$8.39	$13.36
Number of accumulation units outstanding at end of period	144,937	135,771	126,850	113,953	101,776	117,345	101,394	79,932	34,913	3,993
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.26	$17.47	$16.51	$13.40	$11.64	$12.30	$10.71	$8.27	$13.78	$14.42
Value at end of period	$18.32	$17.26	$17.47	$16.51	$13.40	$11.64	$12.30	$10.71	$8.27	$13.78
Number of accumulation units outstanding at end of period	80,048	78,456	70,761	65,304	59,912	50,028	58,776	48,961	23,132	706
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60	$9.80
Value at end of period	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	4,361	4,091	3,282	912	250	190	96
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.01	$13.10	$12.35	$10.71	$9.44	$9.70	$8.63	$6.96	$8.95
Value at end of period	$13.80	$13.01	$13.10	$12.35	$10.71	$9.44	$9.70	$8.63	$6.96
Number of accumulation units outstanding at end of period	40,675	39,473	38,639	36,865	37,292	32,118	26,552	16,340	4,649
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.30	$15.33	$14.53	$13.61	$12.43	$12.42	$11.36	$9.72	$11.69	$11.81
Value at end of period	$15.95	$15.30	$15.33	$14.53	$13.61	$12.43	$12.42	$11.36	$9.72	$11.69
Number of accumulation units outstanding at end of period	83,564	106,435	56,610	53,722	57,424	67,209	59,049	54,633	34,011	3
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.95	$13.03	$12.37	$11.32	$10.14	$10.23	$9.22	$7.69	$9.30
Value at end of period	$13.67	$12.95	$13.03	$12.37	$11.32	$10.14	$10.23	$9.22	$7.69
Number of accumulation units outstanding at end of period	35,027	32,755	33,503	43,177	42,319	51,931	70,828	53,194	13,442
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.15	$16.23	$15.26	$13.64	$12.18	$11.99	$10.83	$9.21	$12.08	$12.14
Value at end of period	$17.03	$16.15	$16.23	$15.26	$13.64	$12.18	$11.99	$10.83	$9.21	$12.08
Number of accumulation units outstanding at end of period	35,533	32,638	31,173	34,237	35,812	66,540	60,382	60,498	34,769	702
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.69	$16.94	$15.93	$13.05	$11.38	$11.75	$10.42	$8.34	$13.07	$13.39
Value at end of period	$17.81	$16.69	$16.94	$15.93	$13.05	$11.38	$11.75	$10.42	$8.34	$13.07
Number of accumulation units outstanding at end of period	44,009	45,512	46,334	39,562	38,274	40,242	38,079	36,700	25,444	16,799
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.37	$16.51	$15.51	$13.34	$11.77	$11.87	$10.62	$8.74	$12.60	$12.80
Value at end of period	$17.41	$16.37	$16.51	$15.51	$13.34	$11.77	$11.87	$10.62	$8.74	$12.60
Number of accumulation units outstanding at end of period	45,492	51,072	47,782	46,759	38,452	33,945	33,757	34,864	19,599	2,421

CFI 358

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.02	$13.02	$12.35	$12.70	$12.26	$11.46	$10.83	$10.25	$9.66
Value at end of period	$13.29	$13.02	$13.02	$12.35	$12.70	$12.26	$11.46	$10.83	$10.25
Number of accumulation units outstanding at end of period	11,233	14,292	16,367	14,491	4,241	4,635	742	1,879	28
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$24.70	$25.20	$22.46	$17.14	$14.77	$15.29	$12.56	$9.28	$12.34
Value at end of period	$30.57	$24.70	$25.20	$22.46	$17.14	$14.77	$15.29	$12.56	$9.28
Number of accumulation units outstanding at end of period	6,569	8,442	14,426	13,105	11,624	10,703	12,389	10,314	4,347
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$22.16	$23.39	$22.47	$16.23	$13.59	$13.33	$10.57	$7.83	$11.34
Value at end of period	$23.28	$22.16	$23.39	$22.47	$16.23	$13.59	$13.33	$10.57	$7.83
Number of accumulation units outstanding at end of period	16,115	20,695	27,115	37,120	25,448	24,366	27,318	29,807	6,134
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72	$9.75
Value at end of period	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	11,725	9,965	13,023	12,748	9,785	10,584	11,670	11,929	3,089
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.41	$17.93	$13.84	$13.59	$11.79	$10.80	$8.46	$6.24	$9.44
Value at end of period	$19.14	$18.41	$17.93	$13.84	$13.59	$11.79	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	27,209	23,817	24,118	22,312	26,667	26,232	26,115	24,498	5,650
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$19.30	$18.79	$16.70	$12.42	$11.09	$11.67	$10.44	$7.95	$11.02
Value at end of period	$20.87	$19.30	$18.79	$16.70	$12.42	$11.09	$11.67	$10.44	$7.95
Number of accumulation units outstanding at end of period	7,825	9,016	10,095	9,257	8,646	9,077	9,386	7,809	3,632
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.58	$17.12	$16.45	$11.78	$10.34	$10.66	$8.53	$6.85	$9.66
Value at end of period	$20.45	$16.58	$17.12	$16.45	$11.78	$10.34	$10.66	$8.53	$6.85
Number of accumulation units outstanding at end of period	887	444	781	6,509	4,591	4,691	1,236	1,498	1,200
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$23.48	$23.93	$22.62	$16.67	$14.58	$16.42	$12.82	$9.24	$12.78
Value at end of period	$26.17	$23.48	$23.93	$22.62	$16.67	$14.58	$16.42	$12.82	$9.24
Number of accumulation units outstanding at end of period	3,126	2,813	3,911	3,632	5,582	5,715	4,107	4,685	981
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.91	$19.10	$17.54	$13.03	$11.01	$11.27	$9.81	$7.65	$10.55
Value at end of period	$21.05	$17.91	$19.10	$17.54	$13.03	$11.01	$11.27	$9.81	$7.65
Number of accumulation units outstanding at end of period	9,630	7,470	8,350	7,723	8,264	12,455	14,357	18,890	6,775
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.57	$20.03	$18.43	$14.79	$13.14	$13.32	$11.89	$9.72	$12.71	$13.10
Value at end of period	$22.51	$19.57	$20.03	$18.43	$14.79	$13.14	$13.32	$11.89	$9.72	$12.71
Number of accumulation units outstanding at end of period	99,847	112,739	126,163	128,645	135,766	141,005	147,710	158,122	94,484	60,198

CFI 359

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$19.61	$20.25	$18.44	$13.80	$12.08	$12.38	$11.03	$8.92	$11.38
Value at end of period	$23.46	$19.61	$20.25	$18.44	$13.80	$12.08	$12.38	$11.03	$8.92
Number of accumulation units outstanding at end of period	6,532	6,072	5,869	5,832	4,606	4,753	4,196	4,852	2,678
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.46	$23.17	$23.01	$24.48	$20.60	$25.27	$21.06	$12.31	$25.32	$25.97
Value at end of period	$21.92	$19.46	$23.17	$23.01	$24.48	$20.60	$25.27	$21.06	$12.31	$25.32
Number of accumulation units outstanding at end of period	20,512	12,716	14,256	13,059	14,563	13,648	27,761	36,056	10,146	82
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$23.63	$24.44	$21.30	$16.24	$13.56	$13.35	$10.89	$8.69	$11.74
Value at end of period	$27.04	$23.63	$24.44	$21.30	$16.24	$13.56	$13.35	$10.89	$8.69
Number of accumulation units outstanding at end of period	7,177	11,199	17,391	16,319	10,936	9,342	9,171	13,717	6,211
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$24.47	$25.47	$23.57	$17.00	$14.36	$14.59	$11.54	$9.09	$12.52
Value at end of period	$29.68	$24.47	$25.47	$23.57	$17.00	$14.36	$14.59	$11.54	$9.09
Number of accumulation units outstanding at end of period	4,255	3,991	3,504	3,031	2,219	2,037	2,522	3,167	960
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.61	$20.80	$20.38	$16.07	$13.24	$14.45	$12.48	$8.96	$15.05	$15.84
Value at end of period	$21.60	$21.61	$20.80	$20.38	$16.07	$13.24	$14.45	$12.48	$8.96	$15.05
Number of accumulation units outstanding at end of period	298,101	315,931	327,510	337,670	357,010	379,821	409,311	427,439	212,877	86,346
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$19.27	$20.26	$20.24	$18.06	$15.58	$15.73	$13.25	$7.95	$10.81
Value at end of period	$21.97	$19.27	$20.26	$20.24	$18.06	$15.58	$15.73	$13.25	$7.95
Number of accumulation units outstanding at end of period	11,882	13,682	15,762	16,081	12,040	9,878	15,935	10,133	964
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$24.10	$22.96	$20.52	$16.84	$14.74	$14.36	$12.63	$9.50	$12.52
Value at end of period	$25.97	$24.10	$22.96	$20.52	$16.84	$14.74	$14.36	$12.63	$9.50
Number of accumulation units outstanding at end of period	150,033	156,288	120,382	105,274	82,228	73,058	73,492	63,842	29,032
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$26.05	$25.60	$22.95	$17.02	$14.69	$15.30	$11.93	$8.17	$14.41	$14.91
Value at end of period	$27.91	$26.05	$25.60	$22.95	$17.02	$14.69	$15.30	$11.93	$8.17	$14.41
Number of accumulation units outstanding at end of period	293,004	338,206	343,411	365,894	372,890	414,600	456,632	461,823	186,942	102,737
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.88	$19.25	$17.96	$13.88	$11.87	$12.00	$10.47	$8.40	$11.31
Value at end of period	$21.18	$17.88	$19.25	$17.96	$13.88	$11.87	$12.00	$10.47	$8.40
Number of accumulation units outstanding at end of period	20,713	19,318	20,726	18,955	20,861	20,822	18,882	15,873	4,008
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$26.43	$23.91	$22.05	$15.88	$13.39	$13.56	$11.64	$8.16	$14.15	$14.68
Value at end of period	$26.76	$26.43	$23.91	$22.05	$15.88	$13.39	$13.56	$11.64	$8.16	$14.15
Number of accumulation units outstanding at end of period	76,378	87,388	88,487	108,668	112,429	115,103	117,656	127,488	81,169	22,841

CFI 360

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.86	$17.07	$17.30	$15.17	$12.81	$14.65	$12.90	$9.40	$18.67	$19.49
Value at end of period	$17.14	$16.86	$17.07	$17.30	$15.17	$12.81	$14.65	$12.90	$9.40	$18.67
Number of accumulation units outstanding at end of period	4,972	6,317	7,177	6,883	6,194	6,635	6,341	7,100	1,461	3
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.17	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33	$10.21
Value at end of period	$10.33	$10.17	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	37,823	39,287	42,873	42,023	42,206	36,821	36,539	40,427	16,456
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.94	$14.03	$14.47	$11.11	$9.14	$9.72	$9.04	$6.85	$9.24
Value at end of period	$14.31	$12.94	$14.03	$14.47	$11.11	$9.14	$9.72	$9.04	$6.85
Number of accumulation units outstanding at end of period	3,923	1,197	1,611	5,161	4,400	4,290	1,657	6,242	284
WANGER INTERNATIONAL
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.81	$12.83	$13.45	$11.02	$9.09	$10.67	$8.56	$5.73	$7.92
Value at end of period	$12.59	$12.81	$12.83	$13.45	$11.02	$9.09	$10.67	$8.56	$5.73
Number of accumulation units outstanding at end of period	5,466	9,614	10,545	11,888	7,029	6,153	4,106	6,432	304
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.49	$22.49	$21.86	$16.29	$13.78	$16.78	$13.29	$8.02	$15.78	$16.89
Value at end of period	$25.43	$22.49	$22.49	$21.86	$16.29	$13.78	$16.78	$13.29	$8.02	$15.78
Number of accumulation units outstanding at end of period	8,718	9,662	12,014	12,941	18,003	14,803	17,699	23,091	4,520	95
WANGER USA
(Funds were first received in this option during September 2008)
Value at beginning of period	$22.05	$22.25	$21.28	$15.95	$13.32	$13.84	$11.25	$7.93	$11.57
Value at end of period	$25.01	$22.05	$22.25	$21.28	$15.95	$13.32	$13.84	$11.25	$7.93
Number of accumulation units outstanding at end of period	5,134	4,674	6,182	6,018	7,066	5,940	5,130	5,161	2,889
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.34	$20.43	$18.43	$14.01	$12.49	$11.70	$10.35	$8.72	$13.08	$13.74
Value at end of period	$23.00	$20.34	$20.43	$18.43	$14.01	$12.49	$11.70	$10.35	$8.72	$13.08
Number of accumulation units outstanding at end of period	22,849	22,681	24,399	21,908	19,023	17,396	19,117	15,249	8,135	79

TABLE 42

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013

ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$22.09	$21.63	$20.70	$18.56
Value at end of period	$22.47	$22.09	$21.63	$20.70
Number of accumulation units outstanding at end of period	381	465	599	1,001

CFI 361

	Condensed Financial Information (continued)

	2016	2015	2014	2013

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$12.27	$12.58	$12.29	$12.54
Value at end of period	$12.81	$12.27	$12.58	$12.29
Number of accumulation units outstanding at end of period	586	44	44	44
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2013)
Value at beginning of period	$18.78	$19.65	$17.76	$15.82
Value at end of period	$21.64	$18.78	$19.65	$17.76
Number of accumulation units outstanding at end of period	23	10	0	83
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.24	$11.73	$11.88	$10.25
Value at end of period	$10.12	$11.24	$11.73	$11.88
Number of accumulation units outstanding at end of period	1,313	1,736	2,069	2,265
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2013)
Value at beginning of period	$17.96	$20.09	$18.37	$16.22
Value at end of period	$22.21	$17.96	$20.09	$18.37
Number of accumulation units outstanding at end of period	425	407	390	372
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.59	$16.49	$14.76	$12.37
Value at end of period	$17.71	$15.59	$16.49	$14.76
Number of accumulation units outstanding at end of period	3,702	5,768	7,491	7,270
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.68	$18.89	$19.46	$16.27
Value at end of period	$18.75	$18.68	$18.89	$19.46
Number of accumulation units outstanding at end of period	1,628	2,193	2,698	2,940
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.36	$23.27	$20.85	$17.51
Value at end of period	$25.15	$23.36	$23.27	$20.85
Number of accumulation units outstanding at end of period	6,202	8,008	8,187	8,689
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.08	$21.74	$21.69	$17.59
Value at end of period	$26.06	$20.08	$21.74	$21.69
Number of accumulation units outstanding at end of period	3,103	4,449	4,628	4,333
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.52	$15.07	$13.88	$11.75
Value at end of period	$17.41	$15.52	$15.07	$13.88
Number of accumulation units outstanding at end of period	5,558	7,577	8,882	16,699
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.27	$10.31	$9.77	$9.56
Value at end of period	$10.48	$10.27	$10.31	$9.77
Number of accumulation units outstanding at end of period	43	151	132	132

CFI 362

	Condensed Financial Information (continued)

	2016	2015	2014	2013

THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.11	$22.01	$20.20	$16.68
Value at end of period	$24.99	$23.11	$22.01	$20.20
Number of accumulation units outstanding at end of period	10,429	11,293	12,325	17,437
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during January 2016)
Value at beginning of period	$2.25
Value at end of period	$3.63
Number of accumulation units outstanding at end of period	1,508
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.37	$11.40	$11.43	$11.45
Value at end of period	$11.35	$11.37	$11.40	$11.43
Number of accumulation units outstanding at end of period	29,661	35,105	43,361	92,506
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$20.36	$20.71	$18.76	$16.90
Value at end of period	$22.28	$20.36	$20.71	$18.76
Number of accumulation units outstanding at end of period	1,984	3,375	3,430	3,261
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$15.54	$15.58
Value at end of period	$16.17	$15.54
Number of accumulation units outstanding at end of period	11,451	11,763
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.49	$9.60	$10.24	$9.57
Value at end of period	$9.54	$9.49	$9.60	$10.24
Number of accumulation units outstanding at end of period	3,306	3,194	3,145	2,901
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$29.04	$28.98	$26.70	$22.53
Value at end of period	$31.06	$29.04	$28.98	$26.70
Number of accumulation units outstanding at end of period	3,557	4,556	5,279	6,272
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$16.35	$16.06	$14.27	$12.68
Value at end of period	$18.08	$16.35	$16.06	$14.27
Number of accumulation units outstanding at end of period	476	476	476	379
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.26	$17.81	$15.85	$13.37
Value at end of period	$19.51	$17.26	$17.81	$15.85
Number of accumulation units outstanding at end of period	2,231	3,405	3,297	3,198
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.98	$17.84	$17.05	$14.05
Value at end of period	$20.50	$16.98	$17.84	$17.05
Number of accumulation units outstanding at end of period	2,312	2,226	2,131	2,046

CFI 363

Condensed Financial Information (continued)

	2016	2015	2014	2013

VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$27.77	$28.11	$26.69	$22.02
Value at end of period	$31.39	$27.77	$28.11	$26.69
Number of accumulation units outstanding at end of period	1,969	2,794	2,709	2,457
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.97	$12.97	$12.31	$12.25
Value at end of period	$13.23	$12.97	$12.97	$12.31
Number of accumulation units outstanding at end of period	1,712	3,501	2,991	2,758
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.12	$20.95	$18.54	$15.84
Value at end of period	$23.52	$21.12	$20.95	$18.54
Number of accumulation units outstanding at end of period	3,281	3,692	4,312	7,726
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$18.33	$17.86	$13.79	$14.24
Value at end of period	$19.05	$18.33	$17.86	$13.79
Number of accumulation units outstanding at end of period	0	593	593	598
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.52	$20.17	$18.37	$15.94
Value at end of period	$23.34	$19.52	$20.17	$18.37
Number of accumulation units outstanding at end of period	7,049	8,926	10,864	10,573
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$19.38	$23.08	$22.94	$21.77
Value at end of period	$21.82	$19.38	$23.08	$22.94
Number of accumulation units outstanding at end of period	350	264	250	248
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$24.37	$25.37	$23.49	$20.72
Value at end of period	$29.54	$24.37	$25.37	$23.49
Number of accumulation units outstanding at end of period	34	270	676	658
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.51	$20.72	$20.31	$17.06
Value at end of period	$21.50	$21.51	$20.72	$20.31
Number of accumulation units outstanding at end of period	6,509	7,433	7,138	8,089
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.19	$20.18	$20.17	$18.92
Value at end of period	$21.86	$19.19	$20.18	$20.17
Number of accumulation units outstanding at end of period	2,525	3,648	3,533	3,493
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$23.99	$22.87	$20.45	$18.84
Value at end of period	$25.85	$23.99	$22.87	$20.45
Number of accumulation units outstanding at end of period	34,876	19,805	16,640	17,839

CFI 364

	Condensed Financial Information (continued)

	2016	2015	2014	2013

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.80	$19.17	$17.90	$16.72
Value at end of period	$21.08	$17.80	$19.17	$17.90
Number of accumulation units outstanding at end of period	968	726	877	882
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$26.31	$23.82	$22.30
Value at end of period	$26.63	$26.31	$23.82
Number of accumulation units outstanding at end of period	0	125	125
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.13	$10.51	$11.29	$9.50
Value at end of period	$10.29	$10.13	$10.51	$11.29
Number of accumulation units outstanding at end of period	4,541	6,842	6,602	8,497
WANGER INTERNATIONAL
(Funds were first received in this option during April 2015)
Value at beginning of period	$12.75	$13.37
Value at end of period	$12.53	$12.75
Number of accumulation units outstanding at end of period	56	24
WANGER SELECT
(Funds were first received in this option during August 2013)
Value at beginning of period	$22.39	$22.41	$21.79	$19.77
Value at end of period	$25.31	$22.39	$22.41	$21.79
Number of accumulation units outstanding at end of period	2,412	2,372	2,258	3,140
WANGER USA
(Funds were first received in this option during July 2013)
Value at beginning of period	$21.96	$22.16	$21.21	$18.65
Value at end of period	$24.89	$21.96	$22.16	$21.21
Number of accumulation units outstanding at end of period	975	918	1,012	747

		TABLE 43
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
	(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009

ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$21.95	$21.50	$20.60	$17.50
Value at end of period	$22.30	$21.95	$21.50	$20.60
Number of accumulation units outstanding at end of period	38	271	358	343
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2010)
Value at beginning of period	$21.25	$21.42	$18.86	$15.42	$13.92	$14.24	$13.35
Value at end of period	$22.77	$21.25	$21.42	$18.86	$15.42	$13.92	$14.24
Number of accumulation units outstanding at end of period	1,853	1,759	1,979	2,142	1,772	937	6

CFI 365

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2010)
Value at beginning of period	$20.33	$21.01	$19.33	$14.96	$13.70	$13.50	$12.65
Value at end of period	$22.14	$20.33	$21.01	$19.33	$14.96	$13.70	$13.50
Number of accumulation units outstanding at end of period	2,126	1,647	1,207	964	271	1,089	7
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.19	$12.51	$12.23	$13.51	$12.72	$11.50
Value at end of period	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72
Number of accumulation units outstanding at end of period	8,642	8,361	8,213	7,961	7,513	5,866
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$18.68	$19.55	$17.70	$12.28	$10.25	$11.60	$10.75
Value at end of period	$21.50	$18.68	$19.55	$17.70	$12.28	$10.25	$11.60
Number of accumulation units outstanding at end of period	2,219	2,267	3,613	4,136	2,110	5,887	931
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.16	$11.65	$11.81	$9.47	$7.58	$8.21	$7.40
Value at end of period	$10.04	$11.16	$11.65	$11.81	$9.47	$7.58	$8.21
Number of accumulation units outstanding at end of period	1,748	1,797	1,609	3,986	500	496	496
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2013)
Value at beginning of period	$17.85	$20.00	$18.30	$14.63
Value at end of period	$22.06	$17.85	$20.00	$18.30
Number of accumulation units outstanding at end of period	392	722	1,706	2,558
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$8.92
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	142
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.11	$9.90
Value at end of period	$9.46	$10.11
Number of accumulation units outstanding at end of period	6,171	6,316
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during November 2009)
Value at beginning of period	$23.09	$24.91	$23.50	$17.70	$15.70	$15.86	$12.67	$11.53
Value at end of period	$28.13	$23.09	$24.91	$23.50	$17.70	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	315	248	422	775	548	777	40	36
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2013)
Value at beginning of period	$16.43	$16.86	$15.45	$15.39
Value at end of period	$17.65	$16.43	$16.86	$15.45
Number of accumulation units outstanding at end of period	3,481	3,474	3,475	3,474
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.26	$14.59	$11.25	$10.96	$10.74
Value at end of period	$16.05	$15.26	$14.59	$11.25	$10.96
Number of accumulation units outstanding at end of period	2,978	2,933	1,772	1,443	822

CFI 366

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.94	$14.31	$12.86	$9.87	$9.63
Value at end of period	$15.93	$13.94	$14.31	$12.86	$9.87
Number of accumulation units outstanding at end of period	1,345	1,126	244	234	222
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.47	$16.38	$14.68	$10.91	$9.40	$9.25
Value at end of period	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40
Number of accumulation units outstanding at end of period	2,035	2,117	1,782	578	474	117
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.86
Value at end of period	$15.45
Number of accumulation units outstanding at end of period	59
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.48	$18.71	$19.30	$16.13	$13.58	$15.78	$14.49	$14.61
Value at end of period	$18.54	$18.48	$18.71	$19.30	$16.13	$13.58	$15.78	$14.49
Number of accumulation units outstanding at end of period	4,297	3,865	4,528	3,446	3,315	3,532	1,614	2,558
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.12	$23.06	$20.68	$15.81	$13.64	$14.05	$12.03	$11.80
Value at end of period	$24.87	$23.12	$23.06	$20.68	$15.81	$13.64	$14.05	$12.03
Number of accumulation units outstanding at end of period	42,476	41,878	49,654	54,962	49,372	51,830	39,060	37,437
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.75	$18.56	$17.14	$13.43	$11.49	$11.43	$9.96	$10.00
Value at end of period	$20.86	$17.75	$18.56	$17.14	$13.43	$11.49	$11.43	$9.96
Number of accumulation units outstanding at end of period	22,587	23,079	23,576	25,198	25,049	24,410	8,177	10,320
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.22	$21.75	$19.62	$14.45	$12.65	$12.67	$10.25	$9.97
Value at end of period	$23.31	$23.22	$21.75	$19.62	$14.45	$12.65	$12.67	$10.25
Number of accumulation units outstanding at end of period	38,245	41,008	43,595	42,181	46,327	51,131	22,646	22,263
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.54	$16.03	$17.51	$13.48	$11.21	$13.58	$12.06	$12.22
Value at end of period	$15.64	$16.54	$16.03	$17.51	$13.48	$11.21	$13.58	$12.06
Number of accumulation units outstanding at end of period	5,150	4,892	4,514	7,893	4,835	3,536	1,535	1,868
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during 2009)
Value at beginning of period	$19.87	$21.54	$21.51	$15.85	$13.44	$14.02	$10.98	$8.54
Value at end of period	$25.77	$19.87	$21.54	$21.51	$15.85	$13.44	$14.02	$10.98
Number of accumulation units outstanding at end of period	7,166	8,027	7,695	8,275	6,155	5,476	2,651	2,253
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.41	$14.97	$13.80	$10.54	$9.03	$9.86
Value at end of period	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03
Number of accumulation units outstanding at end of period	5,175	5,677	4,466	4,015	1,284	1,171

CFI 367

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.11	$19.00	$18.26	$14.19	$12.91	$14.79
Value at end of period	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91
Number of accumulation units outstanding at end of period	136	98	59	38	38	34
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$57.02	$54.52	$50.48	$36.16	$37.19
Value at end of period	$58.08	$57.02	$54.52	$50.48	$36.16
Number of accumulation units outstanding at end of period	754	524	1,004	1,107	1,054
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during 2009)
Value at beginning of period	$19.45	$20.72	$19.24	$14.94	$13.18	$13.24	$12.13	$9.49
Value at end of period	$21.36	$19.45	$20.72	$19.24	$14.94	$13.18	$13.24	$12.13
Number of accumulation units outstanding at end of period	6,276	6,283	6,913	8,428	8,512	8,874	7,402	7,887
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.51	$11.86
Value at end of period	$10.65	$10.51
Number of accumulation units outstanding at end of period	721	518
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.55	$18.27	$17.46	$12.93	$11.19	$11.84
Value at end of period	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19
Number of accumulation units outstanding at end of period	473	420	336	336	0	362
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during 2009)
Value at beginning of period	$18.28	$19.07	$17.17	$13.23	$11.60	$12.13	$9.71	$7.70
Value at end of period	$21.19	$18.28	$19.07	$17.17	$13.23	$11.60	$12.13	$9.71
Number of accumulation units outstanding at end of period	10,100	10,277	10,319	11,454	13,974	14,811	4,271	4,059
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.52
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	10
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$17.68	$17.85	$16.25	$11.83	$10.52
Value at end of period	$19.35	$17.68	$17.85	$16.25	$11.83
Number of accumulation units outstanding at end of period	378	288	0	0	15
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.01	$21.94	$21.35	$16.90	$14.05	$15.28	$13.60	$13.38
Value at end of period	$23.34	$23.01	$21.94	$21.35	$16.90	$14.05	$15.28	$13.60
Number of accumulation units outstanding at end of period	7,389	7,147	5,606	4,050	3,620	3,226	2,017	1,961
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.63	$27.60	$29.11	$26.98	$22.41	$27.47	$21.72	$20.91
Value at end of period	$25.15	$23.63	$27.60	$29.11	$26.98	$22.41	$27.47	$21.72
Number of accumulation units outstanding at end of period	14,340	14,017	15,413	19,011	16,351	14,370	12,576	12,545

CFI 368

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.31	$24.87	$22.30	$15.88	$13.51	$13.43
Value at end of period	$27.40	$23.31	$24.87	$22.30	$15.88	$13.51
Number of accumulation units outstanding at end of period	1,869	5,178	8,593	5,078	135	128
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.26	$16.41	$15.26	$13.16	$11.88	$12.06
Value at end of period	$17.13	$16.26	$16.41	$15.26	$13.16	$11.88
Number of accumulation units outstanding at end of period	456	473	0	0	0	986
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$5.91
Value at end of period	$6.22
Number of accumulation units outstanding at end of period	584
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.24	$14.69	$14.31	$15.82	$14.61	$13.14	$12.20	$12.02
Value at end of period	$14.92	$14.24	$14.69	$14.31	$15.82	$14.61	$13.14	$12.20
Number of accumulation units outstanding at end of period	877	343	1,421	1,336	2,646	1,799	1,417	1,417
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$6.53	$7.74	$8.89	$9.10	$8.16	$10.70	$9.27	$9.09
Value at end of period	$6.91	$6.53	$7.74	$8.89	$9.10	$8.16	$10.70	$9.27
Number of accumulation units outstanding at end of period	4,824	6,131	5,047	4,906	3,724	5,164	4,278	3,535
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$17.44	$18.23	$18.29	$16.38	$14.17	$14.47	$12.38
Value at end of period	$19.84	$17.44	$18.23	$18.29	$16.38	$14.17	$14.47
Number of accumulation units outstanding at end of period	505	505	819	729	228	217	127
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43	$8.85
Value at end of period	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43
Number of accumulation units outstanding at end of period	2,840	4,169	2,745	2,779	2,684	2,685	2,685
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.20
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	10
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.05	$19.97	$19.74	$19.39	$16.81	$17.29	$15.40	$15.19
Value at end of period	$20.15	$19.05	$19.97	$19.74	$19.39	$16.81	$17.29	$15.40
Number of accumulation units outstanding at end of period	3,639	3,311	3,787	2,837	3,985	3,341	764	626
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.25	$12.27	$11.67	$11.95	$11.34	$10.76
Value at end of period	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34
Number of accumulation units outstanding at end of period	1,856	1,728	1,800	1,366	1,210	430

CFI 369

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.87	$21.80	$20.03	$15.03	$12.52	$13.21	$11.81	$11.54
Value at end of period	$24.70	$22.87	$21.80	$20.03	$15.03	$12.52	$13.21	$11.81
Number of accumulation units outstanding at end of period	5,636	5,175	4,990	5,078	4,981	5,038	2,052	775
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$2.48	$3.39	$3.72	$7.69	$8.78	$10.37
Value at end of period	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	18,515	25,085	24,365	27,131	22,327	1,497
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.96	$16.32	$15.43	$13.27	$11.73	$11.93	$10.50	$8.84
Value at end of period	$17.14	$15.96	$16.32	$15.43	$13.27	$11.73	$11.93	$10.50
Number of accumulation units outstanding at end of period	9,597	10,213	9,785	9,740	9,562	6,450	3,413	3,681
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.67	$9.79
Value at end of period	$10.77	$9.67
Number of accumulation units outstanding at end of period	914	806
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.19	$14.88	$14.88	$15.56	$14.48	$14.02	$12.15	$12.09
Value at end of period	$15.02	$14.19	$14.88	$14.88	$15.56	$14.48	$14.02	$12.15
Number of accumulation units outstanding at end of period	5,736	5,654	6,379	7,064	8,827	8,696	6,245	5,964
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.41	$10.03
Value at end of period	$9.94	$9.41
Number of accumulation units outstanding at end of period	24,404	25,137
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.65	$11.51	$11.01	$11.26	$10.99	$10.88
Value at end of period	$11.79	$11.65	$11.51	$11.01	$11.26	$10.99
Number of accumulation units outstanding at end of period	9	0	337	337	337	337
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$11.24	$11.28	$11.32	$11.37	$11.41	$11.45	$11.47	$11.48
Value at end of period	$11.21	$11.24	$11.28	$11.32	$11.37	$11.41	$11.45	$11.47
Number of accumulation units outstanding at end of period	76,446	76,424	95,133	98,806	13,762	16,946	2,562	1,475
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$20.12	$20.50	$18.59	$14.28	$12.39	$12.47	$10.97	$8.45
Value at end of period	$22.00	$20.12	$20.50	$18.59	$14.28	$12.39	$12.47	$10.97
Number of accumulation units outstanding at end of period	130,264	129,316	138,520	139,709	123,953	125,758	110,056	114,228
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.78	$19.25	$19.10	$18.16	$15.99	$15.37	$13.51	$13.04
Value at end of period	$21.44	$18.78	$19.25	$19.10	$18.16	$15.99	$15.37	$13.51
Number of accumulation units outstanding at end of period	3,632	2,916	2,902	2,638	2,511	806	739	711

CFI 370

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$19.65	$19.56	$17.25	$13.03	$11.43	$11.48	$10.12	$8.25
Value at end of period	$21.58	$19.65	$19.56	$17.25	$13.03	$11.43	$11.48	$10.12
Number of accumulation units outstanding at end of period	32,810	35,420	35,974	37,591	37,226	38,737	28,228	29,644
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$21.79	$22.28	$20.42	$15.23	$12.99	$13.20	$10.87	$8.29
Value at end of period	$25.64	$21.79	$22.28	$20.42	$15.23	$12.99	$13.20	$10.87
Number of accumulation units outstanding at end of period	16,134	16,853	16,761	13,750	15,964	17,051	7,029	9,165
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$19.51	$20.23	$19.27	$13.56	$12.11	$12.25	$10.01	$8.05
Value at end of period	$24.74	$19.51	$20.23	$19.27	$13.56	$12.11	$12.25	$10.01
Number of accumulation units outstanding at end of period	8,830	8,317	7,869	7,343	7,039	7,360	5,894	7,639
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.28	$16.67	$15.74	$14.49
Value at end of period	$17.50	$16.28	$16.67	$15.74
Number of accumulation units outstanding at end of period	133	77	77	77
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.36	$15.33	$14.43	$14.51	$13.31	$12.43	$11.36	$10.22
Value at end of period	$15.96	$15.36	$15.33	$14.43	$14.51	$13.31	$12.43	$11.36
Number of accumulation units outstanding at end of period	16,682	16,322	13,167	14,994	15,593	19,032	5,350	5,115
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58	$7.72
Value at end of period	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58
Number of accumulation units outstanding at end of period	5,880	4,906	2,289	2,065	1,830	1,554	1,200	1,856
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.12	$18.05	$15.95	$12.23	$10.40	$10.33
Value at end of period	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	59,508	59,705	62,134	36,538	36,659	28,846
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.77	$14.47	$13.19	$10.12	$8.86	$8.59	$7.23	$7.07
Value at end of period	$15.62	$13.77	$14.47	$13.19	$10.12	$8.86	$8.59	$7.23
Number of accumulation units outstanding at end of period	20,800	21,927	21,916	17,567	11,844	12,942	770	525
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$28.71	$28.68	$26.45	$20.12	$17.69	$17.86	$13.75	$9.76
Value at end of period	$30.67	$28.71	$28.68	$26.45	$20.12	$17.69	$17.86	$13.75
Number of accumulation units outstanding at end of period	10,328	9,934	9,924	9,602	5,539	6,166	1,753	2,830
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2011)
Value at beginning of period	$16.60	$16.72	$14.56	$11.19	$10.17	$11.20
Value at end of period	$17.99	$16.60	$16.72	$14.56	$11.19	$10.17
Number of accumulation units outstanding at end of period	1,636	1,551	1,989	1,245	1,153	2,116

CFI 371

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16	$13.89
Value at end of period	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16
Number of accumulation units outstanding at end of period	879	1,079	5,318	1,280	284	143	106
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2011)
Value at beginning of period	$16.22	$15.96	$14.19	$10.79	$9.37	$9.75
Value at end of period	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37
Number of accumulation units outstanding at end of period	5,751	3,457	3,519	586	367	181
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16	$11.78
Value at end of period	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16
Number of accumulation units outstanding at end of period	612	688	2,647	1,005	221	127	209
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89	$12.51
Value at end of period	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	354	468	849	932	1,565	1,949	796	121
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$17.13	$17.70	$15.76	$14.05
Value at end of period	$19.35	$17.13	$17.70	$15.76
Number of accumulation units outstanding at end of period	2,340	2,927	2,529	2,449
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2010)
Value at beginning of period	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09	$10.72
Value at end of period	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09
Number of accumulation units outstanding at end of period	386	486	1,154	47	47	43	560
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$27.45	$27.81	$26.44	$19.09	$16.64	$16.56	$12.57	$9.63
Value at end of period	$31.00	$27.45	$27.81	$26.44	$19.09	$16.64	$16.56	$12.57
Number of accumulation units outstanding at end of period	5,258	5,101	3,708	4,671	4,102	4,279	2,945	268
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$25.14	$25.44	$23.98	$17.47	$15.32	$15.77	$12.73	$10.02
Value at end of period	$31.17	$25.14	$25.44	$23.98	$17.47	$15.32	$15.77	$12.73
Number of accumulation units outstanding at end of period	7,436	8,695	8,296	8,767	9,489	11,445	9,746	9,393
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.91	$15.99	$15.21	$13.13	$11.62	$11.60
Value at end of period	$16.78	$15.91	$15.99	$15.21	$13.13	$11.62
Number of accumulation units outstanding at end of period	4,431	4,627	3,228	2,444	3,084	2,838
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.60	$16.75	$15.91	$13.28	$11.58	$12.19	$10.68	$10.55
Value at end of period	$17.57	$16.60	$16.75	$15.91	$13.28	$11.58	$12.19	$10.68
Number of accumulation units outstanding at end of period	5,085	4,567	3,072	3,675	3,574	3,133	1,790	1,694

CFI 372

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.01	$17.24	$16.31	$13.27	$11.54	$12.21	$10.65	$10.54
Value at end of period	$18.02	$17.01	$17.24	$16.31	$13.27	$11.54	$12.21	$10.65
Number of accumulation units outstanding at end of period	2,922	2,207	1,697	1,848	1,653	2,075	1,243	1,016
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$16.20	$17.06
Value at end of period	$17.17	$16.20
Number of accumulation units outstanding at end of period	26	840
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.86	$13.37
Value at end of period	$13.62	$12.86
Number of accumulation units outstanding at end of period	0	34
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.08	$15.40
Value at end of period	$15.69	$15.08
Number of accumulation units outstanding at end of period	0	514
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.80	$13.20
Value at end of period	$13.50	$12.80
Number of accumulation units outstanding at end of period	8	9
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.89	$15.99	$15.06	$13.48	$12.05	$11.89	$10.75	$9.15
Value at end of period	$16.73	$15.89	$15.99	$15.06	$13.48	$12.05	$11.89	$10.75
Number of accumulation units outstanding at end of period	564	530	489	453	415	1,858	326	276
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$16.43	$16.69	$15.72	$12.90	$11.26	$11.65	$10.34	$8.29
Value at end of period	$17.49	$16.43	$16.69	$15.72	$12.90	$11.26	$11.65	$10.34
Number of accumulation units outstanding at end of period	5,979	5,746	6,989	5,066	4,790	5,009	5,304	4,944
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$16.11	$16.27	$15.31	$13.18	$11.65	$11.76	$10.54	$9.69
Value at end of period	$17.11	$16.11	$16.27	$15.31	$13.18	$11.65	$11.76	$10.54
Number of accumulation units outstanding at end of period	2,047	1,522	580	447	323	201	920	696
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80	$10.84
Value at end of period	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80
Number of accumulation units outstanding at end of period	1,602	416	586	567	369	359	19	19
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$20.88	$20.74	$18.36	$16.33
Value at end of period	$23.22	$20.88	$20.74	$18.36
Number of accumulation units outstanding at end of period	2,264	3,003	2,637	2,505

CFI 373

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$24.34	$24.87	$22.20	$16.97	$14.64	$15.97
Value at end of period	$30.08	$24.34	$24.87	$22.20	$16.97	$14.64
Number of accumulation units outstanding at end of period	3,603	3,621	2,862	2,468	2,167	1,852
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.83	$23.08	$22.21	$16.06	$13.48	$13.24	$10.50	$10.33
Value at end of period	$22.91	$21.83	$23.08	$22.21	$16.06	$13.48	$13.24	$10.50
Number of accumulation units outstanding at end of period	5,229	5,075	6,253	7,436	7,782	7,195	5,373	5,763
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95	$8.87
Value at end of period	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95
Number of accumulation units outstanding at end of period	2,129	2,003	1,898	1,951	1,620	1,516	1,347	625
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.14	$17.69	$13.68	$13.46	$11.69	$10.72	$8.41	$7.63
Value at end of period	$18.84	$18.14	$17.69	$13.68	$13.46	$11.69	$10.72	$8.41
Number of accumulation units outstanding at end of period	2,040	4,286	4,791	3,181	2,833	3,164	5,141	2,872
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.02	$18.54	$16.50	$12.30	$11.00	$11.58	$10.38	$10.17
Value at end of period	$20.54	$19.02	$18.54	$16.50	$12.30	$11.00	$11.58	$10.38
Number of accumulation units outstanding at end of period	2,688	2,608	2,555	2,543	2,571	2,549	1,561	761
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.33	$16.90	$16.26	$11.66	$10.25	$10.58	$8.14
Value at end of period	$20.12	$16.33	$16.90	$16.26	$11.66	$10.25	$10.58
Number of accumulation units outstanding at end of period	77	784	744	913	784	1,345	786
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.13	$23.61	$22.36	$16.51	$14.46	$16.30	$12.75	$12.60
Value at end of period	$25.75	$23.13	$23.61	$22.36	$16.51	$14.46	$16.30	$12.75
Number of accumulation units outstanding at end of period	826	747	743	864	639	572	475	418
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.65	$18.85	$17.34	$12.89	$10.91	$11.19	$9.76	$9.62
Value at end of period	$20.71	$17.65	$18.85	$17.34	$12.89	$10.91	$11.19	$9.76
Number of accumulation units outstanding at end of period	1,933	1,922	2,004	1,985	6,023	5,992	4,347	3,951
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.29	$19.77	$18.22	$14.64	$13.03	$13.23	$11.82	$11.79
Value at end of period	$22.14	$19.29	$19.77	$18.22	$14.64	$13.03	$13.23	$11.82
Number of accumulation units outstanding at end of period	14,048	15,393	15,605	22,531	21,814	21,646	12,351	12,153
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.32	$19.98	$18.22	$13.66	$11.98	$12.29	$10.97	$11.00
Value at end of period	$23.08	$19.32	$19.98	$18.22	$13.66	$11.98	$12.29	$10.97
Number of accumulation units outstanding at end of period	2,617	2,406	2,615	2,460	1,290	1,208	627	238

CFI 374

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.18	$22.86	$22.75	$24.23	$20.42	$25.09	$20.94	$20.25
Value at end of period	$21.57	$19.18	$22.86	$22.75	$24.23	$20.42	$25.09	$20.94
Number of accumulation units outstanding at end of period	3,366	3,225	2,930	3,194	3,792	4,139	1,734	1,487
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.29	$24.11	$21.06	$16.07	$13.44	$13.13
Value at end of period	$26.60	$23.29	$24.11	$21.06	$16.07	$13.44
Number of accumulation units outstanding at end of period	695	644	428	334	202	106
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$24.11	$25.14	$23.29	$16.83	$14.24	$15.54
Value at end of period	$29.20	$24.11	$25.14	$23.29	$16.83	$14.24
Number of accumulation units outstanding at end of period	1,531	1,359	1,209	1,085	825	746
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.29	$20.53	$20.14	$15.91	$13.13	$14.34	$12.41	$12.25
Value at end of period	$21.25	$21.29	$20.53	$20.14	$15.91	$13.13	$14.34	$12.41
Number of accumulation units outstanding at end of period	43,803	48,488	49,237	52,898	55,838	60,362	41,335	41,022
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.99	$19.99	$20.00	$17.88	$15.44	$15.62	$13.18	$12.83
Value at end of period	$21.62	$18.99	$19.99	$20.00	$17.88	$15.44	$15.62	$13.18
Number of accumulation units outstanding at end of period	7,637	2,880	3,024	8,044	2,053	442	11	1,025
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.75	$22.66	$20.28	$16.66	$14.61	$14.48
Value at end of period	$25.55	$23.75	$22.66	$20.28	$16.66	$14.61
Number of accumulation units outstanding at end of period	13,735	14,237	12,892	12,651	2,429	4,443
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$25.67	$25.26	$22.68	$16.85	$14.57	$15.19	$11.86	$11.57
Value at end of period	$27.46	$25.67	$25.26	$22.68	$16.85	$14.57	$15.19	$11.86
Number of accumulation units outstanding at end of period	110,696	128,980	128,214	135,245	137,382	148,506	109,532	112,758
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.61	$19.00	$17.75	$13.74	$11.77	$11.92	$10.41	$10.32
Value at end of period	$20.84	$17.61	$19.00	$17.75	$13.74	$11.77	$11.92	$10.41
Number of accumulation units outstanding at end of period	3,282	6,055	5,623	5,153	2,439	2,443	280	244
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$26.04	$23.60	$21.80	$15.71	$13.27	$13.47	$11.57	$11.06
Value at end of period	$26.33	$26.04	$23.60	$21.80	$15.71	$13.27	$13.47	$11.57
Number of accumulation units outstanding at end of period	19,338	19,206	17,991	17,190	24,526	23,615	8,508	7,184
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.62	$16.84	$17.10	$15.02	$12.70	$14.54	$12.83	$13.16
Value at end of period	$16.87	$16.62	$16.84	$17.10	$15.02	$12.70	$14.54	$12.83
Number of accumulation units outstanding at end of period	560	616	752	506	475	444	106	75

CFI 375

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.05	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32	$8.49
Value at end of period	$10.20	$10.05	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32
Number of accumulation units outstanding at end of period	17,292	16,662	16,043	14,477	14,079	12,980	13,064	14,326
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.75	$13.85	$14.30	$10.99	$9.06	$9.00
Value at end of period	$14.08	$12.75	$13.85	$14.30	$10.99	$9.06
Number of accumulation units outstanding at end of period	4	17	144	207	140	113
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52	$8.44
Value at end of period	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52
Number of accumulation units outstanding at end of period	4,629	4,448	4,373	4,224	3,272	2,906	3,399	2,399
WANGER SELECT
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.16	$22.20	$21.61	$16.12	$13.66	$16.66	$13.22	$12.64
Value at end of period	$25.02	$22.16	$22.20	$21.61	$16.12	$13.66	$16.66	$13.22
Number of accumulation units outstanding at end of period	4,865	4,651	4,492	4,311	4,172	4,297	2,039	1,456
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$21.73	$21.95	$21.03	$15.79	$13.21	$13.74	$12.67
Value at end of period	$24.61	$21.73	$21.95	$21.03	$15.79	$13.21	$13.74
Number of accumulation units outstanding at end of period	1,329	1,621	1,604	2,725	2,599	2,908	1,957
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.04	$20.17	$18.21	$13.87	$12.38	$11.62	$10.29	$9.96
Value at end of period	$22.63	$20.04	$20.17	$18.21	$13.87	$12.38	$11.62	$10.29
Number of accumulation units outstanding at end of period	2,558	2,376	2,101	764	647	1,485	64	44

TABLE 44
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$40.90	$41.68	$37.82	$29.08	$25.23	$25.41	$22.36	$17.25	$27.78	$25.98
Value at end of period	$44.70	$40.90	$41.68	$37.82	$29.08	$25.23	$25.41	$22.36	$17.25	$27.78
Number of accumulation units outstanding at end of period	675	675	675	675	674	675	675	675	674	783
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$19.08	$18.01	$16.89
Value at end of period	$19.74	$19.08	$18.01
Number of accumulation units outstanding at end of period	0	0	434

CFI 376

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.04	$29.52	$27.83	$22.84	$19.95	$20.64	$18.34	$14.71	$23.11	$22.10
Value at end of period	$30.91	$29.04	$29.52	$27.83	$22.84	$19.95	$20.64	$18.34	$14.71	$23.11
Number of accumulation units outstanding at end of period	1,447	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.79	$28.07	$26.43	$22.77	$20.14	$20.34	$18.24	$15.04	$21.73	$20.69
Value at end of period	$29.50	$27.79	$28.07	$26.43	$22.77	$20.14	$20.34	$18.24	$15.04	$21.73
Number of accumulation units outstanding at end of period	510	509	509	509	509	509	509	509	509	509
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78
Value at end of period	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62
Number of accumulation units outstanding at end of period	1,817	1,816	1,816	1,816	1,817	1,816	1,816	1,817	1,816	1,816
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14
Value at end of period	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70
Number of accumulation units outstanding at end of period	95	95	95	95	95	95	95	95	95	95
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$51.04	$46.27	$42.76	$30.85	$26.06	$26.46	$22.74	$15.98	$27.78	$25.39
Value at end of period	$51.58	$51.04	$46.27	$42.76	$30.85	$26.06	$26.46	$22.74	$15.98	$27.78
Number of accumulation units outstanding at end of period	51	51	51	51	51	51	51	51	51	51

TABLE 45
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011

FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$29.72	$29.67	$26.63	$20.39	$17.60	$17.53
Value at end of period	$31.93	$29.72	$29.67	$26.63	$20.39	$17.60
Number of accumulation units outstanding at end of period	25,387	24,393	20,788	28,024	28,921	36,699
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.71	$20.62	$19.06	$14.95	$12.81	$12.42
Value at end of period	$23.14	$19.71	$20.62	$19.06	$14.95	$12.81
Number of accumulation units outstanding at end of period	868	867	868	868	843	863
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$20.51	$19.23	$17.37	$16.51
Value at end of period	$20.57	$20.51	$19.23	$17.37
Number of accumulation units outstanding at end of period	4,630	3,344	9,910	742
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.28	$18.70	$20.44	$15.75	$13.11	$13.45
Value at end of period	$18.21	$19.28	$18.70	$20.44	$15.75	$13.11
Number of accumulation units outstanding at end of period	2,115	2,115	1,873	1,874	2,486	6,017

CFI 377

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011

FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during November 2011)
Value at beginning of period	$28.77	$31.22	$31.20	$23.01	$19.54	$19.07
Value at end of period	$37.26	$28.77	$31.22	$31.20	$23.01	$19.54
Number of accumulation units outstanding at end of period	2,357	1,651	1,059	1,695	1,202	1,102
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$56.80	$54.37	$50.39	$46.75
Value at end of period	$57.80	$56.80	$54.37	$50.39
Number of accumulation units outstanding at end of period	421	303	210	200
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.86	$22.25	$20.68	$16.08	$14.19	$14.32
Value at end of period	$22.89	$20.86	$22.25	$20.68	$16.08	$14.19
Number of accumulation units outstanding at end of period	13	13	13	13	28	773
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during November 2013)
Value at beginning of period	$24.85	$25.96	$23.39	$22.48
Value at end of period	$28.78	$24.85	$25.96	$23.39
Number of accumulation units outstanding at end of period	2,049	1,445	786	82
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.06	$18.49	$17.50	$15.07	$13.33	$13.31
Value at end of period	$19.37	$18.06	$18.49	$17.50	$15.07	$13.33
Number of accumulation units outstanding at end of period	2,306	2,306	2,306	2,306	2,318	2,345
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.92	$14.62	$14.64	$15.32	$14.27	$14.36
Value at end of period	$14.73	$13.92	$14.62	$14.64	$15.32	$14.27
Number of accumulation units outstanding at end of period	1,596	1,494	1,434	3,173	2,719	9,537
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.40	$10.03
Value at end of period	$9.92	$9.40
Number of accumulation units outstanding at end of period	3,830	3,453
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.69	$11.74	$11.80	$11.86	$11.91	$11.92
Value at end of period	$11.65	$11.69	$11.74	$11.80	$11.86	$11.91
Number of accumulation units outstanding at end of period	7,419	6,304	7,824	3,883	3,904	5,519
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.90	$19.27	$17.49	$13.45	$11.68	$11.45
Value at end of period	$20.64	$18.90	$19.27	$17.49	$13.45	$11.68
Number of accumulation units outstanding at end of period	3,161	3,008	2,589	2,589	1,514	2,377
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.99	$19.92	$17.59	$13.30	$11.68	$11.46
Value at end of period	$21.93	$19.99	$19.92	$17.59	$13.30	$11.68
Number of accumulation units outstanding at end of period	2,325	1,308	730	500	0	10,290

CFI 378

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011

VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$28.35	$29.01	$26.61	$19.88	$16.97	$16.95
Value at end of period	$33.33	$28.35	$29.01	$26.61	$19.88	$16.97
Number of accumulation units outstanding at end of period	3,160	2,196	1,202	519	374	374
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$26.70	$27.72	$26.43	$18.61	$16.64	$16.22
Value at end of period	$33.83	$26.70	$27.72	$26.43	$18.61	$16.64
Number of accumulation units outstanding at end of period	1,454	1,454	1,253	1,253	1,253	1,253
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.79	$18.77	$17.69	$17.80	$16.35	$16.17
Value at end of period	$19.51	$18.79	$18.77	$17.69	$17.80	$16.35
Number of accumulation units outstanding at end of period	1,902	1,903	2,178	2,572	4,366	15,050
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.35	$9.48	$10.13	$8.38	$7.09	$7.11
Value at end of period	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09
Number of accumulation units outstanding at end of period	127	127	2,282	2,282	4,818	4,821
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.03	$17.97	$15.90	$12.20	$10.38	$10.46
Value at end of period	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	2,268	1,804	1,372	1,033	1,033	1,033
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.62	$14.32	$13.08	$10.04	$8.80	$8.48
Value at end of period	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80
Number of accumulation units outstanding at end of period	7,132	7,812	8,027	13,254	6,537	17,822
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$31.21	$31.20	$28.81	$21.94	$19.31	$19.50
Value at end of period	$33.31	$31.21	$31.20	$28.81	$21.94	$19.31
Number of accumulation units outstanding at end of period	889	440	473	543	289	114
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.42	$16.56	$14.43	$11.10	$10.10	$10.04
Value at end of period	$17.77	$16.42	$16.56	$14.43	$11.10	$10.10
Number of accumulation units outstanding at end of period	2,856	1,027	0	3,264	3,264	2,753
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.30	$20.59	$19.59	$14.16	$12.35	$12.15
Value at end of period	$22.91	$20.30	$20.59	$19.59	$14.16	$12.35
Number of accumulation units outstanding at end of period	2,310	2,471	1,005	98	0	6,768
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$28.93	$29.30	$27.64	$20.17	$17.70	$17.27
Value at end of period	$35.83	$28.93	$29.30	$27.64	$20.17	$17.70
Number of accumulation units outstanding at end of period	69	10	10	10	19	35

CFI 379

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.92	$18.05	$17.02	$15.25	$13.65	$13.54
Value at end of period	$18.85	$17.92	$18.05	$17.02	$15.25	$13.65
Number of accumulation units outstanding at end of period	7,070	4,720	2,141	370	16	806
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.81	$19.30	$17.80	$14.32	$12.76	$12.43
Value at end of period	$21.58	$18.81	$19.30	$17.80	$14.32	$12.76
Number of accumulation units outstanding at end of period	17,170	12,575	7,980	5,178	10,653	28,175
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.60	$19.88	$19.53	$15.44	$12.75	$12.84
Value at end of period	$20.54	$20.60	$19.88	$19.53	$15.44	$12.75
Number of accumulation units outstanding at end of period	8,973	8,223	7,887	13,719	13,986	15,370
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$24.31	$23.95	$21.53	$20.56
Value at end of period	$25.99	$24.31	$23.95	$21.53
Number of accumulation units outstanding at end of period	2,234	2,200	1,629	413
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$27.26	$24.72	$22.86	$16.50	$13.94	$14.19
Value at end of period	$27.53	$27.26	$24.72	$22.86	$16.50	$13.94
Number of accumulation units outstanding at end of period	2,114	2,335	2,580	3,430	21,800	3,950
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.98	$10.37	$11.16	$9.32	$7.88	$7.94
Value at end of period	$10.11	$9.98	$10.37	$11.16	$9.32	$7.88
Number of accumulation units outstanding at end of period	0	0	0	3,899	3,901	3,242

		TABLE 46
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$20.76	$21.00	$18.56	$15.22	$13.79	$14.34
Value at end of period	$22.17	$20.76	$21.00	$18.56	$15.22	$13.79
Number of accumulation units outstanding at end of period	324	266	181	93	93	93
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.86	$20.60	$19.02	$14.77	$13.58	$13.41
Value at end of period	$21.56	$19.86	$20.60	$19.02	$14.77	$13.58
Number of accumulation units outstanding at end of period	368	309	220	185	135	133

CFI 380

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23	$11.34
Value at end of period	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23
Number of accumulation units outstanding at end of period	2,471	0	0	0	332	238	10
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2012)
Value at beginning of period	$17.50	$19.68	$18.07	$12.60	$12.37
Value at end of period	$21.55	$17.50	$19.68	$18.07	$12.60
Number of accumulation units outstanding at end of period	11	0	576	3,430	2
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.15
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	1,426
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.09	$10.68
Value at end of period	$9.41	$10.09
Number of accumulation units outstanding at end of period	1,495	999
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during April 2010)
Value at beginning of period	$22.56	$24.42	$23.12	$17.48	$15.55	$15.77	$14.59
Value at end of period	$27.39	$22.56	$24.42	$23.12	$17.48	$15.55	$15.77
Number of accumulation units outstanding at end of period	962	1,063	1,274	1,203	175	175	175
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.01	$14.40	$11.15	$10.90	$10.07
Value at end of period	$15.74	$15.01	$14.40	$11.15	$10.90
Number of accumulation units outstanding at end of period	358	207	223	170	104
COLUMBIA ACORN® FUND (CLASS Z)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.54	$15.91	$15.89	$12.23	$10.45	$11.04	$8.83	$6.37	$9.56
Value at end of period	$17.02	$15.54	$15.91	$15.89	$12.23	$10.45	$11.04	$8.83	$6.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	28	28	271
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.59	$14.01	$12.63	$9.73	$8.52	$9.05	$7.84	$6.20	$9.02
Value at end of period	$15.49	$13.59	$14.01	$12.63	$9.73	$8.52	$9.05	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	187
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.14	$10.30	$10.66	$8.94	$7.56	$8.81	$8.12	$5.88	$8.34
Value at end of period	$10.13	$10.14	$10.30	$10.66	$8.94	$7.56	$8.81	$8.12	$5.88
Number of accumulation units outstanding at end of period	6,664	7,441	5,554	4,887	5,453	6,103	5,315	5,853	5,628
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.29	$14.30	$12.87	$9.88	$8.55	$8.84	$7.59	$5.64	$8.34
Value at end of period	$15.32	$14.29	$14.30	$12.87	$9.88	$8.55	$8.84	$7.59	$5.64
Number of accumulation units outstanding at end of period	47,431	46,726	51,082	61,944	69,720	68,421	73,979	78,775	73,289

CFI 381

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.31	$12.92	$11.97	$9.41	$8.08	$8.07	$7.06	$5.46	$8.09
Value at end of period	$14.42	$12.31	$12.92	$11.97	$9.41	$8.08	$8.07	$7.06	$5.46
Number of accumulation units outstanding at end of period	13,037	12,539	12,328	11,721	11,400	10,496	12,197	15,464	1,276
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.53	$13.66	$12.36	$9.14	$8.03	$8.07	$6.55	$5.14	$8.25
Value at end of period	$14.53	$14.53	$13.66	$12.36	$9.14	$8.03	$8.07	$6.55	$5.14
Number of accumulation units outstanding at end of period	28,437	28,687	37,362	33,591	25,035	22,105	22,685	23,855	23,298
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.27	$9.02	$9.88	$7.63	$6.37	$7.75	$6.90	$5.50	$7.96
Value at end of period	$8.74	$9.27	$9.02	$9.88	$7.63	$6.37	$7.75	$6.90	$5.50
Number of accumulation units outstanding at end of period	1,176	1,103	1,034	1,622	1,504	1,362	1,273	1,094	1,313
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.39	$15.66	$15.68	$11.60	$9.87	$10.33	$8.12	$6.33	$9.57
Value at end of period	$18.60	$14.39	$15.66	$15.68	$11.60	$9.87	$10.33	$8.12	$6.33
Number of accumulation units outstanding at end of period	1,646	1,599	1,540	1,419	1,293	1,174	1,179	2,265	1,766
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.03	$14.65	$13.55	$10.39	$8.94	$9.10
Value at end of period	$16.78	$15.03	$14.65	$13.55	$10.39	$8.94
Number of accumulation units outstanding at end of period	492	370	291	223	149	56
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2015)
Value at beginning of period	$17.69	$18.63
Value at end of period	$19.67	$17.69
Number of accumulation units outstanding at end of period	15	14
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.27	$53.99	$50.16	$36.06	$37.18
Value at end of period	$57.12	$56.27	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	455	455	455	119	119
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.70	$14.65	$13.65	$10.64	$9.41	$9.49	$8.73	$6.85	$9.52
Value at end of period	$15.00	$13.70	$14.65	$13.65	$10.64	$9.41	$9.49	$8.73	$6.85
Number of accumulation units outstanding at end of period	198	198	198	198	305	240	206	169	123
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during March 2016)
Value at beginning of period	$9.60
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	180
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.23	$13.86	$12.52	$9.68	$8.51	$8.94	$7.18	$5.71	$8.34
Value at end of period	$15.29	$13.23	$13.86	$12.52	$9.68	$8.51	$8.94	$7.18	$5.71
Number of accumulation units outstanding at end of period	2,860	2,844	2,842	2,735	2,061	1,871	1,671	1,315	874

CFI 382

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$15.02	$15.22	$13.91	$12.81
Value at end of period	$16.39	$15.02	$15.22	$13.91
Number of accumulation units outstanding at end of period	1,070	202	0	519
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.81	$13.21	$12.90	$10.25	$8.55	$9.33	$8.34	$6.11	$8.60
Value at end of period	$13.96	$13.81	$13.21	$12.90	$10.25	$8.55	$9.33	$8.34	$6.11
Number of accumulation units outstanding at end of period	897	710	2,003	4,009	60	0	0	81	46
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.82	$11.51	$12.18	$11.32	$9.44	$11.61	$9.22	$5.11	$8.47
Value at end of period	$10.41	$9.82	$11.51	$12.18	$11.32	$9.44	$11.61	$9.22	$5.11
Number of accumulation units outstanding at end of period	3,129	3,352	3,947	4,742	7,079	9,398	9,774	7,544	5,493
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.12	$17.26	$15.53	$11.10	$9.48	$9.77	$7.97	$5.85	$9.10
Value at end of period	$18.89	$16.12	$17.26	$15.53	$11.10	$9.48	$9.77	$7.97	$5.85
Number of accumulation units outstanding at end of period	3,293	2,987	2,793	2,417	1,546	1,305	1,089	811	297
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.12	$12.28	$11.45	$9.92	$8.98	$9.22	$8.30	$6.89	$9.14
Value at end of period	$12.73	$12.12	$12.28	$11.45	$9.92	$8.98	$9.22	$8.30	$6.89
Number of accumulation units outstanding at end of period	1,183	1,074	966	744	603	455	495	299	116
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.80	$13.26	$12.96	$14.38	$13.32	$12.02	$11.20	$9.53	$10.71
Value at end of period	$13.37	$12.80	$13.26	$12.96	$14.38	$13.32	$12.02	$11.20	$9.53
Number of accumulation units outstanding at end of period	1,239	1,189	1,143	1,099	1,093	2,123	2,123	855	1,329
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$4.92	$5.86	$6.75	$6.93	$6.24	$8.21	$7.13	$4.12	$7.65
Value at end of period	$5.19	$4.92	$5.86	$6.75	$6.93	$6.24	$8.21	$7.13	$4.12
Number of accumulation units outstanding at end of period	2,221	1,975	1,701	1,470	2,609	2,358	2,117	3,495	3,212
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.99	$14.67	$14.77	$13.28	$11.53	$11.82	$10.08	$7.29
Value at end of period	$15.86	$13.99	$14.67	$14.77	$13.28	$11.53	$11.82	$10.08
Number of accumulation units outstanding at end of period	1,047	922	803	687	498	460	376	306
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.10	$13.84	$13.70	$10.67	$8.81	$10.36	$8.35	$5.48	$8.85
Value at end of period	$14.80	$14.10	$13.84	$13.70	$10.67	$8.81	$10.36	$8.35	$5.48
Number of accumulation units outstanding at end of period	940	849	1,474	1,337	0	0	30	30	22
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.13
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	9

CFI 383

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.12	$15.91	$15.78	$15.56	$13.54	$13.97	$12.49	$10.59	$10.29
Value at end of period	$15.94	$15.12	$15.91	$15.78	$15.56	$13.54	$13.97	$12.49	$10.59
Number of accumulation units outstanding at end of period	1,489	1,534	1,351	1,160	2,903	2,640	2,426	1,623	233
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.95	$14.30	$13.19	$9.93	$8.30	$8.79	$7.89	$5.91	$8.83
Value at end of period	$16.09	$14.95	$14.30	$13.19	$9.93	$8.30	$8.79	$7.89	$5.91
Number of accumulation units outstanding at end of period	23,838	21,773	23,168	25,943	28,766	27,276	26,492	25,848	21,786
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during February 2012)
Value at beginning of period	$2.44	$3.35	$3.69	$7.65	$9.60
Value at end of period	$3.54	$2.44	$3.35	$3.69	$7.65
Number of accumulation units outstanding at end of period	3,302	4,112	620	242	246
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.57	$12.90	$12.24	$10.56	$9.37	$9.56	$8.44	$7.13	$9.13
Value at end of period	$13.45	$12.57	$12.90	$12.24	$10.56	$9.37	$9.56	$8.44	$7.13
Number of accumulation units outstanding at end of period	1,622	1,622	4,210	4,449	6,068	10,192	10,246	12,395	12,434
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during March 2016)
Value at beginning of period	$9.64
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	48
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.73	$12.35	$12.39	$13.00	$12.14	$11.80	$10.26	$8.50	$10.05
Value at end of period	$12.38	$11.73	$12.35	$12.39	$13.00	$12.14	$11.80	$10.26	$8.50
Number of accumulation units outstanding at end of period	786	1,333	1,333	1,333	1,410	1,463	1,445	1,786	3,178
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.38	$10.02
Value at end of period	$9.87	$9.38
Number of accumulation units outstanding at end of period	4,040	4,078
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.86	$9.94	$10.01	$10.08	$10.16	$10.23	$10.28	$10.33	$10.28
Value at end of period	$9.81	$9.86	$9.94	$10.01	$10.08	$10.16	$10.23	$10.28	$10.33
Number of accumulation units outstanding at end of period	1,235	502	482	461	610	561	10,901	11,106	11,048
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.16	$14.47	$13.17	$10.16	$8.84	$8.93	$7.88	$6.10	$8.78
Value at end of period	$15.43	$14.16	$14.47	$13.17	$10.16	$8.84	$8.93	$7.88	$6.10
Number of accumulation units outstanding at end of period	15,739	17,163	16,714	21,927	22,529	23,495	24,625	20,845	22,885
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.49	$15.92	$15.86	$15.13	$13.37	$12.90	$11.37	$7.67	$9.55
Value at end of period	$17.62	$15.49	$15.92	$15.86	$15.13	$13.37	$12.90	$11.37	$7.67
Number of accumulation units outstanding at end of period	702	798	862	826	751	1,327	1,327	2,080	699

CFI 384

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.37	$14.35	$12.70	$9.63	$8.47	$8.55	$7.56	$6.18	$8.55
Value at end of period	$15.72	$14.37	$14.35	$12.70	$9.63	$8.47	$8.55	$7.56	$6.18
Number of accumulation units outstanding at end of period	4,410	4,350	4,478	4,348	6,177	6,553	7,441	7,298	6,908
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.46	$15.86	$14.59	$10.92	$9.35	$9.53	$7.88	$6.03	$9.10
Value at end of period	$18.13	$15.46	$15.86	$14.59	$10.92	$9.35	$9.53	$7.88	$6.03
Number of accumulation units outstanding at end of period	4,341	4,745	4,522	4,356	4,042	4,191	3,938	3,606	2,964
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.63	$15.23	$14.55	$10.27	$9.21	$9.35	$7.67	$6.19	$9.13
Value at end of period	$18.49	$14.63	$15.23	$14.55	$10.27	$9.21	$9.35	$7.67	$6.19
Number of accumulation units outstanding at end of period	3,915	3,736	3,554	4,668	3,220	2,952	4,371	4,238	3,489
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.52	$13.54	$12.79	$12.90	$11.88	$11.13	$10.21	$9.22	$9.83
Value at end of period	$14.00	$13.52	$13.54	$12.79	$12.90	$11.88	$11.13	$10.21	$9.22
Number of accumulation units outstanding at end of period	1,291	2,310	4,634	13,883	15,404	14,637	14,145	13,128	12,500
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.19	$9.34	$10.00	$8.30	$7.04	$8.08	$7.55	$5.95	$8.48
Value at end of period	$9.20	$9.19	$9.34	$10.00	$8.30	$7.04	$8.08	$7.55	$5.95
Number of accumulation units outstanding at end of period	1,740	1,339	33	33	63	359	275	551	41
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.78	$17.79	$15.77	$12.14	$10.35	$10.32
Value at end of period	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	17,266	17,088	14,481	3,387	3,625	3,481
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.01	$14.78	$13.52	$10.41	$9.15	$8.90	$7.51	$6.72	$9.03
Value at end of period	$15.84	$14.01	$14.78	$13.52	$10.41	$9.15	$8.90	$7.51	$6.72
Number of accumulation units outstanding at end of period	17,618	16,917	16,955	12,653	11,776	10,831	5,645	5,205	5,392
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$18.24	$18.28	$16.92	$12.92	$11.40	$11.54	$8.92	$6.36	$9.50
Value at end of period	$19.42	$18.24	$18.28	$16.92	$12.92	$11.40	$11.54	$8.92	$6.36
Number of accumulation units outstanding at end of period	5,563	5,664	5,183	4,713	2,760	1,907	118	110	109
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.87	$14.02	$12.25	$9.45	$8.61	$9.07	$7.87	$6.37	$9.01
Value at end of period	$14.98	$13.87	$14.02	$12.25	$9.45	$8.61	$9.07	$7.87	$6.37
Number of accumulation units outstanding at end of period	978	836	0	81	4	0	0	0	264
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.99	$24.34	$21.68	$16.55	$14.56	$14.39
Value at end of period	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56
Number of accumulation units outstanding at end of period	504	6,245	623	266	167	111

CFI 385

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.83	$15.62	$13.94	$10.63	$9.27	$9.11	$8.18	$6.94
Value at end of period	$17.43	$15.83	$15.62	$13.94	$10.63	$9.27	$9.11	$8.18
Number of accumulation units outstanding at end of period	11,719	813	337	190	188	49	825	339
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87	$10.06
Value at end of period	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	1,492	1,404	1,231	1,232	995	818	597	435
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	3,369	3,099	2,340	2,251	1,405	1,307	26	20
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$16.71	$17.32	$15.49	$11.63	$10.01	$10.28	$8.47
Value at end of period	$18.81	$16.71	$17.32	$15.49	$11.63	$10.01	$10.28
Number of accumulation units outstanding at end of period	8,099	8,186	6,481	425	492	368	526
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$16.43	$17.35	$16.66	$12.09	$10.50	$11.01	$9.10
Value at end of period	$19.75	$16.43	$17.35	$16.66	$12.09	$10.50	$11.01
Number of accumulation units outstanding at end of period	1,617	1,153	534	504	534	369	485
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.60	$17.89	$17.07	$12.37	$10.82	$10.81	$8.23	$6.33	$9.61
Value at end of period	$19.81	$17.60	$17.89	$17.07	$12.37	$10.82	$10.81	$8.23	$6.33
Number of accumulation units outstanding at end of period	1,927	1,734	1,970	1,730	558	438	317	182	62
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.14	$16.39	$15.50	$11.33	$9.97	$10.30	$8.35	$6.59	$9.64
Value at end of period	$19.94	$16.14	$16.39	$15.50	$11.33	$9.97	$10.30	$8.35	$6.59
Number of accumulation units outstanding at end of period	886	881	902	1,551	1,198	1,111	1,078	1,094	870
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.79	$11.88	$11.34	$9.82	$8.72	$9.07	$8.03	$6.43	$8.83
Value at end of period	$12.38	$11.79	$11.88	$11.34	$9.82	$8.72	$9.07	$8.03	$6.43
Number of accumulation units outstanding at end of period	10,872	9,358	0	0	901	901	168	168	138
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.85	$11.99	$11.43	$9.57	$8.38	$8.85	$7.78	$6.11	$8.65
Value at end of period	$12.49	$11.85	$11.99	$11.43	$9.57	$8.38	$8.85	$7.78	$6.11
Number of accumulation units outstanding at end of period	6,714	5,176	4,343	3,342	5,213	4,603	1,785	1,786	1,785
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.74	$11.94	$11.34	$9.25	$8.07	$8.58	$7.51	$5.82	$8.52
Value at end of period	$12.39	$11.74	$11.94	$11.34	$9.25	$8.07	$8.58	$7.51	$5.82
Number of accumulation units outstanding at end of period	6,321	5,123	4,276	3,342	3,834	4,000	3,310	3,224	2,947

CFI 386

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2016)
Value at beginning of period	$15.74
Value at end of period	$16.77
Number of accumulation units outstanding at end of period	6
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.55	$12.70	$12.03	$10.48	$9.29	$9.59	$8.57	$6.95	$9.28
Value at end of period	$13.24	$12.55	$12.70	$12.03	$10.48	$9.29	$9.59	$8.57	$6.95
Number of accumulation units outstanding at end of period	0	9	9	9	9	9	9	9	9
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.57	$12.65	$12.05	$11.35	$10.42	$10.46	$9.67
Value at end of period	$13.03	$12.57	$12.65	$12.05	$11.35	$10.42	$10.46
Number of accumulation units outstanding at end of period	218	214	211	208	205	201	198
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2016)
Value at beginning of period	$12.99
Value at end of period	$13.54
Number of accumulation units outstanding at end of period	7
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.18	$12.42	$11.74	$9.66	$8.47	$8.79	$7.83	$6.30	$8.72
Value at end of period	$12.92	$12.18	$12.42	$11.74	$9.66	$8.47	$8.79	$7.83	$6.30
Number of accumulation units outstanding at end of period	480	457	447	172	172	141	113	80	39
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.46	$12.63	$12.04
Value at end of period	$13.19	$12.46	$12.63
Number of accumulation units outstanding at end of period	0	0	4,789
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.55	$12.62	$12.02	$12.43	$12.06	$11.34	$10.76	$10.24	$9.88
Value at end of period	$12.75	$12.55	$12.62	$12.02	$12.43	$12.06	$11.34	$10.76	$10.24
Number of accumulation units outstanding at end of period	2,467	2,410	359	359	409	409	409	774	7
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.98	$18.44	$16.52	$12.67	$10.97	$11.41	$9.42	$7.00	$9.49
Value at end of period	$22.14	$17.98	$18.44	$16.52	$12.67	$10.97	$11.41	$9.42	$7.00
Number of accumulation units outstanding at end of period	253	0	0	0	0	15	121	156	194
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.47	$16.41	$15.84	$11.50	$9.68	$9.54	$7.60	$5.66	$8.64
Value at end of period	$16.17	$15.47	$16.41	$15.84	$11.50	$9.68	$9.54	$7.60	$5.66
Number of accumulation units outstanding at end of period	3,024	3,408	4,594	4,717	2,438	2,080	1,915	1,094	813
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.86	$14.16	$12.51	$12.12	$9.69	$10.29	$8.91	$6.71	$9.75
Value at end of period	$13.88	$13.86	$14.16	$12.51	$12.12	$9.69	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	707	598	521	455	404	245	291	277	246

CFI 387

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.19	$14.86	$11.53	$11.38	$9.93	$9.13	$7.19	$5.33	$9.05
Value at end of period	$15.71	$15.19	$14.86	$11.53	$11.38	$9.93	$9.13	$7.19	$5.33
Number of accumulation units outstanding at end of period	3,003	2,452	459	173	171	128	127	927	452
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.92	$13.62	$12.16	$9.09	$8.16	$8.63	$7.76	$5.94	$8.55
Value at end of period	$14.98	$13.92	$13.62	$12.16	$9.09	$8.16	$8.63	$7.76	$5.94
Number of accumulation units outstanding at end of period	0	0	0	0	30	30	30	736	585
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.62	$15.18	$14.66	$10.55	$9.31	$9.55
Value at end of period	$17.95	$14.62	$15.18	$14.66	$10.55	$9.31
Number of accumulation units outstanding at end of period	403	343	283	243	146	55
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.53	$14.88	$14.15	$10.48	$9.21	$10.42	$8.18	$5.92	$9.00
Value at end of period	$16.12	$14.53	$14.88	$14.15	$10.48	$9.21	$10.42	$8.18	$5.92
Number of accumulation units outstanding at end of period	642	1,283	1,280	921	897	881	855	19	300
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.64	$14.61	$13.49	$10.07	$8.55	$8.80	$7.70	$6.03	$8.44
Value at end of period	$15.94	$13.64	$14.61	$13.49	$10.07	$8.55	$8.80	$7.70	$6.03
Number of accumulation units outstanding at end of period	1,970	1,969	1,970	1,970	1,969	1,969	2,211	2,013	1,750
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.56	$14.98	$13.85	$11.17	$9.97	$10.16	$9.11	$7.48	$9.06
Value at end of period	$16.66	$14.56	$14.98	$13.85	$11.17	$9.97	$10.16	$9.11	$7.48
Number of accumulation units outstanding at end of period	2,875	3,844	5,480	4,011	4,395	4,690	6,363	6,284	6,347
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.95	$14.48	$13.25	$9.97	$8.77	$9.03	$8.09	$6.57	$8.60
Value at end of period	$16.61	$13.95	$14.48	$13.25	$9.97	$8.77	$9.03	$8.09	$6.57
Number of accumulation units outstanding at end of period	885	867	881	5,297	4,366	4,688	4,424	4,124	3,800
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.47	$8.94	$8.93	$9.54	$8.07	$9.95	$8.33	$4.89	$8.04
Value at end of period	$8.38	$7.47	$8.94	$8.93	$9.54	$8.07	$9.95	$8.33	$4.89
Number of accumulation units outstanding at end of period	3,012	2,720	2,501	3,075	2,518	2,014	1,845	2,540	2,215
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.12	$17.78	$15.58	$11.94	$10.02	$9.92	$8.12	$6.51	$9.03
Value at end of period	$19.48	$17.12	$17.78	$15.58	$11.94	$10.02	$9.92	$8.12	$6.51
Number of accumulation units outstanding at end of period	2,252	2,334	924	558	385	227	118	517	466
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.36	$12.93	$12.73	$10.09	$8.35	$9.16	$7.95	$5.74	$8.34
Value at end of period	$13.29	$13.36	$12.93	$12.73	$10.09	$8.35	$9.16	$7.95	$5.74
Number of accumulation units outstanding at end of period	17,764	21,352	21,249	22,399	20,302	20,741	25,596	27,739	29,434

CFI 388

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$16.24	$17.15	$17.22	$15.45	$13.39	$13.59	$11.50	$11.50
Value at end of period	$18.42	$16.24	$17.15	$17.22	$15.45	$13.39	$13.59	$11.50
Number of accumulation units outstanding at end of period	142	142	16	16	16	16	11	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.44	$16.70	$15.00	$12.37	$10.88	$10.66	$9.42	$7.12	$9.71
Value at end of period	$18.70	$17.44	$16.70	$15.00	$12.37	$10.88	$10.66	$9.42	$7.12
Number of accumulation units outstanding at end of period	6,168	4,675	4,534	3,096	1,977	1,603	1,721	1,302	444
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.04	$16.83	$15.16	$11.30	$9.81	$10.26	$8.04	$5.53	$9.16
Value at end of period	$18.17	$17.04	$16.83	$15.16	$11.30	$9.81	$10.26	$8.04	$5.53
Number of accumulation units outstanding at end of period	18,036	18,834	18,937	18,143	18,431	18,164	20,112	19,832	18,898
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.81	$13.86	$13.00	$10.09	$8.68	$8.82	$7.73	$6.23	$8.67
Value at end of period	$15.10	$12.81	$13.86	$13.00	$10.09	$8.68	$8.82	$7.73	$6.23
Number of accumulation units outstanding at end of period	1,077	1,018	1,102	5,774	5,213	5,044	5,000	5,052	3,806
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.62	$16.02	$14.85	$10.74	$9.10	$9.27	$7.99	$5.63	$8.73
Value at end of period	$17.75	$17.62	$16.02	$14.85	$10.74	$9.10	$9.27	$7.99	$5.63
Number of accumulation units outstanding at end of period	10,961	11,136	9,042	7,687	6,898	6,053	5,206	4,444	4,118
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.54	$8.69	$8.85	$7.80	$6.62	$7.61	$6.74	$4.93	$7.95
Value at end of period	$8.64	$8.54	$8.69	$8.85	$7.80	$6.62	$7.61	$6.74	$4.93
Number of accumulation units outstanding at end of period	493	478	36	36	36	560	470	373	717
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.81	$10.23	$11.03	$9.24	$7.83	$8.96	$8.30	$6.32	$8.86
Value at end of period	$9.92	$9.81	$10.23	$11.03	$9.24	$7.83	$8.96	$8.30	$6.32
Number of accumulation units outstanding at end of period	0	1,349	0	0	24	0	0	110	75
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.76	$11.73	$12.16	$9.38	$7.76	$8.29	$7.75	$5.90	$8.41
Value at end of period	$11.85	$10.76	$11.73	$12.16	$9.38	$7.76	$8.29	$7.75	$5.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	546	48
WANGER INTERNATIONAL
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.02	$11.09	$11.69	$9.63	$7.98	$9.42	$7.59	$5.11	$7.66
Value at end of period	$10.79	$11.02	$11.09	$11.69	$9.63	$7.98	$9.42	$7.59	$5.11
Number of accumulation units outstanding at end of period	0	100	100	100	114	114	114	100	132
WANGER SELECT
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.01	$13.07	$12.77	$9.56	$8.13	$9.95	$7.92	$4.80	$8.52
Value at end of period	$14.64	$13.01	$13.07	$12.77	$9.56	$8.13	$9.95	$7.92	$4.80
Number of accumulation units outstanding at end of period	1,097	1,173	3,055	2,988	2,942	3,246	1,552	1,129	1,348

CFI 389

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
WANGER USA
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.65	$15.86	$15.25	$11.49	$9.64	$10.07	$8.22	$5.83	$9.06
Value at end of period	$17.66	$15.65	$15.86	$15.25	$11.49	$9.64	$10.07	$8.22	$5.83
Number of accumulation units outstanding at end of period	400	375	351	365	298	235	196	151	88
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.48	$14.62	$13.25	$10.13	$9.07	$8.54	$7.59	$6.43	$8.61
Value at end of period	$16.29	$14.48	$14.62	$13.25	$10.13	$9.07	$8.54	$7.59	$6.43
Number of accumulation units outstanding at end of period	2,355	2,147	2,360	1,399	1,148	834	589	527	177

TABLE 47
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2015)
Value at beginning of period	$17.45	$19.12
Value at end of period	$21.48	$17.45
Number of accumulation units outstanding at end of period	5	5
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.37	$35.42	$32.58	$27.83	$25.39	$24.47	$22.01	$17.70	$25.99	$25.49
Value at end of period	$36.77	$34.37	$35.42	$32.58	$27.83	$25.39	$24.47	$22.01	$17.70	$25.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	3,425
COLUMBIA ACORN® FUND (CLASS Z)
(Funds were first received in this option during February 2016)
Value at beginning of period	$13.86
Value at end of period	$16.92
Number of accumulation units outstanding at end of period	81
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.52	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19	$8.88
Value at end of period	$15.39	$13.52	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	33,840	31,088	40,036	41,901	48,125	57,930	61,804	68,063	66,220
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10	$9.01
Value at end of period	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	100,734	104,981	108,369	113,247	131,870	142,364	154,123	180,796	168,795
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.93	$20.26	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67
Value at end of period	$19.91	$19.93	$20.26	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66
Number of accumulation units outstanding at end of period	32,540	34,516	30,503	30,960	30,753	29,170	32,305	33,940	27,027	10,808
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$55.56	$55.63	$50.09	$38.46	$33.30	$34.44	$29.62	$22.00	$38.58	$33.07
Value at end of period	$59.53	$55.56	$55.63	$50.09	$38.46	$33.30	$34.44	$29.62	$22.00	$38.58
Number of accumulation units outstanding at end of period	134,894	143,167	146,119	154,741	168,652	179,268	191,496	212,686	145,938	145,423

CFI 390

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.68	$37.45	$34.73	$27.32	$23.47	$23.43	$20.51	$15.88	$27.92	$27.72
Value at end of period	$41.78	$35.68	$37.45	$34.73	$27.32	$23.47	$23.43	$20.51	$15.88	$27.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	47,875
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.71	$34.52	$31.27	$23.12	$20.32	$20.44	$16.59	$13.04	$24.88	$19.75
Value at end of period	$36.71	$36.71	$34.52	$31.27	$23.12	$20.32	$20.44	$16.59	$13.04	$24.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	17	0	95,499	73,759
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.35	$22.71	$24.90	$19.25	$16.07	$19.55	$17.42	$13.88	$24.90	$21.40
Value at end of period	$21.99	$23.35	$22.71	$24.90	$19.25	$16.07	$19.55	$17.42	$13.88	$24.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	9,673
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71
Value at end of period	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12
Number of accumulation units outstanding at end of period	40,185	40,418	38,582	36,744	35,557	36,658	37,403	31,775	28,953	32,581
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12	$10.17
Value at end of period	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	298,870	306,719	330,406	366,219	396,533	456,739	466,994	506,994	532,615
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.22	$16.28	$15.18	$11.84	$10.48	$10.57	$9.72	$7.64	$11.02	$10.28
Value at end of period	$16.65	$15.22	$16.28	$15.18	$11.84	$10.48	$10.57	$9.72	$7.64	$11.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	12,263
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17	$10.09
Value at end of period	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	77,257	74,362	79,596	77,513	78,918	83,694	88,108	94,683	99,617
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25
Value at end of period	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	90,317
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
Value at beginning of period	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$10.73
Value at end of period	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	29
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.78	$22.77	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90
Value at end of period	$24.03	$23.78	$22.77	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13
Number of accumulation units outstanding at end of period	156,493	167,578	165,923	175,634	194,974	214,935	237,291	268,153	256,382	1,808
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10
Value at end of period	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85
Number of accumulation units outstanding at end of period	41,448	39,800	36,520	32,184	32,769	34,088	32,658	29,125	20,457	11,408
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42
Value at end of period	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	4,436

CFI 391

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37
Value at end of period	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43
Number of accumulation units outstanding at end of period	7,432	12,461	11,535	15,579	12,417	11,636	11,281	12,946	8,426	1,155
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96
Value at end of period	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01
Number of accumulation units outstanding at end of period	36,868	45,941	48,024	49,452	83,071	50,448	40,715	19,772	10,579	5,283
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.30	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.30
Value at end of period	$6.65	$6.30	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	11,602
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62
Value at end of period	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	5,055
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.79	$21.89	$21.73	$21.43	$18.65	$19.26	$17.23	$14.61	$13.86	$12.60
Value at end of period	$21.91	$20.79	$21.89	$21.73	$21.43	$18.65	$19.26	$17.23	$14.61	$13.86
Number of accumulation units outstanding at end of period	11,049	13,425	13,109	16,054	19,340	18,543	21,241	25,641	24,063	13,166
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53
Value at end of period	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88
Number of accumulation units outstanding at end of period	139,752	147,255	157,397	155,334	158,034	157,239	162,415	173,084	162,147	13,963
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2013)
Value at beginning of period	$2.44	$3.35	$3.68	$3.94
Value at end of period	$3.53	$2.44	$3.35	$3.68
Number of accumulation units outstanding at end of period	1,265	831	235	30
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$38.89	$39.94	$37.90	$32.74	$29.04	$29.67	$26.20	$22.15	$31.06	$29.66
Value at end of period	$41.59	$38.89	$39.94	$37.90	$32.74	$29.04	$29.67	$26.20	$22.15	$31.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	61,710
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81
Value at end of period	$14.17	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66
Number of accumulation units outstanding at end of period	14,780	15,146	20,918	27,586	26,416	30,118	28,477	27,838	26,197	29,996
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.37	$10.02
Value at end of period	$9.86	$9.37
Number of accumulation units outstanding at end of period	127,766	142,194
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.44	$15.56	$15.69	$15.81	$15.93	$16.06	$16.15	$16.22	$15.93	$15.27
Value at end of period	$15.35	$15.44	$15.56	$15.69	$15.81	$15.93	$16.06	$16.15	$16.22	$15.93
Number of accumulation units outstanding at end of period	15,923	17,998	11,988	23,429	21,985	27,151	32,861	32,923	61,458	56,606
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$38.99	$39.87	$36.30	$28.01	$24.39	$24.65	$21.77	$16.85	$27.23	$25.56
Value at end of period	$42.46	$38.99	$39.87	$36.30	$28.01	$24.39	$24.65	$21.77	$16.85	$27.23
Number of accumulation units outstanding at end of period	3,551	2,144	1,505	2,137	1,860	897	0	0	0	175,649

CFI 392

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36
Value at end of period	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60
Number of accumulation units outstanding at end of period	17,567	16,173	16,765	17,145	15,390	13,610	11,302	13,760	9,180	3,054
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.23	$34.21	$30.29	$22.97	$20.23	$20.41	$18.06	$14.77	$23.72	$22.76
Value at end of period	$37.44	$34.23	$34.21	$30.29	$22.97	$20.23	$20.41	$18.06	$14.77	$23.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	133,424
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.38	$39.39	$36.24	$27.15	$23.25	$23.71	$19.61	$15.00	$24.22	$23.15
Value at end of period	$44.98	$38.38	$39.39	$36.24	$27.15	$23.25	$23.71	$19.61	$15.00	$24.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	59,202
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.33	$27.42	$26.22	$18.52	$16.61	$16.87	$13.84	$11.18	$16.96	$18.23
Value at end of period	$33.26	$26.33	$27.42	$26.22	$18.52	$16.61	$16.87	$13.84	$11.18	$16.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	11,940
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$28.54	$28.60	$27.03	$27.28	$25.14	$23.56	$21.62	$19.54	$21.52	$20.46
Value at end of period	$29.54	$28.54	$28.60	$27.03	$27.28	$25.14	$23.56	$21.62	$19.54	$21.52
Number of accumulation units outstanding at end of period	27,970	26,608	22,075	19,622	22,689	22,236	18,908	20,038	21,798	23,108
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$6.92
Value at end of period	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	16,208	10,039	9,589	7,308	6,996	12,141	12,765	14,627
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$18.73	$17.75	$16.97
Value at end of period	$19.32	$18.73	$17.75
Number of accumulation units outstanding at end of period	16,200	15,763	19,091
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	56,536	64,861	71,425	40,327	49,984	53,420	51,459	64,104	60,249	60,116
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23
Value at end of period	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25
Number of accumulation units outstanding at end of period	34,014	31,977	26,613	29,630	0	0	0	0	0	2,237
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.95	$16.13	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Value at end of period	$17.21	$15.95	$16.13	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31
Number of accumulation units outstanding at end of period	2,958	5,257	6,358	4,169	3,887	3,999	4,417	2,530	2,070	1,739
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64	$6.30
Value at end of period	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	174,615	173,463	179,830	179,244	205,320	213,760	220,242	271,465	275,244

CFI 393

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93	$5.89
Value at end of period	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	89,723	93,522	89,796	94,083	107,543	117,352	126,204	147,717	147,022
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75	$6.90
Value at end of period	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	12,511	10,787	7,240	4,435	2,077	1,734	791	16
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11
Value at end of period	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95
Number of accumulation units outstanding at end of period	85	74	61	55	0	0	0	0	0	2,506
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$50.85	$51.66	$48.88	$35.77	$31.48	$32.55	$26.38	$20.84	$30.47	$29.01
Value at end of period	$62.79	$50.85	$51.66	$48.88	$35.77	$31.48	$32.55	$26.38	$20.84	$30.47
Number of accumulation units outstanding at end of period	3	0	0	0	0	0	0	0	0	26,605
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22
Value at end of period	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68
Number of accumulation units outstanding at end of period	40,780	40,161	27,726	26,758	23,064	18,626	19,510	23,662	20,100	14,613
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Value at end of period	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13
Number of accumulation units outstanding at end of period	67,602	68,207	62,178	59,791	52,844	48,908	55,119	52,485	51,405	8,961
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Value at end of period	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55
Number of accumulation units outstanding at end of period	40,403	37,089	31,046	33,230	29,612	24,824	22,040	20,047	14,260	9,808
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.83	$16.10	$15.27	$12.47	$10.88	$11.80
Value at end of period	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	9,151	6,448	5,023	2,777	839	82
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.48	$12.63	$11.98	$10.44	$10.07
Value at end of period	$13.16	$12.48	$12.63	$11.98	$10.44
Number of accumulation units outstanding at end of period	1,174	1,008	581	490	341
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.37
Value at end of period	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49
Number of accumulation units outstanding at end of period	4,166	2,268	59	2,921	59	80	80	640	2,431	2,392
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.41	$12.56	$11.99	$11.04	$9.93	$9.81
Value at end of period	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93
Number of accumulation units outstanding at end of period	23	18	16	67	475	61

CFI 394

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.13	$26.40	$24.96	$22.44	$20.14	$19.95	$18.10	$15.48	$20.42	$19.45
Value at end of period	$27.40	$26.13	$26.40	$24.96	$22.44	$20.14	$19.95	$18.10	$15.48	$20.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	5,901
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.68	$28.24	$26.71	$22.00	$19.28	$20.02	$17.85	$14.37	$22.65	$21.74
Value at end of period	$29.36	$27.68	$28.24	$26.71	$22.00	$19.28	$20.02	$17.85	$14.37	$22.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	9,611
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.49	$26.85	$25.37	$21.94	$19.47	$19.73	$17.76	$14.69	$21.30	$20.36
Value at end of period	$28.02	$26.49	$26.85	$25.37	$21.94	$19.47	$19.73	$17.76	$14.69	$21.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	9,226
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.17
Value at end of period	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73
Number of accumulation units outstanding at end of period	9,574	10,084	12,690	12,311	11,111	11,375	8,967	6
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07
Value at end of period	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48
Number of accumulation units outstanding at end of period	13,525	11,946	11,375	11,124	9,399	7,714	10,772	7,693	6,124	5,925
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83
Value at end of period	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77
Number of accumulation units outstanding at end of period	15,768	18,441	19,554	21,619	15,430	19,261	19,636	21,025	20,859	23,133
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	7,255	8,165	7,509	6,569	6,093	4,945	5,759	7,090	5,061
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Value at end of period	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07
Number of accumulation units outstanding at end of period	26,934	31,672	33,530	24,662	28,540	22,631	28,872	21,837	8,929	3,511
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90
Value at end of period	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	3,163
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.69	$16.30	$15.75	$11.34	$10.11	$10.37	$8.34	$6.74	$10.31	$10.28
Value at end of period	$19.26	$15.69	$16.30	$15.75	$11.34	$10.11	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	340
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.08	$22.63	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17
Value at end of period	$24.48	$22.08	$22.63	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95
Number of accumulation units outstanding at end of period	156,058	163,227	169,880	183,299	188,571	204,021	213,122	226,742	226,366	2,930
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65
Value at end of period	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	10,159

CFI 395

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99
Value at end of period	$20.76	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32
Number of accumulation units outstanding at end of period	113,213	117,483	127,011	149,506	172,449	187,344	198,460	220,683	234,751	112,324
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75
Value at end of period	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97
Number of accumulation units outstanding at end of period	7,887	4,498	4,776	5,559	4,941	3,553	2,139	7,093	6,335	6,303
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11
Value at end of period	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88
Number of accumulation units outstanding at end of period	32	27	10	0	0	0	0	0	0	15,966
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66
Value at end of period	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93
Number of accumulation units outstanding at end of period	8,788	7,646	9,909	8,503	8,448	8,209	8,776	8,383	7,663	10,002
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11
Value at end of period	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,200
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69
Value at end of period	$19.76	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47
Number of accumulation units outstanding at end of period	17	57	10	0	0	0	0	0	0	321,849
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Value at end of period	$20.69	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,360
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47
Value at end of period	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92
Number of accumulation units outstanding at end of period	86,815	91,306	92,446	87,958	76,613	67,554	58,522	28,872	32,285	27,063
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$17.31	$17.16	$15.49	$11.59	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06
Value at end of period	$18.41	$17.31	$17.16	$15.49	$11.59	$13.53	$14.16	$11.11	$7.65	$13.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	256,546
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.64	$24.52	$23.00	$17.87	$15.37	$15.63	$13.71	$11.06	$17.33	$16.95
Value at end of period	$26.68	$22.64	$24.52	$23.00	$17.87	$15.37	$15.63	$13.71	$11.06	$17.33
Number of accumulation units outstanding at end of period	101,585	111,648	112,966	119,428	126,360	140,378	149,917	166,560	158,900	21,525
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$48.65	$44.26	$41.05	$29.71	$25.19	$25.67	$22.14	$15.61	$27.23	$24.98
Value at end of period	$49.00	$48.65	$44.26	$41.05	$29.71	$25.19	$25.67	$22.14	$15.61	$27.23
Number of accumulation units outstanding at end of period	28,115	32,236	31,274	34,284	36,541	32,697	38,544	44,193	44,471	48,672
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34
Value at end of period	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35
Number of accumulation units outstanding at end of period	8,411	8,074	6,794	5,600	4,394	4,444	4,681	7,499	6,716	6,949
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.25	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Value at end of period	$13.48	$12.25	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27
Number of accumulation units outstanding at end of period	3,202	6,615	6,646	7,825	2,600	2,349	2,080	4,786	3,375	2,540

CFI 396

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.78
Value at end of period	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	27,880	26,302	20,871	14,393	11,373	15,138	13,547	10,906	2,794	3,818
WANGER SELECT
Value at beginning of period	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89
Value at end of period	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16
Number of accumulation units outstanding at end of period	37,920	37,309	38,443	39,545	43,198	38,446	33,583	24,391	13,331	12,439
WANGER USA
Value at beginning of period	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71
Value at end of period	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33
Number of accumulation units outstanding at end of period	15,373	14,144	12,804	14,831	17,837	13,202	10,657	9,968	10,212	2,628
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03
Value at end of period	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	98	0	8,027

TABLE 48

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99	$12.49
Value at end of period	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	398	47	47	47	46	46	100	13
ALLIANZGI NFJ LARGE-CAP VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.32	$13.12	$11.85	$9.00	$7.95	$7.87	$7.04	$6.11	$9.85
Value at end of period	$13.98	$12.32	$13.12	$11.85	$9.00	$7.95	$7.87	$7.04	$6.11
Number of accumulation units outstanding at end of period	407	2,078	2,077	2,077	3,886	3,994	4,827	4,526	5,201
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.69	$20.94	$18.51	$15.19	$13.77	$14.15	$12.30	$9.90
Value at end of period	$22.09	$20.69	$20.94	$18.51	$15.19	$13.77	$14.15	$12.30
Number of accumulation units outstanding at end of period	16,682	18,984	18,271	18,873	48,314	42,818	24,479	4,835
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$19.80	$20.54	$18.98	$14.75	$13.56	$13.41	$12.04	$10.44
Value at end of period	$21.47	$19.80	$20.54	$18.98	$14.75	$13.56	$13.41	$12.04
Number of accumulation units outstanding at end of period	42,132	45,013	54,174	62,356	113,744	94,262	71,150	25,157
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73	$10.10
Value at end of period	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	7,033	7,124	10,495	11,640	19,531	13,467	12,900	8,063

CFI 397

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.26	$19.19	$17.44	$12.15	$10.18	$11.57	$8.50
Value at end of period	$20.93	$18.26	$19.19	$17.44	$12.15	$10.18	$11.57
Number of accumulation units outstanding at end of period	5,142	7,141	5,612	7,804	6,120	6,051	383
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.82	$11.34	$11.55	$9.30	$7.47	$8.12	$7.73	$5.58	$9.30
Value at end of period	$9.70	$10.82	$11.34	$11.55	$9.30	$7.47	$8.12	$7.73	$5.58
Number of accumulation units outstanding at end of period	4,241	4,277	5,706	8,440	45,667	19,331	15,171	1,864	791
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75	$9.68
Value at end of period	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	35,798	38,265	42,252	49,287	44,261	41,973	11,025
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.49	$24.35	$23.07	$17.44	$15.53	$15.75	$12.63	$10.47
Value at end of period	$27.29	$22.49	$24.35	$23.07	$17.44	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	1,126	1,928	1,970	2,218	328	2,009	1,500	85
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.86	$16.35	$15.04	$12.85	$11.72	$11.30	$10.16	$8.17	$12.00	$11.76
Value at end of period	$16.97	$15.86	$16.35	$15.04	$12.85	$11.72	$11.30	$10.16	$8.17	$12.00
Number of accumulation units outstanding at end of period	5,449	5,449	5,447	5,446	9,912	9,516	6,679	8,230	7,660	9,839
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.98	$14.38	$11.13	$10.89	$9.48	$10.38
Value at end of period	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	843	842	4,454	661	3,581	656
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.52	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19	$8.91
Value at end of period	$15.39	$13.52	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	1,056	2,577	2,577	1,689	19,212	26,151	30,366	31,564	19,702
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10	$9.61
Value at end of period	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	5,759	6,022	8,969	9,026	8,964	10,759	12,205	10,716	5,054
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.30	$16.23	$14.56	$10.84	$9.35	$9.82	$8.04	$6.11	$10.08
Value at end of period	$17.34	$15.30	$16.23	$14.56	$10.84	$9.35	$9.82	$8.04	$6.11
Number of accumulation units outstanding at end of period	114	114	114	114	107	89	224	152	1,630
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.85	$18.15	$18.79	$15.76	$13.33	$15.55	$14.33	$10.38	$17.61	$14.80
Value at end of period	$17.83	$17.85	$18.15	$18.79	$15.76	$13.33	$15.55	$14.33	$10.38	$17.61
Number of accumulation units outstanding at end of period	115,067	134,319	148,460	168,776	212,245	205,104	192,690	166,556	136,957	96,627

CFI 398

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.33	$22.36	$20.13	$15.46	$13.38	$13.84	$11.90	$8.84	$15.50	$13.24
Value at end of period	$23.92	$22.33	$22.36	$20.13	$15.46	$13.38	$13.84	$11.90	$8.84	$15.50
Number of accumulation units outstanding at end of period	173,061	197,699	217,869	272,430	438,638	451,227	473,538	463,388	422,624	372,912
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.14	$17.99	$16.68	$13.12	$11.28	$11.26	$9.86	$7.63	$13.41	$13.27
Value at end of period	$20.07	$17.14	$17.99	$16.68	$13.12	$11.28	$11.26	$9.86	$7.63	$13.41
Number of accumulation units outstanding at end of period	14,947	18,049	18,100	22,258	40,878	48,864	57,406	58,973	63,469	74,296
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.42	$21.09	$19.10	$14.12	$12.41	$12.49	$10.14	$7.97	$15.20	$12.04
Value at end of period	$22.42	$22.42	$21.09	$19.10	$14.12	$12.41	$12.49	$10.14	$7.97	$15.20
Number of accumulation units outstanding at end of period	20,798	23,234	29,783	30,734	63,688	62,805	60,841	60,583	66,033	66,322
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.98	$15.54	$17.04	$13.17	$11.00	$13.38	$11.93	$9.50	$17.04	$14.52
Value at end of period	$15.05	$15.98	$15.54	$17.04	$13.17	$11.00	$13.38	$11.93	$9.50	$17.04
Number of accumulation units outstanding at end of period	3,636	7,102	2,351	2,358	8,299	7,981	7,275	7,671	6,853	10,212
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.19	$20.89	$20.94	$15.49	$13.19	$13.82	$10.86	$8.48	$12.76	$13.47
Value at end of period	$24.79	$19.19	$20.89	$20.94	$15.49	$13.19	$13.82	$10.86	$8.48	$12.76
Number of accumulation units outstanding at end of period	9,365	4,750	5,638	5,818	24,291	23,224	21,991	21,562	19,672	22,636
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12	$9.80
Value at end of period	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	11,747	16,910	17,246	19,954	29,388	38,057	41,505	26,512	13,284
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30	$10.44
Value at end of period	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	276	276	276	276	1,969	2,186	1,694	1,122
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.16	$53.91	$50.12	$36.05	$37.18
Value at end of period	$56.98	$56.16	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	1,145	1,145	1,448	1,726	1,984
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.78	$20.09	$18.73	$14.61	$12.93	$13.04	$12.00	$9.43	$13.60	$12.62
Value at end of period	$20.55	$18.78	$20.09	$18.73	$14.61	$12.93	$13.04	$12.00	$9.43	$13.60
Number of accumulation units outstanding at end of period	724	1,091	1,237	1,277	2,936	3,369	4,343	5,756	5,242	7,310
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17	$10.23
Value at end of period	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	16,784	19,817	20,678	23,476	33,180	18,883	5,874	692	97

CFI 399

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.65	$18.50	$16.72	$12.93	$11.38	$11.95	$9.60	$7.65	$12.71	$13.15
Value at end of period	$20.38	$17.65	$18.50	$16.72	$12.93	$11.38	$11.95	$9.60	$7.65	$12.71
Number of accumulation units outstanding at end of period	5,343	8,015	10,311	15,889	27,420	35,868	39,374	42,024	39,803	42,650
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.14	$10.22	$9.82
Value at end of period	$10.29	$10.14	$10.22
Number of accumulation units outstanding at end of period	10,859	11,877	10,719
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.08	$17.31	$15.82	$11.56	$10.52	$10.94	$9.00	$6.96	$11.48	$10.80
Value at end of period	$18.62	$17.08	$17.31	$15.82	$11.56	$10.52	$10.94	$9.00	$6.96	$11.48
Number of accumulation units outstanding at end of period	377	140	141	1,851	1,896	1,603	1,336	1,046	673	337
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.22	$21.27	$20.78	$16.52	$13.79	$15.05	$13.46	$9.87	$16.01	$13.74
Value at end of period	$22.45	$22.22	$21.27	$20.78	$16.52	$13.79	$15.05	$13.46	$9.87	$16.01
Number of accumulation units outstanding at end of period	4,257	6,325	4,745	4,207	12,648	13,851	13,334	14,543	10,035	8,117
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.82	$26.77	$28.34	$26.37	$21.99	$27.07	$21.49	$11.92	$23.12	$16.99
Value at end of period	$24.20	$22.82	$26.77	$28.34	$26.37	$21.99	$27.07	$21.49	$11.92	$23.12
Number of accumulation units outstanding at end of period	19,867	24,958	31,696	35,995	70,601	65,629	63,965	56,959	43,297	42,831
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.51	$24.11	$21.71	$15.52	$13.26	$13.67	$11.17	$8.20	$13.30	$13.86
Value at end of period	$26.36	$22.51	$24.11	$21.71	$15.52	$13.26	$13.67	$11.17	$8.20	$13.30
Number of accumulation units outstanding at end of period	7,819	7,971	11,893	13,798	14,942	15,390	15,836	12,236	10,304	11,111
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.70	$15.91	$14.85	$12.87	$11.66	$11.97	$10.78	$8.96	$13.03	$11.97
Value at end of period	$16.48	$15.70	$15.91	$14.85	$12.87	$11.66	$11.97	$10.78	$8.96	$13.03
Number of accumulation units outstanding at end of period	1,420	1,420	1,420	2,054	2,828	4,823	4,595	8,326	7,372	5,636
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.75	$14.25	$13.93	$15.47	$14.34	$12.94	$12.07	$10.28	$11.15	$10.39
Value at end of period	$14.35	$13.75	$14.25	$13.93	$15.47	$14.34	$12.94	$12.07	$10.28	$11.15
Number of accumulation units outstanding at end of period	3,208	3,290	3,468	3,529	40,729	30,421	24,613	15,493	16,658	4,984
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.30	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.39
Value at end of period	$6.65	$6.30	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	5,745	5,749	6,108	7,447	10,385	9,388	8,380	17,040	7,573	30,123
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.84	$17.68	$17.80	$16.02	$13.91	$14.26	$12.18	$7.65	$11.94	$11.67
Value at end of period	$19.09	$16.84	$17.68	$17.80	$16.02	$13.91	$14.26	$12.18	$7.65	$11.94
Number of accumulation units outstanding at end of period	1,885	1,936	1,103	1,730	3,319	4,853	4,414	3,880	2,206	4,119

CFI 400

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33	$5.46	$9.55
Value at end of period	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33	$5.46
Number of accumulation units outstanding at end of period	5,008	5,008	519	994	3,484	2,676	4,479	2,806	701
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.40	$19.37	$19.22	$18.95	$16.50	$17.03	$15.24	$12.92	$12.26	$11.15
Value at end of period	$19.38	$18.40	$19.37	$19.22	$18.95	$16.50	$17.03	$15.24	$12.92	$12.26
Number of accumulation units outstanding at end of period	68,114	73,897	79,056	86,769	106,513	91,378	81,641	64,157	56,949	24,740
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72	$9.96
Value at end of period	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	6,138	10,648	8,354	8,671	11,963	9,737	11,281	9,101	5,684
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.09	$21.14	$19.50	$14.69	$12.28	$13.02	$11.68	$8.76	$14.48	$13.11
Value at end of period	$23.76	$22.09	$21.14	$19.50	$14.69	$12.28	$13.02	$11.68	$8.76	$14.48
Number of accumulation units outstanding at end of period	23,785	30,956	36,072	40,334	68,037	82,585	120,046	83,435	86,311	62,391
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$2.44	$3.35	$3.68	$7.64	$8.76	$9.77
Value at end of period	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	69,637	4,130	61,668	71,637	49,272	819
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.42	$15.83	$15.03	$12.98	$11.51	$11.76	$10.39	$8.78	$12.31	$11.76
Value at end of period	$16.49	$15.42	$15.83	$15.03	$12.98	$11.51	$11.76	$10.39	$8.78	$12.31
Number of accumulation units outstanding at end of period	61,061	69,467	72,930	83,943	137,873	153,281	190,576	220,709	232,643	262,619
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.70	$14.43	$14.49	$15.21	$14.21	$13.81	$12.02	$9.96	$11.89	$11.17
Value at end of period	$14.45	$13.70	$14.43	$14.49	$15.21	$14.21	$13.81	$12.02	$9.96	$11.89
Number of accumulation units outstanding at end of period	10,987	15,576	17,285	17,361	55,160	67,713	75,128	75,277	73,897	69,804
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.37	$10.02
Value at end of period	$9.86	$9.37
Number of accumulation units outstanding at end of period	5,785	5,919
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.39	$11.30	$10.85	$11.15	$10.92	$10.25	$10.25
Value at end of period	$11.48	$11.39	$11.30	$10.85	$11.15	$10.92	$10.25
Number of accumulation units outstanding at end of period	12,485	14,942	20,697	22,359	31,063	7,346	20
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.86	$10.94	$11.03	$11.12	$11.20	$11.29	$11.35	$11.41	$11.20	$10.81
Value at end of period	$10.79	$10.86	$10.94	$11.03	$11.12	$11.20	$11.29	$11.35	$11.41	$11.20
Number of accumulation units outstanding at end of period	10,385	30,365	9,196	8,047	29,163	32,119	29,117	27,390	65,820	55,530

CFI 401

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.44	$19.88	$18.10	$13.97	$12.16	$12.29	$10.85	$8.40	$13.58	$12.62
Value at end of period	$21.17	$19.44	$19.88	$18.10	$13.97	$12.16	$12.29	$10.85	$8.40	$13.58
Number of accumulation units outstanding at end of period	119,642	134,709	149,597	159,727	196,029	202,807	215,934	224,808	234,804	259,820
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.14	$18.66	$18.60	$17.75	$15.69	$15.15	$13.36	$9.02	$11.73	$11.69
Value at end of period	$20.63	$18.14	$18.66	$18.60	$17.75	$15.69	$15.15	$13.36	$9.02	$11.73
Number of accumulation units outstanding at end of period	1,681	973	1,100	1,100	8,605	11,599	7,152	8,221	2,165	3,344
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.98	$18.97	$16.80	$12.74	$11.22	$11.32	$10.01	$8.19	$13.15	$12.46
Value at end of period	$20.77	$18.98	$18.97	$16.80	$12.74	$11.22	$11.32	$10.01	$8.19	$13.15
Number of accumulation units outstanding at end of period	37,424	47,562	55,028	66,720	100,895	105,309	114,037	114,603	122,044	142,278
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.06	$21.61	$19.88	$14.90	$12.76	$13.01	$10.76	$8.23	$13.29	$13.13
Value at end of period	$24.68	$21.06	$21.61	$19.88	$14.90	$12.76	$13.01	$10.76	$8.23	$13.29
Number of accumulation units outstanding at end of period	49,405	56,915	65,101	83,623	109,693	116,037	134,111	141,957	144,516	147,986
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.85	$19.63	$18.77	$13.26	$11.89	$12.07	$9.91	$8.00	$12.14	$13.16
Value at end of period	$23.80	$18.85	$19.63	$18.77	$13.26	$11.89	$12.07	$9.91	$8.00	$12.14
Number of accumulation units outstanding at end of period	10,534	10,797	14,319	21,449	21,416	24,022	26,938	26,217	27,913	33,827
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.92	$16.36	$15.51	$12.59	$10.95	$11.88
Value at end of period	$17.04	$15.92	$16.36	$15.51	$12.59	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	36	99
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.84	$14.87	$14.06	$14.19	$13.07	$12.25	$11.24	$10.16	$11.19	$10.79
Value at end of period	$15.36	$14.84	$14.87	$14.06	$14.19	$13.07	$12.25	$11.24	$10.16	$11.19
Number of accumulation units outstanding at end of period	131,482	127,046	53,793	62,421	132,299	131,940	132,663	136,850	177,823	166,671
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93	$5.05
Value at end of period	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	5,731	11,794	6,079	5,779	13,897	12,486	11,865	10,539	1
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.73	$17.75	$15.75	$12.12	$10.35	$10.32
Value at end of period	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	49,192	57,788	62,987	55,824	110,836	53,568
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.30	$14.03	$12.85	$9.89	$8.70	$8.47	$7.15	$6.40	$9.23	$9.44
Value at end of period	$15.02	$13.30	$14.03	$12.85	$9.89	$8.70	$8.47	$7.15	$6.40	$9.23
Number of accumulation units outstanding at end of period	175,653	203,833	229,764	278,804	330,733	334,339	275,985	284,567	264,071	192,970

CFI 402

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$27.74	$27.82	$25.76	$19.68	$17.37	$17.60	$13.61	$9.70	$15.67	$12.80
Value at end of period	$29.52	$27.74	$27.82	$25.76	$19.68	$17.37	$17.60	$13.61	$9.70	$15.67
Number of accumulation units outstanding at end of period	8,830	9,552	11,484	12,624	17,841	7,756	8,034	126	104	600
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.03	$16.21	$14.17	$10.94	$9.98	$10.51	$9.12	$7.39	$11.37	$10.91
Value at end of period	$17.30	$16.03	$16.21	$14.17	$10.94	$9.98	$10.51	$9.12	$7.39	$11.37
Number of accumulation units outstanding at end of period	7,912	8,429	8,432	8,433	8,860	8,487	7,757	9,500	8,479	7,920
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57	$10.71
Value at end of period	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	3,142	3,059	3,016	1,810	2,462	1,437	1,198	1,384
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64	$10.05
Value at end of period	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	6,772	7,798	7,052	13,473	11,301	5,412	5,049	3,556	1,013
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86	$10.06
Value at end of period	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	2,559	1,207	1,207	1,207	1,448	1,143	690	711
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86	$11.41
Value at end of period	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	671	671	436	637	1,633	1,210	1,177	1,101
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.57
Value at end of period	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25
Number of accumulation units outstanding at end of period	2,299	2,428	2,629	3,183	3,936	2,157	2,747	1,027
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75	$7.04
Value at end of period	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	1,188	1,210	1,240	1,217	4,744	6,294	5,379	920
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$26.52	$26.98	$25.75	$18.66	$16.33	$16.33	$12.44	$9.57	$14.72	$13.79
Value at end of period	$29.84	$26.52	$26.98	$25.75	$18.66	$16.33	$16.33	$12.44	$9.57	$14.72
Number of accumulation units outstanding at end of period	328	3,413	5,986	6,825	13,460	10,745	10,430	4,297	3,555	3,287
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$24.29	$24.68	$23.35	$17.09	$15.04	$15.55	$12.60	$9.96	$14.56	$14.18
Value at end of period	$30.00	$24.29	$24.68	$23.35	$17.09	$15.04	$15.55	$12.60	$9.96	$14.56
Number of accumulation units outstanding at end of period	30,798	32,930	37,111	42,878	71,566	70,168	66,642	55,858	47,319	45,927

CFI 403

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.37	$15.51	$14.81	$12.83	$11.40	$11.86	$10.51	$8.42	$12.83	$12.54
Value at end of period	$16.14	$15.37	$15.51	$14.81	$12.83	$11.40	$11.86	$10.51	$8.42	$12.83
Number of accumulation units outstanding at end of period	33,223	35,018	44,914	41,919	39,768	38,196	34,102	25,924	26,858	18,618
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$16.03	$16.24	$15.49	$12.98	$11.36	$12.01	$10.57	$8.30	$13.28	$12.89
Value at end of period	$16.90	$16.03	$16.24	$15.49	$12.98	$11.36	$12.01	$10.57	$8.30	$13.28
Number of accumulation units outstanding at end of period	24,599	24,990	26,241	32,151	39,411	40,732	35,260	27,640	18,920	8,291
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$16.42	$16.72	$15.88	$12.97	$11.32	$12.03	$10.53	$8.18	$13.71	$13.25
Value at end of period	$17.34	$16.42	$16.72	$15.88	$12.97	$11.32	$12.03	$10.53	$8.18	$13.71
Number of accumulation units outstanding at end of period	20,962	21,346	21,374	23,074	23,462	21,052	17,920	15,746	12,035	9,149
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.83	$16.10	$15.27	$12.47	$10.88	$10.16
Value at end of period	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	536	536	536	536	351	43
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93	$9.03
Value at end of period	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	495	100
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.56	$14.67	$13.98	$13.17	$12.10	$12.15	$11.17	$9.61	$11.63	$11.31
Value at end of period	$15.09	$14.56	$14.67	$13.98	$13.17	$12.10	$12.15	$11.17	$9.61	$11.63
Number of accumulation units outstanding at end of period	24,745	24,821	124	124	1,382	1,079	817	465	123	1,177
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66	$9.26
Value at end of period	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	0	0	0	0	226	36	0	100	99
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.36	$15.51	$14.66	$13.19	$11.83	$11.72	$10.64	$9.10	$12.00	$11.47
Value at end of period	$16.10	$15.36	$15.51	$14.66	$13.19	$11.83	$11.72	$10.64	$9.10	$12.00
Number of accumulation units outstanding at end of period	6,010	6,483	3,523	3,524	4,649	4,544	6,830	5,637	7,500	6,367
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.87	$16.19	$15.31	$12.61	$11.06	$11.48	$10.24	$8.24	$12.99	$12.42
Value at end of period	$16.84	$15.87	$16.19	$15.31	$12.61	$11.06	$11.48	$10.24	$8.24	$12.99
Number of accumulation units outstanding at end of period	4,904	4,529	3,624	4,409	19,015	17,552	19,980	20,024	19,418	21,424
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.56	$15.78	$14.91	$12.89	$11.44	$11.60	$10.43	$8.63	$12.52	$11.94
Value at end of period	$16.46	$15.56	$15.78	$14.91	$12.89	$11.44	$11.60	$10.43	$8.63	$12.52
Number of accumulation units outstanding at end of period	1,866	1,866	1,866	3,134	8,892	8,463	7,995	7,506	9,833	9,697

CFI 404

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22	$10.00
Value at end of period	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	662	641	721	816	4,307	3,219	2,834	1,489	20
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$23.51	$24.12	$21.61	$16.59	$14.37	$14.96	$12.36	$9.18	$12.60	$13.25
Value at end of period	$28.93	$23.51	$24.12	$21.61	$16.59	$14.37	$14.96	$12.36	$9.18	$12.60
Number of accumulation units outstanding at end of period	7,576	7,510	6,817	7,531	13,445	10,530	7,414	4,596	3,772	3,347
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.09	$22.38	$21.62	$15.70	$13.22	$13.04	$10.39	$7.75	$13.29	$12.77
Value at end of period	$22.04	$21.09	$22.38	$21.62	$15.70	$13.22	$13.04	$10.39	$7.75	$13.29
Number of accumulation units outstanding at end of period	8,862	10,202	14,139	14,665	46,456	38,716	36,333	32,265	28,007	15,999
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	2,003	2,026	4,760	4,913	10,857	9,544	9,262	7,535	6,979
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.52	$17.16	$13.32	$13.15	$11.47	$10.56	$8.32	$6.17	$10.12	$13.08
Value at end of period	$18.12	$17.52	$17.16	$13.32	$13.15	$11.47	$10.56	$8.32	$6.17	$10.12
Number of accumulation units outstanding at end of period	6,028	7,359	10,757	9,642	17,845	21,133	21,143	6,588	6,625	3,164
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.37	$17.98	$16.07	$12.02	$10.79	$11.41	$10.27	$7.86	$13.04	$12.53
Value at end of period	$19.76	$18.37	$17.98	$16.07	$12.02	$10.79	$11.41	$10.27	$7.86	$13.04
Number of accumulation units outstanding at end of period	2,751	2,752	2,352	2,351	2,371	2,459	2,132	2,627	675	991
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.77	$16.38	$15.83	$11.40	$10.06	$10.42	$8.39	$6.78	$10.37	$10.34
Value at end of period	$19.36	$15.77	$16.38	$15.83	$11.40	$10.06	$10.42	$8.39	$6.78	$10.37
Number of accumulation units outstanding at end of period	763	850	850	1,404	3,632	2,332	2,182	1,731	94	85
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.34	$22.90	$21.77	$16.13	$14.19	$16.06	$12.61	$9.13	$15.13	$13.43
Value at end of period	$24.77	$22.34	$22.90	$21.77	$16.13	$14.19	$16.06	$12.61	$9.13	$15.13
Number of accumulation units outstanding at end of period	23,843	25,017	31,546	34,907	61,683	62,674	59,469	49,152	33,278	17,177
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.05	$18.27	$16.88	$12.60	$10.71	$11.02	$9.65	$7.57	$12.01	$12.30
Value at end of period	$19.92	$17.05	$18.27	$16.88	$12.60	$10.71	$11.02	$9.65	$7.57	$12.01
Number of accumulation units outstanding at end of period	19,193	23,483	23,845	28,481	35,218	36,474	44,284	50,823	46,204	66,090
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.63	$19.17	$17.74	$14.31	$12.79	$13.03	$11.70	$9.61	$12.64	$12.21
Value at end of period	$21.30	$18.63	$19.17	$17.74	$14.31	$12.79	$13.03	$11.70	$9.61	$12.64
Number of accumulation units outstanding at end of period	27,139	31,296	34,244	31,036	40,133	56,500	68,422	70,595	70,262	82,177

CFI 405

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.66	$19.38	$17.74	$13.36	$11.75	$12.11	$10.85	$8.82	$13.12	$12.64
Value at end of period	$22.20	$18.66	$19.38	$17.74	$13.36	$11.75	$12.11	$10.85	$8.82	$13.12
Number of accumulation units outstanding at end of period	497	3,505	3,505	4,528	21,683	18,462	21,188	21,499	20,663	15,928
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.52	$22.17	$22.14	$23.68	$20.04	$24.72	$20.71	$12.17	$25.18	$17.89
Value at end of period	$20.75	$18.52	$22.17	$22.14	$23.68	$20.04	$24.72	$20.71	$12.17	$25.18
Number of accumulation units outstanding at end of period	7,297	1,349	3,737	3,732	4,770	4,237	5,264	13,331	7,416	14,909
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.49	$23.38	$20.50	$15.71	$13.19	$13.06	$10.71	$8.59	$12.93	$13.01
Value at end of period	$25.59	$22.49	$23.38	$20.50	$15.71	$13.19	$13.06	$10.71	$8.59	$12.93
Number of accumulation units outstanding at end of period	61,356	65,859	71,699	78,732	84,847	72,069	66,324	52,840	44,280	35,979
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$23.29	$24.37	$22.68	$16.45	$13.97	$14.27	$11.35	$8.99	$12.93	$13.58
Value at end of period	$28.09	$23.29	$24.37	$22.68	$16.45	$13.97	$14.27	$11.35	$8.99	$12.93
Number of accumulation units outstanding at end of period	4,098	4,180	6,989	8,251	4,709	5,198	4,691	2,626	1,384	1,284
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.56	$19.91	$19.61	$15.55	$12.88	$14.13	$12.27	$8.87	$14.97	$14.00
Value at end of period	$20.44	$20.56	$19.91	$19.61	$15.55	$12.88	$14.13	$12.27	$8.87	$14.97
Number of accumulation units outstanding at end of period	43,067	48,373	51,103	71,938	121,463	126,644	135,872	139,273	143,517	172,507
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.34	$19.39	$19.47	$17.47	$15.16	$15.39	$13.03	$7.86	$11.23	$11.29
Value at end of period	$20.79	$18.34	$19.39	$19.47	$17.47	$15.16	$15.39	$13.03	$7.86	$11.23
Number of accumulation units outstanding at end of period	3,566	4,954	5,953	6,093	12,024	7,985	10,641	8,559	1,198	1,055
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.93	$21.97	$19.75	$16.29	$14.34	$14.05	$12.42	$9.40	$13.07	$12.68
Value at end of period	$24.58	$22.93	$21.97	$19.75	$16.29	$14.34	$14.05	$12.42	$9.40	$13.07
Number of accumulation units outstanding at end of period	129,778	135,092	149,345	193,033	291,027	257,806	218,284	184,173	158,864	107,270
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$24.79	$24.50	$22.08	$16.47	$14.29	$14.96	$11.74	$8.08	$14.33	$13.08
Value at end of period	$26.42	$24.79	$24.50	$22.08	$16.47	$14.29	$14.96	$11.74	$8.08	$14.33
Number of accumulation units outstanding at end of period	24,953	26,016	30,031	39,463	65,087	68,263	71,330	76,390	76,134	83,507
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.01	$18.42	$17.28	$13.43	$11.55	$11.74	$10.30	$8.31	$13.02	$12.73
Value at end of period	$20.05	$17.01	$18.42	$17.28	$13.43	$11.55	$11.74	$10.30	$8.31	$13.02
Number of accumulation units outstanding at end of period	3,577	3,872	7,502	7,181	36,302	29,804	29,341	24,705	11,927	10,953
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$25.15	$22.88	$21.22	$15.36	$13.02	$13.27	$11.45	$8.07	$14.08	$12.83
Value at end of period	$25.33	$25.15	$22.88	$21.22	$15.36	$13.02	$13.27	$11.45	$8.07	$14.08
Number of accumulation units outstanding at end of period	27,434	29,791	32,196	35,852	50,728	55,306	54,179	55,952	54,369	56,241

CFI 406

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.05	$16.33	$16.65	$14.68	$12.46	$14.33	$12.69	$9.30	$18.56	$15.15
Value at end of period	$16.22	$16.05	$16.33	$16.65	$14.68	$12.46	$14.33	$12.69	$9.30	$18.56
Number of accumulation units outstanding at end of period	5,178	7,960	5,310	6,971	10,917	9,903	6,983	5,935	4,904	4,867
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$9.85	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	6,454	10,410	7,052	8,817	43,155	18,827	17,514	20,206	25,435
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.32	$13.43	$13.92	$10.74	$8.90	$9.51	$8.90	$6.78	$11.33	$11.32
Value at end of period	$13.55	$12.32	$13.43	$13.92	$10.74	$8.90	$9.51	$8.90	$6.78	$11.33
Number of accumulation units outstanding at end of period	0	471	471	471	2,781	1,651	1,878	1,786	1,760	1,845
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.58
Value at end of period	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	1,938	2,323	2,844	3,173	45,717	35,324	25,065	15,734	10,463	3,405
WANGER SELECT
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.41	$21.52	$21.04	$15.76	$13.41	$16.42	$13.08	$7.93	$15.70	$15.20
Value at end of period	$24.07	$21.41	$21.52	$21.04	$15.76	$13.41	$16.42	$13.08	$7.93	$15.70
Number of accumulation units outstanding at end of period	11,376	15,518	18,541	21,265	51,052	50,053	49,239	42,810	33,603	21,195
WANGER USA
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.99	$21.29	$20.48	$15.43	$12.96	$13.54	$11.06	$7.84	$13.11	$12.75
Value at end of period	$23.67	$20.99	$21.29	$20.48	$15.43	$12.96	$13.54	$11.06	$7.84	$13.11
Number of accumulation units outstanding at end of period	805	1,342	4,598	5,821	20,468	21,826	24,184	20,959	16,919	14,524
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.35	$19.55	$17.73	$13.56	$12.15	$11.45	$10.18	$8.62	$13.01	$12.55
Value at end of period	$21.76	$19.35	$19.55	$17.73	$13.56	$12.15	$11.45	$10.18	$8.62	$13.01
Number of accumulation units outstanding at end of period	19,867	22,599	22,367	31,074	36,720	37,436	45,491	49,353	48,155	50,899
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2007)
Value at beginning of period	$20.36	$21.50	$20.19	$14.74	$13.09	$13.49	$11.09	$8.61	$12.72	$14.20
Value at end of period	$26.03	$20.36	$21.50	$20.19	$14.74	$13.09	$13.49	$11.09	$8.61	$12.72
Number of accumulation units outstanding at end of period	20,352	18,573	20,816	25,521	27,253	31,713	40,889	39,529	40,774	38,606

CFI 407

Condensed Financial Information (continued)

TABLE 49

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.60	$20.37	$18.85	$16.04
Value at end of period	$21.23	$19.60	$20.37	$18.85
Number of accumulation units outstanding at end of period	1,870	1,870	1,870	1,869
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71	$5.57	$10.25
Value at end of period	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71	$5.57
Number of accumulation units outstanding at end of period	32	13	0	0	0	0	0	0	128
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.52	$34.60	$31.87	$27.27	$24.91	$24.05	$21.66	$17.45	$25.65	$25.20
Value at end of period	$35.81	$33.52	$34.60	$31.87	$27.27	$24.91	$24.05	$21.66	$17.45	$25.65
Number of accumulation units outstanding at end of period	5,513	3,326	3,490	3,963	3,782	3,677	3,675	3,604	3,789	3,454
COLUMBIA ACORN® FUND (CLASS Z)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.27	$15.66	$15.68	$12.10	$10.36	$10.96	$8.78	$6.35	$9.31
Value at end of period	$16.70	$15.27	$15.66	$15.68	$12.10	$10.36	$10.96	$8.78	$6.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	711	655	580
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.36	$13.80	$12.30
Value at end of period	$15.19	$13.36	$13.80
Number of accumulation units outstanding at end of period	62	25	9
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.83	$15.79	$14.23	$10.63	$9.21	$10.23
Value at end of period	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	206	237	1,323	311	357	1,586
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.59	$19.94	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60
Value at end of period	$19.53	$19.59	$19.94	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55
Number of accumulation units outstanding at end of period	11,584	13,498	12,088	12,020	13,852	12,221	11,422	11,782	8,651	7,656
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$54.19	$54.34	$49.01	$37.68	$32.68	$33.85	$29.15	$21.69	$38.08	$32.70
Value at end of period	$57.98	$54.19	$54.34	$49.01	$37.68	$32.68	$33.85	$29.15	$21.69	$38.08
Number of accumulation units outstanding at end of period	35,077	41,410	45,607	43,941	42,567	39,713	37,470	36,581	37,172	53,961
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.80	$36.59	$33.97	$26.76	$23.03	$23.03	$20.19	$15.65	$27.56	$27.40
Value at end of period	$40.69	$34.80	$36.59	$33.97	$26.76	$23.03	$23.03	$20.19	$15.65	$27.56
Number of accumulation units outstanding at end of period	17,449	18,761	20,119	20,418	22,158	24,022	29,174	28,646	28,604	34,217
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.80	$33.72	$30.59	$22.65	$19.94	$20.09	$16.33	$12.85	$24.56	$19.53
Value at end of period	$35.75	$35.80	$33.72	$30.59	$22.65	$19.94	$20.09	$16.33	$12.85	$24.56
Number of accumulation units outstanding at end of period	33,341	33,362	34,929	34,128	32,051	31,953	29,304	29,824	33,604	37,992

CFI 408

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.77	$22.18	$24.36	$18.86	$15.77	$19.22	$17.15	$13.68	$24.58	$21.16
Value at end of period	$21.41	$22.77	$22.18	$24.36	$18.86	$15.77	$19.22	$17.15	$13.68	$24.58
Number of accumulation units outstanding at end of period	5,344	5,909	5,779	4,834	8,319	8,066	7,758	8,409	8,730	9,281
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55
Value at end of period	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94
Number of accumulation units outstanding at end of period	3,166	5,277	6,123	5,558	5,149	5,193	7,106	5,398	4,629	4,722
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.77	$14.43	$13.38	$11.68
Value at end of period	$16.46	$14.77	$14.43	$13.38
Number of accumulation units outstanding at end of period	119	3,324	4,025	2,134
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.84	$53.69	$49.98	$36.01	$37.17
Value at end of period	$56.57	$55.84	$53.69	$49.98	$36.01
Number of accumulation units outstanding at end of period	1,717	3,680	3,009	2,961	2,723
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.85	$15.90	$14.85	$11.60	$10.28	$10.39	$9.57	$7.53	$10.88	$10.16
Value at end of period	$16.21	$14.85	$15.90	$14.85	$11.60	$10.28	$10.39	$9.57	$7.53	$10.88
Number of accumulation units outstanding at end of period	3,895	3,775	4,218	4,145	3,600	3,311	6,994	6,434	6,036	7,190
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.82	$17.61	$16.92	$12.60	$11.90
Value at end of period	$21.02	$16.82	$17.61	$16.92	$12.60
Number of accumulation units outstanding at end of period	76	45	76	46	19
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13
Value at end of period	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07
Number of accumulation units outstanding at end of period	3,586	3,598	3,596	4,148	5,387	6,744	6,669	6,355	5,576	12,129
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.03
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	428
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89	$10.51
Value at end of period	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89
Number of accumulation units outstanding at end of period	465	458	450	442	423	376	332	277	208
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.37	$22.40	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84
Value at end of period	$23.57	$23.37	$22.40	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04
Number of accumulation units outstanding at end of period	3,531	3,444	3,599	2,906	1,871	1,163	1,031	1,764	1,005	1,043
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61
Value at end of period	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10
Number of accumulation units outstanding at end of period	3,113	3,449	3,468	4,719	5,252	4,579	4,767	4,808	3,810	4,405

CFI 409

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38
Value at end of period	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09
Number of accumulation units outstanding at end of period	5,893	7,720	7,155	6,580	5,746	5,394	5,107	4,937	4,415	3,942
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.81	$16.05	$15.00	$13.02	$12.86
Value at end of period	$16.57	$15.81	$16.05	$15.00	$13.02
Number of accumulation units outstanding at end of period	0	324	323	329	329
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$11.82
Value at end of period	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95
Number of accumulation units outstanding at end of period	1,363	1,711	1,605	2,494	6,543	5,794	2,928	9,721	6,776	1,692
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.22	$7.42	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76	$10.60
Value at end of period	$6.55	$6.22	$7.42	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	6,119	4,166	1,837	1,756	1,754	1,556	2,223	2,317	1,767	5,062
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58
Value at end of period	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14
Number of accumulation units outstanding at end of period	2,605	2,472	1,998	1,878	1,309	1,195	1,556	1,387	1,157	6,037
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46	$8.91
Value at end of period	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	1,308	953	2,156	1,118	400	958	893	151	49
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55
Value at end of period	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78
Number of accumulation units outstanding at end of period	4,057	5,465	6,370	6,960	8,501	7,586	5,186	6,107	5,262	4,803
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71	$9.87
Value at end of period	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	1,480	1,142	2,371	1,362	3,767	3,226	3,319	3,313	668
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47
Value at end of period	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80
Number of accumulation units outstanding at end of period	30,215	33,221	37,028	35,576	32,612	30,541	31,230	29,892	23,952	21,399
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$37.93	$39.02	$37.08	$32.08	$28.50	$29.15	$25.79	$21.84	$30.66	$29.32
Value at end of period	$40.51	$37.93	$39.02	$37.08	$32.08	$28.50	$29.15	$25.79	$21.84	$30.66
Number of accumulation units outstanding at end of period	5,452	5,590	5,550	7,460	7,752	7,902	10,241	10,886	11,756	43,686
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78
Value at end of period	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61
Number of accumulation units outstanding at end of period	7,274	7,939	7,557	7,976	11,877	14,824	14,455	14,260	15,739	16,158

CFI 410

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.36	$10.02
Value at end of period	$9.83	$9.36
Number of accumulation units outstanding at end of period	33,456	36,619
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.06	$15.20	$15.35	$15.49	$15.63	$15.78	$15.89	$15.99	$15.72	$15.10
Value at end of period	$14.95	$15.06	$15.20	$15.35	$15.49	$15.63	$15.78	$15.89	$15.99	$15.72
Number of accumulation units outstanding at end of period	7,751	9,694	7,040	5,001	7,320	8,054	9,541	16,735	27,162	19,425
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$38.03	$38.95	$35.52	$27.44	$23.93	$24.22	$21.42	$16.61	$26.88	$25.27
Value at end of period	$41.35	$38.03	$38.95	$35.52	$27.44	$23.93	$24.22	$21.42	$16.61	$26.88
Number of accumulation units outstanding at end of period	54,876	59,571	65,539	68,058	57,768	55,857	51,247	50,761	58,482	258,548
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33
Value at end of period	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55
Number of accumulation units outstanding at end of period	7,103	7,500	8,803	8,303	8,044	3,214	3,621	3,786	1,485	1,764
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.38	$33.42	$29.63	$22.51	$19.85	$20.06	$17.77	$14.56	$23.41	$22.50
Value at end of period	$36.47	$33.38	$33.42	$29.63	$22.51	$19.85	$20.06	$17.77	$14.56	$23.41
Number of accumulation units outstanding at end of period	11,615	13,925	16,413	17,215	21,911	21,794	23,091	27,298	30,020	37,244
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88
Value at end of period	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91
Number of accumulation units outstanding at end of period	12,423	13,529	13,060	12,461	13,414	11,765	14,614	16,127	14,947	17,456
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02
Value at end of period	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74
Number of accumulation units outstanding at end of period	8,763	7,956	8,789	7,998	12,142	12,384	12,558	14,716	14,752	19,654
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.84	$27.94	$26.44	$26.73	$24.67	$23.15	$21.28	$19.26	$21.24	$20.23
Value at end of period	$28.77	$27.84	$27.94	$26.44	$26.73	$24.67	$23.15	$21.28	$19.26	$21.24
Number of accumulation units outstanding at end of period	8,925	10,349	6,865	7,703	13,669	11,791	11,704	10,242	7,843	10,247
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51	$6.90
Value at end of period	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	15,267	13,219	9,812	9,053	8,001	7,748	7,745	7,440
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.59	$17.64	$15.68	$12.08	$10.33	$10.32
Value at end of period	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	29,493	34,740	35,133	11,463	12,730	12,766
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	31,241	34,165	48,754	37,895	36,443	39,636	2,466	1,774	1,385	1,753
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13
Value at end of period	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10
Number of accumulation units outstanding at end of period	6,241	6,540	6,564	5,978	447	302	270	1,055	1,037	403

CFI 411

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.72	$15.92	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Value at end of period	$16.94	$15.72	$15.92	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29
Number of accumulation units outstanding at end of period	0	224	224	203	179	154	129	968	872	404
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56	$10.70
Value at end of period	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	395	127	83	441	398	398	398	480
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14	$6.91
Value at end of period	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14
Number of accumulation units outstanding at end of period	10,025	15,502	15,026	13,384	4,913	3,694	6,389	7,033
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85	$10.06
Value at end of period	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	1,128	63	447	328	328	735	706	403
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01	$14.47
Value at end of period	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01
Number of accumulation units outstanding at end of period	3,687	3,587	3,503	3,888	1,601	580	482
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23	$4.94
Value at end of period	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23
Number of accumulation units outstanding at end of period	5,706	6,232	5,856	5,723	1,464	584	491	483
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.15	$17.08	$16.44	$11.96	$11.85
Value at end of period	$19.38	$16.15	$17.08	$16.44	$11.96
Number of accumulation units outstanding at end of period	3,525	4,900	4,805	4,220	2,786
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04
Value at end of period	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85
Number of accumulation units outstanding at end of period	12,996	12,978	5,246	5,239	98	323	403	354	327	601
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68
Value at end of period	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08
Number of accumulation units outstanding at end of period	6,359	7,065	6,568	6,843	6,650	6,858	8,936	9,470	9,075	11,360
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19
Value at end of period	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63
Number of accumulation units outstanding at end of period	11,100	9,410	15,169	6,000	4,576	4,059	5,650	2,691	1,813	844
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$13.38
Value at end of period	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08
Number of accumulation units outstanding at end of period	15,442	10,241	7,421	6,309	4,028	2,655	5,495	2,952	24	259

CFI 412

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$13.86
Value at end of period	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	8,474	6,954	7,370	5,432	6,011	5,128	4,019	2,577	2,225	932
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$15.70	$15.99	$15.19	$14.26
Value at end of period	$16.55	$15.70	$15.99	$15.19
Number of accumulation units outstanding at end of period	4,207	1,303	610	424
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93	$6.68
Value at end of period	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	187	84	46	46	480	481	480	481	46
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12	$7.70
Value at end of period	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12
Number of accumulation units outstanding at end of period	0	0	0	0	385	385	385	384
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.49	$25.79	$24.42	$21.99	$19.76	$19.60	$17.82	$15.26	$20.16	$19.23
Value at end of period	$26.69	$25.49	$25.79	$24.42	$21.99	$19.76	$19.60	$17.82	$15.26	$20.16
Number of accumulation units outstanding at end of period	1,201	1,773	2,103	11,199	10,219	8,986	1,460	1,403	1,239	919
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.00	$27.59	$26.13	$21.55	$18.92	$19.68	$17.57	$14.16	$22.36	$21.49
Value at end of period	$28.60	$27.00	$27.59	$26.13	$21.55	$18.92	$19.68	$17.57	$14.16	$22.36
Number of accumulation units outstanding at end of period	2,406	3,901	3,694	4,769	4,436	4,417	4,566	4,822	4,895	5,219
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.84	$26.23	$24.82	$21.49	$19.10	$19.39	$17.48	$14.48	$21.03	$20.13
Value at end of period	$27.29	$25.84	$26.23	$24.82	$21.49	$19.10	$19.39	$17.48	$14.48	$21.03
Number of accumulation units outstanding at end of period	855	2,103	4,063	4,363	3,865	3,913	3,769	3,615	3,451	3,098
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.34	$12.43	$11.87	$12.29	$11.95	$11.70
Value at end of period	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95
Number of accumulation units outstanding at end of period	135	904	904	904	1,739	3,972
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96
Value at end of period	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35
Number of accumulation units outstanding at end of period	1,300	1,240	1,651	1,588	1,518	1,445	914	914	914	914
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70
Value at end of period	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61
Number of accumulation units outstanding at end of period	2,596	2,942	7,176	5,753	706	589	707	608	484	3,015
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71	$9.74
Value at end of period	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	2,254	2,114	2,521	2,223	1,776	2,579	2,248	1,413	2,071

CFI 413

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Value at end of period	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04
Number of accumulation units outstanding at end of period	6,535	5,700	4,650	4,432	4,101	3,597	5,332	4,787	3,811	4,573
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74
Value at end of period	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40
Number of accumulation units outstanding at end of period	1,112	2,716	4,368	3,302	2,724	2,525	2,682	4,136	2,675	1,384
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.47	$16.09	$15.57	$11.23	$11.17
Value at end of period	$18.95	$15.47	$16.09	$15.57	$11.23
Number of accumulation units outstanding at end of period	390	311	521	157	82
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.73	$22.30	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13
Value at end of period	$24.06	$21.73	$22.30	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89
Number of accumulation units outstanding at end of period	934	957	921	886	863	833	157	758	672	454
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54
Value at end of period	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08
Number of accumulation units outstanding at end of period	60	55	50	763	758	841	1,502	1,967	2,347	5,389
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96
Value at end of period	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27
Number of accumulation units outstanding at end of period	16,272	22,856	22,539	19,629	17,960	17,498	17,903	19,506	22,736	44,927
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71
Value at end of period	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92
Number of accumulation units outstanding at end of period	579	579	579	579	579	579	579	1,162	579	1,362
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07
Value at end of period	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78
Number of accumulation units outstanding at end of period	3,341	2,754	2,585	2,300	2,670	2,831	2,730	4,353	4,535	4,536
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53
Value at end of period	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77
Number of accumulation units outstanding at end of period	3,276	3,379	3,403	3,266	2,200	1,899	2,110	2,035	1,819	2,216
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99	$13.84
Value at end of period	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99
Number of accumulation units outstanding at end of period	625	474	354	712	689	376	304
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65
Value at end of period	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41
Number of accumulation units outstanding at end of period	62,324	66,614	78,055	78,801	83,997	80,988	83,348	87,308	90,310	141,954
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$11.21
Value at end of period	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	2,094	1,566	4,199	3,645	2,536	279	1,786	1,846	402	280

CFI 414

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44
Value at end of period	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86
Number of accumulation units outstanding at end of period	21,127	17,409	15,070	12,906	17,346	21,765	19,646	13,609	10,316	6,015
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02
Value at end of period	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50
Number of accumulation units outstanding at end of period	48,572	60,430	66,159	64,957	69,431	67,780	86,676	83,457	94,485	134,089
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86
Value at end of period	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21
Number of accumulation units outstanding at end of period	7,846	7,993	8,434	7,565	7,161	6,825	6,158	6,014	4,538	7,533
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$47.46	$43.24	$40.16	$29.11	$24.72	$25.22	$21.79	$15.39	$26.88	$24.69
Value at end of period	$47.72	$47.46	$43.24	$40.16	$29.11	$24.72	$25.22	$21.79	$15.39	$26.88
Number of accumulation units outstanding at end of period	9,206	11,642	9,926	8,475	5,685	5,066	5,065	6,143	5,829	12,333
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30
Value at end of period	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27
Number of accumulation units outstanding at end of period	448	445	2,062	1,219	1,115	999	1,240	1,380	1,160	497
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	18,721	20,212	23,873	25,317	29,771	30,678	33,040	39,891	55,721
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.07	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Value at end of period	$13.26	$12.07	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24
Number of accumulation units outstanding at end of period	13	810	13	13	13	78	13	38	13	13
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50	$10.70
Value at end of period	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	1,897	2,313	863	1,686	865	2,283	2,647	2,218	772	322
WANGER SELECT
Value at beginning of period	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83
Value at end of period	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07
Number of accumulation units outstanding at end of period	795	741	703	1,889	1,444	1,094	2,766	2,127	2,711	2,307
WANGER USA
Value at beginning of period	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66
Value at end of period	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25
Number of accumulation units outstanding at end of period	576	568	597	574	549	540	496	434	387	1,584
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98
Value at end of period	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36
Number of accumulation units outstanding at end of period	8,364	8,602	9,279	8,011	9,785	6,138	5,019	7,229	4,706	3,766

CFI 415

Condensed Financial Information (continued)

TABLE 50

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.75	$12.12	$11.92	$12.66
Value at end of period	$12.19	$11.75	$12.12	$11.92
Number of accumulation units outstanding at end of period	0	0	16	11
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$18.11	$19.06	$17.34	$13.50
Value at end of period	$20.73	$18.11	$19.06	$17.34
Number of accumulation units outstanding at end of period	175	114	28	4
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71	$7.56
Value at end of period	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71
Number of accumulation units outstanding at end of period	1,190	1,189	1,167	1,136	1,107	1,072	1,035	718
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2013)
Value at beginning of period	$14.87	$14.30	$11.09	$11.67
Value at end of period	$15.56	$14.87	$14.30	$11.09
Number of accumulation units outstanding at end of period	224	151	46	11
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.36	$13.80	$12.47	$9.62	$8.45	$8.98	$7.80	$7.49
Value at end of period	$15.19	$13.36	$13.80	$12.47	$9.62	$8.45	$8.98	$7.80
Number of accumulation units outstanding at end of period	832	832	819	801	754	730	707	965
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72	$9.27
Value at end of period	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72
Number of accumulation units outstanding at end of period	0	0	0	5,044	5,043	5,584	5,581
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during March 2012)
Value at beginning of period	$19.59	$19.94	$20.68	$17.37	$16.38
Value at end of period	$19.53	$19.59	$19.94	$20.68	$17.37
Number of accumulation units outstanding at end of period	393	313	243	289	95
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2008)
Value at beginning of period	$54.28	$54.43	$49.09	$37.75	$32.73	$33.90	$29.20	$21.72	$33.46
Value at end of period	$58.07	$54.28	$54.43	$49.09	$37.75	$32.73	$33.90	$29.20	$21.72
Number of accumulation units outstanding at end of period	6,049	5,881	5,688	5,900	5,905	5,440	5,093	7,293	1,958

CFI 416

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$34.86	$36.65	$34.03	$26.81	$23.07	$23.07	$20.22	$19.61
Value at end of period	$40.75	$34.86	$36.65	$34.03	$26.81	$23.07	$23.07	$20.22
Number of accumulation units outstanding at end of period	0	0	0	2,073	2,073	2,295	2,294	2,249
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2010)
Value at beginning of period	$35.86	$33.78	$30.64	$22.69	$19.97	$20.12	$18.23
Value at end of period	$35.81	$35.86	$33.78	$30.64	$22.69	$19.97	$20.12
Number of accumulation units outstanding at end of period	354	267	172	3,323	3,283	3,579	3,550
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during March 2008)
Value at beginning of period	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.00
Value at end of period	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90
Number of accumulation units outstanding at end of period	115	76	14	0	0	0	0	0	17
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07	$6.10
Value at end of period	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	1,150	1,139	734	714	330	320	309	466
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.82	$17.61	$16.92	$14.45
Value at end of period	$21.02	$16.82	$17.61	$16.92
Number of accumulation units outstanding at end of period	0	0	12	8
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during March 2008)
Value at beginning of period	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$12.96
Value at end of period	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05
Number of accumulation units outstanding at end of period	360	360	360	360	360	360	360	1,031	1,147
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2008)
Value at beginning of period	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$58.33
Value at end of period	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54
Number of accumulation units outstanding at end of period	104	75	608	1,263	1,272	1,344	1,343	1,292	40
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$11.80
Value at end of period	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06
Number of accumulation units outstanding at end of period	167	117	41	23	23	23	23	23	23
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$14.56	$15.11	$14.80	$16.46	$16.43
Value at end of period	$15.17	$14.56	$15.11	$14.80	$16.46
Number of accumulation units outstanding at end of period	160	121	82	44	7
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2014)
Value at beginning of period	$13.86	$13.63	$12.77
Value at end of period	$14.52	$13.86	$13.63
Number of accumulation units outstanding at end of period	234	153	30

CFI 417

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during March 2008)
Value at beginning of period	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$14.68
Value at end of period	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51
Number of accumulation units outstanding at end of period	1,095	2,461	2,416	2,411	2,705	2,831	2,827	2,399	828
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53	$10.22
Value at end of period	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53
Number of accumulation units outstanding at end of period	236	182	159	159	157	41	17
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during March 2008)
Value at beginning of period	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$13.48
Value at end of period	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93
Number of accumulation units outstanding at end of period	1,439	1,418	1,399	1,392	1,286	1,286	1,219	1,140	1,049
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$37.99	$39.08	$37.14	$32.13	$28.54	$29.20	$25.83	$21.87	$28.70
Value at end of period	$40.58	$37.99	$39.08	$37.14	$32.13	$28.54	$29.20	$25.83	$21.87
Number of accumulation units outstanding at end of period	364	314	130	97	66	33	12	9	9
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.63	$9.87
Value at end of period	$10.67	$9.63
Number of accumulation units outstanding at end of period	265	81
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.75
Value at end of period	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72
Number of accumulation units outstanding at end of period	3,617	3,244	3,218	2,909	3,144	3,410	4,288	4,121	3,332
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.36	$10.02
Value at end of period	$9.83	$9.36
Number of accumulation units outstanding at end of period	5,052	4,527
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.29	$11.22	$10.79	$11.10	$10.92
Value at end of period	$11.37	$11.29	$11.22	$10.79	$11.10
Number of accumulation units outstanding at end of period	189	139	85	166	139
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.09	$15.23	$15.37	$15.52	$15.66	$15.81	$15.92	$16.02	$15.86
Value at end of period	$14.97	$15.09	$15.23	$15.37	$15.52	$15.66	$15.81	$15.92	$16.02
Number of accumulation units outstanding at end of period	510	443	351	281	211	129	713	2,323	20,037
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$38.09	$39.01	$35.57	$27.49	$23.97	$24.26	$21.46	$16.63	$23.95
Value at end of period	$41.42	$38.09	$39.01	$35.57	$27.49	$23.97	$24.26	$21.46	$16.63
Number of accumulation units outstanding at end of period	545	529	509	487	1,670	1,650	1,456	1,456	1,456

CFI 418

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.18
Value at end of period	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86
Number of accumulation units outstanding at end of period	1,766	1,664	1,579	1,509	1,450	1,513	1,474	1,043	102
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$21.22
Value at end of period	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,230	590	425
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$25.68	$27.07
Value at end of period	$32.39	$25.68
Number of accumulation units outstanding at end of period	75	23
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$27.89	$27.99	$26.49	$26.77	$26.80
Value at end of period	$28.82	$27.89	$27.99	$26.49	$26.77
Number of accumulation units outstanding at end of period	1,336	1,313	105	100	6
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.59	$17.64	$15.68	$12.08	$11.63
Value at end of period	$19.14	$18.59	$17.64	$15.68	$12.08
Number of accumulation units outstanding at end of period	938	842	655	686	281
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$8.63
Value at end of period	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34
Number of accumulation units outstanding at end of period	2,762	2,762	2,764	871	713	713	0	187	187
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88	$13.60
Value at end of period	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88
Number of accumulation units outstanding at end of period	1,886	817	720	732	509	365	354
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2013)
Value at beginning of period	$17.54	$17.87	$17.08	$13.48
Value at end of period	$19.70	$17.54	$17.87	$17.08
Number of accumulation units outstanding at end of period	2,261	2,255	91	87
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98	$27.09
Value at end of period	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98
Number of accumulation units outstanding at end of period	14	14	14	14	13	4	2
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$11.85
Value at end of period	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16
Number of accumulation units outstanding at end of period	4,152	3,984	3,823	3,656	3,369	3,155	2,535	1,788	1,187

CFI 419

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$12.04
Value at end of period	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04
Number of accumulation units outstanding at end of period	368	368	368	368	348	294	238	174	98
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$15.70	$15.99	$15.19	$14.67
Value at end of period	$16.55	$15.70	$15.99	$15.19
Number of accumulation units outstanding at end of period	1,096	1,025	902	857
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2014)
Value at beginning of period	$14.16	$14.29	$13.60
Value at end of period	$14.66	$14.16	$14.29
Number of accumulation units outstanding at end of period	26,679	26,692	26,067
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$27.05	$27.63	$26.18	$21.59	$18.95	$19.71	$17.60	$14.19	$20.34
Value at end of period	$28.65	$27.05	$27.63	$26.18	$21.59	$18.95	$19.71	$17.60	$14.19
Number of accumulation units outstanding at end of period	331	331	331	331	331	331	331	619	619
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$25.88	$26.28	$24.86	$21.53	$19.13	$19.43	$17.51	$14.50	$19.49
Value at end of period	$27.34	$25.88	$26.28	$24.86	$21.53	$19.13	$19.43	$17.51	$14.50
Number of accumulation units outstanding at end of period	388	289	289	289	289	289	289	631	631
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$10.65
Value at end of period	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17
Number of accumulation units outstanding at end of period	473	469	465	460	717	710	702	473	330
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$15.99
Value at end of period	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83
Number of accumulation units outstanding at end of period	1,322	1,258	1,177	1,152	1,096	997	1,115	1,011	1,180
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$13.65	$13.98	$12.37	$12.01	$11.54
Value at end of period	$13.64	$13.65	$13.98	$12.37	$12.01
Number of accumulation units outstanding at end of period	62	64	45	25	4
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$19.45
Value at end of period	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88
Number of accumulation units outstanding at end of period	863	863	864	864	864	863	816	760	1,343
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$11.57
Value at end of period	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	26

CFI 420

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$11.73
Value at end of period	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	66	66	106
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$20.80
Value at end of period	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96
Number of accumulation units outstanding at end of period	865	765	688	2,501	2,766	2,918	2,891	2,992	512
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$16.24
Value at end of period	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79
Number of accumulation units outstanding at end of period	820	809	791	772	984	955	1,142	1,032	1,212
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$12.60
Value at end of period	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52
Number of accumulation units outstanding at end of period	135	108	54	222	207	507	507	507	611
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$17.98	$19.03	$19.15	$18.49
Value at end of period	$20.36	$17.98	$19.03	$19.15
Number of accumulation units outstanding at end of period	0	0	5	3
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.34
Value at end of period	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24
Number of accumulation units outstanding at end of period	597	590	583	575	887	876	864	644	455
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$11.83
Value at end of period	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60
Number of accumulation units outstanding at end of period	149	88	61	236	235	17	8	0	25
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$15.93
Value at end of period	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96
Number of accumulation units outstanding at end of period	1,527	1,386	1,210	1,083	979	698	1,371	1,210	954
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$47.54	$43.31	$40.23	$29.16	$24.76	$25.27	$21.83	$15.41	$23.31
Value at end of period	$47.80	$47.54	$43.31	$40.23	$29.16	$24.76	$25.27	$21.83	$15.41
Number of accumulation units outstanding at end of period	337	274	216	205	205	205	205	205	205
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.61	$15.91	$16.24	$14.34	$13.33
Value at end of period	$15.76	$15.61	$15.91	$16.24	$14.34
Number of accumulation units outstanding at end of period	120	83	58	125	104

CFI 421

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$9.63	$10.06	$10.87	$9.13	$8.48
Value at end of period	$9.72	$9.63	$10.06	$10.87	$9.13
Number of accumulation units outstanding at end of period	197	72	41	34	13
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.07	$13.19	$13.69	$11.87
Value at end of period	$13.26	$12.07	$13.19	$13.69
Number of accumulation units outstanding at end of period	83	83	83	83
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$11.93
Value at end of period	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84
Number of accumulation units outstanding at end of period	1,318	1,077	835	734	644	517	379	251	104

TABLE 51
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$20.08	$20.42	$18.13	$14.95	$13.61	$14.29
Value at end of period	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61
Number of accumulation units outstanding at end of period	1,097	1,086	1,095	1,119	2,901	2,072
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31	$12.30
Value at end of period	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31
Number of accumulation units outstanding at end of period	6,668	7,493	7,386	6,112	3,355	1,729	181
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14	$10.80
Value at end of period	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	20,841	24,680	27,398	36,760	51,642	9,300	2,104
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$9.96
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	61
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.80	$18.80	$17.15	$12.01	$10.10	$12.13
Value at end of period	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	719	1,149	653	476	454	473

CFI 422

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68	$6.93
Value at end of period	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68
Number of accumulation units outstanding at end of period	1,172	1,292	1,519	1,314	2,022	304	110	85
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.02	$19.22	$17.74	$12.43	$10.81	$12.42
Value at end of period	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	4,248	5,126	5,300	2,862	1,328	1,156
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during September 2015)
Value at beginning of period	$9.14	$9.04
Value at end of period	$10.41	$9.14
Number of accumulation units outstanding at end of period	369	50
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$21.82	$23.74	$22.59	$17.16	$15.35	$15.98
Value at end of period	$26.36	$21.82	$23.74	$22.59	$17.16	$15.35
Number of accumulation units outstanding at end of period	546	501	900	1,208	404	146
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.70	$16.25	$15.01	$12.88	$11.80	$11.43	$10.32	$8.34	$12.30	$12.12
Value at end of period	$16.72	$15.70	$16.25	$15.01	$12.88	$11.80	$11.43	$10.32	$8.34	$12.30
Number of accumulation units outstanding at end of period	646	1,433	706	717	734	737	749	762	842	802
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.67	$13.97
Value at end of period	$15.30	$14.67
Number of accumulation units outstanding at end of period	150	150
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.06	$13.53	$12.26	$9.48	$8.35	$9.21
Value at end of period	$14.81	$13.06	$13.53	$12.26	$9.48	$8.35
Number of accumulation units outstanding at end of period	26	358	358	26	26	26
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.49	$15.48	$13.99	$10.48	$9.11	$10.12
Value at end of period	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	238	428	421	495	562	36
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.70	$20.11	$20.92	$17.63	$14.97	$17.55	$16.25	$11.82	$20.14	$17.16
Value at end of period	$19.59	$19.70	$20.11	$20.92	$17.63	$14.97	$17.55	$16.25	$11.82	$20.14
Number of accumulation units outstanding at end of period	15,939	16,072	16,197	17,513	16,790	14,572	12,398	9,931	12,699	6,633
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.50	$23.63	$21.38	$16.49	$14.34	$14.90	$12.87	$9.60	$16.91	$14.57
Value at end of period	$25.06	$23.50	$23.63	$21.38	$16.49	$14.34	$14.90	$12.87	$9.60	$16.91
Number of accumulation units outstanding at end of period	28,433	31,512	29,501	37,565	33,988	29,978	28,152	29,512	32,250	27,536
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.33	$18.27	$17.02	$13.45	$11.61	$11.64	$10.24	$7.96	$14.05	$14.02
Value at end of period	$20.20	$17.33	$18.27	$17.02	$13.45	$11.61	$11.64	$10.24	$7.96	$14.05
Number of accumulation units outstanding at end of period	7,863	9,244	8,557	8,313	6,797	5,784	4,901	2,620	1,748	1,341

CFI 423

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.03	$19.87	$18.08	$13.42	$11.85	$11.98	$9.77	$7.71	$14.78	$11.78
Value at end of period	$20.93	$21.03	$19.87	$18.08	$13.42	$11.85	$11.98	$9.77	$7.71	$14.78
Number of accumulation units outstanding at end of period	2,837	4,487	3,265	3,735	4,211	3,863	3,439	3,903	4,448	4,374
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$21.49	$23.49	$23.66	$17.58	$15.04	$15.82	$12.49	$9.80	$14.81	$15.36
Value at end of period	$27.63	$21.49	$23.49	$23.66	$17.58	$15.04	$15.82	$12.49	$9.80	$14.81
Number of accumulation units outstanding at end of period	1,458	1,867	2,010	1,829	1,039	1,971	1,534	1,674	820	730
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10	$8.59
Value at end of period	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	5,294	5,364	4,902	5,256	3,854	2,893	2,629	2,072	158
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during October 2011)
Value at beginning of period	$16.44	$17.27	$16.64	$12.43	$10.84	$10.27
Value at end of period	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84
Number of accumulation units outstanding at end of period	130	291	348	348	281	14
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.07	$20.07	$18.22	$14.16	$12.52	$13.20	$10.66	$8.52	$14.23	$14.33
Value at end of period	$21.92	$19.07	$20.07	$18.22	$14.16	$12.52	$13.20	$10.66	$8.52	$14.23
Number of accumulation units outstanding at end of period	779	619	563	528	840	758	669	590	2,100	2,542
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.02	$10.14
Value at end of period	$10.12	$10.02
Number of accumulation units outstanding at end of period	2,204	562
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$11.42
Value at end of period	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33
Number of accumulation units outstanding at end of period	395	395	395	0	0	212	0	0	0	445
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$23.19	$22.30	$21.88	$17.48	$14.65	$16.06	$14.43	$10.63	$17.32	$15.13
Value at end of period	$23.32	$23.19	$22.30	$21.88	$17.48	$14.65	$16.06	$14.43	$10.63	$17.32
Number of accumulation units outstanding at end of period	588	762	656	582	352	612	1,605	4,724	4,142	2,815
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$31.20	$36.77	$39.11	$36.55	$30.62	$37.86	$30.19	$16.82	$32.77	$24.79
Value at end of period	$32.94	$31.20	$36.77	$39.11	$36.55	$30.62	$37.86	$30.19	$16.82	$32.77
Number of accumulation units outstanding at end of period	5,308	5,498	5,009	5,507	5,573	4,872	4,772	5,025	3,027	2,772
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Value at end of period	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99
Number of accumulation units outstanding at end of period	1,229	957	591	4,697	330	655	573	445	405	265
PAX BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$16.15	$16.44	$15.41	$13.41	$12.20	$12.59	$11.39	$9.51	$13.89	$12.86
Value at end of period	$16.87	$16.15	$16.44	$15.41	$13.41	$12.20	$12.59	$11.39	$9.51	$13.89
Number of accumulation units outstanding at end of period	1,712	1,712	1,712	1,913	4,103	7,379	7,375	7,812	8,284	2,044
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.79	$14.35	$14.09	$15.72	$14.64	$13.27	$12.43	$10.64	$11.59	$10.61
Value at end of period	$14.32	$13.79	$14.35	$14.09	$15.72	$14.64	$13.27	$12.43	$10.64	$11.59
Number of accumulation units outstanding at end of period	2,428	2,917	2,736	3,539	5,921	4,911	6,015	5,498	2,895	2,334

CFI 424

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$6.06	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.79
Value at end of period	$6.37	$6.06	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	1,060	1,061	1,061	1,268	1,374	1,573	1,508	3,271	1,687	213
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.88	$17.79	$18.00	$16.27	$14.19	$14.61	$12.54	$7.91	$12.40	$11.96
Value at end of period	$19.04	$16.88	$17.79	$18.00	$16.27	$14.19	$14.61	$12.54	$7.91	$12.40
Number of accumulation units outstanding at end of period	487	456	332	332	142	147	201	615	805	494
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.56
Value at end of period	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27
Number of accumulation units outstanding at end of period	640	466	117	8	192	192	144	70
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.26
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	29
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.05	$21.21	$21.14	$20.94	$18.31	$18.99	$17.06	$14.54	$13.85	$12.65
Value at end of period	$21.03	$20.05	$21.21	$21.14	$20.94	$18.31	$18.99	$17.06	$14.54	$13.85
Number of accumulation units outstanding at end of period	11,936	13,774	14,551	16,260	19,447	18,742	15,016	13,970	15,691	5,250
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.73
Value at end of period	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87
Number of accumulation units outstanding at end of period	142	563	142	3,635	3,976	3,939	346	156
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$22.12	$21.26	$19.70	$14.91	$12.52	$13.33	$12.02	$9.05	$15.03	$13.73
Value at end of period	$23.69	$22.12	$21.26	$19.70	$14.91	$12.52	$13.33	$12.02	$9.05	$15.03
Number of accumulation units outstanding at end of period	12,676	13,003	12,107	13,941	12,714	15,884	14,598	12,135	10,182	8,092
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.51	$16.00	$15.26	$13.24	$11.80	$12.10	$10.74	$9.12
Value at end of period	$16.52	$15.51	$16.00	$15.26	$13.24	$11.80	$12.10	$10.74
Number of accumulation units outstanding at end of period	527	527	122	141	315	315	235	120
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.33	$10.01
Value at end of period	$9.77	$9.33
Number of accumulation units outstanding at end of period	14,416	15,683
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.68	$9.89
Value at end of period	$10.21	$9.68
Number of accumulation units outstanding at end of period	75	15

CFI 425

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2013)
Value at beginning of period	$11.10	$11.06	$10.68	$10.99
Value at end of period	$11.14	$11.10	$11.06	$10.68
Number of accumulation units outstanding at end of period	0	438	234	29
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.24	$10.36	$10.49	$10.62	$10.75	$10.89	$11.00	$11.10	$10.95	$10.54
Value at end of period	$10.13	$10.24	$10.36	$10.49	$10.62	$10.75	$10.89	$11.00	$11.10	$10.95
Number of accumulation units outstanding at end of period	107,232	152,181	174,042	156,879	141,928	175,309	192,718	204,298	273,075	232,053
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.35	$19.88	$18.18	$14.09	$12.32	$12.51	$11.10	$8.63	$14.01	$13.21
Value at end of period	$20.98	$19.35	$19.88	$18.18	$14.09	$12.32	$12.51	$11.10	$8.63	$14.01
Number of accumulation units outstanding at end of period	6,848	7,582	7,374	8,428	5,883	5,548	5,458	5,313	4,115	2,734
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28
Value at end of period	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46
Number of accumulation units outstanding at end of period	1,366	3,434	4,395	6,643	6,723	7,825	7,142	826	1,461	702
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.98	$19.06	$16.95	$12.91	$11.42	$11.58	$10.29	$8.45	$13.64	$13.15
Value at end of period	$20.67	$18.98	$19.06	$16.95	$12.91	$11.42	$11.58	$10.29	$8.45	$13.64
Number of accumulation units outstanding at end of period	9,375	9,884	5,156	6,383	8,198	8,825	9,867	9,483	11,013	12,441
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.11	$22.79	$21.06	$15.85	$13.64	$13.97	$11.60	$8.92	$14.47	$12.88
Value at end of period	$25.79	$22.11	$22.79	$21.06	$15.85	$13.64	$13.97	$11.60	$8.92	$14.47
Number of accumulation units outstanding at end of period	5,365	6,529	6,284	7,482	8,076	8,395	8,394	8,118	7,354	10,749
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.24	$21.17	$20.33	$14.43	$13.00	$13.26	$10.93	$8.86	$13.51	$14.60
Value at end of period	$25.45	$20.24	$21.17	$20.33	$14.43	$13.00	$13.26	$10.93	$8.86	$13.51
Number of accumulation units outstanding at end of period	4,556	5,105	4,656	5,447	6,371	6,814	7,037	6,195	5,465	8,768
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.70	$14.80	$14.04	$14.24	$13.18	$12.41	$11.44	$10.38	$11.49	$10.97
Value at end of period	$15.14	$14.70	$14.80	$14.04	$14.24	$13.18	$12.41	$11.44	$10.38	$11.49
Number of accumulation units outstanding at end of period	42,320	46,403	40,881	50,235	50,490	30,287	8,328	8,043	7,379	8,986
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$6.88
Value at end of period	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	14	7	14	6	320	320	345	320
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$11.48
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01
Number of accumulation units outstanding at end of period	7,725	8,134	6,000	6,174	3,939
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	8,511	9,915	9,543	12,622	11,919	13,419	10,244	8,760	9,979	7,901

CFI 426

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$28.09	$28.30	$26.32	$20.20	$17.91	$18.23	$14.16	$10.14	$14.88
Value at end of period	$29.76	$28.09	$28.30	$26.32	$20.20	$17.91	$18.23	$14.16	$10.14
Number of accumulation units outstanding at end of period	3,714	4,030	4,178	5,230	4,343	2,274	967	423	715
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$16.41	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	566	779	1,281	1,230	1,487	1,488	1,362	1,204	997	856
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$25.14	$23.66	$22.59
Value at end of period	$26.46	$25.14	$23.66
Number of accumulation units outstanding at end of period	1,977	1,356	359
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63	$8.37
Value at end of period	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	10,929	6,867	2,749	747	3,202	2,870	2,775	2,745	2,745
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2014)
Value at beginning of period	$20.19	$21.24	$21.01
Value at end of period	$22.99	$20.19	$21.24
Number of accumulation units outstanding at end of period	1,770	1,342	240
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$13.11
Value at end of period	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93
Number of accumulation units outstanding at end of period	0	145	0	196	196	195	13
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91	$9.22
Value at end of period	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	5,899	4,499	2,921	1,999	1,566	1,258	998	771	355
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95	$9.49
Value at end of period	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	3,769	3,941	2,865	1,953	1,275	956	598	466	294
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$26.60	$27.18	$26.06	$18.97	$16.68	$16.75	$12.81	$9.90	$15.30	$15.09
Value at end of period	$29.79	$26.60	$27.18	$26.06	$18.97	$16.68	$16.75	$12.81	$9.90	$15.30
Number of accumulation units outstanding at end of period	3,037	3,048	3,443	3,213	2,429	1,768	3,056	132	0	337
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$25.03	$25.55	$24.28	$17.85	$15.78	$16.39	$13.34	$10.59	$15.55	$14.87
Value at end of period	$30.78	$25.03	$25.55	$24.28	$17.85	$15.78	$16.39	$13.34	$10.59	$15.55
Number of accumulation units outstanding at end of period	1,967	1,843	1,583	2,245	1,912	3,272	3,074	3,250	1,907	293

CFI 427

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$9.83
Value at end of period	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43
Number of accumulation units outstanding at end of period	1,467	1,334	7,712	1,008	474	475	1,871
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.10	$15.37	$14.73	$12.39	$10.90	$10.82
Value at end of period	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90
Number of accumulation units outstanding at end of period	765	695	627	572	14	14
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.47	$15.82	$15.10	$12.38	$11.90
Value at end of period	$16.26	$15.47	$15.82	$15.10	$12.38
Number of accumulation units outstanding at end of period	434	327	240	133	98
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$12.05	$12.26	$11.88
Value at end of period	$12.66	$12.05	$12.26
Number of accumulation units outstanding at end of period	1,932	2,664	1,039
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Value at end of period	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34
Number of accumulation units outstanding at end of period	11,212	10,445	94	94	94	298	428	428	428
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$15.38	$15.61	$14.82	$13.39	$12.07	$12.01	$10.95	$9.40
Value at end of period	$16.06	$15.38	$15.61	$14.82	$13.39	$12.07	$12.01	$10.95
Number of accumulation units outstanding at end of period	978	978	2,649	855	678	483	2,103	58
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.29	$16.69	$15.86	$13.12	$11.55	$12.05	$10.79	$8.73	$13.82	$13.96
Value at end of period	$17.20	$16.29	$16.69	$15.86	$13.12	$11.55	$12.05	$10.79	$8.73	$13.82
Number of accumulation units outstanding at end of period	391	391	0	0	0	0	0	0	0	797
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.78	$16.53
Value at end of period	$16.61	$15.78
Number of accumulation units outstanding at end of period	2,632	2,630
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.02
Value at end of period	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65
Number of accumulation units outstanding at end of period	540	648	385	339	78	295	3,195	461
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.08	$20.10	$17.96	$13.77	$12.04	$11.98	$10.57	$8.48	$13.66	$13.13
Value at end of period	$22.14	$20.08	$20.10	$17.96	$13.77	$12.04	$11.98	$10.57	$8.48	$13.66
Number of accumulation units outstanding at end of period	1,022	1,116	1,155	1,257	1,388	1,479	1,519	1,536	1,579	1,432
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$24.68	$25.43	$22.90	$17.65	$15.36	$16.06	$13.33	$9.95	$13.71	$14.30
Value at end of period	$30.24	$24.68	$25.43	$22.90	$17.65	$15.36	$16.06	$13.33	$9.95	$13.71
Number of accumulation units outstanding at end of period	3,872	4,009	4,653	4,331	3,952	3,487	2,605	734	571	524

CFI 428

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.50	$25.06	$24.32	$17.74	$15.01	$14.87	$11.90	$8.91	$15.36	$14.66
Value at end of period	$24.45	$23.50	$25.06	$24.32	$17.74	$15.01	$14.87	$11.90	$8.91	$15.36
Number of accumulation units outstanding at end of period	1,326	1,289	1,781	1,127	657	759	554	659	1,129	1,330
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	930	1,245	1,202	1,140	4,072	993	569	486	508
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.91
Value at end of period	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	4,636	4,412	4,774	5,899	6,822	4,538	3,910	5,811	5,273	4,190
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.72	$17.43	$15.64	$11.76	$10.60	$11.26	$10.18	$7.83	$13.05	$12.68
Value at end of period	$18.98	$17.72	$17.43	$15.64	$11.76	$10.60	$11.26	$10.18	$7.83	$13.05
Number of accumulation units outstanding at end of period	657	658	277	893	713	546	22	45	317	322
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.02	$15.67	$15.21	$11.00	$9.76	$9.32
Value at end of period	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76
Number of accumulation units outstanding at end of period	0	0	0	122	122	94
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$15.31
Value at end of period	$23.23	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	1,399	1,644	1,644	1,557	1,608	1,438	3,488	2,409	653	482
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.91	$19.29	$17.90	$13.42	$11.46	$11.85	$10.42	$8.21	$13.08	$13.56
Value at end of period	$20.84	$17.91	$19.29	$17.90	$13.42	$11.46	$11.85	$10.42	$8.21	$13.08
Number of accumulation units outstanding at end of period	1,441	6,797	7,432	5,547	5,741	5,917	5,358	5,583	4,095	3,953
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	664	1,231	1,519	394	0	0	0	0	0	616
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Value at end of period	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82
Number of accumulation units outstanding at end of period	1,135	1,082	1,011	1,125	1,198	1,411	954	1,806	2,979	1,573
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$18.01
Value at end of period	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	2,050	2,944	2,242	2,096	1,345	475	1,767	920	689	687
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$24.46	$25.55	$22.50	$17.32	$14.61	$14.53	$11.96	$9.64	$14.58	$15.87
Value at end of period	$27.71	$24.46	$25.55	$22.50	$17.32	$14.61	$14.53	$11.96	$9.64	$14.58
Number of accumulation units outstanding at end of period	4,453	3,511	2,932	1,979	1,556	1,087	539	257	1,237	641

CFI 429

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.01
Value at end of period	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74
Number of accumulation units outstanding at end of period	726	492	203	156	135	135	0	0	1,126
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57
Value at end of period	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29
Number of accumulation units outstanding at end of period	5,638	5,944	4,434	5,784	5,724	6,196	6,666	6,395	5,013	5,231
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$8.65
Value at end of period	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	1,698	1,822	2,007	2,050	1,720	1,148	619	286
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38
Value at end of period	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76
Number of accumulation units outstanding at end of period	142,352	128,986	106,893	94,859	80,648	68,491	70,888	80,109	73,734	74,238
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$12.51
Value at end of period	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	824	1,339	427	1,247	1,081	2,729	1,159	1,142	1,461	186
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.77	$19.33	$18.21	$14.22	$12.28	$12.55	$11.05	$8.95	$14.10	$13.85
Value at end of period	$20.85	$17.77	$19.33	$18.21	$14.22	$12.28	$12.55	$11.05	$8.95	$14.10
Number of accumulation units outstanding at end of period	10,678	11,422	12,248	15,495	12,030	10,941	8,319	7,996	4,172	6,826
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$24.51	$22.39	$20.86	$15.17	$12.92	$13.22	$11.46	$8.12	$14.22	$13.10
Value at end of period	$24.57	$24.51	$22.39	$20.86	$15.17	$12.92	$13.22	$11.46	$8.12	$14.22
Number of accumulation units outstanding at end of period	6,971	7,780	6,421	5,914	5,267	4,710	3,314	2,957	3,182	3,090
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22
Value at end of period	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	306	306	306	306	288	573	492	371	227	178
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	6,925	6,969	7,800	9,194	9,621	1,476	1,695	950	138
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.73	$12.85	$13.38	$10.37	$8.63	$8.77
Value at end of period	$12.84	$11.73	$12.85	$13.38	$10.37	$8.63
Number of accumulation units outstanding at end of period	0	0	0	330	330	250
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.54
Value at end of period	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	1,843	1,701	1,592	1,395	1,500	1,472	1,068	679	826	140

CFI 430

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WANGER SELECT
Value at beginning of period	$21.57	$21.78	$21.38	$16.09	$13.75	$16.92	$13.53	$8.25	$16.39	$15.18
Value at end of period	$24.14	$21.57	$21.78	$21.38	$16.09	$13.75	$16.92	$13.53	$8.25	$16.39
Number of accumulation units outstanding at end of period	1,716	2,694	2,911	3,188	3,249	4,470	4,320	2,936	1,423	1,707
WANGER USA
Value at beginning of period	$22.15	$22.56	$21.81	$16.51	$13.93	$14.61	$12.00	$8.54	$14.34	$13.78
Value at end of period	$24.87	$22.15	$22.56	$21.81	$16.51	$13.93	$14.61	$12.00	$8.54	$14.34
Number of accumulation units outstanding at end of period	3,237	3,179	3,057	2,997	2,734	2,564	1,925	1,695	1,746	2,632
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$19.37	$19.66	$17.91	$13.76	$12.38	$11.72	$10.47	$8.91	$13.50	$13.15
Value at end of period	$21.69	$19.37	$19.66	$17.91	$13.76	$12.38	$11.72	$10.47	$8.91	$13.50
Number of accumulation units outstanding at end of period	18,184	12,549	13,152	12,872	10,266	10,349	9,038	7,601	7,367	7,605

TABLE 52
FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A SHARES)
(Funds were first received in this option during July 2012)
Value at beginning of period	$22.71	$24.56	$23.23	$17.54	$15.70
Value at end of period	$27.60	$22.71	$24.56	$23.23	$17.54
Number of accumulation units outstanding at end of period	662	606	648	325	37,744
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$21.12	$21.44	$22.17	$18.57	$15.67	$18.26	$16.80	$12.16	$17.95
Value at end of period	$21.13	$21.12	$21.44	$22.17	$18.57	$15.67	$18.26	$16.80	$12.16
Number of accumulation units outstanding at end of period	157	147	132	120	16,279	26,203	7,109	2,093
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.91	$28.91	$25.99	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98
Value at end of period	$31.02	$28.91	$28.91	$25.99	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84
Number of accumulation units outstanding at end of period	1,303	1,256	1,200	796	130,908	124,244	115,986	118,813	103,341	84,797
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.17	$20.09	$18.60	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69
Value at end of period	$22.48	$19.17	$20.09	$18.60	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.96	$18.74	$16.95	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60
Value at end of period	$19.99	$19.96	$18.74	$16.95	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36
Number of accumulation units outstanding at end of period	0	0	0	0	85	66	18	18	0	3,249
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.76	$18.22	$19.95	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96
Value at end of period	$17.69	$18.76	$18.22	$19.95	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.99	$30.42	$30.44	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95
Value at end of period	$36.20	$27.99	$30.42	$30.44	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38
Number of accumulation units outstanding at end of period	335	301	267	212	42,711	49,952	47,308	51,227	42,902	34,672

CFI 431

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.30	$21.68	$20.18	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52
Value at end of period	$22.23	$20.30	$21.68	$20.18	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53
Number of accumulation units outstanding at end of period	37	0	0	0	5,860	3,286	7,328	952	659	483
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.18	$25.29	$22.83	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21
Value at end of period	$27.96	$24.18	$25.29	$22.83	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	31,932	32,980	32,612	27,616	23,885
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during November 2008)
Value at beginning of period	$24.86	$23.76	$23.18	$18.40	$15.34	$16.71	$14.92	$10.93	$11.15
Value at end of period	$25.15	$24.86	$23.76	$23.18	$18.40	$15.34	$16.71	$14.92	$10.93
Number of accumulation units outstanding at end of period	129	127	114	101	31,999	22,285	19,309	3,794	35
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.78	$15.29	$14.93	$16.55	$15.32	$13.81	$12.86	$10.93	$10.74
Value at end of period	$15.45	$14.78	$15.29	$14.93	$16.55	$15.32	$13.81	$12.86	$10.93
Number of accumulation units outstanding at end of period	211	201	168	123	51,742	32,027	21,453	8,383	1,763
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$23.71	$22.66	$20.87	$15.70	$13.11	$13.87	$12.43	$9.30	$13.92
Value at end of period	$25.55	$23.71	$22.66	$20.87	$15.70	$13.11	$13.87	$12.43	$9.30
Number of accumulation units outstanding at end of period	256	223	201	195	20,240	17,793	16,146	12,470	6,653
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.50	$17.95	$17.01	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17
Value at end of period	$18.75	$17.50	$17.95	$17.01	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5	5	0	4,060
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.66	$14.37	$14.40	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84
Value at end of period	$14.43	$13.66	$14.37	$14.40	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71
Number of accumulation units outstanding at end of period	327	310	254	217	51,284	53,122	43,178	49,818	50,046	32,830
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.59	$11.58	$11.58	$11.58	$11.62	$11.69	$11.74	$11.78	$11.55	$11.05
Value at end of period	$11.61	$11.59	$11.58	$11.58	$11.58	$11.62	$11.69	$11.74	$11.78	$11.55
Number of accumulation units outstanding at end of period	591	665	698	565	163,060	133,047	116,976	94,439	68,430	37,109
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.38	$19.34	$17.10	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71
Value at end of period	$21.23	$19.38	$19.34	$17.10	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,587	8,036	7,701	5,587	4,516
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.48	$28.16	$25.87	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35
Value at end of period	$32.26	$27.48	$28.16	$25.87	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	13,601	10,464	10,975	8,978	7,405
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.88	$26.91	$25.69	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68
Value at end of period	$32.74	$25.88	$26.91	$25.69	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	13,064	11,416	11,114	8,918	5,179
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.22	$18.23	$17.20	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88
Value at end of period	$18.88	$18.22	$18.23	$17.20	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57
Number of accumulation units outstanding at end of period	133	130	30	25	19,660	20,546	18,383	24,684	26,899	25,109

CFI 432

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39	$8.36
Value at end of period	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39
Number of accumulation units outstanding at end of period	674	621	509	400	145,316	159,892	140,635	165,403	156,727
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.92	$15.69	$13.99	$10.66	$10.09
Value at end of period	$17.55	$15.92	$15.69	$13.99	$10.66
Number of accumulation units outstanding at end of period	64	488	388	166	15,086
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$16.80	$17.40	$15.54	$11.66	$10.60
Value at end of period	$18.93	$16.80	$17.40	$15.54	$11.66
Number of accumulation units outstanding at end of period	240	211	211	137	41,469
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$16.53	$17.43	$16.72	$12.13	$11.07
Value at end of period	$19.89	$16.53	$17.43	$16.72	$12.13
Number of accumulation units outstanding at end of period	314	308	298	240	43,670
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$28.04	$28.45	$26.87	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78
Value at end of period	$34.68	$28.04	$28.45	$26.87	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61
Number of accumulation units outstanding at end of period	0	0	0	0	34	14	0	0	0	2,480
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.38	$17.52	$16.54	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76
Value at end of period	$18.25	$17.38	$17.52	$16.54	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	8,786	7,205	6,032	4,533	3,001
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.65	$17.97	$16.98	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67
Value at end of period	$18.75	$17.65	$17.97	$16.98	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	6,658	5,424	2,422	1,561	1,139
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.45	$17.66	$16.66	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23
Value at end of period	$18.49	$17.45	$17.66	$16.66	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,411	2,283	1,180	292	396
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.14	$32.92	$31.68	$22.91	$19.25	$18.95	$15.08	$11.23	$19.24	$18.22
Value at end of period	$32.67	$31.14	$32.92	$31.68	$22.91	$19.25	$18.95	$15.08	$11.23	$19.24
Number of accumulation units outstanding at end of period	285	272	353	144	29,291	25,482	26,229	25,035	19,813	14,632
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58	$8.35
Value at end of period	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58
Number of accumulation units outstanding at end of period	101	97	79	59	38,060	22,569	17,167
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.08	$22.51	$20.70	$15.40	$13.05	$13.41	$11.73	$9.18	$14.55	$14.97
Value at end of period	$24.73	$21.08	$22.51	$20.70	$15.40	$13.05	$13.41	$11.73	$9.18	$14.55
Number of accumulation units outstanding at end of period	174	155	132	114	14,935	19,675	18,999	18,348	12,509	11,193

CFI 433

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.45	$18.96	$17.52	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03
Value at end of period	$21.13	$18.45	$18.96	$17.52	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37
Number of accumulation units outstanding at end of period	303	264	227	188	30,563	38,499	35,179	25,214	20,796	13,182
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.21	$19.53	$19.21	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73
Value at end of period	$20.12	$20.21	$19.53	$19.21	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54
Number of accumulation units outstanding at end of period	113	113	118	102	62,017	60,213	53,085	50,515	46,865	54,046
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$23.03	$22.03	$19.77	$16.29	$15.23
Value at end of period	$24.72	$23.03	$22.03	$19.77	$16.29
Number of accumulation units outstanding at end of period	117	86	72	50	42,878
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$26.52	$24.09	$22.31	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43
Value at end of period	$26.75	$26.52	$24.09	$22.31	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67
Number of accumulation units outstanding at end of period	196	193	185	133	44,737	25,717	15,653	11,083	9,513	7,777
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$9.98	$9.86	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	839	839	966	350	60,377	352	286	218	46
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$23.12	$23.21	$22.65	$16.94	$14.40	$17.60	$14.00	$8.18
Value at end of period	$26.04	$23.12	$23.21	$22.65	$16.94	$14.40	$17.60	$14.00
Number of accumulation units outstanding at end of period	70	73	73	73	9,795	17,209	14,372	3,456

TABLE 53

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10% (Selected data for accumulation units outstanding throughout each period)

	2016	2015

AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$17.07	$17.47
Value at end of period	$18.35	$17.07
Number of accumulation units outstanding at end of period	2,735	1,011
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$17.18	$17.45
Value at end of period	$18.77	$17.18
Number of accumulation units outstanding at end of period	3,500	1,007
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.56	$11.51
Value at end of period	$10.73	$10.56
Number of accumulation units outstanding at end of period	3,342	2,653

CFI 434

	Condensed Financial Information (continued)

	2016	2015

VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.44	$10.04
Value at end of period	$10.00	$9.44
Number of accumulation units outstanding at end of period	92,110	107,678

TABLE 54

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

	2016	2015

AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$9.34	$9.23
Value at end of period	$9.95	$9.34
Number of accumulation units outstanding at end of period	181	181
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.11
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	3,962
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.11	$10.38
Value at end of period	$9.46	$10.11
Number of accumulation units outstanding at end of period	814	10,987
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.84	$13.09
Value at end of period	$15.45	$11.84
Number of accumulation units outstanding at end of period	107	107
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during September 2015)
Value at beginning of period	$10.51	$10.47
Value at end of period	$10.65	$10.51
Number of accumulation units outstanding at end of period	127	127
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.11
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	947

CFI 435

	Condensed Financial Information (continued)

	2016	2015

PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$5.46	$7.20
Value at end of period	$6.22	$5.46
Number of accumulation units outstanding at end of period	4,944	6,103
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.97	$10.08
Value at end of period	$10.05	$9.97
Number of accumulation units outstanding at end of period	1,156	3,435
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$9.67	$9.92
Value at end of period	$10.77	$9.67
Number of accumulation units outstanding at end of period	0	1,654
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.41	$10.03
Value at end of period	$9.94	$9.41
Number of accumulation units outstanding at end of period	208,777	215,715
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$9.82	$10.62
Value at end of period	$10.45	$9.82
Number of accumulation units outstanding at end of period	55	55

TABLE 55

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% (Selected data for accumulation units outstanding throughout each period)

	2016	2015

AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.30	$9.65
Value at end of period	$9.84	$9.30
Number of accumulation units outstanding at end of period	2,705	1,930
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.15	$9.41
Value at end of period	$10.44	$9.15
Number of accumulation units outstanding at end of period	4,507	538

CFI 436

	Condensed Financial Information (continued)

	2016	2015

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.07	$10.60
Value at end of period	$9.36	$10.07
Number of accumulation units outstanding at end of period	1,863	4,140
LAZARAD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.20
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	6
PIMCO COMMODITYREALRETURN STRATEGY FUND®
(ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2016)
Value at beginning of period	$6.20
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	277
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$9.93	$9.99
Value at end of period	$9.94	$9.93
Number of accumulation units outstanding at end of period	586	48
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.40
Value at end of period	$10.36
Number of accumulation units outstanding at end of period	49
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.35	$10.02
Value at end of period	$9.81	$9.35
Number of accumulation units outstanding at end of period	36,655	42,441

TABLE 56

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2016	2015

AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$9.54
Value at end of period	$9.82
Number of accumulation units outstanding at end of period	760

CFI 437

	Condensed Financial Information (continued)

	2016	2015

AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during August 2015)
Value at beginning of period	$9.14	$9.58
Value at end of period	$10.42	$9.14
Number of accumulation units outstanding at end of period	9,996	8
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.06	$10.52
Value at end of period	$9.35	$10.06
Number of accumulation units outstanding at end of period	2,466	11,194
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.00
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	352
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$9.92	$9.93
Value at end of period	$9.93	$9.92
Number of accumulation units outstanding at end of period	4,019	20
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$9.62	$10.01
Value at end of period	$10.63	$9.62
Number of accumulation units outstanding at end of period	4,392	632
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.34	$10.01
Value at end of period	$9.79	$9.34
Number of accumulation units outstanding at end of period	75,921	94,031
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$9.70	$10.52
Value at end of period	$10.24	$9.70
Number of accumulation units outstanding at end of period	132	11
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.39
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	32

CFI 438

Condensed Financial Information (continued)

TABLE 57

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER MARCH 2015 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65% (Selected data for accumulation units outstanding throughout each period)

2016

AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.10
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	7,496
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.00
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	24,091
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.18
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	0

TABLE 58

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER DECEMBER 2015 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85% (Selected data for accumulation units outstanding throughout each period)

2016

LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.12
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	1,478
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.56
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	432

CFI 439

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated May 1, 2017.

____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-17) dated May 1, 2017.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.01107-17

PART B

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated May 1, 2017

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2017. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts.  Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC.  Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.  Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC.  The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Purchase and Participation,” “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2016, 2015 and 2014 amounted to $51,308,844.30, $51,416,775.23 and $50,785,659.69, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

2

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

3

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

4

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2016, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2016
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2016

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Retirement Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2016, of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2016 and 2015. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account C of Voya Retirement Insurance and Annuity Company at December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2016 and 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
April 4, 2017

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$178	$655	$6,893	$82	$3,791
Total assets	178	655	6,893	82	3,791
Net assets	$178	$655	$6,893	$82	$3,791

Net assets
Accumulation units	$178	$655	$6,893	$82	$3,791
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$178	$655	$6,893	$82	$3,791

Total number of mutual fund shares	32,098	20,996	548,371	10,773	176,501

Cost of mutual fund shares	$143	$596	$6,882	$81	$4,107

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Assets
Investments in mutual funds
at fair value	$72	$547	$12	$190	$269
Total assets	72	547	12	190	269
Net assets	$72	$547	$12	$190	$269

Net assets
Accumulation units	$72	$547	$12	$190	$269
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$72	$547	$12	$190	$269

Total number of mutual fund shares	2,208	17,753	650	5,776	65,118

Cost of mutual fund shares	$79	$590	$10	$243	$267

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Assets
Investments in mutual funds
at fair value	$717	$40	$318	$23,516	$33,203
Total assets	717	40	318	23,516	33,203
Net assets	$717	$40	$318	$23,516	$33,203

Net assets
Accumulation units	$717	$40	$318	$23,407	$32,846
Contracts in payout (annuitization)	—	—	—	109	357
Total net assets	$717	$40	$318	$23,516	$33,203

Total number of mutual fund shares	18,705	1,401	16,977	438,904	960,193

Cost of mutual fund shares	$684	$35	$331	$18,846	$27,721

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$481	$3,644	$293	$6	$546
Total assets	481	3,644	293	6	546
Net assets	$481	$3,644	$293	$6	$546

Net assets
Accumulation units	$481	$3,644	$293	$6	$546
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$481	$3,644	$293	$6	$546

Total number of mutual fund shares	23,954	404,938	17,522	253	22,992

Cost of mutual fund shares	$503	$3,639	$215	$4	$584

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$37,550	$67,948	$4,359	$212	$24,388
Total assets	37,550	67,948	4,359	212	24,388
Net assets	$37,550	$67,948	$4,359	$212	$24,388

Net assets
Accumulation units	$37,550	$67,948	$4,359	$212	$24,388
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$37,550	$67,948	$4,359	$212	$24,388

Total number of mutual fund shares	1,249,154	1,526,918	176,565	7,926	2,111,481

Cost of mutual fund shares	$37,522	$59,100	$4,171	$195	$26,097

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Assets
Investments in mutual funds
at fair value	$9,606	$1,482	$84,728	$4,659	$38,429
Total assets	9,606	1,482	84,728	4,659	38,429
Net assets	$9,606	$1,482	$84,728	$4,659	$38,429

Net assets
Accumulation units	$9,606	$1,482	$84,728	$4,659	$38,429
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,606	$1,482	$84,728	$4,659	$38,429

Total number of mutual fund shares	269,443	27,281	1,559,502	126,880	942,124

Cost of mutual fund shares	$8,949	$1,434	$72,389	$4,546	$40,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$506	$11,259	$11,019	$1,363	$1,228
Total assets	506	11,259	11,019	1,363	1,228
Net assets	$506	$11,259	$11,019	$1,363	$1,228

Net assets
Accumulation units	$506	$11,259	$11,019	$1,363	$1,228
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$506	$11,259	$11,019	$1,363	$1,228

Total number of mutual fund shares	10,755	175,020	430,270	60,598	26,392

Cost of mutual fund shares	$551	$12,187	$12,745	$1,391	$1,296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$12,358	$136	$15,474	$10,133	$49,756
Total assets	12,358	136	15,474	10,133	49,756
Net assets	$12,358	$136	$15,474	$10,133	$49,756

Net assets
Accumulation units	$12,358	$136	$15,474	$10,133	$49,552
Contracts in payout (annuitization)	—	—	—	—	204
Total net assets	$12,358	$136	$15,474	$10,133	$49,756

Total number of mutual fund shares	277,643	6,551	774,109	796,643	24,235,668

Cost of mutual fund shares	$13,821	$134	$16,241	$10,201	$45,221

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z
Assets
Investments in mutual funds
at fair value	$2,866	$770	$9,073	$43	$1
Total assets	2,866	770	9,073	43	1
Net assets	$2,866	$770	$9,073	$43	$1

Net assets
Accumulation units	$2,866	$770	$9,073	$43	$1
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,866	$770	$9,073	$43	$1

Total number of mutual fund shares	49,730	17,683	138,249	3,221	89

Cost of mutual fund shares	$2,891	$737	$10,171	$67	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$8,702	$2	$298	$50	$4,210
Total assets	8,702	2	298	50	4,210
Net assets	$8,702	$2	$298	$50	$4,210

Net assets
Accumulation units	$8,702	$2	$298	$50	$4,210
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,702	$2	$298	$50	$4,210

Total number of mutual fund shares	594,837	134	13,979	1,079	489,009

Cost of mutual fund shares	$9,926	$2	$351	$49	$4,396

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$4,601	$2,668	$15	$525	$723
Total assets	4,601	2,668	15	525	723
Net assets	$4,601	$2,668	$15	$525	$723

Net assets
Accumulation units	$4,601	$2,668	$15	$525	$723
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,601	$2,668	$15	$525	$723

Total number of mutual fund shares	209,417	44,600	508	44,975	41,659

Cost of mutual fund shares	$6,121	$2,390	$14	$540	$707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Assets
Investments in mutual funds
at fair value	$8,970	$191	$300	$760	$2
Total assets	8,970	191	300	760	2
Net assets	$8,970	$191	$300	$760	$2

Net assets
Accumulation units	$8,970	$191	$300	$760	$2
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,970	$191	$300	$760	$2

Total number of mutual fund shares	373,613	5,012	1,629	3,662	92

Cost of mutual fund shares	$7,832	$194	$281	$711	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$5,138	$268,183	$1,447	$269,002	$262,156
Total assets	5,138	268,183	1,447	269,002	262,156
Net assets	$5,138	$268,183	$1,447	$269,002	$262,156

Net assets
Accumulation units	$5,138	$268,183	$1,447	$265,217	$261,493
Contracts in payout (annuitization)	—	—	—	3,785	663
Total net assets	$5,138	$268,183	$1,447	$269,002	$262,156

Total number of mutual fund shares	116,121	6,060,625	53,679	12,244,062	4,420,096

Cost of mutual fund shares	$4,943	$238,985	$1,457	$247,960	$164,298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$11,293	$25,749	$1,197,401	$199,247	$8
Total assets	11,293	25,749	1,197,401	199,247	8
Net assets	$11,293	$25,749	$1,197,401	$199,247	$8

Net assets
Accumulation units	$11,259	$25,749	$1,189,658	$199,247	$8
Contracts in payout (annuitization)	34	—	7,743	—	—
Total net assets	$11,293	$25,749	$1,197,401	$199,247	$8

Total number of mutual fund shares	2,099,103	1,445,742	36,088,033	876,003	222

Cost of mutual fund shares	$12,023	$24,615	$993,424	$132,700	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$19,664	$1,664	$232	$35	$260
Total assets	19,664	1,664	232	35	260
Net assets	$19,664	$1,664	$232	$35	$260

Net assets
Accumulation units	$19,664	$1,664	$232	$35	$260
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$19,664	$1,664	$232	$35	$260

Total number of mutual fund shares	1,286,882	55,166	1,755	1,189	8,219

Cost of mutual fund shares	$18,840	$1,744	$282	$32	$299

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Assets
Investments in mutual funds
at fair value	$128,525	$14	$12,049	$368,594	$—
Total assets	128,525	14	12,049	368,594	—
Net assets	$128,525	$14	$12,049	$368,594	$—

Net assets
Accumulation units	$127,126	$14	$12,049	$368,594	$—
Contracts in payout (annuitization)	1,399	—	—	—	—
Total net assets	$128,525	$14	$12,049	$368,594	$—

Total number of mutual fund shares	6,638,663	653	291,613	8,841,304	3

Cost of mutual fund shares	$116,207	$15	$11,479	$288,207	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$6	$157	$1,273	$3,046	$127
Total assets	6	157	1,273	3,046	127
Net assets	$6	$157	$1,273	$3,046	$127

Net assets
Accumulation units	$6	$157	$1,273	$3,046	$127
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6	$157	$1,273	$3,046	$127

Total number of mutual fund shares	228	10,627	58,971	56,620	4,193

Cost of mutual fund shares	$6	$157	$1,249	$2,863	$118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class
Assets
Investments in mutual funds
at fair value	$238	$14	$58	$52	$724
Total assets	238	14	58	52	724
Net assets	$238	$14	$58	$52	$724

Net assets
Accumulation units	$238	$14	$58	$52	$724
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$238	$14	$58	52	$724

Total number of mutual fund shares	4,022	1,212	1,429	1,798	47,691

Cost of mutual fund shares	$200	$15	$48	$51	$667

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Assets
Investments in mutual funds
at fair value	$942	$278	$440	$433	$15,278
Total assets	942	278	440	433	15,278
Net assets	$942	$278	$440	$433	$15,278

Net assets
Accumulation units	$942	$278	$440	$433	$15,278
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$942	$278	$440	$433	$15,278

Total number of mutual fund shares	89,784	16,987	2,127	28,137	442,066

Cost of mutual fund shares	$969	$286	$458	$450	$14,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4
Assets
Investments in mutual funds
at fair value	$1,170	$25	$195	$24	$2,586
Total assets	1,170	25	195	24	2,586
Net assets	$1,170	$25	$195	$24	$2,586

Net assets
Accumulation units	$1,170	$25	$195	$24	$2,586
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,170	$25	$195	$24	$2,586

Total number of mutual fund shares	102,765	1,170	10,874	2,269	600,051

Cost of mutual fund shares	$1,186	$25	$241	$25	$2,607

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Assets
Investments in mutual funds
at fair value	$898	$1,242	$213	$96,369	$2
Total assets	898	1,242	213	96,369	2
Net assets	$898	$1,242	$213	$96,369	$2

Net assets
Accumulation units	$898	$1,242	$213	$95,668	$2
Contracts in payout (annuitization)	—	—	—	701	—
Total net assets	$898	$1,242	$213	$96,369	$2

Total number of mutual fund shares	31,302	56,550	16,470	3,776,211	205

Cost of mutual fund shares	$630	$1,512	$209	$64,266	$2
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Assets
Investments in mutual funds
at fair value	$97	$10,546	$17,807	$50	$294
Total assets	97	10,546	17,807	50	294
Net assets	$97	$10,546	$17,807	$50	$294

Net assets
Accumulation units	$97	$10,546	$17,807	$50	$294
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$97	$10,546	$17,807	$50	$294

Total number of mutual fund shares	4,201	1,001,495	1,689,455	2,111	8,482

Cost of mutual fund shares	$100	$10,833	$18,399	$50	$296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$640	$1,355	$12,306	$1,718	$135,484
Total assets	640	1,355	12,306	1,718	135,484
Net assets	$640	$1,355	$12,306	$1,718	$135,484

Net assets
Accumulation units	$640	$1,355	$12,306	$1,718	$135,484
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$640	$1,355	$12,306	$1,718	$135,484

Total number of mutual fund shares	10,686	39,726	631,376	49,660	3,884,278

Cost of mutual fund shares	$632	$1,328	$13,162	$1,802	$118,622

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Assets
Investments in mutual funds
at fair value	$324	$1,841	$64	$197,196	$35,494
Total assets	324	1,841	64	197,196	35,494
Net assets	$324	$1,841	$64	$197,196	$35,494

Net assets
Accumulation units	$324	$1,841	$64	$197,196	$35,494
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$324	$1,841	$64	$197,196	$35,494

Total number of mutual fund shares	6,327	190,590	1,275	6,082,534	1,110,214

Cost of mutual fund shares	$328	$2,031	$68	$174,803	$37,012

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A
Assets
Investments in mutual funds
at fair value	$38	$163	$255	$365	$182
Total assets	38	163	255	365	182
Net assets	$38	$163	$255	$365	$182

Net assets
Accumulation units	$38	$163	$255	$365	$182
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$38	$163	$255	$365	$182

Total number of mutual fund shares	2,628	29,125	7,349	9,930	3,881

Cost of mutual fund shares	$40	$173	$265	$352	$179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA
Assets
Investments in mutual funds
at fair value	$14	$211	$90	$64	$27,621
Total assets	14	211	90	64	27,621
Net assets	$14	$211	$90	$64	$27,621

Net assets
Accumulation units	$—	$211	$90	$—	$27,621
Contracts in payout (annuitization)	14	—	—	64	—
Total net assets	$14	$211	$90	$64	$27,621

Total number of mutual fund shares	188	6,038	18,233	2,270	1,147,056

Cost of mutual fund shares	$15	$168	$95	$54	$28,233

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Assets
Investments in mutual funds
at fair value	$25,372	$38,128	$1,570	$98,105	$14,268
Total assets	25,372	38,128	1,570	98,105	14,268
Net assets	$25,372	$38,128	$1,570	$98,105	$14,268

Net assets
Accumulation units	$25,372	$38,128	$1,570	$98,105	$14,268
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$25,372	$38,128	$1,570	$98,105	$14,268

Total number of mutual fund shares	645,764	1,706,728	223,077	7,995,509	429,504

Cost of mutual fund shares	$24,949	$38,252	$1,537	$111,445	$14,529

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,175	$992	$7,280	$—	$19,606
Total assets	1,175	992	7,280	—	19,606
Net assets	$1,175	$992	$7,280	$—	$19,606

Net assets
Accumulation units	$1,175	$992	$7,280	$—	$19,606
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,175	$992	$7,280	$—	$19,606

Total number of mutual fund shares	123,700	93,388	451,303	6	2,108,196

Cost of mutual fund shares	$1,240	$1,004	$9,343	$—	$21,246

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund
Assets
Investments in mutual funds
at fair value	$79	$10,001	$112	$2	$4,066
Total assets	79	10,001	112	2	4,066
Net assets	$79	$10,001	$112	$2	$4,066

Net assets
Accumulation units	$79	$10,001	$112	$2	$4,066
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$79	$10,001	$112	$2	$4,066

Total number of mutual fund shares	6,082	749,678	8,380	271	242,196

Cost of mutual fund shares	$85	$9,355	$101	$3	$4,125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Assets
Investments in mutual funds
at fair value	$15,154	$12,935	$1,228	$301	$5,929
Total assets	15,154	12,935	1,228	301	5,929
Net assets	$15,154	$12,935	$1,228	$301	$5,929

Net assets
Accumulation units	$15,154	$12,935	$1,228	$301	$5,929
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$15,154	$12,935	$1,228	$301	$5,929

Total number of mutual fund shares	332,104	442,363	43,034	9,067	581,881

Cost of mutual fund shares	$15,338	$12,504	$1,127	$300	$6,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Assets
Investments in mutual funds
at fair value	$510	$27,244	$129,353	$32	$3
Total assets	510	27,244	129,353	32	3
Net assets	$510	$27,244	$129,353	$32	$3

Net assets
Accumulation units	$510	$27,244	$129,353	$32	$3
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$510	$27,244	$129,353	$32	$3

Total number of mutual fund shares	72,960	2,277,950	10,779,431	1,072	109

Cost of mutual fund shares	$532	$29,252	$141,240	$33	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio
Assets
Investments in mutual funds
at fair value	$6,257	$14,039	$103	$199	$33
Total assets	6,257	14,039	103	199	33
Net assets	$6,257	$14,039	$103	$199	$33

Net assets
Accumulation units	$6,257	$14,039	$103	$199	$33
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,257	$14,039	$103	$199	$33

Total number of mutual fund shares	651,128	1,168,940	6,013	9,004	1,557

Cost of mutual fund shares	$5,874	$15,679	$82	$186	$32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$115	$1,674	$38	$250,957	$60
Total assets	115	1,674	38	250,957	60
Net assets	$115	$1,674	$38	$250,957	$60

Net assets
Accumulation units	$115	$1,674	$38	$236,293	$60
Contracts in payout (annuitization)	—	—	—	14,664	—
Total net assets	$115	$1,674	$38	$250,957	$60

Total number of mutual fund shares	2,978	46,286	915	16,808,881	4,968

Cost of mutual fund shares	$102	$1,606	$33	$196,967	$57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Real Estate Fund - Class A	Voya Large-Cap Growth Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$841	$158	$149	$3,178	$743
Total assets	841	158	149	3,178	743
Net assets	$841	$158	$149	$3,178	$743

Net assets
Accumulation units	$841	$158	$149	$3,178	$743
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$841	$158	$149	$3,178	$743

Total number of mutual fund shares	46,747	5,201	14,994	376,105	74,479

Cost of mutual fund shares	$877	$154	$149	$3,282	$748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$463,454	$2,631	$5,274	$39	$31,164
Total assets	463,454	2,631	5,274	39	31,164
Net assets	$463,454	$2,631	$5,274	$39	$31,164

Net assets
Accumulation units	$449,492	$2,631	$5,274	$39	$31,164
Contracts in payout (annuitization)	13,962	—	—	—	—
Total net assets	$463,454	$2,631	$5,274	$39	$31,164

Total number of mutual fund shares	36,607,716	209,148	510,014	3,901	3,113,255

Cost of mutual fund shares	$462,209	$2,691	$5,237	$40	$32,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$21,510	$121	$430,272	$6,892	$21
Total assets	21,510	121	430,272	6,892	21
Net assets	$21,510	$121	$430,272	$6,892	$21

Net assets
Accumulation units	$21,510	$121	$429,191	$6,892	$21
Contracts in payout (annuitization)	—	—	1,081	—	—
Total net assets	$21,510	$121	$430,272	$6,892	$21

Total number of mutual fund shares	2,148,884	7,453	24,813,837	406,143	1,752

Cost of mutual fund shares	$22,170	$129	$429,163	$7,415	$19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$328,460	$1,668	$10	$13,095	$387
Total assets	328,460	1,668	10	13,095	387
Net assets	$328,460	$1,668	$10	$13,095	$387

Net assets
Accumulation units	$324,981	$1,668	$10	$12,871	$387
Contracts in payout (annuitization)	3,479	—	—	224	—
Total net assets	$328,460	$1,668	$10	$13,095	$387

Total number of mutual fund shares	27,371,674	140,633	1,023	879,418	25,960

Cost of mutual fund shares	$284,752	$1,681	$10	$12,423	$344

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$20,177	$48	$38	$84,613	$90
Total assets	20,177	48	38	84,613	90
Net assets	$20,177	$48	$38	$84,613	$90

Net assets
Accumulation units	$20,177	$48	$38	$84,613	$90
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,177	$48	$38	$84,613	$90

Total number of mutual fund shares	1,463,149	5,250	3,367	7,219,513	2,566

Cost of mutual fund shares	$20,507	$51	$41	$78,711	$85

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$2,120	$61,308	$30,214	$50,547	$26,466
Total assets	2,120	61,308	30,214	50,547	26,466
Net assets	$2,120	$61,308	$30,214	$50,547	$26,466

Net assets
Accumulation units	$—	$61,308	$30,214	$50,547	$26,466
Contracts in payout (annuitization)	2,120	—	—	—	—
Total net assets	$2,120	$61,308	$30,214	$50,547	$26,466

Total number of mutual fund shares	57,786	1,676,008	1,941,789	3,284,385	988,640

Cost of mutual fund shares	$1,644	$46,083	$32,923	$52,141	$27,825

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$28,398	$266	$19,344	$17,732	$28
Total assets	28,398	266	19,344	17,732	28
Net assets	$28,398	$266	$19,344	$17,732	$28

Net assets
Accumulation units	$28,398	$266	$19,344	$17,732	$28
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$28,398	$266	$19,344	$17,732	$28

Total number of mutual fund shares	1,054,135	18,402	1,280,197	1,179,777	1,514

Cost of mutual fund shares	$27,999	$312	$23,973	$21,422	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$38,416	$27,747	$52	$450	$266,487
Total assets	38,416	27,747	52	450	266,487
Net assets	$38,416	$27,747	$52	$450	$266,487

Net assets
Accumulation units	$38,416	$27,747	$52	$450	$266,487
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$38,416	$27,747	$52	$450	$266,487

Total number of mutual fund shares	1,960,976	1,433,962	3,588	18,335	10,454,557

Cost of mutual fund shares	$36,829	$26,530	$58	$476	$274,582

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$710,826	$1,281	$101,935	$89	$6,961
Total assets	710,826	1,281	101,935	89	6,961
Net assets	$710,826	$1,281	$101,935	$89	$6,961

Net assets
Accumulation units	$710,826	$1,281	$101,377	$89	$6,961
Contracts in payout (annuitization)	—	—	558	—	—
Total net assets	$710,826	$1,281	$101,935	$89	$6,961

Total number of mutual fund shares	27,875,528	93,996	7,349,346	6,978	545,077

Cost of mutual fund shares	$682,970	$1,253	$96,410	$83	$6,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A
Assets
Investments in mutual funds
at fair value	$713	$4,876	$228,794	$162	$294
Total assets	713	4,876	228,794	162	294
Net assets	$713	$4,876	$228,794	$162	$294

Net assets
Accumulation units	$713	$4,876	$227,531	$162	$294
Contracts in payout (annuitization)	—	—	1,263	—	—
Total net assets	$713	$4,876	$228,794	$162	$294

Total number of mutual fund shares	72,654	492,555	228,793,973	8,579	6,135

Cost of mutual fund shares	$851	$6,286	$228,794	$162	$269
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$28	$285	$76,457	$704	$8,027
Total assets	28	285	76,457	704	8,027
Net assets	$28	$285	$76,457	$704	$8,027

Net assets
Accumulation units	$28	$285	$74,794	$695	$8,027
Contracts in payout (annuitization)	—	—	1,663	9	—
Total net assets	$28	$285	$76,457	$704	$8,027

Total number of mutual fund shares	584	27,881	7,337,565	67,652	792,403

Cost of mutual fund shares	$29	$297	$83,120	$731	$8,830

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$2,415	$4,345	$9,330	$3,721	$2,640
Total assets	2,415	4,345	9,330	3,721	2,640
Net assets	$2,415	$4,345	$9,330	$3,721	$2,640

Net assets
Accumulation units	$2,415	$4,345	$9,330	$3,721	$2,640
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,415	$4,345	$9,330	$3,721	$2,640

Total number of mutual fund shares	241,035	440,694	911,993	368,038	265,043

Cost of mutual fund shares	$2,558	$4,650	$10,444	$4,103	$2,885

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$9,650	$1,755	$2,669	$2,292	$1,009
Total assets	9,650	1,755	2,669	2,292	1,009
Net assets	$9,650	$1,755	$2,669	$2,292	$1,009

Net assets
Accumulation units	$9,650	$1,755	$2,669	$2,292	$1,009
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,650	$1,755	$2,669	$2,292	$1,009

Total number of mutual fund shares	915,524	168,794	260,673	172,494	76,686

Cost of mutual fund shares	$10,686	$1,855	$2,870	$2,393	$1,047

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$831	$3,658	$895	$1,145	$437
Total assets	831	3,658	895	1,145	437
Net assets	$831	$3,658	$895	$1,145	$437

Net assets
Accumulation units	$831	$3,658	$895	$1,145	$437
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$831	$3,658	$895	$1,145	$437

Total number of mutual fund shares	63,605	367,287	90,790	118,559	40,974

Cost of mutual fund shares	$877	$3,654	$896	$1,147	$454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,609	$135,518	$11,067	$386	$3,095
Total assets	2,609	135,518	11,067	386	3,095
Net assets	$2,609	$135,518	$11,067	$386	$3,095

Net assets
Accumulation units	$2,609	$135,518	$11,067	$386	$3,095
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,609	$135,518	$11,067	$386	$3,095

Total number of mutual fund shares	238,445	12,524,809	1,051,979	36,025	281,859

Cost of mutual fund shares	$2,893	$143,785	$12,275	$401	$3,431

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$136,495	$13,278	$33	$2,351	$102,771
Total assets	136,495	13,278	33	2,351	102,771
Net assets	$136,495	$13,278	$33	$2,351	$102,771

Net assets
Accumulation units	$136,495	$13,278	$33	$2,351	$102,771
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$136,495	$13,278	$33	$2,351	$102,771

Total number of mutual fund shares	12,557,077	1,265,791	3,066	215,334	9,542,348

Cost of mutual fund shares	$147,757	$14,682	$37	$2,451	$113,126

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$7,798	$1,073	$18,451	$1,438	$4,837
Total assets	7,798	1,073	18,451	1,438	4,837
Net assets	$7,798	$1,073	$18,451	$1,438	$4,837

Net assets
Accumulation units	$7,798	$1,073	$18,451	$1,438	$4,837
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,798	$1,073	$18,451	$1,438	$4,837

Total number of mutual fund shares	741,969	85,772	1,490,368	116,787	526,855

Cost of mutual fund shares	$8,994	$1,067	$19,928	$1,519	$5,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,009	$6,602	$63,458	$5,591	$6,427
Total assets	1,009	6,602	63,458	5,591	6,427
Net assets	$1,009	$6,602	$63,458	$5,591	$6,427

Net assets
Accumulation units	$1,009	$6,602	$63,458	$5,591	$6,427
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,009	$6,602	$63,458	$5,591	$6,427

Total number of mutual fund shares	90,855	580,136	5,625,751	508,712	680,820

Cost of mutual fund shares	$1,005	$6,654	$63,100	$5,570	$7,075

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$75	$32,821	$68,126	$315	$123,986
Total assets	75	32,821	68,126	315	123,986
Net assets	$75	$32,821	$68,126	$315	$123,986

Net assets
Accumulation units	$75	$32,821	$66,948	$315	$123,099
Contracts in payout (annuitization)	—	—	1,178	—	887
Total net assets	$75	$32,821	$68,126	$315	$123,986

Total number of mutual fund shares	6,249	2,580,295	5,424,015	12,701	4,781,584

Cost of mutual fund shares	$72	$32,984	$66,495	$311	$106,798

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$13,696	$159	$7,084	$408	$64,533
Total assets	13,696	159	7,084	408	64,533
Net assets	$13,696	$159	$7,084	$408	$64,533

Net assets
Accumulation units	$13,554	$159	$7,084	$408	$63,425
Contracts in payout (annuitization)	142	—	—	—	1,108
Total net assets	$13,696	$159	$7,084	$408	$64,533

Total number of mutual fund shares	645,746	8,615	373,637	23,518	3,698,153

Cost of mutual fund shares	$13,365	$110	$5,883	$286	$44,331

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,585	$320,439	$1,687	$344	$8,433
Total assets	1,585	320,439	1,687	344	8,433
Net assets	$1,585	$320,439	$1,687	$344	$8,433

Net assets
Accumulation units	$1,585	$317,893	$1,687	$344	$8,433
Contracts in payout (annuitization)	—	2,546	—	—	—
Total net assets	$1,585	$320,439	$1,687	$344	$8,433

Total number of mutual fund shares	35,964	7,143,091	37,930	17,804	426,964

Cost of mutual fund shares	$1,607	$285,921	$1,692	$323	$8,753

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$67,799	$373	$512,098	$1,103	$33,378
Total assets	67,799	373	512,098	1,103	33,378
Net assets	$67,799	$373	$512,098	$1,103	$33,378

Net assets
Accumulation units	$66,380	$373	$509,030	$1,103	$32,593
Contracts in payout (annuitization)	1,419	—	3,068	—	785
Total net assets	$67,799	$373	$512,098	$1,103	$33,378

Total number of mutual fund shares	3,462,647	23,447	30,923,784	68,998	2,855,301

Cost of mutual fund shares	$63,346	$357	$449,189	$1,104	$34,743

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$856	$319	$389,971	$1,069	$1,119
Total assets	856	319	389,971	1,069	1,119
Net assets	$856	$319	$389,971	$1,069	$1,119

Net assets
Accumulation units	$856	$319	$388,107	$1,069	$1,119
Contracts in payout (annuitization)	—	—	1,864	—	—
Total net assets	$856	$319	$389,971	$1,069	$1,119

Total number of mutual fund shares	73,393	34,677	38,880,470	110,108	15,425

Cost of mutual fund shares	$877	$323	$356,558	$1,144	$1,134

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$359,212	$3,555	$223	$81,205	$250
Total assets	359,212	3,555	223	81,205	250
Net assets	$359,212	$3,555	$223	$81,205	$250

Net assets
Accumulation units	$356,816	$3,555	$223	$79,592	$250
Contracts in payout (annuitization)	2,396	—	—	1,613	—
Total net assets	$359,212	$3,555	$223	$81,205	$250

Total number of mutual fund shares	4,638,589	47,425	20,445	7,375,608	22,810

Cost of mutual fund shares	$314,419	$3,713	$224	$78,570	$268

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$3,517	$31,090	$69,555	$62,777	$1,308
Total assets	3,517	31,090	69,555	62,777	1,308
Net assets	$3,517	$31,090	$69,555	$62,777	$1,308

Net assets
Accumulation units	$3,517	$30,409	$68,916	$61,498	$1,308
Contracts in payout (annuitization)	—	681	639	1,279	—
Total net assets	$3,517	$31,090	$69,555	$62,777	$1,308

Total number of mutual fund shares	185,687	2,479,242	5,025,686	4,763,055	47,564

Cost of mutual fund shares	$3,261	$29,253	$51,650	$50,405	$1,279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,180,483	$335	$88,186	$11,258	$332,137
Total assets	1,180,483	335	88,186	11,258	332,137
Net assets	$1,180,483	$335	$88,186	$11,258	$332,137

Net assets
Accumulation units	$1,110,307	$335	$86,858	$11,258	$328,068
Contracts in payout (annuitization)	70,176	—	1,328	—	4,069
Total net assets	$1,180,483	$335	$88,186	$11,258	$332,137

Total number of mutual fund shares	42,356,776	12,154	9,574,993	1,223,731	13,730,331

Cost of mutual fund shares	$999,651	$368	$90,596	$11,540	$208,721

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$298	$361,836	$282	$163,309	$275
Total assets	298	361,836	282	163,309	275
Net assets	$298	$361,836	$282	$163,309	$275

Net assets
Accumulation units	$298	$360,219	$282	$161,778	$275
Contracts in payout (annuitization)	—	1,617	—	1,531	—
Total net assets	$298	$361,836	$282	$163,309	$275

Total number of mutual fund shares	12,431	16,544,847	13,082	6,068,721	10,318

Cost of mutual fund shares	$208	$287,114	$257	$93,209	$172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$29,891	$7	$40,899	$1,182	$93,725
Total assets	29,891	7	40,899	1,182	93,725
Net assets	$29,891	$7	$40,899	$1,182	$93,725

Net assets
Accumulation units	$29,490	$7	$40,506	$1,182	$93,725
Contracts in payout (annuitization)	401	—	393	—	—
Total net assets	$29,891	$7	$40,899	$1,182	$93,725

Total number of mutual fund shares	3,392,899	777	1,501,443	43,623	5,383,403

Cost of mutual fund shares	$30,933	$7	$36,968	$837	$77,102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$400	$490	$13,396	$12,817	$105,572
Total assets	400	490	13,396	12,817	105,572
Net assets	$400	$490	$13,396	$12,817	$105,572

Net assets
Accumulation units	$—	$490	$13,396	$12,817	$105,572
Contracts in payout (annuitization)	400	—	—	—	—
Total net assets	$400	$490	$13,396	$12,817	$105,572

Total number of mutual fund shares	23,132	23,341	642,171	450,813	7,019,426

Cost of mutual fund shares	$334	$446	$12,140	$11,378	$103,959

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$45,782	$169,597	$401	$16,169	$132,120
Total assets	45,782	169,597	401	16,169	132,120
Net assets	$45,782	$169,597	$401	$16,169	$132,120

Net assets
Accumulation units	$45,782	$166,743	$401	$16,169	$132,120
Contracts in payout (annuitization)	—	2,854	—	—	—
Total net assets	$45,782	$169,597	$401	$16,169	$132,120

Total number of mutual fund shares	3,070,539	7,667,123	18,539	1,535,495	10,706,626

Cost of mutual fund shares	$43,952	$140,211	$342	$16,480	$148,181

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Assets
Investments in mutual funds
at fair value	$1,066	$56,707	$99	$41,297	$61,099
Total assets	1,066	56,707	99	41,297	61,099
Net assets	$1,066	$56,707	$99	$41,297	$61,099

Net assets
Accumulation units	$1,066	$56,707	$99	$41,297	$61,099
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,066	$56,707	$99	$41,297	$61,099

Total number of mutual fund shares	90,973	2,210,793	4,083	1,746,931	3,198,882

Cost of mutual fund shares	$1,183	$55,478	$102	$52,133	$76,731

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class
Assets
Investments in mutual funds
at fair value	$68,640	$2,724	$152,821	$153	$216
Total assets	68,640	2,724	152,821	153	216
Net assets	$68,640	$2,724	$152,821	$153	$216

Net assets
Accumulation units	$68,640	$2,724	$152,821	$153	$216
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$68,640	$2,724	$152,821	$153	$216

Total number of mutual fund shares	2,587,251	67,017	3,749,293	7,308	5,003

Cost of mutual fund shares	$80,811	$2,680	$122,155	$172	$213
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$124,195
Total assets	124,195
Net assets	$124,195

Net assets
Accumulation units	$124,195
Contracts in payout (annuitization)	—
Total net assets	$124,195

Total number of mutual fund shares	3,754,397

Cost of mutual fund shares	$85,625

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$3	$5	$118	$3	$11
Expenses:
Mortality and expense risks and other charges	1	7	—	1	36
Total expenses	1	7	—	1	36
Net investment income (loss)	2	(2)	118	2	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	27	(26)	(1)	5
Capital gains distributions	9	32	—	—	345
Total realized gain (loss) on investments
and capital gains distributions	15	59	(26)	(1)	350
Net unrealized appreciation
(depreciation) of investments	—	2	133	4	65
Net realized and unrealized gain (loss)
on investments	15	61	107	3	415
Net increase (decrease) in net assets
resulting from operations	$17	$59	$225	$5	$390

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$—	$8	$—	$—	$12
Expenses:
Mortality and expense risks and other charges	1	4	—	2	2
Total expenses	1	4	—	2	2
Net investment income (loss)	(1)	4	—	(2)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	1	(1)	(17)	(3)
Capital gains distributions	6	—	—	4	—
Total realized gain (loss) on investments
and capital gains distributions	—	1	(1)	(13)	(3)
Net unrealized appreciation
(depreciation) of investments	7	(13)	3	(15)	14
Net realized and unrealized gain (loss)
on investments	7	(12)	2	(28)	11
Net increase (decrease) in net assets
resulting from operations	$6	$(8)	$2	$(30)	$21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net investment income (loss)
Investment income:
Dividends	$4	$1	$1	$—	$248
Expenses:
Mortality and expense risks and other charges	9	—	2	249	343
Total expenses	9	—	2	249	343
Net investment income (loss)	(5)	1	(1)	(249)	(95)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(87)	(1)	(28)	1,306	1,148
Capital gains distributions	6	—	5	2,159	2,221
Total realized gain (loss) on investments
and capital gains distributions	(81)	(1)	(23)	3,465	3,369
Net unrealized appreciation
(depreciation) of investments	181	7	64	(2,957)	(360)
Net realized and unrealized gain (loss)
on investments	100	6	41	508	3,009
Net increase (decrease) in net assets
resulting from operations	$95	$7	$40	$259	$2,914

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$6	$—	$7
Expenses:
Mortality and expense risks and other charges	6	39	2	—	4
Total expenses	6	39	2	—	4
Net investment income (loss)	(6)	(39)	4	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	72	1	6	(72)
Capital gains distributions	4	143	10	—	12
Total realized gain (loss) on investments
and capital gains distributions	(54)	215	11	6	(60)
Net unrealized appreciation
(depreciation) of investments	72	(136)	23	(4)	157
Net realized and unrealized gain (loss)
on investments	18	79	34	2	97
Net increase (decrease) in net assets
resulting from operations	$12	$40	$38	$2	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$246	$924	$66	$1	$487
Expenses:
Mortality and expense risks and other charges	367	660	28	1	264
Total expenses	367	660	28	1	264
Net investment income (loss)	(121)	264	38	—	223

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,209	2,151	388	(1)	(807)
Capital gains distributions	4,266	1,810	109	5	32
Total realized gain (loss) on investments
and capital gains distributions	5,475	3,961	497	4	(775)
Net unrealized appreciation
(depreciation) of investments	(2,994)	1,005	(190)	32	1,465
Net realized and unrealized gain (loss)
on investments	2,481	4,966	307	36	690
Net increase (decrease) in net assets
resulting from operations	$2,360	$5,230	$345	$36	$913

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$199	$18	$1,255	$83	$118
Expenses:
Mortality and expense risks and other charges	112	7	663	13	293
Total expenses	112	7	663	13	293
Net investment income (loss)	87	11	592	70	(175)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	684	23	2,503	32	(1,465)
Capital gains distributions	158	45	2,549	124	1,526
Total realized gain (loss) on investments
and capital gains distributions	842	68	5,052	156	61
Net unrealized appreciation
(depreciation) of investments	138	73	2,998	277	6,985
Net realized and unrealized gain (loss)
on investments	980	141	8,050	433	7,046
Net increase (decrease) in net assets
resulting from operations	$1,067	$152	$8,642	$503	$6,871

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$3	$31	$133	$24	$—
Expenses:
Mortality and expense risks and other charges	4	105	129	7	5
Total expenses	4	105	129	7	5
Net investment income (loss)	(1)	(74)	4	17	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(702)	227	27	(24)
Capital gains distributions	34	646	—	82	28
Total realized gain (loss) on investments
and capital gains distributions	31	(56)	227	109	4
Net unrealized appreciation
(depreciation) of investments	20	1,479	(1,665)	65	(54)
Net realized and unrealized gain (loss)
on investments	51	1,423	(1,438)	174	(50)
Net increase (decrease) in net assets
resulting from operations	$50	$1,349	$(1,434)	$191	$(55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$1	$64	$175	$906
Expenses:
Mortality and expense risks and other charges	134	1	151	100	524
Total expenses	134	1	151	100	524
Net investment income (loss)	(134)	—	(87)	75	382

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,212)	(1)	(598)	55	127
Capital gains distributions	297	5	721	—	1,378
Total realized gain (loss) on investments
and capital gains distributions	(915)	4	123	55	1,505
Net unrealized appreciation
(depreciation) of investments	234	15	2,520	44	1,345
Net realized and unrealized gain (loss)
on investments	(681)	19	2,643	99	2,850
Net increase (decrease) in net assets
resulting from operations	$(815)	$19	$2,556	$174	$3,232

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z
Net investment income (loss)
Investment income:
Dividends	$63	$17	$257	$—	$—
Expenses:
Mortality and expense risks and other charges	16	3	94	—	—
Total expenses	16	3	94	—	—
Net investment income (loss)	47	14	163	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	49	(253)	(12)	(3)
Capital gains distributions	—	21	873	17	—
Total realized gain (loss) on investments
and capital gains distributions	(3)	70	620	5	(3)
Net unrealized appreciation
(depreciation) of investments	(14)	(39)	(537)	—	3
Net realized and unrealized gain (loss)
on investments	(17)	31	83	5	—
Net increase (decrease) in net assets
resulting from operations	$30	$45	$246	$5	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$62	$—	$—	$—	$138
Expenses:
Mortality and expense risks and other charges	67	—	2	—	37
Total expenses	67	—	2	—	37
Net investment income (loss)	(5)	—	(2)	—	101

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(450)	—	(21)	—	(24)
Capital gains distributions	591	—	12	—	—
Total realized gain (loss) on investments
and capital gains distributions	141	—	(9)	—	(24)
Net unrealized appreciation
(depreciation) of investments	877	—	54	1	38
Net realized and unrealized gain (loss)
on investments	1,018	—	45	1	14
Net increase (decrease) in net assets
resulting from operations	$1,013	$—	$43	$1	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1	$13	$—	$7	$10
Expenses:
Mortality and expense risks and other charges	—	12	—	—	—
Total expenses	—	12	—	—	—
Net investment income (loss)	1	1	—	7	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20)	(54)	(3)	2	1
Capital gains distributions	1,297	—	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	1,277	(54)	(3)	3	1
Net unrealized appreciation
(depreciation) of investments	(1,452)	420	4	(15)	23
Net realized and unrealized gain (loss)
on investments	(175)	366	1	(12)	24
Net increase (decrease) in net assets
resulting from operations	$(174)	$367	$1	$(5)	$34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net investment income (loss)
Investment income:
Dividends	$65	$4	$5	$15	$1
Expenses:
Mortality and expense risks and other charges	—	2	3	8	—
Total expenses	—	2	3	8	—
Net investment income (loss)	65	2	2	7	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(31)	8	(9)	76	(16)
Capital gains distributions	271	3	14	67	—
Total realized gain (loss) on investments
and capital gains distributions	240	11	5	143	(16)
Net unrealized appreciation
(depreciation) of investments	1,326	12	36	(72)	19
Net realized and unrealized gain (loss)
on investments	1,566	23	41	71	3
Net increase (decrease) in net assets
resulting from operations	$1,631	$25	$43	$78	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$49	$3,378	$6	$5,794	$102
Expenses:
Mortality and expense risks and other charges	32	2,317	14	2,520	2,579
Total expenses	32	2,317	14	2,520	2,579
Net investment income (loss)	17	1,061	(8)	3,274	(2,477)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	223	(4,812)	2	(9,715)	17,369
Capital gains distributions	—	—	65	16,384	26,373
Total realized gain (loss) on investments
and capital gains distributions	223	(4,812)	67	6,669	43,742
Net unrealized appreciation
(depreciation) of investments	(250)	3,219	11	29,724	(42,225)
Net realized and unrealized gain (loss)
on investments	(27)	(1,593)	78	36,393	1,517
Net increase (decrease) in net assets
resulting from operations	$(10)	$(532)	$70	$39,667	$(960)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$577	$385	$9,465	$2,793	$—
Expenses:
Mortality and expense risks and other charges	119	260	10,975	2,135	—
Total expenses	119	260	10,975	2,135	—
Net investment income (loss)	458	125	(1,510)	658	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(158)	1,357	(370)	4,239	—
Capital gains distributions	—	46	95,062	185	—
Total realized gain (loss) on investments
and capital gains distributions	(158)	1,403	94,692	4,424	—
Net unrealized appreciation
(depreciation) of investments	1,056	(3,270)	(13,762)	13,898	1
Net realized and unrealized gain (loss)
on investments	898	(1,867)	80,930	18,322	1
Net increase (decrease) in net assets
resulting from operations	$1,356	$(1,742)	$79,420	$18,980	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$292	$29	$3	$—	$—
Expenses:
Mortality and expense risks and other charges	228	10	2	—	2
Total expenses	228	10	2	—	2
Net investment income (loss)	64	19	1	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	85	14	(35)	4	(20)
Capital gains distributions	881	71	7	—	16
Total realized gain (loss) on investments
and capital gains distributions	966	85	(28)	4	(4)
Net unrealized appreciation
(depreciation) of investments	(657)	88	(22)	5	17
Net realized and unrealized gain (loss)
on investments	309	173	(50)	9	13
Net increase (decrease) in net assets
resulting from operations	$373	$192	$(49)	$9	$11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$897	$—	$29	$2,045	$—
Expenses:
Mortality and expense risks and other charges	1,022	—	77	3,378	—
Total expenses	1,022	—	77	3,378	—
Net investment income (loss)	(125)	—	(48)	(1,333)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,408	—	1,067	5,311	—
Capital gains distributions	16,486	—	701	21,055	—
Total realized gain (loss) on investments
and capital gains distributions	20,894	—	1,768	26,366	—
Net unrealized appreciation
(depreciation) of investments	8,132	—	(895)	563	—
Net realized and unrealized gain (loss)
on investments	29,026	—	873	26,929	—
Net increase (decrease) in net assets
resulting from operations	$28,901	$—	$825	$25,596	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$2	$41	$—	$3
Expenses:
Mortality and expense risks and other charges	—	—	9	25	1
Total expenses	—	—	9	25	1
Net investment income (loss)	—	2	32	(25)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	72	(210)	1
Capital gains distributions	—	—	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	—	—	72	(210)	3
Net unrealized appreciation
(depreciation) of investments	1	—	16	342	—
Net realized and unrealized gain (loss)
on investments	1	—	88	132	3
Net increase (decrease) in net assets
resulting from operations	$1	$2	$120	$107	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class
Net investment income (loss)
Investment income:
Dividends	$2	$—	$1	$—	$10
Expenses:
Mortality and expense risks and other charges	3	—	1	1	5
Total expenses	3	—	1	1	5
Net investment income (loss)	(1)	—	—	(1)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(1)	4	9	—
Capital gains distributions	16	—	—	3	4
Total realized gain (loss) on investments
and capital gains distributions	45	(1)	4	12	4
Net unrealized appreciation
(depreciation) of investments	(21)	2	(4)	(13)	63
Net realized and unrealized gain (loss)
on investments	24	1	—	(1)	67
Net increase (decrease) in net assets
resulting from operations	$23	$1	$—	$(2)	$72
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard International Equity Portfolio - Open Shares	Lazard US Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$27	$—	$1	$—	$2
Expenses:
Mortality and expense risks and other charges	10	—	1	25	4
Total expenses	10	—	1	25	4
Net investment income (loss)	17	—	—	(25)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	—	—	243	(2)
Capital gains distributions	3	—	—	—	17
Total realized gain (loss) on investments
and capital gains distributions	(8)	—	—	243	15
Net unrealized appreciation
(depreciation) of investments	(5)	—	(8)	(378)	8
Net realized and unrealized gain (loss)
on investments	(13)	—	(8)	(135)	23
Net increase (decrease) in net assets
resulting from operations	$4	$—	$(8)	$(160)	$21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	LKCM Aquinas Catholic Equity Fund	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$1	$—	$21	$24	$—
Expenses:
Mortality and expense risks and other charges	2	2	123	14	—
Total expenses	2	2	123	14	—
Net investment income (loss)	(1)	(2)	(102)	10	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(27)	254	(7)	(1)
Capital gains distributions	31	39	1,127	—	1
Total realized gain (loss) on investments
and capital gains distributions	31	12	1,381	(7)	—
Net unrealized appreciation
(depreciation) of investments	(17)	7	1,749	(5)	2
Net realized and unrealized gain (loss)
on investments	14	19	3,130	(12)	2
Net increase (decrease) in net assets
resulting from operations	$13	$17	$3,028	$(2)	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$32	$5	$—
Expenses:
Mortality and expense risks and other charges	2	—	8	7	9
Total expenses	2	—	8	7	9
Net investment income (loss)	(2)	1	24	(2)	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(35)	—	(1)	66	(80)
Capital gains distributions	—	—	—	—	154
Total realized gain (loss) on investments
and capital gains distributions	(35)	—	(1)	66	74
Net unrealized appreciation
(depreciation) of investments	21	1	(21)	68	141
Net realized and unrealized gain (loss)
on investments	(14)	1	(22)	134	215
Net increase (decrease) in net assets
resulting from operations	$(16)	$2	$2	$132	$206

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$3	$460	$—	$1	$135
Expenses:
Mortality and expense risks and other charges	2	855	—	1	—
Total expenses	2	855	—	1	—
Net investment income (loss)	1	(395)	—	—	135

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	2,044	—	(2)	3
Capital gains distributions	7	5,230	—	5	141
Total realized gain (loss) on investments
and capital gains distributions	(38)	7,274	—	3	144
Net unrealized appreciation
(depreciation) of investments	60	6,246	—	3	(233)
Net realized and unrealized gain (loss)
on investments	22	13,520	—	6	(89)
Net increase (decrease) in net assets
resulting from operations	$23	$13,125	$—	$6	$46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$276	$—	$4	$—	$11
Expenses:
Mortality and expense risks and other charges	154	1	2	5	—
Total expenses	154	1	2	5	—
Net investment income (loss)	122	(1)	2	(5)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	44	—	—	(6)	(9)
Capital gains distributions	252	1	—	35	49
Total realized gain (loss) on investments
and capital gains distributions	296	1	—	29	40
Net unrealized appreciation
(depreciation) of investments	(253)	3	1	69	49
Net realized and unrealized gain (loss)
on investments	43	4	1	98	89
Net increase (decrease) in net assets
resulting from operations	$165	$3	$3	$93	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$134	$8	$1,072	$3	$64
Expenses:
Mortality and expense risks and other charges	114	8	1,075	1	19
Total expenses	114	8	1,075	1	19
Net investment income (loss)	20	—	(3)	2	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	190	125	2,704	(3)	(30)
Capital gains distributions	780	51	4,108	—	84
Total realized gain (loss) on investments
and capital gains distributions	970	176	6,812	(3)	54
Net unrealized appreciation
(depreciation) of investments	18	(197)	(5,378)	8	(70)
Net realized and unrealized gain (loss)
on investments	988	(21)	1,434	5	(16)
Net increase (decrease) in net assets
resulting from operations	$1,008	$(21)	$1,431	$7	$29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Nuveen U.S. Infrastructure Bond Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$25	$—	$445	$183	$3
Expenses:
Mortality and expense risks and other charges	7	1	2,039	153	—
Total expenses	7	1	2,039	153	—
Net investment income (loss)	18	(1)	(1,594)	30	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	1	9,950	(137)	(5)
Capital gains distributions	24	3	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	11	4	9,950	(137)	(5)
Net unrealized appreciation
(depreciation) of investments	47	(6)	2,665	2,331	11
Net realized and unrealized gain (loss)
on investments	58	(2)	12,615	2,194	6
Net increase (decrease) in net assets
resulting from operations	$76	$(3)	$11,021	$2,224	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net investment income (loss)
Investment income:
Dividends	$4	$3	$2	$1	$—
Expenses:
Mortality and expense risks and other charges	1	2	3	1	—
Total expenses	1	2	3	1	—
Net investment income (loss)	3	1	(1)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	4	1	—
Capital gains distributions	—	—	—	2	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	4	3	1
Net unrealized appreciation
(depreciation) of investments	(5)	(6)	(2)	3	(1)
Net realized and unrealized gain (loss)
on investments	(5)	(6)	2	6	—
Net increase (decrease) in net assets
resulting from operations	$(2)	$(5)	$1	$6	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Core Equity FundSM - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$2	$4	$1	$132	$244
Expenses:
Mortality and expense risks and other charges	2	1	1	220	190
Total expenses	2	1	1	220	190
Net investment income (loss)	—	3	—	(88)	54

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(1)	2	328	88
Capital gains distributions	14	—	8	976	681
Total realized gain (loss) on investments
and capital gains distributions	16	(1)	10	1,304	769
Net unrealized appreciation
(depreciation) of investments	(18)	2	(3)	2,862	1,289
Net realized and unrealized gain (loss)
on investments	(2)	1	7	4,166	2,058
Net increase (decrease) in net assets
resulting from operations	$(2)	$4	$7	$4,078	$2,112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Pax Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$499	$10	$2,269	$258	$72
Expenses:
Mortality and expense risks and other charges	407	12	817	102	12
Total expenses	407	12	817	102	12
Net investment income (loss)	92	(2)	1,452	156	60

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	749	(25)	(2,002)	66	(136)
Capital gains distributions	661	—	—	1,400	—
Total realized gain (loss) on investments
and capital gains distributions	1,410	(25)	(2,002)	1,466	(136)
Net unrealized appreciation
(depreciation) of investments	288	129	4,863	499	252
Net realized and unrealized gain (loss)
on investments	1,698	104	2,861	1,965	116
Net increase (decrease) in net assets
resulting from operations	$1,790	$102	$4,313	$2,121	$176

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$34	$42	$2	$919	$—
Expenses:
Mortality and expense risks and other charges	6	70	1	173	—
Total expenses	6	70	1	173	—
Net investment income (loss)	28	(28)	1	746	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	(2,139)	6	(562)	—
Capital gains distributions	—	—	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	(37)	(2,139)	10	(562)	—
Net unrealized appreciation
(depreciation) of investments	76	2,546	2	2,101	—
Net realized and unrealized gain (loss)
on investments	39	407	12	1,539	—
Net increase (decrease) in net assets
resulting from operations	$67	$379	$13	$2,285	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment income:
Dividends	$1	$144	$2	$—	$41
Expenses:
Mortality and expense risks and other charges	1	80	—	—	18
Total expenses	1	80	—	—	18
Net investment income (loss)	—	64	2	—	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	323	3	—	2
Capital gains distributions	4	171	2	—	210
Total realized gain (loss) on investments
and capital gains distributions	3	494	5	—	212
Net unrealized appreciation
(depreciation) of investments	3	686	8	—	(30)
Net realized and unrealized gain (loss)
on investments	6	1,180	13	—	182
Net increase (decrease) in net assets
resulting from operations	$6	$1,244	$15	$—	$205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$56	$30	$5	$4	$117
Expenses:
Mortality and expense risks and other charges	143	—	5	3	52
Total expenses	143	—	5	3	52
Net investment income (loss)	(87)	30	—	1	65

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	321	(79)	13	1	(9)
Capital gains distributions	—	174	68	4	91
Total realized gain (loss) on investments
and capital gains distributions	321	95	81	5	82
Net unrealized appreciation
(depreciation) of investments	413	551	140	19	(204)
Net realized and unrealized gain (loss)
on investments	734	646	221	24	(122)
Net increase (decrease) in net assets
resulting from operations	$647	$676	$221	$25	$(57)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$9	$777	$3,249	$—	$—
Expenses:
Mortality and expense risks and other charges	3	126	1,216	—	—
Total expenses	3	126	1,216	—	—
Net investment income (loss)	6	651	2,033	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(25)	(1,270)	(4,026)	—	(10)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(25)	(1,270)	(4,026)	—	(10)
Net unrealized appreciation
(depreciation) of investments	68	2,131	8,137	1	6
Net realized and unrealized gain (loss)
on investments	43	861	4,111	1	(4)
Net increase (decrease) in net assets
resulting from operations	$49	$1,512	$6,144	$1	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio
Net investment income (loss)
Investment income:
Dividends	$118	$570	$3	$6	$—
Expenses:
Mortality and expense risks and other charges	—	141	1	2	—
Total expenses	—	141	1	2	—
Net investment income (loss)	118	429	2	4	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	(420)	3	17	—
Capital gains distributions	12	—	7	14	2
Total realized gain (loss) on investments
and capital gains distributions	(4)	(420)	10	31	2
Net unrealized appreciation
(depreciation) of investments	513	1,805	1	(10)	2
Net realized and unrealized gain (loss)
on investments	509	1,385	11	21	4
Net increase (decrease) in net assets
resulting from operations	$627	$1,814	$13	$25	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$4	$—	$4,535	$2
Expenses:
Mortality and expense risks and other charges	1	6	—	2,692	1
Total expenses	1	6	—	2,692	1
Net investment income (loss)	(1)	(2)	—	1,843	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	8	1	886	(2)
Capital gains distributions	—	16	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	24	3	886	(2)
Net unrealized appreciation
(depreciation) of investments	16	68	6	13,463	10
Net realized and unrealized gain (loss)
on investments	14	92	9	14,349	8
Net increase (decrease) in net assets
resulting from operations	$13	$90	$9	$16,192	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Real Estate Fund - Class A	Voya Large-Cap Growth Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$32	$—	$1	$94	$31
Expenses:
Mortality and expense risks and other charges	6	1	—	27	8
Total expenses	6	1	—	27	8
Net investment income (loss)	26	(1)	1	67	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	—	—	(57)	4
Capital gains distributions	45	8	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	158	8	—	(57)	4
Net unrealized appreciation
(depreciation) of investments	(163)	(3)	—	19	12
Net realized and unrealized gain (loss)
on investments	(5)	5	—	(38)	16
Net increase (decrease) in net assets
resulting from operations	$21	$4	$1	$29	$39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$11,007	$58	$132	$3	$2,012
Expenses:
Mortality and expense risks and other charges	4,264	10	34	—	191
Total expenses	4,264	10	34	—	191
Net investment income (loss)	6,743	48	98	3	1,821

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,639	5	(105)	—	(451)
Capital gains distributions	3,882	22	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	5,521	27	(105)	—	(451)
Net unrealized appreciation
(depreciation) of investments	4,001	27	210	4	2,427
Net realized and unrealized gain (loss)
on investments	9,522	54	105	4	1,976
Net increase (decrease) in net assets
resulting from operations	$16,265	$102	$203	$7	$3,797
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1,353	$—	$2,412	$18	$—
Expenses:
Mortality and expense risks and other charges	201	—	3,882	26	—
Total expenses	201	—	3,882	26	—
Net investment income (loss)	1,152	—	(1,470)	(8)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(333)	12	10,506	(40)	—
Capital gains distributions	—	16	55,599	780	1
Total realized gain (loss) on investments
and capital gains distributions	(333)	28	66,105	740	1
Net unrealized appreciation
(depreciation) of investments	1,724	(27)	(52,031)	(545)	1
Net realized and unrealized gain (loss)
on investments	1,391	1	14,074	195	2
Net increase (decrease) in net assets
resulting from operations	$2,543	$1	$12,604	$187	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$7,650	$36	$—	$293	$7
Expenses:
Mortality and expense risks and other charges	2,990	10	—	121	4
Total expenses	2,990	10	—	121	4
Net investment income (loss)	4,660	26	—	172	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10,772	(40)	—	682	13
Capital gains distributions	9,625	54	—	505	14
Total realized gain (loss) on investments
and capital gains distributions	20,397	14	—	1,187	27
Net unrealized appreciation
(depreciation) of investments	12,898	172	—	(357)	(4)
Net realized and unrealized gain (loss)
on investments	33,295	186	—	830	23
Net increase (decrease) in net assets
resulting from operations	$37,955	$212	$—	$1,002	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$386	$—	$—	$1,218	$1
Expenses:
Mortality and expense risks and other charges	90	—	—	739	—
Total expenses	90	—	—	739	—
Net investment income (loss)	296	—	—	479	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(75)	(2)	—	2,972	—
Capital gains distributions	995	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	920	(2)	—	2,972	—
Net unrealized appreciation
(depreciation) of investments	746	3	(3)	(3,438)	(1)
Net realized and unrealized gain (loss)
on investments	1,666	1	(3)	(466)	(1)
Net increase (decrease) in net assets
resulting from operations	$1,962	$1	$(3)	$13	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$41	$981	$238	$273	$—
Expenses:
Mortality and expense risks and other charges	22	562	137	439	—
Total expenses	22	562	137	439	—
Net investment income (loss)	19	419	101	(166)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	3,447	34	522	(5)
Capital gains distributions	—	—	2,591	4,091	3
Total realized gain (loss) on investments
and capital gains distributions	119	3,447	2,625	4,613	(2)
Net unrealized appreciation
(depreciation) of investments	(60)	(2,083)	656	521	4
Net realized and unrealized gain (loss)
on investments	59	1,364	3,281	5,134	2
Net increase (decrease) in net assets
resulting from operations	$78	$1,783	$3,382	$4,968	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$567	$572	$2	$271	$203
Expenses:
Mortality and expense risks and other charges	99	227	1	192	176
Total expenses	99	227	1	192	176
Net investment income (loss)	468	345	1	79	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	643	(10)	(755)	(1,309)
Capital gains distributions	2,392	2,714	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	2,505	3,357	(10)	(755)	(1,309)
Net unrealized appreciation
(depreciation) of investments	1,224	727	36	2,714	3,015
Net realized and unrealized gain (loss)
on investments	3,729	4,084	26	1,959	1,706
Net increase (decrease) in net assets
resulting from operations	$4,197	$4,429	$27	$2,038	$1,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$259	$119	$1	$5
Expenses:
Mortality and expense risks and other charges	—	145	224	—	2
Total expenses	—	145	224	—	2
Net investment income (loss)	—	114	(105)	1	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	474	465	—	4
Capital gains distributions	2	2,853	2,044	4	46
Total realized gain (loss) on investments
and capital gains distributions	1	3,327	2,509	4	50
Net unrealized appreciation
(depreciation) of investments	3	3,260	2,191	(4)	(23)
Net realized and unrealized gain (loss)
on investments	4	6,587	4,700	—	27
Net increase (decrease) in net assets
resulting from operations	$4	$6,701	$4,595	$1	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$4,129	$9,279	$24	$2,148	$1
Expenses:
Mortality and expense risks and other charges	1,093	6,173	4	719	—
Total expenses	1,093	6,173	4	719	—
Net investment income (loss)	3,036	3,106	20	1,429	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	577	7,892	47	4,490	1
Capital gains distributions	21,388	58,523	135	9,446	—
Total realized gain (loss) on investments
and capital gains distributions	21,965	66,415	182	13,936	1
Net unrealized appreciation
(depreciation) of investments	(6,679)	(24,469)	7	405	(1)
Net realized and unrealized gain (loss)
on investments	15,286	41,946	189	14,341	—
Net increase (decrease) in net assets
resulting from operations	$18,322	$45,052	$209	$15,770	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$103	$29	$173	$190	$6
Expenses:
Mortality and expense risks and other charges	71	6	47	1,624	1
Total expenses	71	6	47	1,624	1
Net investment income (loss)	32	23	126	(1,434)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	190	(10)	(88)	—	4
Capital gains distributions	—	218	1,430	217	—
Total realized gain (loss) on investments
and capital gains distributions	190	208	1,342	217	4
Net unrealized appreciation
(depreciation) of investments	(162)	(162)	(1,058)	—	(9)
Net realized and unrealized gain (loss)
on investments	28	46	284	217	(5)
Net increase (decrease) in net assets
resulting from operations	$60	$69	$410	$(1,217)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2	$—	$4	$1,374	$12
Expenses:
Mortality and expense risks and other charges	2	—	1	745	4
Total expenses	2	—	1	745	4
Net investment income (loss)	—	—	3	629	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	1	(5)	(666)	(24)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	1	(5)	(666)	(24)
Net unrealized appreciation
(depreciation) of investments	(11)	(1)	20	4,236	64
Net realized and unrealized gain (loss)
on investments	(5)	—	15	3,570	40
Net increase (decrease) in net assets
resulting from operations	$(5)	$—	$18	$4,199	$48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$179	$51	$83	$190	$78
Expenses:
Mortality and expense risks and other charges	71	20	22	88	30
Total expenses	71	20	22	88	30
Net investment income (loss)	108	31	61	102	48

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(55)	(146)	(18)	(45)	(162)
Capital gains distributions	503	166	286	702	336
Total realized gain (loss) on investments
and capital gains distributions	448	20	268	657	174
Net unrealized appreciation
(depreciation) of investments	(133)	74	(92)	(182)	49
Net realized and unrealized gain (loss)
on investments	315	94	176	475	223
Net increase (decrease) in net assets
resulting from operations	$423	$125	$237	$577	$271

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$48	$169	$28	$41	$32
Expenses:
Mortality and expense risks and other charges	14	86	13	13	17
Total expenses	14	86	13	13	17
Net investment income (loss)	34	83	15	28	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	(47)	(74)	8	(23)
Capital gains distributions	217	693	137	207	122
Total realized gain (loss) on investments
and capital gains distributions	234	646	63	215	99
Net unrealized appreciation
(depreciation) of investments	(100)	(122)	44	(66)	26
Net realized and unrealized gain (loss)
on investments	134	524	107	149	125
Net increase (decrease) in net assets
resulting from operations	$168	$607	$122	$177	$140

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$13	$10	$64	$23	$22
Expenses:
Mortality and expense risks and other charges	8	2	39	9	10
Total expenses	8	2	39	9	10
Net investment income (loss)	5	8	25	14	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(40)	(3)	(2)	(12)	1
Capital gains distributions	59	48	49	20	20
Total realized gain (loss) on investments
and capital gains distributions	19	45	47	8	21
Net unrealized appreciation
(depreciation) of investments	37	—	60	35	23
Net realized and unrealized gain (loss)
on investments	56	45	107	43	44
Net increase (decrease) in net assets
resulting from operations	$61	$53	$132	$57	$56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$8	$58	$2,780	$250	$7
Expenses:
Mortality and expense risks and other charges	2	16	1,128	81	1
Total expenses	2	16	1,128	81	1
Net investment income (loss)	6	42	1,652	169	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(174)	2,444	(32)	1
Capital gains distributions	35	192	10,464	1,025	32
Total realized gain (loss) on investments
and capital gains distributions	36	18	12,908	993	33
Net unrealized appreciation
(depreciation) of investments	(21)	58	(8,007)	(558)	(20)
Net realized and unrealized gain (loss)
on investments	15	76	4,901	435	13
Net increase (decrease) in net assets
resulting from operations	$21	$118	$6,553	$604	$19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$70	$2,773	$258	$—	$41
Expenses:
Mortality and expense risks and other charges	23	1,073	85	—	13
Total expenses	23	1,073	85	—	13
Net investment income (loss)	47	1,700	173	—	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(158)	2,076	(92)	—	(120)
Capital gains distributions	250	11,242	1,126	3	186
Total realized gain (loss) on investments
and capital gains distributions	92	13,318	1,034	3	66
Net unrealized appreciation
(depreciation) of investments	46	(7,929)	(534)	(1)	28
Net realized and unrealized gain (loss)
on investments	138	5,389	500	2	94
Net increase (decrease) in net assets
resulting from operations	$185	$7,089	$673	$2	$122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$1,617	$116	$13	$225	$17
Expenses:
Mortality and expense risks and other charges	778	49	7	124	8
Total expenses	778	49	7	124	8
Net investment income (loss)	839	67	6	101	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	935	(80)	(95)	(38)	(74)
Capital gains distributions	8,735	693	52	1,062	88
Total realized gain (loss) on investments
and capital gains distributions	9,670	613	(43)	1,024	14
Net unrealized appreciation
(depreciation) of investments	(5,051)	(265)	67	(153)	51
Net realized and unrealized gain (loss)
on investments	4,619	348	24	871	65
Net increase (decrease) in net assets
resulting from operations	$5,458	$415	$30	$972	$74

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$111	$10	$81	$736	$65
Expenses:
Mortality and expense risks and other charges	47	3	30	548	39
Total expenses	47	3	30	548	39
Net investment income (loss)	64	7	51	188	26

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	1	(54)	(262)	(9)
Capital gains distributions	321	12	73	752	73
Total realized gain (loss) on investments
and capital gains distributions	317	13	19	490	64
Net unrealized appreciation
(depreciation) of investments	(126)	19	194	1,780	135
Net realized and unrealized gain (loss)
on investments	191	32	213	2,270	199
Net increase (decrease) in net assets
resulting from operations	$255	$39	$264	$2,458	$225

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$158	$1	$401	$745	$—
Expenses:
Mortality and expense risks and other charges	61	—	111	418	1
Total expenses	61	—	111	418	1
Net investment income (loss)	97	1	290	327	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(50)	(10)	(45)	48	10
Capital gains distributions	377	8	2,145	4,777	36
Total realized gain (loss) on investments
and capital gains distributions	327	(2)	2,100	4,825	46
Net unrealized appreciation
(depreciation) of investments	(123)	18	3,186	6,770	(32)
Net realized and unrealized gain (loss)
on investments	204	16	5,286	11,595	14
Net increase (decrease) in net assets
resulting from operations	$301	$17	$5,576	$11,922	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$473	$—	$17	$—
Expenses:
Mortality and expense risks and other charges	1,149	135	1	57	9
Total expenses	1,149	135	1	57	9
Net investment income (loss)	(1,149)	338	(1)	(40)	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,605	728	43	450	(104)
Capital gains distributions	14,623	1,237	7	268	599
Total realized gain (loss) on investments
and capital gains distributions	27,228	1,965	50	718	495
Net unrealized appreciation
(depreciation) of investments	(20,499)	(1,316)	(18)	662	(304)
Net realized and unrealized gain (loss)
on investments	6,729	649	32	1,380	191
Net increase (decrease) in net assets
resulting from operations	$5,580	$987	$31	$1,340	$182
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$9	$1,497	$24	$6,293	$29
Expenses:
Mortality and expense risks and other charges	1	586	5	2,967	10
Total expenses	1	586	5	2,967	10
Net investment income (loss)	8	911	19	3,326	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	46	2,832	42	5,591	(13)
Capital gains distributions	—	—	66	13,161	65
Total realized gain (loss) on investments
and capital gains distributions	46	2,832	108	18,752	52
Net unrealized appreciation
(depreciation) of investments	8	5,450	76	18,830	136
Net realized and unrealized gain (loss)
on investments	54	8,282	184	37,582	188
Net increase (decrease) in net assets
resulting from operations	$62	$9,193	$203	$40,908	$207

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$1	$74	$435	$3	$6,336
Expenses:
Mortality and expense risks and other charges	1	65	601	2	5,128
Total expenses	1	65	601	2	5,128
Net investment income (loss)	—	9	(166)	1	1,208

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	9	3,464	35	14,235
Capital gains distributions	31	714	5,957	34	35,506
Total realized gain (loss) on investments
and capital gains distributions	50	723	9,421	69	49,741
Net unrealized appreciation
(depreciation) of investments	(7)	270	(1,061)	(80)	(56,974)
Net realized and unrealized gain (loss)
on investments	43	993	8,360	(11)	(7,233)
Net increase (decrease) in net assets
resulting from operations	$43	$1,002	$8,194	$(10)	$(6,025)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$10	$1,679	$37	$—	$1,205
Expenses:
Mortality and expense risks and other charges	11	273	4	1	3,931
Total expenses	11	273	4	1	3,931
Net investment income (loss)	(1)	1,406	33	(1)	(2,726)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	43	(570)	—	24	10,634
Capital gains distributions	78	—	—	40	46,542
Total realized gain (loss) on investments
and capital gains distributions	121	(570)	—	64	57,176
Net unrealized appreciation
(depreciation) of investments	(134)	3,165	59	(44)	(30,833)
Net realized and unrealized gain (loss)
on investments	(13)	2,595	59	20	26,343
Net increase (decrease) in net assets
resulting from operations	$(14)	$4,001	$92	$19	$23,617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$—	$7
Expenses:
Mortality and expense risks and other charges	7	5	3,190	22	1
Total expenses	7	5	3,190	22	1
Net investment income (loss)	(6)	(5)	(3,190)	(22)	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	236	17,681	255	(10)
Capital gains distributions	125	195	42,190	443	—
Total realized gain (loss) on investments
and capital gains distributions	144	431	59,871	698	(10)
Net unrealized appreciation
(depreciation) of investments	(78)	(416)	(54,813)	(687)	3
Net realized and unrealized gain (loss)
on investments	66	15	5,058	11	(7)
Net increase (decrease) in net assets
resulting from operations	$60	$10	$1,868	$(11)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$2,854	$8	$62	$957	$1,853
Expenses:
Mortality and expense risks and other charges	805	1	24	308	666
Total expenses	805	1	24	308	666
Net investment income (loss)	2,049	7	38	649	1,187

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,134)	8	1	1,038	38
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(2,134)	8	1	1,038	38
Net unrealized appreciation
(depreciation) of investments	605	(14)	289	(245)	2,774
Net realized and unrealized gain (loss)
on investments	(1,529)	(6)	290	793	2,812
Net increase (decrease) in net assets
resulting from operations	$520	$1	$328	$1,442	$3,999

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,679	$20	$23,241	$6	$2,574
Expenses:
Mortality and expense risks and other charges	588	5	12,787	3	756
Total expenses	588	5	12,787	3	756
Net investment income (loss)	1,091	15	10,454	3	1,818

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,064	42	24,443	1	(1,220)
Capital gains distributions	—	108	94,107	26	—
Total realized gain (loss) on investments
and capital gains distributions	2,064	150	118,550	27	(1,220)
Net unrealized appreciation
(depreciation) of investments	289	(55)	(33,272)	(4)	3,735
Net realized and unrealized gain (loss)
on investments	2,353	95	85,278	23	2,515
Net increase (decrease) in net assets
resulting from operations	$3,444	$110	$95,732	$26	$4,333

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$293	$5,456	$4	$3,415	$3
Expenses:
Mortality and expense risks and other charges	133	3,206	1	3,009	1
Total expenses	133	3,206	1	3,009	1
Net investment income (loss)	160	2,250	3	406	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(156)	11,232	13	2,697	36
Capital gains distributions	—	—	—	31,791	33
Total realized gain (loss) on investments
and capital gains distributions	(156)	11,232	13	34,488	69
Net unrealized appreciation
(depreciation) of investments	486	14,930	10	18,699	(22)
Net realized and unrealized gain (loss)
on investments	330	26,162	23	53,187	47
Net increase (decrease) in net assets
resulting from operations	$490	$28,412	$26	$53,593	$49

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,211	$2	$906	$—	$410
Expenses:
Mortality and expense risks and other charges	1,346	1	277	—	338
Total expenses	1,346	1	277	—	338
Net investment income (loss)	(135)	1	629	—	72

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,420	40	375	—	1,491
Capital gains distributions	3,927	8	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	7,347	48	375	—	1,491
Net unrealized appreciation
(depreciation) of investments	26,629	12	(1,039)	—	424
Net realized and unrealized gain (loss)
on investments	33,976	60	(664)	—	1,915
Net increase (decrease) in net assets
resulting from operations	$33,841	$61	$(35)	$—	$1,987

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$13	$1,365	$6	$8	$149
Expenses:
Mortality and expense risks and other charges	4	605	4	6	105
Total expenses	4	605	4	6	105
Net investment income (loss)	9	760	2	2	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	91	1,880	24	23	377
Capital gains distributions	—	—	—	7	155
Total realized gain (loss) on investments
and capital gains distributions	91	1,880	24	30	532
Net unrealized appreciation
(depreciation) of investments	(31)	5,414	9	33	993
Net realized and unrealized gain (loss)
on investments	60	7,294	33	63	1,525
Net increase (decrease) in net assets
resulting from operations	$69	$8,054	$35	$65	$1,569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$83	$1,151	$493	$657	$1
Expenses:
Mortality and expense risks and other charges	115	593	307	1,369	1
Total expenses	115	593	307	1,369	1
Net investment income (loss)	(32)	558	186	(712)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	798	632	357	26	2
Capital gains distributions	—	10,328	4,194	13,306	31
Total realized gain (loss) on investments
and capital gains distributions	798	10,960	4,551	13,332	33
Net unrealized appreciation
(depreciation) of investments	(74)	(482)	2,743	19,358	44
Net realized and unrealized gain (loss)
on investments	724	10,478	7,294	32,690	77
Net increase (decrease) in net assets
resulting from operations	$692	$11,036	$7,480	$31,978	$77

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$336	$—	$—	$—	$—
Expenses:
Mortality and expense risks and other charges	135	1,167	7	485	—
Total expenses	135	1,167	7	485	—
Net investment income (loss)	201	(1,167)	(7)	(485)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	(201)	(16)	591	5
Capital gains distributions	23	14,167	133	4,502	11
Total realized gain (loss) on investments
and capital gains distributions	(61)	13,966	117	5,093	16
Net unrealized appreciation
(depreciation) of investments	21	(4,756)	(41)	1,640	(2)
Net realized and unrealized gain (loss)
on investments	(40)	9,210	76	6,733	14
Net increase (decrease) in net assets
resulting from operations	$161	$8,043	$69	$6,248	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Net investment income (loss)
Investment income:
Dividends	$509	$101	$—	$42	$2,669
Expenses:
Mortality and expense risks and other charges	337	522	457	14	1,404
Total expenses	337	522	457	14	1,404
Net investment income (loss)	172	(421)	(457)	28	1,265

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,012)	(1,918)	(1,635)	119	568
Capital gains distributions	3,574	18,470	17,194	116	6,550
Total realized gain (loss) on investments
and capital gains distributions	1,562	16,552	15,559	235	7,118
Net unrealized appreciation
(depreciation) of investments	(2,635)	(9,342)	(7,234)	31	8,003
Net realized and unrealized gain (loss)
on investments	(1,073)	7,210	8,325	266	15,121
Net increase (decrease) in net assets
resulting from operations	$(901)	$6,789	$7,868	$294	$16,386

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$665
Expenses:
Mortality and expense risks and other charges	1	1	1,211
Total expenses	1	1	1,211
Net investment income (loss)	(1)	(1)	(546)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	2	3,071
Capital gains distributions	16	—	2,096
Total realized gain (loss) on investments
and capital gains distributions	2	2	5,167
Net unrealized appreciation
(depreciation) of investments	34	3	22,683
Net realized and unrealized gain (loss)
on investments	36	5	27,850
Net increase (decrease) in net assets
resulting from operations	$35	$4	$27,304

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5
Net assets at January 1, 2015	$201	$443	$—	$32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	11	2
Total realized gain (loss) on investments
and capital gains distributions	25	37	(8)	—
Net unrealized appreciation (depreciation)
of investments	(26)	(37)	(122)	(3)
Net increase (decrease) in net assets resulting from
operations	(1)	1	(119)	(1)
Changes from principal transactions:
Total unit transactions	(31)	40	2,171	16
Increase (decrease) in net assets derived from
principal transactions	(31)	40	2,171	16
Total increase (decrease) in net assets	(32)	41	2,052	15
Net assets at December 31, 2015	169	484	2,052	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(2)	118	2
Total realized gain (loss) on investments
and capital gains distributions	15	59	(26)	(1)
Net unrealized appreciation (depreciation)
of investments	—	2	133	4
Net increase (decrease) in net assets resulting from
operations	17	59	225	5
Changes from principal transactions:
Total unit transactions	(8)	112	4,616	30
Increase (decrease) in net assets derived from
principal transactions	(8)	112	4,616	30
Total increase (decrease) in net assets	9	171	4,841	35
Net assets at December 31, 2016	$178	$655	$6,893	$82

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2015	$4,057	$90	$408	$51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(1)	3	—
Total realized gain (loss) on investments
and capital gains distributions	221	10	4	(3)
Net unrealized appreciation (depreciation)
of investments	(381)	(12)	(22)	(2)
Net increase (decrease) in net assets resulting from
operations	(198)	(3)	(15)	(5)
Changes from principal transactions:
Total unit transactions	(250)	(12)	60	(35)
Increase (decrease) in net assets derived from
principal transactions	(250)	(12)	60	(35)
Total increase (decrease) in net assets	(448)	(15)	45	(40)
Net assets at December 31, 2015	3,609	75	453	11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(1)	4	—
Total realized gain (loss) on investments
and capital gains distributions	350	—	1	(1)
Net unrealized appreciation (depreciation)
of investments	65	7	(13)	3
Net increase (decrease) in net assets resulting from
operations	390	6	(8)	2
Changes from principal transactions:
Total unit transactions	(208)	(9)	102	(1)
Increase (decrease) in net assets derived from
principal transactions	(208)	(9)	102	(1)
Total increase (decrease) in net assets	182	(3)	94	1
Net assets at December 31, 2016	$3,791	$72	$547	$12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2015	$442	$35	$231	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	5	(7)	—
Total realized gain (loss) on investments
and capital gains distributions	83	(2)	45	—
Net unrealized appreciation (depreciation)
of investments	(85)	(11)	(135)	(2)
Net increase (decrease) in net assets resulting from
operations	(6)	(8)	(97)	(2)
Changes from principal transactions:
Total unit transactions	(178)	126	696	11
Increase (decrease) in net assets derived from
principal transactions	(178)	126	696	11
Total increase (decrease) in net assets	(184)	118	599	9
Net assets at December 31, 2015	258	153	830	9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	10	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	(13)	(3)	(81)	(1)
Net unrealized appreciation (depreciation)
of investments	(15)	14	181	7
Net increase (decrease) in net assets resulting from
operations	(30)	21	95	7
Changes from principal transactions:
Total unit transactions	(38)	95	(208)	24
Increase (decrease) in net assets derived from
principal transactions	(38)	95	(208)	24
Total increase (decrease) in net assets	(68)	116	(113)	31
Net assets at December 31, 2016	$190	$269	$717	$40

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A
Net assets at January 1, 2015	$423	$27,172	$39,632	$1,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(277)	25	(7)
Total realized gain (loss) on investments
and capital gains distributions	41	1,355	5,500	263
Net unrealized appreciation (depreciation)
of investments	(72)	(57)	(7,990)	(166)
Net increase (decrease) in net assets resulting from
operations	(34)	1,021	(2,465)	90
Changes from principal transactions:
Total unit transactions	(84)	(2,060)	(3,845)	(200)
Increase (decrease) in net assets derived from
principal transactions	(84)	(2,060)	(3,845)	(200)
Total increase (decrease) in net assets	(118)	(1,039)	(6,310)	(110)
Net assets at December 31, 2015	305	26,133	33,322	1,225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(249)	(95)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(23)	3,465	3,369	(54)
Net unrealized appreciation (depreciation)
of investments	64	(2,957)	(360)	72
Net increase (decrease) in net assets resulting from
operations	40	259	2,914	12
Changes from principal transactions:
Total unit transactions	(27)	(2,876)	(3,033)	(756)
Increase (decrease) in net assets derived from
principal transactions	(27)	(2,876)	(3,033)	(756)
Total increase (decrease) in net assets	13	(2,617)	(119)	(744)
Net assets at December 31, 2016	$318	$23,516	$33,203	$481
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net assets at January 1, 2015	$3,775	$261	$27	$548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	4	1	5
Total realized gain (loss) on investments
and capital gains distributions	231	3	—	67
Net unrealized appreciation (depreciation)
of investments	(138)	(33)	(2)	(122)
Net increase (decrease) in net assets resulting from
operations	52	(26)	(1)	(50)
Changes from principal transactions:
Total unit transactions	(119)	12	—	37
Increase (decrease) in net assets derived from
principal transactions	(119)	12	—	37
Total increase (decrease) in net assets	(67)	(14)	(1)	(13)
Net assets at December 31, 2015	3,708	247	26	535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	4	—	3
Total realized gain (loss) on investments
and capital gains distributions	215	11	6	(60)
Net unrealized appreciation (depreciation)
of investments	(136)	23	(4)	157
Net increase (decrease) in net assets resulting from
operations	40	38	2	100
Changes from principal transactions:
Total unit transactions	(104)	8	(22)	(89)
Increase (decrease) in net assets derived from
principal transactions	(104)	8	(22)	(89)
Total increase (decrease) in net assets	(64)	46	(20)	11
Net assets at December 31, 2016	$3,644	$293	$6	$546

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net assets at January 1, 2015	$42,462	$74,812	$7,317	$64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(221)	304	47	—
Total realized gain (loss) on investments
and capital gains distributions	5,002	7,968	1,354	6
Net unrealized appreciation (depreciation)
of investments	(5,331)	(11,164)	(1,312)	(14)
Net increase (decrease) in net assets resulting from
operations	(550)	(2,892)	89	(8)
Changes from principal transactions:
Total unit transactions	(4,189)	(7,179)	(2,303)	62
Increase (decrease) in net assets derived from
principal transactions	(4,189)	(7,179)	(2,303)	62
Total increase (decrease) in net assets	(4,739)	(10,071)	(2,214)	54
Net assets at December 31, 2015	37,723	64,741	5,103	118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(121)	264	38	—
Total realized gain (loss) on investments
and capital gains distributions	5,475	3,961	497	4
Net unrealized appreciation (depreciation)
of investments	(2,994)	1,005	(190)	32
Net increase (decrease) in net assets resulting from
operations	2,360	5,230	345	36
Changes from principal transactions:
Total unit transactions	(2,533)	(2,023)	(1,089)	58
Increase (decrease) in net assets derived from
principal transactions	(2,533)	(2,023)	(1,089)	58
Total increase (decrease) in net assets	(173)	3,207	(744)	94
Net assets at December 31, 2016	$37,550	$67,948	$4,359	$212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4
Net assets at January 1, 2015	$29,023	$10,906	$2,170	$67,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	73	8	403
Total realized gain (loss) on investments
and capital gains distributions	(767)	1,466	381	6,103
Net unrealized appreciation (depreciation)
of investments	(19)	(2,319)	(331)	(4,824)
Net increase (decrease) in net assets resulting from
operations	(823)	(780)	58	1,682
Changes from principal transactions:
Total unit transactions	(3,864)	(728)	(854)	3,098
Increase (decrease) in net assets derived from
principal transactions	(3,864)	(728)	(854)	3,098
Total increase (decrease) in net assets	(4,687)	(1,508)	(796)	4,780
Net assets at December 31, 2015	24,336	9,398	1,374	72,172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	223	87	11	592
Total realized gain (loss) on investments
and capital gains distributions	(775)	842	68	5,052
Net unrealized appreciation (depreciation)
of investments	1,465	138	73	2,998
Net increase (decrease) in net assets resulting from
operations	913	1,067	152	8,642
Changes from principal transactions:
Total unit transactions	(861)	(859)	(44)	3,914
Increase (decrease) in net assets derived from
principal transactions	(861)	(859)	(44)	3,914
Total increase (decrease) in net assets	52	208	108	12,556
Net assets at December 31, 2016	$24,388	$9,606	$1,482	$84,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net assets at January 1, 2015	$2,154	$47,419	$697	$11,912

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	(259)	1	(56)
Total realized gain (loss) on investments
and capital gains distributions	152	2,894	91	2,275
Net unrealized appreciation (depreciation)
of investments	(289)	(7,281)	(133)	(2,958)
Net increase (decrease) in net assets resulting from
operations	(91)	(4,646)	(41)	(739)
Changes from principal transactions:
Total unit transactions	1,093	(8,855)	(105)	476
Increase (decrease) in net assets derived from
principal transactions	1,093	(8,855)	(105)	476
Total increase (decrease) in net assets	1,002	(13,501)	(146)	(263)
Net assets at December 31, 2015	3,156	33,918	551	11,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(175)	(1)	(74)
Total realized gain (loss) on investments
and capital gains distributions	156	61	31	(56)
Net unrealized appreciation (depreciation)
of investments	277	6,985	20	1,479
Net increase (decrease) in net assets resulting from
operations	503	6,871	50	1,349
Changes from principal transactions:
Total unit transactions	1,000	(2,360)	(95)	(1,739)
Increase (decrease) in net assets derived from
principal transactions	1,000	(2,360)	(95)	(1,739)
Total increase (decrease) in net assets	1,503	4,511	(45)	(390)
Net assets at December 31, 2016	$4,659	$38,429	$506	$11,259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2015	$13,092	$1,697	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(85)	16	2	99
Total realized gain (loss) on investments
and capital gains distributions	419	335	16	1,156
Net unrealized appreciation (depreciation)
of investments	(1,190)	(360)	(14)	(1,697)
Net increase (decrease) in net assets resulting from
operations	(856)	(9)	4	(442)
Changes from principal transactions:
Total unit transactions	2,322	(415)	167	12,939
Increase (decrease) in net assets derived from
principal transactions	2,322	(415)	167	12,939
Total increase (decrease) in net assets	1,466	(424)	171	12,497
Net assets at December 31, 2015	14,558	1,273	171	12,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	17	(5)	(134)
Total realized gain (loss) on investments
and capital gains distributions	227	109	4	(915)
Net unrealized appreciation (depreciation)
of investments	(1,665)	65	(54)	234
Net increase (decrease) in net assets resulting from
operations	(1,434)	191	(55)	(815)
Changes from principal transactions:
Total unit transactions	(2,105)	(101)	1,112	676
Increase (decrease) in net assets derived from
principal transactions	(2,105)	(101)	1,112	676
Total increase (decrease) in net assets	(3,539)	90	1,057	(139)
Net assets at December 31, 2016	$11,019	$1,363	$1,228	$12,358

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2015	$21	$16,783	$9,317	$53,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(56)	97	(502)
Total realized gain (loss) on investments
and capital gains distributions	6	2,301	73	453
Net unrealized appreciation (depreciation)
of investments	(11)	(3,348)	(247)	(1,649)
Net increase (decrease) in net assets resulting from
operations	(4)	(1,103)	(77)	(1,698)
Changes from principal transactions:
Total unit transactions	49	(2,975)	853	(2,627)
Increase (decrease) in net assets derived from
principal transactions	49	(2,975)	853	(2,627)
Total increase (decrease) in net assets	45	(4,078)	776	(4,325)
Net assets at December 31, 2015	66	12,705	10,093	49,166

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(87)	75	382
Total realized gain (loss) on investments
and capital gains distributions	4	123	55	1,505
Net unrealized appreciation (depreciation)
of investments	15	2,520	44	1,345
Net increase (decrease) in net assets resulting from
operations	19	2,556	174	3,232
Changes from principal transactions:
Total unit transactions	51	213	(134)	(2,642)
Increase (decrease) in net assets derived from
principal transactions	51	213	(134)	(2,642)
Total increase (decrease) in net assets	70	2,769	40	590
Net assets at December 31, 2016	$136	$15,474	$10,133	$49,756

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Net assets at January 1, 2015	$—	$775	$6,678	$100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	13	117	(1)
Total realized gain (loss) on investments
and capital gains distributions	(2)	30	990	25
Net unrealized appreciation (depreciation)
of investments	(11)	(74)	(991)	(24)
Net increase (decrease) in net assets resulting from
operations	(9)	(31)	116	—
Changes from principal transactions:
Total unit transactions	339	106	1,182	(53)
Increase (decrease) in net assets derived from
principal transactions	339	106	1,182	(53)
Total increase (decrease) in net assets	330	75	1,298	(53)
Net assets at December 31, 2015	330	850	7,976	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	14	163	—
Total realized gain (loss) on investments
and capital gains distributions	(3)	70	620	5
Net unrealized appreciation (depreciation)
of investments	(14)	(39)	(537)	—
Net increase (decrease) in net assets resulting from
operations	30	45	246	5
Changes from principal transactions:
Total unit transactions	2,506	(125)	851	(9)
Increase (decrease) in net assets derived from
principal transactions	2,506	(125)	851	(9)
Total increase (decrease) in net assets	2,536	(80)	1,097	(4)
Net assets at December 31, 2016	$2,866	$770	$9,073	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2015	$58	$10,416	$2	$288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(55)	—	1
Total realized gain (loss) on investments
and capital gains distributions	4	1,670	—	89
Net unrealized appreciation (depreciation)
of investments	(4)	(2,162)	—	(101)
Net increase (decrease) in net assets resulting from
operations	(1)	(547)	—	(11)
Changes from principal transactions:
Total unit transactions	(50)	(1,359)	—	29
Increase (decrease) in net assets derived from
principal transactions	(50)	(1,359)	—	29
Total increase (decrease) in net assets	(51)	(1,906)	—	18
Net assets at December 31, 2015	7	8,510	2	306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	(3)	141	—	(9)
Net unrealized appreciation (depreciation)
of investments	3	877	—	54
Net increase (decrease) in net assets resulting from
operations	—	1,013	—	43
Changes from principal transactions:
Total unit transactions	(6)	(821)	—	(51)
Increase (decrease) in net assets derived from
principal transactions	(6)	(821)	—	(51)
Total increase (decrease) in net assets	(6)	192	—	(8)
Net assets at December 31, 2016	$1	$8,702	$2	$298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2015	$—	$4,462	$—	$692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	122	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	(27)	86	50
Net unrealized appreciation (depreciation)
of investments	—	(196)	(68)	(125)
Net increase (decrease) in net assets resulting from
operations	—	(101)	18	(78)
Changes from principal transactions:
Total unit transactions	1	103	1,392	375
Increase (decrease) in net assets derived from
principal transactions	1	103	1,392	375
Total increase (decrease) in net assets	1	2	1,410	297
Net assets at December 31, 2015	1	4,464	1,410	989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	101	1	1
Total realized gain (loss) on investments
and capital gains distributions	—	(24)	1,277	(54)
Net unrealized appreciation (depreciation)
of investments	1	38	(1,452)	420
Net increase (decrease) in net assets resulting from
operations	1	115	(174)	367
Changes from principal transactions:
Total unit transactions	48	(369)	3,365	1,312
Increase (decrease) in net assets derived from
principal transactions	48	(369)	3,365	1,312
Total increase (decrease) in net assets	49	(254)	3,191	1,679
Net assets at December 31, 2016	$50	$4,210	$4,601	$2,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class
Net assets at January 1, 2015	$24	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	11
Total realized gain (loss) on investments
and capital gains distributions	1	—	—	84
Net unrealized appreciation (depreciation)
of investments	(2)	—	(7)	(188)
Net increase (decrease) in net assets resulting from
operations	(1)	—	(6)	(93)
Changes from principal transactions:
Total unit transactions	4	34	192	2,505
Increase (decrease) in net assets derived from
principal transactions	4	34	192	2,505
Total increase (decrease) in net assets	3	34	186	2,412
Net assets at December 31, 2015	27	34	186	2,412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	7	10	65
Total realized gain (loss) on investments
and capital gains distributions	(3)	3	1	240
Net unrealized appreciation (depreciation)
of investments	4	(15)	23	1,326
Net increase (decrease) in net assets resulting from
operations	1	(5)	34	1,631
Changes from principal transactions:
Total unit transactions	(13)	496	503	4,927
Increase (decrease) in net assets derived from
principal transactions	(13)	496	503	4,927
Total increase (decrease) in net assets	(12)	491	537	6,558
Net assets at December 31, 2016	$15	$525	$723	$8,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2015	$393	$302	$746	$93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	4	—
Total realized gain (loss) on investments
and capital gains distributions	20	16	91	6
Net unrealized appreciation (depreciation)
of investments	(70)	(36)	(95)	(8)
Net increase (decrease) in net assets resulting from
operations	(46)	(19)	—	(2)
Changes from principal transactions:
Total unit transactions	(16)	45	37	(3)
Increase (decrease) in net assets derived from
principal transactions	(16)	45	37	(3)
Total increase (decrease) in net assets	(62)	26	37	(5)
Net assets at December 31, 2015	331	328	783	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	7	1
Total realized gain (loss) on investments
and capital gains distributions	11	5	143	(16)
Net unrealized appreciation (depreciation)
of investments	12	36	(72)	19
Net increase (decrease) in net assets resulting from
operations	25	43	78	4
Changes from principal transactions:
Total unit transactions	(165)	(71)	(101)	(90)
Increase (decrease) in net assets derived from
principal transactions	(165)	(71)	(101)	(90)
Total increase (decrease) in net assets	(140)	(28)	(23)	(86)
Net assets at December 31, 2016	$191	$300	$760	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2015	$7,100	$295,528	$934	$301,864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	2,295	(7)	5,779
Total realized gain (loss) on investments
and capital gains distributions	446	2,644	59	19,882
Net unrealized appreciation (depreciation)
of investments	(580)	(9,915)	(40)	(39,164)
Net increase (decrease) in net assets resulting from
operations	(83)	(4,976)	12	(13,503)
Changes from principal transactions:
Total unit transactions	(744)	(8,643)	234	(34,475)
Increase (decrease) in net assets derived from
principal transactions	(744)	(8,643)	234	(34,475)
Total increase (decrease) in net assets	(827)	(13,619)	246	(47,978)
Net assets at December 31, 2015	6,273	281,909	1,180	253,886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	1,061	(8)	3,274
Total realized gain (loss) on investments
and capital gains distributions	223	(4,812)	67	6,669
Net unrealized appreciation (depreciation)
of investments	(250)	3,219	11	29,724
Net increase (decrease) in net assets resulting from
operations	(10)	(532)	70	39,667
Changes from principal transactions:
Total unit transactions	(1,125)	(13,194)	197	(24,551)
Increase (decrease) in net assets derived from
principal transactions	(1,125)	(13,194)	197	(24,551)
Total increase (decrease) in net assets	(1,135)	(13,726)	267	15,116
Net assets at December 31, 2016	$5,138	$268,183	$1,447	$269,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2015	$292,498	$12,151	$29,883	$1,379,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,084)	610	127	1,231
Total realized gain (loss) on investments
and capital gains distributions	24,951	(12)	(206)	149,895
Net unrealized appreciation (depreciation)
of investments	(5,243)	(1,118)	791	(151,601)
Net increase (decrease) in net assets resulting from
operations	17,624	(520)	712	(475)
Changes from principal transactions:
Total unit transactions	(22,700)	(1,190)	(330)	(149,550)
Increase (decrease) in net assets derived from
principal transactions	(22,700)	(1,190)	(330)	(149,550)
Total increase (decrease) in net assets	(5,076)	(1,710)	382	(150,025)
Net assets at December 31, 2015	287,422	10,441	30,265	1,229,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,477)	458	125	(1,510)
Total realized gain (loss) on investments
and capital gains distributions	43,742	(158)	1,403	94,692
Net unrealized appreciation (depreciation)
of investments	(42,225)	1,056	(3,270)	(13,762)
Net increase (decrease) in net assets resulting from
operations	(960)	1,356	(1,742)	79,420
Changes from principal transactions:
Total unit transactions	(24,306)	(504)	(2,774)	(111,544)
Increase (decrease) in net assets derived from
principal transactions	(24,306)	(504)	(2,774)	(111,544)
Total increase (decrease) in net assets	(25,266)	852	(4,516)	(32,124)
Net assets at December 31, 2016	$262,156	$11,293	$25,749	$1,197,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Net assets at January 1, 2015	$176,091	$29,464	$22,661	$2,593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,510	—	101	12
Total realized gain (loss) on investments
and capital gains distributions	5,449	7,244	1,669	263
Net unrealized appreciation (depreciation)
of investments	(6,756)	(5,517)	(1,966)	(366)
Net increase (decrease) in net assets resulting from
operations	203	1,727	(196)	(91)
Changes from principal transactions:
Total unit transactions	632	(31,188)	(1,089)	(873)
Increase (decrease) in net assets derived from
principal transactions	632	(31,188)	(1,089)	(873)
Total increase (decrease) in net assets	835	(29,461)	(1,285)	(964)
Net assets at December 31, 2015	176,926	3	21,376	1,629

Increase (decrease) in net assets
Operations:
Net investment income (loss)	658	—	64	19
Total realized gain (loss) on investments
and capital gains distributions	4,424	—	966	85
Net unrealized appreciation (depreciation)
of investments	13,898	1	(657)	88
Net increase (decrease) in net assets resulting from
operations	18,980	1	373	192
Changes from principal transactions:
Total unit transactions	3,341	4	(2,085)	(157)
Increase (decrease) in net assets derived from
principal transactions	3,341	4	(2,085)	(157)
Total increase (decrease) in net assets	22,321	5	(1,712)	35
Net assets at December 31, 2016	$199,247	$8	$19,664	$1,664
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2015	$97	$3	$306	$132,108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	(3)	(327)
Total realized gain (loss) on investments
and capital gains distributions	35	—	29	27,387
Net unrealized appreciation (depreciation)
of investments	(32)	(2)	(34)	(36,873)
Net increase (decrease) in net assets resulting from
operations	—	(2)	(8)	(9,813)
Changes from principal transactions:
Total unit transactions	207	4	(11)	(18,931)
Increase (decrease) in net assets derived from
principal transactions	207	4	(11)	(18,931)
Total increase (decrease) in net assets	207	2	(19)	(28,744)
Net assets at December 31, 2015	304	5	287	103,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(2)	(125)
Total realized gain (loss) on investments
and capital gains distributions	(28)	4	(4)	20,894
Net unrealized appreciation (depreciation)
of investments	(22)	5	17	8,132
Net increase (decrease) in net assets resulting from
operations	(49)	9	11	28,901
Changes from principal transactions:
Total unit transactions	(23)	21	(38)	(3,740)
Increase (decrease) in net assets derived from
principal transactions	(23)	21	(38)	(3,740)
Total increase (decrease) in net assets	(72)	30	(27)	25,161
Net assets at December 31, 2016	$232	$35	$260	$128,525

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net assets at January 1, 2015	$3	$16,720	$380,060	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(54)	(1,476)	—
Total realized gain (loss) on investments
and capital gains distributions	1	3,220	37,477	—
Net unrealized appreciation (depreciation)
of investments	(1)	(2,417)	(19,558)	—
Net increase (decrease) in net assets resulting from
operations	—	749	16,443	—
Changes from principal transactions:
Total unit transactions	6	(3,724)	(26,352)	—
Increase (decrease) in net assets derived from
principal transactions	6	(3,724)	(26,352)	—
Total increase (decrease) in net assets	6	(2,975)	(9,909)	—
Net assets at December 31, 2015	9	13,745	370,151	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(48)	(1,333)	—
Total realized gain (loss) on investments
and capital gains distributions	—	1,768	26,366	—
Net unrealized appreciation (depreciation)
of investments	—	(895)	563	—
Net increase (decrease) in net assets resulting from
operations	—	825	25,596	—
Changes from principal transactions:
Total unit transactions	5	(2,521)	(27,153)	—
Increase (decrease) in net assets derived from
principal transactions	5	(2,521)	(27,153)	—
Total increase (decrease) in net assets	5	(1,696)	(1,557)	—
Net assets at December 31, 2016	$14	$12,049	$368,594	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net assets at January 1, 2015	$5	$—	$2,622	$31

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	51	(9)
Total realized gain (loss) on investments
and capital gains distributions	—	—	271	14
Net unrealized appreciation (depreciation)
of investments	(1)	—	(371)	(160)
Net increase (decrease) in net assets resulting from
operations	(1)	—	(49)	(155)
Changes from principal transactions:
Total unit transactions	1	—	(539)	1,993
Increase (decrease) in net assets derived from
principal transactions	1	—	(539)	1,993
Total increase (decrease) in net assets	—	—	(588)	1,838
Net assets at December 31, 2015	5	—	2,034	1,869

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	32	(25)
Total realized gain (loss) on investments
and capital gains distributions	—	—	72	(210)
Net unrealized appreciation (depreciation)
of investments	1	—	16	342
Net increase (decrease) in net assets resulting from
operations	1	2	120	107
Changes from principal transactions:
Total unit transactions	—	155	(881)	1,070
Increase (decrease) in net assets derived from
principal transactions	—	155	(881)	1,070
Total increase (decrease) in net assets	1	157	(761)	1,177
Net assets at December 31, 2016	$6	$157	$1,273	$3,046

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares
Net assets at January 1, 2015	$147	$282	$40	$102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	1	—
Total realized gain (loss) on investments
and capital gains distributions	10	57	—	13
Net unrealized appreciation (depreciation)
of investments	(12)	(50)	(1)	(16)
Net increase (decrease) in net assets resulting from
operations	(1)	6	—	(3)
Changes from principal transactions:
Total unit transactions	(14)	(39)	(3)	(27)
Increase (decrease) in net assets derived from
principal transactions	(14)	(39)	(3)	(27)
Total increase (decrease) in net assets	(15)	(33)	(3)	(30)
Net assets at December 31, 2015	132	249	37	72

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	45	(1)	4
Net unrealized appreciation (depreciation)
of investments	—	(21)	2	(4)
Net increase (decrease) in net assets resulting from
operations	5	23	1	—
Changes from principal transactions:
Total unit transactions	(10)	(34)	(24)	(14)
Increase (decrease) in net assets derived from
principal transactions	(10)	(34)	(24)	(14)
Total increase (decrease) in net assets	(5)	(11)	(23)	(14)
Net assets at December 31, 2016	$127	$238	$14	$58

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares
Net assets at January 1, 2015	$82	$68	$426	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	8	—
Total realized gain (loss) on investments
and capital gains distributions	16	2	6	—
Net unrealized appreciation (depreciation)
of investments	(12)	(8)	(16)	—
Net increase (decrease) in net assets resulting from
operations	4	(5)	(2)	—
Changes from principal transactions:
Total unit transactions	(2)	184	538	—
Increase (decrease) in net assets derived from
principal transactions	(2)	184	538	—
Total increase (decrease) in net assets	2	179	536	—
Net assets at December 31, 2015	84	247	962	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	5	17	—
Total realized gain (loss) on investments
and capital gains distributions	12	4	(8)	—
Net unrealized appreciation (depreciation)
of investments	(13)	63	(5)	—
Net increase (decrease) in net assets resulting from
operations	(2)	72	4	—
Changes from principal transactions:
Total unit transactions	(30)	405	(24)	—
Increase (decrease) in net assets derived from
principal transactions	(30)	405	(24)	—
Total increase (decrease) in net assets	(32)	477	(20)	—
Net assets at December 31, 2016	$52	$724	$942	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Lazard International Equity Portfolio - Open Shares	Lazard US Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund
Net assets at January 1, 2015	$—	$4,184	$96	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(43)	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	—	411	14	—
Net unrealized appreciation (depreciation)
of investments	—	(661)	(27)	—
Net increase (decrease) in net assets resulting from
operations	—	(293)	(16)	—
Changes from principal transactions:
Total unit transactions	—	1,305	276	—
Increase (decrease) in net assets derived from
principal transactions	—	1,305	276	—
Total increase (decrease) in net assets	—	1,012	260	—
Net assets at December 31, 2015	—	5,196	356	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(25)	(2)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	243	15	31
Net unrealized appreciation (depreciation)
of investments	(8)	(378)	8	(17)
Net increase (decrease) in net assets resulting from
operations	(8)	(160)	21	13
Changes from principal transactions:
Total unit transactions	286	(5,036)	63	420
Increase (decrease) in net assets derived from
principal transactions	286	(5,036)	63	420
Total increase (decrease) in net assets	278	(5,196)	84	433
Net assets at December 31, 2016	$278	$—	$440	$433

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y
Net assets at January 1, 2015	$348	$14,315	$373	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(88)	5	—
Total realized gain (loss) on investments
and capital gains distributions	32	1,637	(4)	2
Net unrealized appreciation (depreciation)
of investments	(25)	(2,189)	(9)	(2)
Net increase (decrease) in net assets resulting from
operations	4	(640)	(8)	—
Changes from principal transactions:
Total unit transactions	23	(1,209)	844	10
Increase (decrease) in net assets derived from
principal transactions	23	(1,209)	844	10
Total increase (decrease) in net assets	27	(1,849)	836	10
Net assets at December 31, 2015	375	12,466	1,209	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(102)	10	—
Total realized gain (loss) on investments
and capital gains distributions	12	1,381	(7)	—
Net unrealized appreciation (depreciation)
of investments	7	1,749	(5)	2
Net increase (decrease) in net assets resulting from
operations	17	3,028	(2)	2
Changes from principal transactions:
Total unit transactions	(392)	(216)	(37)	13
Increase (decrease) in net assets derived from
principal transactions	(392)	(216)	(37)	13
Total increase (decrease) in net assets	(375)	2,812	(39)	15
Net assets at December 31, 2016	$—	$15,278	$1,170	$25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Net assets at January 1, 2015	$274	$1,258	$—	$1,155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	25	11	—	145
Net unrealized appreciation (depreciation)
of investments	(55)	(3)	—	(204)
Net increase (decrease) in net assets resulting from
operations	(32)	9	—	(59)
Changes from principal transactions:
Total unit transactions	35	(1,224)	—	(230)
Increase (decrease) in net assets derived from
principal transactions	35	(1,224)	—	(230)
Total increase (decrease) in net assets	3	(1,215)	—	(289)
Net assets at December 31, 2015	277	43	—	866

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	24	(2)
Total realized gain (loss) on investments
and capital gains distributions	(35)	—	(1)	66
Net unrealized appreciation (depreciation)
of investments	21	1	(21)	68
Net increase (decrease) in net assets resulting from
operations	(16)	2	2	132
Changes from principal transactions:
Total unit transactions	(66)	(21)	2,584	(100)
Increase (decrease) in net assets derived from
principal transactions	(66)	(21)	2,584	(100)
Total increase (decrease) in net assets	(82)	(19)	2,586	32
Net assets at December 31, 2016	$195	$24	$2,586	$898

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Net assets at January 1, 2015	$1,254	$265	$104,586	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	2	(384)	—
Total realized gain (loss) on investments
and capital gains distributions	248	26	7,124	—
Net unrealized appreciation (depreciation)
of investments	(263)	(40)	(11,274)	—
Net increase (decrease) in net assets resulting from
operations	(25)	(12)	(4,534)	—
Changes from principal transactions:
Total unit transactions	(51)	41	(8,477)	—
Increase (decrease) in net assets derived from
principal transactions	(51)	41	(8,477)	—
Total increase (decrease) in net assets	(76)	29	(13,011)	—
Net assets at December 31, 2015	1,178	294	91,575	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	1	(395)	—
Total realized gain (loss) on investments
and capital gains distributions	74	(38)	7,274	—
Net unrealized appreciation (depreciation)
of investments	141	60	6,246	—
Net increase (decrease) in net assets resulting from
operations	206	23	13,125	—
Changes from principal transactions:
Total unit transactions	(142)	(104)	(8,331)	—
Increase (decrease) in net assets derived from
principal transactions	(142)	(104)	(8,331)	—
Total increase (decrease) in net assets	64	(81)	4,794	—
Net assets at December 31, 2016	$1,242	$213	$96,369	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3
Net assets at January 1, 2015	$722	$—	$10,611	$1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	99	—
Total realized gain (loss) on investments
and capital gains distributions	143	34	229	—
Net unrealized appreciation (depreciation)
of investments	(155)	(54)	(496)	(2)
Net increase (decrease) in net assets resulting from
operations	(11)	(5)	(168)	(2)
Changes from principal transactions:
Total unit transactions	(592)	3,641	5,299	39
Increase (decrease) in net assets derived from
principal transactions	(592)	3,641	5,299	39
Total increase (decrease) in net assets	(603)	3,636	5,131	37
Net assets at December 31, 2015	119	3,636	15,742	38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	135	122	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	144	296	1
Net unrealized appreciation (depreciation)
of investments	3	(233)	(253)	3
Net increase (decrease) in net assets resulting from
operations	6	46	165	3
Changes from principal transactions:
Total unit transactions	(28)	6,864	1,900	9
Increase (decrease) in net assets derived from
principal transactions	(28)	6,864	1,900	9
Total increase (decrease) in net assets	(22)	6,910	2,065	12
Net assets at December 31, 2016	$97	$10,546	$17,807	$50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class
Net assets at January 1, 2015	$13	$473	$—	$13,345

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	3	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	50	18	1,329
Net unrealized appreciation (depreciation)
of investments	(2)	(50)	(22)	(1,510)
Net increase (decrease) in net assets resulting from
operations	(1)	(5)	(1)	(183)
Changes from principal transactions:
Total unit transactions	78	41	386	(1,353)
Increase (decrease) in net assets derived from
principal transactions	78	41	386	(1,353)
Total increase (decrease) in net assets	77	36	385	(1,536)
Net assets at December 31, 2015	90	509	385	11,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(5)	11	20
Total realized gain (loss) on investments
and capital gains distributions	—	29	40	970
Net unrealized appreciation (depreciation)
of investments	1	69	49	18
Net increase (decrease) in net assets resulting from
operations	3	93	100	1,008
Changes from principal transactions:
Total unit transactions	201	38	870	(511)
Increase (decrease) in net assets derived from
principal transactions	201	38	870	(511)
Total increase (decrease) in net assets	204	131	970	497
Net assets at December 31, 2016	$294	$640	$1,355	$12,306

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I
Net assets at January 1, 2015	$2,112	$121,851	$27	$1,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(207)	1	8
Total realized gain (loss) on investments
and capital gains distributions	251	8,095	(1)	(61)
Net unrealized appreciation (depreciation)
of investments	(155)	(2,512)	(9)	(36)
Net increase (decrease) in net assets resulting from
operations	94	5,376	(9)	(89)
Changes from principal transactions:
Total unit transactions	(135)	3,410	165	(79)
Increase (decrease) in net assets derived from
principal transactions	(135)	3,410	165	(79)
Total increase (decrease) in net assets	(41)	8,786	156	(168)
Net assets at December 31, 2015	2,071	130,637	183	1,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	2	45
Total realized gain (loss) on investments
and capital gains distributions	176	6,812	(3)	54
Net unrealized appreciation (depreciation)
of investments	(197)	(5,378)	8	(70)
Net increase (decrease) in net assets resulting from
operations	(21)	1,431	7	29
Changes from principal transactions:
Total unit transactions	(332)	3,416	134	783
Increase (decrease) in net assets derived from
principal transactions	(332)	3,416	134	783
Total increase (decrease) in net assets	(353)	4,847	141	812
Net assets at December 31, 2016	$1,718	$135,484	$324	$1,841

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Nuveen U.S. Infrastructure Bond Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Net assets at January 1, 2015	$204	$104	$249,694	$38,711

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(1)	(1,510)	85
Total realized gain (loss) on investments
and capital gains distributions	(18)	16	14,284	107
Net unrealized appreciation (depreciation)
of investments	(48)	(12)	(48,643)	(5,820)
Net increase (decrease) in net assets resulting from
operations	(36)	3	(35,869)	(5,628)
Changes from principal transactions:
Total unit transactions	667	(22)	(16,411)	831
Increase (decrease) in net assets derived from
principal transactions	667	(22)	(16,411)	831
Total increase (decrease) in net assets	631	(19)	(52,280)	(4,797)
Net assets at December 31, 2015	835	85	197,414	33,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	(1)	(1,594)	30
Total realized gain (loss) on investments
and capital gains distributions	11	4	9,950	(137)
Net unrealized appreciation (depreciation)
of investments	47	(6)	2,665	2,331
Net increase (decrease) in net assets resulting from
operations	76	(3)	11,021	2,224
Changes from principal transactions:
Total unit transactions	(911)	(18)	(11,239)	(644)
Increase (decrease) in net assets derived from
principal transactions	(911)	(18)	(11,239)	(644)
Total increase (decrease) in net assets	(835)	(21)	(218)	1,580
Net assets at December 31, 2016	$—	$64	$197,196	$35,494

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y
Net assets at January 1, 2015	$21	$57	$10	$12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	(5)	(1)	—	—
Net unrealized appreciation (depreciation)
of investments	(2)	(3)	(3)	15
Net increase (decrease) in net assets resulting from
operations	(7)	(3)	(3)	14
Changes from principal transactions:
Total unit transactions	10	—	107	137
Increase (decrease) in net assets derived from
principal transactions	10	—	107	137
Total increase (decrease) in net assets	3	(3)	104	151
Net assets at December 31, 2015	24	54	114	163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	3	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	(5)	—	—	4
Net unrealized appreciation (depreciation)
of investments	11	(5)	(6)	(2)
Net increase (decrease) in net assets resulting from
operations	9	(2)	(5)	1
Changes from principal transactions:
Total unit transactions	5	111	146	201
Increase (decrease) in net assets derived from
principal transactions	5	111	146	201
Total increase (decrease) in net assets	14	109	141	202
Net assets at December 31, 2016	$38	$163	$255	$365
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Main Street Fund® - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Net assets at January 1, 2015	$—	$15	$222	$98

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	5
Total realized gain (loss) on investments
and capital gains distributions	—	1	17	—
Net unrealized appreciation (depreciation)
of investments	—	—	(11)	(8)
Net increase (decrease) in net assets resulting from
operations	—	1	7	(3)
Changes from principal transactions:
Total unit transactions	—	(1)	(4)	1
Increase (decrease) in net assets derived from
principal transactions	—	(1)	(4)	1
Total increase (decrease) in net assets	—	—	3	(2)
Net assets at December 31, 2015	—	15	225	96

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	3	1	16	(1)
Net unrealized appreciation (depreciation)
of investments	3	(1)	(18)	2
Net increase (decrease) in net assets resulting from
operations	6	—	(2)	4
Changes from principal transactions:
Total unit transactions	176	(1)	(12)	(10)
Increase (decrease) in net assets derived from
principal transactions	176	(1)	(12)	(10)
Total increase (decrease) in net assets	182	(1)	(14)	(6)
Net assets at December 31, 2016	$182	$14	$211	$90

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Individual Investor Class
Net assets at January 1, 2015	$74	$28,354	$17,371	$44,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9	270	(79)
Total realized gain (loss) on investments
and capital gains distributions	14	6,110	1,936	2,675
Net unrealized appreciation (depreciation)
of investments	(12)	(7,906)	(2,502)	(3,229)
Net increase (decrease) in net assets resulting from
operations	2	(1,787)	(296)	(633)
Changes from principal transactions:
Total unit transactions	(10)	(1,217)	4,319	(3,897)
Increase (decrease) in net assets derived from
principal transactions	(10)	(1,217)	4,319	(3,897)
Total increase (decrease) in net assets	(8)	(3,004)	4,023	(4,530)
Net assets at December 31, 2015	66	25,350	21,394	40,388

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(88)	54	92
Total realized gain (loss) on investments
and capital gains distributions	10	1,304	769	1,410
Net unrealized appreciation (depreciation)
of investments	(3)	2,862	1,289	288
Net increase (decrease) in net assets resulting from
operations	7	4,078	2,112	1,790
Changes from principal transactions:
Total unit transactions	(9)	(1,807)	1,866	(4,050)
Increase (decrease) in net assets derived from
principal transactions	(9)	(1,807)	1,866	(4,050)
Total increase (decrease) in net assets	(2)	2,271	3,978	(2,260)
Net assets at December 31, 2016	$64	$27,621	$25,372	$38,128

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Net assets at January 1, 2015	$14	$127,404	$8,438	$2,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	3,483	112	79
Total realized gain (loss) on investments
and capital gains distributions	(10)	(2,671)	896	22
Net unrealized appreciation (depreciation)
of investments	(93)	(4,757)	(1,041)	(197)
Net increase (decrease) in net assets resulting from
operations	(88)	(3,945)	(33)	(96)
Changes from principal transactions:
Total unit transactions	606	(22,159)	1,901	(200)
Increase (decrease) in net assets derived from
principal transactions	606	(22,159)	1,901	(200)
Total increase (decrease) in net assets	518	(26,104)	1,868	(296)
Net assets at December 31, 2015	532	101,300	10,306	1,727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1,452	156	60
Total realized gain (loss) on investments
and capital gains distributions	(25)	(2,002)	1,466	(136)
Net unrealized appreciation (depreciation)
of investments	129	4,863	499	252
Net increase (decrease) in net assets resulting from
operations	102	4,313	2,121	176
Changes from principal transactions:
Total unit transactions	936	(7,508)	1,841	(728)
Increase (decrease) in net assets derived from
principal transactions	936	(7,508)	1,841	(728)
Total increase (decrease) in net assets	1,038	(3,195)	3,962	(552)
Net assets at December 31, 2016	$1,570	$98,105	$14,268	$1,175

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net assets at January 1, 2015	$1,354	$10,371	$9	$23,270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	313	1	831
Total realized gain (loss) on investments
and capital gains distributions	(28)	268	1	70
Net unrealized appreciation (depreciation)
of investments	(36)	(2,162)	(2)	(1,853)
Net increase (decrease) in net assets resulting from
operations	(24)	(1,581)	—	(952)
Changes from principal transactions:
Total unit transactions	(141)	(1,191)	47	(3,483)
Increase (decrease) in net assets derived from
principal transactions	(141)	(1,191)	47	(3,483)
Total increase (decrease) in net assets	(165)	(2,772)	47	(4,435)
Net assets at December 31, 2015	1,189	7,599	56	18,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(28)	1	746
Total realized gain (loss) on investments
and capital gains distributions	(37)	(2,139)	10	(562)
Net unrealized appreciation (depreciation)
of investments	76	2,546	2	2,101
Net increase (decrease) in net assets resulting from
operations	67	379	13	2,285
Changes from principal transactions:
Total unit transactions	(264)	(698)	(69)	(1,514)
Increase (decrease) in net assets derived from
principal transactions	(264)	(698)	(69)	(1,514)
Total increase (decrease) in net assets	(197)	(319)	(56)	771
Net assets at December 31, 2016	$992	$7,280	$—	$19,606

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Pioneer Mid Cap Value VCT Portfolio - Class I	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4
Net assets at January 1, 2015	$—	$23	$10,975	$114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	114	2
Total realized gain (loss) on investments
and capital gains distributions	—	—	1,582	20
Net unrealized appreciation (depreciation)
of investments	—	(7)	(2,004)	(24)
Net increase (decrease) in net assets resulting from
operations	—	(6)	(308)	(2)
Changes from principal transactions:
Total unit transactions	—	25	(692)	(11)
Increase (decrease) in net assets derived from
principal transactions	—	25	(692)	(11)
Total increase (decrease) in net assets	—	19	(1,000)	(13)
Net assets at December 31, 2015	—	42	9,975	101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	64	2
Total realized gain (loss) on investments
and capital gains distributions	—	3	494	5
Net unrealized appreciation (depreciation)
of investments	—	3	686	8
Net increase (decrease) in net assets resulting from
operations	—	6	1,244	15
Changes from principal transactions:
Total unit transactions	—	31	(1,218)	(4)
Increase (decrease) in net assets derived from
principal transactions	—	31	(1,218)	(4)
Total increase (decrease) in net assets	—	37	26	11
Net assets at December 31, 2016	$—	$79	$10,001	$112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund
Net assets at January 1, 2015	$2	$—	$11,841	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(137)	1
Total realized gain (loss) on investments
and capital gains distributions	—	18	1,259	150
Net unrealized appreciation (depreciation)
of investments	—	(29)	(1,146)	(120)
Net increase (decrease) in net assets resulting from
operations	—	(10)	(24)	31
Changes from principal transactions:
Total unit transactions	—	447	2,886	3,953
Increase (decrease) in net assets derived from
principal transactions	—	447	2,886	3,953
Total increase (decrease) in net assets	—	437	2,862	3,984
Net assets at December 31, 2015	2	437	14,703	3,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	23	(87)	30
Total realized gain (loss) on investments
and capital gains distributions	—	212	321	95
Net unrealized appreciation (depreciation)
of investments	—	(30)	413	551
Net increase (decrease) in net assets resulting from
operations	—	205	647	676
Changes from principal transactions:
Total unit transactions	—	3,424	(196)	8,275
Increase (decrease) in net assets derived from
principal transactions	—	3,424	(196)	8,275
Total increase (decrease) in net assets	—	3,629	451	8,951
Net assets at December 31, 2016	$2	$4,066	$15,154	$12,935

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A
Net assets at January 1, 2015	$1,035	$330	$—	$1,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	9	—
Total realized gain (loss) on investments
and capital gains distributions	156	56	15	14
Net unrealized appreciation (depreciation)
of investments	(198)	(70)	(37)	(27)
Net increase (decrease) in net assets resulting from
operations	(41)	(13)	(13)	(13)
Changes from principal transactions:
Total unit transactions	(84)	(63)	2,484	(1,090)
Increase (decrease) in net assets derived from
principal transactions	(84)	(63)	2,484	(1,090)
Total increase (decrease) in net assets	(125)	(76)	2,471	(1,103)
Net assets at December 31, 2015	910	254	2,471	499

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	65	6
Total realized gain (loss) on investments
and capital gains distributions	81	5	82	(25)
Net unrealized appreciation (depreciation)
of investments	140	19	(204)	68
Net increase (decrease) in net assets resulting from
operations	221	25	(57)	49
Changes from principal transactions:
Total unit transactions	97	22	3,515	(38)
Increase (decrease) in net assets derived from
principal transactions	97	22	3,515	(38)
Total increase (decrease) in net assets	318	47	3,458	11
Net assets at December 31, 2016	$1,228	$301	$5,929	$510

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net assets at January 1, 2015	$38,088	$180,054	$4	$45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,006	3,373	—	—
Total realized gain (loss) on investments
and capital gains distributions	(736)	(617)	1	8
Net unrealized appreciation (depreciation)
of investments	(1,886)	(11,410)	(2)	(5)
Net increase (decrease) in net assets resulting from
operations	(1,616)	(8,654)	(1)	3
Changes from principal transactions:
Total unit transactions	(4,465)	(27,361)	16	3
Increase (decrease) in net assets derived from
principal transactions	(4,465)	(27,361)	16	3
Total increase (decrease) in net assets	(6,081)	(36,015)	15	6
Net assets at December 31, 2015	32,007	144,039	19	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	651	2,033	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1,270)	(4,026)	—	(10)
Net unrealized appreciation (depreciation)
of investments	2,131	8,137	1	6
Net increase (decrease) in net assets resulting from
operations	1,512	6,144	1	(4)
Changes from principal transactions:
Total unit transactions	(6,275)	(20,830)	12	(44)
Increase (decrease) in net assets derived from
principal transactions	(6,275)	(20,830)	12	(44)
Total increase (decrease) in net assets	(4,763)	(14,686)	13	(48)
Net assets at December 31, 2016	$27,244	$129,353	$32	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Net assets at January 1, 2015	$—	$9,095	$116	$249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(81)	2	4
Total realized gain (loss) on investments
and capital gains distributions	91	(1,122)	7	32
Net unrealized appreciation (depreciation)
of investments	(130)	(1,097)	(13)	(36)
Net increase (decrease) in net assets resulting from
operations	(23)	(2,300)	(4)	—
Changes from principal transactions:
Total unit transactions	1,609	419	4	(12)
Increase (decrease) in net assets derived from
principal transactions	1,609	419	4	(12)
Total increase (decrease) in net assets	1,586	(1,881)	—	(12)
Net assets at December 31, 2015	1,586	7,214	116	237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	118	429	2	4
Total realized gain (loss) on investments
and capital gains distributions	(4)	(420)	10	31
Net unrealized appreciation (depreciation)
of investments	513	1,805	1	(10)
Net increase (decrease) in net assets resulting from
operations	627	1,814	13	25
Changes from principal transactions:
Total unit transactions	4,044	5,011	(26)	(63)
Increase (decrease) in net assets derived from
principal transactions	4,044	5,011	(26)	(63)
Total increase (decrease) in net assets	4,671	6,825	(13)	(38)
Net assets at December 31, 2016	$6,257	$14,039	$103	$199

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net assets at January 1, 2015	$24	$6	$—	$25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	1	—	4
Net unrealized appreciation (depreciation)
of investments	(4)	(3)	—	(3)
Net increase (decrease) in net assets resulting from
operations	(1)	(2)	—	1
Changes from principal transactions:
Total unit transactions	3	41	—	2
Increase (decrease) in net assets derived from
principal transactions	3	41	—	2
Total increase (decrease) in net assets	2	39	—	3
Net assets at December 31, 2015	26	45	—	28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	2	(2)	24	3
Net unrealized appreciation (depreciation)
of investments	2	16	68	6
Net increase (decrease) in net assets resulting from
operations	4	13	90	9
Changes from principal transactions:
Total unit transactions	3	57	1,584	1
Increase (decrease) in net assets derived from
principal transactions	3	57	1,584	1
Total increase (decrease) in net assets	7	70	1,674	10
Net assets at December 31, 2016	$33	$115	$1,674	$38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Large-Cap Growth Fund - Class A
Net assets at January 1, 2015	$299,629	$7	$2,025	$100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,547	1	35	(1)
Total realized gain (loss) on investments
and capital gains distributions	2,985	(8)	334	8
Net unrealized appreciation (depreciation)
of investments	(13,339)	(7)	(342)	(2)
Net increase (decrease) in net assets resulting from
operations	(7,807)	(14)	27	5
Changes from principal transactions:
Total unit transactions	(32,675)	95	(646)	19
Increase (decrease) in net assets derived from
principal transactions	(32,675)	95	(646)	19
Total increase (decrease) in net assets	(40,482)	81	(619)	24
Net assets at December 31, 2015	259,147	88	1,406	124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,843	1	26	(1)
Total realized gain (loss) on investments
and capital gains distributions	886	(2)	158	8
Net unrealized appreciation (depreciation)
of investments	13,463	10	(163)	(3)
Net increase (decrease) in net assets resulting from
operations	16,192	9	21	4
Changes from principal transactions:
Total unit transactions	(24,382)	(37)	(586)	30
Increase (decrease) in net assets derived from
principal transactions	(24,382)	(37)	(586)	30
Total increase (decrease) in net assets	(8,190)	(28)	(565)	34
Net assets at December 31, 2016	$250,957	$60	$841	$158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2015	$—	$3,484	$1,774	$351,128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	77	27	13,099
Total realized gain (loss) on investments
and capital gains distributions	—	(32)	(6)	(858)
Net unrealized appreciation (depreciation)
of investments	—	(16)	(23)	(13,900)
Net increase (decrease) in net assets resulting from
operations	—	29	(2)	(1,659)
Changes from principal transactions:
Total unit transactions	—	(261)	(377)	128,339
Increase (decrease) in net assets derived from
principal transactions	—	(261)	(377)	128,339
Total increase (decrease) in net assets	—	(232)	(379)	126,680
Net assets at December 31, 2015	—	3,252	1,395	477,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	67	23	6,743
Total realized gain (loss) on investments
and capital gains distributions	—	(57)	4	5,521
Net unrealized appreciation (depreciation)
of investments	—	19	12	4,001
Net increase (decrease) in net assets resulting from
operations	1	29	39	16,265
Changes from principal transactions:
Total unit transactions	148	(103)	(691)	(30,619)
Increase (decrease) in net assets derived from
principal transactions	148	(103)	(691)	(30,619)
Total increase (decrease) in net assets	149	(74)	(652)	(14,354)
Net assets at December 31, 2016	$149	$3,178	$743	$463,454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2015	$981	$922	$44	$31,277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	79	30	2	1,645
Total realized gain (loss) on investments
and capital gains distributions	7	36	—	(332)
Net unrealized appreciation (depreciation)
of investments	(93)	(169)	(3)	(1,979)
Net increase (decrease) in net assets resulting from
operations	(7)	(103)	(1)	(666)
Changes from principal transactions:
Total unit transactions	1,694	1,476	(9)	(3,047)
Increase (decrease) in net assets derived from
principal transactions	1,694	1,476	(9)	(3,047)
Total increase (decrease) in net assets	1,687	1,373	(10)	(3,713)
Net assets at December 31, 2015	2,668	2,295	34	27,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	98	3	1,821
Total realized gain (loss) on investments
and capital gains distributions	27	(105)	—	(451)
Net unrealized appreciation (depreciation)
of investments	27	210	4	2,427
Net increase (decrease) in net assets resulting from
operations	102	203	7	3,797
Changes from principal transactions:
Total unit transactions	(139)	2,776	(2)	(197)
Increase (decrease) in net assets derived from
principal transactions	(139)	2,776	(2)	(197)
Total increase (decrease) in net assets	(37)	2,979	5	3,600
Net assets at December 31, 2016	$2,631	$5,274	$39	$31,164

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2015	$24,624	$210	$434,528	$5,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,147	(1)	(1,585)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(321)	43	54,917	620
Net unrealized appreciation (depreciation)
of investments	(1,454)	(35)	(30,020)	(304)
Net increase (decrease) in net assets resulting from
operations	(628)	7	23,312	313
Changes from principal transactions:
Total unit transactions	(4,392)	(54)	(14,309)	201
Increase (decrease) in net assets derived from
principal transactions	(4,392)	(54)	(14,309)	201
Total increase (decrease) in net assets	(5,020)	(47)	9,003	514
Net assets at December 31, 2015	19,604	163	443,531	5,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,152	—	(1,470)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(333)	28	66,105	740
Net unrealized appreciation (depreciation)
of investments	1,724	(27)	(52,031)	(545)
Net increase (decrease) in net assets resulting from
operations	2,543	1	12,604	187
Changes from principal transactions:
Total unit transactions	(637)	(43)	(25,863)	778
Increase (decrease) in net assets derived from
principal transactions	(637)	(43)	(25,863)	778
Total increase (decrease) in net assets	1,906	(42)	(13,259)	965
Net assets at December 31, 2016	$21,510	$121	$430,272	$6,892
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net assets at January 1, 2015	$24	$384,229	$1,681	$19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,097	20	—
Total realized gain (loss) on investments
and capital gains distributions	1	40,389	76	—
Net unrealized appreciation (depreciation)
of investments	(3)	(62,632)	(200)	—
Net increase (decrease) in net assets resulting from
operations	(2)	(19,146)	(104)	—
Changes from principal transactions:
Total unit transactions	(1)	(39,626)	81	18
Increase (decrease) in net assets derived from
principal transactions	(1)	(39,626)	81	18
Total increase (decrease) in net assets	(3)	(58,772)	(23)	18
Net assets at December 31, 2015	21	325,457	1,658	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,660	26	—
Total realized gain (loss) on investments
and capital gains distributions	1	20,397	14	—
Net unrealized appreciation (depreciation)
of investments	1	12,898	172	—
Net increase (decrease) in net assets resulting from
operations	2	37,955	212	—
Changes from principal transactions:
Total unit transactions	(2)	(34,952)	(202)	(27)
Increase (decrease) in net assets derived from
principal transactions	(2)	(34,952)	(202)	(27)
Total increase (decrease) in net assets	—	3,003	10	(27)
Net assets at December 31, 2016	$21	$328,460	$1,668	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2015	$17,240	$382	$19,708	$43

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(1)	233	—
Total realized gain (loss) on investments
and capital gains distributions	2,639	32	3,827	(1)
Net unrealized appreciation (depreciation)
of investments	(2,856)	(37)	(3,944)	(1)
Net increase (decrease) in net assets resulting from
operations	(197)	(6)	116	(2)
Changes from principal transactions:
Total unit transactions	(2,855)	15	(4,646)	(3)
Increase (decrease) in net assets derived from
principal transactions	(2,855)	15	(4,646)	(3)
Total increase (decrease) in net assets	(3,052)	9	(4,530)	(5)
Net assets at December 31, 2015	14,188	391	15,178	38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	172	3	296	—
Total realized gain (loss) on investments
and capital gains distributions	1,187	27	920	(2)
Net unrealized appreciation (depreciation)
of investments	(357)	(4)	746	3
Net increase (decrease) in net assets resulting from
operations	1,002	26	1,962	1
Changes from principal transactions:
Total unit transactions	(2,095)	(30)	3,037	9
Increase (decrease) in net assets derived from
principal transactions	(2,095)	(30)	3,037	9
Total increase (decrease) in net assets	(1,093)	(4)	4,999	10
Net assets at December 31, 2016	$13,095	$387	$20,177	$48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class
Net assets at January 1, 2015	$7	$92,705	$53	$2,409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,208	1	13
Total realized gain (loss) on investments
and capital gains distributions	(1)	4,591	6	150
Net unrealized appreciation (depreciation)
of investments	(1)	(9,097)	(5)	(109)
Net increase (decrease) in net assets resulting from
operations	(2)	(2,298)	2	54
Changes from principal transactions:
Total unit transactions	2	(2,045)	(16)	(201)
Increase (decrease) in net assets derived from
principal transactions	2	(2,045)	(16)	(201)
Total increase (decrease) in net assets	—	(4,343)	(14)	(147)
Net assets at December 31, 2015	7	88,362	39	2,262

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	479	1	19
Total realized gain (loss) on investments
and capital gains distributions	—	2,972	—	119
Net unrealized appreciation (depreciation)
of investments	(3)	(3,438)	(1)	(60)
Net increase (decrease) in net assets resulting from
operations	(3)	13	—	78
Changes from principal transactions:
Total unit transactions	34	(3,762)	51	(220)
Increase (decrease) in net assets derived from
principal transactions	34	(3,762)	51	(220)
Total increase (decrease) in net assets	31	(3,749)	51	(142)
Net assets at December 31, 2016	$38	$84,613	$90	$2,120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
Net assets at January 1, 2015	$65,786	$37,011	$54,794	$40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	274	(21)	(405)	—
Total realized gain (loss) on investments
and capital gains distributions	4,820	7,289	11,001	8
Net unrealized appreciation (depreciation)
of investments	(4,118)	(7,770)	(11,836)	(8)
Net increase (decrease) in net assets resulting from
operations	976	(502)	(1,240)	—
Changes from principal transactions:
Total unit transactions	(4,309)	(4,993)	(3,285)	(11)
Increase (decrease) in net assets derived from
principal transactions	(4,309)	(4,993)	(3,285)	(11)
Total increase (decrease) in net assets	(3,333)	(5,495)	(4,525)	(11)
Net assets at December 31, 2015	62,453	31,516	50,269	29

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419	101	(166)	—
Total realized gain (loss) on investments
and capital gains distributions	3,447	2,625	4,613	(2)
Net unrealized appreciation (depreciation)
of investments	(2,083)	656	521	4
Net increase (decrease) in net assets resulting from
operations	1,783	3,382	4,968	2
Changes from principal transactions:
Total unit transactions	(2,928)	(4,684)	(4,690)	(31)
Increase (decrease) in net assets derived from
principal transactions	(2,928)	(4,684)	(4,690)	(31)
Total increase (decrease) in net assets	(1,145)	(1,302)	278	(29)
Net assets at December 31, 2016	$61,308	$30,214	$50,547	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2015	$22,583	$27,024	$321	$22,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	683	616	1	94
Total realized gain (loss) on investments
and capital gains distributions	3,793	4,976	—	351
Net unrealized appreciation (depreciation)
of investments	(5,190)	(6,614)	(52)	(3,910)
Net increase (decrease) in net assets resulting from
operations	(714)	(1,022)	(51)	(3,465)
Changes from principal transactions:
Total unit transactions	31	(341)	(47)	(1,889)
Increase (decrease) in net assets derived from
principal transactions	31	(341)	(47)	(1,889)
Total increase (decrease) in net assets	(683)	(1,363)	(98)	(5,354)
Net assets at December 31, 2015	21,900	25,661	223	17,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	468	345	1	79
Total realized gain (loss) on investments
and capital gains distributions	2,505	3,357	(10)	(755)
Net unrealized appreciation (depreciation)
of investments	1,224	727	36	2,714
Net increase (decrease) in net assets resulting from
operations	4,197	4,429	27	2,038
Changes from principal transactions:
Total unit transactions	369	(1,692)	16	168
Increase (decrease) in net assets derived from
principal transactions	369	(1,692)	16	168
Total increase (decrease) in net assets	4,566	2,737	43	2,206
Net assets at December 31, 2016	$26,466	$28,398	$266	$19,344

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net assets at January 1, 2015	$20,091	$24	$26,704	$22,043

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	—	4	(171)
Total realized gain (loss) on investments
and capital gains distributions	465	7	4,065	3,442
Net unrealized appreciation (depreciation)
of investments	(3,685)	(7)	(5,369)	(4,375)
Net increase (decrease) in net assets resulting from
operations	(3,190)	—	(1,300)	(1,104)
Changes from principal transactions:
Total unit transactions	(1,394)	17	4,519	1,678
Increase (decrease) in net assets derived from
principal transactions	(1,394)	17	4,519	1,678
Total increase (decrease) in net assets	(4,584)	17	3,219	574
Net assets at December 31, 2015	15,507	41	29,923	22,617

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	114	(105)
Total realized gain (loss) on investments
and capital gains distributions	(1,309)	1	3,327	2,509
Net unrealized appreciation (depreciation)
of investments	3,015	3	3,260	2,191
Net increase (decrease) in net assets resulting from
operations	1,733	4	6,701	4,595
Changes from principal transactions:
Total unit transactions	492	(17)	1,792	535
Increase (decrease) in net assets derived from
principal transactions	492	(17)	1,792	535
Total increase (decrease) in net assets	2,225	(13)	8,493	5,130
Net assets at December 31, 2016	$17,732	$28	$38,416	$27,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2015	$30	$403	$191,423	$564,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	2,408	2,314
Total realized gain (loss) on investments
and capital gains distributions	4	60	28,105	82,840
Net unrealized appreciation (depreciation)
of investments	(2)	(43)	(20,669)	(60,977)
Net increase (decrease) in net assets resulting from
operations	3	20	9,844	24,177
Changes from principal transactions:
Total unit transactions	—	6	20,415	37,092
Increase (decrease) in net assets derived from
principal transactions	—	6	20,415	37,092
Total increase (decrease) in net assets	3	26	30,259	61,269
Net assets at December 31, 2015	33	429	221,682	625,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	3,036	3,106
Total realized gain (loss) on investments
and capital gains distributions	4	50	21,965	66,415
Net unrealized appreciation (depreciation)
of investments	(4)	(23)	(6,679)	(24,469)
Net increase (decrease) in net assets resulting from
operations	1	30	18,322	45,052
Changes from principal transactions:
Total unit transactions	18	(9)	26,483	40,170
Increase (decrease) in net assets derived from
principal transactions	18	(9)	26,483	40,170
Total increase (decrease) in net assets	19	21	44,805	85,222
Net assets at December 31, 2016	$52	$450	$266,487	$710,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2015	$1,535	$121,652	$117	$7,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	1,328	1	(6)
Total realized gain (loss) on investments
and capital gains distributions	244	23,061	8	674
Net unrealized appreciation (depreciation)
of investments	(374)	(32,856)	(10)	(854)
Net increase (decrease) in net assets resulting from
operations	(111)	(8,467)	(1)	(186)
Changes from principal transactions:
Total unit transactions	(167)	(19,905)	(25)	(99)
Increase (decrease) in net assets derived from
principal transactions	(167)	(19,905)	(25)	(99)
Total increase (decrease) in net assets	(278)	(28,372)	(26)	(285)
Net assets at December 31, 2015	1,257	93,280	91	7,397

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	1,429	1	32
Total realized gain (loss) on investments
and capital gains distributions	182	13,936	1	190
Net unrealized appreciation (depreciation)
of investments	7	405	(1)	(162)
Net increase (decrease) in net assets resulting from
operations	209	15,770	1	60
Changes from principal transactions:
Total unit transactions	(185)	(7,115)	(3)	(496)
Increase (decrease) in net assets derived from
principal transactions	(185)	(7,115)	(3)	(496)
Total increase (decrease) in net assets	24	8,655	(2)	(436)
Net assets at December 31, 2016	$1,281	$101,935	$89	$6,961

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net assets at January 1, 2015	$806	$6,583	$236,364	$151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	100	(1,679)	2
Total realized gain (loss) on investments
and capital gains distributions	56	464	26	5
Net unrealized appreciation (depreciation)
of investments	(135)	(1,061)	—	(11)
Net increase (decrease) in net assets resulting from
operations	(62)	(497)	(1,653)	(4)
Changes from principal transactions:
Total unit transactions	(12)	(933)	(7,995)	18
Increase (decrease) in net assets derived from
principal transactions	(12)	(933)	(7,995)	18
Total increase (decrease) in net assets	(74)	(1,430)	(9,648)	14
Net assets at December 31, 2015	732	5,153	226,716	165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	126	(1,434)	5
Total realized gain (loss) on investments
and capital gains distributions	208	1,342	217	4
Net unrealized appreciation (depreciation)
of investments	(162)	(1,058)	—	(9)
Net increase (decrease) in net assets resulting from
operations	69	410	(1,217)	—
Changes from principal transactions:
Total unit transactions	(88)	(687)	3,295	(3)
Increase (decrease) in net assets derived from
principal transactions	(88)	(687)	3,295	(3)
Total increase (decrease) in net assets	(19)	(277)	2,078	(3)
Net assets at December 31, 2016	$713	$4,876	$228,794	$162

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2015	$328	$—	$272	$96,508

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	(822)
Total realized gain (loss) on investments
and capital gains distributions	14	—	(11)	(520)
Net unrealized appreciation (depreciation)
of investments	7	—	(4)	(3,281)
Net increase (decrease) in net assets resulting from
operations	21	—	(16)	(4,623)
Changes from principal transactions:
Total unit transactions	(31)	—	13	(13,494)
Increase (decrease) in net assets derived from
principal transactions	(31)	—	13	(13,494)
Total increase (decrease) in net assets	(10)	—	(3)	(18,117)
Net assets at December 31, 2015	318	—	269	78,391

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3	629
Total realized gain (loss) on investments
and capital gains distributions	6	1	(5)	(666)
Net unrealized appreciation (depreciation)
of investments	(11)	(1)	20	4,236
Net increase (decrease) in net assets resulting from
operations	(5)	—	18	4,199
Changes from principal transactions:
Total unit transactions	(19)	28	(2)	(6,133)
Increase (decrease) in net assets derived from
principal transactions	(19)	28	(2)	(6,133)
Total increase (decrease) in net assets	(24)	28	16	(1,934)
Net assets at December 31, 2016	$294	$28	$285	$76,457

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2015	$932	$2,587	$2,410	$4,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	53	26	32
Total realized gain (loss) on investments
and capital gains distributions	(19)	469	142	480
Net unrealized appreciation (depreciation)
of investments	(22)	(726)	(252)	(587)
Net increase (decrease) in net assets resulting from
operations	(45)	(204)	(84)	(75)
Changes from principal transactions:
Total unit transactions	(47)	3,581	(127)	(569)
Increase (decrease) in net assets derived from
principal transactions	(47)	3,581	(127)	(569)
Total increase (decrease) in net assets	(92)	3,377	(211)	(644)
Net assets at December 31, 2015	840	5,964	2,199	3,706

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	108	31	61
Total realized gain (loss) on investments
and capital gains distributions	(24)	448	20	268
Net unrealized appreciation (depreciation)
of investments	64	(133)	74	(92)
Net increase (decrease) in net assets resulting from
operations	48	423	125	237
Changes from principal transactions:
Total unit transactions	(184)	1,640	91	402
Increase (decrease) in net assets derived from
principal transactions	(184)	1,640	91	402
Total increase (decrease) in net assets	(136)	2,063	216	639
Net assets at December 31, 2016	$704	$8,027	$2,415	$4,345

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2015	$2,313	$1,641	$3,006	$1,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	25	18	28
Total realized gain (loss) on investments
and capital gains distributions	672	327	413	584
Net unrealized appreciation (depreciation)
of investments	(1,035)	(483)	(483)	(928)
Net increase (decrease) in net assets resulting from
operations	(312)	(131)	(52)	(316)
Changes from principal transactions:
Total unit transactions	5,117	1,875	(624)	5,129
Increase (decrease) in net assets derived from
principal transactions	5,117	1,875	(624)	5,129
Total increase (decrease) in net assets	4,805	1,744	(676)	4,813
Net assets at December 31, 2015	7,118	3,385	2,330	6,581

Increase (decrease) in net assets
Operations:
Net investment income (loss)	102	48	34	83
Total realized gain (loss) on investments
and capital gains distributions	657	174	234	646
Net unrealized appreciation (depreciation)
of investments	(182)	49	(100)	(122)
Net increase (decrease) in net assets resulting from
operations	577	271	168	607
Changes from principal transactions:
Total unit transactions	1,635	65	142	2,462
Increase (decrease) in net assets derived from
principal transactions	1,635	65	142	2,462
Total increase (decrease) in net assets	2,212	336	310	3,069
Net assets at December 31, 2016	$9,330	$3,721	$2,640	$9,650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net assets at January 1, 2015	$785	$2,238	$424	$446

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	7	3	1
Total realized gain (loss) on investments
and capital gains distributions	113	341	85	41
Net unrealized appreciation (depreciation)
of investments	(152)	(399)	(139)	(66)
Net increase (decrease) in net assets resulting from
operations	(35)	(51)	(51)	(24)
Changes from principal transactions:
Total unit transactions	490	(166)	1,086	312
Increase (decrease) in net assets derived from
principal transactions	490	(166)	1,086	312
Total increase (decrease) in net assets	455	(217)	1,035	288
Net assets at December 31, 2015	1,240	2,021	1,459	734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	28	15	5
Total realized gain (loss) on investments
and capital gains distributions	63	215	99	19
Net unrealized appreciation (depreciation)
of investments	44	(66)	26	37
Net increase (decrease) in net assets resulting from
operations	122	177	140	61
Changes from principal transactions:
Total unit transactions	393	471	693	214
Increase (decrease) in net assets derived from
principal transactions	393	471	693	214
Total increase (decrease) in net assets	515	648	833	275
Net assets at December 31, 2016	$1,755	$2,669	$2,292	$1,009

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2015	$368	$468	$1,094	$288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	60	(44)	23	(4)
Net unrealized appreciation (depreciation)
of investments	(77)	(49)	(31)	(25)
Net increase (decrease) in net assets resulting from
operations	(16)	(93)	(11)	(30)
Changes from principal transactions:
Total unit transactions	180	2,778	213	1,034
Increase (decrease) in net assets derived from
principal transactions	180	2,778	213	1,034
Total increase (decrease) in net assets	164	2,685	202	1,004
Net assets at December 31, 2015	532	3,153	1,296	1,292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	25	14	12
Total realized gain (loss) on investments
and capital gains distributions	45	47	8	21
Net unrealized appreciation (depreciation)
of investments	—	60	35	23
Net increase (decrease) in net assets resulting from
operations	53	132	57	56
Changes from principal transactions:
Total unit transactions	246	373	(458)	(203)
Increase (decrease) in net assets derived from
principal transactions	246	373	(458)	(203)
Total increase (decrease) in net assets	299	505	(401)	(147)
Net assets at December 31, 2016	$831	$3,658	$895	$1,145
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2015	$492	$1,478	$142,609	$15,200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	70	3,307	326
Total realized gain (loss) on investments
and capital gains distributions	57	168	19,848	1,947
Net unrealized appreciation (depreciation)
of investments	(71)	(289)	(24,431)	(2,361)
Net increase (decrease) in net assets resulting from
operations	(2)	(51)	(1,276)	(88)
Changes from principal transactions:
Total unit transactions	(50)	1,034	(9,621)	(2,076)
Increase (decrease) in net assets derived from
principal transactions	(50)	1,034	(9,621)	(2,076)
Total increase (decrease) in net assets	(52)	983	(10,897)	(2,164)
Net assets at December 31, 2015	440	2,461	131,712	13,036

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	42	1,652	169
Total realized gain (loss) on investments
and capital gains distributions	36	18	12,908	993
Net unrealized appreciation (depreciation)
of investments	(21)	58	(8,007)	(558)
Net increase (decrease) in net assets resulting from
operations	21	118	6,553	604
Changes from principal transactions:
Total unit transactions	(24)	30	(2,747)	(2,573)
Increase (decrease) in net assets derived from
principal transactions	(24)	30	(2,747)	(2,573)
Total increase (decrease) in net assets	(3)	148	3,806	(1,969)
Net assets at December 31, 2016	$437	$2,609	$135,518	$11,067

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class
Net assets at January 1, 2015	$183	$2,695	$136,761	$13,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	91	3,313	292
Total realized gain (loss) on investments
and capital gains distributions	22	381	21,414	1,944
Net unrealized appreciation (depreciation)
of investments	(26)	(526)	(26,629)	(2,376)
Net increase (decrease) in net assets resulting from
operations	—	(54)	(1,902)	(140)
Changes from principal transactions:
Total unit transactions	(8)	992	(5,924)	(968)
Increase (decrease) in net assets derived from
principal transactions	(8)	992	(5,924)	(968)
Total increase (decrease) in net assets	(8)	938	(7,826)	(1,108)
Net assets at December 31, 2015	175	3,633	128,935	12,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	47	1,700	173
Total realized gain (loss) on investments
and capital gains distributions	33	92	13,318	1,034
Net unrealized appreciation (depreciation)
of investments	(20)	46	(7,929)	(534)
Net increase (decrease) in net assets resulting from
operations	19	185	7,089	673
Changes from principal transactions:
Total unit transactions	192	(723)	471	76
Increase (decrease) in net assets derived from
principal transactions	192	(723)	471	76
Total increase (decrease) in net assets	211	(538)	7,560	749
Net assets at December 31, 2016	$386	$3,095	$136,495	$13,278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2015	$114	$1,526	$98,309	$7,963

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	42	2,262	169
Total realized gain (loss) on investments
and capital gains distributions	17	192	19,604	1,411
Net unrealized appreciation (depreciation)
of investments	(19)	(245)	(23,651)	(1,696)
Net increase (decrease) in net assets resulting from
operations	—	(11)	(1,785)	(116)
Changes from principal transactions:
Total unit transactions	(83)	499	(2,424)	(446)
Increase (decrease) in net assets derived from
principal transactions	(83)	499	(2,424)	(446)
Total increase (decrease) in net assets	(83)	488	(4,209)	(562)
Net assets at December 31, 2015	31	2,014	94,100	7,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	28	839	67
Total realized gain (loss) on investments
and capital gains distributions	3	66	9,670	613
Net unrealized appreciation (depreciation)
of investments	(1)	28	(5,051)	(265)
Net increase (decrease) in net assets resulting from
operations	2	122	5,458	415
Changes from principal transactions:
Total unit transactions	—	215	3,213	(18)
Increase (decrease) in net assets derived from
principal transactions	—	215	3,213	(18)
Total increase (decrease) in net assets	2	337	8,671	397
Net assets at December 31, 2016	$33	$2,351	$102,771	$7,798

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Net assets at January 1, 2015	$777	$10,817	$887	$4,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	226	18	87
Total realized gain (loss) on investments
and capital gains distributions	58	1,410	115	435
Net unrealized appreciation (depreciation)
of investments	(85)	(1,937)	(154)	(595)
Net increase (decrease) in net assets resulting from
operations	(11)	(301)	(21)	(73)
Changes from principal transactions:
Total unit transactions	414	3,654	308	471
Increase (decrease) in net assets derived from
principal transactions	414	3,654	308	471
Total increase (decrease) in net assets	403	3,353	287	398
Net assets at December 31, 2015	1,180	14,170	1,174	4,678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	101	9	64
Total realized gain (loss) on investments
and capital gains distributions	(43)	1,024	14	317
Net unrealized appreciation (depreciation)
of investments	67	(153)	51	(126)
Net increase (decrease) in net assets resulting from
operations	30	972	74	255
Changes from principal transactions:
Total unit transactions	(137)	3,309	190	(96)
Increase (decrease) in net assets derived from
principal transactions	(137)	3,309	190	(96)
Total increase (decrease) in net assets	(107)	4,281	264	159
Net assets at December 31, 2016	$1,073	$18,451	$1,438	$4,837

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2015	$206	$3,290	$17,739	$1,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	91	189	6
Total realized gain (loss) on investments
and capital gains distributions	6	142	874	60
Net unrealized appreciation (depreciation)
of investments	(25)	(302)	(2,374)	(194)
Net increase (decrease) in net assets resulting from
operations	(16)	(69)	(1,311)	(128)
Changes from principal transactions:
Total unit transactions	777	3,282	54,749	5,866
Increase (decrease) in net assets derived from
principal transactions	777	3,282	54,749	5,866
Total increase (decrease) in net assets	761	3,213	53,438	5,738
Net assets at December 31, 2015	967	6,503	71,177	6,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	51	188	26
Total realized gain (loss) on investments
and capital gains distributions	13	19	490	64
Net unrealized appreciation (depreciation)
of investments	19	194	1,780	135
Net increase (decrease) in net assets resulting from
operations	39	264	2,458	225
Changes from principal transactions:
Total unit transactions	3	(165)	(10,177)	(1,582)
Increase (decrease) in net assets derived from
principal transactions	3	(165)	(10,177)	(1,582)
Total increase (decrease) in net assets	42	99	(7,719)	(1,357)
Net assets at December 31, 2016	$1,009	$6,602	$63,458	$5,591

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2015	$6,119	$153	$19,231	$60,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	99	2	263	421
Total realized gain (loss) on investments
and capital gains distributions	394	25	3,993	12,816
Net unrealized appreciation (depreciation)
of investments	(573)	(30)	(4,659)	(14,488)
Net increase (decrease) in net assets resulting from
operations	(80)	(3)	(403)	(1,251)
Changes from principal transactions:
Total unit transactions	(174)	(72)	1,183	(8,206)
Increase (decrease) in net assets derived from
principal transactions	(174)	(72)	1,183	(8,206)
Total increase (decrease) in net assets	(254)	(75)	780	(9,457)
Net assets at December 31, 2015	5,865	78	20,011	50,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	1	290	327
Total realized gain (loss) on investments
and capital gains distributions	327	(2)	2,100	4,825
Net unrealized appreciation (depreciation)
of investments	(123)	18	3,186	6,770
Net increase (decrease) in net assets resulting from
operations	301	17	5,576	11,922
Changes from principal transactions:
Total unit transactions	261	(20)	7,234	5,536
Increase (decrease) in net assets derived from
principal transactions	261	(20)	7,234	5,536
Total increase (decrease) in net assets	562	(3)	12,810	17,458
Net assets at December 31, 2016	$6,427	$75	$32,821	$68,126

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net assets at January 1, 2015	$420	$175,509	$15,271	$254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,019)	(19)	—
Total realized gain (loss) on investments
and capital gains distributions	62	22,502	2,615	2
Net unrealized appreciation (depreciation)
of investments	(81)	(30,374)	(2,308)	(10)
Net increase (decrease) in net assets resulting from
operations	(20)	(8,891)	288	(8)
Changes from principal transactions:
Total unit transactions	(64)	(24,099)	(934)	26
Increase (decrease) in net assets derived from
principal transactions	(64)	(24,099)	(934)	26
Total increase (decrease) in net assets	(84)	(32,990)	(646)	18
Net assets at December 31, 2015	336	142,519	14,625	272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,149)	338	(1)
Total realized gain (loss) on investments
and capital gains distributions	46	27,228	1,965	50
Net unrealized appreciation (depreciation)
of investments	(32)	(20,499)	(1,316)	(18)
Net increase (decrease) in net assets resulting from
operations	13	5,580	987	31
Changes from principal transactions:
Total unit transactions	(34)	(24,113)	(1,916)	(144)
Increase (decrease) in net assets derived from
principal transactions	(34)	(24,113)	(1,916)	(144)
Total increase (decrease) in net assets	(21)	(18,533)	(929)	(113)
Net assets at December 31, 2016	$315	$123,986	$13,696	$159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2015	$4,730	$4,092	$482	$76,270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	30	8	884
Total realized gain (loss) on investments
and capital gains distributions	300	454	20	2,233
Net unrealized appreciation (depreciation)
of investments	(540)	(549)	(62)	(7,841)
Net increase (decrease) in net assets resulting from
operations	(271)	(65)	(34)	(4,724)
Changes from principal transactions:
Total unit transactions	1,491	(832)	(19)	(9,061)
Increase (decrease) in net assets derived from
principal transactions	1,491	(832)	(19)	(9,061)
Total increase (decrease) in net assets	1,220	(897)	(53)	(13,785)
Net assets at December 31, 2015	5,950	3,195	429	62,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(9)	8	911
Total realized gain (loss) on investments
and capital gains distributions	718	495	46	2,832
Net unrealized appreciation (depreciation)
of investments	662	(304)	8	5,450
Net increase (decrease) in net assets resulting from
operations	1,340	182	62	9,193
Changes from principal transactions:
Total unit transactions	(206)	(3,377)	(83)	(7,145)
Increase (decrease) in net assets derived from
principal transactions	(206)	(3,377)	(83)	(7,145)
Total increase (decrease) in net assets	1,134	(3,195)	(21)	2,048
Net assets at December 31, 2016	$7,084	$—	$408	$64,533

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2015	$1,674	$350,430	$3,362	$406

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	4,078	21	—
Total realized gain (loss) on investments
and capital gains distributions	177	33,676	6	109
Net unrealized appreciation (depreciation)
of investments	(247)	(47,533)	(111)	(122)
Net increase (decrease) in net assets resulting from
operations	(47)	(9,779)	(84)	(13)
Changes from principal transactions:
Total unit transactions	(93)	(29,789)	(1,849)	(92)
Increase (decrease) in net assets derived from
principal transactions	(93)	(29,789)	(1,849)	(92)
Total increase (decrease) in net assets	(140)	(39,568)	(1,933)	(105)
Net assets at December 31, 2015	1,534	310,862	1,429	301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	3,326	19	—
Total realized gain (loss) on investments
and capital gains distributions	108	18,752	52	50
Net unrealized appreciation (depreciation)
of investments	76	18,830	136	(7)
Net increase (decrease) in net assets resulting from
operations	203	40,908	207	43
Changes from principal transactions:
Total unit transactions	(152)	(31,331)	51	—
Increase (decrease) in net assets derived from
principal transactions	(152)	(31,331)	51	—
Total increase (decrease) in net assets	51	9,577	258	43
Net assets at December 31, 2016	$1,585	$320,439	$1,687	$344

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Net assets at January 1, 2015	$6,939	$68,476	$559	$576,327

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(222)	4	2,516
Total realized gain (loss) on investments
and capital gains distributions	1,186	12,399	74	62,210
Net unrealized appreciation (depreciation)
of investments	(1,463)	(14,700)	(59)	(46,393)
Net increase (decrease) in net assets resulting from
operations	(274)	(2,523)	19	18,333
Changes from principal transactions:
Total unit transactions	453	(4,324)	(46)	(33,607)
Increase (decrease) in net assets derived from
principal transactions	453	(4,324)	(46)	(33,607)
Total increase (decrease) in net assets	179	(6,847)	(27)	(15,274)
Net assets at December 31, 2015	7,118	61,629	532	561,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(166)	1	1,208
Total realized gain (loss) on investments
and capital gains distributions	723	9,421	69	49,741
Net unrealized appreciation (depreciation)
of investments	270	(1,061)	(80)	(56,974)
Net increase (decrease) in net assets resulting from
operations	1,002	8,194	(10)	(6,025)
Changes from principal transactions:
Total unit transactions	313	(2,024)	(149)	(42,930)
Increase (decrease) in net assets derived from
principal transactions	313	(2,024)	(149)	(42,930)
Total increase (decrease) in net assets	1,315	6,170	(159)	(48,955)
Net assets at December 31, 2016	$8,433	$67,799	$373	$512,098

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2015	$1,101	$43,987	$788	$386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,682	34	(1)
Total realized gain (loss) on investments
and capital gains distributions	167	485	12	80
Net unrealized appreciation (depreciation)
of investments	(144)	(3,974)	(91)	(74)
Net increase (decrease) in net assets resulting from
operations	26	(1,807)	(45)	5
Changes from principal transactions:
Total unit transactions	32	(8,916)	13	(12)
Increase (decrease) in net assets derived from
principal transactions	32	(8,916)	13	(12)
Total increase (decrease) in net assets	58	(10,723)	(32)	(7)
Net assets at December 31, 2015	1,159	33,264	756	379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1,406	33	(1)
Total realized gain (loss) on investments
and capital gains distributions	121	(570)	—	64
Net unrealized appreciation (depreciation)
of investments	(134)	3,165	59	(44)
Net increase (decrease) in net assets resulting from
operations	(14)	4,001	92	19
Changes from principal transactions:
Total unit transactions	(42)	(3,887)	8	(79)
Increase (decrease) in net assets derived from
principal transactions	(42)	(3,887)	8	(79)
Total increase (decrease) in net assets	(56)	114	100	(60)
Net assets at December 31, 2016	$1,103	$33,378	$856	$319

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2015	$404,023	$1,070	$1,484	$337,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,255)	(8)	(5)	(3,242)
Total realized gain (loss) on investments
and capital gains distributions	72,584	228	381	63,010
Net unrealized appreciation (depreciation)
of investments	(63,982)	(201)	(234)	(26,952)
Net increase (decrease) in net assets resulting from
operations	4,347	19	142	32,816
Changes from principal transactions:
Total unit transactions	(13,554)	(95)	(202)	11,436
Increase (decrease) in net assets derived from
principal transactions	(13,554)	(95)	(202)	11,436
Total increase (decrease) in net assets	(9,207)	(76)	(60)	44,252
Net assets at December 31, 2015	394,816	994	1,424	381,587

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,726)	(6)	(5)	(3,190)
Total realized gain (loss) on investments
and capital gains distributions	57,176	144	431	59,871
Net unrealized appreciation (depreciation)
of investments	(30,833)	(78)	(416)	(54,813)
Net increase (decrease) in net assets resulting from
operations	23,617	60	10	1,868
Changes from principal transactions:
Total unit transactions	(28,462)	15	(315)	(24,243)
Increase (decrease) in net assets derived from
principal transactions	(28,462)	15	(315)	(24,243)
Total increase (decrease) in net assets	(4,845)	75	(305)	(22,375)
Net assets at December 31, 2016	$389,971	$1,069	$1,119	$359,212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net assets at January 1, 2015	$4,148	$409	$99,808	$328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	13	2,825	11
Total realized gain (loss) on investments
and capital gains distributions	1,153	—	(851)	17
Net unrealized appreciation (depreciation)
of investments	(711)	(28)	(5,844)	(43)
Net increase (decrease) in net assets resulting from
operations	417	(15)	(3,870)	(15)
Changes from principal transactions:
Total unit transactions	(339)	(49)	(7,500)	(5)
Increase (decrease) in net assets derived from
principal transactions	(339)	(49)	(7,500)	(5)
Total increase (decrease) in net assets	78	(64)	(11,370)	(20)
Net assets at December 31, 2015	4,226	345	88,438	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	6	2,049	7
Total realized gain (loss) on investments
and capital gains distributions	698	(10)	(2,134)	8
Net unrealized appreciation (depreciation)
of investments	(687)	3	605	(14)
Net increase (decrease) in net assets resulting from
operations	(11)	(1)	520	1
Changes from principal transactions:
Total unit transactions	(660)	(121)	(7,753)	(59)
Increase (decrease) in net assets derived from
principal transactions	(660)	(121)	(7,753)	(59)
Total increase (decrease) in net assets	(671)	(122)	(7,233)	(58)
Net assets at December 31, 2016	$3,555	$223	$81,205	$250

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2015	$—	$38,249	$75,559	$68,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	829	1,219	1,297
Total realized gain (loss) on investments
and capital gains distributions	(3)	2,097	(1,027)	502
Net unrealized appreciation (depreciation)
of investments	(33)	(3,341)	(1,708)	(2,691)
Net increase (decrease) in net assets resulting from
operations	(15)	(415)	(1,516)	(892)
Changes from principal transactions:
Total unit transactions	1,485	(4,481)	(4,006)	(4,336)
Increase (decrease) in net assets derived from
principal transactions	1,485	(4,481)	(4,006)	(4,336)
Total increase (decrease) in net assets	1,470	(4,896)	(5,522)	(5,228)
Net assets at December 31, 2015	1,470	33,353	70,037	63,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	649	1,187	1,091
Total realized gain (loss) on investments
and capital gains distributions	1	1,038	38	2,064
Net unrealized appreciation (depreciation)
of investments	289	(245)	2,774	289
Net increase (decrease) in net assets resulting from
operations	328	1,442	3,999	3,444
Changes from principal transactions:
Total unit transactions	1,719	(3,705)	(4,481)	(4,209)
Increase (decrease) in net assets derived from
principal transactions	1,719	(3,705)	(4,481)	(4,209)
Total increase (decrease) in net assets	2,047	(2,263)	(482)	(765)
Net assets at December 31, 2016	$3,517	$31,090	$69,555	$62,777
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I
Net assets at January 1, 2015	$1,598	$1,371,748	$281	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	11,113	2	(91)
Total realized gain (loss) on investments
and capital gains distributions	109	96,322	26	(129)
Net unrealized appreciation (depreciation)
of investments	(163)	(138,230)	(38)	(6,145)
Net increase (decrease) in net assets resulting from
operations	(36)	(30,795)	(10)	(6,365)
Changes from principal transactions:
Total unit transactions	(154)	(134,040)	19	102,840
Increase (decrease) in net assets derived from
principal transactions	(154)	(134,040)	19	102,840
Total increase (decrease) in net assets	(190)	(164,835)	9	96,475
Net assets at December 31, 2015	1,408	1,206,913	290	96,475

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	10,454	3	1,818
Total realized gain (loss) on investments
and capital gains distributions	150	118,550	27	(1,220)
Net unrealized appreciation (depreciation)
of investments	(55)	(33,272)	(4)	3,735
Net increase (decrease) in net assets resulting from
operations	110	95,732	26	4,333
Changes from principal transactions:
Total unit transactions	(210)	(122,162)	19	(12,622)
Increase (decrease) in net assets derived from
principal transactions	(210)	(122,162)	19	(12,622)
Total increase (decrease) in net assets	(100)	(26,430)	45	(8,289)
Net assets at December 31, 2016	$1,308	$1,180,483	$335	$88,186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2015	$—	$348,666	$318	$366,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	2,034	3	39
Total realized gain (loss) on investments
and capital gains distributions	(59)	13,323	49	55,417
Net unrealized appreciation (depreciation)
of investments	(768)	(15,795)	(50)	(64,084)
Net increase (decrease) in net assets resulting from
operations	(888)	(438)	2	(8,628)
Changes from principal transactions:
Total unit transactions	12,828	(24,766)	(38)	(30,441)
Increase (decrease) in net assets derived from
principal transactions	12,828	(24,766)	(38)	(30,441)
Total increase (decrease) in net assets	11,940	(25,204)	(36)	(39,069)
Net assets at December 31, 2015	11,940	323,462	282	327,049

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	2,250	3	406
Total realized gain (loss) on investments
and capital gains distributions	(156)	11,232	13	34,488
Net unrealized appreciation (depreciation)
of investments	486	14,930	10	18,699
Net increase (decrease) in net assets resulting from
operations	490	28,412	26	53,593
Changes from principal transactions:
Total unit transactions	(1,172)	(19,737)	(10)	(18,806)
Increase (decrease) in net assets derived from
principal transactions	(1,172)	(19,737)	(10)	(18,806)
Total increase (decrease) in net assets	(682)	8,675	16	34,787
Net assets at December 31, 2016	$11,258	$332,137	$298	$361,836

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2015	$364	$149,688	$278	$26,942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(94)	1	651
Total realized gain (loss) on investments
and capital gains distributions	73	3,979	8	865
Net unrealized appreciation (depreciation)
of investments	(81)	(9,642)	(19)	(2,367)
Net increase (decrease) in net assets resulting from
operations	(7)	(5,757)	(10)	(851)
Changes from principal transactions:
Total unit transactions	(57)	(9,943)	8	3,777
Increase (decrease) in net assets derived from
principal transactions	(57)	(9,943)	8	3,777
Total increase (decrease) in net assets	(64)	(15,700)	(2)	2,926
Net assets at December 31, 2015	300	133,988	276	29,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(135)	1	629
Total realized gain (loss) on investments
and capital gains distributions	69	7,347	48	375
Net unrealized appreciation (depreciation)
of investments	(22)	26,629	12	(1,039)
Net increase (decrease) in net assets resulting from
operations	49	33,841	61	(35)
Changes from principal transactions:
Total unit transactions	(67)	(4,520)	(62)	58
Increase (decrease) in net assets derived from
principal transactions	(67)	(4,520)	(62)	58
Total increase (decrease) in net assets	(18)	29,321	(1)	23
Net assets at December 31, 2016	$282	$163,309	$275	$29,891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2015	$7	$18,455	$1,040	$52,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	32	6	436
Total realized gain (loss) on investments
and capital gains distributions	—	1,292	23	2,482
Net unrealized appreciation (depreciation)
of investments	—	8	44	(2,184)
Net increase (decrease) in net assets resulting from
operations	—	1,332	73	734
Changes from principal transactions:
Total unit transactions	—	7,528	57	9,191
Increase (decrease) in net assets derived from
principal transactions	—	7,528	57	9,191
Total increase (decrease) in net assets	—	8,860	130	9,925
Net assets at December 31, 2015	7	27,315	1,170	62,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	72	9	760
Total realized gain (loss) on investments
and capital gains distributions	—	1,491	91	1,880
Net unrealized appreciation (depreciation)
of investments	—	424	(31)	5,414
Net increase (decrease) in net assets resulting from
operations	—	1,987	69	8,054
Changes from principal transactions:
Total unit transactions	—	11,597	(57)	23,663
Increase (decrease) in net assets derived from
principal transactions	—	11,597	(57)	23,663
Total increase (decrease) in net assets	—	13,584	12	31,717
Net assets at December 31, 2016	$7	$40,899	$1,182	$93,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2015	$412	$399	$8,242	$10,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	42	(28)
Total realized gain (loss) on investments
and capital gains distributions	13	39	575	923
Net unrealized appreciation (depreciation)
of investments	(11)	(58)	(1,037)	(1,158)
Net increase (decrease) in net assets resulting from
operations	4	(17)	(420)	(263)
Changes from principal transactions:
Total unit transactions	(27)	58	1,696	1,257
Increase (decrease) in net assets derived from
principal transactions	(27)	58	1,696	1,257
Total increase (decrease) in net assets	(23)	41	1,276	994
Net assets at December 31, 2015	389	440	9,518	11,132

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	44	(32)
Total realized gain (loss) on investments
and capital gains distributions	24	30	532	798
Net unrealized appreciation (depreciation)
of investments	9	33	993	(74)
Net increase (decrease) in net assets resulting from
operations	35	65	1,569	692
Changes from principal transactions:
Total unit transactions	(24)	(15)	2,309	993
Increase (decrease) in net assets derived from
principal transactions	(24)	(15)	2,309	993
Total increase (decrease) in net assets	11	50	3,878	1,685
Net assets at December 31, 2016	$400	$490	$13,396	$12,817

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net assets at January 1, 2015	$62,848	$29,802	$151,114	$301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	401	62	(674)	—
Total realized gain (loss) on investments
and capital gains distributions	6,793	3,236	22,734	46
Net unrealized appreciation (depreciation)
of investments	(10,211)	(5,225)	(24,326)	(50)
Net increase (decrease) in net assets resulting from
operations	(3,017)	(1,927)	(2,266)	(4)
Changes from principal transactions:
Total unit transactions	17,827	6,078	(8,043)	17
Increase (decrease) in net assets derived from
principal transactions	17,827	6,078	(8,043)	17
Total increase (decrease) in net assets	14,810	4,151	(10,309)	13
Net assets at December 31, 2015	77,658	33,953	140,805	314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	558	186	(712)	—
Total realized gain (loss) on investments
and capital gains distributions	10,960	4,551	13,332	33
Net unrealized appreciation (depreciation)
of investments	(482)	2,743	19,358	44
Net increase (decrease) in net assets resulting from
operations	11,036	7,480	31,978	77
Changes from principal transactions:
Total unit transactions	16,878	4,349	(3,186)	10
Increase (decrease) in net assets derived from
principal transactions	16,878	4,349	(3,186)	10
Total increase (decrease) in net assets	27,914	11,829	28,792	87
Net assets at December 31, 2016	$105,572	$45,782	$169,597	$401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2015	$12,284	$131,603	$1,396	$42,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(1,205)	(8)	(437)
Total realized gain (loss) on investments
and capital gains distributions	(42)	21,290	237	5,993
Net unrealized appreciation (depreciation)
of investments	(229)	(20,540)	(236)	(6,776)
Net increase (decrease) in net assets resulting from
operations	(87)	(455)	(7)	(1,220)
Changes from principal transactions:
Total unit transactions	1,134	(2,699)	(157)	9,179
Increase (decrease) in net assets derived from
principal transactions	1,134	(2,699)	(157)	9,179
Total increase (decrease) in net assets	1,047	(3,154)	(164)	7,959
Net assets at December 31, 2015	13,331	128,449	1,232	50,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	201	(1,167)	(7)	(485)
Total realized gain (loss) on investments
and capital gains distributions	(61)	13,966	117	5,093
Net unrealized appreciation (depreciation)
of investments	21	(4,756)	(41)	1,640
Net increase (decrease) in net assets resulting from
operations	161	8,043	69	6,248
Changes from principal transactions:
Total unit transactions	2,677	(4,372)	(235)	108
Increase (decrease) in net assets derived from
principal transactions	2,677	(4,372)	(235)	108
Total increase (decrease) in net assets	2,838	3,671	(166)	6,356
Net assets at December 31, 2016	$16,169	$132,120	$1,066	$56,707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2015	$139	$46,020	$73,151	$68,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	308	(593)	(506)
Total realized gain (loss) on investments
and capital gains distributions	24	2,876	24,237	12,497
Net unrealized appreciation (depreciation)
of investments	(25)	(3,521)	(23,911)	(12,873)
Net increase (decrease) in net assets resulting from
operations	(1)	(337)	(267)	(882)
Changes from principal transactions:
Total unit transactions	(17)	(1,430)	(10,513)	(3,655)
Increase (decrease) in net assets derived from
principal transactions	(17)	(1,430)	(10,513)	(3,655)
Total increase (decrease) in net assets	(18)	(1,767)	(10,780)	(4,537)
Net assets at December 31, 2015	121	44,253	62,371	64,131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	172	(421)	(457)
Total realized gain (loss) on investments
and capital gains distributions	16	1,562	16,552	15,559
Net unrealized appreciation (depreciation)
of investments	(2)	(2,635)	(9,342)	(7,234)
Net increase (decrease) in net assets resulting from
operations	14	(901)	6,789	7,868
Changes from principal transactions:
Total unit transactions	(36)	(2,055)	(8,061)	(3,359)
Increase (decrease) in net assets derived from
principal transactions	(36)	(2,055)	(8,061)	(3,359)
Total increase (decrease) in net assets	(22)	(2,956)	(1,272)	4,509
Net assets at December 31, 2016	$99	$41,297	$61,099	$68,640

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class
Net assets at January 1, 2015	$4,859	$132,246	$108	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	1,202	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	1,030	6,653	25	—
Net unrealized appreciation (depreciation)
of investments	(1,118)	(9,504)	(36)	—
Net increase (decrease) in net assets resulting from
operations	(40)	(1,649)	(12)	—
Changes from principal transactions:
Total unit transactions	(1,883)	(3,407)	(1)	—
Increase (decrease) in net assets derived from
principal transactions	(1,883)	(3,407)	(1)	—
Total increase (decrease) in net assets	(1,923)	(5,056)	(13)	—
Net assets at December 31, 2015	2,936	127,190	95	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	1,265	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	235	7,118	2	2
Net unrealized appreciation (depreciation)
of investments	31	8,003	34	3
Net increase (decrease) in net assets resulting from
operations	294	16,386	35	4
Changes from principal transactions:
Total unit transactions	(506)	9,245	23	212
Increase (decrease) in net assets derived from
principal transactions	(506)	9,245	23	212
Total increase (decrease) in net assets	(212)	25,631	58	216
Net assets at December 31, 2016	$2,724	$152,821	$153	$216

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2015	$118,489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(510)
Total realized gain (loss) on investments
and capital gains distributions	1,859
Net unrealized appreciation (depreciation)
of investments	(7,715)
Net increase (decrease) in net assets resulting from
operations	(6,366)
Changes from principal transactions:
Total unit transactions	(8,487)
Increase (decrease) in net assets derived from
principal transactions	(8,487)
Total increase (decrease) in net assets	(14,853)
Net assets at December 31, 2015	103,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(546)
Total realized gain (loss) on investments
and capital gains distributions	5,167
Net unrealized appreciation (depreciation)
of investments	22,683
Net increase (decrease) in net assets resulting from
operations	27,304
Changes from principal transactions:
Total unit transactions	(6,745)
Increase (decrease) in net assets derived from
principal transactions	(6,745)
Total increase (decrease) in net assets	20,559
Net assets at December 31, 2016	$124,195

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING continues to hold certain warrants to purchase shares of Voya Financial, Inc. common stock.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2016, the Account had 326 investment divisions (the “Divisions”), 171 of which invest in independently managed mutual funds and 155 of which invest in mutual funds managed by affiliates, either Voya Investments, LLC (“VIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2016 and related Trusts are as follows:

AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A

AIM International Mutual Funds:
Invesco International Growth Fund - Class R5
AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Green Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4

Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®:
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A
Columbia Mid Cap Value Fund - Class Z
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class
U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Global Research Portfolio - Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Value Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A

Lord Abbett Investment Trust (continued):
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Socially Responsive Fund - Institutional Class
Neuberger Berman Socially Responsive Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund®, Inc.:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Variable Account Funds (continued):
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K
Columbia Diversified Equity Income Fund - Class R4
Royce Fund:
Royce Total Return Fund - K Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:
TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4

Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Large-Cap Growth Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
VY® FMR® Diversified Mid Cap Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class

Voya Partners, Inc. (continued):
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Partners, Inc. (continued):
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S

Voya Variable Portfolios, Inc. (continued):
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2016. The following is a summary of current and former names for those Divisions:

Current Name
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S

Former Name
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I
Voya Global Value Advantage Portfolio - Class S

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2016, the following Divisions were closed to contract owners:

Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares
Lazard US Mid Cap Equity Portfolio - Open Shares
LKCM Funds:
LKCM Aquinas Growth Fund
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I

Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I
Voya Investors Trust:
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
Voya Partners, Inc.:
VY® Fidelity® VIP Mid Cap Portfolio - Service Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2016 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2016. The Account had no liabilities as of December 31, 2016.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or a

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

n excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge ranging from 0.50% to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
During the year ended December 31, 2016, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.18% to 1.07% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A	$22	$19
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	239	98
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	5,008	274
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	45	13
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	909	797
Invesco Small Cap Growth Fund - Class A	18	22
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	154	48
AIM Investment Funds:
Invesco Endeavor Fund - Class A	8	10
Invesco Global Health Care Fund - Investor Class	33	69
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	141	37
AIM Sector Funds:
Invesco American Value Fund - Class R5	291	498
Invesco Energy Fund - Class R5	35	10
Invesco Small Cap Value Fund - Class A	46	70
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	3,094	4,059
Invesco V.I. Core Equity Fund - Series I Shares	3,267	4,174
Alger Funds:
Alger Capital Appreciation Fund - Class A	156	915
Alger Funds II:
Alger Green Fund - Class A	690	689
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	26	3
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	22
AllianzGI NFJ Small-Cap Value Fund - Class A	106	180
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	6,910	5,299
Amana Income Fund - Investor Class	8,239	8,189
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	679	1,620
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	73	10
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	6,622	7,229
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	1,399	2,013

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	$254	$244
Fundamental InvestorsSM - Class R-4	13,505	6,450
American Mutual Fund®:
American Mutual Fund® - Class R-4	1,486	293
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	5,081	6,089
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	104	165
Ariel Fund - Investor Class	2,061	3,228
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,015	3,115
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	309	312
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	1,270	135
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	5,614	4,775
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	61	5
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	4,038	3,190
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	2,487	2,545
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	5,048	5,930
Capital Income Builder®:
Capital Income Builder® - Class R-4	2,879	326
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	128	217
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	5,010	3,123
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	18	10
ColumbiaSM Acorn® Fund - Class Z	2	7
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	1,622	1,856
Columbia Mid Cap Value Fund - Class Z	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	24	65
Davis Series Inc.:
Davis Financial Fund - Class Y	50	2
Delaware Group® Adviser Funds:
Delaware Diversified Income Fund - Class A	509	773
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	4,819	156
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	1,775	462
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	10	23

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	$563	$59
Emerging Markets Core Equity Portfolio - Institutional Class	547	34
U.S. Targeted Value Portfolio - Institutional Class	5,533	270
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	89	249
Dodge & Cox Stock Fund	70	125
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	167	193
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	6	95
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	506	1,614
EuroPacific Growth Fund® - Class R-4	11,782	23,915
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	539	285
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	26,231	31,125
Fidelity® VIP Growth Portfolio - Initial Class	28,679	29,090
Fidelity® VIP High Income Portfolio - Initial Class	1,673	1,718
Fidelity® VIP Overseas Portfolio - Initial Class	1,926	4,530
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	112,375	130,367
Fidelity® VIP Index 500 Portfolio - Initial Class	14,595	10,411
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4	—
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,041	3,182
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	264	331
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	115	129
Franklin Natural Resources Fund - Advisor Class	52	32
Franklin Small-Mid Cap Growth Fund - Class A	51	75
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	24,485	11,865
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	6	2
Growth Fund of America®:
Growth Fund of America® - Class R-3	1,630	3,497
Growth Fund of America® - Class R-4	29,278	36,710
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	1
The Hartford International Opportunities Fund - Class R4	171	14
Income Fund of America®:
Income Fund of America® - Class R-3	270	1,118
Ivy Equity Funds:
Ivy Science and Technology Fund - Class Y	2,255	1,211

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	$6	$12
Janus Aspen Series Enterprise Portfolio - Institutional Shares	30	48
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	—	23
Janus Aspen Series Global Research Portfolio - Institutional Shares	3	16
Janus Aspen Series Janus Portfolio - Institutional Shares	5	33
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	439	25
JPMorgan Government Bond Fund - Select Class	480	484
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	—	—
Lazard International Equity Portfolio - Open Shares	404	118
Lazard US Mid Cap Equity Portfolio - Open Shares	224	5,285
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	106	28
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	455	5
LKCM Aquinas Growth Fund	59	414
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	2,273	1,464
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	510	536
Loomis Sayles Value Fund - Class Y	16	2
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	22	91
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	6	25
Lord Abbett Short Duration Income Fund - Class R4	2,930	322
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	72	174
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	220	216
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	62	158
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	7,383	10,879
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12	35
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	7,841	702
Metropolitan West Total Return Bond Fund - Class M	6,374	4,100
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	9	—
MFS® Series Trust X:
MFS® International Value Fund - Class R3	214	10
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	124	56

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Neuberger Berman Equity Funds® (continued):
Neuberger Berman Socially Responsive Fund - Institutional Class	$1,014	$84
Neuberger Berman Socially Responsive Fund - Trust Class	1,816	1,527
New Perspective Fund®:
New Perspective Fund® - Class R-3	562	843
New Perspective Fund® - Class R-4	19,410	11,889
New World Fund®, Inc.:
New World Fund® - Class R-4	149	13
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	1,515	603
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I	999	1,868
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	9	24
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	6,344	19,178
Oppenheimer Developing Markets Fund - Class Y	4,253	4,867
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	14	6
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	126	12
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	164	17
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y	229	29
Oppenheimer Main Street Fund:
Oppenheimer Main Street Fund® - Class A	210	32
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	1	1
Oppenheimer Global Fund/VA	16	14
Oppenheimer Global Strategic Income Fund/VA	4	12
Oppenheimer Main Street Fund®/VA	9	9
Oppenheimer Main Street Small Cap Fund®/VA	2,810	3,729
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	4,722	2,121
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class	2,882	6,180
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	1,838	902
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,657	13,713
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	4,340	944
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	216	884
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	197	434
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,614	2,341

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Pioneer Variable Contracts Trust (continued):
Pioneer Equity Income VCT Portfolio - Class I	$43	$107
Pioneer High Yield VCT Portfolio - Class I	2,608	3,375
Pioneer Mid Cap Value VCT Portfolio - Class I	3	3
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	39	4
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	897	1,880
Columbia Diversified Equity Income Fund - Class R4	13	14
Royce Fund:
Royce Total Return Fund - K Class	1	—
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	3,968	311
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	2,156	2,439
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	9,153	674
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	217	52
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	64	37
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	5,880	2,210
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	55	87
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	2,403	8,027
Templeton Global Bond Fund - Class A	6,150	24,947
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	12	—
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	—	44
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	4,322	148
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	14,732	9,292
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	15	31
Equity Income Portfolio	35	80
Small Company Growth Portfolio	6	—
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	78	22
Victory Sycamore Established Value Fund - Class A	1,715	117
Victory Sycamore Small Company Opportunity Fund - Class R	8	5
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,129	28,668
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	11	47
Voya Real Estate Fund - Class A	160	676

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Equity Trust (continued):
Voya Large-Cap Growth Fund - Class A	$38	$1
Voya Funds Trust:
Voya Floating Rate Fund - Class A	166	17
Voya GNMA Income Fund - Class A	930	966
Voya Intermediate Bond Fund - Class A	278	946
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	29,750	49,744
Voya Intermediate Bond Portfolio - Class S	194	263
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	4,853	1,980
Voya High Yield Portfolio - Adviser Class	12	10
Voya High Yield Portfolio - Institutional Class	6,273	4,650
Voya High Yield Portfolio - Service Class	4,595	4,079
Voya Large Cap Growth Portfolio - Adviser Class	20	47
Voya Large Cap Growth Portfolio - Institutional Class	70,474	42,208
Voya Large Cap Growth Portfolio - Service Class	2,454	904
Voya Large Cap Value Portfolio - Adviser Class	1	2
Voya Large Cap Value Portfolio - Institutional Class	19,569	40,235
Voya Large Cap Value Portfolio - Service Class	355	477
Voya Limited Maturity Bond Portfolio - Adviser Class	36	63
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	1,349	2,767
Voya Multi-Manager Large Cap Core Portfolio - Service Class	58	70
Voya U.S. Stock Index Portfolio - Institutional Class	6,230	1,902
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	19	10
VY® Clarion Global Real Estate Portfolio - Adviser Class	39	5
VY® Clarion Global Real Estate Portfolio - Institutional Class	7,490	10,774
VY® Clarion Real Estate Portfolio - Adviser Class	52	—
VY® Clarion Real Estate Portfolio - Institutional Class	136	336
VY® Clarion Real Estate Portfolio - Service Class	5,409	7,917
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	5,722	7,713
VY® FMR® Diversified Mid Cap Portfolio - Service Class	5,747	6,512
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class	3	31
VY® Invesco Growth and Income Portfolio - Institutional Class	6,390	3,161
VY® Invesco Growth and Income Portfolio - Service Class	5,797	4,429
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	52	34
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,644	2,397
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	3,661	3,142
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	3	17
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	7,826	3,067
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	5,396	2,922
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	24	—
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	161	120
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	60,558	9,651
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	128,467	26,668
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	274	304
VY® T. Rowe Price Equity Income Portfolio - Service Class	15,682	11,922
VY® T. Rowe Price International Stock Portfolio - Adviser Class	5	7
VY® T. Rowe Price International Stock Portfolio - Service Class	716	1,181

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Templeton Global Growth Portfolio - Institutional Class	$380	$227
VY® Templeton Global Growth Portfolio - Service Class	1,992	1,123
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	62,791	60,713
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	20	19
Voya Multi-Manager International Small Cap Fund - Class A	11	30
Voya Multi-Manager International Small Cap Fund - Class I	239	211
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	54	52
Voya Global Bond Portfolio - Initial Class	5,432	10,935
Voya Global Bond Portfolio - Service Class	126	302
Voya Index Solution 2025 Portfolio - Initial Class	2,796	546
Voya Index Solution 2025 Portfolio - Service Class	1,417	1,129
Voya Index Solution 2025 Portfolio - Service 2 Class	1,023	273
Voya Index Solution 2035 Portfolio - Initial Class	2,935	495
Voya Index Solution 2035 Portfolio - Service Class	1,431	981
Voya Index Solution 2035 Portfolio - Service 2 Class	713	321
Voya Index Solution 2045 Portfolio - Initial Class	3,464	226
Voya Index Solution 2045 Portfolio - Service Class	925	380
Voya Index Solution 2045 Portfolio - Service 2 Class	773	68
Voya Index Solution 2055 Portfolio - Initial Class	1,040	210
Voya Index Solution 2055 Portfolio - Service Class	505	227
Voya Index Solution 2055 Portfolio - Service 2 Class	366	64
Voya Index Solution Income Portfolio - Initial Class	815	368
Voya Index Solution Income Portfolio - Service Class	396	820
Voya Index Solution Income Portfolio - Service 2 Class	200	371
Voya Solution 2025 Portfolio - Adviser Class	51	35
Voya Solution 2025 Portfolio - Initial Class	1,088	824
Voya Solution 2025 Portfolio - Service Class	22,685	13,315
Voya Solution 2025 Portfolio - Service 2 Class	2,830	4,210
Voya Solution 2035 Portfolio - Adviser Class	241	11
Voya Solution 2035 Portfolio - Initial Class	1,052	1,478
Voya Solution 2035 Portfolio - Service Class	23,949	10,537
Voya Solution 2035 Portfolio - Service 2 Class	2,927	1,553
Voya Solution 2045 Portfolio - Adviser Class	3	—
Voya Solution 2045 Portfolio - Initial Class	895	465
Voya Solution 2045 Portfolio - Service Class	18,724	5,936
Voya Solution 2045 Portfolio - Service 2 Class	1,860	1,117
Voya Solution 2055 Portfolio - Initial Class	468	547
Voya Solution 2055 Portfolio - Service Class	5,916	1,444
Voya Solution 2055 Portfolio - Service 2 Class	664	377
Voya Solution Balanced Portfolio - Service Class	1,242	953
Voya Solution Income Portfolio - Adviser Class	113	90
Voya Solution Income Portfolio - Initial Class	1,234	1,275
Voya Solution Income Portfolio - Service Class	4,104	13,341
Voya Solution Income Portfolio - Service 2 Class	1,276	2,759
Voya Solution Moderately Conservative Portfolio - Service Class	1,380	645

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	$26	$36
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	11,227	1,558
VY® American Century Small-Mid Cap Value Portfolio - Service Class	16,243	5,603
VY® Baron Growth Portfolio - Adviser Class	49	47
VY® Baron Growth Portfolio - Service Class	16,741	27,380
VY® Columbia Contrarian Core Portfolio - Service Class	2,492	2,833
VY® Columbia Small Cap Value II Portfolio - Adviser Class	7	145
VY® Columbia Small Cap Value II Portfolio - Service Class	1,389	1,367
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	600	3,387
VY® Invesco Comstock Portfolio - Adviser Class	25	100
VY® Invesco Comstock Portfolio - Service Class	3,621	9,856
VY® Invesco Equity and Income Portfolio - Adviser Class	123	190
VY® Invesco Equity and Income Portfolio - Initial Class	23,232	38,076
VY® Invesco Equity and Income Portfolio - Service Class	244	110
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	84	53
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,115	1,079
VY® JPMorgan Mid Cap Value Portfolio - Service Class	11,190	7,424
VY® Oppenheimer Global Portfolio - Adviser Class	50	164
VY® Oppenheimer Global Portfolio - Initial Class	45,625	51,842
VY® Oppenheimer Global Portfolio - Service Class	200	166
VY® Pioneer High Yield Portfolio - Initial Class	5,909	8,390
VY® Pioneer High Yield Portfolio - Service Class	185	143
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	44	83
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	56,610	41,256
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	295	160
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	495	620
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	56,696	41,939
VY® T. Rowe Price Growth Equity Portfolio - Service Class	672	911
VY® Templeton Foreign Equity Portfolio - Adviser Class	14	129
VY® Templeton Foreign Equity Portfolio - Initial Class	4,257	9,961
VY® Templeton Foreign Equity Portfolio - Service Class	41	93
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	2,974	1,217
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	3,888	6,944
Voya Strategic Allocation Growth Portfolio - Class I	4,039	7,333
Voya Strategic Allocation Moderate Portfolio - Class I	4,674	7,793
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	139	225
Voya Growth and Income Portfolio - Class I	119,074	136,675
Voya Growth and Income Portfolio - Class S	88	40
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	4,653	15,457
Voya Global Equity Portfolio - Class S	922	1,935
Voya Index Plus LargeCap Portfolio - Class I	10,709	28,196
Voya Index Plus LargeCap Portfolio - Class S	26	33
Voya Index Plus MidCap Portfolio - Class I	42,084	28,694
Voya Index Plus MidCap Portfolio - Class S	101	132

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Index Plus SmallCap Portfolio - Class I	$11,974	$12,702
Voya Index Plus SmallCap Portfolio - Class S	35	88
Voya International Index Portfolio - Class I	5,189	4,503
Voya International Index Portfolio - Class S	—	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	15,926	4,257
Voya Russell™ Large Cap Growth Index Portfolio - Class S	144	192
Voya Russell™ Large Cap Index Portfolio - Class I	29,002	4,579
Voya Russell™ Large Cap Index Portfolio - Class S	76	99
Voya Russell™ Large Cap Value Index Portfolio - Class I	138	144
Voya Russell™ Large Cap Value Index Portfolio - Class S	4,478	1,970
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,036	2,075
Voya Russell™ Mid Cap Index Portfolio - Class I	31,738	3,975
Voya Russell™ Small Cap Index Portfolio - Class I	12,181	3,452
Voya Small Company Portfolio - Class I	20,788	11,381
Voya Small Company Portfolio - Class S	51	10
Voya U.S. Bond Index Portfolio - Class I	6,301	3,401
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	21,452	12,824
Voya MidCap Opportunities Portfolio - Class S	184	293
Voya SmallCap Opportunities Portfolio - Class I	9,773	5,648
Voya SmallCap Opportunities Portfolio - Class S	13	38
Wanger Advisors Trust:
Wanger International	7,083	5,393
Wanger Select	19,504	9,516
Wanger USA	20,760	7,382
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	555	916
Washington Mutual Investors FundSM - Class R-4	24,692	7,632
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	60	21
Wells Fargo Small Company Growth Fund - Administrator Class	233	22
Wells Fargo Special Small Cap Value Fund - Class A	6,287	11,482

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A	577	1,001	(424)	8,765	10,671	(1,906)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	11,028	5,212	5,816	11,401	9,457	1,944
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	575,390	40,021	535,369	256,354	7,638	248,716
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	4,200	1,342	2,858	1,774	70	1,704
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	49,441	59,557	(10,116)	85,409	98,549	(13,140)
Invesco Small Cap Growth Fund - Class A	523	942	(419)	853	1,365	(512)
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	15,745	6,992	8,753	44,961	40,004	4,957
AIM Investment Funds:
Invesco Endeavor Fund - Class A	465	532	(67)	310	2,233	(1,923)
Invesco Global Health Care Fund - Investor Class	504	1,072	(568)	4,253	6,861	(2,608)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	13,732	4,077	9,655	15,076	2,236	12,840
AIM Sector Funds:
Invesco American Value Fund - Class R5	34,282	55,245	(20,963)	—	—	—
Invesco Energy Fund - Class R5	6,100	1,687	4,413	—	—	—
Invesco Small Cap Value Fund - Class A	5,843	7,194	(1,351)	—	—	—
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	107,740	189,861	(82,121)	—	—	—
Invesco V.I. Core Equity Fund - Series I Shares	421,015	627,952	(206,937)	—	—	—
Alger Funds:
Alger Capital Appreciation Fund - Class A	7,850	41,435	(33,585)	25,412	33,369	(7,957)
Alger Funds II:
Alger Green Fund - Class A	38,546	43,136	(4,590)	108,661	114,117	(5,456)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	463	67	396	867	349	518
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	1,670	(1,670)	—	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	6,918	10,475	(3,557)	10,448	9,046	1,402
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	280,853	423,645	(142,792)	1,091,832	1,334,467	(242,635)
Amana Income Fund - Investor Class	568,626	693,878	(125,252)	1,975,270	2,411,533	(436,263)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	81,982	135,508	(53,526)	68,600	185,810	(117,210)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	7,557	2,405	5,152	19,309	13,459	5,850
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	690,410	761,166	(70,756)	1,301,692	1,627,492	(325,800)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	81,453	134,618	(53,165)	749,533	795,864	(46,331)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	30,588	33,649	(3,061)	39,184	95,572	(56,388)
Fundamental InvestorsSM - Class R-4	1,098,205	835,829	262,376	1,327,446	1,110,780	216,666
American Mutual Fund®:
American Mutual Fund® - Class R-4	80,642	22,709	57,933	87,654	22,335	65,319
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	361,538	522,299	(160,761)	971,544	1,480,780	(509,236)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	3,357	7,918	(4,561)	—	—	—
Ariel Fund - Investor Class	137,828	238,007	(100,179)	—	—	—
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	192,842	399,989	(207,147)	487,906	296,467	191,439
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	45,435	50,551	(5,116)	17,894	40,137	(22,243)
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	123,771	16,428	107,343	17,140	241	16,899
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	815,132	736,175	78,957	1,536,043	295,234	1,240,809

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	5,355	501	4,854	5,937	991	4,946
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	190,166	186,174	3,992	426,513	549,033	(122,520)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	286,169	297,646	(11,477)	362,225	290,801	71,424
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	272,614	340,326	(67,712)	583,669	668,304	(84,635)
Capital Income Builder®:
Capital Income Builder® - Class R-4	318,458	62,885	255,573	44,231	8,760	35,471
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	20,346	27,035	(6,689)	13,673	8,509	5,164
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	318,184	271,416	46,768	411,623	340,986	70,637
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	1,312	1,745	(433)	115	2,823	(2,708)
ColumbiaSM Acorn® Fund - Class Z	81	480	(399)	—	3,326	(3,326)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	98,316	154,563	(56,247)	135,026	222,366	(87,340)
Columbia Mid Cap Value Fund - Class Z	—	—	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1,515	3,781	(2,266)	3,161	1,858	1,303
Davis Series Inc.:
Davis Financial Fund - Class Y	4,244	260	3,984	100	—	100
Delaware Group® Adviser Funds:
Delaware Diversified Income Fund - Class A	50,624	86,790	(36,166)	702,421	693,477	8,944
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	355,518	20,187	335,331	141,426	1,860	139,566
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	142,888	51,206	91,682	56,373	26,538	29,835
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	909	2,085	(1,176)	789	469	320

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	53,516	5,690	47,826	3,691	257	3,434
Emerging Markets Core Equity Portfolio - Institutional Class	59,980	4,570	55,410	22,799	207	22,592
U.S. Targeted Value Portfolio - Institutional Class	554,315	38,138	516,177	274,969	7,718	267,251
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	9,084	20,785	(11,701)	8,644	9,810	(1,166)
Dodge & Cox Stock Fund	3,668	7,741	(4,073)	5,442	3,150	2,292
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	4,031	8,181	(4,150)	—	—	—
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	293	4,584	(4,291)	613	774	(161)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	99,759	155,738	(55,979)	92,554	127,423	(34,869)
EuroPacific Growth Fund® - Class R-4	1,872,348	2,486,129	(613,781)	5,169,893	5,547,179	(377,286)
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	45,879	26,194	19,685	—	—	—
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,490,423	3,286,986	(796,563)	3,024,991	4,186,559	(1,161,568)
Fidelity® VIP Growth Portfolio - Initial Class	1,551,193	2,351,576	(800,383)	1,283,570	2,045,856	(762,286)
Fidelity® VIP High Income Portfolio - Initial Class	154,264	187,684	(33,420)	921,688	1,001,754	(80,066)
Fidelity® VIP Overseas Portfolio - Initial Class	196,591	353,216	(156,625)	740,448	752,988	(12,540)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,074,074	9,411,938	(2,337,864)	9,338,983	13,429,832	(4,090,849)
Fidelity® VIP Index 500 Portfolio - Initial Class	522,169	448,119	74,050	4,482,826	4,470,148	12,678
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	232	—	232	—	—	—
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	63,749	134,157	(70,408)	798,412	834,385	(35,973)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	20,991	26,752	(5,761)	26,860	62,976	(36,116)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	9,601	10,730	(1,129)	17,879	3,599	14,280

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Strategic Series (continued):
Franklin Natural Resources Fund - Advisor Class	8,869	4,935	3,934	630	22	608
Franklin Small-Mid Cap Growth Fund - Class A	5,187	6,820	(1,633)	7,249	7,866	(617)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,288,610	1,423,183	(134,573)	1,521,407	2,182,234	(660,827)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	553	80	473	570	—	570
Growth Fund of America®:
Growth Fund of America® - Class R-3	185,355	294,959	(109,604)	168,488	330,496	(162,008)
Growth Fund of America® - Class R-4	1,402,556	2,601,751	(1,199,195)	5,377,131	6,574,765	(1,197,634)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	1	—	1
The Hartford Dividend And Growth Fund - Class R4	20	42	(22)	39	—	39
The Hartford International Opportunities Fund - Class R4	16,471	1,308	15,163	—	—	—
Income Fund of America®:
Income Fund of America® - Class R-3	47,565	92,015	(44,450)	30,995	58,913	(27,918)
Ivy Equity Funds:
Ivy Science and Technology Fund - Class Y	262,765	151,709	111,056	222,168	45,199	176,969
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	46	227	(181)	65	352	(287)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	216	1,123	(907)	391	1,224	(833)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	—	851	(851)	142	261	(119)
Janus Aspen Series Global Research Portfolio - Institutional Shares	95	1,038	(943)	208	1,098	(890)
Janus Aspen Series Janus Portfolio - Institutional Shares	48	1,364	(1,316)	57	89	(32)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	38,993	2,263	36,730	19,596	2,523	17,073
JPMorgan Government Bond Fund - Select Class	43,993	46,564	(2,571)	133,330	79,978	53,352
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	—	5	(5)	2	—	2
Lazard International Equity Portfolio - Open Shares	40,409	11,704	28,705	—	—	—
Lazard US Mid Cap Equity Portfolio - Open Shares	—	418,887	(418,887)	234,948	138,506	96,442

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	8,818	2,766	6,052	27,530	2,297	25,233
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	42,254	382	41,872	—	—	—
LKCM Aquinas Growth Fund	—	26,589	(26,589)	2,944	1,422	1,522
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	95,650	109,887	(14,237)	131,685	203,356	(71,671)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	49,985	53,796	(3,811)	216,835	132,612	84,223
Loomis Sayles Value Fund - Class Y	1,473	237	1,236	1,268	318	950
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	2,665	5,991	(3,326)	3,064	1,735	1,329
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	3,480	5,136	(1,656)	3,631	109,785	(106,154)
Lord Abbett Short Duration Income Fund - Class R4	289,325	33,130	256,195	—	—	—
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	3,445	7,878	(4,433)	24,421	36,224	(11,803)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	16,428	21,397	(4,969)	7,798	9,793	(1,995)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	7,223	13,203	(5,980)	10,370	8,242	2,128
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	976,569	1,328,436	(351,867)	1,699,797	2,050,593	(350,796)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—	—	—	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	1,326	2,599	(1,273)	5,833	33,914	(28,081)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	758,786	85,411	673,375	384,019	16,153	367,866
Metropolitan West Total Return Bond Fund - Class M	787,947	605,736	182,211	1,041,430	525,135	516,295
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	834	—	834	3,715	17	3,698

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS® Series Trust X:
MFS® International Value Fund - Class R3	20,023	895	19,128	7,682	307	7,375
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	5,214	3,120	2,094	5,133	2,901	2,232
Neuberger Berman Socially Responsive Fund - Institutional Class	93,855	10,930	82,925	38,523	659	37,864
Neuberger Berman Socially Responsive Fund - Trust Class	111,998	142,149	(30,151)	134,641	213,704	(79,063)
New Perspective Fund®:
New Perspective Fund® - Class R-3	31,297	46,316	(15,019)	29,935	36,124	(6,189)
New Perspective Fund® - Class R-4	1,213,499	1,063,810	149,689	1,855,348	1,712,312	143,036
New World Fund®, Inc.:
New World Fund® - Class R-4	16,909	2,170	14,739	18,096	394	17,702
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	148,532	76,142	72,390	200,934	208,697	(7,763)
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I	—	41,417	(41,417)	81,085	49,529	31,556
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	433	1,472	(1,039)	76	1,323	(1,247)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	429,045	634,450	(205,405)	1,711,719	1,977,076	(265,357)
Oppenheimer Developing Markets Fund - Class Y	529,383	596,697	(67,314)	546,983	473,223	73,760
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,001	1,614	387	3,326	1,289	2,037
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	10,286	883	9,403	3,214	3,186	28
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	17,959	1,963	15,996	13,081	1,875	11,206
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y	21,352	2,746	18,606	13,876	529	13,347
Oppenheimer Main Street Fund:
Oppenheimer Main Street Fund® - Class A	19,700	3,148	16,552	—	—	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	11,881	12,005	(124)	12,585	12,711	(126)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Variable Account Funds (continued):
Oppenheimer Global Fund/VA	32	360	(328)	139	234	(95)
Oppenheimer Global Strategic Income Fund/VA	6	545	(539)	54	—	54
Oppenheimer Main Street Small Cap Fund®/VA	47,087	47,568	(481)	70,912	71,608	(696)
Oppenheimer Main Street Small Cap Fund®/VA	213,300	298,108	(84,808)	331,804	412,660	(80,856)
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	306,576	200,670	105,906	1,894,695	1,621,254	273,441
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class	222,729	471,915	(249,186)	1,080,917	1,319,582	(238,665)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	343,211	184,654	158,557	127,538	31,275	96,263
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	859,617	1,358,086	(498,469)	2,661,016	4,127,334	(1,466,318)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	216,437	94,060	122,377	871,989	738,433	133,556
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	27,150	66,966	(39,816)	26,386	37,121	(10,735)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	13,081	33,553	(20,472)	31,753	42,918	(11,165)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	351,769	462,014	(110,245)	465,166	638,409	(173,243)
Pioneer Equity Income VCT Portfolio - Class I	1,731	4,363	(2,632)	2,259	52	2,207
Pioneer High Yield VCT Portfolio - Class I	170,159	259,646	(89,487)	228,484	424,842	(196,358)
Pioneer Mid Cap Value VCT Portfolio - Class I	110	110	—	—	—	—
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	3,431	527	2,904	4,115	1,657	2,458
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	69,985	157,312	(87,327)	164,644	214,060	(49,416)
Columbia Diversified Equity Income Fund - Class R4	733	979	(246)	949	1,682	(733)
Royce Fund:
Royce Total Return Fund - K Class	134	120	14	15	—	15

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	413,938	72,542	341,396	54,675	6,962	47,713
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	238,881	253,863	(14,982)	475,133	282,207	192,926
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	847,082	75,173	771,909	363,391	5,469	357,922
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	12,371	8,801	3,570	6,440	9,843	(3,403)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	3,398	2,263	1,135	4,764	8,483	(3,719)
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	632,847	284,768	348,079	299,585	50,785	248,800
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	13,998	16,500	(2,502)	14,923	77,559	(62,636)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	295,018	902,902	(607,884)	445,912	866,121	(420,209)
Templeton Global Bond Fund - Class A	676,302	1,558,300	(881,998)	1,446,646	2,566,812	(1,120,166)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,165	6	1,159	1,546	3	1,543
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	27	3,634	(3,607)	894	636	258
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	416,934	21,957	394,977	162,835	3,218	159,617
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	4,438,309	3,403,302	1,035,007	2,813,741	2,566,661	247,080
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	241	1,411	(1,170)	302	99	203
Equity Income Portfolio	7,789	10,500	(2,711)	1,949	2,442	(493)
Small Company Growth Portfolio	159	1	158	124	1	123
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	7,117	2,250	4,867	3,996	9	3,987
Victory Sycamore Established Value Fund - Class A	158,008	14,250	143,758	—	—	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Victory Portfolios (continued):
Victory Sycamore Small Company Opportunity Fund - Class R	344	233	111	328	143	185
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,529,102	7,336,697	(807,595)	6,369,412	7,407,079	(1,037,667)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	3,007	5,815	(2,808)	17,921	11,330	6,591
Voya Real Estate Fund - Class A	4,809	24,641	(19,832)	11,257	34,830	(23,573)
Voya Large-Cap Growth Fund - Class A	1,437	1	1,436	934	5	929
Voya Funds Trust:
Voya Floating Rate Fund - Class A	15,967	1,700	14,267	—	—	—
Voya GNMA Income Fund - Class A	101,423	102,430	(1,007)	72,482	89,954	(17,472)
Voya Intermediate Bond Fund - Class A	41,510	86,545	(45,035)	41,265	66,141	(24,876)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	25,943,029	26,998,382	(1,055,353)	40,479,458	35,667,006	4,812,452
Voya Intermediate Bond Portfolio - Class S	8,371	17,727	(9,356)	136,282	17,936	118,346
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	472,849	199,592	273,257	228,087	82,785	145,302
Voya High Yield Portfolio - Adviser Class	812	770	42	16	757	(741)
Voya High Yield Portfolio - Institutional Class	406,461	394,009	12,452	1,202,791	1,354,862	(152,071)
Voya High Yield Portfolio - Service Class	292,134	328,804	(36,670)	299,004	539,407	(240,403)
Voya Large Cap Growth Portfolio - Adviser Class	224	2,690	(2,466)	1,954	5,043	(3,089)
Voya Large Cap Growth Portfolio - Institutional Class	3,321,328	4,725,728	(1,404,400)	8,520,849	9,311,643	(790,794)
Voya Large Cap Growth Portfolio - Service Class	99,657	68,502	31,155	—	—	—
Voya Large Cap Value Portfolio - Adviser Class	4	221	(217)	8	211	(203)
Voya Large Cap Value Portfolio - Institutional Class	4,656,907	7,276,610	(2,619,703)	6,785,389	9,689,622	(2,904,233)
Voya Large Cap Value Portfolio - Service Class	39,470	53,436	(13,966)	56,177	50,087	6,090
Voya Limited Maturity Bond Portfolio - Adviser Class	3,535	6,224	(2,689)	9,027	7,198	1,829
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	200,214	329,297	(129,083)	495,793	660,716	(164,923)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	3,343	5,380	(2,037)	5,401	4,452	949
Voya U.S. Stock Index Portfolio - Institutional Class	356,459	170,231	186,228	365,481	528,907	(163,426)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	1,830	988	842	134	498	(364)
VY® Clarion Global Real Estate Portfolio - Adviser Class	2,877	396	2,481	3,118	3,129	(11)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Clarion Global Real Estate Portfolio - Institutional Class	859,995	1,141,003	(281,008)	3,242,665	3,411,818	(169,153)
VY® Clarion Real Estate Portfolio - Adviser Class	3,180	—	3,180	308	1,337	(1,029)
VY® Clarion Real Estate Portfolio - Institutional Class	1,661,313	1,673,423	(12,110)	2,297,928	2,309,322	(11,394)
VY® Clarion Real Estate Portfolio - Service Class	638,103	817,356	(179,253)	1,004,962	1,277,871	(272,909)
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	248,337	548,924	(300,587)	319,774	646,422	(326,648)
VY® FMR® Diversified Mid Cap Portfolio - Service Class	235,171	444,391	(209,220)	346,354	491,911	(145,557)
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class	—	2,161	(2,161)	—	752	(752)
VY® Invesco Growth and Income Portfolio - Institutional Class	262,741	248,398	14,343	257,976	256,446	1,530
VY® Invesco Growth and Income Portfolio - Service Class	241,705	338,182	(96,477)	309,775	324,941	(15,166)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	2,908	1,978	930	680	3,745	(3,065)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	231,576	223,729	7,847	1,337,502	1,443,994	(106,492)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	297,253	282,563	14,690	215,212	285,211	(69,999)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	37	1,186	(1,149)	1,692	507	1,185
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	355,212	242,083	113,129	466,474	187,724	278,750
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	259,395	239,053	20,342	340,039	269,544	70,495
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	1,201	—	1,201	30	—	30
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	6,840	7,450	(610)	4,477	3,976	501
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,728,997	1,018,185	1,710,812	2,623,581	1,237,719	1,385,862
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	6,380,354	4,331,418	2,048,936	8,477,339	6,831,845	1,645,494
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	3,788	14,244	(10,456)	1,756	11,655	(9,899)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,289,551	2,512,782	(223,231)	786,931	1,644,156	(857,225)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	379	662	(283)	887	3,326	(2,439)
VY® T. Rowe Price International Stock Portfolio - Service Class	68,671	100,530	(31,859)	174,092	181,950	(7,858)
VY® Templeton Global Growth Portfolio - Institutional Class	16,949	21,634	(4,685)	4,964	5,219	(255)
VY® Templeton Global Growth Portfolio - Service Class	51,466	111,081	(59,615)	77,365	150,591	(73,226)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	16,126,511	15,707,086	419,425	14,183,575	14,630,963	(447,388)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	1,058	1,203	(145)	2,710	1,915	795
Voya Multi-Manager International Small Cap Fund - Class A	4,278	5,247	(969)	3,451	4,993	(1,542)
Voya Multi-Manager International Small Cap Fund - Class I	22,992	20,249	2,743	—	—	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	3,627	3,472	155	5,643	4,843	800
Voya Global Bond Portfolio - Initial Class	2,525,196	2,964,835	(439,639)	3,561,328	4,549,736	(988,408)
Voya Global Bond Portfolio - Service Class	30,279	44,632	(14,353)	17,619	21,520	(3,901)
Voya Index Solution 2025 Portfolio - Initial Class	127,301	35,965	91,336	215,163	23,224	191,939
Voya Index Solution 2025 Portfolio - Service Class	65,721	61,038	4,683	126,468	134,965	(8,497)
Voya Index Solution 2025 Portfolio - Service 2 Class	239,766	214,561	25,205	102,446	138,805	(36,359)
Voya Index Solution 2035 Portfolio - Initial Class	113,667	30,160	83,507	283,709	29,772	253,937
Voya Index Solution 2035 Portfolio - Service Class	57,021	50,693	6,328	152,698	58,984	93,714
Voya Index Solution 2035 Portfolio - Service 2 Class	122,248	114,147	8,101	64,280	101,814	(37,534)
Voya Index Solution 2045 Portfolio - Initial Class	132,652	13,079	119,573	267,699	25,311	242,388
Voya Index Solution 2045 Portfolio - Service Class	40,786	21,323	19,463	72,475	48,546	23,929
Voya Index Solution 2045 Portfolio - Service 2 Class	130,727	103,217	27,510	53,424	63,339	(9,915)
Voya Index Solution 2055 Portfolio - Initial Class	57,606	15,216	42,390	81,161	15,925	65,236
Voya Index Solution 2055 Portfolio - Service Class	28,114	14,473	13,641	38,274	19,256	19,018
Voya Index Solution 2055 Portfolio - Service 2 Class	29,654	14,672	14,982	20,158	9,605	10,553
Voya Index Solution Income Portfolio - Initial Class	47,921	24,184	23,737	267,660	85,102	182,558
Voya Index Solution Income Portfolio - Service Class	25,483	56,086	(30,603)	105,171	87,142	18,029
Voya Index Solution Income Portfolio - Service 2 Class	79,057	93,779	(14,722)	117,691	39,487	78,204
Voya Solution 2025 Portfolio - Adviser Class	564	2,250	(1,686)	1,565	4,918	(3,353)
Voya Solution 2025 Portfolio - Initial Class	73,143	68,095	5,048	185,121	98,586	86,535
Voya Solution 2025 Portfolio - Service Class	1,401,930	1,570,295	(168,365)	1,874,226	2,454,750	(580,524)
Voya Solution 2025 Portfolio - Service 2 Class	265,569	427,113	(161,544)	238,520	370,403	(131,883)
Voya Solution 2035 Portfolio - Adviser Class	13,394	712	12,682	2,323	2,740	(417)
Voya Solution 2035 Portfolio - Initial Class	65,226	121,845	(56,619)	198,592	112,305	86,287
Voya Solution 2035 Portfolio - Service Class	1,307,656	1,256,342	51,314	1,530,391	1,862,602	(332,211)
Voya Solution 2035 Portfolio - Service 2 Class	287,204	283,777	3,427	194,454	252,431	(57,977)
Voya Solution 2045 Portfolio - Adviser Class	20	1	19	10	5,443	(5,433)
Voya Solution 2045 Portfolio - Initial Class	57,939	38,933	19,006	176,959	132,030	44,929
Voya Solution 2045 Portfolio - Service Class	1,055,162	846,831	208,331	1,173,044	1,290,757	(117,713)
Voya Solution 2045 Portfolio - Service 2 Class	208,761	209,275	(514)	153,030	179,705	(26,675)
Voya Solution 2055 Portfolio - Initial Class	35,558	47,788	(12,230)	114,413	74,206	40,207

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Solution 2055 Portfolio - Service Class	399,601	192,722	206,879	394,829	171,074	223,755
Voya Solution 2055 Portfolio - Service 2 Class	64,006	51,708	12,298	43,771	24,854	18,917
Voya Solution Balanced Portfolio - Service Class	78,521	84,853	(6,332)	102,544	64,660	37,884
Voya Solution Income Portfolio - Adviser Class	4,765	4,477	288	57,613	4,761	52,852
Voya Solution Income Portfolio - Initial Class	98,614	113,787	(15,173)	369,892	87,918	281,974
Voya Solution Income Portfolio - Service Class	524,926	1,228,194	(703,268)	4,901,763	1,124,728	3,777,035
Voya Solution Income Portfolio - Service 2 Class	218,190	335,269	(117,079)	600,937	166,050	434,887
Voya Solution Moderately Conservative Portfolio - Service Class	96,891	75,142	21,749	113,072	126,645	(13,573)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	703	1,481	(778)	109	3,455	(3,346)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	475,365	116,105	359,260	282,485	222,824	59,661
VY® American Century Small-Mid Cap Value Portfolio - Service Class	2,502,206	2,312,686	189,520	1,075,854	1,380,186	(304,332)
VY® Baron Growth Portfolio - Adviser Class	560	2,284	(1,724)	1,357	4,395	(3,038)
VY® Baron Growth Portfolio - Service Class	1,299,486	2,139,010	(839,524)	2,724,424	3,568,296	(843,872)
VY® Columbia Contrarian Core Portfolio - Service Class	364,216	429,879	(65,663)	192,921	228,272	(35,351)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	9,686	(9,686)	2,119	308	1,811
VY® Columbia Small Cap Value II Portfolio - Service Class	97,251	108,300	(11,049)	173,434	83,200	90,234
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	—	221,931	(221,931)	442	56,137	(55,695)
VY® Invesco Comstock Portfolio - Adviser Class	782	5,608	(4,826)	2,194	3,486	(1,292)
VY® Invesco Comstock Portfolio - Service Class	1,028,537	1,419,522	(390,985)	1,310,888	1,812,196	(501,308)
VY® Invesco Equity and Income Portfolio - Adviser Class	55	8,657	(8,602)	503	5,867	(5,364)
VY® Invesco Equity and Income Portfolio - Initial Class	7,001,447	8,760,348	(1,758,901)	7,222,125	8,959,884	(1,737,759)
VY® Invesco Equity and Income Portfolio - Service Class	15,153	10,074	5,079	29,247	148,062	(118,815)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	2,231	2,216	15	715	4,934	(4,219)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	103,407	84,100	19,307	591,928	562,379	29,549
VY® JPMorgan Mid Cap Value Portfolio - Service Class	998,167	1,065,427	(67,260)	1,021,474	1,161,740	(140,266)
VY® Oppenheimer Global Portfolio - Adviser Class	775	9,616	(8,841)	1,144	3,695	(2,551)
VY® Oppenheimer Global Portfolio - Initial Class	4,041,707	6,305,438	(2,263,731)	11,036,053	12,720,545	(1,684,492)
VY® Oppenheimer Global Portfolio - Service Class	5,819	7,812	(1,993)	7,838	6,620	1,218
VY® Pioneer High Yield Portfolio - Initial Class	1,083,827	1,299,798	(215,971)	1,701,331	2,179,299	(477,968)
VY® Pioneer High Yield Portfolio - Service Class	35,680	35,888	(208)	11,113	10,882	231
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	157	3,793	(3,636)	1,067	1,607	(540)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,597,795	3,812,428	(1,214,633)	7,760,490	8,333,627	(573,137)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	16,093	16,441	(348)	8,626	11,469	(2,843)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	13,974	27,965	(13,991)	1,798	11,002	(9,204)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	3,400,818	3,883,955	(483,137)	5,284,139	4,836,273	447,866
VY® T. Rowe Price Growth Equity Portfolio - Service Class	31,768	59,438	(27,670)	53,483	66,765	(13,282)
VY® Templeton Foreign Equity Portfolio - Adviser Class	835	13,683	(12,848)	476	5,303	(4,827)
VY® Templeton Foreign Equity Portfolio - Initial Class	2,627,021	3,454,656	(827,635)	4,485,585	5,230,598	(745,013)
VY® Templeton Foreign Equity Portfolio - Service Class	5,104	10,074	(4,970)	5,446	6,296	(850)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	313,748	136,605	177,143	173,091	20,461	152,630
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,035,362	1,210,130	(174,768)	1,278,211	1,467,535	(189,324)
Voya Strategic Allocation Growth Portfolio - Class I	969,092	1,177,509	(208,417)	1,103,257	1,263,818	(160,561)
Voya Strategic Allocation Moderate Portfolio - Class I	1,057,932	1,252,224	(194,292)	1,220,786	1,435,849	(215,063)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	779	14,126	(13,347)	661	10,772	(10,111)
Voya Growth and Income Portfolio - Class I	9,421,459	12,823,825	(3,402,366)	10,248,189	13,852,574	(3,604,385)
Voya Growth and Income Portfolio - Class S	6,598	5,985	613	7,985	7,927	58
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	2,993,960	4,338,574	(1,344,614)	31,635,125	21,338,534	10,296,591
Voya Global Equity Portfolio - Class S	130,411	251,952	(121,541)	2,801,631	1,560,599	1,241,032
Voya Index Plus LargeCap Portfolio - Class I	4,245,445	4,926,064	(680,619)	3,618,370	4,488,270	(869,900)
Voya Index Plus LargeCap Portfolio - Class S	1,185	1,754	(569)	2,987	5,056	(2,069)
Voya Index Plus MidCap Portfolio - Class I	2,071,512	2,458,795	(387,283)	3,256,984	3,975,200	(718,216)
Voya Index Plus MidCap Portfolio - Class S	1,763	4,910	(3,147)	401	3,356	(2,955)
Voya Index Plus SmallCap Portfolio - Class I	2,906,551	3,086,136	(179,585)	2,237,117	2,617,497	(380,380)
Voya Index Plus SmallCap Portfolio - Class S	1,308	4,778	(3,470)	1,181	711	470
Voya International Index Portfolio - Class I	1,305,247	1,285,432	19,815	1,485,915	1,125,946	359,969
Voya International Index Portfolio - Class S	14	3	11	12	6	6
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,162,517	712,991	449,526	1,300,721	1,001,447	299,274
Voya Russell™ Large Cap Growth Index Portfolio - Class S	11,765	14,043	(2,278)	10,714	8,737	1,977

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Index Portfolio - Class I	2,302,302	860,567	1,441,735	1,484,267	894,120	590,147
Voya Russell™ Large Cap Index Portfolio - Class S	367,455	368,485	(1,030)	131,891	132,967	(1,076)
Voya Russell™ Large Cap Value Index Portfolio - Class I	6,328	6,875	(547)	11,340	8,429	2,911
Voya Russell™ Large Cap Value Index Portfolio - Class S	260,963	152,490	108,473	215,966	135,052	80,914
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	154,460	115,874	38,586	177,362	129,895	47,467
Voya Russell™ Mid Cap Index Portfolio - Class I	1,637,650	655,275	982,375	1,666,116	656,591	1,009,525
Voya Russell™ Small Cap Index Portfolio - Class I	691,110	426,349	264,761	727,100	374,914	352,186
Voya Small Company Portfolio - Class I	2,538,968	2,587,047	(48,079)	1,669,877	1,861,006	(191,129)
Voya Small Company Portfolio - Class S	888	391	497	874	84	790
Voya U.S. Bond Index Portfolio - Class I	669,259	458,111	211,148	529,320	441,103	88,217
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	854,291	950,748	(96,457)	2,118,456	2,154,346	(35,890)
Voya MidCap Opportunities Portfolio - Class S	9,596	20,273	(10,677)	16,825	24,157	(7,332)
Voya SmallCap Opportunities Portfolio - Class I	749,727	671,142	78,585	1,669,881	1,011,675	658,206
Voya SmallCap Opportunities Portfolio - Class S	92	1,525	(1,433)	558	1,272	(714)
Wanger Advisors Trust:
Wanger International	516,159	689,761	(173,602)	1,179,851	1,301,599	(121,748)
Wanger Select	196,961	561,497	(364,536)	408,950	873,869	(464,919)
Wanger USA	324,315	471,608	(147,293)	522,396	680,432	(158,036)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	53,975	78,606	(24,631)	48,824	143,109	(94,285)
Washington Mutual Investors FundSM - Class R-4	1,448,790	967,322	481,468	2,803,251	2,961,939	(158,688)
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	3,005	1,401	1,604	1,024	1,067	(43)
Wells Fargo Small Company Growth Fund - Administrator Class	21,119	2,337	18,782	—	—	—
Wells Fargo Special Small Cap Value Fund - Class A	255,474	434,329	(178,855)	2,172,165	2,412,115	(239,950)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Growth and Income Fund - Class A
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
2013		11	$16.81	to	$17.66	$183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
2012		16	$12.65	to	$13.23	$201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
AB VPS Growth and Income Portfolio - Class A
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
2013		38	$17.76	to	$17.93	$674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
2012		36	$13.33	to	$13.44	$476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
Aberdeen International Equity Fund - Institutional Class
2016		784		$8.79		$6,893	2.63%		—			6.55%
2015	7/14/2015	249		$8.25		$2,052	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Invesco Floating Rate Fund - Class R5
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%
2014	7/29/2014	3	$9.90	to	$9.92	$32	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2016		187	$18.57	to	$23.53	$3,791	0.29%	0.15%	to	1.70%	10.34%	to	11.81%
2015		197	$16.83	to	$21.22	$3,609	0.03%	0.15%	to	1.60%	-5.87%	to	-4.45%
2014		211	$17.86	to	$22.40	$4,057	—	0.15%	to	1.70%	2.73%	to	4.35%
2013		246	$17.35	to	$21.65	$4,574	—	0.15%	to	1.70%	27.06%	to	28.99%
2012		314	$13.63	to	$16.93	$4,552	0.51%	0.00%	to	1.70%	8.48%	to	10.43%
Invesco Small Cap Growth Fund - Class A
2016		3		$26.22		$72	—		1.00%			10.21%
2015		3		$23.79		$75	—		1.00%			-2.82%
2014		4		$24.48		$90	—		1.00%			6.57%
2013		2		$22.97		$38	—		1.00%			38.54%
2012		2		$16.58		$26	—		1.00%			17.17%
Invesco International Growth Fund - Class R5
2016		48		$11.46		$547	1.69%		0.85%			-1.38%
2015		39		$11.62		$453	1.63%		0.85%			-3.09%
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
2013		18		$12.08		$217	2.43%		0.95%			17.97%
2012	11/30/2012	3		$10.24		$30	(a)		0.95%			(a)
Invesco Endeavor Fund - Class A
2016		1	$20.00	to	$21.21	$12	—	0.45%	to	1.30%	19.26%	to	20.31%
2015		1	$16.77	to	$17.63	$11	—	0.45%	to	1.30%	-11.86%	to	-11.18%
2014		3	$19.14	to	$19.85	$51	—	0.45%	to	1.20%	6.77%	to	7.12%
2013		3	$17.86	to	$18.53	$63	—	0.45%	to	1.40%	26.22%	to	27.44%
2012		2	$14.15	to	$14.54	$36	(f)	0.45%	to	1.40%		(f)
Invesco Global Health Care Fund - Investor Class
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
2015		4	$65.38	to	$71.47	$258	—	0.65%	to	1.50%	1.46%	to	2.32%
2014		6	$64.44	to	$70.86	$442	—	0.50%	to	1.50%	18.56%	to	19.76%
2013		6	$54.35	to	$59.17	$356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%
2012		6	$38.71	to	$41.72	$234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco High Yield Fund - Class R5
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
2015		16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
2014	8/6/2014	4	$9.71	to	$9.77	$35	(c)	0.40%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Invesco American Value Fund - Class R5
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
2015		85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
2014	6/16/2014	21	$10.83	to	$10.86	$231	(c)	0.95%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Invesco Energy Fund - Class R5
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%
2015		2	$5.25	to	$5.29	$9	—	0.95%	to	1.40%	-30.09%	to	-29.75%
2014	8/27/2014	0	$7.51	to	$7.53	$0	(c)	1.05%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Invesco Small Cap Value Fund - Class A
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
2015		12	$23.81	to	$26.22	$305	—	0.20%	to	1.65%	-10.32%	to	-8.99%
2014		15	$26.40	to	$28.81	$423	—	0.20%	to	1.75%	5.31%	to	6.90%
2013		12	$25.07	to	$26.95	$318	—	0.20%	to	1.75%	41.72%	to	43.25%
2012		8	$17.69	to	$18.65	$141	—	0.30%	to	1.75%	20.42%	to	22.13%
Invesco V.I. American Franchise Fund - Series I Shares
2016		569	$15.03	to	$59.21	$23,516	—	0.00%	to	1.50%	0.74%	to	2.28%
2015		652	$14.92	to	$57.89	$26,133	—	0.00%	to	1.50%	3.40%	to	5.01%
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%
2013		698	$13.50	to	$50.84	$26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%
2012	4/27/2012	702	$9.77	to	$36.28	$19,755	(a)	0.00%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I Shares
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
2015		2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
2013		2,807	$11.63	to	$20.68	$40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
2012		3,096	$9.11	to	$16.08	$34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
Alger Capital Appreciation Fund - Class A
2016		22	$20.51	to	$21.90	$481	—	0.60%	to	1.55%	-1.20%	to	-0.37%
2015		56	$20.76	to	$22.48	$1,225	—	0.20%	to	1.55%	5.39%	to	6.04%
2014		64	$20.24	to	$21.20	$1,335	—	0.20%	to	1.15%	11.91%	to	12.55%
2013		39	$18.13	to	$18.75	$723	—	0.25%	to	1.10%	34.20%	to	34.60%
2012	5/1/2012	35	$13.55	to	$13.93	$492	(a)	0.25%	to	1.20%		(a)
Alger Green Fund - Class A
2016		171	$13.07	to	$22.99	$3,644	—	0.00%	to	1.50%	0.49%	to	2.00%
2015		176	$12.99	to	$22.54	$3,708	—	0.00%	to	1.50%	0.94%	to	2.45%
2014		181	$12.85	to	$22.00	$3,775	—	0.00%	to	1.50%	3.22%	to	4.81%
2013		209	$12.42	to	$20.99	$4,212	—	0.00%	to	1.50%	32.75%	to	34.72%
2012		135	$9.35	to	$15.58	$2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
AllianzGI NFJ Dividend Value Fund - Class A
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
2015		12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
2013		12	$20.05	to	$20.33	$246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
2012		13	$15.74	to	$15.91	$206	2.60%	0.70%	to	1.00%		12.83%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2016		—		$13.98		$6	2.28%		0.80%			13.47%
2015		2		$12.32		$26	3.77%		0.80%			-6.10%
2014		2		$13.12		$27	3.85%		0.80%			10.72%
2013		2		$11.85		$25	3.33%		0.80%			31.67%
2012		4		$9.00		$35	2.58%		0.80%			13.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
2015		22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
2013		23	$24.05	to	$26.82	$584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
2012		20	$18.59	to	$20.50	$400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
Amana Growth Fund - Investor Class
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%
2015		2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
2013		2,537	$13.97	to	$19.22	$39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
2012		2,780	$11.55	to	$15.64	$35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
Amana Income Fund - Investor Class
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
2015		3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
2013		4,314	$15.07	to	$19.47	$72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
2012		3,978	$11.79	to	$15.12	$51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
American Balanced Fund® - Class R-3
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
2015		266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
2013		415	$16.00	to	$18.65	$7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
2012		396	$13.39	to	$15.37	$5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
American Beacon Small Cap Value Fund - Investor Class
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
2015		12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
2014	5/16/2014	6	$10.60	to	$10.61	$64	(c)	0.95%	to	1.00%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
2015		2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
2013		2,767	$11.41	to	$12.46	$32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
2012		4,134	$12.79	to	$13.71	$54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
American Century Investments® Income & Growth Fund - A Class
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%
2015		590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
2013		624	$15.41	to	$49.43	$9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
2012		552	$11.52	to	$36.79	$6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
Fundamental InvestorsSM - Class R-3
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
2015		92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
2013		143	$12.71	to	$13.88	$1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
2012		116	$9.85	to	$10.59	$1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
Fundamental InvestorsSM - Class R-4
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
2015		4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
2013		3,811	$12.97	to	$14.11	$51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
2012		3,619	$10.01	to	$10.73	$37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
American Mutual Fund® - Class R-4
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
2015		193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%
2013		59	$14.60	to	$15.24	$888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%
2012		5	$11.58	to	$11.74	$61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AMG Managers Fairpointe Mid Cap Fund - Class N
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
2015		2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
2013		1,924	$14.21	to	$18.57	$33,435	—	0.00%	to	1.50%	42.35%	to	44.51%
2012		712	$9.93	to	$12.85	$8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
Ariel Appreciation Fund - Investor Class
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%
2015		26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
2013		35	$19.20	to	$21.84	$740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
2012		59	$13.38	to	$15.02	$866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
Ariel Fund - Investor Class
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
2013		571	$17.00	to	$27.52	$10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
2012		258	$11.93	to	$18.86	$3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
Artisan International Fund - Investor Shares
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
2015		1,338	$10.26	to	$18.07	$14,558	0.47%	0.00%	to	1.50%	-5.26%	to	-3.85%
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
2013		885	$11.10	to	$19.92	$10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
2012		537	$9.00	to	$15.91	$5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
BlackRock Equity Dividend Fund - Investor A Shares
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%
2013		84	$16.38	to	$17.40	$1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%
2012		74	$13.39	to	$14.01	$1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2016		124	$9.35	to	$10.05	$1,228	—	0.10%	to	1.40%	-7.06%	to	-5.81%
2015	12/7/2015	17	$10.07	to	$10.15	$171	(d)	0.10%	to	1.25%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2016		1,320	$9.29	to	$9.53	$12,358	—	0.00%	to	1.50%	-7.47%	to	-6.02%
2015	5/5/2015	1,241	$10.04	to	$10.14	$12,497	(d)	0.00%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
2015		7	$9.42	to	$9.59	$66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
2014	8/5/2014	2	$10.24	to	$10.30	$21	(c)	0.40%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
2013		696	$22.33	to	$23.94	$16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
2012		556	$17.00	to	$17.96	$9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
Bond Fund of AmericaSM - Class R-4
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%
2013		819	$10.97	to	$11.94	$9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%
2012		942	$11.36	to	$12.18	$10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
2013		1,917	$12.44	to	$41.44	$52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
2012		1,973	$10.64	to	$35.53	$46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
Capital Income Builder® - Class R-4
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
2015	5/21/2015	35	$9.28	to	$9.34	$330	(d)	0.40%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Capital World Growth & Income FundSM - Class R-3
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
2013		37	$17.80	to	$18.87	$685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
2012		35	$14.48	to	$15.15	$513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
Cohen & Steers Realty Shares, Inc.
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%
2013		220	$10.93	to	$11.37	$2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
2012		197	$10.76	to	$11.03	$2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
ColumbiaSM Acorn® Fund - Class A
2016		2	$19.46	to	$20.01	$43	—	0.80%	to	1.20%	9.06%	to	9.17%
2015		3	$18.11	to	$18.33	$47	—	0.80%	to	1.00%	-2.84%	to	-2.66%
2014		5	$18.64	to	$18.92	$100	—	0.70%	to	1.00%	-0.48%	to	-0.26%
2013		5	$18.40	to	$18.88	$103	—	0.80%	to	1.45%	28.67%	to	29.39%
2012		6	$14.30	to	$14.53	$85	—	0.90%	to	1.45%	15.88%	to	16.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class Z
2016		—		$16.92		$1	(f)		0.80%			(f)
2015		—		$14.93		$7	—		1.25%			-2.74%
2014		4		$15.35		$58	—		1.25%			-0.45%
2013		4		$15.42		$54	—		1.25%			29.25%
2012		3		$11.93		$39	—		1.25%			16.50%
Columbia Mid Cap Value Fund - Class A
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
2015		569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
2013		419	$13.72	to	$14.89	$5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
2012		388	$10.32	to	$10.98	$4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
Columbia Mid Cap Value Fund - Class Z
2016		—		$17.34		$2	0.98%		0.80%			13.33%
2015		—		$15.30		$2	—		0.80%			-5.73%
2014		—		$16.23		$2	—		0.80%			11.47%
2013		—		$14.56		$2	—		0.80%			34.32%
2012		—		$10.84		$1	0.75%		0.80%			15.94%
CRM Mid Cap Value Fund - Investor Shares
2016		13	$22.33	to	$23.83	$298	0.01%	0.70%	to	1.55%	14.22%	to	15.18%
2015		15	$19.55	to	$21.11	$306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%
2013		15	$19.53	to	$20.60	$313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
2012		15	$14.83	to	$15.55	$232	0.89%	0.45%	to	1.75%	15.93%	to	17.09%
Davis Financial Fund - Class Y
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
2015		—	$10.57	to	$10.61	$1	—	0.75%	to	1.05%	0.86%	to	1.14%
2014	8/28/2014	—		$10.48		$0	(c)		0.95%			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Diversified Income Fund - Class A
2016		407		$10.34		$4,210	3.18%		0.85%			2.68%
2015		443		$10.07		$4,464	3.65%		0.85%			-1.95%
2014		434		$10.27		$4,462	3.65%		0.95%			4.16%
2013		191		$9.86		$1,887	4.09%		0.95%			-2.38%
2012	9/14/2012	79		$10.10		$801	(a)		0.95%			(a)
Delaware Smid Cap Growth Fund - Institutional Class
2016		475		$9.69		$4,601	0.04%		—			-4.06%
2015	7/14/2015	140		$10.10		$1,410	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Delaware Small Cap Value Fund - Class A
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
2013	5/10/2013	9	$12.03	to	$12.11	$109	(b)	0.25%	to	1.25%		(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Deutsche Small Cap Growth Fund - Class S
2016		1	$11.36	to	$11.66	$15	—	0.40%	to	1.40%	7.37%	to	8.36%
2015		3	$10.58	to	$10.76	$27	—	0.40%	to	1.40%	-3.64%	to	-2.62%
2014	8/15/2014	2	$10.98	to	$11.00	$24	(c)	1.05%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
DFA Inflation-Protected Securities Portfolio - Institutional Class
2016		51		$10.25		$525	2.54%		—			4.70%
2015	7/16/2015	3		$9.79		$34	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Emerging Markets Core Equity Portfolio - Institutional Class
2016		78		$9.27		$723	2.23%		—			12.36%
2015	7/6/2015	23		$8.25		$186	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
U.S. Targeted Value Portfolio - Institutional Class
2016		783		$11.45		$8,970	1.14%		—			26.80%
2015	7/14/2015	267		$9.03		$2,412	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Dodge & Cox International Stock Fund
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
2013		26	$14.22	to	$15.05	$380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
2012		19	$11.48	to	$11.88	$224	2.78%	0.75%	to	1.95%	18.85%	to	20.12%
Dodge & Cox Stock Fund
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%
2013		7	$17.93	to	$18.87	$128	1.28%	0.50%	to	1.80%		38.03%
2012		2	$12.99	to	$13.16	$28	(f)	1.35%	to	1.80%		(f)
Deutsche Equity 500 Index Fund - Class S
2016		30		$25.31		$760	1.89%		1.00%			10.48%
2015		34		$22.91		$783	1.57%		1.00%			0.09%
2014		33		$22.89		$746	1.83%		1.00%			12.15%
2013		33		$20.41		$676	1.89%		1.00%			30.67%
2012		31		$15.62		$491	2.02%		1.00%			14.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
2013		7	$18.18	to	$18.91	$131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%
2012		7	$14.13	to	$14.69	$98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
EuroPacific Growth Fund® - Class R-3
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
2013		410	$19.07	to	$22.23	$8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
2012		494	$16.16	to	$18.56	$8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
EuroPacific Growth Fund® - Class R-4
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
2013		15,518	$10.61	to	$22.67	$314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
2012		15,728	$8.91	to	$18.86	$268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
Fidelity Advisor® New Insights Fund - Class I
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%
2013		40	$17.49	to	$18.58	$729	—	0.40%	to	1.95%	30.13%	to	32.15%
2012		34	$13.44	to	$14.06	$465	—	0.40%	to	1.95%	14.15%	to	15.72%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
2015		8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
2013		10,575	$11.91	to	$41.19	$306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%
2012		11,678	$9.38	to	$32.52	$264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
2015		9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
2013		10,711	$12.30	to	$41.23	$275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
2012		11,796	$9.10	to	$30.59	$225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
Fidelity® VIP High Income Portfolio - Initial Class
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
2015		732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
2013		759	$14.91	to	$15.91	$11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
2012		852	$14.20	to	$15.24	$12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
Fidelity® VIP Overseas Portfolio - Initial Class
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%
2015		1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
2013		1,864	$9.83	to	$27.07	$36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
2012		1,924	$7.61	to	$20.76	$29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%
2014		32,591	$14.21	to	$60.97	$1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%
2013		34,517	$12.81	to	$54.32	$1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
2012		36,247	$9.84	to	$41.86	$1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
Fidelity® VIP Index 500 Portfolio - Initial Class
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%
2015		3,999	$44.24	to	$44.32	$176,926	2.04%	0.85%	to	1.20%		0.14%
2014		3,986	$44.11	to	$44.18	$176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
2013		3,904	$39.21	to	$39.37	$153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%
2012		3,845	$29.93	to	$30.12	$115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Mid Cap Portfolio - Initial Class
2016		—	$18.52	to	$19.00	$8	0.70%	1.00%	to	1.25%		10.83%
2015		—		$16.71		$3	(f)		1.25%			(f)
2014		1,283		$22.96		$29,464	0.26%		—			6.30%
2013		1,290		$21.60		$27,855	0.52%		—			36.19%
2012		1,299		$15.86		$20,599	0.66%		—			14.84%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
2015		723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		-1.04%
2014		759	$29.83	to	$29.88	$22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
2013		814	$28.46	to	$28.57	$23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
2012		905	$24.83	to	$24.99	$22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
Franklin Mutual Global Discovery Fund - Class R
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
2015		72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
2014		108	$13.50	to	$25.31	$2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
2013		113	$13.03	to	$24.06	$2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
2012		131	$10.55	to	$19.27	$2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
Franklin Biotechnology Discovery Fund - Advisor Class
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
2015		21	$11.38	to	$14.85	$304	—	0.40%	to	1.25%	4.46%	to	5.32%
2014	9/10/2014	7	$10.88	to	$14.12	$97	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Franklin Natural Resources Fund - Advisor Class
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
2015		1	$5.21	to	$5.25	$5	—	0.85%	to	1.40%	-28.63%	to	-28.28%
2014	8/27/2014	0	$7.30	to	$7.31	$3	(c)	1.15%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2016		12	$20.55	to	$24.15	$260	—	0.20%	to	1.45%	2.80%	to	4.09%
2015		13	$19.99	to	$23.20	$287	—	0.20%	to	1.45%	-3.38%	to	-2.15%
2014		14	$20.69	to	$23.71	$306	—	0.20%	to	1.45%	5.99%	to	7.29%
2013		36	$18.95	to	$22.10	$759	—	0.20%	to	1.75%	36.60%	to	38.30%
2012		36	$14.29	to	$15.98	$553	—	0.20%	to	1.45%	9.17%	to	10.59%
Franklin Small Cap Value VIP Fund - Class 2
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%
2015		3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
2013		4,953	$15.61	to	$32.84	$144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
2012		5,113	$11.56	to	$24.11	$110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
Goldman Sachs Growth Opportunities Fund - Class IR
2016		1	$10.55	to	$10.79	$14	—	0.40%	to	1.25%	0.09%	to	1.03%
2015		1	$10.54	to	$10.68	$9	—	0.40%	to	1.25%	-6.56%	to	-5.82%
2014	8/27/2014	0	$11.28	to	$11.29	$3	(c)	1.10%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Growth Fund of America® - Class R-3
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
2015		632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
2013		819	$15.26	to	$21.05	$15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
2012		847	$11.56	to	$15.78	$12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
Growth Fund of America® - Class R-4
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
2015		16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%
2013		18,546	$13.12	to	$21.64	$363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%
2012		19,382	$9.90	to	$16.17	$287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2016		—		$18.06		—	0.19%		0.65%			3.44%
2015		—		$17.46		—	—		0.65%			0.69%
2014		—		$17.34		—	—		0.65%			6.64%
2013		—		$16.26		—	—		0.65%			40.78%
2012		14		$11.55		$159	0.60%		0.65%			19.44%
The Hartford Dividend And Growth Fund - Class R4
2016		—		$20.25		$6	1.42%		0.65%			13.51%
2015		—		$17.84		$5	—		0.65%			-2.14%
2014		—		$18.23		$5	—		0.65%			11.64%
2013		—		$16.33		$4	3.02%		0.65%			30.12%
2012		21		$12.55		$261	1.38%		0.65%			12.15%
The Hartford International Opportunities Fund - Class R4
2016	6/16/2016	15	$10.33	to	$10.39	$157	(e)	0.40%	to	1.50%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Income Fund of America® - Class R-3
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
2013		131	$16.49	to	$19.23	$2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
2012		129	$14.22	to	$16.33	$1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
Ivy Science and Technology Fund - Class Y
2016		291	$10.34	to	$10.73	$3,046	—	0.10%	to	1.50%	0.19%	to	1.61%
2015		180	$10.33	to	$10.56	$1,869	—	0.10%	to	1.40%	-4.53%	to	-3.21%
2014	8/15/2014	3	$10.84	to	$10.85	$31	(c)	0.95%	to	1.15%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
2013		3	$30.58	to	$47.51	$153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
2012		4	$25.63	to	$40.04	$174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%
2015		5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
2013		7	$29.17	to	$46.45	$326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
2012		11	$22.19	to	$35.53	$365	—	0.45%	to	1.50%	15.58%	to	16.74%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
2015		1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
2013		1	$21.24	to	$31.08	$38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
2012		1	$21.52	to	$31.52	$40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
Janus Aspen Series Global Research Portfolio - Institutional Shares
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
2015		3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
2013		6	$15.43	to	$29.59	$161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
2012		6	$12.10	to	$23.33	$135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
Janus Aspen Series Janus Portfolio - Institutional Shares
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%	-0.76%	to	0.00%
2015		3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
2014		3	$14.52	to	$35.95	$82	—	0.50%	to	1.25%	11.61%	to	12.40%
2013		3	$12.96	to	$32.19	$78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%
2012		4	$10.04	to	$24.98	$70	—	0.50%	to	1.40%	16.99%	to	18.06%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Equity Income Fund - Select Class
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
2015		23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%
2014	8/11/2014	6	$11.00	to	$11.03	$68	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
JPMorgan Government Bond Fund - Select Class
2016		93		$10.10		$942	2.88%		0.85%			0.60%
2015		96		$10.04		$962	1.87%		0.85%			0.20%
2014		42		$10.02		$426	1.50%		0.95%			4.59%
2013		25		$9.58		$242	5.56%		0.95%			-4.58%
2012	11/05/2012	1		$10.04		$10	(a)		0.95%			(a)
Lazard International Equity Portfolio - Open Shares
2016	5/25/2016	29	$9.65	to	$9.77	$278	(e)	0.30%	to	1.25%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
ClearBridge Aggressive Growth Fund - Class I
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
2015		34	$10.43	to	$10.63	$356	—	0.10%	to	1.25%	-5.35%	to	-4.23%
2014	8/15/2014	9	$11.02	to	$11.10	$96	(c)	0.10%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
LKCM Aquinas Catholic Equity Fund
2016	7/29/2016	42	$10.33	to	$10.35	$433	(e)	0.90%	to	1.25%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
2013		921	$16.41	to	$17.86	$15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
2012		838	$12.29	to	$13.17	$10,558	0.87%	0.00%	to	1.50%	14.33%	to	16.04%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
2014	5/19/2014	37	$9.99	to	$10.01	$373	(c)	0.95%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Loomis Sayles Value Fund - Class Y
2016		2	$11.25	to	$11.43	$25	2.70%	0.65%	to	1.25%	10.19%	to	10.86%
2015		1	$10.21	to	$10.31	$10	—	0.65%	to	1.25%	-5.38%	to	-4.80%
2014	9/29/2014	—		$10.81		$0	(c)		0.95%			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Lord Abbett Developing Growth Fund - Class A
2016		9	$20.56	to	$22.56	$195	—	0.20%	to	1.55%	-4.19%	to	-2.93%
2015		12	$21.46	to	$23.24	$277	—	0.20%	to	1.55%	-10.28%	to	-9.08%
2014		11	$23.92	to	$25.56	$274	—	0.20%	to	1.55%	1.97%	to	3.06%
2013		11	$23.49	to	$24.80	$259	—	0.20%	to	1.60%	54.74%	to	56.86%
2012		6	$15.18	to	$15.81	$93	—	0.20%	to	1.60%	8.85%	to	9.75%
Lord Abbett Core Fixed Income Fund - Class A
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
2013		4	$10.56	to	$10.78	$46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%
2012		5	$10.97	to	$11.13	$59	1.80%	0.90%	to	1.45%	4.28%	to	4.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Short Duration Income Fund - Class R4
2016	5/9/2016	256	$10.06	to	$10.14	$2,586	(e)	0.25%	to	1.50%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Lord Abbett Mid Cap Stock Fund - Class A
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
2013		50	$17.14	to	$21.96	$997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
2012		63	$13.75	to	$17.02	$960	0.52%	0.55%	to	1.45%	12.89%	to	13.91%
Lord Abbett Small Cap Value Fund - Class A
2016		40	$28.19	to	$32.28	$1,242	—	0.55%	to	1.60%	18.54%	to	19.82%
2015		45	$23.78	to	$26.94	$1,178	—	0.55%	to	1.60%	-2.74%	to	-1.71%
2014		47	$24.45	to	$27.41	$1,254	—	0.55%	to	1.60%	0.29%	to	1.33%
2013		55	$24.38	to	$27.05	$1,450	—	0.55%	to	1.60%	31.57%	to	32.92%
2012		60	$18.53	to	$20.35	$1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
Lord Abbett Fundamental Equity Fund - Class A
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
2015		17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
2013		15	$16.90	to	$17.85	$264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
2012		12	$12.57	to	$13.09	$158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
2015		4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
2013		5,161	$12.46	to	$24.10	$104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%
2012		6,044	$9.65	to	$18.71	$95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MainStay Large Cap Growth Fund - Class R3
2016		—		$21.29		$2	—		—			-2.92%
2015		—		$21.93		$2	—		—			5.58%
2014		—		$20.77		$2	—		—			9.89%
2013		34		$18.90		$637	—		—			35.97%
2012	2/15/2012	31		$13.90		$424	(a)		—			(a)
Massachusetts Investors Growth Stock Fund - Class A
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
2015		6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
2013		34	$17.90	to	$20.16	$660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
2012		49	$13.52	to	$15.05	$718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
Metropolitan West Total Return Bond Fund - Class I
2016		1,041		$10.13		$10,546	1.90%		—			2.53%
2015	7/14/2015	368		$9.88		$3,636	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Metropolitan West Total Return Bond Fund - Class M
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
2015		1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
2013	5/15/2013	358	$9.71	to	$9.77	$3,490	(b)	0.30%	to	1.25%		(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
MFS® New Discovery Fund - Class R3
2016		5	$10.93	to	$11.02	$50	0.00%	0.95%	to	1.25%	7.26%	to	7.62%
2015		4	$10.19	to	$10.24	$38	0.00%	0.95%	to	1.25%	-3.32%	to	-3.12%
2014	8/13/2014	—	$10.55	to	$10.57	$1	(c)	0.95%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MFS® International Value Fund - Class R3
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
2015		9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
2014	8/15/2014	1	$9.77	to	$9.78	$13	(c)	0.95%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Neuberger Berman Genesis Fund - Trust Class
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
2015		29	$16.83	to	$18.10	$509	—	0.35%	to	1.70%	-1.52%	to	-0.22%
2014		27	$17.09	to	$18.14	$473	—	0.35%	to	1.70%	-1.23%	to	-0.66%
2013		11	$17.41	to	$18.26	$198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
2012		7	$12.94	to	$13.39	$95	—	0.35%	to	1.75%		8.44%
Neuberger Berman Socially Responsive Fund - Institutional Class
2016		121		$11.22		$1,355	1.25%		—			10.32%
2015	7/15/2015	38		$10.17		$385	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Neuberger Berman Socially Responsive Fund - Trust Class
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
2013		930	$13.84	to	$16.45	$14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
2012		779	$10.12	to	$11.95	$8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
New Perspective Fund® - Class R-3
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
2015		88	$20.96	to	$24.77	$2,071	0.33%	0.00%	to	1.40%	3.56%	to	5.05%
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
2013		110	$19.96	to	$22.93	$2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%
2012		122	$15.94	to	$18.14	$2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
New Perspective Fund® - Class R-4
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%
2013		5,241	$12.84	to	$24.03	$114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
2012		5,050	$10.22	to	$18.95	$88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
New World Fund® - Class R-4
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%
2014	8/13/2014	3	$9.46	to	$9.53	$27	(c)	0.10%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Nuveen Global Infrastructure Fund - Class I
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%
2015		107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
2014	5/15/2014	115	$10.45	to	$10.46	$1,197	(c)	1.00%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer Capital Appreciation Fund - Class A
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%
2015		5	$16.84	to	$17.56	$85	0.00%	0.85%	to	1.20%	2.00%	to	2.33%
2014		6	$16.51	to	$17.35	$104	0.00%	0.75%	to	1.20%	13.63%	to	14.22%
2013		7	$14.53	to	$15.42	$106	0.00%	0.60%	to	1.20%	27.79%	to	28.50%
2012		44	$11.27	to	$12.00	$520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
Oppenheimer Developing Markets Fund - Class A
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
2015		3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
2013		4,033	$12.12	to	$92.59	$280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%
2012		4,295	$11.29	to	$85.45	$275,812	0.41%	0.00%	to	1.75%	18.73%	to	20.87%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class Y
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
2015		3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%
2013		3,321	$11.78	to	$11.85	$39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
2012	9/4/2012	3,248	$10.89	to	$10.91	$35,375	(a)	0.00%	to	0.45%		(a)
Oppenheimer Gold & Special Minerals Fund - Class A
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
2015		6	$3.66	to	$3.99	$24	—	0.20%	to	1.65%	-24.09%	to	-23.27%
2014		4	$4.82	to	$5.20	$21	—	0.20%	to	1.75%	-16.75%	to	-15.58%
2013		3	$5.79	to	$6.16	$15	—	0.20%	to	1.75%	-48.60%	to	-47.88%
2012		1	$11.40	to	$11.82	$16	(f)	0.20%	to	1.45%		(f)
Oppenheimer International Bond Fund - Class A
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
2015		5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
2013		13	$10.79	to	$11.17	$141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
2012		11	$11.49	to	$11.74	$128	3.82%	0.70%	to	1.45%	9.22%	to	9.87%
Oppenheimer International Growth Fund - Class Y
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
2015		12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
2014	7/15/2014	1	$9.09	to	$9.11	$10	(c)	0.95%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer International Small-Mid Company Fund - Class Y
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
2015		15	$11.07	to	$11.15	$163	—	0.95%	to	1.40%	13.54%	to	14.12%
2014	8/1/2014	1	$9.75	to	$9.77	$12	(c)	0.95%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund® - Class A
2016	5/13/2016	17		$11.02		$182	(e)		1.20%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2016		2	$7.65	to	$15.55	$14	—	1.25%	to	1.50%	0.79%	to	1.04%
2015		2	$7.59	to	$15.39	$15	—	1.25%	to	1.50%	4.98%	to	5.34%
2014		2	$7.23	to	$14.61	$15	—	1.25%	to	1.50%	4.33%	to	4.43%
2013		4	$6.93	to	$13.99	$46	—	1.25%	to	1.50%	33.78%	to	34.26%
2012		5	$5.18	to	$10.42	$41	—	1.25%	to	1.50%	14.86%	to	15.01%
Oppenheimer Global Fund/VA
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
2015		7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
2013		8	$18.96	to	$35.66	$261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%
2012		9	$15.16	to	$28.15	$226	2.31%	0.50%	to	1.80%	19.09%	to	20.66%
Oppenheimer Global Strategic Income Fund/VA
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%
2015		4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%
2013		5	$20.30	to	$22.49	$99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
2012		5	$20.58	to	$22.66	$109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
Oppenheimer Main Street Fund®/VA
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
2015		5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
2013		6	$12.74	to	$14.56	$77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
2012		7	$9.81	to	$11.19	$67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
2015		1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
2013		1,167	$15.46	to	$24.07	$23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
2012		718	$11.06	to	$17.24	$10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
Parnassus Core Equity FundSM - Investor Shares
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
2015		1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
2013		547	$13.33	to	$22.01	$7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
2012		59	$10.04	to	$16.12	$622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
Pax Balanced Fund - Individual Investor Class
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
2015		2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
2013		3,309	$11.40	to	$17.04	$49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
2012		3,574	$9.88	to	$14.64	$46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
2015		98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
2014	6/30/2014	2	$7.36	to	$7.38	$14	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
PIMCO Real Return Portfolio - Administrative Class
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
2015		6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
2013		10,069	$12.89	to	$16.22	$148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%
2012		16,021	$14.33	to	$17.87	$260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer Equity Income Fund - Class Y
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%
2015		726		$14.21		$10,306	2.05%		0.85%			-0.28%
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%
2013		358		$12.71		$4,551	2.90%		0.95%			28.00%
2012	9/17/2012	111		$9.93		$1,099	(a)		0.95%			(a)
Pioneer High Yield Fund - Class A
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
2015		102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
2013		108	$16.32	to	$19.03	$1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
2012		133	$14.79	to	$16.98	$2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
Pioneer Strategic Income Fund - Class A
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
2015		94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
2013		110	$11.89	to	$12.55	$1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
2012		124	$11.90	to	$12.39	$1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
Pioneer Emerging Markets VCT Portfolio - Class I
2016		1,108	$5.14	to	$7.18	$7,280	0.57%	0.00%	to	1.60%	4.58%	to	6.35%
2015		1,218	$4.88	to	$6.76	$7,599	4.43%	0.00%	to	1.60%	-16.76%	to	-15.29%
2014		1,392	$5.82	to	$7.98	$10,371	0.74%	0.00%	to	1.60%	-13.99%	to	-12.31%
2013		1,506	$6.71	to	$9.13	$12,937	1.12%	0.00%	to	1.60%	-3.52%	to	-1.93%
2012		1,799	$6.91	to	$9.31	$15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
Pioneer Equity Income VCT Portfolio - Class I
2016		—		$25.18		$0	5.57%		1.05%			18.55%
2015		3		$21.24		$56	3.08%		1.05%			-0.56%
2014	10/6/2014	—		$21.36		$9	(c)		1.05%			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
2015		1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
2013		1,731	$14.70	to	$19.47	$30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%
2012		1,725	$13.24	to	$17.39	$27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
Prudential Jennison Utility Fund - Class Z
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32%
2014	8/14/2014	2	$9.91	to	$10.70	$23	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Columbia Diversified Equity Income Fund - Class K
2016		652	$14.49	to	$16.50	$10,001	1.45%	0.00%	to	1.50%	13.11%	to	14.82%
2015		740	$12.81	to	$14.37	$9,975	1.93%	0.00%	to	1.50%	-3.68%	to	-2.24%
2014		789	$13.30	to	$14.70	$10,975	1.26%	0.00%	to	1.50%	10.10%	to	11.79%
2013		759	$12.08	to	$13.15	$9,524	1.54%	0.00%	to	1.50%	28.78%	to	30.85%
2012		742	$9.38	to	$10.05	$7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
Columbia Diversified Equity Income Fund - Class R4
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
2014		8	$13.99	to	$14.46	$114	(f)	0.10%	to	0.60%		(f)
2013		10	$12.65	to	$12.91	$122	1.90%	0.15%	to	0.50%		30.93%
2012		9	$9.56	to	$9.86	$88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
Royce Total Return Fund - K Class
2016		—		$20.56		$2	(f)		1.20%			(f)
2015		—		$16.40		$2	—		1.40%			-8.84%
2014		—		$17.99		$2	—		1.40%			-0.39%
2013		—		$18.06		$2	—		1.40%			30.40%
2012		—		$13.85		$1	(f)		1.40%			(f)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ave Maria Rising Dividend Fund
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
2015	9/15/2015	48	$9.12	to	$9.20	$437	(d)	0.25%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
SMALLCAP World Fund® - Class R-4
2016		1,050	$13.84	to	$15.76	$15,154	0.37%	0.00%	to	1.50%	4.14%	to	5.77%
2015		1,064	$13.29	to	$14.90	$14,703	—	0.00%	to	1.50%	1.14%	to	2.62%
2014		872	$13.14	to	$14.52	$11,841	—	0.00%	to	1.50%	0.31%	to	1.82%
2013		902	$13.10	to	$14.26	$12,144	—	0.00%	to	1.50%	27.43%	to	29.40%
2012		755	$10.28	to	$11.02	$7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
T. Rowe Price Institutional Large-Cap Growth Fund
2016		1,130		$11.45		$12,935	0.35%		—			2.88%
2015	7/14/2015	358		$11.13		$3,984	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
T. Rowe Price Mid-Cap Value Fund - R Class
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
2015		37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
2013		40	$21.36	to	$24.42	$928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
2012		44	$16.61	to	$18.49	$777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
T. Rowe Price Value Fund - Advisor Class
2016		15		$19.50		$301	1.52%		1.00%			9.61%
2015		14		$17.79		$254	1.37%		1.00%			-2.95%
2014		18		$18.33		$330	0.98%		1.00%			12.04%
2013		17		$16.36		$285	1.17%		1.00%			35.54%
2012		19		$12.07		$226	1.50%		1.00%			17.99%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
TCW Total Return Bond Fund - Class N
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
2015	9/11/2015	249	$9.90	to	$10.00	$2,471	(d)	0.00%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Templeton Foreign Fund - Class A
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
2015		32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
2013		94	$12.19	to	$19.97	$1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
2012		77	$9.79	to	$15.76	$1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
Templeton Global Bond Fund - Advisor Class
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%
2013		3,706	$10.76	to	$10.83	$39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
2012	9/4/2012	3,507	$10.56	to	$10.57	$37,035	(a)	0.00%	to	0.45%		(a)
Templeton Global Bond Fund - Class A
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
2013		8,567	$10.78	to	$35.87	$200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
2012		8,916	$10.72	to	$35.09	$204,498	5.98%	0.00%	to	1.50%	14.03%	to	15.85%
Third Avenue Real Estate Value Fund - Institutional Class
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
2015		2	$9.99	to	$10.05	$19	—	0.80%	to	1.15%	-4.77%	to	-4.38%
2014	8/27/2014	—	$10.49	to	$10.50	$4	(c)	0.95%	to	1.15%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Thornburg International Value Fund - Class R4
2016		0		$12.48		$3	0.29%		1.15%			-3.85%
2015		4	$12.98	to	$13.41	$51	—	0.60%	to	1.15%	5.10%	to	5.67%
2014		4	$12.35	to	$12.69	$45	—	0.60%	to	1.15%		-6.42%
2013		3	$13.17	to	$13.56	$46	—	0.60%	to	1.35%		13.73%
2012		3	$11.58	to	$11.73	$34	(f)	0.90%	to	1.35%		(f)
Touchstone Value Fund - Institutional Class
2016		555		$11.28		$6,257	3.02%		—			13.48%
2015	7/14/2015	160		$9.94		$1,586	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
USAA Precious Metals and Minerals Fund - Adviser Shares
2016		4,024	$3.39	to	$3.70	$14,039	5.37%	0.00%	to	1.50%	43.64%	to	46.25%
2015		2,989	$2.36	to	$2.53	$7,214	—	0.00%	to	1.50%	-27.66%	to	-26.45%
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%
2013		1,843	$3.61	to	$3.76	$6,749	—	0.00%	to	1.50%	-52.19%	to	-51.42%
2012		1,062	$7.55	to	$7.74	$8,081	—	0.00%	to	1.50%	-13.42%	to	-12.05%
Diversified Value Portfolio
2016		4	$20.15	to	$23.01	$103	2.98%	0.95%	to	2.00%	10.71%	to	11.86%
2015		6	$18.20	to	$20.57	$116	2.59%	0.95%	to	2.00%	-4.36%	to	-3.38%
2014		5	$19.03	to	$21.29	$116	1.79%	0.95%	to	2.00%	7.64%	to	8.79%
2013		5	$17.68	to	$19.57	$107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
2012		6	$13.94	to	$15.27	$87	2.37%	0.95%	to	2.00%	14.17%	to	15.42%
Equity Income Portfolio
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
2015		11	$19.90	to	$22.37	$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
2013		12	$18.44	to	$20.31	$245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
2012		29	$14.46	to	$15.64	$446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Small Company Growth Portfolio
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
2015		1	$20.64	to	$23.33	$26	—	0.95%	to	2.00%	-4.67%	to	-3.67%
2014		1	$21.65	to	$24.22	$24	—	0.95%	to	2.00%	1.36%	to	2.41%
2013		1	$21.36	to	$23.65	$23	—	0.95%	to	2.00%	43.64%	to	45.18%
2012		2	$14.87	to	$16.29	$25	—	0.95%	to	2.00%	12.40%	to	13.60%
Victory Integrity Small-Cap Value Fund - Class Y
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%
2015		5	$9.89	to	$10.08	$45	—	0.10%	to	1.25%	-7.83%	to	-6.75%
2014	8/22/2014	1	$10.75	to	$10.81	$6	(c)	0.10%	to	0.95%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Victory Sycamore Established Value Fund - Class A
2016	5/19/2016	144		$11.64		$1,674	(e)		1.20%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Victory Sycamore Small Company Opportunity Fund - Class R
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
2015		1	$18.66	to	$19.10	$28	—	0.75%	to	1.15%	-2.05%	to	-1.70%
2014		1	$19.05	to	$19.38	$25	—	0.80%	to	1.15%	4.96%	to	5.33%
2013		1	$18.08	to	$18.40	$20	—	0.80%	to	1.25%	30.92%	to	31.05%
2012		1	$13.81	to	$14.07	$13	—	0.60%	to	1.25%		11.23%
Voya Balanced Portfolio - Class I
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
2013		10,790	$12.18	to	$48.94	$317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
2012		12,021	$10.53	to	$42.33	$305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Fund - Class A
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%
2014		—		$13.27		$7	—		0.50%			9.04%
2013	7/12/2013	—		$12.17		$6	(b)		0.50%			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Real Estate Fund - Class A
2016		29	$25.47	to	$31.11	$841	2.82%	0.00%	to	1.55%	1.84%	to	3.42%
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%
2013		89	$19.24	to	$22.44	$1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
2012		92	$19.20	to	$22.05	$1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
Voya Large-Cap Growth Fund - Class A
2016		7	$20.93	to	$21.34	$158	0.13%	1.00%	to	1.15%	2.30%	to	2.45%
2015		6	$20.46	to	$20.83	$124	—	1.00%	to	1.15%	4.60%	to	4.78%
2014		5	$19.56	to	$19.88	$100	—	1.00%	to	1.15%		11.58%
2013		6		$17.53		$107	—		1.15%			26.94%
2012	12/24/2012	5		$13.81		$63	(a)		1.15%			(a)
Voya Floating Rate Fund - Class A
2016	6/1/2016	14		$10.47		$149	(e)		1.20%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Voya GNMA Income Fund - Class A
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
2013		294	$10.58	to	$16.86	$3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
2012		338	$10.94	to	$17.22	$4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Fund - Class A
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
2013		141	$12.95	to	$15.10	$2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%
2012		225	$13.25	to	$15.21	$3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
Voya Intermediate Bond Portfolio - Class I
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
2013		14,430	$12.72	to	$102.02	$348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
2012		16,602	$12.85	to	$103.21	$408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
Voya Intermediate Bond Portfolio - Class S
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
2015		187		$14.26		$2,668	4.66%		0.35%			-0.14%
2014		69		$14.28		$981	3.04%		0.35%			6.17%
2013		74		$13.45		$993	2.92%		0.35%			-0.74%
2012		89		$13.55		$1,202	4.71%		0.35%			8.66%
Voya Global Perspectives® Portfolio - Class I
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%
2015		236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
2014	5/12/2014	91	$10.13	to	$10.21	$922	(c)	0.25%	to	1.50%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Voya High Yield Portfolio - Adviser Class
2016		3		$13.10		$39	7.07%		0.35%			13.81%
2015		3		$11.51		$34	5.13%		0.35%			-2.70%
2014		4		$11.83		$44	6.67%		0.35%			0.51%
2013		4		$11.77		$46	6.19%		0.35%			4.81%
2012		5		$11.23		$51	5.00%		0.35%			13.32%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Institutional Class
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
2015		2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
2013		2,397	$11.00	to	$17.24	$31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%
2012		2,180	$10.44	to	$16.43	$28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
Voya High Yield Portfolio - Service Class
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
2015		1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
2013		1,517	$15.78	to	$19.70	$27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
2012		1,792	$15.08	to	$18.65	$30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
Voya Large Cap Growth Portfolio - Adviser Class
2016		6		$19.19		$121	—		0.35%			2.95%
2015		9		$18.64		$163	—		0.35%			5.37%
2014		12		$17.69		$210	—		0.35%			12.60%
2013		12		$15.71		$187	0.58%		0.35%			29.83%
2012		13		$12.10		$155	0.75%		0.35%			17.13%
Voya Large Cap Growth Portfolio - Institutional Class
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%
2015		23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
2013		16,193	$15.41	to	$21.32	$254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
2012		15,966	$11.94	to	$16.43	$193,340	0.58%	0.00%	to	1.50%	16.26%	to	18.10%
Voya Large Cap Growth Portfolio - Service Class
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
2015		290	$11.96	to	$28.94	$5,927	0.35%	0.00%	to	1.50%	4.52%	to	6.12%
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
2013		110	$15.63	to	$24.06	$1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
2012		25	$12.06	to	$13.93	$338	0.33%	0.00%	to	1.40%	16.14%	to	17.87%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Adviser Class
2016		2		$12.31		$21	1.80%		0.35%			12.83%
2015		2		$10.91		$21	—		0.35%			-5.38%
2014		2		$11.53		$24	—		0.35%			8.98%
2013	9/6/2013	3		$10.58		$29	(b)		0.35%			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Value Portfolio - Institutional Class
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
2015		24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
2013		27,029	$11.74	to	$14.08	$342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
2012		22,249	$9.15	to	$10.76	$217,365	2.56%	0.00%	to	1.95%	12.41%	to	14.71%
Voya Large Cap Value Portfolio - Service Class
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
2015		132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%
2013		100	$11.22	to	$13.29	$1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
2012		72	$9.24	to	$9.91	$708	2.35%	0.50%	to	1.55%	12.55%	to	13.78%
Voya Limited Maturity Bond Portfolio - Adviser Class
2016		1		$10.09		$10	0.48%		0.35%			0.50%
2015		4		$10.04		$37	—		0.35%			-0.20%
2014		2		$10.06		$19	—		0.35%			—
2013		2		$10.06		$18	—		0.35%			—
2012	1/23/2012	2		$10.06		$17	(a)		0.35%			(a)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2016		768	$14.83	to	$18.76	$13,095	2.15%	0.00%	to	1.95%	6.69%	to	8.82%
2015		897	$13.76	to	$17.41	$14,188	0.97%	0.00%	to	1.95%	-2.29%	to	-0.34%
2014		1,061	$13.93	to	$17.64	$17,240	0.99%	0.00%	to	1.95%	13.13%	to	15.65%
2013		1,721	$12.19	to	$15.44	$24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
2012		1,794	$9.41	to	$11.93	$19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2016		24	$15.59	to	$17.44	$387	1.92%	0.45%	to	1.50%	6.93%	to	7.83%
2015		26	$14.58	to	$15.68	$391	0.78%	0.75%	to	1.50%	-2.02%	to	-1.26%
2014		25	$14.88	to	$15.88	$382	1.11%	0.75%	to	1.50%	13.24%	to	14.08%
2013		25	$13.14	to	$13.92	$338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%
2012		26	$10.24	to	$10.73	$273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
Voya U.S. Stock Index Portfolio - Institutional Class
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
2015		842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
2013		802	$13.72	to	$19.93	$14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
2012		534	$10.44	to	$15.09	$7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2016		5		$10.34		$48	—		0.35%			2.89%
2015		4		$10.05		$38	—		0.35%			-3.18%
2014		4		$10.38		$43	1.85%		0.35%			1.76%
2013		6		$10.20		$65	—		0.35%			-9.41%
2012		9		$11.26		$97	—		0.35%			5.73%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2016		3		$12.59		$38	0.67%		0.35%			-0.16%
2015		1		$12.61		$7	—		0.35%			-2.32%
2014		1		$12.91		$7	—		0.35%			12.95%
2013		1		$11.43		$6	—		0.35%			2.97%
2012		1		$11.10		$7	—		0.35%			24.72%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
2015		6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
2013		6,640	$12.01	to	$13.02	$82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
2012		6,449	$11.73	to	$12.52	$77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Adviser Class
2016		6		$15.55		$90	1.52%		0.35%			3.53%
2015		3		$15.02		$39	2.17%		0.35%			2.25%
2014		4		$14.69		$53	2.20%		0.35%			28.97%
2013		3		$11.39		$38	—		0.35%			1.33%
2012		4		$11.24		$41	—		0.35%			14.69%
VY® Clarion Real Estate Portfolio - Institutional Class
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%
2015		129	$15.95	to	$17.60	$2,262	1.54%	0.95%	to	1.95%	1.14%	to	2.21%
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
2013		145	$12.34	to	$13.34	$1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
2012		175	$12.31	to	$13.17	$2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
VY® Clarion Real Estate Portfolio - Service Class
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
2015		3,616	$15.07	to	$18.83	$62,453	1.32%	0.00%	to	1.50%	1.43%	to	2.95%
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
2013		3,817	$11.47	to	$14.09	$50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
2012		4,181	$11.34	to	$13.80	$54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
2016		1,838	$16.44	to	$16.76	$30,214	0.77%	0.00%	to	0.45%	11.61%	to	12.03%
2015		2,139	$14.73	to	$14.96	$31,516	0.40%	0.00%	to	0.45%	-1.87%	to	-1.38%
2014		2,466	$15.01	to	$15.17	$37,011	0.43%	0.00%	to	0.45%	5.78%	to	6.23%
2013		2,570	$14.19	to	$14.28	$36,469	0.74%	0.00%	to	0.45%	35.79%	to	36.39%
2012	9/4/2012	2,655	$10.45	to	$10.47	$27,744	(a)	0.00%	to	0.45%		(a)
VY® FMR® Diversified Mid Cap Portfolio - Service Class
2016		2,095	$15.97	to	$26.88	$50,547	0.54%	0.00%	to	1.50%	10.10%	to	11.78%
2015		2,304	$14.42	to	$24.05	$50,269	0.17%	0.00%	to	1.50%	-3.12%	to	-1.64%
2014		2,450	$14.79	to	$24.45	$54,794	0.23%	0.00%	to	1.60%	4.34%	to	6.04%
2013		2,805	$14.08	to	$23.06	$59,652	0.47%	0.00%	to	1.60%	33.87%	to	36.01%
2012		3,077	$10.44	to	$16.96	$48,491	0.53%	0.00%	to	1.60%	12.81%	to	14.67%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Growth and Income Portfolio - Institutional Class
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
2015		1,486	$14.74	to	$14.96	$21,900	3.52%	0.00%	to	0.45%	-3.09%	to	-2.67%
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
2013		886	$13.84	to	$13.93	$12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
2012	9/4/2012	634	$10.36	to	$10.38	$6,568	(a)	0.00%	to	0.45%		(a)
VY® Invesco Growth and Income Portfolio - Service Class
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
2015		1,411	$13.84	to	$20.09	$25,661	3.25%	0.00%	to	1.50%	-4.41%	to	-2.90%
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
2013		1,496	$13.18	to	$18.79	$25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
2012		1,367	$9.94	to	$14.04	$17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2016		16		$16.79		$266	0.93%		0.35%			12.23%
2015		15		$14.96		$223	0.74%		0.35%			-16.33%
2014		18		$17.88		$321	0.68%		0.35%			0.17%
2013		15		$17.85		$265	0.70%		0.35%			-6.40%
2012		16		$19.07		$307	—		0.35%			18.30%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%
2015		1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
2013		1,302	$18.57	to	$18.67	$24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
2012		1,631	$19.87	to	$19.94	$32,471	—	0.95%	to	1.10%	17.99%	to	18.20%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
2015		883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
2013		973	$8.88	to	$23.46	$20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
2012		1,166	$9.51	to	$24.70	$26,309	—	0.00%	to	1.50%	17.35%	to	19.08%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2016		2		$18.35		$28	0.16%		0.35%			20.72%
2015		3		$15.20		$41	—		0.35%			-4.34%
2014		1		$15.89		$24	—		0.35%			7.51%
2013		1		$14.78		$22	—		0.35%			38.13%
2012		1		$10.70		$16	—		0.35%			17.84%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
2015		1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
2013		1,325	$14.69	to	$14.78	$19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
2012	9/4/2012	851	$10.59	to	$10.60	$9,013	(a)	0.00%	to	0.45%		(a)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%
2013		816	$16.48	to	$24.02	$17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%
2012		524	$11.97	to	$17.29	$8,402	0.25%	0.00%	to	1.50%	16.92%	to	18.67%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2016		3		$15.22		$52	1.25%		0.35%			4.60%
2015		2		$14.55		$33	3.17%		0.35%			5.51%
2014		2		$13.79		$30	2.99%		0.35%			3.53%
2013		3		$13.32		$37	2.94%		0.35%			18.61%
2012		3		$11.23		$31	4.35%		0.35%			14.94%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2016		27		$16.62		$450	1.15%		0.35%			7.30%
2015		28		$15.49		$429	0.96%		0.35%			4.45%
2014		27		$14.83		$403	1.07%		0.35%			11.42%
2013		26		$13.31		$346	1.11%		0.35%			21.33%
2012		18		$10.97		$195	1.76%		0.35%			13.68%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
2013		12,616	$12.66	to	$12.74	$159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
2012	9/4/2012	10,830	$10.38	to	$10.40	$112,414	(a)	0.00%	to	0.45%		(a)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
2013		25,445	$14.93	to	$20.92	$489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
2012		23,795	$12.33	to	$17.12	$377,748	1.56%	0.00%	to	1.55%	12.76%	to	14.52%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
2015		77		$16.30		$1,257	1.72%		0.35%			-7.60%
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
2013		109		$16.52		$1,793	1.34%		0.35%			28.86%
2012		128		$12.82		$1,638	1.75%		0.35%			16.23%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
2015		4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%
2013		5,436	$12.93	to	$26.63	$122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
2012		5,641	$10.06	to	$20.53	$104,568	1.97%	0.00%	to	1.65%	15.46%	to	17.25%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2016		9		$9.99		$89	1.10%		0.35%			1.22%
2015		9		$9.87		$91	0.96%		0.35%			-1.69%
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
2013		12		$10.22		$120	0.90%		0.35%			13.56%
2012		11		$9.00		$102	—		0.35%			17.96%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Service Class
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
2015		476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
2013		487	$8.81	to	$17.64	$7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
2012		527	$7.78	to	$15.43	$7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
VY® Templeton Global Growth Portfolio - Institutional Class
2016		36	$9.40	to	$21.31	$713	3.95%	0.50%	to	1.40%	9.81%	to	10.64%
2015		41	$8.56	to	$19.17	$732	2.99%	0.55%	to	1.45%	-8.63%	to	-7.79%
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
2013		39	$20.02	to	$21.46	$813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
2012		52	$15.51	to	$16.42	$841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
VY® Templeton Global Growth Portfolio - Service Class
2016		370	$12.51	to	$14.31	$4,876	3.45%	0.00%	to	1.50%	9.26%	to	10.90%
2015		430	$11.38	to	$12.94	$5,153	2.74%	0.00%	to	1.50%	-8.95%	to	-7.55%
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
2013		511	$12.10	to	$14.47	$6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%
2012		458	$9.34	to	$11.11	$4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
Voya Government Money Market Portfolio - Class I
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
2015		15,697	$9.57	to	$56.19	$226,716	—	0.00%	to	1.80%	-1.75%	to	0.09%
2014		16,143	$9.74	to	$56.50	$236,364	—	0.00%	to	1.80%	-1.51%	to	0.10%
2013		18,772	$9.87	to	$56.80	$281,491	—	0.00%	to	1.85%		-1.79%
2012		19,232	$10.05	to	$57.08	$295,287	0.03%	0.00%	to	1.85%	-1.53%	to	0.07%
Voya Global Real Estate Fund - Class A
2016		8	$19.87	to	$21.45	$162	3.70%	0.35%	to	1.35%	-1.24%	to	-0.23%
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
2013		7	$18.51	to	$19.30	$135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
2012		5	$18.11	to	$18.72	$92	5.16%	0.50%	to	1.40%	24.30%	to	24.63%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager International Small Cap Fund - Class A
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
2013		23	$20.33	to	$22.67	$500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
2012		25	$15.64	to	$17.64	$418	0.90%	0.00%	to	1.35%	18.57%	to	20.16%
Voya Multi-Manager International Small Cap Fund - Class I
2016	6/6/2016	3	$10.13	to	$10.20	$28	(e)	0.30%	to	1.25%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Voya Global Bond Portfolio - Adviser Class
2016		20		$14.21		$285	1.55%		0.35%			5.42%
2015		20		$13.48		$269	—		0.35%			-5.14%
2014		19		$14.21		$272	0.34%		0.35%			-0.42%
2013		23		$14.27		$323	1.69%		0.35%			-4.87%
2012		26		$15.00		$388	5.74%		0.35%			6.99%
Voya Global Bond Portfolio - Initial Class
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
2015		5,898	$11.64	to	$14.84	$78,391	—	0.00%	to	1.95%	-6.18%	to	-4.31%
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%
2013		8,054	$12.33	to	$15.45	$113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
2012		10,197	$12.96	to	$16.05	$151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
Voya Global Bond Portfolio - Service Class
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
2015		70	$11.08	to	$12.56	$840	—	0.00%	to	1.50%	-6.00%	to	-4.56%
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
2013		76	$11.97	to	$13.18	$955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
2012		98	$12.68	to	$13.98	$1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2025 Portfolio - Initial Class
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
2015		335	$14.37	to	$18.92	$5,964	2.39%	0.10%	to	1.40%	-2.65%	to	-1.36%
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
2013		73	$14.08	to	$17.87	$1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
2012		32	$12.14	to	$15.12	$476	2.17%	0.95%	to	1.40%	11.73%	to	12.17%
Voya Index Solution 2025 Portfolio - Service Class
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%
2015		125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
2013		64	$14.56	to	$17.47	$1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
2012		6	$12.44	to	$15.04	$87	1.47%	0.00%	to	0.75%	12.24%	to	13.09%
Voya Index Solution 2025 Portfolio - Service 2 Class
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
2015		246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
2013		257	$14.16	to	$15.04	$3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%
2012		204	$12.30	to	$12.87	$2,563	1.36%	0.00%	to	1.55%	11.11%	to	12.59%
Voya Index Solution 2035 Portfolio - Initial Class
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
2015		374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%
2013		72	$15.42	to	$19.54	$1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
2012		24	$15.41	to	$15.59	$372	1.45%	0.95%	to	1.40%	13.90%	to	14.38%
Voya Index Solution 2035 Portfolio - Service Class
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
2015		181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
2013		30	$15.42	to	$18.77	$504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
2012		13	$12.64	to	$15.50	$169	0.80%	0.00%	to	0.80%	14.22%	to	15.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Service 2 Class
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
2015		146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
2013		165	$15.03	to	$15.96	$2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
2012		141	$12.54	to	$13.11	$1,815	1.13%	0.00%	to	1.55%	13.28%	to	14.94%
Voya Index Solution 2045 Portfolio - Initial Class
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
2015		328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
2013		20	$15.87	to	$20.44	$380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
2012		3	$15.86	to	$16.05	$48	—	0.95%	to	1.40%	14.51%	to	15.14%
Voya Index Solution 2045 Portfolio - Service Class
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
2015		63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
2013		20	$15.93	to	$19.65	$365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%
2012		2	$12.84	to	$15.95	$34	—	0.00%	to	0.80%	14.94%	to	15.88%
Voya Index Solution 2045 Portfolio - Service 2 Class
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%
2015		122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%
2013		114	$15.50	to	$16.47	$1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
2012		101	$12.71	to	$13.30	$1,308	1.08%	0.00%	to	1.55%	13.89%	to	15.61%
Voya Index Solution 2055 Portfolio - Initial Class
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
2015		91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
2013		10	$15.31	to	$16.02	$153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
2012		2	$12.50	to	$12.64	$20	—	0.95%	to	1.35%		15.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2055 Portfolio - Service Class
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
2015		46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
2013		16	$15.12	to	$15.97	$246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
2012		16	$12.44	to	$12.86	$202	—	0.00%	to	1.25%	14.44%	to	15.86%
Voya Index Solution 2055 Portfolio - Service 2 Class
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
2015		33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
2013		14	$15.01	to	$15.89	$217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
2012		7	$12.30	to	$12.82	$92	—	0.00%	to	1.55%	14.35%	to	14.89%
Voya Index Solution Income Portfolio - Initial Class
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
2015		213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
2013	10/9/2013	1	$12.66	to	$14.45	$10	(b)	0.30%	to	1.25%		(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution Income Portfolio - Service Class
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
2015		90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%
2013		58	$12.68	to	$14.49	$833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
2012		84	$11.77	to	$13.55	$1,133	2.02%	0.00%	to	0.80%	7.63%	to	8.58%
Voya Index Solution Income Portfolio - Service 2 Class
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
2015		100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
2013		21	$12.19	to	$12.95	$259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
2012		19	$11.50	to	$11.86	$226	2.91%	0.50%	to	1.55%	6.68%	to	7.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Adviser Class
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
2015		30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
2013		36		$13.96		$508	1.93%		0.35%			15.66%
2012		35		$12.07		$427	2.46%		0.35%			12.80%
Voya Solution 2025 Portfolio - Initial Class
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
2015		206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
2013		66	$12.01	to	$12.09	$788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
2012	9/4/2012	50	$10.35	to	$10.37	$521	(a)	0.00%	to	0.45%		(a)
Voya Solution 2025 Portfolio - Service Class
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
2015		8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
2013		9,043	$11.28	to	$15.69	$131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%
2012		8,785	$9.79	to	$13.48	$110,500	2.73%	0.00%	to	1.50%	11.77%	to	13.49%
Voya Solution 2025 Portfolio - Service 2 Class
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%
2015		850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%
2013		1,019	$14.25	to	$15.14	$15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
2012		1,219	$12.47	to	$13.04	$15,599	2.31%	0.00%	to	1.55%	11.61%	to	13.29%
Voya Solution 2035 Portfolio - Adviser Class
2016		24		$15.85		$386	2.44%		0.35%			5.67%
2015		12		$15.00		$175	2.79%		0.35%			-1.12%
2014		12		$15.17		$183	1.51%		0.35%			4.98%
2013		15		$14.45		$215	1.25%		0.35%			19.72%
2012		22		$12.07		$266	1.99%		0.35%			14.41%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Initial Class
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
2015		303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
2013		142	$12.52	to	$12.59	$1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
2012	9/4/2012	125	$10.42	to	$10.43	$1,299	(a)	0.00%	to	0.45%		(a)
Voya Solution 2035 Portfolio - Service Class
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%
2015		8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
2013		8,079	$11.38	to	$16.41	$123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
2012		7,612	$9.54	to	$13.64	$96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
Voya Solution 2035 Portfolio - Service 2 Class
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
2015		782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
2013		889	$14.98	to	$15.91	$13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%
2012		1,165	$12.66	to	$13.24	$15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
Voya Solution 2045 Portfolio - Adviser Class
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
2015		2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%
2013		7		$14.56		$108	1.78%		0.35%			22.66%
2012		10		$11.87		$117	1.72%		0.35%			14.80%
Voya Solution 2045 Portfolio - Initial Class
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
2015		158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
2013		102	$12.86	to	$12.94	$1,313	1.98%	0.00%	to	0.45%		23.18%
2012	9/4/2012	77		$10.44		$803	(a)		0.45%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Service Class
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
2015		5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
2013		5,814	$11.28	to	$16.82	$90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
2012		5,506	$9.22	to	$13.63	$70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
Voya Solution 2045 Portfolio - Service 2 Class
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
2015		447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
2013		512	$15.47	to	$16.44	$8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
2012		881	$12.75	to	$13.34	$11,546	1.54%	0.00%	to	1.55%	13.64%	to	15.40%
Voya Solution 2055 Portfolio - Initial Class
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%
2015		97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
2013		10		$15.60		$155	1.43%		0.45%			23.32%
2012	9/14/2012	10		$12.65		$124	(a)		0.45%			(a)
Voya Solution 2055 Portfolio - Service Class
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
2015		896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%
2013		489	$14.28	to	$15.73	$7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
2012		272	$11.67	to	$12.73	$3,384	1.04%	0.00%	to	1.50%	13.86%	to	15.52%
Voya Solution 2055 Portfolio - Service 2 Class
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
2015		74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
2013		45	$14.86	to	$15.64	$683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
2012		35	$12.22	to	$12.68	$438	0.86%	0.00%	to	1.40%	13.77%	to	15.27%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Balanced Portfolio - Service Class
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
2015		381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
2013		295	$11.51	to	$12.35	$3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
2012		219	$10.10	to	$10.71	$2,273	1.63%	0.25%	to	1.50%	11.97%	to	13.45%
Voya Solution Income Portfolio - Adviser Class
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%
2015		67		$14.43		$967	0.85%		0.35%			-0.62%
2014		14		$14.52		$206	2.34%		0.35%			5.14%
2013		16		$13.81		$221	3.35%		0.35%			6.31%
2012		20		$12.99		$257	3.93%		0.35%			9.16%
Voya Solution Income Portfolio - Initial Class
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
2015		568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
2013		234	$10.90	to	$10.97	$2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%
2012	9/4/2012	193	$10.20	to	$10.22	$1,968	(a)	0.00%	to	0.45%		(a)
Voya Solution Income Portfolio - Service Class
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
2015		5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%
2013		1,106	$11.99	to	$14.81	$15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
2012		1,014	$11.31	to	$13.84	$13,244	5.01%	0.00%	to	1.50%	8.15%	to	9.75%
Voya Solution Income Portfolio - Service 2 Class
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
2015		525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
2013		110	$12.31	to	$13.00	$1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
2012		173	$11.68	to	$12.17	$2,070	4.41%	0.00%	to	1.40%	8.05%	to	9.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Moderately Conservative Portfolio - Service Class
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
2015		480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
2013		412	$11.53	to	$12.37	$4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
2012		326	$10.68	to	$11.32	$3,570	1.85%	0.25%	to	1.50%	10.33%	to	11.64%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2016		3		$26.48		$75	1.35%		0.35%			23.28%
2015		4		$21.48		$78	1.73%		0.35%			-2.32%
2014		7		$21.99		$153	1.37%		0.35%			11.74%
2013		7		$19.68		$140	0.77%		0.35%			30.68%
2012		8		$15.06		$119	0.87%		0.35%			15.67%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
2015		1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
2013		1,158	$13.22	to	$17.25	$19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%
2012		774	$12.65	to	$13.09	$10,028	0.02%	0.00%	to	1.40%	14.90%	to	15.43%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
2015		1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%
2013		2,324	$16.43	to	$29.16	$57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
2012		2,169	$13.08	to	$22.20	$43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
VY® Baron Growth Portfolio - Adviser Class
2016		15		$20.93		$315	—		0.35%			4.70%
2015		17		$19.99		$336	—		0.35%			-5.62%
2014		20		$21.18		$420	—		0.35%			3.67%
2013		28		$20.43		$571	0.60%		0.35%			38.04%
2012		96		$14.80		$1,419	—		0.35%			18.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Baron Growth Portfolio - Service Class
2016		4,507	$10.81	to	$34.98	$123,986	—	0.00%	to	1.50%	3.77%	to	5.33%
2015		5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
2013		6,705	$10.75	to	$33.72	$186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
2012		6,184	$11.46	to	$24.57	$129,571	—	0.00%	to	1.55%	17.77%	to	19.72%
VY® Columbia Contrarian Core Portfolio - Service Class
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%
2015		519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
2013		598	$12.10	to	$29.32	$14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
2012		653	$9.06	to	$21.76	$12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2016		9		$18.06		$159	0.04%		0.35%			22.94%
2015		19		$14.69		$272	0.38%		0.35%			-3.55%
2014		17		$15.23		$254	0.38%		0.35%			3.75%
2013		18		$14.68		$270	0.73%		0.35%			39.15%
2012		26		$10.55		$279	0.39%		0.35%			13.56%
VY® Columbia Small Cap Value II Portfolio - Service Class
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
2015		384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%
2013		337	$14.58	to	$16.45	$5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
2012		293	$10.51	to	$11.78	$3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
VY® Invesco Comstock Portfolio - Adviser Class
2016		21		$19.65		$408	2.11%		0.35%			17.10%
2015		26		$16.78		$429	2.20%		0.35%			-6.52%
2014		27		$17.95		$482	1.94%		0.35%			8.46%
2013		27		$16.55		$444	0.51%		0.35%			34.33%
2012		27		$12.32		$334	0.95%		0.35%			17.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Comstock Portfolio - Service Class
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
2015		3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
2013		3,594	$13.42	to	$22.70	$69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
2012		3,281	$10.03	to	$17.01	$48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
VY® Invesco Equity and Income Portfolio - Adviser Class
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%
2015		89		$17.16		$1,534	1.81%		0.35%			-2.89%
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
2013		50		$16.35		$811	1.05%		0.35%			23.86%
2012		54		$13.20		$712	1.62%		0.35%			11.86%
VY® Invesco Equity and Income Portfolio - Initial Class
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
2015		18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
2014		20,175	$10.23	to	$20.91	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
2013		15,175	$13.78	to	$19.26	$260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%
2012		16,784	$11.13	to	$15.37	$232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
VY® Invesco Equity and Income Portfolio - Service Class
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
2015		110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%
2013		6	$52.41	to	$54.02	$300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
2012		6	$42.58	to	$43.78	$277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2016		14		$24.47		$344	0.46%		0.35%			14.03%
2015		14		$21.46		$301	0.28%		0.35%			-3.59%
2014		18		$22.26		$406	0.52%		0.35%			14.27%
2013		19		$19.48		$364	0.28%		0.35%			30.74%
2012		23		$14.90		$348	0.61%		0.35%			19.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
2015		490		$14.51		$7,118	0.92%		0.85%			-3.65%
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
2013		375		$13.19		$4,945	1.27%		0.95%			30.72%
2012	9/14/2012	90		$10.09		$904	(a)		0.95%			(a)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
2015		2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
2013		2,217	$15.51	to	$31.20	$60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
2012		1,951	$11.89	to	$23.72	$40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
VY® Oppenheimer Global Portfolio - Adviser Class
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
2015		30		$17.72		$532	1.10%		0.35%			3.20%
2014		33		$17.17		$559	0.86%		0.35%			1.48%
2013		36		$16.92		$609	0.99%		0.35%			25.99%
2012		45		$13.43		$601	0.90%		0.35%			20.77%
VY® Oppenheimer Global Portfolio - Initial Class
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
2015		28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%
2014		30,400	$12.85	to	$21.68	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%
2013		33,227	$12.67	to	$21.19	$621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
2012		36,131	$10.06	to	$16.66	$540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
VY® Oppenheimer Global Portfolio - Service Class
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%
2015		51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
2013		49	$21.09	to	$21.71	$1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
2012		47	$16.83	to	$17.29	$815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Pioneer High Yield Portfolio - Initial Class
2016		1,665	$18.24	to	$22.53	$33,378	5.04%	0.00%	to	1.95%	12.09%	to	14.31%
2015		1,881	$16.11	to	$19.71	$33,264	5.22%	0.00%	to	1.95%	-6.49%	to	-4.61%
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
2013		1,896	$17.14	to	$20.60	$35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
2012		1,358	$15.39	to	$18.34	$23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
VY® Pioneer High Yield Portfolio - Service Class
2016		41	$19.18	to	$21.34	$856	4.62%	0.25%	to	1.25%	12.49%	to	13.63%
2015		41	$16.89	to	$18.78	$756	4.92%	0.25%	to	1.35%	-6.06%	to	-5.06%
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
2013		36	$18.20	to	$19.81	$698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
2012		27	$16.41	to	$17.31	$466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2016		14		$23.34		$319	0.02%		0.35%			6.58%
2015		17		$21.90		$379	—		0.35%			1.15%
2014		18		$21.65		$386	—		0.35%			10.91%
2013		20		$19.52		$389	0.23%		0.35%			33.97%
2012		32		$14.57		$465	—		0.35%			15.27%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%
2015		17,153	$16.91	to	$26.48	$394,816	—	0.00%	to	1.50%	0.46%	to	2.04%
2014		17,649	$16.72	to	$25.96	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%
2013		18,991	$15.09	to	$23.21	$393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
2012		20,973	$11.26	to	$17.17	$324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
2015		50	$16.24	to	$25.21	$994	—	0.00%	to	1.30%	0.42%	to	1.69%
2014		53	$16.17	to	$24.79	$1,070	—	0.00%	to	1.30%	10.19%	to	11.67%
2013		48	$14.67	to	$22.20	$859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
2012		43	$11.02	to	$16.48	$586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2016		50		$22.52		$1,119	—		0.35%			0.67%
2015		64		$22.37		$1,424	—		0.35%			9.87%
2014		73		$20.36		$1,484	—		0.35%			7.78%
2013		83		$18.89		$1,561	—		0.35%			38.08%
2012		89		$13.68		$1,224	—		0.35%			17.93%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2016		9,257	$17.55	to	$54.56	$359,212	—	0.00%	to	1.50%	0.00%	to	1.51%
2015		9,740	$17.48	to	$53.79	$381,587	—	0.00%	to	1.50%	9.13%	to	10.83%
2014		9,293	$15.91	to	$48.96	$337,335	—	0.00%	to	1.50%	7.06%	to	8.71%
2013		9,672	$14.77	to	$45.48	$326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
2012		9,885	$10.71	to	$32.97	$247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2016		139	$22.17	to	$26.75	$3,555	—	0.00%	to	1.45%	-0.18%	to	1.25%
2015		167	$22.21	to	$26.69	$4,226	—	0.00%	to	1.45%	8.93%	to	10.55%
2014		180	$20.39	to	$24.39	$4,148	—	0.00%	to	1.45%	6.87%	to	8.40%
2013		182	$18.89	to	$22.72	$3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%
2012		176	$13.81	to	$16.52	$2,729	—	0.00%	to	1.55%	16.74%	to	18.62%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2016		23		$9.81		$223	2.36%		0.35%			1.03%
2015		36		$9.71		$345	3.71%		0.35%			-4.15%
2014		40		$10.13		$409	2.11%		0.35%			-7.40%
2013		49		$10.94		$539	1.09%		0.35%			19.30%
2012		61		$9.17		$562	1.18%		0.35%			17.87%
VY® Templeton Foreign Equity Portfolio - Initial Class
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
2015		9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
2013		10,606	$10.46	to	$11.48	$114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
2012		11,465	$8.83	to	$9.55	$104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Service Class
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
2015		26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
2013		27	$12.39	to	$13.79	$362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
2012		25	$10.47	to	$11.50	$284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
Voya Corporate Leaders 100 Fund - Class I
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%
2015	6/29/2015	153	$9.60	to	$9.68	$1,470	(d)	0.25%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Strategic Allocation Conservative Portfolio - Class I
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
2013		1,821	$12.26	to	$27.13	$37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%
2012		1,798	$11.03	to	$24.14	$33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
Voya Strategic Allocation Growth Portfolio - Class I
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%
2013		3,607	$11.68	to	$28.95	$76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
2012		3,688	$9.63	to	$23.66	$64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
Voya Strategic Allocation Moderate Portfolio - Class I
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
2013		3,358	$11.86	to	$27.50	$67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
2012		3,554	$10.27	to	$23.66	$61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
2013		111		$14.36		$1,598	1.09%		0.35%			29.60%
2012		71		$11.08		$785	1.34%		0.35%			14.82%
Voya Growth and Income Portfolio - Class I
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
2013		41,976	$13.11	to	$457.82	$1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
2012		42,100	$10.12	to	$353.70	$1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
Voya Growth and Income Portfolio - Class S
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
2013		12	$13.98	to	$20.81	$212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%
2012		533	$10.84	to	$16.04	$6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
Voya Global Equity Portfolio - Class I
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
2015	03/09/2015	10,297	$9.31	to	$9.49	$96,475	(d)	0.00%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Global Equity Portfolio - Class S
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
2015	03/09/2015	1,241	$9.60	to	$9.74	$11,940	(d)	0.00%	to	1.40%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus LargeCap Portfolio - Class I
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
2013		12,649	$11.85	to	$32.83	$325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
2012		13,613	$9.05	to	$24.77	$269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
Voya Index Plus LargeCap Portfolio - Class S
2016		15		$19.52		$298	1.44%		0.35%			9.60%
2015		16		$17.81		$282	1.33%		0.35%			0.28%
2014		18		$17.76		$318	1.23%		0.35%			13.12%
2013		21		$15.70		$335	1.42%		0.35%			32.27%
2012		31		$11.87		$368	1.60%		0.35%			13.70%
Voya Index Plus MidCap Portfolio - Class I
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
2015		9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
2013		10,694	$14.52	to	$42.09	$365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%
2012		11,422	$10.89	to	$31.28	$298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
Voya Index Plus MidCap Portfolio - Class S
2016		13		$22.19		$282	0.88%		0.35%			17.41%
2015		16		$18.90		$300	0.60%		0.35%			-2.43%
2014		19		$19.37		$364	0.69%		0.35%			8.94%
2013		28		$17.78		$503	0.90%		0.35%			33.78%
2012		29		$13.29		$387	0.52%		0.35%			16.99%
Voya Index Plus SmallCap Portfolio - Class I
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
2015		5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
2013		6,051	$14.48	to	$30.95	$154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
2012		6,083	$10.24	to	$21.69	$109,978	0.58%	0.00%	to	1.95%	10.36%	to	12.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class S
2016		13		$21.30		$275	0.61%		0.35%			26.56%
2015		16		$16.83		$276	0.72%		0.35%			-3.83%
2014		16		$17.50		$278	0.39%		0.35%			4.92%
2013		14		$16.68		$236	0.49%		0.35%			41.72%
2012		15		$11.77		$176	—		0.35%			11.78%
Voya International Index Portfolio - Class I
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%
2015		3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
2013		2,524	$9.41	to	$17.67	$26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
2012		2,347	$7.89	to	$14.68	$20,592	2.78%	0.00%	to	1.80%	16.54%	to	18.84%
Voya International Index Portfolio - Class S
2016		—		$15.76		$7	2.76%		0.35%			0.19%
2015		—		$15.73		$7	—		0.35%			-1.38%
2014		—		$15.95		$7	—		0.35%			-6.51%
2013		—		$17.06		$6	—		0.35%			20.65%
2012		—		$14.14		$5	—		0.35%			18.03%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
2015		1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%
2013		563	$20.94	to	$22.45	$12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
2012		547	$16.10	to	$17.01	$8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
2015		45	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
2013		45	$21.00	to	$22.21	$956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
2012		36	$16.02	to	$16.87	$585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Index Portfolio - Class I
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
2015		3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
2013		2,704	$13.18	to	$14.51	$37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
2012		2,210	$10.16	to	$10.99	$23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
Voya Russell™ Large Cap Index Portfolio - Class S
2016		15		$26.33		$400	1.61%		0.95%			9.66%
2015		16		$24.01		$389	1.50%		0.95%			0.84%
2014		17		$23.81		$412	0.95%		0.95%			11.52%
2013		10		$21.35		$221	0.70%		0.95%			30.50%
2012		4		$16.36		$65	2.70%		0.95%			14.17%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
2015		21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
2013		19	$19.40	to	$19.49	$365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%
2012		17	$14.90	to	$14.95	$255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
2015		463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%
2013		312	$18.94	to	$20.31	$6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
2012		264	$14.63	to	$15.45	$3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
2015		434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
2013		358	$23.11	to	$24.78	$8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
2012		325	$17.39	to	$18.37	$5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Index Portfolio - Class I
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
2015		4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
2013		2,845	$14.57	to	$16.12	$44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
2012		2,011	$11.05	to	$12.02	$23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
Voya Russell™ Small Cap Index Portfolio - Class I
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%
2015		2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
2013		1,437	$15.67	to	$17.34	$23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
2012		1,049	$11.50	to	$12.50	$12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
Voya Small Company Portfolio - Class I
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
2015		3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
2013		4,235	$15.42	to	$52.98	$155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%
2012		4,493	$11.29	to	$38.48	$122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
Voya Small Company Portfolio - Class S
2016		15		$26.06		$401	0.18%		0.35%			23.74%
2015		15		$21.06		$314	0.33%		0.35%			-1.40%
2014		14		$21.36		$301	—		0.35%			5.90%
2013		15		$20.17		$299	0.40%		0.35%			36.93%
2012		14		$14.73		$207	—		0.35%			13.83%
Voya U.S. Bond Index Portfolio - Class I
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
2015		1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
2013		777	$11.32	to	$12.52	$9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
2012		937	$11.83	to	$12.85	$11,539	2.32%	0.00%	to	1.80%	2.30%	to	3.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class I
2016		5,238	$13.69	to	$33.31	$132,120	—	0.00%	to	1.50%	5.66%	to	7.28%
2015		5,335	$12.94	to	$31.21	$128,449	—	0.00%	to	1.50%	-0.97%	to	0.52%
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
2013		5,043	$12.14	to	$28.81	$113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
2012		2,646	$9.83	to	$21.94	$49,515	0.59%	0.00%	to	1.50%	12.48%	to	14.21%
Voya MidCap Opportunities Portfolio - Class S
2016		49	$19.33	to	$26.84	$1,066	—	0.30%	to	1.55%	5.34%	to	6.70%
2015		60	$18.35	to	$25.17	$1,232	—	0.20%	to	1.55%	-1.29%	to	0.05%
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
2013		74	$17.39	to	$23.29	$1,401	—	0.00%	to	1.55%	29.68%	to	31.62%
2012		122	$13.41	to	$17.75	$1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
Voya SmallCap Opportunities Portfolio - Class I
2016		3,119	$12.13	to	$32.18	$56,707	—	0.00%	to	1.65%	11.53%	to	13.39%
2015		3,040	$10.82	to	$28.65	$50,351	—	0.00%	to	1.65%	-2.35%	to	-0.91%
2014		2,382	$11.05	to	$28.97	$42,392	—	0.00%	to	1.75%	4.01%	to	5.63%
2013		2,427	$13.46	to	$27.49	$41,575	—	0.00%	to	1.50%	37.03%	to	39.05%
2012		2,283	$9.77	to	$19.73	$28,744	—	0.00%	to	1.75%	13.45%	to	14.88%
Voya SmallCap Opportunities Portfolio - Class S
2016		4		$25.99		$99	—		0.35%			12.71%
2015		5		$23.06		$121	—		0.35%			-1.50%
2014		6		$23.41		$139	—		0.35%			4.98%
2013		5		$22.30		$108	—		0.35%			38.25%
2012		5		$16.13		$80	—		0.35%			14.56%
Wanger International
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
2015		3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
2013		3,586	$11.63	to	$13.66	$46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
2012		3,149	$9.59	to	$11.16	$33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger Select
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
2015		2,867	$12.91	to	$24.20	$62,371	0.01%	0.00%	to	1.65%	-1.22%	to	0.25%
2014		3,331	$12.99	to	$24.14	$73,151	—	0.00%	to	1.75%	1.39%	to	3.43%
2013		4,455	$12.71	to	$23.40	$96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
2012		5,096	$9.53	to	$17.39	$82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
Wanger USA
2016		2,642	$15.22	to	$28.79	$68,640	—	0.00%	to	1.75%	11.73%	to	13.69%
2015		2,789	$13.50	to	$25.50	$64,131	—	0.00%	to	1.75%	-2.34%	to	-0.60%
2014		2,947	$13.70	to	$25.84	$68,668	—	0.00%	to	1.75%	2.96%	to	4.79%
2013		3,280	$13.20	to	$24.83	$73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
2012		3,344	$9.97	to	$18.69	$56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
Washington Mutual Investors FundSM - Class R-3
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
2015		148	$17.47	to	$21.02	$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
2013		260	$16.35	to	$19.06	$4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%
2012		317	$12.63	to	$14.50	$4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
Washington Mutual Investors FundSM - Class R-4
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
2015		6,613	$14.36	to	$21.69	$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%
2013		6,678	$13.18	to	$19.59	$118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
2012		6,972	$10.09	to	$14.88	$94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
Wells Fargo Small Cap Value Fund - Class A
2016		9		$17.57		$153	—		1.00%			31.41%
2015		7		$13.37		$95	—		1.00%			-11.57%
2014		7		$15.12		$108	0.90%		1.00%			2.44%
2013		8		$14.76		$115	—		1.00%			13.80%
2012		10		$12.97		$135	0.82%		1.00%			12.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Small Company Growth Fund - Administrator Class
2016	05/17/2016	19	$11.38	to	$11.61	$216	(e)	0.50%	to	1.25%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Wells Fargo Special Small Cap Value Fund - Class A
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%
2015		3,031	$15.07	to	$39.8	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%
2013		3,477	$14.97	to	$38.91	$118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%
2012		3,766	$10.94	to	$28.21	$94,083	—	0.00%	to	1.50%	11.78%	to	13.50%

(a)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2016 and 2015, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 16, 2017

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,364.8 as of 2016 and $20,747.1 as of 2015)	$23,169.9	$21,211.6
Fixed maturities, at fair value using the fair value option	957.2	798.0
Equity securities, available-for-sale, at fair value (cost of $67.1 as of 2016 and $116.7 as of 2015)	82.3	131.3
Short-term investments	32.9	—
Mortgage loans on real estate, net of valuation allowance of $1.1 as of 2016 and $1.2 as of 2015	4,254.5	3,729.1
Policy loans	218.9	229.8
Limited partnerships/corporations	347.8	298.5
Derivatives	470.8	450.3
Securities pledged (amortized cost of $692.8 as of 2016 and $252.3 as of 2015)	767.9	249.2
Total investments	30,302.2	27,097.8
Cash and cash equivalents	561.0	661.1
Short-term investments under securities loan agreements, including collateral delivered	378.8	241.5
Accrued investment income	301.5	295.3
Premiums receivable and reinsurance recoverable	1,633.7	1,838.8
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,028.5	1,244.7
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	0.7	10.5
Due from affiliates	56.4	56.0
Property and equipment	67.7	71.3
Other assets	159.2	167.0
Assets held in separate accounts	61,980.7	58,910.6
Total assets	$96,645.4	$90,769.6

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$29,578.1	$27,068.0
Payable for securities purchased	7.7	52.5
Payables under securities loan agreements, including collateral held	648.5	541.3
Long-term debt	4.9	4.9
Due to affiliates	162.1	132.2
Derivatives	172.9	115.1
Deferred income taxes	222.8	133.0
Other liabilities	491.4	443.0
Liabilities related to separate accounts	61,980.7	58,910.6
Total liabilities	93,269.1	87,400.6

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2016 and 2015; $50 par value per share)	2.8	2.8
Additional paid-in capital	2,994.4	3,272.6
Accumulated other comprehensive income (loss)	559.5	386.8
Retained earnings (deficit)	(180.4)	(293.2)
Total shareholder's equity	3,376.3	3,369.0
Total liabilities and shareholder's equity	$96,645.4	$90,769.6

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Revenues:
Net investment income	$1,500.6	$1,409.8	$1,389.4
Fee income	724.6	765.3	784.1
Premiums	870.2	657.1	88.8
Broker-dealer commission revenue	175.4	229.7	244.9
Net realized capital gains (losses):
Total other-than-temporary impairments	(19.0)	(44.7)	(7.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0.4	1.2	—
Net other-than-temporary impairments recognized in earnings	(19.4)	(45.9)	(7.1)
Other net realized capital gains (losses)	(193.8)	(231.3)	(132.5)
Total net realized capital gains (losses)	(213.2)	(277.2)	(139.6)
Other revenue	(1.4)	(1.6)	4.4
Total revenues	3,056.2	2,783.1	2,372.0
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,764.6	1,422.3	927.8
Operating expenses	815.5	772.5	783.9
Broker-dealer commission expense	175.4	229.7	244.9
Net amortization of Deferred policy acquisition costs and Value of business acquired	166.5	132.6	109.2
Total benefits and expenses	2,922.0	2,557.1	2,065.8
Income (loss) before income taxes	134.2	226.0	306.2
Income tax expense (benefit)	21.4	52.8	74.5
Net income (loss)	$112.8	$173.2	$231.7

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Net income (loss)	$112.8	$173.2	$231.7
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	257.8	(693.4)	531.8
Other-than-temporary impairments	8.7	2.8	5.1
Pension and other postretirement benefits liability	(1.4)	(2.3)	(2.2)
Other comprehensive income (loss), before tax	265.1	(692.9)	534.7
Income tax expense (benefit) related to items of other comprehensive income (loss)	92.4	(238.2)	188.6
Other comprehensive income (loss), after tax	172.7	(454.7)	346.1
Comprehensive income (loss)	$285.5	$(281.5)	$577.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2014	$2.8	$3,953.3	$495.4	$(698.1)	$3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance as of December 31, 2014	2.8	3,583.9	841.5	(466.4)	3,961.8
Comprehensive income (loss):
Net income (loss)	—	—	—	173.2	173.2
Other comprehensive income (loss), after tax	—	—	(454.7)	—	(454.7)
Total comprehensive income (loss)					(281.5)
Dividends paid and distributions of capital	—	(321.0)	—	—	(321.0)
Employee related benefits	—	9.7	—	—	9.7
Balance as of December 31, 2015	2.8	3,272.6	386.8	(293.2)	3,369.0
Comprehensive income (loss):
Net income (loss)	—	—	—	112.8	112.8
Other comprehensive income (loss), after tax	—	—	172.7	—	172.7
Total comprehensive income (loss)					285.5
Dividends paid and distributions of capital	—	(278.0)	—	—	(278.0)
Employee related benefits	—	(0.2)	—	—	(0.2)
Balance as of December 31, 2016	$2.8	$2,994.4	$559.5	$(180.4)	$3,376.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Operating Activities:
Net income (loss)	$112.8	$173.2	$231.7
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(79.5)	(83.5)	(77.4)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	167.8	133.9	110.9
Net accretion/amortization of discount/premium	(0.7)	7.1	9.6
Future policy benefits, claims reserves and interest credited	1,288.6	1,193.5	616.7
Deferred income tax (benefit) expense	(2.6)	(1.3)	(11.2)
Net realized capital losses	213.2	277.2	139.6
Depreciation	3.6	3.6	3.6
Change in:
Accrued investment income	(6.2)	(10.1)	(0.2)
Premiums receivable and reinsurance recoverable	205.1	90.7	87.1
Other receivables and asset accruals	6.9	2.0	(59.0)
Due to/from affiliates	29.5	25.7	(8.2)
Other payables and accruals	126.5	(56.8)	71.0
Other, net	(11.1)	0.2	(10.6)
Net cash provided by operating activities	2,053.9	1,755.4	1,103.6
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,184.3	3,372.8	3,071.1
Equity securities, available-for-sale	49.3	17.4	14.1
Mortgage loans on real estate	375.3	557.2	504.6
Limited partnerships/corporations	70.8	47.8	43.9
Acquisition of:
Fixed maturities	(5,663.9)	(5,257.7)	(3,300.6)
Equity securities, available-for-sale	—	(28.0)	—
Mortgage loans on real estate	(900.5)	(773.3)	(621.3)
Limited partnerships/corporations	(113.2)	(95.7)	(103.1)
Derivatives, net	28.4	(46.7)	(25.2)
Policy loans, net	10.9	9.3	2.9
Short-term investments, net	(32.9)	241.5	(226.4)
Collateral received (delivered), net	(30.1)	8.1	163.1
Purchases of fixed assets, net	—	(0.1)	—
Net cash used in investing activities	(3,021.6)	(1,947.4)	(476.9)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,746.0	$3,195.1	$2,355.5
Maturities and withdrawals from investment contracts	(2,534.5)	(2,439.7)	(2,580.4)
Receipts on deposit contracts	—	—	124.7
Settlements on deposit contracts	(66.0)	(63.2)	(54.9)
Excess tax benefits on share-based compensation	0.1	0.7	1.7
Dividends paid and return of capital distribution	(278.0)	(321.0)	(371.0)
Net cash provided by (used in) financing activities	867.6	371.9	(524.4)
Net (decrease) increase in cash and cash equivalents	(100.1)	179.9	102.3
Cash and cash equivalents, beginning of period	661.1	481.2	378.9
Cash and cash equivalents, end of period	$561.0	$661.1	$481.2
Supplemental cash flow information:
Income taxes paid (received), net	$15.4	$54.2	$168.3
Interest paid	—	0.1	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING Group continues to hold certain warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated financial guidance, planning and advisory representatives associated with Voya Financial, Inc.'s retail broker-dealer, Voya Financial Advisors, Inc. ("Voya Financial Advisors").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where we may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest.  Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, and are included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, which generally range from 3 to 40 years, with the exception of land and artwork which are not depreciated. Depreciation expense is included in Operating expenses in the Consolidated Statements of Operations.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.8% for the years 2016, 2015 and 2014. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIAs that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

Derivative Contract Novations
In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-05, "Derivatives and Hedging (Accounting Standards Codification ("ASC") Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships” (“ASU 2016-05”), which clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under ASC Topic 815 does not, in and of itself, require dedesignation of that hedging relationship.

The provisions of ASU 2016-05 are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted, using either a prospective or modified retrospective approach. The Company elected to early adopt ASU 2016-05 as of January 1, 2016 on a prospective basis. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidation
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar legal entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The Company adopted the provisions of ASU 2015-02 on January 1, 2016 using a modified retrospective approach. The adoption had no effect on the Company's financial condition or results of operations, but impacted disclosures only. Investments in limited partnerships previously accounted for as VOEs became VIEs under the new guidance as the limited partners do not hold substantive kick-out rights or participating rights. See Variable Interest Entities section of the Investments Note to these Consolidated Financial Statements for additional information.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

The provisions of ASU 2014-16 were adopted by the Company on January 1, 2016. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Statement of Cash Flows
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (ASC Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.  The amendments provide guidance on eight specific cash flow issues.

The provisions of ASU 2016-15 are effective retrospectively for fiscal years beginning after December 15, 2017, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-15.

Financial Instruments - Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which:

•	Introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments,

•	Modifies the impairment model for available-for-sale debt securities, and

•	Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

The provisions of ASU 2016-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted for fiscal years beginning after December 15, 2018. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Debt Instruments
In March 2016, the FASB issued ASU 2016-06, “Derivatives and Hedging (ASC Topic 815): Contingent Put and Call Options in Debt Instruments” (“ASU 2016-06”), which clarifies that an entity is only required to follow the four-step decision sequence when assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts for purposes of bifurcating an embedded derivative. The entity does not need to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks.

The provisions of ASU 2016-06 are effective on a modified retrospective basis for fiscal years beginning after December 15, 2016, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-06.

Financial Instruments - Recognition and Measurement
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to the balance sheet as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.

The provisions of ASU 2014-09 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted as of January 1, 2017. Initial adoption of ASU 2014-09 is required to be reported using either a retrospective or modified retrospective approach.

The Company plans to adopt ASU 2014-09 on January 1, 2018. As the scope of ASU 2014-09 excludes insurance contracts and financial instruments, the guidance does not apply to a significant portion of the Company’s business. Consequently, the Company does not currently expect the adoption of this guidance to have a material impact; however, implementation efforts, including assessment of transition approach, are ongoing.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2016:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$692.8	$95.9	$1.7	$—	$787.0	$—
U.S. Government agencies and authorities	3.8	—	—	—	3.8	—
State, municipalities and political subdivisions	794.7	16.3	15.6	—	795.4	—
U.S. corporate public securities	9,511.1	533.3	72.0	—	9,972.4	1.3
U.S. corporate private securities	2,950.9	89.4	79.7	—	2,960.6	—
Foreign corporate public securities and foreign governments(1)	2,801.4	120.6	37.6	—	2,884.4	—
Foreign corporate private securities(1)	2,822.0	113.9	25.9	—	2,910.0	—

Residential mortgage-backed securities:
Agency	2,356.7	81.4	27.0	9.3	2,420.4	—
Non-Agency	313.8	47.6	2.0	8.2	367.6	4.8
Total Residential mortgage-backed securities	2,670.5	129.0	29.0	17.5	2,788.0	4.8
Commercial mortgage-backed securities	1,301.2	33.2	16.7	—	1,317.7	—
Other asset-backed securities	466.4	10.6	1.3	—	475.7	2.1

Total fixed maturities, including securities pledged	24,014.8	1,142.2	279.5	17.5	24,895.0	8.2
Less: Securities pledged	692.8	81.9	6.8	—	767.9	—
Total fixed maturities	23,322.0	1,060.3	272.7	17.5	24,127.1	8.2
Equity securities	67.1	15.2	—	—	82.3	—
Total fixed maturities and equity securities investments	$23,389.1	$1,075.5	$272.7	$17.5	$24,209.4	$8.2
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $176.3 of net unrealized gains on impaired available-for-sale securities.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$616.6	$105.1	$0.3	$—	$721.4	$—
U.S. Government agencies and authorities	4.3	—	—	—	4.3	—
State, municipalities and political subdivisions	589.9	13.8	7.9	—	595.8	—
U.S. corporate public securities	9,472.4	384.9	256.8	—	9,600.5	1.4
U.S. corporate private securities	2,336.0	86.3	62.4	—	2,359.9	—
Foreign corporate public securities and foreign governments(1)	2,868.7	95.0	151.5	—	2,812.2	—
Foreign corporate private securities(1)	2,678.8	96.1	63.5	—	2,711.4	—

Residential mortgage-backed securities:
Agency	1,579.5	105.3	4.8	12.8	1,692.8	—
Non-Agency	181.6	46.3	2.1	10.6	236.4	6.4
Total Residential mortgage-backed securities	1,761.1	151.6	6.9	23.4	1,929.2	6.4
Commercial mortgage-backed securities	1,228.9	49.5	3.5	—	1,274.9	6.7
Other asset-backed securities	240.7	9.9	1.4	—	249.2	2.4

Total fixed maturities, including securities pledged	21,797.4	992.2	554.2	23.4	22,258.8	16.9
Less: Securities pledged	252.3	16.0	19.1	—	249.2	—
Total fixed maturities	21,545.1	976.2	535.1	23.4	22,009.6	16.9
Equity securities	116.7	14.6	—	—	131.3	—
Total fixed maturities and equity securities investments	$21,661.8	$990.8	$535.1	$23.4	$22,140.9	$16.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $209.2 of net unrealized gains on impaired available-for-sale securities.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2016, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$741.6	$742.6
After one year through five years	4,830.8	5,053.6
After five years through ten years	6,406.6	6,503.1
After ten years	7,597.7	8,014.3
Mortgage-backed securities	3,971.7	4,105.7
Other asset-backed securities	466.4	475.7
Fixed maturities, including securities pledged	$24,014.8	$24,895.0

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2016 and 2015, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2016
Communications	$1,222.6	$85.3	$10.2	$1,297.7
Financial	2,850.4	146.7	14.1	2,983.0
Industrial and other companies	8,479.5	346.4	98.9	8,727.0
Energy	2,144.8	104.9	48.8	2,200.9
Utilities	2,436.2	130.1	31.3	2,535.0
Transportation	617.7	25.7	5.6	637.8
Total	$17,751.2	$839.1	$208.9	$18,381.4

December 31, 2015
Communications	$1,218.8	$67.1	$28.6	$1,257.3
Financial	2,651.5	146.8	13.1	2,785.2
Industrial and other companies	7,778.2	267.7	180.7	7,865.2
Energy	2,655.2	26.1	261.8	2,419.5
Utilities	2,150.7	122.1	21.8	2,251.0
Transportation	560.6	14.0	13.8	560.8
Total	$17,015.0	$643.8	$519.8	$17,139.0

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2016 and 2015, approximately 58.4% and 63.8%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2016 and 2015, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2016 and 2015, the fair value of loaned securities was $548.2 and $178.9, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $248.4 and $185.9, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, liabilities to return collateral of $248.4 and $185.9, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

During the first quarter of 2016 under an amendment to the securities lending program, the Company began accepting non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2016 the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $315.8. As of December 31, 2015, the Company did not retain any securities as collateral.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2016(1)	December 31, 2015
U.S. Treasuries	$303.6	$—
U.S. corporate public securities	179.6	111.7
Foreign corporate public securities and foreign governments	79.6	74.2
Equity Securities	0.4	—
Short-term Investments	1.0	—
Payables under securities loan agreements	$564.2	$185.9
(1) Borrowings under securities lending transactions include both cash and non-cash collateral of $248.4 and $315.8, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $347.8 and $0.4 as of December 31, 2016 and 2015, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2016:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$134.4	$1.7	$—	$—		$—	$—	$134.4	$1.7
State, municipalities and political subdivisions	426.6	14.9	—	—		4.9	0.7	431.5	15.6
U.S. corporate public securities	2,107.1	53.2	2.5	0.2		179.7	18.6	2,289.3	72.0
U.S. corporate private securities	1,011.2	48.2	21.7	1.0		131.5	30.5	1,164.4	79.7
Foreign corporate public securities and foreign governments	678.4	20.4	1.2	0.1		132.5	17.1	812.1	37.6
Foreign corporate private securities	599.7	22.8	—	—		44.8	3.1	644.5	25.9
Residential mortgage-backed	881.2	23.5	109.0	2.7		54.5	2.8	1,044.7	29.0
Commercial mortgage-backed	414.3	16.7	4.9	—	*	6.3	—	425.5	16.7
Other asset-backed	146.9	0.3	0.9	—	*	17.3	1.0	165.1	1.3
Total	$6,399.8	$201.7	$140.2	$4.0		$571.5	$73.8	$7,111.5	$279.5
*Less than $0.1

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$69.4	$0.3	$—	$—		$—	$—	$69.4	$0.3
State, municipalities and political subdivisions	191.3	2.2	150.3	5.7		—	—	341.6	7.9
U.S. corporate public securities	1,764.0	67.6	1,708.3	136.4		209.6	52.8	3,681.9	256.8
U.S. corporate private securities	373.2	10.9	410.5	43.8		35.8	7.7	819.5	62.4
Foreign corporate public securities and foreign governments	670.0	33.8	485.8	55.8		195.7	61.9	1,351.5	151.5
Foreign corporate private securities	546.0	42.1	213.3	16.5		19.6	4.9	778.9	63.5
Residential mortgage-backed	116.5	1.7	42.3	0.9		128.4	4.3	287.2	6.9
Commercial mortgage-backed	156.9	1.4	78.8	2.1		—	—	235.7	3.5
Other asset-backed	22.6	0.1	0.4	—	*	13.7	1.3	36.7	1.4
Total	$3,909.9	$160.1	$3,089.7	$261.2		$602.8	$132.9	$7,602.4	$554.2
*Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 88.6% and 81.9% of the average book value as of December 31, 2016 and 2015, respectively.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2016
Six months or less below amortized cost	$6,702.7	$22.0	$215.8	$5.0	1,098	9
More than six months and twelve months or less below amortized cost	269.4	3.3	14.2	0.8	54	2
More than twelve months below amortized cost	312.8	80.8	20.7	23.0	128	5
Total	$7,284.9	$106.1	$250.7	$28.8	1,280	16

December 31, 2015
Six months or less below amortized cost	$3,980.3	$747.5	$141.7	$211.4	762	104
More than six months and twelve months or less below amortized cost	3,001.4	27.6	156.6	13.4	485	2
More than twelve months below amortized cost	382.5	17.3	26.9	4.2	144	2
Total	$7,364.2	$792.4	$325.2	$229.0	1,391	108

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses			Number of Securities
	< 20%	> 20%		< 20%	> 20%		< 20%	> 20%
December 31, 2016
U.S. Treasuries	$136.1	$—		$1.7	$—		22	—
State, municipalities and political subdivisions	447.1	—		15.6	—		187	—
U.S. corporate public securities	2,351.7	9.6		69.5	2.5		417	3
U.S. corporate private securities	1,162.2	81.9		56.8	22.9		108	3
Foreign corporate public securities and foreign governments	836.9	12.8		34.6	3.0		159	3
Foreign corporate private securities	670.4	—	*	25.9	—	*	64	2
Residential mortgage-backed	1,073.6	0.1		29.0	—	*	196	3
Commercial mortgage-backed	442.2	—	*	16.7	—	*	90	1
Other asset-backed	164.7	1.7		0.9	0.4		37	1
Total	$7,284.9	$106.1		$250.7	$28.8		1,280	16

December 31, 2015
U.S. Treasuries	$69.7	$—		$0.3	$—		14	—
State, municipalities and political subdivisions	349.5	—		7.9	—		117	—
U.S. corporate public securities	3,565.2	373.5		153.5	103.3		651	58
U.S. corporate private securities	791.0	90.9		34.6	27.8		87	4
Foreign corporate public securities and foreign governments	1,211.9	291.1		63.6	87.9		254	40
Foreign corporate private securities	807.3	35.1		53.9	9.6		85	5
Residential mortgage-backed	294.1	—		6.9	—		130	—
Commercial mortgage-backed	239.2	—		3.5	—		38	—
Other asset-backed	36.3	1.8		1.0	0.4		15	1
Total	$7,364.2	$792.4		$325.2	$229.0		1,391	108
* Less than $0.1.
Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the years ended December 31, 2016 and 2015, the Company had no new troubled debt restructurings for private placement bonds or commercial mortgage loans.

As of December 31, 2016 the Company held no commercial mortgage troubled debt restructured loans.

As of December 31, 2016 and 2015, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2016			December 31, 2015
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$4.6	$4,251.0	$4,255.6	$10.7	$3,719.6	$3,730.3
Collective valuation allowance for losses	N/A	(1.1)	(1.1)	N/A	(1.2)	(1.2)
Total net commercial mortgage loans	$4.6	$4,249.9	$4,254.5	$10.7	$3,718.4	$3,729.1
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2016 and 2015.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2016	December 31, 2015
Collective valuation allowance for losses, balance at January 1	$1.2	$1.1
Addition to (reduction of) allowance for losses	(0.1)	0.1
Collective valuation allowance for losses, end of period	$1.1	$1.2

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2016	December 31, 2015
Impaired loans without allowances for losses	$4.6	$10.7
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$4.6	$10.7
Unpaid principal balance of impaired loans	$6.1	$12.2

As of December 31, 2016 and 2015 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2016	December 31, 2015
Troubled debt restructured loans	$—	$5.9

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2016 and 2015.

There were no loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2016. There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $1.0.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made to either apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Impaired loans, average investment during the period (amortized cost)(1)	$7.7	$21.6	$37.6
Interest income recognized on impaired loans, on an accrual basis(1)	0.4	1.2	2.2
Interest income recognized on impaired loans, on a cash basis(1)	0.4	1.3	2.1
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	0.8	1.8
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Loan-to-Value Ratio:
0% - 50%	$369.1	$395.1
>50% - 60%	1,078.9	969.4
>60% - 70%	2,574.1	2,158.2
>70% - 80%	230.8	204.8
>80% and above	2.7	2.8
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$3,427.6	$2,957.7
>1.25x - 1.5x	415.2	494.5
>1.0x - 1.25x	340.7	208.6
Less than 1.0x	46.7	38.6
Commercial mortgage loans secured by land or construction loans	25.4	30.9
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2016 (1)		December 31, 2015 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$968.8	22.9%	$867.5	23.3%
South Atlantic	956.3	22.5%	857.3	23.0%
Middle Atlantic	710.1	16.7%	556.1	14.9%
West South Central	431.9	10.1%	414.8	11.1%
Mountain	370.7	8.7%	304.1	8.2%
East North Central	447.8	10.5%	380.8	10.2%
New England	81.1	1.9%	81.4	2.2%
West North Central	223.2	5.2%	208.6	5.6%
East South Central	65.7	1.5%	59.7	1.5%
Total Commercial mortgage loans	$4,255.6	100.0%	$3,730.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

	December 31, 2016 (1)		December 31, 2015 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,358.9	31.9%	$1,330.8	35.7%
Industrial	960.7	22.6%	741.3	19.9%
Apartments	793.5	18.6%	630.4	16.9%
Office	711.0	16.7%	586.3	15.7%
Hotel/Motel	170.2	4.0%	177.6	4.7%
Mixed Use	49.9	1.2%	47.1	1.3%
Other	211.4	5.0%	216.8	5.8%
Total Commercial mortgage loans	$4,255.6	100.0%	$3,730.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Year of Origination:
2016	$874.3	$—
2015	729.1	745.3
2014	548.0	558.0
2013	685.1	709.2
2012	681.1	748.2
2011	442.9	553.2
2010 and prior	295.1	416.4
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. corporate public securities	$3.7	2	$8.5	8	$1.7		3
Foreign corporate public securities and foreign governments(1)	12.2	3	34.2	9	3.7		7
Foreign corporate private securities(1)	0.7	2	0.7	1	—		—
Residential mortgage-backed	2.8	25	2.4	26	1.6		26
Commercial mortgage-backed	—	—	—	0	0.1		2
Other asset-backed	—	—	0.1	1	—	*	1
Total	$19.4	32	$45.9	45	$7.1		39
(1) Primarily U.S. dollar denominated.

* Less than $0.1.

The above tables include $1.9, $3.8 and $1.6 of write-downs related to credit impairments for the years ended December 31, 2016, 2015 and 2014, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $17.5, $42.1 and $5.5 in write-downs for the years ended December 31, 2016, 2015 and 2014, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$3.7	1	$8.5	7	$1.6	3
Foreign corporate public securities and foreign governments(1)	11.7	2	32.5	8	3.7	7
Foreign corporate private securities(1)	—	—	—	—	—	—
Residential mortgage-backed	2.1	4	1.1	5	0.1	3
Commercial mortgage-backed	—	—	—	—	0.1	2
Other asset-backed	—	—	—	—	—	—
Total	$17.5	7	$42.1	20	$5.5	15
(1) Primarily U.S. dollar denominated.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Balance at January 1	$19.3	$22.4	$28.0
Additional credit impairments:
On securities not previously impaired	—	—	0.7
On securities previously impaired	0.8	1.3	0.9
Reductions:
Increase in cash flows	1.6	0.2	0.6
Securities sold, matured, prepaid or paid down	9.3	4.2	6.6
Balance at December 31	$9.2	$19.3	$22.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities	$1,325.0	$1,230.0	$1,216.3
Equity securities, available-for-sale	4.3	4.2	7.1
Mortgage loans on real estate	190.5	194.6	172.7
Policy loans	12.1	12.0	13.3
Short-term investments and cash equivalents	1.3	0.6	0.5
Other	29.8	21.9	30.6
Gross investment income	1,563.0	1,463.3	1,440.5
Less: investment expenses	62.4	53.5	51.1
Net investment income	$1,500.6	$1,409.8	$1,389.4

As of December 31, 2016 and 2015, the Company had $3.0 and $1.1, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities, available-for-sale, including securities pledged	$(70.1)	$(65.2)	$(14.7)
Fixed maturities, at fair value option	(201.9)	(141.2)	(74.6)
Equity securities, available-for-sale	—	(0.3)	1.3
Derivatives	51.9	(13.7)	50.6
Embedded derivatives - fixed maturities	(5.9)	(4.4)	(1.2)
Guaranteed benefit derivatives	12.7	(52.4)	(101.2)
Other investments	0.1	—	0.2
Net realized capital gains (losses)	$(213.2)	$(277.2)	$(139.6)
After-tax net realized capital gains (losses)	$(138.6)	$(180.2)	$(90.7)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Proceeds on sales	$1,824.6	$1,835.4	$1,616.3
Gross gains	19.6	24.6	24.4
Gross losses	85.0	48.7	35.2

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company also used futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts. During the first quarter of 2016, the Company moved to a static hedging strategy for its FIA contracts and replaced futures contracts with equity options.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2016			December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$35.3	$0.4	$0.2	$285.3	$60.1	$—
Foreign exchange contracts	230.5	12.8	6.3	51.2	10.7	—
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	29,112.2	437.1	154.2	25,309.1	362.3	104.0
Foreign exchange contracts	175.4	12.6	12.0	144.6	13.9	10.7
Equity contracts	89.4	2.3	—	15.9	—	0.1
Credit contracts	425.5	5.6	0.2	407.5	3.3	0.3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	17.5	—	N/A	23.4	—
Within products	N/A	—	173.8	N/A	—	184.1
Within reinsurance agreements	N/A	—	(43.5)	N/A	—	(71.6)
Managed custody guarantees	N/A	—	—	N/A	—	0.3
Total		$488.3	$303.2		$473.7	$227.9

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2016 and 2015. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2016
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$425.5	$5.6	$0.2
Equity contracts	89.4	2.3	—
Foreign exchange contracts	405.9	25.4	18.3
Interest rate contracts	25,606.7	437.5	153.8
		470.8	172.3
Counterparty netting(1)		(169.0)	(169.0)
Cash collateral netting(1)		(265.8)	—
Securities collateral netting(1)		(11.0)	(1.7)
Net receivables/payables		$25.0	$1.6
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$407.5	$3.3	$0.3
Equity contracts	—	—	—
Foreign exchange contracts	195.8	24.6	10.7
Interest rate contracts	22,965.5	422.4	103.4
		450.3	114.4
Counterparty netting(1)		(111.7)	(111.7)
Cash collateral netting(1)		(298.0)	(0.3)
Securities collateral netting(1)		(11.0)	(2.4)
Net receivables/payables		$29.6	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2016, the Company held $42.6 and $227.1 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2015, the Company held $120.3 and $179.5 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2016, the Company delivered $219.7 of securities and held $11.2 of securities as collateral. As of December 31, 2015, the Company delivered $70.3 of securities and held $11.1 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.6	$0.7	$0.2
Foreign exchange contracts	1.0	0.6	0.5
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	50.5	(16.1)	41.0
Foreign exchange contracts	(4.1)	1.3	4.8
Equity contracts	0.9	(0.7)	1.8
Credit contracts	3.0	0.5	2.3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	(5.9)	(4.4)	(1.2)
Within products(2)	12.3	(52.3)	(101.4)
Within reinsurance agreements(3)	(28.0)	58.5	(41.0)
Managed custody guarantees(2)	0.4	(0.1)	0.2
Total	$30.7	$(12.0)	$(92.8)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2016, 2015 and 2014, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2016, the fair values of credit default swaps of $5.6 and $0.2 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2015, the fair values of credit default swaps of $3.3 and $0.3 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2016, the maximum potential future exposure to the Company was $402.0 on credit default swaps. As of December 31, 2015, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$729.3	$57.7	$—	$787.0
U.S. Government agencies and authorities	—	3.8	—	3.8
State, municipalities and political subdivisions	—	795.4	—	795.4
U.S. corporate public securities	—	9,964.9	7.5	9,972.4
U.S. corporate private securities	—	2,435.9	524.7	2,960.6
Foreign corporate public securities and foreign governments(1)	—	2,884.3	0.1	2,884.4
Foreign corporate private securities (1)	—	2,756.0	154.0	2,910.0
Residential mortgage-backed securities	—	2,766.8	21.2	2,788.0
Commercial mortgage-backed securities	—	1,307.9	9.8	1,317.7
Other asset-backed securities	—	449.0	26.7	475.7
Total fixed maturities, including securities pledged	729.3	23,421.7	744.0	24,895.0
Equity securities, available-for-sale	34.4	—	47.9	82.3
Derivatives:
Interest rate contracts	—	437.5	—	437.5
Foreign exchange contracts	—	25.4	—	25.4
Equity contracts	—	2.3	—	2.3
Credit contracts	—	5.6	—	5.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	939.8	32.9	—	972.7
Assets held in separate accounts	57,192.4	4,782.9	5.4	61,980.7
Total assets	$58,895.9	$28,708.3	$797.3	$88,401.5
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.3	$23.3
Stabilizer and MCGs	—	—	150.5	150.5
Other derivatives:
Interest rate contracts	0.6	153.8	—	154.4
Foreign exchange contracts	—	18.3	—	18.3
Equity contracts	—	—	—	—
Credit contracts	—	0.2	—	0.2
Embedded derivative on reinsurance	—	(43.5)	—	(43.5)
Total liabilities	$0.6	$128.8	$173.8	$303.2
(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$660.4	$61.0	$—	$721.4
U.S. Government agencies and authorities	—	4.3	—	4.3
State, municipalities and political subdivisions	—	595.8	—	595.8
U.S. corporate public securities	—	9,598.2	2.3	9,600.5
U.S. corporate private securities	—	1,963.5	396.4	2,359.9
Foreign corporate public securities and foreign governments(1)	—	2,811.7	0.5	2,812.2
Foreign corporate private securities (1)	—	2,553.3	158.1	2,711.4
Residential mortgage-backed securities	—	1,901.0	28.2	1,929.2
Commercial mortgage-backed securities	—	1,262.3	12.6	1,274.9
Other asset-backed securities	—	236.1	13.1	249.2
Total fixed maturities, including securities pledged	660.4	20,987.2	611.2	22,258.8
Equity securities, available-for-sale	83.8	—	47.5	131.3
Derivatives:
Interest rate contracts	—	422.4	—	422.4
Foreign exchange contracts	—	24.6	—	24.6
Equity contracts	—	—	—	—
Credit contracts	—	3.3	—	3.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	902.6	—	—	902.6
Assets held in separate accounts	54,283.0	4,623.6	4.0	58,910.6
Total assets	$55,929.8	$26,061.1	$662.7	$82,653.6
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	161.3	161.3
Other derivatives:
Interest rate contracts	0.6	103.4	—	104.0
Foreign exchange contracts	—	10.7	—	10.7
Equity contracts	0.1	—	—	0.1
Credit contracts	—	0.3	—	0.3
Embedded derivative on reinsurance	—	(71.6)	—	(71.6)
Total liabilities	$0.7	$42.8	$184.4	$227.9
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2016, $655.9 and $18.8 billion of a total fair value of $24.9 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2015, $597.3 and $17.0 billion of a total fair value of $22.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2016 and 2015. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2016
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	2.3	(0.1)	—	—	—	(0.7)	(0.7)	6.7	—	7.5	—
U.S. Corporate private securities	396.4	(0.2)	3.0	173.3	—	(17.5)	(67.9)	44.2	(6.6)	524.7	(0.1)
Foreign corporate public securities and foreign governments(1)	0.5	(0.4)	—	—	—	—	—	—	—	0.1	(0.4)
Foreign corporate private securities(1)	158.1	(0.6)	5.4	—	—	(0.1)	(25.7)	19.6	(2.7)	154.0	(0.6)
Residential mortgage-backed securities	28.2	(7.0)	—	—	—	—	—	—	—	21.2	(7.0)
Commercial mortgage-backed securities	12.6	—	0.1	2.6	—	—	(4.5)	—	(1.0)	9.8	—
Other asset-backed securities	13.1	—	(0.1)	14.8	—	—	(1.6)	0.5	—	26.7	—
Total fixed maturities, including securities pledged	611.2	(8.3)	8.4	190.7	—	(18.3)	(100.4)	71.0	(10.3)	744.0	(8.1)
Equity securities, available-for-sale	47.5	—	0.4	—	—	—	—	—	—	47.9	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(161.3)	15.5	—	—	(4.7)	—	—	—	—	(150.5)	—
FIA(2)	(23.1)	(2.8)	—	—	0.1	—	2.5	—	—	(23.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	—	—	—	—	—	—	—	—
Assets held in separate accounts(5)	4.0	—	—	3.0	—	(0.4)	—	2.7	(3.9)	5.4	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	19.3	—	(0.2)	—	—	—	(0.8)	—	(16.0)	2.3	—
U.S. Corporate private securities	355.5	(0.1)	(14.8)	138.0	—	(2.5)	(91.0)	11.3	—	396.4	(0.2)
Foreign corporate public securities and foreign governments(1)	—	(1.7)	(0.1)	—	—	—	(2.1)	4.4	—	0.5	(1.7)
Foreign corporate private securities(1)	165.7	(0.5)	(1.8)	1.8	—	—	(33.8)	26.7	—	158.1	(0.7)
Residential mortgage-backed securities	17.3	(4.0)	(1.5)	9.8	—	—	—	6.6	—	28.2	(4.0)
Commercial mortgage-backed securities	19.0	—	(0.1)	14.8	—	—	(2.1)	—	(19.0)	12.6	—
Other asset-backed securities	2.4	—	—	12.4	—	—	(0.8)	5.3	(6.2)	13.1	—
Total fixed maturities, including securities pledged	579.2	(6.3)	(18.5)	176.8	—	(2.5)	(130.6)	54.3	(41.2)	611.2	(6.6)
Equity securities, available-for-sale	36.6	—	0.6	10.3	—	—	—	—	—	47.5	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(102.9)	(53.7)	—	—	(4.7)	—	—	—	—	(161.3)	—
FIA(2)	(26.3)	1.3	—	—	(0.1)	—	2.0	—	—	(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1.5	—	—	—	—	—	(1.5)	—	—	—	—
Assets held in separate accounts(5)	2.4	(0.1)	—	4.1	—	(0.1)	—	—	(2.3)	4.0	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2016 and 2015, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2016:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.5%
Nonperformance risk	0.25% to 1.6%		0.25% to 1.6%
Actuarial Assumptions:
Partial Withdrawals	0% to 7.0%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	93%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	7%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.3%
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	90%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	10%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$24,895.0	$24,895.0	$22,258.8	$22,258.8
Equity securities, available-for-sale	82.3	82.3	131.3	131.3
Mortgage loans on real estate	4,254.5	4,339.6	3,729.1	3,881.1
Policy loans	218.9	218.9	229.8	229.8
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	972.7	972.7	902.6	902.5
Derivatives	470.8	470.8	450.3	450.3
Notes receivable from affiliates	175.0	216.2	175.0	208.4
Assets held in separate accounts	61,980.7	61,980.7	58,910.6	58,910.6
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	24,942.7	28,876.5	22,979.4	27,612.3
Supplementary contracts, immediate annuities and other	386.1	437.5	411.8	479.2
Deposit liabilities	172.0	245.8	194.8	194.8
Derivatives:
Guaranteed benefit derivatives:
FIA	23.3	23.3	23.1	23.1
Stabilizer and MCGs	150.5	150.5	161.3	161.3
Other derivatives	172.9	172.9	115.1	115.1
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(43.5)	(43.5)	(71.6)	(71.6)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Deposit liabilities: Fair value is estimated as the present value of expected cash flows associated with the deposit liability discounted using risk-free rates plus adjustments for nonperformance risk and uncertainty in the expected cash flows. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2014	$476.2	$696.6		$1,172.8
Deferrals of commissions and expenses	69.8	6.9		76.7
Amortization:
Amortization	(91.0)	(113.3)		(204.3)
Interest accrued	35.9	59.2	(1)	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)		(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)		(217.0)
Balance as of December 31, 2014	396.5	526.8		923.3
Deferrals of commissions and expenses	76.9	5.8		82.7
Amortization:
Amortization	(106.8)	(117.9)		(224.7)
Interest accrued	36.2	55.9	(1)	92.1
Net amortization included in the Consolidated Statements of Operations	(70.6)	(62.0)		(132.6)
Change in unrealized capital gains/losses on available-for-sale securities	117.6	238.1		355.7
Balance as of December 31, 2015	520.4	708.7		1,229.1
Deferrals of commissions and expenses	73.5	5.3		78.8
Amortization:
Amortization	(95.7)	(159.8)		(255.5)
Interest accrued	37.5	51.5	(1)	89.0
Net amortization included in the Consolidated Statements of Operations	(58.2)	(108.3)		(166.5)
Change in unrealized capital gains/losses on available-for-sale securities	(59.3)	(68.3)		(127.6)
Balance as of December 31, 2016	$476.4	$537.4		$1,013.8

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2016, 2015 and 2014.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2017	46.0
2018	36.9
2019	30.9
2020	27.4
2021	24.1

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2016, the account value for the separate account contracts with guaranteed minimum benefits was $38.4 billion. The additional liability recognized related to minimum guarantees was $157.7. As of December 31, 2015, the account value for the separate account contracts with guaranteed minimum benefits was $36.9 billion. The additional liability recognized related to minimum guarantees was $171.6.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2016 and 2015 was $8.0 billion and $7.8 billion, respectively.

7.    Reinsurance

As of December 31, 2016, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2016, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2016 and 2015, the Company had $1.6 billion and $1.8 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $7.7 and $8.4 were maintained for this contract as of December 31, 2016 and 2015, respectively.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2016	2015
Reserves ceded and claims recoverable	$1,650.3	$1,838.8
Premiums receivable, net	(16.6)	—
Total	$1,633.7	$1,838.8

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Premiums:
Direct premiums	$870.3	$657.2	$88.9
Reinsurance assumed	—	—	0.1
Reinsurance ceded	(0.1)	(0.1)	(0.2)
Net premiums	$870.2	$657.1	$88.8

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2016, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $278.0, $274.0 of which was paid on May 23, 2016 and $4.0 of which was paid on December 27, 2016. During the year ended December 31, 2015, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $321.0, $231.0 of which was paid on May 20, 2015 and $90.0 of which was paid on December 23, 2015.

On March 31, 2016, VFP paid a $20.0 dividend to VRIAC; on June 28, 2016, VFP paid a $20.0 dividend to VRIAC; on September 29, 2016, VFP paid a $20.0 dividend to VRIAC; and on December 12, 2016, VFP declared a dividend in the amount of $25.0, which was paid on December 16, 2016. On December 23, 2015, VFP paid a dividend in the amount of $115.0 to VRIAC.

During the years ended December 31, 2016 and 2015, DSL did not pay any dividends to VRIAC, its parent.

During the years ended December 31, 2016 and 2015, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $266.2, $317.5 and $321.7, for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2016 and 2015.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2016	2015	2014
Fixed maturities, net of OTTI	$862.7	$438.0	$1,553.7
Equity securities, available-for-sale	15.2	14.6	14.5
Derivatives	200.2	208.3	202.6
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(324.4)	(196.4)	(552.4)
Premium deficiency reserve adjustment	(89.2)	(66.5)	(129.8)
Unrealized capital gains (losses), before tax	664.5	398.0	1,088.6
Deferred income tax asset (liability)	(111.0)	(18.1)	(255.5)
Unrealized capital gains (losses), after tax	553.5	379.9	833.1
Pension and other postretirement benefits liability, net of tax	6.0	6.9	8.4
AOCI	$559.5	$386.8	$841.5

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$345.9		$(120.8)	$225.1
Equity securities	0.6		(0.2)	0.4
OTTI	8.7		(3.0)	5.7
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	70.1		(24.5)	45.6
DAC/VOBA and Sales inducements	(128.0)	(1)	44.8	(83.2)
Premium deficiency reserve adjustment	(22.7)		7.9	(14.8)
Change in unrealized gains/losses on available-for-sale securities	274.6		(95.8)	178.8

Derivatives:
Derivatives	11.2	(2)	(3.9)	7.3
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(19.3)		6.8	(12.5)
Change in unrealized gains/losses on derivatives	(8.1)		2.9	(5.2)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1.4)	(3)	0.5	(0.9)
Change in pension and other postretirement benefits liability	(1.4)		0.5	(0.9)
Change in Other comprehensive income (loss)	$265.1		$(92.4)	$172.7
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,183.7)		$410.0	$(773.7)
Equity securities	(0.2)		0.1	(0.1)
OTTI	2.8		(1.0)	1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	65.5		(22.9)	42.6
DAC/VOBA and Sales inducements	356.0	(1)	(124.6)	231.4
Premium deficiency reserve adjustment	63.3		(22.2)	41.1
Change in unrealized gains/losses on available-for-sale securities	(696.3)		239.4	(456.9)

Derivatives:
Derivatives	19.7	(2)	(6.9)	12.8
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(14.0)		4.9	(9.1)
Change in unrealized gains/losses on derivatives	5.7		(2.0)	3.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.3)	(3)	0.8	(1.5)
Change in pension and other postretirement benefits liability	(2.3)		0.8	(1.5)
Change in Other comprehensive income (loss)	$(692.9)		$238.2	$(454.7)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and Sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Current tax expense (benefit):
Federal	$24.0	$54.1	$85.7
Total current tax expense (benefit)	24.0	54.1	85.7
Deferred tax expense (benefit):
Federal	(2.6)	(1.3)	(11.2)
Total deferred tax expense (benefit)	(2.6)	(1.3)	(11.2)
Total income tax expense (benefit)	$21.4	$52.8	$74.5

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Income (loss) before income taxes	$134.2	$226.0	$306.2
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	47.0	79.1	107.2
Tax effect of:
Dividends received deduction	(26.5)	(23.7)	(30.7)
Valuation allowance	(2.1)	(3.6)	(0.4)
Audit settlements	(0.1)	(0.1)	(0.1)
Tax Credit	2.1	3.6	0.4
Other	1.0	(2.5)	(1.9)
Income tax expense (benefit)	$21.4	$52.8	$74.5
Effective tax rate	15.9%	23.4%	24.3%

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2016	2015
Deferred tax assets
Insurance reserves	$224.0	$197.1
Investments	141.1	197.9
Compensation and benefits	71.4	69.6
Other assets	7.4	8.6
Total gross assets before valuation allowance	443.9	473.2
Less: Valuation allowance	5.0	7.1
Assets, net of valuation allowance	438.9	466.1

Deferred tax liabilities
Net unrealized investment (gains) losses	(346.1)	(208.0)
Deferred policy acquisition costs	(315.6)	(391.1)
Total gross liabilities	(661.7)	(599.1)
Net deferred income tax asset (liability)	$(222.8)	$(133.0)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2016 and December 31, 2015, the Company had total valuation allowances of $5.0 and $7.1, respectively. As of December 31, 2016 and December 31, 2015, $124.3 and $126.4, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3) as of the end of each period was allocated to Other comprehensive income related to realized and unrealized capital losses.

For the years ended December 31, 2016, 2015 and 2014, the decreases in the valuation allowance were $2.1, $3.6 and $0.4, respectively, all of which were allocated to continuing operations.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $0.7 and $10.5 as of December 31, 2016 and 2015, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2016 and December 31, 2015.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2016 and December 31, 2015.

Tax Regulatory Matters

During 2016, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2015. The audit settlements did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2016 may be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2016 and 2017.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.7, $6.0 and $6.2 for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $11.7, $10.8 and $10.6, for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Change in benefit obligation:
Benefit obligation, January 1	$88.1	$96.6
Interest cost	4.1	4.1
Benefits paid	(5.3)	(5.3)
Actuarial (gains) losses on obligation	0.6	(7.3)
Benefit obligation, December 31	$87.5	$88.1

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Accrued benefit cost	$(87.5)	$(88.1)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(2.5)	(3.7)
Net amount recognized	$(90.0)	$(91.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2016 and 2015 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2016	2015
Discount rate	4.55%	4.81%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.55% was the appropriate discount rate as of December 31, 2016, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2016	2015	2014
Discount rate	4.81%	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Interest cost	$4.1	$4.1	$4.0
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net (gain) loss recognition	0.6	(7.3)	13.3
Net periodic (benefit) cost	$3.5	$(4.4)	$16.1

Cash Flows

In 2017, the Company is expected to contribute $6.0 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2017 through 2021 and thereafter through 2026, are estimated to be $6.0, $7.3, $5.8, $6.2, $6.0 and $27.8, respectively.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $22.3, $22.0 and $25.1 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company recognized tax benefits of $7.8, $7.7 and $8.6 in 2016, 2015 and 2014, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2016, 2015 and 2014, were $12.6, $12.5 and $12.8, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property").

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2016 and 2015, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2016, 2015 and 2014, rent expense for leases was $4.1, $4.1 and $3.8, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2016 and 2015, the Company had off-balance sheet commitments to acquire mortgage loans of $602.0 and $221.0, respectively, and purchase limited partnerships and private placement investments of $455.9 and $330.4, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2016	2015
Other fixed maturities-state deposits	$13.4	$13.5
Securities pledged(1)	767.9	249.2
Total restricted assets	$781.3	$262.7
(1) Includes the fair value of loaned securities of $548.2 and $178.9 as of December 31, 2016 and 2015, respectively. In addition, as of December 31, 2016 and 2015, the Company delivered securities as collateral of $219.7 and $70.3, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2016, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Dezelan v. Voya Retirement Insurance and Annuity Company (USDC District of Connecticut, No. 3:16-cv-1251)(filed July 26, 2016), a putative class action in which plaintiff, a participant in a 403(b) Plan, seeks to represent the a class of plans whose assets are invested in VRIAC “Group Annuity Contract Stable Value Funds.”  Plaintiff alleges that VRIAC has violated the Employee Retirement Income Security Act of 1974 by charging unreasonable fees and setting its own compensation in

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

connection with stable value products.  Plaintiff seeks declaratory and injunctive relief, disgorgement of profits, damages and attorney’s fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $57.6, $51.5 and $50.2, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $264.7, $235.1 and $197.7, respectively.

•
Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years ended December 31, 2016, 2015 and 2014, expenses related to the agreement were incurred in the amount of $44.5, $26.7 and $26.9, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2016, 2015 and 2014, VRIAC's net earnings related to the agreement were in the amount of $5.4, $7.5 and $8.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2016, 2015 and 2014, revenue under the VIM intercompany agreement was $33.3, $35.0 and $31.9, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, Inc.("VFA"), an affiliate of VRIAC.  For the years ended December 31, 2016, 2015 and 2014 commission expenses incurred by VRIAC were $73.4, $74.0 and $71.6, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2016, 2015 and 2014, commissions were collected in the amount of $175.4, $229.7 and $244.9, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred under these intercompany agreements in the aggregate amount of $123.2, $206.5 and $231.5, respectively.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred under this service agreement in the amount of $2.9, $2.8 and $3.3, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $69.8, $67.8 and $45.5, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that are accounted for under the deposit method with two of its affiliates. As of December 31, 2016 and 2015, the Company had deposit assets of $80.4 and $91.0, respectively, and deposit liabilities of $172.0 and $194.8, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Investment Advisory and Other Fees

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Investments, LLC, an affiliate, pursuant to which Voya Investments, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2016, 2015 and 2014, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $350.3, $379.7 and $414.3, respectively. As of December 31, 2016 and 2015, DSL had $29.7 and $30.1, respectively, receivable from Voya Investors Trust under the management agreement.

Additionally, VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For the years ended December 31, 2016, 2015 and 2014, distribution revenues received by VFP related to affiliated mutual fund products were $25.4, $26.1 and $24.7, respectively.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2016, 2015, and 2014, interest on any borrowing by

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company incurred immaterial interest expense for the years ended December 31, 2016, 2015 and 2014. The Company earned interest income of $0.4, $0.8 and $0.4 for the years ended December 31, 2016, 2015 and 2014, respectively. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2016 and 2015, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2016, 2015 and 2014.

C-73

Form No. SAI.01107-17	VRIAC Ed. May 2017

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2016
-	Statements of Operations for the year ended December 31, 2016
-	Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2016 and 2015
-	Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 3 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167182), as filed on April 21, 2015.

(3.7)

Amendment No. 4 to the Intercompany Agreement effective May 1, 2015 between Directed Services LLC (DSL) and Voya Retirement Insurance and Annuity Company (VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Amendment No. 5 to the Intercompany Agreement effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.9)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.10)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.11)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.12)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(4.1)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.2)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.3)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.4)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.5)	Variable Annuity Contract (G-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.6)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.7)	Variable Annuity Contract (G-CDA-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.

(4.8)

Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate

(GTCC-95(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.

(4.9)	Variable Annuity Contract (G-CDA-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(4.10)

Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate

(GTCC-95(ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.

(4.11)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(4.12)	Variable Annuity Contract (G-CDA-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(4.13)	Variable Annuity Contract (GIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.14)	Variable Annuity Contract (GLIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.15)	Variable Annuity Contract (GST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.16)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.17)	Variable Annuity Contract Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.18)	Variable Annuity Contract (GID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.19)	Variable Annuity Contract (GLID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.20)	Variable Annuity Contract (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.

(4.21)	Variable Annuity Contract (I-CDA-98(ORP)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.22)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.23)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.24)

Variable Annuity Contract Certificate (GTCC-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.

(4.25)	Variable Annuity Contract Certificate (GTCC-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(4.26)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.27)

Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.28)

Variable Annuity Contract Certificate (GDCC-HF) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.29)

Variable Annuity Contract Certificate (GDCC-HD) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.30)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.31)

Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.32)	Variable Annuity Contract (G-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.33)

Variable Annuity Contract Certificate (GDCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.34)

Variable Annuity Contract Certificate (GDCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.35)

Variable Annuity Contract Certificate (GTCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.36)

Variable Annuity Contract Certificate (GTCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.37)

Variable Annuity Contract Certificate (GTCC-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.38)	Variable Annuity Contract (G-CDA-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.39)

Variable Annuity Contract Certificate (GTCC-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.40)

Variable Annuity Contract Certificate (GTCC-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.41)

Variable Annuity Contract Certificate (GTCC-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.42)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.43)

Statement of Variability to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.44)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.45)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.46)

Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,

G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.

(4.47)

Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-88720), as filed on April 22, 1996.

(4.48)

Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.

(4.49)

Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.

(4.50)

Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.

(4.51)

Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.

(4.52)

Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract

IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.

(4.53)

Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and

GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.

(4.54)	Endorsement (E1OMNI97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.55)	Endorsement (E2OMNI97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.56)	Endorsement (E1FXPL97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.57)

Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-88720), as filed on February 21, 1997.

(4.58)

Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.59)

Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.60)

Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.61)

Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.62)	Endorsement (EINRV98) to Contract A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.63)	Endorsement (EINRP98) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.64)

Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.65)	Endorsement (EINRP97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.66)	Endorsement (EINRV97) to Contract A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.67)

Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.68)

Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.69)

Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-CDA-IA(RP) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 11, 1997.

(4.70)

Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.

(4.71)

Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 13, 1998.

(4.72)

Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 13, 1998.

(4.73)

Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.

(4.74)

Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.75)

Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.76)

Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.

(4.77)

Endorsement (EGET-99) to Contracts A001RP95, A020RV95,

G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,

G-CDA-HD(X), GID-CDA -HO, GLID-CDA-HO, GIT-CDA-HO,

GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,

I-CDA-HD(XC), G-CDA-IB(ATORP), G-CDA-IB(TORP),

G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),

GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and

GDCC-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.78)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.79)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.80)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.81)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.82)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.83)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.84)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.85)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.86)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.87)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,

GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,

GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),

G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA -IB(ATORP),

G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),

G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and

I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,

GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),

GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),

GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.88)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.89)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.90)

Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.91)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.92)	Statement of Variability to Contract G-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.93)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.94)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate

C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.95)

Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO,

G-CDA-HD and G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 29, 2002.

(4.96)

Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IA(RP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.97)

Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.98)

Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate

C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.99)	Endorsement (E1FXPY97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.100)

Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and Certificate

C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.101)

Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD,

GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.102)

Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD, GIT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.103)	Roth Endorsement – E-R403B-05 • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2006.
(4.104)	Roth Endorsement - E-R401K-06 • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2006.
(4.105)

Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2007.

(4.106)

Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF and Certificates GTCC-HO, GTCC-HD and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.

(4.107)

Endorsement E-SDO-06 to Contracts G-CDA-HD, G,CDA-HF,
GSD-CDA-HO, GLID-CDA-HO and GID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.

(4.108)

Endorsement E-TPA-08 Contract G-CDA (12/99) and Certificate C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.

(4.109)

Endorsement E-403bR-09 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(4.110)

Endorsement E-403bTERM-08 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(4.111)

Endorsement E-RO457-11 to Contracts G-CDA (12/99), GLID-CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.112)

Endorsement E-LIF-10(XC) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2011.

(4.113)

Endorsement E-DOMA-10 to Contracts G-CDA-99(NY) and G-CDA-01(NY) and Certificates C-CDA-99(NY) and C–CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2011.

(4.114)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.
(4.115)

Endorsement E-USWD-13 to Contracts G-CDA-99(NY) and G-CDA-01(NY) and Certificates C-CDA-99(NY) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(4.116)

Endorsement EVNMCHG (09/14) to Contracts I-CDA-98(ORP), G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A020RV95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificates A027RV95, C-CDA(12/99), GTCC-96(TORP), GTCC-96(ORP),GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.117)

Endorsement E-403bR-09 (refiling under VRIAC) to Contracts G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-CDA-HO and GLIT-CDA-HO and Certificates C-CDA-99(NY), GTCC-HD(XC), GTCC-IA(RPM/XC) and GTCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.118)

Endorsement E-403bTERM-08 (refiling under VRIAC) to Contracts G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-CDA-HO and GLIT-CDA-HO and Certificates C-CDA-99(NY), GTCC-HD(XC), GTCC-IA(RPM/XC) and GTCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.119)

Endorsement E-RO457-11 (refiling under VRIAC) to Contracts GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.120)

Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and GID-CDA-HO, and Contract Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.121)

Participant Roth Account Endorsement E-R401K-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.122)

Participant Roth Account Endorsement E-R403B-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.123)

Certificate of Group Annuity Coverage C-CDA-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.124)	Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF
(4.125)	Endorsement E-TDAINT-15 to Contracts G-CDA-IA(RP), G-CDA-HF, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-HD and Certificates GTCC-IA(RP) and GTCC-HF
(4.126)

Variable Annuity Contract Schedule I (A001RP95(1/98)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.127)

Variable Annuity Contract Schedule I (A020RV95(1/98)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(5.1)

Variable Annuity Contract Application 155634 (01/14) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(5.2)

Variable Annuity Contract Application 155634 (03/15) (NY) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.2)

(Retail) First Amendment dated February 5, 2009 to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.3)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.4)

(Retail) Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.5)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.6)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.7)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004, and by reference to Amendment No. 2 to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Amendment No. 3 to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Amendment No. 4 to Post-Effective Amendment No. 6 (File No. 333-167680), as filed on April 7, 2014.

(8.8)

(Retail) Novation Agreement dated February 16, 2010 to Fund Participation Agreement dated as of July 1, 2000 between American Century Investment Services, Inc., American Century Services, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.9)

(Retail) Selling and Services Agreement dated as of July 1, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and annuity Company, American Century Services Corporation and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.10)

(Retail) Amendment No. 1 effective November 7, 2003 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.11)

(Retail) Amendment No. 2 effective October 1, 2004 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.12)

(Retail) Amendment No. 3 effective April 1, 2007 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.13)

(Retail) Fourth Amendment dated as of April 6, 2009 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on April 1, 2007, October 1, 2004 and November 7, 2003 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.14)

(Retail) Fifth Amendment dated as of July 1, 2013 to Selling and Services Agreement dated as of July 1, 2000 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC (formerly known as American Century Services Corporation) as amended on November 7, 2003, October 1, 2004, April 1, 2007 and April 6, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.15)

(Retail) Novation Agreement dated February 23, 2010 to Selling and Services Agreement dated as of July 1, 2000 by and among American Century Investment Services, Inc., American Century Services, LLC, ING Financial Advisors, LLC, ING Life Insurance and Annuity Company and ING Institutional Plan Services LLP • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.16)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.17)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.18)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company and amended on November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1, 2010 and February 1, 2011 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.

(8.19)

Fourth Amendment effective August 29, 2014 to Service Agreement dated July 1, 2000 between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.20)

Ninth Amendment effective August 29, 2014 to Participation Agreement dated January 1, 2003 between American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.21)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.22)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.23)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.24)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.25)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.26)

(Retail) First Amendment made and entered into as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009• Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on April 15, 2009.

(8.27)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.28)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.29)

(Retail) First Amendment effective February 4, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.30)

(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership, Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(8.31)

Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.32)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 19, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset Management, LLC, Aston Funds and PFPC Distributors, Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.33)

Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.34)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Schwartz Investment Counsel, Inc. (Adviser for Ave Maria) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.35)

Rule 22c-2 Agreement made and entered into as of March 11, 2014 between Schwartz Investment Counsel, Inc. (Ave Maria), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.36)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.37)

(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 3, 2010.

(8.38)

(Retail) Second Amendment dated as of April 29, 2013 and effective January 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 and amended on July 21, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.39)

(Retail) Third Amendment, signed as of August 1, 2015, and effective as of January 1, 2016, to the Selling and Services Agreement and Fund Participation Agreement by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 7, 2016.

(8.40)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.41)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.42)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.43)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.44)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.45)

Selling and Services Agreement and Fund Participation Agreement dated November 5, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Cohen & Steers Securities, LLC and Cohen & Steers Capital Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2011.

(8.46)

Rule 22c-2 Agreement dated November 4, 2010 among Cohen & Steers Securities, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2011.

(8.47)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.48)

Schedule A-1 dated August 1, 2010 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.49)

Schedule A-1 dated September 30, 2009 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.50)

Schedule A-1 April 17, 2009 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.51)

Rule 22c-2 Agreement made and entered into as of March 17, 2009 between Delaware Service Company, Inc. and ING Life Insurance and Annuity Company and ING National Trust • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.52)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.53)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.54)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.55)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.56)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.57)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.58)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.59)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.60)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 2, 2012.

(8.61)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.62)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013 • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.63)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.64)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.65)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.66)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.67)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.68)

(Retail) Amendment dated November 13 , 2000 to the Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.

(8.69)

(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services Agreement dated August 28, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.70)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.71)

(Retail) Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.72)

(Retail) First Amendment dated as of November 17, 2014 and effective July 31, 2014 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.73)

(Retail) Second Amendment dated March 1, 2017, effective March 3, 2017 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and Ivy Funds Distributor, Inc.

(8.74)

Rule 22c-2 Agreement made and entered into July 15, 2009 between Ivy Funds Distributor, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.75)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.76)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc. (renamed Invesco Distributors, Inc. January 1, 2012), and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (file No. 033-75962), as filed on April 3, 3012.

(8.77)

(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.78)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.79)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (renamed Invesco Variable Insurance Funds, Inc.), A I M Distributors, Inc. (renamed Invesco Distributors, Inc.) and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and amended on November 17, 2000 and July 12, 2002 • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13. 2004.

(8.80)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.81)

First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.82)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.83)

Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.84)

First Amendment dated as of April 14, 2009 to the Selling and Services Agreement and Participation Agreement dated September 2, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC and amended on March 1, 2010 and December 2, 2010 • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 59 (File No. 333-01107), as filed on April 15, 2011.

(8.85)

Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.86)

Fund Participation Agreement effective December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

(8.87)

Amendment dated March 22, 2013 to Fund Participation Agreement dated December 8, 1997 by and among Janus Aspen Series, Janus Capital Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.88)

Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation and amended December 1, 1999 and August 1, 2000 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 22 (File No. 333-01107), as filed on August 14, 2000.

(8.89)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.90)

Service Agreement effective December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

(8.91)

First Amendment dated August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.92)

Distribution and Shareholder Services Agreement – Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.93)

Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.94)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company and amended on December 21, 2009 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 57 (File No. 333-01107), as filed on April 8, 2010.

(8.95)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12, 2007.

(8.96)

(Retail) First Amendment dated as of June 1, 2016 to the Fund Participation Agreement dated as of October 23, 2000 by and between Voya Retirement Insurance and Annuity Company, Lazard Asset Management Securities LLC, Lazard Asset Management LLC and The Retirement Series, Inc.

(8.97)	(Retail) Selling and Services Agreement entered into as of July 1, 1998 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC
(8.98)

(Retail) Amendment effective June 18, 2007 to the Selling and Services Agreement dated July 1, 1998 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Lazard Asset Management Securities LLC

(8.99)

(Retail) Second Amendment effective March 31, 2008 to the Selling and Services Agreement dated July 1, 1998 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Lazard Asset Management Securities LLC amended as of June 18, 2007

(8.100)

(Retail) Third Amendment dated as of August 16, 2009 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007 and March 31, 2008

(8.101)

(Retail) Fourth Amendment dated as of September 22, 2011 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008 and August 16, 2009

(8.102)

(Retail) Fifth Amendment dated as of January 1, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011

(8.103)

(Retail) Sixth Amendment dated as of May 20, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011 and March __, 2015

(8.104)

(Retail) Seventh Amendment dated as of April 1, 2016 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Lazard Asset Management Securities LLC and Lazard Asset Management LLC as amended on July 18, 2007, March 31, 2008, August 16, 2009, September 22, 2011, January 1, 2015 and May 20, 2015

(8.105)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.106)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of February 7, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Quasar Distributors, LLC , and Luther King Capital Management Corporation • Incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 20, 2006.

(8.107)

(Retail) First Amendment date as of October 2014 to the Selling and Services Agreement and Participation Agreement dated February 7, 2006 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Quasar Distributors, LLC and The LKCM funds • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.108)

Rule 22c-2 Agreement dated March 23, 2007 and is effective October 16, 2007 between Quasar Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

(8.109)

(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.110)

First Amendment dated March 13, 2009 to the Selling and Services Agreement dated April 30, 2001 between ING Financial Services, LLC (formerly Aetna Investment Services, LLC), ING Institutional Plan Services, LLP, ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P. (Loomis Sayles) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.111)

(Retail) Second Amendment dated as of February 1, 2010 to the Selling and Services Agreement effective as of April 30, 2001 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P. and prior thereto CDC IXIS Asset Management Distributors, L.P.)

(8.112)

(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.113)

(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.114)

Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.115)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.116)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.117)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.118)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.119)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.120)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.121)

(Retail) First Amendment dated November 25, 2014to the Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plans Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Metropolitan West Asset Management, LLC, Metropolitan West Funds and Foreside Funds Distributors LLC (formerly BNY Mellon Distributors Inc.) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.122)

Rule 22c-2 Agreement made and entered into as of August 15, 2010 between Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.123)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.124)

(Retail) First Amendment dated as of June 19, 2013 to the Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.125)

Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.126)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.127)

(Retail) Replacement Attachment A dated July 30, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated September 11, 2007 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.128)

(Retail) First Amendment dated December 1, 2010 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.129)

(Retail) Second Amendment dated June 1, 2013 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC and amended on December 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.130)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Nuveen Investments, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.131)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.132)

First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on May 1, 2004 and August 15, 2007• Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39 (File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.133)

Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.134)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.135)

(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.136)

(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.137)

(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.138)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.139)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.140)

(Retail) First Amendment dated as of June 4, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2011.

(8.141)

(Retail) Second Amendment, dated July 2, 2015, to the Fund Participation and Selling and Services Agreement, made as of October 15, 2009, between the PAX World Funds Series Trust I, Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(8.142)

Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.143)

First Amendment, entered into as of July 2, 2015, to the Rule 22C-2 Agreement, made and entered into as of October 15, 2009, between the PAX World Funds Series Trust I, ALPS Distributors, Inc. and Voya Retirement Insurance and Annuity Company, Voya Institutional Trust Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(8.144)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.145)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.146)

First Amendment dated as of August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.147)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company (Administrative) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.148)

First Amendment dated as of August 15, 2007 to Services Agreement between PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.149)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.150)

First Amendment dated as of August 15, 2007 to Services Agreement between Pacific Investment Management Company LLC ("PIMCO"), ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.151)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.152)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.153)

(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services Agreement and Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING USA Annuity and Life Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund Management LLC and amended on December 31, 2003, July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.154)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.155)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.156)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.157)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.158)

Selling and Services Agreement and Fund Participation Agreement dated January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.159)

First Amendment dated as of September 17, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated as of January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.160)

Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.161)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.162)

First Amendment dated April 1, 2008 to Selling and Services and Fund Participation Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011, August 11, 2011and November 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective No. 3 (File No. 333-167680), as filed on April 3, 2012, and by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.163)

Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and Participation Agreement effective as of September 26, 2005 by and among Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.164)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.165)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.166)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.167)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.168)

First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(8.169)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of May 1, 2004 by and among ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC, and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.170)

(Retail) Schedule A dated May 1, 2005 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2004 between ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and TCW Brokerage Services as amended on March 30, 2009 • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.171)

(Retail) First Amendment dated as of March 30, 2009 to the Selling and Services Agreement and Participation Agreement dated May 1, 2004 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.172)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between TCW Brokerage Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.173)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.174)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.175)

(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds Management, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.176)

(Retail) Participation Agreement dated August 19, 2002 by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.177)

(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and amended on October 30, 2006, August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No. 333-105479), as filed on April 9, 2010, and by reference to Post-Effective Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.

(8.178)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Heather H. Lavallee	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Chad J. Tope	909 Locust Street Des Moines, IA 50309	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

Name	Principal Business Address	Positions and Offices with Depositor
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue, Suite 710 Denver, Colorado 80237	Vice President and Assistant Treasurer
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2017

Voya Financial, Inc. (*1) Non-Insurer (Delaware) 52-1222820 NAIC 4832

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

IB Holdings LLC Non-Insurer (Virginia) 41-1983894

03/31/17	The New Providence Insurance Company, Limited Non-Insurer (Cayman Islands) 98-0161114

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*2) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*3) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

03/31/17	First Lien Loan Program LLC (*4) Non-Insurer (Delaware) 30-0841155

Page 2	Senior Secured Unitranche Loan Program LLC (*5) Non-Insurer (Delaware)

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Directed Services LLC Non-Insurer (Delaware) 14-1984144

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

Voya Insurance and Annuity Company Insurer (Iowa) 41-0991508 NAIC 80942

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

03/31/17	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Australia Retirement Services Holding, LLC Non-Insurer (Delaware) 26-0037599

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

AII 1, LLC Non-Insurer (Connecticut) No Tax ID

AII 2, LLC Non-Insurer (Connecticut) No Tax ID

AII 3, LLC Non-Insurer (Connecticut) No Tax ID

AII 4, LLC Non-Insurer (Connecticut) No Tax ID

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Langhorne I, LLC Non-Insurer (Missouri) 46-1051195 NAIC: 15365

Security Life Assignment Corp. Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

Voya America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15364

Security Life of Denver International Limited Insurer (Arizona) 98-0138339 NAIC 15321

Roaring River II, Inc. Insurer (Arizona) 27-2278894 NAIC 14007

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLD1 Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

03/31/17

Page 4

*1  On March 9, 2015, pursuant to the completion of a registered public offering, and a share buyback with Voya Financial, Inc. (collectively, the “March 2015 Transactions”), ING Groep N.V.(“ING Group”) sold off all of the shares of Voya Financial, Inc. common stock that it owned. ING Group continues to own warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. Upon completion of the March 2015 Transactions, ING Group is no longer an affiliate of, or the ultimate controlling person of, the Voya Financial, Inc. holding company system.

*2 Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.
*3 Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*4 First Lien Loan Program LLC controlled 50% by Voya Investment Management LLC and 50% by Third Party Stakeholder (Voya equity ownership of FLLP LLC is less than 15%).
*5 Senior Secured Unitranche Loan Program LLC management controlled 50% by Voya Investment Management LLC and 50% by Third Party Shareholder (Voya equity ownership of SSULP LLC is less than 15%).

Item 27.   Number of Contract Owners

As of February 28, 2017, there were 624,624 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.  These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue, Suite 710 Denver, Colorado 80237	Vice President and Assistant Treasurer
Dianne C. Bogoian	One Orange Way Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Bernard P. Heffernon	10740 Nall Avenue, Suite 120 Overland Park, KS 66211	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Dawn M. Mazzola	One Orange Way Windsor, CT 06095-4774	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Elizabeth L. Schroeder	One Orange Way Windsor, CT 06095-4774	Vice President
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Terry L. Owens	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$51,308,844.30

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2016.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)     to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 4th day of April, 2017.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 68 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
Carolyn M. Johnson*	Director	)	April
Carolyn M. Johnson		)	4, 2017
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)

Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.

Exhibit

24(b)(4.124)	Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF

24(b)(4.125)	Endorsement E-TDAINT-15 to Contracts G-CDA-IA(RP), G-CDA-HF, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-HD and Certificates GTCC-IA(RP) and GTCC-HF

24(b)(8.73)

(Retail) Second Amendment dated March 1, 2017, effective March 3, 2017 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and Ivy Funds Distributor, Inc.

24(b)(8.96)

(Retail) First Amendment dated as of June 1, 2016 to the Fund Participation Agreement dated as of October 23, 2000 by and between Voya Retirement Insurance and Annuity Company, Lazard Asset Management Securities LLC, Lazard Asset Management LLC and The Retirement Series, Inc.

24(b)(8.97)	(Retail) Selling and Services Agreement entered into as of July 1, 1998 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC

24(b)(8.98)

(Retail) Amendment effective June 18, 2007 to the Selling and Services Agreement dated July 1, 1998 by and among ING Financial Advisers, LLC, ING Life Insurance and Annuity Company and Lazard Asset Management Securities LLC

24(b)(8.99)

(Retail) Second Amendment effective March 31, 2008 to the Selling and Services Agreement dated July 1, 1998 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Lazard Asset Management Securities LLC amended as of June 18, 2007

Exhibit No.

Exhibit

24(b)(8.100)

(Retail) Third Amendment dated as of August 16, 2009 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007 and March 31, 2008

24(b)(8.101)

(Retail) Fourth Amendment dated as of September 22, 2011 to the Selling and Services Agreement dated as of July 1, 1998 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008 and August 16, 2009

24(b)(8.102)

(Retail) Fifth Amendment dated as of January 1, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011

24(b)(8.103)

(Retail) Sixth Amendment dated as of May 20, 2015 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and one or more of The Lazard Funds, Inc., and Lazard Asset Management Securities LLC as amended on June 18, 2007, March 31, 2008, August 16, 2009 and September 22, 2011 and March __, 2015

Exhibit No.

Exhibit

24(b)(8.104)

(Retail) Seventh Amendment dated as of April 1, 2016 to the Selling and Services Agreement dated as of July 1, 1998 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Lazard Asset Management Securities LLC and Lazard Asset Management LLC as amended on July 18, 2007, March 31, 2008, August 16, 2009, September 22, 2011, January 1, 2015 and May 20, 2015

24(b)(8.111)

(Retail) Second Amendment dated as of February 1, 2010 to the Selling and Services Agreement effective as of April 30, 2001 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly Aetna Investment Services, Inc.) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P. and prior thereto CDC IXIS Asset Management Distributors, L.P.)

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney